UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared eight semiannual reports to shareholders for the period ended February 28, 2013. The first report applies to the Floating Rate Income Fund, the second report applies to the Natural Resources Fund, the third report applies to the Strategic Income Opportunities Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the U.S. Equity Fund, the sixth report applies to the Emerging Markets Fund, the seventh report applies to the 9 Retirement Living Portfolios, the eighth report applies to 9 Retirement Choices Portfolios and the ninth report applies to 51 of the Registrant’s funds.

John Hancock
MUTUAL FUNDS

John Hancock

Floating Rate Income Fund

Semiannual Report
2.28.13

A look at performance

Total returns for the period ended February 28, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception[2]	6-months	5-year	10-year	Since inception[2]	as of 2-28-13	as of 2-28-13

Class A	3.72	5.34	—	4.81	0.45	29.73	—	27.44	3.76	3.69

Class B	1.24	4.91	—	4.52	–1.72	27.06	—	25.62	3.12	3.04

Class C	5.25	5.27	—	4.71	2.18	29.28	—	26.83	3.10	3.10

Class I3	7.42	6.41	—	5.84	3.86	36.42	—	34.07	4.26	4.26

Class R6[3,4]	7.33	6.41	—	5.85	3.76	36.41	—	34.09	4.27	–8.32

Class 1[3]	7.51	6.45	—	5.89	3.79	36.70	—	34.37	4.32	4.32

Class NAV[3]	7.45	6.51	—	5.95	3.81	37.08	—	34.75	4.38	4.38

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, Class NAV and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class B, Class C and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Net (%)	1.20	1.95	1.95	0.86	0.81	0.77	0.72
Gross (%)	1.25	2.03	1.95	0.86	1.58	0.77	0.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Floating Rate Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	1-2-08	$12,657	$12,562	$13,348

Class C5	1-2-08	12,683	12,683	13,348

Class I3	1-2-08	13,407	13,407	13,348

Class R6[3,4]	1-2-08	13,409	13,409	13,348

Class 1[3]	1-2-08	13,437	13,437	13,348

Class NAV[3]	1-2-08	13,475	13,475	13,348

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Floating Rate Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,035.60	$6.06

Class B	1,000.00	1,032.80	9.83

Class C	1,000.00	1,031.80	9.67

Class I	1,000.00	1,038.60	4.20

Class R6	1,000.00	1,037.60	4.09

Class 1	1,000.00	1,037.90	3.84

Class NAV	1,000.00	1,038.10	3.54

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Floating Rate Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,018.80	$6.01

Class B	1,000.00	1,015.10	9.74

Class C	1,000.00	1,015.30	9.59

Class I	1,000.00	1,020.70	4.16

Class R6	1,000.00	1,020.80	4.06

Class 1	1,000.00	1,021.00	3.81

Class NAV	1,000.00	1,021.30	3.51

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.95%, 1.92%, 0.83%, 0.81%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Floating Rate Income Fund	9

Portfolio summary

Top 10 Issuers (13.9% of Net Assets on 2-28-13)[1,2]

Caesars Entertainment Operating		Texas Competitive Electric Holdings
Company, Inc.	1.8%	Company LLC	1.2%

Univision Communications, Inc.	1.8%	Realogy Corp.	1.2%

First Data Corp.	1.7%	Chesapeake Energy Corp.	1.2%

Fortescue Metals Group Finance PTY, Ltd.	1.6%	Schaeffler AG	1.1%

Del Monte Foods Company	1.2%	Capsugel Holdings US, Inc.	1.1%

Sector Composition[1,3]

Consumer Discretionary	29.0%	Consumer Staples	6.0%

Industrials	13.1%	Utilities	5.3%

Health Care	11.2%	Telecommunication Services	4.4%

Materials	9.2%	Financials	4.2%

Energy	6.8%	Short-Term Investments & Other	4.4%

Information Technology	6.4%

Quality Composition[1,4]

AAA	0.3%	CCC & Below	5.6%

BBB	1.7%	Equity	0.3%

BB	32.1%	Not Rated	5.5%

B	50.1%	Short-Term Investments & Other	4.4%

1 As a percentage of net assets on 2-28-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-13 and do not reflect subsequent downgrades or upgrades, if any.

10	Floating Rate Income Fund | Semiannual report

Fund’s investments

As of 2-28-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 86.5%			$2,554,486,033

(Cost $2,533,767,256)

Consumer Discretionary 27.2%				804,060,824

Auto Components 1.1%

Allison Transmission, Inc.	3.198	08-07-17	$5,190,399	5,201,756

Allison Transmission, Inc.	4.250	08-23-19	11,196,938	11,300,509

August LuxUK Holding Company	6.250	04-27-18	6,709,217	6,759,536

August US Holding Company, Inc.	6.250	04-27-18	5,161,033	5,199,741

UCI International, Inc.	5.500	07-26-17	3,902,545	3,907,423

Automobiles 0.2%

Chrysler Group LLC (T)	TBD	05-24-17	5,000,000	5,098,610

Diversified Consumer Services 1.1%

Laureate Education, Inc.	5.250	06-18-18	6,400,000	6,424,000

Monitronics International, Inc.	5.500	03-23-18	16,408,712	16,463,402

The ServiceMaster Company	2.700	07-24-14	10,080,000	10,086,300

Hotels, Restaurants & Leisure 9.7%

Caesars Entertainment Operating
Company, Inc.	5.452	01-26-18	39,617,852	36,524,966

Caesars Entertainment Operating
Company, Inc.	9.500	10-31-16	16,601,971	16,901,936

CCM Merger, Inc.	6.000	03-01-17	25,273,643	25,463,195

DineEquity, Inc.	3.750	10-19-17	7,524,528	7,599,774

Dunkin’ Brands, Inc.	3.765	02-07-20	31,028,887	31,080,612

Equinox Fitness Clubs	5.500	11-16-19	22,130,000	22,351,300

Equinox Fitness Clubs	9.750	05-16-20	8,520,000	8,669,100

Golden Nugget, Inc.	3.210	06-30-14	4,724,837	4,724,837

Insignia Vessel Acquisition	5.063	04-27-15	1,128,892	1,107,254

Landry’s, Inc.	4.750	04-24-18	27,120,063	27,314,649

Las Vegas Sands LLC	2.710	11-23-16	17,491,259	20,826,816

MGM Resorts International	3.309	12-20-17	3,000,000	2,997,750

MGM Resorts International	4.250	12-20-19	14,075,000	14,255,962

Pinnacle Entertainment, Inc.	4.000	03-19-19	7,195,625	7,231,603

QCE LLC	9.000	01-24-17	16,171,445	10,754,011

Seven Seas Cruises S de RL LLC	4.750	12-21-18	14,880,000	14,991,600

Station Casinos, Inc. (T)	TBD	02-13-20	8,670,000	8,742,247

Stockbridge SBE Holdings LLC	13.000	05-02-17	10,000,000	10,700,000

Wendy’s International, Inc.	4.750	05-15-19	13,236,825	13,350,185

See notes to financial statements	Semiannual report | Floating Rate Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Household Durables 0.4%

Wilsonart International Holding LLC	5.500	10-31-19	$10,280,000	$10,395,650

Leisure Equipment & Products 0.3%

Leslie’s Poolmart, Inc.	5.198	10-16-19	8,923,653	9,011,514

Media 9.4%

Acosta, Inc.	5.000	03-02-18	21,566,419	21,809,041

Advantage Sales & Marketing LLC	4.250	12-12-17	11,211,562	11,262,944

AMC Entertainment, Inc.	4.250	12-15-16	10,658,395	10,725,010

Bresnan Broadband Holdings LLC	4.500	12-14-17	6,838,352	6,862,287

Cengage Learning Acquisitions, Inc.	5.710	07-05-17	37,580,826	28,373,524

Charter Communications Operating LLC	3.460	09-06-16	6,735,794	6,754,991

Charter Communications Operating LLC	4.000	05-15-19	9,925,000	10,009,363

Crossmark Holdings, Inc.	4.500	01-31-20	7,770,000	7,773,240

CSC Holdings LLC	1.954	03-29-16	1,237,592	1,239,655

Getty Images, Inc.	4.750	10-18-19	25,650,000	25,865,280

Kabel Deutschland GmbH (T)	TBD	02-01-19	10,604,630	10,593,580

NEP Broadcasting LLC	5.250	01-18-20	2,500,000	2,531,250

NEP Supershooters (T)	TBD	01-18-20	20,440,000	20,503,875

Nielsen Finance LLC	2.199	02-02-17	4,275,000	4,270,421

Nine Entertainment Group, Ltd. (T)	TBD	01-17-20	9,500,000	9,500,000

Regal Cinemas Corp.	3.236	08-23-17	1,673,121	1,680,441

Sinclair Television Group, Inc.	4.000	10-28-16	9,657,404	9,690,481

Univision Communications, Inc.	4.454	03-31-17	30,872,691	30,918,166

Virgin Media, Inc. (T)	TBD	02-17-20	16,800,000	16,695,000

Visant Corp.	5.250	12-22-16	24,301,671	23,221,607

Weather Channel	3.500	02-07-17	17,033,551	17,161,303

Multiline Retail 1.0%

J Crew Group, Inc. (T)	TBD	03-07-18	2,593,648	2,595,500

The Neiman Marcus Group, Inc.	4.000	05-16-18	28,267,494	28,320,495

Specialty Retail 3.6%

Freedom Group, Inc.	5.500	04-19-19	10,950,093	10,922,717

Gymboree Corp.	5.000	02-23-18	23,564,771	22,698,766

Michaels Stores, Inc.	3.750	01-31-20	24,210,000	24,270,380

Party City Holdings, Inc.	4.250	07-26-19	150,020	149,926

Party City Holdings, Inc.	5.750	07-26-19	30,174,375	30,469,842

Petco Animal Supplies, Inc.	4.000	11-24-17	18,622,905	18,719,353

Textiles, Apparel & Luxury Goods 0.4%

PVH Corp. (T)	TBD	02-13-20	12,937,500	13,036,148

Consumer Staples 5.2%				154,373,617

Food & Staples Retailing 1.3%

AdvancePierre Foods	5.750	07-10-17	14,400,000	14,573,995

AdvancePierre Foods	9.500	10-10-17	11,420,000	11,641,263

Michael Foods Group, Inc.	4.250	02-23-18	5,507,582	5,572,984

SUPERVALU, Inc. (T)	TBD	02-05-18	7,940,000	8,039,250

Food Products 2.6%

Brickman Group Holdings, Inc.	5.500	10-14-16	4,299,445	4,342,440

Candy Intermediate Holdings	7.507	06-18-18	20,795,500	21,098,761

Del Monte Foods Company	4.000	03-08-18	36,111,247	36,246,665

12	Floating Rate Income Fund | Semiannual report	See notes to financial statements

Food Products (continued)

Dole Food Company, Inc.	5.018	07-06-18	$9,299,758	$9,323,007

Dole Food Company, Inc.	5.033	07-06-18	5,196,915	5,209,908

Health Care Providers & Services 0.3%

Ardent Medical Services, Inc.	6.750	07-02-18	8,410,000	8,494,100

Household Products 0.4%

Spectrum Brands Holdings, Inc.	4.500	12-17-19	1,250,000	1,264,509

Yankee Candle Company, Inc.	5.250	04-02-19	10,160,316	10,211,117

Personal Products 0.6%

NBTY, Inc.	4.250	10-02-17	18,147,341	18,355,618

Energy 5.5%				163,500,437

Energy Equipment & Services 0.5%

Offshore Group Investment, Ltd.	6.250	10-26-17	14,407,625	14,495,094

Oil, Gas & Consumable Fuels 5.0%

Arch Coal, Inc.	5.750	05-16-18	25,774,165	26,197,609

Atlas Energy, Inc.	8.750	12-07-17	17,500,000	17,587,500

Chesapeake Energy Corp.	5.750	12-01-17	26,020,000	26,543,366

EP Energy LLC	5.000	05-24-18	6,500,000	6,560,359

FTS International, Inc.	8.500	05-06-16	23,513,277	21,426,474

Plains Exploration & Production Company	4.000	11-30-19	17,370,000	17,382,402

Samson Investment Company	6.000	09-25-18	25,050,000	25,284,844

SunCoke Energy, Inc.	4.000	07-26-18	4,480,962	4,492,164

Tesoro Corp. (T)	TBD	01-30-16	3,500,000	3,530,625

Financials 3.0%				89,198,378

Capital Markets 0.5%

Constellium Holdco BV	9.250	05-25-18	13,432,500	14,104,125

Diversified Financial Services 1.2%

BLB Management Services, Inc.	8.500	11-05-15	10,003,779	10,075,686

Star West Generation LLC	6.000	05-17-18	25,838,975	25,903,572

Insurance 0.4%

Nielson Finance LLC (T)	TBD	05-15-16	11,897,801	11,949,854

Real Estate Management & Development 0.9%

Realogy Corp.	4.423	10-10-16	24,955,623	24,955,623

Realogy Corp.	4.459	10-10-16	2,209,518	2,209,518

Health Care 11.2%				330,639,788

Biotechnology 2.3%

Capsugel Holdings US, Inc.	4.750	08-01-18	32,821,443	33,221,470

Medpace, Inc.	6.500	06-16-17	14,224,707	14,153,584

Par Pharmaceutical Companies, Inc.	4.250	09-28-19	16,159,500	16,149,400

Quintiles Transnational Corp.	4.500	06-08-18	3,927,101	3,954,100

Health Care Equipment & Supplies 2.0%

Bausch & Lomb, Inc.	5.250	05-17-19	15,671,250	15,774,790

Biomet, Inc.	4.003	07-25-17	4,014,938	4,040,657

BSN Medical	5.000	08-28-19	11,000,000	11,045,837

ConvaTec, Inc.	5.000	12-22-16	15,069,692	15,220,389

DJO Finance LLC / DJO Finance Corp.	5.204	11-01-16	3,241,470	3,265,781

Immucor, Inc.	5.750	08-17-18	10,867,875	10,922,214

See notes to financial statements	Semiannual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Health Care Providers & Services 4.7%

ATI Physical Therapy	5.750	12-20-19	$4,360,000	$4,360,000

Catalent Pharma Solutions, Inc.	5.250	09-15-17	9,900,188	9,937,313

Community Health Systems, Inc.	3.787	01-25-17	411,849	414,552

CRC Health Corp.	4.704	11-16-15	29,449,617	29,302,369

Emergency Medical Services Corp.	4.000	05-25-18	26,802,775	26,876,483

Hanger Orthopedic Group, Inc.	4.000	12-01-16	17,416,545	17,547,169

Healogics, Inc.	5.250	02-08-19	2,750,000	2,779,219

Healogics, Inc.	9.250	02-10-20	3,750,000	3,834,375

MultiPlan, Inc.	4.750	08-26-17	18,581,985	18,764,065

Radnet Management, Inc.	5.503	09-30-18	6,733,125	6,789,939

Universal Health Services, Inc.	3.750	11-15-16	7,459,000	7,477,647

Vanguard Health Holding Company II LLC	5.000	01-29-16	10,346,037	10,407,472

Pharmaceuticals 2.2%

Pharmaceutical Product Development, Inc.	4.250	12-05-18	19,390,000	19,490,983

Quintiles Transnational Corp.	4.500	06-08-18	19,839,488	19,971,758

Warner Chilcott Corp.	4.250	03-15-18	24,398,222	24,938,222

Industrials 12.2%				361,200,035

Aerospace & Defense 2.0%

Consolidated Precision Product (T)	TBD	06-19-20	10,130,000	10,383,250

Consolidated Precision Product	5.750	12-20-19	10,375,000	10,478,750

Delos Aircraft, Inc.	4.750	04-12-16	18,000,000	18,112,500

Hamilton Sundstrand	4.000	12-05-19	21,030,000	21,023,439

Airlines 0.9%

Delta Air Lines, Inc. (T)	TBD	04-20-17	15,950,559	16,026,994

US Airways Group, Inc.	2.704	03-21-14	9,250,000	9,219,938

Commercial Services & Supplies 4.4%

ACCO Brands Corp.	4.250	04-30-19	1,754,417	1,764,285

ADS Waste Holdings, Inc.	4.250	10-09-19	27,800,000	27,841,700

ARAMARK Corp. (T)	TBD	08-22-19	10,000,000	10,025,000

ARAMARK Corp.	1.934	01-27-14	64,096	63,613

ARAMARK Corp.	3.454	07-26-16	4,074,825	4,098,255

ARAMARK Corp.	3.459	07-26-16	267,979	340,114

ARAMARK Corp.	3.524	07-26-16	2,099,722	2,108,121

Flying Fortress, Inc.	5.000	06-30-17	22,000,000	22,110,000

Language Line LLC	6.250	06-20-16	19,366,829	19,173,161

SRS Distribution, Inc. (T)	TBD	08-08-19	6,000,000	5,970,000

Tervita Corp. (T)	TBD	05-01-18	4,500,000	4,529,732

US Investigations Services, Inc.	3.202	02-21-15	13,001,235	12,464,934

Waste Industries USA, Inc.	4.750	03-17-17	19,199,197	19,223,196

Electrical Equipment 0.7%

Generac Power Systems, Inc.	6.250	05-30-18	20,840,556	21,222,625

Machinery 2.8%

CPM Holdings, Inc.	6.250	08-29-17	7,610,925	7,620,439

Intelligrated, Inc.	6.750	07-30-18	15,960,000	16,209,375

Intelligrated, Inc.	10.500	12-31-19	6,310,000	6,459,863

Mirror BidCo Corp.	5.250	12-27-19	19,830,000	19,970,456

Schaeffler AG	6.000	01-27-17	33,700,000	33,815,861

14	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Road & Rail 0.9%

The Hertz Corp.	3.750	03-09-18	$7,500,000	$7,540,628

The Hertz Corp.	3.750	03-11-18	17,415,475	17,488,951

Trading Companies & Distributors 0.5%

BakerCorp International, Inc.	4.250	02-14-20	15,901,609	15,914,855

Information Technology 5.9%				173,972,721

Communications Equipment 0.1%

Alcatel-Lucent	7.250	01-31-19	1,970,000	1,991,548

Electronic Equipment, Instruments & Components 0.5%

Sensus USA, Inc.	4.750	05-09-17	10,436,225	10,427,532

Sensus USA, Inc.	8.500	05-09-18	4,000,000	4,025,000

Internet Software & Services 0.9%

Ancestry.com, Inc.	7.000	12-28-18	15,850,000	15,770,750

Sophia LP	4.500	07-19-18	11,327,108	11,421,496

IT Services 1.2%

CompuCom Systems, Inc.	6.500	10-04-18	21,000,000	21,192,507

CompuCom Systems, Inc.	10.250	10-04-19	9,730,000	9,924,600

Global Cash Access, Inc.	7.000	03-01-16	5,533,988	5,589,328

Semiconductors & Semiconductor Equipment 0.8%

Freescale Semiconductor, Inc. (T)	TBD	12-01-16	1,000,000	1,000,417

Freescale Semiconductor, Inc. (T)	TBD	03-20-20	4,000,000	3,978,332

NXP BV	4.750	01-11-20	8,500,000	8,603,598

NXP BV	5.250	03-19-19	1,488,750	1,502,707

NXP Funding LLC	5.500	03-03-17	8,341,533	8,491,422

Software 2.4%

First Data Corp.	4.202	03-23-18	23,195,507	22,905,563

First Data Corp.	5.202	03-24-17	1,500,000	1,502,813

First Data Corp.	5.202	09-24-18	8,500,000	8,500,000

Infor US, Inc.	5.250	04-05-18	7,954,439	8,045,915

SunGard Data Systems, Inc.	3.854	02-26-16	21,027,203	21,016,689

SunGard Data Systems, Inc.	4.500	01-31-20	8,000,000	8,082,504

Materials 8.0%				235,085,227

Chemicals 1.5%

Kronos, Inc.	4.500	10-18-19	11,650,000	11,737,375

Kronos, Inc.	9.750	04-30-20	13,230,000	13,516,654

OM Group, Inc.	5.750	08-02-17	6,665,625	6,696,174

US Coatings Acquisition, Inc.	4.750	02-03-20	12,800,000	12,952,730

Construction Materials 0.0%

Roofing Supply Group LLC	5.000	05-24-19	8,125	8,186

Containers & Packaging 1.4%

Berry Plastics Corp.	3.500	02-04-20	15,290,000	15,188,062

Consolidated Container Company LLC	5.000	07-03-19	9,725,625	9,830,175

The Container Store	6.250	04-05-19	14,143,125	14,249,198

Metals & Mining 4.4%

Essar Steel Algoma, Inc.	8.750	09-19-14	16,957,500	17,211,863

Fairmount Minerals, Ltd.	5.250	03-15-17	1,616,476	1,616,812

Fortescue Metals Group Finance PTY, Ltd.	5.250	10-18-17	47,600,075	48,175,227

See notes to financial statements	Semiannual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Metals & Mining (continued)

Metals USA, Inc.	6.250	11-15-19	$21,750,000	$21,777,188

Novelis, Inc.	4.000	03-10-17	29,911,806	30,906,768

Walter Energy, Inc.	5.750	04-02-18	9,806,453	9,818,711

Paper & Forest Products 0.7%

Exopack LLC	6.500	05-31-17	21,276,001	21,400,104

Telecommunication Services 3.6%				104,735,917

Diversified Telecommunication Services 2.5%

Cell Genesys, Inc.	4.000	01-25-20	1,880,000	1,888,616

Crown Castle Operating Company	4.000	01-31-19	22,818,181	22,944,958

Intelsat Jackson Holdings SA	4.500	04-02-18	22,999,747	23,239,335

Syniverse Holdings, Inc.	5.000	04-23-19	6,865,500	6,880,522

Telesat Canada	4.250	03-28-19	11,193,750	11,270,707

Windstream Corp.	3.500	01-23-20	6,740,000	6,780,440

Wireless Telecommunication Services 1.1%

MetroPCS Wireless, Inc.	4.000	03-16-18	10,316,097	10,344,033

MetroPCS Wireless, Inc.	4.071	11-03-16	6,547,681	6,566,387

Vodafone Group PLC	6.250	07-11-16	14,530,313	14,820,919

Utilities 4.7%				137,719,089

Electric Utilities 3.3%

Astoria Generating Company Acquisitions LLC	8.500	10-26-17	24,800,000	25,466,500

EquiPower Resources Corp.	5.500	12-21-18	30,843,304	31,267,400

Texas Competitive Electric Holdings
Company LLC	4.731	10-10-17	52,084,306	35,231,335

Topaz Power Group LLC (T)	TBD	02-26-20	6,200,000	6,153,500

Independent Power Producers & Energy Traders 1.3%

Dynegy Power LLC	9.250	08-04-16	19,283,544	20,064,527

NRG Energy, Inc.	3.250	07-02-18	6,477,500	6,506,416

Windsor Financing LLC	6.250	12-05-17	10,677,395	11,024,411

Multi-Utilities 0.1%

FREIF North American Power I LLC (T)	TBD	03-29-19	2,000,000	2,005,000

Corporate Bonds 8.5%				$250,109,032

(Cost $236,660,410)

Consumer Discretionary 1.7%				50,411,200

Media 1.7%

CCO Holdings LLC	7.000	01-15-19	$6,000,000	6,465,000

CCO Holdings LLC	7.875	04-30-18	2,970,000	3,170,475

CCO Holdings LLC	8.125	04-30-20	2,300,000	2,561,625

Lynx I Corp. (S)	5.375	04-15-21	10,000,000	10,250,000

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	5,260,000	5,496,700

Univision Communications, Inc. (S)	6.750	09-15-22	13,480,000	14,558,400

Univision Communications, Inc. (S)	6.875	05-15-19	2,500,000	2,687,500

Univision Communications, Inc. (S)	7.875	11-01-20	4,720,000	5,221,500

16	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Consumer Staples 0.8%				$22,387,225

Household Products - 0.7%

Reynolds Group Issuer, Inc.	5.750	10-15-20	$20,680,000	21,352,100

Tobacco 0.1%

Alliance One International, Inc.	10.000	07-15-16	980,000	1,035,125

Energy 1.3%				37,946,160

Electric Utilities 0.1%

Energy Future Intermediate Holding
Company LLC (S)	6.875	08-15-17	3,500,000	3,692,500

Energy Equipment & Services 0.9%

Hercules Offshore, Inc. (S)	7.125	04-01-17	20,890,000	22,508,975

Hercules Offshore, Inc. (S)	10.500	10-15-17	3,461,000	3,755,185

Oil, Gas & Consumable Fuels 0.3%

Chesapeake Energy Corp.	6.125	02-15-21	5,160,000	5,469,600

Chesapeake Energy Corp.	7.250	12-15-18	230,000	259,900

Chesapeake Energy Corp.	9.500	02-15-15	2,000,000	2,260,000

Financials 0.8%				24,165,375

Consumer Finance 0.4%

SLM Corp.	8.000	03-25-20	11,100,000	12,848,250

Diversified Financial Services 0.1%

International Lease Finance Corp. (S)	7.125	09-01-18	3,300,000	3,856,875

Real Estate Management & Development 0.3%

Realogy Corp. (S)	7.875	02-15-19	6,860,000	7,460,250

Industrials 0.9%				26,995,925

Airlines 0.3%

Continental Airlines Pass Thru Certificates
Series 2012-3, Class C	6.125	04-29-18	3,890,000	3,880,275

Delta Air Lines 2012-1 Class B Pass Through
Trust (S)	6.875	05-07-19	5,630,000	5,939,650

Marine 0.6%

Horizon Lines LLC	11.000	10-15-16	17,176,000	17,176,000

Information Technology 0.5%				16,091,550

Software 0.5%

First Data Corp. (S)	6.750	11-01-20	14,000,000	14,367,500

First Data Corp. (S)	7.375	06-15-19	1,640,000	1,724,050

Materials 1.1%				31,209,713

Metals & Mining 0.9%

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	7,000,000	4,550,000

Molycorp, Inc. (S)	10.000	06-01-20	14,160,000	13,735,200

Ryerson, Inc. (S)	9.000	10-15-17	6,800,000	7,446,000

Paper & Forest Products 0.2%

Appleton Papers, Inc. (S)	10.500	06-15-15	5,160,000	5,430,900

Verso Paper Holdings LLC	11.750	01-15-19	65,000	47,613

See notes to financial statements	Semiannual report | Floating Rate Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Telecommunication Services 0.8%				$24,379,500

Diversified Telecommunication Services 0.6%

Wind Acquisition Finance SA (S)	7.250	02-15-18	$17,650,000	18,179,500

Wireless Telecommunication Services 0.2%

Sprint Nextel Corp. (S)	9.000	11-15-18	5,000,000	6,200,000

Utilities 0.6%				$16,522,384

Independent Power Producers & Energy Traders 0.6%

Calpine Construction Finance Company LP (S)	8.000	06-01-16	7,000,000	7,385,000

Calpine Corp. (S)	7.250	10-15-17	7,657,000	8,145,134

Calpine Corp. (S)	7.875	07-31-20	900,000	992,250

			Shares	Value
Common Stocks 0.2%				$4,738,621

(Cost $1,848,605)

Consumer Discretionary 0.1%				1,121,239

Hotels, Restaurants & Leisure 0.1%

Tropicana Entertainment, Inc. (I)			72,338	1,121,239

Materials 0.1%				3,617,382

Chemicals 0.1%

LyondellBasell Industries NV, Class A			61,709	3,617,382

Preferred Securities 0.4%				$13,089,528

(Cost $12,330,000)

Financials 0.4%				13,089,528

Diversified Financial Services 0.4%

GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			493,200	13,089,528

18	Floating Rate Income Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 9.0%		$265,672,249

(Cost $265,672,249)

Repurchase Agreement 9.0%		265,672,249

Deutsche Bank Repurchase Agreement dated
2-28-13 at 0.170% to be repurchased at $185,710,877
on 3-1-13, collateralized by $172,745,000 U.S. Treasury
Note, 0.625% due 4-15-13 (valued at $189,424,221,
including interest)	$185,710,000	185,710,000

Repurchase Agreement with Bank of America dated
2-28-13 at 0.120% to be repurchased at $52,690,176
on 3-1-13, collateralized by $37,830,000 U.S. Treasury
Bond, 6.000% due 2-15-26 (valued at $53,734,795
including interest)	52,690,000	52,690,000

Repurchase Agreement with State Street Corp. dated
2-28-13 at 0.010% to be repurchased at $19,193,254
on 3-1-13, collateralized by $20,080,000 Federal Home
Loan Mortgage Corp., 2.080% due 10-17-22 (valued at
$20,001,648, including interest)	19,193,249	19,193,249

Repurchase Agreement with State Street Corp. dated
2-28-13 at 0.010% to be repurchased at $8,079,002
on 3-1-13, collateralized by $8,220,000 U.S. Treasury
Note, 0.375% due 6-15-15 (valued at $8,244,331,
including interest)	8,079,000	8,079,000

Total investments (Cost $3,050,278,520)† 104.6%	$3,088,095,463

Other assets and liabilities, net (4.6%)		($135,226,327)

Total net assets 100.0%	$2,952,869,136

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

TBD To Be Determined

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $3,054,111,545. Net unrealized appreciation aggregated $33,983,918, of which $55,817,433 related to appreciated investment securities and $21,833,515 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $2,784,606,271)	$2,822,423,214
Repurchase agreements, at value (Cost $265,672,249)	265,672,249

Total investments, at value (Cost $3,050,278,520)	3,088,095,463
Cash	790
Receivable for investments sold	68,809,902
Receivable for fund shares sold	7,941,551
Dividends and interest receivable	13,846,967
Receivable due from advisor	735
Other receivables and prepaid expenses	103,047

Total assets	3,178,798,455

Liabilities

Payable for investments purchased	220,337,796
Payable for fund shares repurchased	4,807,802
Distributions payable	325,886
Payable to affiliates
Accounting and legal services fees	65,465
Transfer agent fees	235,393
Trustees’ fees	1,400
Other liabilities and accrued expenses	155,577

Total liabilities	225,929,319

Net assets	2,952,869,136

Net assets consist of

Paid-in capital	$2,909,264,286
Undistributed net investment income	2,607,830
Accumulated net realized gain (loss) on investments	3,180,077
Net unrealized appreciation (depreciation) on investments	37,816,943

Net assets	$2,952,869,136

20	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($397,139,581 ÷ 42,006,438 shares)[1]	$9.45
Class B ($29,261,979 ÷ 3,094,022 shares)[1]	$9.46
Class C ($190,431,607 ÷ 20,057,899 shares)[1]	$9.49
Class I ($259,612,320 ÷ 27,468,807 shares)	$9.45
Class R6 ($124,705 ÷ 13,192 shares)	$9.45
Class 1 ($3,395,280 ÷ 359,532 shares)	$9.44
Class NAV ($2,072,903,664 ÷ 219,240,082 shares)	$9.45

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.74

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-13 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$81,618,111
Dividends	719,973
Securities lending	11,906
Less foreign taxes withheld	(33,370)

Total investment income	82,316,620

Expenses

Investment management fees	9,397,714
Distribution and service fees	1,576,539
Accounting and legal services fees	192,748
Transfer agent fees	671,070
Trustees’ fees	18,463
State registration fees	66,569
Printing and postage	20,613
Professional fees	52,393
Custodian fees	110,934
Registration and filing fees	19,540
Other	16,840

Total expenses	12,143,423
Less expense reductions	(84,093)

Net expenses	12,059,330

Net investment income	70,257,290

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	16,106,442
Investments in affiliated issuers	(33)

16,106,409
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	17,872,858
17,872,858
Net realized and unrealized gain	33,979,267

Increase in net assets from operations	$104,236,557

22	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-13	ended
	(Unaudited)	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$70,257,290	$123,801,455
Net realized gain	16,106,409	14,701,177
Change in net unrealized appreciation (depreciation)	17,872,858	107,941,795

Increase in net assets resulting from operations	104,236,557	246,444,427

Distributions to shareholders
From net investment income
Class A	(8,247,762)	(16,968,819)
Class B	(491,674)	(905,745)
Class C	(3,402,854)	(7,389,450)
Class I	(5,384,288)	(11,381,639)
Class R6	(3,015)	(118,157)
Class 1	(48,476)	(29,247)
Class NAV	(49,705,000)	(86,425,107)
From net realized gain
Class A	(3,126,045)	(4,555,363)
Class B	(222,472)	(271,025)
Class C	(1,498,509)	(2,328,449)
Class I	(1,859,126)	(2,822,399)
Class R6	(1,028)	(63,247)
Class 1	(16,552)	(3,468)
Class NAV	(16,696,809)	(19,790,864)

Total distributions	(90,703,610)	(153,052,979)

From Fund share transactions	249,130,379	272,259,701

Total increase	262,663,326	365,651,149

Net assets

Beginning of period	2,690,205,810	2,324,554,661

End of period	$2,952,869,136	$2,690,205,810

Undistributed (accumulated distributions in excess of) net
investment income	$2,607,830	($366,391)

See notes to financial statements	Semiannual report | Floating Rate Income Fund	23

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05	$9.43	$9.13	$9.79	$10.00
Net investment income[3]	0.22	0.45	0.44	0.52	0.56	0.37
Net realized and unrealized gain (loss)
on investments	0.11	0.48	(0.08)	0.33	(0.66)	(0.25)
Total from investment operations	0.33	0.93	0.36	0.85	(0.10)	0.12
Less distributions
From net investment income	(0.21)	(0.45)	(0.48)	(0.55)	(0.56)	(0.33)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.29)	(0.57)	(0.74)	(0.55)	(0.56)	(0.33)
Net asset value, end of period	$9.45	$9.41	$9.05	$9.43	$9.13	$9.79
Total return (%)[5,6]	3.56[7]	10.52	3.66	9.47	(0.07)	1.23[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$397	$354	$414	$267	$110	$11
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.22[8]	1.25	1.21	1.20	1.23	1.52[8]
Expenses including reductions and
amounts recaptured	1.20[8]	1.20	1.20[9]	1.20[9]	1.20	1.18[8]
Net investment income	4.73[8]	4.86	4.64	5.58	6.16	5.70[8]
Portfolio turnover (%)	45	59	80	57	36	11

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class A shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets for the period ended 8-31-11 and 0.01% of average net assets for the period ended 8-31-10.

24	Floating Rate Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05	$9.42	$9.13	$9.79	$10.00
Net investment income[3]	0.19	0.38	0.37	0.45	0.49	0.31
Net realized and unrealized gain (loss)
on investments	0.12	0.48	(0.07)	0.32	(0.65)	(0.24)
Total from investment operations	0.31	0.86	0.30	0.77	(0.16)	0.07
Less distributions
From net investment income	(0.18)	(0.38)	(0.41)	(0.48)	(0.50)	(0.28)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.26)	(0.50)	(0.67)	(0.48)	(0.50)	(0.28)
Net asset value, end of period	$9.46	$9.41	$9.05	$9.42	$9.13	$9.79
Total return (%)[5,6]	3.28[7]	9.70	2.99	8.52	(0.80)	0.76[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$29	$25	$21	$9	$3	$1
Ratios (as a percentage of average net assets):
Expense before reductions and
amounts recaptured	1.98[8]	2.03	2.02	2.08	3.86	4.76[8]
Expenses including reductions and
amounts recaptured	1.95[8]	1.95	1.95[9]	1.95[9]	1.95	1.93[8]
Net investment income	3.98[8]	4.10	3.85	4.77	5.53	4.78[8]
Portfolio turnover (%)	45	59	80	57	36	11

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class B shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets.

CLASS C SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.45	$9.08	$9.46	$9.16	$9.80	$10.00
Net investment income[3]	0.19	0.38	0.37	0.45	0.47	0.32
Net realized and unrealized gain (loss)
on investments	0.11	0.49	(0.08)	0.33	(0.62)	(0.24)
Total from investment operations	0.30	0.87	0.29	0.78	(0.15)	0.08
Less distributions
From net investment income	(0.18)	(0.38)	(0.41)	(0.48)	(0.49)	(0.28)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.26)	(0.50)	(0.67)	(0.48)	(0.49)	(0.28)
Net asset value, end of period	$9.49	$9.45	$9.08	$9.46	$9.16	$9.80
Total return (%)[5,6]	3.18[7]	9.80	2.92	8.65	(0.69)	0.81[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$190	$178	$186	$95	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.92[8]	1.95	1.92	1.91	2.09	2.32[8]
Expenses including reductions and
amounts recaptured	1.92[8]	1.95	1.92	1.93[9]	1.95	1.95[8]
Net investment income	4.01[8]	4.11	3.90	4.77	5.39	4.96[8]
Portfolio turnover (%)	45	59	80	57	36	11

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class C shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	25

CLASS I SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.40	$9.04	$9.42	$9.12	$9.79	$10.00
Net investment income[3]	0.24	0.48	0.47	0.56	0.60	0.37
Net realized and unrealized gain (loss)
on investments	0.12	0.48	(0.07)	0.32	(0.68)	(0.22)
Total from investment operations	0.36	0.96	0.40	0.88	(0.08)	0.15
Less distributions
From net investment income	(0.23)	(0.48)	(0.52)	(0.58)	(0.59)	(0.36)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.31)	(0.60)	(0.78)	(0.58)	(0.59)	(0.36)
Net asset value, end of period	$9.45	$9.40	$9.04	$9.42	$9.12	$9.79
Total return (%)[5]	3.86[6]	10.91	4.08	9.88	0.25	1.52[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$260	$203	$191	$86	$40	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.83[7]	0.86	0.80	0.81	0.95	4.48[7]
Expenses including reductions and
amounts recaptured	0.83[7]	0.85	0.80	0.82[8]	0.85	0.82[7]
Net investment income	5.10[7]	5.21	4.93	5.94	6.36	5.78[7]
Portfolio turnover (%)	45	59	80	57	36	11

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class I shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to 0.01% of average net assets.

CLASS R6 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05
Net investment income[3]	0.24	0.51
Net realized and unrealized gain on investments	0.11	0.45
Total from investment operations	0.35	0.96
Less distributions
From net investment income	(0.23)	(0.48)
From net realized gain	(0.08)	(0.12)
Total distributions	(0.31)	(0.60)
Net asset value, end of period	$9.45	$9.41
Total return (%)[4]	3.76[5]	10.95

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	13.26[7]	1.58
Expenses including reductions and amounts recaptured	0.81[7]	0.81
Net investment income	5.12[7]	5.50
Portfolio turnover (%)	45	59

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

26	Floating Rate Income Fund | Semiannual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.40	$9.04	$9.41	$9.12	$9.78	$10.00
Net investment income[3]	0.24	0.48	0.51	0.57	0.59	0.38
Net realized and unrealized gain (loss)
on investments	0.11	0.49	(0.10)	0.31	(0.65)	(0.23)
Total from investment operations	0.35	0.97	0.41	0.88	(0.06)	0.15
Less distributions
From net investment income	(0.23)	(0.49)	(0.52)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.31)	(0.61)	(0.78)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.44	$9.40	$9.04	$9.41	$9.12	$9.78
Total return (%)	3.79[6]	11.01	4.22[5]	9.82[5]	0.40	1.48[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$1	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.76[8]	0.77	0.77	0.78	0.80	0.78[8]
Expenses including reductions and
amounts recaptured	0.75[8]	0.77	0.77	0.78	0.80	0.78[8]
Net investment income	5.26[8]	5.25	5.31	6.11	7.13	5.83[8]
Portfolio turnover (%)	45	59	80	57	36	11

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class 1 shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than 0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS NAV SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05	$9.42	$9.12	$9.79	$10.00
Net investment income[3]	0.25	0.49	0.51	0.58	0.60	0.40
Net realized and unrealized gain (loss)
on investments	0.10	0.48	(0.10)	0.31	(0.67)	(0.24)
Total from investment operations	0.35	0.97	0.41	0.89	(0.07)	0.16
Less distributions
From net investment income	(0.23)	(0.49)	(0.52)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.31)	(0.61)	(0.78)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.45	$9.41	$9.05	$9.42	$9.12	$9.79
Total return (%)[5]	3.81[6]	11.06	4.27	9.99	0.31	1.59[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2,073	$1,929	$1,512	$1,119	$962	$510
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.71[7]	0.71	0.72	0.73	0.75	0.75[7]
Expenses including reductions and
amounts recaptured	0.70[7]	0.71	0.72	0.73	0.75	0.75[7]
Net investment income	5.23[7]	5.34	5.33	6.16	7.08	6.16[7]
Portfolio turnover (%)	45	59	80	57	36	11

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class NAV shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	27

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Effective April 12, 2013, Class B shares were closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities,

28	Floating Rate Income Fund | Semiannual report

interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans
Consumer Discretionary	$804,060,824	—	$804,060,824	—
Consumer Staples	154,373,617	—	154,373,617	—
Energy	163,500,437	—	163,500,437	—
Financials	89,198,378	—	89,198,378	—
Health Care	330,639,788	—	330,639,788	—
Industrials	361,200,035	—	361,200,035	—
Information Technology	173,972,721	—	173,972,721	—
Materials	235,085,227	—	235,085,227	—
Telecommunication
Services	104,735,917	—	104,735,917	—
Utilities	137,719,089	—	137,719,089	—
Corporate Bonds
Consumer Discretionary	50,411,200	—	50,411,200	—
Consumer Staples	22,387,225	—	22,387,225	—
Energy	37,946,160	—	37,946,160	—
Financials	24,165,375	—	24,165,375	—
Industrials	26,995,925	—	26,995,925	—
Information Technology	16,091,550	—	16,091,550	—
Materials	31,209,713	—	31,209,713	—
Telecommunication
Services	24,379,500	—	24,379,500	—
Utilities	16,522,384	—	16,522,384	—
Common Stocks
Consumer Discretionary	1,121,239	—	1,121,239	—
Materials	3,617,382	$3,617,382	—	—
Preferred Securities
Financials	13,089,528	13,089,528	—	—
Short-Term Investments	265,672,249	—	265,672,249	—

Total Investments in
Securities	$3,088,095,463	$16,706,910	$3,071,388,553	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Semiannual report | Floating Rate Income Fund	29

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2013, the Fund had $145,440 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operation. There were no securities on loan for the six months ended February 28, 2013.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any

30	Floating Rate Income Fund | Semiannual report

Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2013 were $643. For the six months ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured committed line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. The Fund generally declares and pays capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Semiannual report | Floating Rate Income Fund	31

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor), serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s average daily net assets, (b) 0.675% of the next $900,000,000, and (c) 0.65% of the Fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. All funds covered in this report are Participating Funds. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the Fund if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, services fees, transfer agent fees, blue sky fees, printing and postage fees, short dividend expense and acquired fund fees. This expense reduction will continue in effect until terminated by the Advisor on notice to the Fund.

The Advisor has contractually agreed to limit the Fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, short dividend expense and acquired fund fee to 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, and 0.81% for Class R6 shares of the Fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2013 unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2013, the expense limitation for Class I shares was 0.95% of the Fund’s average daily net asset value.

32	Floating Rate Income Fund | Semiannual report

Accordingly, these expense reductions amounted to $40,239, $3,695, $3,043, $3,745, $7,645, $34 and $33,645 for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the six months ended February 28, 2013.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the six months ended February 28, 2013 were equivalent to a net annual effective rate of 0.67% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE
THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	FEBRUARY 1, 2016	FEBRUARY 28, 2013

$3,911	$47,563	$208,460	$44,939	$7,953

Amounts recovered by class

CLASS A	CLASS B	TOTAL

$6,712	$1,241	$7,953

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $232,296 for the six months ended February 28, 2013. Of this amount, $43,171 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $187,025 was paid as sales commissions to broker-dealers and $2,100 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Semiannual report | Floating Rate Income Fund	33

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor amounted to $71, $28,539 and $7,485 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$548,109	$357,604	$20,635	$8,918
Class B	130,696	25,625	9,042	930
Class C	897,250	175,450	10,679	4,713
Class I	—	112,375	19,107	5,465
Class R6	—	16	7,106	587
Class 1	484	—	—	—
Total	$1,576,539	$671,070	$66,569	$20,613

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2013 and for the year ended August 31, 2012 were as follows:

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,904,694	$103,056,459	12,848,231	$119,192,989
Distributions reinvested	1,147,982	10,826,333	2,158,286	19,945,571
Repurchased	(7,646,641)	(72,188,314)	(23,188,271)	(213,149,062)

Net increase (decrease)	4,406,035	$41,694,478	(8,181,754)	($74,010,502)

34	Floating Rate Income Fund | Semiannual report

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class B shares

Sold	660,662	$6,246,258	727,588	$6,745,480
Distributions reinvested	61,644	581,350	95,288	881,298
Repurchased	(238,977)	(2,259,016)	(491,754)	(4,549,945)

Net increase	483,329	$4,568,592	331,122	$3,076,833

Class C shares

Sold	2,664,664	$25,290,910	3,019,713	$28,114,852
Distributions reinvested	430,982	4,080,935	825,774	7,661,742
Repurchased	(1,879,437)	(17,835,657)	(5,511,457)	(51,197,535)

Net increase (decrease)	1,216,209	$11,536,188	(1,665,970)	($15,420,941)

Class I shares

Sold	9,227,612	$87,181,278	13,674,695	$126,061,363
Distributions reinvested	615,432	5,802,349	1,231,420	11,383,382
Repurchased	(4,004,913)	(37,841,006)	(14,381,382)	(132,659,955)

Net increase	5,838,131	$55,142,621	524,733	$4,784,790

Class R6 shares

Sold	290	$2,745	566,749	$5,169,626
Distributions reinvested	79	740	18,660	171,892
Repurchased	(284)	(2,673)	(572,302)	(5,340,244)

Net increase	85	$812	13,107	$1,274

Class 1 shares

Sold	257,381	$2,430,821	142,507	$1,324,274
Distributions reinvested	6,902	65,028	3,521	32,715
Repurchased	(32,450)	(306,199)	(31,233)	(291,760)

Net increase	231,833	$2,189,650	114,795	$1,065,229

Class NAV shares

Sold	9,488,919	$89,649,757	29,771,990	$277,158,639
Distributions reinvested	7,039,984	66,401,809	11,480,349	106,215,971
Repurchased	(2,333,832)	(22,053,528)	(3,366,370)	(30,611,592)

Net increase	14,195,071	$133,998,038	37,885,969	$352,763,018

Net increase	26,370,693	$249,130,379	29,022,002	$272,259,701

Affiliates of the Fund owned 81% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 28, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $1,454,407,510 and $1,190,071,295, respectively, for the six months ended February 28, 2013.

Semiannual report | Floating Rate Income Fund	35

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	11.4%
John Hancock Lifestyle Balanced Portfolio	25.5%
John Hancock Lifestyle Moderate Portfolio	12.5%
John Hancock Lifestyle Conservative Portfolio	13.5%

36	Floating Rate Income Fund | Semiannual report

Special Shareholder Meeting Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Floating Rate Income Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Floating Rate Income Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Western Asset Management Company
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38	Floating Rate Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	328SA 2/13
MF135736	4/13

John Hancock

MUTUAL FUNDS

John Hancock
Natural Resources Fund

Semiannual Report

2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	6-months	5-year	10-year	Since inception[1]

Class A2	–15.30	–7.65	—	2.69	–0.19	–32.84	—	21.66

Class I2,3	–10.63	–6.28	—	3.99	5.11	–27.70	—	33.41

Class R6[2,3]	–10.57	–6.39	—	3.82	5.20	–28.13	—	31.86

Class 1[3]	–10.46	–6.15	—	4.10	5.23	–27.19	—	34.49

Class NAV[3]	–10.34	–6.10	—	4.16	5.26	–26.99	—	35.04

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, Class NAV and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class I, Class R6, Class 1 and Class NAV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class 1	Class NAV
Net (%)	1.58	1.38	1.28	1.11	1.06
Gross (%)	1.82	1.43	24.48	1.12	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Natural Resources Fund | Semiannual report

			With
		Without	maximum
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3	Index 4	Index 5

Class I2,3	10-15-05	$13,341	$13,341	$15,145	$16,005	$15,303	$11,586	$15,728

Class R6[2,3]	10-15-05	13,186	13,186	15,145	16,005	15,303	11,586	15,728

Class 1[2,3]	10-15-05	13,449	13,449	15,145	16,005	15,303	11,586	15,728

Class NAV[3]	10-15-05	13,504	13,504	15,145	16,005	15,303	11,586	15,728

60% MSCI World Energy Index/40% MSCI World Metals & Mining Index Combined Index (gross of foreign withholding tax on dividends) — Index 1 — is comprised of 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 3 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index (gross of foreign withholding tax on dividends) — Index 4 —consists of all the companies in the Paper & Forest industry of the MSCI World Index.

60% MSCI World Energy Index/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Products Index Combined Index — Index 5 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper and Forest Products Index.

Effective 7-16-12, the Fund’s primary benchmark changed from 60% MSCI World Energy Index/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Products Index to 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index, which better reflects the subadvisors’ outlook on the Fund’s investments and allocations to natural resources sectors. In addition, effective 7-16-12, the Fund no longer uses the MSCI World Paper & Forest Products Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to performance pages

1 From 10-15-05.
2 Class A and Class I shares were first offered on 1-4-10, Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I and Class R6 shares, as applicable.
3 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | Natural Resources Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,050.40	$8.03

Class I	1,000.00	1,051.10	7.02

Class R6	1,000.00	1,052.00	6.51

Class 1	1,000.00	1,052.30	5.70

Class NAV	1,000.00	1,052.60	5.45

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Natural Resources Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,017.00	$7.90

Class I	1,000.00	1,018.00	6.90

Class R6	1,000.00	1,018.40	6.41

Class 1	1,000.00	1,019.20	5.61

Class NAV	1,000.00	1,019.50	5.36

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 1.38%, 1.28%, 1.12% and 1.07% for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Natural Resources Fund	9

Portfolio summary

Top 10 Holdings (25.4% of Total Net Assets on 2-28-13)[1,2]

Southwestern Energy Company	3.1%	Peyto Exploration & Development Corp.	2.4%

Oil Search, Ltd.	3.0%	Rio Tinto PLC	2.3%

The Mosaic Company	2.8%	Range Resources Corp.	2.3%

BG Group PLC	2.7%	Chevron Corp.	2.2%

Concho Resources, Inc.	2.4%	Denbury Resources, Inc.	2.2%

Industry Composition[1,3]

Oil, Gas & Consumable Fuels	55.4%	Independent Power Producers &
		Energy Traders	2.1%
Metals & Mining	22.2%
		Construction & Engineering	0.6%
Chemicals	5.5%
		Commercial Services & Supplies	0.6%
Energy Equipment & Services	5.0%
		Diversified Financial Services	0.5%
Construction Materials	2.7%
		Short-Term Investments & Other	5.4%

Country Composition[1,3]

United States	50.9%	South Africa	1.2%

Canada	16.3%	Ireland	1.1%

United Kingdom	14.3%	Spain	1.0%

Australia	6.7%	Netherlands	1.0%

Switzerland	1.8%	Other Countries	5.7%

1 As a percentage of net assets on 2-28-13.

2 Cash and cash equivalents not included.

3 The natural resources industry can be significantly affected by global, political and environmental developments and by commodity prices. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. For additional information on these and other risk considerations, please see the Fund’s prospectus.

10	Natural Resources Fund | Semiannual report

Fund’s investments

As of 2-28-13 (unaudited)

	Shares	Value

Common Stocks 94.6%		$754,475,199

(Cost $746,073,776)

Energy 60.4%		482,002,198

Energy Equipment & Services 5.0%

Baker Hughes, Inc.	104,952	4,703,948

Dril-Quip, Inc. (I)	53,348	4,386,806

Halliburton Company	180,900	7,509,159

National Oilwell Varco, Inc.	55,264	3,765,136

Noble Corp.	77,132	2,762,868

Patterson-UTI Energy, Inc.	170,596	3,981,711

Saipem SpA	42,762	1,138,459

Schlumberger, Ltd.	107,632	8,379,151

Tidewater, Inc. (L)	68,580	3,245,891

Oil, Gas & Consumable Fuels 55.4%

Anadarko Petroleum Corp.	152,688	12,150,911

ARC Resources, Ltd.	493,500	12,442,182

Beach Energy, Ltd.	1,603,250	2,316,266

BG Group PLC	1,229,477	21,743,673

Bonavista Energy Corp.	342,400	4,356,158

BP PLC, ADR	200,301	8,092,160

Cabot Oil & Gas Corp.	208,700	12,933,139

Canadian Natural Resources, Ltd.	191,392	5,849,867

Chevron Corp.	151,388	17,735,104

Cobalt International Energy, Inc. (I)	170,312	4,201,597

Concho Resources, Inc. (I)	211,260	19,004,950

ConocoPhillips	91,396	5,296,398

CONSOL Energy, Inc.	165,302	5,314,459

Denbury Resources, Inc. (I)	956,120	17,324,894

Encana Corp. (L)	174,838	3,144,965

EnCana Corp.	96,400	1,733,272

EOG Resources, Inc.	85,420	10,738,148

EQT Corp.	200,322	12,638,315

Galp Energia SGPS SA	285,947	4,413,558

Imperial Oil, Ltd.	268,901	11,170,148

Kosmos Energy, Ltd. (I)	384,953	4,207,536

Laredo Petroleum Holdings, Inc. (I)	448,238	7,682,799

Marathon Petroleum Corp.	114,472	9,487,439

New Hope Corp., Ltd	170,534	715,471

Occidental Petroleum Corp.	183,800	15,132,254

See notes to financial statements	Semiannual report | Natural Resources Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Oil Search, Ltd.	2,994,475	$23,601,583

Ophir Energy PLC (I)	1,647,218	11,930,922

Painted Pony Petroleum, Ltd. (I)	260,100	2,484,349

Painted Pony Petroleum, Ltd., Class A (I)	138,992	1,327,584

Peabody Energy Corp.	244,456	5,270,471

Petroleo Brasileiro SA, ADR	461,559	6,771,071

Peyto Exploration & Development Corp.	773,994	18,891,083

Phillips 66	160,380	10,097,525

Pioneer Natural Resources Company	91,682	11,534,512

QEP Resources, Inc.	194,956	5,938,360

Range Resources Corp.	237,360	18,229,248

Reliance Industries, Ltd.	288,229	4,330,885

Reliance Industries, Ltd., GDR (London Exchange) (S)	46,941	1,418,754

Repsol SA	271,729	5,762,365

Repsol SA, ADR	112,820	2,403,066

Rosetta Resources, Inc. (I)	98,700	4,804,716

Salamander Energy PLC (I)	3,076,645	9,401,962

Sasol, Ltd., ADR (L)	140,166	5,992,097

Southwestern Energy Company (I)	715,199	24,509,870

Statoil ASA, ADR (L)	298,464	7,440,708

Suncor Energy, Inc.	259,484	7,863,152

Tesoro Corp.	108,556	6,105,189

Tullow Oil PLC	604,504	11,135,124

Whiting Petroleum Corp. (I)	103,877	5,058,810

Financials 0.5%		4,076,145

Diversified Financial Services 0.5%

PICO Holdings, Inc. (I)	189,500	4,076,145

Industrials 1.2%		9,301,604

Commercial Services & Supplies 0.6%

Mineral Resources, Ltd.	382,525	4,387,541

Construction & Engineering 0.6%

KBR, Inc.	161,700	4,914,063

Materials 30.4%		242,056,870

Chemicals 5.5%

FMC Corp.	138,911	8,370,777

LyondellBasell Industries NV, Class A (L)	132,908	7,791,067

Mitsui Chemicals, Inc.	2,221,000	5,267,634

The Mosaic Company	383,056	22,424,098

Construction Materials 2.7%

CRH PLC	318,515	6,950,540

Martin Marietta Materials, Inc.	145,410	14,123,673

12	Natural Resources Fund | Semiannual report	See notes to financial statements

		Shares	Value
Metals & Mining 22.2%

Alumina, Ltd. (I)		2,570,683	$3,208,895

Anglo American Platinum, Ltd.		79,541	3,750,215

Antofagasta PLC		695,397	11,470,390

ArcelorMittal (L)		404,172	6,054,497

Barrick Gold Corp. (L)		125,228	3,797,217

BHP Billiton PLC		534,045	16,898,298

Compass Minerals International, Inc.		176,735	13,028,904

First Quantum Minerals, Ltd.		897,484	16,718,223

Fortescue Metals Group, Ltd. (L)		780,033	3,749,261

Freeport-McMoRan Copper & Gold, Inc.		128,040	4,087,037

Glencore International PLC (L)		1,929,053	11,310,950

Goldcorp, Inc. (New York Exchange)		122,636	4,002,839

Goldcorp, Inc. (Toronto Exchange)		365,800	11,866,552

Hudbay Minerals, Inc.		272,300	2,586,850

Iluka Resources, Ltd.		1,455,023	15,566,651

Mongolian Mining Corp. (I)		9,343,500	3,995,692

New Gold, Inc. (I)		509,853	4,491,805

Rio Tinto PLC		346,692	18,638,814

Teck Resources, Ltd., Class B (L)		172,976	5,343,229

Turquoise Hill Resources, Ltd. (I)		1,847,200	11,748,193

Vedanta Resources PLC		269,710	4,814,569

Paper & Forest Products 0.0%

Sino-Forest Corp. (I)		1,073,800	0

Utilities 2.1%			17,038,382

Independent Power Producers & Energy Traders 2.1%

Calpine Corp. (I)		925,999	17,038,382

Warrants 0.3%			$2,166,293

(Cost $5,667,631)
NMDC, Ltd. (Expiration date: 03-25-15, Strike Price: INR 0.00001) (I)		863,890	2,166,293

	Yield (%)	Shares	Value
Securities Lending Collateral 5.4%			$42,769,101

(Cost $42,768,973)
John Hancock Collateral Investment Trust (W)	0.2514 (Y)	4,273,320	42,769,101

See notes to financial statements	Semiannual report | Natural Resources Fund	13

	Shares	Value

Short-Term Investments 5.3%		$42,555,000

(Cost $42,555,000)

	Par value	Value
Repurchase Agreement 5.3%		42,555,000
Deutsche Bank Securities Tri-Party Repurchase Agreement dated
2-28-13 at 0.200% to be repurchased at $18,100,101 on 3-1-13, collateralized by $16,493,734 Government National Mortgage
Association, 4.00% due 8-20-42 to 2-15-41 (valued at $18,462,000,
including interest)	$18,100,000	18,100,000

Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $24,455,007 on 3-1-13, collateralized by $24,915,000 Federal National Mortgage Association, 2.230%
due 12-6-22 (valued at $24,496,144, including interest)	24,455,000	24,455,000

Total investments (Cost $837,065,380)† 105.6%		$841,965,593

Other assets and liabilities, net (5.6%)		($44,625,756)

Total net assets 100.0%		$797,339,837

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-13.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $853,642,613. Net unrealized depreciation aggregated $11,677,020, of which $43,558,176 related to appreciated investment securities and $55,235,196 related to depreciated investment securities.

The Fund had the following country composition as a percentage of net assets on 2-28-13.

United States	50.9%
Canada	16.3%
United Kingdom	14.3%
Australia	6.7%
Switzerland	1.8%
South Africa	1.2%
Ireland	1.1%
Spain	1.0%
Netherlands	1.0%
Other Countries	5.7%

14	Natural Resources Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $794,296,407) including
$41,172,682 of securities loaned	$799,196,492
Investments in affiliated issuers, at value (Cost $42,768,973)	42,769,101

Total investments, at value (Cost $837,065,380)	841,965,593
Cash	85,060
Receivable for investments sold	2,900,017
Receivable for fund shares sold	3,009
Dividends and interest receivable	876,798
Receivable for securities lending income	2,449
Receivable due from advisor	475
Other receivables and prepaid expenses	39,209

Total assets	845,872,610

Liabilities
Foreign currency overdraft, at value	72,962
Payable for investments purchased	4,774,172
Payable for fund shares repurchased	742,362
Payable upon return of securities loaned	42,768,127
Payable to affiliates
Accounting and legal services fees	13,841
Transfer agent fees	5,112
Other liabilities and accrued expenses	156,197

Total liabilities	48,532,773

Net assets	797,339,837

Net assets consist of

Paid-in capital	$946,620,831
Undistributed net investment income	105,723
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(154,285,661)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	4,898,944

Net assets	$797,339,837

See notes to financial statements	Semiannual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($10,228,030 ÷ 607,818 shares)[1]	$16.83
Class I ($10,029,728 ÷ 596,096 shares)	$16.83
Class R6 ($93,239 ÷ 5,528 shares)	$16.87
Class 1 ($147,174,523 ÷ 8,680,874 shares)	$16.95
Class NAV ($629,814,317 ÷ 37,428,461 shares)	$16.83

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.72

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Natural Resources Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,650,712
Securities lending	191,986
Interest	7,729
Less foreign taxes withheld	(365,127)

Total investment income	5,485,300

Expenses

Investment management fees	3,902,455
Distribution and service fees	52,978
Accounting and legal services fees	54,246
Transfer agent fees	14,824
Trustees’ fees	5,536
State registration fees	22,634
Printing and postage	3,514
Professional fees	37,365
Custodian fees	191,227
Registration and filing fees	28,136
Other	8,247

Total expenses	4,321,162
Less expense reductions and amounts recaptured	(71,217)

Net expenses	4,249,945

Net investment income	1,235,355

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(8,452,543)
Investments in affiliated issuers	708
Foreign currency transactions	(63,769)
(8,515,604)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	48,191,811[1]
Investments in affiliated issuers	1,537
Translation of assets and liabilities in foreign currencies	(5,786)
48,187,562
Net realized and unrealized gain	39,671,958

Increase in net assets from operations	$40,907,313

1 Net of $1,090 in deferred foreign withholding taxes.

See notes to financial statements	Semiannual report | Natural Resources Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-13	ended
	(Unaudited)	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$1,235,355	$7,903,551
Net realized loss	(8,515,604)	(139,949,222)
Change in net unrealized appreciation (depreciation)	48,187,562	(13,964,655)

Increase (decrease) in net assets resulting from operations	40,907,313	(146,010,326)

Distributions to shareholders
From net investment income
Class A	(10,340)	(18,537)
Class I	(30,027)	(43,509)
Class R6	(328)	(499)
Class 1	(860,547)	(1,286,562)
Class NAV	(3,833,048)	(5,581,960)
From net realized gain
Class A	—	(1,104,699)
Class I	—	(886,136)
Class R6	—	(10,158)
Class 1	—	(18,492,818)
Class NAV	—	(74,469,142)

Total distributions	(4,734,290)	(101,894,020)

From Fund share transactions	(6,932,136)	50,535,675

Total increase (decrease)	29,240,887	(197,368,671)

Net assets

Beginning of period	768,098,950	965,467,621

End of period	$797,339,837	$768,098,950

Undistributed net investment income	$105,723	$3,604,658

18	Natural Resources Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$16.04	$21.13	$18.34	$20.70
Net investment income (loss)[3]	(0.01)	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.82	(3.04)	2.80	(2.41)
Total from investment operations	0.81	(2.98)	2.83	(2.36)
Less distributions
From net investment income	(0.02)	(0.04)	—	—
From net realized gain	—	(2.07)	(0.04)	—
Total distributions	(0.02)	(2.11)	(0.04)	—
Net asset value, end of period	$16.83	$16.04	$21.13	$18.34
Total return (%)[4,5]	5.04[6]	(14.60)	15.41	(11.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.79[7]	1.82	1.77	1.81[7]
Expenses net of reductions and amounts recaptured	1.58[7]	1.60	1.60	1.60[7]
Net investment income (loss)	(0.17)[7]	0.37	0.13	0.41[7]
Portfolio turnover (%)	27	176	85	70[8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Natural Resources Fund	19

CLASS I SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$16.06	$21.18	$18.37	$20.70
Net investment income[3]	—[4]	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	0.82	(3.06)	2.79	(2.43)
Total from investment operations	0.82	(2.95)	2.91	(2.33)
Less distributions
From net investment income	(0.05)	(0.10)	(0.06)	—
From net realized gain	—	(2.07)	(0.04)	—
Total distributions	(0.05)	(2.17)	(0.10)	—
Net asset value, end of period	$16.83	$16.06	$21.18	$18.37
Total return (%)[5]	5.11[6]	(14.39)	15.79	(11.26)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$8	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.40[7]	1.43	1.53	1.54[7]
Expenses including reductions and amounts recaptured	1.38[7]	1.37	1.30	1.30[7]
Net investment income	0.01[7]	0.65	0.54	0.82[7]
Portfolio turnover (%)	27	176	85	70[8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	2-28-131	8-31-122

Per share operating performance

Net asset value, beginning of period	$16.10	$20.40
Net investment income	0.01	0.11
Net realized and unrealized gain (loss) on investments	0.83	(2.24)
Total from investment operations	0.84	(2.13)
Less distributions
From net investment income	(0.07)	(0.10)
From net realized gain	—	(2.07)
Total distributions	(0.07)	(2.17)
Net asset value, end of period	$16.87	$16.10
Total return (%)3	5.204	(10.92)4

Ratios and supplemental data

Net assets, end of period (in millions)	—5	—5
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptures	14.026	24.486
Expenses including reductions and amounts recaptured	1.286	1.306
Net investment income	0.106	0.786
Portfolio turnover (%)	27	1767

1 Six months ended 2-28-13. Unaudited.
2 Period from 11-1-11 (inception date) to 8-31-12.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

20	Natural Resources Fund | Semiannual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$16.20	$21.35	$18.51	$17.66	$35.15	$42.52
Net investment income[2]	0.02	0.15	0.12	0.10	0.18	0.18
Net realized and unrealized gain (loss)
on investments	0.83	(3.09)	2.86	0.87	(11.42)	3.88
Total from investment operations	0.85	(2.94)	2.98	0.97	(11.24)	4.06
Less distributions
From net investment income	(0.10)	(0.14)	(0.10)	(0.12)	(0.19)	(0.23)
From net realized gain	—	(2.07)	(0.04)	—	(6.06)	(11.20)
Total distributions	(0.10)	(2.21)	(0.14)	(0.12)	(6.25)	(11.43)
Net asset value, end of period	$16.95	$16.20	$21.35	$18.51	$17.66	$35.15
Total return (%)[3]	5.23[4]	(14.21)	16.02	5.43	(27.25)	7.02

Ratios and supplemental data

Net assets, end of period (in millions)	$147	$152	$194	$154	$139	$171
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.13[5]	1.12	1.12	1.11	1.11	1.11
Expenses including reductions and
amounts recaptured	1.12[5]	1.11	1.12	1.11	1.11	1.11
Net investment income	0.29[5]	0.84	0.54	0.52	1.06	0.44
Portfolio turnover (%)	27	176	85	70	22	34

1 Six months ended 2-28-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	2-28-131	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$16.09	$21.21	$18.39	$17.55	$35.01	$42.39
Net investment income2	0.03	0.17	0.14	0.11	0.18	0.19
Net realized and unrealized gain (loss)
on investments	0.81	(3.06)	2.83	0.86	(11.37)	3.88
Total from investment operations	0.84	(2.89)	2.97	0.97	(11.19)	4.07
Less distributions
From net investment income	(0.10)	(0.16)	(0.11)	(0.13)	(0.21)	(0.25)
From net realized gain	—	(2.07)	(0.04)	—	(6.06)	(11.20)
Total distributions	(0.10)	(2.23)	(0.15)	(0.13)	(6.27)	(11.45)
Net asset value, end of period	$16.83	$16.09	$21.21	$18.39	$17.55	$35.01
Total return (%)3	5.264	(14.11)	16.07	5.45	(27.20)	7.08

Ratios and supplemental data

Net assets, end of period (in millions)	$630	$597	$754	$548	$529	$500
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.085	1.07	1.07	1.06	1.06	1.06
Expenses net of reductions and
amounts recaptured	1.075	1.06	1.07	1.06	1.06	1.06
Net investment income	0.345	0.91	0.59	0.58	1.10	0.45
Portfolio turnover (%)	27	176	85	70	22	34

1 Six months ended 2-28-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Natural Resources Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

22	Natural Resources Fund | Semiannual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$482,002,198	$381,608,827	$100,393,371	—
Financials	4,076,145	4,076,145	—	—
Industrials	9,301,604	4,914,063	4,387,541	—
Materials	242,056,870	136,434,960	105,621,910	—
Utilities	17,038,382	17,038,382	—	—
Warrants	2,166,293	—	2,166,293	—
Securities Lending
Collateral	42,769,101	42,769,101	—	—
Short-Term Investments	42,555,000	—	42,555,000	—

Total Investments in
Securities	$841,965,593	$586,841,478	$255,124,115	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Natural Resources Fund	23

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2013 were $333. For the six months ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured committed line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration,

24	Natural Resources Fund | Semiannual report

among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a short-term capital loss carryforward of $61,531,341 and a long-term capital loss carryforward of $67,661,483 available to offset future net realized capital gains as of August 31, 2012, which does not expire.

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and character of distributions received from portfolio investments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Natural Resources Fund	25

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $1,000,000,000 of the Fund’s aggregate net assets; (b) 0.975% of the Fund’s next $1,000,000,000; and (c) 0.950% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and Natural Resources Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with Wellington Management Company, LLP and RS Investment Management Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its management fee or other expenses of the Fund if certain expenses of the Fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated by the Advisor, on notice to the Fund.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class A, Class I and Class R6 shares of the Fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58%, 1.38% and 1.28% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions and waivers amounted to $10,353, $1,241, $6,239, $10,825 and $43,632 for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the six months ended February 28, 2013.

26	Natural Resources Fund | Semiannual report

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 28, 2013 were equivalent to the net annual effective rate of 0.98% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	RECOVERED DURING
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	THE PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	FEBRUARY 1, 2016	FEBRUARY 28, 2013

$2,344	$14,348	$40,307	$16,422	$1,073

Amounts recovered by class

CLASS I	CLASS R6	TOTAL

$254	$819	$1,073

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class I shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended February 28, 2013, there were no up-front sales charges received by the distributor for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor amounted to $34 for Class A shares.

Semiannual report | Natural Resources Fund	27

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$15,136	$9,837	$8,651	$1,911
Class I	—	4,974	9,106	989
Class R6	—	13	4,877	614
Class 1	37,842	—	—	—

Total	$52,978	$14,824	$22,634	$3,514

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2013 and for the year ended August 31, 2012 were as follows:

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	115,172	$1,943,368	374,492	$6,501,020
Distributions reinvested	616	10,215	65,077	1,097,207
Repurchased	(181,298)	(3,071,721)	(287,692)	(4,969,575)

Net increase (decrease)	(65,510)	($1,118,138)	151,877	$2,628,652

Class I shares

Sold	76,102	$1,258,244	475,182	$9,066,242
Distributions reinvested	1,812	30,012	55,162	929,482
Repurchased	(2,351)	(39,705)	(319,619)	(5,526,518)

Net increase	75,563	$1,248,551	210,725	$4,469,206

Class R6 shares[1]

Sold	626	$10,470	4,902	$100,000
Net increase	626	$10,470	4,902	$100,000

28	Natural Resources Fund | Semiannual report

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	176,991	$3,017,847	777,090	$14,151,248
Distributions reinvested	51,592	860,547	1,165,550	19,779,380
Repurchased	(908,534)	(15,274,623)	(289,340)	(28,830,728)

Net increase	(679,951)	($11,396,229)	(759,660)	$5,099,900

Class NAV shares

Sold	1,891,236	$31,352,293	9,056,276	$157,080,062
Distributions reinvested	231,604	3,833,048	4,753,628	80,051,102
Repurchased	(1,820,485)	(30,862,131)	(12,244,303)	(198,893,247)

Net increase	302,355	$4,323,210	1,565,601	$38,237,917

Net increase (decrease)	(366,917)	($6,932,136)	2,222,445	$50,535,675

1 The inception date for Class R6 shares is 11-1-11.

Affiliates of the Fund owned 89% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 28, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $202,080,224 and $213,968,373, respectively, for the six months ended February 28, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	23.7%
John Hancock Lifestyle Growth Portfolio	22.6%
John Hancock Lifestyle Aggressive Portfolio	9.9%
John Hancock Lifestyle Moderate Portfolio	5.5%

Semiannual report | Natural Resources Fund	29

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Natural Resources Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

30	Natural Resources Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisors
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*	RS Investment Management Co. LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Natural Resources Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Natural Resources Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	354SA 2/13
MF135737	4/13

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

Semiannual Report
2.28.13

A look at performance

Total returns for the period ended February 28, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	5-year	10-year	inception[2]	2-28-13	2-28-13

Class A3	3.84	8.35	—	7.22	0.96	49.35	—	61.10	3.23	3.12

Class C3	6.98	8.30	—	6.78	4.36	49.02	—	56.66	2.68	2.56

Class I3,4	9.09	9.89	—	8.56	5.90	60.25	—	75.36	3.73	3.72

Class R2[3,4]	8.69	9.72	—	8.39	5.70	59.00	—	73.54	3.34	–2.09

Class R6[3,4]	9.21	9.95	—	8.62	5.90	60.71	—	76.02	3.71	–2.73

Class NAV[4]	9.13	9.99	—	8.64	5.87	61.01	—	76.29	3.84	3.83

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charges are not applicable to Class I, Class R2, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class C, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class I shares and Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R6	Class NAV
Net (%)	1.19	1.89	0.88	1.24	0.85	0.75
Gross (%)	1.28	1.98	0.88	1.70	18.35	0.75

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Strategic Income Opportunities Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class C3,5	4-28-06	$15,666	$15,666	$14,991

Class I3,4	4-28-06	17,536	17,536	14,991

Class R2[3,4]	4-28-06	17,354	17,354	14,991

Class R6[3,4]	4-28-06	17,602	17,602	14,991

Class NAV[4]	4-28-06	17,629	17,629	14,991

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 4-28-06.

3 Class A, Class C and Class I shares were first offered on 1-4-10, Class R6 shares were first offered on 9-1-11 and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R2 and Class R6 shares, as applicable.

4 For certain types of investors, as described in the Fund’s prospectuses.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Strategic Income Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,057.20	$5.97

Class C	1,000.00	1,053.60	9.52

Class I	1,000.00	1,059.00	4.24

Class R2	1,000.00	1,057.00	6.22

Class R6	1,000.00	1,059.00	4.24

Class NAV	1,000.00	1,058.70	3.66

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,019.00	$5.86

Class C	1,000.00	1,015.50	9.35

Class I	1,000.00	1,020.70	4.16

Class R2	1,000.00	1,018.70	6.11

Class R6	1,000.00	1,020.70	4.16

Class NAV	1,000.00	1,021.20	3.59

Remember, these examples do not include any transaction costs therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 0.83%, 1.22%, 0.83% and 0.72% for Class A, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Opportunities Fund	9

Portfolio summary

Portfolio Composition[1,2]

Corporate Bonds	42.7%	Convertible Bonds	1.7%

Foreign Government Obligations	29.8%	Asset Backed Securities	0.7%

Term Loans	6.1%	Common Stocks	0.4%

Collateralized Mortgage Obligations	5.5%	Investment Companies	0.2%

Preferred Securities	5.5%	Short-Term Investments & Other	3.8%

Capital Preferred Securities	3.6%

Quality Composition[1,2,3]

U.S. Government Agency		BB	18.0%
Collateralized Mortgage Obligations	0.5%
		B	20.2%
AAA	16.4%
		CCC & Below	6.6%
AA	7.2%
		Not Rated	2.3%
A	4.2%
		Equities	6.0%
BBB	14.8%
		Short-Term Investments & Other	3.8%

Top 10 Countries[1,2]

United States	55.7%	New Zealand	3.1%

Canada	5.8%	Singapore	2.7%

Philippines	4.0%	Ireland	2.5%

South Korea	3.8%	Indonesia	2.1%

Australia	3.5%	Sweden	2.0%

1 As a percentage of net assets on 2-28-13.

2 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. For additional information on these and other risk considerations, please see the Fund’s propsectus.

3 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-13 and do not reflect subsequent downgrades or upgrades, if any.

10	Strategic Income Opportunities Fund | Semiannual report

Fund’s investments

As of 2-28-13 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 42.7%			$1,593,799,763

(Cost $1,494,037,779)

Consumer Discretionary 8.3%				309,887,376

Auto Components 1.0%

American Axle & Manufacturing, Inc.	6.625	10-15-22	11,250,000	11,503,102

Lear Corp.	8.125	03-15-20	3,186,000	3,552,390

Tenneco, Inc.	6.875	12-15-20	2,745,000	2,998,913

The Goodyear Tire & Rubber Company	7.000	05-15-22	16,965,000	17,686,013

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,157,413

Automobiles 1.1%

Automotores Gildemeister SA (S)	6.750	01-15-23	1,410,000	1,452,300

Chrysler Group LLC	8.250	06-15-21	1,605,000	1,777,538

Ford Motor Company	4.750	01-15-43	16,755,000	15,918,523

Ford Motor Company	6.625	10-01-28	6,849,000	7,997,365

Ford Motor Company	7.450	07-16-31	3,139,000	4,022,038

Ford Motor Credit Company LLC	4.250	02-03-17	6,080,000	6,509,394

Ford Motor Credit Company LLC	8.700	10-01-14	1,100,000	1,220,978

Hotels, Restaurants & Leisure 0.5%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 7,480,000	3,977,316

Fontainebleau Las Vegas
Holdings LLC (H)(S)	10.250	06-15-15	1,295,000	809

Little Traverse Bay Bands of
Odawa Indians (S)	9.000	08-31-20	464,000	450,080

MGM Resorts International	8.625	02-01-19	2,550,000	2,926,125

Waterford Gaming LLC (S)	8.625	09-15-14	1,348,033	768,578

Wok Acquisition Corp. (S)	10.250	06-30-20	11,320,000	12,069,950

Household Durables 0.5%

Beazer Homes USA, Inc.	6.625	04-15-18	1,480,000	1,581,750

Beazer Homes USA, Inc. (S)	7.250	02-01-23	1,170,000	1,178,775

Beazer Homes USA, Inc.	8.125	06-15-16	4,180,000	4,524,850

Beazer Homes USA, Inc.	9.125	06-15-18	330,000	352,275

Beazer Homes USA, Inc.	9.125	05-15-19	1,575,000	1,685,250

Corporacion GEO SAB de CV (S)	9.250	06-30-20	1,200,000	1,116,000

Meritage Homes Corp.	7.000	04-01-22	2,545,000	2,818,588

Standard Pacific Corp.	8.375	05-15-18	2,020,000	2,378,550

Standard Pacific Corp.	8.375	01-15-21	1,385,000	1,644,688

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	11

		Maturity
	Rate (%)	date	Par value^	Value

Media 4.4%

AMC Entertainment, Inc.	8.750	06-01-19	12,215,000	$13,390,694

AMC Entertainment, Inc.	9.750	12-01-20	8,714,000	10,042,885

Cablevision Systems Corp.	8.000	04-15-20	9,565,000	10,617,150

Cablevision Systems Corp.	8.625	09-15-17	2,960,000	3,433,600

CCO Holdings LLC	7.000	01-15-19	13,715,000	14,777,913

Cinemark USA, Inc.	7.375	06-15-21	3,200,000	3,552,000

Cinemark USA, Inc.	8.625	06-15-19	500,000	554,375

Clear Channel Communications, Inc.	9.000	03-01-21	1,690,000	1,529,450

Clear Channel Communications, Inc.	10.750	08-01-16	9,635,000	7,178,075

Clear Channel Communications, Inc., PIK	11.000	08-01-16	7,304,203	5,514,673

Comcast Corp.	4.950	06-15-16	1,165,000	1,314,782

DISH DBS Corp.	4.625	07-15-17	1,405,000	1,454,175

DISH DBS Corp. (S)	5.000	03-15-23	8,950,000	8,882,875

DISH DBS Corp.	7.875	09-01-19	18,385,000	21,763,244

Gray Television, Inc.	7.500	10-01-20	1,250,000	1,306,250

Lamar Media Corp. (S)	5.000	05-01-23	4,650,000	4,679,063

Ono Finance II PLC (S)	10.875	07-15-19	395,000	410,800

Quebecor Media, Inc. (S)	7.375	01-15-21	CAD 985,000	1,038,727

Regal Entertainment Group	9.125	08-15-18	1,530,000	1,717,425

Shaw Communications, Inc.	5.500	12-07-20	CAD 1,580,000	1,746,741

Shaw Communications, Inc.	5.700	03-02-17	CAD 610,000	663,307

Shaw Communications, Inc.	6.500	06-02-14	CAD 1,225,000	1,252,654

Sirius XM Radio, Inc. (S)	5.250	08-15-22	2,975,000	3,034,500

Univision Communications, Inc. (S)	6.750	09-15-22	10,075,000	10,881,000

Videotron Ltee	7.125	01-15-20	CAD 290,000	310,036

Videotron Ltee (S)	7.125	01-15-20	CAD 1,780,000	1,905,726

Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,318,181

WMG Acquisition Corp.	11.500	10-01-18	13,185,000	15,311,081

XM Satellite Radio, Inc. (S)	7.625	11-01-18	14,415,000	15,892,538

Multiline Retail 0.1%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,429,000	4,945,917

Specialty Retail 0.4%

Automotores Gildemeister SA (S)	8.250	05-24-21	6,505,000	7,163,631

Hillman Group, Inc.	10.875	06-01-18	3,125,000	3,425,781

Toys R US — Delaware, Inc. (S)	7.375	09-01-16	4,100,000	4,161,500

Toys R Us Property Company II LLC	8.500	12-01-17	1,285,000	1,352,463

Textiles, Apparel & Luxury Goods 0.3%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	5,015,000	5,529,038

PVH Corp.	7.375	05-15-20	3,180,000	3,565,575

Consumer Staples 2.2%				80,620,259

Beverages 0.2%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,218,000	4,003,922

Corporacion Lindley SA (S)	6.750	11-23-21	2,745,000	3,166,358

Commercial Services & Supplies 0.1%

ARAMARK Corp. (S)	5.750	03-15-20	2,355,000	2,402,100

12	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Food & Staples Retailing 0.3%

Rite Aid Corp.	9.250	03-15-20	10,645,000	$11,922,400

Food Products 0.3%

B&G Foods, Inc.	7.625	01-15-18	1,956,000	2,097,810

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	2,310,000	2,419,725

Marfrig Holding Europe BV (S)	8.375	05-09-18	1,459,000	1,422,525

Simmons Foods, Inc. (S)	10.500	11-01-17	4,285,000	4,199,300

TreeHouse Foods, Inc.	7.750	03-01-18	2,005,000	2,167,906

Household Products 1.3%

Harbinger Group, Inc. (S)	7.875	07-15-19	16,300,000	16,911,250

Reynolds Group Issuer, Inc.	8.250	02-15-21	870,000	898,275

Reynolds Group Issuer, Inc.	8.500	05-15-18	3,295,000	3,467,988

Reynolds Group Issuer, Inc.	9.000	04-15-19	24,095,000	25,540,700

Energy 3.4%				126,761,611

Energy Equipment & Services 0.5%

Calfrac Holdings LP (S)	7.500	12-01-20	3,485,000	3,502,425

Forbes Energy Services, Ltd.	9.000	06-15-19	2,325,000	2,197,125

Inkia Energy, Ltd. (S)	8.375	04-04-21	6,790,000	7,638,750

PHI, Inc.	8.625	10-15-18	3,880,000	4,219,500

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,575,000	1,689,188

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,050,067

Oil, Gas & Consumable Fuels 2.9%

Arch Coal, Inc.	7.000	06-15-19	2,640,000	2,277,000

Arch Coal, Inc.	7.250	06-15-21	8,275,000	7,075,125

Bill Barrett Corp.	7.000	10-15-22	7,170,000	7,403,025

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,990,000	3,139,500

EP Energy LLC	7.750	09-01-22	5,280,000	5,715,600

EP Energy LLC	9.375	05-01-20	18,148,000	20,688,720

EPL Oil & Gas, Inc.	8.250	02-15-18	1,325,000	1,384,625

Forest Oil Corp. (S)	7.500	09-15-20	1,090,000	1,169,025

Halcon Resources Corp. (S)	8.875	05-15-21	4,420,000	4,751,500

Linn Energy LLC (S)	6.250	11-01-19	6,295,000	6,420,900

Linn Energy LLC	8.625	04-15-20	2,140,000	2,367,375

MarkWest Energy Partners LP	6.500	08-15-21	1,355,000	1,463,400

Niska Gas Storage US LLC	8.875	03-15-18	3,550,000	3,727,500

Pertamina Persero PT (S)	5.250	05-23-21	2,410,000	2,614,850

Pertamina Persero PT (S)	6.500	05-27-41	1,730,000	1,907,325

Petrobras International Finance Company	5.375	01-27-21	3,600,000	3,931,096

Petroleos Mexicanos	6.000	03-05-20	2,120,000	2,485,700

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	5,340,000	5,954,100

Regency Energy Partners LP	9.375	06-01-16	2,802,000	2,970,120

Sabine Pass Liquefaction LLC (S)	5.625	02-01-21	2,405,000	2,483,163

Samson Investment Company (S)	9.750	02-15-20	7,700,000	8,190,875

SandRidge Energy, Inc.	7.500	02-15-23	6,380,000	6,683,050

Valero Energy Corp.	4.500	02-01-15	485,000	518,025

Valero Energy Corp.	6.125	02-01-20	485,000	587,841

Williams Partners LP	7.250	02-01-17	460,000	555,116

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Financials 15.1%				$561,830,139

Capital Markets 0.5%

Affinion Group Holdings, Inc.	11.625	11-15-15	4,370,000	2,622,000

E*TRADE Financial Corp.	6.000	11-15-17	4,335,000	4,497,563

E*TRADE Financial Corp.	6.750	06-01-16	3,295,000	3,517,413

Hongkong Land Treasury Services
(Singapore) Pte, Ltd.	3.860	12-29-17	SGD 2,500,000	2,135,594

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 5,250,000	4,662,754

Commercial Banks 4.0%

ANZ National International, Ltd.	2.950	07-27-15	SGD 2,750,000	2,277,908

Banco Safra SA (S)	10.250	08-08-16	BRL 3,326,000	1,766,843

Banco Votorantim SA (S)	6.250	05-16-16	BRL 7,000,000	4,153,178

Bancolombia SA	5.950	06-03-21	4,495,000	5,135,538

BBVA Bancomer SA (S)	6.500	03-10-21	3,995,000	4,514,350

DBS Bank, Ltd. (S)	6.890	12-23-13	IDR 86,000,000,000	8,874,549

First Niagara Financial Group, Inc.	7.250	12-15-21	13,890,000	16,614,135

First Tennessee Bank NA	5.050	01-15-15	508,000	533,408

National Australia Bank, Ltd.	6.000	02-15-17	AUD 5,795,000	6,342,749

Regions Bank	6.450	06-26-37	1,250,000	1,337,500

Regions Financial Corp.	7.375	12-10-37	3,615,000	4,012,650

Royal Bank of Scotland Group PLC	6.125	12-15-22	24,200,000	25,396,230

Standard Chartered Bank	2.220	07-05-13	SGD 6,000,000	4,864,772

State Bank of India/London (S)	4.500	07-27-15	1,760,000	1,849,936

Synovus Financial Corp.	5.125	06-15-17	10,730,000	10,689,763

Synovus Financial Corp.	7.875	02-15-19	4,515,000	5,124,525

The Royal Bank of Scotland Group PLC
(7.648% to 9-30-31, then 3 month
LIBOR + 2.500%) (Q)	7.648	09-30-31	10,745,000	11,335,975

The Royal Bank of Scotland PLC (P)	2.180	03-31-14	SGD 7,500,000	6,030,959

United Community Banks, Inc. (S)	7.500	09-30-15	2,075,000	2,033,500

Wells Fargo & Company	2.625	12-15-16	5,845,000	6,169,666

Western Alliance Bancorp	10.000	09-01-15	2,200,000	2,444,750

Westpac Banking Corp.	7.250	02-11-20	AUD 5,300,000	6,231,863

Wilmington Trust Corp.	4.875	04-15-13	3,905,000	3,919,726

Zions Bancorporation	6.000	09-15-15	5,930,000	6,256,725

Consumer Finance 0.7%

Capital One Financial Corp.	6.150	09-01-16	6,605,000	7,616,926

SLM Corp.	5.500	01-25-23	18,055,000	17,994,155

Diversified Financial Services 6.7%

Alfa Bank OJSC (S)	7.750	04-28-21	2,450,000	2,777,688

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	1,625,000	1,757,247

Citigroup, Inc.	6.250	06-29-17	NZD 8,565,000	7,461,313

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	10,065,000	10,253,719

Corporacion Andina de Fomento	3.750	01-15-16	2,210,000	2,341,183

Council of Europe Development Bank	5.250	05-27-13	AUD 2,760,000	2,831,740

Eurofima	6.000	01-28-14	AUD 8,090,000	8,467,346

European Investment Bank	4.250	02-04-15	NOK 70,100,000	12,726,483

14	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Diversified Financial Services (continued)

European Investment Bank	5.375	05-20-14	AUD 13,665,000	$14,335,046

European Investment Bank	6.500	09-10-14	NZD 3,920,000	3,393,635

Forethought Financial Group, Inc. (S)	8.625	04-15-21	3,000,000	3,588,300

General Electric Capital Australia
Funding Pty, Ltd.	6.750	02-18-14	AUD 2,200,000	2,316,085

General Electric Capital Australia
Funding Pty, Ltd.	7.000	10-08-15	AUD 5,300,000	5,832,804

General Electric Capital Corp.	4.250	01-17-18	NZD 5,515,000	4,476,841

General Electric Capital Corp.	4.875	04-05-16	SEK 41,000,000	6,794,098

General Electric Capital Corp. (7.125%
until 6-15-22, then 3 month LIBOR +
5.296%) (Q)	7.125	06-15-22	11,950,000	13,802,035

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 14,055,000	12,344,435

Gruposura Finance (S)	5.700	05-18-21	3,475,000	3,848,563

Inter-American Development Bank	4.750	01-10-14	INR 166,600,000	3,022,869

Inter-American Development Bank	5.375	05-27-14	AUD 12,537,000	13,178,820

Intercorp Retail Trust (S)	8.875	11-14-18	3,010,000	3,423,875

International Bank for Reconstruction &
Development	4.500	08-16-16	NZD 16,555,000	14,104,601

International Bank for Reconstruction &
Development	5.375	12-15-14	NZD 7,930,000	6,801,654

iPayment, Inc.	10.250	05-15-18	1,655,000	1,530,875

Jefferies Group, Inc.	6.500	01-20-43	4,430,000	4,639,136

Kreditanstalt fuer Wiederaufbau	4.000	12-15-14	NOK 39,250,000	7,075,639

Kreditanstalt fuer Wiederaufbau	5.750	05-13-15	AUD 15,350,000	16,553,791

Kreditanstalt fuer Wiederaufbau	6.000	01-19-16	AUD 10,200,000	11,183,659

Kreditanstalt fuer Wiederaufbau	6.000	08-20-20	AUD 18,700,000	21,287,438

Merrill Lynch & Company, Inc. (P)	1.068	09-15-26	26,395,000	21,958,132

Moody’s Corp.	4.500	09-01-22	985,000	989,920

Rabobank Nederland NV	5.125	03-12-13	NZD 4,156,000	3,435,792

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,415,000	2,578,013

Insurance 2.0%

American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%)	8.175	05-15-58	14,695,000	19,415,769

Glen Meadow Pass-Through Trust
(6.505% to 2-15-17, then 3 month
LIBOR + 2.125%) (S)	6.505	02-12-67	10,265,000	9,649,100

MetLife, Inc.	6.400	12-15-36	4,915,000	5,314,860

Prudential Financial, Inc.
(5.875% to 9-15-22, then 3 month
LIBOR + 4.175%)	5.875	09-15-42	4,850,000	5,128,875

Symetra Financial Corp.
(8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)	8.300	10-15-37	1,095,000	1,157,963

The Allstate Corp. (P)	6.125	05-15-37	19,960,000	21,183,548

The Allstate Corp. (6.500% to 5-15-37,
then 3 month LIBOR + 2.120%)	6.500	05-15-57	250,000	270,000

XL Group PLC, Series E
(6.500% to 4-15-17, then 3 month
LIBOR + 2.458%) (Q)	6.500	04-15-17	12,643,000	12,326,925

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Real Estate Investment Trusts 0.1%

Host Hotels & Resorts LP	5.250	03-15-22	4,580,000	$5,084,533

Real Estate Management & Development 0.8%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 7,750,000	6,531,816

Country Garden Holdings
Company, Ltd. (S)	11.125	02-23-18	1,190,000	1,377,425

Realogy Corp. (S)	7.625	01-15-20	585,000	659,588

Realogy Corp. (S)	7.875	02-15-19	2,695,000	2,930,813

Realogy Corp.	11.500	04-15-17	6,055,000	6,456,144

Realogy Corp.	12.000	04-15-17	7,586,484	8,098,572

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	2,940,000	3,256,050

Thrifts & Mortgage Finance 0.3%

Nationstar Mortgage LLC (S)	7.875	10-01-20	1,920,000	2,097,600

Nationstar Mortgage LLC (S)	9.625	05-01-19	7,737,000	8,820,180

Health Care 2.6%				98,507,475

Biotechnology 0.0%

Grifols, Inc.	8.250	02-01-18	1,390,000	1,525,525

Health Care Equipment & Supplies 0.2%

Alere, Inc.	8.625	10-01-18	6,540,000	6,867,000

Health Care Providers & Services 2.2%

BioScrip, Inc.	10.250	10-01-15	4,931,000	5,220,696

Catalent Pharma Solutions, Inc. (S)	7.875	10-15-18	2,400,000	2,430,000

Catalent Pharma Solutions, Inc.	9.500	04-15-15	482,102	485,115

Community Health Systems, Inc.	7.125	07-15-20	2,170,000	2,338,175

Community Health Systems, Inc.	8.000	11-15-19	6,305,000	6,959,144

Emergency Medical Services Corp.	8.125	06-01-19	650,000	709,313

ExamWorks Group, Inc.	9.000	07-15-19	7,815,000	8,420,663

HCA Holdings, Inc.	6.250	02-15-21	15,228,000	16,065,540

HCA, Inc.	7.500	02-15-22	13,295,000	15,289,250

HCA, Inc.	8.000	10-01-18	1,600,000	1,872,000

HCA, Inc.	8.500	04-15-19	4,475,000	4,956,063

National Mentor Holdings, Inc. (S)	12.500	02-15-18	7,070,000	7,529,550

Vanguard Health Holding Company II LLC	7.750	02-01-19	8,879,000	9,511,629

Pharmaceuticals 0.2%

AbbVie, Inc. (S)	4.400	11-06-42	4,540,000	4,618,537

Endo Health Solutions, Inc.	7.250	01-15-22	3,170,000	3,447,375

Valeant Pharmaceuticals
International, Inc. (S)	7.000	10-01-20	240,000	261,900

Industrials 3.0%				112,651,420

Aerospace & Defense 0.6%

Bombardier, Inc. (S)	7.750	03-15-20	9,410,000	10,703,875

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	10,025,000	11,065,094

Airlines 0.6%

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	1,382,833	1,531,488

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	1,723,621	1,941,314

16	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Airlines (continued)

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,575,000	$6,216,125

TAM Capital, Inc.	7.375	04-25-17	1,690,000	1,829,425

UAL 2009-1 Pass Through Trust	10.400	11-01-16	712,055	822,424

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,161,966	1,344,976

US Airways 2012-1 Class A
Pass Through Trust	5.900	10-01-24	2,040,000	2,274,600

US Airways 2012-1 Class B
Pass Through Trust	8.000	10-01-19	6,100,000	6,710,000

Building Products 0.2%

Euramax International, Inc.	9.500	04-01-16	1,085,000	1,071,438

Nortek, Inc.	8.500	04-15-21	1,740,000	1,918,350

Nortek, Inc.	10.000	12-01-18	3,800,000	4,232,250

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	330,000	377,850

Commercial Services & Supplies 0.3%

Covanta Holding Corp.	7.250	12-01-20	6,905,000	7,575,289

Garda World Security Corp. (S)	9.750	03-15-17	3,285,000	3,514,950

Construction & Engineering 0.2%

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,010,000	2,135,625

Tutor Perini Corp.	7.625	11-01-18	4,075,000	4,299,125

Electrical Equipment 0.2%

Coleman Cable, Inc.	9.000	02-15-18	2,550,000	2,776,313

WPE International Cooperatief UA (S)	10.375	09-30-20	5,640,000	5,329,800

Industrial Conglomerates 0.5%

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	1,220,000	1,320,494

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,180,000	4,817,450

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	8,065,000	8,528,738

Smiths Group PLC (S)	7.200	05-15-19	190,000	230,613

Tenedora Nemak SA de CV (S)	5.500	02-28-23	3,130,000	3,169,125

Machinery 0.1%

Thermadyne Holdings Corp.	9.000	12-15-17	1,875,000	2,034,375

Volvo Treasury AB (S)	5.950	04-01-15	1,215,000	1,319,551

Marine 0.1%

Navios Maritime Holdings, Inc.	8.125	02-15-19	2,370,000	2,050,050

Navios South American Logistics, Inc.	9.250	04-15-19	1,120,000	1,176,000

Road & Rail 0.1%

Avis Budget Car Rental LLC	9.625	03-15-18	1,655,000	1,828,775

Georgian Railway JSC (S)	7.750	07-11-22	2,095,000	2,461,625

Trading Companies & Distributors 0.0%

Aircastle, Ltd.	6.750	04-15-17	555,000	611,888

Aircastle, Ltd.	7.625	04-15-20	570,000	654,075

Transportation Infrastructure 0.1%

SCF Capital, Ltd. (S)	5.375	10-27-17	4,540,000	4,778,350

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology 0.6%				$22,387,238

Communications Equipment 0.0%

Hughes Satellite Systems Corp.	7.625	06-15-21	475,000	541,500

Computers & Peripherals 0.1%

Seagate HDD Cayman	7.000	11-01-21	4,600,000	4,991,000

Internet Software & Services 0.2%

CyrusOne LP (S)	6.375	11-15-22	880,000	926,200

j2 Global, Inc.	8.000	08-01-20	1,790,000	1,897,400

Zayo Group LLC	8.125	01-01-20	2,575,000	2,877,563

IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	6,265,000	6,703,550

Equinix, Inc.	8.125	03-01-18	960,000	1,063,200

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,065,000	3,386,825

Materials 4.5%				168,738,889

Chemicals 0.6%

Hexion US Finance Corp.	8.875	02-01-18	14,270,000	14,341,350

TPC Group, Inc. (S)	8.750	12-15-20	8,650,000	8,758,125

Construction Materials 0.4%

Cemex Finance LLC (S)	9.375	10-12-22	2,720,000	3,162,000

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	2,505,000	2,705,400

Votorantim Cimentos SA (S)	7.250	04-05-41	6,710,000	7,531,975

Vulcan Materials Company	7.500	06-15-21	1,215,000	1,421,550

Containers & Packaging 1.0%

AEP Industries, Inc.	8.250	04-15-19	3,550,000	3,851,750

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	5,370,000	5,846,588

Ball Corp.	6.750	09-15-20	12,365,000	13,632,413

Cascades, Inc.	7.875	01-15-20	745,000	797,150

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,405,000

Pretium Packaging LLC	11.500	04-01-16	1,320,000	1,409,100

Sealed Air Corp. (S)	6.500	12-01-20	2,400,000	2,610,000

Tekni-Plex, Inc. (S)	9.750	06-01-19	3,775,000	4,171,375

Metals & Mining 2.1%

APERAM (S)	7.750	04-01-18	1,690,000	1,668,875

ArcelorMittal	7.250	03-01-41	9,040,000	9,019,542

CSN Islands XI Corp. (S)	6.875	09-21-19	510,000	574,515

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,375,000	2,416,563

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	3,728,000	3,588,200

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	12,790,000	13,685,300

Gerdau Holdings, Inc. (S)	7.000	01-20-20	1,175,000	1,366,525

HudBay Minerals, Inc.	9.500	10-01-20	9,480,000	10,238,400

Inmet Mining Corp. (S)	7.500	06-01-21	4,885,000	5,202,525

Inmet Mining Corp. (S)	8.750	06-01-20	9,415,000	10,238,813

Metinvest BV (S)	8.750	02-14-18	4,175,000	4,266,224

New Gold, Inc. (S)	6.250	11-15-22	2,755,000	2,899,638

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	1,795,000	2,468,247

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,540,000	2,143,050

18	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Metals & Mining (continued)

SunCoke Energy, Inc.	7.625	08-01-19	4,735,000	$5,007,263

Thompson Creek Metals Company, Inc.	7.375	06-01-18	3,135,000	2,703,938

Vale Overseas, Ltd.	4.625	09-15-20	2,005,000	2,141,625

Paper & Forest Products 0.4%

Mercer International, Inc.	9.500	12-01-17	2,365,000	2,566,025

Resolute Forest Products	10.250	10-15-18	2,266,000	2,622,895

Sappi Papier Holding GmbH (S)	7.500	06-15-32	6,715,000	5,875,625

Sappi Papier Holding GmbH (S)	7.750	07-15-17	1,565,000	1,729,325

Sappi Papier Holding GmbH (S)	8.375	06-15-19	600,000	672,000

Telecommunication Services 2.4%				89,557,090

Diversified Telecommunication Services 1.8%

American Tower Corp.	4.700	03-15-22	2,820,000	3,060,879

American Tower Corp.	7.000	10-15-17	4,042,000	4,827,640

Cincinnati Bell, Inc.	8.375	10-15-20	4,524,000	4,761,510

Cincinnati Bell, Inc.	8.750	03-15-18	6,615,000	6,763,838

Crown Castle Towers LLC (S)	4.883	08-15-20	5,791,000	6,607,421

Frontier Communications Corp.	7.125	03-15-19	1,045,000	1,128,600

Frontier Communications Corp.	7.125	01-15-23	10,420,000	10,706,550

Frontier Communications Corp.	9.250	07-01-21	1,815,000	2,087,250

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,215,000	3,505,700

GTP Towers Issuer LLC (S)	8.112	02-15-15	1,774,000	1,898,040

Intelsat Jackson Holdings SA (S)	6.625	12-15-22	12,205,000	12,296,538

Level 3 Communications, Inc. (S)	8.875	06-01-19	700,000	756,000

Level 3 Financing, Inc.	10.000	02-01-18	540,000	596,700

Oi SA (S)	9.750	09-15-16	BRL 4,668,000	2,470,309

Sable International Finance, Ltd. (S)	7.750	02-15-17	915,000	972,188

Satmex Escrow SA de CV	9.500	05-15-17	3,293,000	3,424,720

SingTel Group Treasury Pte, Ltd.	3.488	04-08-20	SGD 1,000,000	877,683

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,635,000	1,684,050

Wireless Telecommunication Services 0.6%

Data & Audio Visual Enterprises
Wireless, Inc.	9.500	04-29-18	CAD 1,991,000	1,834,133

Digicel Group, Ltd. (S)	8.250	09-30-20	3,250,000	3,466,125

Digicel Group, Ltd. (S)	10.500	04-15-18	1,924,000	2,116,400

Digicel, Ltd. (S)	7.000	02-15-20	3,930,000	4,155,975

SBA Telecommunications, Inc. (S)	5.750	07-15-20	3,495,000	3,634,800

SBA Tower Trust (S)	5.101	04-17-17	4,191,000	4,702,641

Sprint Nextel Corp. (S)	9.000	11-15-18	985,000	1,221,400

Utilities 0.6%				22,858,266

Electric Utilities 0.2%

Appalachian Power Company	5.000	06-01-17	900,000	1,026,930

Dubai Electricity & Water Authority (S)	7.375	10-21-20	3,365,000	4,143,156

Texas Competitive Electric Holdings
Company LLC, Series A	10.250	11-01-15	15,250,000	2,516,250

Independent Power Producers & Energy Traders 0.3%

GenOn Energy, Inc.	7.875	06-15-17	888,000	985,680

NRG Energy, Inc. (S)	6.625	03-15-23	10,250,000	10,916,250

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	3,000,000	$3,270,000

Foreign Government Obligations 29.8%			$1,113,548,283

(Cost $1,053,161,999)

Australia 2.2%				83,764,870
New South Wales Treasury Corp.	6.000	05-01-20	AUD 29,830,000	34,633,118

Queensland Treasury Corp.	6.000	10-21-15	AUD 27,105,000	29,691,603

Queensland Treasury Corp.	6.000	04-21-16	AUD 17,608,000	19,440,149

Brazil 0.8%				31,133,748
Federative Republic of Brazil	8.500	01-05-24	BRL 26,895,000	15,469,313

Federative Republic of Brazil	10.250	01-10-28	BRL 24,252,000	15,664,435

Canada 4.0%				148,019,774
Canada Housing Trust No. 1 (S)	2.750	06-15-16	CAD 26,680,000	27,052,032

Government of Canada	2.500	06-01-15	CAD 11,710,000	11,729,758

Government of Canada	2.750	09-01-16	CAD 3,000,000	3,063,185

Government of Canada	3.000	12-01-15	CAD 10,535,000	10,741,358

Government of Canada	4.000	06-01-16	CAD 20,975,000	22,173,397

Ontario School Boards Financing Corp.,
Series 01A2	6.250	10-19-16	CAD 3,815,000	4,269,064

Province of Alberta	1.700	12-15-17	CAD 17,430,000	16,889,818

Province of Ontario	1.650	09-27-19	7,065,000	7,048,108

Province of Ontario	3.150	09-08-15	CAD 6,210,000	6,296,835

Province of Ontario	3.150	12-15-17	4,115,000	4,512,867

Province of Ontario	4.750	06-02-13	CAD 4,610,000	4,510,804

Province of Ontario	6.250	06-16-15	NZD 12,870,000	11,272,577

Province of Quebec	4.500	12-01-16	CAD 7,580,000	8,125,466

Province of Quebec	5.250	10-01-13	CAD 5,870,000	5,828,448

Province of Quebec	6.750	11-09-15	NZD 5,060,000	4,506,057

Chile 0.1%				1,949,655
Republic of Chile	3.875	08-05-20	1,770,000	1,949,655

Indonesia 2.0%				73,369,354
Republic of Indonesia (S)	5.875	03-13-20	1,365,000	1,595,344

Republic of Indonesia	6.125	05-15-28	IDR 48,000,000,000	5,034,727

Republic of Indonesia	7.000	05-15-22	IDR 27,500,000,000	3,203,307

Republic of Indonesia	8.250	07-15-21	IDR 178,780,000,000	22,253,674

Republic of Indonesia	9.500	06-15-15	IDR 161,720,000,000	18,550,983

Republic of Indonesia	9.500	07-15-31	IDR 43,600,000,000	6,078,368

Republic of Indonesia	10.000	07-15-17	IDR 103,110,000,000	12,848,444

Republic of Indonesia	12.500	03-15-13	IDR 23,855,000,000	2,474,628

Republic of Indonesia	14.250	06-15-13	IDR 12,500,000,000	1,329,879

Ireland 1.8%				67,860,103
Government of Ireland	5.400	03-13-25	EUR 47,915,000	67,860,103

Malaysia 1.4%				51,762,676
Government of Malaysia	3.835	08-12-15	MYR 69,750,000	22,980,645

Government of Malaysia	4.262	09-15-16	MYR 85,650,000	28,782,031

20	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Mexico 0.7%				$26,883,038

Government of Mexico	5.625	01-15-17	520,000	600,080

Government of Mexico	5.875	02-17-14	550,000	577,500

Government of Mexico	8.125	12-30-19	360,000	517,500

Government of Mexico	9.500	12-18-14	MXN 146,000,000	12,454,828

Government of Mexico	6.000	06-18-15	MXN 157,000,000	12,733,130

New Zealand 3.1%				115,356,417

Dominion of New Zealand	5.000	03-15-19	NZD 27,600,000	24,938,430

Dominion of New Zealand	6.000	04-15-15	NZD 10,500,000	9,274,604

Dominion of New Zealand	6.000	12-15-17	NZD 59,260,000	55,212,966

Dominion of New Zealand	6.000	05-15-21	NZD 26,800,000	25,930,417

Norway 1.3%				50,030,653

Government of Norway	4.500	05-22-19	NOK 139,718,000	27,965,504

Government of Norway	5.000	05-15-15	NOK 68,377,000	12,803,473

Government of Norway	6.500	05-15-13	NOK 52,700,000	9,261,676

Peru 0.1%				2,220,750

Republic of Peru	7.350	07-21-25	1,575,000	2,220,750

Philippines 4.0%				150,482,274

Republic of Philippines	4.950	01-15-21	PHP 659,000,000	18,436,117

Republic of Philippines	5.875	12-16-20	PHP 321,278,240	9,219,247

Republic of Philippines	5.875	03-01-32	PHP 1,128,885,000	31,749,627

Republic of Philippines	6.125	10-24-37	PHP 617,270,000	17,761,861

Republic of Philippines	6.250	01-14-36	PHP 895,000,000	28,175,111

Republic of Philippines	6.500	04-28-21	PHP 711,400,000	21,281,515

Republic of Philippines	8.125	12-16-35	PHP 673,020,160	23,858,796

Singapore 2.0%				75,703,252

Republic of Singapore	2.375	04-01-17	SGD 36,300,000	31,695,405

Republic of Singapore	2.875	07-01-15	SGD 27,350,000	23,435,332

Republic of Singapore	3.250	09-01-20	SGD 22,210,000	20,572,515

South Korea 3.8%				140,045,769

Korea Development Bank	4.375	08-10-15	485,000	522,527

Korea Treasury Bond Coupon Strips, IO	1.755	09-10-13	KRW 654,810,000	596,593

Korea Treasury Bond Coupon Strips, IO	2.159	03-10-14	KRW 654,810,000	588,818

Korea Treasury Bond Coupon Strips, IO	2.401	09-10-14	KRW 654,810,000	581,174

Korea Treasury Bond Coupon Strips, IO	2.550	03-10-15	KRW 654,810,000	573,432

Korea Treasury Bond Coupon Strips, IO	2.667	09-10-15	KRW 654,810,000	565,870

Korea Treasury Bond Coupon Strips, IO	2.745	03-10-16	KRW 654,810,000	558,358

Korea Treasury Bond Coupon Strips, IO	2.808	09-10-16	KRW 654,810,000	550,429

Korea Treasury Bond Coupon Strips, IO	2.852	03-10-17	KRW 654,810,000	542,509

Korea Treasury Bond Coupon Strips, IO	2.897	09-10-17	KRW 654,810,000	534,689

Korea Treasury Bond Coupon Strips, IO	2.925	03-10-18	KRW 654,810,000	526,859

Korea Treasury Bond Coupon Strips, IO	2.956	09-10-18	KRW 654,810,000	519,072

Korea Treasury Bond Coupon Strips, IO	3.360	03-10-13	KRW 654,810,000	604,502

Korea Treasury Bond Principal Strips, PO	2.956	09-10-18	KRW 22,776,000,000	18,044,999

Republic of Korea	3.250	06-10-15	KRW 35,300,000,000	33,040,956

Republic of Korea	3.500	06-10-14	KRW 5,150,000,000	4,807,153

Republic of Korea	3.500	03-10-17	KRW 22,000,000,000	20,910,834

Republic of Korea	4.000	03-10-16	KRW 18,900,000,000	18,126,528

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value

South Korea (continued)

Republic of Korea	4.250	06-10-21	KRW 16,930,000,000	$17,138,446

Republic of Korea	5.000	06-10-20	KRW 19,705,000,000	20,707,770

Republic of Korea	5.750	09-10-18	KRW 4,000,000	4,251

Sweden 1.9%				72,797,771

Kingdom of Sweden	3.750	08-12-17	SEK 162,735,000	27,756,591

Kingdom of Sweden	4.500	08-12-15	SEK 150,095,000	25,128,345

Kingdom of Sweden	5.000	12-01-20	SEK 67,615,000	12,882,333

Svensk Exportkredit AB	7.625	06-30-14	NZD 8,075,000	7,030,502

Thailand 0.5%				18,210,912

Bank of Thailand	3.200	10-22-14	THB 538,500,000	18,210,912

Turkey 0.1%				2,207,788

Republic of Turkey	6.750	05-30-40	1,735,000	2,207,788

Ukraine 0.0%				1,749,479

City of Kyiv (S)	9.375	07-11-16	1,245,000	1,231,904

Government of Ukraine (S)	6.580	11-21-16	515,000	517,575

Capital Preferred Securities 3.6%				$132,953,050

(Cost $124,986,499)

Financials 3.6%				132,953,050

Commercial Banks 3.1%

Banponce Trust I, Series A	8.327	02-01-27	750,000	652,500

Cullen/Frost Capital Trust II (P)	1.837	03-01-34	3,479,000	2,988,846

Fifth Third Capital Trust IV
(6.500% to 4-15-17 then
3 month LIBOR + 1.368%)	6.500	04-15-37	24,368,000	24,398,460

First Midwest Capital Trust I, Series B	6.950	12-01-33	6,309,000	6,466,725

First Tennessee Capital II	6.300	04-15-34	2,879,000	2,814,223

HSBC Finance Capital Trust IX
(5.911% to 11-30-15, then
3 month LIBOR + 1.926%)	5.911	11-30-35	9,218,000	9,287,135

M&T Capital Trust I	8.234	02-01-27	1,335,000	1,355,651

M&T Capital Trust III	9.250	02-01-27	480,000	487,192

PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	7,050,000	8,081,063

Regions Financing Trust II
(6.625% to 5-15-27, then
3 month LIBOR + 1.290%)	6.625	05-15-47	15,915,000	15,915,000

SunTrust Preferred Capital I (P)(Q)	4.000	04-12-13	9,340,000	7,915,650

USB Capital IX (P)(Q)	3.500	04-12-13	17,544,000	16,184,340

Wachovia Capital Trust III (P)(Q)	5.570	04-12-13	16,960,000	16,981,200

Diversified Financial Services 0.5%

BAC Capital Trust XIV (P)(Q)	4.000	03-28-13	13,505,000	11,614,300

JPMorgan Chase Capital XXIII (P)	1.290	05-15-47	10,046,000	7,810,765

22	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Convertible Bonds 1.7%				$61,970,806

(Cost $54,533,159)

Consumer Discretionary 0.7%				27,625,032

Automobiles 0.3%

Ford Motor Company	4.250	11-15-16	8,445,000	13,126,697

Household Durables 0.1%

Lennar Corp. (S)	2.750	12-15-20	2,500,000	4,565,625

Media 0.3%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,549,000	9,932,710

Financials 0.2%				6,404,356

Capital Markets 0.1%

Ares Capital Corp. (S)	5.750	02-01-16	3,550,000	3,851,750

Real Estate Investment Trusts 0.1%

Dundee International	5.500	07-31-18	CAD 1,095,000	1,102,698

Transglobe Apartment (S)	5.400	09-30-18	CAD 1,370,000	1,449,908

Health Care 0.2%				6,235,095

Health Care Equipment & Supplies 0.0%

Teleflex, Inc.	3.875	08-01-17	690,000	957,375

Health Care Providers & Services 0.2%

WellPoint, Inc. (S)	2.750	10-15-42	4,944,000	5,277,720

Industrials 0.3%				10,693,885

Airlines 0.3%

United Continental Holdings, Inc.	4.500	06-30-21	10,750,000	10,693,885

Information Technology 0.3%				11,012,438

Internet Software & Services 0.3%

Equinix, Inc.	3.000	10-15-14	4,975,000	9,806,969

Software 0.0%

Electronic Arts, Inc.	0.750	07-15-16	1,250,000	1,205,469

Municipal Bonds 0.0%				$497,218

(Cost $484,800)

City of Long Beach (California)	7.282	11-01-30	480,000	497,218

Term Loans (M) 6.1%				$228,780,044

(Cost $228,813,483)

Consumer Discretionary 1.6%				60,344,853

Hotels, Restaurants & Leisure 0.3%

Ameristar Casinos, Inc.	4.000	04-16-18	2,965,000	2,980,288

Caesars Entertainment Operating
Company, Inc.	4.452	01-26-18	6,775,000	6,152,547

Caesars Entertainment Operating
Company, Inc.	5.452	01-26-18	117,500	108,327

CCM Merger, Inc.	6.000	03-01-17	884,478	891,112

Las Vegas Sands LLC	2.710	11-23-16	1,647,632	1,653,028

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value

Media 1.1%

Clear Channel Communications, Inc.	3.854	01-29-16	15,065,189	$12,938,948

Mood Media Corp.	7.000	05-07-18	1,059,022	1,057,963

PRIMEDIA, Inc.	7.500	01-12-18	7,884,925	7,599,096

Univision Communications, Inc. (T)	TBD	03-31-17	9,000,000	9,013,257

Univision Communications, Inc. (T)	TBD	02-21-20	4,145,000	4,150,389

Virgin Media, Inc. (T)	TBD	02-17-20	7,370,000	7,323,938

Multiline Retail 0.0%

The Neiman Marcus Group, Inc.	4.000	05-16-18	740,000	740,000

Specialty Retail 0.2%

Burlington Coat Factory Warehouse Corp.	5.500	02-23-17	2,726,165	2,752,576

Cole Haan, Inc.	5.750	01-31-20	2,960,000	2,983,384

Consumer Staples 0.2%				6,505,602

Food & Staples Retailing 0.0%

Rite Aid Corp. (T)	TBD	07-07-20	1,035,000	1,061,393

Food Products 0.1%

Del Monte Corp.	4.000	03-08-18	3,837,000	3,841,766

Personal Products 0.1%

Revlon Consumer Products Corp.	4.750	11-17-17	1,599,245	1,602,443

Energy 0.4%				16,402,820

Energy Equipment & Services 0.2%

Offshore Group Investment, Ltd.	6.250	10-26-17	7,322,313	7,366,766

Oil, Gas & Consumable Fuels 0.2%

Arch Coal, Inc. (T)	TBD	05-16-18	8,890,000	9,036,054

Financials 1.0%				38,990,833

Capital Markets 0.4%

Walter Investment Management Corp. (T)	TBD	11-28-17	273,000	275,787

Walter Investment Management Corp.	5.750	11-28-17	15,827,938	15,989,509

Consumer Finance 0.2%

Ocwen Financial Corp. (T)	TBD	01-22-18	5,920,000	5,988,080

Real Estate Investment Trusts 0.4%

iStar Financial, Inc.	4.500	10-16-17	16,402,923	16,402,923

Real Estate Management & Development 0.0%

Realogy Corp.	3.228	10-10-13	334,534	334,534

Health Care 0.8%				28,434,682

Biotechnology 0.2%

Aptalis Pharma, Inc.	5.500	02-10-17	2,952,405	2,959,786

Capsugel Holdings US, Inc.	4.750	08-01-18	2,755,181	2,788,761

Patheon, Inc.	7.250	12-06-18	1,895,250	1,916,572

Health Care Providers & Services 0.5%

Catalent Pharma Solutions, Inc.	4.204	09-15-16	2,687,434	2,702,550

Catalent Pharma Solutions, Inc.	5.250	09-15-17	5,528,138	5,548,869

MModal, Inc.	6.750	08-15-19	3,032,485	2,931,404

National Mentor Holdings, Inc.	6.500	02-09-17	5,671,297	5,728,010

24	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value

Pharmaceuticals 0.1%

Warner Chilcott Company LLC	4.250	03-15-18	3,830,796	$3,858,730

Industrials 0.3%				9,396,755

Airlines 0.1%

Delta Air Lines, Inc.	4.250	04-20-17	4,925,741	4,949,345

Road & Rail 0.1%

Swift Transportation Company LLC	5.000	12-21-17	2,355,443	2,373,109

Trading Companies & Distributors 0.1%

Travelport LLC	5.056	08-21-15	2,112,145	2,074,301

Information Technology 0.3%				12,669,311

Software 0.3%

Aspect Software, Inc. (T)	TBD	05-07-16	1,610,000	1,624,088

Emdeon, Inc.	5.000	11-02-18	3,007,275	3,047,873

First Data Corp. (T)	TBD	09-27-18	1,245,000	1,245,000

First Data Corp.	4.202	03-23-18	3,478,092	3,434,616

First Data Corp.	5.202	03-24-17	3,311,525	3,317,734

Materials 0.9%				33,618,963

Chemicals 0.3%

US Coatings Acquisition, Inc. (T)	TBD	02-01-20	9,855,000	9,972,590

Construction Materials 0.2%

Apex Tool Group LLC	4.500	01-28-20	7,400,000	7,470,300

Containers & Packaging 0.3%

Berry Plastics Corp. (T)	TBD	02-04-20	7,370,000	7,320,864

Consolidated Container Company LLC	5.000	07-03-19	2,713,200	2,742,367

Metals & Mining 0.1%

Fortescue Metals Group Finance PTY, Ltd.	5.250	10-18-17	6,039,863	6,112,842

Telecommunication Services 0.6%				22,416,225

Diversified Telecommunication Services 0.4%

Crown Castle Operating Company (T)	TBD	01-31-19	8,955,000	9,004,754

Intelsat Jackson Holdings SA	3.202	02-03-14	4,000,000	3,991,252

UniTek Global Services, Inc.	9.000	04-16-18	2,749,919	2,722,420

Wireless Telecommunication Services 0.2%

NTELOS, Inc.	5.750	11-08-19	6,857,813	6,697,799

Collateralized Mortgage Obligations 5.5%				$206,362,713

(Cost $196,184,972)

Commercial & Residential 5.0%				186,674,392

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.911	04-25-35	3,853,750	3,851,226

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.050	12-25-46	37,500,672	3,294,712

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	430,000	437,031

Banc of America Commercial Mortgage
Trust, Inc.
Series 2006-2, Class AM (P)	5.767	05-10-45	3,540,000	3,971,462
Series 2006-4, Class AM	5.675	07-10-46	4,490,000	5,076,327

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	25

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.511	04-20-35	12,716,936	$11,823,139

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.968	01-25-35	4,176,635	4,152,319

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.902	01-25-35	2,118,757	2,032,492
Series 2004-13, Class A1 (P)	0.942	11-25-34	6,955,587	6,858,222
Series 2004-8, Class 1A (P)	0.902	09-25-34	1,314,454	1,287,871
Series 2005-7, Class 11A1 (P)	0.472	08-25-35	2,764,396	2,574,424

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.989	02-25-37	2,562,030	2,611,480

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12-10-49	3,930,000	4,614,751

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.701	09-20-46	5,283,580	441,903

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.129	09-19-44	25,348,390	1,411,773
Series 2005-AR2, Class X2 IO	2.842	03-19-45	40,058,683	2,449,264

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.862	07-10-38	5,674,000	6,361,388

GS Mortgage Securities Corp. II
Series 2013, Class KYO (P)(S)	3.950	11-08-29	7,310,000	7,339,971

GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	3.022	05-25-34	8,901,140	8,807,776
Series 2005-AR6, Class 3A1 (P)	2.657	09-25-35	4,471,557	4,397,629

Harborview Mortgage Loan Trust
Series 2004-5, Class 2A–6 (P)	2.643	06-19-34	5,765,105	5,660,595
Series 2005-2, Class IX IO	2.310	05-19-35	15,512,599	1,117,889
Series 2005-8, Class 1X IO	2.255	09-19-35	6,044,939	491,839
Series 2007-3, Class ES IO	0.350	05-19-47	13,662,641	97,005
Series 2007-4, Class ES IO	0.350	07-19-47	15,791,027	112,116
Series 2007-6, Class ES IO (S)	0.342	08-19-37	11,323,494	80,397

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10-25-36	19,268,072	1,373,428
Series 2005-AR18, Class 2X IO	1.675	10-25-36	19,483,341	1,026,772

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP5, Class AM (P)	5.238	12-15-44	4,175,000	4,653,388
Series 2006-LDP7, Class AM (P)	5.868	04-15-45	8,081,000	9,184,751
Series 2007-CB18, Class A4	5.440	06-12-47	4,160,000	4,732,441

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,753,124

Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (P)	2.548	02-25-35	2,553,294	2,582,889
Series 2006-3, Class 2A1 (P)	2.619	10-25-36	2,443,941	2,392,892

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.310	01-12-44	5,425,000	5,989,205

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,985,000	3,382,208

MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.936	01-25-37	11,404,424	11,508,592

Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,500,343

26	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.688	10-25-34	2,013,015	$1,953,530
Series 2004-9, Class 1A (P)	5.825	11-25-34	2,865,410	2,799,236

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.512	11-25-35	4,194,679	3,894,570

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.781	12-25-33	2,316,651	2,319,623

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.468	10-25-45	120,670,742	6,668,253
Series 2005-AR19, Class A1A2 (P)	0.492	12-25-45	5,887,115	5,366,700
Series 2005-AR2, Class X IO	1.574	01-25-45	44,927,429	2,775,221
Series 2005-AR6, Class X IO	1.621	04-25-45	54,500,164	3,188,080
Series 2005-AR8, Class 2AB3 (P)	0.562	07-25-45	3,945,568	3,630,053

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.624	12-25-34	3,567,406	3,618,877
Series 2005-AR5, Class 1A1 (P)	2.670	04-25-35	2,062,060	2,025,215

U.S. Government Agency 0.5%				19,688,321

Federal Home Loan Mortgage Corp.
Series 291, Class IO	3.500	11-15-32	15,034,795	2,937,921
Series 292, Class IO	3.500	11-15-27	11,012,921	1,776,577
Series 296, Class IO	3.000	12-15-27	8,062,816	1,153,329
Series 4077, Class IK IO	5.000	07-15-42	13,617,459	3,753,396
Series K705, Class X1 IO	1.760	09-25-18	23,372,479	1,987,339

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	14,391,822	2,663,696
Series 398, Class C3 IO	4.500	05-25-39	1,272,306	102,600
Series 402, Class 3 IO	4.000	11-25-39	1,571,136	161,831
Series 402, Class 4 IO	4.000	10-25-39	2,539,560	254,456
Series 402, Class 7 IO	4.500	11-25-39	3,624,901	410,436
Series 406, Class 3 IO	4.000	01-25-41	7,853,859	902,543
Series 407, Class 4 IO	4.500	03-25-41	12,349,966	1,490,319
Series 407, Class 7 IO	5.000	03-25-41	8,334,944	1,491,787
Series 407, Class 8 IO	5.000	03-25-41	4,087,362	602,091

Asset Backed Securities 0.7%				$24,388,785

(Cost $21,882,440)

Asset Backed Securities 0.7%				24,388,785
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	14,331,750	16,167,619

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.702	06-25-33	2,320,711	2,262,680

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	5,286,770	5,958,486

			Shares	Value

Common Stocks 0.4%				$15,523,386

(Cost $14,486,139)

Consumer Discretionary 0.0%				308,426

Auto Components 0.0%

Lear Corp.			638	34,106

Hotels, Restaurants & Leisure 0.0%

Greektown Superholdings, Inc. (I)			3,048	274,320

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	27

	Shares	Value

Media 0.0%

Vertis Holdings, Inc. (I)	110,794	$0

Financials 0.4%		15,184,103

Commercial Banks 0.4%

M&T Bank Corp.	83,985	8,574,029

Talmer Bancorp, Inc. (I)(S)	721,216	6,025,031

Real Estate Investment Trusts 0.0%

Dundee International	55,606	585,043

Materials 0.0%		30,857

Chemicals 0.0%

LyondellBasell Industries NV, Class A	33	1,934

Containers & Packaging 0.0%

Rock-Tenn Company, Class A	327	28,923

Preferred Securities 5.5%	$206,207,320

(Cost $198,008,553)

Consumer Discretionary 0.3%		11,984,355

Automobiles 0.2%

General Motors Company, Series B, 4.750%	168,353	7,032,105

Hotels, Restaurants & Leisure 0.1%

Greektown Superholdings, Inc. (I)	55,025	4,952,250

Financials 4.4%		164,505,002

Commercial Banks 3.0%

First Niagara Financial Group, Inc. (8.6250% to
12-15-17, then 3 month LIBOR + 7.3270%)	173,250	5,077,958

First Tennessee Bank NA, 3.750% (S)	17,017	12,539,402

HSBC USA, Inc., 6.500%	211,925	5,452,830

Huntington Bancshares, Inc., 8.500%	10,050	12,763,500

Regions Financial Corp., 6.375%	366,170	9,146,927

SunTrust Banks, Inc., 4.000%	309,575	7,463,853

U.S. Bancorp, 3.500%	4,395	3,977,475

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	411,450	11,911,478

Webster Financial Corp., 6.400%	192,050	4,797,409

Wells Fargo & Company, Series L, 7.500%	6,150	7,798,200

Wintrust Financial Corp., 5.000%	855	890,397

Zions Bancorporation, 6.300%	287,795	7,658,225

Zions Bancorporation, 7.900%	295,750	8,502,813

Zions Bancorporation, Series C, 9.500%	476,215	12,310,158

Consumer Finance 0.1%

Discover Financial Services, 6.500%	216,550	5,513,363

Diversified Financial Services 0.3%

Citigroup Capital VIII, 6.950%	19,775	505,449

Citigroup Capital XV, 6.500%	107,150	2,717,324

Citigroup Capital XVI, 6.450%	158,425	4,012,905

Citigroup Capital XVII, 6.350%	113,550	2,878,493

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)	108,375	2,876,273

28	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

			Shares	Value

Insurance 0.7%

Hartford Financial Services Group, Inc., 7.875%			333,100	$9,856,429

MetLife, Inc., 5.000%			167,289	7,896,041

Reinsurance Group of America, Inc., 6.200%			238,335	6,466,029

Real Estate Investment Trusts 0.2%

FelCor Lodging Trust, Inc., Series A, 1.950%			153,623	3,748,401

Health Care REIT, Inc., 6.500%			88,350	5,318,670

Thrifts & Mortgage Finance 0.1%

United Community Banks, Inc., Series B
(5.000% to 2-1-14, then 9.000% thereafter)			2,425	2,425,000

Industrials 0.3%				10,823,374

Aerospace & Defense 0.2%

United Technologies Corp., 7.500%			156,350	9,107,388

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%			40,023	1,715,986

Materials 0.0%				1,419,210

Metals & Mining 0.0%

ArcelorMittal, 6.000%			60,650	1,419,210

Utilities 0.5%				17,475,379

Electric Utilities 0.5%

PPL Corp., 8.750%			318,545	17,475,379

		Maturity
	Rate (%)	date	Par value	Value

Escrow Certificates 0.0%				$25,838

(Cost $50)

Consumer Discretionary 0.0%				23,500

Lear Corp., Series B (I)	8.750	12-01-16	940,000	23,500

Materials 0.0%				2,338

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	935,000	2,338

			Shares	Value

Investment Companies 0.2%				$5,366,053

(Cost $5,096,897)

FII BTG Pactual Corporate Office Fund			68,748	5,366,053

Warrants 0.0%				$7,529

(Cost $0)

Lear Corp. (Expiration Date 11-09-14, Strike Price: $0.005) (I)			71	7,529

			Number of
			Contracts	Value

Purchased Options 0.0%				$954,592

(Cost $279,571)

Call Options 0.0%				954,592

Over the Counter Purchase Call on the USD vs. CAD
(Expiration Date: 4-26-13; Strike Price: $1.03;
Counterparty: Merrill Lynch & Company, Inc.) (I)			81,035,000	954,592

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	29

	Par value^	Value

Short-Term Investments 4.8%		$179,384,694

(Cost $179,384,694)

Repurchase Agreement 4.8%		179,384,694

Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $179,384,744 on 3-1-13, collateralized by $182,180,000 U.S. Treasury Notes, 0.375% due 6-15-15 (value at
$182,719,253, including interest) and $265,000 Federal Home
Mortgage Association, 2.080% due 11-2-22 (value at $263,592,
including interest)	179,384,694	179,384,694

Total investments (Cost $3,571,341,035)† 101.0%		$3,769,770,074

Other assets and liabilities, net (1.0%)		($36,073,828)

Total net assets 100.0%		$3,733,696,246

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
IDR	Indonesian Rupiah	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
KRW	Korean Won	THB	Thai Baht
MXN	Mexican Peso

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To Be Determined

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $568,592,110 or 15.2% of the Fund’s net assets as of 2-28-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $3,587,236,600. Net unrealized appreciation aggregated $182,533,474, of which $221,682,427 related to appreciated investment securities and $39,148,953 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 2-28-13.

United States	55.7%	Singapore	2.7%
Canada	5.8%	Ireland	2.5%
Philippines	4.0%	Indonesia	2.1%
South Korea	3.8%	Sweden	2.0%
Australia	3.5%	Other Countries	14.8%
New Zealand	3.1%

30	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,391,956,341)	$3,590,385,380
Repurchase agreements, at value (Cost $179,384,694)	179,384,694

Total investments, at value (Cost $3,571,341,035)	3,769,770,074

Cash	2,187,017
Foreign currency, at value (Cost $4,920,916)	4,901,402
Cash held at broker for futures contracts	1,419,000
Receivable for investments sold	5,319,048
Receivable for fund shares sold	22,447,960
Receivable for forward foreign currency exchange contracts	48,405,125
Dividends and interest receivable	52,134,381
Receivable due from advisor	9,116
Other receivables and prepaid expenses	151,725

Total assets	3,906,744,848

Liabilities

Payable for investments purchased	126,230,245
Payable for forward foreign currency exchange contracts	37,804,940
Payable for fund shares repurchased	7,188,853
Payable for futures variation margin	94,063
Distributions payable	389,438
Payable to affiliates
Accounting and legal services fees	83,916
Transfer agent fees	623,110
Trustees’ fees	1,648
Other liabilities and accrued expenses	632,389

Total liabilities	173,048,602

Net assets	3,733,696,246

Net assets consist of

Paid-in capital	$3,573,065,877
Accumulated distributions in excess of net investment income	(2,976,137)
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(45,321,619)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	208,928,125

Net assets	$3,733,696,246

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	31

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,097,387,425 ÷ 97,389,567 shares)[1]	$11.27
Class C ($384,517,392 ÷ 34,124,552 shares)[1]	$11.27
Class I ($939,712,348 ÷ 83,385,664 shares)	$11.27
Class R2 ($428,308 ÷ 37,993 shares)	$11.27
Class R6 ($258,811 ÷ 22,970 shares)	$11.27
Class NAV ($1,311,391,962 ÷ 116,428,085 shares)	$11.26

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.80

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

32	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 2-28-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$87,949,093
Dividends	8,212,544
Less foreign taxes withheld	(861,759)

Total investment income	95,299,878

Expenses

Investment management fees	11,216,408
Distribution and service fees	3,129,781
Accounting and legal services fees	239,435
Transfer agent fees	1,703,362
Trustees’ fees	22,605
State registration fees	84,889
Printing and postage	45,542
Professional fees	100,990
Custodian fees	723,472
Registration and filing fees	37,480
Other	43,399

Total expenses before reductions and amounts recaptured	17,347,363
Less expense reductions and amounts recaptured	(415,769)

Total expenses	16,931,594

Net investment income	78,368,284

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	31,135,175
Futures contracts	3,453,615
Foreign currency transactions	(26,023,179)
8,565,611
Change in net unrealized appreciation (depreciation) of
Investments	77,671,614
Futures contracts	(8,635)
Translation of assets and liabilities in foreign currencies	30,689,656

108,352,635

Net realized and unrealized gain	116,918,246

Increase in net assets from operations	$195,286,530

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	33

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-13	ended
	(Unaudited)	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$78,368,284	$138,606,559
Net realized gain (loss)	8,565,611	(9,881,762)
Change in net unrealized appreciation (depreciation)	108,352,635	85,623,189

Increase in net assets resulting from operations	195,286,530	214,347,986

Distributions to shareholders
From net investment income
Class A	(25,906,555)	(40,703,363)
Class C	(7,528,379)	(10,494,407)
Class I	(22,614,020)	(31,628,180)
Class R2	(4,834)	(2,232)
Class R6	(5,126)	(6,312)
Class NAV	(37,828,611)	(74,227,831)

Total distributions	(93,887,525)	(157,062,325)

From Fund share transactions	430,447,481	724,914,801

Total increase	531,846,486	782,200,462

Net assets

Beginning of period	3,201,849,760	2,419,649,298

End of period	$3,733,696,246	$3,201,849,760

Undistributed (accumulated distributions in excess of) net
investment income	($2,976,137)	$12,543,104

34	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.75	$10.53	$10.25
Net investment income[3]	0.24	0.51	0.58	0.43
Net realized and unrealized gain on investments	0.38	0.28	0.34	0.33
Total from investment operations	0.62	0.79	0.92	0.76
Less distributions
From net investment income	(0.29)	(0.60)	(0.70)	(0.48)
Net asset value, end of period	$11.27	$10.94	$10.75	$10.53
Total return (%)[4,5]	5.72[6]	7.61	8.80	7.53[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,097	$891	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.23[7]	1.26	1.23	1.26[7]
Expenses including reductions and amounts recaptured	1.17[7]	1.17	1.17	1.17[7]
Net investment income	4.36[7]	4.82	5.28	6.33[7]
Portfolio turnover (%)	19	29	40	49[8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS C SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.74	$10.53	$10.25
Net investment income[3]	0.20	0.44	0.50	0.38
Net realized and unrealized gain on investments	0.38	0.28	0.33	0.33
Total from investment operations	0.58	0.72	0.83	0.71
Less distributions
From net investment income	(0.25)	(0.52)	(0.62)	(0.43)
Net asset value, end of period	$11.27	$10.94	$10.74	$10.53
Total return (%)[4,5]	5.36[6]	6.96	7.93	6.99[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$385	$291	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.93[7]	1.96	1.95	1.99[7]
Expenses including reductions and amounts recaptured	1.87[7]	1.87	1.87	1.87[7]
Net investment income	3.65[7]	4.10	4.57	5.63[7]
Portfolio turnover (%)	19	29	40	49[8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class C shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	35

CLASS I SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.75	$10.54	$10.25
Net investment income[3]	0.26	0.55	0.61	0.46
Net realized and unrealized gain on investments	0.38	0.27	0.34	0.33
Total from investment operations	0.64	0.82	0.95	0.79
Less distributions
From net investment income	(0.31)	(0.63)	(0.74)	(0.50)
Net asset value, end of period	$11.27	$10.94	$10.75	$10.54
Total return (%)[4]	5.90[5]	7.94	9.09	7.83[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$940	$723	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.83[6]	0.86	0.82	0.85[6]
Expenses including reductions and amounts recaptured	0.83[6]	0.86	0.82	0.85[6]
Net investment income	4.70[6]	5.11	5.57	6.69[6]
Portfolio turnover (%)	19	29	40	49[7]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R2 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.88
Net investment income[3]	0.24	0.23
Net realized and unrealized gain on investments	0.38	0.07
Total from investment operations	0.62	0.30
Less distributions
From net investment income	(0.29)	(0.24)
Net asset value, end of period	$11.27	$10.94
Total return (%)[4]	5.70[5]	2.83[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	10.65[7]	17.19[7]
Expenses including reductions and amounts recaptured	1.22[7]	1.22[7]
Net investment income	4.31[7]	4.27[7]
Portfolio turnover (%)	19	29[8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for period from 9-1-11 to 8-31-12.

36	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.74
Net investment income[3]	0.26	0.55
Net realized and unrealized gain on investments	0.38	0.28
Total from investment operations	0.64	0.83
Less distributions
From net investment income	(0.31)	(0.63)
Net asset value, end of period	$11.27	$10.94
Total return (%)[4]	5.90[5]	8.08

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	9.58[7]	18.33
Expenses including reductions and amounts recaptured	0.83[7]	0.83
Net investment income	4.74[7]	5.19
Portfolio turnover (%)	19	29

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS NAV SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$10.94	$10.74	$10.53	$9.76	$10.02	$10.06
Net investment income[2]	0.26	0.56	0.64	0.80	0.69[3]	0.62
Net realized and unrealized gain (loss)
on investments	0.37	0.28	0.32	0.77	0.17	(0.25)
Total from investment operations	0.63	0.84	0.96	1.57	0.86	0.37
Less distributions
From net investment income	(0.31)	(0.64)	(0.75)	(0.80)	(1.04)	(0.41)
From net realized gain	—	—	—	—	(0.08)	—
Total distributions	(0.31)	(0.64)	(0.75)	(0.80)	(1.12)	(0.41)
Net asset value, end of period	$11.26	$10.94	$10.74	$10.53	$9.76	$10.02
Total return (%)[4]	5.87[5]	8.19	9.17	16.55	10.67	3.67

Ratios and supplemental data

Net assets, end of period (in millions)	$1,311	$1,297	$1,174	$633	$450	$463
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.72[6]	0.73	0.74	0.79	0.83[3]	0.76
Expenses including reductions and
amounts recaptured	0.72[6]	0.73	0.74	0.79	0.83[3]	0.76
Net investment income	4.79[6]	5.29	5.84	7.75	7.81[3]	6.03
Portfolio turnover (%)	19	29	40	49	55	55

1 Six months ended 2-28-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	37

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return consisting of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

38	Strategic Income Opportunities Fund | Semiannual report

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013 by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,593,799,763	—	$1,581,872,423	$11,927,340
Foreign Government
Obligations	1,113,548,283	—	1,113,548,283	—
Capital Preferred Securities	132,953,050	—	132,953,050	—
Convertible Bonds	61,970,806	—	61,970,806	—
Municipal Bonds	497,218	—	497,218	—
Term Loans	228,780,044	—	228,780,044	—
Collateralized Mortgage
Obligations	206,362,713	—	198,733,224	7,629,489
Asset Backed Securities	24,388,785	—	24,388,785	—
Common Stocks	15,523,386	$9,224,035	—	6,299,351
Preferred Securities	206,207,320	183,684,285	15,145,785	7,377,250
Escrow Certificates	25,838	—	2,338	23,500
Investment Companies	5,366,053	5,366,053	—	—
Warrants	7,529	7,529	—	—
Purchased Options	954,592	—	954,592	—
Short-Term Investments	179,384,694	—	179,384,694	—

Total Investments
in Securities	$3,769,770,074	$198,281,902	$3,538,231,242	$33,256,930
Other Financial Instrument
Futures	($8,635)	($8,635)	—	—
Forward Foreign
Currency Contracts	$10,600,185	—	$10,600,185	—

Semiannual report | Strategic Income Opportunities Fund	39

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
		MORTGAGE		PREFERRED	ESCROW
	CORPORATE BONDS	OBLIGATIONS	COMMON STOCK	SECURITIES	CERTIFICATES	TOTAL

Balance as of 8-31-12	$16,481,299	$285,275	$3,259,285	$3,894,119	$10,575	$23,930,553
Realized gain (loss)	(89,022)	—	—	—	—	(89,022)
Change in unrealized
appreciation (depreciation)	667,145	65,958	527,306	1,058,131	12,999	2,331,539
Purchases	—	7,310,860	2,512,760	2,425,000	—	12,248,620
Sales	(5,132,082)	(32,604)	—	—	(74)	(5,164,760)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 2-28-13	$11,927,340	$7,629,489	$6,299,351	$7,377,250	$23,500	$33,256,930
Change in unrealized at
period end*	$561,213	$65,958	$527,306	$1,058,131	$12,999	$2,225,607

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it

40	Strategic Income Opportunities Fund | Semiannual report

invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2013 were $694. For the six months ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured committed line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Strategic Income Opportunities Fund	41

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $63,312,371 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2012:

CAPITAL LOSS CARRYFORWARDS EXPIRING AT AUGUST 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT TERM	LONG TERM

$570,632	$1,198,513	$3,209,592	$2,823,212	$9,787,237	$28,312,707	$17,410,478

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are

42	Strategic Income Opportunities Fund | Semiannual report

effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of February 28, 2013, no collateral was posted by the Fund for the benefit of counterparties to over-the-counter derivatives transactions.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the Fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2013, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2013. During the six months ended February 28, 2013, the Fund held futures contracts with USD notional values ranging up to $285.3 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2013.

						UNREALIZED
	NUMBER OF			NOTIONAL	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	BASIS	VALUE	(DEPRECIATION)

U.S. Treasury	860	Short	Jun 2013	($113,121,677)	($113,130,312)	($8,635)
10-Year Note
Futures

Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

Semiannual report | Strategic Income Opportunities Fund	43

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $2.1 billion to $12.2 billion, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2013.

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	16,207,718	$16,858,454	Canadian Imperial Bank of	4-24-13	($326,662)
			Commerce
AUD	53,928,122	55,601,131	J Aron and Company NY	4-24-13	(594,713)
AUD	32,679,475	34,078,144	Royal Bank of Scotland PLC	4-24-13	(745,242)
AUD	58,312,357	60,105,631	State Street Bank and Trust	4-24-13	(627,317)
			Company
AUD	31,134,336	32,384,373	UBS AG	4-24-13	(627,504)
AUD	60,770,000	62,467,710	Royal Bank of Scotland PLC	4-24-13	(482,612)
CAD	16,536,128	16,342,470	Deutsche Bank AG London	4-24-13	(284,531)
CAD	176,533,732	175,955,771	Royal Bank of Canada	4-24-13	(4,527,015)
CAD	54,046,633	53,025,000	Bank of Montreal	4-24-13	(541,280)
CAD	83,506,313	81,250,000	Royal Bank of Canada	3-1-13	(61,616)
CAD	27,575,419	27,252,477	Royal Bank of Scotland PLC	4-24-13	(474,480)
EUR	19,335,000	25,905,420	Bank of Montreal	4-24-13	(607,685)
EUR	12,165,000	16,356,456	Deutsche Bank AG London	4-24-13	(439,883)
EUR	226,845,000	304,152,616	J Aron and Company NY	4-24-13	(7,350,715)
EUR	60,455,000	79,717,433	Royal Bank of Canada	4-24-13	(618,671)
EUR	137,715,000	186,546,253	Royal Bank of Scotland PLC	4-24-13	(6,361,221)
EUR	71,390,000	95,813,677	State Street Bank and Trust	4-24-13	(2,407,662)
			Company
GBP	24,642,343	37,360,262	J Aron and Company NY	4-24-13	59,012
GBP	41,711,878	65,723,291	Royal Bank of Scotland PLC	4-24-13	(2,384,014)
GBP	27,850,046	43,565,102	State Street Bank and Trust	4-24-13	(1,274,947)
			Company
JPY	1,894,233,120	20,280,000	J Aron and Company NY	4-24-13	235,034
JPY	929,010,820	10,060,000	State Street Bank and Trust	4-24-13	1,427
			Company
MXN	274,085,611	21,357,875	Bank of Nova Scotia	4-24-13	(16,048)
NZD	59,885,000	50,593,845	Bank of Montreal	4-24-13	(1,146,271)

44	Strategic Income Opportunities Fund | Semiannual report

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
NZD	80,565,000	$67,821,231	Canadian Imperial Bank of	4-24-13	($1,297,998)
			Commerce
NZD	13,530,000	11,236,259	Deutsche Bank AG London	4-24-13	(64,418)
NZD	114,745,000	95,342,932	J Aron and Company NY	4-24-13	(596,969)
NZD	60,260,000	50,976,692	Royal Bank of Canada	4-24-13	(1,219,477)
NZD	40,565,000	34,315,964	Royal Bank of Scotland PLC	4-24-13	(821,084)
		$1,832,446,469			($35,604,562)
Sells
AUD	285,080,191	$296,159,833	Bank of Montreal	4-24-13	$5,379,451
AUD	19,990,000	20,507,041	Canadian Imperial Bank of	4-24-13	117,340
			Commerce
AUD	121,502,511	124,643,736	J Aron and Company NY	4-24-13	711,777
AUD	101,295,000	104,116,200	Royal Bank of Scotland PLC	4-24-13	795,802
CAD	50,498,026	50,593,845	Bank of Montreal	4-24-13	1,556,113
CAD	141,297,888	140,207,773	Bank of Nova Scotia	4-24-13	2,995,916
CAD	61,279,714	60,720,000	Canadian Imperial Bank of	4-24-13	1,212,364
			Commerce
CAD	16,468,369	16,356,456	Deutsche Bank AG London	4-24-13	364,318
CAD	160,113,828	157,517,198	Royal Bank of Canada	4-24-13	2,033,519
CAD	83,167,500	81,250,000	Royal Bank of Canada	3-1-13	391,024
CAD	27,510,438	27,260,761	Royal Bank of Scotland PLC	4-24-13	545,866
CAD	17,340,181	17,273,677	Toronto Dominion Bank	4-24-13	434,937
EUR	40,320,000	54,218,117	Bank of Montreal	4-24-13	1,463,802
EUR	12,165,000	16,342,470	Deutsche Bank AG London	4-24-13	425,896
EUR	147,280,000	197,974,139	J Aron and Company NY	4-24-13	5,274,349
EUR	60,305,000	81,776,815	Royal Bank of Canada	4-24-13	2,874,311
EUR	139,290,000	188,413,507	Royal Bank of Scotland PLC	4-24-13	6,167,759
EUR	58,858,816	79,352,923	State Street Bank and Trust	4-24-13	2,342,593
			Company
GBP	24,582,224	37,121,634	J Aron and Company NY	4-24-13	(206,350)
GBP	13,836,651	21,829,260	Royal Bank of Scotland PLC	4-24-13	818,375
GBP	54,370,104	85,493,451	State Street Bank and Trust	4-24-13	2,932,722
			Company
JPY	3,164,069,390	33,887,859	Canadian Imperial Bank of	4-24-13	(379,830)
			Commerce
JPY	5,664,988,587	60,530,000	J Aron and Company NY	4-24-13	(823,290)
JPY	3,151,685,055	33,876,927	Royal Bank of Canada	4-24-13	(256,636)
JPY	3,181,855,090	34,315,963	Royal Bank of Scotland PLC	4-24-13	(144,350)
JPY	1,864,273,580	20,115,000	State Street Bank and Trust	4-24-13	(75,565)
			Company
MXN	257,696,838	20,225,000	Toronto Dominion Bank	4-24-13	159,294
NOK	400,607,064	72,377,067	Bank of Montreal	4-24-13	2,508,210
NZD	110,875,278	92,253,775	Bank of Montreal	4-24-13	703,077
NZD	20,000,000	16,858,454	Canadian Imperial Bank of	4-24-13	344,277
			Commerce
NZD	20,115,000	16,794,014	Deutsche Bank AG London	4-24-13	184,880
NZD	20,000,000	16,853,674	J Aron and Company NY	4-24-13	339,497
NZD	111,720,000	94,178,956	Royal Bank of Canada	4-24-13	1,930,764
NZD	40,450,000	34,078,144	Royal Bank of Scotland PLC	4-24-13	678,221
NZD	71,295,000	60,105,631	State Street Bank and Trust	4-24-13	1,236,719
			Company
NZD	38,400,000	32,384,373	UBS AG	4-24-13	677,153

Semiannual report | Strategic Income Opportunities Fund	45

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)
SEK	464,593,624	$72,383,520	Bank of Montreal	4-24-13	$459,227
SGD	94,392,394	76,282,230	Bank of Nova Scotia	4-24-13	(18,884)
SGD	33,958,375	27,500,000	HSBC Bank USA	4-24-13	50,099
		$2,674,129,423			$46,204,747

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended February 28, 2013, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2013, the Fund held purchased options with market values ranging from $390,000 to $9.4 million, as measured at each quarter end.

46	Strategic Income Opportunities Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for	Futures†		($8,635)
	futures

Foreign exchange	Receivable/payable for	Forward foreign	$48,405,125	($37,804,940)
contracts	forward foreign currency	currency
	exchange contracts	contracts

	Investments, at value*	Purchased	$954,592	—
		options

Total			$49,359,717	($37,813,575)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

* Purchased options are included in the Fund’s investments.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2013:

				FOREIGN
	STATEMENT OF		FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	INVESTMENTS[1]	CONTRACTS	TRANSACTIONS[2]	TOTAL

Interest rate	Net realized	—	$3,453,615	—	$3,453,615
contracts	gain (loss)

Foreign	Net realized	$15,412,752	—	($29,003,555)	($13,590,803)
currency	gain (loss)
contracts

Total		$15,412,752	$3,453,615	($29,003,555)	(10,137,188)

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2013

				TRANSLATION OF
				ASSETS AND
				LIABILITIES IN
	STATEMENT OF OPERATIONS		FUTURE	FOREIGN
RISK	LOCATION	INVESTMENTS[1]	CONTRACTS	CURRENCIES[2]	TOTAL

Interest rate	Change in unrealized	—	($8,635)	—	($8,635)
contracts	appreciation
	(depreciation)

Foreign	Change in unrealized	$2,478,021		$31,140,242	$33,618,263
currency	appreciation
contracts	(depreciation)

Total		$2,478,021	($8,635)	$31,140,242	$33,609,628

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Semiannual report | Strategic Income Opportunities Fund	47

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.650% of the next $3,000,000,000 and (c) 0.600% of the Fund’s aggregate daily net assets in excess of $3,500,000,000. Prior to October 1, 2012, the Fund paid a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the Fund’s aggregate daily net assets; and (b) 0.650% of the Fund’s aggregate daily net assets in excess of $500,000,000. Aggregate daily net assets include the net assets of the Fund and Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and JHVIT. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the Fund if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the Fund.

The Advisor has contractually agreed to limit the Fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and short dividend expense, to 1.17%, 1.87%, 1.22% and 0.83% for Class A, Class C, Class R2 and Class R6 shares, respectively, of the Fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

48	Strategic Income Opportunities Fund | Semiannual report

Accordingly, these expense reductions amounted to $267,646, $94,007, $13,761, $10,128, $7,792 and $22,435 for Class A, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the six months ended February 28, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 28, 2013 were equivalent to the net annualized effective rate of 0.63% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amount of waived or reimbursed expenses subject to potential recovery and the amounts recovered during the six months ended February 28, 2013. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE
THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	FEBRUARY 1, 2016	FEBRUARY 28, 2013

$32,298	$268,979	$874,706	$357,196	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares:

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,529,615 for the six months ended February 28, 2013. Of this amount, $187,697 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,328,020 was paid as sales commissions to broker-dealers and $13,898 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the

Semiannual report | Strategic Income Opportunities Fund	49

Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor amounted to $1,007 and $25,260 for Class A and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,477,118	$966,301	$29,320	$22,475
Class C	1,652,394	324,721	15,672	6,881
Class I	—	412,286	22,400	15,451
Class R2	269	30	10,237	131
Class R6	—	24	7,260	604

Total	$3,129,781	$1,703,362	$84,889	$45,542

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2013 and the year ended August 31, 2012 were as follows:

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	27,599,088	$307,249,290	44,923,133	$480,923,108
Distributions reinvested	2,275,030	25,337,655	3,623,900	38,658,078
Repurchased	(13,900,098)	(154,945,352)	(26,358,228)	(280,777,261)

Net increase	15,974,020	$177,641,593	22,188,805	$238,803,925

Class C shares

Sold	9,146,095	$101,876,448	13,544,211	$145,086,740
Distributions reinvested	620,294	6,909,284	888,869	9,485,466
Repurchased	(2,204,109)	(24,542,753)	(3,488,505)	(37,248,165)

Net increase	7,562,280	$84,242,979	10,944,575	$117,324,041

50	Strategic Income Opportunities Fund | Semiannual report

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	24,269,342	$270,599,099	39,399,279	$422,120,996
Distributions reinvested	1,885,273	21,002,721	2,741,590	29,289,671
Repurchased	(8,846,264)	(98,541,895)	(17,182,530)	(182,436,465)

Net increase	17,308,351	$193,059,925	24,958,339	$268,974,202

Class R2 shares[1]

Sold	28,774	$320,054	9,191	$100,000
Distributions reinvested	28	315	—	—

Net increase	28,802	$320,369	9,191	$100,000

Class R6 shares[2]

Sold	18,450	$206,124	12,457	$133,708
Distributions reinvested	187	2,088	39	419
Repurchased	(8,111)	(90,421)	(52)	(559)

Net increase	10,526	$117,791	12,444	$133,568

Class NAV shares

Sold	4,787,763	$53,127,812	9,956,137	$107,104,069
Distributions reinvested	3,399,271	37,828,611	6,966,548	74,227,831
Repurchased	(10,300,152)	(115,891,599)	(7,643,468)	(81,752,835)

Net increase (decrease)	(2,113,118)	($24,935,176)	9,279,217	$99,579,065

Net increase	38,770,861	$430,447,481	67,392,571	$724,914,801

1 The inception date for Class R2 shares is 3-1-12.

2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 24%, 41% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV on February 28, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,159,770,748 and $586,352,992, respectively, for the six months ended February 28, 2013. Sales of U.S. Treasury obligations aggregated $47,180,530 for the six months ended February 28, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2013, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Conservative Portfolio	5.60%
Lifestyle Moderate Portfolio	5.38%
Lifestyle Growth Portfolio	5.95%
Lifestyle Balanced Portfolio	13.20%

Semiannual report | Strategic Income Opportunities Fund	51

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Strategic Income Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

52	Strategic Income Opportunities Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Strategic Income Opportunities Fund	53

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	356SA 2/13
MF135732	4/13

John Hancock

MUTUAL FUNDS

John Hancock

Alternative Asset Allocation Fund

Semiannual Report

2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	6-months	5-year	10-year	inception[1]

Class A2	–0.75	—	—	12.13	–1.44	—	—	61.06

Class C2,3	2.67	—	—	12.60	2.38	—	—	63.86

Class I2,3,4	4.85	—	—	13.51	3.90	—	—	69.43

Class R2[2,3,4]	4.31	—	—	11.39	3.66	—	—	56.68

Class R6[2,3,4]	4.72	—	—	10.17	3.84	—	—	49.64

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class C, Class I, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the Fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R6
Net (%)	1.78	2.47	1.38	1.86	1.39
Gross (%)	2.02	2.71	1.62	3.08	19.26

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Alternative Asset Allocation Fund | Semiannual report

			With
		Without	maximum
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class C2,3,5	1-2-09	$16,386	$16,386	$17,134	$12,658	$15,223

Class I2,3,4	1-2-09	16,943	16,943	17,134	12,658	15,223

Class R2[2,3,4]	1-2-09	15,668	15,668	17,134	12,658	15,223

Class R6[2,3,4]	1-2-09	14,964	14,964	17,134	12,658	15,223

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

55% MSCI World/45% Barclays U.S. Aggregate Bond Index — Index 3 — is comprised of 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index.

The Fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to performance pages

1 From 1-2-09.

2 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the Fund’s investments had been allocated to its current mix of underlying funds.

3 Class I shares were first offered on 12-31-10, Class C shares were first offered on 6-14-11, Class R6 shares were first offered on 9-1-11 and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class C, Class R6 and Class R2 shares, as applicable.

4 For certain types of investors, as described in the Fund’s prospectuses.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Alternative Asset Allocation Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1,2]

Class A	$1,000.00	$1,037.40	$3.38

Class C	1,000.00	1,033.80	7.01

Class I	1,000.00	1,039.00	1.37

Class R2	1,000.00	1,036.60	4.09

Class R6	1,000.00	1,038.40	1.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Alternative Asset Allocation Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1,2]

Class A	$1,000.00	$1,021.50	$3.36

Class C	1,000.00	1,017.90	6.95

Class I	1,000.00	1,023.50	1.35

Class R2	1,000.00	1,020.80	4.06

Class R6	1,000.00	1,023.10	1.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.67%, 1.39% 0.27%, 0.81% and 0.34% for Class A, Class C, Class I, Class R2 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 The Fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held by the Fund was 0.52% to 1.95%.

Semiannual report | Alternative Asset Allocation Fund	9

Portfolio summary

Asset Allocation[1]

Affiliated Underlying Funds	86.2%	Unaffiliated Investment Companies	12.8%

Fixed Income	34.5%	Equity	8.3%

Alternative	30.4%	Commodities ETF	3.1%

Equity	21.3%	Gold ETF	1.2%

		Silver ETF	0.2%

		Other Assets & Liabilities	1.0%

1 As a percentage of net assets on 2-28-13.

10	Alternative Asset Allocation Fund | Semiannual report

Fund’s investments

Investment companies

Underlying Funds’ Subadvisors

Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RCM Capital Management LLC	(RCM)
RS Investment Management Company LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

As of 2-28-13 (unaudited)

	Shares	Value
Affiliated Investment Companies 86.2%		$393,680,397

(Cost $384,513,790)

EQUITY 21.3%

John Hancock Funds II (G)		97,110,984

Emerging Markets, Class NAV (DFA)	761,405	8,200,337

Global Real Estate, Class NAV (Deutsche)	964,081	8,233,255

Natural Resources, Class NAV (RS Investments/Wellington)	404,481	6,807,415

Redwood, Class NAV (RCM)	4,729,222	51,690,397

Technical Opportunities, Class NAV (Wellington) (I)	1,955,871	22,179,580

FIXED INCOME 34.5%

John Hancock Funds II (G)		157,785,786

Global High Yield, Class NAV (Stone Harbor)	4,142,664	43,829,385

Multi-Sector Bond, Class NAV (Stone Harbor)	4,893,436	51,283,208

Real Return Bond, Class NAV (PIMCO)	1,467,348	18,459,240

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	3,923,155	44,213,953

ALTERNATIVE 30.4%

John Hancock Funds II (G)		138,783,627

Currency Strategies, Class NAV (First Quadrant)	7,112,983	68,995,935

Global Absolute Return Strategies, Class NAV (Standard Life)	6,426,123	69,787,692

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	11

	Shares	Value
Unaffiliated Investment Companies 12.8%		$58,634,307

(Cost $59,649,059)

Market Vectors Gold Miners ETF	29,364	1,098,214

PowerShares DB Commodity Index Tracking Fund (I)	515,330	13,980,903

PowerShares DB Gold Fund (I)	82,425	4,446,005

Powershares DB Silver Fund (I)	22,650	1,104,867

The Arbitrage Fund	442,866	5,655,405

Turner Spectrum Fund, Institutional Class I (I)	2,916,944	32,348,913

Total investments (Cost $444,162,849)† 99.0%		$452,314,704

Other assets and liabilities, net 1.0%		$4,397,506

Total net assets 100.0%		$456,712,210

Percentages are based upon net assets

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(A) The subadvisor is an affiliate of the advisor.

(I) Non-income producing.

(G) The Portfolio’s subadvisor is shown parenthetically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $446,380,035. Net unrealized appreciation aggregated $5,934,669, of which $7,572,986 related to appreciated investment securities and $1,638,317 related to depreciated investment securities.

12	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $59,649,059)	$58,634,307
Investments in affiliated funds, at value (Cost $384,513,790)	393,680,397

Total investments, at value (Cost $444,162,849)	452,314,704
Cash	334,813
Receivable for fund shares sold	6,850,248
Dividends receivable	493,086
Receivable due from advisor	4,587
Other receivables and prepaid expenses	87,190

Total assets	460,084,628

Liabilities

Payable for investments purchased	3,001,375
Payable for fund shares repurchased	217,214
Payable to affiliates
Accounting and legal services fees	8,810
Transfer agent fees	113,384
Trustees’ fees	163
Other liabilities and accrued expenses	31,472

Total liabilities	3,372,418

Net assets	456,712,210

Net assets consist of

Paid-in capital	$448,644,729
Undistributed net investment income	308,768
Accumulated net realized gain (loss) on investments	(393,142)
Net unrealized appreciation (depreciation) on investments	8,151,855

Net assets	$456,712,210

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($210,856,808 ÷ 14,414,572 shares)[1]	$14.63
Class C ($75,740,185 ÷ 5,158,980 shares)[1]	$14.68
Class I ($168,161,084 ÷ 11,501,150 shares)	$14.62
Class R2 ($162,415 ÷ 11,109 shares)	$14.62
Class R6 ($1,791,718 ÷ 122,522 shares)	$14.62

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.40

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$4,144,245
Dividends	19,594

Total investment income	4,163,839

Expenses

Investment management fees	339,160
Distribution and service fees	496,972
Accounting and legal services fees	23,094
Transfer agent fees	269,970
Trustees’ fees	1,940
State registration fees	58,680
Printing and postage	9,786
Professional fees	36,895
Custodian fees	5,973
Registration and filing fees	39,338
Other	2,855

Total expenses	1,284,663
Less expense reductions	(226,788)

Net expenses	1,057,875

Net investment income	3,105,964

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(524,773)
Investments in affiliated issuers	1,696,653
Capital gain distributions received from affiliated underlying funds	2,333,718

3,505,598
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,078,760)
Investments in affiliated issuers	6,246,850

5,168,090

Net realized and unrealized gain	8,673,688

Increase in net assets from operations	$11,779,652

14	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-13	ended
	(Unaudited)	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$3,105,964	$1,422,281
Net realized gain (loss)	3,505,598	(1,038,931)
Change in net unrealized appreciation (depreciation)	5,168,090	4,266,591

Increase in net assets resulting from operations	11,779,652	4,649,941

Distributions to shareholders
From net investment income
Class A	(1,707,753)	(400,466)
Class C	(184,747)	(17,160)
Class I	(1,899,683)	(128,784)
Class R2	(953)	—
Class R6	(22,960)	(1,557)
From net realized gain
Class A	(899,654)	(645,737)
Class C	(310,194)	(74,440)
Class I	(734,534)	(143,195)
Class R2	(595)	—
Class R6	(9,278)	(1,732)

Total distributions	(5,770,351)	(1,413,071)

From Fund share transactions	222,962,153	187,946,239

Total increase	228,971,454	191,183,109

Net assets

Beginning of period	227,740,756	36,557,647

End of period	$456,712,210	$227,740,756

Undistributed net investment income	$308,768	$1,018,900

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	15

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09[2]

Per share operating performance

Net asset value, beginning of period	$14.32	$14.02	$13.72	$12.82	$10.00
Net investment income[3,4]	0.13	0.22	0.21	0.44	0.10
Net realized and unrealized gain on investments	0.40	0.47	0.92	1.10	2.72
Total from investment operations	0.53	0.69	1.13	1.54	2.82
Less distributions
From net investment income	(0.14)	(0.15)	(0.20)	(0.47)	—
From net realized gain	(0.08)	(0.24)	(0.63)	(0.17)	—
Total distributions	(0.22)	(0.39)	(0.83)	(0.64)	—
Net asset value, end of period	$14.63	$14.32	$14.02	$13.72	$12.82
Total return (%)[5,6]	3.74[7]	5.12	8.16	12.12	28.20[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$211	$111	$31	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[8]	0.80[9]	0.97	1.68	5.03	6.78[9]
Expenses including reductions and
amounts recaptured[8]	0.67[9]	0.73	0.63	0.71	0.55[9]
Net investment income[4]	1.82[9]	1.62	1.44	3.25	1.33[9]
Portfolio turnover (%)	14	34	90	9	1

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class A shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.52% to 1.95% for 2-28-13, 0.73% to 1.43% for 8-31-12, 0.74% to 1.37% for 8-31-11, 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09.
9 Annualized.

16	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	2-28-13[1]	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.32	$14.03	$14.50
Net investment income[3,4]	0.08	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.40	0.48	(0.49)
Total from investment operations	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.04)	(0.06)	—
From net realized gain	(0.08)	(0.24)	—
Total distributions	(0.12)	(0.30)	—
Net asset value, end of period	$14.68	$14.32	$14.03
Total return (%)[5,6]	3.38[7]	4.32	(3.24)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$76	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[8]	1.52[9]	1.66	3.03[9]
Expenses including reductions and amounts recaptured[8]	1.39[9]	1.42	1.27[9]
Net investment income[4]	1.11[9]	0.83	0.58[9]
Portfolio turnover (%)	14	34	90[10]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class C shares is 6-14-11.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.52% to 1.95% for 2-28-13, 0.73% to 1.43% for 8-31-12 and 0.74% to 1.37% for 8-31-11.
9 Annualized.
10 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS I SHARES Period ended	2-28-13[1]	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.34	$14.06	$14.21
Net investment income[3,4]	0.16	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.40	0.48	(0.31)
Total from investment operations	0.56	0.74	(0.15)
Less distributions
From net investment income	(0.20)	(0.22)	—
From net realized gain	(0.08)	(0.24)	—
Total distributions	(0.28)	(0.46)	—
Net asset value, end of period	$14.62	$14.34	$14.06
Total return (%)[5]	3.90[6]	5.48	(1.06)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$168	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[7]	0.40[8]	0.57	1.42[8]
Expenses including reductions and amounts recaptured[7]	0.27[8]	0.33	0.30[8]
Net investment income[4]	2.26[8]	1.90	1.74[8]
Portfolio turnover (%)	14	34	90[9]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class I shares is 12-31-10.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.52% to 1.95% for 2-28-13, 0.73% to 1.43% for 8-31-12 and 0.74% to 1.37% for 8-31-11.
8 Annualized.
9 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	17

CLASS R2 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.30	$14.21
Net investment income[3,4]	0.12	0.09
Net realized and unrealized gain on investments	0.40	—[5]
Total from investment operations	0.52	0.09
Less distributions
From net investment income	(0.12)	—
From net realized gain	(0.08)	—
Total distributions	(0.20)	—
Net asset value, end of period	$14.62	$14.30
Total return (%)[6]	3.66[7]	0.63[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[9]	19.05[10]	16.91[10]
Expenses including reductions and amounts recaptured[9]	0.81[10]	0.81[10]
Net investment income[4]	1.63[10]	1.29[10]
Portfolio turnover (%)	14	34[11]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Less than $0.005 per share.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.52% to 1.95% for 2-28-13 and 0.73% to 1.43% for 8-31-12.
10 Annualized.
11 Portfolio turnover is shown for period from 9-1-11 to 8-31-12.

18	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.34	$14.06
Net investment income[3,4]	0.22	0.30
Net realized and unrealized gain on investments	0.33	0.44
Total from investment operations	0.55	0.74
Less distributions
From net investment income	(0.19)	(0.22)
From net realized gain	(0.08)	(0.24)
Total distributions	(0.27)	(0.46)
Net asset value, end of period	$14.62	$14.34
Total return (%)[5]	3.84[6]	5.48

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[8]	2.26[9]	18.25
Expenses including reductions and amounts recaptured[8]	0.34[9]	0.34
Net investment income[4]	2.98[9]	2.12
Portfolio turnover (%)	14	34

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.52% to 1.95% for 2-28-13 and 0.73% to 1.43% for 8-31-12.
9 Annualized.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued

20	Alternative Asset Allocation Fund | Semiannual report

using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of February 28, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2013 were $158. For the six months ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured committed line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Alternative Asset Allocation Fund	21

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays the Advisor a daily management fee for its services to the Fund. The management fee has two components: (a) a 0.15% fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a 0.60% fee on assets not invested in affiliated funds (Other Assets). Affiliated Fund Assets are funds of the Trust, John Hancock Variable Insurance Trust and John Hancock Funds III excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reimburse the Fund for certain Fund expenses that exceed 0.04% of the Fund’s average net assets. Expenses excluded from this waiver include taxes, advisory fees, transfer agent and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, state registration fees, printing and postage, acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Advisor has contractually agreed to

22	Alternative Asset Allocation Fund | Semiannual report

waive the Fund’s management fees by 0.10% of the Fund’s average daily net assets. Both current expense limitation agreements expire on December 31, 2013 unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the Fund so that the aggregate advisory fee retained by the Advisor with respect to the Fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the Fund’s average net assets. This voluntary waiver may terminate at any time upon notice to the Fund.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, acquired fund fees and expenses, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business for Class A, Class C, Class I, Class R2 and Class R6 shares, to the extent that the above expenses for each class exceed 0.66%, 1.36%, 0.30%, 0.67% and 0.20%, respectively, of the average net assets attributable to each respective class. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, the expense reductions amounted to $98,680, $33,121, $77,225, $10,419 and $7,343 for Class A, Class C, Class I, Class R2 and Class R6 shares, respectively, for the six months ended February 28, 2013.

The investment management fees, including the impact of the waiver, reimbursements and the amounts recaptured, incurred for the six months ended February 28, 2013 were equivalent to a net effective rate of 0.07% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts of waived or reimbursed expenses subject to potential recovery and the amounts recovered during the six months ended February 28, 2013. Certain reimbursements or waivers are not subject to recapture.

AMOUNT
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	RECOVERED DURING
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	THE PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	FEBRUARY 1, 2016	FEBRUARY 28, 2013

$33,293	$113,273	$150,835	$60,646	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution and

Semiannual report | Alternative Asset Allocation Fund	23

service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,354,304 for the six months ended February 28, 2013. Of this amount, $220,987 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,122,446 was paid as sales commissions to broker-dealers and $10,871 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor amounted to $0 and $6,702 for Class A and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$234,782	$154,974	$19,565	$3,861
Class C	262,044	52,107	10,176	1,859
Class I	—	62,765	11,752	3,173
Class R2	146	15	10,270	299
Class R6	—	109	6,917	594
Total	$496,972	$269,970	$58,680	$9,786

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

24	Alternative Asset Allocation Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2013 and for the year ended August 31, 2012 were as follows:

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,973,937	$116,028,395	7,744,763	$109,069,284
Distributions reinvested	174,009	2,516,175	76,577	1,034,551
Repurchased	(1,467,452)	(21,368,985)	(2,309,963)	(32,100,813)

Net increase	6,680,494	$97,175,585	5,511,377	$78,003,022

Class C shares

Sold	2,910,131	$42,419,614	2,318,944	$32,772,590
Distributions reinvested	29,667	431,058	6,262	85,043
Repurchased	(122,360)	(1,783,999)	(118,434)	(1,662,705)

Net increase	2,817,438	$41,066,673	2,206,772	$31,194,928

Class I shares

Sold	6,724,869	$97,984,686	5,888,274	$83,227,360
Distributions reinvested	145,878	2,106,473	19,206	259,284
Repurchased	(1,175,226)	(17,120,932)	(350,464)	(4,938,590)

Net increase	5,695,521	$82,970,227	5,557,016	$78,548,054

Class R2 shares

Sold	4,072	$59,575	7,037	$100,000

Net increase	4,072	$59,575	7,037	$100,000

Class R6 shares

Sold	113,293	$1,659,768	7,129	$100,235
Distributions reinvested	2,100	30,325	—	—

Net increase	115,393	$1,690,093	7,129	$100,235

Net increase	15,312,918	$222,962,153	13,289,331	$187,946,239

Affiliates of the Fund owned 63% and 6% of shares of beneficial interest of Class R2 and Class R6, respectively, on February 28, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $268,202,615 and $45,588,438, respectively, for the six months ended February 28, 2013.

Note 7 — Investment in affiliated underlying funds

The Fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2013, the following funds held 5% or more of an underlying fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Redwood Fund	10.6%
John Hancock Global High Yield Fund	8.4%
John Hancock Currency Strategies Fund	6.2%

Semiannual report | Alternative Asset Allocation Fund	25

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Alternative Asset Allocation Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

26	Alternative Asset Allocation Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North
Deborah C. Jackson	America) Limited
Hassell H. McClellan
Gregory A. Russo	Principal distributor
Warren A. Thomson†	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Executive Vice President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Alternative Asset Allocation Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	345SA 2/13
MF135735	4/13

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Equity Fund

Semiannual Report
2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	6-months	5-year	10-year	inception[1]

Class A2	7.51	4.58	—	3.35	1.33	25.07	—	27.41

Class I2,3	13.66	6.13	—	4.55	6.98	34.65	—	38.64

Class 1[2,3]	13.72	6.20	—	4.62	6.94	35.10	—	39.37

Class NAV[3]	13.78	6.26	—	4.67	6.99	35.44	—	39.85

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A shares and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 and Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class 1	Class NAV
Net (%)	1.35	0.89	0.84	0.79
Gross (%)	1.39	0.96	0.86	0.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	U.S. Equity Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2,3	10-29-05	$13,864	$13,864	$15,047

Class 1[2,3]	10-29-05	13,937	13,937	15,047

Class NAV[3]	10-29-05	13,985	13,985	15,047

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 10-29-05.

2 Class A and Class I shares were first offered on 10-31-11; Class 1 shares were first offered on 5-7-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I and Class 1 shares, as applicable.

3 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | U.S. Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,066.70	$6.92

Class I	1,000.00	1,069.80	4.57

Class 1	1,000.00	1,069.40	4.26

Class NAV	1,000.00	1,069.90	4.00

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,018.10	$6.76

Class I	1,000.00	1,020.40	4.46

Class 1	1,000.00	1,020.70	4.16

Class NAV	1,000.00	1,020.90	3.91

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 0.89%, 0.83% and 0.78% for Class A, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Equity Fund	9

Portfolio summary

Top 10 Holdings (40.3% of Total Net Assets on 2-28-13)[1,2]

Johnson & Johnson	4.8%	Google, Inc., Class A	4.3%

Microsoft Corp.	4.7%	Merck & Company, Inc.	3.5%

Pfizer, Inc.	4.6%	Philip Morris International, Inc.	3.5%

IBM Corp.	4.4%	The Coca-Cola Company	3.2%

The Procter & Gamble Company	4.3%	Wal-Mart Stores, Inc.	3.0%

Sector Composition[1,3]

Health Care	28.1%	Energy	3.6%

Information Technology	25.1%	Telecommunication Services	1.8%

Consumer Staples	22.6%	Utilities	0.3%

Consumer Discretionary	7.8%	Materials	0.3%

Financials	5.5%	Short-Term Investments & Other	0.9%

Industrials	4.0%

1 As a percentage of net assets on 2-28-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the fund to underperform. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. The Fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. For additional information on these and other risk considerations, please see the Fund’s prospectus.

10	U.S. Equity Fund | Semiannual report

Fund’s investments

As of 2-28-13 (unaudited)

	Shares	Value
Common Stocks 99.1%	$1,689,545,422

(Cost $1,268,862,491)

Consumer Discretionary 7.8%		132,330,762

Auto Components 0.1%

Delphi Automotive PLC	18,700	782,590

TRW Automotive Holdings Corp. (I)	9,500	557,555

Automobiles 0.4%

General Motors Company (I)	217,701	5,910,582

Distributors 0.2%

Genuine Parts Company	47,100	3,345,513

Diversified Consumer Services 0.0%

Apollo Group, Inc., Class A (I)	17,600	296,912

Hotels, Restaurants & Leisure 2.6%

Burger King Worldwide, Inc.	16,900	308,425

Einstein Noah Restaurant Group, Inc.	1,100	14,784

Marriott Vacations Worldwide Corp. (I)	2,100	86,646

McDonald’s Corp.	350,930	33,654,187

Panera Bread Company, Class A (I)	10,010	1,611,110

Ruth’s Hospitality Group, Inc. (I)	2,000	18,120

Starbucks Corp.	138,400	7,587,088

Yum! Brands, Inc.	27,000	1,767,960

Household Durables 0.1%

Whirlpool Corp.	8,700	982,665

Internet & Catalog Retail 0.0%

Liberty Interactive Corp., Series A (I)	29,500	615,960

Media 0.4%

Arbitron, Inc.	8,300	388,772

Clear Channel Outdoor Holdings, Inc., Class A	2,700	20,520

DIRECTV (I)	17,600	847,792

Discovery Communications, Inc., Series C (I)	7,000	451,500

Gannett Company, Inc.	47,500	953,325

Lamar Advertising Company, Class A (I)	30,600	1,414,944

Meredith Corp.	6,400	268,928

Morningstar, Inc.	3,000	205,740

News Corp., Class A	31,200	898,560

Omnicom Group, Inc.	15,000	862,950

Valassis Communications, Inc.	8,600	236,414

See notes to financial statements	Semiannual report | U.S. Equity Fund	11

	Shares	Value
Multiline Retail 0.8%

Dollar Tree, Inc. (I)	80,200	$3,623,837

Family Dollar Stores, Inc.	17,300	995,615

J.C. Penney Company, Inc. (I)	28,000	491,960

Kohl’s Corp.	17,800	820,580

Sears Canada, Inc.	1	9

Sears Holdings Corp. (I)	42,600	1,917,000

Target Corp.	93,700	5,899,352

Specialty Retail 1.8%

Advance Auto Parts, Inc.	7,100	542,014

AutoNation, Inc. (I)	32,200	1,409,394

AutoZone, Inc. (I)	4,000	1,520,600

Barnes & Noble, Inc. (I)	15,900	250,266

Bed Bath & Beyond, Inc. (I)	35,000	1,986,250

Best Buy Company, Inc.	40,500	664,605

Body Central Corp. (I)	1,900	14,649

Christopher & Banks Corp. (I)	2,900	17,545

GameStop Corp., Class A	21,397	536,209

Ross Stores, Inc.	79,200	4,590,432

Staples, Inc.	78,200	1,030,676

The Gap, Inc.	47,300	1,557,116

The Home Depot, Inc.	89,800	6,151,300

TJX Companies, Inc.	249,200	11,206,524

Textiles, Apparel & Luxury Goods 1.4%

Coach, Inc.	86,200	4,166,046

NIKE, Inc., Class B	253,760	13,819,770

Ralph Lauren Corp.	5,000	867,350

VF Corp.	25,810	4,162,121

Consumer Staples 22.6%		385,193,462

Beverages 6.0%

Beam, Inc.	10,000	610,300

Brown-Forman Corp., Class B	45,100	2,959,462

Monster Beverage Corp. (I)	54,020	2,724,229

PepsiCo, Inc.	540,370	40,943,835

The Coca-Cola Company	1,408,700	54,544,864

Food & Staples Retailing 3.8%

Costco Wholesale Corp.	29,400	2,977,926

CVS Caremark Corp.	48,100	2,458,872

Safeway, Inc.	20,300	484,358

Sysco Corp.	236,600	7,609,056

Wal-Mart Stores, Inc.	711,433	50,355,228

Walgreen Company	37,100	1,518,874

Food Products 1.8%

Campbell Soup Company	47,600	1,959,216

Dean Foods Company (I)	26,100	433,260

Flowers Foods, Inc.	27,900	786,222

General Mills, Inc.	228,600	10,572,750

H.J. Heinz Company	52,100	3,773,603

12	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Food Products (continued)

Hormel Foods Corp.	55,000	$2,057,550

Kellogg Company	69,900	4,228,950

McCormick & Company, Inc.	44,100	2,966,607

Smithfield Foods, Inc. (I)	1	22

The Hershey Company	55,700	4,642,038

Household Products 6.5%

Church & Dwight Company, Inc.	51,100	3,166,156

Colgate-Palmolive Company	165,850	18,978,216

Harbinger Group, Inc. (I)	4,800	41,136

Kimberly-Clark Corp.	121,200	11,426,736

The Clorox Company	45,000	3,780,450

The Procter & Gamble Company	952,500	72,561,450

Personal Products 0.4%

Herbalife, Ltd.	39,800	1,603,542

Nu Skin Enterprises, Inc., Class A	16,200	667,440

The Estee Lauder Companies, Inc., Class A	81,360	5,215,176

Tobacco 4.1%

Lorillard, Inc.	138,870	5,352,050

Philip Morris International, Inc.	641,457	58,853,680

Reynolds American, Inc.	113,100	4,940,208

Energy 3.6%		61,500,033

Energy Equipment & Services 0.0%

Cal Dive International, Inc. (I)	18,100	32,761

Gulfmark Offshore, Inc., Class A	6,300	225,036

Oil, Gas & Consumable Fuels 3.6%

Apache Corp.	45,318	3,365,768

Chevron Corp.	228,714	26,793,845

ConocoPhillips	34,100	1,976,095

Exxon Mobil Corp.	155,000	13,880,250

HollyFrontier Corp.	14,200	798,040

James River Coal Company (I)	21,500	56,975

Marathon Oil Corp.	59,500	1,993,250

Marathon Petroleum Corp.	34,800	2,884,224

Occidental Petroleum Corp.	21,100	1,737,163

Overseas Shipholding Group, Inc. (I)	27,600	32,016

Phillips 66	58,300	3,670,568

Tesoro Corp.	14,600	821,104

USEC, Inc. (I)	14,400	6,912

Valero Energy Corp.	64,700	2,949,673

Western Refining, Inc.	7,700	276,353

Financials 5.5%		93,696,599

Capital Markets 0.3%

American Capital, Ltd. (I)	22,700	317,346

Apollo Investment Corp.	17,900	155,551

BlackRock Kelso Capital Corp.	20,500	214,020

Federated Investors, Inc., Class B	22,200	515,484

See notes to financial statements	Semiannual report | U.S. Equity Fund	13

	Shares	Value
Capital Markets (continued)

Fifth Street Finance Corp.	28,725	$307,358

Legg Mason, Inc.	36,900	1,051,650

Morgan Stanley	77,800	1,754,390

PennantPark Investment Corp.	5,300	61,480

Solar Capital, Ltd.	5,800	142,100

Commercial Banks 0.6%

Fifth Third Bancorp	32,800	519,552

M&T Bank Corp.	4,400	449,196

Popular, Inc. (I)	8,600	240,112

Regions Financial Corp.	91,100	696,915

SunTrust Banks, Inc.	39,100	1,078,769

Wells Fargo & Company	230,700	8,092,956

West Coast Bancorp	1,100	25,850

Consumer Finance 0.3%

Capital One Financial Corp.	45,400	2,316,762

Discover Financial Services	37,300	1,437,169

Portfolio Recovery Associates, Inc. (I)	1,100	128,618

SLM Corp.	80,400	1,525,188

World Acceptance Corp. (I)	3,600	283,320

Diversified Financial Services 1.9%

Bank of America Corp.	1,282,836	14,406,248

Citigroup, Inc.	198,400	8,326,848

JPMorgan Chase & Company	190,874	9,337,556

Insurance 1.9%

Aflac, Inc.	64,700	3,231,765

American Financial Group, Inc.	10,800	474,768

American International Group, Inc. (I)	169,900	6,457,899

Aon PLC	12,900	788,061

Assurant, Inc.	42,900	1,801,371

Cincinnati Financial Corp.	10,100	454,601

CNO Financial Group, Inc.	41,000	448,540

Fidelity National Financial, Inc., Class A	29,300	730,742

Genworth Financial, Inc., Class A (I)	95,100	812,154

Hartford Financial Services Group, Inc.	50,900	1,201,749

HCC Insurance Holdings, Inc.	8,200	328,000

Horace Mann Educators Corp.	1,600	32,736

Lincoln National Corp.	37,500	1,107,750

MBIA, Inc. (I)	26,200	253,354

MetLife, Inc.	84,900	3,008,856

PartnerRe, Ltd.	3,000	267,720

Principal Financial Group, Inc.	23,400	739,674

Protective Life Corp.	16,600	529,872

Prudential Financial, Inc.	46,600	2,589,562

StanCorp Financial Group, Inc.	8,900	354,309

Symetra Financial Corp.	32,300	425,391

The Allstate Corp.	36,700	1,688,934

The Chubb Corp.	7,700	647,031

14	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Insurance (continued)

The Travelers Companies, Inc.	15,200	$1,222,384

Torchmark Corp.	17,900	1,005,801

Unum Group	34,800	851,556

Validus Holdings, Ltd.	9,900	352,737

Real Estate Investment Trusts 0.5%

AG Mortgage Investment Trust, Inc.	3,100	81,313

American Capital Agency Corp.	60,100	1,906,372

ARMOUR Residential REIT, Inc.	72,200	483,018

Chimera Investment Corp.	154,400	460,112

Colony Financial, Inc.	15,500	343,325

CYS Investments, Inc.	39,300	466,098

General Growth Properties, Inc.	37,700	721,578

Hatteras Financial Corp.	17,900	477,751

Invesco Mortgage Capital, Inc.	29,200	613,784

Newcastle Investment Corp.	27,800	310,248

NorthStar Realty Finance Corp.	42,900	383,955

PennyMac Mortgage Investment Trust	16,100	409,262

Starwood Property Trust, Inc.	24,400	681,980

Two Harbors Investment Corp.	57,800	743,308

Real Estate Management & Development 0.0%

Tejon Ranch Company (I)	500	14,650

The St. Joe Company (I)	18,300	408,090

Health Care 28.1%		478,788,076

Biotechnology 1.3%

Amgen, Inc.	111,900	10,228,779

Biogen Idec, Inc. (I)	51,190	8,514,945

Enzon Pharmaceuticals, Inc.	2,500	10,575

Gilead Sciences, Inc. (I)	77,700	3,318,567

PDL BioPharma, Inc.	38,200	272,748

Theravance, Inc. (I)	20,400	413,916

Health Care Equipment & Supplies 6.4%

Abbott Laboratories	657,000	22,200,030

Baxter International, Inc.	193,400	13,073,840

Becton, Dickinson and Company	70,400	6,199,424

C.R. Bard, Inc.	28,680	2,835,018

Covidien PLC	175,400	11,150,178

Edwards Lifesciences Corp. (I)	40,620	3,490,477

IDEXX Laboratories, Inc. (I)	20,500	1,888,460

Intuitive Surgical, Inc. (I)	14,070	7,174,152

Medtronic, Inc.	429,734	19,320,841

ResMed, Inc.	40,200	1,788,498

St. Jude Medical, Inc.	110,900	4,546,900

Stryker Corp.	108,200	6,911,816

Varian Medical Systems, Inc. (I)	40,000	2,825,200

Zimmer Holdings, Inc.	84,000	6,296,640

See notes to financial statements	Semiannual report | U.S. Equity Fund	15

	Shares	Value
Health Care Providers & Services 3.3%

Aetna, Inc.	43,300	$2,043,327

Amsurg Corp. (I)	6,700	202,340

Cardinal Health, Inc.	17,400	804,054

Cigna Corp.	21,300	1,245,198

Community Health Systems, Inc.	19,800	836,748

Coventry Health Care, Inc.	15,200	689,472

Express Scripts Holding Company (I)	145,910	8,303,738

HCA Holdings, Inc.	36,300	1,346,367

Health Management Associates, Inc., Class A (I)	47,200	518,728

Henry Schein, Inc. (I)	32,300	2,881,806

Humana, Inc.	14,600	996,596

Laboratory Corp. of America Holdings (I)	74,800	6,627,280

LHC Group, Inc. (I)	600	12,192

LifePoint Hospitals, Inc. (I)	9,200	405,628

MEDNAX, Inc. (I)	23,000	1,969,260

Patterson Companies, Inc.	13,000	472,420

Quest Diagnostics, Inc.	52,400	2,943,308

Tenet Healthcare Corp. (I)	11,800	463,858

UnitedHealth Group, Inc.	396,946	21,216,764

WellPoint, Inc.	35,700	2,219,826

Health Care Technology 0.3%

Cerner Corp. (I)	46,120	4,033,655

Life Sciences Tools & Services 0.3%

Mettler-Toledo International, Inc. (I)	2,400	510,720

Techne Corp.	13,500	917,865

Waters Corp. (I)	31,300	2,902,136

Pharmaceuticals 16.5%

Allergan, Inc.	108,426	11,755,547

Bristol-Myers Squibb Company	536,900	19,849,193

Eli Lilly & Company	490,600	26,816,196

Endo Health Solutions, Inc. (I)	27,600	855,600

Forest Laboratories, Inc. (I)	59,600	2,193,280

Johnson & Johnson	1,065,300	81,079,983

Merck & Company, Inc.	1,405,625	60,062,356

Pfizer, Inc.	2,891,912	79,151,631

Industrials 4.0%		68,446,751

Aerospace & Defense 0.6%

Alliant Techsystems, Inc.	6,000	394,800

Engility Holdings, Inc. (I)	2,000	37,740

Exelis, Inc.	17,900	184,728

General Dynamics Corp.	35,500	2,412,935

Huntington Ingalls Industries, Inc.	5,900	283,436

L-3 Communications Holdings, Inc.	17,500	1,334,725

Lockheed Martin Corp.	10,000	880,000

Northrop Grumman Corp.	14,600	958,928

Raytheon Company	53,100	2,897,667

16	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Air Freight & Logistics 0.2%

C.H. Robinson Worldwide, Inc.	58,300	$3,324,266

Airlines 0.0%

Delta Air Lines, Inc. (I)	28,700	409,549

United Continental Holdings, Inc. (I)	14,700	392,637

Commercial Services & Supplies 0.3%

Deluxe Corp.	12,100	480,128

Pitney Bowes, Inc.	32,400	424,440

Quad/Graphics, Inc.	1,700	36,975

Rollins, Inc.	29,150	714,467

Stericycle, Inc. (I)	29,600	2,839,232

Construction & Engineering 0.0%

URS Corp.	4,100	173,266

Industrial Conglomerates 2.3%

3M Company	238,100	24,762,400

Danaher Corp.	62,200	3,831,520

General Electric Company	456,300	10,595,286

Machinery 0.2%

Illinois Tool Works, Inc.	20,200	1,242,300

Ingersoll-Rand PLC	18,000	947,700

Oshkosh Corp. (I)	9,200	354,752

Marine 0.0%

Genco Shipping & Trading, Ltd. (I)	14,800	38,036

Professional Services 0.0%

The Dun & Bradstreet Corp.	9,700	781,820

Trading Companies & Distributors 0.4%

Fastenal Company	75,700	3,908,391

Textainer Group Holdings, Ltd.	1,800	72,792

W.W. Grainger, Inc.	15,380	3,482,955

Transportation Infrastructure 0.0%

Wesco Aircraft Holdings, Inc. (I)	18,300	248,880

Information Technology 25.1%		428,964,834

Communications Equipment 2.7%

Cisco Systems, Inc.	434,306	9,055,280

Harris Corp.	18,200	874,874

QUALCOMM, Inc.	528,798	34,705,013

ViaSat, Inc. (I)	13,500	633,960

Computers & Peripherals 2.2%

Apple, Inc.	36,100	15,934,540

Dell, Inc.	197,615	2,756,729

EMC Corp. (I)	254,900	5,865,249

Hewlett-Packard Company	477,034	9,607,465

Lexmark International, Inc., Class A	12,900	284,058

SanDisk Corp. (I)	26,985	1,359,774

Seagate Technology PLC	35,300	1,135,248

Western Digital Corp.	26,200	1,235,592

See notes to financial statements	Semiannual report | U.S. Equity Fund	17

	Shares	Value
Electronic Equipment, Instruments & Components 0.0%

Arrow Electronics, Inc. (I)	12,400	$497,860

Internet Software & Services 4.3%

AOL, Inc. (I)	14,000	516,600

Google, Inc., Class A (I)	90,500	72,508,600

j2 Global, Inc.	3,100	110,608

VistaPrint NV (I)	13,200	462,000

IT Services 7.1%

Accenture PLC, Class A	226,300	16,827,668

Amdocs, Ltd.	60,900	2,221,023

Automatic Data Processing, Inc.	148,200	9,093,552

CACI International, Inc., Class A (I)	2,700	137,025

Cognizant Technology Solutions Corp., Class A (I)	56,700	4,352,859

Computer Sciences Corp.	15,400	739,662

CoreLogic, Inc. (I)	13,900	360,149

FleetCor Technologies, Inc. (I)	4,000	279,240

Global Payments, Inc.	25,900	1,248,639

Higher One Holdings, Inc. (I)	28,500	254,790

IBM Corp.	369,877	74,282,398

Jack Henry & Associates, Inc.	30,800	1,346,576

Mantech International Corp., Class A	3,300	81,873

Mastercard, Inc., Class A	4,000	2,071,280

NeuStar, Inc., Class A (I)	24,600	1,078,710

Paychex, Inc.	118,600	3,925,660

Syntel, Inc. (I)	3,600	216,576

Teradata Corp. (I)	12,700	737,362

Total Systems Services, Inc.	37,400	888,624

Semiconductors & Semiconductor Equipment 0.2%

Intel Corp.	188,300	3,926,055

Software 8.6%

ANSYS, Inc. (I)	27,600	2,092,080

BMC Software, Inc. (I)	54,800	2,195,836

Citrix Systems, Inc. (I)	58,000	4,112,200

FactSet Research Systems, Inc.	16,190	1,575,125

Intuit, Inc.	100,400	6,473,792

MICROS Systems, Inc. (I)	29,300	1,254,040

Microsoft Corp.	2,882,385	80,130,303

Oracle Corp.	1,431,155	49,031,370

Synopsys, Inc. (I)	13,900	486,917

Materials 0.3%		4,458,910

Chemicals 0.2%

LyondellBasell Industries NV, Class A	26,700	1,565,154

PPG Industries, Inc.	5,500	740,630

Sigma-Aldrich Corp.	11,400	878,484

The Sherwin-Williams Company	3,920	633,433

Containers & Packaging 0.0%

Boise, Inc.	25,500	219,045

18	U.S. Equity Fund | Semiannual report	See notes to financial statements

		Shares	Value
Metals & Mining 0.1%

Allied Nevada Gold Corp. (I)		8,600	$157,380

Cliffs Natural Resources, Inc.		10,400	264,784

Telecommunication Services 1.8%			30,515,964

Diversified Telecommunication Services 1.7%

AT&T, Inc.		586,205	21,050,622

Verizon Communications, Inc.		185,400	8,626,662

Wireless Telecommunication Services 0.1%

Sprint Nextel Corp. (I)		144,600	838,680

Utilities 0.3%			5,650,031

Electric Utilities 0.2%

American Electric Power Company, Inc.		21,700	1,015,343

Entergy Corp.		17,660	1,099,512

Exelon Corp.		36,800	1,140,432

Portland General Electric Company		4,000	118,760

Gas Utilities 0.0%

UGI Corp.		7,200	257,904

Multi-Utilities 0.1%

Public Service Enterprise Group, Inc.		35,200	1,147,168

Sempra Energy		11,200	870,912

	Yield (%)	Shares	Value
Short-Term Investments 1.1%			$18,783,906

(Cost $18,783,906)

Money Market Funds 1.1%			18,783,906

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	18,783,906	18,783,906

Total investments (Cost $1,287,646,397)† 100.2%		$1,708,329,328

Other assets and liabilities, net (0.2%)			($2,656,070)

Total net assets 100.0%		$1,705,673,258

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $1,328,912,453. Net unrealized appreciation aggregated $379,416,875, of which $384,672,021 related to appreciated investment securities and $5,255,146 related to depreciated investment securities.

See notes to financial statements	Semiannual report | U.S. Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,287,646,397)	$1,708,329,328

Total investments, at value (Cost $1,287,646,397)	1,708,329,328
Receivable for fund shares sold	45,858
Dividends and interest receivable	4,558,043
Receivable for securities lending income	15,424
Receivable due from advisor	172
Other receivables and prepaid expenses	19,363

Total assets	1,712,968,188

Liabilities

Due to custodian	30,410
Payable for fund shares repurchased	7,094,420
Payable to affiliates
Accounting and legal services fees	40,904
Transfer agent fees	19,912
Trustees’ fees	839
Other liabilities and accrued expenses	108,445

Total liabilities	7,294,930

Net assets	1,705,673,258

Net assets consist of

Paid-in capital	$1,387,664,312
Undistributed net investment income	4,603,717
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(107,277,702)
Net unrealized appreciation (depreciation) on investments	420,682,931

Net assets	$1,705,673,258

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($25,098,004 ÷ 2,056,672 shares)[1]	$12.20
Class I ($68,882,776 ÷ 5,656,764 shares)	$12.18
Class 1 ($49,669,665 ÷ 4,081,042 shares)	$12.17
Class NAV ($1,562,022,813 ÷ 128,345,873 shares)	$12.17

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.84

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	U.S. Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$20,651,532
Securities lending	126,383
Interest	25
Less foreign taxes withheld	(1,602)

Total investment income	20,776,338

Expenses

Investment management fees	6,107,547
Distribution and service fees	49,716
Accounting and legal services fees	112,957
Transfer agent fees	56,578
Trustees’ fees	10,894
State registration fees	21,907
Printing and postage	4,459
Professional fees	30,681
Custodian fees	81,264
Registration and filing fees	24,147
Other	7,091

Total expenses	6,507,241
Less expense reductions	(38,237)

Net expenses	6,469,004

Net investment income	14,307,334

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	48,824,857
Investments in affiliated issuers	13,542
Foreign currency transactions	61

48,838,460
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	49,324,296
Investments in affiliated issuers	(14,549)

49,309,747

Net realized and unrealized gain	98,148,207

Increase in net assets from operations	$112,455,541

See notes to financial statements	Semiannual report | U.S. Equity Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-13	ended
	(Unaudited)	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$14,307,334	$22,903,505
Net realized gain	48,838,460	20,677,062
Change in net unrealized appreciation (depreciation)	49,309,747	216,190,905

Increase in net assets resulting from operations	112,455,541	259,771,472

Distributions to shareholders
From net investment income
Class A	(275,342)	(238,454)
Class I	(918,711)	(529,985)
Class 1	(718,206)	—
Class NAV	(23,728,681)	(16,780,154)

Total distributions	(25,640,940)	(17,548,593)

From Fund share transactions	8,541,901	318,753,350

Total increase	95,356,502	560,976,229

Net assets

Beginning of period	1,610,316,756	1,049,340,527

End of period	$1,705,673,258	$1,610,316,756

Undistributed net investment income	$4,603,717	$15,937,323

22	U.S. Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$11.56	$10.33
Net investment income[3]	0.07	0.10
Net realized and unrealized gain on investments	0.69	1.20
Total from investment operations	0.76	1.30
Less distributions
From net investment income	(0.12)	(0.07)
Total distributions	(0.12)	(0.07)
Net asset value, end of period	$12.20	$11.56
Total return (%)[4,5]	6.67[6]	12.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$28
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.35[7]	1.39[7]
Expenses including reductions and amounts recaptured	1.35[7]	1.35[7]
Net investment income	1.22[7]	1.06[7]
Portfolio turnover (%)	25	48[8,9]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class A shares is 10-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Excludes merger activity.
9 Portfolio turnover is for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Semiannual report | U.S. Equity Fund	23

CLASS I SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$11.56	$10.33
Net investment income[3]	0.10	0.13
Net realized and unrealized gain on investments	0.70	1.21
Total from investment operations	0.80	1.34
Less distributions
From net investment income	(0.18)	(0.11)
Total distributions	(0.18)	(0.11)
Net asset value, end of period	$12.18	$11.56
Total return (%)[4]	6.98[5]	13.11[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$69	$59
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.93[6]	0.96[6]
Expenses including reductions and amounts recaptured	0.89[6]	0.89[6]
Net investment income	1.67[6]	1.47[6]
Portfolio turnover (%)	25	48[7,8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date of Class I shares is 10-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Excludes merger activity.
8 Portfolio turnover is for the period from 9-1-11 to 8-31-12.

CLASS 1 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$11.56	$11.04
Net investment income[3]	0.10	0.06
Net realized and unrealized gain on investments	0.69	0.46
Total from investment operations	0.79	0.52
Less distributions
From net investment income	(0.18)	—
Total distributions	(0.18)	—
Net asset value, end of period	$12.17	$11.56
Total return (%)[4]	6.94[5]	4.71[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$50	$46
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.84[6]	0.84[6]
Expenses including reductions and amounts recaptured	0.83[6]	0.84[6]
Net investment income	1.72[6]	1.77[6]
Portfolio turnover (%)	25	48[7,8]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class 1 shares is 5-7-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Excludes merger activity.
8 Portfolio turnover is for the period from 9-1-11 to 8-31-12.

24	U.S. Equity Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$11.56	$9.84	$8.30	$8.25	$9.65	$11.29
Net investment income[2]	0.10	0.16	0.14	0.12	0.13	0.13
Net realized and unrealized gain (loss)
on investments	0.70	1.68	1.52	0.05	(1.33)	(1.28)
Total from investment operations	0.80	1.84	1.66	0.17	(1.20)	(1.15)
Less distributions
From net investment income	(0.19)	(0.12)	(0.12)	(0.12)	(0.20)	(0.14)
From net realized gain	—	—	—	—	—	(0.35)
Total distributions	(0.19)	(0.12)	(0.12)	(0.12)	(0.20)	(0.49)
Net asset value, end of period	$12.17	$11.56	$9.84	$8.30	$8.25	$9.65
Total return (%)[3]	6.99[4]	18.86	20.03	1.92	(12.22)	(10.64)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,562	$1,477	$1,049	$902	$870	$904
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.79[5]	0.79	0.79	0.79	0.81	0.79
Expenses including reductions and
amounts recaptured	0.78[5]	0.79	0.79	0.79	0.81	0.79
Net investment income	1.77[5]	1.51	1.47	1.33	1.72	1.25
Portfolio turnover (%)	25	48[6]	72	34	67	84

1 Six months ended 2-28-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.

See notes to financial statements	Semiannual report | U.S. Equity Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Equity Fund (the Fund) is a series of John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered by the Fund are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

26	U.S. Equity Fund | Semiannual report

As of February 28, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations. There were no securities on loan for the six months ended February 28, 2013.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2013 were $451. For the six months ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured committed line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | U.S. Equity Fund	27

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $114,850,106 available to offset future net realized capital gains as of August 31, 2012. The following table details the capital loss carryforward available as of August 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT AUGUST 31
2017	2018

$48,039,886	$66,810,220

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distributions of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	U.S. Equity Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.78% of the first $500 million aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion; and c) 0.74% of the excess over $1 billion of aggregate net assets. Aggregate net assets include the net assets of the Fund and the net assets of John Hancock U.S. Equity Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and JHVIT. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A shares and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to limit the Fund’s total expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees, service fees, state registration fees, printing and postage, short dividend expense and acquired fund fees. The waivers are such that these expenses will not exceed 0.20% of the Fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Fund.

Accordingly, these expense reductions amounted to $3,379, $12,571, $791 and $25,322 For Class A, Class I, Class 1 and Class NAV shares, respectively, for the six months ended February 28, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 28, 2013 were equivalent to a net annual effective rate of 0.75% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2013, and the amount of waived

Semiannual report | U.S. Equity Fund	29

or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE
THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	FEBRUARY 1, 2016	FEBRUARY 28, 2013

—	—	$36,639	$14,457	$3,826

The amount recovered by Class A was $3,826.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,896 for the six months ended February 28, 2013. Of this amount, $6,334 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $31,407 was paid as sales commissions to broker-dealers and $155 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor amounted to $167 for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail

30	U.S. Equity Fund | Semiannual report

Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$38,074	$24,813	$11,218	$1,846
I	—	31,765	10,689	$2,613
1	11,642	—	—	—
Total	$49,716	$56,578	$21,907	$4,459

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2013 and for the year ended August 31, 2012 were as follows:

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	650,715	$7,613,003	1,045,631	$11,514,829
Issued in reorganization (Note 8)	—	—	3,611,248	37,299,978
Distributions reinvested	22,838	261,948	21,921	224,689
Repurchased	(996,733)	(11,768,425)	(2,298,948)	(24,128,981)

Net increase (decrease)	(323,180)	($3,893,474)	2,379,852	$24,910,515

Class I shares

Sold	1,221,661	$14,292,802	3,134,592	$33,937,977
Issued in reorganization (Note 8)	—	—	4,642,364	47,950,196
Distributions reinvested	64,128	733,620	47,905	489,585
Repurchased	(773,489)	(9,109,505)	(2,680,397)	(29,093,824)

Net increase	512,300	$5,916,917	5,144,464	$53,283,934

Class 1 shares

Sold	365,893	$4,299,681	4,316,419	$47,755,666
Distributions reinvested	62,835	718,206	—	—
Repurchased	(329,570)	(3,830,212)	(334,535)	(3,683,486)

Net increase	99,158	$1,187,675	3,981,884	$44,072,180

Class NAV shares

Sold	2,189,953	$25,239,945	38,566,255	$392,080,047
Distributions reinvested	2,076,000	23,728,681	1,643,502	16,780,154
Repurchased	(3,696,557)	(43,637,843)	(19,053,335)	(212,373,480)

Net increase	569,396	$5,330,783	21,156,422	$196,486,721

Net increase	857,674	$8,541,901	32,662,622	$318,753,350

1 The inception date for Class A and Class I shares is 10-31-11. The inception date for Class 1 shares is 5-7-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on February 28, 2013.

Semiannual report | U.S. Equity Fund	31

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $422,789,726 and $404,569,903, respectively, for the six months ended February 28, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	8.4%
John Hancock Lifestyle Growth Portfolio	29.0%
John Hancock Lifestyle Balanced Portfolio	29.1%
John Hancock Lifestyle Moderate Portfolio	7.5%

Note 8 — Reorganization

On October 26, 2011, the shareholders of John Hancock U.S. Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock U.S. Equity Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution of the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and to achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 28, 2011.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND’S NET	FUND’S TOTAL
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	NET ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

U.S. Equity	U.S. Core	$85,250,174	$9,065,851	$4,293,296	$8,253,612	$1,280,852,832	$1,366,103,006
Fund	Fund

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations for the year ended August 31, 2012. See Note 5 for capital shares issued in connection with the above referenced reorganization.

32	U.S. Equity Fund | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock U.S. Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | U.S. Equity Fund	33

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	U.S. Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	390SA 2/13
MF135734	4/13

John Hancock

MUTUAL FUNDS

John Hancock

Emerging Markets Fund

Semiannual Report

2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	6-months	5-year	10-year	inception[1]

Class A2	–3.33	1.12	—	3.05	8.13	5.74	—	19.13

Class I2,3	1.71	2.49	—	4.30	13.47	13.08	—	27.87

Class R6[2,3]	1.80	2.52	—	4.34	13.46	13.27	—	28.10

Class NAV[3]	1.92	2.65	—	4.46	13.58	13.97	—	29.01

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class I shares and Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.75	1.23	1.22	1.07
Gross (%)	2.00	1.23	20.83	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

Semiannual report | Emerging Markets Fund	5

A look at performance

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2,3	5-1-07	$12,787	$12,787	$12,674

Class R6[2,3]	5-1-07	12,810	12,810	12,674

Class NAV[3]	5-1-07	12,901	12,901	12,674

MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 5-1-07.

2 Class A and Class I shares were first offered on 3-31-11, Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I and Class R6 shares, as applicable.

3 For certain types of investors, as described in the Fund’s prospectuses.

6	Emerging Markets Fund | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,132.00	$9.25

Class I	1,000.00	1,134.70	6.35

Class R6	1,000.00	1,134.60	6.46

Class NAV	1,000.00	1,135.80	5.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Emerging Markets Fund	7

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,016.10	$8.75

Class I	1,000.00	1,018.80	6.01

Class R6	1,000.00	1,018.70	6.11

Class NAV	1,000.00	1,019.50	5.31

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.75%, 1.20%, 1.22% and 1.06% for Class A, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8	Emerging Markets Fund | Semiannual report

Portfolio summary

Top 10 Holdings (9.5% of Net Assets on 2-28-13)[1,2]

Samsung Electronics Company, Ltd.	1.9%	Industrial & Commercial Bank of
		China, Ltd., H Shares	0.8%
Gazprom OAO, ADR	1.2%
		China Construction Bank Corp.,
ICICI Bank, Ltd., ADR	1.0%	H Shares	0.8%

Hyundai Motor Company	0.9%	Lukoil OAO, ADR	0.7%

Taiwan Semiconductor Manufacturing		Reliance Industries, Ltd.	0.7%
Company, Ltd.	0.8%
		China Mobile, Ltd., ADR	0.7%

Sector Composition[1,3]

Financials	26.6%	Consumer Staples	8.9%

Materials	12.7%	Telecommunication Services	4.2%

Information Technology	11.1%	Utilities	2.9%

Industrials	11.0%	Health Care	2.0%

Consumer Discretionary	10.4%	Short-Term Investments & Other	0.5%

Energy	9.7%

Top 10 Countries[1,2,3]

South Korea	15.3%	South Africa	7.4%

Brazil	12.7%	Mexico	5.7%

Taiwan	12.6%	Hong Kong	5.4%

China	10.3%	Malaysia	3.8%

India	7.6%	Indonesia	3.5%

1 As a percentage of net assets on 2-28-13.

2 Cash and cash equivalents not included.

3 The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment, as well as greater social, economic, regulatory and political uncertainties than more developed countries. Value stocks may not increase in price as anticipated or may decline further in value. The prices of medium- and small-company stocks can change more frequently and dramatically than those of large-company stocks. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and increase volatility and costs. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Semiannual report | Emerging Markets Fund	9

Fund’s investments

As of 2-28-13 (unaudited)

	Shares	Value
Common Stocks 97.2%	$2,423,114,912

(Cost $2,076,960,738)

Brazil 10.5%		262,268,082

AES Tiete SA	30,593	279,748

Aliansce Shopping Centers SA	48,492	600,209

All America Latina Logistica SA	208,991	1,034,713

Amil Participacoes SA	73,447	1,162,521

Anhanguera Educacional Participacoes SA	119,530	2,475,866

Arezzo Industria E Comercio SA	28,591	577,771

Arteris SA	118,226	1,272,211

Autometal SA	4,062	42,048

B2W Cia Global do Varejo (I)	22,600	159,732

Banco ABC Brasil SA (I)	2,701	19,666

Banco Alfa de Investimento SA	10,300	29,348

Banco Bradesco SA	187,744	3,340,580

Banco Bradesco SA, ADR (L)	550,552	9,893,419

Banco do Brasil SA	352,619	4,692,323

Banco Santander Brasil SA, ADR	773,908	5,657,267

Bematech SA	66,175	299,884

BHG SA — Brazil Hospitality Group (I)	1,580	16,683

BM&F Bovespa SA	1,969,328	13,341,764

BR Malls Participacoes SA	472,119	6,106,015

Brasil Brokers Participacoes SA	155,943	563,298

Braskem SA, ADR (L)	50,629	761,966

BRF — Brasil Foods SA, ADR (L)	603,892	13,038,028

Brookfield Incorporacoes SA	495,494	788,525

CCR SA	384,456	3,855,414

CCX Carvao da Colombia SA (I)	68,000	137,415

Centrais Eletricas Brasileiras SA	29,500	103,579

Centrais Eletricas Brasileiras SA, ADR	47,167	164,613

Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	230,156

CETIP SA — Mercados Organizados	105,534	1,274,256

Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	3,373,261

Cia de Saneamento Basico do Estado de Sao Paulo (I)	5,400	261,816

Cia de Saneamento de Minas Gerais	46,300	1,199,955

Cia Energetica de Minas Gerais	23,663	268,979

Cia Energetica de Minas Gerais, ADR	160,926	1,915,019

Cia Hering	75,600	1,467,008

Cia Paranaense de Energia	1,000	11,519

10	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Brazil (continued)

Cia Paranaense de Energia, ADR (L)	55,947	$834,729

Cia Providencia Industria e Comercio SA	39,800	180,964

Cia Siderurgica Nacional SA	136,900	691,624

Cielo SA	126,882	3,809,537

Companhia de Bebidas das Americas, ADR (L)	114,926	5,100,416

Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (I)(L)	38,740	1,873,466

Companhia Siderurgica Nacional SA, ADR (L)	259,126	1,311,178

Contax Participacoes SA	1,400	18,319

Cosan SA Industria e Comercio	153,900	3,627,854

CPFL Energia SA	10,100	102,970

CPFL Energia SA, ADR (L)	28,796	590,894

CR2 Empreendimentos Imobiliarios SA	28,800	63,874

Cremer SA	650	4,354

CSU Cardsystem SA	4,000	9,478

Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,028	1,942,956

Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	27,001

Diagnosticos da America SA	269,326	1,857,280

Direcional Engenharia SA	5,225	41,707

Duratex SA	242,485	2,027,446

EcoRodovias Infraestrutura e Logistica SA	87,533	759,292

EDP — Energias do Brasil SA	124,772	757,054

Embraer SA	32,692	276,149

Embraer SA, ADR (L)	175,929	5,971,030

Equatorial Energia SA	39,022	394,084

Estacio Participacoes SA	48,374	1,185,278

Eternit SA	62,999	273,397

Even Construtora e Incorporadora SA	241,500	1,220,067

EZ Tec Empreendimentos e Participacoes SA	99,800	1,384,010

Fertilizantes Heringer SA (I)	38,800	225,422

Fibria Celulose SA, ADR (I)(L)	248,951	2,882,853

Fleury SA	33,900	376,781

Forjas Taurus SA	7,413	11,160

Gafisa SA (I)	521,522	1,127,672

Gafisa SA, ADR (I)	74,154	315,896

General Shopping Brasil SA (I)	60,020	344,158

Gerdau SA	103,043	752,234

Gerdau SA, ADR (L)	894,088	7,438,812

Grendene SA	210,900	1,954,080

Guararapes Confeccoes SA	2,700	155,502

Helbor Empreendimentos SA	145,200	850,925

Hypermarcas SA (I)	250,217	2,210,920

IdeiasNet SA (I)	28,300	33,885

Iguatemi Empresa de Shopping Centers SA	124,300	1,709,329

Industrias Romi SA (I)	93,000	234,920

Inepar SA Industria e Construcoes (I)	9,800	8,169

International Meal Company Holdings SA	10,000	141,204

Iochpe-Maxion SA	124,676	1,640,805

Itau Unibanco Holding SA	96,022	1,652,758

See notes to financial statements	Semiannual report | Emerging Markets Fund	11

	Shares	Value
Brazil (continued)

Itau Unibanco Holding SA, ADR	646,657	$11,419,963

JBS SA (I)	613,979	2,127,865

JHSF Participacoes SA	205,000	880,317

Joao Fortes Engenharia SA	675	1,927

JSL SA	23,700	197,560

Kroton Educacional SA (I)	117,206	3,067,228

Light SA	37,603	366,645

Localiza Rent a Car SA	113,448	2,151,580

Log-in Logistica Intermodal SA (I)	65,400	290,755

Lojas Americanas SA	72,620	631,032

Lojas Renner SA (I)	72,550	2,762,134

LPS Brasil Consultoria de Imoveis SA	23,300	421,411

M Dias Branco SA	24,729	949,482

Magnesita Refratarios SA	282,565	1,127,748

Mahle-Metal Leve SA Industria e Comercio	42,500	594,751

Marcopolo SA	8,000	49,065

Marfrig Alimentos SA (I)	240,283	1,195,710

Marisa Lojas SA	48,673	818,840

Metalfrio Solutions SA (I)	11,600	22,152

Mills Estruturas e Servicos de Engenharia SA	90,017	1,462,538

Minerva SA	60,400	393,634

MMX Mineracao e Metalicos SA (I)	446,454	753,338

MPX Energia SA (I)	183,300	973,266

MRV Engenharia e Participacoes SA	333,700	2,141,048

Multiplan Empreendimentos Imobiliarios SA	47,700	1,365,164

Multiplus SA	32,097	597,542

Natura Cosmeticos SA	92,600	2,390,553

Odontoprev SA	270,770	1,253,033

Oi SA	57,436	245,193

Oi SA, ADR (L)	175,443	647,385

Oi SA, Series C, ADR	12,205	54,923

OSX Brasil SA (I)	25,250	93,122

Paranapanema SA (I)	275,500	730,714

PDG Realty SA Empreendimentos e Participacoes	243,884	395,508

Petroleo Brasileiro SA	97,783	715,811

Petroleo Brasileiro SA, ADR	671,572	9,851,961

Petroleo Brasileiro SA, ADR, Class A (L)	837,292	14,007,895

Plascar Participacoes Industriais SA	13,400	3,046

Porto Seguro SA	166,625	2,209,713

Positivo Informatica SA (I)	26,000	62,393

Profarma Distribuidora de Produtos Farmaceuticos SA	42,000	381,722

QGEP Participacoes SA	36,700	231,206

Raia Drogasil SA	124,576	1,436,205

Refinaria de Petroleos de Manguinhos SA (I)	40,000	6,669

Restoque Comercio e Confeccoes de Roupas SA (I)	94,596	485,549

Rodobens Negocios Imobiliarios SA	59,200	414,825

Rossi Residencial SA	193,531	343,182

Santos Brasil Participacoes SA	52,908	805,889

12	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Brazil (continued)

Sao Carlos Empreendimentos e Participacoes SA	71,400	$1,796,363

Sao Martinho SA	66,300	934,510

SLC Agricola SA	49,500	484,647

Sonae Sierra Brasil SA	5,736	82,589

Souza Cruz SA	161,600	2,579,036

Springs Global Participacoes SA (I)	137,067	228,514

Sul America SA	274,382	2,615,736

T4F Entretenimento SA	10,600	43,109

Tecnisa SA	41,600	183,684

Tegma Gestao Logistica	25,578	394,124

Telefonica Brasil SA	4,502	104,646

Telefonica Brasil SA, ADR (L)	88,100	2,322,316

Tempo Participacoes SA	16,496	29,335

Tereos Internacional SA	9,500	13,486

Tim Participacoes SA	47,400	207,139

Tim Participacoes SA, ADR	43,961	956,591

Totvs SA	99,999	2,210,244

TPI — Triunfo Participacoes e Investimentos SA	75,690	478,751

Tractebel Energia SA	36,638	647,838

Trisul SA (I)	30,607	49,481

Ultrapar Participacoes SA, ADR	182,880	4,753,051

Usinas Siderurgicas de Minas Gerais SA	135,144	702,552

Vale SA	14,800	282,631

Vale SA, ADR, Ordinary A Shares (L)	622,881	11,828,510

Vale SA, ADR, Preference A Shares	530,973	9,753,974

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	74,585	1,571,281

Vanguarda Agro SA (I)	1,766,802	419,520

Viver Incorporadora e Construtora SA (I)	289,836	147,672

WEG SA	156,700	2,097,092

Chile 1.9%		47,497,349

AES Gener SA (I)	789,916	540,249

Aguas Andinas SA	1,103,018	909,465

Banco de Chile (I)	148,754	22,801

Banco de Chile	3,324,290	553,814

Banco de Chile, ADR (L)	5,474	545,046

Banco de Credito e Inversiones	17,962	1,401,226

Banco Santander Chile	5,453,570	397,200

Banco Santander Chile, ADR (L)	51,996	1,511,004

Banmedica SA	300	818

Besalco SA	274,576	528,254

CAP SA	44,286	1,592,611

Cementos BIO BIO SA (I)	2,795	4,225

Cencosud SA	493,536	3,078,079

Cia Cervecerias Unidas SA	15,538	251,581

Cia Cervecerias Unidas SA, ADR (L)	21,542	704,208

Cia General de Electricidad	330,742	2,031,301

Cia Sud Americana de Vapores SA (I)	8,532,311	947,032

See notes to financial statements	Semiannual report | Emerging Markets Fund	13

	Shares	Value
Chile (continued)

Cintac SA	78,352	$36,277

Colbun SA (I)	3,075,845	965,607

Corpbanca SA	67,786,624	1,000,318

Corpbanca SA, ADR (L)	13,087	288,176

Cristalerias de Chile SA	62,943	679,997

E.CL SA	264,051	597,325

Embotelladora Andina SA, ADR, Series A	300	9,876

Embotelladora Andina SA, ADR, Series B	1,594	66,709

Empresa Nacional de Electricidad SA	1,112,975	1,889,469

Empresa Nacional de Electricidad SA, ADR (L)	18,202	925,936

Empresas CMPC SA	668,839	2,587,686

Empresas COPEC SA	299,947	4,660,910

Empresas Hites SA	12,912	16,706

Empresas Iansa SA	4,708,478	361,249

Enersis SA, ADR (L)	169,382	3,148,811

ENTEL Chile SA	67,071	1,413,738

Forus SA	2,628	15,612

Gasco SA	218,626	1,919,102

Grupo Security SA	593,749	282,439

Inversiones Aguas Metropolitanas SA	889,211	1,870,539

Latam Airlines Group SA	4,699	112,289

Latam Airlines Group SA, ADR (L)	52,595	1,241,768

Madeco SA	9,108,883	369,747

Masisa SA	3,828,010	422,457

Molibdenos Y Metales SA	7,542	131,387

Multiexport Foods SA	27,522	9,042

Parque Arauco SA	122,116	340,789

PAZ Corp., SA	115,321	82,651

Ripley Corp. SA	641,294	711,796

SACI Falabella	132,388	1,549,192

Salfacorp SA	66,565	168,735

Sigdo Koppers SA	180,777	502,583

Sociedad Matriz SAAM SA (I)	8,772,077	1,077,500

Sociedad Quimica y Minera de Chile SA, ADR (L)	26,039	1,443,081

Socovesa SA	678,810	340,840

Sonda SA	262,935	939,451

Vina Concha y Toro SA	92,215	192,423

Vina San Pedro Tarapaca SA	16,312,632	106,222

China 10.3%		256,516,149

Agile Property Holdings, Ltd.	844,000	1,086,975

Agricultural Bank of China, Ltd., H Shares	7,529,000	3,885,246

Air China, Ltd., H Shares	918,000	745,359

Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	405,208

Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,052,000	453,296

Angang Steel Company, Ltd., H Shares (I)(L)	1,210,000	810,426

Anhui Conch Cement Company, Ltd., H Shares	466,500	1,703,824

Anhui Expressway Company, Ltd., H Shares	318,000	182,076

Anhui Tianda Oil Pipe Company, Ltd., H Shares	462,000	80,211

14	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
China (continued)

Anta Sports Products, Ltd. (L)	635,000	$607,299

Anton Oilfield Services Group	1,300,000	739,917

Asia Cement China Holdings Corp.	610,000	328,935

AVIC International Holdings, Ltd. (I)	140,000	52,748

AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	524,928

Bank of China, Ltd., H Shares	32,504,075	15,394,700

Bank of Communications Company, Ltd., H Shares	3,532,858	2,790,783

Baoye Group Company, Ltd., H Shares	478,000	358,916

BaWang International Group Holding, Ltd. (I)	1,190,000	105,979

BBMG Corp., H Shares	434,500	382,115

Beijing Capital International Airport Company, Ltd., H Shares	2,532,415	1,989,022

Beijing Capital Land, Ltd., H Shares	1,240,000	566,493

Beijing Jingkelong Company, Ltd., H Shares	34,000	17,277

Beijing North Star Company, H Shares	1,030,000	278,485

Billion Industrial Holdings, Ltd.	10,500	7,179

Biostime International Holdings, Ltd.	43,000	188,552

Byd Company, Ltd., H Shares (I)(L)	262,000	929,275

BYD Electronic International Company, Ltd.	1,060,983	383,644

Central China Real Estate, Ltd.	887,538	324,256

Changshouhua Food Company, Ltd.	143,000	81,999

Chaowei Power Holdings, Ltd.	109,000	52,631

China Aoyuan Property Group, Ltd.	1,766,000	358,729

China Automation Group, Ltd.	117,000	31,392

China BlueChemical, Ltd., H Shares	1,596,000	1,019,140

China Citic Bank Corp., Ltd., H Shares	6,346,962	4,061,558

China Coal Energy Company, Ltd., H Shares	4,250,000	4,205,639

China Communications Construction Company, Ltd., H Shares	3,946,202	3,725,298

China Communications Services Corp., Ltd., H Shares	2,699,200	1,699,020

China Construction Bank Corp., H Shares	22,837,000	18,863,566

China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,172,500	627,980

China Datang Corp. Renewable Power Company, Ltd.	150,000	33,052

China Dongxiang Group Company	2,060,000	276,457

China Eastern Airlines Corp., Ltd., ADR (I)	1,037	21,901

China Eastern Airlines Corp., Ltd., H Shares (I)	704,000	301,657

China Huiyuan Juice Group, Ltd. (I)	832,500	333,251

China Liansu Group Holdings, Ltd.	464,000	323,545

China Life Insurance Company, Ltd., ADR (L)	99,654	4,391,752

China Life Insurance Company, Ltd., H Shares	698,000	2,091,917

China Lilang, Ltd.	450,000	277,467

China Longyuan Power Group Corp., H Shares	1,091,000	985,911

China Medical System Holdings, Ltd.	623,800	571,316

China Merchants Bank Company, Ltd., H Shares	1,551,500	3,368,233

China Minsheng Banking Corp., Ltd., H Shares	3,496,500	4,838,654

China Modern Dairy Holdings, Ltd. (I)	330,000	110,651

China Molybdenum Company, Ltd., H Shares	1,743,000	856,843

China National Building Material Company, Ltd., H Shares	1,126,000	1,713,244

China National Materials Company, Ltd., H Shares	275,000	81,966

China Nickel Resources Holding Company, Ltd.	878,000	83,530

See notes to financial statements	Semiannual report | Emerging Markets Fund	15

	Shares	Value
China (continued)

China Oilfield Services, Ltd., H Shares	506,000	$1,075,817

China Pacific Insurance Group Company, Ltd., H Shares	652,400	2,413,247

China Petroleum & Chemical Corp., ADR (L)	120,370	13,669,217

China Qinfa Group, Ltd.	944,000	121,357

China Railway Construction Corp., H Shares (L)	1,822,335	1,911,219

China Railway Group, Ltd., H Shares	1,269,000	684,286

China Rare Earth Holdings, Ltd.	1,272,000	275,391

China Rongsheng Heavy Industry Group Company, Ltd. (L)	1,029,500	185,076

China Sandi Holdings, Ltd. (I)	291,090	22,144

China Shanshui Cement Group, Ltd.	1,080,000	775,002

China Shenhua Energy Company, Ltd., H Shares	1,013,500	3,831,381

China Shineway Pharmaceutical Group, Ltd.	203,000	345,719

China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,759,850	1,122,727

China Shipping Development Company, Ltd., H Shares	1,410,000	783,956

China Southern Airlines Company, Ltd., ADR (L)	1,402	38,625

China Southern Airlines Company, Ltd., H Shares	642,000	352,989

China Suntien Green Energy Corp., Ltd.	907,000	218,369

China Telecom Corp., Ltd., ADR (L)	5,800	301,658

China Telecom Corp., Ltd., H Shares	3,274,000	1,693,888

China Tontine Wines Group, Ltd.	56,000	4,830

China Wireless Technologies, Ltd.	1,144,000	305,981

China Yurun Food Group, Ltd. (I)(L)	1,115,000	795,977

China ZhengTong Auto Services Holdings, Ltd. (I)	710,500	568,633

China Zhongwang Holdings, Ltd. (I)(L)	2,253,400	860,624

Chinasoft International, Ltd. (I)	600,000	142,997

Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	147,031

Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	178,912

CNOOC, Ltd.	3,800,000	7,433,614

CNOOC, Ltd., ADR (L)	15,118	2,947,405

Comtec Solar Systems Group, Ltd. (I)	22,000	4,971

Country Garden Holdings Company, Ltd. (I)	5,952,463	3,072,971

CPMC Holdings, Ltd.	113,000	91,699

CSR Corp., Ltd., H Shares	744,000	606,501

Dalian Port PDA Company, Ltd., H Shares	1,186,621	285,834

Daphne International Holdings, Ltd.	660,000	793,543

Datang International Power Generation Company, Ltd., H Shares	966,000	418,712

Dongfang Electric Corp., Ltd., H Shares (L)	151,400	283,019

Dongfeng Motor Group Company, Ltd., H Shares	1,034,000	1,519,316

Dongjiang Environmental Company, Ltd., H Shares	19,200	114,994

Dongyue Group (L)	860,000	571,703

ENN Energy Holdings, Ltd.	398,000	1,981,396

Evergrande Real Estate Group, Ltd.	3,052,000	1,490,603

Fantasia Holdings Group Company, Ltd.	306,000	47,987

First Tractor Company, Ltd., H Shares (I)	708,750	692,251

Fosun International, Ltd.	1,805,059	1,171,135

Golden Eagle Retail Group, Ltd.	229,000	469,746

Goodbaby International Holdings, Ltd.	21,000	11,363

Great Wall Motor Company, Ltd., H Shares	534,000	2,090,799

16	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
China (continued)

Great Wall Technology Company, Ltd., H Shares	648,000	$137,556

Greatview Aseptic Packaging Company, Ltd.	13,000	8,440

Greentown China Holdings, Ltd. (I)	906,500	1,744,278

Guangshen Railway Company, Ltd., ADR (L)	39,922	944,555

Guangzhou Automobile Group Company, Ltd., H Shares	1,648,857	1,372,591

Guangzhou Pharmaceutical Company, Ltd., H Shares (L)	264,000	640,815

Guangzhou R&F Properties Company, Ltd., H Shares	1,032,599	1,745,843

Guangzhou Shipyard International Company, Ltd., H Shares (I)	128,000	106,294

Hainan Meilan International Airport Company, Ltd., H Shares	163,000	146,976

Haitian International Holdings, Ltd.	230,000	297,557

Harbin Electric Company, Ltd., H Shares	952,000	829,079

Hengan International Group Company, Ltd.	320,500	3,250,252

Hidili Industry International Development, Ltd. (L)	1,491,000	405,715

Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	89,916

Honghua Group, Ltd.	1,510,000	740,676

Huadian Power International Corp., H Shares (I)	668,000	291,442

Huaneng Power International, Inc., ADR (L)	4,400	178,860

Huaneng Power International, Inc., H Shares	852,000	873,230

Hunan Nonferrous Metal Corp., Ltd., H Shares (I)	2,322,000	774,883

Industrial & Commercial Bank of China, Ltd., H Shares	26,386,000	18,965,868

International Taifeng Holdings, Ltd.	46,000	13,417

Intime Department Store Group Company, Ltd.	733,500	895,301

Jiangsu Expressway, Ltd., H Shares	592,000	597,815

Jiangxi Copper Company Ltd.	515,000	1,229,158

Jingwei Textile Machinery Company, Ltd., H Shares	222,000	203,940

Kaisa Group Holdings, Ltd. (I)(L)	375,000	123,797

Kasen International Holdings, Ltd. (I)	240,000	45,922

Kingdee International Software Group Company, Ltd. (I)	2,058,000	365,541

Kingsoft Corp., Ltd.	482,000	417,027

Lenovo Group, Ltd.	3,112,000	3,468,894

Li Ning Company, Ltd. (I)(L)	825,000	509,013

Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	234,700

Lingbao Gold Company, Ltd., H Shares	446,000	171,950

Longfor Properties Company, Ltd.	499,000	889,881

Lonking Holdings, Ltd. (L)	1,240,000	332,712

Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	601,795

Maoye International Holdings, Ltd.	866,000	189,347

Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	64,182

Microport Scientific Corp.	131,000	81,943

MIE Holdings Corp.	510,000	147,444

Minth Group, Ltd.	94,000	122,940

NVC Lighting Holdings, Ltd.	1,230,000	308,125

Pacific Online, Ltd.	209,000	91,514

Parkson Retail Group, Ltd.	627,000	410,211

PCD Stores Group, Ltd.	1,792,000	270,371

Peak Sport Products Company, Ltd.	401,000	75,841

PetroChina Company, Ltd., ADR (L)	29,667	4,063,786

PetroChina Company, Ltd., H Shares	5,574,000	7,644,724

See notes to financial statements	Semiannual report | Emerging Markets Fund	17

	Shares	Value
China (continued)

PICC Property & Casualty Company, Ltd., H Shares	836,000	$1,200,295

Ping An Insurance Group Company, H Shares	516,000	4,329,439

Powerlong Real Estate Holdings, Ltd.	361,000	92,265

Qunxing Paper Holdings Company, Ltd.	969,268	257,952

Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	629,785

Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	304,839

Semiconductor Manufacturing International Corp., ADR (I)	263,599	745,985

Semiconductor Manufacturing International Corp. (I)	16,250,000	929,600

Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	87,833

Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	103,977

Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	665,750

Shanghai Electric Group Company, Ltd., H Shares	1,068,000	429,904

Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,562,000	280,024

Shanghai Prime Machinery Company, Ltd., H Shares	1,148,000	157,017

Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	15,771

Shenguan Holdings Group, Ltd.	744,000	379,778

Shenzhen Expressway Company, Ltd., H Shares	440,000	179,922

Shenzhou International Group Holdings, Ltd.	126,000	357,664

Shui On Land, Ltd.	3,655,551	1,697,508

Sichuan Expressway Company, Ltd., H Shares	552,000	190,161

Sihuan Pharmaceutical Holdings Group, Ltd. (L)	1,587,000	734,835

Sino-Ocean Land Holdings, Ltd.	3,730,076	2,579,904

SinoMedia Holding, Ltd.	228,000	120,899

Sinopec Shanghai Petrochemical Company, Ltd., ADR, ADR (L)	1,587	70,003

Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,020,000	449,397

Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares	608,000	178,466

Sinopharm Group Company, Ltd., H Shares	339,600	1,071,847

Sinotrans, Ltd., H Shares	2,156,574	424,606

Sinotruk Hong Kong, Ltd.	1,000,055	687,929

SOHO China, Ltd.	2,288,000	1,779,794

SPG Land Holdings, Ltd. (I)	397,925	152,514

Sunny Optical Technology Group Company, Ltd.	322,000	297,792

Tencent Holdings, Ltd.	348,800	12,077,902

Tian Shan Development Holdings, Ltd.	58,000	13,898

Tiangong International Company, Ltd.	1,007,564	294,473

Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	72,264

Tingyi Cayman Islands Holding Corp.	756,000	1,983,785

Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	317,515

Trauson Holdings Company, Ltd.	146,000	140,015

Travelsky Technology, Ltd., H Shares	1,415,500	927,837

Tsingtao Brewery Company, Ltd., H Shares	130,000	814,006

Uni-President China Holdings, Ltd.	437,000	535,536

Want Want China Holdings, Ltd.	1,758,000	2,462,440

Weichai Power Company, Ltd., H Shares (L)	240,400	909,101

Weiqiao Textile Company, H Shares	583,500	304,147

West China Cement, Ltd.	2,098,000	399,961

Wumart Stores, Inc., H Shares	142,000	278,547

Xiamen International Port Company, Ltd., H Shares	1,056,662	141,807

18	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
China (continued)

Xingda International Holdings, Ltd.	1,029,000	$484,806

Xinhua Winshare Publishing and Media Company, Ltd., H Shares	583,650	329,108

Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	136,200	75,301

Xinjiang Xinxin Mining Industry Company, Ltd., H Shares	1,037,000	232,065

Xiwang Sugar Holdings Company, Ltd.	593,020	65,044

Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	818,938

Yanzhou Coal Mining Company, Ltd., H Shares	234,000	361,113

Zhaojin Mining Industry Company, Ltd., H Shares	420,500	551,519

Zhejiang Expressway Company, Ltd., H Shares	716,000	601,448

Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0

Zhong An Real Estate, Ltd. (I)	793,200	148,187

Zhongsheng Group Holdings, Ltd.	300,500	465,438

Zhuzhou CSR Times Electric Company, Ltd., H Shares	159,000	525,243

Zijin Mining Group Company, Ltd., H Shares (L)	1,823,000	626,239

Zoomlion Heavy Industry Science and Technology Company, Ltd.,
H Shares (L)	531,400	701,142

ZTE Corp., H Shares	306,000	519,714

Colombia 0.4%		10,612,323

Bancolombia SA, ADR	44,153	2,867,296

Ecopetrol SA	303,250	871,687

Ecopetrol SA, ADR (L)	107,717	6,199,113

Empresa de Energia de Bogota SA	82,000	63,790

Interconexion Electrica SA ESP	73,192	395,742

Isagen SA ESP	152,303	214,695

Cyprus 0.0%		$336,167

Eurasia Drilling Company, Ltd., GDR	2,109	80,711

Globaltrans Investment PLC, GDR	15,976	255,456

Czech Republic 0.3%		7,301,393

CEZ AS	66,250	1,995,835

Fortuna Entertainment Group NV	1,880	8,413

Komercni Banka AS	4,862	988,035

Pegas Nonwovens SA	29,627	798,791

Philip Morris CR AS	293	175,764

Telefonica Czech Republic AS	100,542	1,662,513

Unipetrol AS (I)	194,936	1,672,042

Egypt 0.0%		693,442

Commercial International Bank Egypt SAE, GDR (London Exchange)	50,058	250,557

Orascom Telecom Holding SAE, GDR (I)	140,187	442,885

Guernsey, Channel Islands 0.0%		42,180

Etalon Group, Ltd., GDR (I)	7,600	42,180

Hong Kong 5.4%		134,193,203

361 Degrees International, Ltd. (L)	372,000	108,955

Ajisen China Holdings, Ltd.	546,000	393,300

AMVIG Holdings, Ltd.	675,333	280,267

Anxin-China Holdings, Ltd.	1,440,000	332,195

Asia Energy Logistics Group, Ltd. (I)	2,960,000	38,943

Asian Citrus Holdings, Ltd. (I)	144,000	69,081

See notes to financial statements	Semiannual report | Emerging Markets Fund	19

	Shares	Value
Hong Kong (continued)

AVIC International Holding Hong Kong, Ltd. (I)	4,532,000	$169,380

Beijing Development Hong Kong, Ltd. (I)	379,000	101,607

Beijing Enterprises Holdings, Ltd.	561,430	4,283,138

Beijing Enterprises Water Group, Ltd.	2,554,000	791,114

Belle International Holdings, Ltd.	1,451,000	2,672,298

Bosideng International Holdings, Ltd.	1,652,000	513,527

Brilliance China Automotive Holdings, Ltd. (I)	2,106,000	2,897,055

C C Land Holdings, Ltd.	450,693	147,854

CGN Mining Company, Ltd. (I)	835,000	86,949

Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	373,941

Chiho-Tiande Group, Ltd.	36,000	18,758

China Aerospace International Holdings, Ltd.	2,914,755	285,437

China Agri-Industries Holdings, Ltd.	2,316,600	1,320,932

China Chengtong Development Group, Ltd. (I)	2,031,216	73,202

China Energine International Holdings, Ltd. (I)	2,025,589	97,688

China Everbright International, Ltd.	1,238,000	824,217

China Everbright, Ltd.	937,000	1,729,299

China Foods, Ltd.	380,000	249,514

China Gas Holdings, Ltd.	932,000	905,350

China Green Holdings, Ltd. (I)	588,000	117,524

China Haidian Holdings, Ltd.	2,601,800	261,837

China High Precision Automation Group, Ltd.	74,000	11,831

China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	330,711

China Lumena New Materials Corp. (L)	1,272,000	300,853

China Mengniu Dairy Company, Ltd.	628,000	1,749,171

China Merchants Holdings International Company, Ltd.	1,119,128	3,877,502

China Metal Recycling Holdings, Ltd. (L)	358,200	435,534

China Mining Resources Group, Ltd. (I)	8,324,000	121,282

China Mobile, Ltd.	180,000	1,974,891

China Mobile, Ltd., ADR (L)	297,443	16,299,876

China New Town Development Company, Ltd. (I)	2,185,332	208,543

China Ocean Resources Company, Ltd. (I)	21,250	72,198

China Oil and Gas Group, Ltd. (I)	3,168,219	626,160

China Overseas Grand Oceans Group, Ltd. (L)	372,000	523,262

China Overseas Land & Investment, Ltd.	1,558,000	4,745,364

China Pharmaceutical Group, Ltd. (I)	1,192,000	479,007

China Power International Development, Ltd. (L)	1,153,000	371,899

China Power New Energy Development Company, Ltd. (I)	2,100,000	143,620

China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,348,000	241,574

China Properties Group, Ltd. (I)	920,000	272,473

China Resource Power Holdings, Ltd.	606,000	1,653,755

China Resources Cement Holdings, Ltd. (L)	778,000	491,739

China Resources Enterprises, Ltd.	780,000	2,545,726

China Resources Gas Group, Ltd.	390,000	908,393

China Resources Land, Ltd.	1,064,000	3,117,410

China Singyes Solar Technologies Holdings, Ltd.	100,800	113,834

China South City Holdings, Ltd.	1,038,000	172,674

China Starch Holdings, Ltd.	2,630,000	81,401

20	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

China State Construction International Holdings, Ltd.	625,200	$876,435

China Taiping Insurance Holdings Company, Ltd. (I)	395,600	787,007

China Tianyi Holdings, Ltd. (I)	40,000	5,517

China Travel International Investment Hong Kong, Ltd.	4,084,000	859,200

China Unicom Hong Kong, Ltd., ADR (L)	471,621	6,871,518

China Vanadium Titano — Magnetite Mining Company, Ltd.	57,000	13,285

China Water Affairs Group, Ltd.	754,000	242,904

ChinaVision Media Group, Ltd. (I)	460,000	22,253

CIMC Enric Holdings, Ltd.	96,000	107,214

Citic 21CN Company, Ltd. (I)	1,034,000	67,885

Citic Pacific, Ltd.	1,368,923	2,093,974

Citic Resources Holdings, Ltd. (I)	3,570,000	514,464

Clear Media, Ltd.	57,000	41,926

Coastal Greenland, Ltd. (I)	990,000	76,704

Comba Telecom Systems Holdings, Ltd. (L)	857,500	284,319

Cosco International Holdings, Ltd.	975,040	432,406

COSCO Pacific, Ltd.	1,831,982	2,941,066

CP Pokphand Company	2,984,000	369,410

DaChan Food Asia, Ltd.	655,000	104,748

Dah Chong Hong Holdings, Ltd.	385,000	396,000

Dawnrays Pharmaceutical Holdings, Ltd.	80,000	19,059

DBA Telecommunication Asia Holdings, Ltd.	32,000	20,636

Digital China Holdings, Ltd.	506,000	794,788

Dynasty Fine Wines Group, Ltd. (I)	242,000	46,713

Embry Holdings, Ltd.	80,000	44,284

Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	121,635

Franshion Properties China, Ltd.	4,998,000	1,779,989

GCL-Poly Energy Holdings, Ltd.	5,679,000	1,518,624

Geely Automobile Holdings Company, Ltd.	2,265,000	1,242,095

Global Bio-Chem Technology Group Company, Ltd.	2,837,200	324,915

Global Sweeteners Holdings, Ltd. (I)	444,000	35,494

Glorious Property Holdings, Ltd. (I)	545,000	103,114

Goldbond Group Holdings, Ltd. (I)	100,000	3,999

Golden Meditech Holdings, Ltd.	2,476,631	296,574

Goldlion Holdings, Ltd.	345,000	191,793

GOME Electrical Appliances Holdings, Ltd. (I)	7,406,000	821,945

Good Friend International Holdings, Inc.	42,000	14,304

Guangdong Investment, Ltd.	1,254,000	1,080,634

Haier Electronics Group Company, Ltd. (I)	341,000	616,304

Heng Tai Consumables Group, Ltd. (I)	6,885,525	165,717

Hengdeli Holdings, Ltd.	1,564,000	510,823

Hi Sun Technology China, Ltd. (I)	126,000	19,353

HKC Holdings, Ltd.	3,725,423	148,944

Hopewell Highway Infrastructure, Ltd.	498,500	273,914

Hopson Development Holdings, Ltd. (I)(L)	878,000	1,516,148

Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,438,848	423,265

Huabao International Holdings, Ltd.	1,225,000	685,829

Huscoke Resources Holdings, Ltd. (I)	1,804,200	32,133

See notes to financial statements	Semiannual report | Emerging Markets Fund	21

	Shares	Value
Hong Kong (continued)

Inspur International, Ltd.	4,415,000	$164,874

Interchina Holdings Company (I)	1,075,000	60,932

Jinchuan Group International Resources Company, Ltd. (I)	162,000	37,415

Ju Teng International Holdings, Ltd.	1,151,722	629,288

Kai Yuan Holdings, Ltd. (I)	10,020,000	258,288

Kingboard Chemical Holdings, Ltd.	664,290	2,023,453

Kingboard Laminates Holdings, Ltd.	204,000	97,397

Kingway Brewery Holdings, Ltd.	988,000	405,803

Kunlun Energy Company, Ltd.	1,012,000	2,107,796

KWG Property Holding, Ltd.	1,533,012	1,052,421

L’sea Resources International Holdings, Ltd. (I)	1,290,000	56,545

Lai Fung Holdings, Ltd.	8,914,000	256,030

Le Saunda Holdings	108,000	36,550

Lee & Man Paper Manufacturing, Ltd.	87,000	65,109

Lijun International Pharmaceutical Holding, Ltd.	750,000	206,975

LK Technology Holdings, Ltd.	40,000	7,503

Loudong General Nice Resources China Holdings, Ltd. (I)	2,844,000	190,644

Magic Holdings International, Ltd.	232,000	92,457

MIN XIN Holdings, Ltd.	188,000	104,241

Mingfa Group International Company, Ltd.	678,000	229,137

Minmetals Land, Ltd.	1,810,000	314,378

MMG, Ltd. (I)	1,240,000	548,045

Nan Hai Corp., Ltd. (I)	28,150,000	134,260

NetDragon Websoft, Inc.	271,500	358,587

New World China Land, Ltd.	3,655,230	1,685,867

New World Department Store China, Ltd.	211,000	131,951

Nine Dragons Paper Holdings, Ltd.	609,000	580,956

PetroAsian Energy Holdings, Ltd. (I)	1,864,000	49,509

Phoenix Satellite Television Holdings, Ltd.	726,000	307,212

Poly Property Group Company, Ltd. (I)	2,759,944	1,963,675

Ports Design, Ltd.	242,500	215,556

Pou Sheng International Holdings, Ltd. (I)	2,224,000	143,470

Prosperity International Holdings HK, Ltd. (I)	1,460,000	61,020

Qingling Motors Company, Ltd., H Shares	948,000	260,576

Real Nutriceutical Group, Ltd.	467,000	135,178

Regent Manner International Holdings, Ltd.	503,000	92,843

REXLot Holdings, Ltd.	9,200,000	841,238

Road King Infrastructure, Ltd.	166,000	155,039

Royale Furniture Holdings, Ltd	27,000	2,779

Samson Holding, Ltd.	1,383,915	224,775

Shanghai Industrial Holdings, Ltd.	601,041	1,959,329

Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	235,756

Shanghai Zendai Property, Ltd. (I)	4,865,000	111,029

Shenzhen International Holdings, Ltd.	13,027,500	1,846,549

Shenzhen Investment, Ltd.	3,154,260	1,376,284

Shimao Property Holdings, Ltd.	1,742,000	3,511,893

Shougang Concord Century Holdings, Ltd. (I)	784,000	31,279

Shougang Concord International Enterprises Company, Ltd. (I)	6,444,000	414,436

22	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Shougang Fushan Resources Group, Ltd.	4,078,000	$1,794,595

Silver Base Group Holdings, Ltd. (L)	518,650	155,680

Silver Grant International, Ltd.	1,890,334	333,359

SIM Technology Group, Ltd. (I)	1,671,000	64,692

Sino Biopharmaceutical	2,340,000	1,346,208

Sino Oil And Gas Holdings, Ltd. (I)	2,745,000	57,028

Sino Prosper State Gold Resources Holdings, Ltd. (I)	438,000	12,933

Sinofert Holdings, Ltd.	2,892,000	715,230

Sinolink Worldwide Holdings, Ltd. (I)	2,918,000	274,942

Sinopec Kantons Holdings, Ltd.	920,000	832,362

Sinotrans Shipping, Ltd.	2,137,000	599,726

Skyworth Digital Holdings, Ltd. (L)	1,397,674	941,212

SMI Corp., Ltd. (I)	48,000	1,390

Solargiga Energy Holdings, Ltd. (I)	997,000	61,631

Sparkle Roll Group, Ltd.	1,144,000	118,130

SRE Group, Ltd. (I)	4,656,000	200,564

Tak Sing Alliance Holdings, Ltd.	734,000	108,863

TCC International Holdings, Ltd.	1,253,417	402,035

TCL Communication Technology Holdings, Ltd.	237,000	71,561

TCL Multimedia Technology Holdings, Ltd.	765,200	608,168

Tech Pro Technology Development, Ltd. (I)	804,000	300,560

Tian An China Investment, Ltd.	976,000	607,048

Tianjin Development Holdings, Ltd. (I)	212,000	160,062

Tianneng Power International, Ltd.	948,700	709,268

Tomson Group, Ltd.	851,443	239,459

Towngas China Company, Ltd.	409,000	358,780

TPV Technology, Ltd.	1,276,588	428,686

Truly International Holdings, Ltd.	1,751,000	688,915

United Energy Group, Ltd. (I)	1,846,000	299,817

Vinda International Holdings, Ltd.	312,000	440,307

VODone, Ltd.	1,941,600	164,904

Wasion Group Holdings, Ltd.	710,000	402,862

Welling Holding, Ltd.	338,000	54,774

Winteam Pharmaceutical Group, Ltd.	132,000	32,975

XTEP International Holdings	101,000	41,303

Yanchang Petroleum International, Ltd. (I)	5,462,273	387,419

Yingde Gases	506,000	592,333

Yip’s Chemical Holdings, Ltd.	218,000	214,952

Yuexiu Property Company, Ltd.	6,895,200	2,393,706

Yuexiu Transport Infrastructure, Ltd.	394,000	223,132

Hungary 0.3%		8,047,445

Danubius Hotel and Spa PLC (I)	951	12,022

EGIS Pharmaceuticals PLC	10,349	857,644

Fotex Holding SE (I)	10,287	6,849

Magyar Telekom Telecommunications PLC	162,750	292,705

MOL Hungarian Oil and Gas PLC	14,280	1,097,527

See notes to financial statements	Semiannual report | Emerging Markets Fund	23

	Shares	Value
Hungary (continued)

OTP Bank PLC	229,203	$4,754,370

PannErgy (I)	2,974	5,164

Richter Gedeon Nyrt	6,691	1,021,164

India 7.6%		190,140,331

3M India, Ltd. (I)	27	1,741

Aanjaneya Lifecare, Ltd.	459	3,135

Aban Offshore, Ltd.	21,138	109,832

ABB, Ltd.	32,944	350,582

ABG Shipyard, Ltd. (I)	16,236	89,511

ACC, Ltd.	20,632	476,213

Adani Enterprises, Ltd.	69,906	275,868

Adani Ports and Special Economic Zone	149,828	393,716

Adani Power, Ltd. (I)	430,015	351,445

Aditya Birla Nuvo, Ltd.	50,286	944,276

Advanta India, Ltd. (I)	65	1,255

Agro Tech Foods, Ltd.	1,994	18,251

AIA Engineering, Ltd.	27	159

Akzo Nobel India, Ltd.	3,239	59,463

Alembic Pharmaceuticals, Ltd.	38,000	57,795

Allahabad Bank	97,853	250,528

Alok Industries, Ltd.	487,315	77,002

Alstom India, Ltd.	14,071	80,151

Amara Raja Batteries, Ltd.	23,775	119,130

Ambuja Cements, Ltd.	251,660	893,825

Amtek Auto, Ltd.	149,007	189,610

Anant Raj Industries, Ltd.	151,998	173,011

Andhra Bank	157,627	266,921

Ansal Properties & Infrastructure, Ltd. (I)	83,467	42,177

Apollo Hospitals Enterprise, Ltd.	44,250	670,782

Apollo Tyres, Ltd.	77,864	118,303

Arvind, Ltd.	144,398	202,313

Ashok Leyland, Ltd.	1,368,930	562,274

Asian Paints, Ltd.	11,884	931,282

Aurobindo Pharma, Ltd.	50,734	150,846

Axis Bank, Ltd.	125,123	3,095,389

Axis Bank, Ltd., GDR	95	2,370

Bajaj Auto, Ltd.	28,118	1,023,518

Bajaj Corp., Ltd.	3,980	16,221

Bajaj Electricals, Ltd.	14,090	47,201

Bajaj Finance, Ltd.	17,501	413,827

Bajaj Finserv, Ltd.	35,935	535,921

Bajaj Hindusthan, Ltd.	266,322	100,886

Bajaj Holdings and Investment, Ltd.	41,862	730,602

Balkrishna Industries, Ltd.	19,674	90,375

Ballarpur Industries, Ltd.	487,134	165,815

Balmer Lawrie & Company, Ltd.	7,980	90,642

Balrampur Chini Mills, Ltd. (I)	160,224	141,498

Bank of Baroda	60,660	783,862

24	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
India (continued)

Bank of India	128,328	$751,587

Bank of Maharashtra	218,538	218,307

BASF India, Ltd.	3,768	41,503

Bata India, Ltd.	11,358	156,399

BEML, Ltd.	19,471	80,256

Berger Paints India, Ltd.	58,110	201,898

BF Utilities, Ltd. (I)	6,868	28,686

BGR Energy Systems, Ltd.	18,048	70,192

Bharat Electronics, Ltd.	8,497	175,564

Bharat Forge, Ltd.	55,904	221,490

Bharat Heavy Electricals, Ltd.	283,188	1,051,325

Bharat Petroleum Corp., Ltd.	57,464	395,664

Bharti Airtel, Ltd. (I)	276,897	1,653,523

Bhushan Steel, Ltd. (I)	2,078	9,545

Bhushan Steel, Ltd.	31,174	263,794

Biocon, Ltd.	18,333	92,360

Birla Corp., Ltd.	41,760	205,494

Blue Dart Express, Ltd.	1,817	77,203

Blue Star, Ltd.	4,203	13,292

Bombay Dyeing & Manufacturing Company, Ltd.	15,400	26,018

Bombay Rayon Fashions, Ltd. (I)	15,869	69,181

Bosch, Ltd.	2,734	436,479

Brigade Enterprises, Ltd.	22,407	28,216

Britannia Industries, Ltd.	23,120	203,861

Cadila Healthcare, Ltd.	23,683	330,300

Cairn India, Ltd.	196,811	1,086,290

Canara Bank	91,968	712,990

Capital First, Ltd.	9,269	26,555

Carborundum Universal, Ltd.	2,776	6,684

Central Bank of India	314,027	408,525

Century Textiles & Industries, Ltd.	32,699	194,528

CESC, Ltd.	49,632	256,573

Chambal Fertilizers & Chemicals, Ltd.	224,870	237,792

Chennai Petroleum Corp., Ltd.	5,582	12,818

Cholamandalam Investment and Finance Company, Ltd.	8,951	50,757

Cipla, Ltd.	129,151	850,522

City Union Bank, Ltd. (I)	32,034	26,408

City Union Bank, Ltd.	128,137	133,246

Clariant Chemicals India, Ltd.	2,333	23,388

CMC, Ltd.	3,493	86,073

Colgate-Palmolive India, Ltd.	16,631	396,126

Container Corp of India	8,362	159,068

Core Education & Technologies, Ltd.	20,514	20,670

Coromandel International, Ltd.	33,351	122,769

Corporation Bank	30,114	220,689

CRISIL, Ltd.	8,966	156,565

Crompton Greaves, Ltd.	117,877	200,355

Cummins India, Ltd.	33,341	290,478

See notes to financial statements	Semiannual report | Emerging Markets Fund	25

	Shares	Value
India (continued)

Dabur India, Ltd.	236,777	$551,183

Dalmia Bharat Enterprises, Ltd.	18,693	56,455

DB Corp., Ltd.	3,741	16,100

DCM Shriram Consolidated	26,804	26,327

Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	85,829

DEN Networks, Ltd. (I)	9,747	33,159

Development Credit Bank, Ltd. (I)	184,559	137,208

Dish TV India, Ltd. (I)	261,785	315,609

Divi’s Laboratories, Ltd.	20,648	386,302

DLF, Ltd.	407,900	2,071,404

Dr. Reddy’s Laboratories, Ltd.	19,634	631,821

Dr. Reddy’s Laboratories, Ltd., ADR (L)	18,324	597,362

Dredging Corp. of India, Ltd. (I)	15,333	57,124

eClerx Services, Ltd.	4,262	46,991

Edelweiss Financial Services, Ltd.	221,050	129,363

Eicher Motors, Ltd.	8,358	422,578

EID Parry India, Ltd.	81,890	218,170

EIH, Ltd.	23,350	27,194

Elder Pharmaceuticals, Ltd.	8,295	48,932

Electrosteel Castings, Ltd.	93,708	34,102

Emami, Ltd.	20,030	217,088

Engineers India, Ltd.	29,019	101,490

Entertainment Network India, Ltd. (I)	2,857	11,419

Era Infra Engineering, Ltd.	23,042	56,421

Eros International Media, Ltd.	9,993	32,533

Escorts, Ltd.	43,887	48,893

Essar Oil, Ltd. (I)	185,559	288,789

Essar Ports, Ltd.	118,939	185,911

Essar Shipping, Ltd. (I)	59,469	23,476

Essel Propack, Ltd.	89,057	57,376

Exide Industries, Ltd.	111,621	257,609

FAG Bearings India, Ltd.	68	1,892

FDC, Ltd.	9,473	15,987

Federal Bank, Ltd.	161,367	1,459,734

Federal-Mogul Goetze India, Ltd. (I)	8,130	29,676

Financial Technologies India, Ltd.	13,029	203,078

Finolex Cables, Ltd.	89,396	79,557

Finolex Industries, Ltd.	64,689	103,143

Fortis Healthcare, Ltd. (I)	99,267	177,150

Fresenius Kabi Oncology, Ltd. (I)	18,162	38,246

GAIL India, Ltd.	184,612	1,128,768

GAIL India, Ltd., GDR	1,143	42,144

Gammon India, Ltd.	77,691	36,931

Gateway Distriparks, Ltd.	73,703	181,646

Gillette India, Ltd.	165	6,510

Gitanjali Gems, Ltd.	50,394	542,981

GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	363,508

Glenmark Pharmaceuticals, Ltd.	38,363	354,456

26	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
India (continued)

Glodyne Technoserve, Ltd.	4,224	$1,365

GMR Infrastructure, Ltd. (I)	467,792	152,043

Godfrey Philips India, Ltd.	379	21,016

Godrej Consumer Products, Ltd.	48,992	650,004

Godrej Industries, Ltd.	16,932	84,101

Godrej Properties, Ltd.	2,593	25,807

Graphite India, Ltd.	80,822	125,303

Grasim Industries, Ltd.	31,208	1,788,895

Greaves Cotton, Ltd.	9,011	12,287

Grindwell Norton, Ltd.	43	196

GTL Infrastructure, Ltd. (I)	14,936	852

Gujarat Alkalies & Chemicals, Ltd.	51,800	128,164

Gujarat Fluorochemicals, Ltd.	32,948	175,886

Gujarat Gas Company, Ltd.	4,533	23,109

Gujarat Mineral Development Corp., Ltd.	32,123	106,868

Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	94,269

Gujarat NRE Coke, Ltd.	85,965	29,643

Gujarat State Fertilisers & Chemicals, Ltd.	209,160	225,079

Gujarat State Petronet, Ltd.	46,716	55,954

Gulf Oil Corp, Ltd.	44,106	52,335

GVK Power & Infrastructure, Ltd. (I)	648,891	127,060

Hathway Cable & Datacom, Ltd. (I)	19,293	84,455

Havells India, Ltd.	21,359	259,927

HBL Power Systems, Ltd.	104,569	23,697

HCL Infosystems, Ltd.	185,657	102,278

HCL Technologies, Ltd.	71,711	956,144

HDFC Bank, Ltd.	480,606	5,577,971

HEG, Ltd.	17,873	60,713

HeidelbergCement India, Ltd. (I)	87,352	67,256

Hero Motorcorp, Ltd.	25,087	772,639

Hexa Tradex, Ltd. (I)	42,642	22,192

Hexaware Technologies, Ltd.	327,232	517,487

Himachal Futuristic Communications (I)	116,428	17,796

Hindalco Industries, Ltd.	1,014,546	1,854,367

Hinduja Ventures, Ltd.	5,652	47,790

Hindustan Oil Exploration Company, Ltd. (I)	20,262	21,624

Hindustan Petroleum Corp., Ltd.	42,367	225,240

Hindustan Unilever, Ltd.	295,625	2,417,612

Honeywell Automation India, Ltd.	130	6,123

Hotel Leela Venture, Ltd. (I)	161,732	69,714

Housing Development & Infrastructure, Ltd. (I)	335,502	375,404

HSIL, Ltd.	27,538	49,246

ICICI Bank, Ltd.	10,085	193,825

ICICI Bank, Ltd., ADR (L)	611,197	25,621,378

IDBI Bank, Ltd.	211,610	341,627

Idea Cellular, Ltd. (I)	811,929	1,740,254

IDFC, Ltd.	666,009	1,829,435

IFCI, Ltd.	799,536	432,129

See notes to financial statements	Semiannual report | Emerging Markets Fund	27

	Shares	Value
India (continued)

India Cements, Ltd.	309,375	$477,876

India Infoline, Ltd.	254,359	309,307

Indiabulls Financial Services, Ltd.	341,835	1,653,066

Indiabulls Infrastructure and Power, Ltd. (I)	1,398,736	135,722

Indiabulls Real Estate, Ltd. (I)	474,148	535,829

Indian Bank	92,080	302,339

Indian Hotels Company, Ltd.	502,469	497,349

Indian Oil Corp., Ltd.	164,255	876,671

Indian Overseas Bank	198,424	254,294

Indraprastha Gas, Ltd.	20,078	94,898

Info Edge India, Ltd.	1,267	8,132

Infosys, Ltd.	21,383	1,147,098

Infosys, Ltd., ADR (L)	100,446	5,417,053

Infotech Enterprises, Ltd.	17,414	54,224

ING Vysya Bank, Ltd.	77,939	772,936

Ingersoll-Rand India, Ltd.	9,856	74,474

Ipca Laboratories, Ltd.	19,633	180,358

IRB Infrastructure Developers, Ltd.	43,945	90,608

ISMT, Ltd.	32,842	8,933

ITC, Ltd.	807,606	4,378,991

IVRCL, Ltd. (I)	361,109	172,951

Jagran Prakashan, Ltd.	14,178	25,376

Jain Irrigation Systems, Ltd.	59,847	65,640

Jaiprakash Associates, Ltd.	620,569	805,764

Jaiprakash Power Ventures, Ltd. (I)	297,473	160,157

Jammu & Kashmir Bank, Ltd.	33,817	782,845

JB Chemicals & Pharmaceuticals, Ltd.	44,422	67,319

JBF Industries, Ltd.	30,363	59,073

Jet Airways India, Ltd. (I)	7,109	69,964

Jindal Poly Films, Ltd.	15,538	44,896

Jindal Saw, Ltd.	176,270	296,921

Jindal Stainless, Ltd. (I)	78,009	79,062

Jindal Steel & Power, Ltd.	202,531	1,337,583

JK Cement, Ltd.	22,552	132,618

JK Lakshmi Cement, Ltd.	70,257	168,941

JM Financial, Ltd.	368,362	110,295

JSW Energy, Ltd.	345,624	343,321

JSW ISPAT Steel, Ltd. (I)	706,176	127,333

JSW Steel, Ltd.	113,498	1,549,479

Jubilant Life Sciences, Ltd.	64,699	199,939

Jyothy Laboratories, Ltd.	21,122	61,421

Kajaria Ceramics, Ltd.	7,804	28,249

Kalpataru Power Transmission, Ltd.	22,050	30,444

Karnataka Bank, Ltd.	140,550	366,662

Karur Vysya Bank, Ltd.	49,942	430,833

Kaveri Seed Company, Ltd.	1,699	42,518

Kesoram Industries, Ltd.	33,435	61,595

Kirloskar Brothers, Ltd.	4,757	13,722

28	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
India (continued)

Kotak Mahindra Bank, Ltd.	111,936	$1,351,584

KPIT Cummins Infosystems, Ltd.	40,015	79,488

KRBL, Ltd.	55,453	24,383

KSB Pumps, Ltd.	7,884	28,420

KSK Energy Ventures, Ltd. (I)	7,103	6,427

Lakshmi Machine Works, Ltd.	589	21,457

Lakshmi Vilas Bank, Ltd.	25,195	41,781

Lanco Infratech, Ltd. (I)	511,323	102,194

Larsen & Toubro, Ltd.	58,496	1,474,460

Larsen & Toubro, Ltd., GDR	27,740	705,452

Lloyds Steel Industries (I)	25,353	5,337

Lupin, Ltd.	57,843	624,276

Madras Cements, Ltd. (I)	106,301	479,125

Mahanagar Telephone Nigam, Ltd., ADR (I)(L)	81,577	69,340

Maharashtra Seamless, Ltd.	54,295	223,515

Mahindra & Mahindra, Ltd.	125,426	2,015,095

Mahindra & Mahindra, Ltd., GDR	19,216	308,944

Mahindra Lifespace Developers, Ltd.	22,771	168,152

Manaksia, Ltd. (I)	35,648	28,807

Mangalore Refinery and Petrochemicals, Ltd.	226,657	248,545

Marico, Ltd.	91,382	356,551

Maruti Suzuki India, Ltd.	16,316	411,232

MAX India, Ltd.	33,592	150,286

McLeod Russel India, Ltd.	51,666	338,662

Mercator, Ltd. (I)	212,137	62,715

Merck, Ltd. (I)	2,868	32,672

MindTree, Ltd.	3,689	58,527

Monnet Ispat & Energy, Ltd.	32,137	141,794

Monsanto India, Ltd.	1,026	11,311

Motherson Sumi Systems, Ltd.	71,568	257,676

Mphasis, Ltd.	13,065	90,691

MRF, Ltd.	1,922	403,633

Mukand, Ltd. (I)	28,732	13,739

Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	49,061

Nagarjuna Oil Refinery, Ltd. (I)	229,114	17,241

Natco Pharma, Ltd.	6,194	47,771

National Aluminium Company, Ltd.	574,204	465,226

National Hydroelectric Power Corp. Ltd.	1,205,379	572,701

Nava Bharat Ventures, Ltd.	43,984	141,448

Navneet Publications India, Ltd.	48,075	54,376

NCC, Ltd.	246,877	171,414

NESCO, Ltd.	1,049	14,873

Nestle India, Ltd.	8,256	723,452

NIIT Technologies, Ltd.	45,471	224,366

NIIT, Ltd.	136,918	57,904

Nitin Fire Protection Industries, Ltd.	42,198	50,386

Noida Toll Bridge Company, Ltd.	171,479	69,966

NTPC, Ltd.	160,582	447,587

See notes to financial statements	Semiannual report | Emerging Markets Fund	29

	Shares	Value
India (continued)

Oberoi Realty, Ltd.	8,032	$41,571

Oil & Natural Gas Corp., Ltd.	214,206	1,233,638

Oil India, Ltd.	61,573	596,277

OMAXE, Ltd. (I)	105,584	290,557

Opto Circuits India, Ltd.	43,971	41,768

Oracle Financial Services Software, Ltd. (I)	9,062	475,688

Orbit Corp., Ltd. (I)	63,959	39,562

Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	63,583

Orient Paper & Industries, Ltd.	82,674	106,088

Oriental Bank of Commerce	67,526	349,204

Orissa Minerals Development Company, Ltd.	400	23,970

Page Industries, Ltd.	1,305	78,649

Panacea Biotec, Ltd. (I)	18,056	47,407

Parsvnath Developers, Ltd. (I)	129,259	102,081

Patel Engineering, Ltd.	24,567	29,335

Peninsula Land, Ltd.	89,370	85,150

Persistent Systems, Ltd.	753	7,578

Petronet LNG, Ltd.	106,297	273,005

Pfizer, Ltd.	1,678	32,690

Phoenix Mills, Ltd.	1,084	4,991

Pidilite Industries, Ltd.	62,233	277,922

Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	116,461

Piramal Enterprises, Ltd.	87,007	903,192

Plethico Pharmaceuticals, Ltd. (I)	5,976	22,599

Polaris Financial Technology, Ltd.	39,735	87,168

Polyplex Corp., Ltd.	18,044	57,746

Power Grid Corp. of India Ltd.	340,260	655,949

Praj Industries, Ltd.	57,344	42,677

Prism Cement, Ltd.	71,827	55,529

PTC India, Ltd.	222,817	270,799

Punj Lloyd, Ltd.	224,909	167,687

Punjab National Bank, Ltd. (I)	5,000	80,941

Radico Khaitan, Ltd.	20,886	52,249

Rain Commodities Ltd.	114,375	74,743

Rajesh Exports, Ltd.	43,299	101,683

Rallis India, Ltd.	32,506	68,167

Ranbaxy Laboratories, Ltd. (I)	31,761	221,643

Ranbaxy Laboratories, Ltd., GDR (I)	2,335	16,311

Raymond, Ltd.	43,363	250,021

Redington India, Ltd.	66,332	102,558

REI Agro, Ltd. (I)	164,589	27,723

REI Six Ten Retail, Ltd. (I)	7,790	379

Reliance Capital, Ltd.	108,604	722,407

Reliance Communications, Ltd.	617,273	711,193

Reliance Industries, Ltd.	1,112,068	16,709,764

Reliance Industries, Ltd., GDR (S)	31,730	959,014

Reliance Infrastructure, Ltd.	72,487	557,712

Reliance Power, Ltd. (I)	555,888	742,872

30	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
India (continued)

Rolta India, Ltd.	153,518	$183,666

Ruchi Soya Industries, Ltd.	127,227	144,887

Rural Electrification Corp., Ltd.	370,755	1,564,072

S Kumars Nationwide, Ltd. (I)	142,150	23,689

Sadbhav Engineering, Ltd.	2,751	5,551

Sanwaria Agro Oils, Ltd. (I)	559	318

Satyam Computer Services, Ltd. (I)	270,166	591,314

Schneider Electric Infrastructure, Ltd.	29,017	42,098

SEAMEC, Ltd. (I)	1,839	2,031

Sesa Goa, Ltd.	194,063	560,138

Shipping Corp. of India, Ltd. (I)	29,724	25,733

Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	24,233

Shoppers Stop, Ltd.	10,088	77,575

Shree Cement, Ltd.	1,858	148,614

Shree Renuka Sugars, Ltd. (I)	423,210	184,806

Shriram Transport Finance Company, Ltd.	43,154	541,203

Sintex Industries, Ltd.	88,110	87,751

SJVN, Ltd.	43,447	16,710

SKF India, Ltd.	4,232	40,028

Sobha Developers, Ltd.	50,252	364,269

Solar Industries India, Ltd.	1,134	20,641

South Indian Bank, Ltd.	847,658	397,890

SREI Infrastructure Finance, Ltd.	294,220	180,241

SRF, Ltd.	19,638	66,849

State Bank of Bikaner & Jaipur	18,445	146,701

State Bank of India	49,639	1,919,518

State Bank of India, GDR	4,501	375,529

Steel Authority of India, Ltd.	369,419	484,012

Sterling Biotech, Ltd. (I)	96,778	8,610

Sterlite Industries India, Ltd., ADR	349,435	2,463,517

Sterlite Technologies, Ltd.	53,825	27,337

Strides Arcolab, Ltd.	10,655	181,006

Styrolution ABS India, Ltd.	189	2,192

Sun Pharma Advanced Research Company, Ltd. (I)	51,105	101,366

Sun Pharmaceutical Industries, Ltd.	111,238	1,630,290

Sun TV Network, Ltd.	28,201	212,718

Sundaram Finance, Ltd.	17,300	154,724

Supreme Industries, Ltd.	11,409	66,188

Suzlon Energy, Ltd. (I)	534,875	168,432

Syndicate Bank	165,888	354,310

Tamilnadu Newsprint & Papers, Ltd.	37,939	66,172

Tata Chemicals, Ltd.	74,739	448,953

Tata Communications, Ltd.	33,200	136,350

Tata Communications, Ltd., ADR (L)	63,885	521,302

Tata Consultancy Services, Ltd.	140,278	3,916,766

Tata Elxsi, Ltd.	5,653	20,018

Tata Global Beverages, Ltd.	459,764	1,074,170

Tata Investment Corp., Ltd.	15,423	123,343

See notes to financial statements	Semiannual report | Emerging Markets Fund	31

	Shares	Value
India (continued)

Tata Motors, Ltd.	366,104	$1,960,563

Tata Motors, Ltd., ADR (L)	53,090	1,440,863

Tata Power Company, Ltd.	459,761	801,909

Tata Steel, Ltd.	302,239	1,917,068

Tata Teleservices Maharashtra, Ltd. (I)	179,695	32,335

Tech Mahindra, Ltd.	10,490	202,073

Texmaco Rail & Engineering, Ltd.	5,288	5,448

The Great Eastern Shipping Company, Ltd.	84,792	374,104

Thermax, Ltd.	11,265	120,282

Time Technoplast, Ltd.	105,115	78,091

Titagarh Wagons, Ltd.	8,719	31,023

Titan Industries, Ltd.	96,547	468,666

Torrent Pharmaceuticals, Ltd.	14,751	183,046

Torrent Power, Ltd.	9,093	27,272

Trent, Ltd.	871	18,055

Triveni Turbine, Ltd.	25,986	24,146

TTK Prestige, Ltd.	1,939	117,297

Tube Investments of India, Ltd.	10,448	29,555

TV18 Broadcast, Ltd. (I)	129,279	60,456

TVS Motor Company, Ltd.	47,690	33,828

UCO Bank	198,438	210,951

Uflex, Ltd.	34,032	48,059

Ultratech Cement, Ltd.	27,084	931,324

Union Bank of India, Ltd.	122,021	479,527

Unitech, Ltd. (I)	747,580	376,135

United Breweries, Ltd.	29,446	334,585

United Phosphorus, Ltd.	59,880	129,163

United Spirits, Ltd. (I)	52,796	1,788,791

Usha Martin, Ltd. (I)	176,167	79,960

V-Guard Industries, Ltd.	4,066	34,047

Vardhman Special Steels, Ltd. (I)	1,653	790

Vardhman Textiles, Ltd.	8,267	42,539

Videocon Industries, Ltd.	86,553	309,441

Vijaya Bank	167,219	151,424

VIP Industries, Ltd.	21,685	26,678

Voltas, Ltd.	67,658	100,072

VST Industries, Ltd.	2,273	66,233

Welspun Corp, Ltd.	14,506	15,462

Wipro, Ltd.	162,564	1,249,724

Wockhardt, Ltd. (I)	20,900	743,461

Wyeth, Ltd.	346	5,459

Yes Bank, Ltd.	90,602	796,183

Zee Entertainment Enterprises, Ltd.	220,526	890,868

Zuari Agro Chemicals, Ltd. (I)	9,847	34,086

Zuari Global, Ltd.	9,847	13,539

Zydus Wellness, Ltd.	2,372	20,484

Zylog Systems Ltd.	19,130	18,698

32	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Indonesia 3.5%		$88,559,148

Ace Hardware Indonesia Tbk PT	410,000	30,977

Adaro Energy Tbk PT	4,837,000	784,169

Adhi Karya Persero Tbk PT	823,000	218,794

Agung Podomoro Land Tbk PT	278,500	13,106

AKR Corporindo Tbk PT	2,318,500	1,071,364

Alam Sutera Realty Tbk PT	7,839,500	754,047

Aneka Tambang Persero Tbk PT	5,330,000	709,289

Asahimas Flat Glass Tbk PT (I)	113,500	94,528

Astra Agro Lestari Tbk PT	268,500	511,567

Astra Graphia Tbk PT	606,500	107,077

Astra International Tbk PT	6,507,500	5,354,564

Bakrie & Brothers Tbk PT (I)	129,839,261	671,802

Bakrie Sumatera Plantations Tbk PT	17,913,000	202,070

Bakrie Telecom Tbk PT (I)	34,369,000	177,405

Bakrieland Development Tbk PT (I)	43,066,000	262,061

Bank Bukopin Tbk PT	4,762,666	383,838

Bank Central Asia Tbk PT	4,506,500	5,116,434

Bank Danamon Indonesia Tbk PT	4,266,371	2,779,038

Bank Mandiri Persero Tbk PT	5,420,646	5,628,554

Bank Negara Indonesia Persero Tbk PT	5,152,103	2,450,441

Bank Pan Indonesia Tbk PT (I)	9,167,000	805,039

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	905,000	114,113

Bank Permata Tbk PT (I)	25,500	4,060

Bank Rakyat Indonesia Persero Tbk PT	5,084,000	4,959,054

Bank Tabungan Negara Persero Tbk PT	1,675,798	282,174

Bank Tabungan Pensiunan Nasional Tbk PT (I)	167,000	81,294

Barito Pacific Tbk PT (I)	3,118,500	127,213

Bayan Resources Tbk PT	98,000	82,137

Berau Coal Energy Tbk PT	150,000	4,257

Berlian Laju Tanker Tbk PT (I)	11,916,666	0

Bhakti Investama Tbk PT	22,152,800	1,167,025

Bisi International PT	203,000	17,036

Budi Acid Jaya Tbk PT (I)	2,039,000	24,664

Bumi Resources Tbk PT	30,622,430	2,595,274

Bumi Serpong Damai PT	8,460,000	1,397,653

BW Plantation Tbk PT	1,403,000	197,151

Central Proteinaprima Tbk PT (I)	30,464,500	119,796

Chandra Asri Petrochemical Tbk PT (I)	8,000	2,232

Charoen Pokphand Indonesia Tbk PT	3,630,920	1,651,963

Ciputra Development Tbk PT	16,645,500	1,910,251

Ciputra Surya Tbk PT	1,437,500	419,100

Citra Marga Nusaphala Persada Tbk PT	1,385,500	257,746

Darma Henwa Tbk PT (I)	20,860,500	107,935

Davomas Abadi Tbk PT (I)	8,435,500	43,646

Delta Dunia Makmur Tbk PT (I)	4,163,000	94,477

Elnusa Tbk PT (I)	2,863,500	58,280

Energi Mega Persada Tbk PT (I)	40,739,638	438,067

Gajah Tunggal Tbk PT	2,601,000	591,016

See notes to financial statements	Semiannual report | Emerging Markets Fund	33

	Shares	Value
Indonesia (continued)

Global Mediacom Tbk PT	6,626,000	$1,574,640

Gozco Plantations Tbk PT	5,611,200	107,449

Gudang Garam Tbk PT	416,243	2,076,146

Hanson International Tbk PT (I)	3,071,500	139,534

Harum Energy Tbk PT	481,000	273,036

Hexindo Adiperkasa Tbk PT	117,000	77,395

Holcim Indonesia Tbk PT	1,001,500	380,905

Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,870,000	453,816

Indika Energy Tbk PT	1,908,000	275,683

Indo Tambangraya Megah Tbk PT	174,000	725,644

Indocement Tunggal Prakarsa Tbk PT	645,500	1,462,837

Indofood CBP Sukses Makmur Tbk PT	355,000	311,725

Indofood Sukses Makmur Tbk PT	4,542,000	3,430,548

Indomobil Sukses Internasional Tbk PT	202,000	112,651

Indosat Tbk PT	420,000	275,666

Indosat Tbk PT, ADR	500	16,350

Inovisi Infracom Tbk PT (I)	41,500	30,050

Intiland Development Tbk PT	3,553,500	187,315

Japfa Comfeed Indonesia Tbk PT	721,500	607,265

Jasa Marga Tbk PT	1,128,500	646,141

Kalbe Farma Tbk PT	13,072,500	1,742,956

Kawasan Industri Jababeka Tbk PT (I)	15,626,500	419,328

Lippo Cikarang Tbk PT (I)	153,000	63,588

Lippo Karawaci Tbk PT	25,745,625	3,009,245

Malindo Feedmill Tbk PT	555,500	173,625

Matahari Putra Prima Tbk PT	3,619,500	666,822

Mayora Indah Tbk PT	221,750	573,784

Medco Energi Internasional Tbk PT	2,289,000	398,021

Media Nusantara Citra Tbk PT	3,515,000	1,071,962

Mitra Adiperkasa Tbk PT	1,032,000	833,139

Mitra International Resources Tbk PT (I)	5,235,500	37,835

Modern Internasional Tbk PT	80,600	8,398

Nippon Indosari Corpindo Tbk PT	130,500	83,613

Nusantara Infrastructure Tbk PT (I)	2,429,000	55,252

Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	73,996

Pakuwon Jati Tbk PT	6,302,000	234,591

Panin Financial Tbk PT (I)	18,582,500	393,671

Panin Insurance Tbk PT	1,443,000	102,810

Pembangunan Perumahan Persero Tbk PT	585,000	55,746

Perusahaan Gas Negara Persero Tbk PT	3,428,500	1,701,277

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	834,209

Polychem Indonesia Tbk PT (I)	1,930,000	70,905

Ramayana Lestari Sentosa Tbk PT	4,070,000	555,015

Resource Alam Indonesia Tbk PT	218,000	60,266

Samindo Resources Tbk PT (I)	31,500	2,348

Sampoerna Agro Tbk PT	1,086,500	247,006

Samudera Indonesia Tbk PT	74,500	30,440

Selamat Sempurna Tbk PT	1,188,000	309,929

34	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Indonesia (continued)

Semen Gresik Persero Tbk PT	1,264,500	$2,267,840

Sentul City Tbk PT (I)	14,266,000	435,644

Sinar Mas Multiartha Tbk PT	37,000	17,428

Sugih Energy Tbk PT (I)	1,567,500	60,657

Summarecon Agung Tbk PT	9,612,500	2,313,063

Surya Citra Media Tbk PT	167,500	44,621

Surya Semesta Internusa Tbk PT	3,281,500	509,454

Suryainti Permata Tbk PT (I)	1,802,000	16,596

Tambang Batubara Bukit Asam Persero Tbk PT	479,500	749,547

Telekomunikasi Indonesia Persero Tbk PT	398,500	444,113

Telekomunikasi Indonesia Tbk PT, ADR (L)	69,787	3,102,730

Tiga Pilar Sejahtera Food Tbk	1,428,500	192,191

Timah Persero Tbk PT	915,000	138,801

Tower Bersama Infrastructure Tbk PT (I)	450,000	260,528

Trada Maritime Tbk PT (I)	4,824,000	707,879

Trias Sentosa Tbk PT	1,000,000	36,806

Trimegah Securities Tbk PT (I)	1,540,500	18,922

Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	100,564

Tunas Baru Lampung Tbk PT	1,536,000	78,598

Tunas Ridean Tbk PT	872,500	82,196

Unilever Indonesia Tbk PT	553,000	1,304,942

United Tractors Tbk PT	792,000	1,582,406

Vale Indonesia Tbk PT	3,245,000	903,457

Wijaya Karya Persero Tbk PT	2,967,500	542,979

Xl Axiata Tbk PT	1,416,000	798,835

Israel 0.0%		141,236

Mivtach Shamir Holdings, Ltd.	5,896	141,236

Luxembourg 0.1%		1,435,235

Brait SE (I)	399,334	1,430,439

O’Key Group SA, GDR	417	4,796

Malaysia 3.8%		93,763,537

Adventa BHD	25,200	2,162

Aeon Company BHD	65,200	271,861

Aeon Credit Service M BHD	6,360	25,179

Affin Holdings BHD	430,900	459,530

AirAsia BHD	1,519,200	1,430,603

Alam Maritim Resources BHD (I)	267,200	71,200

Alliance Financial Group BHD	1,182,400	1,647,467

AMMB Holdings BHD	2,013,350	4,119,790

Amway Malaysia Holdings BHD	400	1,456

Ann Joo Resources BHD	256,700	103,743

APM Automotive Holdings BHD	192,600	311,426

Asas Dunia BHD	94,000	42,052

Axiata Group BHD	889,400	1,842,797

Batu Kawan BHD	19,400	113,501

Berjaya Assets BHD	458,500	131,945

Berjaya Corp. BHD	3,698,200	645,644

See notes to financial statements	Semiannual report | Emerging Markets Fund	35

	Shares	Value
Malaysia (continued)

Berjaya Land BHD	846,900	$227,326

Berjaya Sports Toto BHD	398,768	542,235

BIMB Holdings BHD	269,100	269,906

Bintulu Port Holdings BHD	300	680

Bolton BHD (I)	85,575	22,855

Boustead Heavy Industries Corp. BHD	16,400	9,904

Boustead Holdings BHD	486,706	756,674

British American Tobacco Malaysia BHD	72,700	1,434,721

Bumi Armada BHD	125,000	153,256

Bursa Malaysia BHD	397,000	847,953

C.I. Holdings BHD	8,500	2,559

Cahya Mata Sarawak BHD	265,700	264,705

Carlsberg Brewery-Malay BHD	123,400	515,517

CB Industrial Product Holding BHD	251,170	206,411

CIMB Group Holdings BHD	2,300,900	5,356,127

Coastal Contracts BHD	244,266	159,742

CSC Steel Holdings BHD	234,900	91,252

Dayang Enterprise Holdings BHD	116,400	96,042

Dialog Group BHD	760,100	572,509

DiGi.Com BHD	1,138,380	1,681,602

DRB–Hicom BHD	933,100	776,005

Dutch Lady Milk Industries BHD	9,900	147,211

Eastern & Oriental BHD	830,700	424,391

ECM Libra Financial Group BHD	311,610	86,780

Elk-Desa Resources BHD (I)	14,960	6,002

Evergreen Fibreboard BHD	570,300	113,388

Faber Group BHD	287,400	135,400

Fraser & Neave Holdings BHD	46,900	274,717

Gamuda BHD	1,248,000	1,550,449

Genting BHD	934,100	2,867,005

Genting Malaysia BHD	3,357,900	4,015,516

Genting Plantations BHD	193,400	530,130

Globetronics Technology BHD	172,980	100,653

Glomac BHD	411,400	115,811

Goldis BHD (I)	335,625	217,012

Green Packet BHD (I)	127,800	15,687

Guinness Anchor BHD	86,900	470,004

GuocoLand Malaysia BHD	37,100	9,829

Hai-O Enterprise BHD	13,700	10,064

HAP Seng Consolidated BHD	939,800	477,220

Hap Seng Plantations Holdings BHD	204,700	182,119

Hartalega Holdings BHD	195,200	300,814

HO WAH Genting BHD (I)	671,700	46,734

Hock Seng LEE BHD	107,492	51,479

Hong Leong Bank BHD	257,840	1,216,231

Hong Leong Financial Group BHD	265,900	1,233,085

Hong Leong Industries BHD	55,300	76,032

Hunza Properties BHD	102,400	47,355

36	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Malaysia (continued)

Hwang-DBS Malaysia BHD (I)	69,400	$85,330

IGB Corp. BHD	1,390,740	1,012,140

IJM Corp. BHD	1,524,980	2,529,508

IJM Land BHD	437,700	309,215

IJM Plantations BHD	164,400	155,850

Insas BHD	488,074	67,062

Integrated Logistics BHD	175,560	51,729

Integrax BHD	74,400	30,538

IOI Corp. BHD	1,098,100	1,742,132

JAKS Resources BHD (I)	413,200	46,811

Jaya Tiasa Holdings BHD	178,605	103,414

JCY International BHD	623,800	100,937

JT International BHD	13,900	28,382

K&N Kenanga Holdings BHD	154,200	27,452

Karambunai Corp. BHD (I)	1,224,300	43,544

Keck Seng Malaysia BHD	319,250	433,886

Kian JOO CAN Factory BHD	332,000	251,179

Kim Loong Resources BHD	37,800	26,820

Kinsteel BHD (I)	706,200	68,571

KLCC Property Holdings BHD	595,000	1,258,646

KNM Group BHD (I)	1,300,625	199,747

Kossan Rubber Industries	59,000	63,765

KPJ Healthcare BHD	401,900	758,171

KSK Group BHD	572,800	107,544

KSL Holdings BHD (I)	210,966	113,980

Kuala Lumpur Kepong BHD	191,558	1,283,404

KUB Malaysia BHD (I)	592,900	69,867

Kulim Malaysia BHD	511,700	592,754

Kumpulan Europlus BHD (I)	210,500	53,689

Kumpulan Fima BHD	93,300	55,854

Kumpulan Perangsang Selangor BHD	164,000	51,716

Lafarge Malayan Cement BHD	127,600	402,518

Landmarks BHD (I)	325,700	96,435

LBS Bina Group BHD (I)	210,000	57,768

Lion Corp. BHD (I)	324,258	25,139

Lion Diversified Holdings BHD	670,700	56,211

Lion Industries Corp. BHD	544,000	165,264

LPI Capital BHD	10,300	44,846

Mah Sing Group BHD	88,600	60,141

Malayan Banking BHD	1,687,556	4,996,513

Malayan Flour Mills BHD	75,500	30,052

Malaysia Airports Holdings BHD	127,294	225,511

Malaysia Building Society BHD	151,526	121,561

Malaysia Marine And Heavy Engineering Holdings BHD	83,900	109,774

Malaysian Airline System BHD (I)	793,600	188,774

Malaysian Bulk Carriers BHD	91,200	44,563

Malaysian Pacific Industries BHD	20,738	16,627

Malaysian Resources Corp. BHD	1,018,700	424,496

See notes to financial statements	Semiannual report | Emerging Markets Fund	37

	Shares	Value
Malaysia (continued)

Masterskill Education Group BHD	10,700	$2,128

Maxis BHD	765,785	1,578,441

MBM Resources BHD	98,150	107,997

Media Prima BHD	787,280	555,445

Mega First Corp. BHD	193,700	99,000

MISC BHD (I)	609,650	1,040,877

MK Land Holdings BHD	623,400	59,432

MKH BHD	113,861	74,742

MMC Corp. BHD	988,700	803,040

MNRB Holdings BHD	18,000	14,838

Mudajaya Group BHD	103,100	81,702

Muhibbah Engineering Malaysia BHD	350,900	92,447

Mulpha International BHD (I)	2,169,700	259,662

My EG Services BHD	82,400	20,378

Naim Holdings BHD	148,000	91,875

NCB Holdings BHD	29,600	45,513

Nestle Malaysia BHD	1,900	36,778

NTPM Holdings BHD	3,100	472

Oriental Holdings BHD	377,920	1,036,860

OSK Holdings BHD	812,645	378,465

Padini Holdings BHD	322,700	190,943

Panasonic Manufacturing Malaysia BHD	8,900	59,879

Paramount Corp. BHD	68,320	35,593

Parkson Holdings BHD	440,800	657,625

Pelikan International Corp. BHD	365,670	71,574

Perdana Petroleum BHD (I)	79,400	33,172

Perisai Petroleum Teknologi BHD (I)	559,800	183,012

Petronas Chemicals Group BHD	595,400	1,221,997

Petronas Dagangan BHD	96,800	736,706

Petronas Gas BHD	192,300	1,140,259

PJ Development Holdings BHD	297,900	75,675

POS Malaysia BHD	199,900	244,536

PPB Group BHD	563,100	2,256,501

Press Metal BHD	170,300	98,050

Protasco BHD	141,500	44,337

Public Bank BHD	265,400	1,382,059

Puncak Niaga Holding BHD (I)	49,000	21,258

QL Resources BHD	224,900	218,375

RCE Capital BHD	491,550	37,365

RHB Capital BHD	730,734	1,856,739

Sapurakencana Petroleum BHD (I)	1,258,057	1,180,559

Sarawak Oil Palms BHD	85,900	140,353

Scomi Group BHD (I)	1,525,800	153,089

Selangor Dredging BHD	328,000	80,499

Selangor Properties BHD	18,300	21,490

Shangri-La Hotels BHD	24,100	29,692

Shell Refining Company Federation of Malaya BHD	145,700	392,764

SHL Consolidated BHD	185,100	77,861

38	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Malaysia (continued)

Sime Darby BHD	948,596	$2,826,066

Star Publications Malaysia BHD	27,300	23,236

Sunway BHD (I)	655,671	528,138

Supermax Corp. BHD	259,800	153,858

Suria Capital Holdings BHD	286,100	143,462

Syarikat Takaful Malaysia BHD	11,700	21,577

TA Ann Holdings BHD	369,340	405,989

TA Enterprise BHD	1,731,500	282,916

TA Global BHD	1,466,040	108,976

TAN Chong Motor Holdings BHD	145,300	241,693

Tasek Corp. BHD	1,700	7,944

TDM BHD	158,783	173,561

Telekom Malaysia BHD	368,100	633,642

Tenaga Nasional BHD	840,400	1,887,472

TH Plantations BHD (I)	154,300	101,349

Three-A Resources BHD	5,500	1,781

Time.com BHD	459,740	568,519

Top Glove Corp. BHD	332,600	590,872

Tradewinds Corp. BHD	576,400	190,255

Tradewinds Malaysia BHD	148,300	443,705

Tradewinds Plantation BHD	14,600	21,055

Trinity Corp. BHD (I)	1,080,000	13,875

TSH Resources BHD	265,400	187,277

Uchi Technologies BHD	68,200	26,039

UEM Land Holdings BHD (I)	872,766	646,804

UMW Holdings BHD	308,700	1,278,763

Unico-Desa Plantations BHD	149,600	53,676

Unisem Malaysia BHD	640,620	174,863

United Malacca BHD	112,550	256,431

United Plantations BHD	23,200	200,227

VS Industry BHD	158,097	69,146

Wah Seong Corp. BHD	213,200	114,531

WCT BHD	197,955	141,365

Wing Tai Malaysia BHD	302,600	185,099

WTK Holdings BHD	255,000	73,846

YNH Property BHD	629,296	384,854

YTL Corp. BHD	4,532,258	2,419,912

YTL E-Solutions BHD	86,200	17,686

YTL Power International BHD	695,800	342,279

Zelan BHD (I)	600,800	43,772

Zhulian Corp. BHD	41,300	35,687

Mexico 5.7%		142,020,211

Alfa SAB de CV, Class A	3,600,021	8,661,225

Alsea SAB de CV (I)	496,745	1,244,922

America Movil SAB de CV, Series L	4,731,500	4,944,805

America Movil SAB de CV, Series L, ADR (L)	258,368	5,397,308

Arca Continental SAB de CV	1,139,387	8,586,987

Axtel SAB de CV (I)	1,028,937	233,766

See notes to financial statements	Semiannual report | Emerging Markets Fund	39

	Shares	Value
Mexico (continued)

Bolsa Mexicana de Valores SAB de CV	412,494	$1,006,631

Cemex SAB de CV, ADR (I)(L)	1,246,519	13,387,614

Coca-Cola Femsa SAB de CV, ADR (L)	30,931	5,216,204

Compartamos SAB de CV	73,796	117,823

Consorcio ARA SAB de CV (I)	1,131,662	439,737

Controladora Comercial Mexicana SAB de CV	861,445	2,979,564

Corporacion GEO SAB de CV, Series B (I)	777,652	654,920

Desarrolladora Homex SAB de CV (I)	173,000	344,250

Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	352,335

Dine SAB de CV (I)	103,700	32,496

El Puerto de Liverpool SAB de CV	14,730	166,565

Empresas ICA SAB de CV, ADR (I)(L)	231,841	2,670,808

Fomento Economico Mexicano SAB de CV, ADR (L)	114,228	12,763,837

Genomma Lab Internacional SAB de CV (I)(L)	158,000	381,862

GMD Resorts SAB de CV (I)	61,000	15,770

Gruma SAB de CV, Class B (I)	394,374	1,390,322

Grupo Aeroportuario del Centro Norte SAB de CV	205,789	698,079

Grupo Aeroportuario del Centro Norte SAB de CV, ADR (L)	14,736	406,714

Grupo Aeroportuario del Pacifico SAB de CV, ADR (L)	69,568	4,309,738

Grupo Aeroportuario del Sureste SAB de CV, ADR (L)	34,325	4,526,438

Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	359,036

Grupo Bimbo SAB de CV	904,200	2,466,538

Grupo Carso SAB de CV, Series A1	773,915	3,746,936

Grupo Cementos de Chihuahua SAB de CV (I)	57,000	198,714

Grupo Elektra SA de CV	7,215	299,576

Grupo Famsa SAB de CV, Class A (I)	289,538	419,635

Grupo Financiero Banorte SAB de CV, Series O	1,707,270	12,626,085

Grupo Financiero Inbursa SAB de CV, Series O	80,200	226,189

Grupo Gigante SAB de CV	168,900	328,153

Grupo Herdez SAB de CV	10,000	30,162

Grupo Industrial Maseca SAB de CV, Series B	2,600	3,106

Grupo Industrial Saltillo SAB de CV	100,600	239,589

Grupo KUO SAB de CV, Series B	164,700	415,345

Grupo Mexicano de Desarrollo SAB de CV (I)	67,000	40,154

Grupo Mexico SAB de CV, Series B	1,466,924	5,751,832

Grupo Modelo SAB de CV	149,400	1,342,482

Grupo Simec SAB de CV, Series B (I)	197,942	834,751

Grupo Televisa SAB, ADR (L)	162,560	4,361,485

Industrias Bachoco SAB de CV, ADR	2,203	66,200

Industrias Bachoco SAB de CV, Series B	24,800	61,784

Industrias CH SAB de CV, Series B (I)	292,935	2,419,065

Industrias Penoles SAB de CV	26,695	1,233,848

Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	971,877

Kimberly-Clark de Mexico SAB de CV	535,663	1,694,962

Mexichem SAB de CV	306,726	1,533,083

Minera Frisco SAB de CV, Class A1 (I)	1,405,544	5,920,781

Organizacion Soriana SAB de CV, Series B	1,811,012	6,326,351

Promotora y Operadora de Infraestructura SAB de CV (I)	2,766	19,719

40	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Mexico (continued)

Qualitas Controladora SAB de CV (I)	364,900	$651,783

Sare Holding SAB de CV, Class B (I)	423,014	27,506

TV Azteca SA de CV	119,754	83,310

Urbi Desarrollos Urbanos SAB de CV (I)	883,860	308,133

Wal-Mart de Mexico SAB de CV	1,940,633	6,081,321

Netherlands 0.1%		1,699,053

Cinema City International NV (I)	2,765	25,244

VimpelCom, Ltd., ADR (L)	140,185	1,673,809

Peru 0.1%		2,182,246

Compania de Minas Buenaventura SA, ADR (L)	21,714	556,313

Credicorp, Ltd. (L)	10,841	1,625,933

Philippines 1.6%		38,947,362

Aboitiz Equity Ventures, Inc.	575,700	829,722

Aboitiz Power Corp.	650,700	616,136

Alliance Global Group, Inc.	2,072,100	1,019,262

Alsons Consolidated Resources, Inc.	629,000	20,425

Atlas Consolidated Mining & Development (I)	664,800	351,627

Ayala Corp.	67,840	966,912

Ayala Land, Inc.	2,713,100	2,135,315

Bank of the Philippine Islands	320,910	836,633

BDO Unibank, Inc. (I)	974,201	2,372,059

Belle Corp. (I)	4,310,000	625,264

Cebu Air, Inc.	271,510	440,848

China Banking Corp.	236,170	383,845

COL Financial Group, Inc.	10,000	4,781

DMCI Holdings, Inc.	584,200	768,597

Empire East Land Holdings, Inc. (I)	5,540,000	141,699

Energy Development Corp. (I)	7,441,300	1,387,258

Filinvest Land, Inc.	16,089,750	779,000

First Gen Corp. (I)	788,300	509,990

First Philippine Holdings Corp.	356,370	996,723

Global-Estate Resorts, Inc. (I)	257,000	12,693

Globe Telecom, Inc.	21,030	581,895

International Container Terminal Services, Inc.	648,840	1,308,557

JG Summit Holdings, Inc.	69,400	67,360

Jollibee Foods Corp.	310,630	970,376

Lepanto Consolidated Mining, Class B (I)	6,536,000	205,681

Lopez Holdings Corp.	3,321,500	612,693

Manila Electric Company	70,950	547,921

Manila Water Company, Inc.	501,700	447,939

Megaworld Corp.	17,533,000	1,694,752

Metro Pacific Investments Corp.	4,557,000	582,825

Metropolitan Bank & Trust Company	356,149	998,565

Pepsi-Cola Products Philippines, Inc. (I)	1,098,000	175,478

Philippine Long Distance Telephone Company	19,105	1,372,081

Philippine National Bank (I)	347,670	886,986

Philippine Stock Exchange, Inc.	14,120	161,328

See notes to financial statements	Semiannual report | Emerging Markets Fund	41

	Shares	Value
Philippines (continued)

Philodrill Corp.	105,830,000	$111,608

Philweb Corp.	628,140	223,612

Rizal Commercial Banking Corp.	420,900	651,601

Robinsons Land Corp.	2,689,950	1,504,752

San Miguel Corp.	218,024	664,373

Security Bank Corp.	174,272	756,382

Semirara Mining Corp.	109,080	638,808

SM Development Corp.	893,335	188,303

SM Investments Corp.	111,200	2,857,388

SM Prime Holdings, Ltd.	2,200,750	1,028,414

Union Bank of Philippines	313,910	960,078

Universal Robina Corp.	1,105,900	2,577,794

Vista Land & Lifescapes, Inc.	7,214,000	971,023

Poland 1.6%		39,489,613

Agora SA	59,188	158,996

Alchemia SA (I)	52,659	75,419

AmRest Holdings SE (I)	3,761	104,090

Asseco Poland SA	121,418	1,645,290

ATM SA (I)	1,309	4,422

ATM Systems SA (I)	1,309	605

Bank Handlowy w Warszawie SA	37,157	1,049,830

Bank Millennium SA (I)	773,673	1,162,886

Bank Pekao SA	43,915	2,214,608

Bank Zachodni WBK SA	4,332	368,137

Bioton SA (I)	6,393,772	121,820

Boryszew SA (I)	1,528,073	220,439

BRE Bank SA (I)(L)	9,398	996,447

Budimex SA	13,629	316,508

CD Projekt Red SA (I)	132,426	305,581

Ciech SA (I)	59,120	398,359

City Interactive SA (I)	4,730	39,637

ComArch SA	2,909	80,982

Cyfrowy Polsat SA (I)	59,924	309,436

Emperia Holding SA	9,014	153,161

Enea SA	63,684	310,310

Eurocash SA	43,467	725,009

Fabryki Mebli Forte SA	21,944	110,415

Firma Oponiarska Debica SA	7,943	164,911

Getin Holding SA (I)	169,382	151,068

Getin Noble Bank SA (I)	286,720	170,620

Grupa Kety SA	19,894	899,944

Grupa Lotos SA (I)	95,939	1,260,911

Hawe SA (I)	95,254	106,160

Impexmetal SA (I)	86,653	87,301

ING Bank Slaski SA (I)	22,258	625,857

Inter Cars SA	500	15,764

Jastrzebska Spolka Weglowa SA	6,335	189,098

KGHM Polska Miedz SA	54,773	3,116,869

42	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Poland (continued)

Kopex SA (I)	55,318	$266,533

LC Corp. SA (I)	368,248	121,172

LPP SA	368	544,527

Lubelski Wegiel Bogdanka SA	35,336	1,438,733

MCI Management SA (I)	26,839	58,630

Netia SA (I)	413,108	603,784

NG2 SA	4,994	111,113

Orbis SA	58,726	670,531

Pelion SA	8,974	118,632

Petrolinvest SA (I)	3,994	1,623

Pfleiderer Grajewo SA (I)	6,153	29,665

PGE SA	422,032	2,153,500

Polimex-Mostostal SA (I)	505,319	85,931

Polnord SA (I)	21,527	64,249

Polski Koncern Naftowy Orlen SA (I)	349,403	5,874,019

Polskie Gornictwo Naftowe i Gazownictwo SA (I)	691,934	1,243,686

Powszechna Kasa Oszczednosci Bank Polski SA	224,419	2,515,697

Powszechny Zaklad Ubezpieczen SA	20,858	2,641,935

PZ Cormay SA (I)	23,416	102,876

Rafako SA (I)	15,011	37,242

Sygnity SA (I)	20,419	105,524

Synthos SA	560,859	974,152

Tauron Polska Energia SA	104,873	144,958

Telekomunikacja Polska SA	293,823	628,671

TVN SA	229,981	700,143

Warsaw Stock Exchange	25,983	343,434

Zaklady Azotowe w Tarnowie-Moscicach SA (I)	13,983	247,763

Russia 3.0%		74,438,752

Federal Hydrogenerating Company JSC, ADR	113,627	252,713

Gazprom OAO, ADR	3,348,554	29,821,442

Lukoil OAO, ADR	288,612	18,682,458

Magnitogorsk Iron & Steel Works, GDR	16,385	68,145

Mail.ru Group, Ltd., GDR	15,113	507,818

Mechel, ADR (L)	150,712	827,409

MMC Norilsk Nickel OJSC, ADR	37,127	657,493

Novolipetsk Steel OJSC, GDR	54,672	1,049,156

Novorossiysk Commercial Sea Trade Port PJSC, GDR	6,457	55,562

PIK Group, GDR (I)	98,311	209,796

Rosneft OAO, GDR	530,210	4,209,235

Rostelecom OJSC, ADR	1,495	36,211

Sberbank of Russia, ADR	506,102	6,985,972

Severstal OAO, GDR	73,602	825,078

Tatneft OAO, ADR	93,102	3,875,290

TMK OAO, GDR	35,964	533,279

Uralkali OJSC, GDR	95,223	3,616,698

VTB Bank OJSC, GDR	425,834	1,544,926

X5 Retail Group NV, GDR (I)	41,620	680,071

See notes to financial statements	Semiannual report | Emerging Markets Fund	43

	Shares	Value
South Africa 7.4%		$184,152,792

ABSA Group, Ltd. (L)	244,072	4,392,407

Adcock Ingram Holdings, Ltd.	172,266	1,069,002

Adcorp Holdings, Ltd.	83,592	294,861

Advtech, Ltd.	44,300	33,201

Aeci, Ltd.	182,131	1,918,143

Afgri, Ltd.	649,608	375,528

African Bank Investments, Ltd. (L)	866,064	2,767,537

African Oxygen, Ltd.	17,878	43,709

African Rainbow Minerals, Ltd.	79,703	1,690,482

Allied Electronics Corp., Ltd.	87,102	212,506

Allied Technologies, Ltd.	31,726	128,263

Anglo American Platinum, Ltd.	25,205	1,188,370

AngloGold Ashanti, Ltd.	20,800	506,388

AngloGold Ashanti, Ltd., ADR (L)	114,805	2,782,873

ArcelorMittal South Africa, Ltd. (I)	240,520	770,421

Argent Industrial, Ltd.	106,615	75,718

Aspen Pharmacare Holdings, Ltd.	145,244	2,625,558

Assore, Ltd. (L)	17,794	666,358

Astral Foods, Ltd.	48,731	486,369

Aveng, Ltd.	614,766	2,235,989

AVI, Ltd.	255,951	1,575,571

Barloworld, Ltd.	348,438	3,562,879

Basil Read Holdings, Ltd. (I)	162,259	198,752

Bell Equipment, Ltd. (I)	77,623	224,533

Bidvest Group, Ltd.	142,435	3,754,254

Blue Label Telecoms, Ltd.	174,483	157,810

Business Connexion Group, Ltd.	125,086	83,106

Cadiz Holdings, Ltd.	3,641	586

Capitec Bank Holdings, Ltd.	17,197	358,286

Cashbuild, Ltd.	18,751	270,373

Caxton & CTP Publishers & Printers, Ltd.	249,440	484,122

Cipla Medpro South Africa, Ltd. (I)	583,002	619,987

City Lodge Hotels, Ltd.	28,557	343,958

Clicks Group, Ltd.	257,017	1,686,047

Consolidated Infrastructure Group, Ltd. (I)	7,683	14,125

Coronation Fund Managers, Ltd.	337,360	1,763,045

DataTec, Ltd.	306,784	1,657,973

Discovery Holdings, Ltd.	203,456	1,695,676

Distell Group, Ltd.	419	5,101

Distribution and Warehousing Network, Ltd. (I)	10,512	8,715

DRDGOLD, Ltd.	353,670	258,275

EOH Holdings, Ltd.	79,417	446,033

Eqstra Holdings, Ltd.	292,995	191,918

Esorfranki, Ltd. (I)	180,540	26,065

Exxaro Resources, Ltd.	74,485	1,415,390

Famous Brands, Ltd.	20,668	191,467

FirstRand, Ltd.	1,530,364	5,227,249

Gijima Group Ltd. (I)	297,567	6,565

44	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Africa (continued)

Gold Fields, Ltd., ADR (L)	750,118	$6,218,478

Grindrod, Ltd.	669,704	1,323,493

Group Five, Ltd.	169,328	657,456

Growthpoint Properties, Ltd.	224,411	680,331

Harmony Gold Mining Company, Ltd., ADR (L)	365,804	2,260,669

Hudaco Industries, Ltd.	11,303	124,294

Hulamin, Ltd. (I)	227,519	110,546

Iliad Africa, Ltd.	267,897	190,098

Illovo Sugar, Ltd.	79,656	271,348

Impala Platinum Holdings, Ltd.	131,252	2,018,634

Imperial Holdings, Ltd. (L)	219,928	5,050,944

Investec, Ltd.	243,736	1,730,412

JD Group, Ltd.	286,505	1,248,098

JSE, Ltd.	97,796	738,785

KAP Industrial Holdings, Ltd.	90,584	32,632

Kumba Iron Ore, Ltd. (L)	26,457	1,668,517

Lewis Group, Ltd.	136,085	981,705

Liberty Holdings, Ltd.	146,662	1,895,715

Life Healthcare Group Holdings, Ltd.	371,823	1,392,449

Massmart Holdings, Ltd.	47,178	975,011

Mediclinic International, Ltd.	177,629	1,119,235

Merafe Resources, Ltd. (I)	2,194,710	204,537

Metair Investments, Ltd.	201,396	735,986

MMI Holdings, Ltd.	1,323,332	3,274,246

Mondi, Ltd.	154,538	1,959,041

Mpact, Ltd.	328,339	794,168

Mr. Price Group, Ltd.	115,584	1,481,595

MTN Group, Ltd.	555,570	10,824,907

Murray & Roberts Holdings, Ltd. (I)	468,406	1,300,323

Mustek, Ltd.	29,272	20,780

Mvelaserve, Ltd. (I)	210,971	192,506

Nampak, Ltd.	584,854	1,987,952

Naspers, Ltd.	131,613	8,491,668

Nedbank Group, Ltd. (L)	212,659	4,539,133

Netcare, Ltd.	588,232	1,304,824

New Bond Capital, Ltd.	865,826	14,313

Northam Platinum, Ltd. (L)	225,205	978,940

Nu-World Holdings, Ltd.	9,429	21,966

Octodec Investments, Ltd.	344	753

Omnia Holdings, Ltd.	82,665	1,375,834

Palabora Mining Company, Ltd.	7,747	88,208

Peregrine Holdings, Ltd.	219,538	275,165

Petmin, Ltd.	283,328	72,315

Pick’n Pay Stores, Ltd. (L)	107,899	535,778

Pinnacle Technology Holdings, Ltd.	135,354	310,583

Pioneer Foods, Ltd.	43,815	355,504

PPC, Ltd.	520,564	1,993,461

PSG Group, Ltd.	152,079	1,032,017

See notes to financial statements	Semiannual report | Emerging Markets Fund	45

	Shares	Value
South Africa (continued)

Raubex Group, Ltd.	172,178	$362,927

Resilient Property Income Fund, Ltd.	36,346	205,006

Reunert, Ltd.	186,446	1,640,163

Sanlam, Ltd.	1,777,252	8,910,333

Santam, Ltd.	18,401	377,545

Sappi, Ltd. (I)(L)	717,635	2,273,543

Sappi, Ltd., ADR (I)(L)	426,062	1,333,574

Sasol, Ltd.	183,999	7,843,367

Sasol, Ltd., ADR (L)	45,624	1,950,426

Sentula Mining, Ltd. (I)	708,459	130,362

Shoprite Holdings, Ltd. (L)	152,915	2,916,448

Sibanye Gold, Ltd., ADR (I)(L)	187,530	1,061,417

Spur Corp., Ltd.	18,602	53,665

Standard Bank Group, Ltd.	686,284	8,855,186

Stefanutti Stocks Holdings, Ltd.	55,487	55,345

Steinhoff International Holdings, Ltd. (I)(L)	1,150,158	3,319,789

Sun International, Ltd.	54,723	612,878

Super Group, Ltd. (I)	567,592	1,334,840

Telkom SA, Ltd. (I)	433,076	729,311

The Foschini Group, Ltd. (L)	100,861	1,195,654

The Spar Group, Ltd.	85,736	1,037,883

Tiger Brands, Ltd.	58,373	1,965,653

Tiger Wheels, Ltd. (I)	14,267	0

Times Media Group, Ltd. (I)	95,372	147,833

Tongaat Hulett, Ltd.	70,379	1,082,930

Trans Hex Group, Ltd. (I)	25,075	8,675

Trencor, Ltd. (L)	208,864	1,620,417

Truworths International, Ltd. (L)	199,603	2,058,566

Tsogo Sun Holdings, Ltd.	77,615	204,146

Value Group, Ltd.	263,348	163,428

Village Main Reef, Ltd.	369,855	43,848

Vodacom Group, Ltd. (L)	122,411	1,614,753

Wilson Bayly Holmes-Ovcon, Ltd.	58,620	1,009,062

Woolworths Holdings, Ltd.	351,568	2,516,453

Zeder Investments, Ltd.	451,653	170,469

South Korea 15.3%		380,938,633

3S Korea Company, Ltd. (I)	16,218	119,518

Actoz Soft Company, Ltd. (I)	2,365	105,575

Aekyung Petrochemical Company Ltd.	1,668	80,459

Agabang&Company (I)	20,301	162,976

Ahnlab, Inc. (I)	1,953	114,522

AK Holdings, Inc.	2,965	61,276

Amorepacific Corp.	1,533	1,449,531

AMOREPACIFIC Group	3,272	1,275,027

Anapass, Inc.	4,336	53,278

Asia Cement Company, Ltd.	3,390	235,589

Asia Pacific Systems, Inc. (I)	9,793	78,462

Asia Paper Manufacturing Company, Ltd.	2,000	31,408

46	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Asiana Airlines, Inc. (I)	76,470	$419,018

AtlasBX Company, Ltd.	2,890	80,880

AUK Corp. (I)	23,950	41,305

BH Company, Ltd. (I)	6,521	78,817

BHI Company, Ltd. (I)	1,880	49,088

Binggrae Company, Ltd.	3,758	473,577

Boryung Medience Company, Ltd. (I)	5,039	53,932

Boryung Pharmaceutical Company, Ltd.	3,257	86,933

BS Financial Group, Inc.	249,440	3,604,048

Bukwang Pharmaceutical Company, Ltd.	14,239	193,255

Busan City Gas Company, Ltd.	8,930	189,150

Capro Corp.	14,580	154,357

Celltrion Pharm, Inc. (I)	2,408	37,912

Chabio & Diostech Company, Ltd. (I)(L)	21,279	213,175

Charm Engineering Company, Ltd. (I)	19,130	37,533

Cheil Industries, Inc.	30,700	2,492,906

Cheil Worldwide, Inc. (I)	48,550	1,076,052

Chemtronics Company, Ltd.	3,733	61,426

Chin Hung International, Inc. (I)	66,109	36,812

Chong Kun Dang Pharm Corp.	14,520	661,023

Chosun Refractories Company, Ltd.	1,489	88,009

CJ CGV Company, Ltd.	7,190	279,538

CJ CheilJedang Corp.	8,763	3,121,853

CJ Corp.	21,104	2,906,511

CJ E&M Corp. (I)	7,798	268,891

CJ Korea Express Company, Ltd. (I)	6,118	647,366

CJ Seafood Corp. (I)	15,980	41,558

CNK International Company, Ltd. (I)	4,630	21,406

Com2uSCorp (I)	3,497	160,284

Cosmax, Inc.	7,100	300,819

CosmoAM&T Company, Ltd. (I)	6,266	30,203

Cosmochemical Company, Ltd. (I)	3,900	27,757

Coway Company, Ltd. (I)	28,680	1,319,795

Credu Corp.	751	26,740

Crown Confectionery Company, Ltd.	442	97,917

CrucialTec Company, Ltd. (I)	9,676	111,271

CTC BIO, Inc. (I)	2,078	46,837

D.I. Corp (I)	11,120	47,344

D.ID Corp.	9,191	46,873

Dae Dong Industrial Company, Ltd.	25,600	143,954

Dae Han Flour Mills Company, Ltd.	1,767	219,941

Dae Won Kang Up Company, Ltd.	35,279	273,759

Dae-Il Corp.	20,210	76,741

Daea TI Company, Ltd. (I)	29,734	47,311

Daechang Company, Ltd.	105,580	131,833

Daeduck Electronics Company	58,880	609,352

Daeduck GDS Company, Ltd.	25,510	448,989

Daegu Department Store	12,550	159,942

See notes to financial statements	Semiannual report | Emerging Markets Fund	47

	Shares	Value
South Korea (continued)

Daehan Steel Company, Ltd.	20,010	$146,277

Daekyo Company, Ltd.	44,920	264,655

Daekyung Machinery & Engineering Company, Ltd. (I)	12,980	24,470

Daelim Industrial Company, Ltd.	32,759	2,908,152

Daesang Corp.	29,130	879,421

Daesang Holdings Company, Ltd.	20,610	138,728

Daesung Group Partners Company, Ltd.	1,019	31,313

Daesung Holdings Company, Ltd.	6,326	45,814

Daewon Pharmaceutical Company, Ltd.	9,014	91,414

Daewoo Engineering & Construction Company, Ltd. (I)	163,300	1,366,491

Daewoo International Corp.	21,280	750,613

Daewoo Securities Company, Ltd.	120,732	1,355,757

Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	2,078,346

Daewoong Pharmaceutical Company, Ltd.	2,863	146,653

Daishin Securities Company, Ltd.	55,150	526,066

Danal Company, Ltd. (I)	9,315	117,384

Daou Data Corp. (I)	2,878	9,088

Daou Technology, Inc.	45,290	733,284

Dasan Networks, Inc. (I)	5,634	24,493

Daum Communications Corp. (I)	5,880	517,317

Dayou Automotive Seat Technology Company, Ltd.	31,947	44,372

DCM Corp.	5,310	51,678

DGB Financial Group, Inc.	199,190	2,985,707

Digital Power Communications Company, Ltd.	14,000	48,702

Digitech Systems Company, Ltd. (I)	7,932	74,687

DIO Corp. (I)	5,015	49,041

Dong Ah Tire & Rubber Company, Ltd.	14,930	213,580

Dong Yang Gang Chul Company, Ltd. (I)	6,880	13,777

Dong-A Pharmaceutical Company, Ltd.	3,999	460,181

Dong-Il Corp.	2,233	91,679

Dongaone Company, Ltd.	9,970	28,835

Dongbang Transport Logistics Company, Ltd.	9,310	26,624

Dongbu Corp. (I)(L)	16,730	65,530

Dongbu HiTek Company, Ltd. (I)	31,340	198,352

Dongbu Insurance Company, Ltd.	27,994	1,225,614

Dongbu Securities Company, Ltd.	37,619	140,451

Dongbu Steel Company, Ltd. (I)	41,073	149,285

Dongil Industries Company, Ltd.	2,532	127,896

Dongjin Semichem Company, Ltd. (I)	5,337	24,846

Dongkuk Steel Mill Company, Ltd. (L)	55,860	648,794

Dongkuk Structures & Construction Company, Ltd.	8,534	27,513

Dongwha Pharmaceutical Company, Ltd.	30,690	170,868

Dongwon F&B Company, Ltd.	2,185	206,423

Dongwon Industries Company, Ltd.	816	215,339

Dongyang Mechatronics Corp.	18,470	199,458

Doosan Corp.	6,710	799,792

Doosan Engineering & Construction Company, Ltd. (I)	35,338	91,195

Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,373,971

48	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Doosan Infracore Company, Ltd. (I)(L)	66,830	$968,890

Dragonfly GF Company, Ltd. (I)	4,732	52,438

DRB Holding Company, Ltd.	6,172	33,927

DRB Industrial Company, Ltd.	5,385	37,347

Duksan Hi-Metal Company, Ltd. (I)(L)	7,115	167,633

DuzonBlzon Company, Ltd.	10,250	112,999

e-LITECOM, Company, Ltd. (I)	3,832	57,219

E-Mart Company, Ltd.	9,424	1,924,228

E1 Corp.	2,450	144,224

EG Corp. (I)	1,860	69,003

ELK Corp. (I)	7,328	139,651

ESTsoft Corp. (I)	1,692	46,034

Eugene Investment & Securities Company, Ltd. (I)	76,132	182,588

Eugene Technology Company, Ltd.	8,406	142,647

Fila Korea, Ltd.	4,468	242,864

Finetex EnE, Inc. (I)	14,450	51,331

Firstec Company, Ltd.	25,320	48,987

Flexcom, Inc. (I)	4,895	101,220

Foosung Company, Ltd. (I)	32,640	140,736

Fursys, Inc.	2,060	49,188

Gamevil, Inc. (I)	1,972	177,133

Gaon Cable Company, Ltd.	2,496	51,247

Genic Company, Ltd. (I)	2,125	59,593

Global & Yuasa Battery Company, Ltd.	11,230	503,773

GNCO Company, Ltd. (I)	22,159	53,554

Golden Bridge Investment & Securities Company, Ltd.	34,860	38,304

Golfzon Company, Ltd.	1,859	98,344

Grand Korea Leisure Company, Ltd.	14,220	363,593

Green Cross Corp.	2,488	340,317

Green Cross Holdings Corp.	16,810	225,548

GS Engineering & Construction Corp. (L)	27,346	1,375,201

GS Global Corp.	9,150	93,445

GS Holdings Corp.	60,940	3,912,702

Gwangju Shinsegae Company, Ltd.	981	217,879

Halla Climate Control Corp.	19,860	453,981

Halla Engineering & Construction Corp.	18,491	127,731

Han Kuk Carbon Company, Ltd.	28,000	207,981

Hana Financial Group, Inc.	213,980	7,952,881

Hanall Biopharma Company, Ltd. (I)	14,770	127,575

Handok Pharmaceuticals Company, Ltd.	1,000	18,534

Handsome Company, Ltd.	26,608	663,975

Hanil Cement Company, Ltd.	5,149	277,062

Hanil E-Wha Company, Ltd.	17,760	152,117

Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	50,179	416,606

Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	143,408

Hanjin P&C Company, Ltd. (I)	14,656	45,889

Hanjin Shipping Company, Ltd. (I)(L)	31,204	313,227

Hanjin Transportation Company, Ltd.	12,430	234,568

See notes to financial statements	Semiannual report | Emerging Markets Fund	49

	Shares	Value
South Korea (continued)

Hankook Shell Oil Company, Ltd.	395	$109,361

Hankook Tire Company, Ltd.	36,090	1,636,021

Hankook Tire Worldwide Company, Ltd.	8,249	143,010

Hankuk Glass Industries, Inc. (I)	1,820	34,036

Hankuk Paper Manufacturing Company, Ltd.	5,180	114,534

Hanmi Pharm Company, Ltd. (I)	3,314	464,922

Hanmi Science Company, Ltd. (I)	21,698	167,752

Hansae Yes24 Holdings Company, Ltd.	8,000	51,016

Hanshin Construction Company, Ltd.	1,870	15,240

Hansol Chemical Company, Ltd.	7,900	168,365

Hansol CSN	62,840	202,637

Hansol HomeDeco Company, Ltd. (I)(L)	52,659	62,116

Hansol Paper Company, Ltd.	51,360	514,503

Hansol Technics Company, Inc. (I)	10,415	207,434

Hanssem Company, Ltd.	5,740	103,853

Hanwha Chemical Corp.	104,490	1,905,817

Hanwha Corp.	12,280	394,645

Hanwha General Insurance Company, Ltd. (I)	2,370	12,580

Hanwha Investment & Securities Company, Ltd.	82,971	355,989

Hanwha Life Insurance Company, Ltd.	77,080	514,682

Hanwha Timeworld Company, Ltd.	3,410	85,316

Hanyang Securities Company, Ltd.	13,790	84,389

Heung-A Shipping Company, Ltd. (L)	51,105	58,642

Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	15,652

Hite Jinro Company, Ltd.	23,390	735,076

Hitejinro Holdings Company, Ltd.	12,240	184,435

HMC Investment Securities Company, Ltd.	21,160	268,099

Hotel Shilla Company, Ltd.	17,510	770,109

HS R&A Company, Ltd. (I)	5,860	67,074

Huchems Fine Chemical Corp.	13,690	308,960

Husteel Company, Ltd.	7,290	162,658

Hwa Shin Company, Ltd.	12,020	123,830

Hwacheon Machine Tool Company, Ltd.	730	30,374

Hy-Lok Corp. (I)	5,553	102,041

Hyosung Corp.	26,891	1,403,102

Hyundai BNG Steel Company, Ltd. (I)	15,790	164,102

Hyundai Corp.	8,160	184,688

Hyundai Department Store Company, Ltd.	11,251	1,561,262

Hyundai Development Company	86,045	1,956,739

Hyundai Elevator Company, Ltd. (I)	5,631	448,564

Hyundai Engineering & Construction Company, Ltd.	30,274	1,904,474

Hyundai Engineering Plastics Company, Ltd.	14,370	66,442

Hyundai Glovis Company, Ltd.	6,363	1,208,664

Hyundai Greenfood Company, Ltd.	21,780	350,512

Hyundai Heavy Industries Company, Ltd.	19,825	3,906,426

Hyundai Home Shopping Network Corp.	3,804	476,587

Hyundai Hy Communications & Networks Company, Ltd.	7,810	38,647

Hyundai Hysco Company, Ltd.	27,370	910,223

50	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Hyundai Marine & Fire Insurance Company, Ltd.	41,070	$1,191,531

Hyundai Merchant Marine Company, Ltd. (I)(L)	25,822	424,469

Hyundai Mipo Dockyard	14,146	1,531,683

Hyundai Mobis	21,892	6,305,280

Hyundai Motor Company	117,609	23,555,720

Hyundai Securities Company, Ltd.	177,537	1,455,486

Hyundai Steel Company	48,430	3,788,648

Hyunjin Materials Company, Ltd. (I)	1,859	12,414

ICD Company, Ltd. (I)	5,517	69,089

IHQ, Inc. (I)	14,690	29,072

Il Dong Pharmaceutical Company, Ltd.	19,530	185,713

Iljin Display Company, Ltd.	9,910	193,566

Iljin Electric Company, Ltd.	33,420	125,046

Ilshin Spinning Company, Ltd.	1,370	105,662

Ilsung Pharmaceutical Company, Ltd.	1,682	119,590

Ilyang Pharmaceutical Company, Ltd. (I)	6,860	204,772

iMarketKorea, Inc.	8,940	194,831

Industrial Bank of Korea	194,600	2,345,993

Infraware, Inc. (I)	11,671	128,122

InkTec Company, Ltd. (I)	2,647	71,363

InnoWireless, Inc. (I)	2,748	45,007

Innox Corp. (I)	4,541	108,173

Interflex Company, Ltd. (I)	3,824	158,610

Interpark Corp. (I)	16,849	109,792

INTOPS Company, Ltd. (I)	2,558	75,328

Inzi Controls Company, Ltd.	6,490	40,474

INZI Display Company, Ltd. (I)	6,279	18,676

IS Dongseo Company, Ltd. (I)	9,585	93,179

ISU Chemical Company, Ltd.	13,580	224,893

IsuPetasys Company, Ltd.	51,990	213,788

Jahwa Electronics Company, Ltd.	18,810	346,298

JCEntertainment Corp.	2,952	41,862

Jeil Pharmaceutical Company	10,190	130,808

Jeil Savings Bank (I)	1,850	51

Jeonbuk Bank	82,652	410,339

Jinsung T.E.C. (I)	2,809	21,928

Joymax Company, Ltd. (I)	2,441	83,058

JVM Company, Ltd. (I)	1,328	69,236

JW Holdings Company, Ltd.	12,810	26,187

JW Pharmaceutical Corp.	13,351	160,042

JYP Entertainment Corp. (I)	10,041	43,297

Kangwon Land, Inc.	46,730	1,417,596

KB Financial Group, Inc., ADR	207,207	7,341,344

KC Cottrell Company, Ltd.	1,769	20,749

KC Tech Company, Ltd.	13,926	54,958

KCC Corp.	4,990	1,309,649

KCP Company, Ltd.	3,446	42,949

Keangnam Enterprises, Ltd. (I)	16,288	99,389

See notes to financial statements	Semiannual report | Emerging Markets Fund	51

	Shares	Value
South Korea (continued)

KEC Corp. (I)	15,470	$5,928

KEPCO Engineering & Construction Company, Inc.	3,794	299,049

KEPCO Plant Service & Engineering Company, Ltd.	6,310	306,065

Keyang Electric Machinery Company, Ltd.	34,010	76,135

Keystone Global (I)	8,160	25,674

KG Chemical Corp. (I)	8,530	97,342

Kginicis Company, Ltd.	5,610	73,049

KGMobilians Company, Ltd. (I)	4,584	53,636

KH Vatec Company, Ltd. (I)	4,265	70,253

Kia Motors Corp.	110,706	5,684,844

KISCO Corp.	7,076	188,479

KISCO Holdings Company, Ltd.	1,771	56,567

Kishin Corp.	12,176	79,240

KISWIRE, Ltd.	7,312	199,197

KIWOOM Securities Company, Ltd.	8,385	475,857

Koentec Company, Ltd. (I)	17,065	35,690

Koh Young Technology, Inc.	3,090	86,952

Kolao Holdings	4,914	96,493

Kolon Corp.	7,040	110,196

Kolon Global Corp. (I)	33,760	117,573

Kolon Industries, Inc.	13,157	679,359

Komipharm International Company, Ltd. (I)(L)	14,923	148,827

KONA@I Company, Ltd. (I)	2,647	54,453

Korea Airport Service Company, Ltd.	2,230	55,042

Korea Cast Iron Pipe Industries Company, Ltd.	6,600	23,241

Korea Circuit Company, Ltd. (I)(L)	10,520	209,845

Korea District Heating Corp.	662	51,889

Korea Electric Power Corp. (I)	56,480	1,702,653

Korea Electric Power Corp., ADR (L)	49,816	745,247

Korea Electric Terminal Company, Ltd.	8,690	234,271

Korea Exchange Bank	330,220	2,309,712

Korea Flange Company, Ltd. (I)	5,690	62,749

Korea Gas Corp.	13,530	893,989

Korea Info & Comm (I)	7,378	30,377

Korea Investment Holdings Company, Ltd.	57,117	2,418,459

Korea Kolmar Company, Ltd. (I)	8,815	250,537

Korea Kolmar Company, Ltd.	4,244	58,172

Korea Real Estate Investment Trust Company (I)	54,408	69,703

Korea Zinc Company, Ltd.	3,717	1,291,600

Korean Air Lines Company, Ltd. (I)	23,766	967,567

Korean Petrochemical Industrial Company, Ltd. (I)	4,131	172,989

Korean Reinsurance Company, Ltd.	64,782	699,313

Kortek Corp. (I)	7,186	85,982

KPF (I)	5,296	52,177

KPX Chemical Company, Ltd.	2,618	119,677

KT Corp.	15,990	527,757

KT&G Corp.	40,474	2,885,634

KTB Investment & Securities Company, Ltd. (I)	86,060	221,826

52	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Kukdo Chemical Company, Ltd.	3,388	$127,203

Kumho Electric Company, Ltd.	6,620	204,449

Kumho Industrial Company, Ltd. (I)	14,901	31,380

Kumho Petrochemical Company, Ltd.	5,972	599,788

Kumho Tire Company, Inc. (I)	36,070	413,408

Kunsul Chemical Industrial Company, Ltd.	3,660	75,930

Kwang Dong Pharmaceutical Company, Ltd.	57,300	362,155

Kwang Myung Electric Engineering Company, Ltd. (I)	19,020	41,727

Kyeryong Construction Industrial Company, Ltd. (I)	4,430	37,326

Kyobo Securities Company	35,708	178,651

Kyung-In Synthetic Corp.	37,370	95,935

Kyungbang, Ltd. (I)	1,137	94,813

KyungDong City Gas Comopany, Ltd.	928	63,626

LB Semicon, Inc. (I)	12,252	36,646

LEENO Industrial, Inc. (I)	1,283	38,422

LG Chem, Ltd.	14,019	3,820,153

LG Corp.	24,972	1,513,811

LG Display Company, Ltd., ADR (I)(L)	430,228	5,980,169

LG Electronics, Inc. (L)	80,880	5,824,476

LG Fashion Corp.	15,580	425,987

LG Hausys, Ltd.	1,197	87,816

LG Household & Health Care, Ltd.	3,454	1,971,850

LG Innotek Company, Ltd. (I)(L)	8,542	595,077

LG International Corp.	20,609	805,217

LG Life Sciences, Ltd. (I)	7,060	365,333

LG Uplus Corp. (I)	288,760	2,264,434

LIG Insurance Company, Ltd.	32,910	709,063

Livart Furniture Company, Ltd. (I)	4,180	23,972

Lock & Lock Company, Ltd.	5,590	142,143

Logistics Energy Korea Company, Ltd. (I)	30,770	41,716

Lotte Chemical Corp.	8,655	1,890,465

Lotte Chilsung Beverage Company, Ltd.	932	1,240,470

Lotte Confectionery Company, Ltd.	1,081	1,826,538

Lotte Non-Life Insurance Company, Ltd. (I)	7,030	22,396

Lotte Samkang Company, Ltd.	1,068	731,098

Lotte Shopping Company, Ltd.	11,342	4,059,421

Lotte Tour Development Company, Ltd. (I)	2,160	23,608

LS Cable, Ltd.	12,662	1,019,430

LS Industrial Systems Company, Ltd.	8,404	517,893

Lumens Company, Ltd. (I)	20,550	156,611

Macquarie Korea Infrastructure Fund	214,510	1,333,138

Macrogen, Inc. (I)	1,634	60,563

Maeil Dairy Industry Company, Ltd. (I)	3,530	110,117

Mando Corp.	8,388	1,003,708

Medifron DBT Company, Ltd. (I)	5,097	15,441

Medipost Company, Ltd. (I)	3,538	309,274

Medy-Tox, Inc.	2,559	250,478

MegaStudy Company, Ltd. (I)	1,820	132,255

See notes to financial statements	Semiannual report | Emerging Markets Fund	53

	Shares	Value
South Korea (continued)

Melfas, Inc.	9,992	$188,779

Meritz Fire & Marine Insurance Company, Ltd.	40,800	436,384

Meritz Securities Company, Ltd.	255,563	327,393

Mi Chang Oil Industrial Company, Ltd.	724	47,083

Mirae Asset Securities Company, Ltd.	11,630	464,534

MK Electron Company, Ltd. (I)	5,193	19,675

MNTech Company, Ltd.	14,020	133,944

Modetour Network, Inc. (I)	5,693	153,075

Moorim P&P Company, Ltd.	28,480	100,912

Moorim Paper Company, Ltd. (I)	42,600	86,952

Motonic Corp.	17,805	198,419

Namhae Chemical Corp.	15,590	109,658

Namyang Dairy Products Company, Ltd.	801	743,478

NCSoft Corp.	7,423	975,532

Neo Holdings Company, Ltd. (I)	6,710	0

Neowiz Corp. (I)	3,728	51,273

Neowiz Games Corp. (I)	10,007	177,396

Neowiz Internet Corp. (I)	2,644	26,639

NEPES Corp. (I)	10,150	167,714

Nexen Corp.	6,574	452,079

Nexen Tire Corp. (L)	21,640	308,939

NH Investment & Securities Company, Ltd.	37,537	185,157

NHN Corp.	15,151	3,666,948

NICE Holdings Company, Ltd. (I)	297	19,851

NICE Information Service Company, Ltd. (I)	1,885	9,777

NK Company, Ltd.	16,960	55,982

Nong Shim Holdings Company, Ltd.	2,723	163,150

NongShim Company, Ltd.	5,080	1,350,819

OCI Company, Ltd.	10,237	1,628,053

OCI Materials Company, Ltd. (I)	4,453	143,427

Optron-Tec, Inc. (I)	8,001	118,431

Orion Corp. (I)	1,706	1,686,526

Osstem Implant Compnay, Ltd. (I)	9,092	289,936

Osung LST Company, Ltd. (I)	12,535	46,049

Ottogi Corp.	2,165	503,830

PaperCorea, Inc. (I)(L)	99,660	77,521

Partron Company, Ltd. (I)	15,633	339,429

Pharmicell Company, Ltd. (I)	21,547	100,247

Poonglim Industrial Company, Ltd. (I)	276	561

Poongsan Corp.	27,049	726,937

Poongsan Holdings Corp.	4,780	103,828

POSCO	17,533	5,700,205

POSCO Chemtech Company, Ltd. (I)	697	78,112

POSCO Coated & Color Steel Company, Ltd. (I)	4,270	59,510

Posco ICT Company, Ltd. (I)	17,999	127,959

POSCO, ADR	54,889	4,428,993

Power Logics Company, Ltd. (I)	5,921	30,885

Pulmuone Holdings Company, Ltd.	1,122	53,255

54	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Pyeong Hwa Automotive Company, Ltd. (I)	10,765	$160,363

Redrover Company, Ltd. (I)	4,110	17,610

RNL BIO Company, Ltd. (I)	67,980	162,437

S&T Corp.	1,630	23,863

S&T Dynamics Company, Ltd.	29,369	329,882

S&T Holdings Company, Ltd.	10,110	95,218

S&T Motiv Company, Ltd.	8,720	191,049

S-Energy Company, Ltd.	5,134	54,031

S-MAC Company, Ltd. (L)	10,697	161,036

S-Oil Corp.	14,457	1,328,339

S1 Corp.	9,097	578,444

Saeron Automotive Corp.	5,190	28,949

Sajo Industries Company, Ltd. (I)	1,299	59,652

Sajodaerim Corp. (I)	1,400	17,039

Sam Young Electronics Company, Ltd.	17,300	136,916

Sam Yung Trading Company, Ltd.	7,985	84,996

Sambu Construction Company, Ltd. (I)	7,139	30,772

Samchully Company, Ltd.	1,909	200,585

Samick Musical Instruments Company, Ltd. (I)(L)	59,990	70,773

Samick THK Company, Ltd.	8,300	43,988

Samjin Pharmaceutical Company, Ltd.	14,550	147,411

SamkwangGlass Company, Ltd.	1,913	115,728

Samlip General Foods Company, Ltd. (I)	3,850	80,167

Samsung C&T Corp.	132,369	8,063,202

Samsung Electro-Mechanics Company, Ltd.	28,815	2,531,986

Samsung Electronics Company, Ltd.	33,516	47,633,850

Samsung Electronics Company, Ltd., GDR	2,125	1,510,360

Samsung Engineering Company, Ltd.	10,407	1,473,098

Samsung Fine Chemicals Company, Ltd.	14,715	760,325

Samsung Fire & Marine Insurance Company, Ltd.	18,652	3,927,195

Samsung Heavy Industries Company, Ltd.	72,040	2,556,474

Samsung Life Insurance Company, Ltd.	28,363	2,723,244

Samsung SDI Company, Ltd.	40,242	5,158,901

Samsung Securities Company, Ltd.	45,200	2,383,359

Samsung Techwin Company, Ltd.	16,646	999,583

Samyang Foods Company, Ltd. (I)	2,320	52,285

Samyang Genex Company, Ltd.	2,734	173,922

Samyang Holdings Corp.	7,747	495,440

Samyang Tongsang Company, Ltd.	690	13,823

Samyoung Chemical Company, Ltd.	21,460	65,172

Sangbo Corp.	2,986	39,871

SAVEZONE I&C Corp.	16,880	47,559

SBS Media Holdings Company, Ltd.	47,640	249,147

SBW (I)	30,360	28,234

Seah Besteel Corp.	18,210	560,118

SeAH Holdings Corp.	1,354	106,046

SeAH Steel Corp.	2,658	222,518

Sebang Company, Ltd.	14,980	236,847

See notes to financial statements	Semiannual report | Emerging Markets Fund	55

	Shares	Value
South Korea (continued)

Seegene, Inc. (I)(L)	4,041	$237,786

Sejong Industrial Company, Ltd.	8,680	92,185

Seohan Company, Ltd.	47,047	47,313

Seowon Company, Ltd.	23,820	72,251

Sewon Cellontech Company, Ltd. (I)	14,680	51,595

Sewoonmedical Company, Ltd.	13,302	40,099

SG Corp. (I)	48,000	44,290

SH Energy Chemical Company, Ltd. (I)	84,833	84,377

Shin Poong Pharmaceutical Company, Ltd. (I)	20,939	100,464

Shinhan Financial Group Company, Ltd.	80,650	3,165,536

Shinhan Financial Group Company, Ltd., ADR	283,619	11,021,434

Shinsegae Company, Ltd.	2,022	422,129

Shinsegae Information & Communication Company, Ltd.	484	27,023

Shinsung Solar Energy Company, Ltd. (I)	62,690	91,048

Shinwon Corp. (I)(L)	43,430	55,269

Shinyoung Securities Company, Ltd.	7,920	257,402

Signetics Corp. (I)	18,318	54,698

Sigong Tech Company, Ltd.	10,503	49,848

Silicon Works Company, Ltd.	7,788	152,545

Silla Company, Ltd.	11,237	246,717

Simm Tech Company, Ltd. (I)	20,245	166,059

SIMPAC, Inc.	11,000	65,690

Sindoh Company, Ltd.	5,692	341,306

SJM Company, Ltd.	6,871	50,635

SK Broadband Company, Ltd. (I)	42,604	177,836

SK C&C Company, Ltd.	9,803	931,502

SK Chemicals Company, Ltd.	10,887	573,189

SK Communications Company, Ltd. (I)	9,484	62,477

SK Gas Company, Ltd.	4,539	319,629

SK Holdings Company, Ltd.	27,610	4,494,459

SK Hynix, Inc. (I)	164,430	4,002,892

SK Innovation Company, Ltd.	25,963	4,245,120

SK Networks Company, Ltd.	171,660	1,262,237

SK Telecom Company, Ltd.	5,222	860,683

SKC Company, Ltd.	15,840	510,665

SL Corp. (I)	10,350	144,121

Songwon Industrial Company, Ltd.	9,760	116,971

Sonokong Company, Ltd. (I)	2,673	8,199

Ssangyong Cement Industrial Company, Ltd. (I)	34,830	257,285

STX Corp. Company, Ltd. (I)(L)	34,306	237,857

STX Engine Company, Ltd. (I)	13,540	99,833

STX Offshore & Shipbuilding Company, Ltd. (I)	81,850	498,559

STX Pan Ocean Company, Ltd. (I)(L)	154,020	690,526

Suheung Capsule Company, Ltd.	9,580	190,510

Sung Jin Geotec Company, Ltd. (I)	7,790	77,908

Sungchang Enterprise Holdings, Ltd. (I)	2,240	37,592

Sungshin Cement Company, Ltd. (I)	5,760	36,293

Sunjin Company, Ltd.	8,545	119,198

56	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Suprema, Inc. (I)(L)	4,914	$89,051

Synopex, Inc. (I)	21,853	46,394

Tae Kyung Industrial Company, Ltd.	14,930	51,145

Taekwang Industrial Company, Ltd.	529	505,069

Taesan LCD Company, Ltd. (I)	1,004	2,158

Taewoong Company, Ltd. (I)	636	12,903

Taeyoung Engineering & Construction Company, Ltd.	46,820	239,730

Taihan Electric Wire Company, Ltd. (I)	85,615	306,575

Tailim Packaging Industrial Company, Ltd.	59,700	105,161

Telcoware Company, Ltd.	863	7,883

Tera Resource Company, Ltd. (I)	164,244	194,296

The Basic House Company, Ltd. (I)	5,150	82,057

The Willbes & Company (I)	41,740	63,723

Tong Yang Moolsan Company, Ltd.	3,470	35,857

Tongyang Life Insurance	30,990	313,812

TONGYANG Securities, Inc.	128,580	487,998

Tongyang, Inc. (I)	118,287	144,256

Toptec Company, Ltd. (I)	3,318	53,361

TS Corp.	7,222	188,095

Uangel Corp.	7,990	31,913

UBCare Company, Ltd. (I)	18,631	54,076

Ubivelox, Inc. (I)	1,773	42,211

Uju Electronics Company, Ltd. (I)	3,344	81,917

Unid Company, Ltd.	3,957	139,262

Union Steel	4,420	52,528

Unison Company, Ltd. (I)	12,353	72,800

Vieworks Company, Ltd.	4,427	76,926

Visang Education, Inc.	3,857	52,807

Webzen, Inc. (I)	3,503	31,229

WeMade Entertainment Company, Ltd. (I)	2,191	95,389

Wiscom Company, Ltd.	3,680	15,020

Wisol Company, Ltd. (I)	3,776	46,960

Woongjin Chemical Company, Ltd. (I)	100,490	90,792

Woongjin Energy Company, Ltd. (I)	41,980	106,912

Woongjin Holdings Company, Ltd. (I)	16,120	29,403

Woongjin Thinkbig Company, Ltd. (I)	16,780	142,242

Wooree ETI Company, Ltd. (I)	6,680	30,722

Woori Finance Holdings Company, Ltd.	355,510	4,296,841

Woori Finance Holdings Company, Ltd., ADR (L)	7,867	284,156

Woori Financial Company, Ltd.	12,823	199,527

Woori Investment & Securities Company, Ltd.	192,379	2,249,633

Wooridul Life Sciences, Ltd. (I)	46,570	42,307

WooSung Feed Company, Ltd.	5,600	22,782

Y G-1 Company, Ltd. (I)	8,815	98,452

Yedangcompany Company, Ltd. (I)(L)	36,599	56,378

YESCO Company, Ltd.	1,480	44,107

Yoosung Enterprise Company, Ltd.	10,176	33,852

Youlchon Chemical Company, Ltd.	21,790	174,430

See notes to financial statements	Semiannual report | Emerging Markets Fund	57

	Shares	Value
South Korea (continued)

Young Poong Corp.	528	$520,132

Youngone Corp.	18,824	650,087

Youngone Holdings Company, Ltd.	6,286	403,531

Yuhan Corp.	3,761	619,958

YuHwa Securities Company, Ltd.	3,240	36,805

Yungjin Pharmaceutical Company, Ltd. (I)	46,320	73,721

Taiwan 12.6%		314,674,310

A–DATA Technology Company, Ltd.	170,000	214,828

Ability Enterprise Company, Ltd.	129,000	121,348

AcBel Polytech, Inc.	356,000	285,157

Accton Technology Corp.	662,796	353,632

Ace Pillar Company, Ltd.	44,147	53,338

Acer, Inc. (I)	1,843,000	1,657,213

Aces Electronic Company, Ltd.	3,000	3,382

ACHEM Technology Corp.	234,011	114,553

Acme Electronics Corp.	67,071	84,211

Acter Company, Ltd.	20,000	97,091

Action Electronics Company, Ltd. (I)	439,640	103,957

Actron Technology Corp.	34,300	87,502

Adlink Technology, Inc.	73,830	83,258

Advanced Ceramic X Corp.	25,000	68,728

Advanced International Multitech Company, Ltd.	79,000	113,425

Advanced Semiconductor Engineering, Inc.	2,587,532	2,164,602

Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,015,992

Advancetek Enterprise Company, Ltd.	111,440	113,308

Advantech Company, Ltd.	142,300	634,123

AGV Products Corp. (I)	545,829	195,615

Aimcore Technology Company, Ltd.	27,558	53,224

Alcor Micro Corp.	44,000	55,417

ALI Corp.	201,000	233,634

Allis Electric Company, Ltd.	154,000	46,277

Alpha Networks, Inc.	440,000	290,251

Altek Corp.	360,702	214,364

AMPOC Far-East Company, Ltd.	132,000	117,626

AmTRAN Technology Company, Ltd.	1,105,775	772,830

Anpec Electronics Corp.	72,000	48,843

Apacer Technology, Inc.	40,000	36,330

APCB, Inc.	143,000	93,349

Apex Biotechnology Corp.	84,060	222,020

Apex Medical Corp.	49,000	62,440

Apex Science & Engineering	206,265	69,841

Arima Communication Corp.	538,676	264,629

Arima Optoelectronics Corp. (I)	74,100	11,462

Asia Cement Corp.	2,547,918	3,190,940

Asia Optical Company, Inc. (I)	274,710	287,017

Asia Plastic Recycling Holding, Ltd.	14,080	39,935

Asia Polymer Corp.	606,600	520,662

Asia Vital Components Company Ltd.	140,667	74,588

58	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

ASROCK, Inc.	34,000	$121,220

Asustek Computer, Inc.	380,528	4,644,290

Aten International Company, Ltd.	54,000	82,485

AU Optronics Corp., ADR (I)(L)	812,167	3,524,805

Audix Corp.	173,200	153,405

Aurora Corp.	65,000	101,810

Aurora Systems Corp.	126,000	127,889

AV Tech Corp.	28,000	85,736

Avermedia Technologies, Inc.	56,000	26,724

Avision, Inc.	277,916	80,686

AVY Precision Technology, Inc.	7,000	12,103

Awea Mechantronic Company, Ltd.	6,300	6,703

Bank of Kaohsiung (I)	629,618	203,448

Basso Industry Corp.	103,000	65,257

BenQ Materials Corp. (I)	90,000	35,854

BES Engineering Corp.	2,097,200	641,943

Bin Chuan Enterprise Company, Ltd.	24,000	30,926

Biostar Microtech International Corp.	227,000	85,810

Boardtek Electronics Corp.	14,000	10,538

Bright Led Electronics Corp.	100,000	51,247

C Sun Manufacturing, Ltd.	175,729	121,132

Cameo Communications, Inc. (I)	350,955	89,063

Capella Microsystems Taiwan, Inc.	17,000	137,744

Capital Securities Corp.	2,487,371	950,429

Career Technology MFG. Company, Ltd.	212,000	265,786

Carnival Industrial Corp. (I)	512,000	160,044

Catcher Technology Company, Ltd.	258,000	1,180,053

Cathay Chemical Works	106,000	46,347

Cathay Financial Holdings Company, Ltd.	3,450,573	4,415,713

Cathay Real Estate Development Company, Ltd.	1,105,000	569,508

Central Reinsurance Company, Ltd. (I)	214,535	100,946

ChainQui Construction Development Company, Ltd.	141,000	92,814

Chaintech Technology Corp. (I)	30,969	45,946

Champion Building Materials Company, Ltd.	512,852	187,909

Chang Hwa Commercial Bank	4,410,946	2,601,692

Chang Wah Electromaterials, Inc.	18,943	58,239

Charoen Pokphand Enterprise	300,000	157,576

Chaun-Choung Technology Corp.	20,000	40,943

CHC Resources Corp.	48,000	85,777

Chenbro Micom Company, Ltd.	9,000	11,548

Cheng Loong Corp.	1,367,480	587,056

Cheng Shin Rubber Industry Company, Ltd.	700,027	1,909,105

Cheng Uei Precision Industry Company, Ltd.	507,335	969,585

Chenming Mold Industrial Corp. (I)	80,000	59,709

Chia Hsin Cement Corp.	700,089	329,701

Chicony Electronics Company, Ltd.	313,222	826,168

Chien Kuo Construction Company, Ltd.	425,872	211,300

Chien Shing Stainless Steel Company (I)	254,000	37,685

See notes to financial statements	Semiannual report | Emerging Markets Fund	59

	Shares	Value
Taiwan (continued)

Chimei Materials Technology Corp.	101,000	$128,143

Chin-Poon Industrial Company, Ltd.	539,642	591,836

China Airlines, Ltd. (I)	1,934,820	800,052

China Chemical & Pharmaceutical Company, Ltd.	151,000	109,366

China Development Financial Holdings Corp. (I)	9,439,331	2,844,302

China Ecotek Corp.	33,000	88,530

China Electric Manufacturing Corp.	229,000	136,827

China General Plastics Corp. (I)	335,000	178,518

China Life Insurance Company, Ltd. (I)	1,357,278	1,309,453

China Manmade Fibers Corp. (I)	1,563,000	536,290

China Metal Products Company, Ltd.	374,344	436,068

China Motor Corp.	711,905	667,105

China Petrochemical Development Corp.	2,791,045	1,742,410

China Steel Chemical Corp.	101,000	479,227

China Steel Corp.	5,631,220	5,180,517

China Steel Structure Company, Ltd.	204,000	225,080

China Synthetic Rubber Corp.	672,937	750,426

China Wire & Cable Company, Ltd. (I)	338,000	126,724

Chinatrust Financial Holding Company, Ltd.	6,961,213	4,138,885

Chinese Gamer International Corp.	22,000	40,319

Chipbond Technology Corp. (I)	306,000	636,237

Chong Hong Construction Company	103,424	347,887

Chroma ATE, Inc.	189,440	435,872

Chun Yu Works & Company, Ltd. (I)	360,000	141,528

Chun Yuan Steel	647,381	251,217

Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	336,728

Chung Hung Steel Corp. (I)	1,284,226	433,061

Chung Hwa Pulp Corp. (I)	580,290	203,224

Chunghwa Chemical Synthesis & Biotech Company, Ltd.	6,000	10,742

Chunghwa Picture Tubes, Ltd. (I)	5,416,320	178,893

Chunghwa Telecom Company, Ltd.	568,000	1,767,431

Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,094,036

Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	29,108

Cleanaway Company, Ltd.	3,000	21,199

Clevo Company	310,120	434,771

CMC Magnetics Corp. (I)	4,049,000	690,706

Collins Company, Ltd.	223,797	86,221

Compal Communications, Inc. (I)	315,000	331,482

Compal Electronics, Inc.	2,638,895	1,863,008

Compeq Manufactuing Company	1,408,000	527,291

Continental Holdings Corp.	539,000	210,404

Coretronic Corp.	30,000	24,251

Cosmo Electronics Corp. (I)	24,000	23,018

Coxon Precise Industrial Company, Ltd.	152,231	356,164

CSBC Corp. Taiwan	60,312	36,053

CTCI Corp.	258,000	514,961

CviLux Corp.	47,000	66,945

Cyberlink Corp.	52,402	160,794

60	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

CyberPower Systems, Inc.	3,000	$5,781

CyberTAN Technology, Inc.	277,000	235,767

D-Link Corp.	947,627	585,083

DA CIN Construction Company, Ltd.	228,000	171,224

Dah Fung CATV Company, Ltd.	29,700	59,294

Darfon Electronics Corp.	351,950	223,209

De Licacy Industrial Company	150,000	46,541

Delpha Construction Company, Ltd.	330,383	103,638

Delta Electronics, Inc.	545,000	2,043,184

Depo Auto Parts Industrial Company, Ltd.	84,000	204,005

DFI, Inc.	62,000	54,566

Dimerco Express Taiwan Corp.	46,000	28,799

DYNACOLOR, Inc.	14,000	20,017

Dynamic Electronics Company, Ltd.	378,927	127,185

Dynapack International Technology Corp.	77,000	286,096

E Ink Holdings, Inc.	604,000	470,714

E-Lead Electronic Company, Ltd. (I)	38,000	35,301

E-LIFE MALL Corp.	49,000	112,056

E-Ton Solar Tech Company, Ltd. (I)	73,000	27,754

E.Sun Financial Holding Company, Ltd.	5,055,438	3,039,215

Eastern Media International Corp. (I)	1,374,053	208,221

Eclat Textile Company, Ltd.	213,586	879,884

Edison Opto Corp.	4,000	5,045

Edom Technology Company, Ltd.	220,000	82,904

eGalax_eMPIA Technology, Inc.	1,000	2,731

Elan Microelectronics Corp.	214,000	451,690

Elite Advanced Laser Corp.	50,000	94,611

Elite Material Company	224,000	227,431

Elite Semiconductor Memory Technology, Inc.	154,000	132,649

Elitegroup Computer Systems Company, Ltd.	975,576	329,686

eMemory Technology, Inc.	37,000	78,224

ENG Electric Company, Ltd.	85,223	93,232

Enlight Corp. (I)	19,312	1,629

Entie Commercial Bank	364,000	215,176

Episil Technologies, Inc.	53,000	15,269

Epistar Corp.	627,628	1,232,104

Eternal Chemical Company, Ltd.	340,644	299,149

Etron Technology, Inc. (I)	70,000	21,243

Eva Airways Corp. (I)	1,032,160	652,734

Everest Textile Company, Ltd. (I)	272,000	65,284

Evergreen International Storage & Transport Corp.	765,320	525,487

Evergreen Marine Corp., Ltd. (I)	1,770,886	1,140,589

Everlight Chemical Industrial Corp.	114,600	83,944

Everlight Electronics Company, Ltd.	259,000	375,966

Everspring Industry Company, Ltd. (I)	277,000	234,378

Excel Cell Electronic Company, Ltd.	21,000	7,972

Excelsior Medical Company, Ltd.	83,600	163,552

Far Eastern Department Stores Company, Ltd.	727,735	693,923

See notes to financial statements	Semiannual report | Emerging Markets Fund	61

	Shares	Value
Taiwan (continued)

Far Eastern International Bank	1,990,830	$812,372

Far Eastern New Century Corp.	1,889,318	2,107,774

Far EasTone Telecommunications Company, Ltd.	636,000	1,476,365

Faraday Technology Corp.	236,586	270,699

Farglory Land Development Company, Ltd.	224,000	429,900

Federal Corp.	535,419	385,557

Feedback Technology Corp.	19,000	46,891

Feng Hsin Iron & Steel Company	202,000	353,124

Feng Tay Enterprise Company, Ltd.	187,460	244,694

Firich Enterprises Co., Ltd.	95,190	132,175

First Copper Technology Company, Ltd. (I)	408,000	128,916

First Financial Holding Company, Ltd.	6,398,574	4,098,377

First Hotel	98,199	65,080

First Insurance Company, Ltd.	313,165	180,261

First Steamship Company, Ltd.	142,986	112,468

FLEXium Interconnect, Inc.	119,825	381,488

Flytech Technology Company, Ltd.	63,026	160,007

Forhouse Corp.	575,894	293,598

Formosa Advanced Technologies Company, Ltd.	50,000	28,185

Formosa Chemicals & Fibre Corp.	1,014,000	2,591,003

Formosa Epitaxy, Inc. (I)	114,000	83,881

Formosa International Hotels Corp.	24,970	310,473

Formosa Oilseed Processing	199,689	87,889

Formosa Optical Technology Company, Ltd.	1,000	2,877

Formosa Petrochemical Corp.	358,000	1,000,903

Formosa Plastics Corp.	1,297,000	3,291,837

Formosa Taffeta Company, Ltd.	939,000	913,274

Formosan Rubber Group, Inc.	612,000	450,402

Formosan Union Chemical	532,573	289,243

Founding Construction & Development Company, Ltd.	232,521	166,604

Foxconn Technology Company, Ltd.	318,505	881,364

Foxlink Image Technology Company, Ltd.	12,000	8,776

Froch Enterprise Company, Ltd. (I)	292,000	100,967

FSP Technology, Inc.	314,224	285,498

FU I Industrial Company, Ltd.	5,372	9,559

Fubon Financial Holding Company, Ltd. (I)	2,132,422	2,895,396

Fullerton Technology Company, Ltd.	156,819	132,900

Fulltech Fiber Glass Corp.	115,000	53,170

Fwusow Industry Company, Ltd.	352,419	179,997

G Shank Enterprise Company, Ltd.	226,000	135,754

G Tech Optoelectronics Corp.	38,000	92,105

Gamania Digital Entertainment Company, Ltd.	61,000	51,058

GEM Terminal Industrial Company, Ltd.	47,500	19,554

Gemtek Technology Corp.	161,496	208,809

Genesis Photonics, Inc. (I)	220,246	162,944

Genius Electronic Optical Company, Ltd.	29,000	195,113

Genmont Biotech, Inc.	16,000	24,714

GeoVision, Inc.	31,617	133,853

62	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Getac Technology Corp.	623,000	$316,105

Giant Manufacturing Company, Ltd.	146,000	803,840

Giantplus Technology Company, Ltd. (I)	345,000	102,910

Giga Solar Materials Corp.	8,000	79,659

Giga Solution Tech Company, Ltd.	68,237	39,905

Gigabyte Technology Company, Ltd.	789,719	700,067

Gigastorage Corp.	232,100	185,716

Gintech Energy Corp. (I)	84,000	79,762

Global Brands Manufacture, Ltd.	317,611	111,505

Global Lighting Technologies, Inc.	12,000	14,713

Global Mixed Mode Technology, Inc.	52,000	166,746

Global Unichip Corp.	57,000	183,183

Globe Union Industrial Corp.	144,000	73,211

Gloria Material Technology Corp.	115,000	90,793

Gold Circuit Electronics, Ltd. (I)	616,071	122,733

Goldsun Development & Construction Company, Ltd.	1,820,005	717,398

Grand Pacific Petrochemical Corp.	1,174,000	613,443

Grape King Industrial Company	103,000	271,465

Great China Metal Industry Company, Ltd.	303,000	357,150

Great Taipei Gas Company, Ltd.	229,000	167,157

Great Wall Enterprise Company, Ltd.	522,802	474,247

Green Energy Technology, Inc. (I)	156,000	138,542

GTM Corp. (I)	222,000	120,288

Hannstar Board Corp.	264,467	116,602

HannStar Display Corp. (I)	4,052,000	547,202

HannsTouch Solution, Inc. (I)	593,000	184,186

Harvatek Corp.	92,920	39,710

Hey Song Corp.	777,000	998,626

Hi-Clearance, Inc.	4,000	10,505

Highwealth Construction Corp.	204,800	429,235

HiTi Digital, Inc.	67,118	27,915

Hitron Technology, Inc.	167,000	91,976

Hiwin Technologies Corp.	78,593	655,467

Ho Tung Chemical Corp. (I)	1,119,176	515,600

Hocheng Corp.	313,000	97,722

Hold-Key Electric Wire & Cable Company, Ltd.	169,119	64,635

Holiday Entertainment Company, Ltd.	50,000	65,815

Holtek Semiconductor, Inc.	114,000	128,144

Holy Stone Enterprise Company, Ltd.	332,478	295,671

Hon Hai Precision Industry Company, Ltd.	3,908,860	10,859,668

Hong TAI Electric Industrial Company, Ltd.	309,000	112,218

Hong YI Fiber Industry Company	92,680	30,424

Hota Industrial Manufacturing Company, Ltd. (I)	176,000	130,283

Hotai Motor Company, Ltd.	128,000	977,356

Howarm Construction Company, Ltd.	33,958	23,401

Hsin Kuang Steel Company, Ltd.	326,153	235,944

Hsin Yung Chien Company, Ltd.	3,000	8,456

Hsing TA Cement Company, Ltd.	227,000	80,005

See notes to financial statements	Semiannual report | Emerging Markets Fund	63

	Shares	Value
Taiwan (continued)

HTC Corp.	196,700	$1,838,568

Hu Lane Associate, Inc.	35,699	64,124

HUA ENG Wire & Cable Company, Ltd. (I)	732,000	279,114

Hua Nan Financial Holdings Company, Ltd.	4,625,592	2,718,841

Huaku Development Company, Ltd.	160,353	399,057

Huang Hsiang Construction Company	85,000	215,420

Hung Ching Development & Construction Company, Ltd.	203,000	89,391

Hung Poo Real Estate Development Corp.	80,000	83,086

Hung Sheng Construction Company, Ltd.	813,008	564,161

Hwa Fong Rubber Company, Ltd. (I)	451,770	98,318

I-Chiun Precision Industry Company, Ltd. (I)	93,000	63,788

I-Sheng Electric Wire & Cable Company, Ltd.	95,000	139,615

Ibase Technology, Inc.	43,629	55,808

Ichia Technologies, Inc. (I)	512,300	267,399

ICP Electronics, Inc.	133,900	176,983

ILI Technology Corp.	48,000	163,381

Infortrend Technology, Inc.	245,000	141,468

Innolux Corp. (I)	5,685,980	3,158,706

Inotera Memories, Inc. (I)	2,860,165	611,566

Insyde Software Corp.	21,000	50,815

International Games System Company, Ltd.	36,000	124,540

Inventec Corp.	3,048,705	1,216,495

ITE Technology, Inc. (I)	148,000	125,556

ITEQ Corp.	172,700	197,864

J Touch Corp. (I)	70,000	60,912

Janfusun Fancyworld Corp. (I)	91,000	15,217

Jenn Feng New Energy Company, Ltd. (I)	47,000	23,663

Jentech Precision Industrial Company, Ltd.	42,808	89,612

Jess-Link Products Company, Ltd. (I)	135,000	113,073

Johnson Health Tech Company, Ltd.	41,858	108,150

Kang Na Hsiung Enterprise Company, Ltd.	168,000	76,036

Kaori Heat Treatment Company, Ltd.	43,050	85,334

Kaulin Manufacturing Company, Ltd.	124,490	75,343

KD Holding Corp.	1,000	5,279

KEE TAI Properties Company, Ltd.	624,973	449,372

Kenda Rubber Industrial Company, Ltd.	344,372	519,169

Kenmec Mechanical Engineering Company, Ltd.	12,000	4,174

Kerry TJ Logistics Company, Ltd.	212,000	332,695

Kindom Construction Company, Ltd.	393,000	342,481

King Slide Works Company, Ltd.	27,000	177,866

King Yuan Electronics Company, Ltd.	1,749,762	1,147,150

King’s Town Bank (I)	1,035,000	921,519

King’s Town Construction Company, Ltd.	140,700	150,256

Kinik Company	88,000	161,157

Kinko Optical Company, Ltd.	98,648	120,670

Kinpo Electronics, Inc.	1,763,724	416,352

Kinsus Interconnect Technology Corp.	161,000	510,351

KS Terminals, Inc.	57,000	41,897

64	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Kung Long Batteries Industrial Company, Ltd.	46,000	$104,654

Kuoyang Construction Company, Ltd.	32,000	18,765

Kwong Fong Industries Corp. (I)	394,100	230,232

KYE System Corp. (I)	112,000	33,738

L&K Engineering Company, Ltd.	205,952	192,132

LAN FA Textile	348,183	100,973

Largan Precision Company, Ltd.	46,000	1,243,105

Laser Tek Taiwan Company, Ltd.	9,674	7,624

LCY Chemical Corp.	356,806	458,327

Lead Data, Inc. (I)	240,710	19,413

Leader Electronics, Inc.	181,867	117,442

Leadtrend Technology Corp.	23,599	37,656

Lealea Enterprise Company, Ltd.	1,024,789	386,761

Ledtech Electronics Corp.	6,236	2,989

LEE CHI Enterprises Company, Ltd.	287,000	119,252

Lelon Electronics Corp.	170,100	71,482

Leofoo Development Company, Ltd. (I)	411,012	217,328

LES Enphants Company, Ltd.	164,486	129,209

Lextar Electronics Corp. (I)	117,500	106,605

Li Peng Enterprise Company, Ltd. (I)	670,931	235,432

Lian HWA Food Corp.	116,343	143,912

Lien Hwa Industrial Corp.	715,784	468,111

Lingsen Precision Industries, Ltd.	438,101	254,674

LITE-ON IT Corp.	604,273	666,691

Lite-On Semiconductor Corp.	463,080	250,411

Lite-On Technology Corp.	2,155,892	3,339,772

Long Bon International Company, Ltd. (I)	530,000	614,448

Long Chen Paper Company, Ltd. (I)	589,476	163,500

Longwell Company	79,000	66,144

Lotes Company, Ltd.	31,000	92,634

Lucky Cement Corp. (I)	272,000	65,765

Lumax International Corp., Ltd.	76,395	178,450

Lung Yen Life Service Corp.	10,000	31,010

Macroblock, Inc.	19,000	71,852

Macronix International	4,400,718	1,266,226

MacroWell OMG Digital Entertainment Company, Ltd.	10,000	34,450

Mag Layers Scientific-Technics Company, Ltd.	12,100	15,507

Makalot Industrial Company, Ltd.	90,000	301,578

Marketech International Corp.	207,000	141,273

Masterlink Securities Corp.	1,615,780	531,220

Maxtek Technology Company, Ltd.	55,000	39,217

Mayer Steel Pipe Corp. (I)	250,407	106,023

Maywufa Company, Ltd.	18,000	9,692

MediaTek, Inc.	227,000	2,553,722

Mega Financial Holding Company, Ltd.	4,927,743	4,089,057

Meiloon Industrial Company, Ltd.	262,412	109,798

Mercuries & Associates, Ltd.	547,286	496,001

Mercuries Data Systems, Ltd.	83,000	25,507

See notes to financial statements	Semiannual report | Emerging Markets Fund	65

	Shares	Value
Taiwan (continued)

Merida Industry Company, Ltd.	132,250	$646,648

Merry Electronics Company, Ltd.	151,200	236,682

Micro-Star International Company, Ltd.	1,191,488	566,689

Microbio Company, Ltd.	188,020	233,650

Microelectronics Technology, Inc. (I)	647,000	282,714

Microlife Corp.	9,000	20,257

MIN AIK Technology Company, Ltd.	113,000	354,691

Mirle Automation Corp.	44,290	30,381

Mitac International Corp.	1,695,466	635,702

Mobiletron Electronics Company, Ltd.	67,000	39,490

Mosel Vitelic, Inc. (I)	583,484	143,032

Motech Industries, Inc. (I)	273,000	284,278

MPI Corp.	44,000	96,378

Mustek Systems, Inc. (I)	33,151	2,116

Nak Sealing Technologies Corp.	47,000	81,571

Namchow Chemical Industrial Company, Ltd.	149,000	143,645

Nan Kang Rubber Tire Company, Ltd.	408,711	474,149

Nan Ya Plastics Corp.	1,620,000	3,128,015

Nan Ya Printed Circuit Board Corp.	149,930	173,342

Nantex Industry Company, Ltd.	325,574	219,962

National Petroleum Company, Ltd.	107,000	108,452

Neo Solar Power Corp. (I)	270,000	199,006

Netronix, Inc.	21,000	34,490

New Asia Construction & Development Corp.	279,417	81,033

New Era Electronics Company, Ltd.	4,000	4,049

Newmax Technology Company, Ltd.	42,000	110,674

Nichidenbo Corp.	43,500	32,878

Nien Hsing Textile Company, Ltd.	387,184	276,900

Novatek Microelectronics Corp., Ltd.	289,000	1,216,598

Nuvoton Technology Corp.	18,000	21,441

Ocean Plastics Company, Ltd. (I)	29,000	24,417

Optimax Technology Corp. (I)	170,816	11,498

OptoTech Corp.	268,000	109,584

Orient Semiconductor Electronics, Ltd. (I)	720,000	94,958

Oriental Union Chemical Corp.	399,300	444,557

Orise Technology Company, Ltd.	45,000	65,112

P-Two Industries, Inc.	17,000	10,140

Pacific Construction Company, Ltd.	149,002	48,704

Pan Jit International, Inc. (I)	156,000	63,837

Pan-International Industrial (I)	277,500	235,922

Paragon Technologies Company, Ltd.	100,800	136,468

PChome Online, Inc.	20,810	104,289

Pegatron Corp. (I)	1,248,321	1,703,974

Phihong Technology Company, Ltd.	266,416	233,672

Phison Electronics Corp.	57,000	431,011

Phoenix Tours International, Inc.	15,000	31,765

Phytohealth Corp. (I)	113,342	196,840

Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	140,595

66	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Pixart Imaging, Inc.	93,830	$205,291

Plotech Company, Ltd.	146,000	56,495

Polytronics Technology Corp.	36,000	73,106

Portwell, Inc.	83,000	81,316

Pou Chen Corp.	2,698,448	2,752,176

Power Quotient International Company, Ltd. (I)	117,000	83,450

Powercom Company, Ltd. (I)	172,760	81,927

Powertech Industrial Company, Ltd. (I)	67,000	38,501

Powertech Technology, Inc.	553,000	806,023

Poya Company, Ltd.	8,000	25,701

President Chain Store Corp.	236,000	1,306,253

President Securities Corp. (I)	1,139,259	668,523

Prime Electronics Satellitics, Inc.	78,819	71,535

Prince Housing & Development Corp.	679,833	468,412

Prodisc Technology, Inc. (I)	540,000	3,094

Promate Electronic Company, Ltd.	222,000	195,678

Promise Technology, Inc. (I)	89,000	44,366

Qisda Corp. (I)	1,246,440	341,008

Quanta Computer, Inc.	706,000	1,516,739

Quanta Storage, Inc.	42,000	25,955

Quintain Steel Company, Ltd.	475,194	124,426

Radiant Opto-Electronics Corp.	418,780	1,512,601

Radium Life Tech Company, Ltd.	388,166	342,571

Ralec Electronic Corp.	63,259	70,887

Realtek Semiconductor Corp.	326,442	780,375

Rechi Precision Company, Ltd.	375,558	332,282

Rexon Industrial Corp., Ltd. (I)	83,286	25,274

Richtek Technology Corp.	99,000	610,275

Ritek Corp. (I)	3,965,428	509,455

Ruentex Development Company, Ltd.	336,185	741,131

Ruentex Industries, Ltd.	208,811	506,425

Run Long Construction Company, Ltd.	1,000	1,161

Sampo Corp.	928,997	316,037

San Fang Chemical Industry Company, Ltd.	56,500	46,790

San Shing Fastech Corp.	27,000	42,160

Sanyang Industrial Company, Ltd. (I)	1,102,389	910,539

Sanyo Electric Taiwan Company, Ltd.	94,000	99,321

SCI Pharmtech, Inc.	10,759	25,608

SDI Corp.	22,000	19,804

Senao International Company, Ltd.	62,000	202,015

Sercomm Corp.	145,000	214,415

Sesoda Corp.	103,000	115,916

Shan-Loong Transportation Company, Ltd.	4,000	3,385

Sheng Yu Steel Company, Ltd.	188,000	119,285

ShenMao Technology, Inc.	40,000	44,376

Shih Wei Navigation Company, Ltd.	54,000	38,635

Shihlin Electric & Engineering Corp.	531,213	643,148

Shihlin Paper Corp. (I)	72,000	117,878

See notes to financial statements	Semiannual report | Emerging Markets Fund	67

	Shares	Value
Taiwan (continued)

Shin Hai Gas Corp.	2,100	$2,968

Shin Kong Financial Holding Company, Ltd. (I)	7,367,017	2,250,175

Shin Shin Natural Gas Company	1,000	1,083

Shin Zu Shing Company, Ltd.	159,933	511,265

Shining Building Business Company, Ltd. (I)	162,360	131,380

Shinkong Insurance Company, Ltd.	310,000	219,075

Shinkong Synthetic Fibers Corp.	2,075,287	669,203

Shinkong Textile Company, Ltd.	154,000	198,583

Shiny Chemical Industrial Company, Ltd.	32,000	47,480

Shuttle, Inc. (I)	229,985	78,397

Sigurd Microelectronics Corp.	541,887	499,381

Silicon Integrated Systems Corp. (I)	794,000	282,392

Siliconware Precision Industries Company	453,000	485,670

Siliconware Precision Industries Company, ADR (L)	200,628	1,061,322

Silitech Technology Corp.	91,142	171,161

Simplo Technology Company, Ltd. (I)	144,200	644,105

Sinbon Electronics Company, Ltd.	203,000	189,593

Sincere Navigation Corp.	306,000	276,341

Singatron Enterprise Company, Ltd.	7,000	5,055

Sinkang Industries, Ltd.	113,503	43,436

Sinmag Equipment Corp.	15,750	71,771

Sino-American Silicon Products, Inc.	90,000	121,755

Sinon Corp.	534,150	256,705

SinoPac Financial Holdings Company, Ltd.	7,533,727	3,443,863

Sinphar Pharmaceutical Company, Ltd.	69,982	84,814

Sinyi Realty Company	111,088	175,467

Sirtec International Company, Ltd.	90,000	113,348

Sitronix Technology Corp.	78,000	113,203

Siward Crystal Technology Company, Ltd. (I)	181,301	54,762

Skymedi Corp.	43,000	38,558

Soft-World International Corp.	86,000	150,314

Solar Applied Materials Technology Company	135,899	166,709

Solomon Technology Corp. (I)	201,036	78,924

Solytech Enterprise Corp. (I)	136,758	42,754

Sonix Technology Company, Ltd.	117,000	168,982

Southeast Cement Company, Ltd.	390,000	175,723

Spirox Corp.	166,369	71,560

Sporton International, Inc.	20,260	49,216

St Shine Optical Company, Ltd.	22,000	381,931

Standard Chemical & Pharma	38,000	35,674

Standard Foods Corp.	117,800	343,370

Stark Technology, Inc.	164,000	138,688

Sunonwealth Electric Machine Industry Company, Ltd.	141,000	90,331

Sunplus Technology Company, Ltd. (I)	651,000	205,183

Sunrex Technology Corp.	102,000	43,122

Sunspring Metal Corp.	17,000	17,547

Super Dragon Technology Company, Ltd. (I)	15,766	13,925

Supreme Electronics Company, Ltd.	197,000	92,381

68	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Sweeten Construction Company, Ltd.	113,286	$72,672

Syncmold Enterprise Corp.	70,000	127,767

Synnex Technology International Corp.	418,132	850,813

TA Chen Stainless Pipe	817,747	409,610

Ta Chong Bank, Ltd. (I)	2,322,650	843,997

Ta Chong Securities Company, Ltd. (I)	16,000	4,439

Ta Ya Electric Wire & Cable Company, Ltd.	637,406	154,600

Ta Yih Industrial Company, Ltd.	7,000	11,496

TA–I Technology Company, Ltd.	113,437	67,159

Tah Hsin Industrial Company, Ltd.	125,000	126,535

TAI Roun Products Company, Ltd. (I)	111,000	39,788

Taichung Commercial Bank	2,208,815	796,934

TaiDoc Technology Corp.	36,000	57,949

Taiflex Scientific Company, Ltd.	115,000	144,742

Taimide Tech, Inc.	8,000	7,867

Tainan Enterprises Company, Ltd.	201,467	205,169

Tainan Spinning Company, Ltd.	1,489,390	734,807

Taishin Financial Holdings Company, Ltd.	6,837,253	2,818,242

Taisun Enterprise Company, Ltd.	422,026	221,232

Taita Chemical Company, Ltd.	184,188	60,916

Taiwan Acceptance Corp.	45,000	116,643

Taiwan Business Bank (I)	3,510,261	1,101,813

Taiwan Cement Corp.	3,994,726	5,148,820

Taiwan Chinsan Electronic Industrial Company, Ltd.	30,000	42,226

Taiwan Cogeneration Corp.	603,137	415,273

Taiwan Cooperative Financial Holding	5,206,396	2,997,017

Taiwan Fertilizer Company, Ltd.	547,000	1,334,233

Taiwan Fire & Marine Insurance Company	155,000	114,512

Taiwan FU Hsing Industrial Company, Ltd.	233,000	218,983

Taiwan Glass Industrial Corp.	1,034,933	986,123

Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	374,893

Taiwan Kolin Company, Ltd. (I)	400,000	0

Taiwan Land Development Corp. (I)	951,149	362,235

Taiwan Life Insurance Company, Ltd. (I)	279,100	226,030

Taiwan Line Tek Electronic	64,050	67,948

Taiwan Mask Corp.	325,850	113,929

Taiwan Mobile Company, Ltd.	498,700	1,743,040

Taiwan Navigation Company, Ltd.	36,000	29,188

Taiwan Paiho, Ltd.	488,342	303,576

Taiwan PCB Techvest Company, Ltd.	165,354	232,321

Taiwan Prosperity Chemical Corp.	71,000	94,382

Taiwan Pulp & Paper Corp.	576,640	183,234

Taiwan Sakura Corp.	124,156	70,580

Taiwan Secom Company, Ltd.	162,000	364,963

Taiwan Semiconductor Company, Ltd.	49,000	23,329

Taiwan Semiconductor Manufacturing Company, Ltd.	5,923,000	20,872,043

Taiwan Sogo Shin Kong	372,000	449,868

Taiwan Styrene Monomer Corp. (I)	866,687	227,269

See notes to financial statements	Semiannual report | Emerging Markets Fund	69

	Shares	Value
Taiwan (continued)

Taiwan Surface Mounting Technology Company, Ltd.	150,380	$218,294

Taiwan TEA Corp.	791,723	438,413

Taiwan Union Technology Corp.	67,000	38,359

Taiyen Biotech Company, Ltd.	301,000	214,690

Tatung Company, Ltd. (I)	3,141,766	847,504

Teco Electric & Machinery Company, Ltd.	2,110,109	1,694,964

Tecom Company, Ltd. (I)	41,000	2,714

Tekcore Company, Ltd. (I)	33,000	14,074

Ten Ren Tea Company, Ltd.	35,000	55,426

Test Research, Inc.	163,770	288,049

Test-Rite International Company, Ltd.	286,549	211,665

Tex-Ray Industrial Company, Ltd.	91,800	38,015

The Ambassador Hotel	236,000	242,533

Thinking Electronic Industrial Company, Ltd.	44,000	46,929

Thye Ming Industrial Company, Ltd.	73,000	78,236

TNC Industrial Corp., Ltd.	35,000	26,500

Ton Yi Industrial Corp.	1,259,500	756,145

Tong Hsing Electronic Industries, Ltd.	92,951	397,091

Tong Yang Industry Company, Ltd.	350,286	322,961

Tong-Tai Machine & Tool Company, Ltd.	108,936	84,781

Topco Scientific Company, Ltd.	212,894	368,978

Topco Technologies Corp.	26,000	56,137

Topoint Technology Company, Ltd.	177,849	103,113

Toung Loong Textile Manufacturing	3,000	3,179

Transcend Information, Inc.	117,000	334,045

Tripod Technology Corp.	303,770	630,992

Tsann Kuen Enterprise Company, Ltd.	73,220	147,179

TSRC Corp.	312,530	643,787

Ttet Union Corp.	47,000	84,315

TTY Biopharm Company, Ltd.	81,840	298,615

Tung Ho Steel Enterprise Corp.	1,218,138	1,192,441

Tung Ho Textile Company, Ltd.	247,000	76,629

Tung Thih Electronic Company, Ltd.	23,000	52,653

TXC Corp.	198,659	315,132

TYC Brother Industrial Company, Ltd.	268,531	96,962

Tycoons Group Enterprise Company, Ltd. (I)	594,536	122,438

Tyntek Corp. (I)	194,661	49,967

TZE Shin International Company, Ltd.	174,521	86,280

U-Ming Marine Transport Corp.	261,000	405,609

U-Tech Media Corp. (I)	218,000	39,492

Ubright Optronics Corp.	3,000	15,507

Uni-President Enterprises Corp.	1,207,238	2,264,284

Unimicron Technology Corp.	1,185,855	1,135,618

Union Bank of Taiwan (I)	1,112,907	441,025

Union Insurance Company, Ltd. (I)	65,384	33,276

Unitech Computer Company, Ltd.	181,039	88,496

Unitech Printed Circuit Board Corp.	727,869	240,730

United Integrated Services Company, Ltd.	165,000	145,832

70	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

United Microelectronics Corp.	9,689,468	$3,645,951

Unity Opto Technology Company, Ltd. (I)	230,389	218,545

Universal Cement Corp.	691,808	419,071

Universal Microelectronics Company, Ltd. (I)	53,000	14,126

Unizyx Holding Corp.	526,000	282,628

UPC Technology Corp.	986,242	552,624

Userjoy Technology Company, Ltd.	18,000	35,215

USI Corp.	1,397,801	1,106,326

Vanguard International Semiconductor Corp.	208,000	182,993

Ve Wong Corp.	208,450	144,515

Via Technologies, Inc. (I)	300,000	220,941

Viking Tech Corp.	21,000	19,331

Visual Photonics Epitaxy Company, Ltd.	293,700	321,810

Vivotek, Inc. (I)	7,000	25,752

Wafer Works Corp.	105,872	59,843

Wah Hong Industrial Corp.	13,000	19,008

Wah Lee Industrial Corp.	12,000	17,034

Walsin Lihwa Corp. (I)	4,134,000	1,441,550

Walsin Technology Corp. (I)	897,721	216,683

Walton Advanced Engineering, Inc. (I)	383,661	111,012

Wan Hai Lines, Ltd. (I)	622,216	339,204

WAN HWA Enterprise Company	3,105	1,474

Waterland Financial Holding Company, Ltd.	3,071,338	1,025,467

Ways Technical Corp. Ltd.	44,000	110,908

WEI Chih Steel Industrial Company, Ltd. (I)	255,000	46,171

Wei Chuan Food Corp.	275,000	410,703

Wei Mon Industry Company, Ltd.	90,000	33,466

Weikeng Industrial Company, Ltd.	270,900	199,231

Well Shin Technology Company, Ltd.	72,420	106,096

Weltrend Semiconductor, Inc. (I)	189,000	97,443

Win Semiconductors Corp.	222,000	229,527

Winbond Electronics Corp. (I)	4,599,000	878,144

Wintek Corp. (I)	1,783,661	853,247

Wisdom Marine Lines Company, Ltd.	36,000	50,482

Wistron Corp.	1,554,649	1,736,991

Wistron NeWeb Corp.	151,878	272,201

WPG Holdings Company, Ltd.	1,034,760	1,181,691

WT Microelectronics Company, Ltd.	242,428	293,163

WUS Printed Circuit Company, Ltd. (I)	375,000	160,646

XAC Automation Corp.	22,000	19,152

Xxentria Technology Materials Corp.	12,000	22,874

Yageo Corp. (I)	3,176,000	970,240

Yang Ming Marine Transport Corp. (I)	1,853,916	884,925

YC INOX Company, Ltd.	496,000	288,656

YeaShin International Development Company, Ltd.	23,000	19,346

Yem Chio Company, Ltd.	235,649	154,877

YFY, Inc.	1,606,614	828,082

Yi Jinn Industrial Company, Ltd. (I)	236,768	58,254

See notes to financial statements	Semiannual report | Emerging Markets Fund	71

	Shares	Value
Taiwan (continued)

Yieh Phui Enterprise Company, Ltd.	1,444,811	$450,473

Young Fast Optoelectronics Company, Ltd.	72,648	139,032

Young Optics, Inc.	41,000	101,628

Youngtek Electronics Corp.	60,571	147,475

Yuanta Financial Holdings Company, Ltd.	8,862,322	4,626,585

Yufo Electronics Company, Ltd.	22,000	15,734

Yulon Motor Company, Ltd.	1,156,900	2,084,058

Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	216,338

Yungshin Global Holding Corp.	117,000	166,330

Yungtay Engineering Company, Ltd.	533,000	1,013,289

Zeng Hsing Industrial Company, Ltd.	21,000	79,988

Zenitron Corp.	256,000	157,081

Zig Sheng Industrial Company, Ltd.	494,718	167,860

Zinwell Corp.	236,000	204,335

Zippy Technology Corp.	89,000	71,108

Thailand 3.4%		85,385,657

A.J. Plast PCL	93,200	47,931

Advanced Info Service PCL	436,891	3,039,880

Airports of Thailand PCL	262,500	1,041,176

Amata Corp. PCL	541,300	463,971

Asia Plus Securities PCL	1,679,600	204,375

Asian Property Development PCL	648,480	224,516

Bangchak Petroleum PCL	847,300	1,103,626

Bangkok Aviation Fuel Services PCL	34,000	25,143

Bangkok Bank PCL	554,205	4,314,265

Bangkok Chain Hospital PCL	1,095,300	438,120

Bangkok Dusit Medical Services PCL	323,000	1,617,714

Bangkok Expressway PCL	426,700	616,743

Bangkok Insurance PCL	8,050	99,306

Bangkok Life Assurance PCL, NVDR	347,400	762,169

Bangkokland PCL	11,604,400	819,134

Bank of Ayudhya PCL	3,695,800	4,405,713

Banpu PCL (L)	48,850	642,029

BEC World PCL	408,700	923,868

Big C Supercenter PCL	35,900	261,859

Bumrungrad Hospital PCL	226,600	666,471

CalComp Electronics Thailand PCL	3,027,200	384,632

Central Pattana PCL	277,500	895,462

Central Plaza Hotel PCL	820,400	1,061,694

CH Karnchang PCL	524,900	445,503

Charoen Pokphand Foods PCL	1,133,333	1,238,095

CP ALL PCL	1,345,900	2,137,606

Delta Electronics Thailand PCL	208,800	266,703

Dhipaya Insurance PCL	1,000	992

Diamond Building Products PCL	240,000	66,151

Dynasty Ceramic PCL	153,500	297,971

Eastern Water Resources Development & Management PCL	341,100	174,276

Electricity Generating PCL	77,200	394,434

72	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Thailand (continued)

Esso Thailand PCL	2,078,900	$712,766

G J Steel PCL (I)	60,820,500	204,439

G Steel PCL (I)	12,662,700	165,998

GFPT PCL	461,400	123,298

Glow Energy PCL	268,300	775,590

GMM Grammy PCL (I)	82,700	65,882

Hana Microelectronics PCL	568,100	482,169

Hemaraj Land & Development PCL	3,732,300	531,931

Home Product Center PCL	1,587,343	875,040

IRPC PCL	9,392,900	1,345,000

Italian-Thai Development PCL (I)	2,481,170	537,934

Jasmine International PCL	4,026,400	913,553

Kang Yong Electric PCL	2,800	25,882

Kasikornbank PCL	316,400	2,310,892

Kasikornbank PCL, NVDR	215,900	1,533,040

KGI Securities Thailand PCL	1,053,600	109,079

Khon Kaen Sugar Industry PCL	362,100	188,657

Kiatnakin Bank PCL	337,300	694,441

Krung Thai Bank PCL	5,178,250	4,438,500

Krungthai Card PCL	126,000	168,353

Land and Houses PCL	1,507,100	609,160

Land and Houses PCL, NVDR	782,400	315,097

Lanna Resources PCL	185,000	150,487

Loxley PCL	988,200	215,909

LPN Development PCL	562,300	472,521

Major Cineplex Group PCL	340,500	243,787

MBK PCL	86,100	457,271

MCOT PCL	179,100	293,483

MCS Steel PCL	59,800	12,262

Minor International PCL	1,171,550	994,341

Modernform Group PCL	64,500	18,862

Padaeng Industry PCL (I)	127,600	57,903

Polyplex PCL	275,000	132,185

Pranda Jewelry PCL	214,300	76,356

Precious Shipping PCL	725,700	400,050

President Rice Products PCL	24,000	50,824

Pruksa Real Estate PCL	661,900	667,462

PTT Exploration & Production PCL	620,728	3,296,639

PTT Global Chemical PCL	980,192	2,602,863

PTT PCL	359,900	4,234,118

Quality House PCL	6,161,133	820,104

Raimon Land PCL (I)	1,761,500	140,920

Ratchaburi Electricity Generating Holding PCL	238,500	503,055

Regional Container Lines PCL (I)	558,000	132,232

Robinson Department Store PCL	338,600	836,541

Rojana Industrial Park PCL (I)	218,000	95,261

Saha-Union PCL	261,500	391,151

Sahaviriya Steel Industries PCL (I)	9,365,780	195,186

See notes to financial statements	Semiannual report | Emerging Markets Fund	73

	Shares	Value
Thailand (continued)

Samart Corp. PCL	467,200	$299,950

Samart Telcoms PCL	273,500	205,929

Sansiri PCL (L)	3,549,232	596,510

SC Asset Corp. PCL	336,400	384,457

Siam Cement PCL, NVDR	110,800	1,729,124

Siam City Cement PCL	55,100	724,171

Siam Commercial Bank PCL	539,131	3,225,725

Siam Future Development PCL	583,600	241,287

Siam Makro PCL	49,900	811,818

Siamgas & Petrochemicals PCL	473,000	230,538

Sino Thai Engineering & Construction PCL	602,100	758,950

SNC Former PCL	130,300	106,430

Somboon Advance Technology PCL	119,846	151,066

Sri Trang Agro-Industry PCL (L)	318,300	175,466

STP & I PCL (I)	149,200	436,316

Supalai PCL	439,800	320,795

SVI PCL (I)	378,900	56,294

Tata Steel Thailand PCL (I)	7,079,000	254,606

Thai Airways International PCL (I)	1,239,111	1,020,444

Thai Carbon Black PCL	174,100	198,971

Thai Central Chemical PCL	1,900	1,661

Thai Oil PCL	747,900	1,759,765

Thai Plastic & Chemical PCL	104,000	134,588

Thai Reinsurance PCL (I)	405,900	78,451

Thai Stanley Electric PCL	14,200	122,669

Thai Tap Water Supply PCL	846,000	301,432

Thai Union Frozen Products PCL	310,100	698,376

Thai Vegetable Oil PCL	360,100	302,605

Thai-German Ceramic PCL	93,000	24,071

Thaicom PCL (I)	532,500	501,176

Thanachart Capital PCL	786,000	1,188,908

The Erawan Group PCL	130,800	27,039

Thoresen Thai Agencies PCL (I)	623,098	339,300

Ticon Industrial Connection PCL	149,737	109,220

Tipco Asphalt PCL	16,600	33,340

Tisco Financial Group PCL	172,200	312,565

TMB Bank PCL	7,977,100	654,256

Total Access Communication PCL	235,900	675,982

Total Access Communication PCL, NVDR	141,900	406,333

TPI Polene PCL	1,098,240	546,351

True Corp. PCL (I)(L)	4,931,000	1,110,511

Vanachai Group PCL	1,042,400	147,863

Vibhavadi Medical Center PCL	22,800	8,507

Vinythai PCL	100,000	64,538

Workpoint Entertainment PCL	118,600	207,301

74	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Turkey 2.3%		$56,685,047

Adana Cimento Sanayii TAS, Class A	99,918	225,289

Akbank TAS	817,715	3,974,226

Akcansa Cimento AS	113,818	664,480

Akenerji Elektrik Uretim AS (I)	207,371	193,396

Akfen Holding AS (I)	18,171	108,055

Aksa Akrilik Kimya Sanayi AS	134,810	382,100

Aksigorta AS	290,218	363,138

Alarko Holding AS	97,048	291,241

Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	28,257	593,975

Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	279,743

Anadolu Cam Sanayii AS (I)	175,649	267,614

Anadolu Efes Biracilik Ve Malt Sanayii AS	62,016	930,753

Anadolu Hayat Emeklilik AS	55,974	172,750

Arcelik AS	265,702	1,683,242

Aselsan Elektronik Sanayi Ve Ticaret AS	43,639	247,510

Asya Katilim Bankasi AS (I)	42,240	51,909

Aygaz AS	162,751	890,698

Bagfas Bandirma Gubre Fabrik	11,413	345,824

Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	14,101	28,073

Baticim Bati Anadolu Cimento Sanayii AS	22,800	90,894

BIM Birlesik Magazalar AS	29,060	1,377,398

Bizim Toptan Satis Magazalari AS	18,648	281,620

Bolu Cimento Sanayii AS	137,486	121,506

Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	322,317

Boyner Buyuk Magazacilik (I)	12,970	38,228

Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	58,232

Bursa Cimento Fabrikasi AS	4,489	12,528

Celebi Hava Servisi AS (I)	4,930	54,570

Cemtas Celik Makina Sanayi Ticaret AS (I)	81,516	50,696

Cimsa Cimento Sanayi VE Tica	75,350	437,576

Coca-Cola Icecek AS	9,165	216,435

Deva Holding AS (I)	64,490	81,256

Dogan Gazetecilik AS (I)	62,235	56,731

Dogan Sirketler Grubu Holdings AS (I)	1,265,834	760,089

Dogan Yayin Holding AS (I)(L)	507,580	237,114

Dogus Otomotiv Servis ve Ticaret AS	112,539	571,304

Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS (I)	739	2,034

Eczacibasi Yatirim Holding Ortakligi AS	7,623	28,906

EGE Seramik Sanayi ve Ticaret AS	103,309	119,468

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	350,544

Enka Insaat ve Sanayi AS	138,108	420,523

Eregli Demir ve Celik Fabrikalari TAS	905,191	1,167,736

Fenerbahce Futbol ASA	6,193	134,870

Ford Otomotiv Sanayi AS	16,940	199,702

Gentas Genel Metal Sanayi ve Ticaret AS	146,068	107,162

Global Yatirim Holding AS (I)	344,289	288,492

Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	6,698

Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	215,836

See notes to financial statements	Semiannual report | Emerging Markets Fund	75

	Shares	Value
Turkey (continued)

Goodyear Lastikleri Turk AS	8,642	$327,930

GSD Holding AS (I)	245,645	115,724

Gubre Fabrikalari TAS (I)	17,896	180,121

Gunes Sigorta (I)	31,526	39,777

Hurriyet Gazetecilik AS (I)	206,839	106,961

Ihlas EV Aletleri (I)	221,809	78,726

Ihlas Holding AS (I)	1,118,670	515,842

Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	330,143

Is Finansal Kiralama AS (I)	1,296	670

Is Yatirim Menkul Degerler AS	51,687	47,928

Isiklar Yatirim Holding AS (I)	170,167	56,659

Izmir Demir Celik Sanayi AS (I)	135,199	250,321

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	344,193	296,664

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	160,550	212,483

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	867,539	745,895

Kartonsan Karton Sanayi ve Ticaret AS	1,523	245,586

Kerevitas Gida Sanayi ve Ticaret AS (I)	541	11,100

KOC Holdings AS	401,650	2,109,552

Konya Cimento Sanayi AS	738	148,570

Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	214,306	472,873

Koza Altin Isletmeleri AS	10,976	259,972

Koza Anadolu Metal Madencilik Isletmeleri AS (I)(L)	296,290	791,651

Mardin Cimento Sanayii ve Ticaret AS	27,126	79,335

Marshall Boya ve Vernik AS (I)	5,383	160,889

Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	67,298

Migros Ticaret AS (I)	24,300	293,265

Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	112,080

NET Holding AS (I)	267,097	354,452

Net Turizm Ticaret ve Sanayi AS (I)	231,636	106,927

Netas Telekomunikasyon AS	48,217	278,854

Nuh Cimento Sanayi AS	18,962	110,680

Otokar Otomotiv Ve Savunma Sanayi AS	10,453	266,768

Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	129,175	448,195

Parsan Makina Parcalari (I)	28,857	43,486

Petkim Petrokimya Holding AS (I)(L)	600,726	1,034,489

Pinar Entegre Et ve Un Sanayi AS	28,775	115,179

Pinar SUT Mamulleri Sanayii AS	40,679	345,891

Polyester Sanayi AS (I)	140,873	91,398

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	277,955

Sekerbank TAS (I)	578,736	608,174

Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	295,275

Soda Sanayii AS (I)	88,136	115,153

TAT Konserve Sanayii AS (I)	29,214	37,153

TAV Havalimanlari Holding AS (I)	78,086	475,033

Tekfen Holding AS	207,445	855,576

Tekstil Bankasi AS (I)	140,973	79,966

Tofas Turk Otomobil Fabrikasi AS	85,375	529,376

Trakya Cam Sanayi AS (I)	330,564	504,928

76	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
Turkey (continued)

Tupras Turkiye Petrol Rafinerileri AS	46,481	$1,302,363

Turcas Petrol AS	94,177	190,581

Turk Hava Yollari (I)	554,754	2,298,224

Turk Telekomunikasyon AS	171,343	706,874

Turk Traktor ve Ziraat Makineleri AS	7,187	235,537

Turkcell Iletisim Hizmetleri AS (I)	178,635	1,184,204

Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	743,082

Turkiye Garanti Bankasi AS	1,073,320	5,132,697

Turkiye Halk Bankasi AS	101,828	1,007,873

Turkiye Is Bankasi, Class C	708,794	2,530,212

Turkiye Sinai Kalkinma Bankasi AS	809,410	1,044,126

Turkiye Sise ve Cam Fabrikalari AS	567,436	927,807

Turkiye Vakiflar Bankasi Tao, Class D	797,411	2,447,767

Ulker Biskuvi Sanayi AS	134,348	847,631

Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	179,945

Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	164,649

Yapi Kredi Sigorta AS	7,168	79,308

Yapi ve Kredi Bankasi AS (I)	386,150	1,090,802

Zorlu Enerji Elektrik Uretim AS (I)	43,700	33,961

Ukraine 0.0%		829,803

Kernel Holding SA (I)	40,520	829,803

United States 0.0%		124,213

Integrated Memory Logic, Ltd. (I)	38,883	124,213

	Shares	Value
Preferred Securities 2.3%		$56,513,432

(Cost $53,573,139)

Brazil 2.2%		55,411,469

AES Tiete SA	52,519	541,004

Alpargatas SA	106,020	720,405

Banco ABC Brasil SA	105,560	773,275

Banco Bradesco SA	493,742	8,810,229

Banco Daycoval SA	90,600	503,486

Banco do Estado do Rio Grande do Sul SA	294,300	2,691,134

Banco Industrial e Comercial SA	117,473	362,021

Banco Panamericano SA	166,400	554,835

Banco Pine SA	55,262	400,631

Banco Sofisa SA	73,400	146,103

Bardella SA Industrias Mecanicas	916	38,780

Braskem SA, A Shares	6,300	46,405

Centrais Eletricas Brasileiras SA	28,248	178,958

Centrais Eletricas de Santa Catarina SA	3,700	43,741

Cia de Gas de Sao Paulo, A Shares	3,900	112,799

Cia de Tecidos do Norte de Minas — Coteminas	161,600	289,825

Cia Energetica do Ceara	10,287	223,472

Cia Ferro Ligas da Bahia — Ferbasa	74,676	442,156

Cia Paranaense de Energia	4,000	58,604

See notes to financial statements	Semiannual report | Emerging Markets Fund	77

	Shares	Value
Brazil (continued)

Companhia de Bebidas das Americas	153,400	$6,804,345

Companhia de Transmissao de Energia Eletrica Paulista	16,618	299,970

Companhia Energetica de Minas Gerais	19,900	235,555

Companhia Energetica de Sao Paulo	83,195	770,838

Contax Participacoes SA	27,100	356,103

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	38,748	233,929

Eucatex SA Industria e Comercio	24,300	101,281

Forjas Taurus SA	30,314	45,485

Gol Linhas Aereas Inteligentes SA	5,200	33,022

Inepar SA Industria e Construcoes	122,505	102,737

Itau Unibanco Holding SA	161,200	2,856,059

Klabin SA	977,845	6,575,284

Lojas Americanas SA	221,417	2,020,204

Marcopolo SA	233,100	1,560,359

Oi SA	111,900	415,512

Parana Banco SA	21,100	145,506

Petroleo Brasileiro SA	357,356	2,998,728

Randon Participacoes SA	214,500	1,278,721

Saraiva SA Livreiros Editores	14,000	199,737

Suzano Papel e Celulose SA	266,053	893,833

Telefonica Brasil SA	25,000	658,533

Unipar Participacoes SA	854,010	215,724

Usinas Siderurgicas de Minas Gerais SA	560,800	2,776,518

Vale SA	373,439	6,895,623

Chile 0.1%		986,616

Coca-Cola Embonor SA	720	2,344

Embotelladora Andina SA, Class B	86,063	573,147

Sociedad Quimica y Minera de Chile SA	7,394	411,125

Colombia 0.0%		41,268

Bancolombia SA	2,510	41,268

Malaysia 0.0%		74,079

TA Global BHD	1,017,521	74,079

Warrants 0.0%		$18,304

(Cost $0)

G J Steel PCL (Expiration Date: 1-30-20) (I)(N)	3,649,230	17,229

Malayan Flour Mills BHD (Expiration Date: 5-9-17, Strike Price: MYR 2.06) (I)	15,100	1,075

78	Emerging Markets Fund | Semiannual report	See notes to financial statements

		Shares	Value
Rights 0.0%			$100,523

(Cost $0)

Alok Industries, Ltd. (Expiration Date: 2-15-13) (I)(N)		324,877	0

Cencosud SA (Expiration Date: 3-14-13; Strike Price: CLP 2600) (I)		58,995	44,278

Cia de Bebidas das Americas (Expiration Date: 3-6-13;
Strike Price: BRL 93.07) (I)		220	2

Doosan Engineering & Construction Company, Ltd.
(Expiration Date: 4-15-13; Strike Price: KRW 2700) (I)		27,162	2,383

Enersis SA (Expiration Date: 3-26-13) (I)(N)		85,369	17,074

Hanjin Heavy Industries & Construction Company, Ltd.
(Expiration Date: 3-15-13; Strike Price: KRW 7220) (I)		17,468	29,200

Mah Sing Group BHD (Expiration Date: 3-12-13) (I)(N)		29,533	6,403

OSX Brasil SA (Expiration Date: 3-5-13; Strike Price: BRL 39.76) (I)		1,100	6

Polimex-Mostostal SA (Strike Price: PLN 0.52) (I)(N)		505,319	1,177

Solargiga Energy Holdings, Ltd. (Expiration Date: 3-14-13;
Strike Price: HKD 0.51) (I)		199,400	0

	Yield (%)	Shares	Value
Securities Lending Collateral 7.3%			$182,849,153

(Cost $182,783,112)

John Hancock Collateral Investment Trust (W)	0.2514 (Y)	18,269,569	182,849,153

	Yield (%)	Shares	Value
Short-Term Investments 0.3%			$7,834,566

(Cost $7,834,566)

Money Market Funds 0.3%			7,834,566

State Street Institutional Liquid Reserves Fund	0.136 (Y)	7,834,566	7,834,566

Total investments (Cost $2,321,151,555)† 107.1%		$2,670,430,890

Other assets and liabilities, net (7.1%)			($177,603,712)

Total net assets 100.0%		$2,492,827,178

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
HKD	Hong Kong Dollars
KRW	Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See notes to financial statements	Semiannual report | Emerging Markets Fund	79

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-13.

(N) Strike price and/or expiration date not available.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $2,330,703,718. Net unrealized appreciation aggregated $339,727,172, of which $601,961,996 related to appreciated investment securities and $262,234,824 related to depreciated investment securities.

The Fund has the following sector allocation as a percentage of net assets on 2-28-13:

Financials	26.6%
Materials	12.7%
Information Technology	11.1%
Industrials	11.0%
Consumer Discretionary	10.4%
Energy	9.7%
Consumer Staples	8.9%
Telecommunication Services	4.2%
Utilities	2.9%
Health Care	2.0%
Short-Term Investments & Other	0.5%

80	Emerging Markets Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,138,368,443)
including $175,903,129 of securities loaned	$2,487,581,737
Investments in affiliated issuers, at value (Cost $182,783,112)	182,849,153

Total investments, at value (Cost $2,321,151,555)	2,670,430,890
Foreign currency, at value (Cost $1,708,611)	1,694,761
Receivable for investments sold	43,125
Receivable for fund shares sold	742,778
Dividends and interest receivable	3,915,430
Receivable for securities lending income	91,995
Receivable due from advisor	37
Other receivables and prepaid expenses	45,469

Total assets	2,676,964,485

Liabilities

Foreign capital gains tax payable	326,562
Payable for investments purchased	54,130
Payable for fund shares repurchased	115,187
Payable upon return of securities loaned	182,828,381
Payable to affiliates
Accounting and legal services fees	54,919
Transfer agent fees	24,226
Trustees’ fees	1,254
Other liabilities and accrued expenses	732,648

Total liabilities	184,137,307

Net assets	2,492,827,178

Net assets consist of

Paid-in capital	$2,220,988,269
Accumulated distributions in excess of net investment income	(7,550,245)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(69,544,766)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	348,933,920

Net assets	$2,492,827,178

See notes to financial statements	Semiannual report | Emerging Markets Fund	81

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($23,418,770 ÷ 2,172,209 shares)[1]	$10.78
Class I ($120,532,670 ÷ 11,196,954 shares)	$10.76
Class R6 ($106,611 ÷ 9,907 shares)	$10.76
Class NAV ($2,348,769,127 ÷ 218,056,300 shares)	$10.77

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.35

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

82	Emerging Markets Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$16,849,147
Securities lending	771,068
Interest	3,024
Less foreign taxes withheld	(2,166,896)

Total investment income	15,456,343

Expenses

Investment management fees	11,233,752
Distribution and service fees	26,533
Accounting and legal services fees	164,118
Transfer agent fees	72,088
Trustees’ fees	15,774
State registration fees	24,646
Printing and postage	11,154
Professional fees	43,195
Custodian fees	1,098,057
Registration and filing fees	23,408
Other	29,702

Total expenses	12,742,427
Less expense reductions and amounts recaptured	(41,542)

Net expenses	12,700,885

Net investment income	2,755,458

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	23,496,681
Investments in affiliated issuers	7,670
Foreign currency transactions	23,257

23,527,608
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	272,733,401
Investments in affiliated issuers	257
Translation of assets and liabilities in foreign currencies	(12,942)

272,720,716

Net realized and unrealized gain	296,248,324

Increase in net assets from operations	$299,003,782

See notes to financial statements	Semiannual report | Emerging Markets Fund	83

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-13	ended
	(Unaudited)	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$2,755,458	$31,193,905
Net realized gain (loss)	23,527,608	(92,101,913)
Change in net unrealized appreciation (depreciation)	272,720,716	(144,193,117)

Increase (decrease) in net assets resulting from operations	299,003,782	(205,101,125)

Distributions to shareholders
From net investment income
Class A	(130,173)	(33,580)
Class I	(1,141,447)	(1,647,362)
Class R6	(1,209)	(1,145)
Class NAV	(30,510,643)	(25,137,707)
From net realized gain
Class A	—	(5,904)
Class I	—	(164,181)
Class R6	—	(100)
Class NAV	—	(2,189,373)

Total distributions	(31,783,472)	(29,179,352)

From Fund share transactions	(21,351,456)	127,785,626

Total increase (decrease)	245,868,854	(106,494,851)

Net assets

Beginning of period	2,246,958,324	2,353,453,175

End of period	$2,492,827,178	$2,246,958,324

Undistributed (accumulated distributions in excess of) net
investment income	($7,550,245)	$21,477,769

84	Emerging Markets Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13[1]	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.59	$10.65	$12.23
Net investment income (loss)[3]	(0.02)	0.11	0.10
Net realized and unrealized gain (loss) on investments	1.28	(1.10)	(1.68)
Total from investment operations	1.26	(0.99)	(1.58)
Less distributions
From net investment income	(0.07)	(0.06)	—
From net realized gain	—	(0.01)	—
Total distributions	(0.07)	(0.07)	—
Net asset value, end of period	$10.78	$9.59	$10.65
Total return (%)[4,5]	13.20[6]	(9.25)	(12.92)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.68[7]	1.96	2.26[7]
Expenses including reductions and amounts recaptured	1.75[7,8]	1.75	1.75[7]
Net investment income (loss)	(0.46)[7]	1.10	2.29[7]
Portfolio turnover (%)	2	23	11[9]

1 Six months ended 2-28-13. Unaudited.
2 The inception date for Class A shares is 3-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to 0.07% of average net assets for Class A shares for the six months ended 2-28-13. See Note 4.
9 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

See notes to financial statements	Semiannual report | Emerging Markets Fund	85

CLASS I SHARES Period ended	2-28-13[1]	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.60	$10.67	$12.23
Net investment income[3]	0.01	0.11	0.13
Net realized and unrealized gain (loss) on investments	1.28	(1.06)	(1.69)
Total from investment operations	1.29	(0.95)	(1.56)
Less distributions
From net investment income	(0.13)	(0.11)	—
From net realized gain	—	(0.01)	—
Total distributions	(0.13)	(0.12)	—
Net asset value, end of period	$10.76	$9.60	$10.67
Total return (%)[4]	13.47[5]	(8.87)	(12.76)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$121	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.20[6]	1.23	1.26[6]
Expenses including reductions and amounts recaptured	1.20[6]	1.23	1.26[6]
Net investment income	0.16[6]	1.11	2.99[6]
Portfolio turnover (%)	2	23	11[7]

1 Six months ended 2-28-13. Unaudited
2 The inception date for Class I shares is 3-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS R6 SHARES Period ended	2-28-13[1]	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.60	$10.68
Net investment income[3]	—	0.13
Net realized and unrealized gain (loss) on investments	1.29	(1.08)
Total from investment operations	1.29	(0.95)
Less distributions
From net investment income	(0.13)	(0.12)
From net realized gain	—	(0.01)
Total distributions	(0.13)	(0.13)
Net asset value, end of period	$10.76	$9.60
Total return (%)[4]	13.46[5]	(8.80)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	16.99[7]	20.83
Expenses including reductions and amounts recaptured	1.22[7]	1.22
Net investment income	0.08[7]	1.33
Portfolio turnover (%)	2	23

1 Six months ended 2-28-13. Unaudited
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

86	Semiannual report | Emerging Markets Fund	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-13[1]	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$9.61	$10.68	$10.82	$9.09	$9.47	$11.02
Net investment income[2]	0.01	0.14	0.15	0.08	0.10	0.24
Net realized and unrealized gain (loss)
on investments	1.29	(1.08)	0.61	1.77	(0.19)	(1.59)
Total from investment operations	1.30	(0.94)	0.76	1.85	(0.09)	(1.35)
Less distributions
From net investment income	(0.14)	(0.12)	(0.09)	(0.08)	(0.16)	(0.10)
From net realized gain	—	(0.01)	(0.81)	(0.04)	(0.13)	(0.10)
Total distributions	(0.14)	(0.13)	(0.90)	(0.12)	(0.29)	(0.20)
Net asset value, end of period	$10.77	$9.61	$10.68	$10.82	$9.09	$9.47
Total return (%)[3]	13.58[4]	(8.71)	6.13	20.43	1.07	(12.61)

Ratios and supplemental data

Net assets, end of period (in millions)	$2,348	$2,107	$2,099	$1,590	$1,037	$577
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.07[5]	1.07	1.07	1.08	1.07	1.08
Expenses including reductions and
amounts recaptured	1.06[5]	1.07	1.07	1.08	1.07	1.08
Net investment income	0.24[5]	1.49	1.25	0.81	1.39	2.11
Portfolio turnover (%)	2	23	11	29	32	13

1 Six months ended 2-28-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Emerging Markets Fund	87

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 Plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

88	Emerging Markets Fund | Semiannual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$262,268,082	$262,268,082	—	—
Chile	47,497,349	47,497,349	—	—
China	256,516,149	28,597,893	$227,638,160	$280,096
Colombia	10,612,323	10,612,323	—	—
Cyprus	336,167	—	336,167	—
Czech Republic	7,301,393	—	7,301,393	—
Egypt	693,442	—	693,442	—
Guernsey, Channel Islands	42,180	—	42,180	—
Hong Kong	134,193,203	23,171,394	110,453,162	568,647
Hungary	8,047,445	—	8,047,445	—
India	190,140,331	36,130,815	153,960,455	49,061
Indonesia	88,559,148	3,119,080	85,379,826	60,242
Israel	141,236	—	141,236	—
Luxembourg	1,435,235	—	1,435,235	—
Malaysia	93,763,537	—	93,763,537	—
Mexico	142,020,211	142,020,211	—	—
Netherlands	1,699,053	1,673,809	25,244	—
Peru	2,182,246	2,182,246	—	—
Philippines	38,947,362	—	38,947,362	—
Poland	39,489,613	—	39,489,613	—
Russia	74,438,752	827,409	73,611,343	—
South Africa	184,152,792	15,607,437	168,545,355	—
South Korea	380,938,633	29,801,343	351,107,275	30,015
Taiwan	314,674,310	7,696,155	306,975,061	3,094
Thailand	85,385,657	—	85,385,657	—
Turkey	56,685,047	743,082	55,941,965	—
Ukraine	829,803	—	829,803	—
United States	124,213	—	124,213	—

Semiannual report | Emerging Markets Fund	89

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities
Brazil	$55,411,469	$55,411,469	—	—
Chile	986,616	986,616	—	—
Colombia	41,268	41,268	—	—
Malaysia	74,079	—	$74,079	—
Warrants	18,304	1,075	17,229	—
Rights	100,523	67,755	32,760	$8
Securities Lending
Collateral	182,849,153	182,849,153	—	—
Short-Term
Investments	7,834,566	7,834,566	—	—

Total Investments in
Securities	$2,670,430,890	$859,140,530	$1,810,299,197	$991,163

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

90	Emerging Markets Fund | Semiannual report

Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2013 were $595. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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For federal income tax purposes, as of August 31, 2012, the Fund has a capital loss carryforward of $91,353,529 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2012:

CAPITAL LOSS CARRYFORWARD
SHORT TERM	LONG TERM

$12,497,374	$78,856,155

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC)

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $100,000,000 of the Fund’s aggregate net assets; and (b) 0.95% of the Fund’s aggregate net assets in excess of $100,000,000. Aggregate net assets include the net assets of the Fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate

92	Emerging Markets Fund | Semiannual report

net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with approval of the Board of Trustees.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the Fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses and short dividend expense, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Fund.

The Advisor has agreed to contractually waive and/or reimburse fund expenses for Class A and Class R6 shares, to the extent that the expenses for each class will not exceed 1.75% and 1.22%, respectively. This limit excludes taxes, brokerage commissions, interest, acquired fund fees and expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Prior to January 1, 2013 the fee waivers and/or reimbursements were such that these expenses did not exceed 1.29% for Class I and the limits for the remainder of the share classes above were unchanged. The fee waivers and/or reimbursement will continue in effect until December 31, 2013 unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $304, $1,816, $8,147 and $38,025 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended February 28, 2013.

The investment management fees incurred for the six months ended February 28, 2013 were equivalent to a net annual effective rate of 0.95% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS RECOVERED DURING
RECOVERY THROUGH 8-1-15	RECOVERY THROUGH 2-1-16	THE SIX MONTHS ENDED 2-28-13

$28,801	$8,145	$6,750

The amount recovered during the six months ended February 28, 2013 was $6,263 and $487 for Class A and Class R6 shares, respectively.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Semiannual report | Emerging Markets Fund	93

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $75,643 for the six months ended February 28, 2013. Of this amount, $12,811 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $62,333 was paid as sales commissions to broker-dealers and $499 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor amounted to $73 for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$26,533	$17,480	$9,004	$1,150
Class I	—	54,595	8,530	9,395
Class R6	—	13	7,112	609
Total	$26,533	$72,088	$24,646	$11,154

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

94	Emerging Markets Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2013 and for the year ended August 31, 2012 were as follows:

	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	955,824	$10,022,660	1,317,845	$12,763,742
Distributions reinvested	12,335	130,133	4,196	38,306
Repurchased	(235,691)	(2,468,724)	(241,683)	(2,337,175)

Net increase	732,468	$7,684,069	1,080,358	$10,464,873

Class I shares

Sold	4,147,688	$44,158,617	8,392,989	$80,938,922
Distributions reinvested	14,732	154,983	5,941	54,125
Repurchased	(6,131,171)	(62,915,787)	(18,712,032)	(178,674,567)

Net decrease	(1,968,751)	($18,602,187)	(10,313,102)	($97,681,520)

Class R6 shares[1]

Sold	544	$5,859	9,363	$100,000

Net increase	544	$5,859	9,363	$100,000

Class NAV shares

Sold	2,014,257	$20,972,073	37,918,651	$358,733,491
Distributions reinvested	2,900,251	30,510,643	2,999,680	27,327,080
Repurchased	(6,055,867)	(61,921,913)	(18,265,074)	(171,158,298)

Net increase (decrease)	(1,141,359)	($10,439,197)	22,653,257	$214,902,273

Net increase (decrease)	(2,377,098)	($21,351,456)	13,429,876	$127,785,626

1 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 95% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 28, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $53,563,605 and $97,090,609, respectively, for the six months ended February 28, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Growth Portfolio	33.3%
John Hancock Lifestyle Balanced Portfolio	24.1%
John Hancock Lifestyle Aggressive Portfolio	14.3%

Semiannual report | Emerging Markets Fund	95

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Emerging Markets Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

96	Emerging Markets Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Emerging Markets Fund	97

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	368SA 2/13
MF135739	4/13

John Hancock
MUTUAL FUNDS

John Hancock
Retirement Living Portfolios

Semiannual Report
2.28.13

Management’s discussion of

Portfolio performance

From the Portfolio Management Team of John Hancock Asset Management

John Hancock

Retirement Living Portfolios

Market Review

Despite turmoil in some of the world’s largest economies over the last few years, the six months ended February 28, 2013 saw investors reinvesting their capital with greater confidence in the global economy and creating a bullish upswing in equity markets.

U.S. equities, as represented by the S&P 500 Index, climbed 8.95% during the six-month period. A commitment by the U.S. Federal Reserve to keep interest rates low, as well as an uptick in the previously weak housing market appear to be catalysts. Yet, the U.S. equity market advance was subdued relative to markets elsewhere. The MSCI EAFE Index, dominated by equities from Europe and Japan, rallied 14.54%, while the MSCI Emerging Markets Index, which includes the world’s most aggressively growing economies like China, Brazil, Russia and India, gained 12.15% for the same period.

Late in the final month of the period, however, equity markets in some countries experienced performance reversals. For example, Italian and Indian equity markets, which were strong performers over the last six months — up 6.8% and 12.0%, respectively — both gave back returns in the final month.

The U.S. fixed-income market, the performance leader of the last five years and arguably the last 30 years, faded these last six months. Even so, the Barclays U.S. Aggregate Bond Index still managed to finish the period with a positive 0.15% return. The Bank of America Merrill Lynch U.S. High Yield Master II Index produced a 6.58% gain, further reflecting investors’ desire for yield as well as increased comfort with the stable state of corporate balance sheets.

Outlook

While growth is likely to remain challenged in Europe, we expect the U.S. economy to exhibit modest strength and emerging-market growth to resume at an accelerated rate.

We believe political and policy challenges in both the U.S. and Europe are likely to continue to create ripples throughout the global economy. Questions over whether the Federal Reserve might cease its bond-buying efforts and ongoing budget wrangling, including the automatic cuts known as sequestration, continue to create a climate of uncertainty. Additionally, the potential for a stalemated parliament in Italy and concerns over possible policy changes made by Europe’s central bank may translate into slower economic growth.

For the
Market index	six months ended
total returns	February 28, 2013

U.S. Stocks

S&P 500 Index	8.95%
Russell Midcap Index	13.84%
Russell 2000 Index	13.02%
FTSE NAREIT All Equity REIT Index	6.87%

International Stocks

MSCI EAFE Index	14.54%
MSCI Emerging Markets Index	12.15%
MSCI EAFE Small Cap Index	18.17%

Fixed Income

Barclays U.S. Aggregate Bond Index	0.15%
Bank of America Merrill Lynch US High
Yield Master II Index	6.58%
JPM Global Government Bonds
Unhedged Index	–3.34%

2	Retirement Living Portfolios | Semiannual report

Some of this may already be factored into stock prices. Our view is that attractive values still exist in a number of regions and countries around the world, while others are more fairly valued. For instance, we continue to believe Europe and many emerging markets, especially in Asia, offer attractively priced opportunities, while valuations in the U.S. are more mixed, given the market appreciation coupled with the higher overall starting point.

Within the fixed-income markets, we are not expecting interest rates to spike significantly higher in the short term, but even a small increase could lead to price decreases that could erase returns earned from interest payments in the high-quality sector. We believe non-investment-grade credit and emerging-market bonds, on the other hand, offer the potential for better returns, but these areas are not without risk.

We continue to stress that the most important factor in creating and maintaining optimal portfolios is diversification, including exposure to traditional equities and fixed income as well as alternative asset classes. Each of our Portfolios is actively managed to provide exposure to potentially rewarding opportunities in a variety of market environments.

Retirement Living through 2050 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2050 Portfolio Class A shares returned 9.41%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 8.50%. The Portfolio outperformed the Morningstar, Inc. Target-Date 2046–2050 category average return of 8.96%.†

The Portfolio’s performance was primarily bolstered by allocations to equities across international developed and emerging markets, as well as U.S. mid-cap equities.

A diverse range of underlying fund managers and strategies supported overall performance. Alpha Opportunities Fund (Wellington) benefited from stock selection in consumer discretionary and financial sectors, while Emerging Markets Fund (DFA) was supported by a smaller-cap bias and security selection in Mexico, Brazil and Hong Kong. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were detractors from relative Portfolio performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns while maintaining a moderate risk profile.

Semiannual report | Retirement Living Portfolios	3

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a moderate risk profile.

Retirement Living through 2045 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2045 Portfolio Class A shares returned 9.51%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 8.50%. The Portfolio outperformed the Morningstar, Inc. Target-Date 2041–2045 category average return of 9.21%.†

The Portfolio’s performance was primarily bolstered by allocations to equities across international developed and emerging markets, as well as U.S. mid-cap equities.

A diverse range of underlying fund managers and strategies supported overall performance. Alpha Opportunities Fund (Wellington) benefited from stock selection in consumer discretionary and financial sectors, while Emerging Markets Fund (DFA) was supported by a smaller-cap bias and security selection in Mexico, Brazil and Hong Kong. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were detractors from the Portfolio’s relative performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a moderate risk profile.

Retirement Living through 2040 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2040 Portfolio Class A shares returned 9.43%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 8.50%. The Portfolio outperformed the Morningstar, Inc. Target-Date 2036–2040 category average return of 8.59%.†

The Portfolio’s performance was primarily bolstered by allocations to equities across international developed and emerging markets, as well as U.S. mid-cap equities.

A diverse range of underlying fund managers and strategies supported overall performance. Alpha Opportunities Fund (Wellington) benefited from stock selection in consumer discretionary and financial sectors, while Emerging Markets Fund (DFA) was supported by a smaller-cap bias and security selection in Mexico, Brazil and Hong Kong. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were detractors from relative Portfolio results but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a moderate risk profile.

Retirement Living through 2035 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2035 Portfolio Class A shares returned 9.49%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 8.42%. The Portfolio outperformed the Morningstar, Inc. Target-Date 2031–2035 category average return of 8.59%.†

The Portfolio’s performance was primarily bolstered by allocations to equities across international developed and emerging markets, as well as U.S. mid-cap equities.

4	Retirement Living Portfolios | Semiannual report

A diverse range of underlying fund managers and strategies supported overall performance. Alpha Opportunities Fund (Wellington) benefited from stock selection in consumer discretionary and financial sectors, while Emerging Markets Fund (DFA) was supported by a smaller-cap bias and security selection in Mexico, Brazil and Hong Kong. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were relative detractors from Portfolio performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a moderate risk profile.

Retirement Living through 2030 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2030 Portfolio Class A shares returned 9.07%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 7.89%. The Morningstar, Inc. Target-Date 2026–2030 category returned an average 7.55%.†

The Portfolio’s performance was supported by allocations to both fixed income and equities. Equity exposure to both developed and emerging markets provided significant gains, while high-yield and multi-sector bonds came in a close second. These sectors continue to be increasingly attractive to investors seeking higher-yield investments.

A diverse range of underlying fund managers and strategies supported overall performance. Alpha Opportunities Fund (Wellington) benefited from stock selection in consumer discretionary and financial sectors, while Emerging Markets Fund (DFA) was supported by a smaller-cap bias and security selection in Mexico, Brazil and Hong Kong. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were relative detractors from Portfolio performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s modest equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a conservative risk profile.

Retirement Living through 2025 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2025 Portfolio Class A shares returned 8.37%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 7.09%. The Morningstar, Inc. Target-Date 2021–2025 category returned an average 7.10%.†

During this period the Portfolio outperformed the blended benchmark as described above and was a strong performer within its peer group. The Portfolio’s performance was primarily supported by allocations to multi-sector and high-yield bonds and exposure to international developed and emerging markets. These sectors continue to be increasingly attractive to investors seeking higher-yield investments.

A diverse range of underlying fund managers and strategies supported performance. Alpha Opportunities Fund (Wellington) benefited from stock selection in consumer discretionary and financial sectors, while Emerging Markets Fund (DFA) was supported by a smaller-cap bias and security selection in Mexico, Brazil, and Hong Kong. U.S. Equity Fund (GMO), Global Shareholder Yield Fund (Epoch) and Redwood Fund (RCM) were relative detractors from Portfolio performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a conservative risk profile.

Semiannual report | Retirement Living Portfolios	5

Retirement Living through 2020 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2020 Portfolio Class A shares returned 7.56%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 6.04%. The Morningstar, Inc. Target-Date 2016–2020 category returned an average 5.65%.†

During this period the Portfolio outperformed the blended benchmark as described above and was a strong performer within its peer group. The Portfolio’s performance was primarily supported by allocations to multi-sector and high-yield bonds and exposure to international developed and emerging markets. These sectors continue to be increasingly attractive to investors seeking higher-yield investments.

A diverse range of underlying fund managers and strategies supported performance. Active Bond Fund (John Hancock) was supported by credit-sensitive allocations. Total Return Fund (PIMCO) benefited from its allocation to mortgage-related securities and corporate bond structure. U.S. Equity Fund (GMO), Global Shareholder Yield Fund (Epoch) and Redwood Fund (RCM) were detractors from relative Portfolio performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong, risk-adjusted returns while maintaining a conservative risk profile.

Retirement Living through 2015 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2015 Portfolio Class A shares returned 6.59%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 5.06%. The Morningstar, Inc. Target-Date 2011–2015 category returned an average 5.33%.†

The Portfolio outperformed the blended benchmark as described above and was a strong performer within its peer group over the last six months. The Portfolio’s performance was primarily bolstered by allocations to multi-sector and high-yield bonds and bank loans, sectors which continue to be increasingly attractive to investors seeking higher-yield investments.

A diverse range of underlying fund managers and strategies supported overall performance. Active Bond Fund (John Hancock) was boosted by credit-sensitive allocations. Total Return Fund (PIMCO) benefited from its allocation to mortgage-related securities and its corporate bond structure. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were detractors from Portfolio performance, but they met their objectives by managing downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong returns while maintaining a conservative risk profile.

Retirement Living through 2010 Portfolio

For the six months ended February 28, 2013, John Hancock Retirement Living through 2010 Portfolio Class A shares returned 6.00%, excluding sales charges. In comparison, the S&P 500 Index returned 8.95% over the same period and the Barclays U.S. Aggregate Bond Index returned 0.15%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 4.20%. The Morningstar, Inc. Target-Date 2000–2010 category returned an average 4.60%.†

The Portfolio outperformed the blended benchmark as described above and was a strong performer within its peer group over the last six months. The Portfolio’s performance was primarily bolstered by allocations to multi-sector and high-yield bonds and bank loans, sectors which continue to be increasingly attractive to investors seeking higher-yield investments.

6	Retirement Living Portfolios | Semiannual report

A diverse range of underlying fund managers and strategies supported overall performance. Active Bond Fund (John Hancock) was boosted by credit-sensitive allocations. Total Return Fund (PIMCO) benefited from its allocation to mortgage-related securities and its corporate bond structure. Redwood Fund (RCM), U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch) were relative detractors to Portfolio performance, but they met their objectives by managing the Portfolio’s downside risk and in addition delivered solid absolute returns.

Much of the Portfolio’s equity exposure is represented by Strategic Equity Allocation (John Hancock), an actively managed portfolio invested across U.S. and international stocks, including emerging markets. Although a recent addition, it helps the Portfolio deliver strong returns while maintaining a conservative risk profile.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Portfolios’ performance depends on the Advisor’s and Subadvisors’ skills in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; high-yield bonds are subject to additional risks, such as increased risk of default. Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive results. They employ certain techniques which are intended to reduce risk and volatility in the fund and provide protection against a decline in the fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the fund’s objectives will be achieved. For additional information on these and other risk considerations, please see the Portfolios’ prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Semiannual report | Retirement Living Portfolios	7

John Hancock Retirement Living through 2050 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	92.7% OF TOTAL

Large Blend	38.9%

U.S. Large Cap	23.7%

International Large Cap	7.9%

Emerging Markets	7.4%

U.S. Mid Cap	3.6%

International Small Cap	3.4%

Natural Resources	1.9%

Real Estate	1.7%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.8%

Small Cap Growth	0.3%

FIXED INCOME	4.2% OF TOTAL

Multi-Sector Bond	1.4%

High Yield Bond	0.9%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.2%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	3.0% OF TOTAL

NET OTHER
ASSETS & LIABILITIES	0.1% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	3-1-12	3-1-12	3-1-12	3-1-12	3-1-12	3-1-12	3-1-12	4-29-11

Average annual total returns — 1 year	3.83%	9.04%	9.30%	9.14%	9.56%	9.88%	9.93%	9.77%

Average annual total returns — Since inception	3.83%	9.04%	9.30%	9.14%	9.56%	9.88%	9.93%	3.43%

Cumulative returns — 6 months	3.94%	9.27%	9.41%	9.37%	9.56%	9.77%	9.82%	9.66%

Cumulative returns — Since inception	3.83%	9.04%	9.30%	9.14%	9.56%	9.88%	9.93%	6.39%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A*	Class R1*	Class R2*	Class R3*	Class R4*	Class R5*	Class R6*	Class 1
Net (%)	1.39	1.64	1.39	1.54	1.14	0.94	0.89	0.94
Gross (%)	2.39	3.73	3.42	3.63	3.23	3.01	2.84	0.94

* Expenses have been estimated for the classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

8	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2045 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	92.7% OF TOTAL

Large Blend	40.1%

U.S. Large Cap	26.1%

Emerging Markets	7.6%

U.S. Mid Cap	3.7%

International Large Cap	3.6%

International Small Cap	3.6%

Natural Resources	2.0%

Real Estate	1.7%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.9%

Small Cap Growth	0.3%

FIXED INCOME	4.3% OF TOTAL

Multi-Sector Bond	1.4%

High Yield Bond	1.0%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.2%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	3.0% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.84%	9.04%	9.38%	9.14%	9.54%	9.84%	9.88%	9.84%

Average annual total returns — 5 year	1.93%	2.79%	1.63%	2.87%	3.18%	3.50%	2.38%	3.46%

Average annual total returns — Since inception	2.25%	2.88%	1.64%	2.97%	3.26%	3.56%	2.36%	3.56%

Cumulative returns — 6 months	4.04%	9.37%	9.60%	9.36%	9.65%	9.73%	9.77%	9.84%

Cumulative returns — 5 year	10.04%	14.73%	8.44%	15.21%	16.94%	18.74%	12.49%	18.54%

Cumulative returns — Since inception	15.15%	19.71%	10.87%	20.36%	22.57%	24.86%	15.97%	24.79%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.51	2.81	3.18	2.96	3.41	2.23	17.59	0.90

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable fee waivers and expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

Semiannual report | Retirement Living Portfolios	9

John Hancock Retirement Living through 2040 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	92.7% OF TOTAL

Large Blend	40.1%

U.S. Large Cap	26.1%

Emerging Markets	7.6%

U.S. Mid Cap	3.7%

International Large Cap	3.6%

International Small Cap	3.6%

Natural Resources	2.0%

Real Estate	1.7%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.9%

Small Cap Growth	0.3%

FIXED INCOME	4.3% OF TOTAL

Multi-Sector Bond	1.4%

High Yield Bond	1.0%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.2%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	3.0% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.87%	9.07%	9.30%	9.18%	9.59%	9.88%	9.93%	9.87%

Average annual total returns — 5 year	1.96%	2.81%	1.88%	2.90%	3.21%	3.52%	2.41%	3.49%

Average annual total returns — Since inception	2.27%	2.90%	1.90%	2.97%	3.29%	3.59%	2.39%	3.56%

Cumulative returns — 6 months	3.97%	9.40%	9.52%	9.41%	9.70%	9.77%	9.82%	9.76%

Cumulative returns — 5 year	10.18%	14.87%	9.76%	15.37%	17.11%	18.90%	12.66%	18.70%

Cumulative returns — Since inception	15.30%	19.86%	12.68%	20.41%	22.75%	25.04%	16.13%	24.84%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.36	1.61	1.36	1.51	1.11	0.91	0.86	0.91
Gross (%)	1.49	2.48	2.63	2.08	4.44	1.68	17.61	0.91

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

10	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2035 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	91.7% OF TOTAL

Large Blend	39.7%

U.S. Large Cap	25.7%

Emerging Markets	7.6%

International Large Cap	3.6%

U.S. Mid Cap	3.6%

International Small Cap	3.6%

Natural Resources	2.0%

Real Estate	1.7%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.8%

Small Cap Growth	0.3%

FIXED INCOME	5.3% OF TOTAL

Multi-Sector Bond	1.7%

High Yield Bond	1.2%

Bank Loan	1.0%

Intermediate Bond	1.0%

Global Bond	0.2%

Treasury Inflation-Protected Securities	0.2%

ALTERNATIVE	3.0% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.93%	9.12%	9.35%	9.11%	9.50%	9.82%	9.87%	9.71%

Average annual total returns — 5 year	1.98%	2.80%	1.89%	2.88%	3.23%	3.50%	2.54%	3.48%

Average annual total returns — Since inception	2.27%	2.89%	1.89%	2.96%	3.31%	3.56%	2.51%	3.56%

Cumulative returns — 6 months	4.03%	9.34%	9.57%	9.33%	9.61%	9.71%	9.76%	9.71%

Cumulative returns — 5 year	10.30%	14.82%	9.81%	15.26%	17.25%	18.74%	13.35%	18.68%

Cumulative returns — Since inception	15.27%	19.82%	12.62%	20.29%	22.90%	24.87%	17.01%	24.81%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.46	2.27	2.64	2.21	2.48	1.85	17.61	0.90

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

Semiannual report | Retirement Living Portfolios	11

John Hancock Retirement Living through 2030 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	85.8% OF TOTAL

Large Blend	37.0%

U.S. Large Cap	25.0%

Emerging Markets	6.8%

U.S. Mid Cap	3.3%

International Small Cap	3.1%

International Large Cap	3.1%

Natural Resources	1.9%

Real Estate	1.7%

Health Sciences	1.5%

U.S. Small Cap	1.3%

Global Large Cap	0.9%

Small Cap Growth	0.2%

FIXED INCOME	11.2% OF TOTAL

Multi-Sector Bond	3.1%

High Yield Bond	2.5%

Bank Loan	2.1%

Intermediate Bond	2.1%

Global Bond	1.0%

Treasury Inflation-Protected Securities	0.4%

ALTERNATIVE	3.0% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.70%	8.94%	9.21%	9.05%	9.37%	9.68%	9.74%	9.65%

Average annual total returns — 5 year	1.93%	2.78%	2.01%	2.84%	3.14%	3.46%	2.59%	3.45%

Average annual total returns — Since inception	2.18%	2.77%	1.98%	2.83%	3.13%	3.44%	2.53%	3.43%

Cumulative returns — 6 months	3.60%	8.94%	8.99%	8.94%	9.15%	9.24%	9.19%	9.20%

Cumulative returns — 5 year	10.03%	14.71%	10.48%	15.03%	16.73%	18.57%	13.64%	18.49%

Cumulative returns — Since inception	14.62%	18.88%	13.22%	19.35%	21.61%	23.90%	17.13%	23.83%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4 Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.44	2.20	2.22	2.04	3.02	1.34	17.67	0.90

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

12	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2025 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	76.8% OF TOTAL

Large Blend	33.1%

U.S. Large Cap	23.0%

Emerging Markets	5.8%

U.S. Mid Cap	2.9%

International Large Cap	2.7%

International Small Cap	2.6%

Natural Resources	1.8%

Real Estate	1.7%

Health Sciences	1.2%

Global Large Cap	0.9%

U.S. Small Cap	0.9%

Small Cap Growth	0.2%

FIXED INCOME	20.2% OF TOTAL

Multi-Sector Bond	5.8%

High Yield Bond	4.2%

Intermediate Bond	4.2%

Bank Loan	3.7%

Global Bond	1.6%

Treasury Inflation-Protected Securities	0.7%

ALTERNATIVE	3.0% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.56%	8.79%	9.05%	8.89%	9.32%	9.64%	9.58%	9.63%

Average annual total returns — 5 year	2.22%	3.07%	2.29%	3.13%	3.45%	3.75%	2.93%	3.75%

Average annual total returns — Since inception	2.37%	2.97%	2.17%	3.03%	3.35%	3.64%	2.78%	3.63%

Cumulative returns — 6 months	2.96%	8.24%	8.39%	8.23%	8.43%	8.64%	8.58%	8.63%

Cumulative returns — 5 year	11.58%	16.33%	12.01%	16.65%	18.48%	20.23%	15.53%	20.19%

Cumulative returns — Since inception	16.04%	20.35%	14.58%	20.82%	23.21%	25.42%	18.99%	25.39%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.43	2.17	2.19	1.97	2.30	1.26	19.60	0.90

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

Semiannual report | Retirement Living Portfolios	13

John Hancock Retirement Living through 2020 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	64.8% OF TOTAL

Large Blend	27.4%

U.S. Large Cap	19.8%

Emerging Markets	4.7%

International Large Cap	2.3%

International Small Cap	2.2%

U.S. Mid Cap	2.2%

Real Estate	1.7%

Natural Resources	1.5%

Health Sciences	1.2%

U.S. Small Cap	0.9%

Global Large Cap	0.9%

FIXED INCOME	31.9% OF TOTAL

Multi-Sector Bond	9.2%

Intermediate Bond	7.9%

High Yield Bond	5.6%

Bank Loan	5.4%

Global Bond	2.6%

Treasury Inflation-Protected Securities	1.2%

ALTERNATIVE	3.3% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 12-31-12

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.42%	8.51%	8.77%	8.61%	9.04%	9.24%	9.40%	9.23%

Average annual total returns — 5 year	2.59%	3.45%	2.65%	3.50%	3.81%	4.15%	3.29%	4.10%

Average annual total returns — Since inception	2.72%	3.33%	2.50%	3.39%	3.70%	4.01%	3.11%	4.00%

Cumulative returns — 6 months	2.14%	7.42%	7.46%	7.41%	7.62%	7.71%	7.76%	7.70%

Cumulative returns — 5 year	13.66%	18.48%	13.96%	18.80%	20.55%	22.53%	17.56%	22.25%

Cumulative returns — Since inception	18.56%	23.08%	16.94%	23.56%	25.89%	28.34%	21.43%	28.19%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.42	2.14	2.22	1.89	2.99	1.19	17.70	0.89

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

14	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2015 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	53.8% OF TOTAL

Large Blend	22.6%

U.S. Large Cap	17.0%

Emerging Markets	3.7%

International Small Cap	1.7%

Real Estate	1.6%

U.S. Mid Cap	1.5%

International Large Cap	1.5%

Natural Resources	1.3%

Health Sciences	1.2%

Global Large Cap	0.9%

U.S. Small Cap	0.8%

FIXED INCOME	42.7% OF TOTAL

Intermediate Bond	12.4%

Multi-Sector Bond	11.8%

Bank Loan	6.8%

High Yield Bond	6.6%

Global Bond	3.4%

Treasury Inflation-Protected Securities	1.7%

ALTERNATIVE	3.5% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.17%	8.30%	8.56%	8.52%	8.83%	9.14%	9.19%	9.03%

Average annual total returns — 5 year	2.90%	3.76%	2.98%	3.84%	4.14%	4.48%	3.48%	4.43%

Average annual total returns — Since inception	2.94%	3.56%	2.74%	3.63%	3.93%	4.25%	3.19%	4.23%

Cumulative returns — 6 months	1.30%	6.55%	6.60%	6.66%	6.75%	6.95%	6.89%	6.84%

Cumulative returns — 5 year	15.36%	20.28%	15.84%	20.74%	22.50%	24.51%	18.65%	24.21%

Cumulative returns — Since inception	20.16%	24.86%	18.67%	25.36%	27.70%	30.19%	22.02%	30.02%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses.

The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.43	2.58	2.22	1.83	11.11	1.51	16.36	0.89

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

Semiannual report | Retirement Living Portfolios	15

John Hancock Retirement Living through 2010 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Asset Allocation

EQUITY	44.0% OF TOTAL

Large Blend	18.6%

U.S. Large Cap	14.1%

Emerging Markets	2.6%

Real Estate	1.5%

International Small Cap	1.3%

U.S. Mid Cap	1.2%

International Large Cap	1.2%

Health Sciences	1.2%

Natural Resources	1.0%

Global Large Cap	0.8%

U.S. Small Cap	0.5%

FIXED INCOME	52.3% OF TOTAL

Intermediate Bond	18.0%

Multi-Sector Bond	13.0%

Bank Loan	8.0%

High Yield Bond	7.4%

Global Bond	4.0%

Treasury Inflation-Protected Securities	1.9%

ALTERNATIVE	3.7% OF TOTAL

As a percentage of net assets on 2-28-13.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.15%	8.23%	8.48%	8.33%	8.75%	9.07%	9.10%	9.06%

Average annual total returns — 5 year	3.29%	4.13%	3.20%	4.22%	4.57%	4.85%	3.80%	4.85%

Average annual total returns — Since inception	3.21%	3.82%	2.83%	3.90%	4.23%	4.52%	3.38%	4.52%

Cumulative returns — 6 months	0.72%	5.76%	5.90%	5.86%	6.06%	6.16%	6.30%	6.26%

Cumulative returns — 5 year	17.57%	22.42%	17.05%	22.98%	25.01%	26.70%	20.50%	26.72%

Cumulative returns — Since inception	22.20%	26.82%	19.35%	27.43%	30.05%	32.33%	23.49%	32.36%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.45	5.50	2.63	2.21	5.04	1.36	17.72	0.89

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.
2 Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

16	Retirement Living Portfolios | Semiannual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2012 through February 28, 2013).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the Portfolios’ prospectuses for details regarding transaction costs.

Semiannual report | Retirement Living Portfolios	17

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Living through 2050 Portfolio

Class A	Actual	$1,000.00	$1,094.10	$3.17	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

Class R1	Actual	1,000.00	1,092.70	4.46	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

Class R2	Actual	1,000.00	1,094.10	3.17	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

Class R3	Actual	1,000.00	1,093.70	3.95	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual	1,000.00	1,095.60	1.87	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%

Class R5	Actual	1,000.00	1,097.70	0.83	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Class R6	Actual	1,000.00	1,096.60	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,096.60	0.83	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Retirement Living through 2045 Portfolio

Class A	Actual	$1,000.00	$1,095.10	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,093.70	4.36	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,096.00	3.07	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,093.60	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,096.50	1.77	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,097.30	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,097.70	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,098.40	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

18	Retirement Living Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Living through 2040 Portfolio

Class A	Actual	$1,000.00	$1,094.30	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,094.00	4.36	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,095.20	3.07	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,094.10	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,097.00	1.77	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,097.70	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,098.20	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,097.60	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Retirement Living through 2035 Portfolio

Class A	Actual	$1,000.00	$1,094.90	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,093.40	4.36	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,095.70	3.07	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,093.30	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,096.10	1.77	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,097.10	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,097.60	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,097.10	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Semiannual report | Retirement Living Portfolios	19

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Living through 2030 Portfolio

Class A	Actual	$1,000.00	$1,090.70	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,089.40	4.35	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,089.90	3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,089.40	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,091.50	1.76	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,092.40	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,091.90	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,092.00	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Retirement Living through 2025 Portfolio

Class A	Actual	$1,000.00	$1,083.70	$3.05	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,082.40	4.34	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,083.90	3.05	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,082.30	3.82	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,084.30	1.76	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,086.40	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,085.80	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,086.30	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

20	Retirement Living Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Living through 2020 Portfolio

Class A	Actual	$1,000.00	$1,075.60	$3.04	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,074.20	4.32	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,074.60	2.96	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.03	0.59%

Class R3	Actual	1,000.00	1,074.10	3.81	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,076.20	1.75	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,077.10	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,077.60	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,077.00	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Retirement Living through 2015 Portfolio

Class A	Actual	$1,000.00	$1,065.90	$3.02	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,065.50	4.30	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,066.00	3.02	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,066.60	3.79	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,067.50	1.74	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class R5	Actual	1,000.00	1,069.50	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,068.90	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,068.40	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Semiannual report | Retirement Living Portfolios	21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Living through 2010 Portfolio

Class A	Actual	$1,000.00	$1,060.00	$3.06	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R1	Actual	1,000.00	1,057.60	4.34	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

Class R2	Actual	1,000.00	1,059.00	3.06	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R3	Actual	1,000.00	1,058.60	3.83	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,060.60	1.79	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%

Class R5	Actual	1,000.00	1,061.60	0.77	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

Class R6	Actual	1,000.00	1,063.00	0.51	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%

Class 1	Actual	1,000.00	1,062.60	0.77	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through	through	through	through	through	through	through	through	through
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
2-28-13	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%

22	Retirement Living Portfolios | Semiannual report

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisors

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Davis Selected Advisors, L.P.	(Davis)

Declaration Management &
Research, LLC	(Declaration)

Deutsche Investment Management
Americas, Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investment Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Co. LLC	(RS Investments)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Retirement Living through 2050 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 99.9%

EQUITY 92.7%

John Hancock Funds II (G) 87.0%

All Cap Value, Class NAV (Lord Abbett)	73,331	$896,106

Alpha Opportunities, Class NAV (Wellington)	158,672	1,813,624

Blue Chip Growth, Class NAV (T. Rowe Price)	84,887	2,186,699

Capital Appreciation, Class NAV (Jennison)	137,962	1,863,862

Capital Appreciation Value, Class NAV
(T. Rowe Price)	365,045	4,227,220

China Emerging Leaders, Class NAV (Atlantis)	81,852	861,901

Emerging Markets, Class NAV (DFA)	531,040	5,719,298

Equity-Income, Class NAV (T. Rowe Price)	90,915	1,555,551

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	65,321	755,112

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	107,907	1,267,904

Fundamental Value, Class NAV (Davis)	79,371	1,362,015

Global Real Estate, Class NAV (Deutsche)	128,790	1,099,871

Health Sciences, Class NAV (T. Rowe Price)	89,275	1,318,589

Heritage, Class NAV (American Century)	38,092	288,358

International Growth Stock, Class NAV (Invesco)	56,611	666,315

International Small Cap, Class NAV (Franklin)	55,601	915,185

International Small Company, Class NAV (DFA)	105,436	913,076

International Value, Class NAV (Franklin)	90,048	1,298,489

Mid Cap Stock, Class NAV (Wellington)	69,407	1,307,630

Mid Value, Class NAV (T. Rowe Price)	81,215	1,131,326

Mutual Shares, Class NAV (Franklin)	44,294	544,821

Natural Resources, Class NAV
(RS Investments/Wellington)	101,576	1,709,520

Real Estate Equity, Class NAV (T. Rowe Price)	44,276	432,575

Redwood, Class NAV (RCM)	79,522	869,172

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	463,432	4,555,540

Small Cap Growth, Class NAV (Wellington)	35,333	311,280

Small Cap Value, Class NAV (Wellington)	19,490	333,670

Small Company Growth, Class NAV (Invesco)	16,534	271,157

Small Company Value, Class NAV (T. Rowe Price)	15,967	494,348

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	26,943	252,183

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	2,958,645	32,840,958

U.S. Equity, Class NAV (GMO)	247,388	3,010,717

Value, Class NAV (Invesco)	46,318	464,573

John Hancock Funds III (G) 5.7%

Disciplined Value, Class NAV (Robeco)	47,633	716,870

Global Shareholder Yield, Class NAV (Epoch)	139,915	1,467,708

International Core, Class NAV (GMO)	26,940	779,105

International Value Equity, Class NAV
(John Hancock1) (A)	46,769	401,742

Strategic Growth, Class NAV (John Hancock1) (A)	140,280	1,721,231

FIXED INCOME 4.2%

John Hancock Funds II (G) 4.2%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	31,755	334,382

Floating Rate Income, Class NAV (WAMCO)	75,679	715,164

Global Bond, Class NAV (PIMCO)	12,531	155,388

Global High Yield, Class NAV (Stone Harbor)	22,403	237,019

High Yield, Class NAV (WAMCO)	31,643	299,029

Multi-Sector Bond, Class NAV (Stone Harbor)	34,279	359,246

See notes to financial statements

Semiannual report | Retirement Living Portfolios	23

Retirement Living through 2050 Portfolio
(continued)

	Shares	Value
John Hancock Funds II (G) (continued)

Real Return Bond, Class NAV (PIMCO)	9,513	$119,676

Spectrum Income, Class NAV (T. Rowe Price)	32,088	359,710

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	45,973	518,110

Total Return, Class NAV (PIMCO)	23,354	334,196

U.S. High Yield Bond, Class NAV (Wells Capital)	23,409	299,168

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	181,696	1,762,452

Global Absolute Return Strategies, Class NAV
(Standard Life)	81,241	882,274

Total investments
(Cost $82,933,447) 99.9%		$89,001,115
Other assets and liabilities, net 0.1%		66,769

TOTAL NET ASSETS 100.0%		$89,067,884

Percentages are based upon net assets.

Retirement Living through 2045 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 92.7%

John Hancock Funds II (G) 86.4%

All Cap Value, Class NAV (Lord Abbett)	600,486	$7,337,944

Alpha Opportunities, Class NAV (Wellington)	1,298,802	14,845,303

Blue Chip Growth, Class NAV (T. Rowe Price)	695,117	17,906,218

Capital Appreciation, Class NAV (Jennison)	1,129,726	15,262,601

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,584,666	29,930,431

China Emerging Leaders, Class NAV (Atlantis)	608,241	6,404,779

Emerging Markets, Class NAV (DFA)	3,786,144	40,776,770

Equity-Income, Class NAV (T. Rowe Price)	744,473	12,737,937

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	459,303	5,309,539

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	772,460	9,076,400

Fundamental Value, Class NAV (Davis)	649,221	11,140,628

Global Real Estate, Class NAV (Deutsche)	906,835	7,744,368

Health Sciences, Class NAV (T. Rowe Price)	629,197	9,293,242

Heritage, Class NAV (American Century)	270,899	2,050,709

International Growth Stock, Class NAV (Invesco)	404,020	4,755,313

International Small Cap, Class NAV (Franklin)	399,991	6,583,851

International Small Company, Class NAV (DFA)	760,155	6,582,941

International Value, Class NAV (Franklin)	656,069	9,460,510

Mid Cap Stock, Class NAV (Wellington)	495,402	9,333,381

Mid Value, Class NAV (T. Rowe Price)	579,076	8,066,534

Mutual Shares, Class NAV (Franklin)	362,518	4,458,972

Natural Resources, Class NAV
(RS Investments/Wellington)	739,925	12,452,944

Real Estate Equity, Class NAV (T. Rowe Price)	315,926	3,086,601

Redwood, Class NAV (RCM)	564,829	6,173,580

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	471,963	4,639,398

Small Cap Growth, Class NAV (Wellington)	253,536	2,233,652

Small Cap Value, Class NAV (Wellington)	137,879	2,360,483

Small Company Growth, Class NAV (Invesco)	117,488	1,926,799

Small Company Value, Class NAV (T. Rowe Price)	114,465	3,543,823

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	192,616	1,802,889

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	21,032,135	233,456,696

U.S. Equity, Class NAV (GMO)	1,740,033	21,176,200

Value, Class NAV (Invesco)	327,997	3,289,808

Retirement Living through 2045 Portfolio
(continued)

	Shares	Value
John Hancock Funds III (G) 6.3%

Disciplined Value, Class NAV (Robeco)	390,042	$5,870,127

Global Shareholder Yield, Class NAV (Epoch)	1,192,096	12,505,087

International Core, Class NAV (GMO)	192,326	5,562,058

International Value Equity, Class NAV
(John Hancock1) (A)	333,757	2,866,969

Strategic Growth, Class NAV (John Hancock1) (A)	1,001,277	12,285,666

FIXED INCOME 4.3%

John Hancock Funds II (G) 4.3%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	223,546	2,353,938

Floating Rate Income, Class NAV (WAMCO)	534,241	5,048,578

Global Bond, Class NAV (PIMCO)	88,423	1,096,440

Global High Yield, Class NAV (Stone Harbor)	158,085	1,672,535

High Yield, Class NAV (WAMCO)	222,874	2,106,155

Multi-Sector Bond, Class NAV (Stone Harbor)	242,345	2,539,775

Real Return Bond, Class NAV (PIMCO)	66,968	842,462

Spectrum Income, Class NAV (T. Rowe Price)	226,563	2,539,775

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	324,294	3,654,799

Total Return, Class NAV (PIMCO)	164,496	2,353,938

U.S. High Yield Bond, Class NAV (Wells Capital)	164,801	2,106,155

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	1,277,232	12,389,148

Global Absolute Return Strategies,
Class NAV (Standard Life)	570,403	6,194,574

Total investments
(Cost $528,006,722) 100.0%		$619,189,423
Other assets and liabilities, net 0.0%		29,675

TOTAL NET ASSETS 100.0%		$619,219,098

Percentages are based upon net assets.

Retirement Living through 2040 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 92.7%

John Hancock Funds II (G) 86.4%

All Cap Value, Class NAV (Lord Abbett)	610,559	$7,461,027

Alpha Opportunities, Class NAV (Wellington)	1,321,114	15,100,328

Blue Chip Growth, Class NAV (T. Rowe Price)	706,777	18,206,570

Capital Appreciation, Class NAV (Jennison)	1,148,676	15,518,609

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,628,020	30,432,475

China Emerging Leaders, Class NAV (Atlantis)	616,674	6,493,575

Emerging Markets, Class NAV (DFA)	3,854,072	41,508,356

Equity-Income, Class NAV (T. Rowe Price)	756,961	12,951,598

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	467,007	5,398,599

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	785,416	9,228,643

Fundamental Value, Class NAV (Davis)	660,232	11,329,577

Global Real Estate, Class NAV (Deutsche)	922,046	7,874,269

Health Sciences, Class NAV (T. Rowe Price)	639,751	9,449,123

Heritage, Class NAV (American Century)	275,443	2,085,106

International Growth Stock, Class NAV (Invesco)	410,169	4,827,684

International Small Cap, Class NAV (Franklin)	403,873	6,647,757

International Small Company, Class NAV (DFA)	763,557	6,612,401

International Value, Class NAV (Franklin)	667,200	9,621,030

Mid Cap Stock, Class NAV (Wellington)	504,873	9,511,807

Mid Value, Class NAV (T. Rowe Price)	588,403	8,196,458

Mutual Shares, Class NAV (Franklin)	368,797	4,536,209

See notes to financial statements

24	Retirement Living Portfolios | Semiannual report

Retirement Living through 2040 Portfolio
(continued)

	Shares	Value
John Hancock Funds II (G) (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	752,337	$12,661,825

Real Estate Equity, Class NAV (T. Rowe Price)	320,111	3,127,486

Redwood, Class NAV (RCM)	574,446	6,278,699

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	479,416	4,712,660

Small Cap Growth, Class NAV (Wellington)	257,992	2,272,910

Small Cap Value, Class NAV (Wellington)	140,191	2,400,077

Small Company Growth, Class NAV (Invesco)	119,458	1,959,118

Small Company Value, Class NAV (T. Rowe Price)	116,385	3,603,265

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	195,847	1,833,130

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	21,396,446	237,500,552

U.S. Equity, Class NAV (GMO)	1,769,219	21,531,401

Value, Class NAV (Invesco)	333,498	3,344,989

John Hancock Funds III (G) 6.3%

Disciplined Value, Class NAV (Robeco)	396,591	5,968,696

Global Shareholder Yield, Class NAV (Epoch)	1,208,167	12,673,667

International Core, Class NAV (GMO)	195,738	5,660,735

International Value Equity, Class NAV
(John Hancock1) (A)	339,271	2,914,335

Strategic Growth, Class NAV (John Hancock1) (A)	1,018,072	12,491,740

FIXED INCOME 4.3%

John Hancock Funds II (G) 4.3%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	227,232	2,392,750

Floating Rate Income, Class NAV (WAMCO)	543,050	5,131,819

Global Bond, Class NAV (PIMCO)	89,880	1,114,511

Global High Yield, Class NAV (Stone Harbor)	160,691	1,700,112

High Yield, Class NAV (WAMCO)	226,548	2,140,881

Multi-Sector Bond, Class NAV (Stone Harbor)	246,341	2,581,651

Real Return Bond, Class NAV (PIMCO)	68,073	856,353

Spectrum Income, Class NAV (T. Rowe Price)	230,299	2,581,651

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	329,641	3,715,059

Total Return, Class NAV (PIMCO)	167,208	2,392,750

U.S. High Yield Bond, Class NAV (Wells Capital)	167,518	2,140,881

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	1,298,291	12,593,420

Global Absolute Return Strategies, Class NAV
(Standard Life)	579,808	6,296,710

Total investments
(Cost $538,899,434) 100.0%		$629,565,034
Other assets and liabilities, net 0.0%		25,059

TOTAL NET ASSETS 100.0%		$629,590,093

Percentages are based upon net assets.

Retirement Living through 2035 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 91.7%

John Hancock Funds II (G) 85.5%

All Cap Value, Class NAV (Lord Abbett)	770,925	$9,420,704

Alpha Opportunities, Class NAV (Wellington)	1,668,151	19,066,961

Blue Chip Growth, Class NAV (T. Rowe Price)	892,763	22,997,577

Capital Appreciation, Class NAV (Jennison)	1,450,338	19,594,061

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,314,029	38,376,453

China Emerging Leaders, Class NAV (Atlantis)	795,181	8,373,261

Retirement Living through 2035 Portfolio
(continued)

	Shares	Value
John Hancock Funds II (G) (continued)

Emerging Markets, Class NAV (DFA)	4,953,086	$53,344,741

Equity-Income, Class NAV (T. Rowe Price)	955,807	16,353,850

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	590,242	6,823,199

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	992,828	11,665,730

Fundamental Value, Class NAV (Davis)	834,442	14,319,017

Global Real Estate, Class NAV (Deutsche)	1,170,055	9,992,268

Health Sciences, Class NAV (T. Rowe Price)	812,267	11,997,189

Heritage, Class NAV (American Century)	349,219	2,643,585

International Growth Stock, Class NAV (Invesco)	528,544	6,220,967

International Small Cap, Class NAV (Franklin)	519,068	8,543,852

International Small Company, Class NAV (DFA)	980,004	8,486,832

International Value, Class NAV (Franklin)	858,278	12,376,372

Mid Cap Stock, Class NAV (Wellington)	641,943	12,094,201

Mid Value, Class NAV (T. Rowe Price)	747,499	10,412,655

Mutual Shares, Class NAV (Franklin)	465,672	5,727,769

Natural Resources, Class NAV
(RS Investments/Wellington)	954,944	16,071,706

Real Estate Equity, Class NAV (T. Rowe Price)	409,166	3,997,555

Redwood, Class NAV (RCM)	725,595	7,930,756

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	617,429	6,069,325

Small Cap Growth, Class NAV (Wellington)	327,595	2,886,116

Small Cap Value, Class NAV (Wellington)	178,026	3,047,803

Small Company Growth, Class NAV (Invesco)	151,828	2,489,983

Small Company Value, Class NAV (T. Rowe Price)	147,795	4,575,747

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	248,750	2,328,295

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	27,164,904	301,530,431

U.S. Equity, Class NAV (GMO)	2,235,986	27,211,953

Value, Class NAV (Invesco)	423,159	4,244,289

John Hancock Funds III (G) 6.2%

Disciplined Value, Class NAV (Robeco)	500,747	7,536,240

Global Shareholder Yield, Class NAV (Epoch)	1,527,156	16,019,861

International Core, Class NAV (GMO)	251,603	7,276,362

International Value Equity, Class NAV
(John Hancock1) (A)	436,625	3,750,608

Strategic Growth, Class NAV (John Hancock1) (A)	1,286,777	15,788,754

FIXED INCOME 5.3%

John Hancock Funds II (G) 5.3%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	360,769	3,798,895

Floating Rate Income, Class NAV (WAMCO)	861,305	8,139,335

Global Bond, Class NAV (PIMCO)	142,100	1,762,041

Global High Yield, Class NAV (Stone Harbor)	255,165	2,699,641

High Yield, Class NAV (WAMCO)	359,234	3,394,758

Multi-Sector Bond, Class NAV (Stone Harbor)	391,026	4,097,957

Real Return Bond, Class NAV (PIMCO)	107,941	1,357,903

Spectrum Income, Class NAV (T. Rowe Price)	365,563	4,097,957

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	522,833	5,892,329

Total Return, Class NAV (PIMCO)	265,471	3,798,895

U.S. High Yield Bond, Class NAV (Wells Capital)	265,630	3,394,760

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	1,666,548	16,165,512

Global Absolute Return Strategies, Class NAV
(Standard Life)	744,269	8,082,756

Total investments
(Cost $691,190,088) 100.0%		$808,269,767
Other assets and liabilities, net 0.0%		27,289

TOTAL NET ASSETS 100.0%		$808,297,056

Percentages are based upon net assets.

See notes to financial statements

Semiannual report | Retirement Living Portfolios	25

Retirement Living through 2030 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 85.8%

John Hancock Funds II (G) 79.9%

All Cap Value, Class NAV (Lord Abbett)	882,288	$10,781,563

Alpha Opportunities, Class NAV (Wellington)	1,788,163	20,438,705

Blue Chip Growth, Class NAV (T. Rowe Price)	1,014,918	26,144,284

Capital Appreciation, Class NAV (Jennison)	1,644,698	22,219,875

Capital Appreciation Value, Class NAV
(T. Rowe Price)	4,379,063	50,709,551

China Emerging Leaders, Class NAV (Atlantis)	870,474	9,166,095

Emerging Markets, Class NAV (DFA)	5,460,267	58,807,075

Equity-Income, Class NAV (T. Rowe Price)	1,090,446	18,657,534

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	775,188	8,961,168

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,131,568	13,295,919

Fundamental Value, Class NAV (Davis)	894,574	15,350,897

Global Real Estate, Class NAV (Deutsche)	1,455,618	12,430,981

Health Sciences, Class NAV (T. Rowe Price)	1,009,828	14,915,165

Heritage, Class NAV (American Century)	407,877	3,087,630

International Growth Stock, Class NAV (Invesco)	561,292	6,606,411

International Small Cap, Class NAV (Franklin)	559,234	9,204,997

International Small Company, Class NAV (DFA)	1,054,320	9,130,415

International Value, Class NAV (Franklin)	919,157	13,254,241

Mid Cap Stock, Class NAV (Wellington)	715,783	13,485,354

Mid Value, Class NAV (T. Rowe Price)	857,011	11,938,167

Mutual Shares, Class NAV (Franklin)	532,276	6,546,992

Natural Resources, Class NAV
(RS Investments/Wellington)	1,134,224	19,088,998

Real Estate Equity, Class NAV (T. Rowe Price)	503,931	4,923,410

Redwood, Class NAV (RCM)	900,844	9,846,222

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	662,388	6,511,271

Small Cap Growth, Class NAV (Wellington)	304,771	2,685,032

Small Cap Value, Class NAV (Wellington)	174,478	2,987,056

Small Company Growth, Class NAV (Invesco)	145,955	2,393,668

Small Company Value, Class NAV (T. Rowe Price)	144,884	4,485,613

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	234,244	2,192,519

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	31,622,520	351,009,968

U.S. Equity, Class NAV (GMO)	2,962,685	36,055,879

Value, Class NAV (Invesco)	495,351	4,968,369

John Hancock Funds III (G) 5.9%

Disciplined Value, Class NAV (Robeco)	573,106	8,625,250

Global Shareholder Yield, Class NAV (Epoch)	2,033,310	21,329,418

International Core, Class NAV (GMO)	267,369	7,732,306

International Value Equity, Class NAV
(John Hancock1) (A)	460,013	3,951,512

Strategic Growth, Class NAV (John Hancock1) (A)	1,453,286	17,831,819

FIXED INCOME 11.2%

John Hancock Funds II (G) 11.2%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	1,008,654	10,621,124

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	562,754	5,605,028

Floating Rate Income, Class NAV (WAMCO)	2,288,996	21,631,010

Global Bond, Class NAV (PIMCO)	328,667	4,075,466

Global High Yield, Class NAV (Stone Harbor)	677,360	7,166,471

High Yield, Class NAV (WAMCO)	956,716	9,040,965

Multi-Sector Bond, Class NAV (Stone Harbor)	875,244	9,172,561

Real Return Bond, Class NAV (PIMCO)	286,752	3,607,345

Spectrum Income, Class NAV (T. Rowe Price)	818,248	9,172,561

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,172,749	13,216,886

Total Return, Class NAV (PIMCO)	742,217	10,621,124

U.S. High Yield Bond, Class NAV (Wells Capital)	707,431	9,040,965

Retirement Living through 2030 Portfolio
(continued)

	Shares	Value
ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	2,072,749	$20,105,662

Global Absolute Return Strategies, Class NAV
(Standard Life)	925,675	10,052,831

Total investments
(Cost $862,687,503) 100.0%		$1,004,881,328
Other assets and liabilities, net 0.0%		(7,483)

TOTAL NET ASSETS 100.0%		$1,004,873,845

Percentages are based upon net assets.

Retirement Living through 2025 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 76.8%

John Hancock Funds II (G) 71.4%

All Cap Value, Class NAV (Lord Abbett)	861,268	$10,524,700

Alpha Opportunities, Class NAV (Wellington)	1,786,855	20,423,750

Blue Chip Growth, Class NAV (T. Rowe Price)	982,826	25,317,598

Capital Appreciation, Class NAV (Jennison)	1,596,638	21,570,585

Capital Appreciation Value, Class NAV
(T. Rowe Price)	5,012,261	58,041,977

China Emerging Leaders, Class NAV (Atlantis)	855,953	9,013,181

Emerging Markets, Class NAV (DFA)	5,324,029	57,339,796

Equity-Income, Class NAV (T. Rowe Price)	1,059,686	18,131,230

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	887,799	10,262,960

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,117,695	13,132,916

Fundamental Value, Class NAV (Davis)	892,630	15,317,526

Global Real Estate, Class NAV (Deutsche)	1,639,212	13,998,867

Health Sciences, Class NAV (T. Rowe Price)	946,677	13,982,423

International Growth Stock, Class NAV (Invesco)	535,251	6,299,902

International Small Cap, Class NAV (Franklin)	528,250	8,694,994

International Small Company, Class NAV (DFA)	1,000,508	8,664,402

International Value, Class NAV (Franklin)	886,694	12,786,121

Mid Cap Stock, Class NAV (Wellington)	869,411	16,379,698

Mid Value, Class NAV (T. Rowe Price)	830,027	11,562,283

Mutual Shares, Class NAV (Franklin)	525,272	6,460,844

Natural Resources, Class NAV
(RS Investments/Wellington)	1,238,110	20,837,394

Real Estate Equity, Class NAV (T. Rowe Price)	571,920	5,587,663

Redwood, Class NAV (RCM)	1,009,342	11,032,108

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	760,241	7,473,165

Small Cap Growth, Class NAV (Wellington)	241,347	2,126,265

Small Company Growth, Class NAV (Invesco)	116,335	1,907,892

Small Company Value, Class NAV (T. Rowe Price)	195,268	6,045,488

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	191,555	1,792,958

Strategic Equity Allocation Fund, Class NAV
(John Hancock1) (A)	32,419,454	359,855,940

U.S. Equity, Class NAV (GMO)	3,364,710	40,948,523

Value, Class NAV (Invesco)	481,276	4,827,196

John Hancock Funds III (G) 5.4%

Disciplined Value, Class NAV (Robeco)	560,795	8,439,965

Global Shareholder Yield, Class NAV (Epoch)	2,329,228	24,433,601

International Core, Class NAV (GMO)	258,241	7,468,332

International Value Equity, Class NAV
(John Hancock1) (A)	446,153	3,832,454

Strategic Growth, Class NAV (John Hancock1) (A)	1,430,534	17,552,647

See notes to financial statements

26	Retirement Living Portfolios | Semiannual report

Retirement Living through 2025 Portfolio
(continued)

	Shares	Value
FIXED INCOME 20.2%

John Hancock Funds II (G) 20.2%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	2,275,889	$23,965,115

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	876,911	8,734,037

Floating Rate Income, Class NAV (WAMCO)	4,530,309	42,811,423

Global Bond, Class NAV (PIMCO)	756,226	9,377,204

Global High Yield, Class NAV (Stone Harbor)	1,312,479	13,886,028

High Yield, Class NAV (WAMCO)	1,826,687	17,262,189

Multi-Sector Bond, Class NAV (Stone Harbor)	1,859,586	19,488,456

Real Return Bond, Class NAV (PIMCO)	627,244	7,890,728

Spectrum Income, Class NAV (T. Rowe Price)	1,738,489	19,488,456

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,479,332	27,942,069

Total Return, Class NAV (PIMCO)	1,674,711	23,965,115

U.S. High Yield Bond, Class NAV (Wells Capital)	1,350,719	17,262,189

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	2,405,304	23,331,445

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,090,067	11,838,123

Total investments
(Cost $995,224,310) 100.0%		$1,149,309,921
Other assets and liabilities, net 0.0%		(315,231)

TOTAL NET ASSETS 100.0%		$1,148,994,690
Percentages are based upon net assets.

Retirement Living through 2020 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 64.8%

John Hancock Funds II (G) 60.1%

All Cap Value, Class NAV (Lord Abbett)	628,118	$7,675,596

Alpha Opportunities, Class NAV (Wellington)	783,468	8,955,036

Blue Chip Growth, Class NAV (T. Rowe Price)	688,333	17,731,448

Capital Appreciation, Class NAV (Jennison)	1,116,067	15,078,066

Capital Appreciation Value, Class NAV
(T. Rowe Price)	4,388,091	50,814,090

China Emerging Leaders, Class NAV (Atlantis)	640,249	6,741,823

Emerging Markets Class NAV (DFA)	3,966,581	42,720,077

Equity-Income, Class NAV (T. Rowe Price)	779,759	13,341,684

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	774,388	8,951,920

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	819,315	9,626,949

Fundamental Value, Class NAV (Davis)	394,100	6,762,750

Global Real Estate, Class NAV (Deutsche)	1,461,259	12,479,155

Health Sciences, Class NAV (T. Rowe Price)	840,226	12,410,145

International Growth Stock, Class NAV (Invesco)	422,672	4,974,852

International Small Cap, Class NAV (Franklin)	404,081	6,651,166

International Small Company, Class NAV (DFA)	760,634	6,587,090

International Value, Class NAV (Franklin)	687,523	9,914,083

Mid Cap Stock, Class NAV (Wellington)	598,078	11,267,789

Mid Value, Class NAV (T. Rowe Price)	572,743	7,978,305

Mutual Shares, Class NAV (Franklin)	378,928	4,660,814

Natural Resources, Class NAV
(RS Investments/Wellington)	954,931	16,071,480

Real Estate Equity, Class NAV (T. Rowe Price)	509,542	4,978,226

Redwood, Class NAV (RCM)	890,284	9,730,800

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	530,827	5,218,030

Small Cap Growth, Class NAV (Wellington)	521,548	4,594,835

Retirement Living through 2020 Portfolio
(continued)

	Shares	Value
John Hancock Funds II (G) (continued)

Small Company Value, Class NAV (T. Rowe Price)	151,785	$4,699,263

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	24,994,059	277,434,060

U.S. Equity, Class NAV (GMO)	2,957,651	35,994,612

Value, Class NAV (Invesco)	318,594	3,195,499

John Hancock Funds III (G) 4.7%

Disciplined Value, Class NAV (Robeco)	406,846	6,123,030

Global Shareholder Yield, Class NAV (Epoch)	2,076,805	21,785,681

International Core, Class NAV (GMO)	198,895	5,752,031

International Value Equity, Class NAV
(John Hancock1) (A)	347,893	2,988,402

Strategic Growth, Class NAV (John Hancock1) (A)	1,007,190	12,358,219

FIXED INCOME 31.9%

John Hancock Funds II (G) 31.9%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	3,925,909	41,339,825

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	1,166,451	11,617,853

Floating Rate Income, Class NAV (WAMCO)	5,934,845	56,084,290

Global Bond, Class NAV (PIMCO)	1,281,333	15,888,531

Global High Yield, Class NAV (Stone Harbor)	1,566,376	16,572,256

High Yield, Class NAV (WAMCO)	2,204,359	20,831,188

Multi-Sector Bond, Class NAV (Stone Harbor)	2,666,813	27,948,198

Real Return Bond, Class NAV (PIMCO)	1,027,675	12,928,155

Spectrum Income, Class NAV (T. Rowe Price)	2,493,149	27,948,198

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	3,558,928	40,109,119

Total Return, Class NAV (PIMCO)	2,888,877	41,339,825

U.S. High Yield Bond, Class NAV (Wells Capital)	1,629,983	20,831,188

ALTERNATIVE 3.3%

John Hancock Funds II (G) 3.3%

Currency Strategies, Class NAV (First Quadrant)	2,326,485	22,566,906

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,105,822	12,009,228

Total investments
(Cost $913,156,077) 100.0%		$1,044,261,766
Other assets and liabilities, net 0.0%		(2,679)

TOTAL NET ASSETS 100.0%		$1,044,259,087

Percentages are based upon net assets.

Retirement Living through 2015 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 53.8%

John Hancock Funds II (G) 49.7%

All Cap Value, Class NAV (Lord Abbett)	316,035	$3,861,944

Alpha Opportunities, Class NAV (Wellington)	242,937	2,776,770

Blue Chip Growth, Class NAV (T. Rowe Price)	325,612	8,387,760

Capital Appreciation, Class NAV (Jennison)	531,554	7,181,301

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,330,650	26,988,925

China Emerging Leaders, Class NAV (Atlantis)	306,190	3,224,180

Emerging Markets, Class NAV (DFA)	1,896,500	20,425,308

Equity-Income, Class NAV (T. Rowe Price)	395,090	6,759,998

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	474,888	5,489,706

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	385,176	4,525,815

Fundamental Value, Class NAV (Davis)	126,477	2,170,349

Global Real Estate, Class NAV (Deutsche)	876,952	7,489,169

Health Sciences, Class NAV (T. Rowe Price)	520,783	7,691,971

See notes to financial statements

Semiannual report | Retirement Living Portfolios	27

Retirement Living through 2015 Portfolio
(continued)

	Shares	Value
John Hancock Funds II (G) (continued)

International Growth Stock, Class NAV (Invesco)	212,856	$2,505,312

International Small Cap, Class NAV (Franklin)	196,627	3,236,475

International Small Company, Class NAV (DFA)	372,081	3,222,219

International Value, Class NAV (Franklin)	362,460	5,226,674

Mid Cap Stock, Class NAV (Wellington)	264,425	4,981,762

Mid Value, Class NAV (T. Rowe Price)	255,571	3,560,106

Mutual Shares, Class NAV (Franklin)	191,501	2,355,467

Natural Resources, Class NAV
(RS Investments/Wellington)	493,065	8,298,284

Real Estate Equity, Class NAV (T. Rowe Price)	318,733	3,114,020

Redwood, Class NAV (RCM)	551,902	6,032,293

Small Cap Growth, Class NAV (Wellington)	264,643	2,331,507

Small Company Value, Class NAV (T. Rowe Price)	75,476	2,336,724

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	12,952,838	143,776,506

U.S. Equity, Class NAV (GMO)	1,804,865	21,965,206

Value, Class NAV (Invesco)	143,269	1,436,988

John Hancock Funds III (G) 4.1%

Disciplined Value, Class NAV (Robeco)	204,438	3,076,789

Global Shareholder Yield, Class NAV (Epoch)	1,282,924	13,457,868

International Core, Class NAV (GMO)	104,590	3,024,757

International Value Equity, Class NAV
(John Hancock1) (A)	175,387	1,506,569

Strategic Growth, Class NAV (John Hancock1) (A)	447,409	5,489,706

FIXED INCOME 42.7%

John Hancock Funds II (G) 42.7%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	3,812,379	40,144,352

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	819,288	8,160,108

Floating Rate Income, Class NAV (WAMCO)	4,637,861	43,827,784

Global Bond, Class NAV (PIMCO)	1,121,435	13,905,793

Global High Yield, Class NAV (Stone Harbor)	1,148,737	12,153,640

High Yield, Class NAV (WAMCO)	1,627,398	15,378,908

Multi-Sector Bond, Class NAV (Stone Harbor)	2,323,966	24,355,168

Real Return Bond, Class NAV (PIMCO)	858,957	10,805,681

Spectrum Income, Class NAV (T. Rowe Price)	2,172,629	24,355,168

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,464,929	27,779,749

Total Return, Class NAV (PIMCO)	2,805,336	40,144,352

U.S. High Yield Bond, Class NAV (Wells Capital)	1,203,357	15,378,908

ALTERNATIVE 3.5%

John Hancock Funds II (G) 3.5%

Currency Strategies, Class NAV (First Quadrant)	1,519,468	14,738,840

Global Absolute Return Strategies, Class NAV
(Standard Life)	755,770	8,207,663

Total investments
(Cost $570,884,150) 100.0%		$647,244,542
Other assets and liabilities, net 0.0%		6,855

TOTAL NET ASSETS 100.0%		$647,251,397

Percentages are based upon net assets.

Retirement Living through 2010 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 44.0%

John Hancock Funds II (G) 40.6%

All Cap Value, Class NAV (Lord Abbett)	164,795	$2,013,791

Alpha Opportunities, Class NAV (Wellington)	96,757	1,105,935

Blue Chip Growth, Class NAV (T. Rowe Price)	151,705	3,907,911

Capital Appreciation, Class NAV (Jennison)	245,581	3,317,804
	Shares	Value
John Hancock Funds II (G) (continued)

Capital Appreciation Value, Class NAV
(T. Rowe Price)	1,326,720	$15,363,413

China Emerging Leaders, Class NAV (Atlantis)	144,005	1,516,377

Emerging Markets, Class NAV (DFA)	879,108	9,467,993

Equity-Income, Class NAV (T. Rowe Price)	200,663	3,433,349

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	269,873	3,119,726

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	198,429	2,331,541

Fundamental Value, Class NAV (Davis)	50,501	866,591

Global Real Estate, Class NAV (Deutsche)	519,018	4,432,414

Health Sciences, Class NAV (T. Rowe Price)	339,461	5,013,846

International Growth Stock, Class NAV (Invesco)	110,055	1,295,347

International Small Cap, Class NAV (Franklin)	94,904	1,562,120

International Small Company, Class NAV (DFA)	180,774	1,565,506

International Value, Class NAV (Franklin)	187,008	2,696,653

Mid Cap Stock, Class NAV (Wellington)	136,667	2,574,815

Mid Value, Class NAV (T. Rowe Price)	185,764	2,587,686

Mutual Shares, Class NAV (Franklin)	99,643	1,225,607

Natural Resources, Class NAV
(RS Investments/Wellington)	260,762	4,388,628

Real Estate Equity, Class NAV (T. Rowe Price)	209,219	2,044,066

Redwood, Class NAV (RCM)	361,315	3,949,177

Small Cap Growth, Class NAV (Wellington)	109,219	962,223

Small Company Value, Class NAV (T. Rowe Price)	31,224	966,688

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	6,972,068	77,389,953

U.S. Equity, Class NAV (GMO)	1,021,992	12,437,638

John Hancock Funds III (G) 3.4%

Disciplined Value, Class NAV (Robeco)	107,484	1,617,636

Global Shareholder Yield, Class NAV (Epoch)	730,125	7,659,010

International Core, Class NAV (GMO)	53,401	1,544,353

International Value Equity, Class NAV
(John Hancock1) (A)	97,409	836,744

Strategic Growth, Class NAV (John Hancock1) (A)	205,827	2,525,493

See notes to financial statements

28	Retirement Living Portfolios | Semiannual report

Retirement Living through 2010 Portfolio
(continued)

FIXED INCOME 52.3%

John Hancock Funds II (G) 52.3%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	3,619,654	38,114,959

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	604,555	6,021,364

Floating Rate Income, Class NAV (WAMCO)	3,538,639	33,440,140

Global Bond, Class NAV (PIMCO)	886,532	10,992,996

Global High Yield, Class NAV (Stone Harbor)	833,023	8,813,383

High Yield, Class NAV (WAMCO)	1,184,086	11,189,608

Multi-Sector Bond, Class NAV (Stone Harbor)	1,670,429	17,506,098

Real Return Bond, Class NAV (PIMCO)	634,818	7,986,007

Spectrum Income, Class NAV (T. Rowe Price)	1,561,650	17,506,098

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,775,225	20,006,788

Total Return, Class NAV (PIMCO)	2,663,519	38,114,959

U.S. High Yield Bond, Class NAV (Wells Capital)	875,523	11,189,186

ALTERNATIVE 3.7%

John Hancock Funds II (G) 3.7%

Currency Strategies, Class NAV (First Quadrant)	1,023,568	9,928,608

Global Absolute Return Strategies, Class NAV
(Standard Life)	513,481	5,576,399

Total investments
(Cost $377,987,773) 100.0%		$422,106,627
Other assets and liabilities, net 0.0%		(58,123)

TOTAL NET ASSETS 100.0%		$422,048,504

Percentages are based upon net assets.

Footnote Legend:

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio’s subadvisor is shown parenthetically. (I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

See notes to financial statements

Semiannual report | Retirement Living Portfolios	29

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 2-28-13 (Unaudited)

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in affiliated funds, at value	$89,001,115	$619,189,423	$629,565,034	$808,269,767
Cash	9,710	913	923	936
Receivable for investments sold	—	1,026,902	924,249	2,943,370
Receivable for fund shares sold	96,981	9,694	51,728	17,620
Dividends and interest receivable	7,432	61,047	61,755	94,034
Receivable due from advisor	5,708	428	432	495
Other assets	71,592	61,303	61,055	62,912
Total assets	89,192,538	620,349,710	630,665,176	811,389,134

Liabilities

Payable for investments purchased	103,470	48,533	49,399	78,532
Payable for fund shares repurchased	—	1,033,865	973,340	2,957,816
Payable to affiliates
Accounting and legal services fees	1,856	13,874	14,192	18,326
Transfer agent fees	431	7,608	8,592	10,356
Trustees’ fees	33	299	302	391
Distribution and service fees	6	573	923	1,003
Other liabilities and accrued expenses	18,858	25,860	28,335	25,654
Total liabilities	124,654	1,130,612	1,075,083	3,092,078

Net assets	89,067,884	619,219,098	629,590,093	808,297,056

Net assets consist of

Paid-in capital	$82,416,302	$534,827,376	$545,280,460	$698,983,082
Undistributed net investment income (loss)	(12,430)	(92,355)	(96,509)	(84,244)
Accumulated undistributed net realized gain (loss) on investments	596,344	(6,698,624)	(6,259,458)	(7,681,461)
Net unrealized appreciation (depreciation) on investments	6,067,668	91,182,701	90,665,600	117,079,679

Net assets	$89,067,884	$619,219,098	$629,590,093	$808,297,056
Investments in affiliated funds, at cost	$82,933,447	$528,006,722	$538,899,434	$691,190,088

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1: Net assets	$1,163,658	$22,794,945	$24,705,488	$30,110,059
Shares outstanding	114,169	2,252,082	2,425,805	2,935,590
Net asset value and redemption price per share	$10.19	$10.12	$10.18	$10.26
Class R1: Net assets	$139,569	$1,610,273	$1,943,359	$2,545,199
Shares outstanding	13,692	159,279	191,077	248,412
Net asset value, offering and redemption price per share	$10.19	$10.11	$10.17	$10.25
Class R2: Net assets	$143,638	$102,443	$127,028	$103,272
Shares outstanding	14,091	10,095	12,448	10,040
Net asset value, offering and redemption price per share	$10.19	$10.15	$10.20	$10.29
Class R3: Net assets	$107,075	$1,249,261	$3,161,353	$2,806,788
Shares outstanding	10,504	123,541	311,153	273,722
Net asset value, offering and redemption price per share	$10.19	$10.11	$10.16	$10.25
Class R4: Net assets	$107,062	$718,103	$637,199	$1,070,316
Shares outstanding	10,504	70,859	62,555	104,016
Net asset value, offering and redemption price per share	$10.19	$10.13	$10.19	$10.29
Class R5: Net assets	$937,519	$2,058,605	$5,441,453	$4,129,867
Shares outstanding	91,956	202,592	532,480	401,250
Net asset value, offering and redemption price per share	$10.20	$10.16	$10.22	$10.29
Class R6: Net assets	$190,438	$584,367	$562,320	$822,965
Shares outstanding	18,678	57,554	55,079	79,989
Net asset value, offering and redemption price per share	$10.20	$10.15	$10.21	$10.29
Class 1: Net assets	$86,278,925	$590,101,101	$593,011,893	$766,708,590
Shares outstanding	8,466,227	58,096,278	58,069,411	74,482,421
Net asset value, offering and redemption price per share	$10.19	$10.16	$10.21	$10.29
Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.73	$10.65	$10.72	$10.80

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

30	Retirement Living Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 2-28-13 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in affiliated funds, at value	$1,004,881,328	$1,149,309,921	$1,044,261,766	$647,244,542	$422,106,627
Cash	944	988	976	948	2,453
Receivable for investments sold	1,708,726	4,959,604	4,833,246	1,209,184	1,883,455
Receivable for fund shares sold	17,665	121,632	137,425	175,284	60,718
Dividends and interest receivable	208,387	402,987	526,093	396,894	293,638
Receivable due from advisor	481	422	327	497	300
Other assets	62,677	64,757	63,349	63,892	58,137
Total assets	1,006,880,208	1,154,860,311	1,049,823,182	649,091,241	424,405,328

Liabilities

Payable for investments purchased	193,862	394,923	527,995	402,577	299,427
Payable for fund shares repurchased	1,745,394	5,397,908	4,966,221	1,380,381	2,009,302
Payable to affiliates
Accounting and legal services fees	22,814	26,337	24,092	14,996	9,876
Transfer agent fees	13,975	16,767	16,111	12,974	10,221
Trustees’ fees	488	561	513	323	224
Distribution and service fees	1,438	1,481	1,720	1,097	451
Other liabilities and accrued expenses	28,392	27,644	27,443	27,496	27,323
Total liabilities	2,006,363	5,865,621	5,564,095	1,839,844	2,356,824

Net assets	1,004,873,845	1,148,994,690	1,044,259,087	647,251,397	422,048,504

Net assets consist of

Paid-in capital	$872,130,605	$1,005,160,852	$919,189,227	$573,288,621	$380,671,796
Undistributed net investment income (loss)	103,414	470,194	776,739	619,519	474,036
Accumulated undistributed net realized gain (loss)
on investments	(9,553,999)	(10,721,967)	(6,812,568)	(3,017,135)	(3,216,182)
Net unrealized appreciation (depreciation)
on investments	142,193,825	154,085,611	131,105,689	76,360,392	44,118,854
Net assets	$1,004,873,845	$1,148,994,690	$1,044,259,087	$647,251,397	$422,048,504
Investments in affiliated funds, at cost	$862,687,503	$995,224,310	$913,156,077	$570,884,150	$377,987,773

Net asset value per share

The Portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.
Class A1: Net assets	$39,578,641	$48,405,389	$45,416,286	$37,417,663	$30,030,214
Shares outstanding	3,888,103	4,726,538	4,440,148	3,660,102	3,052,324
Net asset value and redemption price per share	$10.18	$10.24	$10.23	$10.22	$9.84
Class R1: Net assets	$3,046,035	$3,392,490	$3,220,492	$1,512,106	$410,997
Shares outstanding	300,170	332,395	315,483	148,109	41,881
Net asset value, offering and redemption price per share	$10.15	$10.21	$10.21	$10.21	$9.81
Class R2: Net assets	$126,025	$202,132	$105,524	$108,642	$99,659
Shares outstanding	12,428	19,818	10,343	10,646	10,135
Net asset value, offering and redemption price per share	$10.14	$10.20	$10.20	$10.20	$9.83
Class R3: Net assets	$3,402,865	$3,899,717	$4,610,986	$5,637,836	$1,426,304
Shares outstanding	335,172	381,913	451,483	552,346	145,212
Net asset value, offering and redemption price per share	$10.15	$10.21	$10.21	$10.21	$9.82
Class R4: Net assets	$623,805	$1,594,560	$772,689	$73,204	$412,007
Shares outstanding	61,500	156,104	75,769	7,174	41,919
Net asset value, offering and redemption price per share	$10.14	$10.21	$10.20	$10.20	$9.83
Class R5: Net assets	$10,844,365	$9,626,102	$14,112,832	$5,710,356	$4,986,713
Shares outstanding	1,068,165	943,033	1,380,846	558,879	507,374
Net asset value, offering and redemption price per share	$10.15	$10.21	$10.22	$10.22	$9.83
Class R6: Net assets	$920,026	$1,063,832	$521,910	$350,628	$102,459
Shares outstanding	90,693	104,277	51,123	34,325	10,417
Net asset value, offering and redemption price per share	$10.14	$10.20	$10.21	$10.21	$9.84
Class 1: Net assets	$946,332,083	$1,080,810,468	$975,498,368	$596,440,962	$384,580,151
Shares outstanding	93,222,406	105,883,400	95,506,256	58,392,715	39,099,132
Net asset value, offering and redemption price per share	$10.15	$10.21	$10.21	$10.21	$9.84

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.72	$10.78	$10.77	$10.76	$10.36

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Retirement Living Portfolios	31

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-13 (Unaudited)

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$853,064	$7,167,784	$7,245,822	$9,330,505

Expenses

Investment management fees	20,326	173,398	174,933	225,013
Distribution and service fees	18,620	178,897	188,472	238,207
Transfer agent fees	979	20,178	22,285	27,173
Accounting and legal services fees	4,709	40,170	40,526	52,128
State registration fees	66,270	50,326	50,613	50,947
Professional fees	19,933	26,649	26,634	28,219
Printing and postage	2,048	3,856	3,738	3,817
Custodian fees	5,973	5,973	5,973	5,973
Trustees’ fees	411	3,841	3,854	4,972
Registration and filing fees	27,202	18,700	18,836	17,511
Other	1,517	3,734	3,705	4,210

Total expenses before reductions and
amounts recaptured	167,988	525,722	539,569	658,170

Net expense reductions and amounts recaptured	(110,810)	(54,767)	(55,375)	(55,935)
Total expenses	57,178	470,955	484,194	602,235

Net investment income	795,886	6,696,829	6,761,628	8,728,270

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	551,708	127,500	48,259	154,402
Capital gain distributions received from affiliated
underlying funds	611,102	5,085,179	5,143,595	6,575,461
	1,162,810	5,212,679	5,191,854	6,729,863
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	4,382,977	42,213,842	42,792,358	54,461,008

Net realized and unrealized gain (loss)	5,545,787	47,426,521	47,984,212	61,190,871

Increase in net assets from operations	$6,341,673	$54,123,350	$54,745,840	$69,919,141

See notes to financial statements

32	Retirement Living Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-13 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$12,412,935	$15,481,824	$15,520,481	$10,644,123	$7,609,948

Expenses

Investment management fees	281,720	325,330	298,520	188,955	126,527
Distribution and service fees	299,464	348,439	325,968	222,475	145,505
Transfer agent fees	36,832	44,571	43,263	35,114	27,324
Accounting and legal services fees	65,265	75,368	69,157	43,775	29,312
State registration fees	50,851	52,936	51,320	50,229	53,694
Professional fees	29,834	30,721	29,259	25,364	23,307
Printing and postage	4,197	4,462	4,426	4,407	3,710
Custodian fees	5,973	5,973	5,973	5,973	5,973
Trustees’ fees	6,243	7,212	6,637	4,242	2,874
Registration and filing fees	15,376	18,065	16,201	18,509	17,707
Other	4,469	4,639	4,547	4,079	3,329

Total expenses before reductions and
amounts recaptured	800,224	917,716	855,271	603,122	439,262

Net expense reductions and amounts recaptured	(56,146)	(59,218)	(57,736)	(55,798)	(57,810)
Total expenses	744,078	858,498	797,535	547,324	381,452

Net investment income	11,668,857	14,623,326	14,722,946	10,096,799	7,228,496

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	732,824	1,441,359	2,716,251	2,032,135	2,090,101
Capital gain distributions received from affiliated
underlying funds	8,064,399	8,668,381	7,723,345	4,786,610	3,272,265
	8,797,223	10,109,740	10,439,596	6,818,745	5,362,366
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	63,059,443	65,081,045	49,176,686	25,156,664	12,931,122

Net realized and unrealized gain (loss)	71,856,666	75,190,785	59,616,282	31,975,409	18,293,488

Increase in net assets from operations	$83,525,523	$89,814,111	$74,339,228	$42,072,208	$25,521,984

See notes to financial statements

Semiannual report | Retirement Living Portfolios	33

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Retirement Living		Retirement Living		Retirement Living
	through 2050 Portfolio		through 2045 Portfolio		through 2040 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$795,886	$227,432	$6,696,829	$6,261,971	$6,761,628	$6,119,687
Net realized gain (loss)	1,162,810	464,746	5,212,679	38,042,570	5,191,854	36,126,087
Change in net unrealized appreciation	4,382,977	2,039,022	42,213,842	656,104	42,792,358	2,259,752
(depreciation)
Increase in net assets resulting
from operations	6,341,673	2,731,200	54,123,350	44,960,645	54,745,840	44,505,526

Distributions to shareholders
From net investment income
Class A	(6,895)	—	(169,103)	(99,170)	(181,589)	(107,281)
Class R1	(537)	—	(9,525)	(8,754)	(11,980)	(10,712)
Class R2	(1,044)	—	(858)	—	(1,066)	—
Class R3	(635)	—	(8,075)	(7,054)	(19,388)	(18,911)
Class R4	(1,035)	—	(7,126)	(5,554)	(5,686)	(4,065)
Class R5	(1,336)	—	(22,907)	(13,429)	(44,776)	(20,698)
Class R6	(2,382)	—	(8,917)	(1,321)	(7,720)	(1,317)
Class 1	(817,263)	(204,747)	(6,892,076)	(5,881,017)	(6,894,093)	(5,723,133)
From net realized gain
Class A	(11,997)	—	(1,153,753)	(75,427)	(1,125,828)	(81,811)
Class R1	(1,372)	—	(91,498)	(8,254)	(104,622)	(10,138)
Class R2	(1,815)	—	(5,853)	—	(6,607)	—
Class R3	(1,366)	—	(66,679)	(5,734)	(145,530)	(15,419)
Class R4	(1,365)	—	(37,699)	(3,359)	(27,326)	(2,463)
Class R5	(1,478)	—	(102,720)	(6,211)	(182,351)	(9,581)
Class R6	(2,533)	—	(39,088)	(611)	(30,510)	(610)
Class 1	(904,290)	(102,817)	(31,143,698)	(2,830,805)	(28,293,893)	(2,757,661)

Total distributions	(1,757,343)	(307,564)	(39,759,575)	(8,946,700)	(37,082,965)	(8,763,800)
From Portfolio share transactions	31,961,713	43,706,986	54,580,840	57,346,274	62,086,606	68,046,331

Total increase	36,546,043	46,130,622	68,944,615	93,360,219	79,749,481	103,788,057

Net assets

Beginning of period	52,521,841	6,391,219	550,274,483	456,914,264	549,840,612	446,052,555

End of period	$89,067,884	$52,521,841	$619,219,098	$550,274,483	$629,590,093	$549,840,612

Undistributed net investment
income (loss)	($12,430)	$22,812	($92,355)	$329,403	($96,509)	$308,161

See notes to financial statements

34	Retirement Living Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2035 Portfolio		through 2030 Portfolio		through 2025 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	$8,728,270	$7,991,095	$11,668,857	$12,170,585	$14,623,326	$17,263,682
Net realized gain (loss)	6,729,863	46,464,677	8,797,223	57,922,074	10,109,740	64,733,656
Change in net unrealized appreciation	54,461,008	3,219,816	63,059,443	3,747,688	65,081,045	4,428,869
(depreciation)
Increase in net assets resulting
from operations	69,919,141	57,675,588	83,525,523	73,840,347	89,814,111	86,426,207

Distributions to shareholders

From net investment income
Class A	(218,307)	(141,216)	(382,701)	(244,919)	(574,202)	(371,076)
Class R1	(15,825)	(14,630)	(25,952)	(19,980)	(34,840)	(31,480)
Class R2	(850)	—	(1,320)	—	(2,547)	—
Class R3	(17,508)	(13,392)	(28,845)	(22,866)	(40,579)	(38,813)
Class R4	(10,471)	(9,921)	(7,040)	(8,754)	(23,327)	(15,188)
Class R5	(47,256)	(14,386)	(106,859)	(35,742)	(154,881)	(67,970)
Class R6	(11,207)	(1,325)	(13,618)	(1,509)	(17,508)	(1,846)
Class 1	(8,919,369)	(7,483,861)	(12,904,919)	(10,872,087)	(17,514,879)	(15,396,402)
From net realized gain
Class A	(1,256,026)	(107,119)	(1,533,447)	(141,273)	(1,496,030)	(144,739)
Class R1	(128,693)	(13,743)	(134,635)	(13,660)	(111,375)	(13,893)
Class R2	(4,885)	—	(5,290)	—	(6,686)	—
Class R3	(122,187)	(11,653)	(133,855)	(14,724)	(118,928)	(16,411)
Class R4	(46,613)	(5,989)	(22,980)	(4,178)	(51,291)	(5,129)
Class R5	(178,131)	(6,647)	(303,772)	(13,553)	(302,753)	(19,112)
Class R6	(40,988)	(612)	(37,500)	(572)	(33,479)	(519)
Class 1	(33,621,396)	(3,598,593)	(37,407,201)	(4,269,034)	(34,428,342)	(4,453,367)

Total distributions	(44,639,712)	(11,423,087)	(53,049,934)	(15,662,851)	(54,911,647)	(20,575,945)
From Portfolio share transactions	73,335,711	79,494,745	73,067,242	92,606,571	67,017,034	116,492,830

Total increase	98,615,140	125,747,246	103,542,831	150,784,067	101,919,498	182,343,092

Net assets

Beginning of period	709,681,916	583,934,670	901,331,014	750,546,947	1,047,075,192	864,732,100

End of period	$808,297,056	$709,681,916	$1,004,873,845	$901,331,014	$1,148,994,690	$1,047,075,192

Undistributed net investment
income (loss)	($84,244)	$428,279	$103,414	$1,905,811	$470,194	$4,209,631

See notes to financial statements

Semiannual report | Retirement Living Portfolios	35

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2020 Portfolio		through 2015 Portfolio		through 2010 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	$14,722,946	$20,053,716	$10,096,799	$15,879,472	$7,228,496	$13,082,726
Net realized gain (loss)	10,439,596	66,022,399	6,818,745	44,254,291	5,362,366	32,561,954
Change in net unrealized appreciation	49,176,686	(4,413,558)	25,156,664	(6,030,483)	12,931,122	(6,267,299)
(depreciation)
Increase (decrease) in net assets
resulting from operations	74,339,228	81,662,557	42,072,208	54,103,280	25,521,984	39,377,381

Distributions to shareholders
From net investment income
Class A	(687,680)	(543,673)	(688,224)	(551,553)	(648,860)	(485,487)
Class R1	(44,540)	(41,672)	(26,566)	(36,362)	(8,074)	(9,447)
Class R2	(1,718)	—	(2,147)	—	(2,422)	—
Class R3	(65,305)	(60,472)	(106,288)	(99,814)	(34,262)	(57,755)
Class R4	(13,355)	(14,621)	(1,500)	(3,501)	(11,189)	(9,377)
Class R5	(221,192)	(102,087)	(129,795)	(44,974)	(116,233)	(94,635)
Class R6	(9,464)	(2,316)	(15,368)	(2,809)	(2,999)	(3,361)
Class 1	(19,022,413)	(18,226,043)	(13,878,950)	(14,802,494)	(10,487,113)	(13,203,532)
From net realized gain
Class A	(1,395,024)	(154,011)	(619,062)	(116,469)	(1,666,045)	(69,662)
Class R1	(106,048)	(12,907)	(27,210)	(8,226)	(23,145)	(1,432)
Class R2	(3,504)	—	(1,931)	—	(6,221)	—
Class R3	(145,382)	(18,164)	(103,141)	(22,056)	(93,849)	(8,594)
Class R4	(23,724)	(3,718)	(1,203)	(679)	(26,015)	(1,256)
Class R5	(354,340)	(22,511)	(95,759)	(7,771)	(251,259)	(11,524)
Class R6	(14,882)	(511)	(11,117)	(485)	(6,393)	(409)
Class 1	(30,613,869)	(4,110,255)	(10,239,504)	(2,605,084)	(22,669,689)	(1,632,625)

Total distributions	(52,722,440)	(23,312,961)	(25,947,765)	(18,302,277)	(36,053,768)	(15,589,096)
From Portfolio share transactions	56,603,873	81,438,089	4,627,993	27,311,658	6,471,578	(42,190,690)

Total increase	78,220,661	139,787,685	20,752,436	63,112,661	(4,060,206)	(18,402,405)

Net assets

Beginning of period	966,038,426	826,250,741	626,498,961	563,386,300	426,108,710	444,511,115

End of period	$1,044,259,087	$966,038,426	$647,251,397	$626,498,961	$422,048,504	$426,108,710

Undistributed net investment
income	$776,739	$6,119,460	$619,519	$5,371,558	$474,036	$4,556,692

See notes to financial statements

36	Retirement Living Portfolios | Semiannual report

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Living through 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.51	0.10	0.78	0.88	(0.07)	(0.13)	—	(0.20)	10.19	9.41[7]	3.46[8]	0.61[8]	1.01[7]	1,164	8
08-31-2012[9]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	7.08[8]	0.61[8]	(0.16)[7]	503	67

CLASS R1

02-28-2013[6]	9.50	0.07	0.80	0.87	(0.05)	(0.13)	—	(0.18)	10.19	9.27[7]	17.88[8]	0.86[8]	0.73[7]	140	8
08-31-2012[9]	9.52	(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.28[8]	0.86[8]	(0.28)[7]	100	67

CLASS R2

02-28-2013[6]	9.51	0.10	0.78	0.88	(0.07)	(0.13)	—	(0.20)	10.19	9.41[7]	15.03[8]	0.61[8]	0.99[7]	144	8
08-31-2012[9]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	16.97[8]	0.61[8]	(0.15)[7]	100	67

CLASS R3

02-28-2013[6]	9.50	0.08	0.80	0.88	(0.06)	(0.13)	—	(0.19)	10.19	9.37[7]	19.21[8]	0.76[8]	0.86[7]	107	8
08-31-2012[9]	9.52	(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.31[8]	0.76[8]	(0.23)[7]	100	67

CLASS R4

02-28-2013[6]	9.52	0.10	0.80	0.90	(0.10)	(0.13)	—	(0.23)	10.19	9.56[7]	18.72[8]	0.36[8]	1.06[7]	107	8
08-31-2012[9]	9.52	—[10]	—	—[10]	—	—	—	—	9.52	—[7]	17.05[8]	0.41[8]	(0.05)[7]	100	67

CLASS R5

02-28-2013[6]	9.53	0.03	0.89	0.92	(0.12)	(0.13)	—	(0.25)	10.20	9.77[7]	5.56[8]	0.16[8]	0.34[7]	938	8
08-31-2012[9]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.34[8]	0.16[8]	0.07[7]	108	67

CLASS R6

02-28-2013[6]	9.53	0.13	0.79	0.92	(0.12)	(0.13)	—	(0.25)	10.20	9.82[7]	11.90[8]	0.11[8]	1.36[7]	190	8
08-31-2012[9]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.75[8]	0.11[8]	0.10[7]	100	67

CLASS 1

02-28-2013[6]	9.53	0.12	0.79	0.91	(0.12)	(0.13)	—	(0.25)	10.19	9.66[7]	0.29[8]	0.16[8]	1.17[7]	86,279	8
08-31-2012	8.88	0.08	0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25	0.42	0.16	0.86	51,411	67
08-31-2011[11]	10.00	—[10]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[7]	4.97[8]	0.16[8]	(0.01)[7]	6,391	4

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47% and 0.48%–1.14% for the periods ended
2-28-13, 8-31-12 and 8-31-11, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
10 Less than $0.005 per share.
11 The inception date for Class 1 shares is 4-29-11.

See notes to financial statements

Semiannual report | Retirement Living Portfolios	37

Financial highlights

Continued

Retirement Living through 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.88	0.10	0.81	0.91	(0.09)	(0.58)	—	(0.67)	10.12	9.51[7]	0.70[8]	0.59[8]	0.96[7]	22,795	4
08-31-2012	9.22	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72	0.75	0.59	0.74	17,140	70
08-31-2011	8.11	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37	0.78	0.59	0.53	10,641	16
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00	0.85	0.60[9]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)	1.90	0.63	0.86	3,488	22
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)	1.61	0.66[10]	0.44	1,874	16

CLASS R1

02-28-2013[6]	9.86	0.09	0.80	0.89	(0.06)	(0.58)	—	(0.64)	10.11	9.37[7]	1.85[8]	0.84[8]	0.88[7]	1,610	4
08-31-2012	9.21	0.07	0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45	2.05	0.81	0.75	1,254	70
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.27	0.74	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88	1.65	0.75[11]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)	5.27	0.86	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)	12.47	0.89[10]	0.08	181	16

CLASS R2

02-28-2013[6]	9.90	0.10	0.82	0.92	(0.09)	(0.58)	—	(0.67)	10.15	9.60[7]	18.53[8]	0.59[8]	0.96[7]	102	4
08-31-2012[12]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[7]	16.78[8]	0.59[8]	(0.15)[7]	100	70

CLASS R3

02-28-2013[6]	9.87	0.09	0.80	0.89	(0.07)	(0.58)	—	(0.65)	10.11	9.36[7]	2.02[8]	0.74[8]	0.86[7]	1,249	4
08-31-2012	9.22	0.06	0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55	2.20	0.71	0.68	1,102	70
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46	2.59	0.64	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83	2.47	0.65[11]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)	6.51	0.76	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)	10.48	0.81[10]	0.28	283	16

CLASS R4

02-28-2013[6]	9.90	0.10	0.82	0.92	(0.11)	(0.58)	—	(0.69)	10.13	9.65[7]	2.57[8]	0.34[8]	1.03[7]	718	4
08-31-2012	9.25	0.09	0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81	2.75	0.40	0.95	677	70
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66	3.75	0.39	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17	3.79	0.40[11]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)	6.09	0.48	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)	14.15	0.52[10]	0.55	142	16

CLASS R5

02-28-2013[6]	9.94	0.12	0.81	0.93	(0.13)	(0.58)	—	(0.71)	10.16	9.73[7]	0.98[8]	0.14[8]	1.16[7]	2,059	4
08-31-2012	9.28	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24	1.47	0.13	1.27	1,633	70
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	2.72	0.09	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55	3.49	0.10[11]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)	7.40	0.19	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)	12.02	0.24[10]	0.72	161	16

CLASS R6

02-28-2013[6]	9.93	0.16	0.77	0.93	(0.13)	(0.58)	—	(0.71)	10.15	9.77[7]	2.27[8]	0.09[8]	1.60[7]	584	4
08-31-2012[13]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25	16.83	0.09	1.35	107	70

See notes to financial statements

38	Retirement Living Portfolios | Semiannual report

Financial highlights

Continued

Retirement Living through 2045 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

02-28-2013[6]	9.93	0.12	0.82	0.94	(0.13)	(0.58)	—	(0.71)	10.16	9.84[7]	0.14[8]	0.14[8]	1.16[7]	590,101	4
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.14	1.25	528,261	70
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38	0.16	0.15	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)	0.19	0.19	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)	0.24	0.20	0.59	97,667	16

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%,
0.49%–1.31% and 0.49%–1.13% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes small account fee credits of 0.02% of average net assets.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 Includes the impact of expense recapture which amounted to 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
12 The inception date for Class R2 shares is 3-1-12.
13 The inception date for Class R6 Shares is 9-1-11.

Retirement Living through 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.89	0.10	0.80	0.90	(0.08)	(0.53)	—	(0.61)	10.18	9.43[7]	0.69[8]	0.59[8]	0.96[7]	24,705	4
08-31-2012	9.23	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71	0.73	0.60	0.75	18,146	69
08-31-2011	8.12	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35	0.76	0.59	0.51	12,218	16
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00	0.74	0.60[9,10]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)	1.61	0.63	0.90	4,434	20
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)	2.15	0.65[11]	0.49	1,257	16

CLASS R1

02-28-2013[6]	9.86	0.09	0.81	0.90	(0.06)	(0.53)	—	(0.59)	10.17	9.40[7]	1.62[8]	0.84[8]	0.86[7]	1,943	4
08-31-2012	9.21	0.06	0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44	1.72	0.82	0.67	1,846	69
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.02	0.74	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	1.34	0.75[10]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)	4.57	0.85	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)	9.48	0.89[11]	0.09	200	16

See notes to financial statements

Semiannual report | Retirement Living Portfolios	39

Financial highlights

Continued

Retirement Living through 2040 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R2

02-28-2013[6]	9.90	0.10	0.81	0.91	(0.08)	(0.53)	—	(0.61)	10.20	9.52[7]	15.47[8]	0.59[8]	1.00[7]	127	4
08-31-2012[12]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[7]	16.77[8]	0.60[8]	(0.15)[7]	100	69

CLASS R3

02-28-2013[6]	9.86	0.09	0.81	0.90	(0.07)	(0.53)	—	(0.60)	10.16	9.41[7]	1.29[8]	0.74[8]	0.86[7]	3,161	4
08-31-2012	9.21	0.07	0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56	1.32	0.71	0.71	2,766	69
08-31-2011	8.10	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34	1.43	0.64	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97	1.25	0.65[10]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)	1.96	0.76	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)	5.48	0.83[11]	0.06	1,181	16

CLASS R4

02-28-2013[6]	9.90	0.11	0.82	0.93	(0.11)	(0.53)	—	(0.64)	10.19	9.70[7]	3.14[8]	0.34[8]	1.04[7]	637	4
08-31-2012	9.24	0.09	0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93	3.78	0.40	1.00	505	69
08-31-2011	8.13	0.09	1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54	8.19	0.39	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18	6.62	0.40[10]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)	6.79	0.48	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)	11.68	0.53[11]	0.40	173	16

CLASS R5

02-28-2013[6]	9.94	0.10	0.84	0.94	(0.13)	(0.53)	—	(0.66)	10.22	9.77[7]	0.54[8]	0.14[8]	1.02[7]	5,441	4
08-31-2012	9.28	0.10	0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23	0.92	0.14	1.10	3,371	69
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	1.89	0.09	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56	1.52	0.10[10]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)	2.54	0.19	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)	7.95	0.24[11]	0.48	633	16

CLASS R6

02-28-2013[6]	9.93	0.15	0.79	0.94	(0.13)	(0.53)	—	(0.66)	10.21	9.82[7]	2.57[8]	0.09[8]	1.50[7]	562	4
08-31-2012[13]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24	16.85	0.10	1.35	107	69

CLASS 1

02-28-2013[6]	9.93	0.12	0.81	0.93	(0.12)	(0.53)	—	(0.65)	10.21	9.76[7]	0.14[8]	0.14[8]	1.16[7]	593,012	4
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.15	1.25	523,000	69
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.06	428,868	16
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52	0.16	0.15	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)	0.18	0.18	1.46	197,012	20
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)	0.22	0.20	0.61	111,814	16

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31%
and 0.49%–1.13% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes small account fee credits of 0.01% of average net assets.
10 Includes the impact of expense recapture which amounted to: 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for Class A, Class R1,
Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
11 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
12 The inception date for Class R2 shares is 3-1-12.
13 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements

40	Retirement Living Portfolios | Semiannual report

Financial highlights

Continued

Retirement Living through 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.92	0.10	0.81	0.91	(0.08)	(0.49)	—	(0.57)	10.26	9.49[7]	0.67[8]	0.59[8]	0.95[7]	30,110	5
08-31-2012	9.26	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69	0.70	0.59	0.74	23,816	70
08-31-2011	8.14	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45	0.71	0.59	0.56	15,711	17
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00	0.70	0.60[9,10]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)	1.29	0.62	1.06	5,950	20
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)	1.80	0.64[11]	0.20	2,132	14

CLASS R1

02-28-2013[6]	9.90	0.09	0.80	0.89	(0.05)	(0.49)	—	(0.54)	10.25	9.34[7]	1.46[8]	0.84[8]	0.89[7]	2,545	5
08-31-2012	9.24	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54	1.51	0.81	0.66	2,475	70
08-31-2011	8.13	0.05	1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19	1.61	0.74	0.47	1,827	17
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74	1.32	0.75[9]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)	4.49	0.84	1.13	647	20
08-31-2008	11.00	—[12]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)	10.40	0.88[11]	(0.02)	177	14

CLASS R2

02-28-2013[6]	9.94	0.10	0.82	0.92	(0.08)	(0.49)	—	(0.57)	10.29	9.57[7]	18.47[8]	0.59[8]	0.96[7]	103	5
08-31-2012[13]	9.96	(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20)[7]	16.77[8]	0.59[8]	(0.14)[7]	100	70

CLASS R3

02-28-2013[6]	9.91	0.09	0.80	0.89	(0.06)	(0.49)	—	(0.55)	10.25	9.33[7]	1.33[8]	0.74[8]	0.87[7]	2,807	5
08-31-2012	9.25	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59	1.45	0.73	0.63	2,376	70
08-31-2011	8.14	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22	1.58	0.69	0.41	1,967	17
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91	1.53	0.70[9]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)	4.47	0.77	0.84	451	20
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)	9.94	0.81[11]	0.24	278	14

CLASS R4

02-28-2013[6]	9.96	0.10	0.82	0.92	(0.10)	(0.49)	—	(0.59)	10.29	9.61[7]	1.85[8]	0.34[8]	0.99[7]	1,070	5
08-31-2012	9.30	0.10	0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89	1.82	0.40	1.02	1,146	70
08-31-2011	8.18	0.08	1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58	1.95	0.39	0.77	957	17
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43	2.65	0.40[9]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)	9.27	0.47	1.06	182	20
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)	11.02	0.52[11]	0.41	219	14

CLASS R5

02-28-2013[6]	9.97	0.12	0.81	0.93	(0.12)	(0.49)	—	(0.61)	10.29	9.71[7]	0.55[8]	0.14[8]	1.16[7]	4,130	5
08-31-2012	9.31	0.09	0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	1.09	0.13	0.97	3,543	70
08-31-2011	8.19	0.12	1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88	1.60	0.09	1.23	742	17
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55	2.52	0.10[9]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)	7.18	0.17	1.61	199	20
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)	11.07	0.23[11]	0.78	149	14

CLASS R6

02-28-2013[6]	9.97	0.17	0.76	0.93	(0.12)	(0.49)	—	(0.61)	10.29	9.76[7]	1.76[8]	0.09[8]	1.68[7]	823	5
08-31-2012[14]	9.31	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	16.85	0.09	1.36	107	70

See notes to financial statements

Semiannual report | Retirement Living Portfolios	41

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

02-28-2013[6]	9.97	0.12	0.81	0.93	(0.12)	(0.49)	—	(0.61)	10.29	9.71[7]	0.14[8]	0.14[8]	1.16[7]	766,709	5
08-31-2012	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17	0.14	0.14	1.26	676,119	70
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97	0.14	0.14	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38	0.15	0.15[9]	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)	0.17	0.17	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)	0.19	0.19	0.66	161,263	14

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31%
and 0.49%–1.13% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
10 Includes small account fee credits of 0.01% of average net assets.
11 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
12 Less than $0.005 per share.
13 The inception date for Class R2 shares is 3-1-12.
14 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.85	0.10	0.77	0.87	(0.11)	(0.43)	—	(0.54)	10.18	9.07[7]	0.65[8]	0.59[8]	1.04[7]	39,579	6
08-31-2012	9.21	0.10	0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66	0.68	0.59	1.02	32,160	69
08-31-2011	8.13	0.07	1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09	0.66	0.59	0.72	23,069	19
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31	0.66	0.59[9]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)	1.06	0.61	1.13	9,351	23
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)	1.33	0.63[10]	0.43	3,345	10

CLASS R1

02-28-2013[6]	9.81	0.09	0.76	0.85	(0.08)	(0.43)	—	(0.51)	10.15	8.94[7]	1.35[8]	0.84[8]	0.94[7]	3,046	6
08-31-2012	9.17	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53	1.44	0.81	0.83	2,742	69
08-31-2011	8.10	0.06	1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86	1.47	0.74	0.59	2,240	19
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06	1.16	0.74[9]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)	3.04	0.83	1.04	1,245	23
08-31-2008	10.88	—[11]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)	8.40	0.88[10]	0.02	320	10

See notes to financial statements

42	Retirement Living Portfolios | Semiannual report

Financial highlights

Continued

Retirement Living through 2030 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R2

02-28-2013[6]	9.82	0.11	0.75	0.86	(0.11)	(0.43)	—	(0.54)	10.14	8.99[7]	14.73[8]	0.59[8]	1.06[7]	126	6
08-31-2012[12]	9.80	—[11]	0.02	0.02	—	—	—	—	9.82	0.20[7]	16.01[8]	0.58[8]	(0.01)[7]	100	69

CLASS R3

02-28-2013[6]	9.82	0.10	0.75	0.85	(0.09)	(0.43)	—	(0.52)	10.15	8.94[7]	1.23[8]	0.74[8]	0.95[7]	3,403	6
08-31-2012	9.18	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58	1.28	0.72	0.88	3,146	69
08-31-2011	8.11	0.05	1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90	1.38	0.69	0.57	2,651	19
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10	1.39	0.69[9]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)	3.09	0.76	1.12	609	23
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)	4.24	0.78[10]	0.76	676	10

CLASS R4

02-28-2013[6]	9.83	0.11	0.76	0.87	(0.13)	(0.43)	—	(0.56)	10.14	9.15[7]	3.06[8]	0.34[8]	1.13[7]	624	6
08-31-2012	9.19	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91	2.36	0.40	1.31	498	69
08-31-2011	8.12	0.04	1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19	3.87	0.39	0.42	560	19
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37	5.08	0.39[9]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)	5.43	0.45	1.52	360	23
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)	14.83	0.49[10]	0.79	115	10

CLASS R5

02-28-2013[6]	9.85	0.11	0.77	0.88	(0.15)	(0.43)	—	(0.58)	10.15	9.24[7]	0.34[8]	0.14[8]	1.11[7]	10,844	6
08-31-2012	9.21	0.11	0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24	0.58	0.13	1.18	6,777	69
08-31-2011	8.13	0.12	1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61	0.88	0.09	1.29	2,031	19
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76	0.96	0.09[9]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)	1.61	0.17	1.77	979	23
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)	6.18	0.24[10]	0.42	1,002	10

CLASS R6

02-28-2013[6]	9.85	0.16	0.72	0.88	(0.16)	(0.43)	—	(0.59)	10.14	9.19[7]	1.87[8]	0.09[8]	1.63[7]	920	6
08-31-2012[13]	9.20	0.15	0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36	16.91	0.09	1.60	107	69

CLASS 1

02-28-2013[6]	9.85	0.13	0.75	0.88	(0.15)	(0.43)	—	(0.58)	10.15	9.20[7]	0.14[8]	0.14[8]	1.24[7]	946,332	6
08-31-2012	9.20	0.14	0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30	0.14	0.14	1.50	855,802	69
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58	0.14	0.14	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72	0.15	0.14	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)	0.16	0.16	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)	0.18	0.18[10]	0.75	219,711	10

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.

See notes to financial statements

Semiannual report | Retirement Living Portfolios	43

Financial highlights

Continued

Retirement Living through 2030 Portfolio continued

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 Less than $0.005 per share.
12 The inception date for Class R2 shares is 3-1-12.
13 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.91	0.12	0.69	0.81	(0.13)	(0.35)	—	(0.48)	10.24	8.37[7]	0.63[8]	0.59[8]	1.15[7]	48,405	8
08-31-2012	9.27	0.13	0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93	0.67	0.59	1.36	38,080	66
08-31-2011	8.28	0.10	1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09	0.66	0.58	1.06	25,760	22
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02	0.64	0.59[9]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)	0.98	0.61	1.59	9,419	25
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)	1.49	0.62[10]	0.52	3,604	9

CLASS R1

02-28-2013[6]	9.87	0.10	0.69	0.79	(0.10)	(0.35)	—	(0.45)	10.21	8.24[7]	1.33[8]	0.84[8]	1.02[7]	3,392	8
08-31-2012	9.23	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80	1.41	0.81	1.26	2,646	66
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86	1.53	0.73	0.98	2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91	1.21	0.74[9]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)	3.27	0.82	1.40	1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)	8.37	0.87[10]	0.27	285	9

CLASS R2

02-28-2013[6]	9.87	0.12	0.69	0.81	(0.13)	(0.35)	—	(0.48)	10.20	8.39[7]	11.40[8]	0.59[8]	1.18[7]	202	8
08-31-2012[11]	9.81	0.02	0.04	0.06	—	—	—	—	9.87	0.61[7]	17.38[8]	0.59[8]	0.29[7]	101	66

CLASS R3

02-28-2013[6]	9.88	0.10	0.69	0.79	(0.11)	(0.35)	—	(0.46)	10.21	8.23[7]	1.18[8]	0.74[8]	1.04[7]	3,900	8
08-31-2012	9.24	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84	1.21	0.72	1.27	3,650	66
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04	1.27	0.68	0.92	3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82	1.26	0.69[9]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)	2.11	0.75	0.87	1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)	5.37	0.78[10]	1.22	456	9

CLASS R4

02-28-2013[6]	9.90	0.13	0.68	0.81	(0.15)	(0.35)	—	(0.50)	10.21	8.43[7]	1.43[8]	0.34[8]	1.26[7]	1,595	8
08-31-2012	9.26	0.14	0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17	1.64	0.39	1.46	1,416	66
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32	1.87	0.38	1.23	1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35	2.10	0.39[9]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)	7.64	0.45	1.56	260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)	11.76	0.49[10]	0.90	207	9

CLASS R5

02-28-2013[6]	9.90	0.14	0.69	0.83	(0.17)	(0.35)	—	(0.52)	10.21	8.64[7]	0.32[8]	0.14[8]	1.35[7]	9,626	8
08-31-2012	9.26	0.16	0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	0.50	0.12	1.66	8,683	66
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63	0.64	0.08	1.67	3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48	1.20	0.09[9]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)	4.27	0.16	2.08	339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)	7.87	0.21[10]	0.92	285	9

See notes to financial statements

44	Retirement Living Portfolios | Semiannual report

Financial highlights

Continued

Retirement Living through 2025 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R6

02-28-2013[6]	9.90	0.17	0.66	0.83	(0.18)	(0.35)	—	(0.53)	10.20	8.58[7]	2.06[8]	0.09[8]	1.66[7]	1,064	8
08-31-2012[12]	9.26	0.18	0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	18.84	0.09	1.95	107	66

CLASS 1

02-28-2013[6]	9.90	0.14	0.69	0.83	(0.17)	(0.35)	—	(0.52)	10.21	8.63[7]	0.14[8]	0.14[8]	1.35[7]	1,080,810	8
08-31-2012	9.26	0.17	0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46	0.14	0.14	1.84	992,393	66
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58	0.14	0.13	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44	0.14	0.14	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)	0.16	0.16	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)	0.17	0.17[10]	1.08	280,532	9

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31%
and 0.49%–1.13% for the periods ended 2-28-12, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class R2 shares is 3-1-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	10.00	0.13	0.61	0.74	(0.17)	(0.34)	—	(0.51)	10.23	7.56[7]	0.64[8]	0.59[8]	1.26[7]	45,416	9
08-31-2012	9.39	0.17	0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03	0.67	0.59	1.78	37,860	63
08-31-2011	8.52	0.16	0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87	0.65	0.58	1.61	29,087	24
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91	0.63	0.59[9]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)	0.86	0.61	2.06	13,067	26
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)	1.15	0.62[10]	1.18	4,285	10

See notes to financial statements

Semiannual report | Retirement Living Portfolios	45

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

02-28-2013[6]	9.97	0.11	0.61	0.72	(0.14)	(0.34)	—	(0.48)	10.21	7.42[7]	1.35[8]	0.84[8]	1.13[7]	3,220	9
08-31-2012	9.37	0.15	0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77	1.39	0.81	1.59	2,704	63
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61	1.47	0.73	1.51	2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92	1.12	0.74[9]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)	2.11	0.83	2.14	1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)	9.71	0.86[10]	0.77	250	10

CLASS R2

02-28-2013[6]	9.98	0.13	0.60	0.73	(0.17)	(0.34)	—	(0.51)	10.20	7.46[7]	18.05[8]	0.59[8]	1.28[7]	106	9
08-31-2012[11]	9.86	0.04	0.08	0.12	—	—	—	—	9.98	1.22[7]	16.59[8]	0.59[8]	0.37[7]	101	63

CLASS R3

02-28-2013[6]	9.98	0.12	0.60	0.72	(0.15)	(0.34)	—	(0.49)	10.21	7.41[7]	1.09[8]	0.74[8]	1.17[7]	4,611	9
08-31-2012	9.38	0.15	0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82	1.14	0.72	1.62	4,493	63
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78	1.15	0.68	1.49	3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96	1.17	0.69[9]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)	2.29	0.76	2.37	895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)	3.97	0.78[10]	1.48	825	10

CLASS R4

02-28-2013[6]	9.99	0.14	0.60	0.74	(0.19)	(0.34)	—	(0.53)	10.20	7.62[7]	2.45[8]	0.34[8]	1.37[7]	773	9
08-31-2012	9.38	0.19	0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27	2.34	0.40	2.01	797	63
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09	5.58	0.39	1.56	466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11	5.26	0.39[9]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)	7.25	0.45	2.24	255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)	13.87	0.48[10]	1.50	138	10

CLASS R5

02-28-2013[6]	10.02	0.14	0.61	0.75	(0.21)	(0.34)	—	(0.55)	10.22	7.71[7]	0.29[8]	0.14[8]	1.41[7]	14,113	9
08-31-2012	9.41	0.19	0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58	0.44	0.13	1.97	10,120	63
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50	0.70	0.08	2.17	3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50	0.93	0.09[9]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)	1.96	0.16	2.92	759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)	6.46	0.21[10]	1.83	758	10

CLASS R6

02-28-2013[6]	10.01	0.16	0.59	0.75	(0.21)	(0.34)	—	(0.55)	10.21	7.76[7]	3.21[8]	0.09[8]	1.61[7]	522	9
08-31-2012[12]	9.40	0.23	0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59	16.95	0.09	2.38	106	63

CLASS 1

02-28-2013[6]	10.01	0.15	0.60	0.75	(0.21)	(0.34)	—	(0.55)	10.21	7.70[7]	0.14[8]	0.14[8]	1.48[7]	975,498	9
08-31-2012	9.40	0.22	0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53	0.14	0.14	2.27	909,856	63
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33	0.14	0.13	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45	0.14	0.14	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)	0.16	0.16	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)	0.17	0.17[10]	1.49	276,252	10

Semiannual report | Retirement Living Portfolios

46	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31%
and 0.49%–1.13% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for Class A, Class R1,
Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class R2 shares is 3-1-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	9.96	0.14	0.50	0.64	(0.20)	(0.18)	—	(0.38)	10.22	6.59[7]	0.65[8]	0.59[8]	1.38[7]	37,418	10
08-31-2012	9.39	0.21	0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11	0.68	0.59	2.16	31,143	59
08-31-2011	8.66	0.19	0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54	0.67	0.59	2.00	22,954	30
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82	0.64	0.59[9]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)	1.03	0.61	2.96	8,596	28
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)	1.43	0.63[10]	1.74	2,776	10

CLASS R1

02-28-2013[6]	9.93	0.13	0.51	0.64	(0.18)	(0.18)	—	(0.36)	10.21	6.55[7]	1.91[8]	0.84[8]	1.32[7]	1,512	10
08-31-2012	9.37	0.22	0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85	1.83	0.81	2.32	1,330	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41	1.78	0.74	2.03	1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69	1.36	0.74[9]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)	5.13	0.83	2.79	762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)	8.84	0.86[10]	1.61	207	10

CLASS R2

02-28-2013[6]	9.94	0.14	0.50	0.64	(0.20)	(0.18)	—	(0.38)	10.20	6.60[7]	17.67[8]	0.59[8]	1.40[7]	109	10
08-31-2012[11]	9.76	0.05	0.13	0.18	—	—	—	—	9.94	1.84[7]	16.51[8]	0.59[8]	0.56[7]	102	59

CLASS R3

02-28-2013[6]	9.93	0.13	0.52	0.65	(0.19)	(0.18)	—	(0.37)	10.21	6.66[7]	1.06[8]	0.74[8]	1.33[7]	5,638	10
08-31-2012	9.37	0.20	0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91	1.08	0.73	2.14	5,485	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46	1.34	0.69	2.03	2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74	1.29	0.69[9]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)	2.59	0.77	2.81	763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)	6.20	0.81[10]	1.48	693	10

CLASS R4

02-28-2013[6]	9.95	0.15	0.51	0.66	(0.23)	(0.18)	—	(0.41)	10.20	6.75[7]	20.91[8]	0.34[8]	1.47[7]	73	10
08-31-2012	9.38	0.24	0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34	10.46	0.41	2.51	68	59
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76	11.17	0.39	2.04	158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01	7.11	0.39[9]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)	5.34	0.46	3.00	355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)	12.64	0.50[10]	2.02	172	10

See notes to financial statements

Semiannual report | Retirement Living Portfolios	47

Financial highlights

Continued

Retirement Living through 2015 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

02-28-2013[6]	9.97	0.16	0.52	0.68	(0.25)	(0.18)	—	(0.43)	10.22	6.95[7]	0.44[8]	0.14[8]	1.60[7]	5,710	10
08-31-2012	9.41	0.21	0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55	0.76	0.13	2.22	5,380	59
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17	1.24	0.09	2.38	1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41	3.42	0.09[9]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)	5.04	0.20	4.98	103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)	5.09	0.22[10]	1.81	464	10

CLASS R6

02-28-2013[6]	9.97	0.21	0.46	0.67	(0.25)	(0.18)	—	(0.43)	10.21	6.89[7]	2.79[8]	0.09[8]	2.03[7]	351	10
08-31-2012[12]	9.40	0.27	0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67	15.61	0.09	2.80	106	59

CLASS 1

02-28-2013[6]	9.97	0.16	0.51	0.67	(0.25)	(0.18)	—	(0.43)	10.21	6.84[7]	0.14[8]	0.14[8]	1.60[7]	596,441	10
08-31-2012	9.40	0.26	0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61	0.14	0.14	2.70	582,885	59
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14	0.14	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36	0.14	0.14	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)	0.16	0.16	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)	0.18	0.18	2.12	216,679	10

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.18%
and 0.49%–1.13% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class R2 shares is 3-1-12.
12 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements

48	Retirement Living Portfolios | Semiannual report

Financial highlights

Continued

Retirement Living through 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2013[6]	10.11	0.15	0.43	0.58	(0.24)	(0.61)	—	(0.85)	9.84	6.00[7]	0.68[8]	0.60[8]	1.49[7]	30,030	10
08-31-2012	9.58	0.25	0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09	0.71	0.60	2.56	21,845	55
08-31-2011	8.98	0.23	0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21	0.70	0.59	2.30	17,032	43
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60	0.63	0.60[9]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)	1.22	0.64	3.75	5,637	31
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)	1.61	0.65[10]	2.28	2,050	14

CLASS R1

02-28-2013[6]	10.08	0.14	0.42	0.56	(0.22)	(0.61)	—	(0.83)	9.81	5.76[7]	4.55[8]	0.85[8]	1.36[7]	411	10
08-31-2012	9.55	0.22	0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94	4.76	0.82	2.31	379	55
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09	4.44	0.74	2.65	337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36	1.80	0.75[9]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)	9.94	0.87	3.39	286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)	14.92	0.87[10]	2.30	126	14

CLASS R2

02-28-2013[6]	10.11	0.15	0.42	0.57	(0.24)	(0.61)	—	(0.85)	9.83	5.90[7]	24.32[8]	0.60[8]	1.53[7]	100	10
08-31-2012[11]	9.87	0.07	0.17	0.24	—	—	—	—	10.11	2.43[7]	16.44[8]	0.60[8]	0.72[7]	102	55

CLASS R3

02-28-2013[6]	10.09	0.15	0.42	0.57	(0.23)	(0.61)	—	(0.84)	9.82	5.86[7]	1.72[8]	0.75[8]	1.48[7]	1,426	10
08-31-2012	9.56	0.24	0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99	1.47	0.73	2.51	1,765	55
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13	1.53	0.69	2.33	2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39	1.32	0.70[9]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)	2.34	0.79	3.48	1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)	3.95	0.82[10]	2.64	795	14

CLASS R4

02-28-2013[6]	10.12	0.17	0.42	0.59	(0.27)	(0.61)	—	(0.88)	9.83	6.06[7]	3.88[8]	0.35[8]	1.66[7]	412	10
08-31-2012	9.58	0.26	0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42	4.40	0.40	2.64	407	55
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42	8.04	0.39	2.14	347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79	8.52	0.40[9]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)	11.93	0.49	3.82	116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)	12.38	0.53[10]	2.56	205	14

CLASS R5

02-28-2013[6]	10.13	0.16	0.44	0.60	(0.29)	(0.61)	—	(0.90)	9.83	6.16[7]	0.48[8]	0.15[8]	1.62[7]	4,987	10
08-31-2012	9.60	0.27	0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64	0.62	0.13	2.82	4,614	55
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83	0.79	0.09	2.65	2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08	3.13	0.10[9]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)	5.86	0.20	4.12	207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)	10.30	0.25[10]	2.41	498	14

CLASS R6

02-28-2013[6]	10.13	0.18	0.43	0.61	(0.29)	(0.61)	—	(0.90)	9.84	6.30[7]	10.82[8]	0.10[8]	1.78[7]	102	10
08-31-2012[12]	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63	16.98	0.10	3.12	106	55

See notes to financial statements

Semiannual report | Retirement Living Portfolios	49

Financial highlights

Continued

Retirement Living through 2010 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

02-28-2013[6]	10.13	0.17	0.44	0.61	(0.29)	(0.61)	—	(0.90)	9.84	6.26[7]	0.15[8]	0.15[8]	1.72[7]	384,580	10
08-31-2012	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58	0.15	0.15	3.07	396,890	55
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78	0.14	0.14	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04	0.15	0.15	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)	0.19	0.19	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)	0.21	0.20	2.61	121,337	14

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.12%, 0.48%–1.13%, 0.49%–1.09%
and 0.49%–1.13% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Six months ended 2-28-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class R2 shares is 3-1-12.
12 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements

50	Retirement Living Portfolios | Semiannual report

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Living Portfolios or the Portfolios, and each individually the Portfolio) are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other affiliated funds of the John Hancock funds complex.

The Portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-5291, on www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 28, 2013, the Portfolios had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new

Semiannual report | Retirement Living Portfolios	51

agreement which will enable the Portfolios to participate in a $300 million unsecured line of credit, also with Citibank with terms otherwise similar to the existing agreement.

The commitment fees for the six months ended February 28, 2013 were as follows:

Portfolio	Commitment fees

Retirement Living through 2050	$147
Retirement Living through 2045	245
Retirement Living through 2040	244
Retirement Living through 2035	274
Retirement Living through 2030	311
Retirement Living through 2025	338
Retirement Living through 2020	327
Retirement Living through 2015	267
Retirement Living through 2010	236

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2012, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2013, including short-term investments, for federal income tax purposes, were as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Retirement Living through 2050	$83,266,429	$5,825,205	($90,519)	$5,734,686
Retirement Living through 2045	537,986,112	81,282,310	(78,999)	81,203,311
Retirement Living through 2040	548,385,908	81,259,952	(80,826)	81,179,126
Retirement Living through 2035	703,123,850	105,249,560	(103,643)	105,145,917
Retirement Living through 2030	877,865,925	127,139,358	(123,955)	127,015,403
Retirement Living through 2025	1,012,262,022	137,195,877	(147,978)	137,047,899
Retirement Living through 2020	926,796,487	117,580,688	(115,409)	117,465,279
Retirement Living through 2015	577,982,280	69,281,441	(19,179)	69,262,262
Retirement Living through 2010	384,315,705	37,805,319	(14,397)	37,790,922

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these

52	Retirement Living Portfolios | Semiannual report

arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor), serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolios pay the Advisor a daily management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHF III and John Hancock Variable Insurance Trust (JHVIT), excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the Portfolios. QS Investors, LLC acts as subadvisor consultant. The Portfolios are not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended February 28, 2012 were equivalent to a net effective rate of the Portfolios’ average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Living through 2050	0.00%	Retirement Living through 2025	0.05%
Retirement Living through 2045	0.04%	Retirement Living through 2020	0.05%
Retirement Living through 2040	0.04%	Retirement Living through 2015	0.04%
Retirement Living through 2035	0.05%	Retirement Living through 2010	0.03%
Retirement Living through 2030	0.05%

Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee if certain expenses of each Portfolio exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, acquired fund fees, short dividend expense and other extraordinary expenses not incurred in the ordinary course of a Portfolio’s business. This expense reimbursement may be terminated by the Advisor on notice to the Trust.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Advisor with respect to each Portfolio and the underlying investments in a Portfolio does not exceed 0.51% of the Portfolio’s first $7.5 billion of average daily net assets and 0.50% of the Portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Portfolios.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding portfolio level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, short dividend expenses and acquired fund fees and expenses for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2013.

Additionally, the Advisor has contractually agreed to waive fees and/or reimburse certain portfolio level expenses for Retirement Living through 2050 that exceed 0.05% of the portfolio’s average net assets excluding advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, acquired fund fees, short dividend expense and other extraordinary expenses not incurred in the ordinary course of a Portfolio’s business. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2013.

Semiannual report | Retirement Living Portfolios	53

For the six months ended February 28, 2013, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

				Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Retirement Living through 2050	$12,212	$9,418	$9,302	$9,470	$9,384	$9,708	$9,637	$41,628	$110,759
Retirement Living through 2045	9,941	7,529	9,066	7,402	7,283	7,524	5,680	—	54,425
Retirement Living through 2040	10,017	7,527	9,051	7,751	7,221	7,878	5,662	—	55,107
Retirement Living through 2035	9,912	7,828	9,067	7,605	7,494	7,796	5,703	—	55,405
Retirement Living through 2030	10,662	7,749	8,435	7,807	7,212	8,296	5,711	—	55,872
Retirement Living through 2025	10,200	7,809	9,691	7,827	7,472	8,235	7,232	—	58,466
Retirement Living through 2020	10,734	8,067	9,065	7,958	7,259	8,620	5,672	—	57,375
Retirement Living through 2015	9,943	7,473	9,063	9,092	7,187	7,957	5,132	—	55,847
Retirement Living through 2010	10,320	7,201	12,045	7,467	7,191	7,766	5,610	—	57,600

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below their expense limitation during this period. The table below outlines the amounts of waived or reimbursed expenses subject to potential recovery and the amounts recovered during the six months ended February 28, 2013. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible	Amounts eligible	Amounts eligible	Amounts eligible	Amount
	for recovery	for recovery	for recovery	for recovery	recovered during
	through	through	through	through	the period ended
Portfolio	August 1, 2013	August 1, 2014	August 1, 2015	February 1, 2016	February 28, 2013

Retirement Living through 2050	—	$39,939	$126,925	$110,759	—
Retirement Living through 2045	$6,224	16,461	83,742	54,425	—
Retirement Living through 2040	5,827	15,957	83,000	55,107	—
Retirement Living through 2035	6,015	15,699	84,209	55,405	—
Retirement Living through 2030	7,787	15,037	87,764	55,872	—
Retirement Living through 2025	6,740	15,026	91,621	58,465	—
Retirement Living through 2020	8,281	15,262	90,407	57,375	—
Retirement Living through 2015	6,382	15,712	86,852	55,846	$84
Retirement Living through 2010	4,140	15,133	84,369	57,600	—

Amounts recovered by class

Portfolio	Class R3

Retirement Living through 2015	$84

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R2	0.25%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

54	Retirement Living Portfolios | Semiannual report

The Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each Portfolio to 0.15% of the average daily net assets of Class R4 shares until December 31, 2013.

Accordingly, these fee waivers and/or reimbursements amounted to the following for Class R4 shares, for the six months ended February 28, 2013:

Class R4

Portfolio	Rule 12b-1 Reimbursement

Retirement Living through 2050	$51
Retirement Living through 2045	342
Retirement Living through 2040	268
Retirement Living through 2035	530
Retirement Living through 2030	274
Retirement Living through 2025	752
Retirement Living through 2020	361
Retirement Living through 2015	35
Retirement Living through 2010	210

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2013:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
	through	through	through	through	through	through	through	through	through
	2050	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$991	$21,493	$8,664	$13,651	$14,697	$32,463	$18,486	$13,040	$21,230

Retained for printing prospectuses,
advertising and sales literature	90	2,089	901	1,324	1,557	2,563	2,414	1,502	1,321

Sales commissions to unrelated
broker-dealers	901	18,863	7,497	11,847	12,913	29,562	16,051	11,503	19,909

Sales commissions to affiliated
sales personnel	—	541	266	480	227	338	21	35	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A

Retirement Living through 2045	$8
Retirement Living through 2030	1
Retirement Living through 2025	679

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Retirement Living Portfolios	55

Class level expenses. Class level expenses for the six months ended February 28, 2013 were as follows:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2050	Class A	$1,285	$851	$10,977	$702
	Class R1	277	15	9,301	171
	Class R2	186	16	9,013	330
	Class R3	257	13	9,301	170
	Class R4	128	13	9,301	57
	Class R5	6	50	9,301	178
	Class R6	—	21	9,076	440
	Class 1	16,481	—	—	—
	Total	$18,620	$979	$66,270	$2,048

Retirement Living through 2045	Class A	$29,647	$19,411	$8,329	$1,965
	Class R1	5,631	199	7,048	282
	Class R2	126	13	9,018	162
	Class R3	3,771	153	7,016	235
	Class R4	1,198	90	7,016	178
	Class R5	411	239	7,016	310
	Class R6	—	73	4,883	724
	Class 1	138,113	—	—	—
	Total	$178,897	$20,178	$50,326	$3,856

Retirement Living through 2040	Class A	$32,000	$20,970	$8,574	$1,805
	Class R1	7,291	256	7,005	266
	Class R2	169	16	9,009	162
	Class R3	9,155	371	7,103	281
	Class R4	942	71	7,006	140
	Class R5	947	537	7,039	362
	Class R6	—	64	4,877	722
	Class 1	137,968	—	—	—
	Total	$188,472	$22,285	$50,613	$3,738

Retirement Living through 2035	Class A	$39,366	$25,754	$8,556	$1,843
	Class R1	9,313	333	7,370	305
	Class R2	127	13	9,019	162
	Class R3	8,309	338	7,024	245
	Class R4	2,029	139	7,016	166
	Class R5	795	501	7,075	374
	Class R6	—	95	4,887	722
	Class 1	178,268	—	—	—
	Total	$238,207	$27,173	$50,947	$3,817

Retirement Living through 2030	Class A	$53,136	$34,758	$9,129	$2,200
	Class R1	11,242	402	7,226	299
	Class R2	164	16	8,418	136
	Class R3	10,197	413	7,123	271
	Class R4	936	72	7,028	135
	Class R5	1,781	1,081	7,028	434
	Class R6	—	90	4,899	722
	Class 1	222,008	—	—	—
	Total	$299,464	$36,832	$50,851	$4,197

Retirement Living through 2025	Class A	$64,436	$42,178	$8,563	$2,414
	Class R1	11,786	420	7,206	288
	Class R2	310	24	9,618	188
	Class R3	11,488	466	7,077	286
	Class R4	2,713	199	7,032	162
	Class R5	1,862	1,182	7,032	402
	Class R6	—	102	6,408	722
	Class 1	255,844	—	—	—
	Total	$348,439	$44,571	$52,936	$4,462

56	Retirement Living Portfolios | Semiannual report

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2020	Class A	$62,115	$40,591	$9,091	$2,461
	Class R1	11,972	415	7,189	282
	Class R2	131	14	9,018	162
	Class R3	14,546	588	7,062	314
	Class R4	1,263	95	7,030	134
	Class R5	2,573	1,510	7,030	351
	Class R6	—	50	4,900	722
	Class 1	233,368	—	—	—
	Total	$325,968	$43,263	$51,320	$4,426

Retirement Living through 2015	Class A	$51,085	$33,388	$8,222	$2,389
	Class R1	5,209	184	7,063	250
	Class R2	136	14	9,016	162
	Class R3	19,124	755	7,444	361
	Class R4	115	9	7,063	122
	Class R5	1,135	711	7,063	401
	Class R6	—	53	4,358	722
	Class 1	145,671	—	—	—
	Total	$222,475	$35,114	$50,229	$4,407

Retirement Living through 2010	Class A	$40,270	$26,375	$8,799	$1,993
	Class R1	1,438	51	7,003	168
	Class R2	127	13	11,994	165
	Class R3	4,979	200	7,026	242
	Class R4	734	55	7,003	133
	Class R5	1,038	616	7,003	280
	Class R6	—	14	4,866	729
	Class 1	96,919	—	—	—
	Total	$145,505	$27,324	$53,694	$3,710

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Portfolio shares for the six months ended February 28, 2013 and the year ended August 31, 2012 were as follows:

Retirement Living through 2050 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	86,268	$853,122	69,708	$649,686
Distributions reinvested	1,728	16,742	—	—
Repurchased	(26,747)	(266,371)	(16,788)	(158,068)

Net increase	61,249	$603,493	52,920	$491,618

Class R1 shares

Sold	3,250	$32,572	10,533	$100,273
Distributions reinvested	—	—	—	—
Repurchased	(91)	(863)	—	—

Net increase	3,159	$31,709	10,533	$100,273

Class R2 shares

Sold	3,515	$34,251	10,504	$100,000
Distributions reinvested	73	709	—	—
Repurchased	(1)	(9)	—	—

Net increase	3,587	$34,951	10,504	$100,000

Class R3 shares

Sold	—	—	10,504	$100,000
Net increase	—	—	10,504	$100,000

Class R4 shares

Sold	—	—	10,504	$100,000

Net increase	—	—	10,504	$100,000

Semiannual report | Retirement Living Portfolios	57

Retirement Living through 2050 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	81,729	$798,020	11,537	$109,289
Distributions reinvested	22	215	—	—
Repurchased	(1,091)	(11,060)	(241)	(2,181)

Net increase	80,660	$787,175	11,296	$107,108

Class R6 shares

Sold	12,997	$126,967	10,504	$100,000
Distributions reinvested	234	2,266	—	—
Repurchased	(5,058)	(51,241)	—	—

Net increase	8,173	$77,992	10,504	$100,000

Class 1 shares

Sold	3,019,348	$29,942,044	4,674,940	$42,601,282
Distributions reinvested	177,846	1,721,553	35,557	307,564
Repurchased	(128,379)	(1,237,204)	(32,854)	(300,859)

Net increase	3,068,815	$30,426,393	4,677,643	$42,607,987

Net increase	3,225,643	$31,961,713	4,794,408	$43,706,986

[1]Period from 3-1-12 (inception date) to 8-31-12 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Retirement Living through 2045 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	727,253	$7,349,425	1,159,487	$10,947,481
Distributions reinvested	135,592	1,304,393	19,200	172,803
Repurchased	(345,388)	(3,482,193)	(597,713)	(5,632,361)

Net increase	517,457	$5,171,625	580,974	$5,487,923

Class R1 shares

Sold	53,535	$539,435	80,677	$755,347
Distributions reinvested	9,073	87,191	1,525	13,708
Repurchased	(30,560)	(305,179)	(70,369)	(679,828)

Net increase	32,048	$321,447	11,833	$89,227

Class R2 shares

Sold	14	$146	10,081	$100,000
Distributions reinvested	—	—	—	—
Repurchased	—	—	—	—

Net increase	14	$146	10,081	$100,000

Class R3 shares

Sold	18,373	$185,467	48,864	$458,227
Distributions reinvested	7,779	74,754	1,422	12,788
Repurchased	(14,288)	(143,849)	(40,889)	(381,320)

Net increase	11,864	$116,372	9,397	$89,695

Class R4 shares

Sold	9,338	$94,628	28,327	$265,506
Distributions reinvested	4,655	44,825	989	8,913
Repurchased	(11,539)	(117,527)	(14,814)	(140,963)

Net increase	2,454	$21,926	14,502	$133,456

Class R5 shares

Sold	35,713	$361,420	127,052	$1,200,730
Distributions reinvested	13,018	125,627	2,177	19,640
Repurchased	(10,470)	(107,175)	(22,384)	(213,938)

Net increase	38,261	$379,872	106,845	$1,006,432

58	Retirement Living Portfolios | Semiannual report

Retirement Living through 2045 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	68,506	$699,129	10,787	$100,000
Distributions reinvested	4,182	40,318	—	—
Repurchased	(25,921)	(262,853)	—	—

Net increase	46,767	$476,594	10,787	$100,000

Class 1 shares

Sold	2,865,310	$28,979,450	7,501,609	$70,958,330
Distributions reinvested	3,945,620	38,035,774	965,834	8,711,822
Repurchased	(1,892,322)	(18,922,366)	(3,078,760)	(29,330,611)

Net increase	4,918,608	$48,092,858	5,388,683	$50,339,541

Net increase	5,567,473	$54,580,840	6,133,102	$57,346,274

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Retirement Living through 2040 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	792,276	$7,996,317	1,048,365	$9,893,951
Distributions reinvested	134,292	1,299,954	20,917	188,254
Repurchased	(336,317)	(3,393,730)	(557,647)	(5,267,940)

Net increase	590,251	$5,902,541	511,635	$4,814,265

Class R1 shares

Sold	43,889	$442,834	142,203	$1,336,206
Distributions reinvested	10,477	101,309	1,728	15,539
Repurchased	(50,427)	(504,057)	(80,756)	(780,015)

Net increase	3,939	$40,086	63,175	$571,730

Class R2 shares

Sold	2,700	$27,494	10,081	$100,000
Distributions reinvested	156	1,510	—	—
Repurchased	(489)	(4,994)	—	—

Net increase	2,367	$24,010	10,081	$100,000

Class R3 shares

Sold	61,479	$622,608	86,967	$822,101
Distributions reinvested	17,072	164,918	3,823	34,329
Repurchased	(48,049)	(487,965)	(110,144)	(1,011,347)

Net increase (decrease)	30,502	$299,561	(19,354)	($154,917)

Class R4 shares

Sold	13,201	$133,212	45,695	$410,522
Distributions reinvested	3,414	33,012	725	6,528
Repurchased	(5,023)	(51,004)	(13,030)	(125,828)

Net increase	11,592	$115,220	33,390	$291,222

Class R5 shares

Sold	191,872	$1,888,057	283,788	$2,698,970
Distributions reinvested	23,415	227,127	3,357	30,279
Repurchased	(22,012)	(224,093)	(44,830)	(432,156)

Net increase	193,275	$1,891,091	242,315	$2,297,093

Class R6 shares

Sold	55,033	$562,273	10,787	$100,000
Distributions reinvested	3,211	31,114	—	—
Repurchased	(13,953)	(141,545)	—	—

Net increase	44,291	$451,842	10,787	$100,000

Semiannual report | Retirement Living Portfolios	59

Retirement Living through 2040 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	3,935,210	$39,906,482	7,865,794	$74,353,724
Distributions reinvested	3,627,628	35,187,986	941,265	8,480,794
Repurchased	(2,157,683)	(21,732,213)	(2,393,565)	(22,807,580)

Net increase	5,405,155	$53,362,255	6,413,494	$60,026,938

Net increase	6,281,372	$62,086,606	7,265,523	$68,046,331

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Retirement Living through 2035 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	780,664	$7,921,954	1,294,936	$12,322,288
Distributions reinvested	149,304	1,455,712	27,231	245,898
Repurchased	(395,674)	(4,014,867)	(617,835)	(5,869,003)

Net increase	534,294	$5,362,799	704,332	$6,699,183

Class R1 shares

Sold	42,467	$427,959	130,698	$1,231,234
Distributions reinvested	10,687	104,096	2,253	20,318
Repurchased	(54,840)	(549,081)	(80,449)	(772,605)

Net increase (decrease)	(1,686)	($17,026)	52,502	$478,947

Class R2 shares

Sold	—	—	10,040	$100,000

Net increase	—	—	10,040	$100,000

Class R3 shares

Sold	28,164	$286,569	68,888	$655,822
Distributions reinvested	14,328	139,695	2,774	25,045
Repurchased	(8,600)	(87,847)	(44,457)	(414,163)

Net increase	33,892	$338,417	27,205	$266,704

Class R4 shares

Sold	9,794	$99,891	32,650	$314,339
Distributions reinvested	5,837	57,084	1,756	15,910
Repurchased	(26,697)	(273,645)	(22,263)	(215,379)

Net increase (decrease)	(11,066)	($116,670)	12,143	$114,870

Class R5 shares

Sold	38,048	$389,694	303,115	$2,918,230
Distributions reinvested	23,046	225,387	2,324	21,033
Repurchased	(15,113)	(154,919)	(29,804)	(281,776)

Net increase	45,981	$460,162	275,635	$2,657,487

Class R6 shares

Sold	97,507	$999,200	10,741	$100,000
Distributions reinvested	4,661	45,539	—	—
Repurchased	(32,920)	(338,612)	—	—

Net increase	69,248	$706,127	10,741	$100,000

Class 1 shares

Sold	4,961,816	$50,624,764	9,960,815	$94,630,020
Distributions reinvested	4,349,771	42,540,765	1,224,581	11,082,454
Repurchased	(2,625,890)	(26,563,627)	(3,827,067)	(36,634,920)

Net increase	6,685,697	$66,601,902	7,358,329	$69,077,554

Net increase	7,356,360	$73,335,711	8,450,927	$79,494,745

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

60	Retirement Living Portfolios | Semiannual report

Retirement Living through 2030 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	984,773	$9,927,311	1,437,840	$13,635,203
Distributions reinvested	194,778	1,889,345	42,172	378,703
Repurchased	(554,816)	(5,608,496)	(722,635)	(6,832,622)

Net increase	624,735	$6,208,160	757,377	$7,181,284

Class R1 shares

Sold	62,365	$626,081	126,726	$1,166,255
Distributions reinvested	14,927	144,492	3,152	28,241
Repurchased	(56,505)	(570,836)	(94,741)	(893,904)

Net increase	20,787	$199,737	35,137	$300,592

Class R2 shares

Sold	2,107	$21,277	10,204	$100,000
Distributions reinvested	117	1,131	—	—

Net increase	2,224	$22,408	10,204	$100,000

Class R3 shares

Sold	53,835	$540,250	109,920	$1,027,521
Distributions reinvested	16,808	162,700	4,195	37,590
Repurchased	(55,735)	(563,749)	(82,650)	(749,409)

Net increase	14,908	$139,201	31,465	$315,702

Class R4 shares

Sold	11,546	$116,158	49,874	$447,563
Distributions reinvested	3,108	30,020	1,445	12,932
Repurchased	(3,782)	(38,155)	(61,619)	(587,142)

Net increase (decrease)	10,872	$108,023	(10,300)	($126,647)

Class R5 shares

Sold	352,400	$3,446,144	501,508	$4,746,602
Distributions reinvested	42,464	410,631	5,508	49,295
Repurchased	(14,618)	(147,249)	(39,722)	(376,035)

Net increase	380,246	$3,709,526	467,294	$4,419,862

Class R6 shares

Sold	81,643	$825,139	10,870	$100,000
Distributions reinvested	4,633	44,751	—	—
Repurchased	(6,453)	(64,407)	—	—

Net increase	79,823	$805,483	10,870	$100,000

Class 1 shares

Sold	5,006,661	$50,427,487	11,563,588	$108,474,778
Distributions reinvested	5,202,908	50,312,120	1,693,638	15,141,121
Repurchased	(3,899,708)	(38,864,903)	(4,599,245)	(43,300,121)

Net increase	6,309,861	$61,874,704	8,657,981	$80,315,778

Net increase	7,443,456	$73,067,242	9,960,028	$92,606,571

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Retirement Living through 2025 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,269,952	$12,874,631	1,659,304	$15,796,148
Distributions reinvested	209,375	2,051,879	56,235	508,364
Repurchased	(594,813)	(6,014,632)	(652,249)	(6,183,969)

Net increase	884,514	$8,911,878	1,063,290	$10,120,543

Class R1 shares

Sold	86,430	$871,658	120,649	$1,134,038
Distributions reinvested	12,538	122,497	4,117	37,140
Repurchased	(34,718)	(348,889)	(96,407)	(925,306)

Net increase	64,250	$645,266	28,359	$245,872

Semiannual report | Retirement Living Portfolios	61

Retirement Living through 2025 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class R2 shares

Sold	9,176	$92,953	10,194	$100,000
Distributions reinvested	448	4,374	—	—

Net increase	9,624	$97,327	10,194	$100,000

Class R3 shares

Sold	52,479	$532,067	110,988	$1,021,547
Distributions reinvested	16,310	159,507	6,122	55,224
Repurchased	(56,481)	(573,675)	(79,571)	(725,727)

Net increase	12,308	$117,899	37,539	$351,044

Class R4 shares

Sold	15,101	$153,249	71,610	$690,573
Distributions reinvested	7,637	74,618	2,252	20,317
Repurchased	(9,667)	(98,334)	(44,272)	(421,414)

Net increase	13,071	$129,533	29,590	$289,476

Class R5 shares

Sold	65,922	$665,628	562,858	$5,370,430
Distributions reinvested	46,878	457,527	9,671	87,037
Repurchased	(46,768)	(467,316)	(56,235)	(530,368)

Net increase	66,032	$655,839	516,294	$4,927,099

Class R6 shares

Sold	91,737	$928,979	10,799	$100,000
Distributions reinvested	4,642	45,310	—	—
Repurchased	(2,901)	(29,226)	—	—

Net increase	93,478	$945,063	10,799	$100,000

Class 1 shares

Sold	5,256,805	$53,198,325	13,734,031	$129,829,980
Distributions reinvested	5,322,051	51,943,221	2,205,530	19,849,769
Repurchased	(4,937,576)	(49,627,317)	(5,236,986)	(49,320,953)
Net increase	5,641,280	$55,514,229	10,702,575	$100,358,796

Net increase	6,784,557	$67,017,034	12,398,640	$116,492,830

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Retirement Living through 2020 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	924,635	$9,435,983	1,816,717	$17,301,968
Distributions reinvested	205,987	2,028,972	73,980	676,912
Repurchased	(474,601)	(4,831,912)	(1,202,901)	(11,439,894)

Net increase	656,021	$6,633,043	687,796	$6,538,986

Class R1 shares

Sold	129,784	$1,312,161	122,914	$1,164,012
Distributions reinvested	13,294	130,680	4,460	40,767
Repurchased	(98,653)	(1,001,292)	(102,548)	(980,889)

Net increase	44,425	$441,549	24,826	$223,890

Class R2 shares

Sold	191	$1,952	10,142	$100,000
Distributions reinvested	10	97	—	—

Net increase	201	$2,049	10,142	$100,000

Class R3 shares

Sold	46,020	$467,815	151,817	$1,455,961
Distributions reinvested	21,411	210,687	8,603	78,636
Repurchased	(66,022)	(671,008)	(119,750)	(1,110,360)

Net increase	1,409	$7,494	40,670	$424,237

62	Retirement Living Portfolios | Semiannual report

Retirement Living through 2020 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	4,582	$46,544	39,868	$360,241
Distributions reinvested	3,780	37,079	2,011	18,339
Repurchased	(12,419)	(124,340)	(11,740)	(113,103)

Net increase (decrease)	(4,057)	($40,717)	30,139	$265,477

Class R5 shares

Sold	400,695	$3,999,866	992,821	$9,554,786
Distributions reinvested	58,549	575,532	13,632	124,598
Repurchased	(88,482)	(893,380)	(327,187)	(3,180,807)

Net increase	370,762	$3,682,018	679,266	$6,498,577

Class R6 shares

Sold	45,452	$464,672	10,638	$100,000
Distributions reinvested	1,878	18,444	—	—
Repurchased	(6,845)	(69,821)	—	—

Net increase	40,485	$413,295	10,638	$100,000

Class 1 shares

Sold	4,385,392	$44,692,649	10,782,290	$103,207,930
Distributions reinvested	5,049,469	49,636,282	2,446,473	22,336,298
Repurchased	(4,810,361)	(48,863,789)	(6,092,785)	(58,257,306)

Net increase	4,624,500	$45,465,142	7,135,978	$67,286,922

Net increase	5,733,746	$56,603,873	8,619,455	$81,438,089

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Retirement Living through 2015 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,045,945	$10,596,755	1,530,889	$14,614,195
Distributions reinvested	129,698	1,284,014	71,758	655,155
Repurchased	(643,501)	(6,504,270)	(919,740)	(8,759,611)

Net increase	532,142	$5,376,499	682,907	$6,509,739

Class R1 shares

Sold	36,162	$366,305	73,771	$696,426
Distributions reinvested	5,161	51,042	4,435	40,490
Repurchased	(27,119)	(273,446)	(116,953)	(1,116,817)

Net increase (decrease)	14,204	$143,901	(38,747)	($379,901)

Class R2 shares

Sold	385	$3,913	10,246	$100,000
Distributions reinvested	15	148	—	—

Net increase	400	$4,061	10,246	$100,000

Class R3 shares

Sold	73,524	$746,890	309,839	$2,900,606
Distributions reinvested	21,197	209,429	13,363	121,870
Repurchased	(94,560)	(957,142)	(85,429)	(814,964)

Net increase	161	($823)	237,773	$2,207,512

Class R4 shares

Sold	879	$8,879	5,222	$49,167
Distributions reinvested	274	2,703	458	4,180
Repurchased	(855)	(8,692)	(15,661)	(149,808)

Net increase (decrease)	298	$2,890	(9,981)	($96,461)

Semiannual report | Retirement Living Portfolios	63

Retirement Living through 2015 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	56,020	$566,721	538,998	$5,201,940
Distributions reinvested	22,829	225,554	5,783	52,745
Repurchased	(59,443)	(602,405)	(161,022)	(1,557,590)

Net increase	19,406	$189,870	383,759	$3,697,095

Class R6 shares

Sold	55,685	$567,238	10,638	$100,000
Distributions reinvested	2,215	21,882	—	—
Repurchased	(34,214)	(343,657)	—	—

Net increase	23,686	$245,463	10,638	$100,000

Class 1 shares

Sold	2,195,908	$22,289,535	6,647,262	$63,603,050
Distributions reinvested	2,441,139	24,118,454	1,908,726	17,407,578
Repurchased	(4,714,208)	(47,741,857)	(6,913,558)	(65,836,954)

Net increase (decrease)	(77,161)	($1,333,868)	1,642,430	$15,173,674

Net increase	513,136	$4,627,993	2,919,025	$27,311,658

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Retirement Living through 2010 Portfolio

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,100,698	$11,229,407	1,062,521	$10,335,415
Distributions reinvested	241,006	2,306,430	59,176	550,333
Repurchased	(449,515)	(4,555,997)	(739,593)	(7,173,550)

Net increase	892,189	$8,979,840	382,104	$3,712,198

Class R1 shares

Sold	6,608	$66,158	14,909	$144,106
Distributions reinvested	3,144	30,022	1,117	10,364
Repurchased	(5,505)	(55,487)	(13,626)	(132,055)

Net increase	4,247	$40,693	2,400	$22,415

Class R2 shares

Sold	3	$32	10,132	$100,000
Distributions reinvested	—	—	—	—
Repurchased	—	—	—	—

Net increase	3	$32	10,132	$100,000

Class R3 shares

Sold	28,699	$290,807	32,181	$310,396
Distributions reinvested	13,062	124,748	7,142	66,349
Repurchased	(71,490)	(719,855)	(94,020)	(913,905)

Net decrease	(29,729)	($304,300)	(54,697)	($537,160)

Class R4 shares

Sold	5,500	$55,567	15,506	$149,776
Distributions reinvested	3,895	37,204	1,145	10,633
Repurchased	(7,688)	(75,831)	(12,660)	(122,015)

Net increase	1,707	$16,940	3,991	$38,394

Class R5 shares

Sold	126,219	$1,214,361	311,144	$3,040,398
Distributions reinvested	38,481	367,492	11,440	106,159
Repurchased	(113,055)	(1,134,751)	(146,048)	(1,439,158)

Net increase	51,645	$447,102	176,536	$1,707,399

64	Retirement Living Portfolios | Semiannual report

Retirement Living through 2010 Portfolio continued

	Six months ended 2-28-13			Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	—	—	10,417	$100,000

Net increase	—	—	10,417	$100,000

Class 1 shares

Sold	1,660,736	$16,667,214	3,684,439	$35,792,377
Distributions reinvested	3,468,285	33,156,802	1,597,003	14,836,157
Repurchased	(5,203,029)	(52,532,745)	(10,063,974)	(97,962,470)

Net decrease	(74,008)	($2,708,729)	(4,782,532)	($47,333,936)

Net increase (decrease)	846,054	$6,471,578	(4,251,649)	($42,190,690)

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Affiliates of the Trust owned shares of beneficial interest of the following Portfolios on February 28, 2013.

Portfolio	Class	% by Class

Retirement Living through 2050	A	9%
Retirement Living through 2050	R1	77%
Retirement Living through 2050	R2	75%
Retirement Living through 2050	R3	100%
Retirement Living through 2050	R4	100%
Retirement Living through 2050	R5	11%
Retirement Living through 2050	R6	56%
Retirement Living through 2045	R2	100%
Retirement Living through 2045	R6	19%
Retirement Living through 2040	R2	81%
Retirement Living through 2040	R6	20%
Retirement Living through 2035	R2	100%
Retirement Living through 2035	R6	13%
Retirement Living through 2030	R2	82%
Retirement Living through 2030	R6	12%
Retirement Living through 2025	R2	51%
Retirement Living through 2025	R6	10%
Retirement Living through 2020	R2	98%
Retirement Living through 2020	R6	21%
Retirement Living through 2015	R2	96%
Retirement Living through 2015	R6	31%
Retirement Living through 2010	R2	100%
Retirement Living through 2010	R6	100%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2013:

Portfolio	Purchase	Sales

Retirement Living through 2050	$37,319,475	$5,712,060
Retirement Living through 2045	49,726,796	23,143,519
Retirement Living through 2040	61,423,311	24,529,818
Retirement Living through 2035	83,387,236	39,408,011
Retirement Living through 2030	94,396,624	54,623,899
Retirement Living through 2025	121,362,468	85,653,406
Retirement Living through 2020	117,124,788	90,826,346
Retirement Living through 2015	61,100,355	67,558,716
Retirement Living through 2010	42,592,184	61,624,232

Semiannual report | Retirement Living Portfolios	65

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2013, the following Portfolios held 5% or more of an underlying Funds’ net assets:

Portfolio	Affiliated Series NAV	Portfolio’s Net Assets

Retirement Living through 2045	John Hancock Funds II Strategic Equity Allocation	5.91%
Retirement Living through 2040	John Hancock Funds II Strategic Equity Allocation	6.02%
Retirement Living through 2035	John Hancock Funds II Strategic Equity Allocation	7.64%
Retirement Living through 2030	John Hancock Funds II Strategic Equity Allocation	8.89%
Retirement Living through 2025	John Hancock Funds II Strategic Equity Allocation	9.12%
Retirement Living through 2020	John Hancock Funds II Strategic Equity Allocation	7.03%

66	Retirement Living Portfolios | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Retirement Living Portfolios, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Retirement Living Portfolios	67

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*	John Hancock Asset Management a division of
William H. Cunningham	Manulife Asset Management (North America) Limited
Grace K. Fey	QS Investors, Inc. (subadvisor consultant)
Theron S. Hoffman*
Deborah C. Jackson	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Gregory A. Russo
Warren A. Thomson†	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Executive Vice President	K&L Gates LLP

Thomas M. Kinzler	Independent registered public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

68	Retirement Living Portfolios | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LCSA	2/13
MF135776		4/13

John Hancock
MUTUAL FUNDS

John Hancock
Retirement Choices Portfolios

Semiannual Report
2.28.13

Asset allocation

Retirement Choices at 2050 Portfolio

Affiliated Investment Companies*	68.2%

Equity	67.7%

Fixed Income	0.5%

Unaffiliated Investment Companies/	31.6%
Exchange Traded Funds

Fixed Income	17.5%

Equity	14.1%

Other Assets	0.2%

Retirement Choices at 2045 Portfolio

Affiliated Investment Companies*	68.1%

Equity	67.6%

Fixed Income	0.5%

Unaffiliated Investment Companies/	31.8%
Exchange Traded Funds

Fixed Income	17.6%

Equity	14.2%

Other Assets	0.1%

Retirement Choices at 2040 Portfolio

Affiliated Investment Companies*	67.6%

Equity	67.1%

Fixed Income	0.5%

Unaffiliated Investment Companies/	32.3%
Exchange Traded Funds

Fixed Income	18.4%

Equity	13.9%

Other Assets	0.1%

Retirement Choices at 2035 Portfolio

Affiliated Investment Companies*	64.9%

Equity	63.9%

Fixed Income	1.0%

Unaffiliated Investment Companies/	35.0%
Exchange Traded Funds

Equity	22.0%

Fixed Income	13.0%

Other Assets	0.1%

Retirement Choices at 2030 Portfolio

Affiliated Investment Companies*	58.2%

Equity	57.1%

Fixed Income	1.1%

Unaffiliated Investment Companies/	41.7%
Exchange Traded Funds

Equity	29.9%

Fixed Income	11.8%

Other Assets	0.1%

Retirement Choices at 2025 Portfolio

Affiliated Investment Companies*	46.6%

Equity	45.0%

Fixed Income	1.6%

Unaffiliated Investment Companies/	53.3%
Exchange Traded Funds

Fixed Income	43.3%

Equity	10.0%

Other Assets	0.1%

Retirement Choices at 2020 Portfolio

Affiliated Investment Companies*	30.9%

Equity	29.3%

Fixed Income	1.6%

Unaffiliated Investment Companies/	69.1%
Exchange Traded Funds

Fixed Income	62.4%

Equity	6.7%

Retirement Choices at 2015 Portfolio

Affiliated Investment Companies*	12.5%

Equity	10.4%

Fixed Income	2.1%

Unaffiliated Investment Companies/	87.4%
Exchange Traded Funds

Equity	3.6%

Fixed Income	83.8%

Other Assets	0.1%

Retirement Choices at 2010 Portfolio

Affiliated Investments Companies*	7.5%

Equity	5.5%

Fixed Income	2.0%

Unaffiliated Investments Companies/	92.2%
Exchange Traded Funds

Fixed Income	89.7%

Equity	2.5%

Other Assets	0.3%

* As a percentage of net assets on 2-28-13.

Semiannual report | Retirement Choices Portfolios	3

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2012 through February 28, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the Portfolios’ prospectuses for details regarding transaction costs.

4	Retirement Choices Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Choices at 2050 Portfolio

Class R1	Actual[3]	$1,000.00	$1,078.70	$5.07	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R2	Actual[3]	1,000.00	1,080.40	3.80	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,080.70	2.58	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Class R6	Actual[3]	1,000.00	1,082.60	1.27	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,082.00	1.55	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

Retirement Choices at 2045 Portfolio

Class R1	Actual[3]	$1,000.00	$1,079.10	$5.07	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R2	Actual[3]	1,000.00	1,080.80	3.81	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,082.30	2.58	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Class R6	Actual[3]	1,000.00	1,083.30	1.27	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,082.80	1.55	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

Retirement Choices at 2040 Portfolio

Class R1	Actual[3]	$1,000.00	$1,078.30	$5.07	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R2	Actual[3]	1,000.00	1,080.00	3.80	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,081.40	2.58	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Class R6	Actual[3]	1,000.00	1,082.50	1.27	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,082.90	1.55	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

Retirement Choices at 2035 Portfolio

Class R1	Actual[3]	$1,000.00	$1,075.30	$5.11	1.01%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

Class R2	Actual[3]	1,000.00	1,077.10	3.85	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual	1,000.00	1,078.60	2.63	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R6	Actual[3]	1,000.00	1,079.60	1.32	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%

Class 1	Actual	1,000.00	1,079.10	1.60	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%

Semiannual report | Retirement Choices Portfolios	5

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Choices at 2030 Portfolio

Class R1	Actual[3]	$1,000.00	$1,068.40	$5.25	1.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%

Class R2	Actual[3]	1,000.00	1,069.20	3.99	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Class R4	Actual	1,000.00	1,070.70	2.77	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%

Class R6	Actual[3]	1,000.00	1,071.70	1.46	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%

Class 1	Actual	1,000.00	1,072.70	1.75	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Retirement Choices at 2025 Portfolio

Class R1	Actual[3]	$1,000.00	$1,054.90	$5.46	1.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%

Class R2	Actual[3]	1,000.00	1,055.70	4.21	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R4	Actual	1,000.00	1,058.20	3.01	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R6	Actual[3]	1,000.00	1,059.10	1.71	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%

Class 1	Actual	1,000.00	1,058.60	1.99	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Retirement Choices at 2020 Portfolio

Class R1	Actual[3]	$1,000.00	$1,036.30	$5.76	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	5.71	1.16%

Class R2	Actual[3]	1,000.00	1,038.00	4.52	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.48	0.91%

Class R4	Actual	1,000.00	1,038.70	3.34	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%

Class R6	Actual[3]	1,000.00	1,040.40	2.04	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.02	0.41%

Class 1	Actual	1,000.00	1,039.90	2.33	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%

Retirement Choices at 2015 Portfolio

Class R1	Actual[3]	$1,000.00	$1,015.20	$6.09	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%

Class R2	Actual[3]	1,000.00	1,015.90	4.87	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

Class R4	Actual	1,000.00	1,017.50	3.70	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R6	Actual[3]	1,000.00	1,018.20	2.41	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%

Class 1	Actual	1,000.00	1,018.60	2.75	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%

6	Retirement Choices Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-12	2-28-13	9-1-12–2-28-13	Expense Ratio[2]
Retirement Choices at 2010 Portfolio

Class R1	Actual[3]	$1,000.00	$1,007.10	$6.21	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%

Class R2	Actual[3]	1,000.00	1,007.80	4.99	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

Class R4	Actual	1,000.00	1,009.40	3.84	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

Class R6	Actual[3]	1,000.00	1,011.00	2.55	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

Class 1	Actual	1,000.00	1,010.50	2.84	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.86	0.57%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Period	Choices	Choices	Choices	Choices	Choices	Choices	Choices	Choices	Choices
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
2-28-13	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%	0.11%–0.63%

3 The inception date for Class R1, Class R2 and Class R6 shares is September 4, 2012. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (178), and divided by 365 (to reflect the period).

Semiannual report | Retirement Choices Portfolios	7

Portfolios’ investments

Retirement Choices at 2050 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 68.2%

EQUITY 67.7%

John Hancock Funds II (G) 67.7%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	10,108,571	$112,205,137

FIXED INCOME 0.5%

John Hancock Funds II (G) 0.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	82,808	828,082

UNAFFILIATED INVESTMENT COMPANIES — 31.6%

EXCHANGE TRADED FUNDS 31.6%

iShares iBoxx Investment Grade
Corporate Bond Fund	20,623	2,481,566

SPDR Barclays Capital High Yield Bond ETF	181,578	7,422,909

Vanguard Dividend Appreciation ETF	109,443	6,993,408

Vanguard Energy ETF	18,642	2,065,720

Vanguard Long-Term Bond ETF	62,998	5,824,795

Vanguard Long-Term Corporate Bond ETF	73,102	6,616,462

Vanguard Materials ETF	23,985	2,070,625

Vanguard MSCI Emerging Markets ETF	207,202	9,009,143

Vanguard REIT ETF	47,637	3,291,240

Vanguard Total Bond Market ETF	78,959	6,612,816

Total investments
(Cost $155,426,968) 99.8%		$165,421,903

Other assets and liabilities, net 0.2%		267,749

TOTAL NET ASSETS 100.0%		$165,689,652

Percentages are based upon net assets.

Retirement Choices at 2045 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 68.1%

EQUITY 67.6%

John Hancock Funds II (G) 67.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	16,821,072	$186,713,903

FIXED INCOME 0.5%

John Hancock Funds II (G) 0.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	138,261	1,382,612

UNAFFILIATED INVESTMENT COMPANIES — 31.8%

UNAFFILIATED INVESTMENT COMPANIES 31.8%

iShares iBoxx Investment Grade
Corporate Bond Fund	57,840	6,959,887

SPDR Barclays Capital High Yield Bond ETF	304,376	12,442,891

Vanguard Dividend Appreciation ETF	183,062	11,697,662

Retirement Choices at 2045 Portfolio
(continued)

	Shares	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)

Vanguard Energy ETF	31,236	$3,461,261

Vanguard Intermediate-Term Bond ETF	15,832	1,392,108

Vanguard Long-Term Bond ETF	75,915	7,019,101

Vanguard Long-Term Corporate Bond ETF	92,514	8,373,442

Vanguard Materials ETF	40,188	3,469,430

Vanguard MSCI Emerging Markets ETF	346,057	15,046,558

Vanguard REIT ETF	79,561	5,496,869

Vanguard Total Bond Market ETF	149,225	12,497,594

Total investments
(Cost $257,965,790) 99.9%		$275,953,318

Other assets and liabilities, net 0.1%		204,609

TOTAL NET ASSETS 100.0%		$276,157,927

Percentages are based upon net assets.

Retirement Choices at 2040 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 67.6%

EQUITY 67.1%

John Hancock Funds II (G) 67.1%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	22,667,201	$251,605,932

FIXED INCOME 0.5%

John Hancock Funds II (G) 0.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	192,588	1,925,884

UNAFFILIATED INVESTMENT COMPANIES — 32.3%

EXCHANGE TRADED FUNDS 32.3%

iShares iBoxx Investment Grade
Corporate Bond Fund	119,884	14,425,643

SPDR Barclays Capital High Yield Bond ETF	376,023	15,371,820

Vanguard Dividend Appreciation ETF	247,724	15,829,564

Vanguard Energy ETF	41,995	4,653,466

Vanguard FTSE Emerging Markets ETF	446,942	19,433,038

Vanguard Intermediate-Term Bond ETF	43,782	3,849,751

Vanguard Intermediate-Term Corporate Bond ETF	22,001	1,919,807

Vanguard Long-Term Bond ETF	83,238	7,696,185

Vanguard Long-Term Corporate Bond ETF	74,043	6,701,632

Vanguard Materials ETF	54,199	4,679,000

Vanguard REIT ETF	107,605	7,434,429

Vanguard Total Bond Market ETF	229,767	19,242,986

Total investments
(Cost $350,104,662) 99.9%		$374,769,137

Other assets and liabilities, net 0.1%		334,669

TOTAL NET ASSETS 100.0%		$375,103,806

Percentages are based upon net assets.

See notes to financial statements

8	Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2035 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 64.9%

EQUITY 63.9%

John Hancock Funds II (G) 63.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	31,284,762	$347,260,862

FIXED INCOME 1.0%

John Hancock Funds II (G) 1.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	568,089	5,680,892

UNAFFILIATED INVESTMENT COMPANIES — 35.0%

EXCHANGE TRADED FUNDS 35.0%

iShares iBoxx Investment Grade
Corporate Bond Fund	236,147	28,415,569

SPDR Barclays Capital High Yield Bond ETF	485,453	19,845,319

Vanguard Dividend Appreciation ETF	335,187	21,418,449

Vanguard Energy ETF	60,556	6,710,210

Vanguard FTSE Emerging Markets ETF	611,941	26,607,195

Vanguard Intermediate-Term Bond ETF	161,690	14,217,402

Vanguard Intermediate-Term Corporate Bond ETF	130,047	11,347,901

Vanguard Long-Term Bond ETF	30,748	2,842,960

Vanguard Long-Term Corporate Bond ETF	93,622	8,473,727

Vanguard Materials ETF	77,695	6,707,409

Vanguard REIT ETF	134,885	9,319,205

Vanguard Total Bond Market ETF	407,303	34,111,626

Total investments
(Cost $508,361,394) 99.9%		$542,958,726

Other assets and liabilities, net 0.1%		451,909

TOTAL NET ASSETS 100.0%		$543,410,635

Percentages are based upon net assets.

Retirement Choices at 2030 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 58.2%

EQUITY 57.1%

John Hancock Funds II (G) 57.1%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	35,881,346	$398,282,938

FIXED INCOME 1.1%

John Hancock Funds II (G) 1.1%

Short Term Government Income, Class NAV
(John Hancock1) (A)	746,089	7,460,885

UNAFFILIATED INVESTMENT COMPANIES — 41.7%

EXCHANGE TRADED FUNDS 41.7%

iShares iBoxx Investment Grade
Corporate Bond Fund	433,088	52,113,479

SPDR Barclays Capital High Yield Bond ETF	547,478	22,380,902

Vanguard Dividend Appreciation ETF	421,883	26,958,324

Vanguard Energy ETF	76,172	8,440,619

Vanguard FTSE Emerging Markets ETF	693,015	30,132,292

Retirement Choices at 2030 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Intermediate-Term Bond ETF	424,004	$37,282,672

Vanguard Intermediate-Term Corporate Bond ETF	341,424	29,792,658

Vanguard Materials ETF	78,362	6,764,991

Vanguard REIT ETF	146,048	10,090,456

Vanguard Short-Term Corporate Bond ETF	92,635	7,440,443

Vanguard Total Bond Market ETF	712,707	59,689,211

Total investments
(Cost $657,015,592) 99.9%		$696,829,870

Other assets and liabilities, net 0.1%		872,026

TOTAL NET ASSETS 100.0%		$697,701,896

Percentages are based upon net assets.

Retirement Choices at 2025 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 46.6%

EQUITY 45.0%

John Hancock Funds II (G) 45.0%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	32,726,106	$363,259,783

FIXED INCOME 1.6%

John Hancock Funds II (G) 1.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,329,673	13,296,729

UNAFFILIATED INVESTMENT COMPANIES — 53.3%

EXCHANGE TRADED FUNDS 53.3%

iShares iBoxx Investment Grade
Corporate Bond Fund	552,770	66,514,814

SPDR Barclays Capital High Yield Bond ETF	541,652	22,142,734

SPDR Barclays Capital Short-Term
Corporate Bond ETF	575,118	17,702,132

Vanguard Dividend Appreciation ETF	469,988	30,032,233

Vanguard Energy ETF	68,047	7,540,288

Vanguard FTSE Emerging Markets ETF	599,737	26,076,565

Vanguard Intermediate-Term Bond ETF	606,127	53,296,747

Vanguard Intermediate-Term Corporate Bond ETF	507,921	44,321,186

Vanguard Materials ETF	65,510	5,655,478

Vanguard REIT ETF	162,202	11,206,536

Vanguard Short-Term Bond ETF	273,372	22,159,534

Vanguard Short-Term Corporate Bond ETF	220,140	17,681,645

Vanguard Total Bond Market ETF	1,272,611	106,581,171

Total investments
(Cost $768,609,865) 99.9%		$807,467,573

Other assets and liabilities, net 0.1%		670,733

TOTAL NET ASSETS 100.0%		$808,138,306

Percentages are based upon net assets.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	9

Retirement Choices at 2020 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 30.9%

EQUITY 29.3%

John Hancock Funds II (G) 29.3%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	17,965,778	$199,420,135

FIXED INCOME 1.6%

John Hancock Funds II (G) 1.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,086,423	10,864,232

UNAFFILIATED INVESTMENT COMPANIES — 69.1%

EXCHANGE TRADED FUNDS 69.1%

iShares Barclays TIPS Bond Fund	60,189	7,283,471

iShares iBoxx Investment Grade
Corporate Bond Fund	513,961	61,844,927

SPDR Barclays Capital High Yield Bond ETF	354,401	14,487,913

SPDR Barclays Capital Short-Term
Corporate Bond ETF	1,293,367	39,809,836

Vanguard Dividend Appreciation ETF	311,877	19,928,940

Vanguard Energy ETF	27,787	3,079,077

Vanguard Intermediate-Term Bond ETF	497,208	43,719,499

Vanguard Intermediate-Term Corporate Bond ETF	457,352	39,908,536

Vanguard Materials ETF	35,733	3,084,830

Vanguard MSCI Emerging Markets ETF	314,887	13,691,287

Vanguard REIT ETF	88,374	6,105,760

Vanguard Short-Term Bond ETF	581,139	47,107,127

Vanguard Short-Term Corporate Bond ETF	494,792	39,741,693

Vanguard Total Bond Market ETF	1,562,065	130,822,945

Total investments
(Cost $658,608,175) 100.0%		$680,900,208

Other assets and liabilities, net 0.0%		183,855

TOTAL NET ASSETS 100.0%		$681,084,063

Percentages are based upon net assets.

Retirement Choices at 2015 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 12.5%

EQUITY 10.4%

John Hancock Funds II (G) 10.4%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	3,711,573	$41,198,455

FIXED INCOME 2.1%

John Hancock Funds II (G) 2.1%

Short Term Government Income, Class NAV
(John Hancock1) (A)	831,296	8,312,958

UNAFFILIATED INVESTMENT COMPANIES — 87.4%

EXCHANGE TRADED FUNDS 87.4%

iShares Barclays TIPS Bond Fund	60,206	7,285,528

iShares iBoxx Investment Grade
Corporate Bond Fund	258,985	31,163,665

SPDR Barclays Capital High Yield Bond ETF	152,118	6,218,584

Retirement Choices at 2015 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

SPDR Barclays Capital Short-Term
Corporate Bond ETF	1,346,286	$41,438,683

Vanguard Dividend Appreciation ETF	119,151	7,613,749

Vanguard Energy ETF	6,881	762,484

Vanguard FTSE Emerging Markets ETF	82,890	3,604,057

Vanguard Intermediate-Term Bond ETF	189,150	16,631,960

Vanguard Intermediate-Term Corporate Bond ETF	297,139	25,928,349

Vanguard Materials ETF	8,828	762,121

Vanguard REIT ETF	21,990	1,519,289

Vanguard Short-Term Bond ETF	717,573	58,166,467

Vanguard Short-Term Corporate Bond ETF	515,929	41,439,417

Vanguard Total Bond Market ETF	1,240,813	103,918,089

Total investments
(Cost $390,293,323) 99.9%		$395,963,855

Other assets and liabilities, net 0.1%		416,435

TOTAL NET ASSETS 100.0%		$396,380,290

Percentages are based upon net assets.

See notes to financial statements

10	Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2010 Portfolio
As of 2-28-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 7.5%

EQUITY 5.5%

John Hancock Funds II (G) 5.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	1,272,711	$14,127,093

FIXED INCOME 2.0%

John Hancock Funds II (G) 2.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	514,104	5,141,039

UNAFFILIATED INVESTMENT COMPANIES — 92.2%

EXCHANGE TRADED FUNDS 92.2%

iShares Barclays TIPS Bond Fund	53,064	6,421,275

iShares iBoxx Investment Grade
Corporate Bond Fund	74,569	8,972,888

SPDR Barclays Capital High Yield Bond ETF	62,569	2,557,821

SPDR Barclays Capital Short-Term
Corporate Bond ETF	1,372,942	42,259,155

Vanguard Dividend Appreciation ETF	70,337	4,494,534

Vanguard Energy ETF	5,779	640,371

Vanguard FTSE Emerging Markets ETF	15,128	657,765

Vanguard Intermediate-Term Corporate Bond ETF	87,999	7,678,793

Vanguard REIT ETF	9,255	639,428

Vanguard Short-Term Bond ETF	601,082	48,723,707

Vanguard Short-Term Corporate Bond ETF	525,238	42,187,116

Vanguard Total Bond Market ETF	857,438	71,810,433

Total investments
(Cost $253,913,620) 99.7%		$256,311,418

Other assets and liabilities, net 0.3%		764,006

TOTAL NET ASSETS 100.0%		$257,075,424

Percentages are based upon net assets.

Footnote Legend:
ETF	Exchange Traded Funds
SPDR	Standard & Poor’s Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The Portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock
Asset Management.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 2-28-13 (Unaudited)

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in unaffiliated issuers, at value	$52,388,684	$87,856,804	$121,237,321	$190,016,972
Investments in affiliated funds, at value	113,033,219	188,096,515	253,531,816	352,941,754
Total investments, at value	165,421,903	275,953,319	374,769,137	542,958,726
Cash	98,823	79,857	—	—
Receivable for investments sold	—	—	814,286	1,149,567
Receivable for fund shares sold	837,421	487,215	746,148	900,349
Dividends and interest receivable	28,241	38,862	39,897	75,389
Receivable due from advisor	10,551	9,769	10,044	9,712
Other assets	39,321	41,399	42,264	43,044
Total assets	166,436,260	276,610,421	376,421,776	545,136,787

Liabilities

Due to custodian	—	—	743,048	1,095,576
Payable for investments purchased	719,948	423,750	543,693	594,748
Payable to affiliates
Accounting and legal services fees	3,469	5,873	8,004	11,734
Transfer agent fees	19	19	19	19
Trustees’ fees	63	108	145	209
Other liabilities and accrued expenses	23,109	22,744	23,061	23,866
Total liabilities	746,608	452,494	1,317,970	1,726,152

Net assets	165,689,652	276,157,927	375,103,806	543,410,635

Net assets consist of

Paid-in capital	$155,555,523	$257,930,681	$350,154,590	$508,344,737
Undistributed net investment income	31,776	45,285	48,220	106,545
Accumulated undistributed net realized gain (loss) on investments	107,418	194,432	236,521	362,021
Net unrealized appreciation (depreciation) on investments	9,994,935	17,987,529	24,664,475	34,597,332
Net assets	$165,689,652	$276,157,927	$375,103,806	$543,410,635
Investments in unaffiliated issuers, at cost	$51,013,797	$85,328,836	$117,703,139	$185,075,975
Investments in affiliated funds, at cost	$104,413,171	$172,636,954	$232,401,523	$323,285,419

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1: Net assets	$105,390	$105,262	$105,006	$104,801
Shares outstanding	9,970	8,889	8,889	8,881
Net asset value, offering and redemption price per share	$10.57	$11.84	$11.81	$11.80
Class R2: Net assets	$105,260	$105,132	$104,877	$104,671
Shares outstanding	9,970	8,889	8,889	8,881
Net asset value, offering and redemption price per share	$10.56	$11.83	$11.80	$11.79
Class R4: Net assets	$105,745	$105,481	$105,307	$105,138
Shares outstanding	10,000	8,905	8,905	8,905
Net asset value, offering and redemption price per share	$10.57	$11.85	$11.83	$11.81
Class R6: Net assets	$105,000	$104,872	$104,617	$104,412
Shares outstanding	9,970	8,889	8,889	8,881
Net asset value, offering and redemption price per share	$10.53	$11.80	$11.77	$11.76
Class 1: Net assets	$165,268,257	$275,737,180	$374,683,999	$542,991,613
Shares outstanding	15,690,687	23,370,721	31,815,638	46,191,209
Net asset value, offering and redemption price per share	$10.53	$11.80	$11.78	$11.76

See notes to financial statements

12	Retirement Choices Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 2-28-13 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in unaffiliated issuers, at value	$291,086,047	$430,911,064	$470,615,841	$346,452,442	$237,043,285
Investments in affiliated funds, at value	405,743,823	376,556,509	210,284,367	49,511,413	19,268,133
Total investments, at value	696,829,870	807,467,573	680,900,208	395,963,855	256,311,418
Cash	—	—	268,265	—	—
Receivable for investments sold	953,686	768,645	81,749	463,589	1,824,818
Receivable for fund shares sold	3,470,397	1,293,192	518	314,996	710,660
Dividends and interest receivable	103,909	157,367	172,490	132,805	84,131
Receivable due from advisor	10,161	182	9,529	8,225	8,552
Other assets	42,659	42,071	42,093	43,068	40,324
Total assets	701,410,682	809,729,030	681,474,852	396,926,538	258,979,903

Liabilities

Due to custodian	813,709	531,212	—	438,528	784,439
Payable for investments purchased	2,854,100	1,015,410	349,838	75,629	1,090,340
Payable to affiliates
Accounting and legal services fees	14,981	17,460	14,912	8,807	5,859
Transfer agent fees	19	19	19	19	18
Trustees’ fees	270	314	259	142	97
Other liabilities and accrued expenses	25,707	26,309	25,761	23,123	23,726
Total liabilities	3,708,786	1,590,724	390,789	546,248	1,904,479

Net assets	697,701,896	808,138,306	681,084,063	396,380,290	257,075,424

Net assets consist of

Paid-in capital	$656,983,165	$767,776,876	$657,052,328	$389,200,568	$254,187,192
Undistributed net investment income	215,308	387,043	471,990	353,310	193,536
Accumulated undistributed net realized gain (loss)
on investments	689,145	1,116,679	1,267,712	1,155,880	296,898
Net unrealized appreciation (depreciation)
on investments	39,814,278	38,857,708	22,292,033	5,670,532	2,397,798
Net assets	$697,701,896	$808,138,306	$681,084,063	$396,380,290	$257,075,424
Investments in unaffiliated issuers, at cost	$285,184,793	$424,929,113	$466,813,712	$344,885,764	$235,975,020
Investments in affiliated funds, at cost	$371,830,799	$343,680,752	$191,794,463	$45,407,559	$17,938,600

Net asset value per share

The Portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.
Class R1: Net assets	$104,137	$102,829	$101,335	$99,253	$98,478
Shares outstanding	8,881	8,857	8,850	8,881	8,921
Net asset value, offering and redemption price per share	$11.73	$11.61	$11.45	$11.18	$11.04
Class R2: Net assets	$104,008	$102,701	$101,207	$99,126	$98,349
Shares outstanding	8,881	8,857.4	8,850	8,881	8,921
Net asset value, offering and redemption price per share	$11.71	$11.59[1]	$11.44	$11.16	$11.02
Class R4: Net assets	$104,666	$103,804	$102,736	$101,081	$100,391
Shares outstanding	8,921	8,944.5	8,985	9,066	9,124
Net asset value, offering and redemption price per share	$11.73	$11.61[1]	$11.43	$11.15	$11.00
Class R6: Net assets	$103,749	$102,443	$100,952	$116,237	$98,094
Shares outstanding	8,881	8,857	8,850	10,440	8,921
Net asset value, offering and redemption price per share	$11.68	$11.57	$11.41	$11.13	$11.00
Class 1: Net assets	$697,285,336	$807,726,529	$680,677,833	$395,964,593	$256,680,112
Shares outstanding	59,667,591	69,827,862	59,681,004	35,547,906	23,340,788
Net asset value, offering and redemption price per share	$11.69	$11.57	$11.41	$11.14	$11.00

1 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 28, 2013.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	13

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-13 (Unaudited)

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Dividends	$787,549	$1,379,964	$1,848,165	$2,853,128
Income distributions received from affiliated underlying funds	1,054,305	1,852,502	2,520,221	3,564,793

Total investment income	1,841,854	3,232,466	4,368,386	6,417,921

Expenses

Investment management fees	122,423	216,875	298,661	466,421
Class R1 distribution and service fees	249	249	249	249
Class R2 distribution and service fees	125	125	124	124
Class R4 distribution and service fees	128	128	128	128
Class 1 distribution and service fees	30,147	53,421	72,952	108,126
Transfer agent fees	54	54	54	54
Accounting and legal services fees	8,409	14,879	20,308	30,087
State registration fees	30,960	30,960	30,960	30,960
Professional fees	21,986	23,488	24,517	26,242
Printing and postage	219	219	167	219
Custodian fees	5,973	5,973	5,973	5,973
Trustees’ fees	719	1,310	1,783	2,643
Registration and filing fees	15,260	18,438	19,137	18,720
Other	1,605	1,544	1,971	1,689

Total expenses before reductions and
amounts recaptured	238,257	367,663	476,984	691,635

Net expense reductions and amounts recaptured	(54,548)	(43,083)	(31,188)	(8,112)
Total expenses	183,709	324,580	445,796	683,523

Net investment income	1,658,145	2,907,886	3,922,590	5,734,398

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(8,186)	(3,146)	(31,591)	(42,056)
Investments in affiliated underlying funds	(6,226)	—	(20,394)	(69,706)
Capital gain distributions received from unaffiliated
underlying funds	69,597	116,103	177,139	319,147
Capital gain distributions received from affiliated
underlying funds	52,532	92,291	125,544	176,651
	107,717	205,248	250,698	384,036
Change in net unrealized appreciation
(depreciation) of

Investments in unaffiliated issuers	888,055	1,720,940	2,369,502	3,309,504
Investments in affiliated underlying funds	7,249,650	12,764,731	17,306,395	24,416,187
	8,137,705	14,485,671	19,675,897	27,725,691

Net realized and unrealized gain	8,245,422	14,690,919	19,926,595	28,109,727

Increase in net assets from operations	$9,903,567	$17,598,805	$23,849,185	$33,844,125

See notes to financial statements

14	Retirement Choices Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-13 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Dividends	$3,991,955	$5,400,445	$5,423,963	$3,803,775	$2,403,606
Income distributions received from affiliated
underlying funds	4,019,634	3,731,541	2,125,559	495,600	188,409

Total investment income	8,011,589	9,131,986	7,549,522	4,299,375	2,592,015

Expenses

Investment management fees	672,341	948,460	1,018,723	763,244	542,882
Class R1 distribution and service fees	248	247	245	243	241
Class R2 distribution and service fees	124	123	122	121	121
Class R4 distribution and service fees	128	128	127	127	126
Class 1 distribution and service fees	137,255	160,903	139,581	85,143	56,959
Transfer agent fees	54	54	54	54	53
Accounting and legal services fees	38,185	44,759	38,831	23,698	15,862
State registration fees	30,960	30,960	30,960	30,960	30,960
Professional fees	27,553	28,512	26,736	23,998	22,707
Printing and postage	167	219	219	300	219
Custodian fees	5,973	5,973	5,973	5,973	5,973
Trustees’ fees	3,354	3,960	3,438	2,126	1,432
Registration and filing fees	19,650	20,120	19,529	17,781	17,737
Other	1,814	1,882	2,015	1,739	2,397

Total expenses before reductions and
amounts recaptured	937,806	1,246,300	1,286,553	955,507	697,669

Net expense reductions and amounts recaptured	9,934	24,325	12,371	(21,079)	(39,223)
Total expenses	947,740	1,270,625	1,298,924	934,428	658,446

Net investment income	7,063,849	7,861,361	6,250,598	3,364,947	1,933,569

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(26,731)	(53,921)	(898)	53,676	(32,471)
Investments in affiliated underlying funds	(127,349)	(74,901)	80,230	453,999	53,027
Capital gain distributions received from unaffiliated
underlying funds	680,387	1,085,464	1,111,746	725,565	350,260
Capital gain distributions received from affiliated
underlying funds	198,986	182,867	103,115	22,200	7,740
	725,293	1,139,509	1,294,193	1,255,440	378,556

Change in net unrealized appreciation
(depreciation) of

Investments in unaffiliated issuers	3,287,082	2,163,341	(275,704)	(1,488,520)	(943,515)
Investments in affiliated underlying funds	28,017,500	26,285,948	14,915,799	3,055,995	1,035,867
	31,304,582	28,449,289	14,640,095	1,567,475	92,352
Net realized and unrealized gain	32,029,875	29,588,798	15,934,288	2,822,915	470,908

Increase in net assets from operations	$39,093,724	$37,450,159	$22,184,886	$6,187,862	$2,404,477

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2050 Portfolio		2045 Portfolio		2040 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$1,658,145	$481,994	$2,907,886	$1,260,596	$3,922,590	$1,638,045
Net realized gain	107,717	2,091,432	205,248	4,036,378	250,698	6,190,838
Change in net unrealized appreciation	8,137,705	2,226,219	14,485,671	5,528,199	19,675,897	7,013,044
(depreciation)
Increase in net assets resulting
from operations	9,903,567	4,799,645	17,598,805	10,825,173	23,849,185	14,841,927

Distributions to shareholders
From net investment income
Class R1	(704)	—	(718)	—	(690)	—
Class R2	(953)	—	(966)	—	(938)	—
Class R4	(1,205)	—	(1,216)	—	(1,189)	—
Class R6	(1,450)	—	(1,462)	—	(1,435)	—
Class 1	(1,739,140)	(364,911)	(3,084,330)	(1,082,884)	(4,171,623)	(1,382,561)
From net realized gain
Class R1	(1,678)	—	(1,831)	—	(2,039)	—
Class R2	(1,679)	—	(1,831)	—	(2,039)	—
Class R4	(1,684)	—	(1,834)	—	(2,043)	—
Class R6	(1,679)	—	(1,831)	—	(2,039)	—
Class 1	(2,085,011)	—	(3,998,955)	(6,555)	(6,140,597)	(7,079)

Total distributions	(3,835,183)	(364,911)	(7,094,974)	(1,089,439)	(10,324,632)	(1,389,640)
From Portfolio share transactions	72,987,219	71,608,225	96,787,215	115,237,157	134,568,149	163,992,873

Total increase	79,055,603	76,042,959	107,291,046	124,972,891	148,092,702	177,445,160

Net assets

Beginning of period	86,634,049	10,591,090	168,866,881	43,893,990	227,011,104	49,565,944

End of period	$165,689,652	$86,634,049	$276,157,927	$168,866,881	$375,103,806	$227,011,104

Undistributed net
investment income	$31,776	$117,083	$45,285	$226,091	$48,220	$301,505

See notes to financial statements

16	Retirement Choices Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2035 Portfolio		2030 Portfolio		2025 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$5,734,398	$2,399,575	$7,063,849	$3,200,605	$7,861,361	$4,387,613
Net realized gain	384,036	8,748,883	725,293	10,810,912	1,139,509	13,108,992
Change in net unrealized appreciation	27,725,691	9,783,407	31,304,582	11,754,461	28,449,289	13,510,202
(depreciation)
Increase in net assets resulting
from operations	33,844,125	20,931,865	39,093,724	25,765,978	37,450,159	31,006,807

Distributions to shareholders

From net investment income
Class R1	(680)	—	(663)	—	(638)	—
Class R2	(928)	—	(911)	—	(886)	—
Class R4	(1,180)	—	(1,165)	—	(1,144)	—
Class R6	(1,425)	—	(1,408)	—	(1,381)	—
Class 1	(6,144,114)	(1,968,873)	(7,697,524)	(2,508,938)	(8,925,728)	(3,251,166)
From net realized gain
Class R1	(1,949)	—	(1,901)	—	(1,947)	—
Class R2	(1,949)	—	(1,901)	—	(1,947)	—
Class R4	(1,953)	—	(1,910)	—	(1,966)	—
Class R6	(1,949)	—	(1,901)	—	(1,947)	—
Class 1	(8,702,838)	(17,433)	(10,781,268)	(18,163)	(13,043,468)	(51,414)

Total distributions	(14,858,965)	(1,986,306)	(18,490,552)	(2,527,101)	(21,981,052)	(3,302,580)
From Portfolio share transactions	179,675,373	251,013,044	244,419,195	318,160,960	273,124,357	369,149,343

Total increase	198,660,533	269,958,603	265,022,367	341,399,837	288,593,464	396,853,570

Net assets

Beginning of period	344,750,102	74,791,499	432,679,529	91,279,692	519,544,842	122,691,272

End of period	$543,410,635	$344,750,102	$697,701,896	$432,679,529	$808,138,306	$519,544,842

Undistributed net
investment income	$106,545	$520,474	$215,308	$853,130	$387,043	$1,455,459

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2020 Portfolio		2015 Portfolio		2010 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12	2-28-13 (Unaudited)	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$6,250,598	$4,080,416	$3,364,947	$3,053,538	$1,933,569	$2,150,705
Net realized gain	1,294,193	9,874,008	1,255,440	5,842,254	378,556	4,152,255
Change in net unrealized appreciation	14,640,095	8,859,758	1,567,475	3,663,821	92,352	1,119,791
(depreciation)
Increase in net assets resulting
from operations	22,184,886	22,814,182	6,187,862	12,559,613	2,404,477	7,422,751

Distributions to shareholders

From net investment income
Class R1	(605)	—	(608)	—	(552)	—
Class R2	(853)	—	(855)	—	(799)	—
Class R4	(1,118)	—	(1,126)	—	(1,070)	—
Class R6	(1,348)	—	(1,350)	—	(1,294)	—
Class 1	(7,608,926)	(2,692,692)	(4,688,032)	(1,778,233)	(2,972,181)	(1,393,433)
From net realized gain
Class R1	(1,660)	—	(1,605)	—	(1,664)	—
Class R2	(1,659)	—	(1,605)	—	(1,664)	—
Class R4	(1,684)	—	(1,639)	—	(1,702)	—
Class R6	(1,659)	—	(1,605)	—	(1,664)	—
Class 1	(9,718,772)	(17,110)	(5,783,474)	(46,780)	(3,976,904)	(43,438)

Total distributions	(17,338,284)	(2,709,802)	(10,481,899)	(1,825,013)	(6,959,494)	(1,436,871)
From Portfolio share transactions	227,972,469	323,657,635	107,706,906	212,185,234	64,172,684	139,675,656

Total increase	232,819,071	343,762,015	103,412,869	222,919,834	59,617,667	145,661,536

Net assets

Beginning of period	448,264,992	104,502,977	292,967,421	70,047,587	197,457,757	51,796,221

End of period	$681,084,063	$448,264,992	$396,380,290	$292,967,421	$257,075,424	$197,457,757

Undistributed net
investment income	$471,990	$1,834,242	$353,310	$1,680,334	$193,536	$1,235,863

See notes to financial statements

18	Retirement Choices Portfolios | Semiannual report

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Choices at 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	10.03	0.11	0.67	0.78	(0.07)	(0.17)	—	(0.24)	10.57	7.87[7]	13.85[8]	1.00[8]	1.03[7]	—[9]	—[10,11]

CLASS R2

02-28-2013[5,6]	10.03	0.12	0.67	0.79	(0.09)	(0.17)	—	(0.26)	10.56	8.04[7]	13.60[8]	0.75[8]	1.15[7]	—[9]	—[10,11]

CLASS R4

02-28-2013[5]	10.06	0.13	0.67	0.80	(0.12)	(0.17)	—	(0.29)	10.57	8.07[7]	23.13[8]	0.50[8]	1.27[7]	—[9]	—[10]
08-31-2012[12]	10.00	0.01	0.05	0.06	—	—	—	—	10.06	0.60[7]	21.46[8]	0.48[8]	0.23[8]	—[9]	132

CLASS R6

02-28-2013[5,6]	10.03	0.14	0.67	0.81	(0.14)	(0.17)	—	(0.31)	10.53	8.26[7]	13.36[8]	0.25[8]	1.40[7]	—[9]	—[10,11]

CLASS 1

02-28-2013[5]	10.03	0.14	0.67	0.81	(0.14)	(0.17)	—	(0.31)	10.53	8.20[7]	0.34[8]	0.30[8]	1.30[7]	165	—[10]
08-31-2012	9.14	0.11	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	0.38	0.23	1.14	87	132
08-31-2011[13]	10.00	—[14]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[7]	4.34[8]	0.16[8]	(0.08)[8]	11	—[10]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63% and 0.48%–0.56% for the periods ended
2-28-13, 8-31-12 and 8-31-11, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Less than 0.50%.
11 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
12 The inception date for Class R4 shares is 5-1-12.
13 The inception date for Class 1 shares is 4-30-11.
14 Less than $0.005 per share.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	19

Financial highlights

Continued

Retirement Choices at 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.25	0.12	0.76	0.88	(0.08)	(0.21)	—	(0.29)	11.84	7.91[7]	13.83[8]	1.00[8]	1.02[7]	—[9]	—[10,11]

CLASS R2

02-28-2013[5,6]	11.25	0.13	0.76	0.89	(0.10)	(0.21)	—	(0.31)	11.83	8.08[7]	13.58[8]	0.75[8]	1.14[7]	—[9]	—[10,11]

CLASS R4

02-28-2013[5]	11.28	0.15	0.76	0.91	(0.13)	(0.21)	—	(0.34)	11.85	8.23[7]	23.14[8]	0.50[8]	1.26[7]	—[9]	—[10]
08-31-2012[12]	11.23	0.01	0.04	0.05	—	—	—	—	11.28	0.45[7]	21.41[8]	0.49[8]	0.21[8]	—[9]	124

CLASS R6

02-28-2013[5,6]	11.25	0.16	0.76	0.92	(0.16)	(0.21)	—	(0.37)	11.80	8.33[7]	13.34[8]	0.25[8]	1.39[7]	—[9]	—[10,11]

CLASS 1

02-28-2013[5]	11.25	0.16	0.75	0.91	(0.15)	(0.21)	—	(0.36)	11.80	8.28[7]	0.31[8]	0.30[8]	1.35[7]	276	—[10]
08-31-2012	10.28	0.14	0.99	1.13	(0.16)	—[13]	—	(0.16)	11.25	11.16	0.26	0.23	1.30	169	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45	0.55	0.16	0.54	44	5
08-31-2010[14]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[7]	336.54[8]	0.16[8]	0.39[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Less than 0.50%.
11 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
12 The inception date for Class R4 shares is 5-1-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

20	Retirement Choices Portfolios | Semiannual report

Financial highlights

Continued

Retirement Choices at 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.25	0.12	0.75	0.87	(0.08)	(0.23)	—	(0.31)	11.81	7.83[7]	13.83[8]	1.00[8]	1.00[7]	—[9]	1[10]

CLASS R2

02-28-2013[5,6]	11.25	0.13	0.75	0.88	(0.10)	(0.23)	—	(0.33)	11.80	8.00[7]	13.58[8]	0.75[8]	1.12[7]	—[9]	1[10]

CLASS R4

02-28-2013[5]	11.29	0.14	0.76	0.90	(0.13)	(0.23)	—	(0.36)	11.83	8.14[7]	23.03[8]	0.50[8]	1.24[7]	—[9]	1
08-31-2012[11]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[7]	21.37[8]	0.49[8]	0.20[8]	—[9]	124

CLASS R6

02-28-2013[5,6]	11.25	0.16	0.75	0.91	(0.16)	(0.23)	—	(0.39)	11.77	8.25[7]	13.34[8]	0.25[8]	1.37[7]	—[9]	1[10]

CLASS 1

02-28-2013[5]	11.25	0.15	0.77	0.92	(0.16)	(0.23)	—	(0.39)	11.78	8.29[7]	0.30[8]	0.30[8]	1.33[7]	375	1
08-31-2012	10.28	0.14	0.98	1.12	(0.15)	—[12]	—	(0.15)	11.25	11.09	0.25	0.23	1.28	227	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49	0.54	0.16	0.55	50	12
08-31-2010[13]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[7]	336.54[8]	0.16[8]	0.39[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-11.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	21

Financial highlights

Continued

Retirement Choices at 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.26	0.11	0.73	0.84	(0.08)	(0.22)	—	(0.30)	11.80	7.53[7]	13.84[8]	1.01[8]	0.98[7]	—[9]	2[10]

CLASS R2

02-28-2013[5,6]	11.26	0.13	0.72	0.85	(0.10)	(0.22)	—	(0.32)	11.79	7.71[7]	13.59[8]	0.76[8]	1.10[7]	—[9]	2[10]

CLASS R4

02-28-2013[5]	11.29	0.14	0.73	0.87	(0.13)	(0.22)	—	(0.35)	11.81	7.86[7]	23.14[8]	0.51[8]	1.22[7]	—[9]	2
08-31-2012[11]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[7]	21.34[8]	0.49[8]	0.25[8]	—[9]	128

CLASS R6

02-28-2013[5,6]	11.26	0.16	0.72	0.88	(0.16)	(0.22)	—	(0.38)	11.76	7.96[7]	13.35[8]	0.26[8]	1.35[7]	—[9]	2[10]

CLASS 1

02-28-2013[5]	11.26	0.15	0.72	0.87	(0.15)	(0.22)	—	(0.37)	11.76	7.91[7]	0.30[8]	0.31[8,12]	1.31[7]	543	2
08-31-2012	10.30	0.14	0.98	1.12	(0.16)	—[13]	—	(0.16)	11.26	10.98	0.24	0.23	1.28	345	128
08-31-2011	9.15	0.07	1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25	0.40	0.16	0.72	75	13
08-31-2010[14]	10.00	0.01	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[7]	335.74[8]	0.16[8]	0.46[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Includes the impact of expense recapture, which amounted to 0.01% of average net assets.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

22	Retirement Choices Portfolios | Semiannual report

Financial highlights

Continued

Retirement Choices at 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)	($)	(%)

CLASS R1

02-28-2013[5,6]	11.26	0.11	0.64	0.75	(0.07)	(0.21)	—	(0.28)	11.73	6.84[7]	13.89[8]	1.04[8]	0.95[7]	—[9]	2[10]

CLASS R2

02-28-2013[5,6]	11.26	0.12	0.64	0.76	(0.10)	(0.21)	—	(0.31)	11.71	6.92[7]	13.64[8]	0.79[8]	1.08[7]	—[9]	2[10]

CLASS R4

02-28-2013[5]	11.29	0.14	0.64	0.78	(0.13)	(0.21)	—	(0.34)	11.73	7.07[7]	23.07[8]	0.54[8]	1.20[7]	—[9]	2
08-31-2012[11]	11.21	0.01	0.07	0.08	—	—	—	—	11.29	0.71[7]	21.28[8]	0.52[8]	0.33[8]	—[9]	122

CLASS R6

02-28-2013[5,6]	11.26	0.15	0.64	0.79	(0.16)	(0.21)	—	(0.37)	11.68	7.17[7]	13.40[8]	0.29[8]	1.32[7]	—[9]	2[10]

CLASS 1

02-28-2013[5]	11.26	0.15	0.64	0.79	(0.15)	(0.21)	—	(0.36)	11.69	7.21[7]	0.33[8]	0.34[8,12]	1.27[7]	697	2
08-31-2012	10.34	0.14	0.94	1.08	(0.16)	—[13]	—	(0.16)	11.26	10.54	0.24	0.24	1.34	433	122
08-31-2011	9.25	0.09	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	0.35	0.16	0.88	91	10
08-31-2010[14]	10.00	0.02	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[7]	333.40[8]	0.16[8]	0.63[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Includes the impact of expense recapture, which amounted to 0.01% of average net assets.
13 Less than $0.005.
14 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	23

Financial highlights

Continued

Retirement Choices at 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.29	0.10	0.51	0.61	(0.07)	(0.22)	—	(0.29)	11.61	5.49[7]	14.10[8]	1.09[8]	0.90[7]	—[9]	5[10]

CLASS R2

02-28-2013[5,6]	11.29	0.12	0.50	0.62	(0.10)	(0.22)	—	(0.32)	11.59	5.57[7]	13.86[8]	0.84[8]	1.02[7]	—[9]	5[10]

CLASS R4

02-28-2013[5]	11.31	0.13	0.52	0.65	(0.13)	(0.22)	—	(0.35)	11.61	5.82[7]	23.27[8]	0.59[8]	1.14[7]	—[9]	5
08-31-2012[11]	11.18	0.02	0.11	0.13	—	—	—	—	11.31	1.16[7]	21.16[8]	0.55[8]	0.49[8]	—[9]	123

CLASS R6

02-28-2013[5,6]	11.29	0.15	0.51	0.66	(0.16)	(0.22)	—	(0.38)	11.57	5.91[7]	13.61[8]	0.34[8]	1.27[7]	—[9]	5[10]

CLASS 1

02-28-2013[5]	11.29	0.14	0.51	0.65	(0.15)	(0.22)	—	(0.37)	11.57	5.86[7]	0.38[8]	0.39[8,12]	1.21[7]	808	5
08-31-2012	10.42	0.16	0.86	1.02	(0.15)	—[13]	—	(0.15)	11.29	9.96	0.25	0.26	1.47	519	123
08-31-2011	9.40	0.12	1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57	0.30	0.16	1.20	123	14
08-31-2010[14]	10.00	0.03	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[7]	329.87[8]	0.16	0.89[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Includes the impact of expense recapture, which amounted to 0.01% of average net assets.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

24	Retirement Choices Portfolios | Semiannual report

Financial highlights

Continued

Retirement Choices at 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.30	0.09	0.32	0.41	(0.07)	(0.19)	—	(0.26)	11.45	3.63[7]	14.19[8]	1.16[8]	0.80[7]	—[9]	5[10]

CLASS R2

02-28-2013[5,6]	11.30	0.11	0.32	0.43	(0.10)	(0.19)	—	(0.29)	11.44	3.80[7]	13.95[8]	0.91[8]	0.90[7]	—[9]	5[10]

CLASS R4

02-28-2013[5]	11.31	0.12	0.31	0.43	(0.12)	(0.19)	—	(0.31)	11.43	3.87[7]	23.40[8]	0.66[8]	1.04[7]	—[9]	5
08-31-2012[11]	11.13	0.03	0.15	0.18	—	—	—	—	11.31	1.62	21.05[8]	0.60[8]	0.76[8]	—[9]	127

CLASS R6

02-28-2013[5,6]	11.30	0.13	0.32	0.45	(0.15)	(0.19)	—	(0.34)	11.41	4.04[7]	13.71[8]	0.41[8]	1.17[7]	—[9]	5[10]

CLASS 1
02-28-2013[5]	11.30	0.13	0.32	0.45	(0.15)	(0.19)	—	(0.34)	11.41	3.99[7]	0.45[8]	0.46[8,12]	1.11[7]	681	5
08-31-2012	10.54	0.17	0.74	0.91	(0.15)	—[13]	—	(0.15)	11.30	8.75	0.28	0.29	1.62	448	127
08-31-2011	9.70	0.17	0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13	0.32	0.16	1.60	105	12
08-31-2010[14]	10.00	0.05	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[7]	323.16[8]	0.16	1.41[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the periods ended 2-28-12, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 is 5-1-12.
12 Includes the impact of expense recapture, which amounted to 0.01% of average net assets.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	25

Financial highlights

Continued

Retirement Choices at 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.26	0.08	0.09	0.17	(0.07)	(0.18)	—	(0.25)	11.18	1.52[7]	14.42[8]	1.24[8]	0.67[7]	—[9]	9[10]

CLASS R2

02-28-2013[5,6]	11.26	0.09	0.09	0.18	(0.10)	(0.18)	—	(0.28)	11.16	1.59[7]	14.17[8]	0.99[8]	0.80[7]	—[9]	9[10]

CLASS R4

02-28-2013[5]	11.26	0.10	0.09	0.19	(0.12)	(0.18)	—	(0.30)	11.15	1.75[7]	23.77[8]	0.74[8]	0.91[7]	—[9]	9
08-31-2012[11]	11.03	0.04	0.19	0.23	—	—	—	—	11.26	2.09[7]	20.89	0.66[8]	1.04	—[9]	133

CLASS R6

02-28-2013[5,6]	11.26	0.11	0.09	0.20	(0.15)	(0.18)	—	(0.33)	11.13	1.82[7]	13.38[8]	0.49[8]	1.02[7]	—[9]	9[10]

CLASS 1

02-28-2013[5]	11.26	0.11	0.10	0.21	(0.15)	(0.18)	—	(0.33)	11.14	1.86[7]	0.54[8]	0.55[8,12]	0.98[7]	396	9
08-31-2012	10.68	0.19	0.54	0.73	(0.15)	—[13]	—	(0.15)	11.26	6.92	0.32	0.31	1.79	293	133
08-31-2011	10.03	0.23	0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85	0.41	0.16	2.21	70	26
08-31-2010[14]	10.00	0.07	(0.04)	0.03	—	—	—	—	10.03	0.30[7]	315.94[8]	0.16[8]	1.96[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56 and 0.48%–0.56% for the periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Includes the impact of expense recapture, which amounted to 0.01% of average net assets.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

26	Retirement Choices Portfolios | Semiannual report

Financial highlights

Continued

Retirement Choices at 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

02-28-2013[5,6]	11.21	0.06	0.02	0.08	(0.06)	(0.19)	—	(0.25)	11.04	0.71[7]	14.52[8]	1.27[8]	0.55[7]	—[9]	19[10]

CLASS R2

02-28-2013[5,6]	11.21	0.07	0.02	0.09	(0.09)	(0.19)	—	(0.28)	11.02	0.78[7]	14.28[8]	1.02[8]	0.67[7]	—[9]	19[10]

CLASS R4

02-28-2013[5]	11.20	0.09	0.01	0.10	(0.11)	(0.19)	—	(0.30)	11.00	0.94[7]	23.73[8]	0.77[8]	0.78[7]	—[9]	19
08-31-2012[11]	10.96	0.04	0.20	0.24	—	—	—	—	11.20	2.19[7]	20.84[8]	0.69[8]	1.06[8]	—[9]	148

CLASS R6

02-28-2013[5,6]	11.21	0.10	0.02	0.12	(0.14)	(0.19)	—	(0.33)	11.00	1.10[7]	14.04[8]	0.52[8]	0.91[7]	—[9]	19[10]

CLASS 1

02-28-2013[5]	11.21	0.09	0.03	0.12	(0.14)	(0.19)	—	(0.33)	11.00	1.05[7]	0.57[8]	0.57[8]	0.84[7]	257	19
08-31-2012	10.75	0.20	0.43	0.63	(0.17)	—[12]	—	(0.17)	11.21	5.96	0.35	0.33	1.83	197	148
08-31-2011	10.37	0.29	0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19	0.44	0.16	2.82	52	109
08-31-2010[13]	10.00	0.09	0.28	0.37	—	—	—	—	10.37	3.70[7]	308.90[8]	0.16[8]	2.55[8]	—[9]	—

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.11%–0.63%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 2-28-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-13. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 2-28-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.

See notes to financial statements

Semiannual report | Retirement Choices Portfolios	27

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Choices Portfolios or the Portfolios, and each individually, the Portfolio) are presented in this report. The Retirement Choices Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III), other affiliated funds of the John Hancock funds complex and other permitted investments.

The Portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-5291, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying funds are valued at their respective net asset values each business day. Exchange-traded funds held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. As of February 28, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 28, 2013, the Portfolios had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new

28	Retirement Choices Portfolios | Semiannual report

agreement which will enable the Portfolios to participate in a $300 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended February 28, 2013 were as follows:

Portfolio	Amount

Retirement Choices at 2050	$149
Retirement Choices at 2045	158
Retirement Choices at 2040	164
Retirement Choices at 2035	173
Retirement Choices at 2030	182
Retirement Choices at 2025	192
Retirement Choices at 2020	185
Retirement Choices at 2015	172
Retirement Choices at 2010	163

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2012, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2013, including short-term investments, for federal income tax purposes, were as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Retirement Choices at 2050 Portfolio	$155,427,102	$10,170,927	($176,126)	$9,994,801
Retirement Choices at 2045 Portfolio	257,966,205	18,261,638	(274,524)	17,987,114
Retirement Choices at 2040 Portfolio	350,105,095	24,990,286	(326,244)	24,664,042
Retirement Choices at 2035 Portfolio	508,365,965	35,101,883	(509,122)	34,592,761
Retirement Choices at 2030 Portfolio	657,016,337	40,572,932	(759,399)	39,813,533
Retirement Choices at 2025 Portfolio	768,610,773	40,096,895	(1,240,095)	38,856,800
Retirement Choices at 2020 Portfolio	658,612,246	23,568,822	(1,280,860)	22,287,962
Retirement Choices at 2015 Portfolio	390,294,625	6,474,298	(805,068)	5,669,230
Retirement Choices at 2010 Portfolio	253,948,342	2,708,692	(345,616)	2,363,076

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Retirement Choices Portfolios	29

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor), serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolios pay the Advisor a daily management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, John Hancock Variable Insurance Trust (JHVIT) and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.060% of the first $7.5 billion of aggregate net assets and (b) 0.050% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.510% of the first $7.5 billion of aggregate net assets and (b) 0.500% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the Portfolios. QS Investors, LLC acts as subadvisor consultant. The Portfolios are not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended February 28, 2013 were equivalent to a net effective rate of the Portfolios’ average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Choices at 2050	0.11%	Retirement Choices at 2025	0.30%
Retirement Choices at 2045	0.16%	Retirement Choices at 2020	0.37%
Retirement Choices at 2040	0.18%	Retirement Choices at 2015	0.44%
Retirement Choices at 2035	0.21%	Retirement Choices at 2010	0.44%
Retirement Choices at 2030	0.25%

Expense reimbursements. The Advisor has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Advisor with respect to each Portfolio and the underlying investments in a Portfolio does not exceed 0.51% of the Portfolio’s first $7.5 billion of average annual net assets and 0.50% of the Portfolio’s average annual net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Portfolios.

The Advisor contractually agreed to waive other fund level expenses for the Retirement Choices Portfolios excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing fees, taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, short dividend expense and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. The waivers are such that these expenses will not exceed 0.05% of average net assets. This expense limitation shall continue in effect until December 31, 2013 and thereafter until terminated by the Advisor.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and acquired fund fees and expenses for Class R1, Class R2, Class R4 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.75%, 0.50%, 0.25% and 0.00%, respectively, of the average annual net assets (on an annualized basis) attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2013.

For the six months ended February 28, 2013, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

Expense Reimbursement by Class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2050	$6,446	$6,446	$11,544	$6,571	$23,490	$54,497
Retirement Choices at 2045	6,433	6,433	11,530	6,558	12,179	43,133
Retirement Choices at 2040	6,430	6,430	11,474	6,554	6,211	37,099
Retirement Choices at 2035	6,428	6,428	11,525	6,553	1,627	32,561
Retirement Choices at 2030	6,428	6,428	11,473	6,553	—	30,882
Retirement Choices at 2025	6,429	6,429	11,525	6,553	—	30,936
Retirement Choices at 2020	6,430	6,430	11,525	6,553	—	30,938
Retirement Choices at 2015	6,432	6,432	11,607	6,554	3,684	34,709
Retirement Choices at 2010	6,435	6,435	11,529	6,555	8,377	39,331

30	Retirement Choices Portfolios | Semiannual report

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below their expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

					Amount recovered
	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	during the
	recovery through	recovery through	recovery through	recovery through	period ended
Portfolio	August 1, 2013	August 1, 2014	August 1, 2015	February 1, 2016	February 28, 2013

Retirement Choices at 2050	—	$42,419	$66,688	$54,497	—
Retirement Choices at 2045	$28,274	52,807	43,021	43,133	$101
Retirement Choices at 2040	22,413	52,960	33,254	37,099	5,962
Retirement Choices at 2035	—	48,433	24,973	32,561	24,500
Retirement Choices at 2030	—	22,372	18,880	30,882	40,867
Retirement Choices at 2025	—	—	6,793	30,936	55,312
Retirement Choices at 2020	—	16,916	15,649	30,938	43,360
Retirement Choices at 2015	9,635	51,751	24,812	34,709	13,681
Retirement Choices at 2010	28,219	51,502	37,139	39,332	159

Amounts recovered by class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2045	—	—	—	—	$101	$101
Retirement Choices at 2040	$2	$2	$2	$2	5,954	5,962
Retirement Choices at 2035	6	6	6	6	24,476	24,500
Retirement Choices at 2030	7	7	7	7	40,839	40,867
Retirement Choices at 2025	9	9	9	9	55,276	55,312
Retirement Choices at 2020	8	8	8	8	43,328	43,360
Retirement Choices at 2015	4	4	4	4	13,665	13,681
Retirement Choices at 2010	—	—	—	—	159	159

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the Portfolios pay for certain other services. The Portfolios pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee	Service Fee

R1	0.50%	0.25%
R2	0.25%	0.25%
R4	0.25%	0.10%
1	0.05%	—

The Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each Portfolio to 0.15% of the average daily net assets of Class R4 shares until December 31, 2013.

Semiannual report | Retirement Choices Portfolios	31

Accordingly, these fee limitations amounted to the following for Class R4 shares, for the six months ended February 28, 2013.

Class R4 12b-1
Portfolio	Reimbursement

Retirement Choices at 2050	$51
Retirement Choices at 2045	51
Retirement Choices at 2040	51
Retirement Choices at 2035	51
Retirement Choices at 2030	51
Retirement Choices at 2025	51
Retirement Choices at 2020	51
Retirement Choices at 2015	51
Retirement Choices at 2010	51

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2013 were:

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	class	service fees	agent fees	fees	postage

Retirement Choices at 2050	Class R1	$249	$14	$6,483	$56
	Class R2	125	13	6,483	55
	Class R4	128	13	11,511	52
	Class R6	—	14	6,483	56
	Class 1	30,147	—	—	—
	Total	$30,649	$54	$30,960	$219

Retirement Choices at 2045	Class R1	$249	$14	$6,483	$56
	Class R2	125	13	6,483	55
	Class R4	128	13	11,511	52
	Class R6	—	14	6,483	56
	Class 1	53,421	—	—	—
	Total	$53,923	$54	$30,960	$219

Retirement Choices at 2040	Class R1	$249	$14	$6,483	$56
	Class R2	124	13	6,483	55
	Class R4	128	13	11,511	—
	Class R6	—	14	6,483	56
	Class 1	72,952	—	—	—
	Total	$73,453	$54	$30,960	$167

Retirement Choices at 2035	Class R1	$249	$14	$6,483	$56
	Class R2	124	13	6,483	55
	Class R4	128	13	11,511	52
	Class R6	—	14	6,483	56
	Class 1	108,126	—	—	—
	Total	$108,627	$54	$30,960	$219

Retirement Choices at 2030	Class R1	$248	$14	$6,483	$56
	Class R2	124	13	6,483	55
	Class R4	128	13	11,511	—
	Class R6	—	14	6,483	56
	Class 1	137,255	—	—	—
	Total	$137,755	$54	$30,960	$167

32	Retirement Choices Portfolios | Semiannual report

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	class	service fees	agent fees	fees	postage

Retirement Choices at 2025	Class R1	$247	$14	$6,483	$56
	Class R2	123	13	6,483	55
	Class R4	128	13	11,511	52
	Class R6	—	14	6,483	56
	Class 1	160,903	—	—	—
	Total	$161,401	$54	$30,960	$219

Retirement Choices at 2020	Class R1	$245	$14	$6,483	$56
	Class R2	122	13	6,483	55
	Class R4	127	13	11,511	52
	Class R6	—	14	6,483	56
	Class 1	139,581	—	—	—
	Total	$140,075	$54	$30,960	$219

Retirement Choices at 2015	Class R1	$243	$14	$6,483	$56
	Class R2	121	13	6,483	55
	Class R4	127	13	11,511	133
	Class R6	—	14	6,483	56
	Class 1	85,143	—	—	—
	Total	$85,634	$54	$30,960	$300

Retirement Choices at 2010	Class R1	$241	$14	$6,483	$56
	Class R2	121	13	6,483	55
	Class R4	126	13	11,511	52
	Class R6	—	13	6,483	56
	Class 1	56,959	—	—	—
	Total	$57,447	$53	$30,960	$219

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Portfolio shares for the six months ended February 28, 2013 and the year ended August 31, 2012 were as follows:

Retirement Choices at 2050 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	9,970	$100,000	—	—

Net increase	9,970	$100,000	—	—

Class R2 shares[1]

Sold	9,970	$100,000	—	—

Net increase	9,970	$100,000	—	—

Class R4 shares[2]

Sold	—	—	10,000	$100,000

Net increase	—	—	10,000	$100,000

Class R6 shares[1]

Sold	9,970	$100,000	—	—

Net increase	9,970	$100,000	—	—

Class 1 shares

Sold	6,730,493	$69,352,259	7,525,771	$72,055,092
Distributions reinvested	379,757	3,824,151	39,968	364,911
Repurchased	(47,446)	(489,191)	(96,230)	(911,778)

Net increase	7,062,804	$72,687,219	7,469,509	$71,508,225

Net increase	7,092,714	$72,987,219	7,479,509	$71,608,225

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Semiannual report | Retirement Choices Portfolios	33

Retirement Choices at 2045 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R2 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,905	$100,000

Net increase	—	—	8,905	$100,000

Class R6 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class 1 shares

Sold	7,767,358	$89,735,024	10,667,466	$114,437,638
Distributions reinvested	627,951	7,083,285	106,183	1,089,438
Repurchased	(28,735)	(331,094)	(37,471)	(389,919)

Net increase	8,366,574	$96,487,215	10,736,178	$115,137,157

Net increase	8,393,241	$96,787,215	10,745,083	$115,237,157

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2040 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R2 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,905	$100,000

Net increase	—	—	8,905	$100,000

Class R6 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class 1 shares

Sold	10,835,886	$125,088,723	15,287,873	$163,397,428
Distributions reinvested	915,828	10,312,220	135,442	1,389,640
Repurchased	(97,666)	(1,132,794)	(84,369)	(894,195)

Net increase	11,654,048	$134,268,149	15,338,946	$163,892,873

Net increase	11,680,715	$134,568,149	15,347,851	$163,992,873

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

34	Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2035 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R2 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,905	$100,000

Net increase	—	—	8,905	$100,000

Class R6 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class 1 shares

Sold	14,454,513	$166,839,329	23,521,707	$252,721,967
Distributions reinvested	1,317,387	14,846,952	193,033	1,986,306
Repurchased	(199,190)	(2,310,908)	(354,987)	(3,795,229)

Net increase	15,572,710	$179,375,373	23,359,753	$250,913,044

Net increase	15,599,353	$179,675,373	23,368,658	$251,013,044

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2030 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R2 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,921	$100,000

Net increase	—	—	8,921	$100,000

Class R6 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class 1 shares

Sold	20,091,221	$231,143,893	29,692,009	$319,282,670
Distributions reinvested	1,642,559	18,478,792	244,401	2,527,101
Repurchased	(478,672)	(5,503,490)	(350,935)	(3,748,811)

Net increase	21,255,108	$244,119,195	29,585,475	$318,060,960

Net increase	21,281,751	$244,419,195	29,594,396	$318,160,960

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Semiannual report | Retirement Choices Portfolios	35

Retirement Choices at 2025 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,857	$100,000	—	—

Net increase	8,857	$100,000	—	—

Class R2 shares[1]

Sold	8,857	$100,000	—	—

Net increase	8,857	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,945	$100,000

Net increase	—	—	8,945	$100,000

Class R6 shares[1]

Sold	8,857	$100,000	—	—

Net increase	8,857	$100,000	—	—

Class 1 shares

Sold	22,275,704	$255,656,310	34,947,874	$376,745,988
Distributions reinvested	1,958,039	21,969,196	316,642	3,302,579
Repurchased	(418,075)	(4,801,149)	(1,030,687)	(10,999,224)

Net increase	23,815,668	$272,824,357	34,233,829	$369,049,343

Net increase	23,842,239	$273,124,357	34,242,774	$369,149,343

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2020 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,850	$100,000	—	—

Net increase	8,850	$100,000	—	—

Class R2 shares[1]

Sold	8,850	$100,000	—	—

Net increase	8,850	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,985	$100,000

Net increase	—	—	8,985	$100,000

Class R6 shares[1]

Sold	8,850	$100,000	—	—

Net increase	8,850	$100,000	—	—

Class 1 shares

Sold	18,753,681	$213,743,227	31,014,746	$337,274,325
Distributions reinvested	1,548,498	17,327,698	256,367	2,709,802
Repurchased	(298,163)	(3,398,456)	(1,507,059)	(16,426,492)

Net increase	20,004,016	$227,672,469	29,764,054	$323,557,635

Net increase	20,030,566	$227,972,469	29,773,039	$323,657,635

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

36	Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2015 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R2 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R4 shares[2]

Sold	—	—	9,066	$100,000

Net increase	—	—	9,066	$100,000

Class R6 shares[1]

Sold	10,440	$117,306	—	—

Net increase	10,440	$117,306	—	—

Class 1 shares

Sold	10,021,075	$112,896,308	20,885,149	$227,835,408
Distributions reinvested	946,791	10,471,506	170,403	1,825,013
Repurchased	(1,421,378)	(15,978,214)	(1,614,123)	(17,575,187)

Net increase	9,546,488	$107,389,600	19,441,429	$212,085,234

Net increase	9,574,690	$107,706,906	19,450,495	$212,185,234

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2010 Portfolio
	Six months ended 2-28-13			Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,921	$100,002	—	—

Net increase	8,921	$100,002	—	—

Class R2 shares[1]

Sold	8,921	$100,000	—	—

Net increase	8,921	$100,000	—	—

Class R4 shares[2]

Sold	—	—	9,124	$100,000

Net increase	—	—	9,124	$100,000

Class R6 shares[1]

Sold	8,921	$100,000	—	—

Net increase	8,921	$100,000	—	—

Class 1 shares

Sold	8,066,486	$89,853,094	15,297,304	$167,047,942
Distributions reinvested	634,620	6,949,085	133,662	1,436,871
Repurchased	(2,967,351)	(32,929,497)	(2,643,951)	(28,909,157)

Net increase	5,733,755	$63,872,682	12,787,015	$139,575,656

Net increase	5,760,518	$64,172,684	12,796,139	$139,675,656

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

As of February 28, 2013, affiliates of the Portfolios owned 100% of shares of beneficial interest of Class R1, Class R2, Class R4 and Class R6 of the Retirement Choices at 2050, Retirement Choices at 2045, Retirement Choices at 2040, Retirement Choices at 2035, Retirement Choices at 2030, Retirement Choices at 2025, Retirement Choices at 2020 and Retirement Choices at 2010 Portfolios. As of February 28, 2013, affiliates of the Portfolios owned 100%, 100%, 100% and 85% of shares of beneficial interest of Class R1, Class R2, Class R4 and Class R6, respectively, of the Retirement Choices at 2015 Portfolio.

Semiannual report | Retirement Choices Portfolios	37

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2013:

Portfolio	Purchases	Sales

Retirement Choices at 2050	$71,078,407	$493,115
Retirement Choices at 2045	92,991,527	335,521
Retirement Choices at 2040	130,585,441	2,295,361
Retirement Choices at 2035	179,159,623	6,702,650
Retirement Choices at 2030	247,977,151	13,750,256
Retirement Choices at 2025	293,966,986	32,557,843
Retirement Choices at 2020	247,732,696	28,080,973
Retirement Choices at 2015	133,230,579	31,447,508
Retirement Choices at 2010	103,787,957	42,651,745

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2013, the following Portfolios held 5% or more of an underlying fund’s net assets:

Portfolio	Affiliated Series NAV	Portfolio’s Net Assets

Retirement Choices at 2040	John Hancock Strategic Equity Allocation Fund	6.4%
Retirement Choices at 2035	John Hancock Strategic Equity Allocation Fund	8.8%
Retirement Choices at 2030	John Hancock Strategic Equity Allocation Fund	10.1%
Retirement Choices at 2025	John Hancock Strategic Equity Allocation Fund	9.2%
	John Hancock Short Term Government Income Fund	5.9%
Retirement Choices at 2020	John Hancock Strategic Equity Allocation Fund	5.1%

38	Retirement Choices Portfolios | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Retirement Choices Portfolios, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Retirement Choices Portfolios	39

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*	John Hancock Asset Management a division of
William H. Cunningham	Manulife Asset Management (North America) Limited
Grace K. Fey	QS Investors, Inc. (subadvisor consultant)
Theron S. Hoffman*
Deborah C. Jackson	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Gregory A. Russo
Warren A. Thomson†	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Executive Vice President	K&L Gates LLP

Thomas M. Kinzler	Independent registered public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Retirement Choices Portfolios | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	RCPSA	2/13
4/13

JOHN HANCOCK
Funds II

2.28.2013 **Semiannual Report**

John Hancock Funds II

Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	8
Portfolio of Investments (See below for each Fund’s page #)	13–269
Statements of Assets and Liabilities	270
Statements of Operations	283
Statements of Changes in Net Assets	296
Statement of Cash Flows	305
Financial Highlights	306
Notes to Financial Statements	318
Board Consideration of Amendments to Investment Advisory Agreement and New Subadvisory Agreements	385
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	387
Special Shareholder Meeting	390
For More Information	391

Portfolio of
Fund	Investments
Active Bond Fund	13
All Cap Core Fund	30
All Cap Value Fund	34
Alpha Opportunities Fund	35
Asia Total Return Bond Fund	40
Blue Chip Growth Fund	42
Capital Appreciation Fund	44
Capital Appreciation Value Fund	46
Core Bond Fund	50
Core Diversified Growth & Income Portfolio	57
Core Fundamental Holdings Portfolio	57
Core Global Diversification Portfolio	57
Emerging Markets Debt Fund	58
Equity-Income Fund	60
Fundamental Global Franchise Fund	62
Fundamental Value Fund	63
Global Bond Fund	64
Global Real Estate Fund	71
Health Sciences Fund	73
Heritage Fund	75
High Income Fund	77
High Yield Fund	81
International Growth Opportunities Fund	89
International Growth Stock Fund	91
International Small Cap Fund	92
International Small Company Fund	93

Portfolio of
Fund	Investments
International Value Fund	122
Investment Quality Bond Fund	124
Mid Cap Growth Index Fund	133
Mid Cap Stock Fund	136
Mid Cap Value Equity Fund	138
Mid Cap Value Index Fund	141
Mid Value Fund	144
Mutual Shares Fund	146
Real Estate Equity Fund	148
Real Estate Securities Fund	149
Real Return Bond Fund	150
Redwood Fund	152
Science & Technology Fund	154
Short Term Government Income Fund	155
Small Cap Growth Fund	156
Small Cap Opportunities Fund	158
Small Cap Value Fund	170
Small Company Growth Fund	171
Small Company Value Fund	173
Smaller Company Growth Fund	176
Spectrum Income Fund	186
Strategic Equity Allocation Fund	218
Total Return Fund	254
U.S. High Yield Bond Fund	261
Value Fund	266

2

John Hancock Funds II

Sector Weightings

Active Bond Fund
% of
Portfolio Composition*	Total

U.S. Government Agency	26.4
Collateralized Mortgage Obligations	20.8
Financials	17.2
Energy	5.4
Industrials	4.5
Consumer Discretionary	4.1
Asset Backed Securities	3.6
Materials	3.0
U.S. Government	2.9
Utilities	2.7
Telecommunication Services	2.4
Consumer Staples	1.8
Health Care	1.4
Information Technology	0.4
Municipal Bonds	0.2
Foreign Government Obligations	0.1
Short-Term Investments & Other	3.1

All Cap Core Fund
% of
Sector Weighting*	Total

Information Technology	17.2
Financials	16.1
Health Care	13.1
Consumer Discretionary	12.8
Energy	11.1
Consumer Staples	9.7
Industrials	9.1
Materials	4.0
Telecommunication Services	3.7
Utilities	2.5
Short-Term Investments & Other	0.7

All Cap Value Fund
% of
Sector Weighting*	Total

Financials	25.0
Health Care	18.3
Energy	13.5
Consumer Discretionary	11.6
Information Technology	8.7
Industrials	6.3
Consumer Staples	4.7
Telecommunication Services	4.0
Materials	4.0
Utilities	3.1
Short-Term Investments & Other	0.8

Alpha Opportunities Fund
% of
Sector Weighting*	Total

Consumer Discretionary	16.8
Financials	15.0
Information Technology	14.8
Industrials	13.5
Health Care	12.9
Energy	10.6
Materials	5.9
Consumer Staples	4.6
Utilities	1.0
Telecommunication Services	0.5
Short-Term Investments & Other	4.4

Asia Total Return Bond Fund
% of
Portfolio Composition*	Total

Financials	38.5
Foreign Government Obligations	34.2
Energy	5.5
Industrials	3.6
Consumer Discretionary	3.4
Consumer Staples	2.7
Materials	2.3
Utilities	2.2
Telecommunication Services	0.4
Information Technology	0.3
Other	6.9

Blue Chip Growth Fund
% of
Sector Weighting*	Total

Information Technology	26.9
Consumer Discretionary	23.5
Industrials	14.2
Health Care	12.7
Financials	7.5
Energy	5.2
Materials	4.7
Telecommunication Services	2.2
Consumer Staples	2.1
Short-Term Investments & Other	1.0

Capital Appreciation Fund
% of
Sector Weighting*	Total

Information Technology	35.0
Consumer Discretionary	20.2
Health Care	18.0
Industrials	9.5
Consumer Staples	6.5
Energy	4.2
Financials	3.2
Materials	2.2
Telecommunication Services	1.2

Capital Appreciation Value Fund
% of
Sector Weighting*	Total

Consumer Discretionary	15.9
Financials	12.2
Information Technology	10.0
Industrials	9.9
Health Care	9.7
Consumer Staples	8.8
Energy	5.6
Collateralized Mortgage Obligations	5.1
Telecommunication Services	3.8
Utilities	3.4
Materials	0.7
Asset Backed Securities	0.7
Short-Term Investments & Other	14.2

Core Bond Fund
% of
Portfolio Composition**	Total

U.S. Government Agency	29.2
U.S. Government	16.3
Asset Backed Securities	14.6
Financials	8.2
Collateralized Mortgage Obligations	7.8
Energy	2.5
Consumer Discretionary	2.0
Telecommunication Services	1.8
Utilities	1.7
Health Care	1.6
Consumer Staples	1.6
Foreign Government Obligation	1.2
Municipal Bonds	1.1
Industrials	0.5
Materials	0.6
Information Technology	0.6
Short-Term Investments	8.7

Core Diversified Growth & Income
Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	40.0

Equity	28.0
Fixed Income	12.0

American Funds Insurance Series	60.0

Equity	42.1
Fixed Income	17.9

Core Fundamental Holdings Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	40.0

Equity	24.0
Fixed Income	16.0

American Funds Insurance Series	60.1

Equity	36.1
Fixed Income	24.0

Net Other Assets and Liabilities	(0.1)

3

John Hancock Funds II

Sector Weightings

Core Global Diversification Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	28.5

Equity	14.5
Fixed Income	14.0

American Funds Insurance Series	60.0

Equity	39.0
Fixed Income	21.0

Exchange Traded Funds	11.6

Net Other Assets and Liabilities	(0.1)

Emerging Markets Debt Fund
% of
Sector Weighting*	Total

Financials	20.8
Telecommunication Services	12.4
Industrials	10.8
Energy	9.8
Materials	9.3
Utilities	9.2
Consumer Discretionary	8.9
Foreign Government Obligations	5.4
Consumer Staples	4.7
Short-Term Investments & Other	8.7

Equity-Income Fund
% of
Sector Weighting*	Total

Financials	20.0
Energy	14.1
Industrials	13.8
Consumer Discretionary	11.5
Information Technology	8.8
Health Care	7.3
Utilities	5.7
Consumer Staples	5.7
Materials	4.7
Telecommunication Services	3.9
Short-Term Investments & Other	4.5

Fundamental Global Franchise Fund
% of
Sector Weighting*	Total

Consumer Staples	49.8
Consumer Discretionary	19.3
Information Technology	16.6
Industrials	7.4
Health Care	5.4
Short-Term Investments & Other	1.5

Fundamental Value Fund
% of
Sector Weighting*	Total

Financials	37.0
Consumer Staples	15.6
Information Technology	10.0
Energy	9.2
Consumer Discretionary	8.1
Materials	7.0
Industrials	5.4
Health Care	3.7
Telecommunication Services	0.2
Short-Term Investments & Other	3.8

Global Bond Fund
% of
Portfolio Composition*	Total

Financials	31.0
Foreign Government Obligations	19.4
Collateralized Mortgage Obligations	16.1
U.S. Government	13.7
U.S. Government Agency	8.9
Asset Backed Securities	2.2
Municipal Bonds	1.1
Consumer Discretionary	0.8
Term Loans	0.7
Information Technology	0.3
Materials	0.3
Consumer Staples	0.1
Industrials	0.1
Purchased Options	0.1
Short-Term Investments & Other	5.2

Global Real Estate Fund
% of
Industry Weighting*	Total

Retail REITs	24.3
Real Estate Management & Development	17.2
Diversified REITs	12.2
Specialized REITs	11.6
Office REITs	11.0
Residential REITs	10.0
Real Estate Operating Companies	7.9
Industrial REITs	2.6
Real Estate Development	1.7
Short-Term Investments & Other	1.5

Health Sciences Fund
% of
Sector Weighting*	Total

Health Care	94.3
Information Technology	0.9
Consumer Staples	0.8
Industrials	0.7
Materials	0.5
Financials	0.1
Short-Term Investments & Other	2.7

Heritage Fund
% of
Sector Weighting*	Total

Consumer Discretionary	21.1
Information Technology	18.5
Industrials	16.7
Health Care	13.7
Consumer Staples	7.4
Materials	7.2
Financials	6.8
Energy	5.6
Telecommunication Services	2.7
Short-Term Investments & Other	0.3

High Income Fund
% of
Portfolio Composition*	Total

Consumer Discretionary	31.9
Financials	14.9
Materials	13.7
Energy	9.0
Industrials	8.7
Telecommunication Services	4.9
Consumer Staples	4.8
Health Care	2.9
Utilities	1.5
Asset Backed Securities	1.5
Information Technology	0.6
Foreign Government Obligations	0.6
U.S. Government	0.4
Collateralized Mortgage Obligations	0.2
Short-Term Investments & Other	4.4

High Yield Fund
% of
Portfolio Composition*	Total

Energy	18.5
Consumer Discretionary	17.1
Industrials	14.5
Financials	11.3
Materials	10.1
Telecommunication Services	8.0
Health Care	4.6
Consumer Staples	4.2
Utilities	4.2
Foreign Government Obligations	2.3
Information Technology	2.1
Warrants	0.1
Short-Term Investments & Other	3.0

4

John Hancock Funds II

Sector Weightings

International Growth Opportunities
Fund
% of
Sector Weighting*	Total

Financials	20.9
Consumer Discretionary	18.8
Information Technology	18.4
Industrials	16.1
Materials	10.8
Consumer Staples	5.6
Health Care	4.5
Energy	2.4
Telecommunication Services	1.1
Short-Term Investments & Other	1.4

International Growth Stock Fund
% of
Sector Weighting*	Total

Consumer Discretionary	22.9
Information Technology	12.4
Financials	12.0
Industrials	10.4
Consumer Staples	9.6
Health Care	9.2
Energy	8.4
Materials	4.8
Telecommunication Services	1.7
Utilities	0.9
Short-Term Investments & Other	7.7

International Small Cap Fund
% of
Sector Weighting*	Total

Consumer Discretionary	30.4
Industrials	17.5
Financials	13.2
Information Technology	11.4
Consumer Staples	6.5
Energy	6.2
Materials	4.4
Health Care	2.1
Utilities	1.0
Investment Companies	1.0
Short-Term Investments & Other	6.3

International Small Company Fund
% of
Sector Weighting*	Total

Industrials	24.6
Consumer Discretionary	20.1
Financials	14.2
Materials	11.0
Information Technology	9.0
Consumer Staples	5.9
Energy	5.7
Health Care	5.4
Utilities	1.9
Telecommunication Services	1.6
Short-Term Investments & Other	0.6

International Value Fund
% of
Sector Weighting*	Total

Financials	29.6
Energy	13.6
Industrials	11.6
Health Care	10.7
Information Technology	9.0
Telecommunication Services	8.2
Consumer Discretionary	5.6
Materials	4.3
Consumer Staples	3.7
Utilities	0.1
Short-Term Investments & Other	3.6

Investment Quality Bond Fund
% of
Portfolio Composition*	Total

U.S. Government	34.6
Financials	19.9
Consumer Discretionary	6.1
Collateralized Mortgage Obligations	5.8
Consumer Staples	3.8
Energy	3.7
Utilities	3.1
Asset Backed Securities	3.0
Health Care	3.0
Municipal Bonds	2.4
U.S. Government Agency	2.2
Telecommunication Services	2.1
Industrials	1.9
Materials	1.5
Foreign Government Obligations	0.9
Information Technology	0.7
Short-Term Investments & Other	5.3

Mid Cap Growth Index Fund
% of
Sector Weighting*	Total

Consumer Discretionary	22.5
Information Technology	17.9
Industrials	15.3
Health Care	14.3
Energy	9.7
Financials	7.4
Materials	5.2
Consumer Staples	3.2
Telecommunication Services	1.0
Utilities	0.5
Short-Term Investments & Other	3.0

Mid Cap Stock Fund
% of
Sector Weighting*	Total

Information Technology	23.8
Consumer Discretionary	22.4
Health Care	16.2
Industrials	10.4
Financials	7.5
Materials	5.6
Energy	5.4
Consumer Staples	2.9
Telecommunication Services	0.8
Short-Term Investments & Other	5.0

Mid Cap Value Equity Fund
% of
Sector Weighting*	Total

Financials	25.6
Industrials	16.0
Energy	10.0
Health Care	9.9
Consumer Discretionary	9.4
Materials	8.4
Information Technology	8.0
Utilities	7.0
Consumer Staples	2.8
Telecommunication Services	0.8
Short-Term Investments & Other	2.1

Mid Cap Value Index Fund
% of
Sector Weighting*	Total

Financials	27.0
Consumer Discretionary	12.9
Utilities	11.1
Information Technology	10.0
Industrials	9.5
Materials	8.1
Consumer Staples	7.4
Energy	6.6
Health Care	4.9
Telecommunication Services	0.8
Short-Term Investments & Other	1.7

5

John Hancock Funds II

Sector Weightings

Mid Value Fund
% of
Sector Weighting*	Total

Financials	24.6
Energy	10.4
Consumer Staples	10.1
Industrials	8.5
Materials	8.5
Consumer Discretionary	8.1
Utilities	8.0
Information Technology	7.0
Health Care	7.0
Telecommunication Services	0.8
Short-Term Investments & Other	7.0

Mutual Shares Fund
% of
Sector Weighting*	Total

Consumer Staples	15.7
Financials	15.2
Energy	11.3
Information Technology	10.4
Health Care	10.0
Consumer Discretionary	9.4
Industrials	5.1
Utilities	4.3
Materials	3.9
Telecommunication Services	1.7
Short-Term Investments & Other	13.0

Real Estate Equity Fund
% of
Industry Weighting*	Total

Retail REITs	32.9
Residential REITs	18.1
Office REITs	15.6
Specialized REITs	12.1
Industrial REITs	7.8
Diversified REITs	4.6
Hotels, Restaurants & Leisure	2.5
Real Estate Management & Development	1.0
Short-Term Investments & Other	5.4

Real Estate Securities Fund
% of
Industry Weighting*	Total

Specialized REITs	27.3
Retail REITs	26.3
Residential REITs	20.5
Office REITs	12.6
Diversified REITs	9.5
Industrial REITs	2.5
Short-Term Investments & Other	1.3

Real Return Bond Fund
% of
Portfolio Composition**	Total

U.S. Government	83.2
Foreign Government Obligations	6.2
Collateralized Mortgage Obligations	2.7
Asset Backed Securities	2.7
Financials	2.2
Health Care	0.7
Consumer Discretionary	0.5
Utilities	0.2
Energy	0.2
Municipal Bonds	0.2
Information Technology	0.2
Materials	0.2
Industrials	0.1
Short-Term Investments	0.7

Redwood Fund
% of
Sector Weighting*	Total

Information Technology	20.6
Health Care	12.3
Consumer Discretionary	12.2
Industrials	7.8
Energy	7.1
Consumer Staples	6.5
Materials	5.8
Financials	5.4
Short-Term Investments & Other	22.3

Science & Technology Fund
% of
Sector Weighting*	Total

Information Technology	81.5
Consumer Discretionary	5.5
Industrials	1.0
Health Care	0.6
Materials	0.5
Telecommunication Services	0.4
Investment Companies	0.6
Short-Term Investments & Other	9.9

Short Term Government Income Fund
% of
Portfolio Composition*	Total

U.S. Government Agency	75.8
U.S. Government	17.3
Collateralized Mortgage Obligations	5.5
Short-Term Investments & Other	1.4

Small Cap Growth Fund
% of
Sector Weighting*	Total

Information Technology	26.6
Consumer Discretionary	19.2
Industrials	17.0
Health Care	13.1
Materials	5.9
Financials	5.4
Energy	5.1
Consumer Staples	3.5
Investment Companies	1.6
Short-Term Investments & Other	2.6

Small Cap Opportunities Fund
% of
Sector Weighting*	Total

Financials	22.8
Industrials	19.1
Consumer Discretionary	14.1
Information Technology	14.1
Health Care	9.1
Energy	8.7
Materials	7.3
Consumer Staples	2.9
Utilities	0.7
Telecommunication Services	0.5
Short-Term Investments & Other	0.7

Small Cap Value Fund
% of
Sector Weighting*	Total

Industrials	27.8
Financials	19.0
Consumer Discretionary	13.1
Health Care	10.4
Information Technology	8.8
Materials	8.0
Energy	4.3
Utilities	4.3
Consumer Staples	2.1
Short-Term Investments & Other	2.2

Small Company Growth Fund
% of
Sector Weighting*	Total

Information Technology	26.4
Health Care	17.4
Industrials	16.3
Consumer Discretionary	15.1
Financials	9.5
Energy	6.9
Materials	3.6
Consumer Staples	2.4
Telecommunication Services	1.2
Utilities	0.8
Short-Term Investments & Other	0.4

6

John Hancock Funds II

Sector Weightings

Small Company Value Fund
% of
Sector Weighting*	Total

Industrials	25.9
Financials	23.6
Consumer Discretionary	13.9
Materials	10.7
Information Technology	9.2
Energy	5.0
Utilities	4.3
Health Care	3.8
Consumer Staples	0.6
Telecommunication Services	0.5
Investment Companies	0.3
Short-Term Investments & Other	2.2

Smaller Company Growth Fund
% of
Sector Weighting*	Total

Industrials	21.8
Information Technology	21.6
Health Care	16.8
Consumer Discretionary	13.5
Financials	6.5
Energy	6.4
Materials	4.0
Telecommunication Services	2.6
Consumer Staples	2.3
Short-Term Investments & Other	4.5

Spectrum Income Fund
% of
Portfolio Composition*	Total

U.S. Government Agency	17.4
Foreign Government Obligations	13.8
Financials	12.1
Energy	8.5
Consumer Discretionary	8.3
U.S. Government	5.5
Industrials	5.4
Materials	4.5
Telecommunication Services	3.6
Utilities	3.3
Consumer Staples	3.0
Information Technology	3.0
Health Care	2.9
Collateralized Mortgage Obligations	2.4
Asset Backed Securities	2.0
Municipal Bonds	1.2
Short-Term Investments & Other	3.1

Strategic Equity Allocation Fund
% of
Portfolio Composition*	Total

Financials	18.8
Information Technology	14.3
Consumer Discretionary	10.9
Industrials	10.7
Health Care	10.3
Energy	9.7
Consumer Staples	9.4
Materials	5.2
Utilities	3.4
Telecommunication Services	3.3
Short-Term Investments & Other	4.0

Total Return Fund
% of
Portfolio Composition**	Total

U.S. Government Agency	37.8
U.S. Government	27.9
Financials	10.9
Foreign Government Obligations	8.2
Municipal Bonds	4.9
Collateralized Mortgage Obligations	3.8
Industrials	1.0
Energy	0.8
Consumer Discretionary	0.8
Asset Backed Securities	0.7
Materials	0.7
Utilities	0.5
Health Care	0.5
Information Technology	0.3
Telecommunication Services	0.2
Consumer Staples	0.2
Short-Term Investments	0.8

U.S. High Yield Bond Fund
% of
Portfolio Composition*	Total

Consumer Discretionary	32.6
Energy	14.2
Financials	12.6
Telecommunication Services	11.9
Utilities	6.9
Information Technology	5.4
Industrials	4.6
Health Care	4.5
Materials	3.5
Consumer Staples	0.9
Short-Term Investments & Other	2.9

Value Fund
% of
Sector Weighting*	Total

Financials	20.7
Industrials	12.2
Information Technology	11.8
Consumer Discretionary	11.7
Health Care	11.0
Materials	8.1
Energy	6.0
Consumer Staples	5.6
Utilities	5.5
Telecommunication Services	2.6
Short-Term Investments & Other	4.8

* As a percentage of net assets.
** As a percentage of total investments.

7

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio, in addition to the operating expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the operating expenses of the underlying funds in which the Funds invest. Because the underlying funds have varied operating expenses and transaction costs and the Funds may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Funds will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 through February 28, 2013).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2012–	Expense
	9/1/2012	2/28/2013	2/28/2013	Ratio

Active Bond Fund

Class 1 — Actual	$1,000.00	$1,028.80	$3.42	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class NAV — Actual	1,000.00	1,029.10	3.17	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

All Cap Core Fund

Class NAV — Actual	$1,000.00	$1,122.30	$4.26	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%

All Cap Value Fund

Class 1 — Actual	$1,000.00	$1,130.90	$4.49	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class NAV — Actual	1,000.00	1,132.20	4.23	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Alpha Opportunities Fund

Class NAV — Actual	$1,000.00	$1,138.10	$5.35	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

Asia Total Return Bond Fund[2]

Class NAV — Actual	$1,000.00	$996.00	$1.01	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

8

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2012–	Expense
	9/1/2012	2/28/2013	2/28/2013	Ratio

Blue Chip Growth Fund

Class 1 — Actual	$1,000.00	$1,073.00	$4.27	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	1,073.50	4.01	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Capital Appreciation Fund

Class 1 — Actual	$1,000.00	$1,052.00	$3.97	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,051.70	3.71	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Capital Appreciation Value Fund

Class NAV — Actual	$1,000.00	$1,085.80	$4.14	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Core Bond Fund

Class 1 — Actual	$1,000.00	$1,011.00	$3.34	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class NAV — Actual	1,000.00	1,011.20	3.09	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Core Diversified Growth & Income Portfolio

Class 1 — Actual	$1,000.00	$1,067.30	$0.62	0.12%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]

Core Fundamental Holdings Portfolio

Class 1 — Actual	$1,000.00	$1,057.10	$0.61	0.12%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]

Core Global Diversification Portfolio

Class 1 — Actual	$1,000.00	$1,067.20	$0.62	0.12%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]

Emerging Markets Debt Fund

Class A — Actual	$1,000.00	$1,066.10	$6.92	1.35%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Class I — Actual	1,000.00	1,068.10	5.03	0.98%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Equity-Income Fund

Class 1 — Actual	$1,000.00	$1,119.80	$4.36	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	1,121.00	4.10	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Fundamental Global Franchise Fund

Class A — Actual	$1,000.00	$1,098.90	$7.18	1.38%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.90	1.38%
Class I — Actual	1,000.00	1,102.20	5.16	0.99%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Class NAV — Actual	1,000.00	1,101.40	4.64	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Fundamental Value Fund

Class NAV — Actual	$1,000.00	$1,110.00	$4.19	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Global Bond Fund

Class 1 — Actual	$1,000.00	$997.30	$4.36	0.88%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Class NAV — Actual	1,000.00	998.40	4.11	0.83%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Global Real Estate Fund

Class NAV — Actual	$1,000.00	$1,115.10	$5.19	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

9

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2012–	Expense
	9/1/2012	2/28/2013	2/28/2013	Ratio

Health Sciences Fund

Class NAV — Actual	$1,000.00	$1,116.10	$5.40	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%

Heritage Fund

Class NAV — Actual	$1,000.00	$1,074.30	$4.73	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

High Income Fund

Class NAV — Actual	$1,000.00	$1,118.70	$3.89	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

High Yield Fund

Class 1 — Actual	$1,000.00	$1,085.30	$3.93	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Class NAV — Actual	1,000.00	1,085.10	3.67	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%

International Growth Opportunities Fund

Class NAV — Actual	$1,000.00	$1,141.20	$5.31	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

International Growth Stock Fund

Class NAV — Actual	$1,000.00	$1,091.00	$4.77	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

International Small Cap Fund

Class 1 — Actual	$1,000.00	$1,177.10	$6.37	1.18%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%
Class NAV — Actual	1,000.00	1,177.00	6.10	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%

International Small Company Fund

Class NAV — Actual	$1,000.00	$1,160.10	$5.73	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

International Value Fund

Class 1 — Actual	$1,000.00	$1,139.00	$5.09	0.96%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Class NAV — Actual	1,000.00	1,139.90	4.83	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%

Investment Quality Bond Fund

Class 1 — Actual	$1,000.00	$1,009.30	$3.39	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class NAV — Actual	1,000.00	1,008.70	3.14	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

Mid Cap Growth Index Fund

Class 1 — Actual	$1,000.00	$1,122.60	$3.47	0.66%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%

Mid Cap Stock Fund

Class 1 — Actual	$1,000.00	$1,103.30	$4.80	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Class NAV — Actual	1,000.00	1,103.50	4.54	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Mid Cap Value Equity Fund

Class NAV — Actual	$1,000.00	$1,165.40	$5.21	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%

Mid Cap Value Index Fund

Class 1 — Actual	$1,000.00	$1,148.30	$3.52	0.66%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%

Mid Value Fund

Class NAV — Actual	$1,000.00	$1,129.60	$5.17	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

10

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2012–	Expense
	9/1/2012	2/28/2013	2/28/2013	Ratio

Mutual Shares Fund

Class NAV — Actual	$1,000.00	$1,097.60	$5.10	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Real Estate Equity Fund

Class NAV — Actual	$1,000.00	$1,030.30	$4.48	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Real Estate Securities Fund

Class 1 — Actual	$1,000.00	$1,040.50	$3.95	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Real Return Bond Fund

Class 1 — Actual	$1,000.00	$1,009.00	$4.13	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	1,009.40	3.89	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Redwood Fund

Class NAV — Actual	$1,000.00	$1,035.80	$5.75	1.14%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%

Science & Technology Fund[4]

Class NAV — Actual	$1,000.00	$983.00	$0.46	1.12%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%

Short Term Government Income Fund

Class NAV — Actual	$1,000.00	$1,001.10	$3.13	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

Small Cap Growth Fund

Class NAV — Actual	$1,000.00	$1,093.90	$5.81	1.12%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%

Small Cap Opportunities Fund

Class 1 — Actual	$1,000.00	$1,160.30	$5.52	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Class NAV — Actual	1,000.00	1,160.60	5.25	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Small Cap Value Fund

Class NAV — Actual	$1,000.00	$1,151.20	$5.92	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%

Small Company Growth Fund

Class NAV — Actual	$1,000.00	$1,147.90	$5.70	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

Small Company Value Fund

Class 1 — Actual	$1,000.00	$1,167.30	$5.75	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Class NAV — Actual	1,000.00	1,167.50	5.48	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

Smaller Company Growth Fund

Class NAV — Actual	$1,000.00	$1,119.10	$5.20	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

Spectrum Income Fund

Class NAV — Actual	$1,000.00	$1,033.80	$3.83	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Strategic Equity Allocation Fund

Class NAV — Actual	$1,000.00	$1,101.30	$2.61	0.50%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Total Return Fund

Class 1 — Actual	$1,000.00	$1,020.60	$3.86	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	1,021.50	3.61	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

11

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2012–	Expense
	9/1/2012	2/28/2013	2/28/2013	Ratio

U.S. High Yield Bond Fund

Class 1 — Actual	$1,000.00	$1,042.30	$4.10	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class NAV — Actual	1,000.00	1,042.60	3.85	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Value Fund

Class NAV — Actual	$1,000.00	$1,148.90	$4.16	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2 The inception date for Asia Total Return Bond Fund is 1-16-13. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (44), and divided by 365 (to reflect the period).

3 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Funds was as follows:

Fund	Range

Core Diversified Growth & Income Portfolio	0.32% – 0.63%
Core Fundamental Holdings Portfolio	0.32% – 0.63%
Core Global Diversification Portfolio	0.10% – 0.63%

4 The inception date for Science & Technology Fund is 2-14-13. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (15), and divided by 365 (to reflect the period).

12

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.3%
U.S. Government - 2.9%
U.S. Treasury, Bond 2.750%, 11/15/2042		$12,685,000	$11,812,906
U.S. Treasury Bonds, Bond
4.375%, 05/15/2041		1,260,000	1,589,766
U.S. Treasury Notes
1.375%, 02/28/2019		2,000,000	2,043,282
1.500%, 07/31/2016		2,740,000	2,839,325
2.000%, 11/15/2021 to 02/15/2023		19,231,000	19,477,837
2.125%, 08/15/2021		915,000	953,888
2.375%, 05/31/2018		3,700,000	3,996,000
2.625%, 08/15/2020 to 11/15/2020		4,415,000	4,815,593
U.S. Treasury Strips, PO
6.862%, 11/15/2030		4,715,000	2,784,934

			50,313,531
U.S. Government Agency - 26.4%
Federal Home Loan Mortgage Corp.
3.500%, 05/01/2042 to 06/01/2042		24,318,947	25,698,288
5.000%, 03/01/2041 to 04/01/2041		7,545,422	8,361,781
6.500%, 06/01/2037 to 09/01/2039		3,812,381	4,228,289
Federal National Mortgage Association
2.428%, 05/01/2035 (P)		795,227	842,594
2.434%, 04/01/2042 (P)		1,277,926	1,332,313
2.496%, 01/01/2036 (P)		487,204	521,016
2.621%, 07/01/2033 (P)		1,006	1,077
2.680%, 04/01/2036 (P)		178,579	187,654
3.000%, TBA (C)		33,000,000	34,168,540
3.000%, 07/01/2027 to 03/01/2043		38,237,908	39,655,827
3.000%, 09/01/2027 (C)		3,858,734	4,063,727
3.500%, TBA (C)		48,000,000	50,760,000
3.500%, 06/01/2042		1,231,493	1,306,441
4.000%, TBA (C)		28,250,000	30,117,167
4.000%, 10/01/2025 to 05/01/2042		42,140,888	45,139,786
4.375%, 03/15/2013		20,000	20,033
4.500%, TBA (C)		50,300,000	54,153,045
4.500%, 02/01/2041 to 04/01/2042		29,080,443	31,456,933
5.000%, 05/01/2018 to 04/01/2041		53,858,214	58,992,778
5.500%, 02/01/2018 to 03/01/2039		33,963,642	37,132,503
6.000%, 09/01/2022 to 02/01/2037		8,789,371	9,732,631
6.250%, 05/15/2029		157,000	222,323
6.500%, 02/01/2036 to 06/01/2039		6,692,230	7,454,577
7.000%, 04/01/2017 to 06/01/2032		11,128	12,799
7.500%, 09/01/2029 to 08/01/2031		2,334	2,736
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	8,155,083
5.000%, 04/15/2035		30,693	33,648
5.500%, 03/15/2035		23,742	26,352
6.000%, 03/15/2033 to 06/15/2033		14,414	16,335
6.500%, 09/15/2028 to 08/15/2031		2,917	3,322
7.000%, 04/15/2029		1,366	1,589
8.000%, 10/15/2026		1,308	1,537

			453,802,724

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $497,576,361)			$504,116,255

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,510,000	1,238,200
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	14,225

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
5.830%, 12/31/2033 (P)	ARS	72,870	$19,642
9.224%, 12/15/2035 (P)		393,449	4,796

			1,276,863
Honduras - 0.0%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,073
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	14,888
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	36,659
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	9,240
9.375%, 04/01/2029		1,000	1,620

			10,860

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,608,815)			$1,351,343

CORPORATE BONDS - 41.0%
Consumer Discretionary - 4.0%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,030,000	1,096,915
Amazon.com, Inc.
2.500%, 11/29/2022		1,005,000	978,273
AMC Entertainment, Inc.
8.750%, 06/01/2019		435,000	476,869
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022 (L)		175,000	178,938
American Standard Americas
10.750%, 01/15/2016 (S)		450,000	460,125
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	720,490
AutoNation, Inc.
5.500%, 02/01/2020		$1,140,000	1,234,050
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,850,000	2,039,625
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)		445,000	442,775
Cablevision Systems Corp.
8.625%, 09/15/2017		295,000	342,200
CBS Corp.
7.875%, 07/30/2030		1,555,000	2,091,083
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,194,750
Cinemark USA, Inc.
7.375%, 06/15/2021		470,000	521,700
8.625%, 06/15/2019		420,000	465,675
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,300,183
Corporacion GEO SAB de CV
8.875%, 03/27/2022 (S)		1,290,000	1,193,250
COX Communications, Inc.
4.625%, 06/01/2013		340,000	343,485
5.450%, 12/15/2014		70,000	75,931
CSC Holdings LLC
7.875%, 02/15/2018		840,000	968,100

The accompanying notes are an integral part of the financial statements.
13

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Darden Restaurants, Inc.
6.800%, 10/15/2037	$835,000	$967,163
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	880,000	974,600
Exide Technologies
8.625%, 02/01/2018 (L)	865,000	722,275
Expedia, Inc.
5.950%, 08/15/2020	1,285,000	1,427,974
Ford Motor Company
4.750%, 01/15/2043	2,150,000	2,042,663
6.625%, 10/01/2028	325,000	379,492
Ford Motor Credit Company LLC
5.000%, 05/15/2018	3,100,000	3,421,296
5.875%, 08/02/2021	555,000	633,172
8.000%, 12/15/2016	1,285,000	1,539,936
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,390,000	1,494,250
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,031,308
Hillman Group, Inc.
10.875%, 06/01/2018	943,000	1,033,764
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	898,745
6.000%, 05/05/2015 (S)	1,030,000	1,125,690
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,395,000	1,429,875
Kia Motors Corp.
3.625%, 06/14/2016 (S)	790,000	837,036
Landry’s, Inc.
9.375%, 05/01/2020 (S)	720,000	772,200
Limited Brands, Inc.
6.625%, 04/01/2021	1,470,000	1,657,425
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	771,000	747,870
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,140,000	1,273,052
Marina District Finance Company, Inc.
9.500%, 10/15/2015	1,005,000	1,033,266
MGM Resorts International
6.750%, 10/01/2020 (S)	840,000	879,900
8.625%, 02/01/2019	1,120,000	1,285,200
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,180,000	1,424,982
6.400%, 12/15/2035	430,000	524,230
6.650%, 11/15/2037	865,000	1,076,624
6.750%, 01/09/2038	2,000	2,428
7.750%, 12/01/2045	9,000	12,452
Petco Holdings Inc., PIK
8.500%, 10/15/2017 (S)	390,000	401,700
QVC, Inc.
5.125%, 07/02/2022	270,000	285,586
Regal Entertainment Group
9.125%, 08/15/2018	275,000	308,688
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	445,000	484,494
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,319,527
7.750%, 10/01/2017 (S)	795,000	861,581
Station Casinos LLC
7.500%, 03/01/2021 (S)	910,000	915,688

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Target Corp.
7.000%, 01/15/2038	$500,000	$713,113
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,130,271
5.500%, 09/01/2041	1,450,000	1,519,587
6.550%, 05/01/2037	550,000	636,711
6.750%, 07/01/2018	2,035,000	2,491,943
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	45,197
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	750,485
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,536,725
7.625%, 04/15/2031	9,000	12,218
Toys R Us Property Company II LLC
8.500%, 12/01/2017	330,000	347,325
Toys R Us, Inc.
10.375%, 08/15/2017	660,000	645,150
Viacom, Inc.
4.375%, 03/15/2043 (S)	1,078,000	1,004,549
6.125%, 10/05/2017	1,500,000	1,782,045
Visteon Corp.
6.750%, 04/15/2019	1,161,000	1,236,465
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	124,650	71,069
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)	1,005,000	1,040,175
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	825,000	879,656
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	486,961
6.875%, 11/15/2037	965,000	1,277,229

		68,957,423
Consumer Staples - 1.8%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,207,125
Alliance One International, Inc.
10.000%, 07/15/2016	2,045,000	2,160,031
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,733
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,205,000	1,565,607
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	807,002
ConAgra Foods, Inc.
3.200%, 01/25/2023	1,055,000	1,052,847
Corporacion Lindley SA
6.750%, 11/23/2021 (S)	300,000	346,050
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	1,110,000	1,162,725
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	345,225	466,649
General Mills, Inc.
5.700%, 02/15/2017	245,000	286,327
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	1,315,000	1,364,313
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	524,459
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,185,117
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)	260,000	267,150

The accompanying notes are an integral part of the financial statements.
14

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Mondelez International, Inc.
6.125%, 02/01/2018	$151,000	$182,088
Nabisco, Inc.
7.550%, 06/15/2015	229,000	262,870
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	302,759
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	960,000	956,400
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,989,440
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	1,165,000	1,234,900
9.875%, 08/15/2019	985,000	1,078,575
Rite Aid Corp.
9.250%, 03/15/2020	1,975,000	2,212,000
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	578,639
Safeway, Inc.
5.000%, 08/15/2019	1,820,000	1,987,329
7.250%, 02/01/2031	680,000	748,245
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,460,000	1,430,800
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	219,634
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	718,665
The Clorox Company
5.000%, 03/01/2013	600,000	600,000
5.950%, 10/15/2017	500,000	592,654
The Kroger Company
6.800%, 12/15/2018	920,000	1,139,993
7.000%, 05/01/2018	580,000	704,268
Tops Holding Corp.
8.875%, 12/15/2017 (S)	488,000	528,260
Vector Group, Ltd.
7.750%, 02/15/2021 (S)	620,000	638,600
YCC Holdings LLC, PIK
10.250%, 02/15/2016	1,110,000	1,144,699

		31,659,953
Energy - 5.4%
Afren PLC
10.250%, 04/08/2019 (S)	710,000	837,410
11.500%, 02/01/2016 (S)	600,000	703,500
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,374,003
8.700%, 03/15/2019	500,000	670,170
Apache Corp.
6.900%, 09/15/2018	455,000	572,506
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	525,000	452,813
7.250%, 06/15/2021 (L)	1,130,000	966,150
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,368,350
BJ Services Company
6.000%, 06/01/2018	880,000	1,071,883
BP Capital Markets PLC
2.500%, 11/06/2022	1,200,000	1,161,334
4.750%, 03/10/2019	1,000,000	1,157,608
BreitBurn Energy Partners LP
7.875%, 04/15/2022	675,000	717,188
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,181,703

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cameron International Corp.
5.950%, 06/01/2041	$1,177,000	$1,446,917
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,630
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,268,175
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,578,679
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,065,291
5.625%, 01/15/2014	400,000	417,100
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,472,820
Eaton Corp.
4.900%, 05/15/2013	450,000	453,922
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	558,187
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	716,720
7.500%, 04/15/2038	600,000	753,990
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,168,818
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	2,079,596
6.500%, 02/01/2042	2,000,000	2,309,222
6.700%, 07/01/2018	1,700,000	2,051,878
9.700%, 03/15/2019	1,230,000	1,665,200
Enersis SA
7.375%, 01/15/2014	12,000	12,549
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	510,507
6.125%, 10/15/2039	1,000,000	1,179,995
6.300%, 09/15/2017	820,000	989,313
6.875%, 03/01/2033	209,000	264,152
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,904,600
EP Energy LLC
7.750%, 09/01/2022	635,000	687,388
EV Energy Partners LP
8.000%, 04/15/2019	1,135,000	1,188,913
Halcon Resources Corp.
8.875%, 05/15/2021 (S)	450,000	483,750
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,593,359
Kerr-McGee Corp.
6.950%, 07/01/2024	1,750,000	2,175,674
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,070,954
5.800%, 03/15/2035	208,000	235,903
7.300%, 08/15/2033	212,000	272,181
7.750%, 03/15/2032	480,000	643,987
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,525,000	1,555,500
8.625%, 04/15/2020	555,000	613,969
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	953,065
MarkWest Energy Partners LP
6.500%, 08/15/2021	793,000	856,440
Nabors Industries, Inc.
5.000%, 09/15/2020	3,000,000	3,166,563

The accompanying notes are an integral part of the financial statements.
15

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company
5.750%, 01/30/2022	$885,000	$951,375
Nexen, Inc.
5.875%, 03/10/2035	212,000	253,254
6.400%, 05/15/2037	2,625,000	3,325,460
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,389,613
5.250%, 03/15/2042	500,000	504,766
6.200%, 08/01/2040	500,000	565,732
NuStar Logistics LP
4.750%, 02/01/2022	2,000,000	1,946,442
6.050%, 03/15/2013	248,000	248,225
8.150%, 04/15/2018	771,000	883,811
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	541,000	589,690
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,516,474
Petro-Canada
6.050%, 05/15/2018	396,000	478,457
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,450,000	1,051,250
Petroleos Mexicanos
4.875%, 01/24/2022	710,000	780,290
Precision Drilling Corp.
6.625%, 11/15/2020	720,000	765,000
Rex Energy Corp.
8.875%, 12/01/2020 (S)	560,000	571,200
Rowan Companies, Inc.
4.875%, 06/01/2022	1,030,000	1,120,666
5.400%, 12/01/2042	1,700,000	1,715,898
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,212,877
6.750%, 02/15/2032	511,000	609,425
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	921,431
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,459,464
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,287,006
Targa Resources Partners LP
6.375%, 08/01/2022	710,000	773,900
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	809,588
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	512,093
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,840,000	1,964,417
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,146,621
6.375%, 12/15/2021	500,000	589,410
6.800%, 03/15/2038	2,000,000	2,289,608
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	605,000	648,863
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,196,963
Williams Partners LP
5.250%, 03/15/2020	1,975,000	2,256,823
WPX Energy, Inc.
6.000%, 01/15/2022	945,000	992,250

		92,939,867

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 15.7%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	$1,830,000	$1,946,192
Aflac, Inc.
8.500%, 05/15/2019	1,145,000	1,559,819
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	375,000	425,156
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	577,468
American Express Bank FSB
6.000%, 09/13/2017	805,000	962,848
American International Group, Inc.
3.800%, 03/22/2017	1,000,000	1,085,920
5.850%, 01/16/2018	1,100,000	1,294,262
6.250%, 03/15/2037	1,700,000	1,848,750
6.400%, 12/15/2020	1,500,000	1,866,204
8.250%, 08/15/2018	680,000	886,369
Aon PLC
4.250%, 12/12/2042 (S)	820,000	797,526
Assurant, Inc.
5.625%, 02/15/2014	209,000	217,966
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,754,373
AXA SA
8.600%, 12/15/2030	820,000	1,054,595
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	355,000	353,225
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	995,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	540,000	576,450
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,205
Bank of America Corp.
3.300%, 01/11/2023	840,000	837,595
3.625%, 03/17/2016	1,250,000	1,326,714
5.000%, 05/13/2021	4,135,000	4,666,004
5.625%, 07/01/2020	1,000,000	1,170,364
5.650%, 05/01/2018	1,000,000	1,160,951
5.700%, 01/24/2022	1,500,000	1,774,746
5.750%, 12/01/2017	849,000	982,697
6.500%, 08/01/2016	840,000	969,347
7.625%, 06/01/2019	685,000	873,897
Bank of America NA
5.300%, 03/15/2017	485,000	543,660
Bank of Ceylon
6.875%, 05/03/2017 (S)	775,000	811,813
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,885,000	2,109,272
10.179%, 06/12/2021 (S)	715,000	968,839
BB&T Corp.
3.200%, 03/15/2016	500,000	534,039
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,121,506
Boston Properties LP
3.700%, 11/15/2018	1,577,000	1,734,312
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	645,000	792,933
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,696,580
7.500%, 05/15/2015	990,000	1,113,408

The accompanying notes are an integral part of the financial statements.
16

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BRE Properties, Inc.
5.500%, 03/15/2017	$1,430,000	$1,624,592
Camden Property Trust
5.000%, 06/15/2015	216,000	233,277
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,065,882
4.750%, 07/15/2021	1,500,000	1,707,779
6.150%, 09/01/2016	1,670,000	1,925,854
6.750%, 09/15/2017	550,000	667,626
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,087,500
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,490,904
4.500%, 01/14/2022	4,565,000	5,203,531
5.850%, 12/11/2034	344,000	405,555
CNA Financial Corp.
5.875%, 08/15/2020	870,000	1,032,942
6.500%, 08/15/2016	985,000	1,135,508
7.250%, 11/15/2023	1,420,000	1,792,176
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)	455,000	482,300
Colonial Realty LP
6.250%, 06/15/2014	211,000	223,526
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	215,777
CubeSmart LP
4.800%, 07/15/2022	800,000	878,307
DDR Corp.
4.625%, 07/15/2022	275,000	297,307
7.500%, 04/01/2017	2,555,000	3,046,743
7.875%, 09/01/2020	345,000	438,877
Discover Bank
7.000%, 04/15/2020	695,000	863,050
Discover Financial Services
5.200%, 04/27/2022	1,600,000	1,810,678
Dresdner Bank AG
7.250%, 09/15/2015	281,000	304,524
Entertainment Properties Trust
7.750%, 07/15/2020	920,000	1,093,841
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,864,535
5.750%, 06/15/2017	775,000	909,252
First Horizon National Corp.
5.375%, 12/15/2015	930,000	1,017,330
General Electric Capital Corp.
0.770%, 08/15/2036 (P)	1,570,000	1,280,399
4.375%, 09/16/2020	885,000	990,901
5.300%, 02/11/2021	485,000	558,272
5.875%, 01/14/2038	305,000	358,398
6.000%, 08/07/2019	970,000	1,183,187
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,309,964
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	614,100
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,185,000	2,053,900

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	$1,875,000	$2,155,001
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,112
5.500%, 03/30/2020	1,900,000	2,219,751
6.000%, 01/15/2019	581,000	686,722
6.625%, 03/30/2040	500,000	639,602
HBOS PLC
6.000%, 11/01/2033 (S)	1,500,000	1,453,560
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
11/01/2013 (Q)(S)	22,000	13,777
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,344,309
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	560,485
4.950%, 01/15/2021	575,000	640,031
6.000%, 11/15/2013	215,000	222,620
6.125%, 04/15/2020	1,805,000	2,129,037
6.200%, 06/01/2016	720,000	821,758
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,121,719
6.500%, 01/17/2017	1,162,000	1,327,686
Highwoods Realty LP
5.850%, 03/15/2017	2,080,000	2,338,685
Host Hotels & Resorts LP
5.250%, 03/15/2022	1,155,000	1,282,235
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,402,631
5.750%, 11/16/2020 (S)	1,080,000	1,193,989
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	437,938
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	759,688
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,156,783
iPayment, Inc.
10.250%, 05/15/2018	1,400,000	1,295,000
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,188,000
6.875%, 04/15/2021	1,630,000	1,886,725
8.500%, 07/15/2019	965,000	1,203,282
Jones Lang Lasalle, Inc.
4.400%, 11/15/2022	390,000	398,036
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,058,600
3.250%, 09/23/2022	2,000,000	2,018,998
4.250%, 10/15/2020	1,810,000	2,002,597
4.500%, 01/24/2022	1,300,000	1,447,432
6.000%, 01/15/2018	2,245,000	2,683,206
6.300%, 04/23/2019	1,267,000	1,552,154
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,569,130
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	691,356
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	1,285,000	1,404,157
7.800%, 03/15/2037 (S)	1,670,000	1,924,675
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,700,247

The accompanying notes are an integral part of the financial statements.
17

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp.
6.250%, 02/15/2020	$1,000,000	$1,213,741
8.750%, 07/01/2019	1,870,000	2,530,000
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,382,000	2,405,820
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	733,131
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	720,000	787,426
Markel Corp.
5.350%, 06/01/2021	1,500,000	1,687,448
Mattamy Group Corp.
6.500%, 11/15/2020 (S)	720,000	717,300
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,935,000	2,346,104
7.750%, 05/14/2038	740,000	999,870
MetLife, Inc.
6.400%, 12/15/2036	990,000	1,070,541
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,647,033
5.125%, 04/10/2013 (S)	405,000	406,906
MModal, Inc.
10.750%, 08/15/2020 (S)	925,000	795,500
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,432,614
Moody’s Corp.
4.500%, 09/01/2022	825,000	829,121
Morgan Stanley
0.753%, 10/18/2016 (P)	830,000	806,832
3.750%, 02/25/2023	1,700,000	1,717,779
4.875%, 11/01/2022	1,140,000	1,203,834
5.500%, 07/24/2020 to 07/28/2021	3,950,000	4,533,490
5.550%, 04/27/2017	2,340,000	2,639,017
5.625%, 09/23/2019	1,000,000	1,157,025
5.750%, 01/25/2021	1,835,000	2,127,816
5.950%, 12/28/2017	290,000	335,828
6.000%, 04/28/2015	1,000,000	1,091,640
6.375%, 07/24/2042	1,245,000	1,521,264
6.625%, 04/01/2018	140,000	166,620
7.300%, 05/13/2019	1,390,000	1,724,430
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	890,319
6.875%, 05/01/2021	680,000	733,550
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	2,720,000	2,971,600
9.625%, 05/01/2019 (S)	915,000	1,041,900
10.875%, 04/01/2015	1,555,000	1,648,300
Nelnet, Inc.
3.686%, 09/29/2036 (P)	1,420,000	1,065,000
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	965,000	982,932
Nordea Bank AB
3.125%, 03/20/2017 (S)	2,200,000	2,334,431
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,004,683
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)	1,165,000	1,151,894
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	580,000	666,908
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	2,280,000	2,274,227

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis International Funding II
4.875%, 02/15/2020 (S)	$2,465,000	$2,518,877
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,548,525
6.250%, 03/15/2017	2,380,000	2,763,635
7.625%, 08/15/2014	760,000	824,565
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	237,007
5.375%, 06/21/2020	700,000	825,532
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,370,000	1,448,775
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,987,000	2,652,645
Rabobank NV
3.950%, 11/09/2022	550,000	559,104
Realogy Corp.
7.875%, 02/15/2019 (S)	515,000	560,063
Realty Income Corp.
3.250%, 10/15/2022	2,270,000	2,228,693
5.375%, 09/15/2017	1,250,000	1,434,725
5.950%, 09/15/2016	560,000	642,275
Regions Financial Corp.
7.750%, 11/10/2014	715,000	788,288
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	1,140,000	1,196,351
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	332,304
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	903,040
Simon Property Group LP
5.750%, 12/01/2015	530,000	593,922
SL Green Realty Corp.
7.750%, 03/15/2020	1,545,000	1,894,331
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	663,000	707,753
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,076,219
Swedbank AB
2.125%, 09/29/2017 (S)	1,420,000	1,448,979
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	388,977
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	601,550
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,948,831
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,075,000	1,340,340
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,046,677
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,710,000	1,866,038

The accompanying notes are an integral part of the financial statements.
18

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	$150,000	$158,970
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	3,455,000	3,933,403
5.375%, 03/15/2020	1,000,000	1,149,883
5.500%, 11/15/2014	447,000	479,622
5.750%, 01/24/2022	3,110,000	3,649,660
5.950%, 01/18/2018	750,000	877,325
6.000%, 05/01/2014	645,000	682,814
6.150%, 04/01/2018	1,000,000	1,181,782
6.750%, 10/01/2037	1,750,000	1,984,689
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	424,802
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	632,757
UBS AG
7.625%, 08/17/2022	1,370,000	1,529,375
Unum Group
7.125%, 09/30/2016	990,000	1,157,258
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,320,000	1,483,510
USB Realty Corp.
1.451%, 01/15/2017 (Q)(S)	1,125,000	975,938
Ventas Realty LP
4.000%, 04/30/2019	1,060,000	1,150,454
4.750%, 06/01/2021	2,015,000	2,230,027
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,060,367
5.000%, 01/15/2022	1,250,000	1,388,321
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,000,000	1,092,500
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	16,256
Wachovia Bank NA
5.850%, 02/01/2037	1,055,000	1,291,215
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,110,628
6.750%, 09/02/2019 (S)	810,000	1,003,107
Weingarten Realty Investors
3.375%, 10/15/2022	2,705,000	2,659,399
Wells Fargo & Company
3.450%, 02/13/2023	700,000	709,181
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,365,000	1,573,163
Weyerhaeuser Company
7.375%, 03/15/2032	1,865,000	2,323,699
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,235,000	3,389,533
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,517,345
WR Berkley Corp.
5.375%, 09/15/2020	830,000	939,001
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,230,800

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Xstrata Finance Canada, Ltd.
4.000%, 10/25/2022 (S)	$1,650,000	$1,671,836

		270,934,528
Health Care - 1.4%
AbbVie, Inc.
2.900%, 11/06/2022 (S)	1,340,000	1,339,520
4.400%, 11/06/2042 (S)	2,000,000	2,034,598
Alere, Inc.
7.250%, 07/01/2018 (S)	1,080,000	1,131,300
8.625%, 10/01/2018	620,000	651,000
Allergan, Inc.
5.750%, 04/01/2016	400,000	457,523
BioScrip, Inc.
10.250%, 10/01/2015	630,000	667,013
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)	415,000	420,188
9.500%, 04/15/2015	347,475	349,647
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,118,863
6.150%, 11/15/2036	500,000	606,485
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	450,843
Covidien International Finance SA
6.000%, 10/15/2017	610,000	733,686
DJO Finance LLC
9.875%, 04/15/2018	240,000	256,200
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,198,000	1,302,825
HCA, Inc.
7.500%, 02/15/2022	1,035,000	1,190,250
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,360,000	1,685,996
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	226,058
Mylan, Inc.
7.875%, 07/15/2020 (S)	1,800,000	2,099,797
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,240,000	1,320,600
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	191,646
6.150%, 02/01/2036	170,000	216,921
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,954
5.700%, 10/15/2040	1,500,000	1,781,250
5.800%, 03/15/2036	115,000	137,112
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,518,204
5.000%, 12/15/2014	208,000	223,434
6.375%, 06/15/2037	415,000	513,176
Zoetis, Inc.
3.250%, 02/01/2023 (S)	695,000	699,363

		23,340,452
Industrials - 4.3%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	935,000	1,002,788
Air Lease Corp.
4.500%, 01/15/2016	295,000	301,638
5.625%, 04/01/2017	290,000	307,400
Aircastle, Ltd.
6.250%, 12/01/2019	695,000	748,863
6.750%, 04/15/2017	435,000	479,588

The accompanying notes are an integral part of the financial statements.
19

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Aircastle, Ltd. (continued)
7.625%, 04/15/2020	$430,000	$493,425
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	403,050	447,385
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,351,898	2,463,613
Avis Budget Car Rental LLC
8.250%, 01/15/2019	340,000	371,450
BC Mountain LLC
7.000%, 02/01/2021 (S)	355,000	365,650
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	693,875
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,101,125
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,033,786
5.500%, 03/15/2016	405,000	459,922
7.150%, 02/15/2019	450,000	583,402
Coleman Cable, Inc.
9.000%, 02/15/2018	825,000	898,219
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	976,197	1,039,650
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	387,513	415,143
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	469,302	516,232
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	57,299	61,023
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,359,780	1,538,319
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	350,813	382,386
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	640,000	672,000
CSX Corp.
7.375%, 02/01/2019	727,000	931,989
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,934,308	2,142,246
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	2,098,620	2,363,676
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	273,549	307,743
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	852,265	946,014
Ducommun, Inc.
9.750%, 07/15/2018	170,000	186,150
Dun & Bradstreet Corp.
3.250%, 12/01/2017	685,000	704,745
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	1,039,075

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	$375,000	$398,438
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	2,010,784
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	256,800
General Electric Company
2.700%, 10/09/2022	1,400,000	1,397,161
4.125%, 10/09/2042	665,000	664,866
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,070,000	1,166,300
Iron Mountain, Inc.
5.750%, 08/15/2024	930,000	927,675
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	1,095,000	1,208,606
Masco Corp.
5.850%, 03/15/2017	705,000	768,853
7.125%, 03/15/2020	840,000	983,809
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,305,000	1,370,250
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	364,674	387,028
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	916,493	1,032,246
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	836,000	948,860
7.125%, 06/26/2042 (S)	1,420,000	1,636,550
7.500%, 09/14/2015 (Q)(S)	620,000	655,650
Owens Corning
4.200%, 12/15/2022	2,555,000	2,618,581
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,195,886
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	1,320,000	1,334,808
3.750%, 05/11/2017 (S)	1,365,000	1,441,855
Ply Gem Industries, Inc.
9.375%, 04/15/2017	245,000	264,906
Steelcase, Inc.
6.375%, 02/15/2021	1,350,000	1,491,519
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	675,000	683,438
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,145,000	3,771,950
Textron, Inc.
5.600%, 12/01/2017	1,126,000	1,272,482
7.250%, 10/01/2019	710,000	861,602
The ADT Corp.
4.125%, 06/15/2023 (S)	1,000,000	1,023,660
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,731,863
The Hertz Corp.
6.750%, 04/15/2019	1,705,000	1,837,138
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)	1,155,000	1,201,200
Tutor Perini Corp.
7.625%, 11/01/2018	980,000	1,033,900
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	554,703
6.550%, 10/01/2017	730,000	872,697

The accompanying notes are an integral part of the financial statements.
20

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
UAL 2007-1 Class C Pass Through Trust
2.758%, 07/02/2014 (P)	$2,006,244	$1,986,181
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	279,736	323,095
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	864,978	1,001,212
Union Pacific Corp.
4.163%, 07/15/2022	686,000	771,063
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	853,489	930,303
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	530,000	590,950
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	1,435,000	1,492,400
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,170,000	1,339,650
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,285,000	1,500,238

		73,939,676
Information Technology - 0.4%
Aspect Software, Inc.
10.625%, 05/15/2017	1,480,000	1,450,400
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,510,000	1,615,700
Computer Sciences Corp.
4.450%, 09/15/2022	695,000	728,894
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	960,000	1,034,400
Science Applications International Corp.
5.500%, 07/01/2033	825,000	818,352
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,174,750

		6,822,496
Materials - 3.0%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	163,581
5.870%, 02/23/2022	650,000	691,222
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	435,713
9.375%, 06/01/2019	1,115,000	1,435,837
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,451,250
ArcelorMittal
6.000%, 03/01/2021	1,000,000	1,061,543
6.750%, 02/25/2022	1,000,000	1,101,407
10.350%, 06/01/2019	875,000	1,104,931
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	802,275	870,468
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,971,200
CF Industries, Inc.
7.125%, 05/01/2020	1,800,000	2,250,634
Commercial Metals Company
7.350%, 08/15/2018	820,000	908,150
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	995,000	1,077,088
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	214,273

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Eastman Chemical Company
4.500%, 01/15/2021	$1,000,000	$1,109,196
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	990,000	1,014,750
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)	520,000	535,600
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,660,000	1,767,950
8.250%, 11/01/2019 (S)	425,000	469,625
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,400,000	1,661,505
7.250%, 06/01/2028	490,000	644,862
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	1,006,877
International Paper Company
9.375%, 05/15/2019	1,025,000	1,409,339
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	467,500
LyondellBasell Industries NV
5.000%, 04/15/2019	650,000	724,750
Magnesita Finance, Ltd.
8.625%, 04/29/2049 (Q)(S)	1,120,000	1,187,501
Metinvest BV
8.750%, 02/14/2018 (S)	1,170,000	1,195,565
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	588,300
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	470,000	471,293
Polymer Group, Inc.
7.750%, 02/01/2019	275,000	297,688
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	437,675
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,105,000	1,154,725
8.250%, 01/15/2021 (S)	630,000	661,500
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	6,000	6,532
Rock-Tenn Company
4.000%, 03/01/2023 (S)	1,555,000	1,563,282
Severstal Columbus LLC
10.250%, 02/15/2018	245,000	263,375
Southern Copper Corp.
5.250%, 11/08/2042	1,150,000	1,111,997
SunCoke Energy, Inc.
7.625%, 08/01/2019	645,000	682,088
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	1,115,000	1,232,075
Temple-Inland, Inc.
6.625%, 01/15/2018	1,535,000	1,841,054
The Dow Chemical Company
3.000%, 11/15/2022	1,730,000	1,692,255
4.125%, 11/15/2021	1,700,000	1,837,243
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	871,125
Vale Overseas, Ltd.
6.875%, 11/10/2039	580,000	690,292
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,090,153
Vulcan Materials Company
7.500%, 06/15/2021	310,000	362,700
Walter Energy, Inc.
9.875%, 12/15/2020 (S)	935,000	1,016,813

The accompanying notes are an integral part of the financial statements.
21

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Westvaco Corp.
7.950%, 02/15/2031		$1,755,000	$2,148,557
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		1,500,000	1,579,896
4.950%, 11/15/2021 (S)		1,100,000	1,185,760

			50,718,695
Telecommunication Services - 2.4%
American Tower Corp.
4.700%, 03/15/2022		1,100,000	1,193,960
5.900%, 11/01/2021		1,500,000	1,768,715
AT&T, Inc.
4.350%, 06/15/2045 (S)		762,000	717,155
5.100%, 09/15/2014		16,000	17,071
5.350%, 09/01/2040		257,000	281,535
5.550%, 08/15/2041		800,000	902,518
5.600%, 05/15/2018		500,000	596,570
5.625%, 06/15/2016		12,000	13,745
6.300%, 01/15/2038		500,000	609,328
BellSouth Corp.
6.000%, 11/15/2034		820,000	915,411
6.550%, 06/15/2034		420,000	495,070
CenturyLink, Inc.
5.800%, 03/15/2022		1,395,000	1,419,078
6.450%, 06/15/2021		980,000	1,045,568
7.600%, 09/15/2039		1,850,000	1,817,662
7.650%, 03/15/2042		1,000,000	976,540
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		970,000	1,050,025
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,211,754
4.883%, 08/15/2020 (S)		1,845,000	2,105,110
6.113%, 01/15/2020 (S)		1,330,000	1,615,492
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,077,644
8.750%, 06/15/2030		227,000	328,187
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		650,000	693,225
Digicel, Ltd.
7.000%, 02/15/2020 (S)		320,000	338,400
Embarq Corp.
7.995%, 06/01/2036		2,082,000	2,209,448
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,660,000	1,795,557
7.628%, 06/15/2016 (S)		2,020,000	2,202,648
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		1,188,000	1,271,066
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,950,000	1,031,942
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,038,515
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,273,925
5.101%, 04/17/2017 (S)		1,065,000	1,195,016
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	909,000
8.750%, 03/15/2032		685,000	804,875
Telecom Italia Capital SA
6.999%, 06/04/2018		1,075,000	1,216,962
7.200%, 07/18/2036		960,000	964,800
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,108,235
6.900%, 04/15/2038		450,000	594,523

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon New York, Inc.
7.000%, 12/01/2033	$735,000	$759,037
West Corp.
11.000%, 10/15/2016	1,065,000	1,107,600

		41,672,912
Utilities - 2.6%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	2,385,000	2,775,739
American Water Capital Corp.
6.085%, 10/15/2017	600,000	717,700
Appalachian Power Company
5.800%, 10/01/2035	39,000	45,491
7.000%, 04/01/2038	425,000	571,461
Arizona Public Service Company
5.500%, 09/01/2035	222,000	267,153
Beaver Valley II Funding
9.000%, 06/01/2017	943,000	956,663
BVPS II Funding Corp.
8.890%, 06/01/2017	176,000	192,300
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	14,028
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	227,075
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,219,420
CMS Energy Corp.
5.050%, 03/15/2022	1,930,000	2,172,479
Commonwealth Edison Company
5.800%, 03/15/2018	2,130,000	2,572,067
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	575,750
DPL, Inc.
7.250%, 10/15/2021	1,575,000	1,689,188
Electricite de France SA
5.250%, 01/29/2049 (P)(S)	655,000	645,044
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,090,907
Exelon Generation Company LLC
5.600%, 06/15/2042	923,000	1,006,690
6.250%, 10/01/2039	510,000	594,313
FirstEnergy Corp.
7.375%, 11/15/2031	676,000	802,837
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,980,000	2,098,899
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,395,000	1,485,675
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,195,000	1,355,028
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	15,989
NextEra Energy Capital Holdings, Inc.
6.650%, 06/15/2067 (P)	575,000	615,250
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	692,250
NRG Energy, Inc.
7.625%, 01/15/2018	1,190,000	1,364,038
8.250%, 09/01/2020	1,085,000	1,227,406
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,790,729

The accompanying notes are an integral part of the financial statements.
22

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
8.250%, 10/15/2018	$455,000	$615,322
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,203,660
PNM Resources, Inc.
9.250%, 05/15/2015	1,916,000	2,184,240
PNPP II Funding Corp.
9.120%, 05/30/2016	439,000	455,606
PPL Capital Funding, Inc.
3.500%, 12/01/2022	1,530,000	1,544,511
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,365,313
PSEG Power LLC
8.625%, 04/15/2031	214,000	312,082
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,207,021
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	141,936	149,230
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,348,118
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	972,686
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	845,000	934,725
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,436
TransAlta Corp.
6.650%, 05/15/2018	580,000	678,083
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	803,946
W3A Funding Corp.
8.090%, 01/02/2017	1,021,174	1,051,883
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,075,000	1,166,913

		44,791,344

TOTAL CORPORATE BONDS (Cost $646,427,565)		$705,777,346

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Allfirst Preferred Capital Trust
1.804%, 07/15/2029 (P)	310,000	248,000
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	2,245,000	2,247,806
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,662,375
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,179,900

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$525,000	$601,781
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	2,220,000	2,250,145
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	695,000	695,000
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,170,000
State Street Capital Trust IV
1.308%, 06/15/2037 (P)	2,335,000	1,873,838
SunTrust Preferred Capital I
4.000%, 04/12/2013 (Q)	102,000	86,445
USB Capital IX
3.500%, 04/12/2013 (Q)	1,525,000	1,406,813
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	960,000	1,022,400
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,468,100

		15,912,603

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $14,968,102)		$15,912,603

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	524,470

TOTAL CONVERTIBLE BONDS (Cost $316,074)		$524,470

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.1%
CCM Merger, Inc.
6.000%, 03/01/2017	390,607	393,537
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,274,696	1,277,883

		1,671,420
Financials - 0.1%
iStar Financial, Inc.
4.500%, 10/16/2017	345,805	345,805
Ocwen Financial Corp.-,
TBD 01/22/2018 (T)	220,000	222,530
Walter Investment Management Corp.
5.750%, 11/28/2017	543,125	548,669

		1,117,004
Industrials - 0.1%
Consolidated Precision Product
5.750%, 12/20/2019	500,000	505,000
Delta Air Lines, Inc.
5.250%, 10/18/2018	800,000	809,500

		1,314,500

The accompanying notes are an integral part of the financial statements.
23

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.0%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	$768,075	$777,356

TOTAL TERM LOANS (Cost $4,794,529)		$4,880,280

MUNICIPAL BONDS - 0.2%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	790,371
State of Illinois 5.100%, 06/01/2033	1,055,000	1,045,653
The George Washington University
(District of Columbia)
5.095%, 09/15/2032 (P)	1,110,000	1,112,220

TOTAL MUNICIPAL BONDS (Cost $2,679,814)		$2,948,244

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.8%
Commercial & Residential - 14.8%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.050%, 12/25/2046	14,328,245	1,258,842
American Home Mortgage Assets LLC,,
Series 2006-6, Class A1A
0.392%, 12/25/2046 (P)	363,600	230,996
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.473%, 02/25/2045 (P)	267,472	262,360
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,735,000	1,763,369
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,695,000	1,722,813
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	910,744
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,330,000	4,061,804
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.092%, 10/10/2045 (S)	61,871,202	202,938
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	54,470
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,222,910
Series 2007-1, Class A3,
5.449%, 01/15/2049	1,043,023	1,069,715
Series 2007-3, Class AM,
5.592%, 06/10/2049 (P)	1,000,000	1,121,941
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	851,820	867,842
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,500,000	2,826,463
Series 2006-2, Class AM,
5.767%, 05/10/2045 (P)	1,440,000	1,615,510
Series 2007-4, Class AM,
5.812%, 02/10/2051 (P)	1,000,000	1,139,797
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,295,000	2,591,668
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.702%, 01/25/2038 (P)(S)	2,240,000	1,179,931
Bear Stearns Alt-A Trust
Series 2005-1, Class A1,
0.762%, 01/25/2035 (P)	1,748,563	1,677,241

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-5, Class 1A4,
0.762%, 07/25/2035 (P)	$1,739,794	$1,603,207
Series 2004-12, Class 1A1,
0.902%, 01/25/2035 (P)	1,715,653	1,645,800
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	1,387,329	1,444,936
Series 2003-AC4, Class A,
5.500%, 09/25/2033	1,437,099	1,494,172
Bear Stearns Commercial Mortgage
Securities, Series 2007-PW17, Class AJ
5.888%, 06/11/2050 (P)	1,120,000	1,039,009
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.242%, 06/11/2041 (S)	56,106,581	746,835
Series 2006-T24, Class X2 IO,
0.445%, 10/12/2041 (S)	17,535,390	56,972
Series 2004-PWR6, Class X1 IO,
0.648%, 11/11/2041 (S)	43,328,998	563,580
Series 2004-T16, Class X1 IO,
0.768%, 02/13/2046 (S)	414,693	4,570
Series 2004-PWR5, Class X1 IO,
0.849%, 07/11/2042 (S)	312,537	4,110
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.412%, 12/25/2036 (P)	1,287,003	789,893
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.534%, 03/10/2033 (S)	46,410,000	2,001,932
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.468%, 04/15/2044 (S)	13,251,923	745,845
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.742%, 03/15/2049 (P)	2,525,000	2,848,766
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.219%, 07/15/2044 (P)	545,000	554,707
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
1.950%, 12/10/2045	14,740,659	1,807,043
Series 2012-CR2, Class XA IO,
1.968%, 08/15/2045	18,258,575	2,337,591
Series 2012-LC4, Class XA IO,
2.523%, 12/10/2044 (S)	6,190,866	956,557
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	186,992	187,765
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,237,805
Series 2012-LC4, Class C,
5.649%, 12/10/2044 (P)	2,055,000	2,384,289
Series 2007-C9, Class A4,
5.800%, 12/10/2049 (P)	3,325,000	3,904,338
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.593%, 07/20/2034 (P)	678,557	687,792

The accompanying notes are an integral part of the financial statements.
24

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.336%, 02/15/2038 (S)	$66,167,664	$377,288
Series 2005-C1, Class A3,
4.813%, 02/15/2038	198,547	202,453
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.404%, 02/15/2039 (P)	1,840,947	1,857,628
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,872,424	3,086,948
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,358,992
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,153,586
Series 2013-ESFL, Class DFL,
3.348%, 12/05/2031 (P)(S)	750,000	768,406
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	1,200,000	1,264,887
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.366%, 08/25/2034 (P)	1,019,813	998,719
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	2,027,923
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,470,705
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.420%, 12/25/2048 (P)(S)	875,000	946,667
Series 2011-K10, Class B,
4.597%, 11/25/2049 (P)(S)	1,055,000	1,155,598
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.545%, 06/10/2048 (S)	1,007,739	8,983
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,247,542
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,718,623
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.568%, 08/19/2034 (P)	1,557,270	1,509,192
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.862%, 07/10/2038 (P)	2,490,000	2,791,656
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.678%, 12/10/2043 (S)	61,008,749	1,331,211
Series 2005-GG4, Class XC IO,
0.746%, 07/10/2039 (S)	1,438,719	19,669
Series 2013-KYO, Class D,
2.802%, 11/08/2029 (P)(S)	1,815,000	1,822,986
Series 2011-ALF, Class XA1 IO,
3.364%, 02/10/2021 (S)	14,239,459	257,734
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,515,000
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,187,413
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,299,895

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2007-GG10, Class A4,
5.791%, 08/10/2045 (P)	$2,000,000	$2,285,752
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.657%, 09/25/2035 (P)	2,462,935	2,422,215
Series 2006-AR1, Class 3A1,
3.171%, 01/25/2036 (P)	557,592	509,757
Series 2004-9, Class B1,
3.205%, 08/25/2034 (P)	272,089	123,689
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	5,661,747	40,198
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	6,831,321	48,502
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	7,895,513	56,058
Series 2005-11, Class X IO,
2.072%, 08/19/2045	5,300,973	321,456
Series 2004-11, Class X1 IO,
2.112%, 01/19/2035	9,747,271	735,016
Series 2005-8, Class 1X IO,
2.255%, 09/19/2035	6,093,528	495,792
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.675%, 10/25/2036	22,933,995	1,208,622
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	17,194,361	1,225,614
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.321%, 02/15/2046 (S)	26,987,283	1,620,586
Series 2012-HSBC Class XA IO,
1.431%, 07/05/2032 (S)	28,405,000	3,272,909
Series 2011-C4, Class XA IO,
1.588%, 07/15/2046 (S)	35,428,250	2,409,404
Series 2012-PHH, Class D,
3.469%, 10/15/2025 (P)(S)	815,000	826,033
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	1,113,272	1,115,283
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,961,564
Series 2005-LDP5, Class A4,
5.196%, 12/15/2044 (P)	2,025,000	2,226,771
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	931,262	947,960
Series 2005-LDP5, Class A3,
5.225%, 12/15/2044 (P)	5,100,000	5,239,771
Series 2005-LDP5, Class AM,
5.238%, 12/15/2044 (P)	5,230,000	5,829,274
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	292,264	295,622
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,411,066
Series 2005-LDP5, Class G,
5.351%, 12/15/2044 (P)(S)	1,000,000	791,715
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	4,590,000	4,940,713
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,566,568
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,974,999

The accompanying notes are an integral part of the financial statements.
25

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	$3,350,000	$3,810,980
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	872,568
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	4,700,000	5,034,461
Series 2006-LDP7, Class AM,
5.868%, 04/15/2045 (P)	2,330,000	2,648,245
Series 2007-LD12, Class AM,
6.003%, 02/15/2051 (P)	4,890,000	5,529,984
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.808%, 02/15/2040 (S)	448,753	6,196
Series 2004-C1, Class XCL IO,
0.865%, 01/15/2036 (S)	18,769,688	159,092
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,624,685
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,055,276
Series 2006-C6, Class AM,
5.413%, 09/15/2039	3,060,000	3,438,390
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,470,000	3,921,294
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.671%, 04/21/2034 (P)	469,077	487,318
Series 2004-8, Class 5A1,
2.728%, 08/25/2034 (P)	405,935	405,812
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,213,703	1,296,026
Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1,
3.386%, 09/25/2037 (P)	481,077	253,235
Series 2007-3, Class M2,
3.386%, 09/25/2037 (P)	100,779	13,671
Series 2007-3, Class M3,
3.386%, 09/25/2037 (P)	39,280	1,471
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.114%, 07/12/2038 (S)	160,706,643	807,872
Series 2006-C2, Class X IO,
0.357%, 08/12/2043 (S)	18,211,484	188,416
Series 2008-C1, Class X IO,
0.460%, 02/12/2051 (S)	67,056,935	1,089,675
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	33,708
Series 2007-C1, Class AM,
5.850%, 06/12/2050 (P)	1,220,000	1,240,231
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class AM 5.419%, 08/12/2048	2,740,000	2,937,576
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM
5.526%, 03/12/2051 (P)	1,500,000	1,546,022
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA,
1.771%, 02/15/2046	8,740,201	999,529

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2012-C5, Class XA IO,
1.933%, 08/15/2045 (S)	$19,367,521	$2,176,328
Series 2012-C6, Class XA IO,
2.192%, 11/15/2045 (S)	14,940,376	1,903,822
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,057,033
Series 2013-C7, Class C,
4.190%, 02/15/2046 (P)	1,860,000	1,949,403
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.624%, 12/13/2041 (S)	1,132,106	11,131
Series 2005-IQ9, Class X1 IO,
1.074%, 07/15/2056 (S)	533,988	11,842
Series 2011-C3, Class XA IO,
1.379%, 07/15/2049 (S)	21,886,698	1,251,941
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,548,786
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	1,704,716	1,716,121
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	403,230	403,127
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,910,799
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,280,000	3,746,478
Series 2006-HQ8, Class AM,
5.466%, 03/12/2044 (P)	2,945,000	3,284,532
Series 2007-IQ14, Class AM,
5.710%, 04/15/2049 (P)	2,410,000	2,490,588
Series 2006-T23, Class A4,
5.818%, 08/12/2041 (P)	630,000	721,053
MortgageIT Trust, Series 2005-2,
Class 1A2 0.532%, 05/25/2035 (P)	1,677,358	1,560,206
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,710,812
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.461%, 12/25/2045	15,013,799	974,396
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	5,413	5,335
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.401%, 05/20/2035 (P)	4,159	3,759
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A,
2.220%, 10/25/2057 (P)(S)	1,378,890	1,395,161
Series 2012-3A, Class M1,
2.660%, 12/25/2059 (P)(S)	810,000	813,413
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.692%, 03/25/2033 (P)	853,475	611,652
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.862%, 03/25/2044 (P)	1,859,627	1,854,838
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,030,404
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,353,707
Series 2012-C1, Class C,
5.536%, 05/10/2045 (P)(S)	815,000	928,368

The accompanying notes are an integral part of the financial statements.
26

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
UBS-Barclays
Commercial Mortgage Trust
Series 2012-C2, Class XA IO,
1.822%, 05/10/2063 (S)	$25,692,411	$2,697,087
Series 2012-C4, Class B,
3.718%, 12/10/2045 (P)(S)	1,750,000	1,800,344
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.274%, 03/15/2042 (S)	59,441,213	318,189
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	40,537
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,778,725
Series 2005-C21, Class AJ,
5.240%, 10/15/2044 (P)	2,170,000	2,322,056
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	3,470,000	3,790,940
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 5.937%, 03/23/2045 (P)(S)	178,539	180,080
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.492%, 12/25/2045 (P)	2,475,264	2,256,453
Series 2005-AR2, Class 2A3,
0.552%, 01/25/2045 (P)	1,400,513	1,315,612
Series 2005-AR8, Class 2AB3,
0.562%, 07/25/2045 (P)	1,074,790	988,842
Series 2005-AR8, Class X IO,
1.000%, 07/25/2045	20,113,745	1,190,171
Series 2004-AR13, Class X IO,
1.427%, 11/25/2034	23,367,238	1,171,533
Series 2005-AR13, Class X IO,
1.468%, 10/25/2045	74,162,203	4,098,196
Series 2005-AR1, Class X IO,
1.478%, 01/25/2045	13,548,886	772,854
Series 2005-AR6, Class X IO,
1.621%, 04/25/2045	17,641,466	1,031,968
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	11,773	10,968
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.670%, 04/25/2035 (P)	1,652,473	1,622,947
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.699%, 03/15/2044 (S)	25,310,684	2,041,762
Series 2012-C10, Class XA IO,
1.854%, 12/15/2045 (S)	9,098,736	1,128,771
Series 2012-C9 XA IO,
2.283%, 11/15/2045 (S)	27,551,368	3,945,879

		254,442,163
U.S. Government Agency - 6.0%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.373%, 11/25/2020	57,461,899	1,250,911
Series K010, Class X1 IO,
0.405%, 10/25/2020	40,157,240	801,980
Series K014, Class X1 IO,
1.269%, 04/25/2021	5,612,865	470,302

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K022, Class X1 IO,
1.309%, 07/25/2022	$18,939,484	$1,821,600
Series KAIV, Class X1 IO,
1.393%, 06/25/2021	26,750,500	2,269,325
Series K017, Class X1 IO,
1.455%, 12/25/2021	8,624,842	857,973
Series K018, Class X1 IO,
1.464%, 01/25/2022	11,045,366	1,107,894
Series K708, Class X1 IO,
1.512%, 01/25/2019	17,500,991	1,360,142
Series K021, Class X1 IO,
1.514%, 06/25/2022	17,065,959	1,900,141
Series K709, Class X1 IO,
1.546%, 03/25/2019	9,729,625	779,567
Series K707, Class X1 IO,
1.559%, 12/25/2018	11,685,980	911,366
Series K705, Class X1 IO,
1.760%, 09/25/2018	15,926,732	1,354,234
Series K710, Class X1 IO,
1.784%, 05/25/2019	21,341,128	2,011,508
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,007,352
Series 4042, Class PI IO,
3.000%, 05/15/2027	18,446,875	1,984,223
Series 4069, Class PI IO,
3.000%, 06/15/2027	23,267,335	2,427,639
Series 3632, Class AP,
3.000%, 02/15/2040	4,546,498	4,823,880
Series 4068, Class BH,
3.000%, 06/15/2040	3,132,893	3,271,643
Series 4060, Class HC,
3.000%, 03/15/2041	3,548,942	3,751,126
Series 4065, Class QA,
3.000%, 08/15/2041	2,488,597	2,612,750
Series 3956, Class DJ,
3.250%, 10/15/2036	2,777,678	2,843,390
Series 290, Class IO,
3.500%, 11/15/2032	5,632,293	1,172,176
Series 4068, Class AP,
3.500%, 06/15/2040	3,775,323	4,005,867
Series 3630, Class BI IO,
4.000%, 05/15/2027	200,530	5,040
Series 3908, Class PA,
4.000%, 06/15/2039	1,648,668	1,755,619
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,475,743	843,471
Series 3623, Class LI IO,
4.500%, 01/15/2025	448,282	35,596
Series 3830, Class NI IO,
4.500%, 01/15/2036	7,700,499	878,941
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,771,577	170,857
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,259,262	821,513
Series 4077, Class IK IO,
5.000%, 07/15/2042	3,203,549	882,998
Series 3581, Class IO,
6.000%, 10/15/2039	498,200	70,089
Series T-41, Class 3A,
6.695%, 07/25/2032 (P)	2,440	2,762

The accompanying notes are an integral part of the financial statements.
27

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.644%, 02/25/2022	$15,643,997	$702,885
Series 2012-38, Class PA,
2.000%, 09/25/2041	3,178,702	3,226,198
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,795,760	3,856,526
Series 2012-MB, Class X1 IO,
2.253%, 12/25/2019	13,598,508	1,360,109
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	12,293,096	1,498,410
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,647,333	1,136,298
Series 2011-118, Class CD,
3.500%, 10/25/2039	7,641,968	8,106,217
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,152,135	1,257,486
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,736,503	5,169,504
Series 2011-146, Class MA,
3.500%, 08/25/2041	2,890,245	3,113,681
Series 2012-98, Class JP,
3.500%, 03/25/2042	3,661,762	3,993,514
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,660,190	1,172,357
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	560,691	14,364
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	593,408	18,720
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,431,160	143,398
Series 402, Class 3 IO,
4.000%, 11/25/2039	885,039	91,162
Series 2011-86, Class NA,
4.000%, 01/25/2041	5,446,333	5,846,753
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,283,749	3,492,825
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	683,759	57,183
Series 398, Class C3 IO,
4.500%, 05/25/2039	719,016	57,982
Series 401, Class C2 IO,
4.500%, 06/25/2039	567,213	51,377
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,414,110	160,115
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	750,608	64,066
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,692,402	166,010
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	1,283,347	142,474
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	1,595,346	141,890
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,525,929	358,024
Series 407, Class 16 IO,
5.000%, 01/25/2040	500,715	54,475
Series 407, Class 17 IO,
5.000%, 01/25/2040	490,541	59,560
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,985,948	355,445

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 8 IO,
5.000%, 03/25/2041	$973,174	$143,354
Series 407, Class C6 IO,
5.500%, 01/25/2040	8,639,917	1,448,245
Series 2001-50, Class BA,
7.000%, 10/25/2041	587	623
Series 2002-W3, Class A5,
7.500%, 11/25/2041	20,323	24,196
Government National
Mortgage Association
0.851%, 02/16/2053	22,516,330	1,752,176
Series 2012-70, Class IO,
0.963%, 08/16/2052	15,428,982	1,088,283
Series 2012-120, Class IO,
1.012%, 02/16/2053	17,895,551	1,556,895
Series 2012-114, Class IO,
1.027%, 01/16/2053	23,346,649	2,299,738
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	1,383,458	81,579

		104,527,972

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $342,666,680)		$358,970,135

ASSET BACKED SECURITIES - 3.6%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.562%, 09/25/2034 (P)	519,859	509,838
Series 2005-4, Class M1,
0.652%, 10/25/2035 (P)	2,220,000	1,891,704
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1,
0.652%, 03/25/2035 (P)	1,243,850	1,226,008
Series 2005-R3, Class M2,
0.672%, 05/25/2035 (P)	1,480,000	1,344,139
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	117	118
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.752%, 05/25/2034 (P)	1,198,032	1,174,796
Series 2003-W10, Class M1,
1.282%, 01/25/2034 (P)	913,316	891,590
Series 2004-W1, Class M3,
2.377%, 03/25/2034 (P)	6,104	4,644
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.622%, 03/25/2035 (P)	1,504,395	1,461,263
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035	960,593	971,604
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.402%, 01/25/2036 (P)	1,702,632	1,588,553
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.554%, 02/28/2041 (P)	543,689	539,341
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041	1,275,000	1,367,671

The accompanying notes are an integral part of the financial statements.
28

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.442%, 07/25/2036 (P)(S)	$2,405,810	$2,158,038
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.262%, 10/25/2036 (P)	104,161	85,002
Series 2005-OPT2, Class M2,
0.652%, 05/25/2035 (P)	914,394	886,780
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.054%, 06/25/2037	1,037,206	1,054,190
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.382%, 06/25/2036 (P)	1,614,896	1,604,156
Series 2004-10, Class AF5B,
5.113%, 02/25/2035	1,760,959	1,800,579
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.642%, 04/25/2036 (P)	1,809,120	1,776,429
Series 2006-MH1, Class B1,
5.810%, 10/25/2036 (S)	460,000	232,292
CSMC Trust, Series 2006-CF2, Class M1
0.672%, 05/25/2036 (P)(S)	1,655,000	1,602,249
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,471,675	6,172,586
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.662%, 11/25/2035 (P)	1,850,000	1,694,913
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.967%, 06/25/2035 (P)	820,000	778,621
GSAA Trust, Series 2005-10, Class M3
0.752%, 06/25/2035 (P)	2,180,000	2,033,652
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.502%, 03/25/2035 (P)(S)	2,472,636	2,365,561
Home Equity Asset Trust
Series 2005-6, Class M1,
0.672%, 12/25/2035 (P)	1,025,000	1,004,902
Series 2005-5, Class M1,
0.682%, 11/25/2035 (P)	1,125,000	1,098,246
Leaf Receivables Funding 6 LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	135,366	134,730
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.902%, 08/25/2037 (P)	643,957	623,238
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.952%, 09/25/2035 (P)	640,103	599,809
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.652%, 03/25/2035 (P)	840,000	814,798
Series 2005-3, Class M1,
0.682%, 07/25/2035 (P)	748,000	735,310
NovaStar Home Equity Loan,
Series 2004-4, Class M3
1.282%, 03/25/2035 (P)	1,675,740	1,633,180
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.722%, 01/25/2036 (P)	1,900,634	1,866,047
Series 2004-WHQ2, Class M2,
0.832%, 02/25/2035 (P)	2,286,611	2,260,180

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 1.072%, 01/25/2035 (P)	$1,300,000	$1,275,387
RAMP Trust, Series 2005-RS3, Class M1
0.622%, 03/25/2035 (P)	985,000	926,772
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	231,870	232,741
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,545,000	1,504,597
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,406,868	1,585,618
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.382%, 05/25/2036 (P)	817,699	729,744
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.502%, 12/25/2036 (P)	3,450,000	3,314,719
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	1,357,363	1,359,484
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,881,365	1,897,827
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	397,611	398,481

TOTAL ASSET BACKED SECURITIES (Cost $57,244,202)		$61,212,127

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	166	14,940
Financials - 0.0%
BTA Bank JSC, GDR (S)	17	17

TOTAL COMMON STOCKS (Cost $18,799)		$14,957

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.0%
Greektown
Superholdings, Inc., Series A (I)	3,249	$292,410
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	462,656
Financials - 0.5%
Ally Financial, Inc., 7.300%	28,855	728,300
Bank of America Corp.,
Series MER, 8.625%	69,475	1,768,834
Citigroup Capital XIII (7.875% to
10/302015, then
3 month LIBOR + 6.370%)	8,200	231,650
Discover Financial Services, 6.500% (L)	31,500	801,990
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	1,041,828
PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	58,350	1,616,295
Regions Financial Corp., 6.375%	54,355	1,357,788
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	46,575	1,259,854

		8,806,539
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	643,125

The accompanying notes are an integral part of the financial statements.
29

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Industrials (continued)
United Technologies Corp., 7.500%	17,493	$1,018,967

		1,662,092
Materials - 0.0%
ArcelorMittal, 6.000%	7,805	182,637
Utilities - 0.1%
Duke Energy Corp., 5.125%	30,780	771,039

TOTAL PREFERRED SECURITIES (Cost $11,555,999)		$12,177,373

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	288,400

TOTAL ESCROW CERTIFICATES (Cost $221,682)		$288,400

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	282,292	$2,825,296

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,824,637)		$2,825,296

SHORT-TERM INVESTMENTS - 12.7%
Money Market Funds - 11.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	205,966,425	205,966,425
Repurchase Agreement - 0.8%
Repurchase Agreement with State
Street Corp. dated 02/28/2013 at
0.010% to be repurchased at
$13,284,004 on 03/01/2013,
collateralized by $13,535,000 Federal
Home Loan Bank, 0.500% due
08/28/2013 (valued at $13,551,919,
including interest)	$13,284,000	$13,284,000

TOTAL SHORT-TERM INVESTMENTS (Cost $219,250,425)		$219,250,425

Total Investments (Active Bond Fund)
(Cost $1,802,153,684) - 109.8%		$1,890,249,254
Other assets and liabilities, net - (9.8%)		(168,566,879)

TOTAL NET ASSETS - 100.0%		$1,721,682,375

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 12.8%
Diversified Consumer Services - 0.0%
Ascent Capital Group, Inc., Class A (I)	1,900	$130,321
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (I)	12,800	384,000
Marriott International, Inc., Class A	172,400	6,801,180
Marriott Vacations Worldwide Corp. (I)	17,300	713,798
Multimedia Games Holding Company, Inc. (I)	7,200	134,640
Six Flags Entertainment Corp. (L)	33,400	2,231,454

		10,265,072

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.8%
Mohawk Industries, Inc. (I)	11,300	$1,198,026
NACCO Industries, Inc., Class A	14,300	830,687
NVR, Inc. (I)	96	96,883
PulteGroup, Inc. (I)	97,600	1,871,968
Whirlpool Corp.	51,700	5,839,515

		9,837,079
Internet & Catalog Retail - 1.6%
Expedia, Inc. (L)	105,400	6,728,736
priceline.com, Inc. (I)	2,600	1,787,708

		8,516,444
Media - 3.8%
Arbitron, Inc.	14,700	688,548
Comcast Corp., Class A	198,500	7,898,315
Discovery Communications, Inc., Class A (I)	46,800	3,431,844
Harte-Hanks, Inc.	8,500	61,795
Lions Gate Entertainment Corp. (I)(L)	9,400	197,118
Live Nation Entertainment, Inc. (I)	107,100	1,134,189
MDC Partners, Inc., Class A (L)	17,300	237,875
News Corp., Class A	31,200	898,560
The EW Scripps Company, Class A (I)	35,300	381,593
The Madison Square Garden, Inc., Class A (I)	1,200	67,104
The McGraw-Hill Companies, Inc.	57,100	2,658,005
The Walt Disney Company	27,100	1,479,389
Thomson Reuters Corp. (L)	50,100	1,532,058

		20,666,393
Multiline Retail - 0.3%
Dillard’s, Inc., Class A	8,500	677,280
The Bon-Ton Stores, Inc. (L)	63,300	679,209
Tuesday Morning Corp. (I)	12,400	110,360

		1,466,849
Specialty Retail - 3.3%
Brown Shoe Company, Inc. (L)	162,100	2,658,440
GameStop Corp., Class A (L)	204,200	5,117,252
PetSmart, Inc.	5,000	325,550
Stage Stores, Inc. (L)	15,700	387,633
The Gap, Inc.	185,500	6,106,660
The Home Depot, Inc.	48,000	3,288,000
TJX Companies, Inc.	3,200	143,904

		18,027,439
Textiles, Apparel & Luxury Goods - 0.1%
Movado Group, Inc.	18,600	670,344

		69,579,941
Consumer Staples - 9.7%
Beverages - 0.3%
PepsiCo, Inc.	21,300	1,613,901
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	40,200	4,071,858
CVS Caremark Corp.	88,900	4,544,568
Wal-Mart Stores, Inc.	43,300	3,064,774
Whole Foods Market, Inc.	44,300	3,792,966

		15,474,166
Food Products - 1.5%
Cal-Maine Foods, Inc. (L)	8,500	344,165
ConAgra Foods, Inc.	19,900	678,789
John B. Sanfilippo & Son, Inc.	16,600	316,396
Pilgrim’s Pride Corp. (I)	52,900	466,049
Sanderson Farms, Inc.	76,600	3,885,918

The accompanying notes are an integral part of the financial statements.
30

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Tyson Foods, Inc., Class A	103,800	$2,353,146

		8,044,463
Household Products - 2.0%
Colgate-Palmolive Company	21,500	2,460,245
Harbinger Group, Inc. (I)	16,900	144,833
Kimberly-Clark Corp.	6,300	593,964
The Procter & Gamble Company	100,700	7,671,326

		10,870,368
Personal Products - 0.2%
Medifast, Inc. (I)	10,600	245,708
USANA Health Sciences, Inc. (I)(L)	18,100	801,649

		1,047,357
Tobacco - 2.9%
Altria Group, Inc.	260,500	8,739,775
Philip Morris International, Inc.	52,900	4,853,575
Universal Corp. (L)	40,100	2,237,179

		15,830,529

		52,880,784
Energy - 11.1%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. (I)(L)	106,800	2,694,564
RPC, Inc. (L)	27,000	436,860

		3,131,424
Oil, Gas & Consumable Fuels - 10.5%
Alon USA Energy, Inc.	121,400	2,366,086
Cabot Oil & Gas Corp.	48,400	2,999,348
Chevron Corp.	5,000	585,750
ConocoPhillips	4,600	266,570
CVR Energy, Inc.	24,400	1,370,792
Delek US Holdings, Inc.	98,100	3,665,016
EPL Oil & Gas, Inc. (I)	13,000	334,490
Exxon Mobil Corp.	82,200	7,361,010
HollyFrontier Corp.	126,900	7,131,780
Marathon Petroleum Corp.	93,600	7,757,568
Penn Virginia Corp. (L)	149,500	608,465
Tesoro Corp.	130,100	7,316,824
Vaalco Energy, Inc. (I)	140,100	1,136,211
Valero Energy Corp.	164,500	7,499,555
Western Refining, Inc. (L)	190,200	6,826,278

		57,225,743

		60,357,167
Financials - 16.1%
Capital Markets - 1.8%
Investment Technology Group, Inc. (I)	33,700	408,107
KCAP Financial, Inc. (L)	46,500	472,440
Piper Jaffray Companies (I)	34,900	1,346,093
Safeguard Scientifics, Inc. (I)	14,200	214,988
T. Rowe Price Group, Inc.	100,500	7,154,595
Virtus Investment Partners, Inc. (I)	2,000	336,020

		9,932,243
Commercial Banks - 2.0%
Banner Corp.	13,100	389,201
Citizens Republic Bancorp, Inc. (I)	39,300	809,580
First Merchants Corp.	18,800	279,556
Iberiabank Corp.	19,600	983,920
Pinnacle Financial Partners, Inc. (I)(L)	37,700	818,467
PrivateBancorp, Inc.	75,400	1,350,414

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
SunTrust Banks, Inc.	43,900	$1,211,201
Susquehanna Bancshares, Inc.	218,600	2,542,318
Taylor Capital Group, Inc. (I)	11,600	191,748
Western Alliance Bancorp (I)	23,600	313,880
Wilshire Bancorp, Inc. (I)	56,200	329,894
Zions Bancorporation (L)	69,600	1,680,144

		10,900,323
Consumer Finance - 1.3%
American Express Company	19,800	1,230,570
Discover Financial Services	153,200	5,902,796

		7,133,366
Diversified Financial Services - 1.5%
Bank of America Corp.	328,700	3,691,301
Citigroup, Inc.	58,500	2,455,245
JPMorgan Chase & Company	27,900	1,364,868
Moody’s Corp.	10,800	519,048

		8,030,462
Insurance - 4.9%
Berkshire Hathaway, Inc., Class B (I)	17,800	1,818,448
Cincinnati Financial Corp.	35,800	1,611,358
Fidelity National Financial, Inc., Class A	118,600	2,957,884
First American Financial Corp.	275,900	6,701,611
Homeowners Choice, Inc. (L)	18,500	372,960
Platinum Underwriters Holdings, Ltd.	8,000	423,040
Stewart Information Services Corp. (L)	38,700	895,905
The Allstate Corp.	70,700	3,253,614
The Chubb Corp.	22,500	1,890,675
The Progressive Corp.	140,700	3,427,452
The Travelers Companies, Inc.	41,200	3,313,304

		26,666,251
Real Estate Investment Trusts - 4.3%
Cedar Realty Trust, Inc.	15,300	87,822
FelCor Lodging Trust, Inc. (I)	36,000	180,720
First Industrial Realty Trust, Inc. (I)	15,500	245,985
Medical Properties Trust, Inc.	51,900	753,588
NorthStar Realty Finance Corp. (L)	340,400	3,046,580
Parkway Properties, Inc.	40,600	686,546
Pennsylvania Real Estate Investment Trust	64,100	1,157,005
Potlatch Corp.	12,000	528,120
Public Storage	10,100	1,527,221
RAIT Financial Trust	81,900	592,956
Simon Property Group, Inc.	38,600	6,131,996
Sovran Self Storage, Inc.	17,300	1,052,532
Weyerhaeuser Company	241,100	7,090,751

		23,081,822
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (I)	13,500	532,170
Radian Group, Inc.	115,300	1,015,793

		1,547,963

		87,292,430
Health Care - 13.1%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (I)	13,900	1,205,686
Alnylam Pharmaceuticals, Inc. (I)(L)	85,600	2,027,864
Amgen, Inc.	67,500	6,170,175
Biogen Idec, Inc. (I)	8,300	1,380,622
Celgene Corp. (I)	9,500	980,210
Gilead Sciences, Inc. (I)(L)	6,000	256,260
Onyx Pharmaceuticals, Inc. (I)	14,400	1,084,464

The accompanying notes are an integral part of the financial statements.
31

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Pharmacyclics, Inc. (I)(L)	26,700	$2,343,726
Regeneron Pharmaceuticals, Inc. (I)	3,400	567,800

		16,016,807
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	16,500	557,535
Boston Scientific Corp. (I)	919,900	6,798,061
Cynosure, Inc., Class A (I)	17,400	492,942
ICU Medical, Inc. (I)	3,200	181,632
SurModics, Inc. (I)	22,300	565,528
West Pharmaceutical Services, Inc.	2,000	120,840

		8,716,538
Health Care Providers & Services - 2.8%
Aetna, Inc.	13,300	627,627
AMN Healthcare Services, Inc. (I)	70,600	995,460
Amsurg Corp. (I)	7,900	238,580
Catamaran Corp. (I)	13,300	714,343
Cigna Corp.	24,000	1,403,040
Emeritus Corp. (I)	21,300	606,837
Gentiva Health Services, Inc. (I)	41,500	436,580
Health Net, Inc. (I)	15,100	388,674
Molina Healthcare, Inc. (I)	64,800	2,067,768
UnitedHealth Group, Inc.	125,900	6,729,355
WellPoint, Inc.	17,800	1,106,804

		15,315,068
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (I)	82,300	947,273
Covance, Inc. (I)	15,900	1,058,781
Mettler-Toledo International, Inc. (I)	4,600	978,880
PAREXEL International Corp. (I)	24,900	863,781

		3,848,715
Pharmaceuticals - 5.0%
AbbVie, Inc.	69,600	2,569,632
Actavis, Inc. (I)	16,900	1,439,204
Allergan, Inc.	3,900	422,838
Eli Lilly & Company	159,700	8,729,202
Johnson & Johnson	72,500	5,517,975
Merck & Company, Inc.	79,100	3,379,943
Mylan, Inc. (I)	10,300	304,983
Pfizer, Inc.	138,600	3,793,482
Pozen, Inc. (I)	72,400	448,156
The Medicines Company (I)	15,400	489,874

		27,095,289

		70,992,417
Industrials - 9.1%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	27,200	1,906,720
Huntington Ingalls Industries, Inc.	84,300	4,049,772
Lockheed Martin Corp.	12,900	1,135,200
Northrop Grumman Corp.	89,700	5,891,496
Raytheon Company	19,000	1,036,830
Taser International, Inc. (I)	195,100	1,453,495
Textron, Inc.	61,900	1,785,815
The Boeing Company	1,900	146,110

		17,405,438
Airlines - 0.5%
Hawaiian Holdings, Inc. (I)	136,800	774,288
Republic Airways Holdings, Inc. (I)	173,000	1,627,930
SkyWest, Inc.	14,900	208,600

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Southwest Airlines Company	24,200	$283,140

		2,893,958
Building Products - 1.4%
AAON, Inc.	7,500	180,450
American Woodmark Corp. (I)	3,200	102,720
Apogee Enterprises, Inc.	18,100	466,799
Masco Corp.	184,600	3,555,396
Nortek, Inc. (I)	2,200	158,268
Trex Company, Inc. (I)	11,300	533,812
USG Corp. (I)(L)	94,300	2,661,146

		7,658,591
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	25,700	1,049,845
EnergySolutions, Inc. (I)	102,600	381,672
Kimball International, Inc., Class B	59,400	547,074
Mine Safety Appliances Company	6,700	313,895
Quad/Graphics, Inc. (L)	49,200	1,070,100
UniFirst Corp.	2,900	242,266
Viad Corp.	42,000	1,153,320

		4,758,172
Construction & Engineering - 0.2%
Argan, Inc.	26,900	450,037
Pike Electric Corp.	17,000	236,980
Tutor Perini Corp. (I)	34,400	585,144

		1,272,161
Industrial Conglomerates - 0.2%
General Electric Company	41,400	961,308
Standex International Corp.	1,200	64,584

		1,025,892
Machinery - 2.1%
FreightCar America, Inc.	24,800	521,544
ITT Corp. (L)	235,300	6,195,449
Mueller Water Products, Inc., Class A	212,600	1,194,812
Oshkosh Corp. (I)	86,000	3,316,160

		11,227,965
Marine - 0.0%
Matson, Inc.	5,100	131,121
Professional Services - 0.0%
Barrett Business Services, Inc.	2,400	104,832
Road & Rail - 0.4%
Genesee & Wyoming, Inc., Class A (I)	13,400	1,199,568
Saia, Inc. (I)	28,900	928,557

		2,128,125
Trading Companies & Distributors - 0.2%
Aircastle, Ltd.	22,900	308,463
DXP Enterprises, Inc. (I)	6,600	410,520
H&E Equipment Services, Inc.	13,300	258,818

		977,801

		49,584,056
Information Technology - 17.2%
Communications Equipment - 2.3%
CalAmp Corp. (I)	57,900	634,005
Cisco Systems, Inc.	272,300	5,677,455
Comtech Telecommunications Corp.	53,200	1,424,696
InterDigital, Inc.	40,400	1,793,760
Loral Space & Communications, Inc.	6,100	355,264

The accompanying notes are an integral part of the financial statements.
32

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	38,300	$2,513,629

		12,398,809
Computers & Peripherals - 2.9%
Apple, Inc.	15,339	6,770,635
Hewlett-Packard Company	327,200	6,589,808
Intermec, Inc. (I)	178,300	1,765,170
Silicon Graphics International Corp. (I)	61,900	931,595

		16,057,208
Electronic Equipment, Instruments & Components - 0.1%
Checkpoint Systems, Inc. (I)	24,400	289,384
Internet Software & Services - 3.5%
AOL, Inc. (I)(L)	126,100	4,653,090
Blucora, Inc. (I)	12,500	193,750
EarthLink, Inc.	63,200	367,192
eBay, Inc. (I)	151,300	8,273,084
LinkedIn Corp., Class A (I)	33,400	5,617,212

		19,104,328
IT Services - 4.2%
Cognizant Technology
Solutions Corp., Class A (I)	12,500	959,625
Computer Sciences Corp.	152,300	7,314,969
CoreLogic, Inc. (I)	239,300	6,200,263
CSG Systems International, Inc. (I)	77,100	1,496,511
Global Cash Access Holdings, Inc. (I)	137,400	975,540
Heartland Payment Systems, Inc.	8,000	248,800
IBM Corp.	4,106	824,608
Visa, Inc., Class A	29,200	4,632,288

		22,652,604
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc. (I)	33,200	598,928
First Solar, Inc. (I)(L)	201,000	5,195,850
FormFactor, Inc. (I)	36,600	183,732
KLA-Tencor Corp.	17,300	947,348
Kulicke & Soffa Industries, Inc. (I)	158,500	1,714,970
Photronics, Inc. (I)	117,300	778,872
Rambus, Inc. (I)	48,000	270,720

		9,690,420
Software - 2.4%
Microsoft Corp.	173,193	4,814,765
Netscout Systems, Inc. (I)	6,300	160,209
SolarWinds, Inc. (I)	30,600	1,727,676
Symantec Corp. (I)	257,100	6,026,424
TeleNav, Inc. (I)	52,900	376,119

		13,105,193

		93,297,946
Materials - 4.0%
Chemicals - 2.9%
American Vanguard Corp.	27,100	840,913
CF Industries Holdings, Inc.	13,200	2,650,956
LyondellBasell Industries NV, Class A (L)	7,000	410,340
Monsanto Company	21,700	2,192,351
OMNOVA Solutions, Inc. (I)	14,000	112,140
RPM International, Inc.	29,600	900,136
The Sherwin-Williams Company	37,200	6,011,148
Westlake Chemical Corp. (L)	34,400	2,965,968

		16,083,952
Containers & Packaging - 0.1%
AEP Industries, Inc. (I)	4,100	289,173

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.0%
Louisiana-Pacific Corp. (I)	269,300	$5,647,221

		22,020,346
Telecommunication Services - 3.7%
Diversified Telecommunication Services - 2.1%
American Tower Corp.	32,100	2,490,960
AT&T, Inc.	63,100	2,265,921
Cbeyond, Inc. (I)	39,700	278,694
Verizon Communications, Inc.	140,200	6,523,506

		11,559,081
Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp. (I)	1,197,400	6,944,920
Telephone & Data Systems, Inc.	60,759	1,390,774
USA Mobility, Inc.	16,000	185,920

		8,521,614

		20,080,695
Utilities - 2.5%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,900	155,672
Otter Tail Corp.	3,700	106,893

		262,565
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (L)	61,600	1,478,400
Multi-Utilities - 2.0%
Ameren Corp.	205,600	6,947,224
Consolidated Edison, Inc.	20,600	1,215,400
DTE Energy Company	37,300	2,491,640

		10,654,264
Water Utilities - 0.2%
American Water Works Company, Inc.	24,100	950,745

		13,345,974

TOTAL COMMON STOCKS (Cost $455,092,510)		$539,431,756

SECURITIES LENDING COLLATERAL - 9.0%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	4,863,504	48,675,896

TOTAL SECURITIES LENDING
COLLATERAL (Cost $48,663,516)		$48,675,896

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	6,684,592	6,684,592

TOTAL SHORT-TERM INVESTMENTS (Cost $6,684,592)		$6,684,592

Total Investments (All Cap Core Fund)
(Cost $510,440,618) - 109.5%		$594,792,244
Other assets and liabilities, net - (9.5%)		(51,488,949)

TOTAL NET ASSETS - 100.0%		$543,303,295

The accompanying notes are an integral part of the financial statements.
33

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 11.6%
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc. (L)	164,496	$7,611,230
Media - 4.8%
Comcast Corp., Class A	278,437	11,079,005
The Interpublic Group of Companies, Inc.	642,442	8,210,409
The Walt Disney Company	146,139	7,977,728
Time Warner, Inc.	221,288	11,765,883

		39,033,025
Multiline Retail - 2.4%
Macy’s, Inc.	238,296	9,793,966
Target Corp.	149,005	9,381,355

		19,175,321
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (I)	97,447	5,530,117
Foot Locker, Inc.	139,800	4,779,762
GNC Holdings, Inc., Class A	185,589	7,609,149
The Home Depot, Inc.	140,327	9,612,400

		27,531,428

		93,351,004
Consumer Staples - 4.7%
Beverages - 0.9%
The Coca-Cola Company	183,330	7,098,538
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	84,509	4,320,100
Food Products - 3.3%
Archer-Daniels-Midland Company	154,749	4,930,303
Bunge, Ltd.	83,800	6,210,418
Kraft Foods Group, Inc.	152,467	7,390,075
Mondelez International, Inc., Class A	301,061	8,324,337

		26,855,133

		38,273,771
Energy - 13.5%
Energy Equipment & Services - 2.3%
Cameron International Corp. (I)	40,440	2,576,837
Ensco PLC, Class A	33,628	2,022,388
Halliburton Company	229,608	9,531,028
Schlumberger, Ltd.	62,000	4,826,700

		18,956,953
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	137,840	10,969,307
Chevron Corp.	74,164	8,688,313
EOG Resources, Inc.	40,701	5,116,523
Exxon Mobil Corp.	234,654	21,013,266
Kinder Morgan, Inc.	188,577	6,990,549
Noble Energy, Inc.	77,653	8,606,282
Occidental Petroleum Corp.	155,461	12,799,104
Range Resources Corp.	42,375	3,254,400
Valero Energy Corp.	286,498	13,061,444

		90,499,188

		109,456,141
Financials - 25.0%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (I)	57,970	8,476,953
Franklin Resources, Inc.	51,726	7,306,298
Raymond James Financial, Inc.	236,581	10,381,174

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
TD Ameritrade Holding Corp.	112,549	$2,139,556

		28,303,981
Commercial Banks - 5.7%
Fifth Third Bancorp	489,305	7,750,591
First Republic Bank	112,200	4,089,690
PNC Financial Services Group, Inc.	93,522	5,834,838
Signature Bank (I)(L)	50,055	3,717,585
SunTrust Banks, Inc.	278,338	7,679,345
U.S. Bancorp	354,399	12,042,478
Wells Fargo & Company	156,335	5,484,232

		46,598,759
Consumer Finance - 1.3%
Capital One Financial Corp.	203,106	10,364,499
Diversified Financial Services - 5.8%
Citigroup, Inc.	496,669	20,845,198
IntercontinentalExchange, Inc. (I)(L)	27,600	4,273,032
JPMorgan Chase & Company	443,540	21,697,977

		46,816,207
Insurance - 7.7%
ACE, Ltd.	106,280	9,075,249
Berkshire Hathaway, Inc., Class B (I)	135,000	13,791,600
Marsh & McLennan Companies, Inc.	166,131	6,170,105
Prudential Financial, Inc.	188,577	10,479,224
The Allstate Corp.	205,284	9,447,170
The Travelers Companies, Inc.	162,414	13,061,334

		62,024,682
Real Estate Investment Trusts - 0.1%
Vornado Realty Trust	6,597	529,145
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc.	73,043	7,058,876

		201,696,149
Health Care - 18.3%
Biotechnology - 3.8%
Celgene Corp. (I)	124,235	12,818,567
Incyte Corp. (I)(L)	441,100	9,792,420
Onyx Pharmaceuticals, Inc. (I)	111,546	8,400,529

		31,011,516
Health Care Providers & Services - 8.1%
Cigna Corp.	173,187	10,124,512
Community Health Systems, Inc.	232,164	9,811,251
DaVita HealthCare Partners, Inc. (I)	65,584	7,845,158
Express Scripts Holding Company (I)	228,382	12,997,220
Humana, Inc.	133,300	9,099,058
Laboratory Corp. of America Holdings (I)(L)	104,588	9,266,497
Team Health Holdings, Inc. (I)	183,500	6,145,415

		65,289,111
Life Sciences Tools & Services - 2.8%
Life Technologies Corp. (I)	162,631	9,453,740
Thermo Fisher Scientific, Inc.	180,225	13,300,605

		22,754,345
Pharmaceuticals - 3.6%
Actavis, Inc. (I)	113,930	9,702,279
Eli Lilly & Company	244,006	13,337,368
Teva Pharmaceutical Industries, Ltd., ADR	150,862	5,642,239

		28,681,886

		147,736,858

The accompanying notes are an integral part of the financial statements.
34

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 6.3%
Aerospace & Defense - 1.3%
United Technologies Corp.	117,555	$10,644,605
Construction & Engineering - 2.7%
Jacobs Engineering Group, Inc. (I)	173,810	8,488,880
URS Corp.	324,412	13,709,651

		22,198,531
Electrical Equipment - 1.3%
Eaton Corp. PLC	167,435	10,375,947
Machinery - 0.3%
Kennametal, Inc.	54,051	2,187,984
Professional Services - 0.7%
Robert Half International, Inc.	150,186	5,339,112

		50,746,179
Information Technology - 8.7%
Communications Equipment - 0.2%
QUALCOMM, Inc.	31,645	2,076,861
Computers & Peripherals - 1.6%
NCR Corp. (I)	456,864	12,600,309
Electronic Equipment, Instruments & Components - 2.0%
Anixter International, Inc. (L)	133,966	9,232,937
Arrow Electronics, Inc. (I)	165,192	6,632,459

		15,865,396
Internet Software & Services - 1.1%
eBay, Inc. (I)	162,491	8,885,008
IT Services - 1.3%
Alliance Data Systems Corp. (I)(L)	65,500	10,394,195
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp., Class A	212,924	7,262,838
Xilinx, Inc.	166,684	6,212,313

		13,475,151
Software - 0.8%
Microsoft Corp.	245,996	6,838,689

		70,135,609
Materials - 4.0%
Chemicals - 1.7%
Ashland, Inc. (L)	62,295	4,857,141
Axiall Corp.	100,707	5,698,002
Celanese Corp., Series A	71,749	3,361,441

		13,916,584
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)(L)	277,343	5,330,532
Metals & Mining - 1.0%
Reliance Steel & Aluminum Company	126,300	8,410,317
Paper & Forest Products - 0.6%
International Paper Company	101,689	4,475,333

		32,132,766
Telecommunication Services - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	429,674	15,429,593
Verizon Communications, Inc.	371,371	17,279,893

		32,709,486

		32,709,486

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 3.1%
Electric Utilities - 2.0%
Duke Energy Corp.	88,566	$6,133,196
Edison International	31,156	1,496,423
NextEra Energy, Inc.	57,956	4,165,298
Xcel Energy, Inc.	156,633	4,495,367

		16,290,284
Multi-Utilities - 1.1%
Dominion Resources, Inc.	99,812	5,589,472
PG&E Corp.	83,889	3,577,027

		9,166,499

		25,456,783

TOTAL COMMON STOCKS (Cost $662,728,483)		$801,694,746

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	4,265,929	42,695,127

TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,684,840)		$42,695,127

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $10,887,003 on 03/01/2013,
collateralized by $8,455,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued
at $11,108,585)	$10,887,000	$10,887,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,887,000)		$10,887,000

Total Investments (All Cap Value Fund)
(Cost $716,300,323) - 105.9%		$855,276,873
Other assets and liabilities, net - (5.9%)		(47,363,419)

TOTAL NET ASSETS - 100.0%		$807,913,454

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.6%
Consumer Discretionary - 16.8%
Auto Components - 0.8%
Allison Transmission Holdings, Inc. (L)	231,720	$5,352,720
Modine Manufacturing Company (I)(L)	314,407	2,590,714
Stoneridge, Inc. (I)(L)	272,775	1,759,399

		9,702,833
Automobiles - 1.4%
Dongfeng Motor Group Company, Ltd.,
H Shares	1,636,115	2,404,038
Ford Motor Company	296,345	3,736,910
Harley-Davidson, Inc.	80,475	4,235,399
Hyundai Motor Company	7,327	1,467,513
Peugeot SA (I)(L)	213,366	1,609,679
Renault SA	24,744	1,571,740
Tesla Motors, Inc. (I)(L)	66,600	2,319,678

		17,344,957

The accompanying notes are an integral part of the financial statements.
35

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.0%
Apollo Group, Inc., Class A (I)(L)	4,900	$82,663
Hotels, Restaurants & Leisure - 1.6%
Accor SA	38,056	1,369,636
Burger King Worldwide, Inc. (L)	428,863	7,826,750
Dunkin’ Brands Group, Inc. (L)	73,980	2,748,357
Galaxy Entertainment Group, Ltd. (I)	102,000	427,592
Penn National Gaming, Inc. (I)(L)	87,840	4,378,824
Sands China, Ltd.	92,100	437,339
Wyndham Worldwide Corp.	41,450	2,496,948

		19,685,446
Household Durables - 1.4%
D.R. Horton, Inc.	27,600	615,480
Furniture Brands International, Inc. (I)(L)	329,795	300,113
KB Home (L)	203,200	3,797,808
M/I Homes, Inc. (I)(L)	114,035	2,611,402
NVR, Inc. (I)	8,345	8,421,774
PDG Realty SA Empreendimentos
e Participacoes	126,787	205,611
Sekisui House, Ltd.	10,000	115,718
Tempur-Pedic International, Inc. (I)	43,265	1,776,894

		17,844,800
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (I)	42,745	11,296,221
Expedia, Inc. (L)	13,195	842,369
Liberty Interactive Corp., Series A (I)	64,270	1,341,958
priceline.com, Inc. (I)	11,060	7,604,635

		21,085,183
Leisure Equipment & Products - 0.5%
Hasbro, Inc. (L)	66,955	2,679,539
Mattel, Inc.	86,052	3,506,619

		6,186,158
Media - 2.3%
Charter Communications, Inc., Class A (I)	6,900	596,091
Comcast Corp., Special Class A	56,865	2,178,498
Gannett Company, Inc. (L)	33,300	668,331
Omnicom Group, Inc. (L)	123,670	7,114,735
Pandora Media, Inc. (I)(L)	264,670	3,228,974
The Walt Disney Company	64,381	3,514,559
Time Warner, Inc.	151,650	8,063,231
WPP PLC	224,184	3,586,020

		28,950,439
Multiline Retail - 1.2%
Big Lots, Inc. (I)(L)	57,500	1,914,750
J.C. Penney Company, Inc. (L)	300,340	5,276,974
Maoye International Holdings, Ltd.	5,839,855	1,276,857
Target Corp.	90,762	5,714,376

		14,182,957
Specialty Retail - 4.8%
Abercrombie & Fitch Company, Class A	112,470	5,244,476
Advance Auto Parts, Inc.	77,845	5,942,687
AutoZone, Inc. (I)(L)	10,459	3,975,989
Best Buy Company, Inc. (L)	42,400	695,784
CarMax, Inc. (I)(L)	18,030	692,532
Dick’s Sporting Goods, Inc. (L)	147,870	7,393,500
GameStop Corp., Class A (L)	102,730	2,574,414
Lowe’s Companies, Inc.	701,510	26,762,607
Monro Muffler Brake, Inc. (L)	6,005	222,485
Tiffany & Company	32,210	2,163,224
Urban Outfitters, Inc. (I)	40,490	1,640,655

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Zhongsheng Group Holdings, Ltd.	1,500,740	$2,324,466

		59,632,819
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (I)(L)	49,545	1,998,645
Fifth & Pacific Companies, Inc. (I)	207,028	3,745,137
Hanesbrands, Inc. (I)(L)	81,520	3,231,453
Michael Kors Holdings, Ltd. (I)	32,750	1,941,420
Prada SpA	92,200	913,246
Quiksilver, Inc. (I)	185,060	1,156,625
Samsonite International SA	326,245	772,752

		13,759,278

		208,457,533
Consumer Staples - 4.6%
Beverages - 1.2%
Brown-Forman Corp., Class B	7,000	459,340
Molson Coors Brewing Company, Class B	101,405	4,483,115
Monster Beverage Corp. (I)	23,900	1,205,277
PepsiCo, Inc.	117,628	8,912,674

		15,060,406
Food & Staples Retailing - 1.2%
CP ALL PCL	1,177,620	1,870,338
CVS Caremark Corp.	172,021	8,793,714
Olam International, Ltd. (L)	212,725	286,100
Walgreen Company	99,400	4,069,436

		15,019,588
Food Products - 1.8%
Asian Bamboo AG (L)	45,872	303,901
Asian Citrus Holdings, Ltd. (I)	3,085,568	1,480,244
China Minzhong Food Corp., Ltd. (I)(L)	1,392,885	1,341,752
General Mills, Inc. (L)	104,148	4,816,845
Green Mountain Coffee Roasters, Inc. (I)(L)	73,640	3,517,046
Hillshire Brands Company	63,920	2,071,008
Kraft Foods Group, Inc.	90,812	4,401,658
Unilever NV - NY Shares	107,100	4,168,332

		22,100,786
Tobacco - 0.4%
Lorillard, Inc.	18,400	709,136
Philip Morris International, Inc.	53,050	4,867,338

		5,576,474

		57,757,254
Energy - 10.6%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	147,873	6,627,668
Cameron International Corp. (I)	7,700	490,644
Ensco PLC, Class A	10,800	649,512
Halliburton Company	430,170	17,856,357
McDermott International, Inc. (I)	191,560	2,436,643
Oceaneering International, Inc.	10,300	654,977
Superior Energy Services, Inc. (I)	46,985	1,242,753
Trican Well Service, Ltd. (L)	87,800	1,131,503

		31,090,057
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	170,501	13,568,470
Banpu PCL	49,185	646,431
BG Group PLC (I)	500,511	8,851,689
BP PLC, ADR	213,465	8,623,986
Cabot Oil & Gas Corp.	50,440	3,125,767

The accompanying notes are an integral part of the financial statements.
36

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (L)	121,140	$2,442,182
Chevron Corp.	60,600	7,099,290
Cobalt International Energy, Inc. (I)	516,997	12,754,316
Exxon Mobil Corp.	60,350	5,404,343
JX Holdings, Inc.	334,030	2,038,599
Karoon Gas Australia, Ltd. (I)	872,185	6,164,221
KiOR, Inc., Class A (I)(L)	111,874	616,426
Newfield Exploration Company (I)	32,020	740,302
Noble Energy, Inc.	3,500	387,905
Occidental Petroleum Corp.	102,348	8,426,311
Peabody Energy Corp.	34,205	737,460
Pioneer Natural Resources Company	55,805	7,020,827
Rosetta Resources, Inc. (I)(L)	41,170	2,004,156
Royal Dutch Shell PLC, ADR, Class B (L)	74,500	5,016,830
Tesoro Corp.	62,760	3,529,622
Valero Energy Corp.	24,560	1,119,690

		100,318,823

		131,408,880
Financials - 15.0%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	20,440	1,402,797
BlackRock, Inc.	52,032	12,474,672
CETIP SA - Mercados Organizados	98,665	1,191,317
CITIC Securities Company, Ltd., H Shares	662,050	1,678,275
E*TRADE Financial Corp. (I)	371,320	3,976,837
LPL Financial Holdings, Inc.	44,810	1,412,859
Matsui Securities Company, Ltd.	104,090	978,430
Morgan Stanley	25,700	579,535
SBI Holdings, Inc. (L)	192,980	1,531,043
SEI Investments Company	282,670	7,991,081
T. Rowe Price Group, Inc.	35,200	2,505,888

		35,722,734
Commercial Banks - 3.3%
Agricultural Bank of China, Ltd., H Shares	2,759,400	1,423,954
BOK Financial Corp.	16,063	954,624
China Construction Bank Corp., H Shares	1,716,980	1,418,241
Cullen/Frost Bankers, Inc. (L)	14,045	850,565
First Niagara Financial Group, Inc.	136,210	1,114,198
First Republic Bank	60,940	2,221,263
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,022,970	1,454,081
M&T Bank Corp. (L)	75,715	7,729,744
Mitsubishi UFJ Financial Group	57,100	315,790
PNC Financial Services Group, Inc.	177,011	11,043,716
The Bank of Yokohama, Ltd.	39,000	200,622
Wells Fargo & Company	368,733	12,935,154

		41,661,952
Consumer Finance - 0.1%
American Express Company	12,000	745,800
Discover Financial Services	9,500	366,035

		1,111,835
Diversified Financial Services - 2.3%
Bank of America Corp.	76,500	859,095
Citigroup, Inc.	244,645	10,267,751
IntercontinentalExchange, Inc. (I)(L)	34,245	5,301,811
JPMorgan Chase & Company	175,476	8,584,286
Mitsubishi UFJ Lease &
Finance Company, Ltd.	24,950	1,152,771
Moody’s Corp. (L)	27,920	1,341,835

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
ORIX Corp.	10,155	$1,130,004

		28,637,553
Insurance - 5.1%
ACE, Ltd.	69,115	5,901,730
AIA Group, Ltd.	618,390	2,697,138
Alleghany Corp. (I)	9,710	3,669,118
American International Group, Inc. (I)	535,915	20,370,129
Berkshire Hathaway, Inc., Class B (I)	29,470	3,010,655
China Pacific Insurance Group Company, Ltd.,
H Shares	692,375	2,561,115
China Taiping Insurance
Holdings Company, Ltd. (I)	681,820	1,356,414
Fidelity National Financial, Inc., Class A	119,610	2,983,073
Markel Corp. (I)(L)	13,320	6,439,554
Marsh & McLennan Companies, Inc.	222,700	8,271,078
MS&AD Insurance Group Holdings	14,700	303,939
Old Mutual PLC	100,157	306,868
Prudential PLC	20,533	304,733
T&D Holdings, Inc.	113,030	1,340,167
The Dai-ichi Life Insurance Company, Ltd.	451	631,977
Tokio Marine Holdings, Inc.	14,600	412,051
XL Group PLC	85,350	2,444,424

		63,004,163
Real Estate Investment Trusts - 0.7%
Fibra Uno Administracion SA de CV	348,500	1,080,347
Public Storage	11,290	1,707,161
Rayonier, Inc. (L)	55,050	3,075,644
Unibail-Rodamco SE	2,265	523,145
Weyerhaeuser Company	63,930	1,880,181

		8,266,478
Real Estate Management & Development - 0.4%
Forestar Group, Inc. (I)	36,900	642,798
Longfor Properties Company, Ltd.	257,000	458,315
Mitsui Fudosan Company, Ltd.	19,000	483,063
Realogy Holdings Corp. (I)	58,830	2,638,526
Robinsons Land Corp.	1,873,840	1,048,222

		5,270,924
Thrifts & Mortgage Finance - 0.2%
Flagstar Bancorp, Inc. (I)	45,770	622,014
Ocwen Financial Corp. (I)	60,290	2,376,632

		2,998,646

		186,674,285
Health Care - 12.9%
Biotechnology - 2.4%
Algeta ASA (I)(L)	52,799	1,767,234
Amgen, Inc.	8,900	813,549
Arena Pharmaceuticals, Inc. (I)(L)	146,990	1,233,246
Biogen Idec, Inc. (I)	13,430	2,233,946
BioMarin Pharmaceutical, Inc. (I)(L)	12,955	751,001
Gilead Sciences, Inc. (I)	172,250	7,356,798
Onyx Pharmaceuticals, Inc. (I)(L)	50,730	3,820,476
Puma Biotechnology, Inc. (I)(L)	31,330	805,494
Regeneron Pharmaceuticals, Inc. (I)	29,277	4,889,259
Seattle Genetics, Inc. (I)(L)	68,570	1,929,560
TESARO, Inc. (I)	36,100	716,946
Vertex Pharmaceuticals, Inc. (I)	77,825	3,643,767

		29,961,276
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corp. (I)	38,160	3,279,089

The accompanying notes are an integral part of the financial statements.
37

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (I)	577,535	$12,607,589
Intuitive Surgical, Inc. (I)	1,600	815,824
Medtronic, Inc.	174,451	7,843,317
Stryker Corp.	7,100	453,548
The Cooper Companies, Inc.	3,700	392,422

		25,391,789
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (I)	100,790	2,789,867
Cardinal Health, Inc.	303,120	14,007,175
Catamaran Corp. (I)	146,936	7,891,933
Cigna Corp.	68,645	4,012,987
Laboratory Corp. of America Holdings (I)	28,600	2,533,960
Qualicorp SA (I)	132,050	1,476,340

		32,712,262
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	72,080	916,858
CareView Communications, Inc. (I)	1,950,070	1,560,056

		2,476,914
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	103,390	4,288,617
Pharmaceuticals - 5.2%
Actavis, Inc. (I)	61,540	5,240,746
Bristol-Myers Squibb Company	19,500	720,915
Eli Lilly & Company	81,605	4,460,529
H. Lundbeck A/S	126,172	2,138,777
Hisamitsu Pharmaceutical Company, Inc.	6,900	399,628
Johnson & Johnson (L)	214,442	16,321,181
Merck & Company, Inc.	149,421	6,384,759
Mylan, Inc. (I)	20,900	618,849
Pfizer, Inc.	93,029	2,546,204
Roche Holdings AG	77,714	17,718,724
Teva Pharmaceutical Industries, Ltd., ADR	138,508	5,180,199
TherapeuticsMD, Inc. (I)(L)	654,727	2,226,072
Warner Chilcott PLC, Class A	53,600	724,136
Zoetis, Inc. (I)	3,400	113,730

		64,794,449

		159,625,307
Industrials - 13.5%
Aerospace & Defense - 2.4%
DigitalGlobe, Inc. (I)	182,335	4,755,297
Lockheed Martin Corp. (L)	40,752	3,586,176
Northrop Grumman Corp.	53,715	3,528,001
Rolls-Royce Holdings PLC (I)	288,045	4,479,909
Safran SA	97,327	4,457,934
TransDigm Group, Inc.	20,868	2,970,351
United Technologies Corp.	60,100	5,442,055

		29,219,723
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (L)	60,760	3,464,535
United Parcel Service, Inc., Class B	137,189	11,338,671

		14,803,206
Airlines - 1.3%
AirAsia BHD	2,125,607	2,001,645
Delta Air Lines, Inc. (I)	558,325	7,967,298
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	120,835	769,719
United Continental Holdings, Inc. (I)(L)	184,255	4,921,451

		15,660,113

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.7%
Assa Abloy AB, Series B	11,391	$451,285
Lennox International, Inc.	118,550	7,002,749
Masco Corp.	42,495	818,454

		8,272,488
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (I)	3,800	364,496
The ADT Corp.	28,420	1,361,034

		1,725,530
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (I)(L)	115,320	5,632,229
MasTec, Inc. (I)(L)	74,810	2,251,033

		7,883,262
Electrical Equipment - 1.4%
AMETEK, Inc.	13,000	543,790
Eaton Corp. PLC	94,300	5,843,771
General Cable Corp. (I)	101,625	3,347,528
Hubbell, Inc., Class B	9,700	901,227
Polypore International, Inc. (I)(L)	190,888	7,307,193

		17,943,509
Industrial Conglomerates - 0.6%
3M Company	67,404	7,010,016
Machinery - 2.2%
Amada Company, Ltd.	153,100	998,414
Barnes Group, Inc.	141,700	3,770,637
Fiat Industrial SpA	231,173	2,812,104
IDEX Corp. (L)	47,810	2,434,963
IHI Corp.	93,000	260,842
Illinois Tool Works, Inc.	12,900	793,350
Jain Irrigation Systems, Ltd.	1,042,150	1,143,027
PACCAR, Inc. (L)	130,070	6,169,220
Pall Corp. (L)	38,355	2,615,044
Stanley Black & Decker, Inc.	56,920	4,479,604
Vallourec SA	12,950	690,482
Valmont Industries, Inc.	4,860	765,693

		26,933,380
Professional Services - 1.0%
IHS, Inc., Class A (I)	79,520	8,449,000
Manpower, Inc.	12,500	682,500
Verisk Analytics, Inc., Class A (I)	52,815	3,090,734

		12,222,234
Road & Rail - 1.5%
Canadian National Railway Company	24,990	2,536,197
Canadian Pacific Railway, Ltd. (L)	20,430	2,482,654
Hertz Global Holdings, Inc. (I)(L)	420,090	8,380,796
Kansas City Southern	31,420	3,235,317
Landstar System, Inc.	40,747	2,293,649
Odakyu Electric Railway Company, Ltd.	18,000	189,870

		19,118,483
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Company, Inc., Class A	73,420	6,264,194

		167,056,138
Information Technology - 14.8%
Communications Equipment - 2.7%
Alcatel-Lucent, ADR (I)	1,287,050	1,763,259
Cisco Systems, Inc.	1,384,822	28,873,539
JDS Uniphase Corp. (I)	159,315	2,255,900

The accompanying notes are an integral part of the financial statements.
38

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Palo Alto Networks, Inc. (I)	7,300	$446,249

		33,338,947
Computers & Peripherals - 0.9%
SanDisk Corp. (I)	185,450	9,344,826
Toshiba Corp.	349,650	1,609,342

		10,954,168
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (I)	201,900	7,462,224
eBay, Inc. (I)	31,770	1,737,184
Equinix, Inc. (I)(L)	3,080	651,574
Facebook, Inc., Class A (I)	91,890	2,504,003
IAC/InterActiveCorp	40,580	1,653,635
LinkedIn Corp., Class A (I)	65,890	11,081,380
Velti PLC (I)(L)	190,370	700,562
Web.com Group, Inc. (I)(L)	108,254	1,848,978
Yahoo!, Inc. (I)	122,970	2,620,491

		30,260,031
IT Services - 0.5%
Amadeus IT Holding SA, A Shares	68,997	1,761,548
Automatic Data Processing, Inc.	58,259	3,574,772
Cap Gemini SA	12,637	620,828

		5,957,148
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	150,400	6,801,088
ASML Holding NV, ADR (L)	35,424	2,514,396
Avago Technologies, Ltd.	164,795	5,639,285
Intel Corp.	320,290	6,678,047
Maxim Integrated Products, Inc. (L)	23,100	720,258
Micron Technology, Inc. (I)	862,250	7,234,278
NXP Semiconductor NV (I)	94,410	3,051,331
RF Micro Devices, Inc. (I)	401,950	1,852,990
Tokyo Electron, Ltd.	26,500	1,228,505

		35,720,178
Software - 5.4%
Adobe Systems, Inc. (I)	30,800	1,210,440
ANSYS, Inc. (I)	20,785	1,575,503
Autodesk, Inc. (I)	144,870	5,319,626
BroadSoft, Inc. (I)(L)	58,356	1,225,476
Cadence Design Systems, Inc. (I)(L)	606,050	8,581,668
Concur Technologies, Inc. (I)(L)	105,000	7,371,000
FactSet Research Systems, Inc. (L)	22,055	2,145,731
Microsoft Corp.	283,352	7,877,186
NetSuite, Inc. (I)(L)	4,200	293,118
Oracle Corp.	299,024	10,244,562
Salesforce.com, Inc. (I)(L)	25,710	4,350,646
ServiceNow, Inc. (I)(L)	212,270	6,892,407
SolarWinds, Inc. (I)	13,100	739,626
Solera Holdings, Inc.	105,940	5,964,422
Splunk, Inc. (I)	13,400	484,142
TIBCO Software, Inc. (I)	141,320	3,031,314

		67,306,867

		183,537,339
Materials - 5.9%
Chemicals - 1.8%
Akzo Nobel NV	12,862	819,011
Celanese Corp., Series A	70,450	3,300,583
Methanex Corp.	109,731	4,013,960
Mitsubishi Gas & Chemicals Company, Inc.	219,840	1,554,904
Mitsui Chemicals, Inc.	637,800	1,512,695

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PTT Global Chemical PCL	513,690	$1,364,084
Shin-Etsu Chemical Company, Ltd.	4,600	282,667
The Dow Chemical Company	109,300	3,466,996
The Mosaic Company	45,550	2,666,497
The Sherwin-Williams Company	15,740	2,543,427
Zeon Corp.	83,095	867,343

		22,392,167
Construction Materials - 0.0%
Siam Cement PCL, NVDR	26,100	407,312
Containers & Packaging - 1.2%
Graphic Packaging Holding Company (I)	121,100	898,562
Packaging Corp. of America	85,620	3,577,204
Rock-Tenn Company, Class A	99,480	8,799,006
Silgan Holdings, Inc.	43,265	1,857,366

		15,132,138
Metals & Mining - 1.5%
AuRico Gold, Inc. (I)(L)	213,750	1,344,488
Barrick Gold Corp. (L)	260,800	7,886,592
China Metal Recycling Holdings, Ltd. (L)	633,915	770,774
Continental Gold Ltd. (I)	476,170	2,908,966
Molycorp, Inc. (I)(L)	293,325	1,801,016
Mongolian Mining Corp. (I)	1,110,445	474,875
SunCoke Energy, Inc. (I)	157,520	2,597,505
Walter Energy, Inc. (L)	21,565	685,551

		18,469,767
Paper & Forest Products - 1.4%
International Paper Company	273,395	12,032,114
Louisiana-Pacific Corp. (I)	67,332	1,411,952
MeadWestvaco Corp.	17,000	607,070
Norbord, Inc. (I)	86,560	2,703,610
Sino-Forest Corp. (I)(L)	157,965	0

		16,754,746

		73,156,130
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
American Tower Corp.	13,931	1,081,046
AT&T, Inc.	107,700	3,867,507

		4,948,553
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (I)(L)	185,520	894,206
Softbank Corp.	6,700	248,158

		1,142,364

		6,090,917
Utilities - 1.0%
Gas Utilities - 0.8%
UGI Corp.	267,092	9,567,235
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (I)	50,500	929,200
NRG Energy, Inc.	59,400	1,425,600

		2,354,800

		11,922,035

TOTAL COMMON STOCKS (Cost $1,062,262,525)		$1,185,685,818

The accompanying notes are an integral part of the financial statements.
39

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 14.1%
Securities Lending Collateral - 14.1%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	17,543,819	175,585,557

TOTAL SECURITIES LENDING
COLLATERAL (Cost $175,577,509)		$175,585,557

SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreement - 5.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/28/2013 at 0.200% to
be repurchased at $61,500,342 on
03/01/2013 collateralized by $577,601,122
Government National Mortgage Association,
3.000% - 6.000% due 12/15/2026 -
01/15/2053 (valued at $62,730,001,
including interest)	$61,500,000	$61,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $61,500,000)		$61,500,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,299,340,034) - 114.7%		$1,422,771,375
Other assets and liabilities, net - (14.7%)		(182,075,396)

TOTAL NET ASSETS - 100.0%		$1,240,695,979

Asia Total Return Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 34.2%
Australia - 7.6%
Commonwealth of Australia
3.250%, 04/21/2029	AUD	4,000,000	$3,765,107
New South Wales Treasury Corp.
6.000%, 05/01/2020		6,500,000	7,546,606
Queensland Treasury Corp.
6.000%, 10/21/2015		6,000,000	6,572,574
7.125%, 09/18/2017	NZD	5,565,000	5,191,782
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	7,778,451

			30,854,520
China - 2.5%
People’s Republic of China
0.600%, 08/18/2014	CNY	25,500,000	4,010,041
1.400%, 08/18/2016		20,000,000	3,121,013
2.380%, 07/19/2014		20,000,000	3,226,908

			10,357,962
Indonesia - 3.3%
Republic of Indonesia
7.000%, 05/15/2027	IDR	24,000,000,000	2,706,125
8.250%, 06/15/2032		56,000,000,000	7,029,233
9.500%, 07/15/2031		26,000,000,000	3,624,715

			13,360,073
Malaysia - 4.6%
Government of Malaysia
3.314%, 10/31/2017	MYR	14,000,000	4,549,264
3.418%, 08/15/2022		12,000,000	3,864,792
3.580%, 09/28/2018		10,000,000	3,282,061
4.262%, 09/15/2016		12,000,000	4,032,509

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.392%, 04/15/2026	MYR	8,000,000	$2,789,024

			18,517,650
New Zealand - 1.4%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,716,776
5.500%, 04/15/2023		4,100,000	3,883,721

			5,600,497
Philippines - 4.8%
Republic of Philippines
6.250%, 01/14/2036	PHP	300,000,000	9,444,171
Republic of the Philippines
3.900%, 11/26/2022		231,000,000	6,078,947
7.000%, 01/27/2016		79,800,000	2,195,672
7.750%, 08/23/2017		57,000,000	1,665,388

			19,384,178
Singapore - 1.4%
Republic of Singapore
2.750%, 04/01/2042	SGD	4,000,000	3,217,154
4.000%, 09/01/2018		2,450,000	2,342,684

			5,559,838
South Korea - 5.9%
Republic of Korea
3.750%, 06/10/2022	KRW	7,500,000,000	7,377,605
4.000%, 03/10/2016		9,500,000,000	9,111,218
5.000%, 06/10/2020		1,000,000,000	1,050,889
5.750%, 09/10/2018		6,000,000,000	6,376,565

			23,916,277
Thailand - 2.7%
Kingdom of Thailand
1.200%, 07/14/2021	THB	125,000,400	4,297,820
3.250%, 06/16/2017		130,000,000	4,399,991
3.625%, 06/16/2023		70,000,000	2,351,704

			11,049,515

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $140,360,433)			$138,600,510

CORPORATE BONDS - 57.3%
Australia - 2.6%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		$6,000,000	6,219,660
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,622,053
Telstra Corp., Ltd.
4.000%, 11/15/2017		1,750,000	1,766,594

			10,608,307
Canada - 0.6%
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		$2,000,000	2,392,970

			2,392,970
Cayman Islands - 3.5%
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,988,068
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,032,351

The accompanying notes are an integral part of the financial statements.
40

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		$4,000,000	$4,291,120

			14,311,539
China - 5.6%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,167,600
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	4,304,404
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,295,000
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	2,075,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,324,740
Longfor Properties Company, Ltd.
9.500%, 04/07/2016		2,000,000	2,210,000
Shanghai Baosteel Group Corp.
3.250%, 03/01/2014	CNY	10,000,000	1,610,930
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		$5,332,000	5,713,121

			22,700,795
Germany - 1.1%
Kreditanstalt fuer Wiederaufbau
6.000%, 03/28/2017	AUD	4,000,000	4,456,253

			4,456,253
Hong Kong - 7.2%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	4,128,276
Bank of Communications Company, Ltd.
1.350%, 04/01/2014	CNY	10,000,000	1,578,488
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	4,018,111
FPT Finance, Ltd.
6.375%, 09/28/2020		$1,000,000	1,123,227
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,019,278
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	153,617
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	4,310,732
KWG Property Holding, Ltd.
12.500%, 08/18/2017		2,000,000	2,275,000
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,496,983
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018		21,560,000	3,517,233
Wharf Finance, Ltd.
4.625%, 02/08/2017		$2,000,000	2,161,846
6.125%, 11/06/2017		2,000,000	2,305,778

			29,088,569
Indonesia - 4.9%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,743,750
Alam Sutera International Pvt, Ltd.
10.750%, 03/27/2017		2,000,000	2,220,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,240,000
6.000%, 05/03/2042		4,000,000	4,190,000

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Indonesia (continued)
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		$4,000,000	$4,400,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	2,130,748

			19,924,498
Japan - 1.2%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,058,497
ORIX Corp.
4.000%, 11/29/2014		23,800,000	3,885,460

			4,943,957
Luxembourg - 1.7%
European Investment Bank
6.000%, 04/22/2014	IDR	25,000,000,000	2,574,119
6.125%, 01/23/2017	AUD	4,000,000	4,435,179

			7,009,298
Malaysia - 4.9%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	5,113,718
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	4,043,312
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,359,827
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	6,230,634

			19,747,491
Netherlands - 1.1%
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	2,070,000
Listrindo Capital BV
6.950%, 02/21/2019		2,000,000	2,221,656

			4,291,656
Philippines - 0.2%
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	1,040,334

			1,040,334
Singapore - 6.3%
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		$4,485,000	4,730,415
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,339,786
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	406,765
Mapletree Treasury Services, Ltd.
5.125%, 07/25/2017 (P)(Q)		3,250,000	2,668,574
Singapore Post, Ltd.
4.250%, 03/02/2022 (P)(Q)		5,000,000	4,144,436
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		$5,000,000	5,084,500
3.150%, 07/11/2022 (P)	SGD	5,000,000	4,116,921

			25,491,397
South Korea - 1.0%
Hyundai Capital Services, Inc.
3.250%, 03/04/2014	CNY	25,000,000	4,018,372

			4,018,372
Thailand - 2.0%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,168,480

The accompanying notes are an integral part of the financial statements.
41

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Thailand (continued)
Thai Oil PCL
3.625%, 01/23/2023 (S)		$4,075,000	$4,105,591

			8,274,071
United Kingdom - 2.8%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,064,322
European Bank for Reconstruction &
Development
5.250%, 02/07/2014	INR	455,000,000	8,283,751
Vedanta Resources PLC
9.500%, 07/18/2018		$1,000,000	1,170,000

			11,518,073
United States - 8.1%
Caterpillar Financial Services Corp.
3.350%, 11/26/2014	CNY	25,000,000	4,065,244
Ford Motor Company
4.875%, 03/26/2015		34,400,000	5,703,108
Inter-American Development Bank
3.000%, 03/25/2014	INR	150,700,000	2,676,978
4.500%, 02/04/2016	IDR	60,000,000,000	6,218,865
6.000%, 09/17/2013		25,000,000,000	2,617,840
International Finance Corp.
1.800%, 01/27/2016	CNY	32,750,000	5,144,613
Morgan Stanley
7.375%, 02/22/2018	AUD	2,250,000	2,485,544
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,925,604

			32,837,796
Virgin Islands - 2.5%
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,912,140
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,900,699
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,260,562

			10,073,401

TOTAL CORPORATE BONDS (Cost $234,505,719)			$232,728,777

CAPITAL PREFERRED SECURITIES - 1.6%
Cayman Islands - 1.6%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,390,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,390,000

Total Investments (Asia Total Return Bond Fund)
(Cost $381,298,902) - 93.1%			$377,719,287
Other assets and liabilities, net - 6.9%			28,204,795

TOTAL NET ASSETS - 100.0%			$405,924,082

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 23.5%
Auto Components - 0.0%
TRW Automotive Holdings Corp. (I)	11,300	$663,197
Automobiles - 0.6%
Harley-Davidson, Inc.	250,300	13,173,289
Hotels, Restaurants & Leisure - 6.4%
Carnival Corp.	632,200	22,613,794
Chipotle Mexican Grill, Inc. (I)	47,300	14,984,167
Las Vegas Sands Corp.	513,200	26,424,668
Marriott International, Inc., Class A	256,085	10,102,553
Starbucks Corp.	726,400	39,821,248
Starwood Hotels & Resorts Worldwide, Inc.	401,300	24,210,429
Tim Hortons, Inc.	4,000	193,480
Yum! Brands, Inc.	52,300	3,424,604

		141,774,943
Household Durables - 0.0%
Lennar Corp., Class A	9,700	374,323
Internet & Catalog Retail - 7.5%
Amazon.com, Inc. (I)	365,711	96,646,446
Expedia, Inc.	49,200	3,140,928
Liberty Interactive Corp., Series A (I)	267,500	5,585,400
priceline.com, Inc. (I)	90,400	62,157,232

		167,530,006
Media - 1.9%
Discovery Communications, Inc., Series C (I)	348,900	22,504,050
Omnicom Group, Inc.	87,000	5,005,110
The Walt Disney Company	270,000	14,739,300

		42,248,460
Multiline Retail - 0.0%
Dollar Tree, Inc. (I)	14,300	646,146
Specialty Retail - 2.6%
Limited Brands, Inc.	275,900	12,558,968
Lowe’s Companies, Inc.	97,400	3,715,810
O’Reilly Automotive, Inc. (I)	174,700	17,773,978
PetSmart, Inc.	10,700	696,677
Ross Stores, Inc.	108,600	6,294,456
The Home Depot, Inc.	262,100	17,953,850

		58,993,739
Textiles, Apparel & Luxury Goods - 4.5%
Fossil, Inc. (I)	227,300	23,359,621
Lululemon Athletica, Inc. (I)	36,200	2,427,210
Michael Kors Holdings, Ltd. (I)	266,400	15,792,192
NIKE, Inc., Class B	234,100	12,749,086
PVH Corp.	194,600	23,712,010
Ralph Lauren Corp.	123,300	21,388,851

		99,428,970

		524,833,073
Consumer Staples - 2.1%
Beverages - 0.2%
Anheuser-Busch InBev NV, ADR	9,900	930,501
Monster Beverage Corp. (I)	66,200	3,338,466
The Coca-Cola Company	14,000	542,080

		4,811,047
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	56,000	5,672,240
CVS Caremark Corp.	176,600	9,027,792
Whole Foods Market, Inc.	174,400	14,932,128

		29,632,160

The accompanying notes are an integral part of the financial statements.
42

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (I)	75,600	$3,610,656
Nestle SA	9,690	676,239

		4,286,895
Household Products - 0.4%
The Procter & Gamble Company	104,500	7,960,810
Personal Products - 0.0%
The Estee Lauder Companies, Inc., Class A	3,500	224,350

		46,915,262
Energy - 5.2%
Energy Equipment & Services - 2.3%
Cameron International Corp. (I)	197,600	12,591,072
FMC Technologies, Inc. (I)	66,100	3,431,251
Schlumberger, Ltd.	455,408	35,453,513

		51,475,836
Oil, Gas & Consumable Fuels - 2.9%
Cabot Oil & Gas Corp.	7,500	464,775
Concho Resources, Inc. (I)	43,100	3,877,276
EOG Resources, Inc.	133,200	16,744,572
EQT Corp.	147,700	9,318,393
Occidental Petroleum Corp.	2,000	164,660
Phillips 66	81,900	5,156,424
Pioneer Natural Resources Company	138,700	17,449,847
Range Resources Corp.	147,800	11,351,040

		64,526,987

		116,002,823
Financials - 7.5%
Capital Markets - 4.9%
Ameriprise Financial, Inc.	70,889	4,865,112
Franklin Resources, Inc.	287,235	40,571,944
Invesco, Ltd.	842,100	22,559,859
Morgan Stanley	250,200	5,642,010
Northern Trust Corp.	148,811	7,912,281
State Street Corp.	248,429	14,058,597
TD Ameritrade Holding Corp.	327,200	6,220,072
The Goldman Sachs Group, Inc.	49,224	7,371,786

		109,201,661
Commercial Banks - 0.4%
U.S. Bancorp	291,000	9,888,180
Consumer Finance - 1.1%
American Express Company	378,448	23,520,543
Diversified Financial Services - 0.9%
Citigroup, Inc.	72,900	3,059,613
IntercontinentalExchange, Inc. (I)	64,850	10,040,077
JPMorgan Chase & Company	137,700	6,736,284

		19,835,974
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	127,000	4,716,780

		167,163,138
Health Care - 12.7%
Biotechnology - 6.0%
Alexion Pharmaceuticals, Inc. (I)	195,900	16,992,366
Amgen, Inc.	7,000	639,870
Biogen Idec, Inc. (I)	200,900	33,417,706
Celgene Corp. (I)	312,900	32,285,022
Gilead Sciences, Inc. (I)	939,300	40,117,503

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)	65,600	$10,955,200

		134,407,667
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	111,600	7,544,160
Covidien PLC	115,400	7,335,978
Edwards Lifesciences Corp. (I)	90,500	7,776,665
Intuitive Surgical, Inc. (I)	550	280,440
Stryker Corp.	114,321	7,302,825

		30,240,068
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	34,800	1,608,108
Express Scripts Holding Company (I)	290,600	16,538,046
Henry Schein, Inc. (I)	20,700	1,846,854
McKesson Corp.	356,300	37,814,119
UnitedHealth Group, Inc.	189,300	10,118,085

		67,925,212
Health Care Technology - 0.2%
Cerner Corp. (I)	39,900	3,489,654
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	277,700	20,494,260
Pharmaceuticals - 1.2%
Allergan, Inc.	195,700	21,217,794
Perrigo Company	6,200	701,654
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	62,000	4,182,520
Zoetis, Inc. (I)	36,600	1,224,270

		27,326,238

		283,883,099
Industrials - 14.2%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	244,500	17,139,450
Precision Castparts Corp.	205,900	38,418,881
The Boeing Company	198,100	15,233,890
United Technologies Corp.	82,800	7,497,540

		78,289,761
Air Freight & Logistics - 1.4%
FedEx Corp.	303,200	31,966,376
Airlines - 0.3%
United Continental Holdings, Inc. (I)	245,300	6,551,963
Electrical Equipment - 0.6%
AMETEK, Inc.	6,500	271,895
Roper Industries, Inc.	110,300	13,744,483

		14,016,378
Industrial Conglomerates - 3.5%
3M Company	69,800	7,259,200
Danaher Corp.	1,135,874	69,969,838

		77,229,038
Machinery - 0.0%
Flowserve Corp.	2,900	465,450
Professional Services - 0.5%
IHS, Inc., Class A (I)	100,100	10,635,625
Verisk Analytics, Inc., Class A (I)	4,200	245,784

		10,881,409
Road & Rail - 2.9%
J.B. Hunt Transport Services, Inc.	51,300	3,566,376
Kansas City Southern	166,200	17,113,614

The accompanying notes are an integral part of the financial statements.
43

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Union Pacific Corp.	313,200	$42,942,852

		63,622,842
Trading Companies & Distributors - 1.5%
Fastenal Company	485,100	25,045,713
W.W. Grainger, Inc.	38,300	8,673,418

		33,719,131

		316,742,348
Information Technology - 26.9%
Communications Equipment - 2.6%
F5 Networks, Inc. (I)	2,200	207,746
Juniper Networks, Inc. (I)	367,879	7,607,738
QUALCOMM, Inc.	758,223	49,762,175

		57,577,659
Computers & Peripherals - 3.7%
Apple, Inc.	160,100	70,668,140
EMC Corp. (I)	518,900	11,939,889

		82,608,029
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	16,200	1,147,932
Internet Software & Services - 10.5%
Akamai Technologies, Inc. (I)	31,600	1,167,936
Baidu, Inc., ADR (I)	164,800	14,957,248
eBay, Inc. (I)	826,362	45,185,474
Facebook, Inc., Class A (I)	685,065	18,668,021
Google, Inc., Class A (I)	147,984	118,564,781
LinkedIn Corp., Class A (I)	87,700	14,749,386
Tencent Holdings, Ltd.	639,900	22,157,825

		235,450,671
IT Services - 6.1%
Accenture PLC, Class A	132,600	9,860,136
Alliance Data Systems Corp. (I)	60,800	9,648,352
Cognizant Technology
Solutions Corp., Class A (I)	130,400	10,010,808
Fiserv, Inc. (I)	101,600	8,342,376
Mastercard, Inc., Class A	128,260	66,415,593
Visa, Inc., Class A	209,200	33,187,488

		137,464,753
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp., Class A	745,800	25,439,238
Xilinx, Inc.	198,975	7,415,798

		32,855,036
Software - 2.4%
Autodesk, Inc. (I)	211,800	7,777,296
Citrix Systems, Inc. (I)	32,200	2,282,980
Intuit, Inc.	84,600	5,455,008
Oracle Corp.	5,400	185,004
Red Hat, Inc. (I)	239,100	12,148,671
Salesforce.com, Inc. (I)	147,000	24,875,340

		52,724,299

		599,828,379
Materials - 4.7%
Chemicals - 4.7%
Ecolab, Inc.	234,200	17,928,010
Monsanto Company	193,804	19,580,018
Praxair, Inc.	325,000	36,741,250

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	180,400	$29,150,836

		103,400,114

		103,400,114
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
American Tower Corp.	637,462	49,467,052

TOTAL COMMON STOCKS (Cost $1,311,274,068)		$2,208,235,288

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
T. Rowe Price Prime Reserve Investment
Fund, 0.0995% (Y)	16,815,459	16,815,459
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	520,058	520,058

		17,335,517

TOTAL SHORT-TERM INVESTMENTS (Cost $17,335,517)		$17,335,517

Total Investments (Blue Chip Growth Fund)
(Cost $1,328,609,585) - 99.8%		$2,225,570,805
Other assets and liabilities, net - 0.2%		4,562,860

TOTAL NET ASSETS - 100.0%		$2,230,133,665

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.0%
Consumer Discretionary - 20.2%
Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc. (I)	65,537	$20,761,466
Dunkin’ Brands Group, Inc.	571,618	21,235,609
Starbucks Corp.	315,490	17,295,162
Yum! Brands, Inc.	327,786	21,463,427

		80,755,664
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (I)	210,393	55,600,558
priceline.com, Inc. (I)	45,626	31,371,525

		86,972,083
Media - 1.6%
The Walt Disney Company	554,305	30,259,510
Specialty Retail - 3.9%
Inditex SA	274,768	36,614,447
TJX Companies, Inc.	791,340	35,586,560

		72,201,007
Textiles, Apparel & Luxury Goods - 5.6%
Burberry Group PLC	332,610	6,944,520
Lululemon Athletica, Inc. (I)	246,435	16,523,467
Luxottica Group SpA	257,723	11,942,898
NIKE, Inc., Class B	692,037	37,688,335
Ralph Lauren Corp.	182,301	31,623,754

		104,722,974

		374,911,238

The accompanying notes are an integral part of the financial statements.
44

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 6.5%
Beverages - 0.4%
Diageo PLC	248,541	$7,450,709
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	363,301	36,798,758
Whole Foods Market, Inc.	300,498	25,728,639

		62,527,397
Food Products - 1.1%
Mondelez International, Inc., Class A	721,064	19,937,420
Personal Products - 1.7%
The Estee Lauder Companies, Inc., Class A	490,935	31,468,934

		121,384,460
Energy - 4.2%
Energy Equipment & Services - 1.9%
FMC Technologies, Inc. (I)	180,361	9,362,540
Schlumberger, Ltd.	324,092	25,230,562

		34,593,102
Oil, Gas & Consumable Fuels - 2.3%
Concho Resources, Inc. (I)	271,445	24,419,192
EOG Resources, Inc.	149,147	18,749,269

		43,168,461

		77,761,563
Financials - 3.2%
Capital Markets - 3.2%
Morgan Stanley	1,263,526	28,492,511
The Goldman Sachs Group, Inc.	210,533	31,529,422

		60,021,933

		60,021,933
Health Care - 18.0%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (I)	248,150	21,524,531
Biogen Idec, Inc. (I)	207,903	34,582,585
Celgene Corp. (I)	69,422	7,162,962
Gilead Sciences, Inc. (I)	752,799	32,152,045
Vertex Pharmaceuticals, Inc. (I)	513,232	24,029,522

		119,451,645
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	564,162	19,063,034
Intuitive Surgical, Inc. (I)	12,943	6,599,506

		25,662,540
Health Care Providers & Services - 2.3%
Express Scripts Holding Company (I)	468,088	26,638,888
UnitedHealth Group, Inc.	318,252	17,010,569

		43,649,457
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (I)	254,029	12,734,474
Pharmaceuticals - 7.2%
Allergan, Inc.	336,820	36,518,024
Bristol-Myers Squibb Company	433,116	16,012,299
Novo Nordisk A/S, ADR	204,697	35,821,975
Perrigo Company	136,158	15,409,001
Shire PLC, ADR	312,445	29,263,599

		133,024,898

		334,523,014

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.5%
Aerospace & Defense - 5.7%
Precision Castparts Corp.	239,045	$44,603,407
The Boeing Company	408,806	31,437,181
United Technologies Corp.	332,294	30,089,222

		106,129,810
Air Freight & Logistics - 0.5%
FedEx Corp.	88,055	9,283,639
Electrical Equipment - 0.4%
Roper Industries, Inc.	59,593	7,425,884
Road & Rail - 2.9%
Canadian Pacific Railway, Ltd.	60,544	7,357,307
Kansas City Southern	156,473	16,112,025
Union Pacific Corp.	216,185	29,641,125

		53,110,457

		175,949,790
Information Technology - 35.0%
Communications Equipment - 0.8%
QUALCOMM, Inc.	219,631	14,414,383
Computers & Peripherals - 6.5%
Apple, Inc.	205,168	90,561,155
EMC Corp. (I)	1,265,024	29,108,202

		119,669,357
Internet Software & Services - 10.8%
Baidu, Inc., ADR (I)	136,806	12,416,513
eBay, Inc. (I)	438,075	23,953,941
Facebook, Inc., Class A (I)	749,105	20,413,111
Google, Inc., Class A (I)	97,432	78,062,518
LinkedIn Corp., Class A (I)	237,217	39,895,155
Rackspace Hosting, Inc. (I)	248,935	13,905,509
Tencent Holdings, Ltd.	277,256	9,600,547
Youku.com, Inc., ADR (I)	98,123	2,000,728

		200,248,022
IT Services - 7.8%
IBM Corp.	145,740	29,268,964
Mastercard, Inc., Class A	129,768	67,196,466
Teradata Corp. (I)	162,526	9,436,260
Visa, Inc., Class A	241,053	38,240,648

		144,142,338
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC, ADR	442,802	19,270,743
Avago Technologies, Ltd.	452,816	15,495,364
Broadcom Corp., Class A	501,511	17,106,540

		51,872,647
Software - 6.3%
Intuit, Inc.	383,758	24,744,716
Red Hat, Inc. (I)	484,003	24,592,192
Salesforce.com, Inc. (I)	174,299	29,494,877
Splunk, Inc. (I)	278,246	10,053,028
VMware, Inc., Class A (I)	315,043	22,629,539
Workday, Inc., Class A (I)	112,339	6,211,223

		117,725,575

		648,072,322
Materials - 2.2%
Chemicals - 2.2%
Monsanto Company	395,608	39,968,276

The accompanying notes are an integral part of the financial statements.
45

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
American Tower Corp.	123,653	$9,595,473
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (I)	167,835	11,714,883

		21,310,356

TOTAL COMMON STOCKS (Cost $1,278,521,578)		$1,853,902,952

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	7,730,770	7,730,770

TOTAL SHORT-TERM INVESTMENTS (Cost $7,730,770)		$7,730,770

Total Investments (Capital Appreciation Fund)
(Cost $1,286,252,348) - 100.4%		$1,861,633,722
Other assets and liabilities, net - (0.4%)		(7,692,229)

TOTAL NET ASSETS - 100.0%		$1,853,941,493

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 59.8%
Consumer Discretionary - 9.5%
Auto Components - 3.1%
Delphi Automotive PLC	518,200	$21,686,667
Johnson Controls, Inc.	320,100	10,073,547
TRW Automotive Holdings Corp. (I)	532,400	31,246,556

		63,006,770
Automobiles - 0.4%
General Motors Company (D)(I)	302,800	8,221,020
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	35,120	1,405,502
Media - 2.1%
Omnicom Group, Inc.	392,700	22,592,031
The McGraw-Hill Companies, Inc.	153,500	7,145,425
The Walt Disney Company (D)	244,000	13,319,960

		43,057,416
Multiline Retail - 1.1%
Dollar General Corp. (I)	320,600	14,856,604
Dollar Tree, Inc. (I)	132,000	5,964,420
Kohl’s Corp.	61,200	2,821,320

		23,642,344
Specialty Retail - 2.7%
AutoZone, Inc. (I)	67,900	25,812,185
Lowe’s Companies, Inc.	748,300	28,547,645

		54,359,830

		193,692,882
Consumer Staples - 7.2%
Beverages - 1.1%
PepsiCo, Inc.	291,000	22,049,070
Food Products - 2.2%
General Mills, Inc.	463,800	21,450,750
Kellogg Company	350,500	21,205,250

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Nestle SA	41,029	$2,863,303

		45,519,303
Household Products - 1.5%
The Procter & Gamble Company (D)	404,600	30,822,428
Personal Products - 0.3%
Avon Products, Inc.	262,400	5,129,920
Tobacco - 2.1%
Altria Group, Inc. (D)	353,500	11,859,925
Philip Morris International, Inc. (D)	348,500	31,974,875

		43,834,800

		147,355,521
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	91,000	7,241,780
Apache Corp.	103,400	7,679,518
Chevron Corp.	40,300	4,721,145
Exxon Mobil Corp.	132,400	11,856,420
Range Resources Corp.	84,400	6,481,920
The Williams Companies, Inc. (D)	735,400	25,525,734

		63,506,517

		63,506,517
Financials - 10.3%
Capital Markets - 6.1%
Invesco, Ltd.	1,586,800	42,510,372
Northern Trust Corp.	248,300	13,202,111
State Street Corp.	693,300	39,233,847
TD Ameritrade Holding Corp.	1,561,600	29,686,016

		124,632,346
Commercial Banks - 1.8%
U.S. Bancorp (D)	1,054,300	35,825,114
Diversified Financial Services - 0.6%
JPMorgan Chase & Company (D)	248,200	12,141,944
Insurance - 1.8%
Marsh & McLennan Companies, Inc.	663,200	24,631,248
XL Group PLC	441,600	12,647,424

		37,278,672

		209,878,076
Health Care - 9.4%
Health Care Equipment & Supplies - 0.3%
DENTSPLY International, Inc.	128,700	5,330,754
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	346,300	16,345,360
Henry Schein, Inc. (I)	8,500	758,370
Laboratory Corp. of America Holdings (I)	74,500	6,600,700
McKesson Corp.	73,300	7,779,329
UnitedHealth Group, Inc.	535,600	28,627,820

		60,111,579
Life Sciences Tools & Services - 3.9%
Agilent Technologies, Inc.	197,900	8,208,892
Thermo Fisher Scientific, Inc.	967,000	71,364,600

		79,573,492
Pharmaceuticals - 2.2%
Pfizer, Inc. (D)	1,633,100	44,697,947

The accompanying notes are an integral part of the financial statements.
46

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. (I)	32,800	$1,097,160

		45,795,107

		190,810,932
Industrials - 8.1%
Aerospace & Defense - 4.6%
Honeywell International, Inc.	294,400	20,637,440
United Technologies Corp.	813,300	73,644,315

		94,281,755
Industrial Conglomerates - 3.5%
Danaher Corp.	1,149,300	70,796,880
Machinery - 0.0%
Actuant Corp., Class A	23,035	700,494

		165,779,129
Information Technology - 9.3%
Communications Equipment - 0.2%
Cisco Systems, Inc. (D)	165,200	3,444,420
Computers & Peripherals - 1.0%
Apple, Inc.	48,100	21,231,340
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity, Ltd.	828,800	33,259,744
Internet Software & Services - 1.5%
Google, Inc., Class A (I)	38,000	30,445,600
IT Services - 3.0%
Accenture PLC, Class A (D)	138,900	10,328,604
Fiserv, Inc. (I)	579,200	47,558,112
IBM Corp.	15,300	3,072,699

		60,959,415
Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments, Inc. (D)	799,800	27,489,126
Software - 0.7%
Microsoft Corp. (D)	151,000	4,197,800
Oracle Corp.	283,100	9,699,006

		13,896,806

		190,726,451
Materials - 0.5%
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.	98,100	3,932,829
Containers & Packaging - 0.3%
Crown Holdings, Inc. (I)	179,800	6,988,826

		10,921,655
Utilities - 2.4%
Electric Utilities - 0.8%
Xcel Energy, Inc.	520,600	14,941,220
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	195,900	4,701,600
Multi-Utilities - 1.4%
PG&E Corp.	670,119	28,573,874

		48,216,694

TOTAL COMMON STOCKS (Cost $1,012,915,943)		$1,220,887,857

PREFERRED SECURITIES - 1.3%
Consumer Discretionary - 0.3%
General Motors Company, Series B, 4.750%	132,600	5,538,702

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Staples - 0.1%
H.J. Heinz Finance Company, 8.000% (S)	17	$1,733,469
Financials - 0.5%
AMG Capital Trust I, 5.100%	129,500	7,588,700
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,028,750
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,737,000

		11,354,450
Utilities - 0.4%
PPL Corp., 8.750%	133,250	7,310,095
SCE Trust I, 5.625%	60,000	1,581,600

		8,891,695

TOTAL PREFERRED SECURITIES (Cost $25,761,456)		$27,518,316

CORPORATE BONDS - 11.4%
Consumer Discretionary - 1.9%
Amazon.com, Inc.
0.650%, 11/27/2015	$3,925,000	$3,920,973
American Honda Finance Corp.
1.000%, 08/11/2015 (S)	3,355,000	3,368,061
CCO Holdings LLC
7.250%, 10/30/2017	710,000	766,800
Dollar General Corp.
4.125%, 07/15/2017	1,125,000	1,189,688
Ford Motor Credit Company LLC
2.500%, 01/15/2016	4,800,000	4,887,038
2.750%, 05/15/2015	2,300,000	2,349,871
3.875%, 01/15/2015	3,260,000	3,393,090
4.250%, 02/03/2017	1,110,000	1,188,393
5.000%, 05/15/2018	1,490,000	1,644,430
6.625%, 08/15/2017	1,225,000	1,430,723
7.000%, 10/01/2013	1,900,000	1,965,223
8.000%, 06/01/2014	1,900,000	2,051,008
Lamar Media Corp.
9.750%, 04/01/2014	840,000	910,350
The Walt Disney Company
0.280%, 02/11/2015 (P)	2,290,000	2,288,690
0.450%, 12/01/2015	1,465,000	1,460,705
Turner Broadcasting System, Inc.
8.375%, 07/01/2013	3,250,000	3,330,649
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	150,000	163,500
7.500%, 03/15/2019 (S)	720,000	1,022,245
8.125%, 12/01/2017 (S)	552,147	776,722

		38,108,159
Consumer Staples - 1.4%
Anheuser-Busch InBev Finance, Inc.
0.800%, 01/15/2016	4,200,000	4,202,839
Campbell Soup Company
0.599%, 08/01/2014 (P)	5,250,000	5,265,278
Costco Wholesale Corp.
0.650%, 12/07/2015	2,585,000	2,592,905
General Mills, Inc.
0.601%, 01/29/2016 (P)	490,000	491,138
0.875%, 01/29/2016	590,000	592,179
Heineken NV
0.800%, 10/01/2015 (S)	940,000	941,481
Kellogg Company
0.522%, 02/13/2015 (P)	1,040,000	1,041,009
PepsiCo, Inc.
0.497%, 02/26/2016 (P)	3,170,000	3,170,946

The accompanying notes are an integral part of the financial statements.
47

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
PepsiCo, Inc. (continued)
0.700%, 02/26/2016	$2,100,000	$2,098,841
Reynolds American, Inc.
1.050%, 10/30/2015	305,000	304,697
The Coca-Cola Company
0.264%, 03/05/2015 (P)	2,835,000	2,836,145
Walgreen Company
0.810%, 03/13/2014 (P)	2,480,000	2,486,632
1.000%, 03/13/2015	2,480,000	2,487,296

		28,511,386
Energy - 2.4%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	6,850,000	7,127,469
EP Energy LLC
6.875%, 05/01/2019	775,000	844,750
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,474,893
6.500%, 04/01/2018	1,165,000	1,358,540
Laredo Petroleum, Inc.
7.375%, 05/01/2022	400,000	434,000
9.500%, 02/15/2019	1,450,000	1,638,500
Marathon Oil Corp.
0.900%, 11/01/2015	400,000	399,079
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,134,763
Range Resources Corp.
5.000%, 08/15/2022	7,325,000	7,489,813
5.750%, 06/01/2021	1,345,000	1,432,425
8.000%, 05/15/2019	3,150,000	3,465,000
Shell International Finance BV
0.625%, 12/04/2015	3,075,000	3,088,161
SM Energy Company
6.500%, 01/01/2023	1,350,000	1,461,375
Total Capital Canada, Ltd.
0.683%, 01/15/2016 (P)	3,425,000	3,440,608
Total Capital International SA
0.750%, 01/25/2016	3,260,000	3,269,685
TransCanada PipeLines, Ltd.
0.750%, 01/15/2016	2,945,000	2,943,666

		49,002,727
Financials - 1.3%
American Honda Finance Corp.
0.378%, 08/02/2013 (P)(S)	3,520,000	3,521,454
CIT Group, Inc.
5.250%, 04/01/2014 (S)	400,000	415,500
CNH Capital LLC
6.250%, 11/01/2016	525,000	580,125
E*TRADE Financial Corp.
6.000%, 11/15/2017	600,000	622,500
6.375%, 11/15/2019	2,350,000	2,449,875
6.750%, 06/01/2016	275,000	293,563
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,453,359
6.750%, 06/01/2016	223,000	228,575
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	3,825,000	4,083,188
Kreditanstalt fuer Wiederaufbau
0.500%, 04/19/2016	4,762,000	4,758,171
Legg Mason, Inc.
5.500%, 05/21/2019	3,625,000	3,882,738
Regions Bank
7.500%, 05/15/2018	75,000	91,500

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Synovus Financial Corp.
5.125%, 06/15/2017	$85,000	$84,681
Toyota Motor Credit Corp.
0.369%, 08/22/2014 (P)	1,835,000	1,834,477
0.472%, 01/23/2015 (P)	1,595,000	1,596,523

		25,896,229
Health Care - 0.2%
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	676,563
5.875%, 01/31/2022 (S)	350,000	384,125
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	2,180,000	2,195,042
Zoetis, Inc.
1.150%, 02/01/2016 (S)	695,000	697,061
1.875%, 02/01/2018 (S)	410,000	411,454

		4,364,245
Industrials - 1.2%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	65,394	68,336
Caterpillar Financial Services Corp.
0.527%, 02/26/2016 (P)	1,345,000	1,344,998
0.700%, 11/06/2015	1,595,000	1,594,660
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,494,224	1,722,094
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	350,632	406,733
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,805,000	1,877,200
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	435,000	456,750
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	178,500
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	134,113	148,865
John Deere Capital Corp.
0.405%, 10/08/2014 (P)	3,250,000	3,251,209
0.700%, 09/04/2015	2,335,000	2,339,159
0.750%, 01/22/2016	1,275,000	1,278,050
PACCAR Financial Corp.
0.563%, 02/08/2016 (P)	455,000	454,738
Precision Castparts Corp.
0.700%, 12/20/2015	1,745,000	1,746,876
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,132,500
8.500%, 02/15/2019 (S)	1,200,000	1,359,000
United Technologies Corp.
0.787%, 06/01/2015 (P)	3,976,000	4,016,782
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	90,316	98,445
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	290,000	301,600

The accompanying notes are an integral part of the financial statements.
48

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	$355,000	$370,975

		24,147,470
Information Technology - 0.1%
Autodesk, Inc.
1.950%, 12/15/2017	1,730,000	1,713,646
Materials - 0.2%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	2,800,000	3,818,685
Telecommunication Services - 2.1%
American Tower Corp.
4.625%, 04/01/2015	170,000	182,069
AT&T, Inc.
0.677%, 02/12/2016 (P)	5,200,000	5,223,218
0.800%, 12/01/2015	4,355,000	4,356,407
0.900%, 02/12/2016	2,125,000	2,126,473
British Telecommunications PLC
1.434%, 12/20/2013 (P)	1,375,000	1,385,165
2.000%, 06/22/2015	935,000	958,586
Cricket Communications, Inc.
7.750%, 10/15/2020	6,030,000	6,135,525
Crown Castle International Corp.
7.125%, 11/01/2019	3,920,000	4,292,400
Matterhorn Mobile SA
5.399%, 05/15/2019 (P)(S)	675,000	729,156
6.750%, 05/15/2019 (S)	1,400,000	1,594,473
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	4,980,000	6,175,200
11.500%, 11/15/2021	330,000	454,575
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	1,490,000	1,598,025
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	4,125,000	4,537,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	3,950,000	4,275,875

		44,024,647
Utilities - 0.6%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	6,270,000	6,614,850
CMS Energy Corp.
6.550%, 07/17/2017	745,000	880,939
8.750%, 06/15/2019	345,000	453,114
EQT Corp.
8.125%, 06/01/2019	2,791,000	3,473,369
Florida Power Corp.
0.650%, 11/15/2015	1,705,000	1,705,544

		13,127,816

TOTAL CORPORATE BONDS (Cost $227,604,740)		$232,715,010

CONVERTIBLE BONDS - 1.1%
Energy - 0.1%
Peabody Energy Corp. 4.750%, 12/15/2041	1,423,000	1,208,661
Industrials - 0.4%
Continental Airlines, Inc. 4.500%, 01/15/2015	5,110,000	8,022,700
Information Technology - 0.6%
Xilinx, Inc. 3.125%, 03/15/2037	10,034,000	13,326,406

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.0%
SBA Communications Corp.
1.875%, 05/01/2013	$213,000	$363,298

TOTAL CONVERTIBLE BONDS (Cost $19,776,086)		$22,921,065

TERM LOANS (M) - 6.4%
Consumer Discretionary - 4.2%
Cedar Fair LP
4.000%, 12/15/2017	837,566	840,707
Charter Communications Operating LLC
3.460%, 09/06/2016	407,441	408,602
DineEquity, Inc.
5.250%, 10/19/2017	10,202,640	10,257,908
Dollar General Corp.
2.950%, 07/06/2017	2,025,000	2,033,228
Dunkin’ Brands, Inc.
3.760%, 02/07/2020	54,336,626	54,427,205
NP Opco LLC
5.500%, 09/27/2019	4,164,563	4,193,194
Peninsula Gaming LLC
5.750%, 11/20/2017	4,550,000	4,606,875
Station Casinos LLC
4.200%, 06/17/2016	3,250,000	3,217,500
Univision Communications, Inc.
4.450%, 03/31/2017	4,906,785	4,914,013

		84,899,232
Consumer Staples - 0.1%
Pinnacle Foods Finance LLC
4.750%, 10/17/2018	496,250	499,529
4.750%, 10/17/2018	1,662,000	1,673,574

		2,173,103
Energy - 0.0%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	988,557	986,085
Financials - 0.1%
Fifth Third Processing
3.750%, 03/27/2019	1,612,813	1,615,837
Health Care - 0.1%
DaVita, Inc.
4.000%, 11/01/2019	1,700,000	1,714,068
Industrials - 0.2%
Colfax Corp.-,
TBD 01/11/2019 (T)	1,700,000	1,699,291
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	251,563
Flying Fortress, Inc.
5.000%, 06/30/2017	1,825,000	1,834,125

		3,784,979
Telecommunication Services - 1.7%
Crown Castle Operating Company
4.000%, 01/31/2019	5,876,389	5,909,038
Intelsat Jackson Holdings SA
4.500%, 04/02/2018	24,937,500	25,197,274
SBA Senior Finance
3.750%, 06/29/2018	197,000	197,287
Telesat Canada
4.250%, 03/28/2019	3,548,375	3,572,770
4.390%, 03/24/2017	825,000	791,000

		35,667,369

TOTAL TERM LOANS (Cost $129,144,924)		$130,840,673

The accompanying notes are an integral part of the financial statements.
49

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
U.S. Government Agency - 4.9%
Federal Home Loan Mortgage Corp.
Series 4074, Class FK,
0.581%, 07/15/2042 (P)	$3,781,000	$3,799,916
Series 4097, Class TF,
0.601%, 05/15/2039 (P)	6,693,761	6,717,337
Series 4097, Class FA,
0.651%, 08/15/2042 (P)	5,979,898	6,020,776
Series 4091, Class TF,
0.651%, 08/15/2042 (P)	1,578,848	1,586,720
Series 4062, Class AF,
0.701%, 06/15/2042 (P)	3,619,646	3,642,294
Series 4060, Class FH,
0.701%, 06/15/2042 (P)	2,136,562	2,152,556
Series 4080, Class FA,
0.701%, 07/15/2042 (P)	1,978,699	1,993,470
Series 4086, Class FT,
0.701%, 07/15/2042 (P)	2,878,967	2,914,237
Series 4077, Class FD,
0.701%, 07/15/2042 (P)	1,965,281	1,980,333
Series 4089, Class FD,
0.701%, 08/15/2042 (P)	1,196,110	1,205,039
Federal National Mortgage Association
Series 2012-99, Class FB,
0.582%, 09/25/2042 (P)	1,573,393	1,581,451
Series 2012-86, Class CF,
0.602%, 04/25/2039 (P)	3,016,512	3,027,893
Series 2012-114, Class DF,
0.602%, 08/25/2039 (P)	5,793,010	5,813,065
Series 2012-75, Class NF,
0.602%, 07/25/2042 (P)	2,696,517	2,707,163
Series 2012-93, Class FG,
0.602%, 09/25/2042 (P)	3,109,550	3,125,962
Series 2012-113, Class FM,
0.602%, 10/25/2042 (P)	6,006,967	6,036,635
Series 2012-113, Class FC,
0.602%, 10/25/2042 (P)	8,099,145	8,142,475
Series 2012-113, Class GF,
0.602%, 10/25/2042 (P)	2,738,681	2,752,484
Series 2012-86, Class FC,
0.652%, 08/25/2042 (P)	2,985,499	3,015,017
Series 2012-103, Class CF,
0.652%, 09/25/2042 (P)	5,765,953	5,805,150
Series 2012-99, Class FQ,
0.652%, 09/25/2042 (P)	5,265,266	5,315,207
Series 2012-93, Class FK,
0.652%, 09/25/2042 (P)	3,314,563	3,337,721
Series 2012-99, Class FA,
0.652%, 09/25/2042 (P)	936,985	943,570
Series 2012-87, Class FK,
0.702%, 08/25/2042 (P)	2,722,935	2,757,192
Series 2012-18, Class FB,
0.752%, 03/25/2042 (P)	1,699,845	1,723,861
Government National Mortgage Association
Series 2012-21, Class FQ,
0.551%, 02/20/2042 (P)	2,190,620	2,198,811
Series 2011-93, Class BF,
0.602%, 07/16/2041 (P)	2,520,617	2,533,462
Series 2012-32, Class FP,
0.602%, 03/16/2042 (P)	2,091,351	2,104,702
Series 2012-43, Class FH,
0.602%, 04/16/2042 (P)	4,412,248	4,441,850

		99,376,349

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.2%
Federal National Mortgage Association (P)	$4,019,498	$4,044,737

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $103,010,638)		$103,421,086

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.901%, 06/15/2017 (P)	$9,050,000	$9,114,762
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	2,265,000	2,270,445
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	2,205,000	2,207,842

TOTAL ASSET BACKED SECURITIES (Cost $13,516,451)		$13,593,049

SHORT-TERM INVESTMENTS - 13.9%
Money Market Funds - 13.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	9,346,490	9,346,490
T. Rowe Price Reserve Investment
Fund, 0.0995% (Y)	269,968,936	269,968,936

		279,315,426
Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $4,487,158 on 03/01/2013,
collateralized by $4,710,000 Federal
National Mortgage Association, 2.080% due
11/02/2022 (valued at $4,684,980,
including interest)	$4,487,157	$4,487,157

TOTAL SHORT-TERM INVESTMENTS (Cost $283,802,583)		$283,802,583

Total Investments (Capital Appreciation Value Fund)
(Cost $1,815,532,821) - 99.7%		$2,035,699,639
Other assets and liabilities, net - 0.3%		5,619,268

TOTAL NET ASSETS - 100.0%		$2,041,318,907

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.3%
U.S. Government - 18.6%
U.S. Treasury
2.000%, 02/15/2023	$3,662,000	$3,700,337
2.750%, 11/15/2042	678,000	631,388
U.S. Treasury Bonds
4.375%, 05/15/2041	3,061,000	3,862,122
4.500%, 05/15/2038	4,170,000	5,341,511
U.S. Treasury Notes
0.125%, 12/31/2014	4,741,000	4,732,111
0.250%, 04/30/2014 to 10/15/2015	56,151,000	56,146,386
0.375%, 04/15/2015 to 02/15/2016	23,254,000	23,305,350
0.750%, 02/28/2018	6,107,000	6,107,953
0.875%, 01/31/2018	4,390,000	4,416,753
1.250%, 03/15/2014	4,342,000	4,389,831
1.625%, 11/15/2022	635,000	622,002

The accompanying notes are an integral part of the financial statements.
50

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.750%, 03/31/2014	$4,794,000	$4,874,712
2.750%, 11/30/2016	7,848,000	8,500,977

		126,631,433
U.S. Government Agency - 33.7%
Federal Home Loan Mortgage Corp. 3.000%,
03/15/2033 TBA (C)	1,595,000	1,656,744
Federal Home Loan Mortgage Corp.
2.500%, TBA (C)	18,300,000	18,915,087
3.000%, TBA (C)	39,106,000	40,139,686
3.000%, 07/01/2032 to 03/01/2043	2,376,401	2,439,509
3.000%, 12/01/2042 (C)	267,926	274,493
3.500%, 08/01/2032 to 03/01/2043	3,173,565	3,394,097
3.500%, TBA (C)	319,000	340,682
3.500%, 03/01/2043 (C)	4,983,000	5,294,048
4.000%, 04/01/2042 to 03/01/2043	20,843,791	22,792,210
4.500%, 09/01/2042	622,419	694,994
5.000%, 08/01/2039 to 04/01/2042	8,940,844	9,920,755
5.500%, 07/01/2038	2,000,554	2,185,806
5.566%, 10/01/2038 (P)	90,792	97,083
6.000%, 03/01/2034 to 03/01/2036	2,915,378	3,250,411
Federal National Mortgage Association
3.000%, TBA (C)	2,163,000	2,221,934
3.000%, 02/01/2033 to 03/01/2043	24,875,568	25,572,760
3.000%, 03/01/2033 to 01/01/2043 (C)	8,571,250	8,931,319
3.500%, 08/01/2032 to 12/01/2042	7,396,806	7,921,523
3.500%, 01/01/2033 to 02/01/2033 (C)	1,935,577	2,076,058
4.000%, TBA (C)	777,000	850,178
4.000%, 06/01/2042 to 11/01/2042	24,341,881	26,634,403
5.000%, 03/01/2041 to 09/01/2041	16,631,125	18,777,710
5.500%, 09/01/2034 to 07/01/2039	852,926	940,499
5.500%, 04/01/2040 (C)	1,102,554	1,257,883
6.000%, 03/01/2034 to 07/01/2037	11,528,156	12,982,285
6.271%, 09/01/2037 (P)	82,419	90,462
6.500%, 10/01/2036	109,541	121,914
Government National Mortgage Association
3.000%, TBA (C)	6,400,000	6,693,505
6.000%, 01/15/2040	2,628,446	2,980,409

		229,448,447

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $354,849,297)		$356,079,880

FOREIGN GOVERNMENT
OBLIGATIONS - 1.4%
Canada - 0.3%
Province of Quebec Canada
2.625%, 02/13/2023	1,675,000	1,682,454
Chile - 0.0%
Republic of Chile
3.625%, 10/30/2042	319,000	297,468
Colombia - 0.1%
Republic of Colombia
2.625%, 03/15/2023	970,000	934,595
Mexico - 0.2%
Government of Mexico
5.750%, 10/12/2110	1,503,000	1,665,324
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,975,000	2,093,500

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovenia - 0.1%
Slovenia Government International Bond
5.500%, 10/26/2022 (S)	$715,000	$725,725
Spain - 0.3%
Government of Spain
4.000%, 03/06/2018 (S)	1,725,000	1,699,298
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 05/30/2017	370,000	381,295

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,408,183)		$9,479,659

CORPORATE BONDS - 24.2%
Consumer Discretionary - 2.3%
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	1,650,000	1,659,052
1.875%, 09/15/2014 (S)	1,485,000	1,506,963
DIRECTV Holdings LLC
3.800%, 03/15/2022	500,000	502,124
5.150%, 03/15/2042	175,000	168,471
Eaton Corp.
0.950%, 11/02/2015 (S)	930,000	934,199
2.750%, 11/02/2022 (S)	760,000	746,415
4.000%, 11/02/2032 (S)	265,000	264,777
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,540,000	1,573,392
5.875%, 08/02/2021	2,082,000	2,375,250
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,185,000	1,194,185
Mohawk Industries, Inc. 3.850%, 02/01/2023	805,000	809,915
NBCUniversal Media LLC
4.450%, 01/15/2043	568,000	579,718
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	702,000	844,108
Omnicom Group, Inc. 3.625%, 05/01/2022	295,000	300,548
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	404,000	421,030
The Gap, Inc. 5.950%, 04/12/2021	1,178,000	1,332,629
Time Warner Cable, Inc. 4.500%, 09/15/2042	530,000	482,782
WPP Finance 2010 5.125%, 09/07/2042	161,000	158,092

		15,853,650
Consumer Staples - 1.8%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	937,000	939,233
1.375%, 07/15/2017	1,868,000	1,883,512
ConAgra Foods, Inc.
1.300%, 01/25/2016	555,000	558,684
1.900%, 01/25/2018	745,000	753,743
3.200%, 01/25/2023	337,000	336,312
Kraft Foods Group, Inc. 6.500%, 02/09/2040	715,000	922,715
PepsiCo, Inc. 1.250%, 08/13/2017	1,321,000	1,325,613
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	750,000	815,125
5.750%, 04/07/2021 (S)	317,000	377,835
Philip Morris International, Inc.
2.625%, 03/06/2023 (C)	1,145,000	1,128,362
4.125%, 03/04/2043 (C)	475,000	461,448
The Coca-Cola Company 1.150%, 04/01/2018	1,145,000	1,143,290
Tyson Foods, Inc. 4.500%, 06/15/2022	950,000	1,031,102
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	340,000	429,639

		12,106,613

The accompanying notes are an integral part of the financial statements.
51

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 2.9%
Apache Corp. 4.250%, 01/15/2044	$249,000	$239,603
BP Capital Markets PLC 2.500%, 11/06/2022	645,000	624,217
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	437,000	471,271
6.000%, 04/01/2042 (S)	738,000	843,488
DCP Midstream Operating LP
2.500%, 12/01/2017	1,160,000	1,172,997
4.950%, 04/01/2022	985,000	1,060,709
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	720,000	774,431
4.700%, 11/01/2042	345,000	331,333
Energen Corp. 4.625%, 09/01/2021	765,000	786,690
Energy Transfer Partners LP
3.600%, 02/01/2023	555,000	554,796
5.150%, 02/01/2043	200,000	201,013
6.500%, 02/01/2042	128,000	147,790
Husky Energy, Inc. 7.250%, 12/15/2019	257,000	331,382
Kerr-McGee Corp. 6.950%, 07/01/2024	1,125,000	1,398,647
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042 to 03/01/2043	805,000	819,224
Marathon Petroleum Corp.
6.500%, 03/01/2041	362,000	455,010
Murphy Oil Corp.
3.700%, 12/01/2022	745,000	720,419
5.125%, 12/01/2042	190,000	178,132
ONEOK Partners LP 2.000%, 10/01/2017	610,000	618,040
Petrobras International Finance Company
2.875%, 02/06/2015	685,000	697,576
3.500%, 02/06/2017	1,745,000	1,794,661
Petroleos Mexicanos
5.500%, 06/27/2044	335,000	344,213
5.500%, 06/27/2044 (S)	320,000	328,800
Rowan Companies, Inc. 5.400%, 12/01/2042	395,000	398,694
Statoil ASA 1.200%, 01/17/2018	1,064,000	1,064,539
Sunoco Logistics Partners Operations LP
4.950%, 01/15/2043	161,000	160,589
Talisman Energy, Inc. 7.750%, 06/01/2019	540,000	692,039
Total Capital Canada, Ltd. 1.450%, 01/15/2018	830,000	837,841
Total Capital International SA
1.550%, 06/28/2017	380,000	385,268
Transocean, Inc. 6.375%, 12/15/2021	725,000	854,645
Western Gas Partners LP 5.375%, 06/01/2021	220,000	248,791

		19,536,848
Financials - 9.3%
American Express Credit Corp.
1.750%, 06/12/2015	1,698,000	1,734,663
American International Group, Inc.
4.875%, 06/01/2022	663,000	752,095
6.400%, 12/15/2020	485,000	603,406
Banco Santander SA 4.125%, 11/09/2022 (S)	810,000	803,520
Bank of America Corp.
1.500%, 10/09/2015	2,629,000	2,637,137
2.000%, 01/11/2018	1,490,000	1,489,368
5.875%, 01/05/2021	325,000	386,187
6.000%, 09/01/2017	920,000	1,068,694
BB&T Corp. 1.450%, 01/12/2018	488,000	489,363
Berkshire Hathaway Finance Corp.
3.000%, 05/15/2022	183,000	186,780
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	1,495,000	1,515,046
3.000%, 02/11/2023	745,000	753,053
4.500%, 02/11/2043	265,000	266,910

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Boston Properties LP 3.850%, 02/01/2023	$835,000	$884,484
Citigroup, Inc.
2.650%, 03/02/2015	532,000	546,202
4.450%, 01/10/2017	1,121,000	1,238,002
4.500%, 01/14/2022	938,000	1,044,083
5.875%, 01/30/2042	190,000	231,439
Commonwealth Bank of Australia
0.750%, 01/15/2016 (S)	1,800,000	1,799,021
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	695,000	699,372
DDR Corp. 4.625%, 07/15/2022	765,000	827,053
Equity One, Inc. 3.750%, 11/15/2022	329,000	323,099
Federal Realty
Investment Trust 3.000%, 08/01/2022	385,000	380,819
General Electric Capital Corp.
1.625%, 07/02/2015	1,052,000	1,070,531
3.100%, 01/09/2023	1,647,000	1,632,590
5.875%, 01/14/2038	505,000	593,413
6.875%, 01/10/2039	352,000	464,174
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	325,000	365,160
HCP, Inc.
2.625%, 02/01/2020	344,000	346,118
3.750%, 02/01/2019	1,165,000	1,252,896
5.650%, 12/15/2013	1,040,000	1,079,948
HSBC Holdings PLC 4.000%, 03/30/2022	500,000	538,448
HSBC USA, Inc. 2.375%, 02/13/2015	960,000	989,820
Inter-American Development Bank
3.875%, 10/28/2041	855,000	918,075
Itau Unibanco Holding SA
5.125%, 05/13/2023 (S)	568,000	580,780
JPMorgan Chase & Company
1.100%, 10/15/2015	1,172,000	1,175,977
2.000%, 08/15/2017	1,342,000	1,370,217
3.200%, 01/25/2023	835,000	836,812
5.400%, 01/06/2042	189,000	222,950
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,170,000	1,385,358
Lazard Group LLC
6.850%, 06/15/2017	1,440,000	1,659,744
7.125%, 05/15/2015	1,025,000	1,136,537
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	452,000	513,215
Markel Corp. 4.900%, 07/01/2022	480,000	529,661
MetLife, Inc. 4.125%, 08/13/2042	260,000	247,185
Morgan Stanley
1.750%, 02/25/2016	1,205,000	1,210,363
3.750%, 02/25/2023	335,000	338,503
5.500%, 07/28/2021	857,000	983,834
Murray Street Investment Trust I
4.647%, 03/09/2017	2,761,000	3,023,582
Nordea Bank AB
2.250%, 03/20/2015 (S)	1,460,000	1,501,042
4.875%, 05/13/2021 (S)	530,000	573,078
Pacific LifeCorp 5.125%, 01/30/2043 (S)	510,000	499,191
PNC Bank NA 2.700%, 11/01/2022	955,000	932,369
Prudential Financial, Inc. 5.625%, 05/12/2041	207,000	235,806
Rabobank NV 3.950%, 11/09/2022	685,000	696,339
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	1,426,000	1,467,869
6.125%, 12/15/2022	925,000	970,724
Simon Property Group LP
1.500%, 02/01/2018 (S)	1,582,000	1,582,051

The accompanying notes are an integral part of the financial statements.
52

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Stadshypotek AB 1.875%, 10/02/2019 (S)	$1,705,000	$1,707,020
Standard Chartered PLC
3.950%, 01/11/2023 (S)	920,000	919,892
5.300%, 01/09/2043 (S)	395,000	407,881
Swedbank Hypotek AB
2.375%, 04/05/2017 (S)	965,000	1,013,658
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	380,000	379,701
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	1,313,000	1,330,324
6.150%, 04/01/2018	890,000	1,051,786
6.250%, 02/01/2041	180,000	218,432
6.750%, 10/01/2037	329,000	373,122
Ventas Realty LP
2.000%, 02/15/2018	730,000	732,036
3.250%, 08/15/2022	720,000	715,253
WR Berkley Corp. 4.625%, 03/15/2022	415,000	448,731
Xstrata Finance Canada, Ltd.
4.000%, 10/25/2022 (S)	696,000	705,211

		63,587,203
Health Care - 1.9%
AbbVie, Inc.
1.200%, 11/06/2015 (S)	1,760,000	1,774,450
2.000%, 11/06/2018 (S)	825,000	831,224
Amgen, Inc. 5.375%, 05/15/2043	1,215,000	1,380,321
AstraZeneca PLC 1.950%, 09/18/2019	680,000	687,985
Celgene Corp. 3.250%, 08/15/2022	1,343,000	1,354,538
Express Scripts Holding Company
2.100%, 02/12/2015	1,115,000	1,139,798
Gilead Sciences, Inc. 4.500%, 04/01/2021	620,000	702,660
Teva Pharmaceutical Finance Company BV
2.950%, 12/18/2022	939,000	938,658
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	637,000	642,220
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017	592,000	597,084
WellPoint, Inc.
1.250%, 09/10/2015	265,000	267,049
1.875%, 01/15/2018	370,000	373,874
3.125%, 05/15/2022	333,000	333,546
4.625%, 05/15/2042	310,000	310,921
Zoetis, Inc.
1.875%, 02/01/2018 (S)	525,000	526,862
3.250%, 02/01/2023 (S)	586,000	589,679
4.700%, 02/01/2043 (S)	342,000	350,480

		12,801,349
Industrials - 0.6%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	248,000	249,337
5.625%, 03/15/2042 (S)	784,000	877,302
Experian Finance PLC 2.375%, 06/15/2017 (S)	450,000	460,060
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	245,000	260,452
4.625%, 01/13/2022 (S)	735,000	804,265
Owens Corning 4.200%, 12/15/2022	479,000	490,920
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	441,000	445,947
Precision Castparts Corp. 2.500%, 01/15/2023	404,000	398,620

		3,986,903
Information Technology - 0.7%
IBM Corp. 1.250%, 02/08/2018	2,500,000	2,507,268

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Intel Corp.
2.700%, 12/15/2022	$1,110,000	$1,097,346
4.000%, 12/15/2032	725,000	715,588
Oracle Corp. 2.500%, 10/15/2022	335,000	329,804

		4,650,006
Materials - 0.7%
Freeport-McMoran Copper & Gold, Inc.
2.375%, 03/15/2018 (S)	700,000	705,387
3.875%, 03/15/2023 (S)	350,000	351,304
5.450%, 03/15/2043 (S)	350,000	353,331
Teck Resources, Ltd. 6.250%, 07/15/2041	388,000	430,359
The Dow Chemical Company
5.250%, 11/15/2041	470,000	505,811
Vale SA 5.625%, 09/11/2042	510,000	529,452
Xstrata Finance Canada, Ltd.
1.800%, 10/23/2015 (S)	1,515,000	1,531,332
2.450%, 10/25/2017 (S)	601,000	610,537

		5,017,513
Telecommunication Services - 2.1%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	455,617
3.125%, 07/16/2022	1,595,000	1,587,393
American Tower Corp.
3.500%, 01/31/2023	711,000	701,349
4.500%, 01/15/2018	1,045,000	1,151,200
5.050%, 09/01/2020	292,000	325,579
AT&T, Inc.
0.800%, 12/01/2015	1,635,000	1,635,528
1.600%, 02/15/2017	1,040,000	1,052,799
2.625%, 12/01/2022	990,000	961,771
4.300%, 12/15/2042 (S)	895,000	843,896
Rogers Communications, Inc.
3.000%, 03/15/2023 (C)	675,000	678,340
4.500%, 03/15/2043 (C)	505,000	508,958
Telefonica Chile SA 3.875%, 10/12/2022 (S)	570,000	561,041
Vodafone Group PLC
0.900%, 02/19/2016	1,675,000	1,673,732
1.500%, 02/19/2018	1,675,000	1,672,687
4.375%, 02/19/2043	335,000	326,741

		14,136,631
Utilities - 1.9%
Alabama Power Company 3.850%, 12/01/2042	455,000	448,158
Ameren Corp. 8.875%, 05/15/2014	720,000	780,993
Ameren Illinois Company 2.700%, 09/01/2022	1,015,000	1,012,131
American Electric Power Company, Inc.
1.650%, 12/15/2017	995,000	998,229
APT Pipelines, Ltd. 3.875%, 10/11/2022 (S)	564,000	554,698
Carolina Power & Light Company
4.100%, 05/15/2042	390,000	394,910
CMS Energy Corp. 2.750%, 05/15/2014	460,000	467,771
Consolidated Edison Company of New
York, Inc. 3.950%, 03/01/2043	1,010,000	1,012,634
Dominion Resources, Inc. 8.875%, 01/15/2019	840,000	1,147,318
Duke Energy Corp. 1.625%, 08/15/2017	485,000	488,660
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	693,000	705,165
Electricite de France SA
5.250%, 01/29/2023 (P)(Q)(S)	565,000	556,412
FirstEnergy Corp.
2.750%, 03/15/2018	725,000	727,136
4.250%, 03/15/2023	1,265,000	1,266,028

The accompanying notes are an integral part of the financial statements.
53

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
MidAmerican Energy Holdings Company
6.500%, 09/15/2037	$235,000	$308,333
Niagara Mohawk Power Corp.
4.119%, 11/28/2042 (S)	390,000	381,659
PPL Capital Funding, Inc. 3.500%, 12/01/2022	545,000	550,169
Progress Energy, Inc. 3.150%, 04/01/2022	348,000	353,388
Southwestern Electric Power Company
3.550%, 02/15/2022	680,000	707,297

		12,861,089

TOTAL CORPORATE BONDS (Cost $161,514,496)		$164,537,805

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	635,000	891,673
Los Angeles Community College District
(California) 6.750%, 08/01/2049	660,000	946,169
New Jersey State Turnpike Authority
7.102%, 01/01/2041	836,000	1,184,411
North Texas Tollway Authority
6.718%, 01/01/2049	793,000	1,079,463
Port Authority of New York & New Jersey
4.458%, 10/01/2062	910,000	918,181
State of California 7.600%, 11/01/2040	580,000	848,366
State of Illinois
5.365%, 03/01/2017	400,000	448,040
5.665%, 03/01/2018	365,000	417,991
5.877%, 03/01/2019	345,000	396,481
The Ohio State University 4.800%, 06/01/2111	265,000	285,548
University of Pennsylvania
4.674%, 09/01/2112	505,000	535,193

TOTAL MUNICIPAL BONDS (Cost $6,593,334)		$7,951,516

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.7%
Commercial & Residential - 6.7%
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class A4
5.451%, 01/15/2049	1,205,000	1,375,767
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	54,335	54,845
Series 2006-6, Class A4,
5.356%, 10/10/2045	907,000	1,026,190
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	35,467	35,655
CFCRE Commercial Mortgage Trust 2011-C1
4.961%, 04/15/2044 (S)(P)	925,000	1,074,095
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class A4
4.860%, 05/15/2043	801,000	855,331
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.219%, 07/15/2044 (P)	751,000	824,277
Commercial Mortgage Pass
Through Certificates
Series 2013-LC6, Class ASB,
2.478%, 01/10/2046	495,000	505,325
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	793,000	827,735
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	472,000	497,548

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	$854,000	$854,209
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class A3,
4.813%, 02/15/2038	224,921	229,346
Series 2004-C5, Class A4,
4.829%, 11/15/2037	168,000	177,712
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,130,000	1,203,746
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	2,914,000	3,268,640
Series 2006-C4, Class A3,
5.467%, 09/15/2039	316,000	356,170
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	665,000	721,438
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A4 4.537%, 07/10/2044 (S)	801,000	911,697
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	943,456	981,054
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AM
5.290%, 11/10/2045 (P)	603,000	653,723
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	2,043,000	2,235,649
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	530,282	546,760
Series 2006-GG7, Class A4,
5.862%, 07/10/2038 (P)	473,000	535,236
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,446,265	1,624,815
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	363,142	388,234
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	710,641
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,855,000	1,945,374
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	202,079	211,933
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	3,195,000	3,584,327
Series 2007-C1, Class A4,
5.716%, 02/15/2051	364,000	421,981
Series 2007-CB19, Class A4,
5.726%, 02/12/2049 (P)	1,542,000	1,778,500
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	305,384
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.884%, 07/15/2044 (P)	300,000	312,607
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	72,505	73,564
Series 2005-C3, Class AM,
4.794%, 07/15/2040	1,109,000	1,196,143

The accompanying notes are an integral part of the financial statements.
54

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	$135,904	$142,362
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	2,065,000	2,384,394
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	353,176
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	481,000	524,190
Series 2007-C1, Class A4,
5.850%, 06/12/2050 (P)	523,000	605,139
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172%, 12/12/2049 (P)	476,000	534,530
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	980,000	1,000,329
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,136,000	1,156,591
Series 2012-C5, Class A3,
2.825%, 08/15/2045	477,000	495,021
Morgan Stanley Capital I
Series 2004-T13, Class A3,
4.390%, 09/13/2045	37,545	37,544
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	654,000	683,146
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	172,000	185,785
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4
6.390%, 07/15/2033	16,371	16,394
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.312%, 02/25/2047 (P)	22,070	20,149
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,345,000	1,346,319
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	61,425	61,998
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	97,560	99,058
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Series AAB,
2.459%, 12/10/2045	1,703,000	1,733,506
Series 2012-C3, Class A3,
2.728%, 08/10/2049	669,000	688,699
Series 2013-C5, Class A4,
3.185%, 03/10/2046	1,176,000	1,217,160
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	47,739	48,117

		45,639,258
U.S. Government Agency - 3.0%
Federal Home Loan Mortgage Corp.
3.000%, 03/25/2033 (C)	5,179,000	5,401,542
Series 3664, Class DA,
4.000%, 11/15/2037	587,552	640,049
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	790,659

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2980, Class QA,
6.000%, 05/15/2035	$213,198	$241,068
Series T-48, Class 1A,
6.106%, 07/25/2033 (P)	19,077	22,505
Series 3529, Class AG,
6.500%, 04/15/2039	1,782,145	2,013,045
Series T-57, Class 1A2,
7.000%, 07/25/2043	226,093	260,338
Series T-57, Class 1A3,
7.500%, 07/25/2043	212,805	246,463
Series T-59, Class 1A3,
7.500%, 10/25/2043	291,767	334,975
Series T-60, Class 1A3,
7.500%, 03/25/2044	305,017	361,283
Federal National Mortgage Association
3.000%, 12/25/2042	7,077,230	7,426,781
Series 2012-134, Class LC,
3.000%, 12/25/2042	641,271	670,805
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	390,603
Series 2002-95, Class DB,
6.000%, 01/25/2033	977,559	1,120,117
6.500%, 04/25/2039	11,135	12,208
Series 2002-33, Class A2,
7.500%, 06/25/2032	232,022	284,547

		20,216,988

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $64,558,811)		$65,856,246

ASSET BACKED SECURITIES - 15.5%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	2,130,000	2,131,397
Series 2010-4, Class A4,
1.350%, 12/15/2015	183,000	184,798
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,878,000	1,903,430
Series 2011-1, Class A4,
2.230%, 03/15/2016	2,120,000	2,162,252
Ally Master Owner Trust
Series 2013-1, Class A1,
0.651%, 02/15/2018 (P)	848,000	848,000
Series 2012-3, Class A1,
0.901%, 06/15/2017 (P)	886,000	892,340
Series 2012-1, Class A1,
1.001%, 02/15/2017 (P)	1,370,000	1,380,876
American Express Credit
Account Master Trust
Series 2012-3, Class A,
0.351%, 03/15/2018 (P)	668,000	668,506
Series 2012-4, Class A,
0.441%, 05/15/2020 (P)	2,312,000	2,310,925
Series 2010-1, Class A,
0.451%, 11/16/2015 (P)	1,850,000	1,850,472
Series 2009-2, Class A,
1.451%, 03/15/2017 (P)	772,000	785,380
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	879,000	879,421
Series 2012-4, Class A3,
0.670%, 06/08/2017	706,000	707,470

The accompanying notes are an integral part of the financial statements.
55

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BA Credit Card Trust, Series 2007-A6,
Class A6 0.261%, 09/15/2016 (P)	$3,672,000	$3,672,621
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	$1,642,000	1,645,437
Series 2013-1, Class A4,
0.970%, 01/22/2018	657,000	659,697
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.261%, 01/15/2016 (P)	129,000	129,000
Series 2008-A3, Class A3,
5.050%, 02/15/2016	598,000	601,711
Chase Issuance Trust
Series 2011-A2, Class A-2,
0.291%, 05/15/2015 (P)	4,472,000	4,472,568
Series 2012-A6, Class A,
0.331%, 08/15/2017 (P)	6,652,000	6,652,466
Series 2012-A10, Class A10,
0.461%, 12/16/2019 (P)	836,000	836,000
Series 2012-A8, Class A8,
0.540%, 10/16/2017	819,000	818,190
Series 2008-A13, Class A13,
1.808%, 09/15/2015 (P)	1,919,000	1,934,980
Discover Card Master Trust
Series 2013-A1, Class A1,
0.499%, 08/17/2020 (P)	1,015,000	1,015,000
Series 2011-A1, Class A1,
0.551%, 08/15/2016 (P)	3,189,000	3,196,673
Ford Credit Auto Owner Trust Series 2012-B
Class A2, Series 2012-B, Class A2
0.570%, 01/15/2015	1,461,141	1,462,301
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A2,
0.551%, 09/15/2016 (P)	2,506,000	2,506,782
Series 2013-1, Class A2,
0.581%, 01/15/2018 (P)	1,153,000	1,153,000
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.751%, 01/15/2017 (P)	565,000	567,528
Hertz Vehicle Financing LLC, Series 2013-1A,
Class A2 1.830%, 08/25/2019 (S)	776,000	780,776
Honda Auto Receivables Owner Trust
Series 2013-1, Class A2,
0.350%, 06/22/2015	2,219,000	2,218,911
Series 2012-3, Class A2,
0.460%, 12/15/2014	635,000	635,453
Series 2010-3, Class A4,
0.940%, 12/21/2016	1,607,000	1,612,723
Series 2010-2, Class A4,
1.930%, 08/18/2016	441,000	443,763
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.461%, 03/15/2016 (P)	809,000	810,323
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	807,000	819,785
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.298%, 11/27/2018 (P)	107,888	107,759
Series 2007-1, Class A3,
0.358%, 05/27/2025 (P)	1,159,000	1,109,661
Series 2006-1, Class A4,
0.378%, 11/23/2022 (P)	2,601,552	2,594,699
Series 2006-2, Class A4,
0.381%, 10/26/2026 (P)	3,576,842	3,570,905

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-2, Class A5,
0.410%, 03/23/2037 (P)	$3,052,000	$2,916,070
Series 2005-1, Class A5,
0.411%, 10/25/2033 (P)	1,969,000	1,885,148
Series 2007-2A, Class A3L,
0.660%, 03/25/2026 (P)(S)	3,993,000	3,938,947
Nissan Auto Receivables Owner Trust,
Series 2012-B, Class A2
0.390%, 04/15/2015	417,000	417,159
Santander Drive Auto Receivables Trust
Series 2012-5, Class A2,
0.570%, 12/15/2015	504,267	504,709
Series 2012-6, Class A3,
0.620%, 07/15/2016	396,000	396,383
Series 2012-3, Class A2,
0.830%, 04/15/2015	531,432	532,410
Series 2012-5, Class A3,
0.830%, 12/15/2016	354,000	355,426
Series 2011-2, Class A3,
1.290%, 02/16/2015	263,000	263,662
SLC Student Loan Trust, Series 2006-1,
Class A4 0.388%, 12/15/2021 (P)	580,553	579,986
SLM Student Loan Trust
Series 2007-2, Class A2,
0.301%, 07/25/2017 (P)	417,733	417,005
Series 2007-4, Class A3,
0.361%, 01/25/2022 (P)	2,244,075	2,244,360
Series 2006-6, Class A2,
0.381%, 10/25/2022 (P)	642,241	641,452
Series 2005-9, Class A4,
0.401%, 01/25/2023 (P)	316,279	316,214
Series 2005-5, Class A3,
0.401%, 04/25/2025 (P)	143,000	141,991
Series 2013-1, Class A2,
0.451%, 09/25/2019 (P)	1,534,000	1,534,983
Series 2004-8A, Class A5,
0.801%, 04/25/2024 (P)(S)	3,593,000	3,607,220
Series 2013-A, Class A1,
0.803%, 08/15/2022 (P)(S)	1,556,000	1,556,000
Series 2008-6, Class A2,
0.851%, 10/25/2017 (P)	162,745	163,853
Series 2012-3, Class A,
0.852%, 12/26/2025 (P)	447,072	450,394
Series 2004-5A, Class A5,
0.901%, 10/25/2023 (P)(S)	1,719,000	1,726,581
Series 2012-2, Class A,
0.902%, 01/25/2029 (P)	1,056,828	1,067,553
Series 2012-E, Class A1,
0.951%, 10/16/2023 (P)(S)	1,721,990	1,730,280
Series 2012-6, Class B,
1.202%, 04/27/2043 (P)	720,000	656,749
Series 2012-B, Class A1,
1.301%, 12/15/2021 (P)(S)	1,903,803	1,919,329
Series 2012-C, Class A1,
1.301%, 08/15/2023 (P)(S)	1,397,917	1,411,644
Series 2005-6, Class A5B,
1.501%, 07/27/2026 (P)	700,000	708,618
Series 2011-C, Class A1,
1.601%, 12/15/2023 (P)(S)	1,915,663	1,939,484
Series 2012-A, Class A1,
1.601%, 08/15/2025 (P)(S)	2,026,880	2,058,212
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	622,000	621,825

The accompanying notes are an integral part of the financial statements.
56

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2008-9, Class A,
1.801%, 04/25/2023 (P)	$964,000	$1,002,619
Series 2012-E, Class A2B,
1.951%, 06/15/2045 (P)(S)	1,634,000	1,679,752
Series 2013-1, Class B,
2.001%, 11/25/2043 (P)	524,000	505,393
SMS Student Loan Trust
Series 2000-A, Class A2,
0.491%, 10/28/2028 (P)	645,935	644,325
Series 2000-B, Class A2,
0.501%, 04/28/2029 (P)	620,112	615,545
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A2
0.570%, 10/15/2014	909,441	910,390
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	670,000	670,073

TOTAL ASSET BACKED SECURITIES (Cost $104,927,427)		$105,465,723

SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 9.9%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	67,311,600	67,311,600

TOTAL SHORT-TERM INVESTMENTS (Cost $67,311,600)		$67,311,600

Total Investments (Core Bond Fund)
(Cost $769,163,148) - 114.1%		$776,682,429
Other assets and liabilities, net - (14.1%)		(96,203,484)

TOTAL NET ASSETS - 100.0%		$680,478,945

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Equity - 28.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	915,284	$10,159,655
Fixed Income - 12.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	433,093	4,330,931
Unaffiliated Investment Companies - 60.0%
Equity - 42.1%
American Funds Capital World Growth and
Income Fund, Class R5	35,184	1,360,917
American Funds EuroPacific Growth
Fund, Class R5	24,526	1,032,788
American Funds New Perspective
Fund, Class R5	41,749	1,360,179
American Funds The Growth Fund of
America, Class R5	81,499	2,938,851
American Funds The Investment Company of
America, Class R5	176,330	5,602,013
American Funds Washington Mutual Investors
Fund, Class R5	89,168	2,946,109

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 17.9%
American Funds U.S. Government Securities
Fund, Class R5	459,109	$6,496,395

TOTAL INVESTMENT COMPANIES (Cost $31,102,580)		$36,227,838

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $31,102,580) - 100.0%		$36,227,838
Other assets and liabilities, net - 0.0%		(15,274)

TOTAL NET ASSETS - 100.0%		$36,212,564

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Fixed Income
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	251,393	$2,513,934
Equity
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	339,721	3,770,900
Unaffiliated Investment Companies - 60.1%
Equity - 36.1%
American Funds EuroPacific Growth
Fund, Class R5	29,103	1,225,544
American Funds The Growth Fund of
America, Class R5	30,718	1,107,702
American Funds The Investment Company of
America, Class R5	69,733	2,215,404
American Funds Washington Mutual Investors
Fund, Class R5	33,526	1,107,705
Fixed Income - 24.0%
American Funds U.S. Government Securities
Fund, Class R5	266,494	3,770,889

TOTAL INVESTMENT COMPANIES (Cost $13,515,515)		$15,712,078

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $13,515,515) - 100.1%		$15,712,078
Other assets and liabilities, net - (0.1%)		(14,851)

TOTAL NET ASSETS - 100.0%		$15,697,227

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 28.5%
John Hancock Funds II - 28.5%
Fixed Income - 14.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	498,790	$4,987,896

The accompanying notes are an integral part of the financial statements.
57

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Equity - 14.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	465,409	$5,166,035
Unaffiliated Investment Companies - 71.6%
Equity - 39.0%
American Funds Capital World Growth and
Income Fund, Class R5	79,444	3,072,900
American Funds EuroPacific Growth
Fund, Class R5	142,774	6,012,196
American Funds New Perspective
Fund, Class R5	94,319	3,072,900
American Funds The Investment Company of
America, Class R5	54,670	1,736,857
Exchange Traded Funds - 11.6%
Vanguard MSCI EAFE ETF	113,685	4,110,850
Fixed Income - 21.0%
American Funds U.S. Government Securities
Fund, Class R5	528,752	7,481,843

TOTAL INVESTMENT COMPANIES (Cost $32,441,302)		$35,641,477

Total Investments (Core Global Diversification Portfolio)
(Cost $32,441,302) - 100.1%		$35,641,477
Other assets and liabilities, net - (0.1%)		(25,371)

TOTAL NET ASSETS - 100.0%		$35,616,106

Emerging Markets Debt Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 5.4%
Argentina - 1.5%
City of Buenos Aires,
12.500%, 04/06/2015 (S)		$250,000	$233,750

			233,750
Brazil - 0.9%
Federative Republic of Brazil,
12.500%, 01/05/2016	BRL	250,000	149,035

			149,035
Chile - 1.2%
Republic of Chile,
2.250%, 10/30/2022		$200,000	192,800

			192,800
Poland - 1.8%
Republic of Poland,
5.000%, 03/23/2022		250,000	285,763

			285,763

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $842,119)			$861,348

CORPORATE BONDS - 85.9%
Argentina - 3.3%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		230,000	213,900
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016	BRL	250,000	132,932

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Argentina (continued)
Pan American Energy LLC
7.875%, 05/07/2021 (S)		$200,000	$181,000

			527,832
Bermuda - 2.8%
Digicel, Ltd.
6.000%, 04/15/2021 (S)		250,000	249,375
Qtel International Finance, Ltd.
3.250%, 02/21/2023 (S)		200,000	197,540

			446,915
Brazil - 4.1%
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		250,000	272,500
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	158,760
Votorantim Cimentos SA
7.250%, 04/05/2041		$200,000	224,500

			655,760
Cayman Islands - 12.9%
Banco Bradesco SA
5.750%, 03/01/2022		200,000	212,900
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		150,000	162,207
Banco do Brasil SA
5.875%, 01/19/2023 (S)		200,000	217,000
Braskem Finance, Ltd.
7.375%, 10/04/2015 (Q) (S)		200,000	204,800
Intercorp Retail Trust
8.875%, 11/14/2018		250,000	284,375
IPIC GMTN Ltd.
5.500%, 03/01/2022		250,000	291,250
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)		350,000	370,125
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017		100,000	111,500
Schahin II Finance Company, SPV, Ltd.
5.875%, 09/25/2022 (S)		200,000	210,000

			2,064,157
Chile - 5.9%
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)		150,000	154,500
8.250%, 05/24/2021 (S)		300,000	330,375
CorpGroup Banking SA
6.750%, 03/15/2023 (S)		250,000	257,721
Telefonica Chile SA
3.875%, 10/12/2022 (S)		200,000	196,857

			939,453
Dominican Republic - 1.7%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)		250,000	268,125

			268,125
Indonesia - 1.2%
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	195,000

			195,000

The accompanying notes are an integral part of the financial statements.
58

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Ireland - 4.3%
Alfa Bank OJSC
7.500%, 09/26/2019 (S)	$250,000	$269,828
Phosagro OAO via Phosagro Bond
Funding, Ltd.
4.204%, 02/13/2018 (S)	200,000	202,875
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q) (S)	200,000	218,500

		691,203
Israel - 1.7%
Israel Electric Corp., Ltd.
6.700%, 02/10/2017	250,000	277,529

		277,529
Jamaica - 1.7%
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	250,000	266,625

		266,625
Luxembourg - 4.0%
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	199,500
Sberbank of Russia
6.125%, 02/07/2022	200,000	225,760
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (P) (S)	200,000	209,000

		634,260
Mexico - 9.0%
Alpek SA de CV
4.500%, 11/20/2022 (S)	200,000	205,500
Cemex SAB de CV
9.000%, 01/11/2018 (S)	200,000	221,750
Corporacion GEO SAB de CV
9.250%, 06/30/2020 (S)	200,000	186,000
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020	250,000	235,000
Grupo Posadas SAB de CV
7.875%, 11/30/2017 (S)	200,000	210,500
Mexichem SAB de CV
4.875%, 09/19/2022 (S)	200,000	211,000
Urbi Desarrollos Urbanos SAB de CV
9.750%, 02/03/2022 (S)	200,000	167,000

		1,436,750
Netherlands - 10.2%
Ajecorp BV
6.500%, 05/14/2022 (S)	250,000	271,875
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)	200,000	207,000
Listrindo Capital BV
6.950%, 02/21/2019 (S)	250,000	277,707
Metinvest BV
10.250%, 05/20/2015 (S)	200,000	212,270
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)	200,000	202,905
7.504%, 03/01/2022 (S)	200,000	223,500
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	250,000	236,250

		1,631,507

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paraguay - 1.7%
Telefonica Celular del Paraguay SA
6.750%, 12/13/2022 (S)	$250,000	$268,125

		268,125
Peru - 4.5%
Corp. Lindley SA
6.750%, 11/23/2021	250,000	288,375
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	200,000	209,500
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	200,000	225,000

		722,875
Republic of Georgia - 3.1%
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	250,000	260,313
Georgian Railway JSC
7.750%, 07/11/2022 (S)	200,000	235,000

		495,313
Sri Lanka - 1.7%
Bank of Ceylon
6.875%, 05/03/2017 (S)	250,000	261,875

		261,875
Turkey - 2.0%
Turkiye Is Bankasi
6.000%, 10/24/2022 (S)	300,000	316,875

		316,875
United Arab Emirates - 5.4%
Abu Dhabi National Energy Company
3.625%, 01/12/2023 (S)	200,000	203,300
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	200,000	246,250
Emirates Airlines
4.500%, 02/06/2025 (S)	200,000	201,750
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	200,000	214,142

		865,442
United Kingdom - 2.7%
Afren PLC
11.500%, 02/01/2016	200,000	234,500
Ferrexpo Finance PLC
7.875%, 04/07/2016 (S)	200,000	200,000

		434,500
United States - 1.1%
BBVA Bancomer SA
6.500%, 03/10/2021	150,000	169,500

		169,500
Venezuela - 0.9%
Petroleos de Venezuela SA
4.900%, 10/28/2014	150,000	143,998

		143,998

TOTAL CORPORATE BONDS (Cost $13,052,327)		$13,713,619

The accompanying notes are an integral part of the financial statements.
59

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.3%
Repurchase Agreement with State
Street Corp. dated 2/28/2013 at 0.010%
to be repurchased at $1,476,000 on
3/1/2013, collateralized by $1,150,000
U.S. Treasury Bond, 4.625% due
2/15/2040 (valued at $1,510,925,
including interest)	$1,476,000	$1,476,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,476,000)		$1,476,000

Total Investments (Emerging Markets Debt Fund)
(Cost $15,370,446) - 100.6%		$16,050,967
Other assets and liabilities, net - (0.6%)		(91,751)

TOTAL NET ASSETS - 100.0%		$15,959,216

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.9%
Consumer Discretionary - 10.9%
Auto Components - 0.5%
Johnson Controls, Inc.	260,100	$8,185,348
Automobiles - 0.5%
Ford Motor Company	621,900	7,842,159
Distributors - 0.5%
Genuine Parts Company	123,550	8,775,757
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	221,000	7,905,170
Household Durables - 0.4%
Whirlpool Corp.	62,800	7,093,260
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	143,900	5,758,878
Mattel, Inc. (L)	423,400	17,253,550

		23,012,428
Media - 4.8%
Cablevision Systems Corp., Class A	424,800	5,942,952
Comcast Corp., Class A	220,200	8,761,758
The Madison Square Garden, Inc., Class A (I)	132,925	7,433,166
The McGraw-Hill Companies, Inc.	258,800	12,047,140
The New York Times Company, Class A (I)(L)	411,600	3,980,172
The Walt Disney Company	253,900	13,860,401
Time Warner, Inc. (L)	361,366	19,213,830
WPP PLC	311,473	4,982,285

		76,221,704
Multiline Retail - 1.6%
Kohl’s Corp. (L)	331,600	15,286,760
Macy’s, Inc.	235,100	9,662,610

		24,949,370
Specialty Retail - 0.7%
Staples, Inc. (L)	789,000	10,399,020
Tiffany & Company	15,800	1,061,128

		11,460,148

		175,445,344
Consumer Staples - 5.7%
Beverages - 0.9%
PepsiCo, Inc.	188,000	14,244,760

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 2.5%
Archer-Daniels-Midland Company	455,700	$14,518,602
Campbell Soup Company (L)	374,600	15,418,536
ConAgra Foods, Inc.	78,400	2,674,224
McCormick & Company, Inc., Non-
Voting Shares (L)	113,900	7,662,053

		40,273,415
Household Products - 1.5%
Energizer Holdings, Inc. (L)	71,500	6,572,995
The Clorox Company (L)	203,300	17,079,233

		23,652,228
Personal Products - 0.8%
Avon Products, Inc.	639,500	12,502,225

		90,672,628
Energy - 14.1%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc. (L)	173,600	12,096,448
Schlumberger, Ltd.	206,900	16,107,165

		28,203,613
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp.	200,800	15,979,664
Apache Corp.	244,400	18,151,588
BP PLC, ADR (L)	206,192	8,330,157
Chevron Corp.	338,760	39,685,734
ConocoPhillips	105,100	6,090,545
CONSOL Energy, Inc.	331,500	10,657,725
Exxon Mobil Corp.	382,924	34,290,844
Hess Corp. (L)	242,400	16,119,600
Murphy Oil Corp.	291,200	17,728,256
Petroleo Brasileiro SA, ADR	198,700	2,914,929
Royal Dutch Shell PLC, ADR (L)	367,400	24,119,810
Spectra Energy Corp.	118,700	3,447,048

		197,515,900

		225,719,513
Financials - 20.0%
Capital Markets - 2.3%
Legg Mason, Inc. (L)	399,300	11,380,050
Northern Trust Corp.	282,400	15,015,208
The Bank of New York Mellon Corp.	358,200	9,721,548

		36,116,806
Commercial Banks - 5.9%
PNC Financial Services Group, Inc.	315,800	19,702,762
Regions Financial Corp.	695,200	5,318,280
SunTrust Banks, Inc.	482,000	13,298,380
U.S. Bancorp	768,400	26,110,232
Wells Fargo & Company	841,000	29,502,280

		93,931,934
Consumer Finance - 2.6%
American Express Company	326,800	20,310,620
Capital One Financial Corp.	173,600	8,858,808
SLM Corp.	633,200	12,011,804

		41,181,232
Diversified Financial Services - 3.9%
Bank of America Corp.	1,653,522	18,569,052
JPMorgan Chase & Company	908,014	44,420,045

		62,989,097

The accompanying notes are an integral part of the financial statements.
60

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.6%
Lincoln National Corp.	293,098	$8,658,115
Loews Corp.	132,600	5,716,386
Marsh & McLennan Companies, Inc.	478,400	17,767,776
Sun Life Financial, Inc. (L)	208,100	5,803,909
The Allstate Corp.	396,600	18,251,532
The Chubb Corp.	92,600	7,781,178
Willis Group Holdings PLC	191,800	7,303,744
XL Group PLC	98,600	2,823,904

		74,106,544
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company	410,013	12,058,482

		320,384,095
Health Care - 7.3%
Biotechnology - 0.4%
Amgen, Inc.	75,300	6,883,173
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	135,900	7,633,503
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	129,900	5,388,252
Thermo Fisher Scientific, Inc.	300,100	22,147,380

		27,535,632
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Company	370,300	13,689,991
Johnson & Johnson	292,500	22,262,175
Merck & Company, Inc.	415,800	17,767,134
Pfizer, Inc.	790,688	21,641,131

		75,360,431

		117,412,739
Industrials - 13.8%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	261,500	18,331,150
Lockheed Martin Corp.	76,300	6,714,400
The Boeing Company	168,000	12,919,200

		37,964,750
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	196,600	16,248,990
Airlines - 0.8%
United Continental Holdings, Inc. (I)(L)	456,800	12,201,128
Building Products - 0.9%
Masco Corp.	456,000	8,782,560
USG Corp. (I)(L)	193,600	5,463,392

		14,245,952
Electrical Equipment - 1.7%
Eaton Corp. PLC	143,026	8,863,321
Emerson Electric Company	321,300	18,217,710

		27,081,031
Industrial Conglomerates - 4.2%
3M Company	214,100	22,266,400
General Electric Company	1,975,400	45,868,788

		68,135,188
Machinery - 1.7%
Illinois Tool Works, Inc. (L)	314,900	19,366,350
Ingersoll-Rand PLC	75,800	3,990,870
Xylem, Inc.	131,700	3,621,750

		26,978,970

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.1%
Norfolk Southern Corp.	251,000	$18,335,550

		221,191,559
Information Technology - 8.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	654,300	13,642,155
Harris Corp. (L)	283,700	13,637,459
Nokia OYJ, ADR (L)	833,700	3,043,005

		30,322,619
Computers & Peripherals - 1.7%
Apple, Inc.	11,700	5,164,380
Dell, Inc.	1,041,800	14,533,110
Hewlett-Packard Company	384,400	7,741,816

		27,439,306
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	884,600	11,154,806
IT Services - 1.0%
Computer Sciences Corp.	282,900	13,587,687
The Western Union Company	182,300	2,557,669

		16,145,356
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	261,100	11,806,942
Applied Materials, Inc.	781,400	10,705,180
Texas Instruments, Inc.	302,200	10,386,614

		32,898,736
Software - 1.4%
CA, Inc.	144,300	3,533,907
Microsoft Corp.	683,800	19,009,640

		22,543,547

		140,504,370
Materials - 4.7%
Chemicals - 0.5%
E.I. du Pont de Nemours & Company	158,100	7,572,990
Construction Materials - 0.7%
Vulcan Materials Company	223,500	11,382,855
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc. (L)	136,600	3,477,836
Newmont Mining Corp.	158,300	6,377,907
Nucor Corp.	314,400	14,163,720

		24,019,463
Paper & Forest Products - 2.0%
International Paper Company	536,725	23,621,267
MeadWestvaco Corp.	244,600	8,734,666

		32,355,933

		75,331,241
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	812,473	29,175,905
CenturyLink, Inc. (L)	230,498	7,991,366
Telefonica SA	318,053	4,154,303
Verizon Communications, Inc.	332,852	15,487,604

		56,809,178
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,940,136	4,870,616

		61,679,794

The accompanying notes are an integral part of the financial statements.
61

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 5.7%
Electric Utilities - 4.2%
Duke Energy Corp.	308,236	$21,345,343
Entergy Corp.	243,600	15,166,536
Exelon Corp. (L)	447,700	13,874,223
FirstEnergy Corp.	149,875	5,917,065
Xcel Energy, Inc.	370,300	10,627,610

		66,930,777
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	411,500	4,781,630
Multi-Utilities - 1.2%
NiSource, Inc.	620,800	17,196,160
TECO Energy, Inc. (L)	142,900	2,465,025

		19,661,185

		91,373,592

TOTAL COMMON STOCKS (Cost $1,211,740,877)		$1,519,714,875

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750% (L)	212,900	8,892,833

TOTAL PREFERRED SECURITIES (Cost $10,509,138)		$8,892,833

SECURITIES LENDING COLLATERAL - 10.8%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	17,352,896	173,674,729

TOTAL SECURITIES LENDING
COLLATERAL (Cost $173,676,107)		$173,674,729

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	1,550,043	1,550,043
T. Rowe Price Reserve Investment
Fund, 0.0995% (Y)	72,456,373	72,456,373

		74,006,416

TOTAL SHORT-TERM INVESTMENTS (Cost $74,006,416)		$74,006,416

Total Investments (Equity-Income Fund)
(Cost $1,469,932,538) - 110.9%		$1,776,288,853
Other assets and liabilities, net - (10.9%)		(173,863,317)

TOTAL NET ASSETS - 100.0%		$1,602,425,536

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Belgium - 3.6%
Anheuser-Busch InBev NV	153,970	$14,433,308
China - 2.9%
Tsingtao Brewery Company, Ltd., H Shares	1,853,016	11,602,813
France - 5.3%
Danone SA	309,694	21,458,040
Germany - 6.3%
Adidas AG	176,733	16,099,139

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
SAP AG	121,539	$9,486,956

		25,586,095
Ireland - 3.6%
Experian PLC	883,946	14,635,695
Netherlands - 3.2%
Heineken Holding NV	210,289	13,180,026
Switzerland - 6.5%
Nestle SA	180,028	12,563,669
Novartis AG	205,314	13,905,381

		26,469,050
United Kingdom - 21.4%
Compass Group PLC	892,250	10,838,624
Diageo PLC	553,122	16,581,374
G4S PLC	1,625,713	7,155,338
Intertek Group PLC	162,780	8,247,090
Reckitt Benckiser Group PLC	168,233	11,303,804
SABMiller PLC	663,650	32,960,317

		87,086,547
United States - 45.7%
Amazon.com, Inc. (I)	118,888	31,418,532
Amgen, Inc.	86,419	7,899,561
Apple, Inc.	30,993	13,680,310
Coca-Cola Enterprises, Inc.	172,766	6,181,567
FactSet Research Systems, Inc.	151,747	14,763,466
Google, Inc., Class A (I)	13,915	11,148,698
McCormick & Company, Inc., Non-
Voting Shares	119,419	8,033,316
Oracle Corp.	365,307	12,515,418
PepsiCo, Inc.	216,356	16,393,294
Philip Morris International, Inc.	43,181	3,961,857
Starbucks Corp.	225,174	12,344,039
The Clorox Company	51,070	4,290,391
The Coca-Cola Company	183,550	7,107,056
The Procter & Gamble Company	292,927	22,315,179
The Walt Disney Company	147,247	8,038,214
Visa, Inc., Class A	37,113	5,887,606

		185,978,504

TOTAL COMMON STOCKS (Cost $350,887,083)		$400,430,078

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $5,852,002 on 03/01/2013,
collateralized by $4,545,000 U.S. Treasury
Bond, 4.625% due 02/15/2040 (valued at
$5,971,439, including interest)	$5,852,000	$5,852,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,852,000)		$5,852,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $356,739,083) - 99.9%		$406,282,078
Other assets and liabilities, net - 0.1%		470,956

TOTAL NET ASSETS - 100.0%		$406,753,034

The accompanying notes are an integral part of the financial statements.
62

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.2%
Consumer Discretionary - 8.1%
Automobiles - 0.7%
Harley-Davidson, Inc.	136,546	$7,186,416
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,415,806
Internet & Catalog Retail - 1.1%
Groupon, Inc. (I)	330,900	1,498,977
Liberty Interactive Corp., Series A (I)	312,234	6,519,446
Liberty Ventures, Series A (I)	20,998	1,516,056
Netflix, Inc. (I)	15,250	2,868,220

		12,402,699
Media - 2.4%
Grupo Televisa SAB, ADR	94,869	2,545,335
The Walt Disney Company	423,457	23,116,518

		25,661,853
Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (I)	474,718	26,940,247
CarMax, Inc. (I)	184,145	7,073,009
Tiffany & Company	56,950	3,824,762

		37,838,018
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	27,200	2,174,538

		87,679,330
Consumer Staples - 15.6%
Beverages - 4.4%
Diageo PLC, ADR	185,141	22,163,229
Heineken Holding NV	184,115	11,539,550
The Coca-Cola Company	356,070	13,787,030

		47,489,809
Food & Staples Retailing - 9.9%
Costco Wholesale Corp.	414,702	42,005,166
CVS Caremark Corp.	1,214,556	62,088,103
Sysco Corp.	102,620	3,300,259

		107,393,528
Food Products - 0.4%
Nestle SA	14,085	982,954
Unilever NV - NY Shares	81,396	3,167,932

		4,150,886
Tobacco - 0.9%
Philip Morris International, Inc.	113,536	10,416,928

		169,451,151
Energy - 9.2%
Energy Equipment & Services - 1.3%
Schlumberger, Ltd.	89,490	6,966,797
Transocean, Ltd.	134,091	7,012,959

		13,979,756
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources, Ltd.	894,720	27,280,013
Devon Energy Corp.	130,431	7,077,186
EOG Resources, Inc.	232,045	29,170,377
Occidental Petroleum Corp.	268,457	22,102,065

		85,629,641

		99,609,397

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 37.0%
Capital Markets - 9.4%
Ameriprise Financial, Inc.	79,276	$5,440,712
Julius Baer Group, Ltd. (I)	683,776	25,917,771
The Bank of New York Mellon Corp.	2,077,886	56,393,826
The Charles Schwab Corp.	474,360	7,703,606
The Goldman Sachs Group, Inc.	45,691	6,842,684

		102,298,599
Commercial Banks - 5.2%
Wells Fargo & Company	1,599,761	56,119,616
Consumer Finance - 5.5%
American Express Company	953,026	59,230,566
Diversified Financial Services - 0.9%
CME Group, Inc.	38,700	2,315,034
JPMorgan Chase & Company	159,826	7,818,688

		10,133,722
Insurance - 13.7%
ACE, Ltd.	109,944	9,388,118
Alleghany Corp. (I)	51,060	19,294,042
Aon PLC	35,750	2,183,968
Berkshire Hathaway, Inc. Class A (I)	279	42,575,400
Everest Re Group, Ltd.	19,250	2,398,743
Fairfax Financial Holdings, Ltd.	17,019	6,450,201
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,717,897
Loews Corp.	739,307	31,871,525
Markel Corp. (I)	4,879	2,358,753
The Progressive Corp.	1,175,695	28,639,930

		147,878,577
Real Estate Management & Development - 2.3%
Brookfield Asset Management, Inc., Class A	329,690	12,462,282
Hang Lung Group, Ltd.	2,093,000	12,748,096

		25,210,378

		400,871,458
Health Care - 3.7%
Health Care Providers & Services - 3.3%
Express Scripts Holding Company (I)	353,848	20,137,490
Laboratory Corp. of America Holdings (I)	78,480	6,953,328
UnitedHealth Group, Inc.	170,550	9,115,898

		36,206,716
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	104,250	4,324,290

		40,531,006
Industrials - 5.4%
Commercial Services & Supplies - 1.3%
Iron Mountain, Inc.	393,535	13,576,958
Electrical Equipment - 0.6%
Emerson Electric Company	80,880	4,585,896
Schneider Electric SA	21,590	1,661,391

		6,247,287
Machinery - 0.7%
PACCAR, Inc.	162,800	7,721,604
Marine - 1.1%
Kuehne & Nagel International AG	106,695	12,262,211

The accompanying notes are an integral part of the financial statements.
63

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure - 1.7%
China Merchants Holdings
International Company, Ltd.	5,438,764	$18,843,974

		58,652,034
Information Technology - 10.0%
Computers & Peripherals - 0.4%
Hewlett-Packard Company	200,560	4,039,278
Internet Software & Services - 4.2%
Google, Inc., Class A (I)	56,775	45,488,130
IT Services - 1.1%
IBM Corp.	17,270	3,468,334
Visa, Inc., Class A	52,400	8,312,736

		11,781,070
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	132,040	2,753,034
Texas Instruments, Inc.	535,765	18,414,243

		21,167,277
Software - 2.4%
Activision Blizzard, Inc.	524,067	7,494,158
Microsoft Corp.	313,000	8,701,400
Oracle Corp.	284,170	9,735,664

		25,931,222

		108,406,977
Materials - 7.0%
Chemicals - 5.5%
Air Products & Chemicals, Inc.	188,330	16,260,412
Ecolab, Inc.	129,530	9,915,522
Monsanto Company	200,764	20,283,187
Potash Corp. of Saskatchewan, Inc.	206,659	8,284,959
Praxair, Inc.	43,400	4,906,370

		59,650,450
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	27,406	2,661,945
Metals & Mining - 1.2%
BHP Billiton PLC	216,485	6,850,037
Rio Tinto PLC (I)	117,846	6,335,623

		13,185,660
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	320,854	3,206
Sino-Forest Corp. (I)(S)	24,905	0
Sino-Forest Corp. (I)(L)	1,038,576	1

		3,207

		75,501,262
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Series L, ADR	87,976	1,837,819

TOTAL COMMON STOCKS (Cost $695,621,398)		$1,042,540,434

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd.	$346,869	$291,890
Sino-Forest Corp. (H)(S)	2,107,900	0

		291,890

TOTAL CONVERTIBLE BONDS (Cost $2,079,006)		$291,890

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	11,063	110,724

TOTAL SECURITIES LENDING
COLLATERAL (Cost $110,676)		$110,724

COMMERCIAL PAPER - 3.8%
Financials - 3.8%
Societe Generale North America, Inc.,
0.1600% *	$41,341,000	$41,340,816

TOTAL COMMERCIAL PAPER (Cost $41,340,816)		$41,340,816

Total Investments (Fundamental Value Fund)
(Cost $739,151,896) - 100.0%		$1,084,283,864
Other assets and liabilities, net - 0.0%		(485,561)

TOTAL NET ASSETS - 100.0%		$1,083,798,303

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 19.4%
Canada - 0.9%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$558,041
Province of Ontario
2.100%, 09/08/2018		1,000,000	976,378
2.450%, 06/29/2022		$1,100,000	1,109,726
3.150%, 06/02/2022	CAD	600,000	602,298
4.100%, 06/16/2014		$200,000	209,659
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	1,458,502
4.250%, 12/01/2021		1,900,000	2,064,086

			6,978,690
Germany - 0.5%
Federal Republic of Germany
3.250%, 07/04/2021	EUR	200,000	304,739
4.000%, 01/04/2037		900,000	1,549,583
6.500%, 07/04/2027		200,000	412,005
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		822,176	1,119,333

			3,385,660
Italy - 0.5%
Republic of Italy
4.750%, 06/01/2017		1,200,000	1,651,416
5.250%, 09/20/2016		$700,000	758,778
6.000%, 08/04/2028	GBP	600,000	908,228

			3,318,422
Mexico - 1.6%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	11,900,210

			11,900,210
Netherlands - 0.2%
Kingdom of Netherlands
2.250%, 07/15/2022 (S)	EUR	1,300,000	1,771,943

			1,771,943

The accompanying notes are an integral part of the financial statements.
64

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand - 4.0%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	$15,812,410
5.500%, 04/15/2023		5,800,000	5,494,045
6.000%, 05/15/2021		8,400,000	8,127,444

			29,433,899
Norway - 0.6%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,151,260
6.500%, 04/12/2021	AUD	1,300,000	1,514,067

			4,665,327
South Africa - 0.0%
Republic of South Africa
8.250%, 09/15/2017	ZAR	2,700,000	328,664

			328,664
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,451,184

			1,451,184
Spain - 3.6%
Autonomous Community of Madrid
4.200%, 09/24/2014		4,300,000	5,712,105
5.750%, 02/01/2018		1,200,000	1,623,999
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,000,000	1,327,692
Kingdom of Spain
1.934%, 03/25/2014 (P)		11,000,000	13,966,116
4.200%, 01/31/2037		600,000	634,205
4.875%, 07/30/2017		600,000	813,912
5.250%, 04/06/2029	GBP	600,000	815,464
5.500%, 04/30/2021	EUR	300,000	411,248
Xunta de Galicia
5.763%, 04/03/2017		700,000	922,502

			26,227,243
United Kingdom - 7.3%
Government of United Kingdom
1.750%, 09/07/2022	GBP	600,000	892,826
4.250%, 12/07/2027 to 12/07/2040		7,500,000	13,535,981
4.750%, 12/07/2030 to 12/07/2038		900,000	1,739,559
5.000%, 03/07/2025		100,000	195,942
6.000%, 12/07/2028		600,000	1,311,723
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024		6,819,863	11,588,224
0.375%, 03/22/2062		209,268	371,491
1.875%, 11/22/2022		12,238,368	24,506,479

			54,142,225

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $145,055,789)			$143,603,467

CORPORATE BONDS - 32.3%
Australia - 2.6%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	402,920
Commonwealth Bank of Australia
0.588%, 09/17/2014 (P)(S)		4,200,000	4,212,856
0.725%, 07/12/2013 (P)(S)		4,400,000	4,407,366

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Australia (continued)
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$5,200,000	$5,408,520
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		1,200,000	1,245,536
2.900%, 09/10/2014 (S)		3,400,000	3,529,438

			19,206,636
Belgium - 1.1%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,710,181
2.750%, 06/03/2016		1,200,000	1,684,934
3.125%, 01/27/2015		1,100,000	1,516,526
3.250%, 04/04/2018		100,000	146,041

			8,057,682
Canada - 0.0%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	293,469

			293,469
France - 5.8%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	6,001,840
3.000%, 07/23/2013	EUR	600,000	791,605
4.750%, 05/28/2013		1,700,000	2,242,516
Cie de Financement Foncier
1.052%, 04/17/2014 (P)(S)		$1,700,000	1,685,893
2.125%, 04/22/2013 (S)		4,000,000	4,007,600
2.500%, 09/16/2015 (S)		3,900,000	4,045,166
Credit Agricole Home Loan
1.052%, 07/21/2014 (P)(S)		4,600,000	4,625,778
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,321,484
2.750%, 01/10/2014 to 04/29/2014 (S)		$13,600,000	13,776,831
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,220,000

			42,718,713
Germany - 5.6%
FMS Wertmanagement
0.351%, 02/18/2015 (P)	EUR	1,300,000	1,701,390
0.749%, 06/16/2014 (P)	GBP	800,000	1,216,848
2.375%, 12/15/2014	EUR	8,300,000	11,255,850
3.375%, 06/17/2021		2,600,000	3,856,275
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		1,800,000	2,373,724
2.000%, 09/07/2016		4,000,000	5,504,207
6.250%, 05/19/2021	AUD	9,600,000	11,107,102
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,397,066

			41,412,462
Ireland - 1.6%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	8,400,000	11,812,690

			11,812,690
Italy - 0.4%
Intesa Sanpaolo SpA
2.688%, 02/24/2014 (P)(S)		$1,600,000	1,610,046
6.500%, 02/24/2021 (S)		1,200,000	1,285,712

			2,895,758

The accompanying notes are an integral part of the financial statements.
65

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg - 0.7%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		$1,500,000	$1,517,021
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	887,036
6.250%, 04/15/2015		2,900,000	3,140,774

			5,544,831
Netherlands - 3.2%
Achmea Hypotheekbank NV
0.648%, 11/03/2014 (P)(S)		$2,300,000	2,299,972
3.200%, 11/03/2014		362,000	377,856
3.200%, 11/03/2014 (S)		426,000	444,659
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,254,296
ING Bank NV
2.500%, 01/14/2016 (S)		$2,300,000	2,401,103
3.375%, 03/03/2014	EUR	1,800,000	2,422,759
3.900%, 03/19/2014 (S)		$1,100,000	1,139,532
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,487,919
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,675,320
3.500%, 04/07/2014	EUR	4,000,000	5,409,973

			23,913,389
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		3,300,000	4,368,837

			4,368,837
Sweden - 1.2%
Stadshypotek AB
0.861%, 09/30/2013 (P)(S)		$4,300,000	4,311,743
1.450%, 09/30/2013 (S)		4,300,000	4,327,215

			8,638,958
Switzerland - 0.5%
Eurofima
6.250%, 12/28/2018	AUD	3,300,000	3,698,707

			3,698,707
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	3,518,196

			3,518,196
United Kingdom - 3.2%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,700,477
4.000%, 04/27/2016		$3,300,000	3,509,527
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	134,072
LBG Capital No.1 PLC
7.375%, 03/12/2020		200,000	267,638
11.040%, 03/19/2020	GBP	2,800,000	4,991,095
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	4,259,877
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		$2,600,000	3,312,608
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,196,081
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	316,780

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$3,000,000	$3,125,700

			23,813,855
United States - 5.3%
Altria Group, Inc.
9.250%, 08/06/2019		540,000	752,235
American International Group, Inc.
6.797%, 11/15/2017	EUR	142,000	224,903
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$2,600,000	3,435,250
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038	EUR	1,150,000	1,749,110
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,415,481
CIT Group, Inc.
5.250%, 04/01/2014 (S)		400,000	415,500
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,896,750
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		4,600,000	4,600,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	753,698
5.750%, 06/24/2014		1,300,000	1,375,273
International Lease Finance Corp.
6.375%, 03/25/2013		$800,000	802,448
6.750%, 09/01/2016 (S)		4,100,000	4,633,000
7.125%, 09/01/2018 (S)		500,000	584,375
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,293,932
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	628,500
Loews Corp.
5.250%, 03/15/2016		200,000	223,785
Masco Corp.
6.125%, 10/03/2016		700,000	777,195
Merrill Lynch & Company, Inc.
0.486%, 01/31/2014 (P)	EUR	700,000	911,322
0.510%, 05/30/2014 (P)		500,000	649,537
0.520%, 08/25/2014 (P)		2,000,000	2,593,265
6.750%, 05/21/2013		200,000	264,528
6.875%, 04/25/2018		$100,000	121,246
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,960,000
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,453,249

			39,514,582

TOTAL CORPORATE BONDS (Cost $229,967,966)			$239,408,765

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.6%
U.S. Government - 13.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 (D)		$2,729,619	2,944,364
0.125%, 07/15/2022		199,704	217,568
1.375%, 01/15/2020		424,744	505,678
1.750%, 01/15/2028 (D)		10,193,451	12,966,386
2.375%, 01/15/2027		569,320	773,608
2.500%, 01/15/2029 (F)		5,989,256	8,393,379

The accompanying notes are an integral part of the financial statements.
66

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury, Bond 2.750%, 11/15/2042	$400,000	$372,500
U.S. Treasury Bonds
3.000%, 05/15/2042	700,000	688,953
3.125%, 11/15/2041	8,500,000	8,598,277
3.750%, 08/15/2041 (D)(F)	3,000,000	3,411,564
5.500%, 08/15/2028 (D)(F)	13,100,000	18,143,500
U.S. Treasury Notes
0.250%, 10/31/2013 to 02/28/2014	24,643,000	24,660,904
0.500%, 11/15/2013	1,700,000	1,704,117
0.798%, 01/15/2014 (D)	7,297,000	7,349,735
1.250%, 02/15/2014	6,400,000	6,465,747
1.750%, 01/31/2014	4,000,000	4,057,812

		101,254,092
U.S. Government Agency - 8.9%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041	540,169	573,782
Federal National Mortgage Association
1.372%, 11/01/2042 to 10/01/2044 (P)	1,944,935	1,974,480
2.076%, 11/01/2035 (P)	206,728	214,163
3.000%, TBA (C)	14,000,000	14,495,744
3.730%, 01/01/2018	5,000,000	5,369,932
4.000%, 08/01/2040 to 09/01/2041	7,158,833	7,631,712
4.500%, TBA (C)	16,000,000	17,214,685
4.500%, 05/01/2024 to 09/01/2042	16,961,140	18,325,370
5.132%, 09/01/2035 (P)	140,954	151,615
5.184%, 07/01/2035 (P)	106,042	114,180

		66,065,663

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $167,764,038)		$167,319,755

MUNICIPAL BONDS - 1.1%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033	1,400,000	1,864,842
8.084%, 02/15/2050	3,600,000	5,358,600
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	100,000	130,406
State of California
7.950%, 03/01/2036	100,000	125,352
7.700%, 11/01/2030	800,000	1,009,608

TOTAL MUNICIPAL BONDS (Cost $6,032,906)		$8,488,808

TERM LOANS (M) - 0.7%
United States - 0.4%
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,200,000	3,218,000

		3,218,000
United Kingdom - 0.3%
Virgin Media, Inc.-,
TBD 02/17/2020 (T)	1,800,000	1,788,750

		1,788,750

TOTAL TERM LOANS (Cost $4,979,036)		$5,006,750

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.1%
Commercial & Residential - 15.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.104%, 09/25/2035 (P)	94,506	89,416

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.442%, 05/25/2047 (P)		$151,419	$13,017
Series 2004-3, Class 5A,
2.344%, 10/25/2034 (P)		233,582	233,086
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.328%, 07/01/2034 (P)	EUR	148,290	190,708
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.692%, 02/20/2036 (P)		$931,783	904,638
Series 2006-J, Class 4A1,
5.561%, 01/20/2047 (P)		124,305	95,943
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.501%, 11/15/2015 (P)(S)		726,871	727,395
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		724,099	736,504
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		1,126,429	1,136,204
Series 2003-5, Class 1A2,
2.706%, 08/25/2033 (P)		40,540	40,430
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		253,660	255,432
Series 2003-7, Class 6A,
2.831%, 10/25/2033 (P)		97,440	98,563
Series 2005-4, Class 3A1,
2.957%, 08/25/2035 (P)		415,869	371,896
Series 2003-9, Class 2A1,
3.016%, 02/25/2034 (P)		19,022	18,748
Series 2004-2, Class 22A,
3.135%, 05/25/2034 (P)		168,338	160,339
Series 2004-2, Class 23A,
3.195%, 05/25/2034 (P)		74,335	71,298
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.362%, 02/25/2034 (P)		68,849	66,093
Series 2005-9, Class 24A1,
2.849%, 11/25/2035 (P)		650,603	483,882
Series 2006-6, Class 31A1,
2.872%, 11/25/2036 (P)		1,705,382	1,165,232
Series 2005-7, Class 22A1,
2.928%, 09/25/2035 (P)		1,455,456	1,209,538
Series 2006-6, Class 32A1,
2.938%, 11/25/2036 (P)		1,312,590	870,973
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.722%, 01/26/2036 (P)		775,491	606,639
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.451%, 05/20/2045 (P)		533,300	395,798
Berica Residential MBS SRL
0.646%, 03/31/2048 (P)	EUR	2,725,738	3,240,035
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.002%, 08/25/2035 (P)(S)		$1,080,148	791,049
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		403,890	399,832

The accompanying notes are an integral part of the financial statements.
67

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)		$421,692	$414,405
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		1,108,943	1,089,471
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		235,916	236,031
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.424%, 02/05/2019 (P)(S)		1,899,931	1,887,209
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.381%, 02/20/2047 (P)		1,793,725	1,128,382
Series 2007-OA7, Class A1A,
0.382%, 05/25/2047 (P)		1,719,028	1,260,823
Series 2006-OA1, Class 2A1,
0.411%, 03/20/2046 (P)		1,073,792	741,254
Series 2005-81, Class A1,
0.482%, 02/25/2037 (P)		3,349,890	2,232,601
Series 2007-11T1, Class A12,
0.552%, 05/25/2037 (P)		386,532	224,852
Series 2005-56, Class 2A3,
1.671%, 11/25/2035 (P)		83,024	59,609
Series 2005-56, Class 2A2,
2.211%, 11/25/2035 (P)		83,080	61,488
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		131,116	118,207
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		172,189	128,055
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.532%, 02/25/2035 (P)		187,052	166,781
Series 2004-25, Class 2A1,
0.542%, 02/25/2035 (P)		230,061	210,525
Series 2005-R2, Class 1AF1,
0.542%, 06/25/2035 (P)(S)		385,301	346,712
Series 2005-HYB9, Class 5A1,
2.594%, 02/20/2036 (P)		463,387	351,414
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		407,407	345,661
Series 2004-12, Class 12A1,
2.869%, 08/25/2034 (P)		520,900	476,397
Series 2004-22, Class A3,
2.930%, 11/25/2034 (P)		191,316	179,150
Series 2004-12, Class 11A1,
3.026%, 08/25/2034 (P)		55,824	49,450
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.547%, 07/25/2033 (P)		17,392	17,319
Series 2003-AR20, Class 2A1,
2.662%, 08/25/2033 (P)		169,308	169,166
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.762%, 12/18/2049 (P)(S)		300,000	348,206
Crusade Global Trust
Series 2004-2, Class A2,
0.365%, 11/19/2037 (P)	EUR	376,669	490,330
Series 2005-2, Class A2,
3.116%, 08/14/2037 (P)	AUD	1,915,204	1,934,939

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.473%, 11/20/2035 (P)	EUR	710,669	$927,580
Eurosail PLC, Series 2006-1X, Class A2C
0.679%, 06/10/2044 (P)	GBP	2,322,660	3,341,401
First Flexible PLC, Series 7, Class A
0.759%, 09/15/2033 (P)		370,126	544,464
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.615%, 08/25/2035 (P)		$100,655	99,823
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.551%, 11/15/2031 (P)		276,026	272,717
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.611%, 10/18/2054 (P)(S)	GBP	2,900,000	4,486,348
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.611%, 01/20/2021 (P)	EUR	968,126	1,263,304
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.610%, 06/25/2034 (P)		$15,911	15,048
Gosforth Funding PLC, Series 2011-1,
Class A2
1.961%, 04/24/2047 (P)	GBP	1,800,000	2,786,353
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.314%, 03/18/2039 (P)	EUR	1,694,572	2,001,387
Series 2006-1, Class A2B,
0.334%, 06/18/2038 (P)		1,563,589	1,868,431
Series 2007-1, Class A2A,
0.649%, 03/18/2039 (P)	GBP	1,457,332	1,999,551
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.088%, 10/25/2033 (P)		$12,967	12,839
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.409%, 11/10/2045		3,489,611	536,175
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)		74,419	74,954
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A,
0.442%, 03/19/2036 (P)		1,019,642	686,764
Series 2003-1, Class A,
2.775%, 05/19/2033 (P)		178,043	178,476
Series 2005-4, Class 3A1,
3.053%, 07/19/2035 (P)		33,101	27,928
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
1.595%, 10/15/2054 (P)(S)	EUR	2,797,058	3,681,259
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.652%, 12/25/2034 (P)		$61,374	54,035
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		109,705	108,996
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.352%, 11/25/2033 (P)		101,105	100,786

The accompanying notes are an integral part of the financial statements.
68

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust (continued)
Series 2006-A1, Class 3A2,
2.829%, 02/25/2036 (P)		$919,270	$821,466
Series 2007-A1, Class 5A6,
3.007%, 07/25/2035 (P)		335,843	301,901
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.169%, 12/15/2049 (P)	GBP	6,188,622	8,713,927
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.641%, 12/15/2030 (P)		$432,662	419,249
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.452%, 08/25/2036 (P)		103,667	98,064
Series 2003-C, Class A1,
0.862%, 06/25/2028 (P)		438,318	434,618
Series 2005-2, Class 1A,
1.760%, 10/25/2035 (P)		575,680	566,516
Series 2003-A2, Class 1A1,
2.436%, 02/25/2033 (P)		86,487	81,507
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.935%, 08/12/2049 (P)		2,000,000	2,320,784
NCUA Guaranteed Notes, Series 2010-R2,
Class 2A
0.668%, 11/05/2020 (P)		17,976,057	18,054,253
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
0.649%, 10/07/2020 (P)		2,812,645	2,821,449
Newgate Funding PLC
Series 2007-3X, Class A1,
1.119%, 12/15/2050 (P)	GBP	592,976	897,650
Series 2007-3X, Class A3,
1.519%, 12/15/2050 (P)		4,200,000	5,439,622
Opera Finance PLC
0.711%, 02/02/2017 (P)		3,021,791	4,492,524
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.429%, 02/21/2038 (P)(S)		$494,088	483,914
Series 2005-P11, Class BA,
3.423%, 08/22/2037 (P)	AUD	166,529	166,300
Series 2004-P10, Class BA,
3.566%, 07/12/2036 (P)		179,968	182,664
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.352%, 02/25/2047 (P)		$379,555	216,276
Series 2006-QO6, Class A1,
0.382%, 06/25/2046 (P)		1,752,920	815,614
Series 2006-QO3, Class A1,
0.412%, 04/25/2046 (P)		1,082,905	542,505
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.602%, 01/25/2046 (P)		449,059	206,410
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.303%, 09/25/2035 (P)		143,273	115,335
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.669%, 06/12/2044 (P)	GBP	896,545	1,240,363

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Sequoia Mortgage Trust, Series 5, Class A
0.902%, 10/19/2026 (P)		$110,171	$109,739
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.571%, 01/25/2035 (P)		579,691	427,663
Series 2004-1, Class 4A1,
2.586%, 02/25/2034 (P)		129,450	130,521
Series 2004-1, Class 4A2,
2.586%, 02/25/2034 (P)		711,973	717,866
Series 2004-4, Class 3A2,
2.784%, 04/25/2034 (P)		293,595	294,280
Series 2004-12, Class 7A1,
2.833%, 09/25/2034 (P)		315,257	316,336
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.422%, 05/25/2036 (P)		1,368,061	931,747
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.755%, 10/28/2035 (P)(S)		227,606	210,332
Swan Trust
Series 2006-1E, Class A1,
0.372%, 05/12/2037 (P)		691,549	684,089
Series 2006-1E, Class A2,
3.082%, 05/12/2037 (P)	AUD	622,394	625,028
Series 2010-1, Class A,
4.307%, 04/25/2041 (P)		1,273,866	1,285,270
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.452%, 06/25/2047 (P)		$266,395	246,412
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		669,718	616,466
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		701,364	694,910
Torrens Trust, Series 2007-1, Class A
3.423%, 10/19/2038 (P)	AUD	843,272	837,701
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13,
Class A1A1
0.492%, 10/25/2045 (P)		$133,386	125,215
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.432%, 04/25/2045 (P)		370,397	346,257
Series 2005-AR2, Class 2A1A,
0.512%, 01/25/2045 (P)		206,432	201,400
Series 2006-AR17, Class 1A1A,
0.984%, 12/25/2046 (P)		345,570	305,287
Series 2006-AR3, Class A1A,
1.172%, 02/25/2046 (P)		729,028	687,671
Series 2002-AR17, Class 1A,
1.374%, 11/25/2042 (P)		247,164	235,893
Series 2003-AR5, Class A7,
2.452%, 06/25/2033 (P)		73,750	75,322
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.114%, 07/25/2046 (P)		295,036	148,212

The accompanying notes are an integral part of the financial statements.
69

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.627%, 09/25/2034 (P)		$170,373	$176,467

			113,972,739
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.372%, 02/25/2045 (P)		197,393	189,728
Federal National Mortgage Association
Series 2005-120, Class NF,
0.302%, 01/25/2021 (P)		57,961	57,962
Series 2006-15, Class FC,
0.332%, 03/25/2036 (P)		250,992	235,151
Series 2006-16, Class FC,
0.502%, 03/25/2036 (P)		1,079,816	1,083,296
Series 2003-W6, Class F,
0.552%, 09/25/2042 (P)		371,475	365,976
Series 2004-W2, Class 5AF,
0.552%, 03/25/2044 (P)		266,198	257,422
Series 2010-136, Class FA,
0.702%, 12/25/2040 (P)		2,255,872	2,268,148
Series 2006-5, Class 3A2,
2.706%, 05/25/2035 (P)		377,681	396,404

			4,854,087

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $123,775,457)			$118,826,826

ASSET BACKED SECURITIES - 2.2%
Access Group, Inc., Series 2008-1,
Class A
1.601%, 10/27/2025 (P)		1,594,114	1,617,384
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.572%, 10/25/2035 (P)		2,140,069	2,023,384
Aquilae CLO PLC, Series 2006-1X,
Class A
0.581%, 01/17/2023 (P)	EUR	3,028,786	3,854,967
Duane Street CLO, Series 2005-1A,
Class A2
0.543%, 11/08/2017 (P)(S)		$477,257	473,661
Globaldrive BV, Series 2011-AA, Class A
0.870%, 04/20/2019 (P)(S)	EUR	936,312	1,229,896
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.602%, 01/25/2032 (P)		$20,738	20,733
Harvest CLO SA, Series IX, Class A1
0.936%, 03/29/2017 (P)	EUR	334,479	432,664
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L
0.587%, 06/01/2017 (P)(S)		$1,663,621	1,653,082
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.762%, 10/25/2034 (P)		134,514	120,457
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
0.671%, 04/11/2021 (P)(S)	EUR	1,256,809	1,584,540
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		570,345	742,509
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$676,578	705,469

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)	EUR	871,477	$1,082,881
Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.790%, 02/16/2019 (P)(S)		$182,988	183,194
SACO I, Inc., Series 2005-10, Class 1A
0.722%, 06/25/2036 (P)		177,370	161,511
SLM Student Loan Trust, Series 2003-6,
Class A4
0.508%, 12/17/2018 (P)		138,726	138,535
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.577%, 03/01/2017 (P)(S)		90,205	90,196

TOTAL ASSET BACKED SECURITIES (Cost $15,853,158)			$16,115,063

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 3.814% (P)		6,200	$152,892

TOTAL PREFERRED SECURITIES (Cost $69,750)			$152,892

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)		5,000,000	454,440
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)		3,100,000	281,753

			736,193

TOTAL PURCHASED OPTIONS (Cost $659,811)			$736,193

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		$3,600,000	936,000
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)		4,200,000	1,113,000

			2,049,000

TOTAL ESCROW SHARES (Cost $1,584,816)			$2,049,000

SHORT-TERM INVESTMENTS - 6.5%
Foreign Government - 2.8%
Mexico Treasury Bill 4.500%, 04/04/2013	MXN	2,600,000,000	20,287,437

			20,287,437
U.S. Government - 1.2%
U.S. Treasury Bill
0.122%, 11/14/2013 (D)*		$470,000	469,562
0.129%, 05/02/2013 (D)*		66,000	65,984
0.132%, 12/12/2013 (D)(F)*		1,620,000	1,618,308
0.134%, 01/09/2014 (D)(F)*		2,861,000	2,857,661
0.134%, 04/25/2013 (D)*		192,000	191,961
0.143%, 02/06/2014 (D)(F)*		574,000	573,223
0.177%, 08/22/2013 (D)(F)*		3,086,000	3,083,427

The accompanying notes are an integral part of the financial statements.
70

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.201%, 06/27/2013 (D)*	$321,000	$320,789

		9,180,915
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Notes
0.160%, 04/24/2013 *	200,000	199,952
0.180%, 05/10/2013 *	500,000	499,825

		699,777
Repurchase Agreement - 2.4%
Repurchase Agreement with BNP Paribas
dated 02/28/2013 at 0.170% to be
repurchased at $6,400,030 on
03/01/2013, collateralized by
$16,521,600, Federal National Mortgage
Association, 2.500% due 11/01/2027
(valued at $6,756,261,
including interest)	6,400,000	6,400,000
Repurchase Agreement with Morgan
Stanley dated 02/28/2013 at 0.180% to
be repurchased at $10,800,054 on
03/01/2013, collateralized by
$8,402,700 U.S. Treasury Bond, 4.625%
due 02/15/2040 (valued at $11,108,146,
including interest)	10,800,000	10,800,000
State Street Bank Repurchase Agreement
dated 02/28/2013 at 0.010% to be
repurchased at $720,000 on 03/01/2013,
collateralized by $735,000 Federal
Home Loan Mortgage Corp., 0.010%
due 05/03/2013 (valued at $734,633,
including interest).	720,000	720,000

		17,920,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,651,170)		$48,088,129

Total Investments (Global Bond Fund)
(Cost $743,393,897) - 101.3%		$749,795,648
Other assets and liabilities, net - (1.3%)		(9,912,246)

TOTAL NET ASSETS - 100.0%		$739,883,402

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Australia - 8.0%
BGP Holdings PLC (I)	4,606,148	$6
Dexus Property Group	930,628	1,036,282
Federation Centres	1,681,584	4,208,411
Goodman Group	953,589	4,520,648
GPT Group	1,144,953	4,572,400
Investa Office Fund	617,413	1,923,730
Mirvac Group	783,208	1,312,487
Premier Investment Corp.	404	1,812,848
Stockland	1,188,591	4,557,357
Westfield Group	946,903	10,799,925
Westfield Retail Trust	2,457,127	7,957,821

		42,701,915

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria - 0.2%
Conwert Immobilien Invest SE	98,000	$1,243,345
Canada - 3.9%
Allied Properties Real Estate Investment Trust	242,727	8,073,247
Canadian Apartment Properties REIT	82,124	2,021,943
Canadian Apartment Properties REIT (S)	36,950	909,731
Chartwell Retirement Residences	11,305	120,477
Dundee Real Estate Investment Trust	62,652	2,236,942
First Capital Realty, Inc.	120,093	2,209,129
RioCan Real Estate Investment Trust	194,182	5,244,091

		20,815,560
China - 0.8%
Agile Property Holdings, Ltd.	360,000	463,639
Country Garden Holdings Company, Ltd. (I)	6,889,447	3,556,691

		4,020,330
Finland - 0.3%
Sponda OYJ (L)	290,000	1,424,174
France - 3.8%
Fonciere Des Regions	18,014	1,490,710
Gecina SA	22,000	2,488,455
ICADE	27,000	2,421,985
Klepierre	106,000	4,356,824
Unibail-Rodamco SE	40,300	9,308,046

		20,066,020
Germany - 1.4%
Deutsche Euroshop AG	64,500	2,669,710
Deutsche Wohnen AG	100,691	1,849,461
DIC Asset AG	150,000	1,572,661
LEG Immobilien AG (I)	23,194	1,331,452

		7,423,284
Guernsey, Channel Islands - 0.0%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	191,148
Hong Kong - 11.1%
China Overseas Land & Investment, Ltd.	591,452	1,801,447
Hang Lung Properties, Ltd.	1,056,000	4,075,335
Henderson Land Development Company, Ltd.	714,000	4,997,405
Hong Kong Land Holdings, Ltd.	1,238,000	9,544,934
New World Development Company, Ltd.	2,556,000	4,678,494
Shimao Property Holdings, Ltd.	1,016,500	2,049,277
Sun Hung Kai Properties, Ltd.	1,086,173	16,788,478
Swire Properties, Ltd.	463,000	1,738,281
The Link REIT	890,000	4,756,342
Wharf Holdings, Ltd.	987,900	8,661,561

		59,091,554
Italy - 0.1%
Beni Stabili SpA	929,274	589,254
Japan - 11.8%
Activia Properties, Inc.	301	2,285,159
Advance Residence Investment Corp.	286	606,969
Daiwahouse Residential Investment Corp.	297	1,243,860
Global One Real Estate Investment Corp.	204	1,390,325
Japan Real Estate Investment Corp.	283	3,104,543
Japan Retail Fund Investment Corp.	1,272	2,486,038
Mitsubishi Estate Company, Ltd.	594,000	14,792,806
Mitsui Fudosan Company, Ltd.	508,000	12,915,569
Mori Hills REIT Investment Corp.	318	1,817,921
Nippon Building Fund, Inc.	406	4,541,519
Nippon Prologis REIT, Inc. (I)	424	3,321,006
NTT Urban Development Corp.	2,592	2,638,578

The accompanying notes are an integral part of the financial statements.
71

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Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty &
Development Company, Ltd.	228,000	$7,706,329
Tokyo Tatemono Company, Ltd.	652,000	3,634,048
United Urban Investment Corp.	164	224,168

		62,708,838
Jersey, Channel Islands - 0.4%
LXB Retail Properties PLC (I)	1,100,000	1,920,834
Netherlands - 0.5%
Corio NV	37,500	1,725,599
Wereldhave NV	11,500	804,899

		2,530,498
Norway - 0.5%
Norwegian Property ASA	1,700,000	2,666,793
Singapore - 4.5%
CapitaCommercial Trust	2,510,000	3,363,724
CapitaLand, Ltd.	2,870,500	9,036,691
CapitaMall Trust	1,733,000	2,997,491
CapitaMalls Asia, Ltd.	1,970,000	3,299,451
Global Logistic Properties, Ltd.	786,000	1,601,719
Mapletree Greater China Commercial Trust (I)	824,000	618,798
Suntec Real Estate Investment Trust	1,963,000	2,833,444

		23,751,318
Sweden - 0.7%
Castellum AB	135,000	2,027,791
Fabege AB	157,000	1,735,728

		3,763,519
Switzerland - 1.0%
PSP Swiss Property AG (I)	38,000	3,449,957
Swiss Prime Site AG (I)	21,500	1,726,352

		5,176,309
United Kingdom - 4.7%
British Land Company PLC	725,000	6,227,588
Derwent London PLC	53,000	1,769,190
Great Portland Estates PLC	450,000	3,356,156
Hammerson PLC	465,000	3,483,522
Land Securities Group PLC	390,000	4,898,001
Safestore Holdings PLC	480,000	918,159
Shaftesbury PLC	295,000	2,608,132
Unite Group PLC	328,071	1,441,522

		24,702,270
United States - 44.8%
Acadia Realty Trust	129,526	3,486,840
Alexander’s, Inc.	3,898	1,264,901
Alexandria Real Estate Equities, Inc.	71,565	5,091,134
American Assets Trust, Inc.	35,561	1,075,009
American Campus Communities, Inc.	149,502	6,757,490
AvalonBay Communities, Inc.	22,522	2,811,421
Boston Properties, Inc.	5,077	527,399
BRE Properties, Inc.	40,364	1,962,094
Camden Property Trust	102,386	7,078,968
Chesapeake Lodging Trust	8,547	184,017
CubeSmart	2,518	37,115
DCT Industrial Trust, Inc.	481,359	3,494,666
DDR Corp. (L)	315,095	5,441,691
DiamondRock Hospitality Company	250,327	2,237,923
Douglas Emmett, Inc. (L)	306,062	7,501,580
Duke Realty Corp.	484,278	7,825,932
DuPont Fabros Technology, Inc. (L)	336,592	7,795,471
Equity Residential	243,851	13,421,559

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Essex Property Trust, Inc.	4,152	$618,606
Extra Space Storage, Inc.	101,390	3,796,042
Federal Realty Investment Trust	61,658	6,548,696
Glimcher Realty Trust	528,014	5,945,438
Health Care REIT, Inc.	151,381	9,709,577
Healthcare Realty Trust, Inc.	219,487	5,838,354
Healthcare Trust of America, Inc.	78,716	903,660
Home Properties, Inc.	63,686	3,975,280
Host Hotels & Resorts, Inc.	311,493	5,192,588
LaSalle Hotel Properties	74,669	1,895,846
Liberty Property Trust	93,744	3,636,330
Medical Properties Trust, Inc.	96,565	1,402,124
Pebblebrook Hotel Trust	66,420	1,588,102
Pennsylvania Real Estate Investment Trust	53,247	961,108
Post Properties, Inc.	125,324	5,982,968
Prologis, Inc.	64,892	2,526,894
PS Business Parks, Inc.	26,033	1,926,182
Public Storage	66,485	10,053,197
Regency Centers Corp.	112,368	5,829,652
Silver Bay Realty Trust Corp. (I)(L)	15,286	312,140
Simon Property Group, Inc.	208,726	33,158,212
SL Green Realty Corp.	71,245	5,815,017
Spirit Realty Capital, Inc.	119,000	2,370,480
Sunstone Hotel Investors, Inc. (I)	314,438	3,562,583
Taubman Centers, Inc.	79,129	6,070,777
UDR, Inc.	181,262	4,324,911
Ventas, Inc.	210,650	14,909,807
Vornado Realty Trust	137,891	11,060,237

		237,910,018

TOTAL COMMON STOCKS (Cost $401,034,442)		$522,696,981

ESCROW SHARES - 0.0%
Austria - 0.0%
Immofinanz AG (I)(L)	140,000	0

TOTAL ESCROW SHARES (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	988,104	9,889,343

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,885,125)		$9,889,343

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $2,976,001 on 03/01/2013,
collateralized by $2,315,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$3,041,558, including interest)	$2,976,000	$2,976,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,976,000)		$2,976,000

Total Investments (Global Real Estate Fund)
(Cost $413,895,567) - 101.0%		$535,562,324
Other assets and liabilities, net - (1.0%)		(5,194,465)

TOTAL NET ASSETS - 100.0%		$530,367,859

The accompanying notes are an integral part of the financial statements.
72

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Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
CP ALL PCL	704,800	$1,119,388
Raia Drogasil SA	123,045	1,418,555
Shoppers Drug Mart Corp.	34,200	1,426,368

		3,964,311

		3,964,311
Financials - 0.1%
Insurance - 0.1%
eHealth, Inc. (I)	27,200	422,416
Health Care - 94.2%
Biotechnology - 34.9%
3SBio Inc., ADR (I)	78,200	1,165,180
Abcam PLC	110,273	711,338
Achillion Pharmaceuticals, Inc. (I)	81,600	660,960
Acorda Therapeutics, Inc. (I)	42,200	1,255,450
Aegerion Pharmaceuticals, Inc. (I)	99,500	2,996,940
Alexion Pharmaceuticals, Inc. (D)(I)	291,300	25,267,362
Alkermes PLC (I)	284,200	6,169,982
Allos Therapeutics, Inc. (I)	67,000	0
Alnylam Pharmaceuticals, Inc. (I)	58,900	1,395,341
AMAG Pharmaceuticals, Inc. (I)	88,700	1,467,985
Amarin Corp. PLC, ADR (I)	196,200	1,587,258
Amgen, Inc. (D)	68,900	6,298,149
Anacor Pharmaceuticals, Inc. (I)	113,000	393,240
AP Pharma, Inc. (I)	1,163,100	814,170
Ariad Pharmaceuticals, Inc. (D)(I)	48,350	1,016,801
Basilea Pharmaceutica (I)	2,509	147,226
Biocon, Ltd.	31,216	157,263
BioCryst Pharmaceuticals, Inc. (I)	20,400	24,480
Biogen Idec, Inc. (I)	21,600	3,592,944
BioMarin Pharmaceutical, Inc. (I)	125,300	7,263,641
BioMimetic Therapeutics, Inc. (I)	20,400	193,594
Celgene Corp. (D)(I)	79,800	8,233,764
ChemoCentryx, Inc. (I)	10,300	138,947
China Biologic Products, Inc. (I)	13,130	276,912
Clovis Oncology, Inc. (I)	15,269	287,973
Cubist Pharmaceuticals, Inc. (I)	91,400	3,878,102
Cytokinetics, Inc. (I)	241,100	240,618
Dendreon Corp. (I)	182,100	1,054,359
Dyadic International, Inc. (I)	33,500	59,630
Elan Corp. PLC, ADR (I)	383,800	4,352,292
Exact Sciences Corp. (I)	22,200	237,096
Exelixis, Inc. (I)	300,600	1,370,736
Gilead Sciences, Inc. (D)(I)	518,100	22,128,051
Grifols SA, ADR (I)	22,725	651,753
Grifols SA, B Shares (I)	9,316	265,684
GTx, Inc. (I)	21,577	98,175
Halozyme Therapeutics, Inc. (I)	20,100	109,746
Idenix Pharmaceuticals, Inc. (I)	355,400	1,496,234
Immunogen, Inc. (I)	22,300	338,291
Incyte Corp. (I)	470,000	10,434,000
Infinity Pharmaceuticals, Inc. (I)	62,400	2,576,496
Intercept Pharmaceuticals, Inc. (I)	9,200	358,984
InterMune, Inc. (I)	173,500	1,538,945
Ironwood Pharmaceuticals, Inc. (I)	41,600	621,088
Isis Pharmaceuticals, Inc. (I)	71,300	1,048,110
Lexicon Pharmaceuticals, Inc. (I)	114,000	224,580
Medivation, Inc. (I)	96,200	4,727,268
Neurocrine Biosciences, Inc. (I)	196,200	2,075,796
NPS Pharmaceuticals, Inc. (I)	36,400	290,472
Onyx Pharmaceuticals, Inc. (I)	95,100	7,161,981

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Orexigen Therapeutics, Inc. (I)	59,800	$356,408
Pharmacyclics, Inc. (I)	188,800	16,572,864
Prothena Corp. PLC (I)	10,287	63,471
Puma Biotechnology, Inc. (I)	56,556	1,454,055
Regeneron Pharmaceuticals, Inc. (D)(I)	51,700	8,633,900
Rigel Pharmaceuticals, Inc. (I)	119,300	801,696
Sarepta Therapeutics, Inc. (I)	36,100	1,056,647
Seattle Genetics, Inc. (I)	42,900	1,207,206
Sinovac Biotech, Ltd. (I)	61,700	203,610
Sophiris Bio, Inc. (I)	524,500	116,979
Swedish Orphan Biovitrum AB (I)	138,197	837,246
Synageva BioPharma Corp. (I)	4,900	244,853
Synta Pharmaceuticals Corp. (I)	23,700	203,583
TESARO, Inc. (I)	55,817	1,108,526
Theravance, Inc. (I)	72,400	1,468,996
Threshold Pharmaceuticals, Inc. (I)	63,800	295,394
United Therapeutics Corp. (I)	12,500	747,625
Vertex Pharmaceuticals, Inc. (I)	53,600	2,509,552
Vical, Inc. (I)	184,200	589,440

		177,327,438
Health Care Equipment & Supplies - 13.1%
Abbott Laboratories	53,300	1,801,007
ArthroCare Corp. (I)	42,900	1,498,068
Baxter International, Inc.	107,000	7,233,200
Conceptus, Inc. (I)	139,100	3,106,103
Covidien PLC (D)	120,700	7,672,899
Cynosure, Inc., Class A (I)	36,296	1,028,266
DENTSPLY International, Inc.	131,100	5,430,162
Edwards Lifesciences Corp. (D)(I)	49,500	4,253,535
Endologix, Inc. (I)	22,400	337,344
EnteroMedics, Inc. (I)	177,900	149,329
GenMark Diagnostics, Inc. (I)	133,500	1,392,405
HeartWare International, Inc. (I)	43,200	3,690,144
Hill-Rom Holdings, Inc.	28,900	947,342
IDEXX Laboratories, Inc. (I)	51,600	4,753,392
Insulet Corp. (I)	54,200	1,223,294
Intuitive Surgical, Inc. (D)(I)	3,100	1,580,659
Meridian Bioscience, Inc.	27,100	574,520
Nobel Biocare Holding AG (I)	15,052	145,578
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	724,000	673,188
Sonova Holding AG (I)	3,274	391,720
Stryker Corp. (D)	111,500	7,122,620
The Cooper Companies, Inc. (D)	39,900	4,231,794
Tornier BV (I)	28,600	497,068
Urologix, Inc. (I)	176,700	118,389
Volcano Corp. (I)	80,400	1,739,856
Wright Medical Group, Inc. (I)	17,956	417,477
Zimmer Holdings, Inc. (D)	63,573	4,765,432

		66,774,791
Health Care Providers & Services - 22.5%
Acadia Healthcare Company, Inc. (I)	81,600	2,221,152
Aetna, Inc.	109,200	5,153,148
Air Methods Corp.	53,887	2,413,599
AmerisourceBergen Corp.	86,900	4,101,680
Amil Participacoes SA	21,900	346,634
Bangkok Dusit Medical Services PCL	448,300	2,245,267
Bumrungrad Hospital PCL	382,700	1,125,588
Catamaran Corp. (D)(I)	440,006	23,632,722
Centene Corp. (D)(I)	82,200	3,700,644
Cigna Corp.	26,800	1,566,728
Community Health Systems, Inc.	18,100	764,906

The accompanying notes are an integral part of the financial statements.
73

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc. (D)(I)	26,300	$3,146,006
Diagnosticos da America SA	61,100	421,347
Express Scripts Holding Company (I)	91,214	5,190,989
Fleury SA	74,900	832,474
Fortis Healthcare, Ltd. (I)	127,496	227,527
Fresenius Medical Care AG &
Company KGaA	22,545	1,544,249
Fresenius SE & Company KGaA	12,625	1,550,100
HCA Holdings, Inc.	56,400	2,091,876
Health Management
Associates, Inc., Class A (I)	15,100	165,949
Henry Schein, Inc. (I)	70,200	6,263,244
HMS Holdings Corp. (I)	140,400	4,070,196
Humana, Inc.	6,500	443,690
Laboratory Corp. of America Holdings (I)	34,000	3,012,400
LCA-Vision, Inc. (I)	94,500	273,105
McKesson Corp. (D)	77,100	8,182,623
MEDNAX, Inc. (I)	40,600	3,476,172
MWI Veterinary Supply, Inc. (I)	16,000	2,020,160
Odontoprev SA	119,400	552,543
Quest Diagnostics, Inc.	28,500	1,600,845
Select Medical Holdings Corp.	71,197	657,860
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	500,800	1,077,383
Sinopharm Group Company, Ltd., H Shares	126,400	398,944
Triple-S Management Corp., Class B (I)	18,900	339,444
UnitedHealth Group, Inc.	186,700	9,979,115
Universal Health Services, Inc., Class B	109,200	6,321,588
WellCare Health Plans, Inc. (I)	63,300	3,620,127

		114,732,024
Health Care Technology - 1.2%
athenahealth, Inc. (D)(I)	45,000	4,220,550
Cerner Corp. (I)	20,507	1,793,542

		6,014,092
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	60,800	2,521,984
Bruker Corp. (I)	90,400	1,585,616
Covance, Inc. (I)	55,300	3,682,427
Illumina, Inc. (I)	13,600	681,768
Mettler-Toledo International, Inc. (I)	7,200	1,532,160
Thermo Fisher Scientific, Inc.	72,000	5,313,600

		15,317,555
Pharmaceuticals - 19.5%
AbbVie, Inc.	104,800	3,869,216
Actavis, Inc. (I)	6,800	579,088
Allergan, Inc. (D)	13,500	1,463,670
Auxilium Pharmaceuticals, Inc. (I)	56,400	961,620
AVANIR Pharmaceuticals, Inc., Class A (I)	735,000	2,006,550
Bayer AG	25,781	2,553,697
Bayer AG, ADR	400	39,832
Bristol-Myers Squibb Company	44,500	1,645,165
Cadence Pharmaceuticals, Inc. (I)	266,700	1,306,830
CFR Pharmaceuticals SA	1,959,439	511,608
China Medical System Holdings, Ltd.	2,949,100	2,700,974
Depomed, Inc. (I)	46,700	302,149
Eli Lilly & Company (D)	31,600	1,727,256
Endocyte, Inc. (I)	20,000	193,000
Forest Laboratories, Inc. (I)	101,300	3,727,840
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	195,416
GlaxoSmithKline PLC	76,711	1,691,126
Hikma Pharmaceuticals PLC	15,052	197,396

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hospira, Inc. (I)	40,700	$1,197,801
Impax Laboratories, Inc. (I)	58,800	1,166,004
Ipca Laboratories, Ltd.	84,380	775,156
Jazz Pharmaceuticals PLC (I)	53,500	3,112,630
Lijun International
Pharmaceutical Holding, Ltd.	606,000	167,236
MAP Pharmaceuticals, Inc. (I)	109,200	2,730,003
Merck & Company, Inc.	145,900	6,234,307
Natco Pharma, Ltd.	14,945	115,263
Nektar Therapeutics (I)	35,100	325,377
Newron Pharmaceuticals SpA (I)	2,491	21,191
Novo Nordisk A/S, Class B	9,294	1,625,647
Optimer Pharmaceuticals, Inc. (I)	151,600	1,837,392
Pacira Pharmaceuticals, Inc. (I)	144,300	3,154,398
Pfizer, Inc.	125,700	3,440,409
Ranbaxy Laboratories, Ltd. (I)	46,770	326,382
Roche Holdings AG	20,291	4,626,330
Salix Pharmaceuticals, Ltd. (I)	22,200	1,084,470
Sawai Pharmaceutical Company, Ltd.	17,600	1,910,077
Shire PLC	24,580	769,185
Shire PLC, ADR	20,000	1,873,200
Simcere Pharmaceutical Group, ADR (I)	46,100	365,573
Stada Arzneimittel AG	22,932	896,377
Stemline Therapeutics, Inc. (I)	24,200	292,820
Sun Pharmaceutical Industries, Ltd.	67,504	989,330
Supernus Pharmaceuticals, Inc. (I)	198,900	1,523,574
Teva Pharmaceutical Industries, Ltd., ADR (D)	57,900	2,165,460
The Medicines Company (I)	228,500	7,268,585
Towa Pharmaceutical Company, Ltd.	27,100	1,460,257
UCB SA	50,285	2,900,069
Valeant
Pharmaceuticals International, Inc. (D)(I)	217,700	14,686,043
Vectura Group PLC (I)	120,419	169,535
ViroPharma, Inc. (I)	71,200	1,775,728
Vivus, Inc. (I)	14,900	159,728
Warner Chilcott PLC, Class A	33,800	456,638
XenoPort, Inc. (I)	192,400	1,469,936
Zoetis, Inc. (I)	12,300	411,435

		99,155,979

		479,321,879
Industrials - 0.7%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	10,700	1,026,344
Professional Services - 0.5%
The Advisory Board Company (I)	45,930	2,333,703

		3,360,047
Information Technology - 0.8%
IT Services - 0.3%
MAXIMUS, Inc.	24,000	1,746,720
Software - 0.5%
Nuance Communications, Inc. (I)	123,100	2,266,271

		4,012,991
Materials - 0.5%
Chemicals - 0.5%
Monsanto Company (D)	24,400	2,465,132

TOTAL COMMON STOCKS (Cost $364,486,235)		$493,546,776

The accompanying notes are an integral part of the financial statements.
74

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%
Ultragenyx Pharmaceutical, Inc. (R)	112,397	311,272
Information Technology - 0.1%
Castlight Health, Inc. Series D (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $669,156)		$669,156

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$116,563
Insulet Corp. 3.750%, 06/15/2016	100,000	110,563
Omthera Pharmaceuticals, Inc.
Zero Coupon 02/15/2014 (I)	52,766	2,111
8.000%, 02/15/2014	211,064	208,953

		438,190

TOTAL CONVERTIBLE BONDS (Cost $409,019)		$438,190

WARRANTS - 0.0%
Cytokinetics, Inc. (Expiration Date:
06/20/2017; Strike Price: $0.88) (I)	165,780	35,353

TOTAL WARRANTS (Cost $17)		$35,353

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	813,761	813,761
T. Rowe Price Prime Reserve Investment
Fund, 0.0995% (Y)	16,687,772	16,687,772

TOTAL SHORT-TERM INVESTMENTS (Cost $17,501,533)		$17,501,533

Total Investments (Health Sciences Fund)
(Cost $383,065,960) - 100.7%		$512,191,008
Other assets and liabilities, net - (0.7%)		(3,641,838)

TOTAL NET ASSETS - 100.0%		$508,549,170

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 21.1%
Auto Components - 0.9%
BorgWarner, Inc. (I)	17,145	$1,275,756
Automobiles - 1.5%
Harley-Davidson, Inc.	41,031	2,159,462
Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc. (I)	17,091	816,095
Norwegian Cruise Line Holdings, Ltd. (I)	15,129	468,696
Panera Bread Company, Class A (I)	6,191	996,441

		2,281,232
Household Durables - 0.8%
Toll Brothers, Inc. (I)	31,384	1,070,822
Internet & Catalog Retail - 2.3%
Blue Nile, Inc. (I)	7,430	252,100
Expedia, Inc.	21,815	1,392,670

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	2,313	$1,590,373

		3,235,143
Media - 4.1%
AMC Networks, Inc., Class A (I)	13,137	754,064
Discovery Communications, Inc., Class A (I)	23,906	1,753,027
Liberty Global, Inc., Class A (I)	19,856	1,367,880
Scripps Networks Interactive, Inc., Class A	11,577	729,930
Sirius XM Radio, Inc.	364,769	1,130,784

		5,735,685
Specialty Retail - 6.9%
DSW, Inc., Class A	16,366	1,107,815
GNC Holdings, Inc., Class A	24,428	1,001,548
Lumber Liquidators Holdings, Inc. (I)	11,094	656,654
O’Reilly Automotive, Inc. (I)	5,901	600,368
PetSmart, Inc.	32,391	2,108,978
Ross Stores, Inc.	15,066	873,225
Tractor Supply Company	12,550	1,305,075
Ulta Salon Cosmetics & Fragrance, Inc. (I)	11,217	993,378
Urban Outfitters, Inc. (I)	24,816	1,005,544

		9,652,585
Textiles, Apparel & Luxury Goods - 3.0%
Michael Kors Holdings, Ltd. (I)	35,045	2,077,468
PVH Corp.	10,314	1,256,761
Under Armour, Inc., Class A (I)	17,322	853,628

		4,187,857

		29,598,542
Consumer Staples - 7.4%
Beverages - 0.5%
Brown-Forman Corp., Class B	11,583	760,076
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	21,987	2,227,063
Pricesmart, Inc.	11,030	817,875
Whole Foods Market, Inc.	28,794	2,465,342

		5,510,280
Food Products - 1.7%
McCormick & Company, Inc., Non-
Voting Shares	10,362	697,052
Mead Johnson Nutrition Company	14,001	1,048,815
The Hain Celestial Group, Inc. (I)	11,458	627,326

		2,373,193
Household Products - 1.3%
Church & Dwight Company, Inc.	29,321	1,816,729

		10,460,278
Energy - 5.6%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (I)	16,862	862,491
Cameron International Corp. (I)	17,252	1,099,297
McDermott International, Inc. (I)	37,787	480,651
Oil States International, Inc. (I)	7,357	560,236
Patterson-UTI Energy, Inc.	23,089	538,897

		3,541,572
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	30,425	1,885,437
Concho Resources, Inc. (I)	14,457	1,300,552

The accompanying notes are an integral part of the financial statements.
75

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC	28,161	$1,070,400

		4,256,389

		7,797,961
Financials - 6.8%
Capital Markets - 2.3%
KKR & Company LP	45,489	828,810
Lazard, Ltd., Class A	31,052	1,114,767
Raymond James Financial, Inc.	27,660	1,213,721

		3,157,298
Commercial Banks - 1.4%
East West Bancorp, Inc.	34,765	855,219
SVB Financial Group (I)	16,033	1,075,173

		1,930,392
Consumer Finance - 1.4%
Discover Financial Services	50,951	1,963,142
Insurance - 0.5%
Cincinnati Financial Corp.	17,066	768,141
Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (I)	41,905	1,012,844
Realogy Holdings Corp. (I)	15,285	685,532

		1,698,376

		9,517,349
Health Care - 13.7%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (I)	19,331	1,676,771
Grifols SA (I)	37,706	1,339,903
Medivation, Inc. (I)	13,436	660,245
Onyx Pharmaceuticals, Inc. (I)	8,976	675,983
Regeneron Pharmaceuticals, Inc. (I)	7,840	1,309,280

		5,662,182
Health Care Equipment & Supplies - 2.1%
IDEXX Laboratories, Inc. (I)	13,053	1,202,442
Sirona Dental Systems, Inc. (I)	7,615	540,817
The Cooper Companies, Inc.	11,540	1,223,932

		2,967,191
Health Care Providers & Services - 4.0%
Catamaran Corp. (I)	81,830	4,395,089
Express Scripts Holding Company (I)	22,205	1,263,687

		5,658,776
Health Care Technology - 1.0%
athenahealth, Inc. (I)	2,475	232,130
Cerner Corp. (I)	13,122	1,147,650

		1,379,780
Life Sciences Tools & Services - 0.4%
Covance, Inc. (I)	7,439	495,363
Pharmaceuticals - 2.2%
Actavis, Inc. (I)	17,260	1,469,862
Perrigo Company	12,373	1,400,252
Zoetis, Inc. (I)	4,298	143,768

		3,013,882

		19,177,174
Industrials - 16.7%
Aerospace & Defense - 1.9%
TransDigm Group, Inc.	13,489	1,920,024

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Triumph Group, Inc.	9,650	$708,407

		2,628,431
Building Products - 0.9%
Fortune Brands Home & Security, Inc. (I)	37,712	1,302,950
Commercial Services & Supplies - 1.6%
Cintas Corp.	19,697	864,698
Stericycle, Inc. (I)	14,525	1,393,238

		2,257,936
Construction & Engineering - 2.4%
Chicago Bridge & Iron Company NV	13,285	711,943
MasTec, Inc. (I)	36,039	1,084,414
Quanta Services, Inc. (I)	57,921	1,644,956

		3,441,313
Electrical Equipment - 1.0%
Eaton Corp. PLC	22,327	1,383,604
Machinery - 3.6%
Chart Industries, Inc. (I)	9,653	700,422
Flowserve Corp.	9,695	1,556,048
Trinity Industries, Inc.	31,875	1,378,275
Valmont Industries, Inc.	9,014	1,420,156

		5,054,901
Road & Rail - 4.1%
Canadian Pacific Railway, Ltd.	18,061	2,194,773
Genesee & Wyoming, Inc., Class A (I)	1,569	140,457
Kansas City Southern	32,732	3,370,414

		5,705,644
Trading Companies & Distributors - 1.2%
United Rentals, Inc. (I)	31,562	1,685,726

		23,460,505
Information Technology - 18.5%
Communications Equipment - 1.0%
Palo Alto Networks, Inc. (I)	13,858	847,140
Research In Motion, Ltd. (I)	36,304	484,658

		1,331,798
Computers & Peripherals - 1.5%
NetApp, Inc. (I)	61,216	2,070,937
Electronic Equipment, Instruments & Components - 2.0%
FLIR Systems, Inc.	36,550	962,727
Trimble Navigation, Ltd. (I)	31,288	1,859,446

		2,822,173
Internet Software & Services - 3.6%
Equinix, Inc. (I)	6,751	1,428,174
LinkedIn Corp., Class A (I)	13,667	2,298,516
Rackspace Hosting, Inc. (I)	21,179	1,183,059
Xoom Corp. (I)	9,707	206,371

		5,116,120
IT Services - 3.7%
Alliance Data Systems Corp. (I)	20,699	3,284,724
Cognizant Technology
Solutions Corp., Class A (I)	9,795	751,962
Teradata Corp. (I)	20,578	1,194,759

		5,231,445
Semiconductors & Semiconductor Equipment - 3.2%
ARM Holdings PLC	49,987	723,994
Avago Technologies, Ltd.	17,635	603,470

The accompanying notes are an integral part of the financial statements.
76

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Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductor NV (I)	34,802 $	1,124,801
Xilinx, Inc.	52,744	1,965,769

		4,418,034
Software - 3.5%
CommVault Systems, Inc. (I)	19,132	1,414,811
NetSuite, Inc. (I)	26,771	1,868,348
Salesforce.com, Inc. (I)	4,573	773,843
Splunk, Inc. (I)	24,021	867,879

		4,924,881

		25,915,388
Materials - 7.2%
Chemicals - 5.3%
Airgas, Inc.	15,855	1,589,939
American Vanguard Corp.	17,673	548,393
Cytec Industries, Inc.	14,412	1,043,285
Eastman Chemical Company	10,239	713,965
FMC Corp.	32,469	1,956,582
The Sherwin-Williams Company	9,929	1,604,427

		7,456,591
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	8,606	835,901
Texas Industries, Inc. (I)	5,046	292,920

		1,128,821
Metals & Mining - 0.9%
Carpenter Technology Corp.	13,821	652,766
First Quantum Minerals, Ltd.	30,482	567,815

		1,220,581
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	13,532	366,717

		10,172,710
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 0.8%
tw telecom, Inc. (I)	41,989	1,063,161
Wireless Telecommunication Services - 1.9%
SBA Communications Corp., Class A (I)	38,527	2,740,040

		3,803,201

TOTAL COMMON STOCKS (Cost $100,578,761)		$139,903,108

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	653,793	653,793

TOTAL SHORT-TERM INVESTMENTS (Cost $653,793)		$653,793

Total Investments (Heritage Fund)
(Cost $101,232,554) - 100.2%		$140,556,901
Other assets and liabilities, net - (0.2%)		(235,363)

TOTAL NET ASSETS - 100.0%		$140,321,538

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 63.0%
Consumer Discretionary - 20.1%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$2,500,000	$2,662,482
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		435,000	444,788
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019		7,435,000	7,950,663
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		2,250,000	2,480,625
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,075,000	1,088,438
Chrysler Group LLC
8.250%, 06/15/2021		2,000,000	2,215,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		9,084,396	6,858,719
DISH DBS Corp.
6.750%, 06/01/2021		1,300,000	1,446,250
Exide Technologies
8.625%, 02/01/2018		2,078,000	1,735,130
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	12,831
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (V)		1,304,000	1,401,800
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)		3,500,000	3,893,750
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		3,769,000	3,863,225
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016		984,000	995,070
KB Home
7.500%, 09/15/2022		1,700,000	1,897,625
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		5,580,000	5,412,600
Lynx II Corp.
6.375%, 04/15/2023 (S)		1,200,000	1,243,500
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)		24,547,000	1,963,760
Meritage Homes Corp.
7.000%, 04/01/2022		1,255,000	1,389,913
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		5,450,000	5,395,500
11.000%, 09/15/2018 (S)		7,530,000	6,475,800
Netflix, Inc.
5.375%, 02/01/2021 (S)		600,000	598,500
Petco Holdings Inc., PIK
8.500%, 10/15/2017 (S)		965,000	993,950
Sirius XM Canada Holdings, Inc.
8.000%, 09/12/2014	CAD	4,445,000	4,978,400
9.750%, 06/21/2018		3,976,000	4,254,109
Standard Pacific Corp.
8.375%, 01/15/2021		$2,235,000	2,654,063
Tenneco, Inc.
6.875%, 12/15/2020		1,632,000	1,782,960
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		475,000	495,188
8.750%, 08/15/2020		1,250,000	1,415,625
Tower Automotive Holdings USA LLC
10.625%, 09/01/2017 (S)		775,000	854,438
Toys R Us, Inc.
10.375%, 08/15/2017		2,840,000	2,776,100
Urbi Desarrollos Urbanos SAB de CV
9.750%, 02/03/2022 (S)		1,750,000	1,461,250

The accompanying notes are an integral part of the financial statements.
77

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Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Visteon Corp.
6.750%, 04/15/2019		$833,000	$887,145
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		1,634,240	931,759
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		965,000	998,775
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		1,370,000	1,460,763

			87,370,494
Consumer Staples - 4.7%
Alliance One International, Inc.
10.000%, 07/15/2016		1,520,000	1,605,500
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)		1,780,000	1,811,150
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		1,880,000	1,950,500
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019		3,350,000	3,551,000
Rite Aid Corp.
9.250%, 03/15/2020		3,675,000	4,116,000
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		3,537,000	3,466,260
Tops Holding Corp.
8.875%, 12/15/2017 (S)		692,000	749,090
Vector Group, Ltd.
7.750%, 02/15/2021 (S)		1,105,000	1,138,150
YCC Holdings LLC, PIK
10.250%, 02/15/2016		1,796,000	1,852,143

			20,239,793
Energy - 8.2%
Arch Coal, Inc.
7.250%, 06/15/2021		5,137,000	4,392,135
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		1,900,000	1,995,000
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)		5,355,000	3,346,875
EP Energy LLC
7.750%, 09/01/2022		3,125,000	3,382,813
Halcon Resources Corp.
8.875%, 05/15/2021 (S)		3,145,000	3,380,875
Paramount Resources, Ltd.
7.625%, 12/04/2019 (S)	CAD	2,005,000	1,944,242
Penn Virginia Corp.
7.250%, 04/15/2019		$398,000	391,035
10.375%, 06/15/2016		1,940,000	2,056,400
Permian Holdings, Inc.
10.500%, 01/15/2018 (S)		1,695,000	1,737,375
Petroleos de Venezuela SA
5.375%, 04/12/2027		2,950,000	2,138,750
Plains Exploration & Production Company
6.875%, 02/15/2023		1,110,000	1,279,275
Quicksilver Resources, Inc.
11.750%, 01/01/2016		1,430,000	1,437,150
Rex Energy Corp.
8.875%, 12/01/2020 (S)		2,394,000	2,441,880
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (S)		1,295,000	1,269,100
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 (S)		405,000	418,163
Samson Investment Company
9.750%, 02/15/2020 (S)		1,810,000	1,925,388

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)	$1,995,000	$1,995,000

		35,531,456
Financials - 5.2%
Alfa Bank OJSC
7.500%, 09/26/2019 (S)	1,785,000	1,926,568
Brookfield Residential Properties, Inc.
6.500%, 12/15/2020 (S)	1,330,000	1,409,800
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)	2,610,000	2,658,938
E*TRADE Financial Corp.
6.375%, 11/15/2019	1,115,000	1,162,388
iPayment, Inc.
10.250%, 05/15/2018	3,480,000	3,219,000
iStar Financial, Inc.
9.000%, 06/01/2017	674,000	748,983
Mattamy Group Corp.
6.500%, 11/15/2020 (S)	1,095,000	1,090,894
MModal, Inc.
10.750%, 08/15/2020 (S)	2,205,000	1,896,300
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	735,000	802,988
Realogy Group LLC
12.000%, 04/15/2017	3,898,607	4,161,763
Regions Bank
6.450%, 06/26/2037	1,310,000	1,401,700
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,925,000	2,103,063

		22,582,385
Health Care - 2.4%
Alere, Inc.
7.250%, 07/01/2018 (S)	620,000	649,450
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015	903,273	908,918
Endo Health Solutions, Inc.
7.250%, 01/15/2022	970,000	1,054,875
ExamWorks Group, Inc.
9.000%, 07/15/2019	933,000	1,005,308
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,510,000
8.500%, 04/15/2019	835,000	924,763
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	2,380,000	2,534,700

		10,588,014
Industrials - 5.2%
Air Canada
9.250%, 08/01/2015 (S)	1,170,000	1,243,125
12.000%, 02/01/2016 (S)	1,950,000	2,123,063
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,655,000	1,679,825
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	3,425,000	3,613,375
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	945,000	1,043,044
Navistar International Corp.
8.250%, 11/01/2021	4,440,000	4,284,600
Nortek, Inc.
8.500%, 04/15/2021 (S)	745,000	819,500

The accompanying notes are an integral part of the financial statements.
78

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Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Swift Services Holdings, Inc.
10.000%, 11/15/2018	$840,000	$961,800
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	200,000	202,500
Tervita Corp.
8.000%, 11/15/2018 (S)	790,000	813,700
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)	1,410,000	1,466,400
United Rentals North America, Inc.
7.375%, 05/15/2020	660,000	722,700
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	2,257,908	2,461,120
US Airways 2012-1 Class C Pass
Through Trust
9.125%, 10/01/2015	1,015,000	1,086,050

		22,520,802
Information Technology - 0.6%
Aspect Software, Inc.
10.625%, 05/15/2017	860,000	842,800
Equinix, Inc.
4.875%, 04/01/2020	405,000	411,075
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	1,370,000	1,476,175

		2,730,050
Materials - 10.2%
Aleris International, Inc.
7.875%, 11/01/2020	750,000	795,000
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,210,000	1,300,750
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,118,962	1,214,074
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)	1,110,000	1,093,350
7.000%, 11/15/2020 (S)	1,790,000	1,794,475
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	3,695,000	3,999,838
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	3,215,000	3,295,375
Ferro Corp.
7.875%, 08/15/2018	3,165,000	3,141,263
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,790,000	1,898,175
Hexion US Finance Corp.
8.875%, 02/01/2018	2,400,000	2,412,000
9.000%, 11/15/2020	1,745,000	1,579,225
HudBay Minerals, Inc.
9.500%, 10/01/2020	1,945,000	2,100,600
INEOS Group Holdings SA
8.500%, 02/15/2016 (S)	940,000	955,275
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	1,000,000	1,087,500
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	8,204,000	8,573,180
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	673,000	588,875
7.750%, 07/15/2017 (S)	1,406,000	1,553,630
Tembec Industries, Inc.
11.250%, 12/15/2018	1,000,000	1,100,000
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,525,000	1,315,313
9.750%, 12/01/2017	750,000	821,250

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
TPC Group, Inc.
8.750%, 12/15/2020 (S)		$1,430,000	$1,447,875
US Coatings Acquisition, Inc.
7.375%, 05/01/2021 (S)		1,745,000	1,806,075
Weekley Homes LLC
6.000%, 02/01/2023 (S)		450,000	459,000

			44,332,098
Telecommunication Services - 4.9%
Cincinnati Bell, Inc.
8.750%, 03/15/2018		2,785,000	2,847,663
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,630,000	1,738,395
Digicel, Ltd.
7.000%, 02/15/2020 (S)		3,385,000	3,579,638
Intelsat Luxembourg SA
11.250%, 02/04/2017		9,845,000	10,460,313
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		2,015,000	2,075,450
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		732,062	765,005

			21,466,464
Utilities - 1.5%
Calpine Corp.
7.875%, 01/15/2023 (S)		1,530,000	1,694,475
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		1,100,000	1,171,500
7.875%, 05/15/2021		1,410,000	1,582,725
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		11,830,000	1,951,950

			6,400,650

TOTAL CORPORATE BONDS (Cost $273,531,945)			$273,762,206

U.S. GOVERNMENT - 0.4%
U.S. Government - 0.4%
U.S. Treasury Bonds
5.375%, 02/15/2031		1,400,000	1,949,063

TOTAL U.S. GOVERNMENT (Cost $1,998,336)			$1,949,063

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.4%
City of Buenos Aires
9.950%, 03/01/2017 (S)		$1,915,000	$1,570,300
Canada - 0.2%
Government of Canada
3.250%, 06/01/2021	CAD	1,000,000	1,081,842

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,785,217)			$2,652,142

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%
RBS Capital Trust II (6.425% to
01/03/2034, then 3 month
LIBOR + 1.9425%)
01/03/2034 (Q)		$2,344,000	2,086,160

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,095,741)			$2,086,160

The accompanying notes are an integral part of the financial statements.
79

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 2.1%
Consumer Discretionary - 1.8%
M/I Homes, Inc. 3.250%, 09/15/2017		$570,000	$685,069
Mood Media Corp. 10.000%, 10/31/2015	CAD	45,000	45,361
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$3,880,000	6,945,200

			7,675,630
Consumer Staples - 0.1%
Alliance One International, Inc.
5.500%, 07/15/2014		540,000	546,413
Financials - 0.2%
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		1,062,000	1,008,900

TOTAL CONVERTIBLE BONDS (Cost $7,038,014)			$9,230,943

TERM LOANS (M) - 7.3%
Consumer Discretionary - 2.1%
Clear Channel Communications, Inc.
3.854%, 01/29/2016		7,449,687	6,398,268
Cole Haan, Inc.
5.750%, 01/31/2020		130,000	131,027
Fontainebleau Las Vegas Holdings LLC
3.250%, 06/06/2014 (H)		2,376,576	356,487
OneStop Plus
5.500%, 01/30/2020		400,000	400,000
Renfro Corp.-,
TBD 01/23/2019 (T)		400,000	404,500
SurveyMonkey.com
5.500%, 02/05/2019		400,000	404,500
The Star Tribune Company
8.000%, 09/28/2014		144,758	141,139
8.000%, 09/29/2014		290,971	283,697
Univision Communications, Inc.
4.454%, 03/31/2017		799,454	800,631

			9,320,249
Energy - 0.6%
Boomerang Tube LLC
11.000%, 10/02/2017		1,614,563	1,622,635
NFR Energy LLC
8.750%, 12/31/2018		795,000	808,913
Plains Exploration & Production Company
4.000%, 11/30/2019		400,000	400,286

			2,831,834
Financials - 1.6%
iStar Financial, Inc.
4.500%, 10/16/2017		2,901,958	2,901,958
Springleaf Finance Funding Company
5.500%, 05/10/2017		2,000,000	2,011,250
Walter Investment Management Corp.
5.750%, 11/28/2017		1,920,000	1,939,599

			6,852,807
Health Care - 0.5%
Assuramed Holding, Inc.
9.250%, 04/24/2020		200,000	203,667
National Mentor Holdings, Inc.
6.500%, 02/09/2017		1,361,146	1,374,758
Patheon, Inc.
7.250%, 12/06/2018		483,788	489,230

			2,067,655

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials - 0.4%
Centaur Holdings LLC-,
TBD 02/15/2020 (T)	$100,000	$99,875
Consolidated Precision Product
5.750%, 12/20/2019	1,205,000	1,217,050
LMI Aerospace, Inc.
4.750%, 12/28/2018	400,000	403,750

		1,720,675
Materials - 2.1%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	1,745,625	1,766,717
INEOS US Finance LLC
6.500%, 05/04/2018	1,895,675	1,933,589
ST Dupont SA-,
TBD 10/24/2013 (T)	5,225,000	5,225,000

		8,925,306

TOTAL TERM LOANS (Cost $31,461,254)		$31,718,526

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	30,740,943	218,261
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	35,529,809	252,262
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	25,477,862	180,893
Extended Stay America Trust,
Series 2013-ESHM, Class M
7.625%, 12/05/2019 (S)	399,000	420,575

		1,071,991

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $730,953)		$1,071,991

ASSET BACKED SECURITIES - 1.5%
ACE Securities Corp.
Series 2006-ASP5, Class A2B,
0.332%, 10/25/2036 (P)	716,900	346,466
Series 2006-ASP5, Class A2C,
0.382%, 10/25/2036 (P)	1,115,802	542,709
Series 2006-ASP5, Class A2D,
0.462%, 10/25/2036 (P)	1,983,903	974,257
Argent Securities, Inc., Series 2006-M2,
Class A2C 0.352%, 09/25/2036 (P)	5,397,514	2,086,819
MASTR Asset Backed Securities Trust,
Series 2006-HE4, Class A2
0.312%, 11/25/2036 (P)	3,435,267	1,548,536
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.292%, 07/25/2036 (P)	1,837,663	826,004

TOTAL ASSET BACKED SECURITIES (Cost $5,746,795)		$6,324,791

COMMON STOCKS - 2.7%
Consumer Discretionary - 1.4%
Beazer Homes USA, Inc. (I)	82,870 $	1,290,286
Greektown Superholdings, Inc. (I)(V)	7,894	710,460
Sirius XM Canada Holdings, Inc.	486,159	3,064,275
The Star Tribune Company (I)	11,462	361,053
Trump Entertainment Resorts, Inc. (I)	175,054	700,216

The accompanying notes are an integral part of the financial statements.
80

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Vertis Holdings, Inc. (I)	203,071	$0

		6,126,290
Financials - 0.5%
Talmer Bancorp, Inc. (I)(S)	279,167	2,332,158
Materials - 0.8%
Huntsman Corp.	74,595	1,285,272
LyondellBasell Industries NV, Class A	17,255	1,011,488
Phosagro OAO, GDR	63,000	856,800
Resolute Forest Products (I)	4,273	58,967

		3,212,527

TOTAL COMMON STOCKS (Cost $15,825,252)		$11,670,975

PREFERRED SECURITIES - 17.3%
Consumer Discretionary - 6.5%
Beazer Homes USA, Inc., 7.250%	30,239	$621,109
Dana Holding Corp., 4.000% (S)	17,000	2,411,875
General Motors Company,
Series B, 4.750%	221,289	9,243,242
Greektown
Superholdings, Inc., Series A (I)(V)	168,490	15,164,100
The Goodyear Tire & Rubber
Company, 5.875%	17,073	774,090

		28,214,416
Energy - 0.2%
Penn Virginia Corp., 6.000%	11,126	932,164
Financials - 6.9%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000% (S)	286,430	3,463,827
Bank of America Corp., Series L, 7.250%	8,600	10,320,000
Hartford Financial Services
Group, Inc., 7.875%	107,430	3,178,854
iStar Financial, Inc., Series E, 7.875%	232,840	5,620,758
Regions Financial Corp., 6.375%	74,701	1,866,031
Zions Bancorporation, 6.300%	58,970	1,569,192
Zions Bancorporation, 7.900%	134,740	3,873,775

		29,892,437
Industrials - 3.1%
Continental Airlines
Finance Trust II, 6.000%	317,001	13,591,418
Materials - 0.6%
ArcelorMittal, 6.000%	16,295	381,303
Cliffs Natural Resources, Inc., 7.000%	59,170	1,370,969
Thompson Creek Metals
Company, Inc., 6.500%	40,434	733,877

		2,486,149

TOTAL PREFERRED SECURITIES (Cost $65,168,094)		$75,116,584

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	18,900
9.875%, 03/01/2049 (I)	1,965,000	12,380
10.250%, 11/01/2049 (I)	985,000	6,206
Mood Media Corp.
(I)	28,560	0
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	9,075,000	0

		37,486

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ESCROW CERTIFICATES (continued)
Materials - 0.0%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)	8,000,000	$20,000

TOTAL ESCROW CERTIFICATES (Cost $391,746)		$57,486

WARRANTS - 0.0%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price $3.50) (I)	32,649	8,395
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $0)		$8,395

SHORT-TERM INVESTMENTS - 4.4%
Repurchase Agreement - 4.4%
Repurchase Agreement with State
Street Corp. dated 02/28/2013 at 0.010%
to be repurchased at $19,265,005 on
03/01/2013, collateralized by
$19,510,000 Federal Home Loan Bank,
0.875% due 12/27/2013 (valued at
$19,653,652, including interest)	$19,265,000	$19,265,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,265,000)		$19,265,000

Total Investments (High Income Fund)
(Cost $426,038,347) - 100.0%		$434,914,262
Other assets and liabilities, net - 0.0%		(75,368)

TOTAL NET ASSETS - 100.0%		$434,838,894

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Argentina - 0.2%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	200,672
7.000%, 09/12/2013 to 10/03/2015		$641,000	556,755
7.820%, 12/31/2033	EUR	1,180,227	874,430

			1,631,857
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	10,239,000	5,405,351

			5,405,351
Indonesia - 0.3%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,609,566
10.250%, 07/15/2022		6,137,000,000	857,587

			2,467,153
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	40,140,000	3,470,976
Venezuela - 1.0%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	93,788
5.750%, 02/26/2016		8,627,000	8,312,115
7.650%, 04/21/2025		949,000	874,504

The accompanying notes are an integral part of the financial statements.
81

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela (continued)
Republic of Venezuela (continued)
8.500%, 10/08/2014	$339,000	$347,814
9.375%, 01/13/2034	568,000	577,372

		10,205,593

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,430,116)		$23,180,930

CORPORATE BONDS - 86.0%
Consumer Discretionary - 15.6%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)	2,160,000	2,295,000
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021	580,000	585,075
6.625%, 10/15/2022 (L)	1,680,000	1,717,800
7.750%, 11/15/2019	1,130,000	1,243,000
American Greetings Corp.
7.375%, 12/01/2021	1,100,000	1,112,375
Bankrate, Inc.
11.750%, 07/15/2015	2,202,000	2,383,665
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)	2,499,753	2,363,635
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)	3,440,000	3,526,000
9.125%, 12/01/2018	260,000	269,750
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	330,000	321,750
10.000%, 12/15/2015	2,180,000	1,983,800
10.750%, 02/01/2016	3,854,000	3,545,690
11.250%, 06/01/2017	700,000	744,625
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)	910,000	898,625
Carmike Cinemas, Inc.
7.375%, 05/15/2019	1,010,000	1,108,475
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018	2,470,000	2,772,575
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	3,200,000	3,240,000
CCO Holdings LLC
7.375%, 06/01/2020	1,020,000	1,128,375
8.125%, 04/30/2020	2,560,000	2,851,200
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)	2,210,000	1,745,900
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	683,000	631,775
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022 (S)	2,580,000	2,709,150
7.625%, 03/15/2020	1,920,000	1,984,600
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)	4,560,000	4,651,200
CSC Holdings LLC
6.750%, 11/15/2021	3,380,000	3,688,425
CVR Refining LLC
6.500%, 11/01/2022 (S)	1,870,000	1,884,025
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	2,261,000	2,328,830
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	2,000,000	2,215,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)	1,320,000	1,376,100

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Edcon Pty, Ltd.
3.433%, 06/15/2014 (P)	EUR	1,200,000	$1,560,784
9.500%, 03/01/2018 (S)		$3,470,000	3,409,275
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,683,688
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	983,731
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		$3,000,000	1,875
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,346,875
Gymboree Corp.
9.125%, 12/01/2018 (L)		4,450,000	4,155,188
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	2,606,400
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,310,000	2,402,400
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,540,000	1,651,650
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		1,870,000	2,033,625
LBI Media, Inc.
10.000%, 04/15/2019 (S)		1,040,000	959,400
Lynx II Corp.
6.375%, 04/15/2023 (S)		4,280,000	4,435,150
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	449,654
Mastro’s Restaurants LLC, PIK
12.000%, 06/01/2017 (S)		$2,488,179	2,705,895
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		2,240,000	2,240,000
MDC Holdings, Inc.
6.000%, 01/15/2043		2,090,000	2,040,530
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		5,293,000	5,240,070
Monitronics International, Inc.
9.125%, 04/01/2020		4,700,000	4,935,000
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,524,850
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		330,000	331,650
9.500%, 11/15/2018		6,279,000	7,001,085
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		510,000	526,575
Nielsen Finance LLC
4.500%, 10/01/2020 (S)		2,860,000	2,824,250
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,634,800
PH Holding LLC
9.750%, 12/31/2017		1,820,000	1,899,487
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	400,000	563,997
11.250%, 05/15/2017		780,000	1,099,795
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		$750,000	816,563
Service Corp. International
7.500%, 04/01/2027		1,820,000	2,008,825
Seven Seas Cruises S. DE R.L. LLC
9.125%, 05/15/2019		3,590,000	3,850,275

The accompanying notes are an integral part of the financial statements.
82

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Snoqualmie Entertainment Authority
4.223%, 02/01/2014 (P) (S)		$1,165,000	$1,153,350
Sotheby’s
5.250%, 10/01/2022 (S)		1,900,000	1,919,000
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)		1,130,000	1,217,575
Speedway Motorsports, Inc.
6.750%, 02/01/2019 (S)		430,000	458,488
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,327,250
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014		242,000	242,303
10.625%, 07/15/2017 (L)		1,770,000	1,752,300
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		855,000	877,444
The ServiceMaster Company
8.000%, 02/15/2020		2,530,000	2,681,800
Unitymedia Hessen GmbH & Co.KG
5.500%, 01/15/2023 (S)		960,000	969,600
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		2,150,000	2,322,000
6.875%, 05/15/2019 (S)		4,400,000	4,730,000
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	980,913
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		2,840,000	3,053,000
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,283,094

			159,197,879
Consumer Staples - 4.1%
Alliance One International, Inc.
10.000%, 07/15/2016		$4,710,000	4,974,938
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	913,776
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)		$3,640,000	3,703,700
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		1,430,000	1,483,625
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		1,350,000	1,461,375
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	5,106,250
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		880,000	853,600
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,120,000	3,291,600
Pactiv LLC
7.950%, 12/15/2025		660,000	618,750
8.375%, 04/15/2027		320,000	300,000
Post Holdings, Inc.
7.375%, 02/15/2022		2,230,000	2,408,400
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018		360,000	378,900
9.000%, 04/15/2019		1,950,000	2,067,000
9.875%, 08/15/2019		2,630,000	2,879,850
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,740,000	4,645,200
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		760,000	808,450
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	5,130,950

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	$1,240,000	$1,306,650

		42,333,014
Energy - 18.1%
Access Midstream Partners LP
6.125%, 07/15/2022	4,060,000	4,354,350
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,887,700
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	1,800,000	1,552,500
8.750%, 08/01/2016 (L)	2,650,000	2,703,000
9.875%, 06/15/2019 (S)	1,420,000	1,402,250
Atlas Pipeline Partners LP
5.875%, 08/01/2023 (S)	2,160,000	2,149,200
6.625%, 10/01/2020 (S)	930,000	971,850
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,710,000	1,859,625
Basic Energy Services, Inc.
7.750%, 10/15/2022	160,000	162,800
Berry Petroleum Company
6.375%, 09/15/2022	1,560,000	1,645,800
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	2,550,000	2,817,750
9.625%, 08/01/2020 (S)	1,700,000	1,916,750
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,470,000
Chesapeake Energy Corp.
6.125%, 02/15/2021 (L)	3,650,000	3,869,000
7.250%, 12/15/2018	160,000	180,800
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	1,020,000	1,083,750
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	2,930,000	3,025,225
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	1,770,000	1,840,800
9.500%, 05/15/2016	2,200,000	2,326,500
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,158,200
Concho Resources, Inc.
7.000%, 01/15/2021	2,890,000	3,193,450
CONSOL Energy, Inc.
6.375%, 03/01/2021	320,000	329,600
8.250%, 04/01/2020	3,290,000	3,627,225
Continental Resources, Inc.
5.000%, 09/15/2022	4,120,000	4,429,000
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	4,175,157	3,753,139
Crosstex Energy LP
7.125%, 06/01/2022 (S)	1,530,000	1,614,150
8.875%, 02/15/2018	2,840,000	3,060,100
Denbury Resources, Inc.
8.250%, 02/15/2020	2,574,000	2,889,315
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	1,270,000	1,339,850
10.000%, 12/01/2020	321,000	364,335
11.750%, 03/01/2022 (S)	5,340,000	6,167,700
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	2,090,000	2,387,825
EPE Holdings LLC
8.125%, 12/15/2017 (S)	2,110,000	2,146,925

The accompanying notes are an integral part of the financial statements.
83

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EXCO Resources, Inc.
7.500%, 09/15/2018	$1,520,000	$1,444,000
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,849,300
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	2,710,000	2,798,075
Halcon Resources Corp.
8.875%, 05/15/2021 (S)	2,260,000	2,429,500
9.750%, 07/15/2020 (S)	2,870,000	3,167,763
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	1,090,000	1,174,475
10.250%, 04/01/2019 (S)	1,560,000	1,739,400
10.500%, 10/15/2017 (S)	5,370,000	5,826,450
Hiland Partners LP
7.250%, 10/01/2020 (S)	1,000,000	1,080,000
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	935,250
Key Energy Services, Inc.
6.750%, 03/01/2021	2,335,000	2,381,700
6.750%, 03/01/2021 (S)	760,000	771,400
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,550,000	2,868,750
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	3,730,000	3,916,500
Markwest Energy Partners LP
4.500%, 07/15/2023	3,870,000	3,782,925
MarkWest Energy Partners LP
6.250%, 06/15/2022	2,405,000	2,606,419
6.500%, 08/15/2021	663,000	716,040
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,250,000	1,293,750
6.500%, 03/15/2021 (S)	2,330,000	2,458,150
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	2,660,000	1,981,700
Offshore Group Investment, Ltd.
11.500%, 08/01/2015	1,275,000	1,389,750
Oil States International, Inc.
5.125%, 01/15/2023 (S)	2,460,000	2,460,000
6.500%, 06/01/2019	1,930,000	2,065,100
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	6,670,000	2,784,725
8.750%, 12/01/2013 (H)	930,000	395,250
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	2,550,000	2,690,250
Pan American Energy LLC
7.875%, 05/07/2021	1,097,000	992,785
Parker Drilling Company
9.125%, 04/01/2018	3,090,000	3,344,925
Peabody Energy Corp.
6.500%, 09/15/2020	2,150,000	2,284,375
7.875%, 11/01/2026	2,810,000	3,006,700
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	1,690,000	1,859,000
Plains Exploration & Production Company
6.125%, 06/15/2019	1,490,000	1,646,450
6.500%, 11/15/2020	1,360,000	1,519,800
8.625%, 10/15/2019	2,695,000	3,079,038
QEP Resources, Inc.
5.375%, 10/01/2022	1,540,000	1,613,150
Quicksilver Resources, Inc.
8.250%, 08/01/2015 (L)	920,000	883,200
11.750%, 01/01/2016	5,729,000	5,757,645

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
5.000%, 08/15/2022		$1,470,000	$1,503,075
5.750%, 06/01/2021		530,000	564,450
Regency Energy Partners LP
5.500%, 04/15/2023		850,000	896,750
6.875%, 12/01/2018		250,000	270,000
Samson Investment Company
9.750%, 02/15/2020 (S)		6,360,000	6,765,450
SandRidge Energy, Inc.
7.500%, 03/15/2021 to 02/15/2023		2,780,000	2,905,850
SESI LLC
7.125%, 12/15/2021		2,300,000	2,547,250
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,814,750
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,030,000	1,030,000
Targa Resources Partners LP
5.250%, 05/01/2023 (S)		310,000	319,300
6.375%, 08/01/2022		1,970,000	2,147,300
Teekay Corp.
8.500%, 01/15/2020		1,350,000	1,451,250
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,200,000	2,856,000

			184,745,579
Financials - 6.7%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	568,700
8.000%, 03/15/2020		3,750,000	4,603,125
Ashton Woods USA LLC
11.000%, 06/30/2015 (S)		2,468,000	2,739,480
Barclays Bank PLC
7.625%, 11/21/2022 (L)		1,190,000	1,187,025
10.179%, 06/12/2021 (S)		3,270,000	4,430,915
BBVA US Senior SAU
4.664%, 10/09/2015		1,330,000	1,378,138
Boats Investments BV, PIK
8.887%, 12/15/2015	EUR	832,421	260,824
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q) (S)		$1,560,000	1,700,400
DJO Finance LLC
9.750%, 10/15/2017		863,000	840,346
Europcar Groupe SA
11.500%, 05/15/2017	EUR	400,000	562,796
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,265,564
International Lease Finance Corp.
8.250%, 12/15/2020		$1,980,000	2,425,500
8.625%, 09/15/2015		6,020,000	6,847,750
8.625%, 01/15/2022 (L)		3,800,000	4,826,000
8.750%, 03/15/2017		910,000	1,072,663
8.875%, 09/01/2017		300,000	360,000
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,207,530
KM Germany Holdings GmbH
8.750%, 12/15/2020 (S)		870,000	1,209,884
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	2,005,350
Loxam SAS
7.375%, 01/24/2020 (S)	EUR	300,000	399,498

The accompanying notes are an integral part of the financial statements.
84

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp.
6.875%, 12/29/2049 (S) (Q)		$2,920,000	$3,065,828
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)		2,500,000	2,731,250
Neovia Logistics Intermediate
Holdings LLC
10.000%, 02/15/2018 (S)		2,450,000	2,450,000
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)		2,460,000	2,432,325
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		980,000	1,308,300
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		680,000	703,499
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,710,000	1,825,425
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,109,162
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		$5,200,000	5,590,000
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		3,440,000	3,629,200

			68,736,477
Health Care - 4.5%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		2,260,000	2,847,600
Community Health Systems, Inc.
5.125%, 08/15/2018		1,500,000	1,576,875
7.125%, 07/15/2020		1,800,000	1,939,500
CRC Health Corp.
10.750%, 02/01/2016		6,740,000	6,706,300
DJO Finance LLC
9.875%, 04/15/2018		1,460,000	1,558,550
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,860,000	2,004,150
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,910,000	2,096,225
HCA Holdings, Inc.
6.250%, 02/15/2021		2,160,000	2,278,800
HCA, Inc.
7.250%, 09/15/2020		1,970,000	2,186,700
8.500%, 04/15/2019		1,160,000	1,284,700
Hologic, Inc.
6.250%, 08/01/2020 (S)		1,240,000	1,308,200
IASIS Healthcare LLC
8.375%, 05/15/2019		1,340,000	1,380,200
INC Research LLC
11.500%, 07/15/2019 (S)		940,000	1,003,450
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		970,000	1,113,075
Labco SAS
8.500%, 01/15/2018 (S)	EUR	2,453,000	3,394,664
Merge Healthcare, Inc.
11.750%, 05/01/2015		$2,880,000	3,079,800
Ontex IV SA
9.000%, 04/15/2019		480,000	642,330
9.000%, 04/15/2019 (S)	EUR	370,000	495,130

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		$830,000	$796,800
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	600,000	802,600
Tenet Healthcare Corp.
6.250%, 11/01/2018		$3,560,000	3,942,700
9.250%, 02/01/2015		200,000	226,500
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (S)		1,790,000	1,926,488
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		950,000	1,022,438

			45,613,775
Industrials - 13.5%
Aguila 3 SA
7.875%, 01/31/2018 (S)		1,580,000	1,674,800
Altegrity, Inc.
11.750%, 05/01/2016 (S)		5,180,000	3,833,200
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,506,859	1,578,434
American Reprographics Company
10.500%, 12/15/2016		3,920,000	3,871,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	1,062,391
9.125%, 10/15/2020 (S)		$4,130,000	4,501,700
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		2,230,000	2,402,825
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		1,930,000	1,939,650
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		2,820,000	2,805,900
BC Mountain LLC
7.000%, 02/01/2021 (S)		660,000	679,800
Belden, Inc.
5.500%, 09/01/2022 (S)		2,090,000	2,142,250
Beverage Packaging
Holdings Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	206,834
9.500%, 06/15/2017 (S)		5,040,000	6,745,785
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		$1,500,000	1,623,750
CMA CGM SA
8.500%, 04/15/2017 (S)		4,080,000	3,570,000
8.875%, 04/15/2019 (S)	EUR	900,000	1,028,120
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$665,148	705,056
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	33,746
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		377,606	404,038
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		830,458	853,296
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		50,757	56,848
Continental Airlines 2012-2 Class B Pass
Thru Certificates
5.500%, 10/29/2020		480,000	502,080

The accompanying notes are an integral part of the financial statements.
85

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		$2,190,000	$2,184,525
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,399,885	1,531,194
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		57,298	58,157
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,559,462	1,731,003
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		720,000	759,600
Dematic SA
7.750%, 12/15/2020 (S)		5,140,000	5,255,650
DigitalGlobe, Inc.
5.250%, 02/01/2021 (S)		1,700,000	1,687,250
Ducommun, Inc.
9.750%, 07/15/2018		1,920,000	2,102,400
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	166,784
11.500%, 05/15/2017 (S)		1,480,000	2,082,346
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$5,433,761	5,610,344
GenCorp, Inc.
7.125%, 03/15/2021 (S)		1,420,000	1,476,800
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		3,380,000	3,701,100
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,779,700
HDTFS, Inc.
6.250%, 10/15/2022 (S)		670,000	720,250
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,152,144
Horizon Lines LLC
11.000%, 10/15/2016		$2,060,000	2,060,000
13.000%, 10/15/2016		1,693,751	1,528,610
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	1,932,525
Jack Cooper Holdings Corp.
13.750%, 12/15/2015 (S)		5,120,000	5,491,200
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,740,200
Kansas City Southern de
Mexico SA de CV
8.000%, 02/01/2018		355,000	388,725
12.500%, 04/01/2016		570,000	613,463
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017	EUR	630,000	921,360
11.625%, 07/15/2017 (S)		870,000	1,272,355
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$5,790,000	6,390,713
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	4,470,000
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,489,500
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,503,500
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		1,090,000	1,100,900

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Silver II Borrower
7.750%, 12/15/2020 (S)		$1,400,000	$1,456,000
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		5,690,000	6,031,400
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,109,717
The Geo Group, Inc.
7.750%, 10/15/2017		$1,105,000	1,185,113
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		2,750,000	2,932,188
Triumph Group, Inc.
4.875%, 04/01/2021 (S)		1,420,000	1,427,100
United Rentals North America, Inc.
7.625%, 04/15/2022		4,240,000	4,695,800
8.375%, 09/15/2020 (L)		650,000	715,000
UR Merger Sub Corp.
8.250%, 02/01/2021		830,000	941,013
Wyle Services Corp.
10.500%, 04/01/2018 (S)		6,160,000	6,529,600

			138,146,732
Information Technology - 1.8%
313 Group, Inc.
6.375%, 12/01/2019 (S)		1,910,000	1,862,250
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)		590,000	504,450
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	250,000	324,755
8.000%, 01/15/2021 (S)		350,000	444,376
CyrusOne LP
6.375%, 11/15/2022 (S)		$2,060,000	2,168,150
First Data Corp.
6.750%, 11/01/2020 (S)		4,250,000	4,361,563
9.875%, 09/24/2015		80,000	82,300
12.625%, 01/15/2021		840,000	895,650
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)		1,290,000	1,389,975
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		2,340,000	2,380,950
NXP BV
9.750%, 08/01/2018 (S)		698,000	797,465
NXP Funding LLC
5.750%, 02/15/2021 (S)		1,000,000	1,022,500
Zayo Group LLC
8.125%, 01/01/2020		2,060,000	2,302,050

			18,536,434
Materials - 9.8%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		2,015,000	2,120,788
11.250%, 12/15/2015		4,563,000	4,979,374
ArcelorMittal
5.000%, 02/25/2017		1,690,000	1,758,634
6.000%, 03/01/2021		3,670,000	3,895,863
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)		1,700,000	1,674,500
7.000%, 11/15/2020 (S)		1,150,000	1,152,875
9.250%, 10/15/2020 (S)	EUR	830,000	1,181,131
Ashland, Inc.
4.750%, 08/15/2022 (S)		$2,590,000	2,635,325
Axiall Corp.
4.875%, 05/15/2023 (S)		1,720,000	1,745,800
Boise Cascade LLC
6.375%, 11/01/2020 (S)		900,000	951,750

The accompanying notes are an integral part of the financial statements.
86

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		$240,000	$257,700
6.875%, 08/15/2018 (S)		700,000	749,000
Cemex SAB de CV
9.000%, 01/11/2018		800,000	887,000
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)		1,300,000	1,270,750
Coeur d’Alene Mines Corp.
7.875%, 02/01/2021 (S)		3,480,000	3,601,800
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		1,150,000	1,168,688
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,452,200
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	877,888
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		150,000	156,375
8.250%, 11/01/2019 (S)		6,570,000	7,259,850
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		2,530,000	2,751,375
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		1,250,000	1,231,250
INEOS Group Holdings SA
7.875%, 02/15/2016	EUR	1,279,000	1,679,399
JW Aluminum Company
11.500%, 11/15/2017 (S)		$3,080,000	3,118,500
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,490,229
LyondellBasell Industries NV
5.000%, 04/15/2019		$1,235,000	1,377,025
5.750%, 04/15/2024		1,235,000	1,435,688
6.000%, 11/15/2021		1,080,000	1,269,000
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		6,470,000	4,205,500
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,794,000	1,704,300
Molycorp, Inc.
10.000%, 06/01/2020 (S)		2,790,000	2,706,300
New World Resources NV
7.875%, 01/15/2021 (S)	EUR	1,850,000	2,234,122
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		$930,000	985,800
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		1,670,000	1,832,825
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)		2,500,000	2,625,000
Ryerson, Inc.
9.000%, 10/15/2017 (S)		3,400,000	3,723,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	931,500
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		1,250,000	1,337,500
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	1,289,000	1,750,167
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		$1,150,000	1,196,000
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		2,760,000	3,022,200
12.500%, 05/01/2019		2,690,000	2,690,000
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (S)		1,000,000	996,250
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		1,300,000	1,374,750

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vedanta Resources PLC (continued)
8.750%, 01/15/2014		$990,000	$1,038,312
8.750%, 01/15/2014 (S)		2,060,000	2,160,528
Verso Paper Holdings LLC
11.750%, 01/15/2019 (L)		1,099,000	805,018
11.750%, 01/15/2019		2,380,000	2,510,900
Weekley Homes LLC
6.000%, 02/01/2023 (S)		980,000	999,600
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	597,000

			99,556,329
Telecommunication Services - 8.0%
Axtel SAB de CV
7.000%, 01/31/2020 (S)		2,329,000	2,026,230
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	98,500
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,707,400
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		760,000	813,200
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020		7,371,000	7,905,398
Intelsat Luxembourg SA
11.250%, 02/04/2017		2,200,000	2,337,500
Level 3 Financing, Inc.
8.625%, 07/15/2020		3,330,000	3,696,300
Matterhorn Midco & Cy SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,293,883
MetroPCS Wireless, Inc.
7.875%, 09/01/2018 (L)		$2,470,000	2,664,513
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	986,803
Sprint Capital Corp.
6.875%, 11/15/2028		$6,530,000	6,595,300
8.750%, 03/15/2032		9,075,000	10,663,125
Sprint Nextel Corp.
6.000%, 11/15/2022		2,920,000	2,949,200
9.000%, 11/15/2018 (S)		2,380,000	2,951,200
tw telecom holdings, Inc.
5.375%, 10/01/2022		1,340,000	1,396,950
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	1,006,089
9.875%, 04/15/2018 (S)		$2,720,000	3,046,400
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,530,000
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	654,225
8.250%, 05/23/2016		1,920,000	2,155,200
8.375%, 04/30/2013 (S)		570,000	575,415
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	3,129,000
West Corp.
11.000%, 10/15/2016		570,000	592,800
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		9,363,379	9,784,731
Windstream Corp.
6.375%, 08/01/2023 (S)		1,500,000	1,470,000
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,457,750

			81,487,112

The accompanying notes are an integral part of the financial statements.
87

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities - 3.9%
Atlantic Power Corp.
9.000%, 11/15/2018		$2,110,000	$2,278,800
Calpine Corp.
7.250%, 10/15/2017 (S)		414,000	440,393
7.875%, 01/15/2023 (S)		2,988,000	3,309,210
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	36,400
Electricite de France SA
5.250%, 01/29/2049 (S) (P) (Q)		2,540,000	2,501,392
Foresight Energy LLC
9.625%, 08/15/2017 (S)		4,510,000	4,848,250
GenOn REMA LLC
9.237%, 07/02/2017		2,450,499	2,701,675
9.681%, 07/02/2026		4,350,000	4,741,500
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		2,384,579	2,360,733
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		395,016	438,468
10.060%, 12/30/2028		4,973,773	5,670,101
PPL Energy Supply LLC
4.600%, 12/15/2021		3,713,000	3,928,774
Red Oak Power LLC
9.200%, 11/30/2029		720,000	799,200
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,375,750
The AES Corp.
9.750%, 04/15/2016		2,293,000	2,728,670
The AES El Salvador Trust
6.750%, 02/01/2016		200,000	205,000

			39,364,316

TOTAL CORPORATE BONDS (Cost $849,995,466)			$877,717,647

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,199,474
ING Capital Funding Trust III
3.911%, 06/30/2013 (Q)		$1,300,000	1,222,000
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	1,915,411
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		2,852,000	3,037,380

			7,374,265

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $7,338,079)			$7,374,265

CONVERTIBLE BONDS - 0.1%
Financials - 0.1%
Starwood Property Trust, Inc.
4.550%, 03/01/2018		860,000	922,350
Telecommunication Services - 0.0%
Axtel SAB de CV
7.000%, 01/31/2020 (S)	MXN	2,655,000	270,397

TOTAL CONVERTIBLE BONDS (Cost $1,274,542)			$1,192,747

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 2.7%
Consumer Discretionary - 0.9%
Equinox Fitness Clubs
9.750%, 05/16/2020	$2,340,000	$2,380,950
Gymboree Corp.-,
TBD 02/23/2018 (T)	1,170,000	1,127,003
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017	5,410,000	5,788,700

		9,296,653
Consumer Staples - 0.1%
Advancepierre Foods
9.500%, 10/10/2017	970,000	988,794
Energy - 0.4%
Chesapeake Energy Corp.
5.750%, 12/02/2017	1,810,000	1,846,406
FTS International, Inc.
8.500%, 05/06/2016	2,410,000	2,196,113

		4,042,519
Health Care - 0.1%
Immucor, Inc. 5.750%, 08/19/2018	1,194,920	1,200,895
Industrials - 0.4%
Intelligrated, Inc. 10.500%, 12/31/2019	3,850,000	3,941,438
Trico Shipping AS
2.800%, 05/13/2014	109,443	109,993
10.000%, 05/13/2014	320,371	318,769

		4,370,200
Information Technology - 0.3%
CompuCom Systems, Inc.
10.250%, 10/04/2019	2,250,000	2,295,000
First Data Corp. 4.202%, 03/24/2018	379,603	374,858

		2,669,858
Materials - 0.2%
Kronos Inc.
9.750%, 04/26/2020	1,810,000	1,849,217
Telecommunication Services - 0.0%
Vodafone Group PLC 6.875%, 08/11/2015	2,693	2,767
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC 4.731%, 10/10/2017	4,205,419	2,844,668

TOTAL TERM LOANS (Cost $26,887,331)		$27,265,571

COMMON STOCKS - 3.5%
Consumer Discretionary - 0.6%
Bossier Casino
Venture Holdco, Inc. (I) (S)	163,507	$327,014
Charter Communications, Inc., Class A (I)	61,830	5,341,494
PB Investors II LLC (I)	110,176	1

		5,668,509
Financials - 2.4%
Citigroup, Inc.	119,793	5,027,712
KCAD Holdings I, Ltd. (I)	752,218,031	8,785,907
Realogy Holdings Corp. (I)	253,318	11,099,093

		24,912,712
Industrials - 0.5%
DeepOcean Group Holdings AS (I) (S)	151,066	2,704,081
Horizon Lines, Inc. (I) (L)	1,563,813	2,345,720
Nortek, Inc. (I)	2,532	182,152

		5,231,953

The accompanying notes are an integral part of the financial statements.
88

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 0.0%
LyondellBasell Industries NV, Class A	7,952	$466,146

TOTAL COMMON STOCKS (Cost $29,003,537)		$36,279,320

PREFERRED SECURITIES - 1.6%
Financials - 1.4%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	$1,365,888
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	13,124,030

		14,489,918
Industrials - 0.1%
Jack Cooper Holdings Corp. (S)	9,645	1,060,950
Materials - 0.1%
ArcelorMittal	19,800	463,320

TOTAL PREFERRED SECURITIES (Cost $14,907,154)		$16,014,188

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0
Health Care - 0.0%
US Oncology, Inc.
08/15/2017 (I)	1,800,000	40,500

TOTAL ESCROW CERTIFICATES (Cost $0)		$40,500

WARRANTS - 0.1%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	217,284
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018; Strike
Price: $27.33) (I) (S)	2,163	261,723
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	625,533

TOTAL WARRANTS (Cost $135,411)		$1,104,540

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 03/20/2013; Strike
Price: $100; Counterparty: JPMorgan
Securities, Inc.)
(I)	24,820,000	28,010
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 05/15/2013; Strike
Price: $101; Counterparty: JP Morgan
Securities)
(I)	22,200,000	244,065

		272,075

TOTAL PURCHASED OPTIONS (Cost $679,308)		$272,075

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.2514% (W) (Y)	2,326,703	$23,286,570

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,286,630)		$23,286,570

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Deutsche Bank Repurchase Agreement
dated 02/28/2013 at 0.180% to be
repurchased at $2,800,014 on
03/01/2013, collateralized by
$3,042,000 Federal Home Loan
Mortgage Corporation, 1.570% due
01/08/2020 (valued at $2,856,000,
including interest)	$2,800,000	$2,800,000
Repurchase Agreement with State
Street Corp. dated 02/28/13 at 0.010%
to be repurchased at $9,700,003 on
03/1/13, collateralized by $9,560,000
United States Treasury Notes, 1.500%
due 6-30-16 (valued at $9,894,935,
including interest)	$2,093,000	2,093,000

		4,893,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,893,000)		$4,893,000

Total Investments (High Yield Fund)
(Cost $980,830,574) - 99.8%		$1,018,621,353
Other assets and liabilities, net - 0.2%		1,717,851

TOTAL NET ASSETS - 100.0%		$1,020,339,204

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Argentina - 0.6%
MercadoLibre, Inc.	38,900	$3,330,229
Australia - 4.6%
Brambles, Ltd.	909,919	8,094,059
Cochlear, Ltd.	37,122	2,683,832
Fortescue Metals Group, Ltd.	1,977,555	9,505,200
Woodside Petroleum, Ltd.	145,255	5,549,427

		25,832,518
Brazil - 4.2%
BM&F Bovespa SA	1,191,400	8,071,473
Itau Unibanco Holding SA, ADR	382,900	6,762,014
OGX Petroleo e Gas Participacoes SA (I)	297,800	473,916
Vale SA (Preference A Shares), ADR	451,400	8,292,218

		23,599,621
Chile - 0.6%
Sociedad Quimica y Minera de Chile SA, ADR	57,800	3,203,276
China - 10.2%
Baidu, Inc., ADR (I)	247,400	22,454,024
CNOOC, Ltd.	1,874,000	3,665,945
New Oriental Education & Technology
Group, ADR	125,300	1,904,560
Tencent Holdings, Ltd.	770,400	26,676,650

The accompanying notes are an integral part of the financial statements.
89

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Youku.com, Inc., ADR (I)	118,877	$2,423,902

		57,125,081
Denmark - 3.2%
Novo Nordisk A/S, B Shares	64,224	11,233,650
Novozymes A/S, B shares	197,515	6,888,108

		18,121,758
France - 5.8%
Cie Generale d’Optique
Essilor International SA	35,476	3,651,596
L’Oreal SA	82,369	12,299,383
PPR	75,529	16,846,667

		32,797,646
Germany - 3.1%
Adidas AG	37,470	3,413,255
Aixtron SE NA	192,099	2,559,687
HeidelbergCement AG	61,334	4,221,448
SMA Solar Technology AG	51,191	1,478,869
Volkswagen AG	28,901	5,955,911

		17,629,170
Hong Kong - 3.6%
AIA Group, Ltd.	2,824,800	12,320,504
Belle International Holdings, Ltd.	1,527,000	2,812,267
Hong Kong Exchanges & Clearing, Ltd.	282,900	5,089,179

		20,221,950
Ireland - 0.6%
James Hardie Industries, Ltd.	365,006	3,635,680
Italy - 3.7%
Fiat SpA (I)	1,852,725	9,928,572
UniCredit SpA (I)	2,150,821	10,936,103

		20,864,675
Japan - 6.3%
Gree, Inc.	219,700	2,673,602
Kyocera Corp.	34,800	3,023,978
Rakuten, Inc.	1,207,700	10,434,379
Sanrio Company, Ltd.	79,800	3,157,123
SMC Corp.	50,100	8,686,286
Softbank Corp.	159,600	5,911,354
Yamada Denki Company, Ltd.	46,970	1,707,143

		35,593,865
Luxembourg - 0.2%
Oriflame Cosmetics SA, ADR	27,234	939,877
Norway - 0.6%
Schibsted ASA	73,883	3,128,353
Peru - 1.6%
Credicorp, Ltd., ADR	58,092	8,712,638
Portugal - 0.8%
Jeronimo Martins SGPS SA	216,493	4,313,180
Russia - 0.5%
Mail.ru Group, Ltd., GDR	79,567	2,673,565
Singapore - 0.5%
Singapore Exchange, Ltd.	413,000	2,530,746
South Africa - 0.3%
Impala Platinum Holdings, Ltd.	114,533	1,761,499
South Korea - 3.5%
Celltrion, Inc. (I)	159,796	3,942,645

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
NHN Corp.	25,965	$6,284,226
Samsung Electronics Company, Ltd.	6,641	9,438,370

		19,665,241
Spain - 6.0%
Banco Santander SA	1,239,819	9,406,125
Distribuidora Internacional de Alimentacion SA	428,510	3,339,674
Inditex SA	156,094	20,800,441

		33,546,240
Sweden - 9.1%
Alfa Laval AB	302,289	7,036,438
Atlas Copco AB, A Shares	799,608	23,252,951
Elekta AB, B Shares	244,494	3,667,317
Sandvik AB	450,850	7,316,460
Svenska Handelsbanken AB, A Shares	228,213	9,860,371

		51,133,537
Switzerland - 7.6%
ABB, Ltd.	249,976	5,679,992
Cie Financiere Richemont SA, A Shares	185,355	14,818,436
Geberit AG	28,786	6,951,215
Syngenta AG	28,531	12,077,891
The Swatch Group AG, BR Shares	6,050	3,427,181

		42,954,715
Taiwan - 0.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,395,000	4,915,837
Turkey - 2.5%
BIM Birlesik Magazalar AS	57,719	2,735,788
Turkiye Garanti Bankasi AS	2,396,052	11,458,101

		14,193,889
United Kingdom - 16.7%
Aggreko PLC	96,430	2,476,628
ARM Holdings PLC	1,064,719	15,421,008
BG Group PLC	227,989	4,032,055
BHP Billiton PLC	353,082	11,172,251
British American Tobacco PLC	152,373	7,938,857
Meggitt PLC	993,375	6,853,841
Prudential PLC	1,092,607	16,215,519
Rolls-Royce Holdings PLC	893,308	13,893,448
Standard Chartered PLC	584,365	15,881,229

		93,884,836

TOTAL COMMON STOCKS (Cost $469,223,406)		$546,309,622

PREFERRED SECURITIES - 1.3%
Germany - 1.3%
Porsche Automobil Holding SE	92,895	7,365,098

TOTAL PREFERRED SECURITIES (Cost $4,771,900)		$7,365,098

The accompanying notes are an integral part of the financial statements.
90

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	5,702,006	5,702,006

TOTAL SHORT-TERM INVESTMENTS (Cost $5,702,006)		$5,702,006

Total Investments (International Growth Opportunities Fund)
(Cost $479,697,312) - 99.6%		$559,376,726
Other assets and liabilities, net - 0.4%		2,233,166

TOTAL NET ASSETS - 100.0%		$561,609,892

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.1%
Australia - 5.3%
BHP Billiton, Ltd.	143,189	$5,374,911
Brambles, Ltd.	1,200,414	10,678,118
CSL, Ltd.	100,931	6,178,196
WorleyParsons, Ltd.	241,716	6,548,394

		28,779,619
Belgium - 1.9%
Anheuser-Busch InBev NV	108,102	10,133,594
Brazil - 1.7%
Banco Bradesco SA, ADR	523,488	9,407,079
Canada - 8.9%
Agrium, Inc.	56,523	5,853,179
Canadian National Railway Company	48,792	4,951,826
Canadian Natural Resources, Ltd.	125,205	3,826,872
Cenovus Energy, Inc.	172,199	5,575,491
CGI Group, Inc., Class A (I)	259,100	6,846,521
Fairfax Financial Holdings, Ltd.	14,515	5,515,207
Potash Corp. of Saskatchewan, Inc.	147,494	5,918,353
Suncor Energy, Inc.	315,806	9,569,879

		48,057,328
China - 3.6%
Baidu, Inc., ADR (I)	104,409	9,476,161
CNOOC, Ltd.	1,926,907	3,769,443
Industrial & Commercial Bank of China, Ltd.,
H Shares	8,740,539	6,282,571

		19,528,175
Denmark - 1.0%
Novo Nordisk A/S, Class B	31,353	5,484,065
France - 4.6%
Eutelsat Communications	118,494	4,270,170
L’Oreal SA	17,320	2,586,232
Publicis Groupe SA	133,040	8,794,146
Schneider Electric SA	85,246	6,559,842
Sodexo	30,598	2,829,774

		25,040,164
Germany - 6.4%
Adidas AG	95,144	8,666,952
Allianz SE	29,578	4,042,008
Deutsche Boerse AG	69,001	4,278,222
Fresenius Medical Care AG	75,754	5,188,869

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
SAP AG	161,245	$12,586,283

		34,762,334
Hong Kong - 3.1%
China Mobile, Ltd.	424,034	4,652,337
Galaxy Entertainment Group, Ltd. (I)	1,481,910	6,212,282
Hutchison Whampoa, Ltd.	557,410	6,013,421

		16,878,040
Ireland - 0.6%
Shire PLC	96,436	3,017,784
Israel - 1.7%
Teva Pharmaceutical Industries, Ltd., ADR	243,174	9,094,708
Japan - 5.2%
Denso Corp.	106,453	4,463,931
FANUC Corp.	39,188	6,045,519
Keyence Corp.	26,973	7,593,829
Komatsu, Ltd.	110,117	2,775,279
Toyota Motor Corp.	138,670	7,123,767

		28,002,325
Mexico - 3.2%
America Movil SAB de CV, Series L, ADR	218,706	4,568,768
Fomento Economico Mexicano SAB
de CV, ADR	37,475	4,187,457
Grupo Televisa SA, ADR	324,548	8,707,623

		17,463,848
Netherlands - 2.3%
Royal Dutch Shell PLC, B Shares	174,162	5,875,746
Unilever NV	171,136	6,622,184

		12,497,930
Russia - 0.5%
Gazprom OAO, ADR	281,043	2,502,903
Singapore - 3.4%
Avago Technologies, Ltd.	188,203	6,440,307
Keppel Corp., Ltd.	785,135	7,341,212
United Overseas Bank, Ltd.	307,834	4,733,903

		18,515,422
South Korea - 2.9%
Hyundai Mobis	31,385	9,039,430
NHN Corp.	26,671	6,455,097

		15,494,527
Spain - 1.3%
Amadeus IT Holding SA, A Shares	273,722	6,988,338
Sweden - 4.9%
Ericsson (LM), B Shares	382,923	4,631,574
Investor AB, B Shares	234,387	6,846,416
Kinnevik Investment AB, B Shares	158,856	3,623,900
Swedbank AB, A Shares	267,905	6,413,649
Volvo AB, B Shares	318,421	4,753,614

		26,269,153
Switzerland - 9.9%
ABB, Ltd. (I)	320,639	7,285,607
Informa PLC	623,862	4,738,409
Julius Baer Group, Ltd. (I)	148,274	5,620,162
Nestle SA	119,406	8,333,023
Novartis AG	88,329	5,982,292
Roche Holdings AG	45,075	10,277,060
Syngenta AG	20,818	8,812,784

The accompanying notes are an integral part of the financial statements.
91

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
UBS AG	157,926	$2,480,439

		53,529,776
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,721,000	6,064,627
Turkey - 1.0%
Akbank T.A.S.	1,118,458	5,435,886
United Kingdom - 16.6%
BG Group PLC (I)	443,839	7,849,427
British American Tobacco PLC	201,758	10,511,889
British Sky Broadcasting Group PLC	441,378	5,696,120
Centrica PLC	867,566	4,634,091
Compass Group PLC	1,042,366	12,662,161
Imperial Tobacco Group PLC	267,010	9,680,466
Kingfisher PLC	1,286,818	5,408,378
Next PLC	86,666	5,513,407
Pearson PLC	196,820	3,443,120
Reed Elsevier PLC	1,223,146	13,164,938
Smith & Nephew PLC	406,008	4,351,260
WPP PLC	413,760	6,618,453

		89,533,710

TOTAL COMMON STOCKS (Cost $423,384,393)		$492,481,335

PREFERRED SECURITIES - 1.2%
Germany - 1.2%
Volkswagen AG	28,391	6,199,457

TOTAL PREFERRED SECURITIES (Cost $4,480,683)		$6,199,457

SHORT-TERM INVESTMENTS - 8.1%
Money Market Funds - 8.1%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	43,882,650	43,882,650

TOTAL SHORT-TERM INVESTMENTS (Cost $43,882,650)		$43,882,650

Total Investments (International Growth Stock Fund)
(Cost $471,747,726) - 100.4%		$542,563,442
Other assets and liabilities, net - (0.4%)		(2,177,355)

TOTAL NET ASSETS - 100.0%		$540,386,087

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.7%
Australia - 2.2%
Billabong International, Ltd.	1,327,053	$1,156,358
Emeco Holdings, Ltd.	5,289,136	3,622,259
Pacific Brands, Ltd.	4,747,577	3,835,785

		8,614,402
Austria - 1.0%
Wienerberger AG	374,415	4,036,942
Bahamas - 1.4%
Steiner Leisure, Ltd. (I)	117,810	5,554,742
Belgium - 1.8%
Barco NV	84,270	7,141,727

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 9.4%
ATS Automation Tooling Systems, Inc. (I)	333,720	$3,109,866
Canaccord Financial, Inc.	517,506	3,748,625
Dorel Industries, Inc., Class B	151,300	5,404,986
Enerflex, Ltd.	222,900	2,721,271
Ensign Energy Services, Inc.	244,500	4,063,738
Genworth MI Canada, Inc.	169,400	4,151,019
HudBay Minerals, Inc.	469,670	4,513,386
Mullen Group, Ltd.	201,570	4,282,568
The North West Company, Inc.	71,200	1,622,497
Trican Well Service, Ltd.	276,900	3,568,486

		37,186,442
China - 3.8%
Kingdee International Software
Group Company, Ltd. (I)	23,814,000	4,229,834
People’s Food Holdings, Ltd.	3,443,704	3,696,926
Shenzhen Expressway Company, Ltd.,
H Shares	2,634,000	1,077,080
Sinotrans, Ltd., H Shares	17,808,000	3,506,199
Springland International Holdings, Ltd.	3,257,000	1,895,956
Travelsky Technology, Ltd., H Shares	1,196,539	784,311

		15,190,306
Finland - 4.1%
Amer Sports OYJ	470,088	7,774,453
Huhtamaki OYJ	430,096	8,305,809

		16,080,262
France - 1.4%
Beneteau SA (I)	125,500	1,310,558
IPSOS	111,190	4,356,410

		5,666,968
Germany - 2.7%
Gerresheimer AG	71,850	4,139,280
Jenoptik AG	200,795	2,015,269
Kloeckner & Company SE (I)	308,185	4,546,209

		10,700,758
Greece - 0.9%
JUMBO SA (I)	367,140	3,488,573
Hong Kong - 7.4%
Dah Sing Financial Holdings, Ltd.	1,169,974	6,292,343
Stella International Holdings, Ltd.	2,095,000	6,038,029
Techtronic Industries Company	4,322,500	8,568,817
Texwinca Holdings, Ltd.	1,950,907	1,966,583
Yingde Gases	4,048,000	4,738,661
Yue Yuen Industrial Holdings, Ltd.	547,640	1,854,325

		29,458,758
Ireland - 1.7%
Henderson Group PLC	788,920	1,891,135
UBM PLC	406,430	4,774,096

		6,665,231
Italy - 1.6%
Amplifon SpA	329,554	1,768,143
Azimut Holding SpA	283,223	4,493,124

		6,261,267
Japan - 12.6%
Asahi Company, Ltd. (I)	106,100	1,459,818
Asics Corp.	419,100	6,591,073
CAPCOM Company, Ltd.	125,800	1,930,820
Descente, Ltd.	807,860	5,053,024
En-Japan, Inc. (I)	2,287	2,503,621

The accompanying notes are an integral part of the financial statements.
92

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keihin Corp.	233,800	$3,485,809
Kobayashi Pharmaceutical Company, Ltd.	137,400	6,514,564
Megane TOP Company, Ltd. (I)	148,000	1,686,052
Meitec Corp.	253,911	6,599,870
Nissin Kogyo Company, Ltd.	210,910	3,383,835
Seria Company, Ltd.	68,000	1,343,889
Shinko Plantech Company, Ltd.	469,700	3,890,482
Square Enix Company, Ltd.	159,800	1,835,614
Tokai Rika Company, Ltd.	219,000	3,902,814

		50,181,285
Liechtenstein - 0.5%
Verwaltungs & Privat Bank AG	23,205	2,029,896
Luxembourg - 0.6%
Oriflame Cosmetics SA SDR	74,050	2,555,552
Netherlands - 4.9%
Aalberts Industries NV	265,241	5,871,390
Accell Group	187,804	3,208,549
Arcadis NV	150,800	4,212,259
Royal Imtech NV	167,970	1,877,647
TKH Group NV	109,988	2,871,003
USG People NV	180,304	1,446,511

		19,487,359
Norway - 1.5%
Tomra Systems ASA	593,950	5,741,105
Singapore - 0.5%
Sakari Resources, Ltd.	1,380,000	2,089,501
South Korea - 10.8%
Binggrae Company, Ltd.	46,066	5,805,159
BS Financial Group, Inc.	441,230	6,375,137
DGB Financial Group, Inc.	338,480	5,073,559
Hyundai Mipo Dockyard	35,891	3,886,162
KIWOOM Securities Company, Ltd.	43,790	2,485,124
Korea Investment Holdings Company, Ltd.	49,490	2,095,515
Mirae Asset Securities Company, Ltd.	126,310	5,045,168
S1 Corp.	15,643	994,679
Sindoh Company, Ltd.	87,477	5,245,334
Youngone Corp.	173,620	5,995,969

		43,001,806
Spain - 2.6%
Construcciones y Auxiliar de Ferrocarriles SA	10,894	4,664,913
Melia Hotels International SA	235,424	1,867,921
Tecnicas Reunidas SA	76,489	3,854,359

		10,387,193
Sweden - 0.5%
Duni AB	202,300	1,876,757
Switzerland - 3.3%
Logitech International SA (I)	310,720	2,100,467
Nobel Biocare Holding AG (I)	309,740	2,995,700
Panalpina Welttransport Holding AG	46,490	4,904,210
Vontobel Holding AG	89,146	3,090,946

		13,091,323
Taiwan - 4.4%
D-Link Corp.	8,646,668	5,338,620
Giant Manufacturing Company, Ltd.	781,746	4,304,099
Simplo Technology Company, Ltd. (I)	1,186,300	5,298,905
Ta Chong Bank, Ltd. (I)	6,964,972	2,530,910

		17,472,534

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 1.3%
Bank of Ayudhya PCL	2,433,810	$2,901,312
Glow Energy PCL	751,388	2,172,080

		5,073,392
Turkey - 0.4%
Aygaz AS	303,319	1,659,994
United Kingdom - 9.4%
Bellway PLC	280,876	4,939,882
Bodycote PLC	643,735	5,334,767
Bovis Homes Group PLC	389,910	3,815,666
Debenhams PLC	1,283,560	1,838,019
Dignity PLC	153,590	2,956,300
Fiberweb PLC	1,605,953	1,899,543
Greggs PLC	471,870	3,584,131
Homeserve PLC	454,410	1,627,095
Laird PLC	1,683,800	6,317,138
Man Group PLC	64,288	97,371
Persimmon PLC	347,875	4,816,205

		37,226,117

TOTAL COMMON STOCKS (Cost $282,401,021)		$367,920,192

INVESTMENT COMPANIES - 1.0%
iShares MSCI EAFE Small Cap Index Fund	95,864	4,122,152

TOTAL INVESTMENT COMPANIES (Cost $3,784,425)		$4,122,152

SHORT-TERM INVESTMENTS - 4.5%
Time Deposits - 4.5%
Bank of Montreal, 0.100%, 03/01/2013 *	$10,000,000	$10,000,000
Royal Bank of Canada, 0.110%, 03/01/2013 *	8,000,000	8,000,000

		18,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,000,000)		$18,000,000

Total Investments (International Small Cap Fund)
(Cost $304,185,446) - 98.2%		$390,042,344
Other assets and liabilities, net - 1.8%		6,951,371

TOTAL NET ASSETS - 100.0%		$396,993,715

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Australia - 6.4%
Acrux, Ltd.	1,580	$6,539
Adelaide Brighton, Ltd.	55,737	207,830
Aditya Birla Minerals, Ltd.	40,783	21,606
AED Oil, Ltd. (I)	18,722	2,773
Ainsworth Game Technology, Ltd. (I)	5,216	18,913
AJ Lucas Group, Ltd. (I)	6,727	12,025
Alchemia, Ltd. (I)	6,643	2,205
Alkane Resources, Ltd. (I)	43,417	27,188
Alliance Resources, Ltd. (I)	40,937	7,687
Alumina, Ltd. (I)	51,078	63,759
Amalgamated Holdings, Ltd.	18,031	150,756
Amcom Telecommunications, Ltd.	28,416	50,533
Ampella Mining, Ltd. (I)	3,883	1,181
Ansell, Ltd.	11,519	186,180
Antares Energy, Ltd. (I)	12,749	6,629

The accompanying notes are an integral part of the financial statements.
93

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AP Eagers, Ltd.	2,003	$10,730
APN News & Media, Ltd.	79,945	24,362
Aquila Resources, Ltd. (I)	13,406	35,748
Arafura Resources, Ltd. (I)	26,667	4,618
ARB Corp., Ltd.	8,257	106,208
Aristocrat Leisure, Ltd.	61,621	233,511
Arrium, Ltd.	222,193	272,616
ASG Group, Ltd. (I)	11,121	4,095
Atlantic, Ltd. (I)	4,449	982
Atlas Iron, Ltd.	65,360	97,273
Aurora Oil and Gas, Ltd. (I)	34,952	138,170
Ausdrill, Ltd.	42,365	131,288
Ausenco, Ltd.	12,984	53,662
Austal, Ltd. (I)	23,881	14,645
Austbrokers Holdings, Ltd. (I)	1,851	17,462
Austin Engineering, Ltd.	5,797	30,019
Australian Agricultural Company, Ltd. (I)	32,786	45,051
Australian Infrastructure Fund	105,229	331,970
Australian Pharmaceutical Industries, Ltd. (I)	56,375	25,087
Automotive Holdings Group	26,456	112,045
AVJennings, Ltd.	32,942	13,833
AWE, Ltd. (I)	84,985	112,779
Bandanna Energy, Ltd. (I)	26,297	6,854
Bank of Queensland, Ltd.	9,043	83,965
Bathurst Resources, Ltd. (I)	28,068	9,680
BC Iron, Ltd.	7,691	32,137
Beach Energy, Ltd.	214,912	310,490
Beadell Resources, Ltd. (I)	35,301	29,119
Berkeley Resources, Ltd. (I)	4,742	2,374
Billabong International, Ltd. (I)	23,340	20,338
Blackmores, Ltd.	1,957	63,507
Blackthorn Resources, Ltd. (I)	4,781	4,880
BlueScope Steel, Ltd. (I)	28,201	130,743
Boom Logistics, Ltd. (I)	42,444	12,352
Bradken, Ltd.	33,593	247,794
Breville Group, Ltd.	19,121	107,093
Brickworks, Ltd.	6,001	78,403
BT Investment Management, Ltd.	2,281	7,782
Buru Energy, Ltd. (I)	6,431	17,741
Cabcharge Australia, Ltd.	20,355	99,843
Cape Lambert Iron Ore, Ltd. (I)	117,043	23,309
Cardno, Ltd.	19,066	139,371
Carnarvon Petroleum, Ltd. (I)	75,535	4,538
Carsales.com.au, Ltd.	32,984	309,356
Cash Converters International, Ltd.	29,560	40,459
Cedar Woods Properties, Ltd.	1,443	7,664
Ceramic Fuel Cells, Ltd. (I)	126,217	6,427
Challenger, Ltd.	15,400	56,359
Clough, Ltd.	33,047	43,498
Coal of Africa, Ltd. (I)	45,649	11,670
Coalspur Mines, Ltd. (I)	27,065	19,795
Cockatoo Coal, Ltd. (I)	87,990	9,909
Codan, Ltd.	4,533	16,845
Coffey International, Ltd. (I)	31,524	13,655
Compass Resources, Ltd. (I)	15,577	0
Credit Corp. Group, Ltd.	4,455	45,002
CSG, Ltd.	13,045	10,144
CSR, Ltd.	97,897	198,606
CuDeco, Ltd. (I)	21,846	83,419
Cue Energy Resources, Ltd. (I)	32,865	4,353
Data#3, Ltd.	14,270	18,195
David Jones, Ltd.	88,493	251,549
Decmil Group, Ltd.	21,310	53,414

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Deep Yellow, Ltd. (I)	56,297	$3,222
Discovery Metals, Ltd. (I)	78,992	50,423
Domino’s Pizza Enterprises, Ltd.	1,821	20,372
Downer EDI, Ltd.	54,389	305,051
Dragon Mining, Ltd. (I)	2,230	1,152
Drillsearch Energy, Ltd. (I)	67,189	96,189
DUET Group	148,602	334,758
DuluxGroup, Ltd.	54,229	227,239
DWS Advanced Business Solutions, Ltd.	3,765	6,149
Elders, Ltd. (I)	40,650	6,030
Elemental Minerals, Ltd. (I)	11,100	3,457
Emeco Holdings, Ltd.	97,947	67,079
Energy Resources of Australia, Ltd. (I)	28,686	38,283
Energy World Corp., Ltd. (I)	141,335	50,287
Envestra, Ltd.	148,842	159,075
Euroz, Ltd.	2,668	3,456
Evolution Mining, Ltd. (I)	62,735	86,794
Fairfax Media, Ltd.	103,333	60,393
FAR, Ltd. (I)	83,631	3,669
FKP Property Group	36,440	63,458
Fleetwood Corp., Ltd.	11,005	105,980
FlexiGroup, Ltd.	67,927	280,267
Flight Centre, Ltd.	4,986	165,551
Flinders Mines, Ltd. (I)	121,835	8,980
Focus Minerals, Ltd. (I)	509,833	13,553
Forge Group, Ltd.	8,127	55,665
G8 Education, Ltd.	14,652	28,425
Galaxy Resources, Ltd. (I)	16,452	6,680
Geodynamics, Ltd. (I)	31,447	3,212
Gindalbie Metals, Ltd. (I)	66,233	16,506
Global Construction Services, Ltd.	1,732	1,353
Goodman Fielder, Ltd. (I)	345,314	260,071
GrainCorp, Ltd.	33,917	424,916
Grange Resources Corp., Ltd.	51,070	14,092
Greenland Minerals & Energy, Ltd. (I)	39,312	12,821
Gryphon Minerals, Ltd. (I)	26,258	9,196
GUD Holdings, Ltd.	12,931	97,301
Gujarat NRE Coking Coal, Ltd. (I)	21,875	4,455
Gunns, Ltd. (I)	100,882	16,487
GWA International, Ltd.	38,257	98,515
Hastie Group, Ltd. (I)	3,144	514
Hills Industries, Ltd.	32,878	36,994
Horizon Oil, Ltd. (I)	167,896	74,932
Icon Energy, Ltd. (I)	23,206	5,216
iiNET, Ltd.	24,959	127,831
Imdex, Ltd.	37,597	61,454
IMF Australia, Ltd.	16,845	28,912
Independence Group NL	41,708	189,677
Indophil Resources NL (I)	104,144	36,173
Infigen Energy (I)	70,305	20,382
Infomedia, Ltd.	45,314	18,096
International Ferro Metals, Ltd. (I)	9,556	1,679
Intrepid Mines, Ltd. (I)	48,378	10,594
Invocare, Ltd.	13,905	158,237
IOOF Holdings, Ltd.	29,308	246,845
Iress, Ltd.	17,791	145,752
Iron Ore Holdings, Ltd. (I)	4,139	5,041
Ivanhoe Australia, Ltd. (I)	33,868	13,291
JB Hi-Fi, Ltd.	14,103	186,209
Kagara, Ltd. (I)	47,616	5,836
Karoon Gas Australia, Ltd. (I)	19,998	141,337
Kingsgate Consolidated, Ltd.	22,541	81,994
Kingsrose Mining, Ltd.	22,716	15,706

The accompanying notes are an integral part of the financial statements.
94

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Linc Energy, Ltd. (I)	58,436	$159,787
Liquefied Natural Gas, Ltd. (I)	16,074	5,126
Lycopodium, Ltd.	1,265	7,824
M2 Telecommunications Group, Ltd.	17,041	75,721
MACA, Ltd.	11,835	35,015
Macmahon Holdings, Ltd.	196,782	62,134
Macquarie Atlas Roads Group (I)	34,417	57,308
Marengo Mining, Ltd. (I)	31,237	4,307
Matrix Composites & Engineering, Ltd.	1,943	2,922
MaxiTRANS Industries, Ltd.	11,468	16,342
McMillan Shakespeare, Ltd.	2,246	35,133
McPherson’s, Ltd.	18,009	45,662
Medusa Mining, Ltd.	26,583	115,815
Melbourne IT, Ltd.	10,791	20,873
MEO Australia, Ltd. (I)	24,107	2,034
Mermaid Marine Australia, Ltd.	34,599	149,492
Mesoblast, Ltd. (I)	10,501	70,709
Metals X, Ltd. (I)	128,000	19,622
Metminco, Ltd. (I)	88,614	4,051
Mincor Resources NL	36,432	36,063
Mineral Deposits, Ltd. (I)	13,461	56,938
Mineral Resources, Ltd.	16,254	186,433
Mirabela Nickel, Ltd. (I)	82,113	30,886
Molopo Energy, Ltd. (I)	28,437	9,154
Monadelphous Group, Ltd.	7,086	179,744
Mortgage Choice, Ltd.	11,340	22,800
Mount Gibson Iron, Ltd.	158,484	118,221
Myer Holdings, Ltd.	100,977	287,805
Mystate, Ltd.	2,303	10,461
Nanosonics, Ltd. (I)	8,290	4,243
Navitas, Ltd.	34,850	176,587
Neon Energy, Ltd. (I)	57,335	14,900
Newsat, Ltd. (I)	22,210	10,095
Nexus Energy, Ltd. (I)	159,964	27,826
NIB Holdings, Ltd.	59,239	133,560
Noble Mineral Resources, Ltd. (I)	41,564	2,503
Norfolk Group, Ltd.	9,403	5,528
Northern Iron, Ltd. (I)	26,873	13,855
Northern Star Resources, Ltd.	39,293	37,627
NRW Holdings, Ltd.	30,443	63,522
Nufarm, Ltd.	28,106	160,455
Oakton, Ltd.	9,591	12,707
OceanaGold Corp. (I)	32,452	76,154
Orocobre, Ltd. (I)	3,375	5,300
OrotonGroup, Ltd.	2,980	23,712
Pacific Brands, Ltd.	174,508	140,993
Paladin Resources, Ltd. (I)	128,690	153,461
Pan Pacific Petroleum NL	67,247	7,573
PanAust, Ltd.	56,485	158,192
Panoramic Resources, Ltd.	27,777	12,732
PaperlinX, Ltd. (I)	65,071	6,173
Peet, Ltd. (I)	33,458	36,718
Perilya, Ltd. (I)	45,690	13,461
Perpetual, Ltd.	6,326	264,225
Perseus Mining, Ltd. (I)	62,541	102,743
Pharmaxis, Ltd. (I)	39,176	22,199
Phosphagenics, Ltd. (I)	73,179	11,215
Platinum Australia, Ltd. (I)	36,499	2,498
PMP, Ltd.	35,022	7,514
Premier Investments, Ltd.	15,519	125,428
Prima Biomed Ltd. (I)	37,664	4,391
Primary Health Care, Ltd.	74,820	376,719
Prime Media Group, Ltd.	15,587	16,815

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
PrimeAG Australia, Ltd.	13,206	$16,240
Programmed Maintenance Services, Ltd.	21,300	51,120
QRxPharma, Ltd. (I)	3,546	3,620
Ramelius Resources, Ltd. (I)	58,054	18,902
RCR Tomlinson, Ltd.	22,598	51,947
REA Group, Ltd.	8,788	239,607
Reckon, Ltd.	14,138	34,155
Red Fork Energy, Ltd. (I)	68,456	50,585
Redflex Holdings, Ltd.	5,472	6,328
Reed Resources, Ltd. (I)	14,900	2,196
Regis Resources, Ltd. (I)	22,624	102,932
Resolute Mining, Ltd.	109,518	151,653
Resource Generation, Ltd. (I)	9,069	3,294
Retail Food Group, Ltd.	13,953	51,341
Rex Minerals, Ltd. (I)	25,561	14,446
Rialto Energy, Ltd. (I)	28,425	1,942
Ridley Corp., Ltd.	33,146	36,905
Roc Oil Company, Ltd. (I)	118,646	64,253
SAI Global, Ltd.	33,772	124,464
Salmat, Ltd.	15,825	42,708
Samson Oil & Gas, Ltd. (I)	96,490	3,415
Sandfire Resources Nl (I)	12,577	87,768
Saracen Mineral Holdings, Ltd. (I)	98,456	35,585
Sedgman, Ltd.	15,038	17,186
Senex Energy, Ltd. (I)	106,492	74,908
Servcorp, Ltd.	10,693	40,392
Service Stream, Ltd.	18,617	8,159
Seven Group Holdings, Ltd.	774	8,841
Seven West Media, Ltd.	11,726	28,062
Sigma Pharmaceuticals, Ltd.	178,990	120,196
Silex Systems, Ltd. (I)	16,887	55,904
Silver Lake Resources, Ltd. (I)	42,292	94,234
Sirtex Medical, Ltd.	5,106	56,855
Skilled Group, Ltd.	19,732	69,288
Slater & Gordon, Ltd.	3,741	9,538
SMS Management & Technology, Ltd.	12,633	68,718
Southern Cross Electrical Engineering, Ltd.	1,200	1,594
Southern Cross Media Group, Ltd.	89,423	140,713
Specialty Fashion Group, Ltd.	51,331	52,413
St. Barbara, Ltd. (I)	85,910	115,295
Starpharma Holdings, Ltd. (I)	29,521	33,508
Straits Metals, Ltd. (I)	26,787	1,284
Strike Energy, Ltd. (I)	35,002	3,945
STW Communications Group, Ltd.	43,150	61,221
Sundance Energy Australia, Ltd. (I)	36,757	39,695
Sundance Resources, Ltd. (I)	390,505	119,702
Super Cheap Auto Group, Ltd.	19,769	230,057
Swick Mining Services, Ltd.	30,800	12,259
Talon Petroleum, Ltd. (I)	7,145	766
Tanami Gold NL (I)	15,678	3,602
Tap Oil, Ltd. (I)	33,645	23,366
Tassal Group, Ltd.	12,612	24,604
Technology One, Ltd.	32,670	57,660
Ten Network Holdings, Ltd. (I)	390,193	131,583
TFS Corp., Ltd. (I)	25,702	14,013
The Reject Shop, Ltd.	5,605	101,255
The Trust Company, Ltd.	3,112	17,769
Thorn Group, Ltd.	15,982	31,855
Tiger Resources, Ltd. (I)	48,884	15,705
Tissue Therapies Ltd. (I)	14,761	4,131
Tox Free Solutions, Ltd.	18,815	59,910
TPG Telecom, Ltd.	56,387	149,434
Transfield Services, Ltd.	79,262	158,726

The accompanying notes are an integral part of the financial statements.
95

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Transpacific Industries Group, Ltd. (I)	123,097	$114,468
Troy Resources NL	16,658	50,273
UGL, Ltd.	892	9,283
Unity Mining, Ltd. (I)	20,172	2,160
UXC, Ltd.	45,620	55,690
Village Roadshow, Ltd.	20,000	90,682
Virgin Australia Holdings, Ltd. (I)	252,517	106,706
Virgin Australia
Holdings, Ltd. (U.S. Exchange) (I)	252,517	1,290
Watpac, Ltd.	13,238	8,983
WDS, Ltd.	18,432	9,710
Webjet, Ltd.	5,758	28,528
Western Areas NL	18,513	74,962
White Energy Company, Ltd. (I)	29,677	6,361
WHK Group, Ltd.	28,763	30,851
Wide Bay Australia, Ltd.	4,752	29,223
Windimurra Vanadium, Ltd. (I)	3,366	0
Wotif.com Holdings, Ltd.	16,900	84,756

		18,255,538
Austria - 0.9%
A-TEC Industries AG (I)	1,566	1,717
Agrana Beteiligungs AG	618	81,670
AMAG Austria Metall AG (S)	2,124	65,965
Austria Technologie & Systemtechnik AG	1,038	10,213
Austriamicrosystems AG	1,846	227,698
CA Immobilien Anlagen AG	1,728	24,779
Cat Oil AG	2,882	31,827
DO & CO AG	463	21,070
EVN AG	5,328	76,238
Flughafen Wien AG	2,189	131,203
Intercell AG (I)	8,699	19,782
Kapsch Trafficcom AG	1,178	58,376
Lenzing AG	1,736	163,902
Mayr-Melnhof Karton AG	1,529	173,127
Oesterreichische Post AG	7,928	317,997
Palfinger AG	2,862	76,314
Polytec Holding AG	3,684	32,372
RHI AG	5,444	182,116
Rosenbauer International AG	546	36,698
S IMMO AG	10,343	64,959
S&T AG (I)	630	1,770
Schoeller-Bleckmann Oilfield Equipment AG	2,277	228,218
Semperit AG Holding	2,322	94,829
Strabag SE	1,258	30,967
Uniqa Versicherungen AG (I)	6,478	93,140
Wienerberger AG	18,863	203,381
Zumtobel AG	4,848	72,471

		2,522,799
Bahamas - 0.0%
United International Enterprises	348	60,925
Belgium - 1.2%
Ablynx NV (I)	2,975	28,550
Ackermans & Van Haaren NV	4,982	453,886
AGFA Gevaert NV (I)	49,859	87,688
Arseus NV	4,487	116,809
Atenor Group	162	7,008
Banque Nationale de Belgique	30	103,792
Barco NV	2,633	223,142
Compagnie d’Entreprises CFE	1,887	109,535
Compagnie Immobiliere de Belgique SA	440	18,083
Compagnie Maritime Belge SA	2,216	41,481
D’ieteren SA	4,980	218,402

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Deceuninck Plastics NV (I)	2,954	$5,270
Econocom Group	10,344	78,988
Elia System Operator SA	7,181	289,543
Euronav NV (I)	3,699	18,835
EVS Broadcast Equipment SA	2,684	171,569
Exmar NV	7,510	83,668
Galapagos NV (I)	4,233	106,305
Gimv NV	607	32,262
Image Recognition Integrated Systems	78	4,513
Ion Beam Applications SA (I)	2,739	20,700
Kinepolis Group NV	936	117,351
Lotus Bakeries SA	34	28,323
Melexis NV	4,518	86,838
Mobistar SA	1,644	38,841
Nyrstar	24,075	137,047
Nyrstar - Strip VVPR (I)	7,875	10
Picanol (I)	46	1,149
Recticel SA	3,340	26,143
Roularta Media Group NV	668	12,430
Sapec SA	305	20,953
Sipef SA	1,363	115,334
Tessenderlo Chemie NV	6,449	188,855
ThromboGenics NV (I)	6,765	356,322
Van de Velde NV	1,542	70,659

		3,420,284
Bermuda - 0.4%
Archer, Ltd. (I)	19,203	19,773
Catlin Group, Ltd.	74,830	572,239
Frontline, Ltd. (I)	11,160	22,695
Golden Ocean Group, Ltd. (I)	54,737	55,630
Hiscox, Ltd.	64,052	507,321
Hoegh LNG Holdings, Ltd. (I)	1,833	15,768
Northern Offshore, Ltd.	18,330	33,532

		1,226,958
Canada - 9.3%
5N Plus, Inc. (I)	3,689	8,764
Aastra Technologies, Ltd	834	15,932
Absolute Software Corp.	7,265	37,197
Advantage Oil & Gas, Ltd. (I)	42,267	131,156
Aecon Group, Inc.	13,228	154,567
AG Growth International, Inc.	2,800	93,917
AGF Management, Ltd., Class B	13,999	158,961
Aimia, Inc.	11,394	174,017
Ainsworth Lumber Company, Ltd. (I)	6,403	20,303
Akita Drilling, Ltd.	300	3,087
Alamos Gold, Inc.	17,060	239,047
Alexco Resource Corp. (I)	6,700	24,039
Algoma Central Corp.	1,600	22,792
Algonquin Power & Utilities Corp.	29,453	218,202
Alliance Grain Traders, Inc.	1,814	23,219
Alterra Power Corp. (I)	16,806	6,437
Altius Minerals Corp. (I)	2,400	26,996
Altus Group, Ltd.	2,500	20,582
Amica Mature Lifestyles, Inc.	500	4,524
Anderson Energy, Ltd. (I)	20,300	4,232
Angle Energy, Inc. (I)	12,103	31,336
Antrim Energy, Inc. (I)	500	240
Arsenal Energy, Inc. (I)	37,930	20,597
Astral Media, Inc.	8,440	393,417
Atrium Innovations, Inc. (I)	4,900	56,828
ATS Automation Tooling Systems, Inc. (I)	13,491	125,720
Augusta Resource Corp. (I)	13,400	35,863

The accompanying notes are an integral part of the financial statements.
96

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Aura Minerals, Inc. (I)	11,783	$4,113
Aurizon Mines, Ltd. (I)	34,546	148,066
Aurizon Mines, Ltd. (U.S. Exchange) (I)	5,200	22,152
Autocanada, Inc.	1,300	21,708
Avalon Rare Metals, Inc. (I)	8,025	9,260
Avenex Energy Corp.	6,900	14,988
Axia NetMedia Corp. (I)	9,200	12,579
B2Gold Corp. (I)	61,675	186,595
Badger Daylighting, Ltd.	1,650	56,000
Ballard Power Systems, Inc. (I)	9,800	6,937
Bankers Petroleum, Ltd. (I)	52,186	155,356
Bellatrix Exploration, Ltd. (I)	20,706	108,625
Birch Mountain Resources, Ltd. (I)	11,200	6
Birchcliff Energy, Ltd. (I)	21,253	161,574
Bird Construction, Inc.	3,505	46,122
Black Diamond Group, Ltd.	6,132	127,010
BlackPearl Resources, Inc. (I)	55,740	135,668
BMTC Group, Inc., Class A (I)	3,096	41,880
Bonterra Energy Corp.	1,850	87,652
Boralex, Inc. (I)	3,600	33,303
Brigus Gold Corp. (I)	11,925	8,788
Brookfield Residential Properties, Inc. (I)	2,187	48,464
Burcon Nutrascience Corp. (I)	1,800	5,795
Calfrac Well Services, Ltd.	6,997	165,553
Calian Technologies, Ltd.	500	9,939
Calvalley Petroleums, Inc. (I)	10,077	18,566
Canaccord Financial, Inc.	16,992	123,084
Canacol Energy, Ltd. (I)	2,971	9,795
Canada Bread Company, Ltd.	2,640	129,280
Canada Lithium Corp. (I)	15,500	11,724
Canadian Energy Services & Technology Corp.	5,784	61,640
Canadian Western Bank	8,897	263,998
Canam Group, Inc. (I)	5,270	39,605
Candente Copper Corp. (I)	8,600	3,294
CanElson Drilling, Inc.	7,200	32,605
Canexus Corp.	17,700	157,562
Canfor Corp. (I)	19,501	367,422
Canfor Pulp Products, Inc.	7,179	73,443
Cangene Corp. (I)	3,800	10,686
Canwel Building Materials Group, Ltd.	3,200	7,913
Canyon Services Group, Inc.	10,200	100,788
Capital Power Corp.	12,162	269,716
Capstone Infrastructure Corp.	10,639	45,393
Capstone Mining Corp. (I)	53,400	121,169
Cardero Resource Corp. (I)	7,700	2,203
Carpathian Gold, Inc. (I)	20,000	5,624
Cascades, Inc.	12,518	53,410
Cathedral Energy Services, Ltd.	6,400	31,279
CCL Industries, Inc.	4,178	235,953
Celestica, Inc. (I)	41,304	337,241
Celtic Exploration, Ltd. (I)	10,392	272,686
Centerra Gold, Inc.	15,936	103,536
Cequence Energy, Ltd. (I)	7,892	11,250
China Gold
International Resources Corp., Ltd. (I)	34,900	105,250
Chinook Energy, Inc. (I)	4,791	5,110
Churchill Corp.	3,100	22,846
Cineplex, Inc.	10,770	355,397
Claude Resources, Inc. (I)	21,200	8,429
Cline Mining Corp. (I)	9,200	1,071
CML Healthcare, Inc.	16,261	115,581
Coastal Contacts, Inc. (I)	3,111	15,446
Cogeco Cable, Inc.	2,852	118,533

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cogeco, Inc.	800	$30,728
Colabor Group, Inc.	3,600	26,810
Colossus Minerals, Inc. (I)	7,150	19,968
COM DEV International, Ltd. (I)	15,400	54,059
Computer Modelling Group, Ltd.	4,800	102,307
Connacher Oil and Gas, Ltd. (I)	57,057	8,299
Constellation Software, Inc.	1,700	199,368
Contrans Group, Inc., Class A	5,360	54,575
Copper Mountain Mining Corp. (I)	16,975	53,003
Corby Distilleries, Ltd.	3,522	65,232
Corridor Resources, Inc. (I)	11,000	7,680
Corus Entertainment, Inc.	19,590	482,888
Cott Corp.	8,000	76,400
Cott Corp. (U.S. Exchange)	9,183	87,801
Crew Energy, Inc. (I)	13,073	81,766
Crocotta Energy, Inc. (I)	6,200	17,014
Davis & Henderson Corp.	8,651	181,535
Deethree Exploration, Ltd. (I)	12,500	78,788
Delphi Energy Corp. (I)	14,748	15,159
Denison Mines Corp. (I)	61,899	79,231
DHX Media, Ltd.	3,700	9,508
DirectCash Payments, Inc.	600	14,167
Dorel Industries, Inc., Class B	5,474	195,551
DragonWave, Inc. (I)	7,498	18,205
Duluth Metals, Ltd. (I)	17,000	31,816
Dundee Precious Metals, Inc. (I)	19,524	149,566
E-L Financial Corp., Ltd.	74	36,525
Eastern Platinum, Ltd. (I)	112,023	21,183
Easyhome, Ltd.	700	6,618
Eco Oro Minerals Corp. (I)	4,600	5,085
Enbridge Income Fund Holdings, Inc.	6,746	164,717
Endeavour Silver Corp. (I)	6,200	36,013
Endeavour Silver Corp. (U.S. Exchange) (I)	1,400	8,078
Enerflex, Ltd.	12,443	151,910
Energy Fuels, Inc. (I)	68,461	10,290
Enghouse Systems, Ltd.	3,500	64,485
Ensign Energy Services, Inc.	19,322	321,143
Entree Gold, Inc. (I)	7,500	2,982
Epsilon Energy, Ltd. (I)	5,500	20,800
Equal Energy, Ltd.	729	2,361
Equal Energy, Ltd. (U.S. Exchange)	2,743	8,915
Equitable Group, Inc.	1,700	59,758
Essential Energy Services, Ltd.	23,970	48,347
Evertz Technologies, Ltd.	4,539	70,643
Excellon Resources, Inc. (I)	21,600	9,740
Exchange Income Corp.	1,066	29,522
Exco Technologies, Ltd.	3,370	18,627
Exeter Resource Corp. (I)	7,379	8,658
EXFO, Inc. (I)	1,300	7,332
EXFO, Inc. (U.S. Exchange) (I)	3,212	17,691
Extendicare, Inc.	3,200	24,979
Firm Capital Mortgage Investment Corp.	1,400	18,572
First Majestic Silver Corp (I)	18,800	304,264
First National Financial Corp.	600	10,159
FirstService Corp. (I)	5,680	180,548
Forsys Metals Corp. (I)	15,300	10,682
Fortress Paper, Ltd. (I)	1,804	15,097
Fortuna Silver Mines, Inc. (I)	25,360	98,366
Fortune Minerals, Ltd. (I)	3,334	1,520
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	2,300	29,050
Genesis Land Development Corp. (I)	100	318
Genivar, Inc.	5,678	128,729

The accompanying notes are an integral part of the financial statements.
97

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Genworth MI Canada, Inc.	6,180	$151,436
Glacier Media, Inc.	8,800	15,957
Glentel, Inc.	2,200	41,195
Gluskin Sheff & Associates, Inc.	3,152	52,358
GLV, Inc., Class A (I)	1,851	4,290
GMP Capital, Inc.	12,248	81,713
Gran Tierra Energy, Inc. (I)	43,203	260,161
Great Canadian Gaming Corp. (I)	10,550	92,175
Great Panther Silver, Ltd. (I)	19,650	23,434
Guardian Capital Group, Ltd.	200	2,618
Guyana Goldfields, Inc. (I)	15,200	47,313
Hanfeng Evergreen, Inc. (I)	3,700	7,929
Harry Winston Diamond Corp. (I)	13,220	206,907
Hemisphere GPS, Inc. (I)	10,400	8,270
Heroux-Devtek, Inc.	3,900	32,902
High Liner Foods, Inc.	900	30,100
HND Group, Inc.	300	6,865
Home Capital Group, Inc.	5,312	295,360
Horizon North Logistics, Inc.	9,433	53,602
HudBay Minerals, Inc.	29,592	284,370
IBI Group, Inc.	3,700	26,012
IMAX Corp. (I)	5,565	143,273
IMAX Corp. (U.S. Exchange) (I)	1,800	46,260
Imperial Metals Corp. (I)	5,200	70,191
Imris, Inc. (I)	3,000	11,927
Innergex Renewable Energy, Inc.	11,477	116,857
International Forest Products, Ltd. (I)	9,926	89,033
International Tower Hill Mines, Ltd. (I)	4,097	6,794
Intertape Polymer Group, Inc.	9,400	84,497
Ivanhoe Energy, Inc. (I)	32,400	21,050
Just Energy Group, Inc.	29,100	218,691
K-Bro Linen, Inc.	1,239	37,966
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	50,972
Keegan Resources, Inc. (I)	3,731	11,650
Killam Properties, Inc.	9,449	118,198
Kimber Resources, Inc. (I)	1,750	433
Kingsway Financial Services, Inc. (I)	2,175	9,132
Kirkland Lake Gold, Inc. (I)	11,309	67,114
Labrador Iron Mines Holdings, Ltd. (I)	2,897	1,966
Lake Shore Gold Corp. (I)	49,733	27,971
Laramide Resources, Ltd. (I)	11,400	9,728
Laurentian Bank of Canada	6,628	289,993
Le Chateau, Inc. (I)	2,400	7,354
Legacy Oil & Gas, Inc. (I)	26,752	166,025
Leisureworld Senior Care Corp.	4,733	59,297
Leon’s Furniture, Ltd.	7,809	91,247
Linamar Corp.	12,009	299,861
Liquor Stores N.A., Ltd.	3,594	65,276
Long Run Exploration, Ltd. (I)	16,529	66,196
MacDonald Dettwiler & Associates, Ltd.	5,148	355,680
Mainstreet Equity Corp. (I)	1,100	36,672
Major Drilling Group International	12,132	107,644
Manitoba Telecom Services, Inc.	2,200	68,821
Maple Leaf Foods, Inc.	17,429	222,415
Martinrea International, Inc. (I)	13,518	116,664
Maxim Power Corp. (I)	6,300	17,044
MBAC Fertilizer Corp. (I)	2,900	8,633
Mediagrif Interactive Technologies, Inc.	600	11,200
Medical Facilities Corp.	475	6,817
Mega Brands Inc. (I)	807	9,226
Mega Uranium, Ltd. (I)	26,600	2,708
Melcor Developments, Ltd.	400	7,312

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Mercator Minerals, Ltd. (I)	13,175	$5,110
Migao Corp.	3,400	3,989
Minera Andes Acquisition Corp. (I)	10,147	24,550
Mood Media Corp. (I)	12,087	21,683
Morneau Shepell, Inc.	6,655	87,572
Mullen Group, Ltd.	14,066	298,847
Nautilus Minerals, Inc. (I)	20,040	7,967
Nevada Copper Corp. (I)	6,158	22,512
Nevsun Resources, Ltd.	15,553	56,858
New Flyer Industries, Inc.	2,300	22,972
New Millennium Iron Corp. (I)	2,000	2,133
Newalta, Inc.	7,053	101,905
NGEx Resources, Inc. (I)	12,011	34,941
Niko Resources, Ltd.	1,600	10,504
Norbord, Inc. (I)	4,423	138,148
Nordion, Inc.	15,568	109,448
North American Energy Partners, Inc. (I)	1,632	7,106
North American Palladium, Ltd. (I)	33,350	49,309
Northern Dynasty Minerals, Ltd. (I)	6,576	20,788
Northland Power, Inc.	9,894	179,315
NuVista Energy, Ltd. (I)	20,802	114,575
Oncolytics Biotech, Inc. (I)	3,800	13,892
Orvana Minerals Corp. (I)	9,998	9,986
Osisko Mining Corp. (I)	3,116	18,039
Pace Oil And Gas, Ltd. (I)	5,158	14,455
Paladin Labs, Inc. (I)	1,923	91,372
Paramount Resources, Ltd. (I)	4,155	152,864
Parex Resources, Inc. (I)	18,755	92,388
Parkland Fuel Corp.	10,000	169,988
Pason Systems, Inc.	11,095	174,615
Perpetual Energy, Inc. (I)	12,832	10,701
Petaquilla Minerals, Ltd. (I)	10,038	4,575
PetroBakken Energy, Ltd.	35,420	292,634
Petrobank Energy & Resources, Ltd. (I)	20,469	15,482
Petrominerales, Ltd.	10,009	83,469
PHX Energy Services Corp.	3,556	31,517
Pilot Gold, Inc. (I)	4,070	7,262
Pine Cliff Energy, Ltd. (I)	8,664	6,805
Platino Energy Corp. (I)	2,800	3,747
Platinum Group Metals, Ltd. (I)	11,200	15,748
Points International, Ltd. (I)	3,410	42,987
Polymet Mining Corp. (I)	13,500	15,447
Precision Drilling Corp.	33,948	283,106
Premium Brands Holdings Corp.	3,245	56,797
Primero Mining Corp. (I)	14,200	78,074
Pulse Seismic, Inc.	10,627	31,636
QLT, Inc. (I)	8,200	65,520
Quebecor, Inc.	7,318	313,725
Questerre Energy Corp. (I)	26,400	19,968
Reitmans Canada, Ltd.	1,503	16,032
Reitmans Canada, Ltd., Class A	8,651	93,368
Resverlogix Corp. (I)	5,300	13,003
Richelieu Hardware, Ltd.	2,800	106,162
Richmont Mines, Inc. (I)	3,200	8,409
RMP Energy, Inc. (I)	14,017	47,573
Rock Energy, Inc. (I)	373	474
Rocky Mountain Dealerships, Inc.	2,200	26,133
Rogers Sugar, Inc.	16,854	104,434
RONA, Inc.	22,830	247,948
RS Technologies, Inc. (I)	184	46
Rubicon Minerals Corp. (I)	21,100	46,036
Russel Metals, Inc.	11,737	325,051
Sabina Gold & Silver Corp. (I)	8,968	15,827

The accompanying notes are an integral part of the financial statements.
98

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
San Gold Corp. (I)	20,836	$5,758
Sandvine Corp. (I)	25,100	45,758
Santonia Energy, Inc. (I)	13,600	16,617
Savanna Energy Services Corp.	17,156	119,780
Scorpio Mining Corp. (I)	24,416	17,520
Secure Energy Services, Inc. (I)	9,534	96,889
SEMAFO, Inc.	47,507	130,831
ShawCor, Ltd., Class A	5,310	204,882
Sherritt International Corp.	66,242	341,086
Shore Gold, Inc. (I)	400	81
Sierra Wireless, Inc. (I)	3,750	42,182
Sierra Wireless, Inc. (U.S. Exchange) (I)	2,900	32,741
Silver Standard Resources, Inc. (I)	12,191	125,309
Smart Technologies, Inc. (I)	500	747
Softchoice Corp.	2,700	40,582
Southern Pacific Resource Corp. (I)	72,856	72,768
SouthGobi Energy Resources, Ltd. (I)	4,080	8,467
Sprott Resource Corp.	16,868	69,844
Sprott Resource Lending Corp.	18,000	25,309
Sprott, Inc.	8,575	31,182
St Andrew Goldfields, Ltd. (I)	15,500	6,764
Stantec, Inc.	8,568	354,518
Stella-Jones, Inc.	900	70,909
Stornoway Diamond Corp. (I)	2,566	1,916
Strad Energy Services, Ltd.	2,000	5,857
Student Transportation of America, Ltd.	13,910	89,968
SunOpta, Inc. (I)	6,171	42,726
SunOpta, Inc. (U.S. Exchange) (I)	2,100	14,574
Superior Plus Corp.	18,200	202,428
Surge Energy, Inc. (I)	8,269	25,258
Taseko Mines, Ltd. (I)	25,090	71,313
Tembec, Inc. (I)	9,630	28,108
Teranga Gold Corp. (I)	17,598	23,891
Teranga Gold Corp., ADR (I)	3,505	5,020
The Brick, Ltd.	10,200	52,817
The Cash Store Financial Services, Inc.	1,710	4,742
The Descartes Systems Group, Inc. (I)	9,100	82,948
The North West Company, Inc.	7,237	164,916
Theratechnologies, Inc. (I)	6,398	2,668
Timmins Gold Corp. (I)	24,522	53,740
TORC Oil & Gas, Ltd. (I)	5,900	9,955
Toromont Industries, Ltd.	13,743	306,910
Torstar Corp.	8,400	63,616
Total Energy Services, Inc.	4,702	64,745
Transcontinental, Inc., Class A	13,416	163,008
TransForce, Inc.	13,566	290,723
TransGlobe Energy Corp. (I)	13,657	107,534
Transition Therapeutics, Inc. (I)	3,200	6,827
Trican Well Service, Ltd.	23,544	303,418
Trinidad Drilling, Ltd.	19,700	134,485
Tuscany International Drilling, Inc. (I)	500	97
Twin Butte Energy, Ltd.	40,775	87,777
UEX Corp. (I)	14,600	8,353
Uni-Select, Inc.	2,300	47,952
Valener, Inc.	4,426	69,829
Vecima Networks, Inc.	2,921	15,437
Vicwest, Inc.	2,963	39,507
Virginia Mines, Inc. (I)	3,063	28,870
Vitran Corp., Inc. (I)	300	1,833
Wajax Corp.	3,023	125,317
Wesdome Gold Mines, Ltd. (I)	11,600	8,774
West Fraser Timber Company, Ltd.	6,481	534,192
Western Forest Products, Inc. (I)	4,500	5,455

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Westport Innovations, Inc. (I)	2,300	$66,562
Whistler Blackcomb Holdings, Inc.	1,300	16,791
Whitecap Resources, Inc.	23,630	202,330
Wi-LAN, Inc.	25,200	108,253
Winpak, Ltd.	6,500	113,455
Xceed Mortgage Corp. (I)	400	640
Xtreme Drilling and Coil Services Corp. (I)	6,548	11,429
Zargon Oil & Gas, Ltd.	4,375	30,673

		26,494,209
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	20,900	33,237
China - 0.1%
Aupu Group Holding Company, Ltd.	108,000	9,331
Bund Center Investment, Ltd.	222,000	38,483
Delong Holdings, Ltd. (I)	45,500	21,786
HanKore Environment Tech Group, Ltd. (I)	84,000	3,569
Sound Global, Ltd.	79,000	41,475
SunVic Chemical Holdings, Ltd. (I)	41,000	14,277

		128,921
Colombia - 0.0%
Pacific Rubiales Energy Corp.	987	24,167
Cyprus - 0.1%
Bank of Cyprus PLC (I)	157,222	47,596
Deep Sea Supply PLC (I)	19,635	35,573
ProSafe SE	26,162	262,341
Songa Offshore SE (I)	31,458	30,322

		375,832
Denmark - 1.3%
ALK-Abello A/S	1,260	90,226
Alm Brand A/S (I)	15,297	47,935
Ambu A/S	884	27,540
Auriga Industries (I)	2,834	55,044
Bang & Olufsen A/S (I)	7,164	82,147
Bavarian Nordic A/S (I)	6,753	60,344
BoConcept Holding A/S	75	1,360
Brodrene Hartmann A/S	800	16,250
D/S Norden A/S	4,965	157,814
DFDS A/S	608	32,353
East Asiatic Company, Ltd. A/S	2,528	42,283
Fluegger A/S	225	13,552
Genmab A/S (I)	7,096	127,620
GN Store Nord A/S	32,250	576,311
Gronlandsbanken	20	2,343
Harboes Bryggeri A/S	441	6,568
IC Companys A/S	3,014	67,422
Jeudan A/S	492	39,801
Jyske Bank A/S (I)	6,190	205,493
Newcap Holding A/S (I)	9,300	729
NKT Holding A/S	5,356	215,514
Nordjyske Bank A/S	1,190	16,886
Ostjydsk Bank A/S (I)	60	1,282
Pandora A/S	10,314	275,171
Parken Sport & Entertainment A/S (I)	864	10,072
PER Aarsleff A/S	420	36,506
Ringkjoebing Landbobank A/S	602	89,594
Rockwool International A/S	1,006	124,759
Royal Unibrew A/S	1,841	169,866
Schouw & Company A/S	3,116	92,238
SimCorp A/S	839	215,461
Solar Holdings A/S	1,111	49,585
Spar Nord Bank A/S (I)	16,304	84,778

The accompanying notes are an integral part of the financial statements.
99

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Sydbank A/S (I)	14,445	$293,118
TK Development A/S (I)	3,786	7,683
Topdanmark A/S (I)	1,148	264,096
Vestjysk Bank A/S (I)	3,265	5,146
Zealand Pharma A/S (I)	2,138	29,330

		3,634,220
Faeroe Islands - 0.0%
Bakkafrost P/F	2,849	36,242
Finland - 2.5%
Ahlstrom OYJ	2,379	42,482
Alma Media OYJ	10,711	59,024
Amer Sports OYJ	26,126	432,079
Aspo OYJ	3,465	29,037
Atria PLC	1,229	10,936
BasWare OYJ	1,318	35,816
Biotie Therapies OYJ (I)	35,851	19,159
Cargotec Corp. OYJ	5,686	175,421
Citycon OYJ	46,948	152,633
Cramo OYJ	3,712	53,902
Digia PLC	2,622	10,336
Elektrobit Corp. (I)	9,773	10,613
F-Secure OYJ	10,255	22,184
Finnair OYJ (I)	8,025	31,616
Finnlines OYJ (I)	2,378	23,253
Fiskars Corp.	7,971	195,344
HKScan OYJ	5,218	26,182
Huhtamaki OYJ	21,320	411,722
Ilkka-Yhtyma OYJ	2,083	10,567
Kemira OYJ	24,364	356,323
Kesko OYJ, A Shares	163	5,372
Kesko OYJ, B Shares	2,084	65,123
Konecranes OYJ	11,874	433,180
Lannen Tehtaat OYJ	930	18,809
Lassila & Tikanoja OYJ	6,239	101,187
Lemminkainen OYJ	993	21,471
Metsa Board OYJ (I)	52,052	161,586
Neste Oil OYJ	7,272	108,961
Okmetic OYJ	2,212	13,093
Olvi OYJ	2,833	78,303
Oriola-KD OYJ	26,387	80,830
Orion OYJ	16,341	482,547
Orion OYJ, Series A	6,771	201,533
Outokumpu OYJ (I)	144,436	125,900
Outotec OYJ	10,745	703,758
PKC Group OYJ	3,462	74,414
Ponsse OYJ	1,465	12,207
Poyry OYJ (I)	6,417	34,332
Raisio OYJ	29,792	124,458
Ramirent OYJ	16,716	176,603
Rapala VMC OYJ	617	3,948
Rautaruukki OYJ	20,526	136,182
Ruukki Group OYJ (I)	20,289	11,898
Sanoma OYJ	14,882	151,126
Scanfil PLC (I)	3,082	3,461
Sievi Capital PLC	3,082	4,226
Stockmann OYJ ABP, Series A	1,949	37,123
Stockmann OYJ ABP, Series B	7,056	126,254
Stonesoft OYJ (I)	863	2,626
Talvivaara Mining Company PLC (I)	12,937	17,825
Technopolis PLC	17,450	92,751
Teleste OYJ	1,377	7,126
Tieto OYJ	14,590	339,039

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Tikkurila OYJ	8,406	$175,870
Uponor OYJ	13,427	187,606
Vacon PLC	1,852	120,506
Vaisala OYJ	1,483	39,183
YIT OYJ	24,694	550,685

		7,139,731
France - 3.6%
ABC Arbitrage	1,775	12,812
Air France KLM (I)	30,400	322,394
Akka Technologies SA	583	16,099
Ales Groupe SA	435	6,826
Altamir Amboise	3,756	39,963
Alten SA	4,074	162,469
Altran Technologies SA (I)	25,725	198,240
April Group SA	3,673	66,655
Archos SA (I)	3,176	11,790
Artprice.com (I)	430	14,553
Assystem SA	2,640	56,437
Atari SA (I)	3,415	3,834
AtoS	120	8,915
Audika Groupe	166	2,033
Avanquest Software SA (I)	1,218	2,761
Axway Software SA	728	15,550
Beneteau SA (I)	7,288	76,106
Bigben Interactive (I)	107	1,056
Bioalliance Pharma SA (I)	2,414	14,618
Boiron SA	1,050	50,892
Bonduelle SCA	883	91,578
Bongrain SA	851	55,434
Bourbon SA	8,564	233,129
Boursorama (I)	2,475	19,272
Bull SA (I)	19,925	84,944
Catering International Services	256	9,237
Cegedim SA (I)	484	13,477
Cegid SA	674	13,681
Cie des Alpes	464	9,984
Ciments Francais SA	790	46,088
Club Mediterranee SA (I)	4,985	90,357
Compagnie Plastic Omnium SA	3,896	164,652
Derichebourg SA	21,703	94,820
Devoteam SA	1,307	17,327
Eiffage SA	6,420	282,961
Electricite de Strasbourg SA	142	17,518
Esso SAF	513	36,828
Etablissements Maurel et Prom SA	16,268	296,601
Euler Hermes SA	1,076	94,200
Euro Disney SCA (I)	3,416	21,766
Exel Industries SA	185	10,551
Faiveley Transport	1,347	90,854
Faurecia	8,317	148,510
Financiere Marc de Lacharriere SA	1,403	71,421
Fleury Michon SA	344	18,067
GameLoft SA (I)	14,002	94,150
Gaumont SA	489	26,102
GEA	126	13,325
GFI Informatique SA	7,037	29,847
GL Events SA	1,662	38,112
Groupe Partouche SA (I)	293	370
Groupe Steria SA	6,622	108,419
Guerbet SA	180	32,525
Haulotte Group SA (I)	2,614	24,073
Havas SA	74,604	469,828
Hi-Media SA (I)	4,726	11,913

The accompanying notes are an integral part of the financial statements.
100

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Ingenico SA	3,800	$229,569
Interparfums SA	1,083	34,604
Ipsen SA	5,166	178,593
IPSOS	6,306	247,068
Jacquet Metal Service	1,667	20,676
Korian	2,180	42,237
Laurent-Perrier SA	543	47,863
Lectra SA	780	5,482
LISI SA	851	79,906
Maisons France Confort SA	510	18,348
Manitou BF SA	1,754	31,489
Manutan International	908	42,020
Marseill Tunnel Prado-Carena	219	7,976
Maurel & Prom Nigeria (I)	10,464	44,868
Medica SA	7,841	144,243
Mersen	3,068	85,639
Metropole Television SA	11,511	188,865
Montupet SA	553	7,200
Naturex	1,046	83,275
Neopost SA	6,003	346,113
Nexans SA	4,933	246,136
Nexity SA	5,974	202,909
NextRadioTV	546	9,695
NicOx SA (I)	14,863	60,394
Norbert Dentressangle SA	856	72,069
NRJ Group	2,509	19,662
Oeneo	4,694	16,364
Orpea SA	4,905	206,410
PagesJaunes Groupe (I)	24,112	64,200
Parrot SA (I)	1,686	57,029
Peugeot SA (I)	2,348	17,714
Pierre & Vacances SA	562	10,417
Rallye SA	5,289	192,238
Recylex SA (I)	2,379	10,914
Remy Cointreau SA	919	116,101
Robertet SA (I)	258	46,160
Rubis SA	5,788	397,033
Sa des Ciments Vicat-Vicat	2,337	137,000
Saft Groupe SA	5,881	159,403
Samse SA	285	23,437
Sartorius Stedim Biotech	544	72,299
Seche Environnement SA	510	22,083
Sechilienne-Sidec SA	3,678	71,114
Sequana SA (I)	920	9,457
Societe d’Edition de Canal Plus	11,011	74,147
Societe Industrielle
d’Aviations Latecoere SA (I)	1,172	13,536
Societe Internationale de
Plantations d’Heveas SA	288	27,179
Societe Television Francaise 1	25,703	288,565
SOITEC (I)	15,512	56,006
Somfy SA	383	80,089
Sopra Group SA	785	65,946
St. Dupont SA (I)	16,508	7,761
Stallergenes SA	507	32,651
STEF	954	49,856
Store Electronic	124	1,748
Sword Group	1,218	21,300
Synergie SA	2,038	23,311
Technicolor SA (I)	31,720	109,792
Teleperformance SA	10,974	451,767
Tessi SA	258	26,056
Theolia SA (I)	10,701	20,064

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Thermador Groupe	397	$32,285
Touax SA	265	6,406
Toupargel Groupe SA	921	5,855
Transgene SA (I)	2,666	29,946
Trigano SA (I)	2,853	41,754
UBISOFT Entertainment SA (I)	22,815	249,944
Union Financiere de France Banque SA	577	12,804
Vetoquinol SA	456	15,775
Viel & Compagnie SA	6,515	20,914
Vilmorin & Compagnie SA	953	120,143
Virbac SA	755	162,547
Vivalis SA (I)	1,193	9,347
VM Materiaux SA	539	11,396
Vranken-Pommery Monopole Group SA	407	11,951

		10,173,037
Gabon - 0.0%
Total Gabon SA	128	68,859
Germany - 4.9%
Aareal Bank AG (I)	11,583	267,383
ADVA Optical Networking SE (I)	8,262	46,253
Air Berlin PLC (I)	2,101	6,359
Aixtron AG, ADR	3,360	44,386
Aixtron SE NA	14,321	190,825
Allgeier SE	151	2,219
Amadeus Fire AG	1,170	58,505
Asian Bamboo AG	1,058	7,009
Aurubis AG	8,222	576,884
Baader Bank AG	4,114	11,510
Balda AG	3,880	22,327
Bauer AG	1,844	52,990
BayWa AG	1,321	66,385
Bechtle AG	3,828	187,126
Bertrandt AG	1,134	125,667
Bijou Brigitte AG	346	34,309
Bilfinger Berger SE	68	7,139
Biotest AG	323	23,904
Boewe Systec AG (I)	126	15
Borussia Dortmund GmbH & Company KGaA	9,915	40,105
Cancom AG	1,911	38,824
Carl Zeiss Meditec AG	6,089	190,659
Celesio AG	6,921	125,139
CENIT AG	2,140	22,067
CENTROTEC Sustainable AG	2,359	46,198
Cewe Color Holding AG	858	34,074
Comdirect Bank AG	5,210	55,128
CompuGroup Medical AG	2,859	64,026
Conergy AG (I)	7,464	3,849
Constantin Medien AG (I)	7,438	16,785
CropEnergies AG	2,917	22,343
CTS Eventim AG	4,009	136,768
Curanum AG (I)	5,279	17,106
DAB Bank AG	3,886	19,740
Data Modul AG	635	14,248
Delticom AG	593	31,625
Deufol SE	4,397	5,054
Deutsche Beteiligungs AG	222	6,022
Deutsche Wohnen AG	30,932	568,149
Deutz AG (I)	13,332	76,690
Dialog Semiconductor PLC (I)	10,202	188,835
Draegerwerk AG & Company KGaA	195	20,407
Drillisch AG	9,658	156,431
Duerr AG	2,028	222,439

The accompanying notes are an integral part of the financial statements.
101

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
DVB Bank AG	110	$3,518
Eckert & Ziegler AG	563	19,479
Elmos Semiconductor AG	900	9,461
ElringKlinger AG	5,697	205,373
Euromicron AG	1,373	32,074
Evotec AG (I)	25,197	88,521
First Sensor AG (I)	680	6,744
Freenet AG	21,607	482,692
Fuchs Petrolub AG	2,533	180,187
Gerresheimer AG	5,878	338,632
Gerry Weber International AG	4,364	197,375
Gesco AG	646	69,834
GFK AG	2,922	163,016
GFT Technologies AG	2,486	10,959
Gigaset AG (I)	4,683	6,498
Gildemeister AG	12,388	307,048
Grammer AG	3,232	96,870
Grenkeleasing AG	1,123	83,455
H&R AG	1,666	26,405
Hamburger Hafen und Logistik AG	3,571	84,444
Hawesko Holding AG	1,017	57,628
Heidelberger Druckmaschinen AG (I)	27,642	78,449
Homag Group AG (I)	1,100	18,624
Indus Holding AG	3,394	105,482
Init Innovation In Traffic Systems AG	1,078	34,925
Interseroh AG	362	29,707
Intershop Communications AG (I)	2,654	6,321
Isra Vision AG	220	9,111
IVG Immobilien AG (I)	15,879	47,635
Jenoptik AG	11,507	115,489
Joyou AG (I)	308	3,801
Kloeckner & Company SE (I)	16,165	238,459
Koenig & Bauer AG (I)	1,346	27,378
Kontron AG	10,694	63,075
Krones AG	2,680	174,477
KSB AG	73	45,891
KUKA AG (I)	5,924	265,502
KWS Saat AG	430	164,557
Leoni AG	7,370	332,266
LPKF Laser & Electronics AG	2,042	48,084
Manz AG (I)	222	8,057
MasterFlex AG (I)	414	2,756
Mediclin AG (I)	8,179	42,499
Medigene AG (I)	3,374	4,410
MLP AG	9,858	82,220
Mobotix AG	402	8,868
Mologen AG (I)	1,266	22,773
Morphosys AG (I)	4,205	162,928
Muehlbauer Holding AG & Company KGaA	397	11,335
MVV Energie AG	1,622	56,715
Nemetschek AG	1,050	59,334
Nordex AG (I)	6,023	31,453
Norma Group	3,437	119,587
OHB AG	1,109	23,577
Patrizia Immobilien AG (I)	2,339	19,909
Pfeiffer Vacuum Technology AG	2,130	241,875
Plambeck Neue Energien AG	7,308	26,606
Praktiker AG (I)	13,062	25,564
PSI AG	629	13,326
PVA TePla AG	1,400	4,193
QSC AG	20,011	69,105
R Stahl AG	574	21,614
Rational AG	592	196,049

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Rheinmetall AG	9,128	$501,201
Rhoen-Klinikum AG	20,251	430,494
SAF-Holland SA (I)	8,156	63,461
Schaltbau Holding AG	669	30,010
Sedo Holding AG (I)	2,148	6,823
SGL Carbon SE	2,156	91,451
SHB Stuttgarter Finanz & Beteiligungs AG	951	20,114
Singulus Technologies AG (I)	8,505	15,881
Sixt AG	4,123	88,881
SKW Stahl-Metallurgie Holding AG	1,547	26,822
Sky Deutschland AG (I)	71,430	457,123
SMA Solar Technology AG	721	20,829
SMT Scharf AG	554	17,565
Software AG	8,708	343,369
Solarworld AG	13,581	21,555
Stada Arzneimittel AG	12,565	491,147
STRATEC Biomedical AG	626	31,477
Stroer Out-of-Home Media AG (I)	1,485	16,445
Suss Microtec AG (I)	4,892	55,042
TAG Immobilien AG	28,673	339,385
Takkt AG	4,149	63,711
Technotrans AG (I)	258	2,998
Tipp24 SE (I)	845	48,463
Tom Tailor Holding AG	2,650	59,871
Tomorrow Focus AG	802	4,289
TUI AG (I)	26,308	263,180
Verbio AG (I)	860	1,604
Vossloh AG	1,573	165,212
VTG AG	971	18,401
Wacker Neuson SE	3,641	53,713
Washtec AG (I)	1,640	23,119
Wincor Nixdorf AG	4,939	250,298
Wire Card AG	19,162	503,683
Wuerttembergische Lebensversicherung AG	576	11,610
Xing AG	764	42,257

		13,969,589
Gibraltar - 0.1%
888 Holdings PLC	27,230	62,907
Bwin.Party Digital Entertainment PLC (I)	93,529	210,057

		272,964
Greece - 0.8%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	1,810	97
Anek Lines SA (I)	14,015	2,617
Athens Water Supply and Sewage Company SA	3,582	28,207
Bank of Greece SA	2,764	57,111
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	9,646
Ellaktor SA (I)	24,344	64,232
Euromedica SA (I)	681	459
Folli Follie Group (I)	4,652	80,442
Fourlis Holdings SA (I)	4,529	13,598
Frigoglass SA (I)	4,334	31,298
GEK Terna Holding Real
Estate Construction SA (I)	7,981	22,434
Halcor SA (I)	11,405	14,126
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	12,107	79,687
Hellenic Petroleum SA	13,225	146,267
Hellenic
Telecommunications Organization SA (I)	30,102	246,061
Iaso SA (I)	5,049	9,455

The accompanying notes are an integral part of the financial statements.
102

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Intracom Holdings SA (I)	28,550	$21,669
Intralot SA-Integrated Lottery Systems
& Services	15,750	47,299
J&P-Avax SA (I)	7,584	13,816
JUMBO SA	12,865	122,244
Marfin Investment Group SA (I)	74,177	41,527
Metka SA	3,626	57,644
Motor Oil Hellas Corinth Refineries SA	10,921	126,775
Mytilineos Holdings SA (I)	15,661	103,870
National Bank of Greece SA (I)	90,387	115,840
OPAP SA	25,523	216,725
Piraeus Bank SA (I)	166,005	57,906
Piraeus Port Authority SA	881	21,880
Public Power Corp. SA (I)	13,908	137,146
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	9,154
Teletypos SA Mega Channel (I)	4,590	2,715
Terna Energy SA	4,035	16,966
Thessaloniki Port Authority SA	488	14,664
Titan Cement Company SA (I)	10,568	203,119
TT Hellenic Postbank SA (I)	20,725	4,546
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	18,237	107,964

		2,249,206
Guernsey, Channel Islands - 0.0%
Tethys Petroleum, Ltd. (I)	10,200	8,111
Hong Kong - 2.8%
Alco Holdings, Ltd.	54,000	11,490
Allied Group, Ltd.	18,000	56,568
Allied Properties HK, Ltd.	726,000	113,957
Apac Resources, Ltd. (I)	720,000	19,837
Asia Financial Holdings, Ltd.	66,000	31,416
Asia Satellite Telecom Holdings Company, Ltd.	26,220	78,305
Asia Standard International Group	162,000	33,394
Associated International Hotels, Ltd.	26,000	75,262
Bonjour Holdings, Ltd.	272,000	38,157
Brightoil Petroleum Holdings Ltd (I)	322,000	59,030
Brockman Mining, Ltd. (I)	855,430	58,456
Burwill Holdings Ltd. (I)	464,000	8,029
Cafe de Coral Holdings, Ltd.	34,000	101,155
Century City International Holdings, Ltd.	164,000	12,679
Champion Technology Holdings, Ltd.	489,743	8,383
Chen Hsong Holdings, Ltd.	40,000	13,237
Chevalier International Holdings, Ltd.	24,000	36,813
China Daye Non-
Ferrous Metals Mining, Ltd. (I)	338,000	12,186
China Energy Development Holdings, Ltd. (I)	658,000	11,433
China Metal International Holdings, Inc.	58,000	11,814
China Nuclear Industry
23 International Corp., Ltd. (I)	6,000	1,483
China Public Procurement, Ltd. (I)	312,000	0
China Resources and
Transportation Group, Ltd. (I)	1,100,000	43,297
China Solar Energy Holdings, Ltd. (I)	1,270,000	4,582
China Strategic Holdings, Ltd. (I)	610,000	12,808
China Ting Group Holdings, Ltd.	124,000	7,355
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,140
China WindPower Group, Ltd.	560,000	23,531
Chong Hing Bank, Ltd.	29,000	59,535
Chow Sang Sang Holdings International, Ltd.	41,000	111,214
Chu Kong Shipping Enterprise
Group Company, Ltd.	22,000	4,342

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Chuang’s Consortium International, Ltd. (I)	164,021	$23,431
Citic Telecom International Holdings, Ltd.	219,000	81,354
City Telecom HK, Ltd.	31,000	10,687
CK Life Sciences International Holdings, Inc.	532,000	56,861
Convenience Retail Asia, Ltd.	4,000	2,788
CP Lotus Corp. (I)	280,000	8,472
Cross-Harbour Holdings, Ltd.	22,000	18,521
CSI Properties, Ltd	306,333	14,029
CST Mining Group, Ltd. (I)	2,383,040	37,852
Culture Landmark Investment, Ltd. (I)	41,400	4,320
Culturecom Holdings, Ltd. (I)	100,000	20,511
Dah Sing Banking Group, Ltd.	76,800	95,437
Dah Sing Financial Holdings, Ltd.	28,000	150,589
Dan Form Holdings Company, Ltd.	66,000	8,939
Dickson Concepts International, Ltd.	48,000	26,854
Dingyi Group Investment, Ltd. (I)	125,000	3,949
DMX Technologies Group, Ltd.	34,000	7,005
Dorsett Hospitality International, Ltd.	98,000	29,884
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	30,114
Emperor International Holdings, Ltd.	320,250	100,391
Emperor Watch & Jewellery, Ltd.	540,000	59,257
ENM Holdings, Ltd. (I)	60,000	4,017
Esprit Holdings, Ltd.	253,650	330,577
eSun Holdings, Ltd. (I)	113,000	22,703
EVA Precision Industrial Holdings, Ltd.	394,000	59,987
Fairwood, Ltd.	19,500	42,561
Far East Consortium International, Ltd.	220,439	71,540
Fortune Oil PLC	245,548	38,232
Fountain SET Holdings, Ltd. (I)	70,000	9,639
G-Resources Group, Ltd. (I)	3,123,000	178,908
Get Nice Holdings, Ltd.	764,000	35,917
Giordano International, Ltd.	249,708	251,131
Glorious Sun Enterprises, Ltd.	88,000	25,312
Goldin Properties Holdings, Ltd. (I)	89,000	52,564
Guangnan Holdings, Ltd.	108,000	13,780
Guotai Junan International Holdings, Ltd.	68,000	34,199
Haitong International Securities Group, Ltd.	36,347	19,882
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	71,444
HKR International, Ltd.	116,000	65,099
Hong Kong Aircraft
Engineering Company, Ltd.	2,400	35,576
Hong Kong Television Network, Ltd.	1,717	11,590
Hongkong Chinese, Ltd.	126,000	23,565
Hung Hing Printing Group, Ltd.	76,216	13,743
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	198,000	97,042
Hybrid Kinetic Group, Ltd. (I)	650,000	9,386
HyComm Wireless, Ltd. (I)	26,000	4,982
I.T, Ltd.	126,808	54,395
Imagi International Holdings, Ltd. (I)	591,500	8,071
IRC, Ltd. (I)	56,000	7,735
Johnson Electric Holdings, Ltd.	22,500	16,093
K Wah International Holdings, Ltd.	296,674	170,376
Keck Seng Investments, Ltd.	1,000	481
King Stone Energy Group, Ltd. (I)	120,000	8,499
Kingston Financial Group, Ltd.	754,000	57,295
Kowloon Development Company, Ltd.	77,000	111,185
Lai Sun Development (I)	2,693,333	104,252
Lee & Man Chemical Company, Ltd.	74,000	47,203
Lee’s Pharmaceutical Holdings, Ltd.	10,000	7,922
Lippo China Resources, Ltd.	666,000	19,249

The accompanying notes are an integral part of the financial statements.
103

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lippo, Ltd.	31,250	$15,088
Liu Chong Hing Investment	30,000	43,729
Lung Kee Holdings, Ltd.	48,000	19,741
Magnificent Estates	66,000	4,085
Man Wah Holdings, Ltd.	60,400	57,527
Media Chinese International, Ltd.	30,000	9,860
Melco International Development, Ltd.	186,000	295,521
Midland Holdings, Ltd.	140,000	63,414
Ming Fai International Holdings, Ltd.	41,000	4,387
Ming Fung Jewellery Group, Ltd. (I)	260,000	11,240
Miramar Hotel & Investment Company, Ltd.	8,000	11,744
Mongolia Energy Company, Ltd. (I)	130,000	6,625
Nan Nan Resources Enterprise, Ltd. (I)	94,000	8,410
National Electronic Holdings, Ltd.	40,000	5,621
Natural Beauty Bio-Technology, Ltd.	230,000	19,309
Neo-Neon Holdings, Ltd. (I)	76,500	19,065
New Times Energy Corp., Ltd. (I)	24,400	2,770
NewOcean Energy Holdings, Ltd.	196,000	114,894
Next Media, Ltd. (I)	144,000	23,352
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	19,758
Oriental Watch Holdings, Ltd.	74,000	27,720
Pacific Andes International Holdings, Ltd.	342,870	18,798
Pacific Basin Shipping, Ltd.	319,000	187,647
Pacific Textile Holdings, Ltd.	116,000	118,407
Paliburg Holdings, Ltd.	71,380	24,400
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	26,157
Pico Far East Holdings, Ltd.	204,000	64,500
PNG Resources Holdings, Ltd. (I)	88,000	3,801
Polytec Asset Holdings, Ltd.	235,000	32,149
Public Financial Holdings, Ltd.	48,000	24,768
PYI Corp., Ltd.	306,801	7,679
Regal Hotels International Holdings, Ltd.	99,200	48,381
Richfield Group Holdings, Ltd.	176,000	8,175
Rising Development Holdings (I)	104,000	7,912
SA SA International Holdings, Ltd.	180,000	191,198
SEA Holdings, Ltd.	52,000	36,519
Shenyin Wanguo HK, Ltd.	75,000	30,878
Shun Tak Holdings, Ltd.	349,250	194,220
Sing Tao News Corp., Ltd.	58,000	8,827
Singamas Container Holdings, Ltd.	300,000	85,564
Sino-Tech International Holdings, Ltd. (I)	420,000	3,845
Sinocop Resources Holdings, Ltd. (I)	160,000	12,374
SmarTone Telecommunications Holdings, Ltd.	76,500	139,813
SOCAM Development, Ltd.	74,927	90,698
Soundwill Holdings, Ltd.	2,000	5,595
Stella International Holdings, Ltd.	21,500	61,965
Stelux Holdings International, Ltd.	77,000	28,610
Sun Hung Kai & Company, Ltd.	125,318	86,817
Sun Innovation Holdings, Ltd. (I)	400,000	5,957
Superb Summit International Group, Ltd. (I)	378,000	15,589
Sustainable Forest Holdings, Ltd. (I)	30,000	244
TAI Cheung Holdings, Ltd.	82,000	68,277
Tan Chong International, Ltd.	63,000	19,821
Tao Heung Holdings, Ltd.	21,000	12,237
Techtronic Industries Company	192,500	381,607
Texwinca Holdings, Ltd.	88,000	88,707
Titan Petrochemicals Group, Ltd. (I)	600,000	19,031
Tom Group, Ltd. (I)	154,000	17,444
Tongda Group Holdings, Ltd.	660,000	46,859
Tradelink Electronic Commerce, Ltd.	138,000	25,422

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Transport International Holdings, Ltd.	43,200	$96,900
Trinity, Ltd.	150,000	85,131
TSC Offshore Group, Ltd. (I)	26,000	6,036
Tse Sui Luen Jewellery International, Ltd.	34,000	18,398
United Laboratories
International Holdings, Ltd. (I)	114,500	55,401
Value Partners Group, Ltd.	115,000	80,453
Varitronix International, Ltd.	54,000	28,886
Victory City International Holdings, Ltd.	159,265	20,156
Vitasoy International Holdings, Ltd.	162,000	188,389
VST Holdings Company, Ltd.	102,000	26,907
Wai Kee Holdings, Ltd.	72,000	16,950
Wing On Company International, Ltd.	17,000	53,615
Wing Tai Properties, Ltd.	40,000	28,437
Winteam Pharmaceutical Group, Ltd.	92,000	22,983
Xinyi Glass Holdings Company, Ltd.	278,000	186,256
YGM Trading, Ltd.	19,000	52,443

		7,990,358
Ireland - 1.5%
Aer Lingus Group PLC	25,626	41,496
Beazley PLC	108,069	332,076
C&C Group PLC	62,603	400,029
DCC PLC	13,119	461,183
FBD Holdings PLC	4,678	74,441
Glanbia PLC	15,698	181,700
Grafton Group PLC	22,961	142,704
Greencore Group PLC	79,759	118,216
Henderson Group PLC	195,003	467,445
IFG Group PLC (I)	16,014	29,227
Independent News & Media PLC (I)	30,840	1,328
Irish Continental Group PLC	659	17,239
Kenmare Resources PLC (I)	214,459	112,107
Kingspan Group PLC	26,276	304,013
Paddy Power PLC	6,497	536,928
Smurfit Kappa Group PLC	28,993	450,142
UBM PLC	42,824	503,029
United Drug PLC	31,576	136,977

		4,310,280
Isle of Man - 0.0%
Exillon Energy PLC (I)	781	1,930
Hansard Global PLC	11,952	20,104

		22,034
Israel - 0.9%
Africa Israel Investments, Ltd. (I)	16,195	40,188
Africa Israel Properties, Ltd. (I)	1,541	15,939
Airport City, Ltd. (I)	3,443	17,078
AL-ROV Israel, Ltd. (I)	722	20,205
Alrov Properties And Lodgings, Ltd. (I)	380	7,525
Amot Investments, Ltd.	5,873	15,756
Avgol Industries 1953, Ltd.	11,336	10,814
Babylon, Ltd.	5,123	28,963
Bayside Land Corp.	86	17,884
Cellcom Israel, Ltd.	6,476	47,158
Ceragon Networks, Ltd. (I)	4,174	19,494
Clal Biotechnology Industries, Ltd. (I)	5,223	14,387
Clal Industries & Investments, Ltd.	14,002	54,075
Clal Insurance Enterprise Holdings, Ltd.	3,648	58,017
Compugen, Ltd. (I)	1,310	7,129
Delek Automotive Systems, Ltd.	4,929	49,398
Delta Galil Industries, Ltd.	1,097	14,898
Elbit Systems, Ltd.	1,520	59,019

The accompanying notes are an integral part of the financial statements.
104

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Electra Israel, Ltd.	270	$27,554
Evogene, Ltd. (I)	3,550	18,833
EZchip Semiconductor, Ltd. (I)	2,348	57,020
EZchip
Semiconductor, Ltd. (U.S. Exchange) (I)	2,588	62,785
First International Bank of Israel, Ltd. (I)	5,079	71,639
Formula Systems, Ltd. (I)	1,062	19,508
Frutarom Industries, Ltd.	7,174	99,754
Gilat Satellite Networks, Ltd. (I)	2,000	11,501
Gilat Satellite Networks, Ltd.
(Frankfurt Exchange) (I)	621	3,440
Given Imaging, Ltd. (I)	2,096	33,242
Hadera Paper, Ltd. (I)	503	25,959
Harel Insurance Investments &
Financial Services, Ltd.	1,198	56,049
Industrial Buildings Corp.	11,196	16,279
Israel Discount Bank, Ltd. (I)	69,300	120,996
Ituran Location & Control, Ltd.	3,407	51,959
Jerusalem Oil Exploration (I)	1,596	34,268
Kamada, Ltd. (I)	3,846	37,046
Kardan Yazamut, Ltd. (I)	1,745	136
Matrix IT, Ltd.	5,486	25,374
Melisron, Ltd.	2,051	41,935
Mellanox Technologies, Ltd. (I)	4,348	224,230
Menorah Mivtachim Holdings, Ltd. (I)	4,526	43,852
Migdal Insurance Holdings, Ltd.	52,691	84,420
Mizrahi Tefahot Bank, Ltd. (I)	7,295	76,542
Naphtha Israel Petroleum Corp., Ltd. (I)	3,983	18,982
NICE Systems, Ltd., ADR (I)	2,318	81,849
Nitsba Holdings 1995, Ltd. (I)	5,288	48,669
Nova Measuring Instruments, Ltd. (I)	2,527	23,266
Oil Refineries, Ltd. (I)	204,443	105,949
Ormat Industries, Ltd. (I)	10,674	62,614
Osem Investments, Ltd.	5,160	88,249
Partner Communications Company, Ltd.	8,996	50,415
Paz Oil Company, Ltd. (I)	790	118,541
Phoenix Group Holdings	1,589	15,554
Plasson Industries, Ltd.	449	14,279
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	32,537
Shikun & Binui, Ltd.	35,668	73,752
Shufersal, Ltd.	16,165	52,145
Strauss Group, Ltd.	5,549	75,610
The Phoenix Holdings, Ltd. (I)	5,158	14,952
Tower Semiconductor, Ltd. (I)	3,537	24,367
Union Bank of Israel, Ltd. (I)	2,889	10,505

		2,654,483
Italy - 3.1%
A2A SpA	76,740	41,330
ACEA SpA	13,756	82,757
Acegas-APS SpA	2,167	15,550
Aedes SpA (I)	29,353	2,027
Aeroporto di Venezia Marco Polo SpA	3,465	40,666
Alerion Cleanpower SpA	3,853	19,650
Amplifon SpA	16,861	90,464
Ansaldo STS SpA	22,065	212,779
Arnoldo Mondadori Editore SpA (I)	17,499	23,047
Astaldi SpA	12,896	91,783
Autogrill SpA	19,955	254,550
Azimut Holding SpA	23,694	375,888
Banca Finnat Euramerica SpA	10,675	3,665
Banca Generali SpA	10,115	176,253
Banca IFIS SpA	5,519	47,460

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Monte dei Paschi di Siena SpA (I)	643,346	$175,981
Banca Piccolo Credito Valtellinese Scarl	57,910	79,845
Banca Popolare dell’Emilia Romagna SCRL	36,159	258,126
Banca Popolare dell’Etruria e del Lazio SpA	9,359	5,561
Banca Popolare di Milano SpA (I)	711,650	481,940
Banca Popolare di Sondrio SCRL	48,721	294,944
Banca Profilo SpA	23,984	7,780
Banco di Desio e della Brianza SpA	4,149	10,192
Banco Popolare SC (I)	191,172	321,817
BasicNet SpA	1,902	3,763
Brembo SpA	7,473	103,907
Buzzi Unicem SpA	14,571	228,102
Cairo Communication SpA	1,826	6,352
Caltagirone Editore SpA	5,211	5,747
Caltagirone SpA	3,546	5,912
Cementir SpA	6,234	16,771
CIR-Compagnie Industriali Riunite SpA	65,391	67,180
Credito Bergamasco SpA	711	11,217
Credito Emiliano SpA	18,858	88,692
Danieli & C Officine Meccaniche SpA	3,157	84,326
Datalogic SpA	2,667	22,253
De’ Longhi Clima SpA (I)	18,320	18,571
De’ Longhi SpA	16,959	260,241
DeA Capital SpA (I)	4,303	7,478
DiaSorin SpA	5,037	189,105
Ei Towers SpA (I)	1,134	32,336
Engineering Ingegneria Informatica SpA	1,211	46,111
ERG SpA	10,331	92,505
Esprinet SpA	5,551	25,278
Eurotech SpA (I)	3,019	4,479
Falck Renewables SpA	12,963	16,367
Fiera Milano SpA	2,228	11,998
Finmeccanica SpA (I)	86,467	424,772
Gas Plus (I)	265	1,595
Gemina SpA (I)	93,528	163,075
Geox SpA	15,381	50,666
Gruppo Beghelli SpA	11,564	5,591
Gruppo Editoriale L’Espresso SpA	19,434	19,489
Gruppo Mutuionline SpA	889	3,518
Hera SpA	90,454	153,188
IMMSI SpA	28,561	19,715
Impregilo SpA	59,370	309,120
Indesit Company SpA	7,870	57,598
Industria Macchine Automatiche SpA	1,088	23,137
Interpump SpA	15,324	120,062
Iren SpA	58,545	40,051
Italcementi SpA	14,069	82,040
Italmobiliare SpA (I)	1,000	18,878
Juventus Football Club SpA (I)	44,555	12,451
KME Group SpA (I)	26,355	12,070
Landi Renzo SpA (I)	9,280	17,356
Lottomatica SpA	7,609	175,680
Maire Tecnimont SpA (I)	17,000	7,662
MARR SpA	6,102	69,242
Mediaset SpA	92,381	203,679
Mediolanum SpA	34,404	189,931
Milano Assicurazioni SpA (I)	25,516	12,466
Nice SpA	3,458	12,018
Piaggio & C SpA	32,371	83,404
Poltrona Frau SpA (I)	5,100	6,659
Prelios SpA (I)	115,328	11,771
Premafin Finanziaria SpA (I)	26,879	6,392
Prysmian SpA	8,998	195,878

The accompanying notes are an integral part of the financial statements.
105

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
RCS Mediagroup SpA (I)	25,395	$33,947
Recordati SpA	16,667	165,213
Reply SpA	281	9,457
Sabaf SpA	962	11,302
Safilo Group SpA (I)	7,782	87,861
Saras SpA (I)	78,370	89,030
Snai SpA (I)	2,766	3,009
Societa Iniziative Autostradali e Servizi SpA	11,983	109,519
Societa per la Bonifica dei Terreni Ferraresi e
Imprese Agricole SpA	437	21,804
Societa’ Cattolica di Assicurazioni SCRL (I)	8,194	135,876
Socotherm SpA (I)	2,703	241
Sogefi SpA	7,700	22,163
SOL SpA	6,441	36,545
Sorin SpA (I)	62,390	156,028
Telecom Italia Media SpA (I)	59,447	13,208
Tod’s SpA	2,196	317,718
Trevi Finanziaria SpA	9,934	68,410
Unione di Banche Italiane SCPA	61,989	282,004
Unipol Gruppo Finanziario SpA (I)	38,157	86,649
Vianini Lavori SpA	4,074	18,481
Vittoria Assicurazioni SpA	4,482	31,513
Yoox SpA (I)	9,699	179,347
Zignago Vetro SpA	5,387	33,457

		8,884,682
Japan - 22.3%
A&D Company, Ltd.	900	3,639
Accordia Golf Company, Ltd.	195	183,938
Achilles Corp.	28,000	41,974
ADEKA Corp.	19,891	174,826
Aderans Company, Ltd. (I)	2,300	33,162
Advan Company, Ltd.	1,000	9,689
Advanex, Inc. (I)	2,000	1,942
Aeon Delight Company, Ltd.	3,100	54,881
Aeon Fantasy Company, Ltd.	1,600	21,935
Ahresty Corp.	3,500	17,328
AI Holdings Corp.	7,800	71,250
Aica Kogyo Company, Ltd.	9,000	149,765
Aichi Bank, Ltd.	1,800	99,966
Aichi Corp.	7,400	36,420
Aichi Steel Corp.	19,000	78,969
Aichi Tokei Denki Company, Ltd.	6,000	17,280
Aida Engineering, Ltd.	12,700	101,207
Ain Pharmaciez, Inc.	1,500	78,216
Aiphone Company, Ltd.	2,600	41,839
Airport Facilities Company, Ltd.	3,300	16,977
Aisan Industry Company, Ltd.	6,700	65,004
Akita Bank, Ltd.	39,000	108,506
Alconix Corp.	500	8,458
Alinco, Inc.	200	1,862
Allied Telesis Holdings KK	6,100	5,262
Alpen Company, Ltd.	3,400	62,539
Alpha Corp.	1,000	11,378
Alpha Systems, Inc.	1,120	13,578
Alpine Electronics, Inc.	9,515	91,625
Alps Electric Company, Ltd.	34,000	220,639
Alps Logistics Company, Ltd.	2,000	20,409
Altech Corp.	500	4,763
Amano Corp.	11,800	112,236
Amiyaki Tei Company., Ltd.	3	6,510
Amuse, Inc.	300	5,780
Ando Corp.	10,000	13,885
Anest Iwata Corp.	6,000	24,597

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Anritsu Corp.	10,297	$152,223
AOC Holdings, Inc.	6,900	26,116
AOKI Holdings, Inc.	3,200	75,844
Aomori Bank, Ltd.	40,000	122,960
Aoyama Trading Company, Ltd.	11,200	239,397
Arakawa Chemical Industries, Ltd.	2,500	19,144
Arata Corp.	5,000	19,201
Arc Land Sakamoto Company, Ltd. (I)	2,700	43,516
Arcs Company, Ltd.	5,884	112,141
Argo Graphics, Inc.	800	11,684
Ariake Japan Company, Ltd.	3,200	63,628
Arisawa Manufacturing Company, Ltd.	4,800	16,737
Arnest One Corp.	7,500	123,219
Arrk Corp. (I)	11,900	20,765
Artnature, Inc.	400	6,145
As One Corp.	2,300	47,906
Asahi Company, Ltd. (I)	2,600	35,773
Asahi Diamond Industrial Company, Ltd.	9,400	85,551
Asahi Holdings, Inc.	3,700	72,216
Asahi Kogyosha Company, Ltd.	2,000	6,666
Asahi Net, Inc.	3,000	13,851
Asahi Organic Chemicals
Industry Company, Ltd.	13,000	29,269
ASATSU-DK, Inc.	5,200	131,787
Ashimori Industry Company, Ltd. (I)	14,000	20,987
ASKA Pharmaceutical Company, Ltd.	4,000	27,786
ASKUL Corp.	3,000	40,615
Asunaro Aoki Construction Company, Ltd.	4,000	22,186
Atom Corp.	9,600	61,173
Atsugi Company, Ltd.	40,000	49,176
Autobacs Seven Company, Ltd.	3,500	149,900
Avex Group Holdings, Inc.	6,000	164,612
Awa Bank, Ltd.	1,000	5,940
Axell Corp.	1,000	22,112
Bando Chemical Industries, Ltd.	18,000	56,878
Bank of Iwate, Ltd.	2,800	112,934
Bank of Kochi, Ltd.	3,000	3,203
Bank of Nagoya, Ltd.	32,000	124,916
Bank of Okinawa, Ltd.	3,788	153,974
Bank of Saga, Ltd.	24,000	57,468
Bank of the Ryukyus, Ltd.	6,300	83,080
Belc Company, Ltd.	1,500	21,589
Belluna Company, Ltd.	4,950	37,105
Benefit One, Inc.	15	18,655
Best Denki Company, Ltd. (I)	6,500	11,497
BIC Camera, Inc.	122	57,625
Bit-isle, Inc.	2,000	23,103
BML, Inc.	1,500	38,103
Bookoff Corp.	2,100	15,609
Bunka Shutter Company, Ltd.	10,000	49,969
C Uyemura & Company, Ltd.	400	14,523
CAC Corp.	2,100	17,767
Calsonic Kansei Corp.	29,000	130,486
Can Do Company, Ltd.	33	44,408
Canon Electronics, Inc.	3,600	72,324
Carchs Holdings Company, Ltd. (I)	29,500	12,720
Cawachi, Ltd.	4,100	84,028
Central Glass Company, Ltd.	39,432	129,094
Central Sports Company, Ltd.	700	11,259
Chino Corp.	6,000	13,654
Chiyoda Company, Ltd.	4,200	92,206
Chiyoda Integre Company, Ltd. (I)	2,200	25,274
Chofu Seisakusho Company, Ltd.	2,800	58,887

The accompanying notes are an integral part of the financial statements.
106

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chori Company, Ltd.	2,300	$25,154
Chubu Shiryo Company, Ltd.	3,000	17,492
Chudenko Corp.	6,700	72,908
Chuetsu Pulp & Paper Company, Ltd.	20,000	32,359
Chugai Mining Company, Ltd. (I)	34,900	11,277
Chugai Ro Company, Ltd.	11,000	30,014
Chugoku Marine Paints, Ltd.	14,000	76,140
Chukyo Bank, Ltd.	21,000	44,842
Chuo Denki Kogyo Company, Ltd.	2,000	6,457
Chuo Gyorui Company, Ltd.	3,000	6,893
Chuo Spring Company, Ltd.	1,000	3,311
CKD Corp.	13,300	90,493
Clarion Company, Ltd. (I)	20,000	26,795
Cleanup Corp.	3,300	22,777
CMIC Company, Ltd.	1,400	22,319
CMK Corp.	8,000	28,976
Coca-Cola Central Japan Company, Ltd.	6,000	82,864
Cocokara Fine Holdings, Inc.	2,630	83,349
Computer Engineering & Consulting, Ltd.	1,500	9,271
COMSYS Holdings Corp.	15,100	199,779
Corona Corp.	3,100	36,919
Cosel Company, Ltd.	3,400	38,189
Cosmos Initia Company, Ltd. (I)	1,600	8,004
Cosmos Pharmaceutical Corp. (I)	800	90,865
CREATE SD HOLDINGS Company, Ltd.	1,200	38,769
CTI Engineering Company, Ltd.	800	5,378
Cybozu, Inc.	45	12,280
Dai Nippon Toryo Company, Ltd.	20,000	36,487
Dai-Dan Company, Ltd.	5,000	28,811
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	15,528
Dai-ichi Seiko Company, Ltd.	1,800	27,328
Daibiru Corp.	10,100	100,525
Daido Kogyo Company, Ltd.	3,000	4,822
Daido Metal Company, Ltd.	5,000	42,504
Daidoh, Ltd.	3,900	28,186
Daifuku Company, Ltd.	18,500	135,242
Daihen Corp.	20,000	62,554
Daiho Corp.	10,000	12,400
Daiichi Chuo Kisen Kaisha, Ltd. (I)	20,000	18,107
Daiichi Jitsugyo Company, Ltd.	10,000	49,398
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	12,492
Daiichikosho Company, Ltd.	5,200	134,577
Daiken Corp.	15,000	41,774
Daiki Aluminium Industry Company, Ltd.	5,000	11,680
Daiki Ataka Engineering Company, Ltd.	3,000	10,841
Daikoku Denki Company, Ltd.	1,600	40,773
Daikokutenbussan Company, Ltd.	1,100	27,111
Daikyo, Inc.	51,144	122,966
Dainichi Company, Ltd.	2,100	18,387
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	71,008
Daio Paper Corp.	16,000	111,277
Daisan Bank, Ltd.	29,000	56,607
Daiseki Company, Ltd.	6,200	96,362
Daishi Bank, Ltd.	20,000	73,335
Daishinku Corp.	4,000	12,251
Daiso Company, Ltd.	13,000	37,429
Daisyo Corp.	1,300	16,366
Daito Bank, Ltd.	35,000	36,989
Daito Pharmaceutical Company, Ltd.	700	9,929
Daiwa Industries, Ltd.	5,000	27,947
Daiwabo Holdings Company, Ltd.	43,000	83,932
DC Company, Ltd.	3,500	11,827

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
DCM Holdings Company, Ltd.	17,620	$123,720
Denki Kogyo Company, Ltd.	12,000	48,867
Denyo Company, Ltd.	3,100	39,618
Descente, Ltd.	9,000	56,293
Digital Garage, Inc.	27	70,702
Doshisha Company, Ltd.	2,300	59,488
Doutor Nichires Holdings Company, Ltd.	5,193	70,637
Dr. Ci:Labo Company, Ltd. (I)	26	74,659
DTS Corp.	3,900	59,642
Dunlop Sports Company, Ltd.	2,100	23,511
Duskin Company, Ltd.	10,000	197,315
Dydo Drinco, Inc.	1,500	64,600
Dynic Corp.	1,000	1,898
Eagle Industry Company, Ltd.	6,000	54,016
Ebara Corp.	29,000	112,546
Ebara Jitsugyo Company, Ltd.	600	8,596
EDION Corp.	17,600	76,493
Ehime Bank, Ltd.	26,253	68,240
Eidai Company, Ltd.	1,000	4,282
Eighteenth Bank, Ltd.	34,000	92,029
Eiken Chemical Company, Ltd.	2,100	28,541
Eizo Nanao Corp.	3,600	60,834
Elecom Company, Ltd.	500	7,754
Elematec Corp.	1,500	20,615
En-Japan, Inc. (I)	1	1,095
Enplas Corp.	300	12,928
EPS Company, Ltd.	24	60,115
Espec Corp.	4,600	35,621
Excel Company, Ltd.	300	2,870
Exedy Corp.	6,400	135,394
F&A Aqua Holdings, Inc.	3,700	40,087
F-Tech, Inc.	700	9,851
Faith, Inc.	10	1,212
Falco Biosystems, Ltd.	1,500	16,776
Fancl Corp.	7,900	87,768
FCC Company, Ltd.	5,700	126,867
FDK Corp. (I)	9,000	7,165
Ferrotec Corp.	5,700	23,108
Fidea Holdings Company, Ltd.	27,406	66,489
Fields Corp.	2,300	33,770
First Juken Company, Ltd.	200	2,357
Foster Electric Company, Ltd.	5,000	69,776
FP Corp.	1,100	69,423
France Bed Holdings Company, Ltd.	23,000	50,602
Fuji Company, Ltd.	3,000	59,155
Fuji Corp., Ltd.	3,800	20,363
Fuji Electronics Company, Ltd.	2,300	28,536
Fuji Kiko Company, Ltd. (I)	4,000	14,838
Fuji Kosan Company, Ltd. (I)	1,100	6,643
Fuji Kyuko Company, Ltd.	10,000	62,451
Fuji Oil Company, Ltd.	9,900	144,168
Fuji Seal International, Inc.	3,500	80,158
Fuji Soft, Inc.	4,300	98,120
Fujibo Holdings, Inc.	29,000	84,758
Fujicco Company, Ltd.	5,000	57,951
Fujikura Kasei Company, Ltd.	3,400	13,751
Fujikura, Ltd.	75,000	233,674
Fujimi, Inc. (I)	1,200	17,999
Fujimori Kogyo Company, Ltd.	2,800	63,340
Fujita Kanko, Inc.	8,000	26,927
Fujitec Company, Ltd.	13,000	105,708
Fujitsu Frontech, Ltd.	2,000	11,597
Fujitsu General, Ltd.	10,000	78,857

The accompanying notes are an integral part of the financial statements.
107

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujiya Company, Ltd.	16,000	$33,673
Fukoku Company, Ltd.	800	6,992
Fukuda Corp.	4,000	16,220
Fukui Bank, Ltd.	40,188	78,872
Fukushima Bank, Ltd.	37,000	32,682
Fukushima Industries Corp.	500	13,890
Fukuyama Transporting Company, Ltd.	20,000	106,129
Fumakilla, Ltd.	1,000	3,365
Funai Consulting Company, Ltd.	3,100	20,093
Funai Electric Company, Ltd.	3,500	42,760
Furukawa Company, Ltd. (I)	77,000	88,831
Furukawa-Sky Aluminum Corp. (I)	16,000	45,895
Furuno Electric Company, Ltd.	500	2,587
Furusato Industries, Ltd.	400	3,970
Fuso Pharmaceutical Industries, Ltd.	11,000	44,006
Futaba Corp.	5,657	62,593
Futaba Industrial Company, Ltd. (I)	11,100	47,113
Future System Consulting Corp.	19	7,830
Fuyo General Lease Company, Ltd.	3,700	131,877
G-Tekt Corp.	1,200	28,252
Gakken Company, Ltd.	6,000	17,462
Gecoss Corp.	4,000	29,014
Geo Corp.	60	62,568
GLOBERIDE, Inc.	10,000	12,631
Glory, Ltd.	7,200	164,930
GMO Internet, Inc.	10,000	80,777
GMO Payment Gateway, Inc.	1,300	25,928
Godo Steel, Ltd.	36,000	66,758
Goldcrest Company, Ltd.	3,270	61,941
Goldwin, Inc.	6,000	36,602
Gourmet Kineya Company, Ltd. (I)	1,000	7,153
GSI Creos Corp.	11,000	16,031
Gulliver International Company, Ltd.	1,300	53,850
Gun-Ei Chemical Industry Company, Ltd.	9,000	21,450
Gunze, Ltd.	35,000	88,725
Gurunavi, Inc.	1,900	20,067
H-One Company, Ltd.	900	9,453
Hajime Construction Company, Ltd.	1,300	51,523
Hakuto Company, Ltd.	3,000	28,444
Hakuyosha Company, Ltd.	2,000	4,509
Hamakyorex Company, Ltd.	1,300	49,835
Hanwa Company, Ltd.	38,000	160,235
Happinet Corp.	2,000	17,214
Harashin Narus Holdings Company, Ltd.	2,100	37,036
Hard Off Corporation Company, Ltd.	1,300	9,081
Harima Chemicals, Inc.	900	4,591
Haruyama Trading Company, Ltd.	2,700	16,948
Haseko Corp. (I)	80,500	70,917
Hazama Corp.	17,300	45,088
Heiwa Real Estate Company, Ltd.	9,400	139,564
Heiwado Company, Ltd.	5,500	78,118
Hi-lex Corp.	1,000	18,847
Hibiya Engineering, Ltd.	4,100	43,825
Hiday Hidaka Corp.	1,300	27,708
Higashi Nihon House Company Ltd.	8,000	42,828
Higashi-Nippon Bank, Ltd.	25,000	65,167
Higo Bank, Ltd.	29,000	175,957
Himaraya Company, Ltd.	600	4,653
Hioki Ee Corp.	1,100	16,387
Hiramatsu, Inc.	3,300	26,205
HIS Company, Ltd.	3,300	127,254
Hisaka Works, Ltd. (I)	4,000	37,920
Hitachi Cable, Ltd. (I)	38,000	58,599

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Koki Company, Ltd.	8,700	$72,146
Hitachi Kokusai Electric, Inc.	8,000	66,919
Hitachi Medical Corp.	4,000	57,070
Hitachi Metals, Ltd.	2,500	23,371
Hitachi Zosen Corp.	132,500	205,733
Hodogaya Chemical Company, Ltd.	10,000	20,339
Hogy Medical Company, Ltd.	2,200	117,093
Hohsui Corp.	8,000	10,874
Hokkaido Gas Company, Ltd.	6,000	16,048
Hokkan Holdings, Ltd.	13,000	40,238
Hokuetsu Bank, Ltd.	31,000	71,884
Hokuetsu Paper Mills, Ltd.	22,500	120,813
Hokuriku Electric Industry Company, Ltd.	7,000	8,609
Hokuto Corp.	4,200	79,356
Honeys Company, Ltd.	2,800	34,761
Hoosiers Corp.	41	34,307
Horiba, Ltd.	6,792	212,024
Hoshizaki Electric Company, Ltd.	1,900	52,105
Hosiden Corp.	13,300	80,729
Hosokawa Micron Corp.	6,000	52,341
Howa Machinery, Ltd.	20,000	22,425
Hyakujushi Bank, Ltd.	44,000	171,757
I Metal Technology Company, Ltd.	4,000	6,751
I-Net Corp.	600	4,332
IBJ Leasing Company, Ltd.	2,900	76,430
Ichibanya Company, Ltd.	1,200	38,511
Ichikoh Industries, Ltd. (I)	6,000	9,510
Ichinen Holdings Company, Ltd.	700	4,507
Ichiyoshi Securities Company, Ltd.	7,300	64,692
ICOM, Inc.	1,000	21,571
IDEC Corp.	4,900	44,554
Ihara Chemical Industry Company, Ltd.	7,000	37,324
Iida Home Max (I)	1,700	21,887
Iino Kaiun Kaisha, Ltd.	17,700	100,945
Ikyu Corp.	17	15,961
Imasen Electric Industrial	2,200	27,469
Imperial Hotel, Ltd.	1,550	49,829
Inaba Denki Sangyo Company, Ltd.	3,100	94,080
Inaba Seisakusho Company, Ltd.	1,900	22,199
Inabata & Company, Ltd.	10,000	73,866
Inageya Company, Ltd.	6,000	66,023
Ines Corp.	7,100	52,983
Infocom Corp.	4	5,708
Information Services International-Dentsu, Ltd.	2,800	31,497
Innotech Corp.	800	3,445
Intage, Inc.	900	22,400
Internet Initiative Japan, Inc.	3,400	90,177
Inui Steamship Company, Ltd. (I)	2,300	7,884
Iriso Electronics Company, Ltd.	1,100	19,381
Ise Chemical Corp.	3,000	19,026
Iseki & Company, Ltd.	29,000	101,676
Ishihara Sangyo Kaisha, Ltd. (I)	64,000	57,959
IT Holdings Corp.	16,400	225,537
ITC Networks Corp.	4,500	36,162
Itfor, Inc.	2,000	7,503
Itochu Enex Company, Ltd.	9,400	49,891
Itochu-Shokuhin Company, Ltd.	700	24,846
Itoham Foods, Inc.	30,000	148,115
Itoki Corpitoki Corp.	7,900	42,600
Iwai Securities Company, Ltd.	1,500	11,090
Iwasaki Electric Company, Ltd. (I)	16,000	33,472
Iwatani International Corp.	30,000	120,684
Iwatsu Electric Company, Ltd. (I)	14,000	12,529

The accompanying notes are an integral part of the financial statements.
108

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Izumiya Company, Ltd.	12,773	$67,559
Izutsuya Company, Ltd. (I)	6,000	6,149
J-Oil Mills, Inc.	18,000	58,468
Jalux, Inc.	1,500	14,451
Jamco Corp.	3,000	22,548
Janome Sewing Machine Company, Ltd. (I)	35,000	30,609
Japan Airport Terminal Company, Ltd.	7,800	87,680
Japan Aviation Electronics Industry, Ltd.	11,000	84,340
Japan Cash Machine Company, Ltd.	1,800	16,658
Japan Communications, Inc. (I)	73	3,827
Japan Digital Laboratory Company, Ltd.	4,700	55,376
Japan Drilling Company, Ltd.	300	11,798
Japan Pulp & Paper Company, Ltd.	20,000	66,873
Japan Pure Chemical Company, Ltd.	6	14,443
Japan Radio Company, Ltd. (I)	7,000	22,422
Japan Transcity Corp., Ltd.	8,000	29,425
Japan Vilene Company, Ltd.	5,000	23,619
Japan Wool Textile Company, Ltd.	13,000	92,043
Jastec Company, Ltd.	2,100	12,978
JBCC Holdings, Inc.	1,000	7,551
Jeol, Ltd. (I)	2,000	7,940
JFE Holdings, Inc.	5,896	126,255
Jidosha Buhin Kogyo Company, Ltd.	1,000	4,947
JK Holdings Company, Ltd.	3,600	17,859
Joban Kosan Company, Ltd. (I)	8,000	13,368
Joshin Denki Company, Ltd.	7,000	69,645
JP-holdings, Inc.	1,300	19,295
JSP Corp.	4,400	64,827
Juroku Bank, Ltd.	53,000	197,200
Justsystems Corp. (I)	2,400	13,164
JVC Kenwood Corp.	30,628	82,235
Kabuki-Za Company, Ltd.	1,000	53,378
Kadokawa Holdings, Inc.	3,100	81,250
Kaga Electronics Company, Ltd.	3,800	32,170
Kagoshima Bank, Ltd.	30,000	189,595
Kaken Pharmaceutical Company, Ltd.	5,000	86,883
Kakiyasu Honten Company, Ltd.	300	3,944
Kameda Seika Company, Ltd.	2,500	60,402
Kamei Corp.	5,000	52,969
Kanaden Corp.	4,000	24,533
Kanagawa Chuo Kotsu Company, Ltd.	6,000	32,210
Kanamoto Company, Ltd.	6,000	93,818
Kandenko Company, Ltd.	19,000	90,979
Kanematsu Corp. (I)	73,000	109,409
Kanematsu Electronics, Ltd.	2,300	27,267
Kansai Urban Banking Corp.	8,000	10,352
Kanto Denka Kogyo Company, Ltd.	8,000	15,267
Kanto Natural Gas Development, Ltd.	6,000	33,652
Kappa Create Company, Ltd.	1,000	20,713
Kasai Kogyo Company, Ltd.	4,000	19,237
Kasumi Company, Ltd.	7,200	45,123
Katakura Industries Company, Ltd.	3,400	33,331
Kato Sangyo Company, Ltd.	4,100	76,807
Kato Works Company, Ltd.	14,000	44,979
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	20,547
Kawasaki Kisen Kaisha, Ltd. (I)	155,000	347,513
Kawasumi Laboratories, Inc.	2,000	12,399
Kayaba Industry Company, Ltd.	28,000	118,940
Keihanshin Real Estate Company, Ltd.	2,800	15,514
Keihin Company, Ltd.	10,000	15,966
Keihin Corp.	8,100	120,766
Keiyo Bank, Ltd.	41,000	214,455

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keiyo Company, Ltd.	5,000	$25,565
Kenedix, Inc. (I)	468	122,475
Kenko Mayonnaise Company, Ltd.	200	1,881
Kentucky Fried Chicken Japan, Ltd.	1,000	22,856
KEY Coffee, Inc.	2,500	41,610
Kimoto Company, Ltd. (I)	3,400	29,331
Kimura Chemical Plants Company, Ltd.	1,900	7,334
King Jim Company, Ltd.	2,400	17,132
Kinki Nippon Tourist Company, Ltd. (I)	12,000	15,810
Kinki Sharyo Company, Ltd.	12,000	38,828
Kintetsu World Express, Inc.	2,500	88,972
Kinugawa Rubber Industrial Company, Ltd.	9,000	43,575
Kisoji Company, Ltd.	3,600	69,044
Kissei Pharmaceutical Company, Ltd.	5,100	100,875
Kita-Nippon Bank, Ltd.	1,400	38,504
Kitagawa Iron Works Company, Ltd.	18,000	31,651
Kitano Construction Corp.	8,000	19,071
Kito Corp.	13	11,582
Kitz Corp.	19,600	96,663
Kiyo Holdings, Inc.	93,395	139,996
Koa Corp.	8,000	74,942
Koatsu Gas Kogyo Company, Ltd.	5,000	27,632
Kohnan Shoji Company, Ltd.	6,900	84,099
Koike Sanso Kogyo Company, Ltd.	5,000	11,738
Kojima Company, Ltd.	4,900	15,801
Kokusai Company, Ltd.	500	3,668
Kokuyo Company, Ltd.	20,273	138,408
Komaihaltec, Inc.	6,000	15,695
Komatsu Seiren Company, Ltd.	4,000	17,172
Komatsu Wall Industry Company, Ltd.	1,200	22,718
Komeri Company, Ltd.	5,700	158,628
Komori Corp.	9,724	103,275
Konaka Company, Ltd.	4,600	42,947
Kondotec, Inc.	3,200	18,842
Konishi Company, Ltd.	2,600	47,639
Kosaido Company, Ltd. (I)	2,300	7,987
Kose Corp.	6,600	144,665
Kosei Securities Company, Ltd.	10,000	24,461
Koshidaka Holdings Company, Ltd.	200	5,318
Kourakuen Corp.	600	8,285
Krosaki Harima Corp.	9,000	21,377
Kumagai Gumi Company, Ltd. (I)	28,000	30,723
Kumiai Chemical Industry Company, Ltd.	10,000	56,453
Kura Corp.	2,000	27,941
Kurabo Industries, Ltd.	44,000	74,977
Kureha Corp.	23,000	82,846
Kurimoto, Ltd.	24,000	83,079
Kuroda Electric Company, Ltd.	8,600	98,492
Kusuri No Aoki Company, Ltd.	500	35,383
Kyoden Company, Ltd.	7,000	10,187
Kyodo Printing Company, Ltd.	16,000	43,490
Kyodo Shiryo Company, Ltd.	18,000	23,903
Kyoei Steel, Ltd.	3,800	68,895
Kyoei Tanker Company, Ltd. (I)	5,000	11,003
Kyokuto Kaihatsu Kogyo Company, Ltd.	7,900	82,630
Kyokuto Securities Company, Ltd. (I)	4,500	60,257
Kyokuyo Company, Ltd.	12,000	28,087
Kyorin Company, Ltd.	7,300	165,753
Kyoritsu Maintenance Company, Ltd.	1,900	50,497
Kyosan Electric Manufacturing Company, Ltd.	12,000	39,607
Kyoto Kimono Yuzen Company, Ltd.	1,700	21,970
Kyowa Exeo Corp.	14,600	157,305
Kyowa Leather Cloth Company, Ltd.	200	634

The accompanying notes are an integral part of the financial statements.
109

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kyudenko Corp.	9,000	$43,434
Lasertec Corp.	1,900	31,127
LEC, Inc.	1,000	14,239
Leopalace21 Corp. (I)	6,800	24,780
Life Corp.	5,400	73,941
Lintec Corp.	6,300	110,045
Look, Inc.	7,000	24,119
Macnica, Inc.	2,100	39,954
Macromill, Inc.	3,400	37,226
Maeda Corp.	25,000	105,791
Maeda Road Construction Company, Ltd.	13,000	186,304
Maezawa Kasei Industries Company, Ltd.	2,000	19,823
Maezawa Kyuso Industries Company, Ltd.	1,600	22,191
Makino Milling Machine Company, Ltd.	21,575	145,347
Mamiya-Op Company, Ltd.	9,000	20,013
Mandom Corp.	2,970	92,616
Mani, Inc.	400	13,764
Mars Engineering Corp.	1,500	30,822
Marubun Corp.	2,200	9,942
Marudai Food Company, Ltd.	20,000	66,233
Maruei Department Store Company, Ltd. (I)	7,000	7,853
Maruetsu, Inc.	7,000	23,624
Maruha Nichiro Holdings, Inc.	76,815	140,839
Maruka Machinery Company, Ltd.	1,000	13,330
Marusan Securities Company, Ltd.	19,361	147,789
Maruwa Company, Ltd.	1,600	38,009
Maruyama Manufacturing Company, Inc.	7,000	23,237
Maruzen Showa Unyu Company, Ltd.	11,000	41,521
Matsuda Sangyo Company, Ltd.	2,220	30,909
Matsui Securities Company, Ltd.	5,400	50,759
Matsumotokiyoshi Holdings Company, Ltd.	5,500	149,389
Matsuya Company, Ltd. (I)	5,100	46,202
Matsuya Foods Company, Ltd.	1,400	25,207
Max Company, Ltd.	8,000	98,994
Maxvalu Tokai Company, Ltd.	2,000	27,896
MEC Company, Ltd.	2,400	12,603
Medical System Network Company, Ltd.	1,400	5,889
Megane TOP Company, Ltd. (I)	5,600	63,797
Megmilk Snow Brand Company, Ltd.	8,200	127,803
Meidensha Corp.	30,086	92,441
Meiji Shipping Company, Ltd.	3,900	14,087
Meiko Electronics Company, Ltd.	1,400	9,244
Meiko Network Japan Company, Ltd.	2,100	25,730
Meisei Electric Company, Ltd.	4,000	3,969
Meisei Industrial Company, Ltd.	4,000	16,479
Meitec Corp.	4,900	127,365
Meito Sangyo Company, Ltd.	900	9,529
Meiwa Corp.	4,000	16,888
Meiwa Estate Company, Ltd.	3,300	18,398
Melco Holdings, Inc.	2,300	42,984
Message Company, Ltd.	25	72,864
Michinoku Bank, Ltd.	19,000	44,266
Micronics Japan Company, Ltd. (I)	600	1,744
Mikuni Coca-Cola Bottling Company, Ltd.	5,300	56,662
Mikuni Corp.	1,000	2,294
Milbon Company, Ltd.	1,800	62,491
Mimasu Semiconductor Industry Company, Ltd.	4,000	32,225
Minato Bank, Ltd.	35,000	63,418
Minebea Company, Ltd.	58,000	207,098
Ministop Company, Ltd.	3,100	49,757
Miraial Company, Ltd.	600	11,302
Mirait Holdings Corp.	9,980	96,838
Misawa Homes Company, Ltd.	1,200	16,847

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitani Corp.	2,700	$41,150
Mito Securities Company, Ltd.	9,000	37,725
Mitsuba Corp.	8,000	69,378
Mitsubishi Kakoki Kaisha, Ltd.	11,000	20,167
Mitsubishi Paper Mills, Ltd. (I)	61,387	62,227
Mitsubishi Pencil Company, Ltd.	2,700	51,898
Mitsubishi Research Institute, Inc.	700	13,921
Mitsubishi Steel Manufacturing Company, Ltd.	35,000	71,321
Mitsuboshi Belting Company, Ltd.	12,000	62,677
Mitsui Engineering &
Shipbuilding Company, Ltd.	150,000	291,059
Mitsui High-Tec, Inc.	5,400	40,527
Mitsui Home Company, Ltd.	5,000	25,780
Mitsui Knowledge Industry Company, Ltd.	104	17,386
Mitsui Matsushima Company, Ltd.	30,000	57,225
Mitsui Mining & Smelting Company, Ltd.	106,000	261,680
Mitsui Sugar Company, Ltd.	17,000	55,928
Mitsui-Soko Company, Ltd.	20,000	93,425
Mitsumi Electric Company, Ltd. (I)	21,600	127,453
Mitsumura Printing Company, Ltd.	4,000	11,716
Mitsuuroko Holdings Company, Ltd.	4,300	24,533
Miura Company, Ltd.	4,500	109,852
Miyachi Corp.	900	8,422
Miyaji Engineering Group, Inc. (I)	11,000	19,585
Miyazaki Bank, Ltd.	29,000	84,450
Miyoshi Oil & Fat Company, Ltd.	7,000	12,921
Mizuno Corp.	19,000	83,672
Mochida Pharmaceutical Company, Ltd.	5,000	60,419
Modec, Inc.	1,400	36,494
Monex Group, Inc.	409	135,326
Mori Seiki Company, Ltd.	17,400	186,113
Morinaga & Company, Ltd.	33,000	70,835
Morinaga Milk Industry Company, Ltd.	36,000	113,000
Morita Corp.	3,000	25,728
Mory Industries, Inc.	3,000	8,929
MOS Food Services, Inc.	4,000	77,479
Moshi Moshi Hotline, Inc.	7,500	105,988
Mr. Max Corp.	3,200	11,554
Musashi Seimitsu Industry Company, Ltd.	4,500	95,355
Musashino Bank, Ltd.	6,500	229,578
Mutoh Holdings Company, Ltd.	5,000	12,207
NAC Company, Ltd.	700	19,444
Nachi-Fujikoshi Corp.	29,000	115,655
Nafco Company, Ltd.	100	1,844
Nagaileben Company, Ltd.	2,300	29,891
Nagano Bank, Ltd.	7,000	13,437
Nagano Keiki Company, Ltd.	700	5,142
Nagatanien Company, Ltd.	4,000	38,186
Nagawa Company, Ltd.	400	6,555
Nakabayashi Company, Ltd.	8,000	16,392
Nakamuraya Company, Ltd.	7,000	31,864
Nakanishi, Inc.	400	48,323
Nakayama Steel Works, Ltd. (I)	11,000	7,106
Nakayamafuku Company, Ltd.	700	5,368
Namura Shipbuilding Company, Ltd.	800	5,392
Natori Company, Ltd.	600	5,975
NEC Electronics Corp. (I)	3,400	9,154
NEC Fielding, Ltd.	3,100	38,388
NEC Leasing, Ltd.	2,000	34,796
NEC Mobiling, Ltd.	1,200	53,239
NEC Networks & System Integration Corp.	4,200	79,068
NET One Systems Company, Ltd.	18,100	164,054
Neturen Company, Ltd.	5,600	44,812

The accompanying notes are an integral part of the financial statements.
110

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
New Japan Chemical Company, Ltd.	3,500	$9,664
Nice Holdings, Inc.	13,000	33,097
Nichia Steel Works, Ltd.	4,000	10,699
Nichias Corp.	16,000	84,908
Nichicon Corp.	11,473	104,277
Nichiden Corp.	1,100	25,012
Nichiha Corp.	3,900	55,644
Nichii Gakkan Company, Ltd.	8,500	81,006
Nichimo Company, Ltd.	7,000	15,150
NICHIREI Corp.	15,000	84,444
Nichireki Company, Ltd.	4,000	28,378
Nidec Copal Corp.	1,800	12,282
Nidec Copal Electronics Corp.	2,600	12,296
Nidec Corp.	340	19,946
Nidec Tosok Corp.	2,800	18,646
Nifco, Inc.	8,204	168,314
NIFTY Corp.	9	14,396
Nihon Chouzai Company, Ltd.	540	13,276
Nihon Dempa Kogyo Company, Ltd.	2,900	29,717
Nihon Eslead Corp.	2,000	21,286
Nihon Kohden Corp.	3,600	125,044
Nihon M&A Center, Inc. (I)	2,200	79,368
Nihon Nohyaku Company, Ltd.	11,000	69,206
Nihon Parkerizing Company, Ltd.	9,000	146,839
Nihon Unisys, Ltd.	6,925	54,123
Nihon Yamamura Glass Company, Ltd.	16,000	31,760
Nikkiso Company, Ltd.	11,000	121,372
Nikko Company, Ltd.	5,000	20,736
Nippo Corp.	12,000	157,614
Nippon Beet Sugar
Manufacturing Company, Ltd.	24,000	46,630
Nippon Carbon Company, Ltd.	25,000	50,060
Nippon Ceramic Company, Ltd.	2,900	48,411
Nippon Chemi-Con Corp. (I)	30,271	83,853
Nippon Chemical Industrial Company, Ltd. (I)	17,000	22,026
Nippon Chemiphar Company, Ltd.	5,000	33,218
Nippon Coke & Engineering Company, Ltd.	47,000	61,446
Nippon Columbia Company, Ltd. (I)	29,000	12,819
Nippon Concrete Industries Company, Ltd.	4,000	13,097
Nippon Denko Company, Ltd.	23,000	73,261
Nippon Densetsu Kogyo Company, Ltd.	7,000	70,771
Nippon Denwa Shisetsu Company, Ltd.	6,000	17,859
Nippon Felt Company, Ltd.	2,700	12,495
Nippon Filcon Company, Ltd.	3,100	12,196
Nippon Fine Chemical Company, Ltd.	3,000	18,972
Nippon Flour Mills Company, Ltd.	21,000	92,413
Nippon Formula Feed
Manufacturing Company, Ltd.	6,000	9,330
Nippon Gas Company, Ltd.	4,800	58,129
Nippon Hume Corp.	5,000	28,595
Nippon Jogesuido Sekkei Company, Ltd.	300	3,874
Nippon Kanzai Company, Ltd.	800	13,467
Nippon Kasei Chemical Company, Ltd.	9,000	13,409
Nippon Kinzoku Company, Ltd. (I)	4,000	5,249
Nippon Kodoshi Corp.	300	2,152
Nippon Koei Company, Ltd.	15,000	53,387
Nippon Konpo Unyu Soko Company, Ltd.	11,000	153,226
Nippon Koshuha Steel Company, Ltd.	9,000	8,928
Nippon Light Metal Holdings Co Ltd. (I)	87,000	100,361
Nippon Parking Development Company, Ltd.	293	18,929
Nippon Pillar Packing Company, Ltd.	5,000	37,368
Nippon Piston Ring Company, Ltd.	13,000	26,913
Nippon Road Company, Ltd.	18,000	80,560

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Seiki Company, Ltd.	8,000	$111,383
Nippon Seisen Company, Ltd.	6,000	21,547
Nippon Sharyo, Ltd.	18,000	75,903
Nippon Sheet Glass Company, Ltd.	156,000	196,758
Nippon Shinyaku Company, Ltd.	9,000	118,991
Nippon Signal Company, Ltd.	11,500	89,537
Nippon Soda Company, Ltd.	25,000	114,552
Nippon Steel Trading Company., Ltd.	14,000	44,841
Nippon Suisan Kaisha, Ltd.	32,965	68,253
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	71,009
Nippon Thompson Company, Ltd.	14,000	63,323
Nippon Valqua Industries, Ltd.	18,000	47,758
Nippon Yakin Kogyo Company, Ltd. (I)	34,000	44,352
Nippon Yusoki Company, Ltd.	5,000	21,712
Nipro Corp.	24,700	200,741
Nishimatsu Construction Company, Ltd.	66,000	117,568
Nishimatsuya Chain Company, Ltd.	9,600	77,344
Nishio Rent All Company, Ltd.	2,600	39,404
Nissan Shatai Company, Ltd.	9,277	113,179
Nissan Tokyo Sales Holdings Company, Ltd. (I)	5,000	15,540
Nissei Corp.	1,100	9,686
Nissei Plastic Industrial Co., Ltd.	400	2,372
Nissen Holdings Company, Ltd.	4,600	16,141
Nissha Printing Company, Ltd. (I)	2,200	40,830
Nisshin Fudosan Company, Ltd.	3,000	19,443
Nisshin Oillio Group, Ltd.	21,000	76,336
Nisshin Steel Holdings Co Ltd. (I)	13,096	100,172
Nisshinbo Holdings, Inc.	20,000	142,961
Nissin Corp.	17,000	46,257
Nissin Electric Company, Ltd.	9,000	44,444
Nissin Kogyo Company, Ltd.	6,800	109,099
Nissin Sugar Holdings Company, Ltd. (I)	300	6,634
Nissui Pharmaceutical Company, Ltd.	2,600	27,681
Nitta Corp.	4,800	88,796
Nittan Valve Company, Ltd.	4,000	13,591
Nittetsu Mining Company, Ltd.	12,000	59,656
Nitto Boseki Company, Ltd.	25,229	98,184
Nitto Kogyo Corp.	4,900	72,555
Nitto Kohki Company, Ltd.	2,200	44,061
Nitto Seiko Company, Ltd.	4,000	12,280
Nittoc Construction Company, Ltd.	4,500	18,148
Nittoku Engineering Company, Ltd.	1,700	19,270
Noevir Holdings Company, Ltd.	3,400	52,757
NOF Corp.	29,000	137,919
Nohmi Bosai, Ltd.	5,000	36,136
Nomura Company, Ltd.	8,000	37,275
Noritake Company, Ltd.	21,000	53,135
Noritsu Koki Company, Ltd.	2,000	10,158
Noritz Corp.	5,100	95,408
North Pacific Bank, Ltd. (I)	2,100	6,953
NS Solutions Corp.	3,000	58,271
NS United Shinwa Kaiun Kaisha, Ltd. (I)	24,000	33,893
NSD Company, Ltd.	8,315	89,680
Nuflare Technology, Inc.	5	30,847
Obara Group, Inc.	2,400	38,574
Obayashi Road Corp.	4,000	16,817
OBIC Business Consultants, Ltd.	800	44,438
Oenon Holdings, Inc.	10,000	26,224
Ogaki Kyoritsu Bank, Ltd.	59,000	192,179
Ohara, Inc.	2,000	14,392
Ohsho Food Service Corp.	700	19,710
Oiles Corp.	4,427	85,657

The accompanying notes are an integral part of the financial statements.
111

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Oita Bank, Ltd.	32,000	$116,305
Okabe Company, Ltd.	7,900	61,175
Okamoto Industries, Inc.	16,000	53,503
Okamura Corp.	11,000	71,538
Okasan Holdings, Inc.	20,000	155,467
Okinawa Cellular Telephone Company	1,100	24,738
Okinawa Electric Power Company, Inc.	3,700	111,431
OKK Corp. (I)	10,000	14,449
OKUMA Corp.	23,382	169,381
Okumura Corp.	29,000	121,186
Okura Industrial Company, Ltd.	8,000	34,632
Okuwa Company, Ltd.	4,000	46,124
Olympic Corp.	1,000	7,767
ONO Sokki Company, Ltd.	4,000	18,124
Onoken Company, Ltd.	2,000	18,549
Onward Holdings Company, Ltd.	26,000	198,539
Optex Company, Ltd.	1,500	19,046
Organo Corp.	8,000	44,008
Origin Electric Company, Ltd.	7,000	29,451
Osaka Organic Chemical Industry, Ltd.	3,200	12,968
Osaka Securities Exchange Company, Ltd.	200	15,237
Osaka Steel Company, Ltd.	2,500	45,341
OSAKA Titanium Technologies Company	3,200	63,997
Osaki Electric Company, Ltd.	5,000	24,915
OSG Corp.	10,400	141,523
Otsuka Kagu, Ltd.	700	6,048
Oyo Corp.	4,100	49,656
Pacific Industrial Company, Ltd.	7,100	40,433
Pacific Metals Company, Ltd.	29,000	154,758
Pal Company, Ltd.	1,900	42,750
Paltac Corp.	4,600	59,560
PanaHome Corp.	15,000	93,662
Panasonic Electric Works SUNX Company, Ltd.	6,100	26,512
Panasonic Information Systems	500	11,256
Paramount Bed Holdings Company, Ltd.	1,600	49,807
Parco Company, Ltd.	1,800	17,222
Paris Miki, Inc.	4,800	24,956
Pasco Corp.	4,000	12,237
Pasona Group, Inc.	31	14,611
Penta-Ocean Construction Company, Ltd.	44,500	115,648
PIA Corp.	600	9,049
Pigeon Corp.	2,931	165,028
Pilot Corp.	24	61,882
Piolax, Inc.	1,800	46,532
Pioneer Corp. (I)	45,300	93,760
Plenus Company, Ltd.	3,400	53,876
Point, Inc.	2,780	102,565
Press Kogyo Company, Ltd.	19,000	93,611
Pressance Corp.	1,000	29,267
Prima Meat Packers, Ltd.	25,000	54,192
Pronexus, Inc.	3,500	21,444
Proto Corp.	1,800	28,174
Raito Kogyo Company, Ltd.	11,000	54,957
Rasa Industries, Ltd. (I)	10,000	12,832
Relo Holdings, Inc.	1,100	42,710
Rengo Company, Ltd.	37,000	179,948
Renown, Inc. (I)	10,500	15,738
Resorttrust, Inc.	5,800	124,570
Rhythm Watch Company, Ltd.	29,000	53,791
Ricoh Leasing Company, Ltd.	4,100	109,792
Right On Company, Ltd.	3,900	28,147
Riken Corp.	21,000	83,557
Riken Keiki Company, Ltd.	2,500	16,273

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Riken Technos Corp.	8,000	$22,711
Riken Vitamin Company, Ltd.	2,000	46,980
Ringer Hut Company, Ltd.	2,800	34,737
Riso Kagaku Corp.	3,300	66,052
Riso Kyoiku Company, Ltd. (I)	338	29,427
Rock Field Company, Ltd.	2,000	34,606
Roland Corp.	2,500	21,449
Roland D.G. Corp.	1,700	22,116
Round One Corp.	15,800	111,647
Royal Holdings Company, Ltd.	5,400	64,431
Ryobi, Ltd.	25,000	60,647
Ryoden Trading Company, Ltd.	6,000	38,115
Ryohin Keikaku Company, Ltd.	2,000	130,969
Ryosan Company, Ltd.	6,729	136,765
Ryoshoku, Ltd.	900	26,210
Ryoyo Electro Corp.	3,200	27,988
S Foods, Inc.	1,500	13,999
Sagami Chain Company, Ltd. (I)	3,000	24,209
Saibu Gas Company, Ltd.	55,000	126,952
Saizeriya Company, Ltd.	5,000	64,349
Sakai Chemical Industry Company, Ltd.	21,000	63,853
Sakai Heavy Industries, Ltd.	6,000	17,919
Sakai Ovex Company, Ltd.	5,000	7,396
Sakata INX Corp.	6,000	33,019
Sakata Seed Corp.	5,700	75,416
Sala Corp.	4,500	23,930
San Holdings, Inc.	200	2,824
San-A Company, Ltd.	1,400	58,622
San-Ai Oil Company, Ltd.	11,000	50,989
Sanden Corp.	6,000	23,803
Sangetsu Company, Ltd.	5,600	144,038
Sanix, Inc. (I)	7,100	37,990
Sanken Electric Company, Ltd.	26,437	118,482
Sanki Engineering Company, Ltd.	11,000	60,311
Sanko Marketing Foods Company, Ltd.	5	4,949
Sanko Metal Industrial Company, Ltd.	6,000	15,400
Sankyo Seiko Company, Ltd.	7,700	27,325
Sankyo Tateyama, Inc. (I)	3,200	61,006
Sankyu, Inc.	47,000	216,906
Sanoh Industrial Company, Ltd.	4,600	31,945
Sanshin Electronics Company, Ltd.	6,000	40,590
Sanwa Shutter Corp.	38,124	194,879
Sanyo Chemical Industries, Ltd.	10,000	54,135
Sanyo Denki Company, Ltd.	7,000	37,079
Sanyo Housing Nagoya Company, Ltd.	1,000	11,584
Sanyo Shokai, Ltd.	25,000	72,323
Sanyo Special Steel Company, Ltd.	24,648	102,049
Sapporo Holdings, Ltd.	56,000	195,277
Sasebo Heavy Industries Company, Ltd.	24,000	29,394
Sato Corp.	3,700	69,663
Satori Electric Company, Ltd.	2,400	12,166
Sawada Holdings Company, Ltd. (I)	1,300	9,648
Sawai Pharmaceutical Company, Ltd.	1,600	173,643
Saxa Holdings, Inc.	9,000	19,177
Scroll Corp.	4,000	11,607
SCSK Corp.	3,308	63,964
Seibu Electric Industry Company, Ltd.	3,000	13,004
Seika Corp.	11,000	30,728
Seikagaku Corp.	5,700	61,352
Seikitokyu Kogyo Company, Ltd. (I)	21,000	21,057
Seiko Epson Corp.	4,800	46,304
Seiko Holdings Corp. (I)	4,000	11,877
Seino Holdings Company, Ltd.	28,000	210,452

The accompanying notes are an integral part of the financial statements.
112

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Seiren Company, Ltd.	11,700	$72,308
Sekisui Jushi Corp.	6,000	71,082
Sekisui Plastics Company, Ltd.	7,000	16,912
Senko Company, Ltd.	16,000	79,573
Senshu Electric Company, Ltd.	1,500	17,573
Senshukai Company, Ltd.	6,700	50,447
Septeni Holdings Company, Ltd.	2	2,209
Seria Company, Ltd.	2,900	57,313
Shibaura Electronics Company, Ltd.	200	2,467
Shibaura Mechatronics Corp. (I)	5,000	10,943
Shibusawa Warehouse Company, Ltd.	7,000	26,349
Shibuya Kogyo Company, Ltd.	3,600	33,866
Shidax Corp.	400	2,343
Shikibo, Ltd.	26,000	33,367
Shikoku Bank, Ltd.	35,000	93,964
Shikoku Chemicals Corp.	6,000	40,966
Shima Seiki Manufacturing, Ltd.	5,100	109,004
Shimachu Company, Ltd.	10,400	221,524
Shimizu Bank, Ltd.	1,500	44,017
Shimojima Company, Ltd.	1,600	17,294
Shin Nippon Air Technologies Company, Ltd.	3,100	16,818
Shin-Etsu Polymer Company, Ltd.	6,300	23,864
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,881
Shinagawa Refractories Company, Ltd.	7,000	15,549
Shindengen Electric
Manufacturing Company, Ltd.	12,000	42,177
Shinkawa, Ltd.	1,700	8,141
Shinko Electric Company, Ltd.	14,000	25,969
Shinko Electric Industries Company, Ltd.	15,700	126,700
Shinko Plantech Company, Ltd.	7,200	59,637
Shinko Shoji Company, Ltd.	3,800	37,661
Shinmaywa Industries, Ltd.	18,000	131,216
Shinnihon Corp.	8,000	20,506
Shinsho Corp.	7,000	13,862
Shinwa Company, Ltd.	600	6,894
Ship Healthcare Holdings, Inc.	4,900	140,121
Shiroki Corp.	17,000	40,685
Shizuki Electric Company, Inc.	3,000	10,159
Shizuoka Gas Company, Ltd.	10,500	70,555
SHO-BOND Holdings Company, Ltd.	3,600	131,227
Shobunsha Publications, Inc.	2,400	15,527
Shochiku Company, Ltd.	15,000	157,280
Shoei Foods Corp.	900	6,206
Shofu, Inc.	2,200	21,016
Shoko Company, Ltd.	11,000	16,446
Showa Aircraft Industry Company, Ltd.	3,000	25,761
Showa Corp.	11,400	121,522
Showa Sangyo Company, Ltd.	13,000	43,709
Siix Corp.	2,100	28,651
Simplex Technology, Inc.	54	17,125
Sinanen Company, Ltd.	10,000	45,059
Sintokogio, Ltd.	10,200	93,747
SKY Perfect JSAT Holdings, Inc.	279	140,659
SMK Corp.	11,000	32,275
SNT Corp.	3,200	13,414
Sodick Company Ltd.	10,100	54,666
Softbank Corp.	9,382	347,496
Sogo Medical Company, Ltd.	900	30,099
Sohgo Security Services Company, Ltd.	11,400	153,191
Space Company, Ltd.	2,700	20,245
SPK Corp.	300	5,230
SRA Holdings	1,100	12,367
ST Corp.	1,600	17,183

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
St. Marc Holdings Company, Ltd.	1,900	$76,883
Star Micronics Company, Ltd.	7,900	80,339
Starbucks Coffee Japan, Ltd.	26	20,529
Start Today Company, Ltd.	1,100	11,711
Starts Corp., Inc.	1,000	8,481
Starzen Company, Ltd.	9,000	26,019
Stella Chemifa Corp.	1,700	32,668
Studio Alice Company, Ltd.	1,800	24,502
Sugimoto & Company, Ltd.	300	2,589
Sumida Corp.	2,600	14,950
Sumikin Bussan Corp.	21,000	69,976
Suminoe Textile Company, Ltd.	12,000	29,508
Sumitomo Bakelite Company, Ltd.	39,000	160,219
Sumitomo Densetsu Company, Ltd.	4,300	54,628
Sumitomo Forestry Company, Ltd.	1,700	16,797
Sumitomo Light Metal Industries, Ltd.	83,000	81,445
Sumitomo Mitsui Company, Ltd. (I)	34,000	28,128
Sumitomo Osaka Cement Company, Ltd.	54,000	161,319
Sumitomo Pipe & Tube Company, Ltd.	4,100	33,296
Sumitomo Precision Products Company, Ltd.	9,000	39,987
Sumitomo Real Estate Sales Company, Ltd.	1,750	77,250
Sumitomo Seika Chemicals Company, Ltd.	10,000	35,048
Sumitomo Warehouse Company, Ltd.	27,952	159,756
Sun-wa Technos Corp.	400	2,938
SWCC Showa Holdings Company, Ltd.	57,000	48,542
SxL Corp. (I)	18,000	31,246
Systena Corp.	49	43,513
T Rad Company, Ltd.	11,000	28,936
T. Hasegawa Company, Ltd.	4,100	60,573
Tachi-S Company, Ltd.	3,600	57,650
Tachibana Eletech Company, Ltd.	1,700	15,236
Tact Home Company, Ltd.	17	23,577
Tadano, Ltd.	20,000	186,560
Taihei Dengyo Kaisha, Ltd.	7,000	40,843
Taihei Kogyo Company, Ltd.	11,000	40,570
Taiheiyo Kouhatsu, Inc.	8,000	8,800
Taiho Kogyo Company, Ltd.	2,900	37,776
Taikisha, Ltd.	5,800	126,669
Taiko Bank, Ltd.	3,000	8,023
Taiko Pharmaceutical Company, Ltd.	1,000	9,477
Taisei Lamick Company, Ltd.	700	18,424
Taiyo Holdings Company, Ltd.	2,800	82,288
Taiyo Yuden Company, Ltd.	4,900	53,820
Takamatsu Corp.	3,400	50,345
Takano Company, Ltd.	2,000	9,514
Takaoka Toko Holdings Co Ltd. (I)	1,970	31,587
Takara Holdings, Inc.	14,000	122,284
Takara Leben Company, Ltd.	4,800	54,092
Takara Standard Company, Ltd.	17,000	122,852
Takasago International Corp.	15,000	81,762
Takasago Thermal Engineering Company, Ltd.	11,300	84,831
Takashima & Company, Ltd.	6,000	17,648
Take and Give Needs Company, Ltd.	106	12,219
Takeei Corp.	900	24,352
Takeuchi Manufacturing Company, Ltd.	2,500	46,326
Takihyo Company, Ltd.	4,000	18,942
Takiron Company, Ltd.	8,000	30,837
Takisawa Machine Tool Company, Ltd.	12,000	16,047
Takuma Company, Ltd.	13,000	85,463
Tamron Company, Ltd.	2,200	50,756
Tamura Corp.	16,000	32,093
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	57,651
Tayca Corp.	3,000	8,638

The accompanying notes are an integral part of the financial statements.
113

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TBK Company, Ltd.	3,000	$16,403
Techno Medica Company, Ltd.	2	10,495
Tecmo Koei Holdings Company, Ltd.	5,200	45,931
Teikoku Electric Manufacturing Company, Ltd.	1,400	25,026
Teikoku Piston Ring Company, Ltd.	5,000	64,958
Teikoku Sen-I Company, Ltd.	4,000	32,663
Teikoku Tsushin Kogyo Company, Ltd.	6,000	11,518
Tekken Corp.	23,000	29,515
Telepark Corp.	2,800	30,724
Temp Holdings Company, Ltd.	2,600	39,323
Tenma Corp.	2,100	24,202
The 77th Bank, Ltd.	15,000	70,533
The Chiba Kogyo Bank, Ltd. (I)	5,700	47,787
The Daiei, Inc. (I)	24,700	61,388
The Hokkoku Bank, Ltd.	54,000	213,447
The Hyakugo Bank, Ltd.	42,000	185,706
The Mie Bank, Ltd.	17,000	39,419
The Nanto Bank, Ltd.	12,000	53,296
The Pack Corp.	2,500	43,873
The San-in Godo Bank, Ltd.	31,000	258,083
The Yachiyo Bank, Ltd.	1,200	29,613
Tigers Polymer Corp.	2,000	7,284
Titan Kogyo KK	1,000	2,453
TKC Corp.	3,200	57,018
TOA Corp.	3,000	21,298
TOA Corp.	41,000	60,644
TOA Oil Company, Ltd.	14,000	14,950
TOA Road Corp.	7,000	25,587
Toabo Corp.	9,000	6,600
Toagosei Company, Ltd.	37,000	150,040
Tobishima Corp. (I)	17,300	21,209
Tobu Store Company, Ltd.	8,000	23,522
TOC Company, Ltd.	11,400	76,458
Tocalo Company, Ltd.	3,100	48,987
Tochigi Bank, Ltd.	25,000	101,102
Toda Corp.	45,000	100,695
Toda Kogyo Corp.	5,000	18,019
Toei Animation Company, Ltd.	100	2,471
Toei Company, Ltd.	13,000	77,558
Toenec Corp.	6,000	30,997
Toho Bank, Ltd.	39,000	119,833
Toho Company, Ltd.	6,000	20,899
Toho Holdings Company, Ltd.	4,300	88,859
Toho Zinc Company, Ltd.	29,000	117,534
Tohoku Bank, Ltd.	20,000	33,214
Tohto Suisan Company, Ltd.	5,000	8,197
Tokai Carbon Company, Ltd.	38,000	131,513
Tokai Corp.	1,600	46,929
Tokai Holdings Corp.	9,300	30,197
Tokai Lease Company, Ltd.	3,000	6,500
Tokai Rika Company, Ltd.	6,800	121,183
Tokai Rubber Industries, Ltd.	7,400	85,857
Tokai Tokyo Securities Company, Ltd.	40,966	236,284
Token Corp. (I)	1,500	81,856
Tokimec, Inc.	10,000	18,878
Tokushu Tokai Paper Company, Ltd.	18,000	42,708
Tokuyama Corp.	66,000	165,810
Tokyo Derica Company, Ltd.	900	8,952
Tokyo Dome Corp.	33,000	124,900
Tokyo Electron Device, Ltd.	8	12,835
Tokyo Energy & Systems, Inc.	4,000	21,106
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	11,928
Tokyo Ohka Kogyo Company, Ltd.	7,200	146,902

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Rakutenchi Company, Ltd.	6,000	$23,398
Tokyo Rope Manufacturing Company, Ltd.	27,000	34,404
Tokyo Sangyo Company, Ltd.	3,500	10,721
Tokyo Seimitsu Company, Ltd.	6,500	124,484
Tokyo Steel Manufacturing Company, Ltd.	23,200	114,284
Tokyo Tatemono Company, Ltd.	36,000	200,653
Tokyo Tekko Company, Ltd.	7,000	30,041
Tokyo Theatres Company, Inc.	12,000	19,153
Tokyo Tomin Bank, Ltd.	5,800	58,043
Tokyotokeiba Company, Ltd.	27,000	75,852
Tokyu Community Corp.	1,300	49,854
Tokyu Construction Company, Ltd.	13,580	33,566
Tokyu Livable, Inc.	3,000	47,722
Tokyu Recreation Company, Ltd.	4,000	20,445
Toli Corp.	7,000	16,454
Tomato Bank, Ltd.	12,000	23,541
Tomen Electronics Corp.	1,800	22,474
Tomoe Corp.	4,400	15,372
Tomoe Engineering Company, Ltd.	1,500	31,014
Tomoku Company, Ltd.	11,000	33,459
TOMONY Holdings, Inc.	25,700	115,562
Tomy Company, Ltd.	10,700	61,167
Tonami Holdings Company, Ltd.	4,000	8,283
Toppan Forms Company, Ltd.	12,300	106,421
Topre Corp.	8,000	75,904
Topy Industries, Ltd.	38,000	87,268
Toridoll Corp.	4,000	39,829
Torigoe Company, Ltd.	2,300	15,342
Torii Pharmaceutical Company, Ltd.	1,700	40,212
Torishima Pump Manufacturing Company, Ltd.	3,300	27,684
Tosei Corp.	54	47,276
Toshiba Machine Company, Ltd.	23,000	113,076
Toshiba Plant Systems & Services Corp.	7,000	89,637
Toshiba TEC Corp.	30,000	166,926
Tosho Printing Company, Ltd.	3,000	4,531
Totetsu Kogyo Company, Ltd.	5,700	82,065
Tottori Bank, Ltd.	11,000	22,184
Touei Housing Corp.	2,500	32,569
Towa Bank, Ltd.	53,000	59,347
Towa Corp.	3,600	21,469
Towa Pharmaceutical Company, Ltd.	1,700	91,603
Toyo Corp.	5,300	66,722
Toyo Electric Manufacturing Company, Ltd.	6,000	15,948
Toyo Engineering Corp.	18,000	84,517
Toyo Ink Manufacturing Company, Ltd.	41,000	176,860
Toyo Kanetsu KK	24,000	71,451
Toyo Kohan Company, Ltd.	9,000	29,983
Toyo Securities Company, Ltd.	15,000	49,142
Toyo Tanso Company, Ltd.	3,700	86,775
Toyo Tire & Rubber Company, Ltd.	39,000	160,634
Toyo Wharf & Warehouse Company, Ltd.	6,000	11,392
Toyobo Company, Ltd.	136,064	245,029
Trancom Company, Ltd.	700	18,503
Transcosmos, Inc.	5,400	73,142
Trusco Nakayama Corp.	4,000	78,130
TS Tech Company, Ltd.	8,700	212,547
TSI Holdings Company, Ltd.	15,805	80,732
Tsubakimoto Chain Company, Ltd.	21,000	105,074
Tsudakoma Corp. (I)	9,000	16,116
Tsugami Corp.	13,000	73,173
Tsukishima Kikai Company, Ltd.	4,000	36,540
Tsukuba Bank, Ltd.	11,700	47,187
Tsukui Corp.	2,500	47,144

The accompanying notes are an integral part of the financial statements.
114

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tsuruha Holdings, Inc.	1,200	$103,921
Tsurumi Manufacturing Company, Ltd.	3,000	25,821
Tsutsumi Jewelry Company, Ltd.	900	24,272
TV Asahi Corp.	400	7,383
TV Tokyo Holdings Corp.	800	8,794
U-Shin, Ltd.	6,300	46,891
Ube Material Industries, Ltd.	9,000	22,121
Uchida Yoko Company, Ltd.	11,000	30,132
UKC Holdings Corp.	2,000	41,325
ULVAC, Inc. (I)	9,300	88,378
Umenohana Company, Ltd.	2	4,281
Uniden Corp.	7,000	16,981
Union Tool Company, Ltd.	2,400	44,546
Unipres Corp.	7,300	162,796
United Arrows, Ltd.	3,000	75,732
Unitika, Ltd. (I)	111,000	61,043
Usen Corp. (I)	15,340	26,478
Utoc Corp.	4,300	13,958
Valor Company, Ltd.	5,600	96,399
Village Vanguard Company, Ltd.	5	6,099
Vital KSK Holdings, Inc.	7,700	72,259
VT Holdings Company, Ltd.	5,000	50,318
Wacom Company, Ltd.	8	28,771
Wakachiku Construction Company, Ltd. (I)	23,000	27,468
Wakita & Company, Ltd.	7,000	59,571
Warabeya Nichiyo Company, Ltd.	2,800	44,433
Watabe Wedding Corp.	800	6,516
WATAMI Company, Ltd.	3,600	67,246
Weathernews, Inc.	1,400	35,660
Welcia Holdings Company, Ltd.	1,200	54,814
Wellnet Corp.	100	896
Wood One Company, Ltd.	2,000	6,018
Wowow, Inc.	3	6,563
Xebio Company, Ltd.	4,700	92,025
Y A C Company, Ltd.	900	4,771
Yahagi Construction Company, Ltd.	4,400	18,928
Yaizu Suisankagaku Industry Company, Ltd.	1,700	14,955
Yamabiko Corp.	700	14,281
Yamagata Bank, Ltd.	29,000	129,168
Yamanashi Chuo Bank, Ltd.	30,255	127,260
Yamatane Corp.	27,000	51,847
Yamaya Corp.	1,000	15,797
Yamazawa Company, Ltd.	100	1,602
Yamazen Corp.	8,500	57,219
Yaoko Company, Ltd.	1,200	46,143
Yasuda Warehouse Company, Ltd.	2,600	20,360
Yellow Hat, Ltd.	3,100	48,274
Yodogawa Steel Works, Ltd.	24,825	92,087
Yokogawa Bridge Corp.	6,000	51,626
Yokohama Reito Company, Ltd.	8,800	69,236
Yokowo Company, Ltd.	2,800	13,549
Yomeishu Seizo Company, Ltd.	3,000	25,774
Yomiuri Land Company, Ltd.	5,000	29,220
Yondenko Corp.	1,000	3,516
Yorozu Corp.	3,300	51,985
Yoshinoya Holdings Conpany, Ltd.	66	75,314
Yuasa Funashoku Company, Ltd.	4,000	9,061
Yuasa Trading Company, Ltd.	28,000	57,373
Yuken Kogyo Company, Ltd.	2,000	3,511
Yurtec Corp.	8,000	25,277
Yusen Logistics Company, Ltd.	4,000	39,725
Yushin Precision Equipment Company, Ltd.	1,900	33,679
Yushiro Chemical Industry Company, Ltd.	1,500	13,903

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Zappallas, Inc.	8	$8,612
Zenrin Company, Ltd.	5,200	59,955
Zensho Holdings Company, Ltd.	7,500	98,304
Zeria Pharmaceutical Company, Ltd.	4,000	60,414
Zojirushi Corp.	1,000	3,320
Zuken, Inc.	2,300	14,571

		63,445,720
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd.	30,289	181,781
Centamin PLC (I)	123,822	100,755
Heritage Oil, Ltd. (I)	33,279	96,480

		379,016
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	198	6,792
Verwaltungs & Privat Bank AG	503	44,001

		50,793
Luxembourg - 0.3%
APERAM	13,770	181,613
Elcoteq SE (I)	353	106
Eurofins Scientific	1,300	257,399
GAGFAH SA (I)	7,615	83,899
Regus PLC	114,263	230,800

		753,817
Malaysia - 0.0%
Nam Cheong, Ltd.	143,000	29,925
Malta - 0.1%
Unibet Group PLC	6,202	224,741
Mauritius - 0.0%
Essar Energy PLC (I)	21,434	43,749
Monaco - 0.0%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	43,132
Mongolia - 0.0%
Mongolian Mining Corp. (I)	38,500	16,464
Netherlands - 1.8%
Aalberts Industries NV	21,272	470,878
Accell Group	2,990	51,083
AMG Advanced Metallurgical Group NV (I)	7,469	62,383
Amsterdam Commodities NV	3,253	64,720
Arcadis NV	9,925	277,233
ASM International NV	9,233	366,048
BE Semiconductor Industries NV	9,793	76,092
Beter Bed Holding NV	3,373	65,399
BinckBank NV	9,514	96,234
Brunel International NV	2,644	132,112
CSM NV	17,146	382,904
Delta Lloyd NV	17,819	314,854
DOCdata NV	350	6,065
Dockwise, Ltd. (I)	738	17,597
Exact Holdings NV	3,073	60,067
Grontmij (I)	8,838	38,701
Heijmans NV	2,468	22,774
Hunter Douglas NV	368	14,885
KAS Bank NV	2,111	24,605
Kendrion NV	1,687	41,136
Koninklijke BAM Groep NV	50,537	205,072
Koninklijke Ten Cate NV	7,587	182,974
Koninklijke Wessanen NV	16,397	45,445
Macintosh Retail Group NV	3,311	36,760

The accompanying notes are an integral part of the financial statements.
115

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Nederlandsche Apparatenfabriek (NEDAP) NV	758	$30,904
Nutreco Holding NV	7,068	656,414
Ordina NV (I)	12,418	19,057
PostNL NV (I)	95,659	225,477
Royal Imtech NV	14,706	164,391
SBM Offshore NV (I)	13,516	187,933
Sligro Food Group NV	4,162	135,052
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV	2,755	31,887
TKH Group NV	7,266	189,663
TomTom NV (I)	26,685	112,187
Unit4 NV	6,458	213,690
USG People NV	21,764	174,604

		5,197,280
New Zealand - 0.9%
Air New Zealand, Ltd.	55,131	63,808
Chorus, Ltd.	44,496	106,699
Ebos Group, Ltd.	6,812	51,514
Fisher & Paykel Healthcare Corp.	99,928	212,371
Freightways, Ltd.	28,518	104,838
Hallenstein Glasson Holdings, Ltd.	6,230	28,927
Infratil, Ltd.	111,284	218,477
Mainfreight, Ltd.	9,676	95,583
Michael Hill International, Ltd.	8,000	8,594
New Zealand Exchange, Ltd.	38,621	41,508
New Zealand Oil & Gas, Ltd.	50,250	38,599
New Zealand Refining Company, Ltd.	20,150	42,646
Nuplex Industries, Ltd.	26,572	75,093
PGG Wrightson, Ltd.	18,780	6,208
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	184,246
Pumpkin Patch, Ltd. (I)	30,500	35,045
Rakon, Ltd. (I)	10,503	1,916
Restaurant Brands New Zealand Ltd.	25,273	59,475
Ryman Healthcare, Ltd.	61,053	232,090
Sanford, Ltd.	6,681	23,717
Sky Network Television, Ltd.	36,291	154,306
SKYCITY Entertainment Group, Ltd.	119,779	420,403
Steel & Tube Holdings, Ltd.	7,400	17,120
Tower, Ltd.	43,309	68,661
TrustPower, Ltd.	4,918	32,104
Vector, Ltd.	53,828	129,002
Warehouse Group, Ltd.	19,518	54,379
Xero, Ltd. (I)	5,591	35,360

		2,542,689
Norway - 1.1%
ABG Sundal Collier Holding ASA	54,697	45,193
AF Gruppen ASA	119	1,202
Agasti Holding ASA (I)	30,000	6,268
Algeta ASA (I)	4,289	143,557
Atea ASA	13,004	148,670
Austevoll Seafood ASA	13,182	82,627
Bonheur ASA	1,244	30,503
BW Offshore, Ltd.	58,362	63,668
BWG Homes ASA (I)	16,814	41,556
Cermaq ASA	10,587	181,555
Clavis Pharma ASA (I)	4,727	6,382
Det Norske Oljeselskap ASA (I)	7,432	116,379
DNO International ASA (I)	120,482	216,155
DOF ASA (I)	9,380	45,113
Ekornes ASA	3,853	67,100
Electromagnetic GeoServices ASA (I)	25,871	43,041

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Eltek ASA	32,294	$31,145
Evry ASA	10,907	15,954
Farstad Shipping ASA	4,400	103,416
Ganger Rolf ASA	2,018	46,940
Hurtigruten ASA (I)	11,189	5,888
Kongsberg Automotive Holding ASA (I)	126,594	32,379
Kvaerner ASA	35,560	81,586
Leroy Seafood Group ASA	3,510	107,073
Nordic Semiconductor ASA (I)	28,917	79,393
Norske Skogindustrier ASA (I)	24,491	14,894
Norwegian Air Shuttle ASA (I)	5,230	203,332
Norwegian Energy Company AS (I)	47,361	33,011
Odfjell ASA (I)	6,307	29,134
Opera Software ASA	12,248	76,699
Panoro Energy ASA (I)	4,287	1,822
PhotoCure ASA (I)	1,408	9,486
Q-Free ASA (I)	7,500	22,483
Renewable Energy Corp. ASA (I)	33,441	5,564
Salmar ASA (I)	2,648	26,987
Scana Industrier ASA (I)	26,408	1,927
Sevan Marine ASA (I)	2,024	6,558
Siem Offshore, Inc. (I)	20,762	28,517
Solstad Offshore ASA	3,000	54,869
SpareBank 1 SR Bank ASA	2,469	19,850
Sparebanken 1 SMN	17,803	141,819
STX OSV Holdings, Ltd.	110,000	112,027
Tomra Systems ASA	27,464	265,466
TTS Group ASA	6,770	10,614
Veidekke ASA	14,364	116,201
Wilh Wilhelmsen Holding ASA	1,683	14,738
Wilh Wilhelmsen Holding ASA, Class A	4,200	127,894

		3,066,635
Peru - 0.1%
Copeinca ASA	9,320	94,224
Portugal - 0.5%
Altri SGPS SA	26,058	62,020
Banco BPI SA (I)	70,229	113,573
Banco Comercial Portugues SA (I)	806,148	114,041
Banco Espirito Santo SA (I)	287,235	344,007
BANIF - Banco Internacional
do Funchal SA (I)	4,673	811
Impresa SGPS SA (I)	13,515	7,583
Investimentos Participacoes e Gestao SA (I)	31,529	8,125
Mota Engil SGPS SA	9,080	24,467
Novabase SGPS SA	2,054	7,989
Portucel - Empresa Produtora de Pasta
e Papel SA	36,985	131,171
Redes Energeticas Nacionais SA	29,030	88,875
Semapa-Sociedade de Investimento & Gestao	13,945	125,100
Sonae	174,227	161,164
Sonae Industria SGPS SA (I)	4,886	3,759
Sonaecom - SGPS SA	16,692	33,076
Teixeira Duarte SA (I)	37,298	26,299
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	37,568	168,494

		1,420,554
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	4,486	38,526
Singapore - 1.8%
Amtek Engineering, Ltd.	52,000	22,778
Ausgroup, Ltd.	176,000	75,368

The accompanying notes are an integral part of the financial statements.
116

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Baker Technology, Ltd.	101,000	$35,963
Banyan Tree Holdings, Ltd. (I)	78,000	41,840
Biosensors International Group, Ltd. (I)	182,000	187,807
Bonvests Holdings, Ltd.	36,400	34,393
Boustead Singapore, Ltd.	59,000	61,351
Broadway Industrial Group, Ltd.	18,000	5,009
Bukit Sembawang Estates, Ltd.	23,000	128,664
Cape PLC	20,985	73,981
CH Offshore, Ltd.	50,000	19,484
China Aviation Oil Singapore Corp., Ltd.	60,000	54,098
China Merchants Holdings Pacific, Ltd.	41,000	30,766
Chip Eng Seng Corp., Ltd.	148,000	89,425
Chuan Hup Holdings, Ltd.	78,000	17,801
Cosco Corp. Singapore, Ltd.	199,000	149,632
Creative Technology, Ltd.	7,050	16,955
CSE Global, Ltd.	97,000	68,661
CWT, Ltd.	61,000	70,204
Dyna-Mac Holdings, Ltd.	25,000	9,513
Elec & Eltek International Company, Ltd.	2,000	4,476
Ezra Holdings, Ltd. (I)	186,800	169,955
Falcon Energy Group, Ltd. (I)	32,000	9,893
FJ Benjamin Holdings, Ltd.	5,000	1,150
Food Empire Holdings, Ltd.	43,800	23,715
Fragrance Group, Ltd.	200,000	41,985
Freight Links Express Holdings, Ltd.	126,236	8,667
Gallant Venture, Ltd. (I)	111,000	25,441
GMG Global, Ltd.	510,000	56,882
Goodpack, Ltd.	50,000	77,326
Guocoland, Ltd.	9,000	16,927
GuocoLeisure, Ltd.	131,000	78,296
Guthrie GTS, Ltd.	60,000	37,752
Healthway Medical Corp, Ltd. (I)	336,375	28,015
Hi-P International, Ltd.	51,000	28,146
Hiap Hoe, Ltd.	38,000	19,926
Ho Bee Investment, Ltd.	71,000	108,068
Hong Fok Corp., Ltd. (I)	67,760	34,820
Hong Leong Asia, Ltd.	23,000	32,757
Hotel Properties, Ltd.	46,100	117,281
HTL International Holdings, Ltd.	24,000	6,285
Hwa Hong Corp., Ltd.	55,000	16,535
Hyflux, Ltd.	68,000	77,036
Indofood Agri Resources, Ltd.	114,000	114,059
Innotek, Ltd.	16,000	4,128
Jaya Holdings, Ltd.	57,000	33,336
K-Green Trust	54,000	47,753
Keppel Telecommunications
& Transportation, Ltd.	15,000	16,685
LC Development, Ltd.	68,000	8,989
Lian Beng Group, Ltd.	53,000	18,468
Low Keng Huat Singapore, Ltd. (I)	64,000	34,817
Manhattan Resources, Ltd. (I)	34,000	13,178
Mercator Lines Singapore, Ltd.	70,000	6,963
Metro Holdings, Ltd.	53,600	38,525
Mewah International, Inc.	57,000	23,021
Miclyn Express Offshore Ltd.	9,660	21,993
Midas Holdings, Ltd.	275,000	114,209
MobileOne, Ltd.	48,000	108,486
NatSteel, Ltd.	29,000	35,317
Oceanus Group, Ltd. (I)	142,000	7,768
OM Holdings, Ltd. (I)	9,171	3,143
Orchard Parade Holdings, Ltd.	42,594	75,154
OSIM International, Ltd.	44,000	64,852
Otto Marine, Ltd. (I)	223,500	15,936

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Overseas Union Enterprise, Ltd.	26,000	$60,905
Pan Pacific Hotels Group, Ltd.	30,000	60,333
Pan-united Corp. Ltd.	27,000	20,997
Petra Foods, Ltd.	46,000	148,679
Popular Holdings Ltd.	41,000	8,774
QAF, Ltd.	31,000	22,364
Raffles Education Corp., Ltd. (I)	157,233	48,112
Raffles Medical Group, Ltd.	13,326	34,886
Rotary Engineering, Ltd.	37,000	16,000
S I2I, Ltd. (I)	316,000	7,641
SBS Transit, Ltd.	20,500	24,924
Sim Lian Group, Ltd.	69,447	48,493
Sinarmas Land, Ltd.	280,000	78,776
Singapore Post, Ltd.	259,784	252,788
Singapore Reinsurance Corp., Ltd.	47,000	9,662
Stamford Land Corp., Ltd.	114,000	51,915
Super Coffeemix Manufacturing, Ltd.	38,000	115,732
Swiber Holdings, Ltd.	106,000	59,082
Tat Hong Holdings, Ltd.	59,000	72,331
Technics Oil & Gas, Ltd.	25,000	18,939
The Hour Glass, Ltd.	5,000	7,088
Tiong Woon Corp. Holding, Ltd.	12,000	3,493
Triyards Holdings, Ltd. (I)	14,680	9,295
Tuan Sing Holdings, Ltd.	104,000	30,215
UMS Holdings, Ltd.	19,000	7,047
United Engineers, Ltd.	49,000	130,651
United Envirotech, Ltd.	53,000	30,102
UOB-Kay Hian Holdings, Ltd.	64,000	87,268
UPP Holdings, Ltd.	136,000	36,637
Venture Corp., Ltd.	41,000	282,190
WBL Corp., Ltd.	16,000	56,458
Wing Tai Holdings, Ltd.	77,817	121,914
XP Power, Ltd.	1,746	29,983
Yeo Hiap Seng, Ltd.	8,834	20,753
Yongnam Holdings, Ltd.	257,000	58,644

		5,094,878
South Africa - 0.0%
Great Basin Gold, Ltd. (I)	63,642	764
Spain - 1.7%
Abengoa SA (I)	8,068	22,642
Abengoa SA, B Shares (I)	32,272	83,882
Acerinox SA	14,512	156,553
Adolfo Dominguez SA (I)	1,580	9,083
Almirall SA	8,928	113,347
Amper SA (I)	2,862	6,208
Antena 3 de Television SA (I)	13,341	78,760
Azkoyen SA (I)	2,428	4,715
Banco Espanol de Credito SA (I)	6,572	30,643
Banco Popular Espanol SA (I)	23,760	20,462
Bankinter SA	40,148	223,906
Baron de Ley SA (I)	517	34,082
Bolsas y Mercados Espanoles SA	13,007	338,107
Caja de Ahorros del Mediterraneo (I)	1,684	220
Campofrio Food Group SA (I)	2,513	14,935
Cementos Portland Valderrivas SA (I)	1,810	12,069
Cie Automotive SA	5,887	39,250
Codere SA (I)	2,376	12,091
Construcciones & Auxiliar de Ferrocarriles SA	318	136,171
Deoleo SA (I)	29,275	10,684
Duro Felguera SA (I)	11,996	82,944
Ebro Foods SA	16,205	309,788
Elecnor SA	5,499	66,710

The accompanying notes are an integral part of the financial statements.
117

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Ence Energia y Celulosa SA	34,152	$105,405
Ercros SA (I)	14,570	8,086
Faes Farma SA	42,867	126,144
Fluidra SA	1,792	6,276
Fomento de Construcciones y Contratas SA	6,520	76,181
Gamesa Corporacion Tecnologica SA	21,578	64,544
Grupo Catalana Occidente SA (I)	8,464	189,585
Grupo Ezentis SA (I)	34,897	7,380
Grupo Tavex SA (I)	8,435	2,294
Iberpapel Gestion SA	1,271	24,219
Indra Sistemas SA	22,106	274,499
La Seda de Barcelona SA (I)	8,595	8,751
Laboratorios Farmaceuticos Rovi SA	1,848	15,206
Mediaset Espana Comunicacion SA	34,574	241,397
Melia Hotels International SA	10,504	83,342
Miquel y Costas SA	1,538	46,155
NH Hoteles SA (I)	24,006	96,226
Obrascon Huarte Lain SA	9,204	305,670
Papeles y Cartones de Europa SA	5,661	20,602
Pescanova SA	2,188	49,721
Prim SA	1,511	10,153
Promotora de Informaciones SA (I)	41,731	12,266
Prosegur Cia de Seguridad SA	29,600	173,896
Realia Business SA (I)	2,646	2,890
Sacyr Vallehermoso SA (I)	2,317	5,052
Service Point Solutions SA (I)	39,578	6,880
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	11,792	8,212
Tecnicas Reunidas SA	5,837	294,132
Telecomunicaciones y Energia (I)	4,417	6,645
Tubacex SA (I)	18,532	56,818
Tubos Reunidos SA (I)	24,778	55,540
Unipapel SA	967	14,272
Vidrala SA (I)	2,768	95,985
Viscofan SA	8,086	423,892
Vocento SA (I)	6,333	9,711
Vueling Airlines SA (I)	2,475	25,596
Zeltia SA (I)	33,571	58,265

		4,819,140
Sweden - 3.7%
AarhusKarlshamn AB	5,452	255,752
Acando AB	15,025	36,866
Active Biotech AB (I)	9,214	70,595
AddTech AB	3,413	113,440
AF AB	6,316	181,058
Atrium Ljungberg AB, B Shares	1,775	25,325
Avanza Bank Holding AB	3,081	86,207
Axfood AB	4,116	172,170
Axis Communications AB	7,958	207,980
B&B Tools AB	4,235	60,581
BE Group AB	8,608	25,112
Beijer Alma AB	3,264	77,086
Beijer Electronics AB	1,967	21,512
Betsson AB	6,241	205,311
Bilia AB	4,374	79,944
BillerudKorsnas AB	33,720	339,841
BioGaia AB	2,610	75,354
Bjoern Borg AB	3,904	25,117
Bure Equity AB (I)	15,157	57,478
Byggmax Group AB	7,265	43,303
Castellum AB	31,455	472,475
CDON Group AB (I)	3,188	17,251
Cision AB (I)	1,363	12,428

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Clas Ohlson AB	7,805	$117,101
Cloetta AB (I)	5,464	13,952
Concordia Maritime AB	748	1,214
Connecta AB	1,023	8,367
Doro AB	1,728	7,294
Duni AB	3,667	34,019
East Capital Explorer AB	1,176	9,559
Enea AB (I)	2,038	16,096
Eniro AB (I)	14,394	28,594
Fabege AB	27,340	302,260
Fagerhult AB	600	18,335
Fastighets AB Balder - B Shares (I)	14,300	105,049
G & L Beijer AB	4,000	77,008
Gunnebo AB	11,783	57,110
Hakon Invest AB	11,207	304,813
Haldex AB	13,150	79,369
Hexpol AB	4,829	283,418
HIQ International AB	11,419	70,600
Hoganas AB	5,027	252,126
Holmen AB, Series B	12,513	383,949
Hufvudstaden AB, Class A	3,446	47,309
Husqvarna AB, A Shares	2,807	16,449
Husqvarna AB, B Shares	39,638	244,299
Industrial & Financial Systems AB	4,420	88,118
Indutrade AB	2,535	89,172
Intrum Justitia AB	11,086	198,858
JM AB	16,305	372,360
KappAhl Holding AB (I)	2,262	9,478
Klovern AB	7,293	32,437
KNOW IT AB	3,046	24,726
Kungsleden AB	25,788	165,895
Lagercrantz AB	4,000	61,547
Lindab International AB	12,536	100,261
Loomis AB	13,217	253,205
Meda AB	7,156	80,531
Medivir AB (I)	5,060	70,215
Mekonomen AB	4,281	146,388
Micronic Laser Systems AB (I)	11,550	23,535
NCC AB, A Shares	1,425	36,881
NCC AB, B Shares	17,410	452,808
Net Entertainment NE AB	5,356	74,025
Net Insight AB (I)	50,000	11,210
New Wave Group AB	10,366	61,533
Nibe Industrier AB	14,836	250,473
Nobia AB (I)	26,454	146,651
Nolato AB	3,787	61,317
Nordnet AB	16,938	59,167
Northland Resources SA (I)	9,900	1,248
OEM International AB	8,427	99,411
Orexo AB (I)	1,206	10,446
PA Resources AB (I)	550,655	7,652
Peab AB	29,986	174,093
Pricer AB	13,696	16,520
Proact IT Group AB	930	14,195
Proffice AB	10,000	37,776
Raysearch Laboratories AB (I)	1,254	6,009
Readsoft AB	578	2,367
Rezidor Hotel Group AB (I)	16,972	80,882
RNB Retail & Brands AB (I)	17,418	2,382
Saab AB	7,639	167,505
SAS AB (I)	37,797	84,904
Sectra AB	421	3,220
Securitas AB, Series B	2,240	20,800

The accompanying notes are an integral part of the financial statements.
118

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Semcon AB (I)	1,983	$16,961
SkiStar AB	4,288	58,043
SSAB AB, Series A	38,887	301,469
SSAB AB, Series B	12,222	82,139
Studsvik AB	1,193	5,731
Sweco AB	5,913	73,479
Swedish Orphan Biovitrum AB (I)	23,793	144,146
Swedol AB	662	2,149
Systemair AB	141	2,310
TradeDoubler AB	7,620	19,453
Trelleborg AB, Series B	46,461	656,487
Vitrolife AB	1,819	13,917
Wallenstam AB	14,516	191,366
Wihlborgs Fastigheter AB	12,694	209,666

		10,517,993
Switzerland - 4.9%
Acino Holding AG	792	83,116
Advanced Digital Broadcast Holdings SA (I)	310	5,115
AFG Arbonia-Forster Holding AG (I)	2,583	67,965
Allreal Holding AG	2,085	306,734
ALSO-Actebis Holding AG	779	38,271
APG SGA SA	112	25,626
Aryzta AG	1,436	82,532
Ascom Holding AG	4,996	54,443
Autoneum Holding AG (I)	353	23,182
Bachem Holding AG	525	21,258
Bank Coop AG	2,190	125,946
Banque Cantonale de Geneve	109	26,615
Banque Privee Edmond de Rothschild SA	1	20,858
Basilea Pharmaceutica (I)	1,461	85,730
Belimo Holding AG	79	168,612
Bell Holding AG	27	65,403
Bellevue Group AG	887	13,676
Berner Kantonalbank	722	197,050
BKW SA	443	14,392
Bobst Group AG (I)	1,677	51,700
Bossard Holding AG	697	116,385
Bucher Industries AG	1,018	222,929
Burckhardt Compression Holding AG	571	205,912
Burkhalter Holding AG	115	43,558
Centralschweizerische Kraftwerke AG	118	39,730
Charles Voegele Holding AG (I)	1,112	19,459
Cie Financiere Tradition SA	106	6,268
Clariant AG	41,950	637,420
Coltene Holding AG	524	20,460
Conzzeta Holding AG	69	132,378
Daetwyler Holding AG	1,186	124,445
Dufry Group AG (I)	2,828	385,507
EFG International	8,296	105,294
Emmi AG	559	153,774
EMS-Chemie Holding AG	387	108,516
Energiedienst Holding AG	1,013	41,387
Ferrexpo PLC	33,409	115,495
Flughafen Zuerich AG	716	330,987
Forbo Holding AG	308	202,154
Galenica Holding AG	238	136,976
GAM Holding AG	36,286	614,496
Gategroup Holding AG	5,095	101,784
Georg Fischer AG	682	308,236
Gurit Holding AG	77	32,533
Helvetia Patria Holding AG	907	363,811
Highlight Communications AG	3,263	17,934
Huber & Suhner AG	665	32,999

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Implenia AG	2,700	$151,210
Inficon Holding AG	340	92,144
Informa PLC	116,111	881,896
Interroll Holding AG	85	34,740
Intershop Holdings	212	74,034
Jungfraubahn Holding AG	265	18,355
Kaba Holding AG	502	218,212
Kardex AG (I)	810	24,241
Komax Holding AG	836	72,627
Kudelski SA	7,079	81,512
Kuoni Reisen Holding AG	793	245,407
LEM Holding SA	295	183,845
LifeWatch AG (I)	1,457	11,473
Logitech International SA	34,834	234,536
Lonza Group AG	6,129	382,352
Luzerner Kantonalbank AG	435	166,150
Metall Zug AG	25	54,994
Meyer Burger Technology AG (I)	7,522	65,016
Micronas Semiconductor Holding AG	5,432	41,442
Mobilezone Holding AG	6,527	67,125
Mobimo Holding AG	1,074	244,654
Myriad Group AG (I)	2,864	7,093
Nobel Biocare Holding AG	22,850	220,997
OC Oerlikon Corp. AG	29,678	361,417
Orascom Development Holding AG (I)	2,115	27,976
Orell Fuessli Holding AG	223	22,394
Orior AG	945	52,173
Panalpina Welttransport Holding AG	1,775	187,244
Phoenix Mecano AG	125	65,998
PSP Swiss Property AG	67	6,083
PubliGroupe SA	311	48,828
Rieter Holding AG	353	63,843
Romande Energie Holding SA	43	49,454
Schaffner Holding AG	90	22,087
Schmolz + Bickenbach AG	3,596	9,710
Schweiter Technologies AG	192	113,685
Schweizerische National-Versicherungs-
Gesellschaft AG	2,823	134,840
Siegfried Holding AG	559	73,231
St. Galler Kantonalbank	426	180,888
Straumann Holding AG	760	104,759
Swiss Life Holding	5,862	960,530
Swisslog Holding AG	60,097	76,310
Swissquote Group Holding SA	1,018	34,267
Tamedia AG	558	64,163
Tecan Group AG	2,024	177,954
Temenos Group AG (I)	9,240	209,513
Tornos SA (I)	2,185	14,690
U-Blox AG	973	44,788
Valiant Holding AG	1,904	173,995
Valora Holding AG	536	114,313
Vaudoise Assurances Holding SA	211	74,341
Vetropack Holding AG	21	42,452
Von Roll Holding AG (I)	2,046	4,695
Vontobel Holding AG	4,837	167,713
VZ Holding AG	638	87,817
Walliser Kantonalbank	5	4,540
WMH Walter Meier AG	120	36,142
Ypsomed Holding AG	776	45,592
Zehnder Group AG	2,058	100,038
Zueblin Immobilien Holding AG (I)	7,460	21,020
Zug Estates Holding AG (I)	24	30,746

The accompanying notes are an integral part of the financial statements.
119

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Zuger Kantonalbank	21	$109,894

		13,793,229
United Arab Emirates - 0.0%
Lamprell PLC	30,019	62,291
United Kingdom - 19.9%
4imprint Group PLC	3,295	18,368
A.G.Barr PLC	16,658	129,686
Aberdeen Asset Management PLC	111,289	724,204
Aegis Group PLC	156,030	564,449
Afren PLC (I)	207,832	448,204
African Barrick Gold, Ltd.	4,879	19,463
Aga Rangemaster Group PLC	16,809	20,401
Alent PLC (I)	58,692	332,152
Amlin PLC	99,630	643,921
Anglo Pacific Group PLC	13,955	60,184
Anglo-Eastern Plantations PLC	3,323	35,331
Anite PLC	54,617	131,424
Ashmore Group PLC	49,675	270,028
Ashtead Group PLC	97,208	757,495
Assura Group, Ltd.	39,777	20,903
Aveva Group PLC	11,846	413,988
Avon Rubber PLC	714	4,385
AZ Electronic Materials SA	11,566	67,765
Babcock International Group PLC	44,656	726,372
Balfour Beatty PLC	130,727	564,365
Barratt Developments PLC (I)	220,117	799,928
BBA Aviation PLC	92,848	359,547
Bellway PLC	24,995	439,597
Berendsen PLC	34,275	354,567
Berkeley Group Holdings PLC (I)	24,027	692,876
Betfair Group PLC	10,039	106,046
Bloomsbury Publishing PLC	9,864	15,543
Bodycote PLC	43,896	363,775
Booker Group PLC	258,527	457,130
Bovis Homes Group PLC	34,079	333,498
Braemar Seascope Group PLC	1,189	6,953
Brammer PLC	15,823	87,499
Brewin Dolphin Holdings PLC	52,601	158,998
British Polythene Industries PLC	4,400	30,165
Britvic PLC	42,756	274,378
BTG PLC (I)	54,223	270,394
Cable & Wireless Communications PLC	323,832	206,359
Cairn Energy PLC (I)	47,153	194,379
Capital & Counties Properties PLC	5,753	23,128
Capital & Regional PLC (I)	10,673	4,866
Carclo PLC	7,141	49,941
Carillion PLC	74,847	350,398
Carpetright PLC (I)	7,537	75,945
Carr’s Milling Industries PLC	268	4,504
Castings PLC	6,764	34,402
Centaur Media PLC	19,732	15,165
Charles Stanley Group PLC	5,789	31,313
Charles Taylor Consulting PLC	5,241	13,724
Chemring Group PLC	25,908	108,912
Chesnara PLC	17,735	62,438
Chime Communications PLC	7,627	28,307
Cineworld Group PLC	15,103	62,050
Clarkson PLC	1,215	27,400
Close Brothers Group PLC	29,756	471,314
Cobham PLC	133,412	467,787
Colt Telecom Group SA (I)	55,712	109,925
Communisis PLC	21,576	15,264

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Computacenter PLC	17,039	$125,332
Concentric AB	13,150	137,603
Consort Medical PLC	7,040	78,028
Costain Group PLC	7,708	33,278
Cranswick PLC	10,492	158,454
Creston PLC	10,587	14,284
Croda International PLC	12,602	495,669
CSR PLC	47,524	331,031
D.S. Smith PLC	189,558	692,112
Daily Mail & General Trust PLC	57,273	617,038
Dairy Crest Group PLC	29,951	192,822
Darty PLC	64,912	46,136
De La Rue PLC	19,911	279,885
Debenhams PLC	249,580	357,391
Dechra Pharmaceuticals PLC	11,340	120,424
Development Securities PLC	19,418	48,218
Devro PLC	32,284	172,898
Dialight PLC	4,409	82,276
Dignity PLC	10,684	205,646
Diploma PLC	21,383	198,696
Dixons Retail PLC (I)	770,492	317,722
Domino Printing Sciences PLC	21,541	228,855
Domino’s Pizza UK & IRL PLC	21,403	174,176
Drax Group PLC	76,204	711,145
Dunelm Group PLC	9,815	111,663
E2V Technologies PLC	7,270	13,456
easyJet PLC	33,346	504,638
Electrocomponents PLC	84,382	328,783
Elementis PLC	84,322	314,884
EnQuest PLC (I)	141,545	285,659
Enterprise Inns PLC (I)	94,866	151,994
Euromoney Institutional Investor PLC	5,112	71,376
F&C Asset Management PLC	96,030	149,650
Fenner PLC	33,480	214,863
Fiberweb PLC	1,537	1,818
Fidessa Group PLC	7,402	209,713
Filtrona PLC	35,529	344,130
Findel PLC (I)	72,656	7,445
FirstGroup PLC	75,809	222,239
Fuller Smith & Turner PLC	8,112	97,123
Future PLC (I)	44,714	12,980
Galliford Try PLC	17,472	239,318
Gem Diamonds, Ltd. (I)	17,271	42,608
Genus PLC	10,500	229,091
Go-Ahead Group PLC	6,804	146,985
Greene King PLC	45,742	483,877
Greggs PLC	20,213	153,530
Halfords Group PLC	37,955	181,476
Halma PLC	65,970	492,652
Hardy Oil & Gas PLC (I)	7,986	14,051
Hargreaves Lansdown PLC	29,861	392,922
Hays PLC	240,962	358,935
Headlam Group PLC	14,115	74,513
Helical Bar PLC	22,165	77,215
Henry Boot PLC	14,125	34,570
Hikma Pharmaceuticals PLC	23,510	308,317
Hill & Smith Holdings PLC	15,750	114,049
Hilton Food Group, Ltd.	1,897	9,628
Hochschild Mining PLC	32,648	192,264
Hogg Robinson Group PLC	51,801	42,035
Home Retail Group PLC	138,597	267,203
Homeserve PLC	42,363	151,688
Howden Joinery Group PLC	128,869	417,743

The accompanying notes are an integral part of the financial statements.
120

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Hunting PLC	22,491	$295,864
Huntsworth PLC	22,389	16,474
Hyder Consulting PLC	1,002	6,976
ICAP PLC	50,711	255,160
IG Group Holdings PLC	59,081	441,210
Imagination Technologies Group PLC (I)	31,133	239,920
Inchcape PLC	82,068	629,594
Inmarsat PLC	76,414	755,390
Innovation Group PLC (I)	146,765	55,671
Intermediate Capital Group PLC	51,098	302,019
International Personal Finance PLC	25,827	156,550
Interserve PLC	27,735	207,519
Invensys PLC	120,411	652,786
IP Group PLC (I)	40,441	81,546
ITE Group PLC	46,681	188,239
J.D. Wetherspoon PLC	20,402	161,910
James Fisher & Sons PLC	6,773	89,908
Jardine Lloyd Thompson Group PLC	21,435	259,192
Jazztel PLC (I)	44,312	340,434
JD Sports Fashion PLC	3,849	47,692
JKX Oil & Gas PLC (I)	17,585	17,966
John Menzies PLC	7,960	90,600
John Wood Group PLC	36,360	422,582
Johnston Press PLC (I)	131,792	25,536
Jupiter Fund Management PLC	36,864	188,022
Kcom Group PLC	106,757	123,996
Keller Group PLC	9,546	107,663
Kier Group PLC	6,286	122,597
Kofax PLC (I)	12,157	52,654
Ladbrokes PLC	158,843	552,065
Laird PLC	63,181	237,037
Lancashire Holdings, Ltd.	31,742	437,980
Laura Ashley Holdings PLC	68,094	30,002
Lavendon Group PLC	20,567	55,172
Liontrust Asset Management PLC (I)	5,127	13,791
London Stock Exchange Group PLC	15,257	307,871
Lonmin PLC (I)	9,586	51,956
Lookers PLC	41,910	52,436
LSL Property Services PLC	7,738	35,214
Management Consulting Group PLC	85,894	35,940
Marshalls PLC	29,028	47,513
Marston’s PLC	122,705	261,002
McBride PLC	32,860	73,183
Mears Group PLC (I)	12,118	68,023
Mecom Group PLC	10,230	14,364
Meggitt PLC	57,215	394,758
Melrose Industries PLC	201,545	788,678
Michael Page International PLC	49,381	321,705
Micro Focus International PLC	24,923	259,193
Millennium & Copthorne Hotels PLC	30,759	252,256
Mitchells & Butlers PLC (I)	45,739	237,258
Mitie Group PLC	68,912	300,015
Mondi PLC	16,807	215,395
Moneysupermarket.com Group PLC	47,068	144,463
Morgan Crucible Company PLC	51,154	227,592
Morgan Sindall PLC	5,845	47,867
Mothercare PLC (I)	15,643	64,541
MWB Group Holdings PLC (I)	15,166	1,122
N. Brown Group PLC	29,658	178,291
National Express Group PLC	69,284	230,881
NCC Group, Ltd.	6,726	14,889
Northgate PLC	31,587	159,686
Novae Group PLC	8,691	61,615

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Ocado Group PLC (I)	67,657	$134,584
Optos PLC (I)	8,945	27,532
Oxford Biomedica PLC (I)	110,000	3,758
Oxford Instruments PLC	9,975	259,949
Pace PLC	60,885	215,472
PayPoint PLC	12,642	169,087
Pendragon PLC (I)	213,559	73,684
Pennon Group PLC	25,507	253,576
Persimmon PLC	69,046	955,917
Petra Diamonds, Ltd. (I)	17,372	31,464
Petropavlovsk PLC	24,400	111,750
Phoenix IT Group, Ltd.	10,564	25,129
Photo-Me International PLC	22,753	26,222
Premier Farnell PLC	67,412	224,551
Premier Foods PLC (I)	52,799	73,554
Premier Oil PLC (I)	88,045	511,010
Provident Financial PLC	19,013	421,761
Puma Brandenburg, Ltd., A Shares (I)	82,607	7,519
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,133
Punch Taverns PLC (I)	73,594	12,404
PZ Cussons PLC	25,730	157,905
QinetiQ PLC	124,076	386,276
Quintain Estates & Development PLC (I)	161,428	169,661
R.E.A. Holdings PLC	2,867	20,333
Rank Group PLC	1,201	2,989
Rathbone Brothers PLC	4,711	100,543
Redrow PLC (I)	56,819	160,623
Renishaw PLC	6,127	181,713
Renold PLC (I)	26,634	10,912
Rentokil Initial PLC	292,122	409,278
Restaurant Group PLC	39,381	250,297
Ricardo PLC	9,643	57,809
Rightmove PLC	15,842	413,637
RM PLC	13,737	16,178
Robert Walters PLC	8,872	28,539
Rotork PLC	15,389	665,998
RPC Group PLC	34,499	230,226
RPS Group PLC	42,753	158,113
Safestore Holdings PLC	28,665	54,831
Salamander Energy PLC (I)	49,302	150,663
Savills PLC	24,239	194,835
SDL PLC	15,813	124,484
Senior PLC	83,708	306,993
Sepura PLC	5,764	8,382
Severfield Rowen PLC	8,148	8,394
Shanks Group PLC	57,825	72,307
Shore Capital Group PLC (I)	43,570	14,196
SIG PLC	119,667	252,847
Smiths News PLC	48,831	130,911
Soco International PLC (I)	38,713	216,871
Southern Cross Healthcare, Ltd. (I)	18,768	1,780
Spectris PLC	19,901	717,190
Speedy Hire PLC	49,610	31,421
Spirax-Sarco Engineering PLC	13,300	485,075
Spirent Communications PLC	110,810	257,779
Spirit Pub Company PLC	97,237	98,528
Sportingbet PLC	92,659	76,961
Sports Direct International PLC (I)	29,388	185,981
St James’s Place PLC	32,947	243,069
St. Ives Group PLC	12,932	23,522
St. Modwen Properties PLC	27,981	106,688
Stagecoach Group PLC	85,247	383,919
Sthree PLC	18,877	101,703

The accompanying notes are an integral part of the financial statements.
121

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Stolt-Nielsen, Ltd.	2,615	$52,850
SuperGroup PLC (I)	2,817	27,079
Synergy Health PLC	11,404	181,094
TalkTalk Telecom Group PLC	76,638	295,112
Taylor Wimpey PLC	687,064	844,547
Ted Baker PLC	5,384	100,373
Telecity Group PLC	9,897	140,003
Telecom Plus PLC	10,463	158,131
Thomas Cook Group PLC (I)	172,681	227,005
Topps Tiles PLC	25,009	23,605
Torotrak PLC (I)	880	334
Travis Perkins PLC	44,505	860,398
Tribal Group PLC	3,270	5,881
Trinity Mirror PLC (I)	44,118	78,858
TT electronics PLC	30,460	79,851
TUI Travel PLC	68,961	331,318
Tullett Prebon PLC	48,739	206,259
UK Mail Group PLC	6,109	34,116
Ultra Electronics Holdings PLC	11,433	292,954
Unite Group PLC	38,248	168,059
UTV Media PLC	12,462	27,569
Vectura Group PLC (I)	70,079	98,663
Vesuvius PLC	58,692	339,978
Victrex PLC	13,783	339,362
Vislink PLC	10,699	5,397
Vitec Group PLC	3,750	35,735
Volex Group PLC	6,093	10,305
VP PLC	664	3,406
W.S. Atkins PLC	20,405	268,835
WH Smith PLC	23,281	238,070
William Hill PLC	127,512	780,872
Wilmington Group PLC	8,311	20,107
Wincanton PLC (I)	11,768	10,704
Wolfson Microelectronics PLC (I)	19,545	57,880
Xaar PLC	18,927	96,307
Xchanging PLC (I)	44,135	95,340
Yule Catto & Company PLC	48,261	150,945

		56,756,848
United States - 0.2%
Alacer Gold Corp. (I)	24,834	85,248
Argonaut Gold, Inc. (I)	14,254	111,959
Atna Resources, Ltd. (I)	16,098	14,830
Biota Pharmaceuticals, Inc.	4,996	19,934
Boart Longyear, Ltd.	78,496	139,092
Diligent Board Member Services, Inc. (I)	5,758	24,998
Golden Star Resources, Ltd. (I)	13,800	21,804
Golden Star Resources, Ltd.
(Toronto Exchange) (I)	38,298	60,163
International Minerals Corp.	3,700	15,536
Jaguar Mining, Inc. (I)	2,112	1,085
pSivida Corp. (I)	2,379	4,010
Ram Power Corp. (I)	11,984	3,196
Thompson Creek Metals Company, Inc. (I)	33,472	114,083
UR-Energy, Inc. (I)	10,200	7,616
WaterFurance Renewable Energy, Inc.	1,161	18,847

		642,401

TOTAL COMMON STOCKS (Cost $267,643,966)		$282,991,475

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.0%
United Kingdom - 0.0%
REA Holdings PLC, 9.000%	172	298

TOTAL PREFERRED SECURITIES (Cost $305)		$298

WARRANTS - 0.0%
Duluth Exploration, Ltd. (Expiration Date:
07/31/2013, Strike Price: CAD 2.41) (I)	1,133	$0
Greenland Minerals & Energy, Ltd. (Expiration
Date: 10/05/2014; Strike Price: AUD 0.6) (I)	2,105	151
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	130,315	99

TOTAL WARRANTS (Cost $0)		$250

RIGHTS - 0.0%
Citycon OYJ (Expiration Date: 03/07/2013;
Strike Price: EUR 1.75) (I)	46,948	12,872
Tanami Gold NL (Expiration Date: 03/12/2013;
Strike Price: AUD 0.2) (I)	19,598	280

TOTAL RIGHTS (Cost $2,553)		$13,152

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	58,945	58,945

TOTAL SHORT-TERM INVESTMENTS (Cost $58,945)		$58,945

Total Investments (International Small Company Fund)
(Cost $267,705,769) - 99.4%		$283,064,120
Other assets and liabilities, net - 0.6%		1,794,990

TOTAL NET ASSETS - 100.0%		$284,859,110

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Australia - 0.2%
Billabong International, Ltd. (I)	3,490,223	$3,041,286
Belgium - 1.0%
KBC Groep NV	418,821	15,545,858
Brazil - 0.5%
Vale SA (Preference A Shares), ADR	383,010	7,035,894
Canada - 4.6%
AGF Management, Ltd., Class B	138,000	1,567,011
Ensign Energy Services, Inc.	813,500	13,520,863
Suncor Energy, Inc.	501,600	15,200,000
Talisman Energy, Inc.	1,376,940	17,291,028
Trican Well Service, Ltd.	1,674,800	21,583,604

		69,162,506
China - 1.8%
China Telecom Corp., Ltd., H Shares	19,149,589	9,907,530
Shanghai Electric Group Company, Ltd.,
H Shares	17,228,000	6,934,823
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	1,684,400	3,623,689
Trina Solar, Ltd., ADR (I)(L)	1,650,570	6,602,280

		27,068,322

The accompanying notes are an integral part of the financial statements.
122

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark - 0.3%
Vestas Wind Systems A/S (I)(L)	631,978	$4,523,687
France - 15.3%
Alstom SA	174,140	7,687,972
AXA SA	1,635,057	28,278,510
BNP Paribas SA	844,710	47,164,253
Carrefour SA	875,290	23,797,375
France Telecom SA	1,211,201	11,699,439
GDF Suez	34,680	653,467
Ipsen SA	224,632	7,765,703
Sanofi	412,276	38,926,833
Societe Generale SA (I)	682,365	26,216,684
Total SA	471,382	23,557,325
Vivendi SA	626,202	13,184,888

		228,932,449
Germany - 4.1%
Deutsche Lufthansa AG	1,072,560	21,636,059
E.ON AG	80,960	1,348,889
Gerresheimer AG	69,600	4,009,657
Kloeckner & Company SE (I)	659,580	9,729,833
Muenchener Rueckversicherungs AG	54,446	9,773,146
Siemens AG	147,569	15,337,563

		61,835,147
Hong Kong - 2.3%
China Mobile, Ltd.	1,041,500	11,426,936
First Pacific Company, Ltd.	3,016,000	3,968,090
Kingboard Chemical Holdings, Ltd.	6,136,500	18,692,017

		34,087,043
India - 0.8%
Reliance Industries, Ltd.	763,971	11,479,311
Ireland - 0.8%
CRH PLC	542,520	11,745,918
Italy - 1.7%
UniCredit SpA (I)	4,849,578	24,658,251
Japan - 6.1%
CAPCOM Company, Ltd. (L)	245,200	3,763,412
ITOCHU Corp.	1,938,700	22,367,429
Mazda Motor Corp. (I)	5,110,000	15,361,644
Namco Bandai Holdings, Inc.	855,200	13,593,088
Toyota Motor Corp.	453,300	23,286,967
Trend Micro, Inc.	471,100	13,309,579

		91,682,119
Netherlands - 10.0%
Aegon NV	3,849,070	22,929,550
Akzo Nobel NV	251,520	16,015,994
Fugro NV	11,828	563,412
ING Groep NV (I)	6,815,968	54,686,183
Koninklijke Philips Electronics NV	379,846	10,740,720
Randstad Holdings NV	388,900	16,482,780
Royal Dutch Shell PLC, B Shares	813,283	27,437,926

		148,856,565
Norway - 3.9%
Statoil ASA	1,060,830	26,298,116
Telenor ASA	1,477,481	31,817,835

		58,115,951
Singapore - 2.0%
Flextronics International, Ltd. (I)	3,325,580	22,115,107
Singapore Telecommunications, Ltd.	2,755,000	7,641,421

		29,756,528

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea - 7.9%
Hana Financial Group, Inc.	462,360	$17,184,289
KB Financial Group, Inc., ADR	953,048	33,766,491
KIWOOM Securities Company, Ltd.	115,721	6,567,277
Korea Investment Holdings Company, Ltd.	179,770	7,611,855
POSCO	64,303	20,905,736
Samsung Electronics Company, Ltd., GDR	42,064	29,897,306
Samsung Electronics Company, Ltd., GDR (S)	3,300	2,343,000

		118,275,954
Spain - 1.2%
Telefonica SA (I)	1,337,745	17,473,184
Sweden - 1.1%
Getinge AB, B Shares	212,021	6,383,374
Telefonaktiebolaget LM Ericsson, B Shares	880,794	10,653,481

		17,036,855
Switzerland - 9.9%
Basilea Pharmaceutica (I)	45,060	2,644,089
Credit Suisse Group AG	1,880,858	50,098,424
Lonza Group AG	127,490	7,953,346
Nobel Biocare Holding AG (L)	720,266	6,966,168
Noble Corp.	455,030	16,299,175
Novartis AG	231,380	15,670,763
Roche Holdings AG	153,820	35,070,825
Swiss Re, Ltd.	150,103	11,961,013
UBS AG	110,908	1,741,958

		148,405,761
Taiwan - 1.8%
Compal Electronics, Inc., GDR (S)	4,003,228	14,000,089
Siliconware Precision Industries Company	12,265,000	13,149,538

		27,149,627
United Kingdom - 18.3%
Aviva PLC	5,734,210	30,912,595
BAE Systems PLC	3,016,180	16,249,871
BP PLC, ADR	2,682,182	18,063,589
Carillion PLC	1,897,950	8,885,299
G4S PLC	3,941,150	17,346,396
GlaxoSmithKline PLC	1,421,605	31,339,880
Hays PLC	9,665,800	14,398,094
Kingfisher PLC	4,024,750	16,915,656
Lloyds Banking Group PLC (I)	25,834,090	21,302,952
Man Group PLC	16,849,220	25,519,881
Marks & Spencer Group PLC	2,133,560	11,991,132
Premier Foods PLC (I)	645,716	899,544
Rexam PLC	1,131,336	8,814,505
Tesco PLC	5,547,770	31,068,174
Vodafone Group PLC	7,749,696	19,455,232

		273,162,800
United States - 0.8%
Baker Hughes, Inc.	260,600	11,680,092

TOTAL COMMON STOCKS (Cost $1,348,472,192)		$1,440,711,108

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	1,795,779	17,972,873

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,968,518)		$17,972,873

SHORT-TERM INVESTMENTS - 2.7%
Time Deposits - 2.7%
Bank of Montreal, 0.1000%, 03/01/2013 *	$20,000,000	$20,000,000

The accompanying notes are an integral part of the financial statements.
123

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Time Deposits (continued)
Royal Bank of Canada, 0.1400%, 03/01/2013 *	$20,000,000	$20,000,000

		40,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $40,000,000)		$40,000,000

Total Investments (International Value Fund)
(Cost $1,406,440,710) - 100.3%		$1,498,683,981
Other assets and liabilities, net - (0.3%)		(4,248,148)

TOTAL NET ASSETS - 100.0%		$1,494,435,833

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 36.8%
U.S. Government - 34.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 04/15/2017	$16,083,939	$17,281,321
U.S. Treasury Bonds
2.750%, 11/15/2042	2,225,000	2,072,031
3.000%, 05/15/2042	775,000	762,770
3.125%, 11/15/2041	4,750,000	4,804,920
4.250%, 05/15/2039	1,325,000	1,638,031
4.375%, 11/15/2039 to 05/15/2041	11,603,500	14,635,379
4.500%, 08/15/2039	2,550,000	3,275,156
4.625%, 02/15/2040	2,250,000	2,946,798
5.375%, 02/15/2031	4,335,000	6,035,135
6.000%, 02/15/2026	2,075,000	2,952,335
6.250%, 05/15/2030 (F)	1,110,000	1,676,794
8.125%, 08/15/2019	250,000	360,645
U.S. Treasury Notes
0.250%, 06/30/2014 (D)	19,550,000	19,561,456
0.625%, 07/15/2014	1,700,000	1,709,629
0.875%, 04/30/2017	30,670,000	31,031,814
1.625%, 11/15/2022	2,060,000	2,017,834
1.750%, 07/31/2015	11,645,000	12,052,575
1.875%, 09/30/2017	3,525,000	3,715,847
2.000%, 04/30/2016 to 02/15/2023	6,415,000	6,616,280
2.125%, 08/15/2021	6,125,000	6,385,313
4.000%, 02/15/2015	19,800,000	21,250,192
4.250%, 11/15/2014	3,400,000	3,632,822

		166,415,077
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019	168,228	181,597
6.500%, 04/01/2029 to 08/01/2034	10,486	11,948
7.500%, 08/01/2025 to 05/01/2028	2,886	3,330
Federal National Mortgage Association
4.636%, 05/01/2013	66,402	66,643
4.860%, 01/01/2015	2,562,493	2,744,477
5.000%, 03/15/2016 to 06/01/2019	2,387,708	2,693,218
5.500%, 08/01/2035 to 11/01/2035	283,460	310,107
6.500%, 09/01/2031	23	26
Government National
Mortgage Association
4.000%, 09/15/2040 to 02/15/2042	4,037,634	4,396,201
6.000%, 12/15/2013 to 04/15/2035	21,036	23,824
6.500%, 06/15/2028 to 08/15/2034	17,101	19,473
7.000%, 11/15/2031 to 11/15/2033	67,898	78,721

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
8.000%, 07/15/2030		$1,086	$1,287

			10,530,852

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $170,966,352)			$176,945,929

FOREIGN GOVERNMENT
OBLIGATIONS - 0.9%
Brazil - 0.3%
Letras do Tesouro Nacional Bill Zero
Coupon 01/01/2015 (Z)	BRL	2,950,000	1,281,567
Chile - 0.2%
Republic of Chile 3.875%, 08/05/2020		$775,000	853,663
Mexico - 0.3%
Government of Mexico
3.625%, 03/15/2022		828,000	882,648
4.750%, 03/08/2044		706,000	741,300

			1,623,948
Qatar - 0.1%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	400,900

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,198,598)			$4,160,078

CORPORATE BONDS - 45.5%
Consumer Discretionary - 6.1%
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,963
AutoNation, Inc.
5.500%, 02/01/2020		100,000	108,250
Autozone, Inc.
3.700%, 04/15/2022		450,000	464,292
4.000%, 11/15/2020		665,000	713,487
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	145,779
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	6,200
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		5,000	5,319
CBS Corp.
5.750%, 04/15/2020		1,065,000	1,252,454
CCO Holdings LLC
5.250%, 09/30/2022		191,000	187,896
5.750%, 09/01/2023 (S)		95,000	95,119
6.500%, 04/30/2021		120,000	127,800
6.625%, 01/31/2022		235,000	254,388
7.375%, 06/01/2020		175,000	193,594
8.125%, 04/30/2020		5,000	5,569
Choice Hotels International, Inc.
5.700%, 08/28/2020		10,000	10,900
5.750%, 07/01/2022		140,000	155,400
Comcast Corp.
4.250%, 01/15/2033		490,000	496,829
5.700%, 05/15/2018 to 07/01/2019		1,375,000	1,670,155
COX Communications, Inc.
3.250%, 12/15/2022 (S)		170,000	170,929
5.875%, 12/01/2016 (S)		750,000	874,331
6.250%, 06/01/2018 (S)		500,000	609,376

The accompanying notes are an integral part of the financial statements.
124

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CSC Holdings, Inc.
7.625%, 07/15/2018	$61,000	$70,150
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	1,195,000	1,197,801
8.500%, 01/18/2031	300,000	464,205
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,284,074
3.800%, 03/15/2022	395,000	396,678
DISH DBS Corp.
5.875%, 07/15/2022	305,000	321,775
6.750%, 06/01/2021	355,000	394,938
7.875%, 09/01/2019	150,000	177,563
Ford Motor Credit Company LLC
2.375%, 01/16/2018	475,000	471,664
3.000%, 06/12/2017	470,000	481,965
Home Depot, Inc.
5.875%, 12/16/2036	700,000	888,056
Lamar Media Corp.
5.875%, 02/01/2022	40,000	43,400
Liberty Interactive LLC
8.250%, 02/01/2030	157,000	173,878
Limited Brands, Inc.
5.625%, 02/15/2022	250,000	264,375
6.900%, 07/15/2017	65,000	74,588
6.950%, 03/01/2033	35,000	35,700
7.000%, 05/01/2020	80,000	92,300
National Cinemedia LLC
6.000%, 04/15/2022	35,000	37,538
NBCUniversal Media LLC
5.150%, 04/30/2020	1,420,000	1,686,087
6.400%, 04/30/2040	375,000	482,083
Netflix, Inc.
5.375%, 02/01/2021 (S)	100,000	99,750
8.500%, 11/15/2017	30,000	32,904
News America, Inc.
6.150%, 02/15/2041	355,000	432,956
6.200%, 12/15/2034	400,000	477,167
6.900%, 03/01/2019	600,000	755,542
7.750%, 01/20/2024	453,000	580,561
PulteGroup, Inc.
6.375%, 05/15/2033	25,000	25,375
PVH Corp.
4.500%, 12/15/2022	35,000	34,519
7.375%, 05/15/2020	95,000	106,519
Quebecor Media, Inc.
7.750%, 03/15/2016	12,000	12,211
QVC, Inc.
5.125%, 07/02/2022	5,000	5,289
7.500%, 10/01/2019 (S)	120,000	132,449
Sally Holdings LLC
5.750%, 06/01/2022	90,000	95,063
Service Corp. International
7.625%, 10/01/2018	10,000	11,800
Sotheby’s
5.250%, 10/01/2022 (S)	130,000	131,300
Starz LLC
5.000%, 09/15/2019	35,000	35,788
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	207,096
8.750%, 08/01/2015	183,000	217,117
Tenneco, Inc.
6.875%, 12/15/2020	175,000	191,188

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc.
4.500%, 09/15/2042	$785,000	$715,064
5.000%, 02/01/2020	755,000	853,355
5.875%, 11/15/2040	750,000	805,793
8.250%, 02/14/2014	440,000	470,609
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,604,911
6.100%, 07/15/2040	790,000	924,524
7.625%, 04/15/2031	500,000	678,771
7.700%, 05/01/2032	302,000	415,285
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	115,000
8.875%, 12/01/2017 (S)	130,000	142,025
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	202,000
7.500%, 03/15/2019 (S)	175,000	190,750
Viacom, Inc.
4.375%, 03/15/2043 (S)	1,367,000	1,273,858
Videotron, Ltd.
5.000%, 07/15/2022	124,000	126,170
9.125%, 04/15/2018	120,000	126,600
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	385,538

		29,212,695
Consumer Staples - 3.8%
Altria Group, Inc.
2.850%, 08/09/2022	775,000	760,251
4.250%, 08/09/2042	230,000	219,725
9.250%, 08/06/2019	252,000	351,043
9.700%, 11/10/2018	291,000	406,191
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	470,000	752,729
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,338,093
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,340,008
ConAgra Foods, Inc.
1.350%, 09/10/2015	310,000	312,548
5.819%, 06/15/2017	74,000	85,994
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	395,000	447,832
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,304,205
6.250%, 06/01/2027	725,000	939,986
CVS Pass-Through Trust
5.880%, 01/10/2028	293,897	342,095
6.943%, 01/10/2030	44,132	54,573
General Mills, Inc.
5.250%, 08/15/2013	440,000	449,369
5.650%, 02/15/2019	105,000	127,105
Heineken NV
2.750%, 04/01/2023 (S)	245,000	238,789
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	1,900,000	1,923,239
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	445,121
Lorillard Tobacco Company
8.125%, 06/23/2019	184,000	235,332
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	234,052
Mondelez International, Inc.
6.875%, 01/26/2039	560,000	750,980

The accompanying notes are an integral part of the financial statements.
125

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
PepsiCo, Inc.
7.900%, 11/01/2018	$650,000	$869,354
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	357,858
5.750%, 04/07/2021 (S)	996,000	1,187,139
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	991,041
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	700,000	829,438
6.200%, 04/15/2038	750,000	996,037

		18,290,127
Energy - 3.7%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	83,599
6.450%, 09/15/2036	1,220,000	1,496,830
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,450
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	432,058
ConocoPhillips
6.500%, 02/01/2039	1,050,000	1,444,360
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	16,313
8.250%, 04/01/2020	15,000	16,538
Continental Resources, Inc.
5.000%, 09/15/2022	215,000	231,125
Denbury Resources, Inc.
4.625%, 07/15/2023	80,000	78,500
El Paso Corp.
6.500%, 09/15/2020	255,000	284,089
7.000%, 06/15/2017	695,000	790,844
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	28,933
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	514,125
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	954,649
EP Energy LLC
6.875%, 05/01/2019	55,000	59,950
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,375,000	1,371,563
Harvest Operations Corp.
6.875%, 10/01/2017	205,000	227,550
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	145,000	152,250
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	362,850
6.850%, 02/15/2020	530,000	665,210
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	402,889
MarkWest Energy Partners LP
5.500%, 02/15/2023	15,000	15,750
Newfield Exploration Company
5.625%, 07/01/2024	71,000	74,195
5.750%, 01/30/2022	70,000	75,250
6.875%, 02/01/2020	135,000	144,788
7.125%, 05/15/2018	200,000	208,250
Nexen, Inc.
6.200%, 07/30/2019	585,000	720,919
7.500%, 07/30/2039	40,000	57,340
Peabody Energy Corp.
6.500%, 09/15/2020	496,000	527,000
7.375%, 11/01/2016	105,000	119,700

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
5.375%, 01/27/2021	$1,710,000	$1,867,270
5.750%, 01/20/2020	400,000	444,128
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	1,180,000	1,212,450
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	152,644
6.650%, 03/15/2017	10,000	11,770
6.875%, 05/01/2018	200,000	242,944
Pride International, Inc.
6.875%, 08/15/2020	10,000	12,535
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,550
6.750%, 08/01/2020	155,000	169,338
Rosneft Oil Company
3.149%, 03/06/2017 (S)	255,000	257,231
Transocean, Inc.
2.500%, 10/15/2017	240,000	243,042
4.950%, 11/15/2015	1,000,000	1,087,757
Valero Energy Corp.
6.625%, 06/15/2037	400,000	491,023
8.750%, 06/15/2030	162,000	217,440

		18,046,989
Financials - 19.6%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	175,352
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	134,245
American Express Company
7.000%, 03/19/2018	1,505,000	1,884,567
American Express Credit Corp.
5.125%, 08/25/2014	360,000	383,522
American International Group, Inc.
2.375%, 08/24/2015	325,000	333,479
3.800%, 03/22/2017	75,000	81,444
4.875%, 06/01/2022	420,000	476,440
5.450%, 05/18/2017	430,000	493,262
8.250%, 08/15/2018	100,000	130,348
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	284,993
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	283,663
Bank of America Corp.
2.000%, 01/11/2018	745,000	744,684
5.625%, 07/01/2020	1,185,000	1,386,881
5.750%, 12/01/2017	500,000	578,738
Bank One Michigan
8.250%, 11/01/2024	270,000	377,466
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,370,000	1,532,998
BNP Paribas SA
2.375%, 09/14/2017	1,675,000	1,716,009
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	472,522
5.700%, 05/01/2017	835,000	944,429
Capital One Financial Corp.
6.150%, 09/01/2016	500,000	576,603
6.750%, 09/15/2017	675,000	819,360
7.375%, 05/23/2014	115,000	124,064
CIT Group, Inc.
5.000%, 05/15/2017	15,000	15,956
5.250%, 03/15/2018	165,000	177,375
5.375%, 05/15/2020	20,000	21,800

The accompanying notes are an integral part of the financial statements.
126

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc. (continued)
5.500%, 02/15/2019 (S)	$275,000	$299,063
Citigroup, Inc.
4.050%, 07/30/2022	1,005,000	1,043,718
4.875%, 05/07/2015	286,000	305,544
5.000%, 09/15/2014	420,000	441,805
6.125%, 11/21/2017 to 08/25/2036	4,075,000	4,755,512
6.875%, 03/05/2038	180,000	239,942
8.500%, 05/22/2019	790,000	1,059,082
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	163,500
Discover Financial Services
6.450%, 06/12/2017	950,000	1,115,794
Duke Realty LP
6.750%, 03/15/2020	430,000	525,872
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	255,269
Equity One, Inc.
6.000%, 09/15/2017	235,000	268,930
ERP Operating LP
5.250%, 09/15/2014	975,000	1,042,172
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	504,281
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	439,966
General Electric Capital Corp.
4.650%, 10/17/2021	2,325,000	2,624,865
5.500%, 01/08/2020	900,000	1,068,543
5.550%, 05/04/2020	775,000	924,422
5.625%, 09/15/2017	1,000,000	1,178,040
5.875%, 01/14/2038	685,000	804,926
6.750%, 03/15/2032	934,000	1,195,684
General Electric Capital Corp., (6.250% to
12/15/22, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	439,195
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	574,119
HCP, Inc.
3.750%, 02/01/2019	195,000	209,712
5.650%, 12/15/2013	200,000	207,682
6.000%, 03/01/2015 to 01/30/2017	655,000	747,243
7.072%, 06/08/2015	67,000	74,562
Health Care REIT, Inc.
2.250%, 03/15/2018	290,000	292,614
4.125%, 04/01/2019	110,000	119,609
5.250%, 01/15/2022	885,000	992,481
Host Hotels & Resorts LP
6.750%, 06/01/2016	107,000	109,675
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	803,060
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,293,161
6.800%, 06/01/2038	445,000	579,382
HSBC USA, Inc.
1.625%, 01/16/2018	515,000	517,303
2.375%, 02/13/2015	520,000	536,152
9.500%, 04/15/2014	135,000	146,792

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ING US, Inc.
5.500%, 07/15/2022 (S)	$150,000	$165,641
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	146,300
5.750%, 05/15/2016	435,000	467,817
5.875%, 05/01/2013	250,000	251,563
6.250%, 05/15/2019	20,000	21,907
6.375%, 03/25/2013	123,000	123,376
6.500%, 09/01/2014 (S)	5,000	5,338
6.750%, 09/01/2016 (S)	115,000	129,950
7.125%, 09/01/2018 (S)	995,000	1,162,906
8.625%, 09/15/2015	10,000	11,375
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	496,423
JPMorgan Chase & Company
4.250%, 10/15/2020	1,150,000	1,272,368
4.350%, 08/15/2021	875,000	965,000
4.400%, 07/22/2020	1,100,000	1,229,500
5.150%, 10/01/2015	50,000	54,643
6.000%, 01/15/2018	1,275,000	1,523,870
6.300%, 04/23/2019	300,000	367,519
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	669,251
5.584%, 11/23/2015	425,000	473,592
6.875%, 10/01/2019	300,000	380,563
Liberty Property LP
3.375%, 06/15/2023	260,000	257,116
4.125%, 06/15/2022	210,000	220,348
6.625%, 10/01/2017	100,000	119,007
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	115,000	128,656
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	977,398
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	2,480,000	2,911,803
6.875%, 04/25/2018	1,825,000	2,212,734
7.750%, 05/14/2038	1,135,000	1,533,585
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)	740,000	738,308
3.125%, 01/11/2016 (S)	1,825,000	1,929,664
5.125%, 04/10/2013 (S)	335,000	336,577
Morgan Stanley
3.750%, 02/25/2023	425,000	429,445
4.875%, 11/01/2022	905,000	955,675
5.500%, 07/24/2020	1,050,000	1,204,433
5.550%, 04/27/2017	350,000	394,725
5.625%, 09/23/2019	300,000	347,108
6.250%, 08/28/2017	850,000	986,307
6.375%, 07/24/2042	550,000	672,044
6.625%, 04/01/2018	1,450,000	1,725,703
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	331,960
9.375%, 08/15/2039 (S)	900,000	1,307,145
Nordea Bank AB
4.875%, 05/13/2021 (S)	755,000	816,366
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,379,730
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	231,472
6.125%, 10/15/2033 (S)	108,000	129,678
ProLogis LP
4.500%, 08/15/2017	920,000	1,010,385

The accompanying notes are an integral part of the financial statements.
127

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP (continued)
6.125%, 12/01/2016	$85,000	$98,012
7.500%, 06/30/2018	106,000	130,758
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	85,000	95,094
Realty Income Corp.
3.250%, 10/15/2022	81,000	79,526
5.750%, 01/15/2021	600,000	698,929
6.750%, 08/15/2019	450,000	556,859
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	663,938
6.125%, 12/15/2022	350,000	367,301
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	363,467
SLM Corp.
6.000%, 01/25/2017	105,000	113,663
6.250%, 01/25/2016	1,210,000	1,309,825
7.250%, 01/25/2022	65,000	71,598
8.000%, 03/25/2020	11,000	12,733
8.450%, 06/15/2018	209,000	247,143
Sovereign Bank
8.750%, 05/30/2018	250,000	301,000
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	255,057
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	878,457
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	184,855
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	728,191
7.250%, 02/01/2018	471,000	587,256
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,070,000	1,218,160
5.375%, 03/15/2020	290,000	333,466
5.750%, 01/24/2022	1,025,000	1,202,862
6.150%, 04/01/2018	560,000	661,798
6.750%, 10/01/2037	2,110,000	2,392,968
7.500%, 02/15/2019	665,000	840,916
UBS AG
7.625%, 08/17/2022	560,000	625,146
UDR, Inc.
6.050%, 06/01/2013	200,000	202,508
US Bancorp
7.500%, 06/01/2026	750,000	1,046,703
Ventas Realty LP
2.000%, 02/15/2018	335,000	335,934
4.750%, 06/01/2021	661,000	731,537
Wachovia Corp.
5.500%, 08/01/2035	600,000	677,163
5.750%, 06/15/2017	385,000	453,084
WEA Finance LLC
7.500%, 06/02/2014 (S)	130,000	140,249
Wells Fargo & Company
3.450%, 02/13/2023	445,000	450,837
5.625%, 12/11/2017	150,000	178,137
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	23,050
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	50,014

		94,564,340

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 3.0%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	$945,000	$956,935
2.000%, 11/06/2018 (S)	940,000	947,091
2.900%, 11/06/2022 (S)	435,000	434,844
Alere, Inc.
9.000%, 05/15/2016	10,000	10,500
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,203,001
Amgen, Inc.
5.150%, 11/15/2041	130,000	142,400
6.900%, 06/01/2038	260,000	347,961
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,294
Cigna Corp.
4.000%, 02/15/2022	685,000	740,143
Community Health Systems, Inc.
5.125%, 08/15/2018	365,000	383,706
Express Scripts Holding Company
2.100%, 02/12/2015	1,875,000	1,916,700
3.125%, 05/15/2016	301,000	317,684
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	16,238
5.875%, 01/31/2022 (S)	15,000	16,463
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,300
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	86,063
HCA, Inc.
5.875%, 03/15/2022	140,000	150,850
6.375%, 01/15/2015	5,000	5,363
6.500%, 02/15/2020	255,000	285,600
7.250%, 09/15/2020	110,000	122,100
8.500%, 04/15/2019	280,000	310,100
Hologic, Inc.
6.250%, 08/01/2020 (S)	10,000	10,550
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,398,198
Pfizer, Inc.
6.200%, 03/15/2019	750,000	944,099
7.200%, 03/15/2039	425,000	631,358
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	592,397
WellPoint, Inc.
4.350%, 08/15/2020	520,000	576,618
4.650%, 01/15/2043	825,000	834,627
7.000%, 02/15/2019	720,000	897,972
Zoetis, Inc.
3.250%, 02/01/2023 (S)	210,000	211,318

		14,507,473
Industrials - 1.9%
Air Lease Corp.
4.500%, 01/15/2016	125,000	127,813
4.750%, 03/01/2020	70,000	69,650
BE Aerospace, Inc.
5.250%, 04/01/2022	315,000	326,813
6.875%, 10/01/2020	30,000	33,225
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	249,975
7.750%, 03/15/2020 (S)	60,000	68,250
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	669,038
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)	20,000	20,300

The accompanying notes are an integral part of the financial statements.
128

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc. (continued)
5.250%, 08/01/2020	$81,000	$83,430
CNH America LLC
7.250%, 01/15/2016	30,000	33,600
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	76,711	81,697
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	148,711	159,314
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	26,838	30,362
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	820,000	852,800
Crown Americas LLC
6.250%, 02/01/2021	95,000	103,550
Deluxe Corp.
6.000%, 11/15/2020 (S)	65,000	66,138
7.000%, 03/15/2019	80,000	86,400
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	280,000	324,564
5.600%, 05/01/2015 (S)	500,000	549,280
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	38,500
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,341
7.125%, 03/15/2021	225,000	245,250
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,420,263
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	710,000	713,186
Marquette Transportation Company
10.875%, 01/15/2017	5,000	5,319
Masco Corp.
6.125%, 10/03/2016	130,000	144,336
6.500%, 08/15/2032	45,000	45,500
7.125%, 03/15/2020	105,000	122,976
7.750%, 08/01/2029	150,000	168,160
Meritor, Inc.
8.125%, 09/15/2015	10,000	10,563
10.625%, 03/15/2018	5,000	5,350
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	1,205,000	1,218,518
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	244,427	288,423
Textron, Inc.
7.250%, 10/01/2019	200,000	242,705
United Rentals North America, Inc.
5.750%, 07/15/2018	25,000	26,906
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	72,253	78,756
Waste Management, Inc.
6.375%, 03/11/2015	340,000	377,060

		9,104,311
Information Technology - 0.7%
Anixter, Inc.
5.625%, 05/01/2019	35,000	37,100

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	$50,000	$53,375
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	60,000	58,500
Equinix, Inc.
4.875%, 04/01/2020	15,000	15,225
5.125%, 04/01/2020	15,000	15,000
5.375%, 04/01/2023	80,000	80,100
7.000%, 07/15/2021	10,000	10,975
8.125%, 03/01/2018	30,000	33,225
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	165,000	174,900
7.625%, 07/15/2017	20,000	21,525
Flextronics International, Ltd.
4.625%, 02/15/2020 (S)	45,000	45,394
5.000%, 02/15/2023 (S)	65,000	65,325
Hewlett-Packard Company
2.600%, 09/15/2017	1,075,000	1,076,411
2.650%, 06/01/2016	345,000	351,058
4.750%, 06/02/2014	400,000	417,503
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	110,595
IAC/InterActiveCorp.
4.750%, 12/15/2022 (S)	50,000	48,875
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,275
Mantech International Corp.
7.250%, 04/15/2018	30,000	31,875
NCR Corp.
4.625%, 02/15/2021 (S)	205,000	202,950
5.000%, 07/15/2022 (S)	20,000	19,900
Seagate HDD Cayman
6.875%, 05/01/2020	350,000	375,375
7.000%, 11/01/2021	185,000	200,725

		3,483,186
Materials - 1.5%
Agrium, Inc.
7.125%, 05/23/2036	580,000	728,897
ArcelorMittal
4.250%, 08/05/2015	500,000	517,672
Ashland, Inc.
4.750%, 08/15/2022 (S)	65,000	66,138
Ball Corp.
5.000%, 03/15/2022	85,000	88,613
6.750%, 09/15/2020	170,000	187,425
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,680
CF Industries, Inc.
7.125%, 05/01/2020	40,000	50,014
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)	20,000	19,550
7.125%, 11/01/2018	30,000	32,475
Crown Americas LLC
4.500%, 01/15/2023 (S)	15,000	14,663
Cytec Industries, Inc.
4.600%, 07/01/2013	63,000	63,544
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)	40,000	41,600
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	370,000	414,400
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	125,000	130,313

The accompanying notes are an integral part of the financial statements.
129

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoran Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	$1,395,000	$1,400,197
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	153,314
Neenah Paper, Inc.
7.375%, 11/15/2014	4,000	4,005
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	96,000	101,760
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	339,250
PH Glatfelter Company
5.375%, 10/15/2020	100,000	104,500
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	527,152
Silgan Holdings, Inc.
5.000%, 04/01/2020	365,000	375,950
The Dow Chemical Company
4.250%, 11/15/2020	150,000	164,804
5.900%, 02/15/2015	950,000	1,042,745
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	253,962
Vale SA
5.625%, 09/11/2042	225,000	233,582
Vulcan Materials Company
7.150%, 11/30/2037	20,000	20,050
7.500%, 06/15/2021	25,000	29,250

		7,128,505
Telecommunication Services - 2.1%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	174,977
AT&T, Inc.
6.300%, 01/15/2038	1,355,000	1,651,278
Cricket Communications, Inc.
7.750%, 05/15/2016	455,000	477,750
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	686,735
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	33,675
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	130,381
8.250%, 04/15/2017	20,000	22,850
GTE Corp.
8.750%, 11/01/2021	285,000	390,134
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,563
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	30,000	31,200
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	621,300
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	85,000	99,450
9.000%, 11/15/2018 (S)	100,000	124,000
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	332,508
Telefonica Emisiones SAU
7.045%, 06/20/2036	450,000	476,032
tw telecom holdings, Inc.
5.375%, 10/01/2022	40,000	41,700
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	362,638
Verizon Communications, Inc.
2.450%, 11/01/2022	470,000	450,985

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
5.500%, 02/15/2018	$400,000	$474,313
6.400%, 02/15/2038	415,000	521,835
6.900%, 04/15/2038	300,000	396,349
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	620,395
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	459,425
Vivendi SA
2.400%, 04/10/2015 (S)	465,000	473,238
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	255,000	260,738
Windstream Corp.
6.375%, 08/01/2023 (S)	15,000	14,700
7.875%, 11/01/2017	400,000	453,000
8.125%, 09/01/2018	120,000	131,400

		9,918,549
Utilities - 3.1%
AmeriGas Finance LLC
6.750%, 05/20/2020	180,000	193,950
7.000%, 05/20/2022	30,000	32,400
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	87,330
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	816,143
Calpine Corp.
7.500%, 02/15/2021	206,729	224,818
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	1,035,458
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	149,042
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	682,875
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,119,905
5.950%, 08/15/2016	125,000	145,454
Dominion Resources, Inc.
6.400%, 06/15/2018	1,295,000	1,598,820
7.000%, 06/15/2038	215,000	300,739
DPL, Inc.
7.250%, 10/15/2021	310,000	332,475
Duke Energy Corp.
5.650%, 06/15/2013	600,000	608,570
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	782,887
Edison International
3.750%, 09/15/2017	475,000	516,201
EDP Finance BV
4.900%, 10/01/2019 (S)	130,000	129,480
Ferrellgas LP
6.500%, 05/01/2021	228,000	231,135
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,130,704
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	123,200
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	313,951
Nevada Power Company
7.125%, 03/15/2019	225,000	290,484
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	240,100
Northern States Power Company
6.500%, 03/01/2028	67,000	90,910

The accompanying notes are an integral part of the financial statements.
130

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ohio Edison Company
6.875%, 07/15/2036	$230,000	$300,228
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	289,519
PacifiCorp
6.350%, 07/15/2038	110,000	149,092
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	442,409
PSEG Power LLC
8.625%, 04/15/2031	154,000	224,583
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	465,396
7.000%, 03/09/2029	54,000	68,527
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	260,541
Southern California Edison Company
4.500%, 09/01/2040	500,000	546,217
6.000%, 01/15/2034	261,000	338,473
The AES Corp.
8.000%, 06/01/2020	265,000	308,063
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	171,815

		14,741,894

TOTAL CORPORATE BONDS (Cost $205,899,317)		$218,998,069

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II , 9.700%, 04/01/2030	248,000	359,600

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225) $		359,600

PREFERRED SECURITIES - 0.2%
Diversified Financial Services - 0.2%
Citigroup Capital XIII (7.875% to
10/302015, then 3 month
LIBOR + 6.370%) 7.875%, 10/30/2040	42,500	1,200,585

TOTAL PREFERRED SECURITIES (Cost $1,189,984)		$1,200,585

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	$91,000	$86,791

TOTAL CONVERTIBLE BONDS (Cost $82,855)		$86,791

MUNICIPAL BONDS - 2.4%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	885,000	1,207,715
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	582,100
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	527,224
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	1,004,372
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	164,915
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,068,465
New York State Thruway Authority
5.883%, 04/01/2030	590,000	732,420
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	360,000	490,046

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	$180,000	$231,192
State of California
7.600%, 11/01/2040	110,000	160,897
7.550%, 04/01/2039	920,000	1,335,325
7.300%, 10/01/2039	1,050,000	1,470,032
State of Illinois 5.665%, 03/01/2018	1,035,000	1,185,261
The Ohio State University
4.800%, 06/01/2111	236,000	254,299
University of California
5.770%, 05/15/2043	715,000	864,728
University of Missouri 5.960%, 11/01/2039	400,000	519,560

TOTAL MUNICIPAL BONDS (Cost $9,488,020)		$11,798,551

TERM LOANS (M) - 0.0%
Cable & Satellite - 0.0%
Kabel Deutschland GmbH
3.750%, 02/01/2019	110,000	109,882

TOTAL TERM LOANS (Cost $108,572)		$109,882

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.8%
Commercial & Residential - 5.8%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	530,000	539,690
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.745%, 02/10/2051 (P)	1,330,000	1,548,115
Bear Stearns Commercial
Mortgage Securities
Series 2005-10, Class 11A1,
0.702%, 01/25/2036 (P)	298,916	185,585
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	1,275,000	1,438,047
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	497,180
Series 2007-PW16, Class A4,
5.716%, 06/11/2040 (P)	1,325,000	1,546,313
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	795,000	901,432
Series 2007-CD4, Class AJ,
5.398%, 12/11/2049 (P)	420,000	235,328
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class F,
4.335%, 12/10/2045 (P)(S)	475,000	346,878
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	305,000	245,554
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.404%, 02/15/2039 (P)	1,000,000	1,114,810
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	625,000	737,185
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	107,353
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	415,000	414,272

The accompanying notes are an integral part of the financial statements.
131

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	$885,000	$931,186
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	1,360,000	1,584,128
Series 2012-GCJ9, Class D,
4.858%, 11/10/2045 (P)(S)	365,000	355,584
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	347,350
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	235,000	147,129
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	1,095,000	1,171,838
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	333,941
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,225,000	1,384,319
Series 2006-C4, Class A4,
5.866%, 06/15/2038 (P)	1,330,000	1,512,234
Series 2008-C1, Class A2,
6.158%, 04/15/2041 (P)	1,000,000	1,198,729
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.683%, 05/12/2039 (P)	600,000	680,864
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	1,170,000	1,355,348
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	528,649
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	190,000	222,700
Series 2008-T29, Class A4,
6.275%, 01/11/2043 (P)	325,000	393,046
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	457,000	526,273
RALI Series Trust, Series 2007-QH9,
Class A1 2.971%, 11/25/2037 (P)	348,410	180,085
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.422%, 05/25/2046 (P)	155,612	84,072
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	955,000	988,425
Series 2012-C2, Class A4,
3.525%, 05/10/2063	1,285,000	1,367,085
Series 2012-C3, Class E,
4.958%, 08/10/2049 (P)(S)	470,000	379,323
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3,
2.875%, 12/15/2045	170,000	171,693
Series 2013-C11, Class E,
4.186%, 03/15/2045 (P)(S)	280,000	212,818
Series 2012-C10, Class E,
4.462%, 12/15/2045 (P)(S)	355,000	273,530
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	785,000	914,922
Series 2011-C4, Class A4,
4.902%, 06/15/2044 (P)(S)	300,000	350,610

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	$310,000	$261,812

		27,715,435
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	91,232	97,007
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.048%, 09/16/2035	35,981	8,112

		105,119

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,051,003)		$27,820,554

ASSET BACKED SECURITIES - 3.0%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	580,000	587,904
Series 2010-3, Class A,
2.880%, 04/15/2015 (S)	1,000,000	1,002,912
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	835,000	836,982
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	227,167	233,647
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	87,565	87,609
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	405,209	407,344
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	585,000	589,644
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	412,060	416,256
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,153,197
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.252%, 12/25/2046 (P)	745,074	447,506
Series 2006-11, Class 2A2,
0.362%, 07/25/2036 (P)	738,770	359,174
Series 2007-3, Class 1A2,
0.372%, 03/25/2047 (P)	1,090,429	510,394
GSAMP Trust
Series 2007-FM2, Class A2B,
0.292%, 01/25/2037 (P)	1,105,561	493,643
Series 2007-NC1, Class A2D,
0.432%, 12/25/2046 (P)	1,033,081	542,092
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,125,772
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	383,100
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	824,503	827,870
LCM LP, Series 8A, Class A
1.905%, 01/14/2021 (P)(S)	1,300,000	1,300,673

The accompanying notes are an integral part of the financial statements.
132

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	$8,160	$8,165
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	446,289
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	641,711
Series 2011-1, Class B,
2.350%, 11/16/2015	1,095,000	1,112,021
Series 2010-2, Class C,
3.890%, 07/17/2017	595,000	615,187
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	211,212	212,525
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	232,320

TOTAL ASSET BACKED SECURITIES (Cost $14,360,889)		$14,573,937

SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreement - 5.8%
BNP Paribas Tri-Party Repurchase
Agreement dated 02/28/2013 at 0.190%
to be repurchased at $15,500,082 on
03/01/2013, collateralized by
$14,307,106, Government National
Mortgage Association, 2.490% - 7.000%
due 05/15/2018 - 05/15/2054 (valued at
$15,810,000, including interest)	15,500,000	15,500,000
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 02/28/2013
at 0.200% to be repurchased at
$12,200,068 on 03/01/2013,
collateralized by $11,433,485
Government National Mortgage
Association, 3.500% - 5.000% due
06/15/2040 - 12/20/2042 (valued at
$12,444,000 including interest)	12,200,000	12,200,000

		27,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,700,000)		$27,700,000

Total Investments (Investment Quality Bond Fund)
(Cost $461,377,815) - 100.5%		$483,753,976
Other assets and liabilities, net - (0.5%)		(2,457,867)

TOTAL NET ASSETS - 100.0%		$481,296,109

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 22.5%
Auto Components - 2.0%
Allison Transmission Holdings, Inc.	1,074	$24,809
BorgWarner, Inc. (I) (L)	3,435	255,598
Delphi Automotive PLC	8,871	371,251
Gentex Corp.	4,187	78,506

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
The Goodyear Tire & Rubber Company (I)	7,035	$91,314

		821,478
Automobiles - 0.9%
Harley-Davidson, Inc.	6,589	346,779
Distributors - 0.5%
LKQ Corp. (I)	8,729	184,968
Diversified Consumer Services - 0.2%
Apollo Group, Inc., Class A (I) (L)	1,877	31,665
Weight Watchers International, Inc.	814	34,872

		66,537
Hotels, Restaurants & Leisure - 3.3%
Burger King Worldwide, Inc. (L)	1,988	36,281
Chipotle Mexican Grill, Inc. (I)	924	292,714
Dunkin’ Brands Group, Inc. (L)	3,056	113,530
Hyatt Hotels Corp., Class A (I)	683	28,064
MGM Resorts International (I)	10,621	132,656
Panera Bread Company, Class A (I)	834	134,232
Starwood Hotels & Resorts Worldwide, Inc.	5,748	346,777
Wyndham Worldwide Corp.	4,111	247,647

		1,331,901
Household Durables - 1.9%
Harman International Industries, Inc.	1,274	54,081
Jarden Corp. (I) (L)	779	48,384
Lennar Corp., Class A (L)	2,311	89,181
NVR, Inc. (I)	141	142,297
PulteGroup, Inc. (I) (L)	10,143	194,543
Tempur-Pedic International, Inc. (I)	1,713	70,353
Toll Brothers, Inc. (I) (L)	2,850	97,242
Tupperware Brands Corp.	1,049	82,063

		778,144
Internet & Catalog Retail - 1.9%
Liberty Interactive Corp., Series A (I)	15,103	315,351
Netflix, Inc. (I)	1,548	291,148
TripAdvisor, Inc. (I)	3,237	147,154

		753,653
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (L)	1,926	168,275
Media - 2.4%
Cablevision Systems Corp., Class A (L)	5,561	77,798
Charter Communications, Inc., Class A (I)	1,190	102,804
Lamar Advertising Company, Class A (I)	1,193	55,164
Scripps Networks Interactive, Inc., Class A	2,547	160,588
Sirius XM Radio, Inc. (I) (L)	99,294	307,811
The Interpublic Group of Companies, Inc.	4,471	57,139
Virgin Media, Inc. (L)	4,866	225,782

		987,086
Multiline Retail - 1.5%
Dollar Tree, Inc. (I)	6,646	300,300
Family Dollar Stores, Inc.	2,875	165,456
J.C. Penney Company, Inc. (L)	4,841	85,056
Sears Holdings Corp. (I)	1,079	48,555

		599,367
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	2,156	164,589
AutoNation, Inc. (I)	1,062	46,484
CarMax, Inc. (I) (L)	6,715	257,923
Dick’s Sporting Goods, Inc.	2,872	143,600
O’Reilly Automotive, Inc. (I)	3,362	342,050

The accompanying notes are an integral part of the financial statements.
133

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
PetSmart, Inc.	3,120	$203,143
Sally Beauty Holdings, Inc. (I)	5,216	144,692
Signet Jewelers, Ltd. (L)	2,381	145,765
Tiffany & Company	3,721	249,902
Tractor Supply Company	2,068	215,051
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,781	157,725
Urban Outfitters, Inc. (I)	3,431	139,024
Williams-Sonoma, Inc.	916	41,586

		2,251,534
Textiles, Apparel & Luxury Goods - 1.9%
Fossil, Inc. (I)	1,493	153,436
Lululemon Athletica, Inc. (I)	2,963	198,669
PVH Corp.	2,365	288,175
Under Armour, Inc., Class A (I)	2,325	114,576

		754,856

		9,044,578
Consumer Staples - 3.2%
Beverages - 1.1%
Constellation Brands, Inc., Class A (I)	4,667	206,468
Monster Beverage Corp. (I)	4,314	217,555

		424,023
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (I) (L)	3,707	177,046
Hillshire Brands Company	3,597	116,543
Hormel Foods Corp. (L)	4,249	158,955
McCormick & Company, Inc., Non-
Voting Shares (L)	2,295	154,385

		606,929
Household Products - 0.3%
Church & Dwight Company, Inc. (L)	2,055	127,328
Personal Products - 0.3%
Herbalife, Ltd. (L)	3,231	130,177

		1,288,457
Energy - 9.7%
Energy Equipment & Services - 2.8%
Core Laboratories NV	1,367	187,484
Diamond Offshore Drilling, Inc. (L)	2,044	142,426
Dresser-Rand Group, Inc. (I)	2,225	137,194
FMC Technologies, Inc. (I)	6,972	361,917
Oceaneering International, Inc.	3,169	201,517
Rowan Companies PLC, Class A (I)	1,812	62,677

		1,093,215
Oil, Gas & Consumable Fuels - 6.9%
Cabot Oil & Gas Corp.	6,166	382,107
Cobalt International Energy, Inc. (I)	4,222	104,157
Concho Resources, Inc. (I)	2,916	262,323
CONSOL Energy, Inc.	6,688	215,019
EQT Corp.	4,390	276,965
Kinder Morgan Management LLC (I)	1,039	86,063
Laredo Petroleum Holdings, Inc. (I)	1,100	18,854
Pioneer Natural Resources Company	3,880	488,143
QEP Resources, Inc.	5,235	159,458
Range Resources Corp.	4,770	366,336
SandRidge Energy, Inc. (I) (L)	10,774	61,412
SM Energy Company	1,945	112,577
Ultra Petroleum Corp. (I)	4,389	74,876

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	3,456	$168,307

		2,776,597

		3,869,812
Financials - 7.4%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (I)	1,521	222,416
Eaton Vance Corp. (L)	3,314	126,562
LPL Financial Holdings, Inc.	1,627	51,299
Raymond James Financial, Inc.	1,683	73,850
SEI Investments Company	3,994	112,910

		587,037
Commercial Banks - 0.6%
CIT Group, Inc. (I)	5,601	234,458
Diversified Financial Services - 2.0%
CBOE Holdings, Inc.	2,507	90,051
IntercontinentalExchange, Inc. (I) (L)	2,133	330,231
Moody’s Corp.	5,886	282,881
MSCI, Inc. (I)	3,528	116,883

		820,046
Insurance - 0.8%
Arch Capital Group, Ltd. (I) (L)	4,010	196,971
Brown & Brown, Inc.	3,599	107,970
Erie Indemnity Company, Class A	418	30,598

		335,539
Real Estate Investment Trusts - 1.3%
American Campus Communities, Inc.	3,027	136,820
Digital Realty Trust, Inc.	1,237	82,854
Federal Realty Investment Trust	928	98,563
Taubman Centers, Inc.	1,782	136,715
Weingarten Realty Investors (L)	1,661	50,910

		505,862
Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (I)	9,183	221,953
Jones Lang LaSalle, Inc.	822	79,438

		301,391
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	6,937	59,103
Ocwen Financial Corp. (I)	3,376	133,082

		192,185

		2,976,518
Health Care - 14.3%
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc. (I)	3,636	210,779
Medivation, Inc. (I)	2,187	107,469
Onyx Pharmaceuticals, Inc. (I)	2,111	158,979
Pharmacyclics, Inc. (I) (L)	1,636	143,608
Vertex Pharmaceuticals, Inc. (I)	6,362	297,869

		918,704
Health Care Equipment & Supplies - 3.5%
C.R. Bard, Inc.	2,291	226,465
DENTSPLY International, Inc. (L)	4,170	172,721
Edwards Lifesciences Corp. (I)	3,386	290,959
IDEXX Laboratories, Inc. (I)	1,607	148,037
ResMed, Inc.	4,203	186,991
The Cooper Companies, Inc.	1,408	149,332

The accompanying notes are an integral part of the financial statements.
134

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (I)	3,193	$225,522

		1,400,027
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	6,907	326,010
DaVita HealthCare Partners, Inc. (I)	2,894	346,180
Henry Schein, Inc. (I) (L)	2,583	230,455
Laboratory Corp. of America Holdings (I)	2,772	245,599
Patterson Companies, Inc.	2,601	94,520
Universal Health Services, Inc., Class B	1,305	75,546

		1,318,310
Health Care Technology - 0.9%
Cerner Corp. (I) (L)	4,277	374,066
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc., Class A (I)	376	46,323
Covance, Inc. (I)	1,044	69,520
Illumina, Inc. (I) (L)	3,625	181,721
Mettler-Toledo International, Inc. (I)	897	190,882
Waters Corp. (I)	2,535	235,045

		723,491
Pharmaceuticals - 2.5%
Forest Laboratories, Inc. (I)	7,805	287,224
Mylan, Inc. (I)	11,953	353,928
Perrigo Company (L)	2,617	296,166
Warner Chilcott PLC, Class A	6,115	82,614

		1,019,932

		5,754,530
Industrials - 15.3%
Aerospace & Defense - 1.5%
B/E Aerospace, Inc. (I)	3,055	160,724
Textron, Inc. (L)	8,273	238,676
TransDigm Group, Inc. (I)	1,442	205,254

		604,654
Airlines - 1.8%
Delta Air Lines, Inc. (I)	24,944	355,951
Southwest Airlines Company	10,709	125,295
United Continental Holdings, Inc. (I)	9,756	260,583

		741,829
Building Products - 1.0%
Fortune Brands Home & Security, Inc. (I)	4,784	165,287
Masco Corp.	6,881	132,528
Owens Corning, Inc. (I)	3,247	126,016

		423,831
Commercial Services & Supplies - 2.0%
Copart, Inc. (I)	3,109	106,141
Stericycle, Inc. (I)	2,521	241,814
The ADT Corp.	6,819	326,562
Waste Connections, Inc.	3,390	115,972

		790,489
Construction & Engineering - 0.2%
Foster Wheeler AG (I)	3,124	75,163
Electrical Equipment - 2.1%
AMETEK, Inc.	7,129	298,206
Roper Industries, Inc.	2,886	359,624
Sensata Technologies Holding NV (I)	3,339	108,484
The Babcock & Wilcox Company	3,103	83,843

		850,157

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 3.2%
Donaldson Company, Inc.	4,097	$147,615
Flowserve Corp.	1,471	236,096
Gardner Denver, Inc.	1,411	100,167
IDEX Corp.	1,217	61,982
Joy Global, Inc.	1,986	125,793
Nordson Corp.	1,662	105,371
Pall Corp.	3,343	227,926
WABCO Holdings, Inc. (I)	1,840	126,445
Wabtec Corp.	1,408	137,688

		1,269,083
Professional Services - 1.9%
IHS, Inc., Class A (I)	1,647	174,994
Nielsen Holdings NV	4,936	166,294
Robert Half International, Inc.	1,931	68,647
The Dun & Bradstreet Corp. (L)	1,293	104,216
Verisk Analytics, Inc., Class A (I)	4,162	243,560

		757,711
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	2,779	193,196
Kansas City Southern	3,228	332,387

		525,583
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Company, Inc., Class A	1,390	118,595

		6,157,095
Information Technology - 17.9%
Communications Equipment - 0.8%
F5 Networks, Inc. (I)	2,321	219,172
Palo Alto Networks, Inc. (I)	711	43,463
Riverbed Technology, Inc. (I)	4,423	67,583

		330,218
Computers & Peripherals - 0.3%
SanDisk Corp. (I)	2,489	125,421
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	4,703	333,255
Dolby Laboratories, Inc., Class A (I)	1,392	44,377
Flextronics International, Ltd. (I)	6,746	44,861
FLIR Systems, Inc.	4,346	114,474
Trimble Navigation, Ltd. (I)	3,705	220,188

		757,155
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (I)	5,212	192,636
Equinix, Inc. (I)	1,426	301,670
IAC/InterActiveCorp	2,435	99,226
LinkedIn Corp., Class A (I)	2,556	429,868
Rackspace Hosting, Inc. (I)	3,218	179,757
VeriSign, Inc. (I) (L)	4,522	207,108

		1,410,265
IT Services - 3.0%
Alliance Data Systems Corp. (I)	1,464	232,322
Fiserv, Inc. (I)	3,916	321,543
Gartner, Inc. (I)	2,704	134,551
Global Payments, Inc.	2,273	109,581
Teradata Corp. (I)	4,961	288,036
Vantiv, Inc., Class A (I) (L)	2,068	45,000
VeriFone Systems, Inc. (I)	3,100	58,807

		1,189,840

The accompanying notes are an integral part of the financial statements.
135

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.6%
Atmel Corp. (I)	12,807	$87,088
Avago Technologies, Ltd.	7,205	246,555
Cree, Inc. (I)	3,248	146,907
Freescale Semiconductor, Ltd. (I)	1,477	22,790
Lam Research Corp. (I)	1,770	74,871
LSI Corp. (I)	16,069	111,840
Micron Technology, Inc. (I)	29,868	250,593
NVIDIA Corp.	9,195	116,409
Skyworks Solutions, Inc. (I)	5,718	121,793
Xilinx, Inc.	7,656	285,339

		1,464,185
Software - 4.8%
ANSYS, Inc. (I)	2,720	206,176
Autodesk, Inc. (I)	6,660	244,555
BMC Software, Inc. (I)	4,587	183,801
Electronic Arts, Inc. (I)	3,228	56,587
FactSet Research Systems, Inc. (L)	1,218	118,499
Fortinet, Inc. (I)	3,770	91,159
Informatica Corp. (I)	3,123	109,336
MICROS Systems, Inc. (I) (L)	2,325	99,510
NetSuite, Inc. (I) (L)	829	57,856
Nuance Communications, Inc. (I) (L)	7,350	135,314
Red Hat, Inc. (I)	5,672	288,194
ServiceNow, Inc. (I)	1,110	36,042
Solera Holdings, Inc.	2,026	114,064
Synopsys, Inc. (I)	2,160	75,665
TIBCO Software, Inc. (I)	4,814	103,260

		1,920,018

		7,197,102
Materials - 5.2%
Chemicals - 3.4%
Albemarle Corp.	2,587	168,362
Axiall Corp.	716	40,511
Celanese Corp., Series A	4,684	219,445
CF Industries Holdings, Inc.	647	129,937
FMC Corp.	4,033	243,029
Sigma-Aldrich Corp. (L)	2,270	174,926
The Scotts Miracle-Gro Company, Class A (L)	1,251	55,432
Valspar Corp.	2,504	154,271
W.R. Grace & Company (I)	2,103	150,533
Westlake Chemical Corp.	296	25,521

		1,361,967
Construction Materials - 0.3%
Vulcan Materials Company	2,478	126,205
Containers & Packaging - 1.2%
Aptargroup, Inc.	686	37,003
Ball Corp.	4,293	190,652
Crown Holdings, Inc. (I)	4,235	164,614
Rock-Tenn Company, Class A	1,025	90,661

		482,930
Metals & Mining - 0.3%
Royal Gold, Inc.	1,857	121,708

		2,092,810
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (I) (L)	4,402	87,952
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (I)	4,517	44,267

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A (I) (L)	3,710	$263,855

		308,122

		396,074
Utilities - 0.5%
Electric Utilities - 0.3%
ITC Holdings Corp. (L)	1,492	126,104
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (I)	4,392	80,821

		206,925

TOTAL COMMON STOCKS (Cost $28,952,342)		$38,983,901

SECURITIES LENDING COLLATERAL - 14.5%
John Hancock Collateral
Investment Trust, 0.2514% (W) (Y)	581,067	5,815,555

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,815,428)		$5,815,555

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.0%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0900% (Y)	1,605,476	1,605,476
U.S. Government - 0.1%
U.S. Treasury Bill *	$60,000	$59,992

TOTAL SHORT-TERM INVESTMENTS (Cost $1,665,468)		$1,665,468

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 0.1%
U.S. Government & Agency
Obligations - 0.1%
U.S. Treasury Bill *	$20,000	$20,000

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $20,000)		$20,000

Total Investments (Mid Cap Growth Index Fund)
(Cost $36,453,238) - 115.7%		$46,484,924
Other assets and liabilities, net - (15.7%)		(6,294,031)

TOTAL NET ASSETS - 100.0%		$40,190,893

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.0%
Consumer Discretionary - 22.4%
Auto Components - 2.0%
Allison Transmission Holdings, Inc.	488,383	$11,281,647
Tenneco, Inc. (I)	284,260	10,071,332

		21,352,979
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (I)	10,300	287,988
Hotels, Restaurants & Leisure - 4.5%
Bloomin’ Brands, Inc. (I)	381,670	6,568,541
Buffalo Wild Wings, Inc. (I)	59,650	4,693,859
Burger King Worldwide, Inc.	906,057	16,535,540
Life Time Fitness, Inc. (I)	258,030	10,873,384

The accompanying notes are an integral part of the financial statements.
136

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
The Cheesecake Factory, Inc.	232,150	$8,041,676

		46,713,000
Household Durables - 1.1%
Whirlpool Corp.	103,300	11,667,735
Internet & Catalog Retail - 2.3%
HomeAway, Inc. (I)	268,770	7,928,715
Netflix, Inc. (I)	34,930	6,569,634
TripAdvisor, Inc. (I)	198,860	9,040,176

		23,538,525
Media - 1.7%
AMC Networks, Inc., Class A (I)	143,660	8,246,084
Pandora Media, Inc. (I)(L)	793,510	9,680,822

		17,926,906
Specialty Retail - 7.1%
Dick’s Sporting Goods, Inc.	344,700	17,235,000
DSW, Inc., Class A	110,950	7,510,206
Dufry Group AG (I)	87,572	11,937,617
Five Below, Inc. (I)	150,600	5,993,880
Francesca’s Holdings Corp. (I)(L)	355,400	9,044,930
Ulta Salon Cosmetics & Fragrance, Inc. (I)	131,990	11,689,034
Urban Outfitters, Inc. (I)	246,690	9,995,879

		73,406,546
Textiles, Apparel & Luxury Goods - 3.7%
Hanesbrands, Inc. (I)	314,700	12,474,708
PVH Corp.	84,100	10,247,585
Samsonite International SA	6,460,500	15,302,508

		38,024,801

		232,918,480
Consumer Staples - 2.9%
Food & Staples Retailing - 1.2%
The Fresh Market, Inc. (I)	132,372	6,171,183
Whole Foods Market, Inc.	69,100	5,916,342

		12,087,525
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	191,269	10,345,740
Personal Products - 0.7%
Hypermarcas SA (I)	823,500	7,276,455

		29,709,720
Energy - 5.4%
Energy Equipment & Services - 1.1%
Trican Well Service, Ltd.	884,400	11,397,504
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	155,650	9,645,631
Chesapeake Energy Corp.	555,543	11,199,747
Cobalt International Energy, Inc. (I)	226,220	5,580,847
Pioneer Natural Resources Company	92,180	11,597,166
Southwestern Energy Company (I)	209,010	7,162,773

		45,186,164

		56,583,668
Financials - 7.5%
Commercial Banks - 0.4%
M&T Bank Corp.	35,920	3,667,073
Diversified Financial Services - 1.5%
IntercontinentalExchange, Inc. (I)	99,230	15,362,789

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 3.9%
Aon PLC	177,430	$10,839,199
Assured Guaranty, Ltd.	405,950	7,579,087
The Hanover Insurance Group, Inc.	255,710	10,913,703
XL Group PLC	387,700	11,103,728

		40,435,717
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc.	708,260	11,806,694
Real Estate Management & Development - 0.6%
BR Malls Participacoes SA	95,300	1,232,535
Zillow, Inc., Class A (I)	127,390	5,472,674

		6,705,209

		77,977,482
Health Care - 16.2%
Biotechnology - 2.1%
Arena Pharmaceuticals, Inc. (I)	523,740	4,394,179
Cubist Pharmaceuticals, Inc. (I)	110,190	4,675,362
Onyx Pharmaceuticals, Inc. (I)	43,450	3,272,220
Regeneron Pharmaceuticals, Inc. (I)	38,670	6,457,890
Vertex Pharmaceuticals, Inc. (I)	68,700	3,216,534

		22,016,185
Health Care Equipment & Supplies - 4.2%
Edwards Lifesciences Corp. (I)	156,590	13,455,779
HeartWare International, Inc. (I)	95,170	8,129,421
Hologic, Inc. (I)	979,860	21,390,344

		42,975,544
Health Care Providers & Services - 4.6%
Air Methods Corp.	185,780	8,321,086
Cardinal Health, Inc.	367,100	16,963,691
Catamaran Corp. (I)	332,622	17,865,128
Team Health Holdings, Inc. (I)	149,810	5,017,137

		48,167,042
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	326,800	13,555,664
Covance, Inc. (I)	154,070	10,259,521

		23,815,185
Pharmaceuticals - 3.0%
Actavis, Inc. (I)	174,030	14,820,395
Forest Laboratories, Inc. (I)	284,190	10,458,192
Salix Pharmaceuticals, Ltd. (I)	114,910	5,613,354

		30,891,941

		167,865,897
Industrials - 10.4%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (I)	639,030	16,665,902
Airlines - 1.1%
Spirit Airlines, Inc. (I)	562,867	11,398,057
Building Products - 0.6%
Armstrong World Industries, Inc.	38,200	1,953,167
Owens Corning, Inc. (I)	121,900	4,730,939

		6,684,106
Construction & Engineering - 1.2%
KBR, Inc.	401,670	12,206,751
Electrical Equipment - 1.3%
Polypore International, Inc. (I)	371,730	14,229,824

The accompanying notes are an integral part of the financial statements.
137

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.2%
Colfax Corp. (I)	117,960	$5,119,464
Pall Corp.	104,550	7,128,219

		12,247,683
Professional Services - 2.3%
Capita PLC	713,465	8,897,975
IHS, Inc., Class A (I)	139,618	14,834,413

		23,732,388
Trading Companies & Distributors - 1.1%
WESCO International, Inc. (I)	150,380	11,113,082

		108,277,793
Information Technology - 23.8%
Communications Equipment - 2.7%
JDS Uniphase Corp. (I)	780,410	11,050,606
Juniper Networks, Inc. (I)	458,500	9,481,780
Palo Alto Networks, Inc. (I)	125,370	7,663,868

		28,196,254
Electronic Equipment, Instruments & Components - 0.5%
National Instruments Corp.	168,630	5,072,390
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (I)	408,620	15,102,595
Cornerstone OnDemand, Inc. (I)	155,796	5,275,253
IAC/InterActiveCorp	170,430	6,945,023
LinkedIn Corp., Class A (I)	134,700	22,653,846

		49,976,717
IT Services - 2.4%
Teradata Corp. (I)	235,420	13,668,485
Vantiv, Inc., Class A (I)	509,610	11,089,114

		24,757,599
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductor NV (I)	408,470	13,201,750
Software - 12.1%
Autodesk, Inc. (I)	378,060	13,882,363
BroadSoft, Inc. (I)	175,292	3,681,132
Cadence Design Systems, Inc. (I)	1,074,850	15,219,876
Concur Technologies, Inc. (I)	170,940	11,999,988
MICROS Systems, Inc. (I)	303,880	13,006,064
Salesforce.com, Inc. (I)	76,800	12,996,096
ServiceNow, Inc. (I)	480,740	15,609,628
Solera Holdings, Inc.	233,440	13,142,672
Splunk, Inc. (I)	123,151	4,449,446
Symantec Corp. (I)	459,960	10,781,462
TIBCO Software, Inc. (I)	532,960	11,431,988

		126,200,715

		247,405,425
Materials - 5.6%
Chemicals - 1.0%
Methanex Corp.	283,090	10,355,432
Containers & Packaging - 2.5%
Crown Holdings, Inc. (I)	291,610	11,334,881
Rock-Tenn Company, Class A	169,200	14,965,740

		26,300,621
Paper & Forest Products - 2.1%
International Paper Company	267,640	11,778,836

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Louisiana-Pacific Corp. (I)	472,840	$9,915,455

		21,694,291

		58,350,344
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (I)	118,600	8,278,280

TOTAL COMMON STOCKS (Cost $814,467,277)		$987,367,089

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	510,774	5,112,030

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,107,901)		$5,112,030

SHORT-TERM INVESTMENTS - 6.3%
Repurchase Agreement - 6.3%
Deutsche Tri-Party Repurchase Agreement
dated 02/28/2013 at 0.200% to be
repurchased at $65,100,362 on 03/01/2013,
collateralized by $60,162,526 Government
National Mortgage Association, 2.370% -
7.000% due 12/15/2038 - 02/15/2048
(valued at $66,402,001 including interest) $	65,100,000	$65,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $65,100,000)		$65,100,000

Total Investments (Mid Cap Stock Fund)
(Cost $884,675,178) - 101.8%		$1,057,579,119
Other assets and liabilities, net - (1.8%)		(18,654,407)

TOTAL NET ASSETS - 100.0%		$1,038,924,712

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 9.4%
Auto Components - 1.7%
TRW Automotive Holdings Corp. (I)	14,480	$849,831
Visteon Corp. (I)	8,373	487,978

		1,337,809
Automobiles - 0.2%
Ford Motor Company	14,714	185,544
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc. (L)	7,928	366,829
Penn National Gaming, Inc. (I)	5,390	268,692
Royal Caribbean Cruises, Ltd. (L)	21,630	754,238

		1,389,759
Household Durables - 1.0%
Newell Rubbermaid, Inc.	32,760	764,618
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp., Series A (I)	48,052	1,003,326
Liberty Ventures, Series A (I)	2,940	212,268

		1,215,594
Media - 1.7%
Liberty Media Corp. (I)	4,576	494,208

The accompanying notes are an integral part of the financial statements.
138

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	3,600	$207,108
Starz - Liberty Capital (I)	4,576	84,931
The Interpublic Group of Companies, Inc.	43,830	560,147

		1,346,394
Multiline Retail - 0.8%
J.C. Penney Company, Inc. (L)	10,000	175,700
Kohl’s Corp.	5,458	251,614
Macy’s, Inc.	4,834	198,677

		625,991
Specialty Retail - 0.6%
GameStop Corp., Class A (L)	12,282	307,787
The Gap, Inc.	3,557	117,096

		424,883

		7,290,592
Consumer Staples - 2.8%
Food Products - 1.0%
Hillshire Brands Company	6,385	206,874
Post Holdings, Inc. (I)	9,926	383,739
The J.M. Smucker Company	2,243	213,758

		804,371
Household Products - 0.9%
The Clorox Company	7,763	652,170
Personal Products - 0.6%
Avon Products, Inc.	24,330	475,652
Tobacco - 0.3%
Lorillard, Inc.	6,546	252,283

		2,184,476
Energy - 9.9%
Energy Equipment & Services - 3.1%
C&J Energy Services, Inc. (I)	15,197	367,767
Ensco PLC, Class A	13,702	824,038
McDermott International, Inc. (I)	12,568	159,865
Noble Corp.	28,787	1,031,150

		2,382,820
Oil, Gas & Consumable Fuels - 6.8%
Cameco Corp.	5,500	117,260
EQT Corp.	7,911	499,105
HollyFrontier Corp.	2,656	149,267
Kinder Morgan, Inc.	10,224	379,004
Marathon Petroleum Corp.	3,558	294,887
Pioneer Natural Resources Company	7,705	969,366
QEP Resources, Inc.	7,313	222,754
Southwestern Energy Company (I)	7,145	244,859
Spectra Energy Corp.	25,920	752,717
Valero Energy Corp.	18,297	834,160
Whiting Petroleum Corp. (I)	17,926	872,996

		5,336,375

		7,719,195
Financials - 25.6%
Capital Markets - 2.4%
Invesco, Ltd.	52,247	1,399,697
Lazard, Ltd., Class A	14,782	530,674

		1,930,371
Commercial Banks - 9.3%
CIT Group, Inc. (I)	33,845	1,416,752
Comerica, Inc. (L)	42,165	1,449,633

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Fifth Third Bancorp	96,784	$1,533,059
Huntington Bancshares, Inc.	144,662	1,016,974
M&T Bank Corp. (L)	8,234	840,604
SunTrust Banks, Inc.	10,041	277,031
TCF Financial Corp. (L)	50,964	700,245

		7,234,298
Insurance - 11.5%
Axis Capital Holdings, Ltd.	35,463	1,444,408
Everest Re Group, Ltd.	5,490	684,109
Hartford Financial Services Group, Inc.	40,532	956,961
Lincoln National Corp.	41,883	1,237,224
PartnerRe, Ltd.	6,099	544,275
Principal Financial Group, Inc. (L)	13,694	432,867
Reinsurance Group of America, Inc.	18,717	1,076,228
Validus Holdings, Ltd.	18,816	670,414
W.R. Berkley Corp.	4,946	205,259
XL Group PLC	59,384	1,700,758

		8,952,503
Real Estate Investment Trusts - 2.4%
Equity Lifestyle Properties, Inc.	3,199	235,734
General Growth Properties, Inc.	11,811	226,063
Hospitality Properties Trust	8,791	234,720
Omega Healthcare Investors, Inc. (L)	7,593	212,528
Rayonier, Inc. (L)	17,144	957,835

		1,866,880

		19,984,052
Health Care - 9.9%
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp. (I)	159,849	1,181,284
Teleflex, Inc.	15,290	1,222,588
Zimmer Holdings, Inc. (L)	12,901	967,059

		3,370,931
Health Care Providers & Services - 3.3%
Cigna Corp.	22,420	1,310,673
Community Health Systems, Inc.	5,177	218,780
Humana, Inc.	8,961	611,678
Universal Health Services, Inc., Class B	7,030	406,967

		2,548,098
Pharmaceuticals - 2.3%
Actavis, Inc. (I)	16,118	1,372,609
Mylan, Inc. (I)	13,925	412,319

		1,784,928

		7,703,957
Industrials - 16.0%
Aerospace & Defense - 1.1%
Embraer SA, ADR	15,422	523,423
L-3 Communications Holdings, Inc.	1,680	128,134
Raytheon Company	3,605	196,725

		848,282
Airlines - 1.5%
Delta Air Lines, Inc. (I)	37,024	528,332
United Continental Holdings, Inc. (I)	23,984	640,613

		1,168,945
Building Products - 1.6%
AO Smith Corp.	17,957	1,284,464

The accompanying notes are an integral part of the financial statements.
139

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.5%
R.R. Donnelley & Sons Company (L)	37,148	$387,825
Construction & Engineering - 1.9%
Chicago Bridge & Iron Company NV	5,896	315,967
Fluor Corp.	7,500	464,250
Jacobs Engineering Group, Inc. (I)	9,370	457,631
KBR, Inc.	7,702	234,064

		1,471,912
Electrical Equipment - 2.4%
Eaton Corp. PLC	18,323	1,135,476
Rockwell Automation, Inc.	8,024	724,888

		1,860,364
Machinery - 2.8%
AGCO Corp.	5,991	308,417
Harsco Corp.	9,697	232,534
Joy Global, Inc.	7,759	491,455
Parker Hannifin Corp.	10,222	965,775
SPX Corp.	2,737	220,356

		2,218,537
Road & Rail - 4.2%
J.B. Hunt Transport Services, Inc. (L)	14,370	999,002
Kansas City Southern	17,962	1,849,547
Werner Enterprises, Inc. (L)	18,447	424,650

		3,273,199

		12,513,528
Information Technology - 8.0%
Computers & Peripherals - 1.1%
NCR Corp. (I)	31,113	858,097
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp., Class A	14,910	1,056,523
Avnet, Inc. (I)	19,696	695,466

		1,751,989
IT Services - 0.9%
Amdocs, Ltd.	18,212	664,192
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	7,828	353,982
Fairchild Semiconductor International, Inc. (I)	20,416	291,132
Infineon Technologies AG, ADR (L)	26,291	222,685
LSI Corp. (I)	111,509	776,103
Microchip Technology, Inc. (L)	9,317	339,791
ON Semiconductor Corp. (I)	74,506	596,048
United Microelectronics Corp., ADR (L)	203,081	375,700

		2,955,441

		6,229,719
Materials - 7.9%
Chemicals - 5.5%
Agrium, Inc.	3,835	396,731
Eastman Chemical Company	35,121	2,448,987
PPG Industries, Inc.	10,537	1,418,912

		4,264,630
Containers & Packaging - 1.1%
Rock-Tenn Company, Class A	5,862	518,494
Sealed Air Corp.	14,747	327,531

		846,025
Paper & Forest Products - 1.3%
Domtar Corp. (L)	4,877	363,629

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
International Paper Company	15,367	$676,302

		1,039,931

		6,150,586
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (L)	17,197	596,220
Utilities - 7.0%
Electric Utilities - 3.3%
Entergy Corp.	8,909	554,674
NV Energy, Inc.	58,622	1,158,371
Pepco Holdings, Inc.	26,679	541,317
Xcel Energy, Inc.	10,400	298,480

		2,552,842
Gas Utilities - 1.0%
Questar Corp.	34,330	807,098
Multi-Utilities - 2.7%
Ameren Corp.	9,783	330,568
Sempra Energy	12,489	971,145
Wisconsin Energy Corp.	19,908	822,201

		2,123,914

		5,483,854

TOTAL COMMON STOCKS (Cost $52,810,812)		$75,856,179

CONVERTIBLE BONDS - 0.5%
Materials - 0.5%
Cemex SAB de CV 3.750%, 03/15/2018	$312,000	$383,955

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$383,955

WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	23,960	105,424

TOTAL WARRANTS (Cost $25,565)		$105,424

SECURITIES LENDING COLLATERAL - 9.5%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	740,314	7,409,363

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,406,598)		$7,409,363

COMMERCIAL PAPER - 2.9%
Financials - 2.9%
Bank of Nova Scotia 0.125%, 03/01/2013 * $	2,300,000	$2,300,000

TOTAL COMMERCIAL PAPER (Cost $2,300,000)		$2,300,000

Total Investments (Mid Cap Value Equity Fund)
(Cost $62,854,975) - 110.3%		$86,054,921
Other assets and liabilities, net - (10.3%)		(8,063,769)

TOTAL NET ASSETS - 100.0%		$77,991,152

The accompanying notes are an integral part of the financial statements.
140

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 12.9%
Auto Components - 1.3%
Autoliv, Inc.	2,606	$169,859
Lear Corp.	2,719	145,249
TRW Automotive Holdings Corp. (I)	3,066	179,944

		495,052
Distributors - 0.8%
Genuine Parts Company (L)	4,240	301,167
Diversified Consumer Services - 0.6%
Apollo Group, Inc., Class A (I)(L)	1,000	16,870
H&R Block, Inc.	7,447	185,132

		202,002
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc. (L)	3,553	164,397
Hyatt Hotels Corp., Class A (I)	663	27,243
International Game Technology	7,423	118,323
Royal Caribbean Cruises, Ltd. (L)	3,858	134,528

		444,491
Household Durables - 3.5%
D.R. Horton, Inc. (L)	8,110	180,853
Garmin, Ltd.	3,172	108,926
Harman International Industries, Inc.	610	25,895
Jarden Corp. (I)(L)	1,300	80,743
Leggett & Platt, Inc. (L)	3,815	116,663
Lennar Corp., Class A (L)	2,200	84,898
Mohawk Industries, Inc. (I)	1,661	176,099
Newell Rubbermaid, Inc.	7,982	186,300
Toll Brothers, Inc. (I)(L)	1,506	51,385
Tupperware Brands Corp.	500	39,115
Whirlpool Corp.	2,165	244,537

		1,295,414
Internet & Catalog Retail - 0.5%
Expedia, Inc.	2,700	172,368
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	3,212	128,544
Mattel, Inc.	9,401	383,087

		511,631
Media - 1.1%
Gannett Company, Inc. (L)	6,316	126,762
Lamar Advertising Company, Class A (I)	596	27,559
The Interpublic Group of Companies, Inc.	7,839	100,182
The Washington Post Company, Class B (L)	127	50,615
Virgin Media, Inc. (L)	2,485	115,304

		420,422
Multiline Retail - 0.6%
Nordstrom, Inc.	4,386	237,809
Specialty Retail - 1.9%
Abercrombie & Fitch Company, Class A	2,300	107,249
American Eagle Outfitters, Inc.	4,896	101,249
Best Buy Company, Inc. (L)	8,000	131,280
Foot Locker, Inc.	4,200	143,598
GameStop Corp., Class A (L)	3,462	86,758
Guess?, Inc. (L)	1,745	48,319
Williams-Sonoma, Inc.	1,551	70,415

		688,868

		4,769,224

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 7.4%
Beverages - 2.6%
Beam, Inc.	3,888	$237,285
Coca-Cola Enterprises, Inc.	7,996	286,097
Crimson Wine Group, Ltd. (I)	0	1
Dr. Pepper Snapple Group, Inc.	5,722	249,594
Molson Coors Brewing Company, Class B	4,100	181,261

		954,238
Food & Staples Retailing - 0.4%
Safeway, Inc. (L)	6,657	158,836
Food Products - 2.9%
Bunge, Ltd.	3,975	294,587
Ingredion, Inc.	2,100	139,020
McCormick & Company, Inc., Non-
Voting Shares (L)	1,151	77,428
Smithfield Foods, Inc. (I)	3,998	88,916
The J.M. Smucker Company	3,051	290,760
Tyson Foods, Inc., Class A (L)	7,920	179,546

		1,070,257
Household Products - 1.5%
Church & Dwight Company, Inc. (L)	1,908	118,220
Energizer Holdings, Inc.	1,700	156,281
The Clorox Company	3,400	285,634

		560,135

		2,743,466
Energy - 6.6%
Energy Equipment & Services - 2.1%
Helmerich & Payne, Inc.	2,900	192,154
McDermott International, Inc. (I)	6,236	79,322
Nabors Industries, Ltd.	8,046	134,851
Oil States International, Inc. (I)	1,500	114,225
Patterson-UTI Energy, Inc. (L)	4,142	96,674
Rowan Companies PLC, Class A (I)	1,690	58,457
Superior Energy Services, Inc. (I)	4,400	116,380

		792,063
Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Company	2,380	160,198
Cobalt International Energy, Inc. (I)	2,200	54,274
Denbury Resources, Inc. (I)	10,700	193,884
Energen Corp.	2,010	92,942
HollyFrontier Corp.	5,300	297,860
Kinder Morgan Management LLC (I)	1,864	154,413
Newfield Exploration Company (I)	3,768	87,116
Peabody Energy Corp.	7,400	159,544
Plains Exploration & Production Company (I)	3,531	160,201
Tesoro Corp.	3,885	218,492
WPX Energy, Inc. (I)	5,500	78,045

		1,656,969

		2,449,032
Financials - 27.0%
Capital Markets - 1.0%
Ares Capital Corp.	6,866	127,124
Jefferies Group, Inc.	3,650	79,278
Legg Mason, Inc. (L)	3,360	95,760
Raymond James Financial, Inc.	1,618	70,998

		373,160
Commercial Banks - 3.5%
BOK Financial Corp.	705	41,898

The accompanying notes are an integral part of the financial statements.
141

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Comerica, Inc. (L)	5,323	$183,005
Commerce Bancshares, Inc.	2,147	81,779
Cullen/Frost Bankers, Inc. (L)	1,468	88,902
First Republic Bank	2,470	90,032
Huntington Bancshares, Inc.	23,259	163,511
KeyCorp	25,720	241,511
Regions Financial Corp.	38,605	295,328
Zions Bancorporation	5,087	122,800

		1,308,766
Consumer Finance - 0.7%
SLM Corp.	12,679	240,521
Diversified Financial Services - 1.4%
Leucadia National Corp.	5,771	155,240
NYSE Euronext	6,770	252,386
The NASDAQ OMX Group, Inc.	3,378	106,947

		514,573
Insurance - 9.1%
Alleghany Corp. (I)	340	128,476
American Financial Group, Inc.	1,912	84,052
Arthur J. Gallagher & Company	3,400	130,832
Assurant, Inc.	2,200	92,378
Axis Capital Holdings, Ltd.	3,101	126,304
Cincinnati Financial Corp.	4,200	189,042
Erie Indemnity Company, Class A	386	28,255
Everest Re Group, Ltd.	1,420	176,946
Fidelity National Financial, Inc., Class A	5,578	139,115
Genworth Financial, Inc., Class A (I)	13,619	116,306
HCC Insurance Holdings, Inc.	2,761	110,440
Lincoln National Corp.	7,519	222,111
Markel Corp. (I)	242	116,995
PartnerRe, Ltd.	1,719	153,404
Principal Financial Group, Inc. (L)	8,100	256,041
Reinsurance Group of America, Inc.	2,048	117,760
RenaissanceRe Holdings, Ltd.	1,282	112,098
Torchmark Corp.	2,579	144,914
Unum Group	7,672	187,734
Validus Holdings, Ltd.	2,253	80,274
W.R. Berkley Corp.	3,184	132,136
White Mountains Insurance Group, Ltd.	149	84,185
Willis Group Holdings PLC	4,793	182,517
XL Group PLC	8,233	235,793

		3,348,108
Real Estate Investment Trusts - 10.3%
Alexandria Real Estate Equities, Inc.	1,765	125,562
American Capital Agency Corp.	10,736	340,546
Camden Property Trust	2,312	159,852
Chimera Investment Corp.	28,523	84,999
DDR Corp.	6,788	117,229
Digital Realty Trust, Inc.	2,153	144,208
Duke Realty Corp.	8,623	139,348
Essex Property Trust, Inc.	960	143,030
Federal Realty Investment Trust	894	94,952
Hospitality Properties Trust	3,460	92,382
Host Hotels & Resorts, Inc.	19,794	329,966
Kimco Realty Corp.	11,058	240,733
Liberty Property Trust	3,247	125,951
Piedmont Office Realty Trust, Inc., Class A	4,563	89,709
Plum Creek Timber Company, Inc.	4,468	216,698
Rayonier, Inc. (L)	3,413	190,684
Realty Income Corp. (L)	4,925	224,826
Regency Centers Corp.	2,494	129,389

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Senior Housing Properties Trust (L)	5,100	$127,959
SL Green Realty Corp.	2,483	202,662
The Macerich Company	3,749	225,352
UDR, Inc.	6,864	163,775
Weingarten Realty Investors (L)	1,555	47,661
WP Carey, Inc.	817	48,685

		3,806,158
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	424	40,975
Thrifts & Mortgage Finance - 0.9%
Hudson City Bancorp, Inc.	6,605	56,275
New York Community Bancorp, Inc. (L)	11,908	160,758
People’s United Financial, Inc.	9,603	125,799

		342,832

		9,975,093
Health Care - 4.9%
Health Care Equipment & Supplies - 1.0%
CareFusion Corp. (I)	6,062	198,470
Hologic, Inc. (I)	7,184	156,827

		355,297
Health Care Providers & Services - 1.6%
Coventry Health Care, Inc.	3,622	164,294
Omnicare, Inc. (L)	3,030	112,898
Quest Diagnostics, Inc.	4,400	247,148
Universal Health Services, Inc., Class B	1,269	73,462

		597,802
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A (I)	200	24,640
Covance, Inc. (I)	500	33,295
Life Technologies Corp. (I)	4,700	273,211

		331,146
Pharmaceuticals - 1.4%
Actavis, Inc. (I)	3,472	295,676
Endo Health Solutions, Inc. (I)	3,206	99,386
Hospira, Inc. (I)	4,491	132,170

		527,232

		1,811,477
Industrials - 9.5%
Aerospace & Defense - 1.3%
L-3 Communications Holdings, Inc.	2,585	197,158
Rockwell Collins, Inc.	3,700	222,407
Spirit Aerosystems Holdings, Inc., Class A (I)	3,136	54,598

		474,163
Airlines - 0.3%
Southwest Airlines Company	10,301	120,522
Building Products - 0.2%
Masco Corp.	3,321	63,962
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	2,785	113,767
Cintas Corp.	3,108	136,441
Iron Mountain, Inc.	3,920	135,240
Pitney Bowes, Inc. (L)	5,476	71,736

		457,184
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (I)	3,600	175,824
KBR, Inc.	4,037	122,684

The accompanying notes are an integral part of the financial statements.
142

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Quanta Services, Inc. (I)	6,090	$172,956
URS Corp.	2,067	87,351

		558,815
Electrical Equipment - 0.3%
Hubbell, Inc., Class B	1,404	130,446
Machinery - 2.9%
AGCO Corp.	2,700	138,996
IDEX Corp.	1,100	56,023
Joy Global, Inc.	1,000	63,340
Pentair, Ltd.	5,792	308,540
Snap-on, Inc.	1,647	132,205
SPX Corp.	1,350	108,689
Timken Company	2,251	122,274
Xylem, Inc.	5,100	140,250

		1,070,317
Professional Services - 1.3%
Equifax, Inc.	3,280	180,794
Manpower, Inc.	2,176	118,810
Robert Half International, Inc.	1,850	65,768
Towers Watson & Company, Class A	1,733	115,366

		480,738
Road & Rail - 0.5%
Hertz Global Holdings, Inc. (I)	8,750	174,563

		3,530,710
Information Technology - 10.0%
Communications Equipment - 0.4%
Harris Corp.	3,088	148,440
Computers & Peripherals - 2.2%
SanDisk Corp. (I)	4,274	215,367
Seagate Technology PLC	9,350	300,696
Western Digital Corp.	6,051	285,365

		801,428
Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (I)	2,931	117,680
Avnet, Inc. (I)	3,845	135,767
Flextronics International, Ltd. (I)	11,789	78,397
Jabil Circuit, Inc.	5,010	93,837
Molex, Inc.	1,821	50,460
Molex, Inc., Class A	1,879	42,691

		518,832
IT Services - 1.7%
Computer Sciences Corp.	4,294	206,241
Fidelity National Information Services, Inc.	6,500	244,725
SAIC, Inc.	7,544	89,170
Total Systems Services, Inc.	4,443	105,566

		645,702
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	4,545	248,884
Lam Research Corp. (I)	3,069	129,819
Linear Technology Corp.	6,300	240,912
Marvell Technology Group, Ltd.	12,500	126,250
Maxim Integrated Products, Inc. (L)	8,063	251,404
Microchip Technology, Inc.	5,356	195,333
NVIDIA Corp.	8,637	109,344
ON Semiconductor Corp. (I)	12,212	97,696

		1,399,642

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.5%
Electronic Arts, Inc. (I)	5,412	$94,872
Synopsys, Inc. (I)	2,086	73,073

		167,945

		3,681,989
Materials - 8.1%
Chemicals - 3.9%
Airgas, Inc. (L)	1,816	182,108
Ashland, Inc.	2,170	169,195
Axiall Corp.	1,200	67,896
CF Industries Holdings, Inc.	1,142	229,348
Eastman Chemical Company	4,230	294,958
Huntsman Corp.	5,571	95,988
International Flavors & Fragrances, Inc.	2,257	164,716
Rockwood Holdings, Inc.	2,000	125,200
Sigma-Aldrich Corp. (L)	1,200	92,472
Westlake Chemical Corp.	300	25,866

		1,447,747
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	1,228	119,276
Vulcan Materials Company	1,223	62,287

		181,563
Containers & Packaging - 1.5%
Aptargroup, Inc.	1,157	62,409
Bemis Company, Inc.	2,832	105,747
Owens-Illinois, Inc. (I)	4,341	110,696
Rock-Tenn Company, Class A	983	86,946
Sealed Air Corp.	5,165	114,715
Sonoco Products Company	2,715	86,256

		566,769
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	2,742	83,549
Cliffs Natural Resources, Inc.	4,151	105,684
Reliance Steel & Aluminum Company (L)	2,099	139,772
Steel Dynamics, Inc.	5,804	88,627
United States Steel Corp.	4,009	83,548
Walter Energy, Inc.	1,763	56,046

		557,226
Paper & Forest Products - 0.7%
Domtar Corp.	971	72,398
MeadWestvaco Corp.	4,771	170,372

		242,770

		2,996,075
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp. (L)	27,710	114,719
Windstream Corp. (L)	15,853	136,177

		250,896
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (I)	4,100	40,180
United States Cellular Corp. (I)	364	13,392

		53,572

		304,468
Utilities - 11.1%
Electric Utilities - 1.6%
NV Energy, Inc.	6,569	129,803
OGE Energy Corp.	2,678	155,083

The accompanying notes are an integral part of the financial statements.
143

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Pepco Holdings, Inc.	6,354	$128,923
Pinnacle West Capital Corp.	2,977	166,533

		580,342
Gas Utilities - 1.6%
AGL Resources, Inc.	3,265	130,469
National Fuel Gas Company	1,912	111,259
ONEOK, Inc.	5,318	239,257
UGI Corp.	3,058	109,538

		590,523
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	17,600	204,512
Calpine Corp. (I)	4,208	77,427
NRG Energy, Inc.	8,864	212,736

		494,675
Multi-Utilities - 5.7%
Alliant Energy Corp.	3,008	143,452
Ameren Corp.	6,646	224,568
CenterPoint Energy, Inc.	11,098	237,830
CMS Energy Corp.	7,303	194,333
DTE Energy Company	4,717	315,096
Integrys Energy Group, Inc.	2,184	123,549
MDU Resources Group, Inc.	5,019	121,259
NiSource, Inc.	8,476	234,785
SCANA Corp. (L)	3,456	168,791
TECO Energy, Inc. (L)	5,562	95,945
Wisconsin Energy Corp. (L)	6,322	261,099

		2,120,707
Water Utilities - 0.8%
American Water Works Company, Inc.	4,876	192,358
Aqua America, Inc.	3,888	113,257

		305,615

		4,091,862

TOTAL COMMON STOCKS (Cost $29,048,787)		$36,353,396

SECURITIES LENDING COLLATERAL - 11.9%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	438,414	4,387,825

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,387,388)		$4,387,825

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.3%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0900% (Y)	847,022	847,022
U.S. Government - 0.1%
U.S. Treasury Bill, 0.0593%, 05/09/2013 *	$40,000	$39,994

TOTAL SHORT-TERM INVESTMENTS (Cost $887,016)		$887,016

Total Investments (Mid Cap Value Index Fund)
(Cost $34,323,191) - 112.6%		$41,628,237
Other assets and liabilities, net - (12.6%)		(4,669,132)

TOTAL NET ASSETS - 100.0%		$36,959,105

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.4%
Consumer Discretionary - 8.1%
Auto Components - 0.7%
Visteon Corp. (I)	71,500	$4,167,017
Diversified Consumer Services - 0.4%
Strayer Education, Inc.	47,100	2,312,139
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	255,600	4,074,264
Leisure Equipment & Products - 1.7%
Hasbro, Inc.	55,600	2,225,112
Mattel, Inc.	169,300	6,898,975
Sankyo Company, Ltd.	37,800	1,591,276

		10,715,363
Media - 3.3%
Cablevision Systems Corp., Class A	397,600	5,562,424
Charter Communications, Inc., Class A (I)	60,635	5,238,258
DreamWorks Animation
SKG, Inc., Class A (I)	230,300	3,822,980
Scholastic Corp.	40,000	1,204,000
The Washington Post Company, Class B	13,100	5,220,874

		21,048,536
Specialty Retail - 1.4%
CarMax, Inc. (I)	64,800	2,488,968
The Gap, Inc.	202,100	6,653,132

		9,142,100

		51,459,419
Consumer Staples - 10.1%
Beverages - 0.6%
Beam, Inc.	31,300	1,910,239
Brown-Forman Corp., Class B	31,100	2,040,782

		3,951,021
Food & Staples Retailing - 3.4%
Sysco Corp.	264,300	8,499,888
The Kroger Company	453,400	13,243,814

		21,743,702
Food Products - 3.8%
Archer-Daniels-Midland Company	185,800	5,919,588
Campbell Soup Company	29,600	1,218,336
Flowers Foods, Inc.	207,400	5,844,532
Kellogg Company	88,300	5,342,150
McCormick & Company, Inc.	51,600	3,471,132
Tootsie Roll Industries, Inc.	70,087	1,968,043

		23,763,781
Household Products - 0.8%
The Clorox Company	58,200	4,889,382
Personal Products - 1.5%
Avon Products, Inc.	491,000	9,599,050

		63,946,936
Energy - 10.4%
Energy Equipment & Services - 1.7%
Exterran Holdings, Inc. (I)	431,100	10,876,653
Oil, Gas & Consumable Fuels - 8.7%
CONSOL Energy, Inc.	202,900	6,523,235
Hess Corp.	171,300	11,391,450
Murphy Oil Corp.	113,100	6,885,528
PBF Energy, Inc.	132,900	5,548,575
QEP Resources, Inc.	151,400	4,611,644
Talisman Energy, Inc.	760,600	9,551,292

The accompanying notes are an integral part of the financial statements.
144

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	86,100	$3,925,299
WPX Energy, Inc. (I)	464,400	6,589,836

		55,026,859

		65,903,512
Financials - 24.5%
Capital Markets - 6.7%
E*TRADE Financial Corp. (I)	890,010	9,532,007
Federated Investors, Inc., Class B	31,600	733,752
Greenhill & Company, Inc.	29,100	1,768,698
Janus Capital Group, Inc.	48,200	446,332
Lazard, Ltd., Class A	269,700	9,682,230
Legg Mason, Inc.	191,500	5,457,750
Northern Trust Corp.	281,200	14,951,404

		42,572,173
Commercial Banks - 5.3%
BankUnited, Inc.	100,800	2,858,688
CIT Group, Inc. (I)	262,100	10,971,506
Commerce Bancshares, Inc.	51,566	1,964,149
First Horizon National Corp.	750,358	7,976,306
M&T Bank Corp.	19,100	1,949,919
SunTrust Banks, Inc.	130,100	3,589,459
Westamerica Bancorp.	98,900	4,376,325

		33,686,352
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	6,569	524,028
Insurance - 8.6%
Axis Capital Holdings, Ltd.	39,900	1,625,127
CNA Financial Corp.	80,200	2,529,508
Enstar Group, Ltd. (I)	5,200	651,768
Fidelity National Financial, Inc., Class A	253,300	6,317,302
First American Financial Corp.	314,800	7,646,492
Kemper Corp.	150,000	4,746,000
Loews Corp.	141,200	6,087,132
Marsh & McLennan Companies, Inc.	243,900	9,058,446
OneBeacon Insurance Group, Ltd., Class A	79,900	1,068,263
The Progressive Corp.	237,700	5,790,372
White Mountains Insurance Group, Ltd.	16,300	9,209,500

		54,729,910
Real Estate Investment Trusts - 2.3%
Cousins Properties, Inc.	238,448	2,317,715
General Growth Properties, Inc.	77,547	1,484,250
Weingarten Realty Investors	103,800	3,181,470
Weyerhaeuser Company	249,197	7,328,884

		14,312,319
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A (I)	116,900	1,875,076
The Howard Hughes Corp. (I)	13,298	1,021,153
The St. Joe Company (I)	141,000	3,144,300

		6,040,529
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	312,812	3,700,566

		155,565,877
Health Care - 7.0%
Health Care Equipment & Supplies - 0.6%
Wright Medical Group, Inc. (I)	101,100	2,350,575
Zimmer Holdings, Inc.	15,600	1,169,376

		3,519,951

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.9%
HealthSouth Corp. (I)	313,800	$7,568,856
Kindred Healthcare, Inc. (I)	168,000	1,893,360
Quest Diagnostics, Inc.	50,700	2,847,819
Select Medical Holdings Corp.	228,500	2,111,340
Tenet Healthcare Corp. (I)	109,725	4,313,290

		18,734,665
Life Sciences Tools & Services - 1.3%
Life Technologies Corp. (I)	143,800	8,359,094
Pharmaceuticals - 2.2%
Forest Laboratories, Inc. (I)	151,900	5,589,920
Hospira, Inc. (I)	275,400	8,105,022
Zoetis, Inc. (I)	10,300	344,535

		14,039,477

		44,653,187
Industrials - 8.5%
Aerospace & Defense - 2.2%
Raytheon Company	65,800	3,590,706
Textron, Inc.	353,600	10,201,360

		13,792,066
Airlines - 2.1%
Southwest Airlines Company	1,147,000	13,419,900
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (I)	107,362	805,215
Cintas Corp.	129,200	5,671,880

		6,477,095
Electrical Equipment - 0.5%
The Babcock & Wilcox Company	116,000	3,134,320
Machinery - 1.1%
Ingersoll-Rand PLC	135,400	7,128,810
Professional Services - 1.6%
Manpower, Inc.	186,400	10,177,440

		54,129,631
Information Technology - 7.0%
Communications Equipment - 0.9%
ADTRAN, Inc.	179,700	4,014,498
Tellabs, Inc.	782,600	1,588,678

		5,603,176
Electronic Equipment, Instruments & Components - 1.6%
AVX Corp.	240,600	2,834,268
Molex, Inc., Class A	333,800	7,583,936

		10,418,204
IT Services - 1.7%
Automatic Data Processing, Inc.	9,900	607,464
CoreLogic, Inc. (I)	148,700	3,852,817
Lender Processing Services, Inc.	253,400	6,223,504

		10,683,785
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	694,900	9,520,130
ASML Holding NV, ADR	28,476	2,021,226
Marvell Technology Group, Ltd.	266,900	2,695,690
ON Semiconductor Corp. (I)	383,000	3,064,000

		17,301,046
Software - 0.1%
Electronic Arts, Inc. (I)	49,300	864,229

		44,870,440

The accompanying notes are an integral part of the financial statements.
145

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 8.0%
Chemicals - 1.9%
International Flavors & Fragrances, Inc.	79,000	$5,765,420
The Scotts Miracle-Gro Company, Class A	109,600	4,856,376
Tronox, Ltd., Class A	62,700	1,287,858

		11,909,654
Construction Materials - 1.0%
Vulcan Materials Company	128,900	6,564,877
Containers & Packaging - 1.1%
Packaging Corp. of America	172,100	7,190,338
Metals & Mining - 2.8%
AngloGold Ashanti, Ltd., ADR	46,700	1,132,008
Cliffs Natural Resources, Inc.	58,200	1,481,772
Franco-Nevada Corp.	51,400	2,486,140
Gold Fields, Ltd., ADR	167,500	1,388,575
Lonmin PLC (I)	398,609	2,160,467
Newmont Mining Corp.	164,200	6,615,618
Nucor Corp.	52,200	2,351,610
Sibanye Gold, Ltd., ADR (I)	41,875	237,013

		17,853,203
Paper & Forest Products - 1.2%
MeadWestvaco Corp.	206,800	7,384,828

		50,902,900
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	236,342	5,409,868
Utilities - 8.0%
Electric Utilities - 4.0%
American Electric Power Company, Inc.	105,900	4,955,061
Duke Energy Corp.	34,499	2,389,056
Entergy Corp.	39,400	2,453,044
FirstEnergy Corp.	150,454	5,939,924
Pepco Holdings, Inc.	98,300	1,994,507
PPL Corp.	244,800	7,544,736

		25,276,328
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp. (I)	349,900	6,438,160
NRG Energy, Inc.	499,719	11,993,256

		18,431,416
Multi-Utilities - 1.1%
NiSource, Inc.	149,000	4,127,301
TECO Energy, Inc.	164,000	2,829,000

		6,956,301

		50,664,045

TOTAL COMMON STOCKS (Cost $469,769,604)		$587,505,815

CONVERTIBLE BONDS - 0.6%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$572,048
Materials - 0.5%
Alcoa, Inc. 5.250%, 03/15/2014	2,152,000	2,984,555

TOTAL CONVERTIBLE BONDS (Cost $3,863,189)		$3,556,603

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	1,101,513	1,101,513

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0995% (Y)	39,029,612	$39,029,612

		40,131,125

TOTAL SHORT-TERM INVESTMENTS (Cost $40,131,125)		$40,131,125

Total Investments (Mid Value Fund)
(Cost $513,763,918) - 99.3%		$631,193,543
Other assets and liabilities, net - 0.7%		4,591,377

TOTAL NET ASSETS - 100.0%		$635,784,920

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 83.1%
Consumer Discretionary - 8.5%
Automobiles - 0.9%
General Motors Company (I)	130,730	$3,549,320
Media - 6.8%
British Sky Broadcasting Group PLC	283,434	3,657,804
CBS Corp., Class B	36,746	1,594,409
Comcast Corp., Special Class A	23,787	911,280
News Corp., Class B	244,087	7,141,986
Reed Elsevier PLC	460,430	4,955,690
Time Warner Cable, Inc.	63,424	5,479,199
Tribune Company (I)	27,592	1,462,376
Tribune Company, Class B (I)	16,918	896,654

		26,099,398
Multiline Retail - 0.8%
Kohl’s Corp.	62,420	2,877,562
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	1,582	126,475

		32,652,755
Consumer Staples - 15.7%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	74,025	2,648,615
Dr. Pepper Snapple Group, Inc.	61,998	2,704,353
Pernod-Ricard SA	28,000	3,634,217

		8,987,185
Food & Staples Retailing - 5.1%
CVS Caremark Corp.	164,608	8,414,761
The Kroger Company	190,179	5,555,129
Wal-Mart Stores, Inc.	26,513	1,876,590
Walgreen Company	91,620	3,750,923

		19,597,403
Food Products - 1.2%
General Mills, Inc. (L)	42,794	1,979,223
Mondelez International, Inc., Class A	100,176	2,769,866

		4,749,089
Personal Products - 0.8%
Avon Products, Inc.	160,190	3,131,715
Tobacco - 6.2%
Altria Group, Inc.	113,988	3,824,297
British American Tobacco PLC	151,022	7,868,468

The accompanying notes are an integral part of the financial statements.
146

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Imperial Tobacco Group PLC	160,902	$5,833,513
Lorillard, Inc.	93,963	3,621,334
Philip Morris International, Inc.	27,083	2,484,865

		23,632,477

		60,097,869
Energy - 11.2%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	93,569	4,193,763
Ensco PLC, Class A	32,528	1,956,234
Transocean, Ltd.	91,048	4,761,810

		10,911,807
Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	67,950	5,046,647
BG Group PLC	16,016	283,248
BP PLC	440,386	2,965,851
CONSOL Energy, Inc.	124,220	3,993,673
Marathon Oil Corp.	199,465	6,682,078
Murphy Oil Corp.	45,690	2,781,607
Plains Exploration & Production Company (I)	86,750	3,935,848
Royal Dutch Shell PLC, A Shares	185,221	6,082,476
WPX Energy, Inc. (I)(L)	34,882	494,976

		32,266,404

		43,178,211
Financials - 15.2%
Capital Markets - 0.9%
Morgan Stanley	159,906	3,605,880
Commercial Banks - 3.1%
CIT Group, Inc. (I)	54,839	2,295,561
KB Financial Group, Inc.	32,397	1,162,900
PNC Financial Services Group, Inc.	98,692	6,157,394
Wells Fargo & Company	60,571	2,124,831

		11,740,686
Diversified Financial Services - 3.1%
Citigroup, Inc.	96,249	4,039,571
ING Groep NV, ADR (I)	302,874	2,430,032
JPMorgan Chase & Company	59,530	2,912,208
NYSE Euronext	66,378	2,474,572

		11,856,383
Insurance - 7.6%
ACE, Ltd.	67,299	5,746,662
Alleghany Corp. (I)	10,920	4,126,340
American International Group, Inc. (I)	191,459	7,277,357
MetLife, Inc.	107,000	3,792,080
White Mountains Insurance Group, Ltd.	9,814	5,544,910
Zurich Insurance Group AG (I)	9,768	2,670,125

		29,157,474
Real Estate Management & Development - 0.5%
Forestar Group, Inc. (I)	37,350	650,637
Realogy Holdings Corp. (I)	29,273	1,282,592

		1,933,229

		58,293,652
Health Care - 10.0%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (I)	101,196	747,838
Medtronic, Inc.	132,710	5,966,642

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	23,585	$1,506,610

		8,221,090
Health Care Providers & Services - 2.2%
CIGNA Corp.	98,579	5,762,928
WellPoint, Inc.	45,030	2,799,965

		8,562,893
Pharmaceuticals - 5.6%
Eli Lilly & Company	31,611	1,727,857
Hospira, Inc. (I)	50,064	1,473,384
Merck & Company, Inc.	255,320	10,909,824
Pfizer, Inc.	164,258	4,495,741
Teva Pharmaceutical Industries, Ltd., ADR	77,190	2,886,906

		21,493,712

		38,277,695
Industrials - 4.2%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	62,946	3,023,926
Raytheon Company	45,621	2,489,538

		5,513,464
Building Products - 0.4%
Owens Corning, Inc. (I)	43,045	1,670,576
Machinery - 1.2%
Oshkosh Corp. (I)	67,555	2,604,921
Stanley Black & Decker, Inc.	25,767	2,027,863

		4,632,784
Marine - 1.2%
AP Moller - Maersk A/S, Series B	550	4,390,701

		16,207,525
Information Technology - 10.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	232,570	4,849,085
Computers & Peripherals - 2.7%
Apple, Inc.	14,270	6,298,778
Dell, Inc.	76,127	1,061,972
Hewlett-Packard Company	161,110	3,244,755

		10,605,505
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	82,654	3,316,905
Internet Software & Services - 0.8%
Google, Inc., Class A (I)	3,716	2,977,259
Office Electronics - 1.2%
Xerox Corp.	557,663	4,522,647
Software - 3.5%
Microsoft Corp.	313,721	8,721,444
Nintendo Company, Ltd.	10,800	1,043,547
Symantec Corp. (I)	166,893	3,911,972

		13,676,963

		39,948,364
Materials - 3.9%
Chemicals - 0.7%
Linde AG	15,098	2,734,018
Metals & Mining - 0.7%
ThyssenKrupp AG	117,220	2,636,414

The accompanying notes are an integral part of the financial statements.
147

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 2.5%
Domtar Corp.	16,676	$1,243,363
International Paper Company	117,032	5,150,578
MeadWestvaco Corp.	85,146	3,040,564

		9,434,505

		14,804,937
Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Vodafone Group PLC	2,433,324	6,108,741
Utilities - 2.4%
Electric Utilities - 1.0%
Entergy Corp.	25,024	1,557,994
Exelon Corp.	82,399	2,553,545

		4,111,539
Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc. (L)	139,938	3,358,512
Multi-Utilities - 0.5%
GDF Suez	96,066	1,810,145

		9,280,196

TOTAL COMMON STOCKS (Cost $267,262,019)		$318,849,945

CORPORATE BONDS - 2.0%
Consumer Discretionary - 0.2%
Clear Channel Communications Inc
9.000%, 12/15/2019 (S)	$672,000	$624,960
Energy - 0.1%
Energy Future Intermediate Holding
Company LLC 11.000%, 10/01/2021	396,000	439,560
Industrials - 0.9%
American Airlines 2011-2 Class A Pass
Through Trust 8.625%, 10/15/2021	249,135	259,100
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	57,219	59,794
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	2,653,000	3,044,318
13.000%, 08/01/2016	21,865	23,013

		3,386,225
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
7.375%, 02/15/2018 (S)	130,000	174,728
11.750%, 07/15/2017 (S)	100,000	105,250
11.750%, 07/15/2017 (S)	192,000	264,451

		544,429
Utilities - 0.7%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	3,500,000	2,625,000

TOTAL CORPORATE BONDS (Cost $6,765,944)		$7,620,174

TERM LOANS (M) - 1.9%
Consumer Discretionary - 0.7%
Clear Channel Communications, Inc.
3.854%, 01/29/2016	3,036,430	2,604,029

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.731%, 10/10/2017	$7,000,000	$4,735,003

TOTAL TERM LOANS (Cost $6,799,223)		$7,339,032

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	579,552	$5,800,385

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,800,428)		$5,800,385

SHORT-TERM INVESTMENTS - 10.2%
U.S. Government - 7.1%
U.S. Treasury Bill
0.095%, 07/25/2013 *	$2,000,000	$1,999,088
0.100%, 07/18/2013 *	2,500,000	2,498,915
0.105%, 08/08/2013 *	4,000,000	3,997,824
0.120%, 03/14/2013 *	3,500,000	3,499,948
0.125%, 08/29/2013 *	3,000,000	2,998,116
0.128%, 03/21/2013 *	3,000,000	2,999,895
0.135%, 05/09/2013 *	1,000,000	999,818
0.135%, 05/30/2013 *	2,000,000	1,999,476
0.140%, 04/11/2013 *	3,000,000	2,999,700
0.140%, 05/16/2013 *	700,000	699,852
0.145%, 05/02/2013 *	2,500,000	2,499,580

		27,192,212
Repurchase Agreement - 3.1%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $12,000,003 on 03/01/2013,
collateralized by $12,475,000 Federal Home
Loan Mortgage Corp., 2.000% due
01/30/2023 (valued at $12,241,668,
including interest)	12,000,000	12,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $39,191,905)		$39,192,212

Total Investments (Mutual Shares Fund)
(Cost $325,819,519) - 98.7%		$378,801,748
Other assets and liabilities, net - 1.3%		5,101,267

TOTAL NET ASSETS - 100.0%		$383,903,015

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.6%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 2.5%
Marriott International, Inc., Class A	47,473	$1,872,810
Starwood Hotels & Resorts Worldwide, Inc.	58,700	3,541,371

		5,414,181

		5,414,181
Financials - 91.1%
Real Estate Investment Trusts - 91.1%
Diversified REITs - 4.6%
PS Business Parks, Inc.	33,000	2,441,670

The accompanying notes are an integral part of the financial statements.
148

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified REITs (continued)
Vornado Realty Trust	94,874	$7,609,844

		10,051,514
Industrial REITs - 7.8%
DCT Industrial Trust, Inc. (L)	483,100	3,507,306
EastGroup Properties, Inc.	47,600	2,704,156
Prologis, Inc.	251,744	9,802,911
Terreno Realty Corp.	61,500	1,100,850

		17,115,223
Office REITs - 15.6%
Alexandria Real Estate Equities, Inc.	30,100	2,141,314
BioMed Realty Trust, Inc.	147,500	3,115,200
Boston Properties, Inc.	67,050	6,965,154
Douglas Emmett, Inc.	220,600	5,406,906
Highwoods Properties, Inc. (L)	112,500	4,106,250
Kilroy Realty Corp. (L)	109,100	5,756,116
SL Green Realty Corp.	84,500	6,896,890

		34,387,830
Residential REITs - 18.1%
American Campus Communities, Inc.	41,800	1,889,360
AvalonBay Communities, Inc.	76,316	9,526,526
BRE Properties, Inc.	108,240	5,261,546
Camden Property Trust	94,500	6,533,730
Equity Residential	175,450	9,656,768
Essex Property Trust, Inc. (L)	40,600	6,048,994
Post Properties, Inc.	20,100	959,574

		39,876,498
Retail REITs - 32.9%
Acadia Realty Trust	52,700	1,418,684
CBL & Associates Properties, Inc.	150,414	3,420,414
Equity One, Inc. (L)	71,200	1,673,912
Federal Realty Investment Trust	73,780	7,836,174
General Growth Properties, Inc.	352,694	6,750,563
Kimco Realty Corp.	288,300	6,276,291
Regency Centers Corp.	114,050	5,916,914
Simon Property Group, Inc.	141,500	22,478,690
Taubman Centers, Inc.	46,600	3,575,152
The Macerich Company (L)	140,212	8,428,143
Weingarten Realty Investors (L)	149,800	4,591,370

		72,366,307
Specialized REITs - 12.1%
Healthcare Realty Trust, Inc.	170,900	4,545,940
Host Hotels & Resorts, Inc. (L)	306,162	5,103,721
Pebblebrook Hotel Trust	92,500	2,211,675
Plum Creek Timber Company, Inc. (L)	76,200	3,695,700
Public Storage	73,000	11,038,330

		26,595,366

		200,392,738

		200,392,738

TOTAL COMMON STOCKS (Cost $98,046,868)		$205,806,919

CONVERTIBLE BONDS - 1.0%
Financials - 1.0%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,173,000	$2,310,171

TOTAL CONVERTIBLE BONDS (Cost $2,123,380)		$2,310,171

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	1,913,081	19,146,883

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,137,426)		$19,146,883

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	676,016	676,016
T. Rowe Price Reserve Investment
Fund, 0.0995% (Y)	10,970,756	10,970,748

		11,646,764

TOTAL SHORT-TERM INVESTMENTS (Cost $11,646,764)		$11,646,764

Total Investments (Real Estate Equity Fund)
(Cost $130,954,438) - 108.6%		$238,910,737
Other assets and liabilities, net - (8.6%)		(18,971,763)

TOTAL NET ASSETS - 100.0%		$219,938,974

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Financials - 98.7%
Real Estate Investment Trusts - 98.7%
Diversified REITs - 9.5%
American Assets Trust, Inc.	75,841	$2,292,673
Duke Realty Corp. (L)	1,055,428	17,055,716
Liberty Property Trust (L)	214,699	8,328,174
PS Business Parks, Inc.	63,180	4,674,688
Vornado Realty Trust (L)	258,613	20,743,349

		53,094,600
Industrial REITs - 2.5%
DCT Industrial Trust, Inc.	782,851	5,683,498
Prologis, Inc.	223,384	8,698,573

		14,382,071
Office REITs - 12.6%
Alexandria Real Estate Equities, Inc.	151,568	10,782,548
Boston Properties, Inc.	130,948	13,602,878
Douglas Emmett, Inc. (L)	689,754	16,905,871
DuPont Fabros Technology, Inc. (L)	716,531	16,594,858
SL Green Realty Corp. (L)	158,975	12,975,540

		70,861,695
Residential REITs - 20.5%
American Campus Communities, Inc.	318,838	14,411,478
AvalonBay Communities, Inc.	58,808	7,341,003
BRE Properties, Inc.	98,477	4,786,967
Camden Property Trust	233,591	16,150,482
Equity Residential	571,951	31,480,183
Essex Property Trust, Inc. (L)	9,367	1,395,589
Home Properties, Inc. (L)	136,245	8,504,412
Post Properties, Inc.	265,630	12,681,176
Silver Bay Realty Trust Corp. (I)(L)	32,858	670,960
Spirit Realty Capital, Inc.	277,134	5,520,509
UDR, Inc. (L)	500,989	11,953,598

		114,896,357

The accompanying notes are an integral part of the financial statements.
149

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail REITs - 26.3%
Acadia Realty Trust (L)	255,897	$6,888,747
Alexander’s, Inc.	11,620	3,770,690
DDR Corp. (L)	472,706	8,163,633
Federal Realty Investment Trust	122,003	12,957,939
Glimcher Realty Trust	1,127,559	12,696,314
Pennsylvania Real Estate Investment Trust	91,395	1,649,680
Regency Centers Corp. (L)	251,956	13,071,477
Simon Property Group, Inc.	471,075	74,834,975
Taubman Centers, Inc.	176,532	13,543,535

		147,576,990
Specialized REITs - 27.3%
Chesapeake Lodging Trust	17,706	381,210
CubeSmart	5,716	84,254
DiamondRock Hospitality Company	710,871	6,355,187
Extra Space Storage, Inc.	191,241	7,160,063
Health Care REIT, Inc. (L)	380,210	24,386,669
Healthcare Realty Trust, Inc.	592,578	15,762,575
Healthcare Trust of America, Inc.	175,826	2,018,482
Host Hotels & Resorts, Inc. (L)	731,879	12,200,423
LaSalle Hotel Properties (L)	193,076	4,902,200
Medical Properties Trust, Inc.	206,121	2,992,877
Pebblebrook Hotel Trust (L)	165,406	3,954,857
Public Storage	197,232	29,823,451
Sunstone Hotel Investors, Inc.	720,376	8,161,860
Ventas, Inc.	491,396	34,781,010

		152,965,118

TOTAL COMMON STOCKS (Cost $447,399,739)		$553,776,831

SECURITIES LENDING COLLATERAL - 11.1%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	6,250,563	62,558,134

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,549,090)		$62,558,134

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $4,888,001 on 03/01/2013,
collateralized by $3,795,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$4,986,053, including interest)	$4,888,000	$4,888,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,888,000)		$4,888,000

Total Investments (Real Estate Securities Fund)
(Cost $514,836,829) - 110.7%		$621,222,965
Other assets and liabilities, net - (10.7%)		(60,231,195)

TOTAL NET ASSETS - 100.0%		$560,991,770

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.9%
U.S. Government - 93.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (F)	$17,112,771	$18,175,628

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
0.125%, 04/15/2017 to 01/15/2022		$50,898,609	$55,154,351
0.125%, 07/15/2022 to 01/15/2023 (C)		96,835,978	105,309,548
0.500%, 04/15/2015		10,171,968	10,698,845
0.625%, 07/15/2021 to 02/15/2043		39,819,789	44,448,081
0.750%, 02/15/2042		4,318,893	4,590,512
1.125%, 01/15/2021		20,363,986	23,981,770
1.250%, 07/15/2020		22,111,110	26,372,673
1.375%, 07/15/2018 to 01/15/2020		28,507,614	33,639,569
1.625%, 01/15/2015		11,304,064	12,087,402
1.625%, 01/15/2018 (C)		1,866,158	2,181,509
1.750%, 01/15/2028		16,879,478	21,471,219
1.875%, 07/15/2013 (D)		43,257,958	44,352,903
1.875%, 07/15/2015 to 07/15/2019		12,343,974	14,999,911
2.000%, 01/15/2014 to 01/15/2026		62,633,616	71,887,168
2.125%, 02/15/2040		2,018,522	2,885,225
2.375%, 01/15/2025 to 01/15/2027		34,448,088	46,475,202
2.500%, 01/15/2029		15,080,091	21,133,330
2.625%, 07/15/2017 (C)		13,303,912	16,034,327
3.375%, 04/15/2032		6,985,710	11,272,645
3.875%, 04/15/2029 (F)		51,925,668	84,614,486

			671,766,304
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.375%, 10/01/2044 (P)		44,073	44,752

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $639,210,611)			$671,811,056

FOREIGN GOVERNMENT
OBLIGATIONS - 7.0%
Australia - 2.7%
Commonwealth of Australia
4.000%, 08/20/2015	AUD	700,000	1,293,591
5.500%, 01/21/2018		9,100,000	10,380,321
New South Wales Treasury Corp.
2.750%, 11/20/2025		5,700,000	7,684,462

			19,358,374
Canada - 0.9%
Government of Canada
1.500%, 12/01/2044	CAD	2,831,382	3,497,653
3.000%, 12/01/2036		411,964	628,235
4.250%, 12/01/2021		1,896,947	2,566,070

			6,691,958
Italy - 1.8%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	10,055,768	12,965,353

			12,965,353
Spain - 0.3%
Xunta de Galicia
5.763%, 04/03/2017		800,000	1,054,288
6.131%, 04/03/2018		500,000	662,397

			1,716,685
United Kingdom - 1.3%
Government of United Kingdom
0.125%, 03/22/2024	GBP	2,951,881	5,015,798
1.250%, 11/22/2032		397,754	792,239

The accompanying notes are an integral part of the financial statements.
150

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
2.500%, 07/26/2016	GBP	600,000	$3,192,550

			9,000,587

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $49,212,057)			$49,732,957

CORPORATE BONDS - 4.6%
Consumer Discretionary - 0.5%
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		$1,000,000	1,082,825
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,606,800

			3,689,625
Energy - 0.3%
AK Transneft OJSC
7.700%, 08/07/2013 (S)		1,300,000	1,331,188
Gazprom OAO
5.092%, 11/29/2015 (S)		200,000	213,300
7.343%, 04/11/2013 (S)		300,000	301,680

			1,846,168
Financials - 2.5%
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,300,000	1,469,000
Dexia Credit Local SA
1.650%, 09/12/2013		1,400,000	1,409,856
HBOS PLC
6.750%, 05/21/2018 (S)		1,000,000	1,108,338
ICICI Bank, Ltd.
2.038%, 02/24/2014 (P)(S)		1,000,000	1,002,974
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	592,044
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	12,572
7.000%, 09/27/2027		$300,000	78,000
Morgan Stanley
0.520%, 03/01/2013 (P)	EUR	8,100,000	10,574,951
0.753%, 10/18/2016 (P)		$400,000	388,835
SLM Corp.
3.891%, 02/01/2014 (P)		13,000	13,191
5.050%, 11/14/2014		1,000,000	1,055,069

			17,704,830
Health Care - 0.8%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	111,787
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,772,000

			5,883,787
Industrials - 0.1%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,115,391
Information Technology - 0.2%
NXP BV
2.945%, 10/15/2013 (P)	EUR	1,156,445	1,509,796
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,174,816

TOTAL CORPORATE BONDS (Cost $32,210,259)			$32,924,413

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.2%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	$930,000	$771,909
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041	900,000	792,540

TOTAL MUNICIPAL BONDS (Cost $1,664,847)		$1,564,449

TERM LOANS (M) - 0.3%
Utilities - 0.3%
NRG Energy, Inc. 3.250%, 07/02/2018	1,970,000	1,978,794

TOTAL TERM LOANS (Cost $1,965,133)		$1,978,794

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.1%
Commercial & Residential - 2.6%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.369%, 06/10/2049 (P)(S)	25,966	25,965
Series 2007-3 A2,
5.592%, 06/10/2049 (P)	25,966	25,943
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.501%, 11/15/2015 (P)(S)	2,816,624	2,818,655
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.931%, 02/25/2035 (P)	544,407	545,058
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.240%, 08/25/2035 (P)	212,173	213,537
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)	402,707	409,606
Series 2003-3, Class 3A2,
2.513%, 05/25/2033 (P)	83,768	84,814
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)	705,641	711,764
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)	201,237	202,643
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	540,324	553,129
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.990%, 09/25/2035 (P)	68,229	67,823
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)	293,738	290,787
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)	301,208	296,003
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)	52,426	52,451
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.847%, 04/19/2034 (P)	7,559,534	7,459,785
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.991%, 07/25/2035 (P)	498,256	506,021
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.602%, 03/25/2036 (P)	662,268	138,070
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.944%, 05/25/2036 (P)	1,397,666	1,213,090

The accompanying notes are an integral part of the financial statements.
151

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.382%, 06/25/2046 (P)		$1,089,653	$507,004
Swan Trust, Series 2010-1, Class A
4.307%, 04/25/2041 (P)	AUD	1,273,866	1,285,270
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.736%, 03/25/2037 (P)		$846,556	778,631
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		739,671	419,769
U.S. Government Agency - 0.5%
Federal National Mortgage Association
Series 2007-63, Class FC,
0.552%, 07/25/2037 (P)		3,315,318	3,325,526
Series 2003-34, Class A1,
6.000%, 04/25/2043		14,061	15,733
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		20,305	23,700
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		111,193	130,769

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $21,613,662)			$22,101,546

ASSET BACKED SECURITIES - 3.0%
AMMC CDO, Series 2005-5A, Class A1A
0.544%, 08/08/2017 (P)(S)		1,326,204	1,315,601
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.538%, 03/12/2018 (P)(S)		1,042,606	1,035,728
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.402%, 10/25/2035 (P)		138,723	136,913
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.951%, 08/15/2018 (P)(S)		4,800,000	4,977,845
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		704,629	460,085
Duane Street CLO, Series 2005-1A,
Class A2
0.543%, 11/08/2017 (P)(S)		170,449	169,165
Harvest CLO SA, Series IX, Class A1
0.936%, 03/29/2017 (P)	EUR	104,524	135,207
Katonah, Ltd., Series 6A, Class A1A
0.629%, 09/20/2016 (P)(S)		$102,572	102,545
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.671%, 04/11/2021 (P)(S)	EUR	549,854	693,236
SLM Student Loan Trust, Series 2008-9,
Class A
1.801%, 04/25/2023 (P)		$11,630,196	12,096,113
Wood Street CLO BV, Series II-A,
Class A1
0.696%, 03/29/2021 (P)(S)	EUR	287,005	365,308

TOTAL ASSET BACKED SECURITIES (Cost $19,018,253)			$21,487,746

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay a
fixed rate of 3.875% (Expiration Date:
04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I) EUR	4,000,000	$87,936

TOTAL PURCHASED OPTIONS (Cost $203,400)		$87,936

SHORT-TERM INVESTMENTS - 0.7%

COMMERCIAL PAPER - 0.5%
Santander UK PLC
2.225%, 04/02/2013 (S)*	$3,500,000	$3,493,156

U.S. GOVERNMENT - 0.0%
U.S. Treasury Bill
0.173%, 06/27/2013 (D)*	31,000	30,984
Repurchase Agreement - 0.2%
Repurchase Agreement with BNP Paribas
dated 02/28/2013 at 0.180% to be
repurchased at $1,200,006 on
03/01/2013, collateralized by
$1,224,000, U.S. Treasury Note, 0.250%
due 02/28/2014 (valued at $1,225,052,
including interest)	1,200,000	1,200,000
Repurchase Agreement with State
Street Corp. dated 02/28/2013 at
0.010% to be repurchased at $520,000
on 03/01/2013, collateralized by
$530,000 Federal Home Loan Bank,
0.500% due 08/28/2013 (valued at
$530,663, including interest)	520,000	520,000

		1,720,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,244,140)		$5,244,140

Total Investments (Real Return Bond Fund)
(Cost $770,342,362) - 112.8%		$806,933,037
Other assets and liabilities, net - (12.8%)		(91,277,321)

TOTAL NET ASSETS - 100.0%		$715,655,716

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 77.7%
Consumer Discretionary - 12.2%
Diversified Consumer Services - 1.2%
Weight Watchers International, Inc. (D)	137,800	$5,903,352
Hotels, Restaurants & Leisure - 3.2%
Las Vegas Sands Corp. (D)	299,800	15,436,702
Household Durables - 1.2%
Lennar Corp., Class A (D)	150,400	5,803,936
Media - 3.1%
CBS Corp., Class B (D)	353,400	15,334,026
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A (D)	65,600	3,058,928
Tiffany & Company (D)	99,700	6,695,852

		9,754,780

The accompanying notes are an integral part of the financial statements.
152

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc. (D)	149,200	$7,210,836

		59,443,632
Consumer Staples - 6.5%
Beverages - 1.1%
Monster Beverage Corp. (D)(I)	108,800	5,486,784
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc. (D)	65,300	5,590,986
Food Products - 2.2%
Mead Johnson Nutrition Company	142,700	10,689,657
Personal Products - 2.1%
The Estee Lauder
Companies, Inc., Class A (D)	157,600	10,102,160

		31,869,587
Energy - 7.1%
Energy Equipment & Services - 2.2%
Cameron International Corp. (D)(I)	170,400	10,857,888
Oil, Gas & Consumable Fuels - 4.9%
CONSOL Energy, Inc. (D)	165,000	5,304,750
EOG Resources, Inc. (D)	87,300	10,974,483
Southwestern Energy Company (D)(I)	219,200	7,511,984

		23,791,217

		34,649,105
Financials - 5.4%
Capital Markets - 0.1%
Morgan Stanley (D)	7,900	178,145
Commercial Banks - 2.1%
Comerica, Inc. (D)	301,700	10,372,446
Diversified Financial Services - 3.2%
Citigroup, Inc. (D)	373,600	15,679,992

		26,230,583
Health Care - 12.3%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc. (D)	52,400	3,542,240
Health Care Providers & Services - 9.2%
Aetna, Inc. (D)	286,700	13,529,373
Express Scripts Holding Company (D)(I)	159,300	9,065,763
HCA Holdings, Inc. (D)	423,400	15,703,906
UnitedHealth Group, Inc. (D)	123,000	6,574,350

		44,873,392
Pharmaceuticals - 2.4%
Allergan, Inc. (D)	104,600	11,340,732

		59,756,364
Industrials - 7.8%
Aerospace & Defense - 1.5%
The Boeing Company (D)	94,900	7,297,810
Building Products - 1.8%
Owens Corning, Inc. (D)(I)	228,500	8,868,085
Industrial Conglomerates - 2.4%
Danaher Corp. (D)	187,700	11,562,320
Trading Companies & Distributors - 2.1%
United Rentals, Inc. (D)(I)	188,400	10,062,444

		37,790,659

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 20.6%
Communications Equipment - 2.7%
F5 Networks, Inc. (D)(I)	64,600	$6,100,178
Juniper Networks, Inc. (D)(I)	346,600	7,167,688

		13,267,866
Computers & Peripherals - 4.4%
Apple, Inc. (D)	20,500	9,048,700
NetApp, Inc. (D)(I)	166,500	5,632,695
SanDisk Corp. (D)(I)	127,200	6,409,608

		21,091,003
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (D)(I)	103,000	3,806,880
IT Services - 1.2%
The Western Union Company (D)	407,000	5,710,210
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom Corp., Class A (D)	268,800	9,168,768
Intel Corp. (D)	450,700	9,397,095

		18,565,863
Software - 7.7%
Citrix Systems, Inc. (D)(I)	92,700	6,572,430
Microsoft Corp. (D)	381,000	10,591,800
Oracle Corp. (D)	487,200	16,691,472
TIBCO Software, Inc. (D)(I)	174,400	3,740,880

		37,596,582

		100,038,404
Materials - 5.8%
Chemicals - 3.5%
LyondellBasell Industries NV, Class A (D)	165,600	9,707,472
Potash Corp. of Saskatchewan, Inc. (D)	186,200	7,464,758

		17,172,230
Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc. (D)	116,300	3,712,296
United States Steel Corp. (D)	362,000	7,544,080

		11,256,376

		28,428,606

TOTAL COMMON STOCKS (Cost $341,688,570)		$378,206,940

SHORT-TERM INVESTMENTS - 38.9%
Repurchase Agreement - 38.9%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $189,587,053 on 03/01/2013,
collateralized by $183,085,000
U.S. Treasury Notes 2.125% due 12/31/2015
(valued at $193,383,531, including interest) $	189,587,000	$189,587,000

TOTAL SHORT-TERM INVESTMENTS (Cost $189,587,000)		$189,587,000

Total Investments (Redwood Fund)
(Cost $531,275,570) - 116.6%		$567,793,940
Other assets and liabilities, net - (16.6%)		(81,011,408)

TOTAL NET ASSETS - 100.0%		$486,782,532

The accompanying notes are an integral part of the financial statements.
153

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.5%
Consumer Discretionary - 5.5%
Automobiles - 0.6%
Tesla Motors, Inc. (I)	42,266	$1,472,117
Household Durables - 0.1%
iRobot Corp. (I)	5,100	109,344
Internet & Catalog Retail - 4.8%
Amazon.com, Inc. (I)	18,420	4,867,853
Ctrip.com International, Ltd., ADR (I)	39,580	763,498
Groupon, Inc. (I)	138,600	627,858
Netflix, Inc. (I)	2,330	438,226
priceline.com, Inc. (I)	5,120	3,520,410

		10,217,845

		11,799,306
Health Care - 0.6%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	13,320	850,882
Pharmaceuticals - 0.2%
Hospira, Inc. (I)	15,440	454,399

		1,305,281
Industrials - 1.0%
Construction & Engineering - 0.8%
Quanta Services, Inc. (I)	58,190	1,652,596
Professional Services - 0.2%
RPX Corp. (I)	41,800	495,330

		2,147,926
Information Technology - 81.5%
Communications Equipment - 9.6%
Acme Packet, Inc. (I)	16,800	490,224
Aruba Networks, Inc. (I)	100,310	2,499,725
Cisco Systems, Inc.	409,815	8,544,643
F5 Networks, Inc. (I)	11,230	1,060,449
Finisar Corp. (I)	60,000	879,000
JDS Uniphase Corp. (I)	73,400	1,039,344
Juniper Networks, Inc. (I)	33,800	698,984
Motorola Solutions, Inc.	17,175	1,068,457
QUALCOMM, Inc.	41,935	2,752,194
Telefonaktiebolaget LM Ericsson, ADR	110,330	1,347,129

		20,380,149
Computers & Peripherals - 12.5%
Apple, Inc.	28,035	12,374,649
Dell, Inc.	397,400	5,543,730
Fusion-io, Inc. (I)	69,040	1,165,395
Lenovo Group, Ltd.	838,000	934,105
NEC Corp.	167,000	412,278
NetApp, Inc. (I)	38,360	1,297,719
SanDisk Corp. (I)	54,000	2,721,060
Seagate Technology PLC	12,500	402,000
Synaptics, Inc. (I)	44,800	1,557,248
Western Digital Corp.	5,105	240,752

		26,648,936
Electronic Equipment, Instruments & Components - 2.2%
Hirose Electric Company, Ltd.	2,600	313,990
IPG Photonics Corp.	24,430	1,448,455
Jabil Circuit, Inc.	56,700	1,061,991
Keyence Corp.	500	140,767
Kyocera Corp.	3,300	286,757
RealD, Inc. (I)	123,100	1,432,884

		4,684,844

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 15.1%
Akamai Technologies, Inc. (I)	20,400	$753,984
Angie’s List, Inc. (I)	46,000	784,760
Baidu, Inc., ADR (I)	61,840	5,612,598
Bitauto Holdings, Ltd., ADR (I)	4,900	41,895
eBay, Inc. (I)	75,485	4,127,520
Facebook, Inc., Class A (I)	72,230	1,968,268
Google, Inc., Class A (I)	16,315	13,071,578
LinkedIn Corp., Class A (I)	4,860	817,355
NetEase.com, Inc., ADR	27,155	1,392,237
RealNetworks, Inc. (I)	82,900	602,683
Renren, Inc., ADR (I)	445	1,317
SINA Corp. (I)	21,300	1,100,784
Yahoo!, Inc. (I)	53,280	1,135,397
Yandex NV, Class A (I)	27,470	637,029
Yelp, Inc. (I)	6,720	149,117

		32,196,522
IT Services - 5.1%
Accenture PLC, Class A	14,330	1,065,579
Automatic Data Processing, Inc.	1,900	116,584
Cognizant Technology
Solutions Corp., Class A (I)	18,975	1,456,711
Computer Sciences Corp.	13,685	657,291
Fiserv, Inc. (I)	6,880	564,917
IBM Corp.	9,820	1,972,151
Mastercard, Inc., Class A	2,490	1,289,372
The Western Union Company	35,490	497,925
Vantiv, Inc., Class A (I)	16,300	354,688
Visa, Inc., Class A	18,340	2,909,458

		10,884,676
Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices, Inc. (I)	159,900	398,151
Altera Corp.	39,900	1,413,258
Analog Devices, Inc.	30,950	1,399,559
Applied Materials, Inc.	246,415	3,375,886
ASML Holding NV, ADR	6,265	444,690
Atmel Corp. (I)	236,700	1,609,560
Avago Technologies, Ltd.	45,225	1,547,600
Broadcom Corp., Class A	2,545	86,810
Cree, Inc. (I)	14,560	658,549
First Solar, Inc. (I)	38,900	1,005,565
Freescale Semiconductor, Ltd. (I)	63,250	975,948
Intersil Corp., Class A	64,600	548,454
KLA-Tencor Corp.	11,210	613,860
Lam Research Corp. (I)	21,365	903,740
Marvell Technology Group, Ltd.	168,700	1,703,870
Maxim Integrated Products, Inc.	23,840	743,331
Mellanox Technologies, Ltd. (I)	26,700	1,407,891
MEMC Electronic Materials, Inc. (I)	101,700	503,415
Microchip Technology, Inc.	37,300	1,360,331
Micron Technology, Inc. (I)	453,600	3,805,704
NVIDIA Corp.	209,500	2,652,270
NXP Semiconductor NV (I)	17,100	552,672
ON Semiconductor Corp. (I)	375,250	3,002,000
Samsung Electronics Company, Ltd.	247	351,043
Skyworks Solutions, Inc. (I)	10,300	219,390
STR Holdings, Inc. (I)	122,700	245,400
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	16,925	308,881
Texas Instruments, Inc.	32,700	1,123,899
Tokyo Electron, Ltd.	28,800	1,335,130
Xilinx, Inc.	49,095	1,829,771

		36,126,628

The accompanying notes are an integral part of the financial statements.
154

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 20.0%
Activision Blizzard, Inc.	36,275	$518,733
Adobe Systems, Inc. (I)	22,495	884,054
Aspen Technology, Inc. (I)	56,960	1,752,090
Autodesk, Inc. (I)	75,600	2,776,032
Check Point Software Technologies, Ltd. (I)	34,300	1,801,093
Citrix Systems, Inc. (I)	2,040	144,636
Electronic Arts, Inc. (I)	42,800	750,284
Fortinet, Inc. (I)	47,700	1,153,386
Intuit, Inc.	27,030	1,742,894
Microsoft Corp.	450,740	12,530,572
Nintendo Company, Ltd.	24,900	2,405,956
Oracle Corp.	156,980	5,378,135
Red Hat, Inc. (I)	68,100	3,460,161
Salesforce.com, Inc. (I)	25,470	4,310,033
ServiceNow, Inc. (I)	45,400	1,474,138
Symantec Corp. (I)	42,615	998,896
Workday, Inc., Class A (I)	10,605	586,350

		42,667,443

		173,589,198
Materials - 0.5%
Chemicals - 0.5%
Monsanto Company	4,995	504,645
Nitto Denko Corp.	7,400	434,847

		939,492

		939,492
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
China Unicom Hong Kong, Ltd.	568,000	826,300

TOTAL COMMON STOCKS (Cost $193,863,573)		$190,607,503

INVESTMENT COMPANIES - 0.6%
Technology Select Sector SPDR Fund	40,500	1,200,015

TOTAL INVESTMENT COMPANIES (Cost $1,206,269)		$1,200,015

SHORT-TERM INVESTMENTS - 11.2%
Money Market Funds - 4.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	$1,570,682	$1,570,682
T. Rowe Price Prime Reserve Investment
Fund, 0.0995% (Y)	8,077,308	8,077,308

		9,647,990
Repurchase Agreement - 6.7%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $14,316,004 on 03/01/2013,
collateralized by $13,825,000 U.S. Treasury
Notes, 2.125% due 12/31/2015 (valued at
$14,602,656, including interest)	14,316,000	14,316,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,963,990)		$23,963,990

Total Investments (Science & Technology Fund)
(Cost $219,033,832) - 101.3%		$215,771,508
Other assets and liabilities, net - (1.3%)		(2,723,173)

TOTAL NET ASSETS - 100.0%		$213,048,335

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.1%
U.S. Government - 17.3%
U.S. Treasury Notes
0.500%, 07/31/2017	$6,835,000	$6,792,281
0.625%, 08/31/2017 to 11/30/2017	7,550,000	7,530,380
0.875%, 12/31/2016	2,330,000	2,361,856
1.000%, 08/31/2016	2,440,000	2,486,321
1.250%, 09/30/2015	3,365,000	3,447,022
2.000%, 04/30/2016	2,215,000	2,327,134
2.125%, 05/31/2015	8,905,000	9,274,415
2.500%, 04/30/2015	4,545,000	4,764,083

		38,983,492
U.S. Government Agency - 75.8%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	9,586,000	10,018,482
2.125%, 09/15/2015	4,760,000	4,929,965
2.375%, 07/22/2015	4,990,000	5,210,842
5.125%, 04/19/2017 (S)	8,640,000	10,139,498
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,072,022
0.940%, 04/18/2016	1,650,000	1,651,302
0.970%, 09/05/2017	2,695,000	2,701,247
1.100%, 06/20/2017	2,830,000	2,837,791
1.240%, 11/13/2018	6,825,000	6,801,713
Federal Home Loan Bank
1.000%, 08/21/2017 to 10/16/2017	15,770,000	15,771,565
1.150%, 07/25/2018	5,245,000	5,246,133
2.125%, 06/10/2016	1,245,000	1,310,283
Federal Home Loan Mortgage Corp.
1.200%, 03/20/2018 (C)	2,330,000	2,329,119
1.375%, 09/14/2017	2,135,000	2,135,986
2.199%, 09/01/2042 (P)	2,266,173	2,343,461
2.420%, 04/01/2037 (P)	1,732,028	1,846,781
2.896%, 06/01/2039 (P)	1,304,429	1,401,956
4.281%, 09/01/2039 (P)	651,540	685,213
6.000%, 12/01/2037	591,109	646,294
6.500%, 09/01/2039	513,081	568,870
Federal National Mortgage Association
0.500%, 07/02/2015	2,650,000	2,657,751
0.625%, 11/14/2016	1,780,000	1,779,523
0.650%, 04/30/2015	4,985,000	4,987,881
0.700%, 03/26/2015	2,235,000	2,235,802
0.900%, 11/27/2017	3,000,000	2,995,467
1.000%, 06/06/2016 to 12/28/2017	8,870,000	8,870,478
1.918%, 08/01/2042 (P)	1,863,053	1,928,029
2.330%, 09/01/2041 (P)	2,326,237	2,427,132
2.375%, 07/28/2015	3,500,000	3,666,758
2.434%, 04/01/2042 (P)	1,637,343	1,707,026
2.497%, 02/01/2042 (P)	2,486,346	2,603,055
2.607%, 02/01/2042 (P)	1,826,968	1,914,534
3.426%, 07/01/2039 (P)	92,745	98,262
3.500%, 12/01/2026	1,101,413	1,167,471
4.169%, 05/01/2034 (P)	129,693	136,269
4.866%, 04/01/2048 (P)	13,542	14,481
5.500%, 05/01/2034 to 08/01/2040	5,764,858	6,297,341
6.000%, 12/01/2036 to 09/01/2037	8,448,904	9,285,341
6.500%, 11/01/2038 to 01/01/2039	3,718,754	4,139,141
Government National Mortgage Association
2.500%, 01/20/2042 (P)	6,804,116	7,161,604
3.000%, 07/20/2041 (P)	3,010,925	3,190,279
Tennessee Valley Authority
4.375%, 06/15/2015	6,765,000	7,380,886
4.500%, 04/01/2018	5,470,000	6,429,635
4.875%, 12/15/2016	3,079,000	3,565,402

The accompanying notes are an integral part of the financial statements.
155

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
5.500%, 07/18/2017	$3,151,000	$3,808,431

		171,096,502

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $209,196,616)		$210,079,994

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%
U.S. Government Agency - 5.5%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.309%, 07/25/2022	4,180,472	402,078
Series K017, Class X1 IO,
1.455%, 12/25/2021	1,745,397	173,627
Series K708, Class X1 IO,
1.512%, 01/25/2019	3,951,193	307,079
Series K709, Class X1 IO,
1.546%, 03/25/2019	2,211,958	177,229
Series K707, Class X1 IO,
1.559%, 12/25/2018	1,490,025	116,204
Series K706, Class X1 IO,
1.594%, 10/25/2018	4,269,975	336,184
Series K711, Class X1 IO,
1.711%, 07/25/2019	5,700,725	524,062
Series K710, Class X1 IO,
1.784%, 05/25/2019	1,606,697	151,439
Series 4094, Class QA,
3.000%, 11/15/2039	4,699,471	4,990,236
Series 3956, Class DJ,
3.250%, 10/15/2036	1,272,149	1,302,244
Series 3499, Class PA,
4.500%, 08/15/2036	601,550	632,168
Series 3947, Class PA,
4.500%, 01/15/2041	305,584	342,229
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	871,997	935,620
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,846,056	1,988,769
Government National Mortgage Association,
Series 2012-114, Class IO
1.027%, 01/16/2053	1,369,829	134,932

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,185,757)		$12,514,100

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $4,674,001 on 03/01/2013,
collateralized by $3,630,000 U.S. Treasury
Bond, 4.625% due 02/15/2040 (valued at
$4,769,268, including interest).	4,674,000	4,674,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,674,000)		$4,674,000

Total Investments (Short Term Government Income Fund)
(Cost $225,056,373) - 100.7%		$227,268,094
Other assets and liabilities, net - (0.7%)		(1,595,979)

TOTAL NET ASSETS - 100.0%		$225,672,115

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.8%
Consumer Discretionary - 19.2%
Auto Components - 2.2%
Allison Transmission Holdings, Inc.	63,260	$1,461,306
Tenneco, Inc. (I)	51,904	1,838,959

		3,300,265
Hotels, Restaurants & Leisure - 4.0%
AFC Enterprises, Inc. (I)	25,886	776,580
Bloomin’ Brands, Inc. (I)	71,680	1,233,613
Buffalo Wild Wings, Inc. (I)	9,900	779,031
Burger King Worldwide, Inc.	98,310	1,794,158
The Cheesecake Factory, Inc.	37,717	1,306,517

		5,889,899
Household Durables - 0.9%
iRobot Corp. (I)	3,800	81,472
Standard Pacific Corp. (I)	155,950	1,269,433

		1,350,905
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (I)	35,200	1,038,400
HSN, Inc.	25,030	1,339,105

		2,377,505
Media - 1.7%
Pandora Media, Inc. (I)	132,990	1,622,478
Shutterstock, Inc. (I)	26,790	873,354

		2,495,832
Specialty Retail - 6.2%
DSW, Inc., Class A	21,702	1,469,008
Five Below, Inc. (I)	25,980	1,034,004
Francesca’s Holdings Corp. (I)(L)	53,920	1,372,264
Hibbett Sports, Inc. (I)	20,900	1,104,356
Pier 1 Imports, Inc.	73,960	1,661,881
rue21, Inc. (I)	37,950	1,024,650
Urban Outfitters, Inc. (I)	35,610	1,442,917

		9,109,080
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc. (I)	39,228	1,554,998
Quiksilver, Inc. (I)	93,500	584,375
Steven Madden, Ltd. (I)	39,660	1,748,609

		3,887,982

		28,411,468
Consumer Staples - 3.5%
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	19,430	1,099,544
The Fresh Market, Inc. (I)	18,900	881,118

		1,980,662
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	28,710	1,552,924
Personal Products - 1.1%
Elizabeth Arden, Inc. (I)	40,250	1,565,725

		5,099,311
Energy - 5.1%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (I)	20,205	1,033,486
Patterson-UTI Energy, Inc.	47,910	1,118,219
Trican Well Service, Ltd.	114,020	1,469,718

		3,621,423

The accompanying notes are an integral part of the financial statements.
156

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.7%
Rex Energy Corp. (I)	58,890	$793,837
Rosetta Resources, Inc. (I)	28,740	1,399,063
SemGroup Corp., Class A (I)	37,620	1,733,906

		3,926,806

		7,548,229
Financials - 5.4%
Capital Markets - 1.0%
Financial Engines, Inc. (I)	23,030	752,620
WisdomTree Investments, Inc. (I)	75,300	685,230

		1,437,850
Commercial Banks - 0.8%
East West Bancorp, Inc.	49,910	1,227,786
Real Estate Investment Trusts - 2.9%
Pebblebrook Hotel Trust	72,138	1,724,820
Potlatch Corp.	45,513	2,003,027
Sunstone Hotel Investors, Inc. (I)	53,990	611,707

		4,339,554
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (I)	24,850	979,587

		7,984,777
Health Care - 13.1%
Biotechnology - 5.5%
Arena Pharmaceuticals, Inc. (I)	79,650	668,264
AVEO Pharmaceuticals, Inc. (I)	53,410	356,245
Cubist Pharmaceuticals, Inc. (I)	23,600	1,001,348
Exelixis, Inc. (I)	119,620	545,467
Immunogen, Inc. (I)	47,520	720,878
Incyte Corp. (I)	35,710	792,762
Ironwood Pharmaceuticals, Inc. (I)	68,380	1,020,913
NPS Pharmaceuticals, Inc. (I)	86,220	688,036
Onyx Pharmaceuticals, Inc. (I)	11,270	848,744
Rigel Pharmaceuticals, Inc. (I)	61,360	412,339
Seattle Genetics, Inc. (I)	37,280	1,049,059

		8,104,055
Health Care Equipment & Supplies - 1.2%
HeartWare International, Inc. (I)	10,530	899,473
Insulet Corp. (I)	41,460	935,752

		1,835,225
Health Care Providers & Services - 3.6%
Air Methods Corp.	27,600	1,236,204
Catamaran Corp. (I)	23,128	1,242,205
HealthSouth Corp. (I)	31,680	764,122
Team Health Holdings, Inc. (I)	26,370	883,131
WellCare Health Plans, Inc. (I)	19,800	1,132,362

		5,258,024
Life Sciences Tools & Services - 1.0%
Covance, Inc. (I)	22,860	1,522,247
Pharmaceuticals - 1.8%
Salix Pharmaceuticals, Ltd. (I)	23,390	1,142,602
The Medicines Company (I)	45,450	1,445,765

		2,588,367

		19,307,918
Industrials - 17.0%
Aerospace & Defense - 3.5%
DigitalGlobe, Inc. (I)	93,220	2,431,178
Moog, Inc., Class A (I)	31,710	1,425,682

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Teledyne Technologies, Inc. (I)	17,859	$1,314,065

		5,170,925
Airlines - 1.7%
Spirit Airlines, Inc. (I)	124,449	2,520,092
Building Products - 0.9%
Apogee Enterprises, Inc.	26,356	679,721
Owens Corning, Inc. (I)	17,830	691,982

		1,371,703
Commercial Services & Supplies - 0.7%
Interface, Inc.	14,900	272,819
Performant Financial Corp. (I)	62,300	825,475

		1,098,294
Electrical Equipment - 1.9%
Acuity Brands, Inc.	15,610	1,063,509
Polypore International, Inc. (I)	44,070	1,687,000

		2,750,509
Machinery - 1.9%
Briggs & Stratton Corp.	57,810	1,414,033
Colfax Corp. (I)	17,560	762,104
Middleby Corp. (I)	4,250	634,568

		2,810,705
Professional Services - 1.9%
On Assignment, Inc. (I)	38,580	843,359
TrueBlue, Inc. (I)	3,700	71,743
WageWorks, Inc. (I)	79,790	1,883,842

		2,798,944
Road & Rail - 2.2%
Landstar System, Inc.	26,620	1,498,440
Old Dominion Freight Line, Inc. (I)	46,540	1,673,113

		3,171,553
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	25,270	1,096,971
DXP Enterprises, Inc. (I)	7,890	490,758
WESCO International, Inc. (I)	24,110	1,781,729

		3,369,458

		25,062,183
Information Technology - 26.6%
Communications Equipment - 3.3%
Aruba Networks, Inc. (I)	38,510	959,669
Ixia (I)	62,560	1,268,717
JDS Uniphase Corp. (I)	103,800	1,469,808
Palo Alto Networks, Inc. (I)	19,610	1,198,759

		4,896,953
Electronic Equipment, Instruments & Components - 1.4%
Coherent, Inc.	11,010	635,938
IPG Photonics Corp.	3,400	201,586
Rogers Corp. (I)	25,970	1,239,029

		2,076,553
Internet Software & Services - 4.6%
Cornerstone OnDemand, Inc. (I)	22,400	758,464
CoStar Group, Inc. (I)	9,320	938,897
Dealertrack Technologies, Inc. (I)	47,450	1,399,301
IAC/InterActiveCorp	30,790	1,254,693
LivePerson, Inc. (I)	52,023	752,773

The accompanying notes are an integral part of the financial statements.
157

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Web.com Group, Inc. (I)	103,280	$1,764,022

		6,868,150
IT Services - 2.5%
Heartland Payment Systems, Inc.	25,100	780,610
Sapient Corp. (I)	28,060	314,833
Virtusa Corp. (I)	12,400	259,780
WEX, Inc. (I)	16,120	1,209,161
WNS Holdings, Ltd., ADR (I)	77,661	1,091,914

		3,656,298
Semiconductors & Semiconductor Equipment - 1.5%
Lattice Semiconductor Corp. (I)	239,080	1,118,894
Ultratech, Inc. (I)	27,720	1,135,966

		2,254,860
Software - 13.3%
BroadSoft, Inc. (I)	23,062	484,302
Cadence Design Systems, Inc. (I)	180,840	2,560,694
Concur Technologies, Inc. (I)	24,670	1,731,834
Fair Isaac Corp.	38,330	1,699,552
FleetMatics Group PLC (I)	35,070	832,913
Imperva, Inc. (I)	53,240	1,943,260
MICROS Systems, Inc. (I)	46,630	1,995,764
PTC, Inc. (I)	45,819	1,060,252
ServiceNow, Inc. (I)	66,900	2,172,243
Solera Holdings, Inc.	32,790	1,846,077
Splunk, Inc. (I)	27,290	985,988
TIBCO Software, Inc. (I)	62,360	1,337,622
Verint Systems, Inc. (I)	27,190	929,077

		19,579,578

		39,332,392
Materials - 5.9%
Chemicals - 1.6%
Methanex Corp.	64,760	2,368,921
Construction Materials - 1.1%
Headwaters, Inc. (I)	164,300	1,546,063
Containers & Packaging - 0.7%
Packaging Corp. of America	26,400	1,102,992
Paper & Forest Products - 2.5%
KapStone Paper and Packaging Corp.	82,100	2,187,144
Louisiana-Pacific Corp. (I)	70,700	1,482,579

		3,669,723

		8,687,699

TOTAL COMMON STOCKS (Cost $115,686,750)		$141,433,977

INVESTMENT COMPANIES - 1.6%
iShares Russell 2000 Growth Index Fund	23,470	2,409,900

TOTAL INVESTMENT COMPANIES (Cost $2,423,324)		$2,409,900

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	21,917	219,357

TOTAL SECURITIES LENDING
COLLATERAL (Cost $219,226)		$219,357

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/28/2013 at 0.200% to
be repurchased at $2,800,016 on
03/01/2013, collateralized by $2,581,059
Government National Mortgage Association,
4.000 - 5.000% due 06/15/2040 -
01/20/2043, (valued at $2,856,000
including interest)	$2,800,000	$2,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,800,000)		$2,800,000

Total Investments (Small Cap Growth Fund)
(Cost $121,129,300) - 99.5%		$146,863,234
Other assets and liabilities, net - 0.5%		761,644

TOTAL NET ASSETS - 100.0%		$147,624,878

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 14.1%
Auto Components - 1.1%
Dana Holding Corp. (L)	42,167	$705,454
Exide Technologies (I)	10,603	28,416
Federal-Mogul Corp. (I)(L)	3,604	29,120
Modine Manufacturing Company (I)	4,677	38,538
Motorcar Parts of America, Inc. (I)	2,590	14,167
Shiloh Industries, Inc.	1,546	16,202
Spartan Motors, Inc.	4,866	25,741
Standard Motor Products, Inc.	3,228	79,828
Superior Industries International, Inc. (L)	4,830	105,053
TRW Automotive Holdings Corp. (I)	13,865	813,737

		1,856,256
Automobiles - 0.5%
Thor Industries, Inc. (L)	21,978	826,153
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	104,945
VOXX International Corp. (I)	2,806	27,920
Weyco Group, Inc.	494	11,392

		144,257
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	2,709	185,810
Cambium Learning Group, Inc. (I)	3,781	4,613
Carriage Services, Inc. (L)	1,315	23,933
Corinthian Colleges, Inc. (I)(L)	5,149	10,967
Education Management Corp. (I)	262	933
Mac-Gray Corp.	768	9,539
Matthews International Corp., Class A	253	8,349
Regis Corp. (L)	8,066	145,349
School Specialty, Inc. (I)(L)	2,471	161
Steiner Leisure, Ltd. (I)	148	6,978
Stewart Enterprises, Inc., Class A (L)	1,666	14,111

		410,743
Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc.	202	909
Ark Restaurants Corp.	197	4,198
Bally Technologies, Inc. (I)(L)	12,285	586,609

The accompanying notes are an integral part of the financial statements.
158

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc. (I)	222	$83,112
Bluegreen Corp. (I)	7,080	69,101
Bob Evans Farms, Inc.	2,266	92,226
Boyd Gaming Corp. (I)(L)	13,073	85,890
Canterbury Park Holding Corp.	100	1,095
Carrols Restaurant Group, Inc. (I)	1,313	6,985
Churchill Downs, Inc.	1,871	123,449
DineEquity, Inc.	12,247	855,943
Dover Downs Gaming & Entertainment, Inc.	2,392	5,573
Frisch’s Restaurants, Inc.	301	5,725
Full House Resorts, Inc. (I)	632	2,111
Gaming Partners International Corp.	400	3,148
International Speedway Corp., Class A	5,732	172,762
Isle of Capri Casinos, Inc. (I)	7,312	48,479
Luby’s, Inc. (I)(L)	6,723	54,725
Marcus Corp.	3,767	45,995
Marriott Vacations Worldwide Corp. (I)	404	16,669
Monarch Casino & Resort, Inc. (I)	2,300	23,138
MTR Gaming Group, Inc. (I)	4,201	16,174
Multimedia Games Holding Company, Inc. (I)	864	16,157
Orient-Express Hotels, Ltd., Class A (I)	11,800	121,894
Papa John’s International, Inc. (I)	13,994	727,828
Pinnacle Entertainment, Inc. (I)	8,929	125,006
Red Robin Gourmet Burgers, Inc. (I)(L)	2,400	102,912
Rick’s Cabaret International, Inc. (I)	2,292	19,505
Ruby Tuesday, Inc. (I)	8,325	61,106
Speedway Motorsports, Inc.	6,730	109,430
The Wendy’s Company (L)	47,925	272,693
Vail Resorts, Inc. (L)	3,849	212,619
WMS Industries, Inc. (I)	1,640	41,066

		4,114,232
Household Durables - 2.7%
Bassett Furniture Industries, Inc.	1,320	19,206
Beazer Homes USA, Inc. (I)(L)	2,854	44,437
Cavco Industries, Inc. (I)	648	29,231
Cobra Electronics Corp. (I)	400	1,344
CSS Industries, Inc.	926	22,233
Emerson Radio Corp. (I)	6,514	10,748
Flexsteel Industries, Inc.	431	9,913
Furniture Brands International, Inc. (I)(L)	11,407	10,380
Helen of Troy, Ltd. (I)	4,589	170,160
Hooker Furniture Corp. (L)	2,845	42,703
Jarden Corp. (I)(L)	2,206	137,015
Kid Brands, Inc. (I)	2,309	3,556
La-Z-Boy, Inc. (L)	56,382	1,032,918
Lennar Corp., Class A (L)	8,134	313,891
Lennar Corp., Class B	1,165	34,740
Lifetime Brands, Inc.	962	10,457
M/I Homes, Inc. (I)(L)	4,500	103,050
MDC Holdings, Inc.	1,223	47,000
Meritage Homes Corp. (I)(L)	20,053	811,946
Mohawk Industries, Inc. (I)	7,926	840,315
NACCO Industries, Inc., Class A	500	29,045
PulteGroup, Inc. (I)(L)	28,129	539,514
Skyline Corp. (I)	705	3,236
Stanley Furniture Company, Inc. (I)	2,115	9,814
The Ryland Group, Inc. (L)	4,400	157,168
Universal Electronics, Inc. (I)	103	2,013

		4,436,033
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	23,607
dELiA*s, Inc. (I)	3,000	3,090

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Gaiam, Inc., Class A (I)	3,280	$11,939

		38,636
Leisure Equipment & Products - 0.1%
Callaway Golf Company	10,513	70,647
JAKKS Pacific, Inc. (L)	3,041	37,039
Johnson Outdoors, Inc., Class A (I)	200	4,576
Steinway Musical Instruments, Inc. (I)	2,960	66,482

		178,744
Media - 1.4%
AH Belo Corp., Class A	4,621	23,244
Ballantyne Strong, Inc. (I)	1,790	6,462
Beasley Broadcasting Group, Inc., Class A	447	2,333
Belo Corp., Class A (L)	8,731	75,436
Central European Media
Enterprises, Ltd., Class A (I)	2,003	10,476
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,570	42,662
Fisher Communications, Inc.	2,124	78,099
Gannett Company, Inc. (L)	1,200	24,084
Gray Television, Inc. (I)	8,117	33,848
Harte-Hanks, Inc.	9,457	68,752
Journal Communications, Inc., Class A (I)	8,168	44,679
Lee Enterprises, Inc. (I)	3,600	4,320
Live Nation Entertainment, Inc. (I)	10,761	113,959
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	4,400	11,308
Media General, Inc., Class A (I)(L)	5,000	24,450
Meredith Corp. (L)	1,195	50,214
Outdoor Channel Holdings, Inc.	1,659	12,393
Radio One, Inc., Class D (I)	4,508	6,492
Salem Communications Corp., Class A	1,200	7,536
The EW Scripps Company, Class A (I)	6,860	74,157
The Interpublic Group of Companies, Inc.	69,973	894,255
The Madison Square Garden, Inc., Class A (I)	4,034	225,581
The McClatchy Company, Class A (I)(L)	13,372	34,767
The Washington Post Company, Class B (L)	1,176	468,683

		2,338,190
Multiline Retail - 0.6%
Dillard’s, Inc., Class A (L)	8,952	713,295
Fred’s, Inc., Class A (L)	6,736	91,408
Saks, Inc. (I)(L)	12,322	140,471
The Bon-Ton Stores, Inc.	592	6,352
Tuesday Morning Corp. (I)	4,400	39,160

		990,686
Specialty Retail - 3.7%
Americas Car-Mart, Inc. (I)	601	28,704
Barnes & Noble, Inc. (I)(L)	9,129	143,690
bebe stores, Inc. (L)	94,202	373,040
Big 5 Sporting Goods Corp.	498	7,764
Books-A-Million, Inc. (I)(L)	2,241	5,468
Brown Shoe Company, Inc. (L)	6,262	102,697
Build-A-Bear Workshop, Inc. (I)	3,247	16,170
Cabela’s, Inc. (I)(L)	5,331	269,695
Cache, Inc. (I)	2,290	9,847
Christopher & Banks Corp. (I)	7,727	46,748
Citi Trends, Inc. (I)	353	3,632
Conn’s, Inc. (I)(L)	7,677	245,971
Destination XL Group, Inc. (I)	6,459	29,324
GameStop Corp., Class A (L)	16,216	406,373
Genesco, Inc. (I)(L)	1,182	69,360
GNC Holdings, Inc., Class A	19,203	787,323

The accompanying notes are an integral part of the financial statements.
159

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Group 1 Automotive, Inc. (L)	3,300	$190,542
Haverty Furniture Companies, Inc.	3,731	68,464
hhgregg, Inc. (I)(L)	1,994	18,664
Hot Topic, Inc. (L)	1,986	21,449
Lithia Motors, Inc., Class A	5,348	219,803
MarineMax, Inc. (I)(L)	4,389	56,838
New York & Company, Inc. (I)	2,900	12,499
Office Depot, Inc. (I)	13,411	54,046
OfficeMax, Inc. (L)	7,873	94,240
Pacific Sunwear of California, Inc. (I)(L)	15,200	32,224
Penske Automotive Group, Inc. (L)	26,204	779,831
Perfumania Holdings, Inc. (I)	1,016	6,248
Pier 1 Imports, Inc. (L)	37,231	836,581
RadioShack Corp. (L)	2,661	7,983
Rent-A-Center, Inc.	12,800	464,384
Shoe Carnival, Inc.	2,916	56,658
Sonic Automotive, Inc., Class A (L)	1,607	35,900
Stage Stores, Inc.	5,947	146,831
Stein Mart, Inc.	5,406	46,005
Systemax, Inc.	4,305	42,835
The Men’s Wearhouse, Inc. (L)	7,700	216,524
The Pep Boys - Manny, Moe & Jack (I)(L)	9,800	109,074
The Wet Seal, Inc., Class A (I)	14,505	42,645
West Marine, Inc. (I)	4,685	58,609
Zale Corp. (I)(L)	6,957	27,341

		6,192,024
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	775	2,759
Culp, Inc.	709	11,138
Delta Apparel, Inc. (I)(L)	522	8,556
G-III Apparel Group, Ltd. (I)(L)	981	35,807
Iconix Brand Group, Inc. (I)(L)	14,828	350,237
K-Swiss, Inc., Class A (I)	2,217	10,442
Lakeland Industries, Inc. (I)	700	3,423
Maidenform Brands, Inc. (I)	1,670	32,047
Movado Group, Inc.	3,584	129,167
Perry Ellis International, Inc. (L)	2,224	36,073
PVH Corp.	6,750	822,488
Quiksilver, Inc. (I)	18,231	113,944
RG Barry Corp.	1,273	15,709
Rocky Brands, Inc. (I)	1,126	15,561
Skechers U.S.A., Inc., Class A (I)	5,025	105,023
Tandy Brands Accessories, Inc. (I)	100	71
The Jones Group, Inc. (L)	8,281	95,563
Unifi, Inc. (I)	3,710	58,099

		1,846,107

		23,372,061
Consumer Staples - 2.9%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	5,941	4,298
Constellation Brands, Inc., Class A (I)	7,538	333,481
Craft Brewers Alliance, Inc. (I)	2,766	18,283
MGP Ingredients, Inc.	2,626	10,872

		366,934
Food & Staples Retailing - 0.7%
Ingles Markets, Inc., Class A	2,701	55,533
Nash Finch Company	2,322	44,513
Spartan Stores, Inc. (L)	3,848	64,108
Susser Holdings Corp. (I)(L)	3,944	174,640
The Andersons, Inc. (L)	2,066	101,399
The Pantry, Inc. (I)	4,883	60,745

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
United Natural Foods, Inc. (I)	12,946	$655,327
Village Super Market, Inc., Class A	313	10,251
Weis Markets, Inc. (L)	2,061	83,388

		1,249,904
Food Products - 1.4%
Alico, Inc. (L)	490	20,997
Boulder Brands, Inc. (I)(L)	6,928	59,027
Cal-Maine Foods, Inc.	700	28,343
Chiquita Brands International, Inc. (I)	5,723	35,540
Dole Food Company, Inc. (I)(L)	9,842	110,230
Fresh Del Monte Produce, Inc.	9,985	260,509
Griffin Land & Nurseries, Inc.	68	1,984
Omega Protein Corp. (I)	4,810	39,827
Overhill Farms, Inc. (I)	50	205
Post Holdings, Inc. (I)	2,390	92,397
Seneca Foods Corp., Class A (I)	2,016	61,528
Smithfield Foods, Inc. (I)	19,056	423,805
Snyders-Lance, Inc.	1,625	40,235
The Hain Celestial Group, Inc. (I)(L)	8,830	483,443
Tootsie Roll Industries, Inc. (L)	200	5,448
TreeHouse Foods, Inc. (I)	10,618	619,985

		2,283,503
Household Products - 0.2%
Central Garden & Pet Company (I)	2,475	21,854
Central Garden & Pet Company, Class A (I)	6,231	54,397
Oil-Dri Corp of America	855	23,530
Orchids Paper Products Company	625	13,700
Spectrum Brands Holdings, Inc.	5,367	290,301

		403,782
Personal Products - 0.2%
CCA Industries, Inc.	400	1,708
Inter Parfums, Inc.	1,654	41,449
Mannatech Inc (I)	83	477
Nutraceutical International Corp.	2,391	39,188
Prestige Brands Holdings, Inc. (I)	9,492	225,815

		308,637
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	16,283	60,736
Universal Corp. (L)	3,700	206,423

		267,159

		4,879,919
Energy - 8.7%
Energy Equipment & Services - 5.0%
Basic Energy Services, Inc. (I)(L)	5,693	83,289
Bolt Technology Corp.	1,048	16,349
Bristow Group, Inc.	6,352	370,068
Cal Dive International, Inc. (I)	8,437	15,271
Dawson Geophysical Company (I)	1,649	50,954
Dresser-Rand Group, Inc. (I)(L)	12,830	791,098
ENGlobal Corp. (I)	267	155
Era Group, Inc. (I)	2,519	50,859
Exterran Holdings, Inc. (I)(L)	9,219	232,595
Global Geophysical Services, Inc. (I)	4,342	10,160
Gulf Islands Fabrication, Inc.	3,360	80,002
Gulfmark Offshore, Inc., Class A	5,420	193,602
Helix Energy Solutions Group, Inc. (I)	57,575	1,347,831
Hercules Offshore, Inc. (I)	20,463	138,739
Hornbeck Offshore Services, Inc. (I)(L)	5,800	246,500
Lufkin Industries, Inc. (L)	7,798	505,154

The accompanying notes are an integral part of the financial statements.
160

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Matrix Service Company (I)	3,185	$49,559
Mitcham Industries, Inc. (I)	2,445	37,531
Nabors Industries, Ltd.	10,197	170,902
Natural Gas Services Group, Inc. (I)	2,736	47,771
Newpark Resources, Inc. (I)(L)	14,056	123,833
Oceaneering International, Inc.	14,228	904,759
Oil States International, Inc. (I)	9,491	722,740
Parker Drilling Company (I)	16,317	77,669
Patterson-UTI Energy, Inc. (L)	9,862	230,179
PHI, Inc. (I)(L)	2,700	85,185
Pioneer Energy Services Corp. (I)	13,710	119,688
Rowan Companies PLC, Class A (I)	13,921	481,527
SEACOR Holdings, Inc. (L)	2,930	203,576
Tesco Corp. (I)	139	1,767
TETRA Technologies, Inc. (I)	7,049	65,062
Tidewater, Inc. (L)	5,452	258,043
Unit Corp. (I)	10,500	477,540
Willbros Group, Inc. (I)	11,697	78,955

		8,268,912
Oil, Gas & Consumable Fuels - 3.7%
Alon USA Energy, Inc.	8,155	158,941
Approach Resources, Inc. (I)(L)	1,893	46,852
Bill Barrett Corp. (I)(L)	4,159	75,070
Biofuel Energy Corp. (I)(L)	240	1,212
BPZ Resources, Inc. (I)	7,809	19,210
Clayton Williams Energy, Inc. (I)(L)	372	14,768
Cloud Peak Energy, Inc. (I)	1,335	22,882
Comstock Resources, Inc. (I)(L)	5,496	77,604
Contango Oil & Gas Company (L)	761	29,496
Crimson Exploration, Inc. (I)	6,418	20,730
CVR Energy, Inc.	4,991	0
Delek US Holdings, Inc.	5,562	207,796
DHT Holdings, Inc.	1,910	8,213
Double Eagle Petroleum Company (I)	1,718	8,092
Endeavour International Corp. (I)(L)	3,363	8,508
Energen Corp.	14,140	653,834
EPL Oil & Gas, Inc. (I)	7,993	205,660
Green Plains Renewable Energy, Inc. (I)	7,707	72,985
Harvest Natural Resources, Inc. (I)(L)	6,322	34,202
HKN, Inc. (I)	8	664
Magnum Hunter Resources Corp. (I)	2,084	8,065
Newfield Exploration Company (I)	3,483	80,527
Nordic American Tankers, Ltd. (L)	459	4,103
Overseas Shipholding Group, Inc. (I)	4,418	5,125
PDC Energy, Inc. (I)(L)	4,810	224,338
Penn Virginia Corp. (L)	5,500	22,385
Plains Exploration & Production Company (I)	3,277	148,677
Rex Energy Corp. (I)	1,666	22,458
Rosetta Resources, Inc. (I)	16,170	787,156
SemGroup Corp., Class A (I)	2,466	113,658
Ship Finance International, Ltd. (L)	1,579	26,701
Stone Energy Corp. (I)(L)	2,892	59,141
Swift Energy Company (I)(L)	5,863	79,268
Synergy Resources Corp. (I)	356	2,360
Targa Resources Corp.	13,983	852,963
Tesoro Corp.	21,000	1,181,040
Triangle Petroleum Corp. (I)(L)	5,316	33,331
USEC, Inc. (I)(L)	23,391	11,228
Vaalco Energy, Inc. (I)(L)	4,771	38,693
Warren Resources, Inc. (I)	7,110	18,628

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc. (L)	21,251	$762,698

		6,149,262

		14,418,174
Financials - 22.8%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	5,565	813,770
American Capital, Ltd. (I)	42,022	587,468
Calamos Asset Management, Inc., Class A	923	10,319
Capital Southwest Corp. (L)	697	80,740
Cowen Group, Inc., Class A (I)	25,390	66,268
E*TRADE Financial Corp. (I)	16,041	171,799
Evercore Partners, Inc., Class A	20,373	829,181
FirstCity Financial Corp. (I)	400	3,936
GFI Group, Inc.	7,774	27,287
Gleacher & Company, Inc. (I)	4,618	2,711
Harris & Harris Group, Inc. (I)	4,423	15,746
ICG Group, Inc. (I)	1,991	25,943
INTL. FCStone, Inc. (I)(L)	199	3,550
Investment Technology Group, Inc. (I)	6,101	73,883
Janus Capital Group, Inc. (L)	20,542	190,219
JMP Group, Inc.	3,000	17,850
Knight Capital Group, Inc., Class A (I)	8,141	30,122
Legg Mason, Inc. (L)	14,190	404,415
MCG Capital Corp.	13,908	62,586
Medallion Financial Corp.	3,535	45,955
Oppenheimer Holdings, Inc., Class A	1,506	28,463
Piper Jaffray Companies (I)(L)	300	11,571
Safeguard Scientifics, Inc. (I)(L)	1,932	29,250
Stifel Financial Corp. (I)	239	8,253
SWS Group, Inc. (I)	4,200	26,922

		3,568,207
Commercial Banks - 7.8%
1st Source Corp.	3,680	86,701
1st United Bancorp, Inc.	1,670	10,154
Access National Corp.	359	5,712
Alliance Financial Corp.	148	6,579
American National Bankshares, Inc.	539	10,904
Ameris Bancorp (I)(L)	2,259	31,355
Associated Banc-Corp.	20,485	294,779
Bancfirst Corp.	601	24,064
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	2,378
Banner Corp.	2,395	71,155
Bar Harbor Bankshares	232	8,271
BBCN Bancorp, Inc. (L)	8,740	108,201
Boston Private Financial Holdings, Inc. (L)	87,253	796,620
Bridge Bancorp, Inc.	111	2,338
Bryn Mawr Bank Corp.	454	10,415
C&F Financial Corp.	63	2,517
Camden National Corp.	211	7,151
Capital Bank Financial Corp., Class A (I)	392	7,252
Capital City Bank Group, Inc. (I)(L)	2,956	33,846
CapitalSource, Inc.	8,473	76,257
Cardinal Financial Corp.	4,374	69,678
Cathay General Bancorp	10,181	198,428
Center Bancorp, Inc.	1,133	14,049
Centerstate Banks, Inc.	2,800	23,716
Century Bancorp, Inc., Class A	108	3,564
Chemical Financial Corp.	2,894	70,874
City Holding Company (L)	378	14,334
CoBiz Financial, Inc.	5,644	46,789

The accompanying notes are an integral part of the financial statements.
161

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Columbia Banking System, Inc. (L)	2,584	$51,680
Community Bank Systems, Inc. (L)	2,500	72,175
Community Trust Bancorp, Inc. (L)	1,331	45,427
CVB Financial Corp. (L)	66,821	708,303
East West Bancorp, Inc.	30,752	756,499
Enterprise Bancorp, Inc.	204	3,242
Enterprise Financial Services Corp.	3,205	44,806
Fidelity Southern Corp. (I)	808	8,969
Financial Institutions, Inc.	1,228	24,474
First Bancorp North Carolina	3,981	53,107
First BanCorp Puerto Rico (I)	1,207	6,602
First Bancorp, Inc. Maine	642	11,126
First Busey Corp.	6,309	28,391
First California Financial Group, Inc. (I)(L)	2,606	20,952
First Commonwealth Financial Corp. (L)	18,527	134,691
First Community Bancshares, Inc.	2,119	33,099
First Financial Bancorp	2,000	30,660
First Financial Corp.	1,254	38,561
First Interstate Bancsystem, Inc.	1,557	28,446
First Merchants Corp.	5,413	80,491
First Midwest Bancorp, Inc.	7,964	99,550
First South Bancorp, Inc. (I)	777	5,012
FNB Corp.	62,483	709,807
German American Bancorp, Inc.	343	7,464
Glacier Bancorp, Inc.	543	9,470
Great Southern Bancorp, Inc.	1,203	28,884
Hanmi Financial Corp. (I)	1,541	26,182
Heartland Financial USA, Inc.	1,587	37,358
Heritage Commerce Corp. (I)	2,067	13,973
Horizon Bancorp	400	8,112
Hudson Valley Holding Corp.	598	9,078
Iberiabank Corp.	1,700	85,340
Independent Bank Corp. - Massachusetts (L)	2,687	85,151
Independent Bank Corp. - Michigan (I)	2,100	12,411
International Bancshares Corp.	12,100	245,025
Intervest Bancshares Corp., Class A (I)	437	2,373
Lakeland Bancorp, Inc.	3,353	32,222
Lakeland Financial Corp.	1,305	32,260
Macatawa Bank Corp. (I)	800	3,912
MainSource Financial Group, Inc. (L)	4,787	67,018
MB Financial, Inc.	7,939	188,234
MBT Financial Corp. (I)	1,037	3,764
Mercantile Bank Corp.	1,058	17,626
Merchants Bancshares, Inc.	540	15,574
Metro Bancorp, Inc. (I)	1,942	32,334
MetroCorp Bancshares, Inc. (I)	722	7,465
MidSouth Bancorp, Inc.	729	11,132
MidWestOne Financial Group, Inc.	305	7,009
National Penn Bancshares, Inc. (L)	11,091	108,692
NBT Bancorp, Inc. (L)	1,263	25,841
NewBridge Bancorp. (I)	2,100	12,348
North Valley Bancorp (I)	43	730
Northrim BanCorp, Inc.	492	10,696
Old National Bancorp	1,789	24,152
Old Second Bancorp, Inc. (I)	1,554	5,284
OmniAmerican Bancorp, Inc. (I)	1,661	43,286
Oriental Financial Group, Inc. (L)	4,139	63,368
Pacific Continental Corp.	2,139	22,738
Pacific Mercantile Bancorp (I)	1,399	8,338
Pacific Premier Bancorp Inc (I)	659	7,888
PacWest Bancorp (L)	539	14,731
Park National Corp. (L)	266	17,551
Park Sterling Corp. (I)	784	4,453

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Peapack Gladstone Financial Corp.	607	$8,941
Peoples Bancorp, Inc.	2,601	56,364
Pinnacle Financial Partners, Inc. (I)(L)	6,390	138,727
Popular, Inc. (I)	6,410	178,967
Porter Bancorp, Inc. (I)	735	728
Preferred Bank (I)	220	3,546
PrivateBancorp, Inc.	200	3,582
Renasant Corp. (L)	5,254	115,641
Republic Bancorp, Inc., Class A (L)	822	17,788
Republic First Bancorp, Inc. (I)	1,501	3,918
S&T Bancorp, Inc.	2,700	48,762
Sandy Spring Bancorp, Inc.	2,665	51,594
SCBT Financial Corp.	1,058	50,382
Seacoast Banking Corp. of Florida (I)	3,000	6,180
Shore Bancshares, Inc.	600	4,008
Sierra Bancorp	1,564	19,800
Simmons First National Corp., Class A	1,519	38,188
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	1,462	31,243
Southwest Bancorp, Inc. (I)	3,030	39,360
StellarOne Corp.	5,610	86,338
Sterling Bancorp	2,700	27,459
Sun Bancorp, Inc. (I)	1,364	4,910
Susquehanna Bancshares, Inc.	88,912	1,034,047
Synovus Financial Corp. (L)	77,318	196,388
Taylor Capital Group, Inc. (I)(L)	1,958	32,366
Texas Capital Bancshares, Inc. (I)(L)	16,029	677,386
The Bancorp, Inc. (I)	5,997	76,582
Tompkins Financial Corp.	325	13,465
TowneBank (L)	2,665	38,749
Trico Bancshares	1,200	20,460
Trustmark Corp.	2,664	61,006
UMB Financial Corp. (L)	1,109	50,559
Umpqua Holdings Corp. (L)	15,577	195,491
Union First Market Bankshares Corp.	2,679	48,624
United Community Banks, Inc. (I)	300	3,231
Univest Corp. of Pennsylvania	1,917	31,803
Virginia Commerce Bancorp, Inc. (I)	5,671	76,899
Washington Banking Company	1,315	18,068
Washington Trust Bancorp, Inc.	2,092	55,312
Webster Financial Corp.	37,523	826,256
WesBanco, Inc.	4,767	111,500
West Bancorp, Inc.	1,494	16,539
West Coast Bancorp	1,371	32,219
Wilshire Bancorp, Inc. (I)	3,138	18,420
Wintrust Financial Corp. (L)	24,829	906,259
Yadkin Valley Financial Corp. (I)	1,614	6,359
Zions Bancorporation (L)	44,828	1,082,148

		12,960,532
Consumer Finance - 0.2%
Asset Acceptance Capital Corp. (I)	2,909	15,330
Asta Funding, Inc.	2,466	23,723
Atlanticus Holdings Corp. (I)(L)	972	3,149
Cash America International, Inc. (L)	1,700	86,088
Green Dot Corp., Class A (I)	418	5,860
Nelnet, Inc., Class A	4,940	163,909
Nicholas Financial, Inc.	75	1,016
The First Marblehead Corp. (I)(L)	4,620	4,056

		303,131
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	1,167	17,167
Marlin Business Services Corp. (L)	2,737	51,866

The accompanying notes are an integral part of the financial statements.
162

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
MicroFinancial, Inc.	1,317	$9,706
NewStar Financial, Inc. (I)(L)	7,164	96,929
PHH Corp. (I)(L)	7,810	164,088
PICO Holdings, Inc. (I)	1,866	40,138
Resource America, Inc., Class A	3,296	29,367
The NASDAQ OMX Group, Inc. (L)	18,489	585,362

		994,623
Insurance - 7.6%
Allied World Assurance Company Holdings AG	5,100	447,831
Alterra Capital Holdings, Ltd.	8,508	260,685
American Equity Investment Life
Holding Company (L)	9,942	137,995
American Financial Group, Inc.	32,013	1,407,291
American National Insurance Company	431	34,639
American Safety Insurance Holdings, Ltd. (I)	2,162	49,791
AMERISAFE, Inc.	2,787	90,912
Argo Group International Holdings, Ltd.	4,561	173,227
Arthur J. Gallagher & Company	22,075	849,446
Aspen Insurance Holdings, Ltd.	8,155	292,438
Assurant, Inc.	9,808	411,838
Assured Guaranty, Ltd.	18,410	343,715
Axis Capital Holdings, Ltd.	10,224	416,424
CNO Financial Group, Inc. (L)	42,875	469,053
Donegal Group, Inc., Class A	2,470	35,617
Eastern Insurance Holdings, Inc.	2,200	40,964
EMC Insurance Group, Inc.	570	14,672
Employers Holdings, Inc.	1,300	27,313
Endurance Specialty Holdings, Ltd.	5,786	254,815
FBL Financial Group, Inc., Class A	4,767	173,233
Federated National Holding Company	1,233	7,016
First Acceptance Corp. (I)	4,470	5,141
First American Financial Corp.	6,737	163,642
Genworth Financial, Inc., Class A (I)	31,119	265,756
Global Indemnity PLC (I)	2,416	55,810
Greenlight Capital Re, Ltd., Class A (I)(L)	2,000	47,960
Hallmark Financial Services, Inc. (I)	3,571	32,353
Hilltop Holdings, Inc. (I)	10,029	128,772
Horace Mann Educators Corp.	6,503	133,051
Independence Holding Company	2,816	26,724
Investors Title Company	98	6,461
Kemper Corp.	10,242	324,057
Maiden Holdings, Ltd.	9,561	96,375
Markel Corp. (I)(L)	1,576	761,917
MBIA, Inc. (I)(L)	12,904	124,782
Meadowbrook Insurance Group, Inc.	6,598	46,384
Montpelier Re Holdings, Ltd.	9,927	245,395
National Financial Partners Corp. (I)	765	15,040
National Interstate Corp.	809	26,924
National Western Life Insurance
Company, Class A	59	9,609
Old Republic International Corp.	19,732	236,981
OneBeacon Insurance Group, Ltd., Class A (L)	2,629	35,150
PartnerRe, Ltd.	5,456	486,893
Platinum Underwriters Holdings, Ltd.	3,688	195,021
Primerica, Inc.	677	21,305
Protective Life Corp.	10,342	330,117
Reinsurance Group of America, Inc.	8,136	467,820
RLI Corp. (L)	600	41,364
Safety Insurance Group, Inc.	1,282	60,254
Selective Insurance Group, Inc. (L)	3,257	72,436
StanCorp Financial Group, Inc. (L)	4,763	189,615
State Auto Financial Corp. (L)	4,956	83,261
Stewart Information Services Corp. (L)	3,868	89,544

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Symetra Financial Corp.	2,863	$37,706
The Hanover Insurance Group, Inc.	4,623	197,310
The Navigators Group, Inc. (I)	1,843	103,503
The Phoenix Companies, Inc. (I)(L)	1,311	32,906
Tower Group, Inc. (L)	8,083	150,748
United Fire Group, Inc.	1,493	36,698
Universal Insurance Holdings, Inc.	2,633	11,559
Validus Holdings, Ltd.	10,914	388,866
W.R. Berkley Corp.	19,697	817,426

		12,541,551
Real Estate Investment Trusts - 2.5%
DCT Industrial Trust, Inc. (L)	133,700	970,662
Douglas Emmett, Inc.	31,800	779,418
LaSalle Hotel Properties	30,820	782,520
Lexington Realty Trust (L)	76,000	870,960
Mid-America Apartment Communities, Inc.	5,900	409,696
Ryman Hospitality Properties (L)	5,998	268,411

		4,081,667
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc. (I)	7,217	254,255
AV Homes, Inc. (I)	2,810	42,206
Consolidated-Tomoka Land Company	236	8,036
Forestar Group, Inc. (I)	663	11,549
Jones Lang LaSalle, Inc.	9,602	927,937
Thomas Properties Group, Inc.	4,372	22,778
ZipRealty, Inc. (I)	1,200	4,608

		1,271,369
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp. (L)	10,259	100,333
Atlantic Coast Financial Corp. (I)	176	729
Bank Mutual Corp.	7,055	40,355
BankFinancial Corp.	4,921	39,270
BBX Capital Corp., Class A (I)	1,405	11,352
Beneficial Mutual Bancorp, Inc. (I)	2,325	22,297
Berkshire Hills Bancorp, Inc.	2,695	65,489
BofI Holding, Inc. (I)(L)	1,730	58,249
Brookline Bancorp, Inc.	4,439	40,395
Cape Bancorp, Inc.	443	4,027
Clifton Savings Bancorp, Inc.	202	2,283
Dime Community Bancshares, Inc.	2,812	39,959
Doral Financial Corp. (I)	7,640	4,351
ESB Financial Corp.	441	6,055
ESSA Bancorp, Inc.	2,103	23,238
Federal Agricultural Mortgage Corp., Class C	1,732	58,455
First Defiance Financial Corp. (L)	1,313	29,569
First Financial Holdings, Inc.	3,514	70,139
First Financial Northwest, Inc. (I)	2,932	23,251
First Pactrust Bancorp, Inc.	935	9,602
Flushing Financial Corp.	4,011	63,374
Hampden Bancorp, Inc.	942	14,902
HF Financial Corp.	155	2,083
Hingham Institution for Savings	82	5,737
Home Bancorp, Inc. (I)	1,531	28,232
Home Federal Bancorp, Inc.	3,822	43,953
Hudson City Bancorp, Inc.	20,492	174,592
Kearny Financial Corp.	378	3,776
Louisiana Bancorp, Inc. (I)	100	1,695
Meridian Interstate Bancorp, Inc. (I)	1,777	32,146
MGIC Investment Corp. (I)(L)	10,189	30,363
Northfield Bancorp, Inc.	84	956
Northwest Bancshares, Inc. (L)	1,700	21,233

The accompanying notes are an integral part of the financial statements.
163

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
OceanFirst Financial Corp.	1,640	$22,862
Oritani Financial Corp.	267	3,928
People’s United Financial, Inc. (L)	18,740	245,494
Provident Financial Holdings, Inc.	768	13,133
Provident Financial Services, Inc.	7,468	111,945
Provident New York Bancorp	2,310	20,744
Pulaski Financial Corp.	282	2,792
Radian Group, Inc. (L)	23,661	208,453
Rockville Financial, Inc.	1,234	15,869
Roma Financial Corp.	100	1,504
Simplicity Bancorp, Inc.	627	9,555
Teche Holding Company	71	2,769
Territorial Bancorp, Inc.	952	22,201
TierOne Corp. (I)	1,301	1
Tree.com, Inc.	2,817	49,100
TrustCo Bank Corp.	4,173	21,741
United Financial Bancorp, Inc.	2,436	36,418
ViewPoint Financial Group	1,220	25,437
Walker & Dunlop, Inc. (I)	175	3,710
Washington Federal, Inc.	6,616	116,111
Waterstone Financial, Inc. (I)	718	5,493
Westfield Financial, Inc.	5,678	44,232
WSFS Financial Corp.	256	12,160

		2,068,092

		37,789,172
Health Care - 9.1%
Biotechnology - 0.5%
Astex Pharmaceuticals (I)	9,246	30,142
Celldex Therapeutics, Inc. (I)(L)	4,514	42,973
Cubist Pharmaceuticals, Inc. (I)	15,948	676,674
Enzon Pharmaceuticals, Inc. (L)	4,300	18,189
Infinity Pharmaceuticals, Inc. (I)	595	24,568
Maxygen, Inc.	5,344	13,039
MediciNova, Inc. (I)	906	3,080
Myrexis, Inc.	1,157	138
Repligen Corp. (I)(L)	1,800	11,214
Synageva BioPharma Corp. (I)	206	10,294

		830,311
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (I)	7,515	171,041
Alphatec Holdings, Inc. (I)	11,650	18,990
Analogic Corp. (L)	900	66,771
AngioDynamics, Inc. (I)	4,853	60,129
Anika Therapeutics, Inc. (I)	2,936	36,553
CONMED Corp.	2,832	88,104
CryoLife, Inc.	2,939	18,016
Cutera, Inc. (I)(L)	2,718	35,062
Cynosure, Inc., Class A (I)	901	25,525
Digirad Corp. (I)	3,687	8,443
Exactech, Inc. (I)	1,030	18,962
Greatbatch, Inc. (I)	4,338	117,430
Haemonetics Corp. (I)(L)	19,272	794,970
Invacare Corp.	5,104	74,059
Kewaunee Scientific Corp.	80	1,046
LeMaitre Vascular, Inc.	786	4,795
Medical Action Industries, Inc. (I)	1,100	6,512
Merit Medical Systems, Inc. (I)	300	3,576
Natus Medical, Inc. (I)	3,589	45,580
NuVasive, Inc. (I)	35	650
Palomar Medical Technologies, Inc. (I)	1,400	15,456
Rochester Medical Corp. (I)	580	8,561

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
RTI Biologics, Inc. (I)	10,804	$39,219
Solta Medical, Inc. (I)	4,613	10,518
SurModics, Inc. (I)	2,083	52,825
Symmetry Medical, Inc. (I)	5,526	57,636
Teleflex, Inc.	13,981	1,117,921
The Cooper Companies, Inc.	4,838	513,118
TranS1, Inc. (I)	2,684	5,878
Wright Medical Group, Inc. (I)(L)	41,637	968,060

		4,385,406
Health Care Providers & Services - 3.4%
Addus HomeCare Corp. (I)	1,215	10,704
Almost Family, Inc. (L)	179	3,686
Amedisys, Inc. (I)(L)	4,462	50,421
AMN Healthcare Services, Inc. (I)	2,560	36,096
Amsurg Corp. (I)	31,706	957,521
Assisted Living Concepts, Inc., Class A (L)	4,541	53,765
BioScrip, Inc. (I)	6,019	65,908
Capital Senior Living Corp. (I)	5,362	123,326
CardioNet, Inc. (I)	4,900	12,201
Community Health Systems, Inc.	10,065	425,347
Coventry Health Care, Inc.	16,171	733,517
Cross Country Healthcare, Inc. (I)	4,185	23,855
Dynacq Healthcare, Inc. (I)	941	2
ExamWorks Group, Inc. (I)	748	10,592
Five Star Quality Care, Inc. (I)(L)	5,481	34,750
Gentiva Health Services, Inc. (I)(L)	4,751	49,981
Hanger, Inc. (I)	2,169	64,333
Healthways, Inc. (I)	5,459	70,148
IPC The Hospitalist Company, Inc. (I)(L)	16,197	675,415
Kindred Healthcare, Inc. (I)(L)	2,033	22,912
LHC Group, Inc. (I)(L)	753	15,301
LifePoint Hospitals, Inc. (I)	5,107	225,168
Magellan Health Services, Inc. (I)	2,450	126,322
MedCath Corp. (I)(L)	4,104	5,622
Molina Healthcare, Inc. (I)(L)	5,724	182,653
National Healthcare Corp. (L)	1,717	79,617
Omnicare, Inc. (L)	14,366	535,277
PharMerica Corp. (I)	3,519	50,427
Select Medical Holdings Corp.	1,512	13,971
The Providence Service Corp. (I)	913	15,594
Triple-S Management Corp., Class B (I)	4,238	76,114
Universal American Corp.	14,368	119,829
Universal Health Services, Inc., Class B	14,166	820,070

		5,690,445
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	56,056
Omnicell, Inc. (I)	4,692	84,550

		140,606
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (I)(L)	10,574	43,036
Albany Molecular Research, Inc. (I)	1,696	13,704
Bio-Rad Laboratories, Inc., Class A (I)	6,190	762,608
BioClinica, Inc. (I)	1,800	13,032
Charles River
Laboratories International, Inc. (I)	17,357	707,124
Enzo Biochem, Inc. (I)	2,322	6,966
Harvard Bioscience, Inc. (I)	6,820	39,215
PerkinElmer, Inc.	840	28,703

		1,614,388
Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals, Inc. (I)	26,147	445,806

The accompanying notes are an integral part of the financial statements.
164

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cumberland Pharmaceuticals, Inc. (I)	631	$2,764
Endo Health Solutions, Inc. (I)	19,113	592,503
Lannett Company, Inc. (I)	3,230	26,680
Pozen, Inc. (I)	2,103	13,018
Sciclone Pharmaceuticals, Inc. (I)(L)	6,347	30,212
Sucampo Pharmaceuticals, Inc., Class A (I)	819	4,185
The Medicines Company (I)	27,201	865,264
ViroPharma, Inc. (I)(L)	14,551	362,902

		2,343,334

		15,004,490
Industrials - 19.1%
Aerospace & Defense - 1.4%
AAR Corp.	5,432	95,440
Aerovironment, Inc. (I)	26,313	582,044
Ascent Solar Technologies, Inc. (I)	6,979	4,536
CPI Aerostructures, Inc. (I)(L)	1,142	10,164
Curtiss-Wright Corp.	6,943	240,992
DigitalGlobe, Inc. (I)	685	17,857
Ducommun, Inc. (I)	1,656	25,668
Esterline Technologies Corp. (I)	4,702	324,109
Innovative Solutions & Support, Inc.	975	4,466
Kratos Defense &
Security Solutions, Inc. (I)(L)	3,577	15,131
LMI Aerospace, Inc. (I)	2,716	60,159
Orbital Sciences Corp. (I)	3,415	50,474
SIFCO Industries, Inc.	400	6,416
Sparton Corp. (I)	2,225	31,907
Sypris Solutions, Inc.	819	3,391
Triumph Group, Inc.	12,121	889,803

		2,362,557
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,088	50,166
Atlas Air Worldwide Holdings, Inc. (I)	4,477	211,270
Pacer International, Inc. (I)	5,413	22,464
UTi Worldwide, Inc.	33,722	513,586
XPO Logistics, Inc. (I)	488	8,501

		805,987
Airlines - 0.3%
Hawaiian Holdings, Inc. (I)(L)	10,259	58,066
JetBlue Airways Corp. (I)(L)	36,506	221,226
Republic Airways Holdings, Inc. (I)(L)	6,356	59,810
SkyWest, Inc.	6,640	92,960

		432,062
Building Products - 1.4%
American Woodmark Corp. (I)	1,000	32,100
Apogee Enterprises, Inc.	5,813	149,917
Builders FirstSource, Inc. (I)(L)	5,945	35,967
Gibraltar Industries, Inc. (I)	4,938	84,687
Griffon Corp.	12,674	142,836
Insteel Industries, Inc. (L)	3,280	52,119
Owens Corning, Inc. (I)	12,149	471,503
PGT, Inc. (I)	6,113	35,272
Quanex Building Products Corp. (L)	3,300	65,703
Simpson Manufacturing Company, Inc. (L)	3,200	93,120
Trex Company, Inc. (I)	22,516	1,063,656
Universal Forest Products, Inc. (L)	3,700	150,146

		2,377,026
Commercial Services & Supplies - 3.2%
ABM Industries, Inc.	30,662	696,027

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Acme United Corp.	300	$3,750
Acorn Energy, Inc.	767	4,993
AMREP Corp. (I)	100	869
ARC Document Solutions, Inc. (I)	6,377	14,348
Casella Waste Systems, Inc., Class A (I)	1,736	8,124
CECO Environmental Corp.	748	8,078
Consolidated Graphics, Inc. (I)	1,103	42,576
Courier Corp.	1,247	15,650
Covanta Holding Corp.	975	19,071
EnergySolutions, Inc. (I)	11,105	41,311
EnerNOC, Inc. (I)	206	3,397
Ennis, Inc.	4,732	74,103
Fuel Tech, Inc. (I)	2,200	9,746
G&K Services, Inc., Class A	2,091	87,132
Interface, Inc. (L)	58,461	1,070,421
Intersections, Inc. (L)	1,826	19,155
Kimball International, Inc., Class B	4,815	44,346
McGrath RentCorp.	2,470	72,840
Metalico, Inc. (I)(L)	6,103	10,009
Mobile Mini, Inc. (I)(L)	8,178	220,152
Multi-Color Corp. (L)	1,848	44,592
NL Industries, Inc.	3,500	44,800
Quad/Graphics, Inc.	276	6,003
Schawk, Inc. (L)	3,135	33,733
Steelcase, Inc., Class A	5,996	84,843
Sykes Enterprises, Inc. (I)(L)	2,001	29,735
Team, Inc. (I)	24,121	1,057,947
Tetra Tech, Inc. (I)	1,191	34,372
The Geo Group, Inc.	7,496	258,912
UniFirst Corp.	1,824	152,377
United Stationers, Inc. (L)	3,084	111,641
Versar, Inc. (I)	2,653	11,992
Viad Corp.	4,281	117,556
Virco Manufacturing Corp. (I)	700	1,827
Waste Connections, Inc. (L)	25,069	857,610

		5,314,038
Construction & Engineering - 1.3%
AECOM Technology Corp. (I)	4,165	126,241
Aegion Corp. (I)(L)	1,037	24,919
Argan, Inc.	207	3,463
Comfort Systems USA, Inc.	3,590	44,803
Dycom Industries, Inc. (I)	4,276	89,582
Foster Wheeler AG (I)	31,877	766,961
Furmanite Corp. (I)	2,345	14,000
Granite Construction, Inc.	4,421	137,449
Great Lakes Dredge & Dock Corp.	13,165	128,359
Integrated Electrical Services, Inc. (I)	427	2,477
Layne Christensen Company (I)(L)	3,684	81,011
MasTec, Inc. (I)(L)	775	23,320
Michael Baker Corp.	600	14,544
MYR Group, Inc. (I)	1,600	37,136
Northwest Pipe Company (I)	1,838	43,891
Pike Electric Corp.	6,752	94,123
Sterling Construction Company, Inc. (I)	1,987	22,453
Tutor Perini Corp. (I)(L)	6,145	104,526
URS Corp.	7,479	316,063

		2,075,321
Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.	124	868
American Superconductor Corp. (I)	923	2,667
Belden, Inc.	20,379	1,026,286
Brady Corp., Class A	3,912	133,204

The accompanying notes are an integral part of the financial statements.
165

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Encore Wire Corp.	4,977	$162,698
EnerSys, Inc. (I)	26,709	1,091,864
General Cable Corp. (I)	7,043	231,996
Global Power Equipment Group, Inc.	468	7,853
GrafTech International, Ltd. (I)(L)	1,078	7,966
LSI Industries, Inc.	3,751	25,844
Ocean Power Technologies, Inc. (I)(L)	1,713	3,375
Orion Energy Systems, Inc. (I)	2,343	6,584
Powell Industries, Inc. (I)	1,041	60,597
PowerSecure International, Inc. (I)	2,424	20,483
Preformed Line Products Company	162	11,473
SL Industries, Inc.	300	5,682
Ultralife Corp. (I)	4,215	16,017

		2,815,457
Industrial Conglomerates - 0.1%
Seaboard Corp.	47	134,091
Standex International Corp.	1,620	87,188

		221,279
Machinery - 5.1%
Accuride Corp. (I)	114	462
AGCO Corp.	229	11,789
Alamo Group, Inc.	2,190	78,358
Albany International Corp., Class A	4,013	114,611
Altra Holdings, Inc.	4,623	118,996
American Railcar Industries, Inc.	3,956	172,640
Ampco-Pittsburgh Corp. (L)	1,873	35,044
Astec Industries, Inc.	500	17,805
Barnes Group, Inc.	8,981	238,984
Briggs & Stratton Corp. (L)	6,217	152,068
Cascade Corp. (L)	851	54,677
CIRCOR International, Inc.	432	18,006
Columbus McKinnon Corp. (I)	2,364	46,382
Douglas Dynamics, Inc.	2,248	31,967
Dynamic Materials Corp.	1,001	16,917
Energy Recovery, Inc. (I)(L)	3,586	17,643
EnPro Industries, Inc. (I)(L)	2,654	123,491
ESCO Technologies, Inc.	2,184	88,583
Federal Signal Corp. (I)	11,880	92,664
Flow International Corp. (I)	4,349	16,135
FreightCar America, Inc.	2,000	42,060
Gardner Denver, Inc.	8,185	581,053
Gencor Industries, Inc. (I)	604	4,325
Greenbrier Companies, Inc. (I)(L)	4,947	100,177
Hardinge, Inc.	3,300	43,164
Harsco Corp.	525	12,590
Hurco Companies, Inc. (I)	1,523	42,827
Hyster-Yale Materials Handling, Inc.	1,000	51,230
IDEX Corp. (L)	15,874	808,463
Kaydon Corp.	342	8,553
Key Technology, Inc. (I)	105	1,292
LB Foster Company, Class A	440	19,430
Lydall, Inc. (I)	2,591	39,020
Met-Pro Corp.	2,224	21,929
MFRI, Inc. (I)	780	5,733
Miller Industries, Inc. (L)	2,259	35,963
Mueller Water Products, Inc., Class A	23,325	131,087
NN, Inc. (I)(L)	3,619	31,341
Oshkosh Corp. (I)	5,038	194,265
Tecumseh Products Company, Class A (I)	100	906
Terex Corp. (I)	10,724	351,854
The Eastern Company	366	6,087
Titan International, Inc. (L)	33,185	700,535

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Trimas Corp. (I)	34,757	$997,178
Trinity Industries, Inc. (L)	13,800	596,712
Valmont Industries, Inc.	7,178	1,130,870
Watts Water Technologies, Inc., Class A	22,774	1,069,012

		8,474,878
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	2,566	4,978
Excel Maritime Carriers, Ltd. (I)(L)	16,644	8,721
Genco Shipping & Trading, Ltd. (I)(L)	3,690	9,483
International Shipholding Corp.	569	10,418
Matson, Inc.	3,567	91,708

		125,308
Professional Services - 0.7%
Barrett Business Services, Inc.	1,536	67,092
CBIZ, Inc. (I)	4,715	29,987
CDI Corp.	3,498	57,577
CRA International, Inc. (I)	1,820	40,240
Franklin Covey Company (I)	3,206	44,307
FTI Consulting, Inc. (I)	1,296	45,023
GP Strategies Corp. (I)	2,590	55,918
Heidrick & Struggles International, Inc.	2,646	35,986
Hill International, Inc. (I)	4,471	15,246
Hudson Global, Inc. (I)(L)	3,400	12,512
Huron Consulting Group, Inc. (I)	878	34,409
ICF International, Inc. (I)	3,295	81,518
Kelly Services, Inc., Class A (L)	6,524	115,214
Korn/Ferry International (I)	3,278	60,676
Manpower, Inc.	2,507	136,882
National Technical Systems, Inc. (I)	1,900	15,162
Navigant Consulting Company (I)	2,581	32,856
On Assignment, Inc. (I)	5,819	127,203
RCM Technologies, Inc.	100	566
Resources Connection, Inc.	3,010	36,752
The Dolan Company (I)	6,694	19,480
Volt Information Sciences, Inc. (I)	4,968	41,234
VSE Corp.	212	4,857

		1,110,697
Road & Rail - 1.8%
Amerco, Inc.	2,045	308,202
Arkansas Best Corp. (L)	3,269	37,724
Avis Budget Group, Inc. (I)	15,595	364,455
Celadon Group, Inc.	2,115	42,152
Covenant Transport, Inc. (I)	1,250	7,438
Frozen Food Express Industries, Class A (I)	1,999	3,398
Landstar System, Inc.	11,729	660,225
Marten Transport, Ltd.	4,022	83,255
Old Dominion Freight Line, Inc. (I)	24,718	888,612
P.A.M. Transportation Services, Inc.	2,022	20,746
Patriot Transportation Holding, Inc. (I)	67	1,821
Roadrunner Transportation Systems, Inc. (I)	903	20,570
Ryder Systems, Inc.	7,200	404,640
Saia, Inc. (I)	3,170	101,852
Universal Truckload Services, Inc.	685	12,494
USA Truck, Inc. (I)	1,624	8,023
Werner Enterprises, Inc. (L)	926	21,317

		2,986,924
Trading Companies & Distributors - 1.5%
Aceto Corp.	4,311	44,878
Aircastle, Ltd.	9,044	121,823
Beacon Roofing Supply, Inc. (I)(L)	34,372	1,268,327
CAI International, Inc. (I)	4,100	113,160

The accompanying notes are an integral part of the financial statements.
166

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
GATX Corp.	9,384	$467,792
H&E Equipment Services, Inc.	7,028	136,765
Lawson Products, Inc.	1,776	25,290
Rush Enterprises, Inc., Class A (I)	1,690	41,405
Rush Enterprises, Inc., Class B (I)	7,405	154,765
SeaCube Container Leasing, Ltd.	824	18,944
TAL International Group, Inc. (L)	3,102	133,541
Titan Machinery, Inc. (I)(L)	1,357	38,335
Willis Lease Finance Corp. (I)	281	4,218

		2,569,243

		31,670,777
Information Technology - 14.1%
Communications Equipment - 1.8%
Anaren, Inc. (I)	1,912	36,997
Arris Group, Inc. (I)	70,205	1,218,057
Aviat Networks, Inc. (I)	8,458	30,110
Aware, Inc.	3,300	16,500
Bel Fuse, Inc., Class B	2,040	33,986
Black Box Corp. (L)	2,323	56,356
Brocade Communications Systems, Inc. (I)	22,156	124,295
Calix, Inc. (I)	1,529	13,104
Communications Systems, Inc.	1,201	12,851
Comtech Telecommunications Corp.	2,593	69,441
Digi International, Inc. (I)	4,754	46,874
EchoStar Corp., Class A (I)	4,314	163,242
Emulex Corp. (I)	11,777	75,962
Extreme Networks, Inc. (I)	7,190	25,165
Globecomm Systems, Inc. (I)	5,280	64,099
Harmonic, Inc. (I)	11,465	65,236
JDS Uniphase Corp. (I)	55,325	783,402
KVH Industries, Inc. (I)(L)	2,148	28,611
Oclaro, Inc. (I)	4,713	6,268
Oplink Communications, Inc. (I)	1,681	25,820
Optical Cable Corp.	100	404
Performance Technologies, Inc. (I)	1,302	1,212
Relm Wireless Corp. (I)	877	1,903
ShoreTel, Inc. (I)	939	3,812
Sonus Networks, Inc. (I)	4,900	12,005
Sycamore Networks, Inc. (L)	6,141	14,001
Symmetricom, Inc. (I)	4,898	24,196
Tellabs, Inc.	2,464	5,002
Telular Corp.	200	1,992
Tessco Technologies, Inc.	1,768	40,257
UTStarcom Holdings Corp. (I)	4,279	4,027
Westell Technologies, Inc., Class A (I)	7,150	13,013

		3,018,200
Computers & Peripherals - 0.2%
Avid Technology, Inc. (I)	5,478	37,963
Concurrent Computer Corp.	526	3,677
Cray, Inc. (I)	2,110	40,829
Dot Hill Systems Corp. (I)	1,000	1,300
Electronics for Imaging, Inc. (I)	7,309	168,546
Hutchinson Technology, Inc. (I)(L)	3,000	8,490
Imation Corp. (I)	7,779	26,526
Intermec, Inc. (I)	200	1,980
Interphase Corp. (I)	286	626
Intevac, Inc. (I)	3,303	15,788
Novatel Wireless, Inc. (I)	6,924	15,025
Rimage Corp.	1,900	12,958
Xyratex, Ltd. (L)	1,639	15,128

		348,836

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.7%
ADDvantage Technologies Group, Inc. (I)	471	$1,060
Aeroflex Holding Corp. (I)	2,965	27,426
Agilysys, Inc. (I)	1,591	14,653
Arrow Electronics, Inc. (I)	13,183	529,297
Avnet, Inc. (I)	13,498	476,614
AVX Corp.	11,811	139,134
Benchmark Electronics, Inc. (I)	4,167	72,589
Checkpoint Systems, Inc. (I)(L)	4,538	53,821
Coherent, Inc.	246	14,209
CTS Corp.	1,505	14,749
Daktronics, Inc.	3,426	34,979
Electro Rent Corp.	4,395	71,111
Electro Scientific Industries, Inc.	45,795	504,203
GSI Group, Inc. (I)	1,206	11,578
ID Systems, Inc. (I)	1,161	7,326
Identive Group, Inc. (I)	1,058	1,534
IEC Electronics Corp. (I)	558	3,415
Ingram Micro, Inc., Class A (I)	4,507	85,002
Insight Enterprises, Inc. (I)	5,138	98,752
IntriCon Corp. (I)	80	374
Itron, Inc. (I)	741	31,174
KEMET Corp. (I)	371	2,400
Key Tronic Corp. (I)(L)	1,300	13,819
Measurement Specialties, Inc. (I)	971	35,267
Mercury Computer Systems, Inc. (I)	2,241	15,351
Methode Electronics, Inc.	5,941	77,887
Multi-Fineline Electronix, Inc. (I)	3,338	51,005
NAPCO Security Technologies, Inc. (I)	868	3,272
Newport Corp. (I)(L)	5,333	87,195
PAR Technology Corp. (I)	1,700	7,786
Park Electrochemical Corp.	1,480	37,444
PC Connection, Inc.	4,089	58,636
PC Mall, Inc. (I)	2,932	20,817
Perceptron, Inc.	1,146	7,082
Planar Systems, Inc. (I)	1,700	3,281
Plexus Corp. (I)	849	20,682
Power-One, Inc. (I)(L)	1,950	8,307
Radisys Corp. (I)	3,312	13,877
Richardson Electronics, Ltd.	1,362	16,290
Rofin-Sinar Technologies, Inc. (I)(L)	1,000	26,570
Rogers Corp. (I)	1,608	76,718
Sanmina Corp. (I)	79,078	809,759
ScanSource, Inc. (I)	1,905	57,169
SMTC Corp. (I)	363	958
SYNNEX Corp. (I)(L)	5,765	219,819
Tech Data Corp. (I)	4,799	254,635
TTM Technologies, Inc. (I)	10,402	85,296
Viasystems Group, Inc. (I)	286	4,055
Vicon Industries, Inc. (I)	102	281
Vishay Intertechnology, Inc. (I)(L)	19,790	261,030
Vishay Precision Group, Inc. (I)	1,509	21,201
Zygo Corp. (I)(L)	1,490	21,337

		4,512,226
Internet Software & Services - 1.2%
AOL, Inc. (I)	3,987	147,120
Blucora, Inc. (I)	7,765	120,358
Dealertrack Technologies, Inc. (I)	862	25,420
Digital River, Inc. (I)	1,946	27,711
EarthLink, Inc.	12,905	74,978
Internap Network Services Corp. (I)	9,033	78,406
Keynote Systems, Inc.	1,100	16,808
KIT Digital, Inc. (I)	7,253	2,611
Limelight Networks, Inc. (I)	1,035	2,194

The accompanying notes are an integral part of the financial statements.
167

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Marchex, Inc., Class B	3,061	$11,571
Market Leader, Inc. (I)	500	3,720
Monster Worldwide, Inc. (I)(L)	4,505	23,066
Perficient, Inc. (I)	2,874	33,281
RealNetworks, Inc. (I)	4,503	32,737
Reis, Inc. (I)	300	4,575
Soundbite Communications, Inc.	200	590
support.com, Inc. (I)	5,153	20,097
TechTarget, Inc. (I)	5,473	26,599
TheStreet.com, Inc.	6,959	12,874
United Online, Inc.	16,613	98,017
ValueClick, Inc. (I)	45,974	1,226,127
XO Group, Inc. (I)	3,587	32,821

		2,021,681
IT Services - 1.7%
Acxiom Corp. (I)	7,534	137,194
CACI International, Inc., Class A (I)(L)	4,232	214,774
CIBER, Inc. (I)	13,088	58,242
Convergys Corp. (L)	10,572	175,389
CoreLogic, Inc. (I)	8,157	211,348
CSG Systems International, Inc. (I)	1,093	21,215
Dynamics Research Corp. (I)	2,094	12,376
Euronet Worldwide, Inc. (I)	677	16,343
Jack Henry & Associates, Inc.	19,923	871,034
Mantech International Corp., Class A (L)	3,611	89,589
MAXIMUS, Inc.	11,466	834,495
ModusLink Global Solutions, Inc. (I)	9,124	26,277
Official Payments Holdings Inc (I)	1,809	10,583
Online Resources Corp. (I)	6,713	25,711
StarTek, Inc. (I)	2,139	10,738
The Hackett Group, Inc.	9,407	43,554
Virtusa Corp. (I)	676	14,162

		2,773,024
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. (I)	3,654	65,918
Alpha & Omega Semiconductor, Ltd. (I)	999	8,052
Amkor Technology, Inc. (I)(L)	7,144	28,933
Amtech Systems, Inc. (I)(L)	1,027	4,098
ANADIGICS, Inc. (I)	8,400	17,724
ATMI, Inc. (I)	6,478	141,868
Axcelis Technologies, Inc. (I)	3,500	3,990
AXT, Inc. (I)	3,200	9,120
Brooks Automation, Inc.	6,288	63,572
BTU International, Inc. (I)	682	1,985
Cascade Microtech, Inc. (I)	1,613	11,501
Cohu, Inc.	4,766	47,946
Cree, Inc. (I)	805	36,410
Cymer, Inc. (I)	12,554	1,241,340
Diodes, Inc. (I)	918	18,296
DSP Group, Inc. (I)	4,257	30,821
Entropic Communications, Inc. (I)	2,167	9,556
Exar Corp. (I)(L)	7,653	89,923
Fairchild Semiconductor International, Inc. (I)	63,166	900,747
First Solar, Inc. (I)	1,524	39,395
FormFactor, Inc. (I)	6,280	31,526
GSI Technology, Inc. (I)	3,600	23,112
Hittite Microwave Corp. (I)	8,903	577,092
Ikanos Communications, Inc. (I)	1,900	3,306
Integrated Device Technology, Inc. (I)	24,164	164,315
Integrated Silicon Solution, Inc. (I)	4,650	39,525
International Rectifier Corp. (I)(L)	10,474	220,163
Intersil Corp., Class A	11,073	94,010

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
IXYS Corp.	3,730	$37,188
Kopin Corp. (I)	5,489	17,675
Kulicke & Soffa Industries, Inc. (I)	1,004	10,863
Lattice Semiconductor Corp. (I)	119,240	558,043
LTX-Credence Corp. (I)	3,674	21,309
Mattson Technology, Inc. (I)	1,600	1,968
MEMC Electronic Materials, Inc. (I)	9,085	44,971
MEMSIC, Inc. (I)	1,771	6,092
MKS Instruments, Inc.	4,914	133,366
MoSys, Inc. (I)	318	1,103
Nanometrics, Inc. (I)(L)	879	12,965
OmniVision Technologies, Inc. (I)(L)	5,547	85,479
Pericom Semiconductor Corp. (I)	5,042	35,395
Photronics, Inc. (I)	13,324	88,471
PLX Technology, Inc. (I)	1,000	4,750
PMC-Sierra, Inc. (I)	12,080	78,399
Rudolph Technologies, Inc. (I)	4,412	48,620
Semtech Corp. (I)	29,368	897,780
Sigma Designs, Inc. (I)	4,474	20,804
Silicon Image, Inc. (I)	3,000	13,830
Spansion, Inc., Class A (I)	2,249	26,448
SunPower Corp. (I)(L)	2,461	28,892
Supertex, Inc.	1,800	40,662
Tessera Technologies, Inc.	3,721	66,383
TriQuint Semiconductor, Inc. (I)	7,104	33,389
Ultra Clean Holdings (I)	429	2,531
Veeco Instruments, Inc. (I)	23,807	759,681

		7,001,301
Software - 2.2%
Accelrys, Inc. (I)	5,260	49,760
Actuate Corp. (I)	52,795	317,298
AsiaInfo-Linkage, Inc. (I)	1,321	14,571
Cadence Design Systems, Inc. (I)(L)	65,793	931,629
EPIQ Systems, Inc.	4,064	50,556
ePlus, Inc.	1,505	69,170
GSE Systems, Inc. (I)	2,016	4,556
Mentor Graphics Corp.	4,600	81,466
MicroStrategy, Inc., Class A (I)	5,559	566,351
Progress Software Corp. (I)	645	14,525
PTC, Inc. (I)	27,581	638,224
Rosetta Stone, Inc. (I)(L)	916	10,607
Seachange International, Inc. (I)	4,794	55,227
Smith Micro Software, Inc. (I)	3,270	4,774
SS&C Technologies Holdings, Inc. (I)(L)	32,565	824,220
TeleCommunication
Systems, Inc., Class A (I)(L)	7,193	16,616
TeleNav, Inc. (I)	366	2,602

		3,652,152

		23,327,420
Materials - 7.3%
Chemicals - 2.4%
A. Schulman, Inc.	3,906	122,453
American Pacific Corp. (I)	1,717	31,765
American Vanguard Corp.	744	23,086
Axiall Corp.	7,700	435,666
Chase Corp.	1,432	26,979
Chemtura Corp. (I)	5,048	101,566
Ferro Corp. (I)	3,432	17,606
FMC Corp.	13,932	839,542
FutureFuel Corp.	368	4,824
Innophos Holdings, Inc.	14,828	724,051

The accompanying notes are an integral part of the financial statements.
168

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Innospec, Inc.	103	$4,146
Intrepid Potash, Inc. (L)	384	7,569
KMG Chemicals, Inc.	709	14,010
Kraton Performance Polymers, Inc. (I)	264	6,347
Landec Corp. (I)	4,944	54,433
Minerals Technologies, Inc.	2,600	104,624
Olin Corp. (L)	1,814	42,012
OM Group, Inc. (I)	5,098	125,105
OMNOVA Solutions, Inc. (I)	2,908	23,293
Penford Corp. (I)	2,346	23,812
PolyOne Corp. (L)	50,825	1,158,302
Sensient Technologies Corp.	295	10,888
Spartech Corp. (I)	5,050	49,844
Zoltek Companies, Inc. (I)(L)	6,505	60,822

		4,012,745
Construction Materials - 0.6%
Eagle Materials, Inc.	13,508	868,699
Headwaters, Inc. (I)	7,064	66,472
Texas Industries, Inc. (I)(L)	1,790	103,910

		1,039,081
Containers & Packaging - 1.1%
Boise, Inc.	13,800	118,542
Graphic Packaging Holding Company (I)	161,659	1,199,510
Myers Industries, Inc. (L)	5,702	83,933
Rock-Tenn Company, Class A	5,045	446,230

		1,848,215
Metals & Mining - 2.0%
A. M. Castle & Company (I)(L)	3,851	63,272
Allied Nevada Gold Corp. (I)	5,330	97,539
Century Aluminum Company (I)	11,480	93,103
Coeur d’Alene Mines Corp. (I)	10,706	203,521
Compass Minerals International, Inc.	7,131	525,697
Detour Gold Corp. (I)	6,576	128,427
Friedman Industries, Inc.	1,405	15,371
General Moly, Inc. (I)	45	131
Haynes International, Inc. (L)	12,275	632,163
Hecla Mining Company (L)	2,428	11,266
Horsehead Holding Corp. (I)	9,941	105,076
Kaiser Aluminum Corp. (L)	3,426	209,808
Materion Corp. (L)	1,532	42,375
McEwen Mining, Inc. (I)	2,908	7,066
Noranda Aluminum Holding Corp.	2,332	11,100
Olympic Steel, Inc. (L)	2,178	45,019
Reliance Steel & Aluminum Company	7,959	529,990
RTI International Metals, Inc. (I)(L)	5,200	154,284
Schnitzer Steel Industries, Inc., Class A (L)	475	13,590
Steel Dynamics, Inc.	2,367	36,144
Stillwater Mining Company (I)(L)	4,279	55,798
Synalloy Corp.	380	5,187
United States Steel Corp. (L)	3,458	72,065
Universal Stainless & Alloy (I)	1,778	63,101
Worthington Industries, Inc.	3,800	107,692

		3,228,785
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc.	2,600	72,098
Clearwater Paper Corp. (I)	1,598	77,327
Domtar Corp. (L)	5,000	372,800
KapStone Paper and Packaging Corp.	3,381	90,070
Louisiana-Pacific Corp. (I)	21,381	448,360
Mercer International, Inc. (I)	6,255	45,474
Neenah Paper, Inc.	159	4,643

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
P.H. Glatfelter Company (L)	5,514	$100,079
Schweitzer-Mauduit International, Inc.	20,735	764,085
Wausau Paper Corp.	763	7,531

		1,982,467

		12,111,293
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	381	17,907
Cbeyond, Inc. (I)	1,183	8,305
Frontier Communications Corp. (L)	24,284	100,536
General Communication, Inc., Class A (I)	4,737	40,028
Hawaiian Telcom Holdco, Inc. (I)	53	1,021
HickoryTech Corp.	57	535
Iridium Communications, Inc. (I)	10,611	64,833
Neutral Tandem, Inc.	3,011	10,328
ORBCOMM, Inc. (I)	8,038	35,448
Premiere Global Services, Inc. (I)	7,824	83,482
Primus Telecommunications Group, Inc.	298	3,275
Vonage Holdings Corp. (I)	1,081	2,854

		368,552
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)(L)	3,505	18,752
MetroPCS Communications, Inc. (I)	1,700	16,660
Shenandoah Telecommunications Company	411	5,923
Telephone & Data Systems, Inc.	11,252	257,558
United States Cellular Corp. (I)	4,446	163,568
USA Mobility, Inc.	3,600	41,832

		504,293

		872,845
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	28,669	1,026,924
Independent Power Producers & Energy Traders - 0.0%
Genie Energy, Ltd., B Shares	155	1,088
Ormat Technologies, Inc.	1,949	39,838

		40,926
Water Utilities - 0.1%
Consolidated Water Company, Ltd.	1,250	11,400
SJW Corp. (L)	1,157	30,672

		42,072

		1,109,922

TOTAL COMMON STOCKS (Cost $118,137,583)		$164,556,073

SECURITIES LENDING COLLATERAL - 23.1%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	3,818,659	38,218,662

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,209,646)		$38,218,662

The accompanying notes are an integral part of the financial statements.
169

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	1,662,760	1,662,760

TOTAL SHORT-TERM INVESTMENTS (Cost $1,662,760)		$1,662,760

Total Investments (Small Cap Opportunities Fund)
(Cost $158,009,989) - 123.4%		$204,437,495
Other assets and liabilities, net - (23.4%)		(38,819,596)

TOTAL NET ASSETS - 100.0%		$165,617,899

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 13.1%
Diversified Consumer Services - 1.5%
Matthews International Corp., Class A	60,800	$2,006,401
Hotels, Restaurants & Leisure - 2.0%
CEC Entertainment, Inc.	67,900	2,053,975
Choice Hotels International, Inc. (L)	18,800	714,964

		2,768,939
Household Durables - 1.9%
Helen of Troy, Ltd. (I)(L)	69,600	2,580,768
Media - 1.5%
Arbitron, Inc.	43,700	2,046,908
Multiline Retail - 1.2%
Fred’s, Inc., Class A (L)	124,700	1,692,179
Specialty Retail - 5.0%
Ascena Retail Group, Inc. (I)	138,200	2,320,378
Stage Stores, Inc. (L)	75,800	1,871,502
The Cato Corp., Class A (L)	102,070	2,619,116

		6,810,996

		17,906,191
Consumer Staples - 2.1%
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (L)	31,100	1,759,949
Food Products - 0.8%
Post Holdings, Inc. (I)	27,500	1,063,150

		2,823,099
Energy - 4.3%
Energy Equipment & Services - 2.4%
Bristow Group, Inc.	19,800	1,153,548
Era Group, Inc. (I)	23,448	473,415
SEACOR Holdings, Inc. (L)	23,448	1,629,167

		3,256,130
Oil, Gas & Consumable Fuels - 1.9%
Halcon Resources Corp. (I)	70,104	497,738
Penn Virginia Corp. (L)	48,600	197,802
Scorpio Tankers, Inc. (I)	225,900	1,920,150

		2,615,690

		5,871,820

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 19.0%
Commercial Banks - 8.5%
First Busey Corp.	214,202	$963,909
First Midwest Bancorp, Inc.	149,000	1,862,500
First Niagara Financial Group, Inc.	150,780	1,233,380
Hancock Holding Company	34,100	1,029,820
International Bancshares Corp.	108,800	2,203,200
MB Financial, Inc.	61,000	1,446,310
Webster Financial Corp.	98,000	2,157,960
Westamerica Bancorp. (L)	15,100	668,175

		11,565,254
Insurance - 4.8%
AMERISAFE, Inc. (I)	53,300	1,738,646
Assured Guaranty, Ltd.	72,900	1,361,043
Platinum Underwriters Holdings, Ltd.	26,700	1,411,896
Primerica, Inc.	64,800	2,039,256

		6,550,841
Real Estate Investment Trusts - 3.2%
Campus Crest Communities, Inc.	100,329	1,258,126
DiamondRock Hospitality Company	121,812	1,088,999
Mack-Cali Realty Corp.	34,900	990,462
Summit Hotel Properties, Inc.	109,500	1,051,200

		4,388,787
Thrifts & Mortgage Finance - 2.5%
Flushing Financial Corp.	70,168	1,108,654
Northwest Bancshares, Inc. (L)	182,700	2,281,923

		3,390,577

		25,895,459
Health Care - 10.4%
Health Care Equipment & Supplies - 2.8%
Haemonetics Corp. (I)	7,730	318,863
ICU Medical, Inc. (I)	35,000	1,986,600
STERIS Corp.	39,500	1,540,500

		3,845,963
Health Care Providers & Services - 2.6%
Amsurg Corp. (I)	71,500	2,159,300
Corvel Corp. (I)	28,700	1,378,748

		3,538,048
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (I)	46,800	595,296
Life Sciences Tools & Services - 4.6%
Charles River
Laboratories International, Inc. (I)	77,800	3,169,572
ICON PLC (I)	98,800	3,078,608

		6,248,180

		14,227,487
Industrials - 27.8%
Aerospace & Defense - 0.9%
Cubic Corp.	30,500	1,273,070
Air Freight & Logistics - 1.8%
Atlas Air Worldwide Holdings, Inc. (I)	27,700	1,307,163
UTi Worldwide, Inc.	75,200	1,145,296

		2,452,459
Commercial Services & Supplies - 6.5%
ACCO Brands Corp. (I)(L)	252,050	1,890,375
G&K Services, Inc., Class A	56,950	2,373,107
McGrath RentCorp.	6,200	182,838

The accompanying notes are an integral part of the financial statements.
170

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Standard Parking Corp. (I)	54,998	$1,141,483
United Stationers, Inc. (L)	89,060	3,223,972

		8,811,775
Electrical Equipment - 4.2%
Acuity Brands, Inc.	18,300	1,246,779
Belden, Inc.	90,100	4,537,436

		5,784,215
Industrial Conglomerates - 3.3%
Carlisle Companies, Inc.	65,640	4,454,987
Machinery - 6.2%
Albany International Corp., Class A	104,400	2,981,664
ESCO Technologies, Inc.	56,500	2,291,640
Mueller Industries, Inc.	60,200	3,201,436

		8,474,740
Marine - 2.2%
Kirby Corp. (I)	40,000	3,039,200
Road & Rail - 0.8%
Genesee & Wyoming, Inc., Class A (I)	12,800	1,145,856
Trading Companies & Distributors - 1.9%
GATX Corp. (L)	51,800	2,582,230

		38,018,532
Information Technology - 8.8%
Computers & Peripherals - 1.3%
Diebold, Inc.	65,500	1,849,720
Electronic Equipment, Instruments & Components - 3.1%
Coherent, Inc.	24,100	1,392,016
MTS Systems Corp.	33,700	1,819,800
ScanSource, Inc. (I)	35,600	1,068,356

		4,280,172
IT Services - 2.3%
Forrester Research, Inc.	52,200	1,433,412
MAXIMUS, Inc.	22,984	1,672,776

		3,106,188
Office Electronics - 1.3%
Zebra Technologies Corp., Class A (I)	39,000	1,744,080
Software - 0.8%
Websense, Inc. (I)	69,000	1,034,310

		12,014,470
Materials - 8.0%
Chemicals - 4.3%
Innospec, Inc.	43,400	1,746,850
Koppers Holdings, Inc.	30,000	1,244,400
Sensient Technologies Corp.	33,100	1,221,721
Zep, Inc.	111,500	1,668,040

		5,881,011
Containers & Packaging - 2.3%
Aptargroup, Inc.	34,300	1,850,142
Greif, Inc., Class A	24,700	1,256,489

		3,106,631
Paper & Forest Products - 1.4%
Deltic Timber Corp. (L)	26,500	1,891,835

		10,879,477

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 4.3%
Electric Utilities - 1.9%
UNS Energy Corp.	29,700	$1,396,494
Westar Energy, Inc.	39,200	1,215,984

		2,612,478
Gas Utilities - 2.4%
Atmos Energy Corp.	40,700	1,553,519
New Jersey Resources Corp.	14,100	628,296
WGL Holdings, Inc.	25,100	1,058,467

		3,240,282

		5,852,760

TOTAL COMMON STOCKS (Cost $87,130,211)		$133,489,295

SECURITIES LENDING COLLATERAL - 9.2%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	1,253,159	12,542,117

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,540,459)		$12,542,117

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
Deutsche Tri-Party Repurchase Agreement
dated 02/28/2013 at 0.200% to be
repurchased at $3,700,021 on 03/01/2013,
collateralized by $3,417,119 Government
National Mortgage Association, 5.000% due
06/15/2040 (valued at $3,774,000
including interest)	$3,700,000	$3,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,700,000)		$3,700,000

Total Investments (Small Cap Value Fund)
(Cost $103,370,670) - 109.7%		$149,731,412
Other assets and liabilities, net - (9.7%)		(13,231,788)

TOTAL NET ASSETS - 100.0%		$136,499,624

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 15.1%
Auto Components - 1.6%
Tenneco, Inc. (I)	26,391	$935,033
TRW Automotive Holdings Corp. (I)	14,539	853,294

		1,788,327
Distributors - 0.9%
Pool Corp.	23,248	1,062,899
Hotels, Restaurants & Leisure - 4.1%
Choice Hotels International, Inc.	16,249	617,949
Domino’s Pizza, Inc.	21,645	1,030,735
Jack in the Box, Inc. (I)	28,414	899,587
Life Time Fitness, Inc. (I)	19,384	816,842
Penn National Gaming, Inc. (I)	24,262	1,209,461

		4,574,574
Household Durables - 2.3%
Ethan Allen Interiors, Inc.	27,359	764,410

The accompanying notes are an integral part of the financial statements.
171

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Mohawk Industries, Inc. (I)	8,949	$948,773
The Ryland Group, Inc.	24,034	858,494

		2,571,677
Leisure Equipment & Products - 0.7%
Brunswick Corp.	23,172	844,388
Specialty Retail - 3.8%
DSW, Inc., Class A	15,030	1,017,381
Group 1 Automotive, Inc.	14,435	833,477
Monro Muffler Brake, Inc.	18,867	699,022
Tractor Supply Company	9,734	1,012,239
Vitamin Shoppe, Inc. (I)	13,668	718,253

		4,280,372
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	2,779	338,677
Steven Madden, Ltd. (I)	18,443	813,152
Under Armour, Inc., Class A (I)	14,494	714,264

		1,866,093

		16,988,330
Consumer Staples - 2.4%
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	16,577	712,811
Food Products - 1.7%
B&G Foods, Inc.	32,728	962,203
Lancaster Colony Corp.	13,262	970,381

		1,932,584

		2,645,395
Energy - 6.9%
Energy Equipment & Services - 4.0%
Atwood Oceanics, Inc. (I)	16,626	850,420
Dresser-Rand Group, Inc. (I)	15,862	978,051
Dril-Quip, Inc. (I)	12,029	989,145
Lufkin Industries, Inc.	9,738	630,828
Patterson-UTI Energy, Inc.	43,054	1,004,880

		4,453,324
Oil, Gas & Consumable Fuels - 2.9%
Berry Petroleum Company, Class A	19,515	893,202
Energen Corp.	18,092	836,574
Oasis Petroleum, Inc. (I)	27,907	1,024,187
Resolute Energy Corp. (I)	54,312	552,896

		3,306,859

		7,760,183
Financials - 9.5%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (I)	7,762	1,135,037
Greenhill & Company, Inc.	8,252	501,557
SEI Investments Company	35,178	994,482
Stifel Financial Corp. (I)	31,661	1,093,571

		3,724,647
Commercial Banks - 3.7%
East West Bancorp, Inc.	35,260	867,396
Huntington Bancshares, Inc.	95,260	669,678
PrivateBancorp, Inc.	47,313	847,376
Prosperity Bancshares, Inc.	18,169	838,318
SVB Financial Group (I)	13,352	895,385

		4,118,153

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 1.8%
Brown & Brown, Inc.	34,389	$1,031,670
HCC Insurance Holdings, Inc.	23,779	951,160

		1,982,830
Real Estate Investment Trusts - 0.7%
Colonial Properties Trust	38,200	823,592

		10,649,222
Health Care - 17.4%
Biotechnology - 5.1%
Acorda Therapeutics, Inc. (I)	18,479	549,750
Amarin Corp. PLC, ADR (I)	56,382	456,130
BioMarin Pharmaceutical, Inc. (I)	15,265	884,912
Incyte Corp. (I)	51,300	1,138,860
Myriad Genetics, Inc. (I)	34,100	866,822
Seattle Genetics, Inc. (I)	33,943	955,156
United Therapeutics Corp. (I)	15,500	927,055

		5,778,685
Health Care Equipment & Supplies - 4.6%
Insulet Corp. (I)	26,059	588,152
Masimo Corp.	28,923	574,122
Meridian Bioscience, Inc.	24,150	511,980
NuVasive, Inc. (I)	31,901	592,402
Sirona Dental Systems, Inc. (I)	16,176	1,148,820
STERIS Corp.	23,819	928,941
Thoratec Corp. (I)	23,789	837,611

		5,182,028
Health Care Providers & Services - 4.5%
Centene Corp. (I)	25,881	1,165,163
Chemed Corp.	14,006	1,081,123
Health Management
Associates, Inc., Class A (I)	70,067	770,036
HMS Holdings Corp. (I)	21,796	631,866
MEDNAX, Inc. (I)	10,061	861,423
VCA Antech, Inc. (I)	22,366	491,157

		5,000,768
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (I)	33,983	1,178,870
PerkinElmer, Inc.	23,777	812,460
Techne Corp.	8,559	581,926

		2,573,256
Pharmaceuticals - 0.9%
Salix Pharmaceuticals, Ltd. (I)	20,344	993,804

		19,528,541
Industrials - 16.3%
Aerospace & Defense - 1.8%
Hexcel Corp. (I)	34,365	936,446
TransDigm Group, Inc.	7,838	1,115,661

		2,052,107
Air Freight & Logistics - 1.7%
Forward Air Corp.	23,830	898,868
Hub Group, Inc., Class A (I)	24,974	942,269

		1,841,137
Building Products - 1.1%
AO Smith Corp.	17,370	1,242,476
Commercial Services & Supplies - 2.0%
Corrections Corp. of America	31,278	1,199,511

The accompanying notes are an integral part of the financial statements.
172

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Tetra Tech, Inc. (I)	34,795	$1,004,184

		2,203,695
Construction & Engineering - 0.9%
MasTec, Inc. (I)	31,938	961,014
Electrical Equipment - 1.7%
Acuity Brands, Inc.	13,190	898,635
Regal-Beloit Corp.	13,079	1,010,745

		1,909,380
Machinery - 4.5%
Crane Company	16,340	878,765
Lincoln Electric Holdings, Inc.	20,469	1,147,287
Lindsay Corp.	12,053	1,029,929
WABCO Holdings, Inc. (I)	13,178	905,592
Wabtec Corp.	11,492	1,123,803

		5,085,376
Marine - 0.9%
Kirby Corp. (I)	13,742	1,044,117
Trading Companies & Distributors - 1.7%
Watsco, Inc.	11,761	915,829
WESCO International, Inc. (I)	13,644	1,008,292

		1,924,121

		18,263,423
Information Technology - 26.4%
Communications Equipment - 1.8%
Arris Group, Inc. (I)	51,041	885,561
Finisar Corp. (I)	31,487	461,285
NETGEAR, Inc. (I)	21,134	719,613

		2,066,459
Electronic Equipment, Instruments & Components - 3.4%
Cognex Corp.	18,980	781,786
IPG Photonics Corp.	6,411	380,108
Littelfuse, Inc.	14,545	962,443
National Instruments Corp.	29,147	876,742
SYNNEX Corp. (I)	20,925	797,870

		3,798,949
Internet Software & Services - 3.4%
CoStar Group, Inc. (I)	16,132	1,625,138
Dealertrack Technologies, Inc. (I)	26,632	785,378
ValueClick, Inc. (I)	52,775	1,407,509

		3,818,025
IT Services - 1.2%
Alliance Data Systems Corp. (I)	8,460	1,342,517
Semiconductors & Semiconductor Equipment - 5.7%
Cymer, Inc. (I)	14,508	1,434,551
Microsemi Corp. (I)	37,710	777,957
MKS Instruments, Inc.	25,378	688,759
Power Integrations, Inc.	22,275	931,318
Semtech Corp. (I)	28,725	878,123
Silicon Laboratories, Inc. (I)	19,441	807,190
Teradyne, Inc. (I)	48,719	816,530

		6,334,428
Software - 10.9%
ANSYS, Inc. (I)	13,377	1,013,977
Aspen Technology, Inc. (I)	50,329	1,548,120
Cadence Design Systems, Inc. (I)	64,600	914,736
CommVault Systems, Inc. (I)	13,476	996,550

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Informatica Corp. (I)	24,826	$869,158
Interactive Intelligence Group (I)	19,383	806,527
Manhattan Associates, Inc. (I)	22,307	1,558,367
Mentor Graphics Corp.	49,127	870,039
MICROS Systems, Inc. (I)	20,371	871,879
MicroStrategy, Inc., Class A (I)	6,122	623,709
PTC, Inc. (I)	28,521	659,976
SolarWinds, Inc. (I)	26,265	1,482,922

		12,215,960

		29,576,338
Materials - 3.6%
Chemicals - 1.9%
Intrepid Potash, Inc.	20,208	398,300
Olin Corp.	37,460	867,574
Rockwood Holdings, Inc.	14,056	879,906

		2,145,780
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	8,810	855,715
Metals & Mining - 0.9%
Allied Nevada Gold Corp. (I)	7,792	142,594
Carpenter Technology Corp.	15,653	739,291
Detour Gold Corp. (I)	9,217	180,005

		1,061,890

		4,063,385
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	19,168	1,363,228
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	10,956	926,001

TOTAL COMMON STOCKS (Cost $75,775,254)		$111,764,046

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	1,481,689	1,481,689

TOTAL SHORT-TERM INVESTMENTS (Cost $1,481,689)		$1,481,689

Total Investments (Small Company Growth Fund)
(Cost $77,256,943) - 100.9%		$113,245,735
Other assets and liabilities, net - (0.9%)		(1,002,606)

TOTAL NET ASSETS - 100.0%		$112,243,129

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.6%
Consumer Discretionary - 13.9%
Auto Components - 1.3%
Drew Industries, Inc.	98,200	$3,572,516
Modine Manufacturing Company (I)	126,100	1,039,064

		4,611,580

The accompanying notes are an integral part of the financial statements.
173

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.7%
Winnebago Industries, Inc. (I)(L)	122,600	$2,375,988
Distributors - 1.1%
Pool Corp.	80,300	3,671,316
Diversified Consumer Services - 1.4%
Ascent Capital Group, Inc., Class A (I)	34,600	2,373,214
Matthews International Corp., Class A (L)	80,200	2,646,600

		5,019,814
Hotels, Restaurants & Leisure - 0.7%
Orient-Express Hotels, Ltd., Class A (I)	171,800	1,774,694
Red Robin Gourmet Burgers, Inc. (I)	19,500	836,160

		2,610,854
Household Durables - 2.3%
CSS Industries, Inc.	64,100	1,539,041
Ethan Allen Interiors, Inc. (L)	38,400	1,072,896
M/I Homes, Inc. (I)(L)	55,000	1,259,500
Meritage Homes Corp. (I)	89,400	3,619,806
Stanley Furniture Company, Inc. (I)	69,600	322,944

		7,814,187
Leisure Equipment & Products - 0.5%
Brunswick Corp. (L)	44,200	1,610,648
Media - 0.6%
Saga Communications, Inc., Class A	48,400	2,124,760
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	92,500	1,255,225
Specialty Retail - 4.0%
Aaron’s, Inc.	244,400	6,669,676
Haverty Furniture Companies, Inc.	113,900	2,090,065
MarineMax, Inc. (I)(L)	101,200	1,310,540
Stein Mart, Inc.	179,600	1,528,396
The Men’s Wearhouse, Inc. (L)	77,800	2,187,736

		13,786,413
Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	70,700	1,110,697
Fifth & Pacific Companies, Inc. (I)	71,100	1,286,199
True Religion Apparel, Inc.	24,900	664,581

		3,061,477

		47,942,262
Consumer Staples - 0.6%
Food & Staples Retailing - 0.3%
Nash Finch Company	56,100	1,075,437
Tobacco - 0.3%
Alliance One International, Inc. (I)(L)	222,600	830,298

		1,905,735
Energy - 5.0%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	34,400	1,759,560
C&J Energy Services, Inc. (I)	48,800	1,180,960
CARBO Ceramics, Inc. (L)	22,000	1,997,600
Hercules Offshore, Inc. (I)	118,200	801,396
TETRA Technologies, Inc. (I)	157,000	1,449,110

		7,188,626
Oil, Gas & Consumable Fuels - 2.9%
Cloud Peak Energy, Inc. (I)	79,900	1,369,486
Northern Oil and Gas, Inc. (I)(L)	128,500	1,761,735
Oasis Petroleum, Inc. (I)(L)	92,400	3,391,080
PDC Energy, Inc. (I)(L)	33,300	1,553,112

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Swift Energy Company (I)(L)	98,400	$1,330,368
Teekay Tankers, Ltd., Class A (L)	220,500	546,840

		9,952,621

		17,141,247
Financials - 22.7%
Capital Markets - 3.5%
Ares Capital Corp.	225,600	4,176,984
Hercules Technology Growth Capital, Inc.	161,500	2,023,595
JMP Group, Inc.	74,400	442,680
KCAP Financial, Inc. (L)	132,100	1,342,136
Piper Jaffray Companies (I)(L)	28,200	1,087,674
Safeguard Scientifics, Inc. (I)(L)	61,700	934,138
Stifel Financial Corp. (I)(L)	64,200	2,217,468

		12,224,675
Commercial Banks - 5.8%
Columbia Banking System, Inc. (L)	54,200	1,084,000
East West Bancorp, Inc.	105,900	2,605,140
Glacier Bancorp, Inc. (L)	142,800	2,490,432
Home BancShares, Inc. (L)	93,000	3,148,050
Signature Bank (I)(L)	38,300	2,844,541
SVB Financial Group (I)	75,100	5,036,206
Wintrust Financial Corp. (L)	77,200	2,817,800

		20,026,169
Diversified Financial Services - 0.5%
Compass Diversified Holdings	110,400	1,711,200
Insurance - 5.2%
Alterra Capital Holdings, Ltd.	55,400	1,697,456
Assured Guaranty, Ltd.	83,102	1,551,514
Employers Holdings, Inc.	49,600	1,042,096
Markel Corp. (I)	4,500	2,175,525
Meadowbrook Insurance Group, Inc.	104,200	732,526
National Interstate Corp.	96,700	3,218,176
ProAssurance Corp.	160,800	7,539,912

		17,957,205
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust	58,100	1,564,052
CBL & Associates Properties, Inc. (L)	185,900	4,227,366
Cedar Realty Trust, Inc.	167,300	960,302
First Potomac Realty Trust	127,300	1,798,749
Hatteras Financial Corp.	47,200	1,259,768
Kilroy Realty Corp.	84,600	4,463,496
LaSalle Hotel Properties	103,600	2,630,404
Potlatch Corp.	62,200	2,737,422
PS Business Parks, Inc.	7,600	562,324
Redwood Trust, Inc. (L)	135,800	2,751,308
Saul Centers, Inc.	26,800	1,172,768
Washington Real Estate Investment Trust (L)	55,500	1,536,795

		25,664,754
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc. (L)	117,600	1,036,056

		78,620,059
Health Care - 3.8%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	85,600	1,090,544
Health Care Equipment & Supplies - 2.1%
Analogic Corp.	25,500	1,891,845
Quidel Corp. (I)(L)	76,400	1,808,388

The accompanying notes are an integral part of the financial statements.
174

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	59,400	$3,588,948

		7,289,181
Health Care Providers & Services - 1.4%
Landauer, Inc. (L)	25,200	1,479,492
National Healthcare Corp.	45,300	2,100,561
Triple-S Management Corp., Class B (I)(L)	68,230	1,225,411

		4,805,464

		13,185,189
Industrials - 25.9%
Aerospace & Defense - 0.2%
Kratos Defense &
Security Solutions, Inc. (I)(L)	158,600	670,878
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	57,000	2,150,610
Airlines - 1.6%
Alaska Air Group, Inc. (I)	107,700	5,551,935
Building Products - 1.7%
Gibraltar Industries, Inc. (I)	129,000	2,212,350
Quanex Building Products Corp.	74,400	1,481,304
Universal Forest Products, Inc. (L)	53,000	2,150,740

		5,844,394
Commercial Services & Supplies - 3.4%
G&K Services, Inc., Class A	66,600	2,775,222
McGrath RentCorp. (L)	125,200	3,692,148
Mine Safety Appliances Company	46,800	2,192,580
Waste Connections, Inc. (L)	95,200	3,256,792

		11,916,742
Construction & Engineering - 1.1%
Aegion Corp. (I)	112,700	2,708,181
Comfort Systems USA, Inc. (L)	97,800	1,220,544

		3,928,725
Electrical Equipment - 1.6%
Belden, Inc.	73,100	3,681,316
Franklin Electric Company, Inc.	28,000	1,821,960

		5,503,276
Machinery - 5.1%
Astec Industries, Inc. (L)	39,900	1,420,839
Cascade Corp. (L)	30,200	1,940,350
CIRCOR International, Inc.	46,000	1,917,280
IDEX Corp. (L)	74,500	3,794,285
Nordson Corp.	75,400	4,780,360
Proto Labs, Inc. (I)	18,600	864,714
Woodward, Inc.	83,100	3,110,433

		17,828,261
Marine - 2.0%
Kirby Corp. (I)(L)	89,500	6,800,210
Professional Services - 1.6%
FTI Consulting, Inc. (I)	28,800	1,000,512
Navigant Consulting Company (I)	132,100	1,681,633
On Assignment, Inc. (I)	108,600	2,373,996
The Dolan Company (I)	114,200	332,322

		5,388,463
Road & Rail - 4.5%
Genesee & Wyoming, Inc., Class A (I)(L)	90,500	8,101,560
Landstar System, Inc.	130,700	7,357,103

		15,458,663

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. (I)(L)	178,600	$6,590,340
Kaman Corp. (L)	57,300	1,999,770

		8,590,110

		89,632,267
Information Technology - 9.2%
Communications Equipment - 1.2%
Ixia (I)(L)	157,500	3,194,100
Sonus Networks, Inc. (I)	375,200	919,240

		4,113,340
Computers & Peripherals - 0.2%
Xyratex, Ltd. (L)	72,000	664,560
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp. (L)	27,900	1,149,201
Electro Rent Corp.	152,900	2,473,922
Electro Scientific Industries, Inc.	104,200	1,147,242
Littelfuse, Inc. (L)	52,100	3,447,457
Methode Electronics, Inc.	57,600	755,136
Newport Corp. (I)	89,000	1,455,150
SYNNEX Corp. (I)(L)	68,900	2,627,157

		13,055,265
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (I)	118,600	2,139,544
ATMI, Inc. (I)	55,000	1,204,500
Brooks Automation, Inc. (L)	109,200	1,104,012
Cabot Microelectronics Corp. (L)	45,800	1,564,986
Cymer, Inc. (I)	5,300	524,064
Entegris, Inc. (I)	41,200	391,812
Teradyne, Inc. (I)(L)	139,200	2,332,992

		9,261,910
Software - 1.4%
Accelrys, Inc. (I)	79,900	755,854
Progress Software Corp. (I)	123,300	2,776,716
Websense, Inc. (I)	86,200	1,292,138

		4,824,708

		31,919,783
Materials - 10.7%
Chemicals - 2.8%
American Vanguard Corp.	90,400	2,805,112
Innospec, Inc.	116,500	4,689,125
Minerals Technologies, Inc.	53,300	2,144,792

		9,639,029
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	21,000	1,219,050
Containers & Packaging - 2.0%
Aptargroup, Inc.	86,200	4,649,628
Myers Industries, Inc.	143,000	2,104,960

		6,754,588
Metals & Mining - 3.4%
AMCOL International Corp. (L)	58,300	1,704,692
Carpenter Technology Corp.	61,100	2,885,753
Franco-Nevada Corp.	54,200	2,621,572
North American Palladium, Ltd. (I)(L)	537,900	796,092
Royal Gold, Inc.	39,800	2,608,492
Schnitzer Steel Industries, Inc., Class A (L)	39,500	1,130,095

		11,746,696

The accompanying notes are an integral part of the financial statements.
175

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 2.2%
Clearwater Paper Corp. (I)	65,200	$3,155,028
Deltic Timber Corp.	43,300	3,091,187
Wausau Paper Corp. (L)	140,800	1,389,696

		7,635,911

		36,995,274
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	163,000	1,739,210
Utilities - 4.3%
Electric Utilities - 2.5%
Cleco Corp.	84,900	3,761,070
El Paso Electric Company	85,900	2,864,765
PNM Resources, Inc.	62,800	1,410,488
UNS Energy Corp.	9,800	460,796

		8,497,119
Gas Utilities - 0.8%
Southwest Gas Corp.	58,400	2,645,520
Multi-Utilities - 1.0%
Black Hills Corp. (L)	39,900	1,659,441
NorthWestern Corp.	51,100	1,991,878

		3,651,319

		14,793,958

TOTAL COMMON STOCKS (Cost $197,953,689)		$333,874,984

PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Commercial Banks - 0.9%
East West Bancorp., Inc., Series A, 8.000%	1,814	2,938,952

TOTAL PREFERRED SECURITIES (Cost $1,786,750)		$2,938,952

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund (L)	13,700	1,107,919

TOTAL INVESTMENT COMPANIES (Cost $973,730)		$1,107,919

SECURITIES LENDING COLLATERAL - 18.8%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	6,510,466	65,159,351

TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,123,886)		$65,159,351

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0205% (Y)	500,000	500,000
T. Rowe Price Reserve Investment
Fund, 0.0995% (Y)	8,983,178	8,983,178

		9,483,178

TOTAL SHORT-TERM INVESTMENTS (Cost $9,483,178)		$9,483,178

Total Investments (Small Company Value Fund)
(Cost $275,321,233) - 119.3%		$412,564,384
Other assets and liabilities, net - (19.3%)		(66,782,634)

TOTAL NET ASSETS - 100.0%		$345,781,750

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 13.5%
Auto Components - 0.3%
American Axle &
Manufacturing Holdings, Inc. (I)	1,105	$13,978
Dorman Products, Inc.	696	24,332
Drew Industries, Inc.	171	6,221
Fuel Systems Solutions, Inc. (I)	357	4,959
Gentherm, Inc. (I)	710	10,934
Modine Manufacturing Company (I)	661	5,447
Tenneco, Inc. (I)	7,219	255,769

		321,640
Automobiles - 1.2%
Harley-Davidson, Inc.	23,780	1,251,541
Tesla Motors, Inc. (I)	1,496	52,106
Thor Industries, Inc.	1,076	40,447
Winnebago Industries, Inc. (I)	680	13,178

		1,357,272
Distributors - 0.4%
Pool Corp.	8,367	382,539
Diversified Consumer Services - 1.7%
American Public Education, Inc. (I)	432	16,839
Ascent Capital Group, Inc., Class A (I)	186	12,758
Capella Education Company (I)	288	9,118
Career Education Corp. (I)	854	2,733
Coinstar, Inc. (I)	6,845	350,396
Grand Canyon Education, Inc. (I)	17,503	419,197
ITT Educational Services, Inc. (I)	419	5,774
K12, Inc. (I)	44,840	934,914
Matthews International Corp., Class A	658	21,714
Sotheby’s	1,620	61,933
Strayer Education, Inc.	100	4,909

		1,840,285
Hotels, Restaurants & Leisure - 1.2%
AFC Enterprises, Inc. (I)	9,164	274,920
Ameristar Casinos, Inc.	391	10,244
Bally Technologies, Inc. (I)	981	46,843
Biglari Holdings, Inc. (I)	12	4,493
BJ’s Restaurants, Inc. (I)	603	18,566
Boyd Gaming Corp. (I)	878	5,768
Bravo Brio Restaurant Group, Inc. (I)	454	6,846
Buffalo Wild Wings, Inc. (I)	444	34,938
Caesars Entertainment Corp. (I)	584	7,300
CEC Entertainment, Inc.	214	6,474
Choice Hotels International, Inc.	244	9,279
Denny’s Corp. (I)	2,241	12,684
DineEquity, Inc. (I)	374	26,139
Domino’s Pizza, Inc.	1,289	61,382
Ignite Restaurant Group, Inc. (I)	155	2,176
Interval Leisure Group, Inc.	952	19,868
Jack in the Box, Inc. (I)	974	30,837
Krispy Kreme Doughnuts, Inc. (I)	1,242	16,394
Life Time Fitness, Inc. (I)	990	41,719
Marriott Vacations Worldwide Corp. (I)	454	18,732
Orient-Express Hotels, Ltd., Class A (I)	2,336	24,131
Papa John’s International, Inc. (I)	442	22,988
Penn National Gaming, Inc. (I)	1,558	77,666
Pinnacle Entertainment, Inc. (I)	1,408	19,712
Red Robin Gourmet Burgers, Inc. (I)	160	6,861
Scientific Games Corp., Class A (I)	1,220	10,980
SHFL Entertainment, Inc. (I)	1,338	21,221
Six Flags Entertainment Corp.	5,568	371,998
Sonic Corp. (I)	1,247	14,079

The accompanying notes are an integral part of the financial statements.
176

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	1,519	$29,377
The Cheesecake Factory, Inc.	1,219	42,226
Vail Resorts, Inc.	854	47,175

		1,344,016
Household Durables - 0.2%
Beazer Homes USA, Inc. (I)	383	5,963
Blyth, Inc.	154	2,201
Cavco Industries, Inc. (I)	150	6,767
Ethan Allen Interiors, Inc.	620	17,323
Hovnanian Enterprises, Inc., Class A (I)	1,645	9,623
iRobot Corp. (I)	630	13,507
KB Home	1,157	21,624
La-Z-Boy, Inc.	1,253	22,955
Libbey, Inc. (I)	475	8,716
M/I Homes, Inc. (I)	512	11,725
Meritage Homes Corp. (I)	525	21,257
NACCO Industries, Inc., Class A	42	2,440
Sealy Corp. (I)	958	2,088
Skullcandy, Inc. (I)	358	2,184
Standard Pacific Corp. (I)	3,039	24,737
The Ryland Group, Inc.	1,079	38,542
Zagg, Inc. (I)	250	1,833

		213,485
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (I)	299	10,145
Groupon, Inc. (I)	7,026	31,828
HomeAway, Inc. (I)	794	23,423
HSN, Inc.	3,436	183,826
Liberty Ventures, Series A (I)	836	60,359
Orbitz Worldwide, Inc. (I)	614	2,616
Overstock.com, Inc. (I)	387	4,497
Shutterfly, Inc. (I)	5,973	258,511
Vitacost.com, Inc. (I)	557	4,116

		579,321
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (I)	8,697	315,962
Brunswick Corp.	2,140	77,982
LeapFrog Enterprises, Inc. (I)	1,406	12,049
Smith & Wesson Holding Corp. (I)	1,565	14,946
Sturm Ruger & Company, Inc.	458	25,011

		445,950
Media - 1.4%
AMC Networks, Inc., Class A (I)	1,289	73,989
Arbitron, Inc.	625	29,275
Clear Channel Outdoor
Holdings, Inc., Class A (I)	484	3,678
Cumulus Media, Inc., Class A (I)	1,490	4,872
Fisher Communications, Inc.	49	1,802
IMAX Corp. (I)	43,100	1,107,670
Lions Gate Entertainment Corp. (I)	1,746	36,614
Live Nation Entertainment, Inc. (I)	3,420	36,218
Martha Stewart Living
Omnimedia, Inc., Class A (I)	422	1,085
Morningstar, Inc.	563	38,611
Pandora Media, Inc. (I)	1,413	17,239
ReachLocal, Inc. (I)	210	2,631
Starz - Liberty Capital (I)	1,619	30,049
The Madison Square Garden, Inc., Class A (I)	1,409	78,791
The New York Times Company, Class A (I)	1,588	15,356

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Valassis Communications, Inc.	331	$9,099

		1,486,979
Multiline Retail - 0.1%
Big Lots, Inc. (I)	1,424	47,419
Dillard’s, Inc., Class A	672	53,545
Gordmans Stores, Inc. (I)	207	2,755
Saks, Inc. (I)	888	10,123

		113,842
Specialty Retail - 3.9%
Aaron’s, Inc.	1,717	46,857
Aeropostale, Inc. (I)	1,942	25,285
Americas Car-Mart, Inc. (I)	195	9,313
ANN, Inc. (I)	1,156	32,703
Asbury Automotive Group, Inc. (I)	678	22,889
Ascena Retail Group, Inc. (I)	13,296	223,240
Barnes & Noble, Inc. (I)	717	11,286
Body Central Corp. (I)	362	2,791
Cabela’s, Inc. (I)	1,088	55,042
Chico’s FAS, Inc.	23,618	401,034
Citi Trends, Inc. (I)	356	3,663
Coldwater Creek, Inc. (I)	239	858
Conn’s, Inc. (I)	652	20,890
Destination Maternity Corp.	138	3,090
Destination XL Group, Inc. (I)	28,250	128,255
DSW, Inc., Class A	797	53,949
Express, Inc. (I)	1,763	32,616
Francesca’s Holdings Corp. (I)(L)	11,518	293,133
Genesco, Inc. (I)	581	34,093
GNC Holdings, Inc., Class A	2,374	97,334
Haverty Furniture Companies, Inc.	459	8,423
Hibbett Sports, Inc. (I)	625	33,025
Hot Topic, Inc.	621	6,707
Jos A. Bank Clothiers, Inc. (I)	668	27,722
Kirkland’s, Inc. (I)	347	4,039
Lithia Motors, Inc., Class A	272	11,179
Lumber Liquidators Holdings, Inc. (I)	551	32,614
Mattress Firm Holding Corp. (I)	323	8,996
Monro Muffler Brake, Inc.	710	26,306
New York & Company, Inc. (I)	589	2,539
Office Depot, Inc. (I)	6,817	27,473
Penske Automotive Group, Inc.	1,079	32,111
Pier 1 Imports, Inc.	21,096	474,027
rue21, Inc. (I)	24,230	654,210
Select Comfort Corp. (I)	35,872	736,452
Shoe Carnival, Inc.	343	6,664
Stage Stores, Inc.	13,912	343,487
The Buckle, Inc.	688	30,829
The Children’s Place Retail Stores, Inc. (I)	369	16,775
The Pep Boys - Manny, Moe & Jack (I)	628	6,990
The Wet Seal, Inc., Class A (I)	2,035	5,983
Vitamin Shoppe, Inc. (I)	5,488	288,394
Zumiez, Inc. (I)	562	12,870

		4,296,136
Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc. (I)	1,199	67,636
Columbia Sportswear Company	325	18,047
Crocs, Inc. (I)	2,174	32,958
Deckers Outdoor Corp. (I)	843	34,007
Fifth & Pacific Companies, Inc. (I)	2,705	48,933
G-III Apparel Group, Ltd. (I)	408	14,892
Hanesbrands, Inc. (I)	1,521	60,292

The accompanying notes are an integral part of the financial statements.
177

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Maidenform Brands, Inc. (I)	563	$10,804
Movado Group, Inc.	223	8,037
Oxford Industries, Inc.	167	8,118
Quiksilver, Inc. (I)	1,388	8,675
Skechers U.S.A., Inc., Class A (I)	937	19,583
Steven Madden, Ltd. (I)	21,038	927,565
True Religion Apparel, Inc.	586	15,640
Tumi Holdings, Inc. (I)	892	21,087
Unifi, Inc. (I)	239	3,743
Vera Bradley, Inc. (I)	43,564	1,097,813

		2,397,830

		14,779,295
Consumer Staples - 2.3%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	77	5,038
National Beverage Corp.	275	3,680
The Boston Beer Company, Inc., Class A (I)	210	32,640

		41,358
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	6,796	384,586
Pricesmart, Inc.	469	34,776
Rite Aid Corp. (I)	16,206	26,578
Susser Holdings Corp. (I)	3,863	171,054
The Chefs’ Warehouse, Inc. (I)	274	4,932
The Fresh Market, Inc. (I)	920	42,890
United Natural Foods, Inc. (I)	1,175	59,479

		724,295
Food Products - 0.6%
Annie’s, Inc. (I)	246	10,322
Boulder Brands, Inc. (I)	1,422	12,115
Calavo Growers, Inc.	281	7,910
Chiquita Brands International, Inc. (I)	363	2,254
Darling International, Inc. (I)	10,565	176,330
Dean Foods Company (I)	4,428	73,505
J&J Snack Foods Corp.	4,259	294,808
Sanderson Farms, Inc.	163	8,269
The Hain Celestial Group, Inc. (I)	936	51,246
TreeHouse Foods, Inc. (I)	865	50,507

		687,266
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	7,535	407,568
Personal Products - 0.6%
Elizabeth Arden, Inc. (I)	638	24,818
Inter Parfums, Inc.	14,242	356,905
Medifast, Inc. (I)	315	7,302
Nature’s Sunshine Products, Inc.	226	3,268
Nu Skin Enterprises, Inc., Class A	5,033	207,360
Prestige Brands Holdings, Inc. (I)	604	14,369
Revlon, Inc., Class A (I)	291	6,562
USANA Health Sciences, Inc. (I)	172	7,618

		628,202
Tobacco - 0.0%
Star Scientific, Inc. (I)	2,774	4,910

		2,493,599
Energy - 6.4%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (I)	1,408	72,019
Basic Energy Services, Inc. (I)	21,780	318,641

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
C&J Energy Services, Inc. (I)	657	$15,899
CARBO Ceramics, Inc.	497	45,128
Dril-Quip, Inc. (I)	822	67,593
Forum Energy Technologies, Inc. (I)	932	24,866
Geospace Technologies Corp. (I)	2,572	250,307
Gulfmark Offshore, Inc., Class A	7,860	280,759
Heckmann Corp. (I)	3,609	12,848
Helix Energy Solutions Group, Inc. (I)	7,011	164,128
Hornbeck Offshore Services, Inc. (I)	804	34,170
ION Geophysical Corp. (I)	1,044	6,932
Lufkin Industries, Inc.	804	52,083
Matrix Service Company (I)	625	9,725
RigNet, Inc. (I)	165	3,237
RPC, Inc.	1,024	16,568
Vantage Drilling Company (I)	2,764	4,505

		1,379,408
Oil, Gas & Consumable Fuels - 5.2%
Abraxas Petroleum Corp. (I)	1,975	4,049
Alon USA Energy, Inc.	154	3,001
Amyris, Inc. (I)	805	2,359
Apco Oil and Gas International, Inc.	218	2,899
Approach Resources, Inc. (I)	829	20,518
Berry Petroleum Company, Class A	1,127	51,583
Bill Barrett Corp. (I)	1,151	20,776
Bonanza Creek Energy, Inc. (I)	29,600	1,001,368
BPZ Resources, Inc. (I)	2,208	5,432
Carrizo Oil & Gas, Inc. (I)	61,610	1,447,219
Cheniere Energy, Inc. (I)	4,538	96,659
Clayton Williams Energy, Inc. (I)	145	5,757
Clean Energy Fuels Corp. (I)	1,674	21,059
Cloud Peak Energy, Inc. (I)	512	8,776
Contango Oil & Gas Company	309	11,977
CVR Energy, Inc.	270	15,169
Enbridge Energy Management LLC (I)	426	11,645
Energy XXI Bermuda, Ltd.	1,612	47,925
FX Energy, Inc. (I)	1,193	4,211
Goodrich Petroleum Corp. (I)	649	8,366
Gran Tierra Energy, Inc. (I)	6,733	40,398
Green Plains Renewable Energy, Inc. (I)	603	5,710
Gulfport Energy Corp. (I)	1,821	74,570
Halcon Resources Corp. (I)	39,145	277,930
Hyperdynamics Corp. (I)	2,583	1,343
InterOil Corp. (I)	18,530	1,292,838
James River Coal Company (I)	529	1,402
KiOR, Inc., Class A (I)	246	1,355
Kodiak Oil & Gas Corp. (I)	34,641	308,305
Magnum Hunter Resources Corp. (I)	3,860	14,938
Matador Resources Company (I)	536	4,186
McMoRan Exploration Company (I)	2,515	40,466
Northern Oil and Gas, Inc. (I)	1,441	19,756
Oasis Petroleum, Inc. (I)	1,785	65,510
PDC Energy, Inc. (I)	723	33,721
Petroquest Energy, Inc. (I)	1,387	5,326
Quicksilver Resources, Inc. (I)	2,319	4,313
Rentech, Inc.	5,278	14,409
Resolute Energy Corp. (I)	417	4,245
Rex Energy Corp. (I)	21,638	291,680
Rosetta Resources, Inc. (I)	5,176	251,968
Sanchez Energy Corp. (I)	280	5,183
SemGroup Corp., Class A (I)	901	41,527
Solazyme, Inc. (I)	727	6,347
Targa Resources Corp.	249	15,189
Transatlantic Petroleum, Ltd. (I)	3,490	3,420

The accompanying notes are an integral part of the financial statements.
178

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Triangle Petroleum Corp. (I)	1,059	$6,640
Uranium Energy Corp. (I)	1,955	4,516
Vaalco Energy, Inc. (I)	468	3,795
World Fuel Services Corp.	862	32,782
ZaZa Energy Corp. (I)	612	973

		5,665,489

		7,044,897
Financials - 6.5%
Capital Markets - 0.3%
Duff & Phelps Corp., Class A	321	4,988
Epoch Holding Corp.	396	11,068
Evercore Partners, Inc., Class A	220	8,954
Financial Engines, Inc. (I)	962	31,438
GAMCO Investors, Inc., Class A	52	2,782
Greenhill & Company, Inc.	644	39,142
HFF, Inc., Class A	797	14,633
ICG Group, Inc. (I)	880	11,466
Ladenburg Thalmann
Financial Services, Inc. (I)	2,614	3,398
Oppenheimer Holdings, Inc., Class A	92	1,739
Pzena Investment Management, Inc., Class A	255	1,604
Safeguard Scientifics, Inc. (I)	494	7,489
Virtus Investment Partners, Inc. (I)	150	25,202
Waddell & Reed Financial, Inc., Class A	2,043	83,804
WisdomTree Investments, Inc. (I)	2,093	19,046

		266,753
Commercial Banks - 1.7%
BBCN Bancorp, Inc.	1,771	21,925
Boston Private Financial Holdings, Inc.	21,960	200,495
Cardinal Financial Corp.	664	10,578
First Connecticut Bancorp, Inc.	277	3,964
First Horizon National Corp.	5,904	62,760
FNB United Corp. (I)	261	2,652
Hampton Roads Bankshares, Inc. (I)	327	432
Home BancShares, Inc.	535	18,110
Iberiabank Corp.	6,192	310,838
Investors Bancorp, Inc.	1,070	18,907
Pinnacle Financial Partners, Inc. (I)	14,680	318,703
Popular, Inc. (I)	24,800	692,416
Signature Bank (I)	1,103	81,920
Sun Bancorp, Inc. (I)	387	1,393
SVB Financial Group (I)	372	24,946
Taylor Capital Group, Inc. (I)	311	5,141
Texas Capital Bancshares, Inc. (I)	970	40,992

		1,816,172
Consumer Finance - 0.4%
Credit Acceptance Corp. (I)	293	32,385
DFC Global Corp. (I)	343	6,407
Encore Capital Group, Inc. (I)	269	7,949
Ezcorp, Inc., Class A (I)	384	7,941
First Cash Financial Services, Inc. (I)	5,952	314,920
Netspend Holdings, Inc. (I)	750	11,888
Portfolio Recovery Associates, Inc. (I)	404	47,238
World Acceptance Corp. (I)	146	11,490

		440,218
Diversified Financial Services - 0.0%
MarketAxess Holdings, Inc.	892	34,842
NewStar Financial, Inc. (I)	591	7,996

		42,838

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 2.1%
Amtrust Financial Services, Inc.	360	$11,970
Citizens, Inc. (I)	939	8,629
eHealth, Inc. (I)	460	7,144
Employers Holdings, Inc.	697	14,644
Endurance Specialty Holdings, Ltd.	24,060	1,059,602
Greenlight Capital Re, Ltd., Class A (I)	363	8,705
Hilltop Holdings, Inc. (I)	1,010	12,968
Horace Mann Educators Corp.	17,660	361,324
Platinum Underwriters Holdings, Ltd.	7,690	406,647
ProAssurance Corp.	8,440	395,752
Stewart Information Services Corp.	157	3,635

		2,291,020
Real Estate Investment Trusts - 1.4%
Alexander’s, Inc.	49	15,901
American Assets Trust, Inc.	805	24,335
Apartment Investment & Management
Company, Class A	1,218	36,077
Campus Crest Communities, Inc.	24,249	304,082
Coresite Realty Corp.	505	16,362
Cousins Properties, Inc.	780	7,582
CubeSmart	21,748	320,566
DuPont Fabros Technology, Inc.	1,513	35,041
Education Realty Trust, Inc.	36,841	401,935
Equity Lifestyle Properties, Inc.	612	45,098
Extra Space Storage, Inc.	1,243	46,538
FelCor Lodging Trust, Inc. (I)	1,834	9,207
First Industrial Realty Trust, Inc. (I)	1,452	23,043
Healthcare Trust of America, Inc.	834	9,574
Hudson Pacific Properties, Inc.	690	15,573
iStar Financial, Inc. (I)	594	5,934
Pebblebrook Hotel Trust	726	17,359
Post Properties, Inc.	455	21,722
PS Business Parks, Inc.	465	34,405
Ryman Hospitality Properties	598	26,761
Strategic Hotels & Resorts, Inc. (I)	1,953	14,218
Sunstone Hotel Investors, Inc. (I)	3,795	42,997
Tanger Factory Outlet Centers	2,245	79,226

		1,553,536
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	391	31,882
Forest City Enterprises, Inc., Class A (I)	2,885	46,275
Kennedy-Wilson Holdings, Inc.	373	5,994
Tejon Ranch Company (I)	387	11,339
The St. Joe Company (I)	1,654	36,884
Zillow, Inc., Class A (I)	433	18,602

		150,976
Thrifts & Mortgage Finance - 0.5%
Beneficial Mutual Bancorp, Inc. (I)	852	8,171
Doral Financial Corp. (I)	1,081	616
EverBank Financial Corp.	1,730	26,123
MGIC Investment Corp. (I)	2,280	6,794
Nationstar Mortgage Holdings, Inc. (I)	11,450	441,169
Radian Group, Inc.	1,597	14,070
TFS Financial Corp. (I)	2,215	23,280

		520,223

		7,081,736
Health Care - 16.8%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (I)	1,102	8,926
Acorda Therapeutics, Inc. (I)	960	28,560

The accompanying notes are an integral part of the financial statements.
179

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Aegerion Pharmaceuticals, Inc. (I)	471	$14,187
Affymax, Inc. (I)	880	2,341
Alkermes PLC (I)	2,995	65,021
Allos Therapeutics, Inc. (I)	1,987	0
Alnylam Pharmaceuticals, Inc. (I)	845	20,018
AMAG Pharmaceuticals, Inc. (I)	353	5,842
Arena Pharmaceuticals, Inc. (I)	3,375	28,316
Ariad Pharmaceuticals, Inc. (I)	4,347	91,417
Arqule, Inc. (I)	1,418	3,488
Array BioPharma, Inc. (I)	84,890	330,222
Astex Pharmaceuticals (I)	47,125	153,628
AVEO Pharmaceuticals, Inc. (I)	704	4,696
BioMimetic Therapeutics, Inc. (I)	333	3,160
Biotime, Inc. (I)	449	1,890
Cepheid, Inc. (I)	1,585	57,742
Clovis Oncology, Inc. (I)	185	3,489
Cubist Pharmaceuticals, Inc. (I)	11,119	471,779
Curis, Inc. (I)	1,882	5,063
Dendreon Corp. (I)	3,688	21,354
Dyax Corp. (I)	2,350	7,544
Dynavax Technologies Corp. (I)	111,746	227,962
Emergent Biosolutions, Inc. (I)	600	9,294
Exact Sciences Corp. (I)	1,524	16,276
Exelixis, Inc. (I)	4,387	20,005
Genomic Health, Inc. (I)	404	11,575
Geron Corp. (I)	1,565	2,285
Halozyme Therapeutics, Inc. (I)	2,289	12,498
Idenix Pharmaceuticals, Inc. (I)	1,564	6,584
Immunogen, Inc. (I)	1,307	19,827
Immunomedics, Inc. (I)	1,854	4,264
Incyte Corp. (I)	2,822	62,648
Infinity Pharmaceuticals, Inc. (I)	6,678	275,735
InterMune, Inc. (I)	1,897	16,826
Ironwood Pharmaceuticals, Inc. (I)	1,830	27,322
Isis Pharmaceuticals, Inc. (I)	1,493	21,947
Lexicon Pharmaceuticals, Inc. (I)	3,559	7,011
Ligand Pharmaceuticals, Inc., Class B (I)	432	8,873
MannKind Corp. (I)	3,818	9,774
Merrimack Pharmaceuticals, Inc. (I)	1,913	12,243
Momenta Pharmaceuticals, Inc. (I)	1,055	13,441
Myriad Genetics, Inc. (I)	13,215	335,925
Neurocrine Biosciences, Inc. (I)	1,586	16,780
NewLink Genetics Corp. (I)	417	4,908
Novavax, Inc. (I)	3,180	5,788
NPS Pharmaceuticals, Inc. (I)	2,071	16,527
Opko Health, Inc. (I)	3,563	24,727
Orexigen Therapeutics, Inc. (I)	1,660	9,894
Osiris Therapeutics, Inc. (I)	391	2,573
Progenics Pharmaceuticals, Inc. (I)	662	1,748
PROLOR Biotech, Inc. (I)	1,138	5,747
Protalix BioTherapeutics, Inc. (I)	1,563	8,940
Raptor Pharmaceutical Corp. (I)	1,236	6,143
Rigel Pharmaceuticals, Inc. (I)	2,079	13,971
Sangamo Biosciences, Inc. (I)	1,213	12,360
Savient Pharmaceuticals, Inc. (I)	1,699	1,597
Seattle Genetics, Inc. (I)	8,028	225,908
SIGA Technologies, Inc. (I)	919	3,933
Spectrum Pharmaceuticals, Inc.	1,417	16,154
Sunesis Pharmaceuticals, Inc. (I)	439	2,292
Synageva BioPharma Corp. (I)	318	15,890
Synergy Pharmaceuticals, Inc. (I)	952	5,207
Targacept, Inc. (I)	640	2,771
TESARO, Inc. (I)	227	4,508

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Theravance, Inc. (I)	1,871	$37,963
Threshold Pharmaceuticals, Inc. (I)	1,026	4,750
Trius Therapeutics, Inc. (I)	764	4,011
United Therapeutics Corp. (I)	15,063	900,918
ZIOPHARM Oncology, Inc. (I)	1,617	7,163

		3,814,169
Health Care Equipment & Supplies - 4.6%
Abaxis, Inc.	525	22,271
ABIOMED, Inc. (I)	853	13,682
Accuray, Inc. (I)	1,641	7,007
Align Technology, Inc. (I)	1,556	48,921
Antares Pharma, Inc. (I)	2,692	9,260
ArthroCare Corp. (I)	667	23,292
Atrion Corp.	38	7,457
Cantel Medical Corp.	552	17,184
Conceptus, Inc. (I)	719	16,055
Cyberonics, Inc. (I)	663	30,332
Cynosure, Inc., Class A (I)	6,050	171,397
DexCom, Inc. (I)	1,656	24,724
Endologix, Inc. (I)	1,259	18,961
Exactech, Inc. (I)	207	3,811
GenMark Diagnostics, Inc. (I)	703	7,332
Greatbatch, Inc. (I)	287	7,769
Haemonetics Corp. (I)	10,314	425,453
HeartWare International, Inc. (I)	276	23,576
Hill-Rom Holdings, Inc.	509	16,685
ICU Medical, Inc. (I)	314	17,823
Insulet Corp. (I)	1,248	28,167
Integra LifeSciences Holdings Corp. (I)	485	19,759
MAKO Surgical Corp. (I)	824	10,539
Masimo Corp.	1,300	25,805
Meridian Bioscience, Inc.	987	20,924
Merit Medical Systems, Inc. (I)	964	11,491
Natus Medical, Inc. (I)	245	3,112
Navidea Biopharmaceuticals, Inc. (I)	2,310	7,092
Neogen Corp. (I)	8,709	407,755
NuVasive, Inc. (I)	520	9,656
NxStage Medical, Inc. (I)	1,271	14,261
OraSure Technologies, Inc. (I)	1,328	7,384
Orthofix International NV (I)	462	17,214
Palomar Medical Technologies, Inc. (I)	223	2,462
PhotoMedex, Inc. (I)	314	4,632
Quidel Corp. (I)	718	16,995
RTI Biologics, Inc. (I)	1,258	4,567
Sirona Dental Systems, Inc. (I)	22,714	1,613,148
Staar Surgical Company (I)	859	4,630
SurModics, Inc. (I)	351	8,901
The Cooper Companies, Inc.	14,130	1,498,628
Thoratec Corp. (I)	8,342	293,722
Tornier BV (I)	349	6,066
Unilife Corp. (I)	1,895	4,756
Volcano Corp. (I)	1,289	27,894
West Pharmaceutical Services, Inc.	816	49,303
Wright Medical Group, Inc. (I)	854	19,856

		5,051,711
Health Care Providers & Services - 2.7%
Acadia Healthcare Company, Inc. (I)	759	20,660
Accretive Health, Inc. (I)	938	8,986
Air Methods Corp.	833	37,310
AMN Healthcare Services, Inc. (I)	504	7,106
Bio-Reference Labs, Inc. (I)	596	15,782
BioScrip, Inc. (I)	1,014	11,103

The accompanying notes are an integral part of the financial statements.
180

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc. (I)	2,344	$64,882
Capital Senior Living Corp. (I)	674	15,502
Catamaran Corp. (I)	12,418	666,971
Centene Corp. (I)	1,234	55,555
Chemed Corp.	5,661	436,973
Corvel Corp. (I)	161	7,734
Emeritus Corp. (I)	648	18,462
ExamWorks Group, Inc. (I)	737	10,436
Gentiva Health Services, Inc. (I)	232	2,441
HealthSouth Corp. (I)	17,547	423,234
Healthways, Inc. (I)	811	10,421
HMS Holdings Corp. (I)	9,697	281,116
IPC The Hospitalist Company, Inc. (I)	399	16,638
Landauer, Inc.	226	13,268
LHC Group, Inc. (I)	179	3,637
Magellan Health Services, Inc. (I)	661	34,081
MEDNAX, Inc. (I)	1,191	101,973
Molina Healthcare, Inc. (I)	724	23,103
MWI Veterinary Supply, Inc. (I)	291	36,742
Team Health Holdings, Inc. (I)	14,495	485,438
Tenet Healthcare Corp. (I)	2,545	100,044
US Physical Therapy, Inc.	284	6,992
VCA Antech, Inc. (I)	1,995	43,810
WellCare Health Plans, Inc. (I)	1,033	59,077

		3,019,477
Health Care Technology - 0.7%
athenahealth, Inc. (I)	867	81,316
Computer Programs & Systems, Inc.	252	13,139
Epocrates, Inc. (I)	452	5,311
Greenway Medical Technologies, Inc. (I)	353	5,595
HealthStream, Inc. (I)	6,033	129,046
MedAssets, Inc. (I)	19,634	362,640
Medidata Solutions, Inc. (I)	588	30,647
Merge Healthcare, Inc. (I)	1,408	3,450
Omnicell, Inc. (I)	5,856	105,525
Quality Systems, Inc.	645	11,945
Vocera Communications, Inc. (I)	344	9,071

		757,685
Life Sciences Tools & Services - 3.0%
Affymetrix, Inc. (I)	1,518	6,178
Bruker Corp. (I)	2,186	38,342
Charles River
Laboratories International, Inc. (I)	8,644	352,157
Complete Genomics, Inc. (I)	565	1,768
Covance, Inc. (I)	21,900	1,458,321
Fluidigm Corp. (I)	508	8,768
ICON PLC (I)	14,029	437,144
Illumina, Inc. (I)	16,350	819,626
Luminex Corp. (I)	894	15,091
PAREXEL International Corp. (I)	1,406	48,774
Sequenom, Inc. (I)	2,743	11,274
Techne Corp.	836	56,840

		3,254,283
Pharmaceuticals - 2.3%
Actavis, Inc. (I)	12,220	1,040,655
Akorn, Inc. (I)	1,597	22,039
Ampio Pharmaceuticals, Inc. (I)	697	2,704
Auxilium Pharmaceuticals, Inc. (I)	1,176	20,051
AVANIR Pharmaceuticals, Inc., Class A (I)	1,909	5,212
Cadence Pharmaceuticals, Inc. (I)	1,428	6,997
Corcept Therapeutics, Inc. (I)	1,002	1,633

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Depomed, Inc. (I)	34,149	$220,944
Endocyte, Inc. (I)	638	6,157
Forest Laboratories, Inc.
(German Exchange) (I)	446	259
Hi-Tech Pharmacal Company, Inc.	254	9,401
Impax Laboratories, Inc. (I)	1,551	30,756
Jazz Pharmaceuticals PLC (I)	7,460	434,023
MAP Pharmaceuticals, Inc. (I)	675	16,875
Nektar Therapeutics (I)	1,789	16,584
Obagi Medical Products, Inc. (I)	416	5,608
Optimer Pharmaceuticals, Inc. (I)	1,087	13,174
Pain Therapeutics, Inc.	885	2,593
Pozen, Inc. (I)	641	3,968
Questcor Pharmaceuticals, Inc.	1,397	45,542
Sagent Pharmaceuticals, Inc. (I)	232	3,805
Salix Pharmaceuticals, Ltd. (I)	9,497	463,928
Santarus, Inc. (I)	1,283	17,025
Sciclone Pharmaceuticals, Inc. (I)	1,073	5,107
Supernus Pharmaceuticals, Inc. (I)	256	1,961
The Medicines Company (I)	1,286	40,908
ViroPharma, Inc. (I)	1,575	39,281
Vivus, Inc. (I)	2,404	25,771
XenoPort, Inc. (I)	500	3,820

		2,506,781

		18,404,106
Industrials - 21.8%
Aerospace & Defense - 2.4%
Aerovironment, Inc. (I)	421	9,313
American Science & Engineering, Inc.	199	12,445
Astronics Corp. (I)	242	6,667
B/E Aerospace, Inc. (I)	29,740	1,564,621
Cubic Corp.	135	5,635
DigitalGlobe, Inc. (I)	903	23,555
GenCorp, Inc. (I)	1,158	13,954
HEICO Corp.	357	15,497
HEICO Corp., Class A	713	23,743
Hexcel Corp. (I)	15,893	433,084
Moog, Inc., Class A (I)	939	42,217
National Presto Industries, Inc.	115	8,739
Orbital Sciences Corp. (I)	1,422	21,017
Taser International, Inc. (I)	1,224	9,119
Teledyne Technologies, Inc. (I)	545	40,101
The KEYW Holding Corp. (I)	544	7,888
Triumph Group, Inc.	4,775	350,533

		2,588,128
Air Freight & Logistics - 2.0%
Echo Global Logistics, Inc. (I)	327	6,099
Forward Air Corp.	702	26,479
Hub Group, Inc., Class A (I)	32,767	1,236,299
Pacer International, Inc. (I)	291	1,208
UTi Worldwide, Inc.	60,629	923,380
XPO Logistics, Inc. (I)	412	7,177

		2,200,642
Airlines - 0.9%
Alaska Air Group, Inc. (I)	1,680	86,604
Allegiant Travel Company	5,039	404,581
Hawaiian Holdings, Inc. (I)	420	2,377
JetBlue Airways Corp. (I)	3,753	22,743
Republic Airways Holdings, Inc. (I)	386	3,632
SkyWest, Inc.	431	6,034
Spirit Airlines, Inc. (I)	19,102	386,816

The accompanying notes are an integral part of the financial statements.
181

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
US Airways Group, Inc. (I)	3,882	$52,135

		964,922
Building Products - 0.3%
AAON, Inc.	439	10,562
American Woodmark Corp. (I)	243	7,800
AO Smith Corp.	2,812	201,142
Armstrong World Industries, Inc.	633	32,365
Griffon Corp.	802	9,039
Simpson Manufacturing Company, Inc.	323	9,399
Trex Company, Inc. (I)	344	16,251
USG Corp. (I)	899	25,370

		311,928
Commercial Services & Supplies - 2.7%
ARC Document Solutions, Inc. (I)	327	736
Clean Harbors, Inc. (I)	1,348	69,422
Corrections Corp. of America	6,861	263,119
Covanta Holding Corp.	25,412	497,059
EnerNOC, Inc. (I)	557	9,185
Healthcare Services Group, Inc.	1,538	37,066
Herman Miller, Inc.	1,397	33,528
InnerWorkings, Inc. (I)	18,314	270,498
Interface, Inc.	749	13,714
KAR Auction Services, Inc.	16,067	340,942
Knoll, Inc.	1,144	19,471
Mobile Mini, Inc. (I)	928	24,982
Quad/Graphics, Inc.	7,442	161,864
Rollins, Inc.	15,991	391,939
Standard Parking Corp. (I)	361	7,493
Sykes Enterprises, Inc. (I)	944	14,028
Team, Inc. (I)	454	19,912
Tetra Tech, Inc. (I)	13,726	396,132
UniFirst Corp.	4,470	373,424

		2,944,514
Construction & Engineering - 2.9%
Aegion Corp. (I)	939	22,564
Dycom Industries, Inc. (I)	271	5,677
EMCOR Group, Inc.	8,530	329,002
Furmanite Corp. (I)	884	5,277
Layne Christensen Company (I)	308	6,773
MasTec, Inc. (I)	53,722	1,616,495
MYR Group, Inc. (I)	495	11,489
Orion Marine Group, Inc. (I)	323	3,075
Primoris Services Corp.	675	12,656
Quanta Services, Inc. (I)	41,200	1,170,080

		3,183,088
Electrical Equipment - 2.4%
Acuity Brands, Inc.	511	34,814
American Superconductor Corp. (I)	535	1,546
AZZ, Inc.	7,410	330,931
Belden, Inc.	36,340	1,830,082
Capstone Turbine Corp. (I)	7,327	7,107
Ener1, Inc. (I)	23	0
Franklin Electric Company, Inc.	478	31,103
II-VI, Inc. (I)	1,274	22,078
Polypore International, Inc. (I)	1,113	42,606
Preformed Line Products Company	21	1,487
Regal-Beloit Corp.	4,150	320,712
Thermon Group Holdings, Inc. (I)	590	12,095

		2,634,561

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	825	$23,290
Seaboard Corp.	9	25,677

		48,967
Machinery - 2.3%
Actuant Corp., Class A	1,655	50,329
Astec Industries, Inc.	463	16,487
Barnes Group, Inc.	385	10,245
Blount International, Inc. (I)	1,114	16,788
Chart Industries, Inc. (I)	3,161	229,362
CLARCOR, Inc.	778	39,670
Colfax Corp. (I)	1,348	58,503
Commercial Vehicle Group, Inc. (I)	593	4,685
EnPro Industries, Inc. (I)	6,175	287,323
Graco, Inc.	1,450	84,245
Hyster-Yale Materials Handling, Inc.	51	2,613
Hyster-Yale Materials Handling, Inc., Class B	42	2,152
John Bean Technologies Corp.	692	12,754
Lincoln Electric Holdings, Inc.	1,886	105,710
Lindsay Corp.	304	25,977
Meritor, Inc. (I)	2,192	9,645
Middleby Corp. (I)	2,188	326,690
Mueller Industries, Inc.	334	17,762
Mueller Water Products, Inc., Class A	3,751	21,081
Navistar International Corp. (I)	1,326	32,925
PMFG, Inc. (I)	412	2,789
Proto Labs, Inc. (I)	5,160	239,888
RBC Bearings, Inc. (I)	543	27,063
Rexnord Corp. (I)	693	14,116
Sauer-Danfoss, Inc.	188	10,175
Sun Hydraulics Corp.	499	13,917
Tennant Company	400	18,668
The Gorman-Rupp Company	351	10,123
The Manitowoc Company, Inc.	3,008	55,708
The Toro Company	7,144	322,194
Titan International, Inc.	358	7,557
Trimas Corp. (I)	10,843	311,086
Valmont Industries, Inc.	573	90,276
Woodward, Inc.	1,472	55,097

		2,533,603
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)	274	704
Kirby Corp. (I)	1,202	91,328

		92,032
Professional Services - 2.4%
Acacia Research Corp. (I)	1,190	33,272
Exponent, Inc.	4,502	226,316
Hill International, Inc. (I)	297	1,013
Huron Consulting Group, Inc. (I)	8,726	341,972
IHS, Inc., Class A (I)	10,500	1,115,625
Insperity, Inc.	521	14,770
Kforce, Inc.	687	9,989
Korn/Ferry International (I)	580	10,736
Mistras Group, Inc. (I)	399	8,160
On Assignment, Inc. (I)	1,067	23,325
Pendrell Corp. (I)	1,664	2,380
Resources Connection, Inc.	990	12,088
RPX Corp. (I)	425	5,036
The Advisory Board Company (I)	832	42,274
The Corporate Executive Board Company	6,602	357,432
The Dolan Company (I)	432	1,257
TrueBlue, Inc. (I)	479	9,288

The accompanying notes are an integral part of the financial statements.
182

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
WageWorks, Inc. (I)	16,610	$392,162

		2,607,095
Road & Rail - 0.8%
Amerco, Inc.	94	14,167
Avis Budget Group, Inc. (I)	2,544	59,453
Celadon Group, Inc.	11,488	228,956
Con-way, Inc.	1,337	46,996
Genesee & Wyoming, Inc., Class A (I)	1,075	96,234
Heartland Express, Inc.	796	10,802
Knight Transportation, Inc.	1,428	22,362
Landstar System, Inc.	1,111	62,538
Old Dominion Freight Line, Inc. (I)	9,502	341,597
Patriot Transportation Holding, Inc. (I)	74	2,011
Quality Distribution, Inc. (I)	272	2,146
Roadrunner Transportation Systems, Inc. (I)	410	9,340
Swift Transportation Company (I)	2,081	28,156
Zipcar, Inc. (I)	625	7,644

		932,402
Trading Companies & Distributors - 2.6%
Air Lease Corp.	891	24,208
Applied Industrial Technologies, Inc.	904	39,243
Beacon Roofing Supply, Inc. (I)	1,140	42,066
CAI International, Inc. (I)	137	3,781
DXP Enterprises, Inc. (I)	3,667	228,087
Edgen Group, Inc. (I)	369	2,959
Kaman Corp.	197	6,875
MRC Global, Inc. (I)	36,579	1,123,707
Rush Enterprises, Inc., Class A (I)	668	16,366
Titan Machinery, Inc. (I)	214	6,046
United Rentals, Inc. (I)	1,881	100,464
Watsco, Inc.	416	32,394
WESCO International, Inc. (I)	16,470	1,217,133

		2,843,329

		23,885,211
Information Technology - 21.6%
Communications Equipment - 1.9%
Acme Packet, Inc. (I)	14,440	421,359
ADTRAN, Inc.	9,310	207,985
Anaren, Inc. (I)	94	1,819
Aruba Networks, Inc. (I)	10,432	259,965
Calix, Inc. (I)	741	6,350
Ciena Corp. (I)	2,395	36,500
Digi International, Inc. (I)	633	6,241
Extreme Networks, Inc. (I)	1,951	6,829
Finisar Corp. (I)	2,219	32,508
Globecomm Systems, Inc. (I)	509	6,179
Infinera Corp. (I)	1,743	11,312
InterDigital, Inc.	979	43,468
Ixia (I)	16,022	324,926
JDS Uniphase Corp. (I)	5,592	79,183
Loral Space & Communications, Inc.	229	13,337
NETGEAR, Inc. (I)	915	31,156
Oclaro, Inc. (I)	1,126	1,498
Oplink Communications, Inc. (I)	412	6,328
Plantronics, Inc.	1,020	41,167
Polycom, Inc. (I)	1,468	13,373
Procera Networks, Inc. (I)	466	5,452
RADWARE, Ltd., ADR (I)	12,170	442,745
ShoreTel, Inc. (I)	1,032	4,190
Sonus Networks, Inc. (I)	5,069	12,419

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ViaSat, Inc. (I)	1,000	$46,960

		2,063,249
Computers & Peripherals - 0.2%
3D Systems Corp. (I)	1,841	68,025
Cray, Inc. (I)	509	9,849
Electronics for Imaging, Inc. (I)	1,113	25,666
Fusion-io, Inc. (I)	1,259	21,252
Imation Corp. (I)	255	870
Intermec, Inc. (I)	406	4,019
Intevac, Inc. (I)	273	1,305
NCR Corp. (I)	1,338	36,902
QLogic Corp. (I)	2,216	25,218
Quantum Corp. (I)	5,755	7,251
Silicon Graphics International Corp. (I)	792	11,920
STEC, Inc. (I)	879	4,237
Synaptics, Inc. (I)	787	27,356

		243,870
Electronic Equipment, Instruments & Components - 2.1%
Agilysys, Inc. (I)	191	1,759
Anixter International, Inc.	654	45,074
Badger Meter, Inc.	162	8,223
Cognex Corp.	488	20,101
Coherent, Inc.	573	33,096
DTS, Inc. (I)	448	8,915
Echelon Corp. (I)	809	2,128
FARO Technologies, Inc. (I)	406	17,194
FEI Company	866	54,852
Insight Enterprises, Inc. (I)	60,600	1,164,732
InvenSense, Inc. (I)	794	9,544
IPG Photonics Corp.	797	47,254
Littelfuse, Inc.	561	37,121
Maxwell Technologies, Inc. (I)	662	5,793
Measurement Specialties, Inc. (I)	348	12,639
Mercury Computer Systems, Inc. (I)	770	5,275
MTS Systems Corp.	374	20,196
Multi-Fineline Electronix, Inc. (I)	74	1,131
National Instruments Corp.	2,348	70,628
Newport Corp. (I)	9,140	149,439
OSI Systems, Inc. (I)	8,443	486,570
Plexus Corp. (I)	839	20,438
RealD, Inc. (I)	918	10,686
Rogers Corp. (I)	396	18,893
ScanSource, Inc. (I)	661	19,837
Universal Display Corp. (I)	1,000	31,380

		2,302,898
Internet Software & Services - 2.1%
Angie’s List, Inc. (I)	619	10,560
Bazaarvoice, Inc. (I)	914	6,398
Blucora, Inc. (I)	925	14,338
Brightcove, Inc. (I)	571	3,597
Carbonite, Inc. (I)	180	1,768
comScore, Inc. (I)	766	12,210
Constant Contact, Inc. (I)	45,085	637,051
Cornerstone OnDemand, Inc. (I)	603	20,418
CoStar Group, Inc. (I)	3,512	353,799
Dealertrack Technologies, Inc. (I)	1,021	30,109
Demand Media, Inc. (I)	722	5,848
Demandware, Inc. (I)	284	7,512
Dice Holdings, Inc. (I)	1,079	10,402
Envestnet, Inc. (I)	279	4,280
ExactTarget, Inc. (I)	814	18,152

The accompanying notes are an integral part of the financial statements.
183

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Internap Network Services Corp. (I)	1,154	$10,017
Keynote Systems, Inc.	192	2,934
Limelight Networks, Inc. (I)	1,538	3,261
Liquidity Services, Inc. (I)	564	19,204
LivePerson, Inc. (I)	16,080	232,678
LogMeIn, Inc. (I)	509	9,091
MercadoLibre, Inc.	791	67,718
Millennial Media, Inc. (I)	655	6,137
Move, Inc. (I)	798	7,788
NIC, Inc.	16,367	290,023
OpenTable, Inc. (I)	434	24,130
Perficient, Inc. (I)	752	8,708
Responsys, Inc. (I)	395	3,188
Saba Software, Inc. (I)	425	3,715
SciQuest, Inc. (I)	459	8,790
SPS Commerce, Inc. (I)	5,047	188,707
Stamps.com, Inc. (I)	319	7,780
The Active Network, Inc. (I)	951	4,460
Travelzoo, Inc. (I)	190	4,003
ValueClick, Inc. (I)	1,708	45,552
VistaPrint NV (I)	696	24,360
Vocus, Inc. (I)	240	3,370
WebMD Health Corp. (I)	1,197	26,454
XO Group, Inc. (I)	388	3,550
Yelp, Inc. (I)	406	9,009
Zix Corp. (I)	44,976	169,110

		2,320,179
IT Services - 3.2%
Acxiom Corp. (I)	1,782	32,450
Alliance Data Systems Corp. (I)	6,750	1,071,158
Cardtronics, Inc. (I)	13,250	349,270
CoreLogic, Inc. (I)	14,743	381,991
DST Systems, Inc.	812	55,151
EPAM Systems, Inc. (I)	208	4,364
Euronet Worldwide, Inc. (I)	1,094	26,409
ExlService Holdings, Inc. (I)	576	17,436
FleetCor Technologies, Inc. (I)	1,414	98,711
Forrester Research, Inc.	373	10,243
Heartland Payment Systems, Inc.	8,416	261,738
Higher One Holdings, Inc. (I)	630	5,632
iGATE Corp. (I)	756	14,447
Interxion Holding NV (I)	10,870	268,815
Jack Henry & Associates, Inc.	1,954	85,429
MAXIMUS, Inc.	3,933	286,244
MoneyGram International, Inc. (I)	409	6,630
NeuStar, Inc., Class A (I)	1,584	69,458
Sapient Corp. (I)	2,637	29,587
ServiceSource International, Inc. (I)	1,008	6,371
Syntel, Inc.	401	24,124
Unisys Corp. (I)	998	22,934
Virtusa Corp. (I)	463	9,700
WEX, Inc. (I)	4,277	320,818

		3,459,110
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	1,216	54,380
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp.	26,100	924,462
Applied Micro Circuits Corp. (I)	1,561	12,410
Cabot Microelectronics Corp. (I)	555	18,964
Cavium, Inc. (I)	9,383	346,420
Ceva, Inc. (I)	536	8,110
Cirrus Logic, Inc. (I)	1,565	37,623

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.	282	$2,837
Cymer, Inc. (I)	707	69,908
Cypress Semiconductor Corp.	32,400	341,172
Diodes, Inc. (I)	18,098	360,693
Entegris, Inc. (I)	3,287	31,259
Entropic Communications, Inc. (I)	2,010	8,864
Exar Corp. (I)	934	10,975
Fairchild Semiconductor International, Inc. (I)	54,980	784,015
First Solar, Inc. (I)	509	13,158
FormFactor, Inc. (I)	454	2,279
GT Advanced Technologies, Inc. (I)	2,815	8,051
Hittite Microwave Corp. (I)	678	43,948
Inphi Corp. (I)	446	4,308
Integrated Device Technology, Inc. (I)	1,209	8,221
Intermolecular, Inc. (I)	418	4,042
IXYS Corp.	595	5,932
Kopin Corp. (I)	1,506	4,849
Lattice Semiconductor Corp. (I)	2,786	13,038
LTX-Credence Corp. (I)	1,129	6,548
M/A-COM Technology
Solutions Holdings, Inc. (I)	274	4,439
Magnachip Semiconductor Corp. (I)	681	10,726
MaxLinear, Inc., Class A (I)	529	3,111
Micrel, Inc.	1,173	12,340
Microsemi Corp. (I)	756	15,596
MKS Instruments, Inc.	441	11,969
Monolithic Power Systems, Inc.	52,393	1,288,344
Nanometrics, Inc. (I)	532	7,847
NVE Corp. (I)	1,721	91,144
OmniVision Technologies, Inc. (I)	450	6,935
Power Integrations, Inc.	693	28,974
Rambus, Inc. (I)	2,386	13,457
RF Micro Devices, Inc. (I)	6,681	30,799
Rubicon Technology, Inc. (I)	430	2,219
Semtech Corp. (I)	1,577	48,209
Sigma Designs, Inc. (I)	383	1,781
Silicon Image, Inc. (I)	1,966	9,063
Silicon Laboratories, Inc. (I)	947	39,319
STR Holdings, Inc. (I)	209	418
Supertex, Inc.	119	2,688
Teradyne, Inc. (I)	1,572	26,347
TriQuint Semiconductor, Inc. (I)	3,975	18,683
Ultratech, Inc. (I)	646	26,473
Veeco Instruments, Inc. (I)	936	29,868
Volterra Semiconductor Corp. (I)	23,769	364,854

		5,167,689
Software - 7.4%
Accelrys, Inc. (I)	1,329	12,572
ACI Worldwide, Inc. (I)	941	43,107
Actuate Corp. (I)	1,111	6,677
Advent Software, Inc. (I)	35,380	926,956
Allot Communications, Ltd. (I)	20,900	286,957
Aspen Technology, Inc. (I)	11,641	358,077
AVG Technologies NV (I)	24,840	389,988
Blackbaud, Inc.	1,079	29,996
Bottomline Technologies, Inc. (I)	893	24,227
BroadSoft, Inc. (I)	532	11,172
Cadence Design Systems, Inc. (I)	6,693	94,773
Clicksoftware Technologies, Ltd.	21,722	179,207
CommVault Systems, Inc. (I)	3,866	285,891
Compuware Corp. (I)	2,548	29,582
Comverse, Inc. (I)	524	14,420
Concur Technologies, Inc. (I)	1,119	78,554

The accompanying notes are an integral part of the financial statements.
184

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Ebix, Inc.	909	$14,571
Ellie Mae, Inc. (I)	490	9,947
Fair Isaac Corp.	834	36,980
Fortinet, Inc. (I)	15,350	371,163
Guidewire Software, Inc. (I)	925	33,809
Imperva, Inc. (I)	144	5,256
Infoblox, Inc. (I)	674	14,215
Interactive Intelligence Group (I)	370	15,396
Jive Software, Inc. (I)	461	7,643
Manhattan Associates, Inc. (I)	475	33,184
Mentor Graphics Corp.	19,840	351,366
MICROS Systems, Inc. (I)	19,600	838,880
MicroStrategy, Inc., Class A (I)	215	21,904
Monotype Imaging Holdings, Inc.	884	18,564
Netscout Systems, Inc. (I)	9,103	231,489
NICE Systems, Ltd., ADR (I)	3,379	119,312
Pegasystems, Inc.	404	11,066
Progress Software Corp. (I)	534	12,026
Proofpoint, Inc. (I)	343	4,795
PROS Holdings, Inc. (I)	492	12,822
PTC, Inc. (I)	2,858	66,134
QLIK Technologies, Inc. (I)	1,848	48,048
RealPage, Inc. (I)	901	19,516
Rosetta Stone, Inc. (I)	304	3,520
Rovi Corp. (I)	92,350	1,642,907
Seachange International, Inc. (I)	707	8,145
SolarWinds, Inc. (I)	1,424	80,399
Sourcefire, Inc. (I)	721	38,667
Splunk, Inc. (I)	1,041	37,611
SS&C Technologies Holdings, Inc. (I)	15,097	382,105
Synchronoss Technologies, Inc. (I)	694	20,938
Tangoe, Inc. (I)	679	9,282
TeleNav, Inc. (I)	402	2,858
TiVo, Inc. (I)	1,924	23,838
Tyler Technologies, Inc. (I)	6,816	384,422
Ultimate Software Group, Inc. (I)	3,279	322,227
VASCO Data Security International, Inc. (I)	745	6,161
Verint Systems, Inc. (I)	1,250	42,713
VirnetX Holding Corp. (I)	977	34,420
Websense, Inc. (I)	869	13,026

		8,123,481

		23,734,856
Materials - 4.0%
Chemicals - 2.8%
American Vanguard Corp.	13,804	428,338
Arabian American Development Company (I)	423	3,113
Balchem Corp.	9,308	375,392
Calgon Carbon Corp. (I)	477	8,138
Chemtura Corp. (I)	10,328	207,799
Flotek Industries, Inc. (I)	22,668	318,259
FMC Corp.	18,090	1,090,103
H.B. Fuller Company	1,192	48,717
Hawkins, Inc.	228	8,992
Innospec, Inc.	501	20,165
Intrepid Potash, Inc.	1,349	26,589
Koppers Holdings, Inc.	492	20,408
LSB Industries, Inc. (I)	455	17,631
NewMarket Corp.	977	245,882
OMNOVA Solutions, Inc. (I)	1,062	8,507
PolyOne Corp.	8,349	190,274
Stepan Company	149	9,125
Tredegar Corp.	187	4,578

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Zep, Inc.	454	$6,792

		3,038,802
Construction Materials - 0.1%
Eagle Materials, Inc.	1,111	71,448
Headwaters, Inc. (I)	850	7,999
Texas Industries, Inc. (I)	128	7,430
United States Lime & Minerals, Inc. (I)	46	2,412

		89,289
Containers & Packaging - 0.0%
Graphic Packaging Holding Company (I)	3,294	24,441
Silgan Holdings, Inc.	533	22,882

		47,323
Metals & Mining - 0.3%
Allied Nevada Gold Corp. (I)	2,037	37,277
Carpenter Technology Corp.	375	17,711
Century Aluminum Company (I)	444	3,601
Coeur d’Alene Mines Corp. (I)	1,070	20,341
General Moly, Inc. (I)	1,405	4,103
Globe Specialty Metals, Inc.	1,526	21,807
Gold Resource Corp.	756	9,904
Golden Minerals Company (I)	461	1,337
McEwen Mining, Inc. (I)	5,298	12,874
Midway Gold Corp. (I)	2,271	2,521
Molycorp, Inc. (I)	1,580	9,701
Noranda Aluminum Holding Corp.	266	1,266
Paramount Gold and Silver Corp. (I)	2,990	6,010
Stillwater Mining Company (I)	2,752	35,886
U.S. Silica Holdings, Inc.	316	7,770
Walter Energy, Inc.	5,010	159,268

		351,377
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	13,224	366,702
Deltic Timber Corp.	272	19,418
KapStone Paper and Packaging Corp.	13,219	352,154
Louisiana-Pacific Corp. (I)	3,307	69,348
Schweitzer-Mauduit International, Inc.	371	13,671

		821,293

		4,348,084
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.9%
Atlantic Tele-Network, Inc.	77	3,619
Cbeyond, Inc. (I)	723	5,075
Cincinnati Bell, Inc. (I)	4,528	14,716
Cogent Communications Group, Inc.	70,197	1,765,455
Elephant Talk Communications, Inc. (I)	973	1,168
General Communication, Inc., Class A (I)	687	5,805
inContact, Inc. (I)	37,498	254,611
tw telecom, Inc. (I)	3,616	91,557

		2,142,006
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (I)	329	2,000
Clearwire Corp., Class A (I)	6,979	21,774
Leap Wireless International, Inc. (I)	632	3,381
NII Holdings, Inc. (I)	153,901	741,832

		768,987

		2,910,993

TOTAL COMMON STOCKS (Cost $86,485,456)		$104,682,777

The accompanying notes are an integral part of the financial statements.
185

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,922	510

TOTAL WARRANTS (Cost $0)		$510

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	2,359	23,606

TOTAL SECURITIES LENDING COLLATERAL (Cost $23,607) $		23,606

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 1.9%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	2,141,198	2,141,198
Repurchase Agreement - 2.4%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $2,592,001 on 03/01/2013,
collateralized by $1,160,000 U.S. Treasury
Note, 2.000% due 11/15/2021 (valued at
$1,200,442, including interest) and
collateralized by $1,440,000 Federal
National Mortgage Association, 0.650% due
01/15/2016 (valued at $1,447,200,
including interest)	$2,592,000	$2,592,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,733,198)		$4,733,198

Total Investments (Smaller Company Growth Fund)
(Cost $91,242,261) - 99.8%		$109,440,091
Other assets and liabilities, net - 0.2%		218,017

TOTAL NET ASSETS - 100.0%		$109,658,108

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.9%
U.S. Government - 5.5%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$299,286	$325,544
0.500%, 04/15/2015	460,917	484,791
1.875%, 07/15/2013	3,854,959	3,952,536
2.000%, 07/15/2014	2,241,451	2,380,843
2.125%, 02/15/2041	136,312	196,118
2.500%, 01/15/2029	69,518	97,423
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	3,015,000	2,808,251
3.000%, 05/15/2042	5,065,000	4,985,069
3.125%, 02/15/2043	810,000	820,251
3.500%, 02/15/2039	1,115,000	1,220,054
4.375%, 05/15/2041	3,465,000	4,371,856
4.500%, 08/15/2039	680,000	873,375
4.625%, 02/15/2040	5,920,000	7,753,353
5.375%, 02/15/2031	2,205,000	3,069,775
6.000%, 02/15/2026	1,300,000	1,849,656
6.125%, 08/15/2029 (F)	455,000	674,324
6.750%, 08/15/2026	350,000	531,563
7.125%, 02/15/2023	90,000	133,988
7.625%, 02/15/2025	390,000	619,552

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.250%, 09/30/2014	$2,325,000	$2,326,090
0.875%, 02/28/2017	4,290,000	4,344,963
1.250%, 03/15/2014	640,000	647,050
1.625%, 08/15/2022	250,000	245,996
2.250%, 05/31/2014	2,915,000	2,989,128
2.625%, 04/30/2016 to 08/15/2020	8,520,000	9,119,331
2.750%, 02/15/2019	300,000	330,750
U.S. Treasury Strips, PO
3.899%, 05/15/2021	540,000	472,883

		57,624,513
U.S. Government Agency - 17.4%
Federal Home Loan Banks
0.500%, 11/20/2015	1,200,000	1,203,779
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	416,641
1.000%, 09/29/2017	575,000	580,159
2.598%, 01/01/2036 (P)	3,059	3,279
2.629%, 02/01/2037 (P)	63,112	67,745
2.687%, 02/01/2037 (P)	23,042	24,778
2.710%, 09/01/2035 (P)	40,177	42,300
2.725%, 07/01/2035 (P)	22,168	23,756
2.726%, 01/01/2037 (P)	10,611	11,410
2.728%, 07/01/2035 (P)	43,656	46,786
2.835%, 05/01/2037 (P)	38,849	41,141
2.870%, 03/01/2036 (P)	18,573	19,946
2.900%, 11/01/2035 (P)	5,032	5,344
2.910%, 09/01/2032 (P)	2,831	3,036
3.000%, 01/01/2043	1,660,062	1,712,166
3.088%, 02/01/2037 (P)	40,128	43,096
3.500%, 09/01/2042 to 11/01/2042	1,245,270	1,312,548
4.000%, 01/01/2025 to 04/01/2041	1,309,167	1,392,148
4.500%, 01/01/2019 to 04/01/2041	2,587,384	2,777,521
4.561%, 06/01/2038 (P)	57,562	60,835
5.000%, 10/01/2018 to 04/01/2040	981,710	1,059,575
5.500%, 03/01/2018 to 12/01/2039	2,037,536	2,206,586
5.874%, 12/01/2036 (P)	20,375	21,834
5.955%, 10/01/2036 (P)	99,605	106,580
6.000%, 03/01/2014 to 12/01/2033	134,104	148,844
6.009%, 11/01/2036 (P)	50,839	54,472
6.500%, 05/01/2017 to 11/01/2033	63,141	70,671
7.000%, 02/01/2024 to 06/01/2032	13,131	15,423
7.500%, 05/01/2024 to 06/01/2024	2,068	2,381
10.500%, 05/01/2019	100	113
Federal National Mortgage Association
0.500%, 07/02/2015	250,000	250,731
0.750%, 12/19/2014	1,275,000	1,285,371
0.875%, 08/28/2017 to 10/26/2017	2,975,000	2,986,470
2.108%, 10/01/2033 (P)	49,275	51,349
2.200%, 06/01/2037 (P)	47,802	50,459
2.237%, 12/01/2035 (P)	7,940	8,382
2.359%, 07/01/2027 (P)	670	690
2.500%, 10/01/2027 to 02/01/2028	868,148	902,341
2.514%, 12/01/2035 (P)	11,612	12,364
2.613%, 07/01/2035 (P)	35,367	37,685
2.669%, 11/01/2035 (P)	84,724	90,509
2.728%, 09/01/2035 (P)	138,151	145,654
2.747%, 08/01/2037 (P)	50,284	54,070
2.748%, 09/01/2037 (P)	23,292	24,919
2.770%, 12/01/2035 (P)	6,812	7,219
2.772%, 08/01/2036 (P)	97,418	104,489
2.805%, 01/01/2037 (P)	62,175	66,857

The accompanying notes are an integral part of the financial statements.
186

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.809%, 12/01/2035 (P)		$3,943	$4,186
3.000%, 06/01/2027 to 11/01/2042		3,920,378	4,095,443
3.000%, 11/01/2042 to 02/01/2043 (C)		2,136,663	2,214,789
3.040%, 12/01/2036 (P)		92,722	99,539
3.500%, 01/01/2026 to 01/01/2043		9,385,590	9,930,220
4.000%, 03/01/2025 to 05/01/2042		12,278,786	13,108,981
4.000%, 10/01/2041 (C)		247,613	263,970
4.500%, 05/01/2019 to 12/01/2041		10,153,718	10,932,497
4.500%, 11/01/2040 (C)		378,813	407,638
4.755%, 05/01/2038 (P)		31,091	33,039
5.000%, 05/01/2018 to 10/01/2040		7,969,926	8,655,378
5.500%, 07/01/2013 to 05/01/2040		7,135,978	7,794,356
5.554%, 01/01/2019 (P)		441	477
5.889%, 09/01/2036 (P)		30,127	32,212
6.000%, 03/01/2021 to 07/01/2039		5,351,477	5,901,780
6.500%, 06/01/2013 to 04/01/2038		1,108,654	1,253,502
7.000%, 12/01/2029 to 04/01/2037		11,494	13,211
7.125%, 01/15/2030		365,000	561,217
Government National
Mortgage Association
2.500%, 05/20/2027 to 09/20/2027		1,879,111	1,972,895
2.500%, 01/20/2043 to 02/20/2043 (C)		3,477,270	3,478,899
3.000%, 05/20/2027 to 12/15/2042		9,118,664	9,630,772
3.000%, 06/15/2027 to 02/20/2043 (C)		1,443,151	1,534,807
3.500%, 12/20/2025 to 10/20/2042		5,619,746	6,022,329
3.500%, 04/15/2026 to 12/20/2042 (C)		2,663,714	2,854,836
4.000%, 11/20/2025 to 10/20/2041		13,175,965	14,274,218
4.000%, 07/20/2042 to 08/20/2042 (C)		855,718	926,378
4.500%, 02/20/2040 to 03/20/2041		22,537,764	24,746,595
5.000%, 02/15/2018 to 03/20/2041		15,057,174	16,641,208
5.500%, 02/15/2029 to 10/20/2040		7,691,572	8,545,013
6.000%, 05/15/2013 to 09/20/2038		4,145,812	4,672,378
6.500%, 12/15/2014 to 12/20/2033		1,871,561	2,132,255
7.000%, 04/15/2017 to 10/20/2036		983,603	1,143,796
9.250%, 10/15/2016 to 12/15/2019		2,084	2,326
9.750%, 07/15/2017 to 02/15/2021		2,011	2,251
10.250%, 11/15/2020		1,772	2,005
11.750%, 08/15/2013		131	132
12.250%, 02/15/2015		103	110
12.750%, 06/20/2014 to 11/20/2014		182	194

			183,440,284

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $238,646,542)			$241,064,797

FOREIGN GOVERNMENT
OBLIGATIONS - 13.8%
Argentina - 0.0%
Republic of Argentina
2.500%, 12/31/2038		1,000,000	312,500
7.000%, 10/03/2015		91,000	76,440

			388,940
Australia - 0.1%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	640,000	750,551
Austria - 0.2%
Republic of Austria
3.400%, 11/22/2022 (S)	EUR	421,000	626,382
3.500%, 09/15/2021 (S)		80,000	120,215
4.850%, 03/15/2026 (S)		284,000	482,268

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Austria (continued)
Republic of Austria (continued)
6.250%, 07/15/2027	EUR	351,000	$681,097

			1,909,962
Belgium - 0.1%
Kingdom of Belgium
3.250%, 09/28/2016		148,000	210,866
4.250%, 09/28/2021		65,000	100,152
5.000%, 03/28/2035		180,000	305,915

			616,933
Bermuda - 0.0%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	210,238
5.603%, 07/20/2020 (S)		200,000	231,500

			441,738
Brazil - 1.2%
Federative Republic of Brazil
5.625%, 01/07/2041		1,710,000	2,052,000
6.000%, 05/15/2015 to 08/15/2024	BRL	3,925,000	4,972,472
7.125%, 01/20/2037		$710,000	1,002,875
10.000%, 01/01/2014 to 01/01/2023	BRL	8,719,000	4,136,925

			12,164,272
Canada - 0.5%
Government of Canada
3.500%, 06/01/2013	CAD	987,000	962,958
3.750%, 06/01/2019		17,000	18,676
4.000%, 06/01/2017 to 06/01/2041		631,000	689,336
4.500%, 06/01/2015		1,080,000	1,128,321
Province of British Columbia
3.700%, 12/18/2020		946,000	1,006,351
Province Of Manitoba
1.300%, 04/03/2017		$380,000	388,102
Province of Ontario
1.200%, 02/14/2018		125,000	125,248
1.600%, 09/21/2016		475,000	489,170
Province of Quebec
5.000%, 12/01/2038	CAD	384,000	452,872

			5,261,034
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	143,195
Colombia - 0.0%
Republic of Colombia
6.125%, 01/18/2041		275,000	351,313
Congo - 0.0%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		61,133	55,325
Croatia - 0.0%
Republic of Croatia
6.375%, 03/24/2021		400,000	439,000
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	465,000	668,189
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	518,091
7.000%, 11/10/2024		364,000	101,095

			619,186

The accompanying notes are an integral part of the financial statements.
187

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Dominican Republic - 0.0%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	$224,200
9.040%, 01/23/2018		38,254	42,768

			266,968
Egypt - 0.0%
Arab Republic of Egypt
6.875%, 04/30/2040		100,000	88,000
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	204,545
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020	EUR	204,000	305,432
France - 0.3%
Caisse d’Amortissement de la dette
Sociale
2.500%, 10/25/2022		477,000	637,133
Government of France
1.000%, 07/25/2017		86,000	113,201
3.750%, 04/25/2021		522,000	783,517
4.000%, 10/25/2038		221,000	331,973
5.500%, 04/25/2029		72,000	126,552
5.750%, 10/25/2032		139,000	257,244
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014		585,000	783,905

			3,033,525
Germany - 1.2%
Federal Republic of Germany
0.250%, 12/13/2013		400,000	523,186
0.500%, 10/13/2017		1,120,000	1,471,427
0.750%, 09/13/2013		400,000	524,189
1.750%, 07/04/2022		594,000	802,460
2.500%, 07/04/2044		195,000	265,177
3.250%, 07/04/2015		535,000	750,505
3.500%, 01/04/2016		1,390,000	1,989,598
3.750%, 01/04/2015		1,737,000	2,423,102
4.000%, 10/11/2013 to 01/04/2037		2,222,000	3,671,813
4.250%, 07/04/2018		185,000	289,156

			12,710,613
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (P)		$165,000	74,250
Hungary - 0.0%
Republic of Hungary
6.500%, 06/24/2019	HUF	53,930,000	246,165
6.750%, 02/24/2017		22,240,000	102,579

			348,744
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016		$125,000	133,382
4.875%, 06/16/2016 (S)		375,000	400,147
5.875%, 05/11/2022		222,000	251,488
5.875%, 05/11/2022 (S)		513,000	581,140

			1,366,157
Indonesia - 0.5%
Republic of Indonesia
3.750%, 04/25/2022 (S)		1,550,000	1,604,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
4.875%, 05/05/2021		$1,000,000	$1,110,000
5.250%, 01/17/2042		300,000	325,125
5.875%, 03/13/2020		179,000	209,206
6.625%, 02/17/2037		170,000	212,925
6.875%, 01/17/2018		300,000	356,625
7.000%, 05/15/2022	IDR	920,000,000	107,165
7.750%, 01/17/2038		$450,000	631,688
8.250%, 07/15/2021 to 06/15/2032	IDR	4,100,000,000	510,857

			5,067,841
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		$1,007,000	916,370
Ireland - 0.1%
Ireland Government Bond
5.000%, 10/18/2020	EUR	221,000	311,926
5.500%, 10/18/2017		221,000	322,632

			634,558
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	786,000	236,112
Italy - 0.7%
Republic of Italy
3.500%, 11/01/2017	EUR	965,000	1,261,115
3.750%, 03/01/2021		726,000	925,081
4.000%, 02/01/2017		686,000	924,111
4.250%, 02/01/2015		1,091,000	1,481,044
4.500%, 02/01/2018 to 08/01/2018		389,000	528,721
4.750%, 06/01/2017		753,000	1,036,263
5.000%, 09/01/2040		1,133,000	1,418,245
6.000%, 05/01/2031		170,000	242,720

			7,817,300
Ivory Coast - 0.1%
Republic of Ivory Coast
5.750%, 12/31/2032		$485,000	444,988
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	215,050
10.625%, 06/20/2017		350,000	381,938

			596,988
Japan - 2.1%
Government of Japan
1.000%, 12/20/2021 (C)	JPY	227,250,000	2,548,402
1.100%, 06/20/2021		194,900,000	2,208,483
1.300%, 09/20/2019 (C)		71,050,000	818,610
1.400%, 03/20/2018		185,600,000	2,131,805
1.500%, 03/20/2019		71,050,000	826,217
1.700%, 09/20/2016 to 03/20/2017		234,550,000	2,692,760
1.700%, 09/20/2017 to 06/20/2032 (C)		166,650,000	1,873,652
2.000%, 12/20/2033		4,200,000	47,977
2.200%, 06/22/2020		162,150,000	1,980,905
2.300%, 06/20/2028 to 03/20/2040		543,300,000	6,678,235

			21,807,046
Lithuania - 0.1%
Republic of Lithuania
7.375%, 02/11/2020		$365,000	462,638

The accompanying notes are an integral part of the financial statements.
188

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia - 0.2%
Government of Malaysia
3.418%, 08/15/2022	MYR	484,000	$155,880
3.700%, 05/15/2013		866,000	280,568
4.160%, 07/15/2021		1,198,000	405,355
4.232%, 06/30/2031		190,000	64,197
4.378%, 11/29/2019		2,203,000	755,023
4.498%, 04/15/2030		471,000	164,997
4.646%, 07/06/2021		$250,000	283,286

			2,109,306
Mexico - 0.8%
Government of Mexico
2.500%, 12/10/2020	MXN	19,497,749	1,660,069
3.500%, 12/14/2017		5,310,862	461,156
3.625%, 03/15/2022		$400,000	426,400
4.750%, 03/08/2044		1,300,000	1,365,000
5.125%, 01/15/2020		300,000	352,800
5.500%, 02/17/2020	EUR	197,000	306,832
5.625%, 01/15/2017		$500,000	577,000
5.750%, 10/12/2110		100,000	110,800
6.050%, 01/11/2040		300,000	375,000
6.500%, 06/10/2021 to 06/09/2022	MXN	18,670,000	1,613,101
7.500%, 06/03/2027		4,744,000	445,179
7.750%, 11/13/2042		5,000,000	482,334
8.000%, 12/17/2015		1,945,000	166,374
8.500%, 12/13/2018 to 11/18/2038		3,151,000	302,699
10.000%, 11/20/2036		1,629,000	191,728

			8,836,472
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	194,500
Morocco - 0.1%
Kingdom of Morocco, Bond
4.250%, 12/11/2022 (S)		600,000	613,500
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		250,000	263,125
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	250,728
Panama - 0.0%
Republic of Panama
6.700%, 01/26/2036		$190,000	254,600
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		390,000	467,415
7.840%, 08/12/2020 (S)	PEN	304,000	148,184

			615,599
Philippines - 0.2%
Republic of Philippines
5.000%, 01/13/2037		$600,000	694,500
6.375%, 10/23/2034		1,250,000	1,654,688

			2,349,188
Poland - 0.3%
Republic of Poland
3.750%, 01/19/2023	EUR	224,000	312,622
3.875%, 07/16/2015		$435,000	462,875
4.750%, 04/25/2017	PLN	709,000	232,860
5.000%, 10/24/2013		1,441,000	458,102

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
5.250%, 10/25/2017	PLN	860,000	$289,437
5.500%, 04/25/2015 to 10/25/2019		2,233,000	744,358
5.750%, 09/23/2022		805,000	289,194

			2,789,448
Romania - 0.1%
Government of Romania
4.375%, 08/22/2023 (S)		$60,000	59,400
5.900%, 07/26/2017	RON	850,000	256,998
6.750%, 02/07/2022		$420,000	497,784

			814,182
Russia - 0.8%
Government of Russia
4.500%, 04/04/2022		200,000	221,300
5.625%, 04/04/2042 (S)		200,000	232,500
5.625%, 04/04/2042		200,000	232,500
7.500%, 03/31/2030		5,524,200	6,878,237
7.850%, 03/10/2018 (S)	RUB	5,000,000	175,909
7.850%, 03/10/2018		10,000,000	351,818

			8,092,264
Serbia - 0.1%
Republic of Serbia
5.250%, 11/21/2017 (S)		$200,000	206,000
6.750%, 11/01/2024		624,000	626,340
7.250%, 09/28/2021		500,000	556,750

			1,389,090
South Africa - 0.2%
Republic of South Africa
4.665%, 01/17/2024		450,000	483,750
6.250%, 03/08/2041		100,000	122,500
6.500%, 02/28/2041	ZAR	536,000	47,942
6.750%, 03/31/2021		3,952,000	446,959
8.000%, 12/21/2018		3,254,000	394,657
8.250%, 09/15/2017		2,345,000	285,451
10.500%, 12/21/2026		791,000	111,879
13.500%, 09/15/2015		2,467,000	326,082

			2,219,220
South Korea - 0.2%
Republic of Korea
3.750%, 06/10/2022	KRW	219,530,000	215,947
4.250%, 06/10/2021		242,270,000	245,253
4.500%, 03/10/2015		1,116,900,000	1,069,057
5.000%, 06/10/2020		627,330,000	659,254

			2,189,511
Spain - 0.4%
Instituto De Credito Oficial
4.375%, 05/20/2019	EUR	223,000	291,353
4.625%, 01/31/2017		50,000	67,321
6.000%, 03/08/2021		209,000	290,754
Kingdom of Spain
3.800%, 01/31/2017		100,000	131,991
4.100%, 07/30/2018		958,000	1,263,776
4.250%, 10/31/2016		96,000	128,917
4.400%, 01/31/2015		423,000	573,012
4.500%, 01/31/2018		300,000	403,415
5.750%, 07/30/2032		371,000	494,447
5.850%, 01/31/2022		259,000	359,291

			4,004,277

The accompanying notes are an integral part of the financial statements.
189

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 0.2%
Kingdom of Sweden
3.500%, 06/01/2022	SEK	1,730,000	$303,535
3.750%, 08/12/2017		3,590,000	612,322
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	548,711
5.125%, 03/01/2017		$425,000	493,777

			1,958,345
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.456%, 03/08/2020 (C) (P)		300,000	295,707
Turkey - 1.2%
Republic of Turkey
3.000%, 02/23/2022	TRY	251,300	164,358
3.250%, 03/23/2023		$300,000	290,250
4.500%, 02/11/2015	TRY	1,021,469	625,198
5.125%, 03/25/2022		$500,000	561,250
5.625%, 03/30/2021		1,000,000	1,159,200
6.000%, 01/14/2041		1,190,000	1,383,375
6.250%, 09/26/2022		1,550,000	1,879,375
6.750%, 04/03/2018 to 05/30/2040		850,000	1,058,750
6.875%, 03/17/2036		360,000	459,000
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,327,031
7.250%, 03/15/2015		75,000	83,156
7.375%, 02/05/2025		200,000	262,100
7.500%, 11/07/2019		200,000	253,250
8.000%, 02/14/2034		307,000	434,405
8.500%, 09/14/2022	TRY	370,000	230,369
10.000%, 06/17/2015		990,000	600,709
10.500%, 01/15/2020		1,200,000	811,518

			12,583,294
Ukraine - 0.2%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	400,000
6.580%, 11/21/2016		525,000	527,625
6.875%, 09/23/2015		100,000	101,000
7.750%, 09/23/2020 (S)		300,000	316,500
7.800%, 11/28/2022 (S)		200,000	206,980
9.250%, 07/24/2017		700,000	773,500

			2,325,605
United Kingdom - 0.5%
Government of United Kingdom
3.750%, 09/07/2021	GBP	400,000	703,068
4.250%, 06/07/2032 to 09/07/2039		1,795,000	3,227,949
4.500%, 03/07/2013 to 12/07/2042		775,000	1,416,028

			5,347,045
Venezuela - 0.5%
Republic of Venezuela
7.650%, 04/21/2025		$1,600,000	1,474,400
9.250%, 05/07/2028		635,100	641,451
11.950%, 08/05/2031		2,315,300	2,700,797
12.750%, 08/23/2022		500,000	602,500

			5,419,148
Zambia - 0.0%
Republic of Zambia
5.375%, 09/20/2022 (S)		200,000	199,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $139,525,627)			$145,305,367

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 38.7%
Consumer Discretionary - 5.9%
99 Cents Only Stores
11.000%, 12/15/2019		$300,000	$343,875
Academy, Ltd.
9.250%, 08/01/2019 (S)		700,000	784,000
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	479,250
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		200,000	201,750
6.625%, 10/15/2022		225,000	230,063
Ameristar Casinos, Inc.
7.500%, 04/15/2021		475,000	508,844
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	400,000	212,691
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)		$150,000	154,500
8.250%, 05/24/2021		200,000	220,250
Avis Budget Finance PLC
6.000%, 03/01/2021 (S)	EUR	225,000	293,749
Beazer Homes USA, Inc.
7.250%, 02/01/2023 (S)		$100,000	100,750
Best Buy Company, Inc.
3.750%, 03/15/2016		175,000	168,875
Biomet, Inc.
6.500%, 08/01/2020 (S)		750,000	793,125
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	20,000	34,586
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		$500,000	512,500
9.125%, 12/01/2018		50,000	51,875
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		195,000	192,751
6.100%, 02/15/2018 (S)		60,000	71,125
9.500%, 11/15/2018 (S)		130,000	178,059
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	114,923
Cablevision Systems Corp.
8.625%, 09/15/2017		$50,000	58,000
Caesars Entertainment Operating
Company, Inc.
8.500%, 02/15/2020		375,000	365,625
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)		575,000	567,813
Carnival Corp.
1.200%, 02/05/2016		90,000	90,345
CBS Corp.
1.950%, 07/01/2017		70,000	71,169
CCO Holdings LLC
5.125%, 02/15/2023		1,175,000	1,145,625
6.625%, 01/31/2022		50,000	54,125
CDR DB Sub, Inc.
7.750%, 10/15/2020 (S)		325,000	329,063
Cedar Fair LP
5.250%, 03/15/2021 (S)		300,000	300,375
9.125%, 08/01/2018		300,000	336,000
Central European Media Enterprises, Ltd.
11.625%, 09/15/2016 (S)	EUR	400,000	548,331
Cequel Communications Escrow 1 LLC
6.375%, 09/15/2020 (S)		$400,000	413,500
Choice Hotels International, Inc.
5.750%, 07/01/2022		200,000	222,000
Chrysler Group LLC
8.000%, 06/15/2019		400,000	438,500
8.250%, 06/15/2021		300,000	332,250

The accompanying notes are an integral part of the financial statements.
190

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cinemark USA, Inc.
5.125%, 12/15/2022 (S)		$150,000	$150,750
7.375%, 06/15/2021		100,000	111,000
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	115,149
8.750%, 05/15/2018 (S)		225,000	287,874
CityCenter Holdings LLC
10.750%, 01/15/2017		$225,000	248,625
CKE Restaurants, Inc.
11.375%, 07/15/2018		321,000	373,965
Claire’s Stores, Inc.
9.000%, 03/15/2019 (S)		675,000	749,250
9.625%, 06/01/2015		180,187	178,385
Clear Channel Communications, Inc.
4.900%, 05/15/2015		450,000	410,625
7.250%, 10/15/2027		125,000	65,313
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		575,000	595,125
Comcast Corp.
3.125%, 07/15/2022		165,000	169,194
6.400%, 03/01/2040		30,000	38,709
6.950%, 08/15/2037		495,000	671,314
COX Communications, Inc.
3.250%, 12/15/2022 (S)		140,000	140,765
5.450%, 12/15/2014		46,000	49,898
8.375%, 03/01/2039 (S)		345,000	509,605
CSC Holdings LLC
6.750%, 11/15/2021		150,000	163,688
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018 (S)	EUR	100,000	141,195
7.125%, 05/20/2018		100,000	141,195
Daimler Finance North America LLC
0.920%, 03/28/2014 (P) (S)		$380,000	380,890
1.875%, 09/15/2014 (S)		150,000	152,219
Daimler International Finance BV
3.500%, 06/06/2019	GBP	20,000	32,049
Delphi Corp.
5.000%, 02/15/2023		$400,000	416,500
5.875%, 05/15/2019		100,000	107,000
6.125%, 05/15/2021		125,000	136,250
DIRECTV Holdings LLC
1.750%, 01/15/2018		420,000	413,256
2.400%, 03/15/2017		510,000	520,857
4.750%, 10/01/2014		375,000	397,499
5.875%, 10/01/2019		430,000	507,476
DISH DBS Corp.
5.000%, 03/15/2023 (S)		550,000	545,875
5.875%, 07/15/2022		675,000	712,125
6.750%, 06/01/2021		350,000	389,375
Dollar General Corp.
4.125%, 07/15/2017		105,000	111,038
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	221,500
Eaton Corp.
1.500%, 11/02/2017 (S)		105,000	105,240
4.000%, 11/02/2032 (S)		230,000	229,807
Fiesta Restaurant Group Inc
8.875%, 08/15/2016		300,000	324,750
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	275,854
3.875%, 01/15/2015		430,000	447,555
5.750%, 02/01/2021		1,200,000	1,358,102

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		$550,000	$613,250
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	202,667
Hanesbrands, Inc.
6.375%, 12/15/2020		$375,000	405,938
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		170,000	170,643
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015		275,000	253,688
Historic TW, Inc.
6.875%, 06/15/2018		220,000	274,971
Howes Capital, Ltd.
4.750%, 04/10/2017		200,000	210,371
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	320,459
5.750%, 08/15/2015 (S)		440,000	480,369
Hyundai Capital America
1.625%, 10/02/2015 (S)		150,000	151,086
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	212,472
4.375%, 07/27/2016 (S)		255,000	276,120
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	205,000
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	86,562
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		$125,000	133,594
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		300,000	306,750
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		400,000	410,000
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	32,401
Lamar Media Corp.
5.000%, 05/01/2023 (S)		$125,000	125,781
5.875%, 02/01/2022		225,000	244,125
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		775,000	842,813
Levi Strauss & Company
6.875%, 05/01/2022		275,000	298,719
Lottomatica Group SpA
5.375%, 12/05/2016	EUR	100,000	143,445
Lynx II Corp.
7.000%, 04/15/2023 (S)	GBP	100,000	156,446
Marks & Spencer PLC
5.625%, 03/24/2014		30,000	47,301
Marriott International, Inc.
3.000%, 03/01/2019		$155,000	162,945
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		200,000	200,000
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	64,054
5.625%, 02/01/2020		70,000	77,432
Mediacom Broadband LLC
6.375%, 04/01/2023 (S)		325,000	329,875
Meritage Homes Corp.
7.000%, 04/01/2022		175,000	193,813
MGM Resorts International
6.625%, 12/15/2021		1,100,000	1,138,500
6.750%, 10/01/2020 (S)		1,225,000	1,283,188
Mohawk Industries, Inc.
3.850%, 02/01/2023		235,000	236,435

The accompanying notes are an integral part of the financial statements.
191

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MU Finance PLC
8.375%, 02/01/2017 (S)		$222,344	$240,687
8.750%, 02/01/2017 (S)	GBP	50,000	81,921
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		$200,000	209,000
National Cinemedia LLC
6.000%, 04/15/2022		250,000	268,125
NBCUniversal Media LLC
2.100%, 04/01/2014		250,000	254,034
2.875%, 01/15/2023		225,000	225,399
5.150%, 04/30/2020		645,000	765,863
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		150,000	150,750
Needle Merger Sub Corp.
8.125%, 03/15/2019 (S)		350,000	362,250
NET Servicos de Comunicacao SA
7.500%, 01/27/2020		300,000	339,000
Netflix, Inc.
5.375%, 02/01/2021 (S)		250,000	249,375
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		325,000	335,563
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		170,000	171,002
News America, Inc.
5.300%, 12/15/2014		210,000	226,965
6.150%, 03/01/2037 to 02/15/2041		450,000	546,460
7.850%, 03/01/2039		85,000	116,056
8.250%, 08/10/2018		145,000	192,301
Next PLC
5.875%, 10/12/2016	GBP	50,000	85,561
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	233,103
NVR, Inc.
3.950%, 09/15/2022		225,000	230,562
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		315,000	327,361
4.875%, 01/14/2021		435,000	480,951
Omnicom Group, Inc.
3.625%, 05/01/2022		65,000	66,222
4.450%, 08/15/2020		85,000	93,203
6.250%, 07/15/2019		555,000	672,860
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	425,000
Party City Holdings, Inc.
8.875%, 08/01/2020 (S)		425,000	462,188
Penske Automotive Group Inc
5.750%, 10/01/2022 (S)		275,000	287,719
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	151,125
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	375,000	528,748
PPR
8.625%, 04/03/2014		50,000	70,794
PVH Corp.
4.500%, 12/15/2022		$275,000	271,219
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019		100,000	107,375
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022		375,000	384,375
Sealy Mattress Company
10.875%, 04/15/2016 (S)		150,000	159,563

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		$475,000	$514,781
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		650,000	688,188
Shea Homes LP
8.625%, 05/15/2019		575,000	638,250
Sinclair Television Group, Inc.
6.125%, 10/01/2022 (S)		375,000	400,313
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	392,000
Sonic Automotive, Inc.
7.000%, 07/15/2022		225,000	249,750
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		125,000	132,969
6.625%, 11/15/2022 (S)		125,000	134,688
Spectrum Brands, Inc.
9.500%, 06/15/2018		175,000	198,406
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	117,750
10.750%, 09/15/2016		250,000	311,250
Staples, Inc.
9.750%, 01/15/2014		240,000	258,090
Starwood Hotels &
Resorts Worldwide, Inc.
3.125%, 02/15/2023		70,000	69,056
7.150%, 12/01/2019		120,000	151,604
Starz LLC
5.000%, 09/15/2019		175,000	178,938
5.000%, 09/15/2019 (S)		100,000	102,250
Station Casinos LLC
3.660%, 06/18/2018		825,000	825,000
7.500%, 03/01/2021 (S)		400,000	402,500
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	275,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		445,000	463,422
Tempur-Pedic International, Inc.
6.875%, 12/15/2020 (S)		200,000	211,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	177,625
7.000%, 05/15/2022		300,000	312,750
8.250%, 08/15/2020		400,000	433,000
8.750%, 08/15/2020		125,000	141,563
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		235,000	232,625
4.000%, 03/15/2022		325,000	326,613
6.250%, 11/15/2014		440,000	474,650
10.000%, 07/15/2017		255,000	275,081
The ServiceMaster Company
8.000%, 02/15/2020		200,000	212,000
The Walt Disney Company
0.280%, 02/11/2015 (P)		390,000	389,777
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	40,000	41,157
5.950%, 07/15/2013		$145,000	147,860
Time Warner Cable, Inc.
5.500%, 09/01/2041		445,000	466,356
7.500%, 04/01/2014		50,000	53,587
8.250%, 02/14/2014		75,000	80,217
Time Warner, Inc.
6.500%, 11/15/2036		125,000	150,733
7.700%, 05/01/2032		10,000	13,751

The accompanying notes are an integral part of the financial statements.
192

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Toyota Motor Credit Corp.
2.000%, 09/15/2016		$275,000	$285,227
4.000%, 12/07/2017	GBP	10,000	16,863
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)		$200,000	202,000
Unitymedia GmbH
9.500%, 03/15/2021 (S)	EUR	425,000	631,762
9.625%, 12/01/2019		50,000	72,230
9.625%, 12/01/2019 (S)		307,000	443,490
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)		100,000	141,979
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		$350,000	378,000
6.875%, 05/15/2019 (S)		275,000	295,625
8.500%, 05/15/2021 (S)		1,325,000	1,445,906
Valeo SA
4.875%, 05/11/2018	EUR	100,000	145,657
Videotron, Ltd.
6.375%, 12/15/2015		$50,000	50,625
6.875%, 07/15/2021 (S)	CAD	475,000	508,970
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		$295,000	298,838
Volkswagen Leasing Gmbh
3.250%, 05/10/2018	EUR	100,000	142,006
Voyage Care Bondco PLC
6.500%, 08/01/2018 (S)	GBP	100,000	154,360
Whirlpool Corp.
3.700%, 03/01/2023		$50,000	50,525
4.700%, 06/01/2022		250,000	272,794
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		300,000	322,500
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		175,000	181,125
11.500%, 10/01/2018		200,000	232,250
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		375,000	399,844
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)		125,000	131,250
WPP 2008, Ltd.
6.000%, 04/04/2017	GBP	50,000	86,964
WPP Finance 2010
3.625%, 09/07/2022		$275,000	271,536
4.750%, 11/21/2021		320,000	344,464
WPP Finance UK
8.000%, 09/15/2014		65,000	71,589

			62,303,925
Consumer Staples - 2.1%
Altria Group, Inc.
4.750%, 05/05/2021		800,000	898,613
8.500%, 11/10/2013		280,000	295,106
9.250%, 08/06/2019		175,000	243,780
Anadolu Efes Biracilik Ve Malt Sanayii
AS
3.375%, 11/01/2022 (S)		320,000	304,400
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	54,781
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$200,000	204,000
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		100,000	99,500
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	140,296

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
BAT International Finance PLC
6.375%, 12/12/2019	GBP	40,000	$75,428
8.125%, 11/15/2013 (S)		$405,000	425,180
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	117,450
7.250%, 01/28/2020		100,000	117,450
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	125,883
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$208,000	227,240
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	334,345
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		600,000	623,633
4.100%, 03/15/2016		135,000	144,621
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	90,798
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	71,538
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	68,084
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	232,313
Ceridian Corp.
8.875%, 07/15/2019 (S)		200,000	225,500
Church & Dwight Compnay, Inc.
2.875%, 10/01/2022		135,000	134,338
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	373,116
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	150,233
ConAgra Foods, Inc.
4.950%, 08/15/2020 (S)		160,000	183,730
Constellation Brands, Inc.
6.000%, 05/01/2022		425,000	464,313
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		350,000	415,275
7.875%, 10/28/2019		100,000	118,650
Corporacion Azucarera del Peru SA
6.375%, 08/02/2022 (S)		210,000	226,275
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		110,000	126,885
Del Monte Corp.
7.625%, 02/15/2019		700,000	726,250
Delhaize Group SA
6.500%, 06/15/2017		375,000	430,568
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	354,950
Energizer Holdings, Inc.
4.700%, 05/19/2021 to 05/24/2022		495,000	526,070
ESAL GmbH
6.250%, 02/05/2023 (S)		205,000	202,950
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		350,000	363,125
Heineken NV
1.400%, 10/01/2017 (S)		135,000	134,589
2.750%, 04/01/2023 (S)		185,000	180,310
7.250%, 03/10/2015	GBP	40,000	67,481
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		$315,000	316,932
3.500%, 02/11/2023 (S)		570,000	576,972
4.500%, 07/05/2018	EUR	100,000	147,930

The accompanying notes are an integral part of the financial statements.
193

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Imperial Tobacco Finance PLC (continued)
6.250%, 12/04/2018	GBP	37,000	$67,267
Kraft Foods Group, Inc.
1.625%, 06/04/2015		$195,000	198,146
5.000%, 06/04/2042		65,000	70,969
Kraft Foods, Inc.
6.250%, 03/20/2015	EUR	50,000	72,145
7.250%, 07/18/2018	GBP	50,000	94,657
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	27,609
MHP SA
10.250%, 04/29/2015		$535,000	567,100
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)		225,000	231,188
Minerva Luxembourg SA
7.750%, 01/31/2023 (S)		300,000	322,125
12.250%, 02/10/2022 (S)		200,000	250,000
Molson Coors Brewing Company
2.000%, 05/01/2017		160,000	163,868
Molson Coors International LP
3.950%, 10/06/2017	CAD	40,000	40,947
Mriya Agro Holding PLC
10.950%, 03/30/2016 (S)		$200,000	206,000
10.950%, 03/30/2016		200,000	206,000
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	226,907
4.450%, 01/15/2022 (S)		150,000	165,165
5.000%, 03/15/2017	EUR	100,000	148,062
5.750%, 04/07/2021 (S)		$150,000	178,786
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	147,111
5.875%, 09/04/2015	EUR	50,000	73,497
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	49,950
3.250%, 11/01/2022		295,000	293,442
7.625%, 06/01/2016		215,000	256,127
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	129,063
9.000%, 04/15/2019		800,000	848,000
9.875%, 08/15/2019		250,000	273,750
Rite Aid Corp.
7.700%, 02/15/2027		400,000	385,000
9.250%, 03/15/2020		1,525,000	1,708,000
SABMiller Holdings Inc.
1.850%, 01/15/2015 (S)		200,000	203,505
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	90,492
The Coca-Cola Company
0.264%, 03/05/2015 (P)		$155,000	155,063
The Kroger Company
5.400%, 07/15/2040		205,000	220,148
The Pantry, Inc.
8.375%, 08/01/2020 (S)		225,000	241,594
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		200,000	214,296
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	412,441
US Foodservice
8.500%, 06/30/2019 (S)		775,000	811,813
Virgolino de Oliveira Finance, Ltd.
11.750%, 02/09/2022		200,000	216,750
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		310,000	325,653

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Yasar Holdings SA
9.625%, 10/07/2015		$200,000	$214,500

			21,848,017
Energy - 6.3%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		200,000	219,500
7.625%, 10/22/2019		100,000	109,750
Afren PLC
11.500%, 02/01/2016 (S)		200,000	234,500
Anadarko Petroleum Corp.
6.375%, 09/15/2017		190,000	226,911
Antero Resources Finance Corp.
6.000%, 12/01/2020 (S)		875,000	907,813
7.250%, 08/01/2019		475,000	513,000
9.375%, 12/01/2017		200,000	218,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	217,500
Berry Petroleum Company
6.375%, 09/15/2022		375,000	395,625
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	323,489
5.125%, 12/07/2017	GBP	50,000	87,386
Bill Barrett Corp.
7.000%, 10/15/2022		$475,000	490,438
7.625%, 10/01/2019		900,000	949,500
9.875%, 07/15/2016		250,000	268,750
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	231,210
BP Capital Markets PLC
1.375%, 11/06/2017		210,000	210,530
3.830%, 10/06/2017	EUR	100,000	145,473
Buckeye Partners LP
5.500%, 08/15/2019		$260,000	292,171
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	136,795
4.950%, 06/01/2015	CAD	35,000	36,453
5.700%, 05/15/2017		$335,000	391,849
6.450%, 06/30/2033		75,000	92,211
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		300,000	315,000
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013		150,000	150,788
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		200,000	206,500
Clayton Williams Energy Inc.
7.750%, 04/01/2019		600,000	600,000
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	164,110
Comstock Resources, Inc.
7.750%, 04/01/2019		50,000	51,250
Concho Resources, Inc.
5.500%, 04/01/2023		225,000	234,000
7.000%, 01/15/2021		425,000	469,625
CONSOL Energy, Inc.
8.000%, 04/01/2017		500,000	543,750
Continental Resources, Inc.
5.000%, 09/15/2022		275,000	295,625
Crosstex Energy LP
7.125%, 06/01/2022 (S)		200,000	211,000
8.875%, 02/15/2018		125,000	134,688
DCP Midstream Operating LP
2.500%, 12/01/2017		245,000	247,745
3.250%, 10/01/2015		325,000	336,890

The accompanying notes are an integral part of the financial statements.
194

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		$20,000	$21,907
DTEK Finance BV
9.500%, 04/28/2015 (S)		150,000	155,250
9.500%, 04/28/2015		100,000	103,500
El Paso Corp.
6.500%, 09/15/2020		75,000	83,555
7.750%, 01/15/2032		500,000	564,026
7.800%, 08/01/2031		125,000	140,034
8.250%, 02/15/2016		225,000	249,680
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	31,247
Enbridge Energy Partners LP
5.500%, 09/15/2040		110,000	115,363
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	58,172
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	33,184
Energy Transfer Partners LP
3.600%, 02/01/2023		$375,000	374,862
5.200%, 02/01/2022		550,000	618,258
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	19,881
Ensco PLC
3.250%, 03/15/2016		$325,000	345,391
Enterprise Products Operating LLC
1.250%, 08/13/2015		150,000	151,234
5.900%, 04/15/2013		250,000	251,368
5.950%, 02/01/2041		445,000	521,228
7.550%, 04/15/2038		210,000	286,244
EPL Oil & Gas, Inc.
8.250%, 02/15/2018 (S)		200,000	208,500
8.250%, 02/15/2018		75,000	78,375
EQT Corp.
4.875%, 11/15/2021		645,000	687,823
Exterran Holdings Inc
7.250%, 12/01/2018		175,000	185,938
Gazprom Neft OAO
4.375%, 09/19/2022 (S)		200,000	199,500
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	451,699
5.999%, 01/23/2021 (S)		250,000	281,875
6.605%, 02/13/2018	EUR	50,000	76,342
7.288%, 08/16/2037		$590,000	731,600
8.625%, 04/28/2034		175,000	243,031
GeoPark Latin America, Ltd. Agencia en
Chile
7.500%, 02/11/2020 (S)		200,000	204,000
Global Geophysical Services, Inc.
10.500%, 05/01/2017		50,000	38,250
Hess Corp.
7.875%, 10/01/2029		238,000	307,004
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		200,000	207,000
KazMunayGas National Company
9.125%, 07/02/2018		1,500,000	1,919,490
Key Energy Services, Inc.
6.750%, 03/01/2021		200,000	204,000
Kinder Morgan Energy Partners LP
3.450%, 02/15/2023		85,000	86,377
3.500%, 03/01/2016		55,000	58,861
3.950%, 09/01/2022		495,000	525,156
4.150%, 03/01/2022		60,000	64,257

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
5.125%, 11/15/2014		$90,000	$96,635
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016		185,000	201,375
6.000%, 01/15/2018 (S)		200,000	220,761
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	461,125
9.500%, 02/15/2019		150,000	169,500
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	240,500
Magellan Midstream Partners LP
4.250%, 02/01/2021		60,000	66,247
6.450%, 06/01/2014		145,000	154,259
6.550%, 07/15/2019		145,000	178,864
Marathon Oil Corp.
0.900%, 11/01/2015		185,000	184,574
2.800%, 11/01/2022		165,000	160,166
5.900%, 03/15/2018		100,000	119,470
Markwest Energy Partners LP
4.500%, 07/15/2023		400,000	391,000
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	208,870
Murphy Oil Corp.
4.000%, 06/01/2022		400,000	394,387
Nabors Industries, Inc.
4.625%, 09/15/2021		305,000	315,889
9.250%, 01/15/2019		440,000	559,620
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	112,875
Newfield Exploration Company
5.750%, 01/30/2022		350,000	376,250
Noble Corp.
5.875%, 06/01/2013		45,000	45,484
Noble Energy, Inc.
6.000%, 03/01/2041		285,000	344,580
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,935
3.450%, 08/01/2015		85,000	89,029
5.250%, 03/15/2042		560,000	565,337
7.375%, 03/15/2014		35,000	37,215
NuStar Logistics LP
4.800%, 09/01/2020		205,000	202,162
8.150%, 04/15/2018		180,000	206,337
ONEOK Partners LP
3.250%, 02/01/2016		260,000	274,974
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	135,256
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021		$100,000	114,500
7.250%, 12/12/2021 (S)		100,000	114,500
Parker Drilling Company
9.125%, 04/01/2018		550,000	595,375
PBF Holding Company LLC
8.250%, 02/15/2020 (S)		475,000	516,563
PDC Energy, Inc.
7.750%, 10/15/2022 (S)		850,000	898,875
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	106,250
7.375%, 11/01/2016		375,000	427,500
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	369,000	549,674
6.625%, 06/15/2035		$85,000	102,000

The accompanying notes are an integral part of the financial statements.
195

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pemex Project Funding Master Trust (continued)
7.500%, 12/18/2013	GBP	35,000	$55,507
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		$650,000	684,125
8.375%, 06/01/2020 (S)		425,000	448,375
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	269,208
6.500%, 05/27/2041 (S)		200,000	220,500
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	195,000
Petrobras Global Finance BV
4.250%, 10/02/2023	EUR	100,000	134,759
Petrobras International Finance Company
4.875%, 03/07/2018		200,000	284,359
5.375%, 01/27/2021		$440,000	480,467
5.750%, 01/20/2020		360,000	399,715
5.875%, 03/01/2018		260,000	291,211
6.875%, 01/20/2040		200,000	232,843
7.875%, 03/15/2019		115,000	140,803
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	571,564
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,268,989	2,087,470
5.125%, 10/28/2016		418,734	370,580
5.250%, 04/12/2017		537,300	475,511
5.375%, 04/12/2027		215,000	155,875
8.500%, 11/02/2017		1,288,200	1,275,318
12.750%, 02/17/2022		350,000	406,875
Petroleos Mexicanos
3.500%, 01/30/2023 (S)		485,000	475,300
4.875%, 01/24/2022		890,000	978,110
5.500%, 01/21/2021 to 06/27/2044		1,955,000	2,031,863
5.500%, 06/27/2044 (S)		220,000	226,050
6.500%, 06/02/2041		1,400,000	1,648,500
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	265,500
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		650,000	715,000
Phillips 66
1.950%, 03/05/2015		185,000	189,072
4.300%, 04/01/2022		470,000	518,048
Pioneer Natural Resources Company
3.950%, 07/15/2022		340,000	354,437
5.875%, 07/15/2016		255,000	288,327
Plains All American Pipeline LP
2.850%, 01/31/2023		155,000	152,436
5.750%, 01/15/2020		385,000	461,173
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	135,000
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	79,500
6.625%, 11/15/2020		425,000	451,563
QEP Resources, Inc.
5.250%, 05/01/2023		825,000	853,875
Range Resources Corp.
5.000%, 08/15/2022		250,000	255,625
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		145,000	161,675
Regency Energy Partners LP
5.500%, 04/15/2023		225,000	237,375
6.875%, 12/01/2018		350,000	378,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		$500,000	$532,010
5.400%, 02/14/2022 (S)		250,000	280,400
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	50,687
4.750%, 02/16/2017		55,000	77,629
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (S)		$375,000	367,500
6.850%, 07/15/2018 (S)		25,000	25,125
Rosneft Oil Company
4.199%, 03/06/2022 (S)		200,000	199,500
Rowan Companies, Inc.
4.875%, 06/01/2022		100,000	108,803
5.000%, 09/01/2017		315,000	351,803
7.875%, 08/01/2019		230,000	288,049
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)		375,000	395,625
7.500%, 11/30/2016		150,000	165,750
SandRidge Energy, Inc.
7.500%, 03/15/2021 to 02/15/2023		350,000	366,250
SESI LLC
6.375%, 05/01/2019		525,000	563,063
7.125%, 12/15/2021		665,000	736,488
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		290,000	288,550
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023		425,000	461,188
6.625%, 02/15/2019		650,000	697,125
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	103,836
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	352,223
Suncor Energy Inc.
5.390%, 03/26/2037 (S)	CAD	30,000	33,924
Swift Energy Company
7.875%, 03/01/2022		$700,000	729,750
7.875%, 03/01/2022 (S)		75,000	78,188
8.875%, 01/15/2020		500,000	537,500
Talisman Energy, Inc.
3.750%, 02/01/2021		380,000	396,000
5.125%, 05/15/2015		175,000	188,372
Targa Resources Partners LP
6.375%, 08/01/2022		350,000	381,500
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		170,000	202,123
Tervita Corp.
9.750%, 11/01/2019 (S)		350,000	346,500
TMK OAO
7.750%, 01/27/2018		200,000	214,250
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	170,813
7.250%, 02/02/2020 (S)		100,000	121,250
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	16,931
TransCanada PipeLines, Ltd.
2.500%, 08/01/2022		$225,000	220,473
4.650%, 10/03/2016	CAD	40,000	42,460
Transocean, Inc.
2.500%, 10/15/2017		$270,000	273,422
4.950%, 11/15/2015		130,000	141,408
5.050%, 12/15/2016		530,000	590,444
5.250%, 03/15/2013		240,000	240,336

The accompanying notes are an integral part of the financial statements.
196

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Valero Energy Corp.
6.125%, 06/15/2017		$255,000	$303,928
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	300,805
9.625%, 03/01/2019		160,000	210,013
Western Gas Partners LP
4.000%, 07/01/2022		515,000	533,363
Williams Companies, Inc.
3.700%, 01/15/2023		375,000	373,623
Williams Partners LP
3.350%, 08/15/2022		215,000	213,722
3.800%, 02/15/2015		170,000	179,352
4.125%, 11/15/2020		135,000	145,515
6.300%, 04/15/2040		400,000	472,971
WPX Energy, Inc.
6.000%, 01/15/2022		625,000	656,250
Yancoal International Resources
Development Company, Ltd.
5.730%, 05/16/2022 (S)		240,000	245,940

			66,526,424
Financials - 8.8%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	150,750
ABN Amro Bank NV
6.375%, 04/27/2021	EUR	100,000	146,699
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	248,871
5.875%, 06/15/2014		150,000	160,019
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	40,000	70,642
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	159,900
5.000%, 10/24/2022 (S)		150,000	155,625
5.125%, 07/22/2015 (S)		200,000	210,250
6.500%, 03/09/2018 (S)		200,000	227,860
7.500%, 02/05/2018 (S)	TRY	300,000	166,823
Alfa Bank OJSC
7.500%, 09/26/2019 (S)		$200,000	215,862
7.875%, 09/25/2017		350,000	395,150
7.875%, 09/25/2017 (S)		220,000	248,380
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	146,644
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025		40,000	56,145
Ally Financial, Inc.
6.250%, 12/01/2017		$550,000	614,293
7.500%, 09/15/2020		475,000	574,750
American Express Credit Corp.
5.125%, 08/25/2014		260,000	276,988
American International Group, Inc.
3.000%, 03/20/2015		125,000	129,967
4.250%, 09/15/2014		380,000	399,165
4.875%, 06/01/2022		290,000	328,971
6.400%, 12/15/2020		100,000	124,414
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	411,394
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	332,201

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	$69,489
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	300,000	468,768
Atlantic Finance, Ltd.
10.750%,05/27/2014		$100,000	108,800
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	160,875
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	27,929
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	71,466
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	135,534
Banco Bilbao Vizcaya Argentaria SA
4.250%, 01/18/2017		200,000	275,184
Banco Bradesco SA
4.125%, 05/16/2016 (S)		$200,000	211,400
Banco de Bogota SA
5.375%, 02/19/2023 (S)		200,000	208,000
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		300,000	329,250
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		330,000	340,842
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		700,000	764,750
Banco Santander Chile
3.875%, 09/20/2022 (S)		300,000	300,971
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	692,080
Bancolombia SA
4.250%, 01/12/2016		$100,000	104,850
5.950%, 06/03/2021		200,000	228,500
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	211,000	291,047
Bank of America Corp.
1.250%, 01/11/2016		$210,000	209,379
1.500%, 10/09/2015		340,000	341,052
2.000%, 01/11/2018		190,000	189,919
3.875%, 03/22/2017		520,000	560,264
4.750%, 04/03/2017	EUR	150,000	219,849
5.500%, 12/04/2019	GBP	40,000	69,963
5.625%, 07/01/2020		$315,000	368,665
5.650%, 05/01/2018		1,030,000	1,195,780
6.500%, 08/01/2016		70,000	80,779
Bank of Georgia
7.750%, 07/05/2017 (S)		450,000	478,238
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	45,602
Bank of Nova Scotia
0.750%, 10/09/2015		$205,000	204,958
2.740%, 12/01/2016	CAD	30,000	29,878
Banque du Liban
10.000%, 04/25/2015		$100,000	112,500
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	607,614
5.200%, 07/10/2014		$455,000	481,845
5.250%, 05/27/2014	EUR	50,000	68,943
5.750%, 08/17/2021	GBP	50,000	90,296
6.625%, 03/30/2022	EUR	50,000	75,695

The accompanying notes are an integral part of the financial statements.
197

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BB&T Corp.
1.600%, 08/15/2017		$95,000	$96,248
5.700%, 04/30/2014		210,000	222,490
BBVA Banco Continental SA
2.250%, 07/29/2016 (S)		165,000	161,288
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	134,028
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	488,881
BNP Paribas SA
2.500%, 08/23/2019	EUR	40,000	53,993
2.875%, 11/27/2017		50,000	69,493
3.750%, 11/25/2020		40,000	58,076
Boardwalk Pipelines LP
3.375%, 02/01/2023		$565,000	551,001
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		250,000	261,875
BPCE SA
2.375%, 10/04/2013 (S)		975,000	984,951
BR Malls International Finance, Ltd.
8.500%, 01/29/2049 (Q) (S)		160,000	174,400
BR Properties SA
9.000%, 10/29/2049 (Q) (S)		200,000	221,500
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022		100,000	102,074
Camden Property Trust
2.950%, 12/15/2022		120,000	116,667
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	29,788
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	301,500
Capital One Financial Corp.
2.125%, 07/15/2014		290,000	295,000
2.150%, 03/23/2015		160,000	163,566
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	297,000
Central China Real Estate, Ltd.
12.250%, 10/20/2015		500,000	552,500
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	46,891
Citigroup, Inc.
0.857%, 05/31/2017 (P)	EUR	50,000	61,198
1.238%, 04/01/2014 (P)		$178,000	178,723
1.250%, 01/15/2016		315,000	314,152
3.500%, 08/05/2015	EUR	50,000	69,064
4.587%, 12/15/2015		$80,000	86,789
6.125%, 05/15/2018		160,000	191,451
6.250%, 09/02/2019	GBP	45,000	82,289
7.375%, 06/16/2014	EUR	50,000	70,851
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019		40,000	51,633
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	79,443
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	391,806
6.500%, 08/15/2016		90,000	103,752
CNH Capital LLC
3.875%, 11/01/2015		245,000	251,738
6.250%, 11/01/2016		75,000	82,875

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		$325,000	$344,500
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	130,928
Commonwealth Bank of Australia
1.950%, 03/16/2015		$270,000	276,969
3.625%, 10/14/2014	CAD	50,000	50,009
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		$200,000	207,500
10.500%, 08/11/2015		100,000	112,147
11.125%, 02/23/2018 (S)		450,000	520,875
11.250%, 04/22/2017 (S)		100,000	112,620
Credit Suisse/London
5.125%, 09/18/2017	EUR	75,000	114,003
Danske Bank A/S
4.750%, 06/04/2014		75,000	102,589
Discover Financial Services
10.250%, 07/15/2019		$245,000	323,764
DNB Bank ASA
3.200%, 04/03/2017 (S)		970,000	1,032,033
3.875%, 06/29/2020	EUR	75,000	110,690
E*TRADE Financial Corp.
6.375%, 11/15/2019		$500,000	521,250
6.750%, 06/01/2016		350,000	373,625
Emaar Sukuk, Ltd.
8.500%, 08/03/2016		250,000	285,313
Equity One, Inc.
3.750%, 11/15/2022		345,000	338,812
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	729,684
Export-Import Bank of Korea
4.625%, 02/20/2017	EUR	194,000	278,622
FCE Bank PLC
2.875%, 10/03/2017		100,000	135,906
Fifth Third Bancorp
3.500%, 03/15/2022		$180,000	187,821
3.625%, 01/25/2016		210,000	225,122
6.250%, 05/01/2013		355,000	358,432
8.250%, 03/01/2038		270,000	376,945
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	41,679
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	154,325
5.250%, 05/18/2015		145,000	206,915
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066		50,000	64,135
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	33,310
5.625%, 12/12/2014 to 04/25/2019		90,000	152,566
General Electric Capital Corp.
0.935%, 04/07/2014 (P)		$40,000	40,261
2.375%, 06/30/2015		235,000	242,893
4.625%, 01/07/2021		400,000	452,429
5.300%, 02/11/2021		655,000	753,955
5.875%, 01/14/2038		350,000	411,276
6.875%, 01/10/2039		415,000	547,250
General Shopping Finance, Ltd.
10.000%, 11/29/2049 (Q)		5,000	5,015
10.000%, 11/29/2049 (Q) (S)		200,000	200,588
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	216,000

The accompanying notes are an integral part of the financial statements.
198

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Gulf South Pipeline Company LP
4.000%, 06/15/2022		$100,000	$105,554
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	168,258
Highwoods Realty LP
3.625%, 01/15/2023		165,000	162,179
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	250,056
7.875%, 08/15/2014		65,000	68,878
HSBC Bank Canada
3.558%, 10/04/2017	CAD	35,000	35,811
HSBC Bank PLC
3.875%, 10/24/2018	EUR	100,000	146,953
HSBC Covered Bonds France
3.375%, 01/20/2017		250,000	357,274
HSBC Holdings PLC
5.100%, 04/05/2021		$665,000	774,732
6.000%, 06/10/2019	EUR	50,000	77,570
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
Gilt + 2.500%)
04/08/2018	GBP	60,000	91,653
HSBC USA, Inc.
1.625%, 01/16/2018		$255,000	256,140
2.375%, 02/13/2015		140,000	144,349
HSBK Europe BV
7.250%, 05/03/2017		100,000	109,865
Hub International, Ltd.
8.125%, 10/15/2018 (S)		300,000	312,750
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	563,932
Inergy Midstream LP
6.000%, 12/15/2020 (S)		$125,000	129,375
ING US, Inc.
2.900%, 02/15/2018 (S)		295,000	297,042
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	446,994
International Bank For Reconstruction &
Development
3.875%, 05/20/2019	EUR	217,000	330,712
International Lease Finance Corp.
6.625%, 11/15/2013		$490,000	507,150
Intesa Sanpaolo SpA
3.125%, 01/15/2016		310,000	305,889
4.000%, 11/08/2018	EUR	200,000	264,198
4.125%, 01/14/2016		100,000	134,281
Invesco Finance PLC
3.125%, 11/30/2022		$245,000	246,445
iPayment, Inc.
10.250%, 05/15/2018		475,000	439,375
IPIC GMTN, Ltd.
5.875%, 03/14/2021	EUR	100,000	157,391
iStar Financial, Inc.
7.125%, 02/15/2018		$125,000	129,688
Itau Unibanco Holding SA
5.650%, 03/19/2022 (S)		400,000	417,600
Jefferies Group, Inc.
3.875%, 11/09/2015		420,000	438,375
8.500%, 07/15/2019		80,000	99,754
JPMorgan Chase & Company
0.908%, 02/26/2016 (P)		190,000	190,227
2.000%, 08/15/2017		645,000	658,562
3.250%, 09/23/2022		130,000	131,235

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
3.700%, 01/20/2015		$90,000	$94,781
4.500%, 01/24/2022		1,385,000	1,542,071
5.250%, 01/14/2015	EUR	50,000	70,677
6.300%, 04/23/2019		$95,000	116,381
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	100,000	131,861
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	96,363
KeyCorp
3.750%, 08/13/2015		$215,000	229,812
Kilroy Realty LP
4.800%, 07/15/2018		215,000	240,739
5.000%, 11/03/2015		260,000	283,376
6.625%, 06/01/2020		295,000	358,234
KM Germany Holdings GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	382,435
Kreditanstalt fuer Wiederaufbau
0.500%, 04/19/2016		$453,000	452,636
4.375%, 07/04/2018	EUR	575,000	886,239
4.700%, 06/02/2037	CAD	245,000	268,080
5.500%, 12/07/2015	GBP	410,000	704,093
5.550%, 06/07/2021		100,000	192,225
6.000%, 08/20/2020	AUD	1,242,000	1,413,850
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	113,750
12.750%, 03/30/2016		400,000	449,788
Ladder Capital Finance Holdings LLP
7.375%, 10/01/2017 (S)		275,000	281,875
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	77,769
Lloyds TSB Bank PLC
6.375%, 06/17/2016		110,000	167,496
6.500%, 03/24/2020		50,000	73,466
7.625%, 04/22/2025	GBP	30,000	52,812
Loxam SAS
7.375%, 01/24/2020 (S)	EUR	100,000	133,166
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014		60,000	80,863
7.750%, 05/14/2038		$265,000	358,062
MetLife Institutional Funding II
0.675%, 01/06/2015 (P) (S)		150,000	150,168
1.205%, 04/04/2014 (P) (S)		260,000	262,321
MetLife, Inc.
3.048%, 12/15/2022		465,000	465,492
5.250%, 06/29/2020	GBP	50,000	87,291
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)		$160,000	159,634
1.700%, 06/29/2015 (S)		170,000	173,749
4.625%, 05/16/2017	EUR	100,000	148,082
Morgan Stanley
1.538%, 02/25/2016 (P)		$435,000	436,519
1.902%, 01/24/2014 (P)		395,000	398,457
3.450%, 11/02/2015		245,000	255,456
3.750%, 02/25/2023		1,375,000	1,389,380
3.800%, 04/29/2016		200,000	212,344
4.900%, 02/23/2017	CAD	45,000	46,700
5.000%, 05/02/2019	EUR	50,000	73,848

The accompanying notes are an integral part of the financial statements.
199

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.125%, 11/30/2015	GBP	100,000	$163,644
5.375%, 08/10/2020	EUR	100,000	150,822
5.500%, 07/24/2020 to 07/28/2021		$500,000	573,792
6.000%, 04/28/2015		330,000	360,241
6.625%, 04/01/2018		100,000	119,014
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	213,250
6.875%, 05/01/2021		350,000	377,563
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	81,733
National Bank of Canada
1.450%, 11/07/2017		$380,000	380,186
Nationstar Mortgage LLC
6.500%, 07/01/2021 (S)		150,000	153,750
9.625%, 05/01/2019 (S)		375,000	425,625
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	68,640
4.375%, 02/28/2022		250,000	395,393
5.625%, 09/09/2019	GBP	50,000	89,642
6.750%, 07/22/2020	EUR	75,000	113,723
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	365,750
5.875%, 03/15/2022 (S)		335,000	351,750
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	81,434
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	357,208
Nordea Bank AB
1.750%, 10/04/2013 (S)		195,000	196,352
2.125%, 01/14/2014 (S)		200,000	202,833
3.125%, 03/20/2017 (S)		540,000	572,997
3.750%, 02/24/2017	EUR	100,000	143,197
4.875%, 05/13/2021 (S)		$650,000	702,831
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	423,109
Numericable Finance & Company SCA
8.750%, 02/15/2019 (S)		100,000	141,652
12.375%, 02/15/2019 (S)		300,000	464,123
Nuveen Investments, Inc.
9.125%, 10/15/2017 (S)		$125,000	125,625
Odebrecht Finance, Ltd.
7.125%, 06/26/2042		400,000	461,000
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		150,000	159,375
6.750%, 10/15/2022		250,000	275,625
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)		250,000	247,188
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	80,200
PNC Funding Corp.
3.300%, 03/08/2022		$255,000	263,496
5.625%, 02/01/2017		115,000	132,224
PQ Corp.
8.750%, 05/01/2018 (S)		575,000	608,781
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	72,547
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	60,596
3.300%, 09/15/2022		75,000	76,640
6.050%, 10/15/2036		180,000	224,684
8.875%, 05/15/2019		135,000	183,179

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Principal Life Global Funding II
1.000%, 12/11/2015 (S)		$90,000	$90,275
ProLogis LP
4.500%, 08/15/2017		180,000	197,684
6.625%, 12/01/2019		90,000	109,161
Promsvyazbank OJSC
6.200%, 04/25/2014 (S)		200,000	204,495
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	445,512
Provident Funding Associates LP
10.125%, 02/15/2019 (S)		125,000	133,750
10.250%, 04/15/2017 (S)		350,000	391,563
Prudential Financial, Inc.
5.375%, 06/21/2020		370,000	436,353
Rabobank Nederland NV
3.950%, 11/09/2022		500,000	508,277
4.125%, 09/14/2022	EUR	100,000	135,568
4.250%, 01/16/2017		50,000	72,648
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	127,992
RCI Banque SA
4.250%, 04/27/2017	EUR	50,000	69,506
4.375%, 01/27/2015		25,000	34,183
4.600%, 04/12/2016 (S)		$350,000	365,904
Realogy Corp.
9.000%, 01/15/2020 (S)		100,000	114,750
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	269,091
Regency Centers LP
5.875%, 06/15/2017		120,000	138,176
6.000%, 06/15/2020		165,000	194,025
Regions Financial Corp.
5.750%, 06/15/2015		230,000	249,838
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	265,308
5.625%, 03/15/2017		150,000	170,947
6.450%, 11/15/2019		375,000	450,174
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	474,938
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	598,725
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	51,185
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$470,000	483,800
Santander International Debt SAU
4.000%, 03/27/2017	EUR	200,000	266,418
Sberbank of Russia
5.125%, 10/29/2022 (S)		$200,000	201,400
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	241,625
SEB AB
3.750%, 05/19/2016	EUR	100,000	141,327
Simon Property Group LP
4.200%, 02/01/2015		$250,000	264,174
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	81,218
SLM Corp.
4.625%, 09/25/2017		$380,000	389,723
5.500%, 01/25/2023		805,000	802,287
6.000%, 01/25/2017		760,000	822,700

The accompanying notes are an integral part of the financial statements.
200

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp. (continued)
6.250%, 01/25/2016		$125,000	$135,313
8.450%, 06/15/2018		590,000	697,675
Societe Generale SA
2.500%, 01/15/2014 (S)		205,000	207,337
5.400%, 01/30/2018	GBP	25,000	40,123
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	416,500
Standard Chartered Bank
5.875%, 09/26/2017	EUR	50,000	75,252
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		$420,000	427,792
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		200,000	214,556
Sun Life Financial Global Funding LP
0.574%, 10/06/2013 (P) (S)		250,000	249,956
SunTrust Banks, Inc.
3.600%, 04/15/2016		305,000	326,743
Svenska Handelsbanken AB
5.500%, 05/26/2016	GBP	50,000	85,539
Synovus Financial Corp.
5.125%, 06/15/2017		$500,000	498,125
7.875%, 02/15/2019		150,000	170,250
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		615,000	620,761
2.375%, 01/22/2018		595,000	602,850
3.625%, 02/07/2016 to 01/22/2023		375,000	387,546
3.700%, 08/01/2015		160,000	169,033
4.500%, 01/30/2017	EUR	150,000	215,066
5.250%, 12/15/2015	GBP	10,000	16,541
5.500%, 10/12/2021		15,000	24,568
5.750%, 01/24/2022		$325,000	381,395
6.125%, 02/14/2017	GBP	20,000	34,657
6.150%, 04/01/2018		$210,000	248,174
6.250%, 02/01/2041		255,000	309,446
6.375%, 05/02/2018	EUR	35,000	55,182
6.750%, 10/01/2037		$190,000	215,481
7.500%, 02/15/2019		140,000	177,035
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	150,000	233,902
The Toronto-Dominion Bank
0.481%, 07/26/2013 (P)		$135,000	135,141
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
06/03/2018	CAD	65,000	63,686
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		$100,000	128,125
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		400,000	455,000
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	199,000
4.875%, 07/19/2017 (S)		310,000	329,530
U.S. Bancorp
2.200%, 11/15/2016		335,000	349,867
3.442%, 02/01/2016		185,000	195,468
UBS AG
1.301%, 01/28/2014 (P)		250,000	251,640
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	80,138
6.375%, 07/20/2016	GBP	25,000	43,997

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	$326,866
4.875%, 03/07/2017		150,000	206,066
Union Bank NA
2.125%, 06/16/2017		$255,000	261,806
Unum Group
5.625%, 09/15/2020		115,000	133,074
5.750%, 08/15/2042		200,000	216,290
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	118,006
US Bancorp
2.950%, 07/15/2022		150,000	149,583
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	124,037
Ventas Realty LP
2.000%, 02/15/2018		290,000	290,809
3.125%, 11/30/2015		255,000	269,317
3.250%, 08/15/2022		285,000	283,121
4.000%, 04/30/2019		295,000	320,174
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	500,000	704,997
VTB Bank OJSC
6.551%, 10/13/2020		$300,000	331,140
6.950%, 10/17/2022 (S)		200,000	214,000
Wachovia Bank NA
4.875%, 02/01/2015		55,000	59,090
Wavedivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	131,250
WEA Finance LLC
3.375%, 10/03/2022 (S)		325,000	330,084
5.750%, 09/02/2015 (S)		185,000	205,902
Wells Fargo & Company
1.250%, 02/13/2015		235,000	237,221
2.100%, 05/08/2017		265,000	273,816
2.625%, 08/16/2022	EUR	100,000	133,109
Wells Fargo Canada Corp.
2.774%, 02/09/2017	CAD	70,000	69,609
Westpac Banking Corp.
1.125%, 09/25/2015		$295,000	297,435
5.000%, 10/21/2019	GBP	50,000	87,598
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		$175,000	184,211

			92,870,150
Health Care - 1.7%
AbbVie, Inc.
1.200%, 11/06/2015 (S)		380,000	383,120
2.900%, 11/06/2022 (S)		100,000	99,964
Aetna, Inc.
1.500%, 11/15/2017		50,000	50,180
2.750%, 11/15/2022		235,000	229,424
Agilent Technologies, Inc.
3.200%, 10/01/2022		100,000	99,965
6.500%, 11/01/2017		210,000	252,331
Boston Scientific Corp.
4.500%, 01/15/2015		180,000	190,836
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	673,438
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	881,246
Cardinal Health, Inc.
1.900%, 06/15/2017		$110,000	111,958
5.500%, 06/15/2013		280,000	283,872

The accompanying notes are an integral part of the financial statements.
201

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Catholic Health Initiatives
1.600%, 11/01/2017		$25,000	$25,358
2.950%, 11/01/2022		140,000	140,736
Celgene Corp.
1.900%, 08/15/2017		45,000	45,773
Centene Corp.
5.750%, 06/01/2017		325,000	344,500
Community Health Systems, Inc.
5.125%, 08/15/2018		350,000	367,938
7.125%, 07/15/2020		450,000	484,875
8.000%, 11/15/2019		595,000	656,731
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	313,271
DaVita, Inc.
6.375%, 11/01/2018		$300,000	319,875
Express Scripts Holding Company
2.750%, 11/21/2014		220,000	226,939
3.125%, 05/15/2016		360,000	379,955
3.900%, 02/15/2022		255,000	271,770
Express Scripts, Inc.
6.250%, 06/15/2014		155,000	165,637
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		525,000	568,313
5.875%, 01/31/2022 (S)		300,000	329,250
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	154,351
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	316,500
Health Management Associates, Inc.
7.375%, 01/15/2020		100,000	109,250
Hologic, Inc.
6.250%, 08/01/2020 (S)		250,000	263,750
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	592,250
inVentiv Health, Inc.
10.750%, 08/15/2018 (S)		300,000	260,250
11.000%, 08/15/2018 (S)		325,000	281,938
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		500,000	573,750
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	208,146
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	347,813
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)		350,000	377,125
12.500%, 11/01/2019 (S)		150,000	147,000
Life Technologies Corp.
3.375%, 03/01/2013		315,000	315,000
3.500%, 01/15/2016		180,000	188,514
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	163,313
MedAssets, Inc.
8.000%, 11/15/2018		300,000	328,500
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	137,254
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	555,000
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	100,000	135,777
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)		100,000	133,767

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Sky Growth Acquisition Corp.
7.375%, 10/15/2020 (S)		$150,000	$154,688
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)		265,000	266,829
Tenet Healthcare Corp.
4.500%, 04/01/2021 (S)		300,000	295,875
8.875%, 07/01/2019		25,000	28,250
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		175,000	196,000
UnitedHealth Group, Inc.
0.850%, 10/15/2015		80,000	80,266
3.875%, 10/15/2020		40,000	43,836
4.625%, 11/15/2041		290,000	303,061
4.700%, 02/15/2021		200,000	229,442
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	109,750
Universal Hospital Services, Inc.
7.625%, 08/15/2020		225,000	240,188
7.625%, 08/15/2020 (S)		125,000	133,281
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (S)		100,000	107,625
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019		325,000	348,156
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (Z)		17,000	13,260
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		350,000	376,688
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017		75,000	75,644
3.250%, 10/01/2022		465,000	468,960
4.625%, 10/01/2042		130,000	131,224
5.000%, 08/15/2014		260,000	275,116
WellPoint, Inc.
1.250%, 09/10/2015		115,000	115,889
3.300%, 01/15/2023		355,000	359,308
6.000%, 02/15/2014		110,000	115,544

			17,955,383
Industrials - 3.3%
Adecco International Financial
Services BV
4.750%, 04/13/2018	EUR	100,000	145,578
AerCap Aviation Solutions BV
6.375%, 05/30/2017		$350,000	371,000
Aguila 3 SA
7.875%, 01/31/2018 (S)		875,000	927,500
Air Jamaica, Ltd.
9.375%, 07/08/2015		41,072	41,893
Air Lease Corp.
4.500%, 01/15/2016		225,000	230,063
5.625%, 04/01/2017		575,000	609,500
Aircastle, Ltd.
6.250%, 12/01/2019		400,000	431,000
6.750%, 04/15/2017		650,000	716,625
7.625%, 04/15/2020		25,000	28,688
Alliance Global Group, Inc.
6.500%, 08/18/2017		100,000	109,882
Alpek SA de CV
4.500%, 11/20/2022 (S)		200,000	205,500
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	215,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		175,000	188,563

The accompanying notes are an integral part of the financial statements.
202

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		$225,000	$226,125
Associated Materials LLC
9.125%, 11/01/2017		500,000	521,875
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	139,644
6.250%, 06/09/2022	GBP	15,000	24,586
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	50,000	85,054
BAA Funding, Ltd.
2.500%, 06/25/2015 (S)		$245,000	252,853
4.600%, 02/15/2018	EUR	50,000	73,633
5.225%, 02/15/2023	GBP	50,000	86,831
BC Mountain LLC
7.000%, 02/01/2021 (S)		$200,000	206,000
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	110,816
5.400%, 06/01/2041		135,000	156,550
Canadian Pacific Railway Company
7.250%, 05/15/2019		80,000	102,370
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	528,188
Caterpillar Financial Services, Ltd.
2.630%, 06/01/2017	CAD	15,000	14,849
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)		$175,000	177,625
5.250%, 08/01/2020		175,000	180,250
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	353,844
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	161,625
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		157,724	181,777
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		219,145	254,208
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		72,511	81,212
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		124,631	135,848
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		380,000	395,200
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	374,063
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		96,330	108,497
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		57,521	66,437
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		104,320	114,230
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		73,546	81,636
DP World Sukuk, Ltd.
6.250%, 07/02/2017		470,000	529,338

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Ducommun, Inc.
9.750%, 07/15/2018		$300,000	$328,500
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	400,313
Embraer SA
5.150%, 06/15/2022		120,000	131,580
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,466
2.250%, 01/10/2014 (S)		110,000	111,402
2.750%, 07/01/2013 to 03/15/2017 (S)		175,000	180,156
3.300%, 10/15/2022 (S)		155,000	155,836
4.500%, 08/16/2021 (S)		60,000	66,041
5.250%, 10/01/2020 (S)		350,000	405,705
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	575,000	809,020
Experian Finance PLC
4.750%, 02/04/2020		50,000	76,645
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018		525,000	756,491
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$5,181	5,349
Florida East Coast Railway Corp.
8.125%, 02/01/2017		450,000	484,313
FTI Consulting, Inc.
6.000%, 11/15/2022 (S)		275,000	283,938
G4S PLC
7.750%, 05/13/2019	GBP	50,000	94,252
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$75,000	80,250
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)	EUR	200,000	268,943
GATX Corp.
3.500%, 07/15/2016		$440,000	465,820
4.850%, 06/01/2021		410,000	438,270
General Cable Corp.
5.750%, 10/01/2022 (S)		200,000	205,000
General Electric Capital Corp.
0.685%, 01/09/2015 (P)		110,000	110,103
0.905%, 01/08/2016 (P)		200,000	201,016
General Electric Company
0.850%, 10/09/2015		270,000	270,845
4.125%, 10/09/2042		235,000	234,953
Geo Debt Finance SCA
7.500%, 08/01/2018 (S)	EUR	100,000	129,413
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	32,852
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		$200,000	219,000
HD Supply, Inc.
7.500%, 07/15/2020 (S)		525,000	525,656
10.500%, 01/15/2021 (S)		550,000	567,875
11.500%, 07/15/2020 (S)		125,000	144,063
HDTFS, Inc.
6.250%, 10/15/2022 (S)		225,000	241,875
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)		585,000	649,385
Interline Brands, Inc., PIK
10.000%, 11/15/2018 (S)		175,000	192,391
Iron Mountain, Inc.
5.750%, 08/15/2024		225,000	224,438
Kansas City Southern de
Mexico SA de CV
6.125%, 06/15/2021		275,000	308,688

The accompanying notes are an integral part of the financial statements.
203

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern de Mexico SA
de CV (continued)
6.625%, 12/15/2020		$150,000	$169,125
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	579,469
L-3 Communications Corp.
4.750%, 07/15/2020		550,000	608,004
4.950%, 02/15/2021		45,000	50,438
Legrand SA
4.250%, 02/24/2017	EUR	50,000	72,541
MAN SE
7.250%, 05/20/2016		25,000	38,764
Manpower, Inc.
4.750%, 06/14/2013		50,000	65,977
Masco Corp.
5.850%, 03/15/2017		$325,000	354,436
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	207,000
Mead Products LLC
6.750%, 04/30/2020 (S)		275,000	291,156
Meccanica Holdings USA, Inc.
6.250%, 07/15/2019 (S)		375,000	385,403
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	297,000
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	84,787
Navistar International Corp.
8.250%, 11/01/2021		$250,000	241,250
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		400,000	444,000
Norfolk Southern Corp.
5.750%, 01/15/2016		370,000	419,152
Nortek, Inc.
8.500%, 04/15/2021		375,000	413,438
10.000%, 12/01/2018		375,000	417,656
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		95,000	105,213
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	250,275
7.125%, 06/26/2042 (S)		200,000	230,500
Owens Corning
4.200%, 12/15/2022		430,000	440,701
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)		210,000	212,356
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	200,375
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	82,313
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	192,938
5.700%, 05/15/2041		600,000	707,241
RKI Finance 2010, Ltd.
9.500%, 09/21/2015		100,000	106,143
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	45,212
Roper Industries, Inc.
1.850%, 11/15/2017		$145,000	145,983
6.250%, 09/01/2019		295,000	358,146
6.625%, 08/15/2013		150,000	153,871
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	202,000
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		200,000	226,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Schaeffler Finance BV (continued)
8.750%, 02/15/2019 (S)	EUR	100,000	$148,830
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		$300,000	336,000
Silver II Borrower
7.750%, 12/15/2020 (S)		250,000	260,000
Southwest Airlines Company
5.125%, 03/01/2017		305,000	335,836
5.250%, 10/01/2014		190,000	201,831
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	132,500
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	200,000	277,429
Tervita Corp.
8.000%, 11/15/2018 (S)		$250,000	257,500
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	281,875
8.500%, 11/01/2020		175,000	197,531
TransDigm, Inc.
7.750%, 12/15/2018		475,000	521,313
TransUnion Holding Company, Inc., PIK
8.125%, 06/15/2018 (S)		175,000	183,313
Union Pacific Corp.
4.750%, 09/15/2041		405,000	444,604
United Rentals North America, Inc.
5.750%, 07/15/2018		250,000	269,063
6.125%, 06/15/2023		200,000	210,000
United Technologies Corp.
4.500%, 06/01/2042		150,000	161,336
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		94,832	103,367
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		215,000	223,600
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		40,000	41,800
USG Corp.
8.375%, 10/15/2018 (S)		50,000	55,375
9.750%, 01/15/2018		650,000	764,563
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	378,929
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	296,081
Waste Management, Inc.
2.600%, 09/01/2016		110,000	115,262
2.900%, 09/15/2022		305,000	300,396

			35,119,496
Information Technology - 1.5%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	139,689
Agilent Technologies, Inc.
2.500%, 07/15/2013		225,000	226,663
5.000%, 07/15/2020		145,000	163,879
Alliance Data Systems Corp.
5.250%, 12/01/2017 (S)		325,000	337,188
6.375%, 04/01/2020 (S)		425,000	457,938
Altera Corp.
1.750%, 05/15/2017		145,000	148,018
Altice Financing SA
7.875%, 12/15/2019 (S)		400,000	432,000
8.000%, 12/15/2019 (S)	EUR	100,000	140,347

The accompanying notes are an integral part of the financial statements.
204

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Arrow Electronics, Inc.
3.000%, 03/01/2018		$80,000	$80,409
4.500%, 03/01/2023		145,000	144,949
Autodesk, Inc.
1.950%, 12/15/2017		75,000	74,291
Avnet, Inc.
4.875%, 12/01/2022		370,000	378,647
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,570
CDW LLC
8.500%, 04/01/2019		525,000	578,813
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	200,000	259,804
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	580,125
Earthlink, Inc.
8.875%, 05/15/2019		200,000	208,000
Epicor Software Corp.
8.625%, 05/01/2019		325,000	350,188
Equinix, Inc.
5.375%, 04/01/2023		325,000	325,406
7.000%, 07/15/2021		550,000	603,625
First Data Corp.
6.750%, 11/01/2020 (S)		450,000	461,813
7.375%, 06/15/2019 (S)		975,000	1,024,969
8.875%, 08/15/2020 (S)		75,000	82,875
12.625%, 01/15/2021		1,000,000	1,066,250
Fiserv, Inc.
3.125%, 06/15/2016		440,000	464,285
3.500%, 10/01/2022		305,000	301,471
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	142,684
2.625%, 12/09/2014		150,000	153,480
3.000%, 09/15/2016		465,000	477,622
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	520,125
IBM Corp.
0.273%, 02/04/2015 (P)		575,000	575,003
Infor US, Inc.
9.375%, 04/01/2019		450,000	505,125
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019		800,000	742,000
Motorola Solutions, Inc.
3.500%, 03/01/2023		270,000	266,579
NCR Corp.
4.625%, 02/15/2021 (S)		125,000	123,750
5.000%, 07/15/2022 (S)		275,000	273,625
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)		325,000	329,063
Oracle Corp.
2.500%, 10/15/2022		230,000	226,433
Sensata Technologies BV
6.500%, 05/15/2019 (S)		450,000	482,625
SunGard Data Systems, Inc.
6.625%, 11/01/2019 (S)		560,000	575,400
Xerox Corp.
1.110%, 05/16/2014 (P)		105,000	104,807
2.950%, 03/15/2017		110,000	112,825
5.650%, 05/15/2013		170,000	171,549
6.350%, 05/15/2018		350,000	406,922

			15,296,829

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials - 3.8%
AEP Industries, Inc.
8.250%, 04/15/2019		$250,000	$271,250
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		125,000	134,688
AK Steel Corp.
7.625%, 05/15/2020		475,000	422,750
Aleris International, Inc.
7.875%, 11/01/2020		275,000	291,500
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		575,000	615,250
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	384,313
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	211,300
2.750%, 06/07/2019	EUR	100,000	133,593
ArcelorMittal
5.375%, 06/01/2013		$210,000	211,893
5.750%, 08/05/2020		175,000	185,545
6.000%, 03/01/2021		325,000	345,001
6.125%, 06/01/2018		1,035,000	1,116,189
6.750%, 02/25/2022		175,000	192,746
10.350%, 06/01/2019		300,000	378,833
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		211,125	229,071
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		275,000	275,688
7.375%, 10/15/2017	EUR	100,000	141,652
9.250%, 10/15/2020 (S)		525,000	747,101
Ashland, Inc.
3.875%, 04/15/2018 (S)		$100,000	101,500
4.750%, 08/15/2022 (S)		435,000	441,800
Ball Corp.
7.375%, 09/01/2019		250,000	276,875
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		225,000	231,464
Barrick North America Finance LLC
5.700%, 05/30/2041		115,000	124,783
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	165,375
9.000%, 11/01/2017		200,000	216,250
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	348,969
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	76,584
5.200%, 07/15/2021		195,000	207,817
Cascades, Inc.
7.750%, 12/15/2017		350,000	370,125
7.875%, 01/15/2020		700,000	749,000
Celanese US Holdings LLC
4.625%, 11/15/2022		625,000	627,344
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	171,375
Cemex Finance LLC
9.375%, 10/12/2022 (S)		900,000	1,046,250
9.500%, 12/14/2016		100,000	108,500
9.500%, 12/14/2016 (S)		100,000	108,500
Cemex SAB de CV
5.311%, 09/30/2015 (P) (S)		230,000	236,325
9.000%, 01/11/2018 (S)		800,000	887,000
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		400,000	432,000
10.500%, 04/27/2017 (S)		200,000	229,500

The accompanying notes are an integral part of the financial statements.
205

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	375,000	$533,643
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$85,714	83,143
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)		525,000	513,188
7.125%, 11/01/2018		150,000	162,375
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		800,000	789,418
3.750%, 11/04/2020 (S)		315,000	330,971
6.150%, 10/24/2036		200,000	244,805
7.500%, 01/15/2019 (S)		130,000	165,317
CRH America, Inc.
5.300%, 10/15/2013		140,000	143,660
CRH Finance, Ltd.
7.375%, 05/28/2014	EUR	50,000	70,433
Crown Americas LLC
4.500%, 01/15/2023 (S)		$250,000	244,375
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		350,000	355,688
Eastman Chemical Company
2.400%, 06/01/2017		140,000	145,864
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		975,000	1,014,000
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)		200,000	206,000
Exopack Holding Corp.
10.000%, 06/01/2018		250,000	238,125
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	200,000
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		225,000	235,688
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	330,000
9.500%, 06/15/2017		150,000	160,125
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	213,652
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		550,000	541,750
8.875%, 02/01/2018 (S)		250,000	251,875
9.000%, 11/15/2020		150,000	135,750
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	94,053
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		$495,000	576,025
Huntsman International LLC
4.875%, 11/15/2020 (S)		150,000	148,125
8.625%, 03/15/2020 to 03/15/2021		275,000	309,250
Ineos Finance PLC
8.375%, 02/15/2019 (S)		350,000	383,250
9.000%, 05/15/2015 (S)		200,000	211,500
International Paper Company
4.750%, 02/15/2022		835,000	937,014
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	504,688
Koppers, Inc.
7.875%, 12/01/2019		200,000	220,000
Lafarge SA
6.750%, 12/16/2019	EUR	350,000	525,484
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	38,340

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Mercer International, Inc.
9.500%, 12/01/2017		$475,000	$515,375
Metalloinvest Finance, Ltd.
6.500%, 07/21/2016 (S)		300,000	316,200
Mexichem SAB de CV
4.875%, 09/19/2022 (S)		200,000	211,000
Momentive Performance Materials, Inc.
8.875%, 10/15/2020		175,000	179,594
9.000%, 01/15/2021		300,000	228,750
Newcrest Finance Pty, Ltd.
4.200%, 10/01/2022 (S)		135,000	139,471
4.450%, 11/15/2021 (S)		500,000	531,310
Novelis, Inc.
8.750%, 12/15/2020		475,000	532,000
PolyOne Corp.
5.250%, 03/15/2023 (S)		250,000	252,500
7.375%, 09/15/2020		200,000	221,500
PTT Global Chemical PCL
4.250%, 09/19/2022 (S)		200,000	208,424
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	475,000	647,813
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		$350,000	383,091
Rock-Tenn Company
3.500%, 03/01/2020 (S)		185,000	188,125
4.000%, 03/01/2023 (S)		240,000	241,278
4.450%, 03/01/2019 (S)		100,000	107,468
4.900%, 03/01/2022 (S)		220,000	235,959
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020		75,000	77,625
Ryerson, Inc.
9.000%, 10/15/2017 (S)		775,000	848,625
11.250%, 10/15/2018 (S)		1,300,000	1,332,500
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	414,000
7.750%, 07/15/2017 (S)		475,000	524,875
8.375%, 06/15/2019 (S)		200,000	224,000
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	483,750
Severstal OAO
5.900%, 10/17/2022 (S)		200,000	204,800
6.250%, 07/26/2016		200,000	215,200
6.700%, 10/25/2017 (S)		175,000	191,450
6.700%, 10/25/2017		100,000	109,400
Southern Copper Corp.
5.375%, 04/16/2020		50,000	56,753
7.500%, 07/27/2035		100,000	123,686
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		225,000	240,750
Styrolution GmbH
7.625%, 05/15/2016 (S)	EUR	350,000	475,220
Summit Materials LLC
10.500%, 01/31/2020 (S)		$375,000	416,250
Teck Resources, Ltd.
2.500%, 02/01/2018		55,000	56,152
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		275,000	303,875
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	325,500
The Dow Chemical Company
2.500%, 02/15/2016		265,000	276,221
4.250%, 11/15/2020		35,000	38,454

The accompanying notes are an integral part of the financial statements.
206

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company (continued)
8.550%, 05/15/2019		$400,000	$539,995
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (S)		250,000	249,063
Tronox Finance LLC
6.375%, 08/15/2020 (S)		300,000	298,125
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	133,166
7.375%, 05/01/2021 (S)		$175,000	181,125
Vale Overseas, Ltd.
4.375%, 01/11/2022		273,000	284,192
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	71,545
7.250%, 04/05/2041 (S)		$840,000	942,900
Vulcan Materials Company
7.500%, 06/15/2021		425,000	497,250

			39,979,578
Telecommunication Services - 2.9%
Altice Finco SA
9.875%, 12/15/2020 (S)		600,000	666,000
America Movil SAB de CV
2.375%, 09/08/2016		200,000	207,099
3.625%, 03/30/2015		150,000	158,057
8.460%, 12/18/2036	MXN	1,000,000	89,000
American Tower Corp.
3.500%, 01/31/2023		$90,000	88,778
4.625%, 04/01/2015		405,000	433,752
4.700%, 03/15/2022		95,000	103,115
7.250%, 05/15/2019		280,000	345,923
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	148,964
AT&T, Inc.
0.677%, 02/12/2016 (P)		180,000	180,804
5.550%, 08/15/2041		160,000	180,504
5.875%, 04/28/2017	GBP	50,000	88,141
6.300%, 01/15/2038		$270,000	329,037
Bell Canada
5.000%, 02/15/2017 (S)	CAD	30,000	32,148
British Telecommunications PLC
6.500%, 07/07/2015	EUR	50,000	73,525
8.625%, 03/26/2020	GBP	40,000	82,042
CC Holdings GS V LLC
2.381%, 12/15/2017 (S)		$195,000	196,334
3.849%, 04/15/2023 (S)		945,000	950,121
Clearwire Communications LLC
12.000%, 12/01/2017 (S)		250,000	293,125
Colombia Telecomunicaciones SA ESP
5.375%, 09/27/2022 (S)		200,000	204,000
Cricket Communications, Inc.
7.750%, 10/15/2020		550,000	559,625
Crown Castle International Corp.
5.250%, 01/15/2023		425,000	435,625
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	353,432
6.113%, 01/15/2020 (S)		240,000	291,517
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	50,000	75,178
6.000%, 01/20/2017		30,000	46,006
7.375%, 12/04/2019	GBP	10,000	19,546
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$400,000	426,600
10.500%, 04/15/2018 (S)		800,000	880,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Digicel, Ltd.
6.000%, 04/15/2021 (S)		$200,000	$199,500
8.250%, 09/01/2017		200,000	211,000
Discovery Communications LLC
3.700%, 06/01/2015		325,000	345,211
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	750,750
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	71,793
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	28,472
GCI, Inc.
6.750%, 06/01/2021		$175,000	166,250
Goodman Networks, Inc.
13.125%, 07/01/2018 (S)		300,000	333,000
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		275,000	297,457
7.628%, 06/15/2016 (S)		375,000	408,908
Intelsat Jackson Holdings SA
7.250%, 10/15/2020		450,000	482,625
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	116,021
Level 3 Communications, Inc.
8.875%, 06/01/2019 (S)		$150,000	162,000
11.875%, 02/01/2019		350,000	404,250
Level 3 Financing, Inc.
7.000%, 06/01/2020 (S)		200,000	210,000
8.625%, 07/15/2020		550,000	610,500
Matterhorn Midco & Cy SCA
7.750%, 02/15/2020 (S)	EUR	375,000	503,045
Matterhorn Mobile Holdings SA
8.250%, 02/15/2020		100,000	141,979
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		$200,000	206,500
NII Capital Corp.
7.625%, 04/01/2021		820,000	574,000
8.875%, 12/15/2019		382,000	286,500
10.000%, 08/15/2016		365,000	323,025
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	158,760
PAETEC Holding Corp.
9.875%, 12/01/2018		$175,000	200,375
Qwest Corp.
7.500%, 10/01/2014		175,000	190,999
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	20,000	22,302
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	265,625
8.750%, 02/01/2020 (S)		200,000	226,000
SBA Telecommunications, Inc.
8.250%, 08/15/2019		98,000	108,290
SBA Tower Trust
2.933%, 12/15/2017 (S)		540,000	563,869
4.254%, 04/15/2015 (S)		280,000	297,104
Sprint Capital Corp.
6.875%, 11/15/2028		1,300,000	1,313,000
8.750%, 03/15/2032		400,000	470,000
Sprint Nextel Corp.
6.000%, 11/15/2022		475,000	479,750
9.000%, 11/15/2018 (S)		620,000	768,800
9.125%, 03/01/2017		600,000	708,750
11.500%, 11/15/2021		325,000	447,688

The accompanying notes are an integral part of the financial statements.
207

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$500,000	$545,000
Telecom Italia Capital SA
5.250%, 11/15/2013 to 10/01/2015		885,000	910,020
6.175%, 06/18/2014		375,000	391,355
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	65,532
5.625%, 12/29/2015	GBP	50,000	80,868
8.250%, 03/21/2016	EUR	50,000	75,000
Telefonica Emisiones SAU
2.582%, 04/26/2013		$200,000	200,389
3.661%, 09/18/2017	EUR	150,000	201,295
3.992%, 02/16/2016		$415,000	428,348
4.693%, 11/11/2019	EUR	50,000	69,479
5.375%, 02/02/2018	GBP	50,000	80,555
5.877%, 07/15/2019		$70,000	76,290
6.221%, 07/03/2017		200,000	221,676
Telenet Finance V Luxembourg SCA
6.250%, 08/15/2022 (S)	EUR	275,000	368,002
Telstra Corp., Ltd.
6.125%, 08/06/2014	GBP	10,000	16,233
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	26,801
5.050%, 07/23/2020		25,000	27,811
TVN Finance Corp II AB
10.750%, 11/15/2017	EUR	100,000	143,284
tw telecom holdings, Inc.
5.375%, 10/01/2022		$200,000	208,500
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		450,000	495,000
UPCB Finance, Ltd.
7.625%, 01/15/2020 (S)	EUR	150,000	212,478
7.625%, 01/15/2020		100,000	141,652
Vimpel Communications
7.748%, 02/02/2021		$800,000	901,600
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	202,905
7.504%, 03/01/2022 (S)		600,000	670,500
Vivendi SA
2.400%, 04/10/2015 (S)		145,000	147,569
4.875%, 12/02/2019	EUR	50,000	75,357
Vodafone Group PLC
8.125%, 11/26/2018	GBP	50,000	99,983
West Corp.
7.875%, 01/15/2019		$300,000	313,500
8.625%, 10/01/2018		650,000	692,250
Wideopenwest Finance LLC
10.250%, 07/15/2019 (S)		350,000	381,500
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		500,000	513,500
11.750%, 07/15/2017	EUR	100,000	137,735
11.750%, 07/15/2017 (S)		$850,000	894,625

			31,008,688
Utilities - 2.4%
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	379,334
AmeriGas Finance LLC
7.000%, 05/20/2022		375,000	405,000
Appalachian Power Company
6.375%, 04/01/2036		115,000	144,097
Black Hills Corp.
9.000%, 05/15/2014		115,000	125,185

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)		$200,000	$214,400
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	80,965
7.125%, 12/09/2013	EUR	50,000	68,553
CEZ A/S
5.000%, 10/19/2021		50,000	78,569
China Resources Gas Group, Ltd.
4.500%, 04/05/2022 (S)		$200,000	218,962
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		200,000	218,000
CMS Energy Corp.
5.050%, 03/15/2022		200,000	225,127
6.250%, 02/01/2020		105,000	124,455
8.750%, 06/15/2019		100,000	131,337
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)		700,000	759,500
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	91,121
Dominion Resources, Inc.
2.750%, 09/15/2022		180,000	180,540
DPL, Inc.
7.250%, 10/15/2021		450,000	482,625
DTE Energy Company
0.987%, 06/03/2013 (P)		185,000	185,255
Duke Energy Carolinas LLC
4.000%, 09/30/2042		220,000	220,908
Duke Energy Corp.
1.625%, 08/15/2017		360,000	362,717
2.150%, 11/15/2016		190,000	196,530
E.CL SA
5.625%, 01/15/2021 (S)		100,000	112,630
E.ON International Finance BV
6.000%, 10/30/2019	GBP	50,000	91,921
Eastern Power Networks PLC
5.750%, 03/08/2024		40,000	70,954
EDF SA
4.600%, 01/27/2020 (S)		$300,000	333,605
6.250%, 01/25/2021	EUR	50,000	84,210
6.875%, 12/12/2022	GBP	50,000	97,018
Enel Finance International NV
3.875%, 10/07/2014 (S)		$250,000	257,022
4.000%, 09/14/2016	EUR	50,000	68,716
5.125%, 10/07/2019 (S)		$220,000	233,562
Enel SpA
5.250%, 01/14/2015	EUR	55,000	76,207
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	232,474
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	197,952
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	390,382
Ferrellgas LP
6.500%, 05/01/2021		1,050,000	1,064,438
9.125%, 10/01/2017		100,000	107,500
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	180,530
4.250%, 03/15/2023		470,000	470,382
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		70,000	74,775
Florida Gas Transmission Company LLC
3.875%, 07/15/2022 (S)		265,000	283,715

The accompanying notes are an integral part of the financial statements.
208

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Florida Gas Transmission
Company LLC (continued)
4.000%, 07/15/2015 (S)		$75,000	$79,714
Foresight Energy LLC
9.625%, 08/15/2017 (S)		750,000	806,250
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	50,000	68,596
GDF Suez
1.625%, 10/10/2017 (S)		$275,000	275,923
2.625%, 07/20/2022	EUR	130,000	173,474
6.125%, 02/11/2021	GBP	50,000	91,994
GenOn Energy, Inc.
7.875%, 06/15/2017		$150,000	166,500
9.500%, 10/15/2018		1,200,000	1,428,000
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	161,197
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		400,000	418,500
Hydro One Inc.
5.360%, 05/20/2036	CAD	25,000	29,499
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$605,000	622,305
Iberdrola Finanzas SAU
4.625%, 04/07/2017	EUR	100,000	140,738
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	300,000	452,839
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		$85,000	90,525
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	312,566
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		495,000	517,567
LG&E and KU Energy LLC
2.125%, 11/15/2015		100,000	102,450
Majapahit Holding BV
7.750%, 01/20/2020		550,000	679,250
8.000%, 08/07/2019 (S)		100,000	124,500
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (S)		395,000	415,738
Mississippi Power Company
2.350%, 10/15/2016		80,000	83,832
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	50,670
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	53,674
National Grid PLC
5.000%, 07/02/2018	EUR	47,000	72,294
6.500%, 04/22/2014		50,000	69,513
National Power Corp.
6.875%, 11/02/2016		$100,000	116,750
Nevada Power Company
6.650%, 04/01/2036		110,000	147,467
6.750%, 07/01/2037		75,000	102,459
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,561
NiSource Finance Corp.
5.250%, 02/15/2043		560,000	594,357
5.400%, 07/15/2014		205,000	217,397
5.950%, 06/15/2041		215,000	242,801
6.150%, 03/01/2013		43,000	43,000
6.250%, 12/15/2040		185,000	220,887
10.750%, 03/15/2016		115,000	142,286

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Northeast Utilities
5.650%, 06/01/2013		$370,000	$374,608
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	21,000	37,331
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		$350,000	372,750
Ohio Power Company
5.750%, 09/01/2013		260,000	266,778
ONEOK, Inc.
4.250%, 02/01/2022		320,000	341,146
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	285,192
PPL Capital Funding, Inc.
3.500%, 12/01/2022		160,000	161,517
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		425,000	449,352
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	239,891
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	237,706
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	46,079
6.500%, 04/20/2021		20,000	37,393
6.625%, 01/31/2019	EUR	50,000	83,363
Scottish Power UK PLC
6.750%, 05/29/2023	GBP	10,000	19,123
8.375%, 02/20/2017		20,000	37,033
Sempra Energy
1.068%, 03/15/2014 (P)		$285,000	286,220
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	95,378
6.125%, 02/26/2024	GBP	20,000	37,210
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	194,456
Snam SpA
5.000%, 01/18/2019	EUR	100,000	144,267
Southern California Gas Company
3.750%, 09/15/2042		$220,000	217,055
Southern Company
1.950%, 09/01/2016		115,000	118,753
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	206,118
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021		225,000	243,750
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		700,000	767,288
Tampa Electric Company
6.150%, 05/15/2037		100,000	133,957
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	376,018
6.572%, 11/01/2017		37,000	44,760
Veolia Environnement SA
5.125%, 05/24/2022	EUR	40,000	62,125
5.250%, 06/03/2013		$155,000	156,406
5.375%, 05/28/2018	EUR	35,000	53,805

			24,834,074

TOTAL CORPORATE BONDS (Cost $388,178,307)			$407,742,564

CAPITAL PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		$450,000	441,000

The accompanying notes are an integral part of the financial statements.
209

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials - 0.1%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$510,000	$584,588

TOTAL CAPITAL PREFERRED SECURITIES (Cost $915,694) $		1,025,588

CONVERTIBLE BONDS - 0.0%
Computer & Electronics Retail - 0.0%
RadioShack Corp. 2.500%, 08/01/2013 (S)	225,000	216,000

TOTAL CONVERTIBLE BONDS (Cost $217,614)		$216,000

MUNICIPAL BONDS - 1.2%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	200,000	272,930
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	213,198
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	245,000	302,381
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	194,025
City of Houston (Texas)
5.000%, 03/01/2023	165,000	204,958
City of New York (New York)
5.846%, 06/01/2040	205,000	264,512
6.271%, 12/01/2037	115,000	151,902
5.000%, 04/01/2023	75,000	92,044
City Public Service Board of San Antonio
(Texas)
5.250%, 02/01/2024	280,000	363,034
Commonwealth of Massachusetts
4.500%, 08/01/2031	190,000	207,503
5.250%, 09/01/2024	200,000	261,886
5.000%, 06/01/2025	90,000	109,744
Commonwealth of Pennsylvania
5.000%, 06/01/2024	220,000	273,398
5.000%, 07/01/2021	230,000	290,628
County of Harris, TX
5.000%, 10/01/2024	135,000	169,943
Dallas Independent School District
4.000%, 08/15/2027	135,000	151,295
5.000%, 08/15/2029	150,000	182,558
District of Columbia
5.250%, 12/01/2034	200,000	244,004
5.591%, 12/01/2034	40,000	49,499
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	177,020
Guam Power Authority
7.500%, 10/01/2015	110,000	113,033
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	129,911
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	138,553
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	245,667
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	164,915
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	193,739

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	$55,000	$81,019
New Jersey State Turnpike Authority
5.000%, 01/01/2029	175,000	205,608
New Jersey Transportation Trust Fund
Authority
5.250%, 12/15/2022	150,000	186,026
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	35,000	35,424
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	127,835
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	170,000	212,503
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	110,000	134,317
5.000%, 02/01/2025	105,000	125,910
New York State Dormitory Authority
4.000%, 12/15/2022	125,000	147,579
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	558,796
Port Authority of New York & New Jersey
4.458%, 10/01/2062	615,000	620,529
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	222,125
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	130,507
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	278,803
State of California
4.000%, 09/01/2026	295,000	328,279
State of Georgia
5.000%, 10/01/2021	595,000	761,451
5.000%, 07/01/2023	170,000	216,077
5.000%, 07/01/2025	125,000	156,926
5.000%, 07/01/2024	105,000	132,585
State of Hawaii
5.000%, 12/01/2023	380,000	468,312
5.000%, 11/01/2023	175,000	219,620
5.000%, 11/01/2024	100,000	124,456
State of Louisiana
5.000%, 08/01/2021	115,000	145,165
5.000%, 07/15/2021	130,000	164,012
State of Minnesota
5.000%, 03/01/2027	125,000	151,504
State of Oregon
5.892%, 06/01/2027	60,000	76,217
State of Washington
5.000%, 07/01/2024	185,000	228,608
5.000%, 07/01/2022	190,000	240,194
Texas Transportation Commission
5.178%, 04/01/2030	240,000	293,556
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	226,089

The accompanying notes are an integral part of the financial statements.
210

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Utah Transit Authority
5.937%, 06/15/2039	$135,000	$176,500
Virginia College Building Authority
5.000%, 02/01/2022	85,000	107,333
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	42,208
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	261,008
Virginia Public School Authority
5.000%, 08/01/2023	260,000	325,504

TOTAL MUNICIPAL BONDS (Cost $12,324,289)		$13,074,865

TERM LOANS (M) - 1.6%
Consumer Discretionary - 0.6%
Atlantic Broadband Penn LLC
4.500%, 12/02/2019	224,438	227,243
Bresnan Broadband Holdings LLC
4.500%, 12/14/2017	223,291	224,073
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	837,933	853,073
Charter Communications Operating LLC
3.460%, 09/06/2016	76,395	76,613
Clear Channel Communications, Inc.
3.854%, 01/29/2016	375,000	322,074
Delta 2 Sarl
6.000%, 04/30/2019	992,513	1,002,438
Dunkin’ Brands, Inc.
3.765%, 02/07/2020	209,005	209,354
KAR Auction Services, Inc.
5.000%, 05/18/2017	275,800	278,098
MGM Resorts International
4.250%, 12/20/2019	100,000	101,286
MTL Publishing LLC
5.500%, 06/29/2018	223,875	226,617
Peninsula Gaming LLC
5.750%, 11/20/2017	575,000	582,188
Station Casinos LLC
4.202%, 06/17/2016	643,073	636,642
Station Casinos, Inc.-,
TBD 02/13/2020 (T)	675,000	680,625
Univision Communications, Inc.
4.454%, 03/31/2017	237,728	238,078
Village Roadshow, Ltd.
4.750%, 11/21/2017	75,000	75,750
Weather Channel-,
TBD 02/07/2017 (T)	250,000	251,875
WideOpenWest Finance LLC
6.250%, 07/17/2018	597,000	603,564

		6,589,591
Consumer Staples - 0.1%
Del Monte Foods Company
4.000%, 03/08/2018	206,133	206,906
PF Chang’s China Bistro, Inc.
5.250%, 07/02/2019	723,188	730,419

		937,325
Energy - 0.1%
FTS International, Inc.
8.500%, 05/06/2016	375,000	341,719
MEG Energy Corp.-,
TBD 03/20/2020 (T)	125,000	125,260

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy (continued)
Samson Investment Company
6.000%, 09/25/2018	$300,000	$302,813

		769,792
Financials - 0.2%
Asurion Corp.-,
TBD 05/24/2019 (T)	625,000	627,188
Capital Automotive LP
5.250%, 03/11/2017	442,231	444,257
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	375,083
Nuveen Investments, Inc.
5.764%, 05/13/2017	328,945	328,945
5.767%, 05/13/2017	321,454	321,454
8.250%, 03/01/2019	500,000	510,625

		2,607,552
Health Care - 0.1%
Biomet, Inc.
4.003%, 07/25/2017	195,916	197,171
Capsugel Holdings US, Inc.
4.750%, 08/01/2018	243,552	246,521
HCA, Inc.
3.454%, 05/01/2018	579,981	582,566
MModal, Inc.
6.750%, 08/17/2019	224,444	216,962
Universal Health Services, Inc.
3.750%, 11/15/2016	75,854	76,044

		1,319,264
Industrials - 0.1%
AWAS Aviation Capital, Ltd.
5.250%, 06/10/2016	444,406	450,517
Generac Power Systems, Inc.
6.250%, 05/30/2018	317,139	322,953
Navistar, Inc.
7.000%, 08/17/2017	249,375	252,232

		1,025,702
Information Technology - 0.2%
Alcatel-Lucent
7.250%, 01/31/2019	225,000	227,461
CompuCom Systems, Inc.
6.500%, 10/04/2018	150,000	151,375
First Data Corp.
5.202%, 03/24/2017	941,095	942,859
RP Crown Parent LLC
6.750%, 12/21/2018	625,000	632,813

		1,954,508
Materials - 0.0%
INEOS US Finance LLC
6.500%, 05/04/2018	471,438	480,866
Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA
4.500%, 04/02/2018	274,313	277,170
Level 3 Financing, Inc.
4.750%, 08/01/2019	250,000	252,083

		529,253
Utilities - 0.1%
Equipower Resources Holdings LLC
5.500%, 12/21/2018	563,013	570,754
10.000%, 06/21/2019	350,000	357,000

The accompanying notes are an integral part of the financial statements.
211

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities (continued)
NRG Energy, Inc.
3.250%, 07/02/2018	$147,750	$148,410

		1,076,164

TOTAL TERM LOANS (Cost $16,842,006)		$17,290,017

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.4%
Commercial & Residential - 1.8%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.442%, 11/25/2035 (P)	9,218	9,125
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	355,743
Banc of America
Commercial Mortgage, Inc.
Series 2006-4, Class A4,
5.634%, 07/10/2046	260,000	294,076
Series 2006-2, Class A4,
5.732%, 05/10/2045 (P)	210,000	237,242
Banc of America Funding Corp.,
Series 2005-A 5A1
0.501%, 02/20/2035 (P)	8,010	7,513
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	72,017	72,149
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	328,677
Series 2007-1, Class AAB,
5.422%, 01/15/2049	233,331	242,956
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,107,977
Series 2007-4, Class A4,
5.745%, 02/10/2051 (P)	145,000	168,779
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.915%, 02/25/2034 (P)	58,001	57,855
Series 2005-B, Class 2A1,
2.977%, 03/25/2035 (P)	63,476	60,253
Series 2004-H, Class 2A2,
3.118%, 09/25/2034 (P)	79,869	79,503
Series 2004-I, Class 3A2,
3.121%, 10/25/2034 (P)	15,193	15,612
Series 2004-D, Class 2A2,
3.124%, 05/25/2034 (P)	33,774	33,300
Series 2005-J, Class 3A1,
3.134%, 11/25/2035 (P)	147,669	138,951
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	310,000	332,255
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	169,644	175,928
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	10,862	10,862
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	388,761
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	64,210	66,242
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	107,149
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	412,133	425,542

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	$628,000	$711,411
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	24,121	24,352
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.360%, 04/15/2040 (P)	115,000	119,814
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3,
Class AAB 5.608%, 10/15/2048	111,607	112,591
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.006%, 12/10/2049 (P)	122,767	122,957
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	49,097	49,534
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	49,110
Series 2007-C9, Class A4,
5.800%, 12/10/2049 (P)	675,000	792,610
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
6.063%, 02/15/2041 (P)	145,000	169,404
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.790%, 10/18/2054 (P) (S)	210,000	218,180
Series 2011-1A, Class A5,
1.803%, 10/18/2054 (P) (S)	200,000	206,302
FREMF Mortgage Trust
Series 2013-K24, Class B,
3.502%, 11/25/2045 (P) (S)	110,000	109,560
Series 2012-K711, Class B,
3.563%, 08/25/2045 (P) (S)	275,000	284,080
Series 2012-K23, Class B,
3.656%, 10/25/2045 (P) (S)	145,000	146,161
Series 2012-K22, Class B,
3.687%, 08/25/2045 (P) (S)	175,000	177,796
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.202%, 06/19/2035 (P)	49,675	50,383
Greenpoint MTA Trust, Seres 2005-AR1,
Class A1 0.442%, 06/25/2045 (P)	229,639	157,069
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	130,136	130,318
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	38,822	39,620
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	270,000	270,829
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	185,000	205,298
Harborview Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.412%, 11/19/2036 (P)	651,638	485,656
Series 2005-2, Class 2A1A,
0.422%, 05/19/2035 (P)	60,978	49,434

The accompanying notes are an integral part of the financial statements.
212

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.954%, 10/15/2054 (P) (S)	$795,000	$812,973
Series 2012-3A, Class B1,
2.504%, 10/15/2054 (P) (S)	250,000	258,758
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	34,322	34,527
Series 2012-C8, Class A3,
2.829%, 10/15/2045	350,000	354,956
Series 2004-PNC1, Class A4,
5.369%, 06/12/2041 (P)	115,000	120,472
Series 2007-CB19, Class A4,
5.726%, 02/12/2049 (P)	575,000	663,189
JP Morgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.502%, 10/25/2035 (P)	218,163	158,648
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	65,610	66,306
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	83,233	84,452
Series 2004-C1, Class A3,
4.719%, 01/15/2038	125,000	127,889
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	230,071	237,757
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	127,215
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	1,004,679
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,040,909
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	396,252
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	44,914	46,154
Series 2003-C8, Class A3,
4.830%, 11/15/2027	167,691	169,468
Series 2005-C5, Class A4,
4.954%, 09/15/2030	50,000	54,096
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	353,313
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	125,049
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	154,505
Series 2008-C1, Class AM,
6.158%, 04/15/2041 (P)	65,000	76,444
Series 2008-C1, Class A2,
6.158%, 04/15/2041 (P)	630,000	755,199
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	300,000	350,246
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	235,000	259,469
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	160,297

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	$68,994	$68,985
Series 2005-T17, Class A5,
4.780%, 12/13/2041	70,000	74,011
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	245,000	277,160
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	12,684	12,802
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.682%, 04/25/2037 (P)	172,608	161,929
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.591%, 03/15/2025 (P)	4,283	4,833
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	115,924
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.492%, 10/25/2045 (P)	35,570	33,391
Series 2005-AR13, Class A1A3,
0.982%, 10/25/2045 (P)	64,470	63,738
Series 2005-AR12, Class 2A1,
2.953%, 09/25/2035 (P)	39,421	39,230
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.902%, 03/25/2036 (P)	148,805	119,655
Series 2005-AR2, Class 3A1,
2.663%, 03/25/2035 (P)	75,824	75,817
Series 2005-AR2, Class 2A2,
2.683%, 03/25/2035 (P)	155,993	155,706
Series 2004-G, Class A3,
4.716%, 06/25/2034 (P)	68,987	70,751
Series 2003-O, Class 5A1,
4.926%, 01/25/2034 (P)	84,038	84,673

		18,750,746
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 3153, Class UG,
0.651%, 05/15/2036 (P)	46,978	47,503
Series 3913, Class FA,
0.701%, 08/15/2041 (P)	296,326	299,184
Series 4077, Class MF,
0.701%, 07/15/2042 (P)	402,879	404,535
Series 199, Class PO,
0.981%, 08/01/2028	3,066	2,791
Series K025, Class A1,
1.875%, 04/25/2022	230,000	235,777
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	4,029	126
Federal National Mortgage Association
Series 2012-79, Class FM,
0.652%, 07/25/2042 (P)	154,957	155,930
Series 319, Class 2 IO,
6.500%, 02/01/2032	9,929	2,288
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.334%, 03/16/2028	15,089	13,108

The accompanying notes are an integral part of the financial statements.
213

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2012-116, Class BE,
2.000%, 06/16/2042	$324,765	$332,122
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	445,422
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	116,173	6,470
Series 2011-2, Class HI,
4.000%, 12/20/2035	272,641	18,567
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,980,018	376,840
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	501,728
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	1,032,511	121,185
Series 2010-144, Class LB,
4.000%, 09/16/2039	705,000	781,298
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	535,431
Series 2009-75, Class G,
4.500%, 07/20/2030	31,482	32,148
Series 2009-28, Class EC,
4.500%, 12/16/2035	58,279	59,707
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	1,467,868	103,690
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	3,674,878	427,856
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	416,857	48,587
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	500,917	57,965
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,554,312	179,623
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,443,391	308,699
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	338,570	35,179
Series 2011-88, Class EI, IO,
4.500%, 11/20/2039	115,151	16,283
Series 2011-41 Class AI, IO,
4.500%, 12/20/2039	664,114	91,772
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	51,526	53,569
Series 2004-47, Class QV,
6.000%, 09/16/2020	472,823	521,616

		6,216,999

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $24,389,492)		$24,967,745

ASSET BACKED SECURITIES - 2.0%
Ally Auto Receivables Trust
Series 2012-SN1, Class A3,
0.570%, 08/20/2015	225,000	225,254
Series 2012-SN1, Class A4,
0.700%, 12/21/2015	485,000	485,488
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	103,765
Ally Master Owner Trust
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	200,322

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2012-1, Class A1,
1.001%, 02/15/2017 (P)	$345,000	$347,739
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	538,480
Series 2011-1, Class A2,
2.150%, 01/15/2016	130,000	131,794
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.371%, 04/17/2017 (P)	215,000	215,306
Series 2010-1, Class B,
0.801%, 11/16/2015 (P)	390,000	390,209
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	201,034
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	216,211
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,881
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	434,901
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,926
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	81,300
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	142,178
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	446,361
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	31,293
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	77,266
Avis Budget Rental Car Funding
AESOP LLC Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	310,000	313,362
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	18,827	18,149
BMW Vehicle Lease Trust, Series 2013-1,
Class A3 0.540%, 09/21/2015	110,000	110,001
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	190,238	190,786
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	220,460
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	29,997
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	29,992
Series 2008-A, Class C,
8.250%, 01/15/2015 (S)	235,000	240,927
Series 2008-A, Class D,
8.250%, 01/15/2015 (S)	230,000	236,358
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	65,000	65,413
Series 2011-2, Class A3,
0.910%, 12/15/2015	255,000	256,000
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	207,413

The accompanying notes are an integral part of the financial statements.
214

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2012-3, Class D,
2.290%, 04/15/2019	$150,000	$149,749
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.942%, 10/25/2032 (P)	5,416	5,013
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	27,352	27,247
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	15,922
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	370,000	370,958
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A4
3.150%, 08/15/2016 (S)	125,424	125,878
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	385,000	387,364
Series 2010-B, Class A3,
1.030%, 11/17/2014	4,745	4,748
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	289,371
Series 2010-A, Class A4,
2.490%, 01/15/2016	65,140	65,752
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.807%, 01/25/2034 (P)	143,143	111,438
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	669,800	755,600
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	230,000	230,717
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,239
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	130,727
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,208
Ford Credit Auto Owner Trust,
Series 2010-A, Class D
4.050%, 10/15/2016	100,000	104,716
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	191,098
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	567,283
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	219,366
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	666,893
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.681%, 05/15/2019 (P)	190,000	191,645
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	196,994
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	497,598
GE Dealer Floorplan Master Note Trust,
Series 2012-4, Class A
0.641%, 10/20/2017 (P)	250,000	250,532

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Equipment Midticket LLC,
Series 2010-1, Class A3
0.940%, 07/14/2014 (S)	$4,580	$4,581
GE Equipment Transportation LLC,
Series 2012-1, Class A3
0.990%, 11/23/2015	85,000	85,480
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.252%, 07/25/2037 (P)	223,212	191,264
Series 2005-11, Class 2A1,
0.482%, 10/25/2035 (P)	65,840	60,135
Series 2005-14, Class 2A3,
0.552%, 12/25/2035 (P)	91,950	71,678
Series 2005-MTR1, Class A4,
0.572%, 10/25/2035 (P)	365,000	331,888
GSAA Trust, Series 2005-8, Class A3
0.632%, 06/25/2035 (P)	278,275	254,442
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	380,000	381,671
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	155,000	155,719
Series 2011-1A C,
2.530%, 03/15/2017 (S)	175,000	179,532
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	100,000	100,936
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	220,000	220,691
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	175,050
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	138,050
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.472%, 02/25/2036 (P)	119,908	91,294
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	115,009	114,887
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	5,479	5,473
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A3,
0.880%, 11/17/2014	190,000	190,688
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,856
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	181,104
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	439,287
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	185,215
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.952%, 09/25/2035 (P)	97,182	91,064
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	500,000	501,425
Navistar Financial Dealer
Note Master Trust, Series 2013-1,
Class A 0.871%, 01/25/2018 (P) (S)	220,000	220,003

The accompanying notes are an integral part of the financial statements.
215

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	$240,000	$240,796
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	120,742
Series 2011-A, Class A3,
1.040%, 08/15/2014	435,000	436,017
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	181,693
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	490,141
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	176,392
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	176,159
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	62,237	62,903
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 4.100%, 04/25/2033	13,249	12,731
SLM Student Loan Trust, Series 2008-4,
Class A2 1.351%, 07/25/2016 (P)	153,439	154,485
SMART Trust
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	90,000	89,925
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	445,000	445,979
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,544
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	190,169
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	248,342	249,924
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	53,611	53,886
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	303,692
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	39,062	39,721
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	75,000	75,311
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	170,000	171,414
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	193,844	195,045
World Financial Network Credit Card
Master Trust, Series 2009-D, Class A
4.660%, 05/15/2017	430,000	436,786
World Omni Master Owner Trust,
Series 2013-1, Class A
0.602%, 02/15/2018 (P) (S)	115,000	115,000

TOTAL ASSET BACKED SECURITIES (Cost $21,174,486)		$21,392,490

COMMON STOCKS - 13.9%
Consumer Discretionary - 1.6%
Cablevision Systems Corp., Class A	40,500	$566,595
Carnival Corp.	20,800	744,016
Comcast Corp., Class A	21,100	839,569

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Ford Motor Company	59,600	$751,556
Genuine Parts Company	11,800	838,154
Hasbro, Inc.	13,700	548,274
Johnson Controls, Inc.	25,300	796,191
Kohl’s Corp.	32,300	1,489,030
Liberty Global, Inc., Class A (I)	5,300	365,117
Macy’s, Inc.	22,100	908,310
Mattel, Inc.	40,000	1,630,000
Staples, Inc.	77,100	1,016,178
The Madison Square
Garden, Inc., Class A (I)	12,525	700,398
The McGraw-Hill Companies, Inc.	24,200	1,126,510
The New York Times
Company, Class A (I)	40,400	390,668
The Walt Disney Company	23,900	1,304,701
Tiffany & Company	1,600	107,456
Time Warner, Inc.	34,033	1,809,535
Whirlpool Corp.	6,000	677,700
WPP PLC	26,264	420,116

		17,030,074
Consumer Staples - 0.8%
Archer-Daniels-Midland Company	44,600	1,420,956
Avon Products, Inc.	60,400	1,180,820
Campbell Soup Company	35,300	1,452,948
ConAgra Foods, Inc.	6,900	235,359
Energizer Holdings, Inc.	7,500	689,475
McCormick & Company, Inc., Non-
Voting Shares	10,600	713,062
PepsiCo, Inc.	18,100	1,371,437
Rite Aid Corp. (I)	146,900	240,916
The Clorox Company	19,300	1,621,393

		8,926,366
Energy - 2.1%
Anadarko Petroleum Corp.	19,000	1,512,020
Apache Corp.	24,800	1,841,896
BP PLC, ADR	19,800	799,920
Chevron Corp.	32,100	3,760,515
ConocoPhillips	9,900	573,705
CONSOL Energy, Inc.	31,300	1,006,295
Diamond Offshore Drilling, Inc.	16,400	1,142,752
Exxon Mobil Corp.	36,200	3,241,710
Hess Corp.	24,000	1,596,000
Murphy Oil Corp.	27,500	1,674,200
Petroleo Brasileiro SA, ADR	21,200	311,004
Royal Dutch Shell PLC, ADR	34,800	2,284,620
Schlumberger, Ltd.	19,600	1,525,860
Spectra Energy Corp.	11,300	328,152
WPX Energy, Inc. (I)	12,900	183,051

		21,781,700
Financials - 2.9%
American Express Company	30,700	1,908,005
Bank of America Corp.	156,285	1,755,081
Capital One Financial Corp.	17,100	872,613
JPMorgan Chase & Company	85,900	4,202,228
Legg Mason, Inc.	37,700	1,074,450
Lincoln National Corp.	28,200	833,028
Loews Corp.	12,100	521,631
Marsh & McLennan Companies, Inc.	45,400	1,686,156
Northern Trust Corp.	26,900	1,430,273
PNC Financial Services Group, Inc.	29,900	1,865,461
Regions Financial Corp.	66,600	509,490

The accompanying notes are an integral part of the financial statements.
216

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
SLM Corp.	60,200	$1,141,994
Sun Life Financial, Inc.	20,000	557,800
SunTrust Banks, Inc.	45,400	1,252,586
The Allstate Corp.	37,600	1,730,352
The Bank of New York Mellon Corp.	34,800	944,472
The Chubb Corp.	8,800	739,464
U.S. Bancorp	73,000	2,480,540
Wells Fargo & Company	79,500	2,788,860
Weyerhaeuser Company	38,889	1,143,725
Willis Group Holdings PLC	18,100	689,248
XL Group PLC	9,500	272,080

		30,399,537
Health Care - 1.1%
Agilent Technologies, Inc.	13,600	564,128
Amgen, Inc.	7,200	658,152
Bristol-Myers Squibb Company	34,900	1,290,253
Johnson & Johnson	27,700	2,108,247
Merck & Company, Inc.	39,500	1,687,835
Pfizer, Inc.	73,306	2,006,385
Quest Diagnostics, Inc.	13,100	735,827
Thermo Fisher Scientific, Inc.	28,400	2,095,920

		11,146,747
Industrials - 2.0%
3M Company	20,100	2,090,400
Delta Air Lines, Inc. (I)	19,100	272,557
Eaton Corp. PLC	13,168	816,021
Emerson Electric Company	30,400	1,723,680
General Electric Company	186,800	4,337,496
Honeywell International, Inc.	24,900	1,745,490
Illinois Tool Works, Inc.	29,800	1,832,700
Ingersoll-Rand PLC	7,300	384,345
Lockheed Martin Corp.	7,100	624,800
Masco Corp.	43,500	837,810
Norfolk Southern Corp.	23,900	1,745,895
The Boeing Company	16,000	1,230,400
United Continental Holdings, Inc. (I)	44,700	1,193,937
United Parcel Service, Inc., Class B	18,700	1,545,555
USG Corp. (I)	18,600	524,892
Xylem, Inc.	11,700	321,750

		21,227,728
Information Technology - 1.3%
Analog Devices, Inc.	24,600	1,112,412
Apple, Inc.	1,300	573,820
Applied Materials, Inc.	75,100	1,028,870
CA, Inc.	15,100	369,799
Cisco Systems, Inc.	61,500	1,282,275
Computer Sciences Corp.	26,700	1,282,401
Corning, Inc.	85,000	1,071,850
Dell, Inc.	98,500	1,374,075
Harris Corp.	26,800	1,288,276
Hewlett-Packard Company	35,800	721,012
Microsoft Corp.	65,000	1,807,000
Nokia OYJ, ADR	86,100	314,265
Texas Instruments, Inc.	28,800	989,856
The Western Union Company	23,900	335,317

		13,551,228
Materials - 0.7%
Cliffs Natural Resources, Inc.	13,100	333,526
E.I. du Pont de Nemours & Company	15,700	752,030
International Paper Company	50,300	2,213,703
MeadWestvaco Corp.	23,900	853,469

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials (continued)
Newmont Mining Corp.	15,100	$608,379
Nucor Corp.	29,800	1,342,490
Smurfit Kappa Group PLC	12,325	191,541
Vulcan Materials Company	21,100	1,074,623

		7,369,761
Telecommunication Services - 0.6%
American Tower Corp.	1,975	153,260
AT&T, Inc.	76,735	2,755,554
CenturyLink, Inc.	24,575	852,015
Crown Castle International Corp. (I)	2,500	174,500
Telefonica SA	31,984	417,764
Verizon Communications, Inc.	31,300	1,456,389
Vodafone Group PLC	195,103	489,797

		6,299,279
Utilities - 0.8%
AES Corp.	42,300	491,526
Duke Energy Corp.	29,143	2,018,153
Entergy Corp.	23,000	1,431,980
Exelon Corp.	41,700	1,292,283
FirstEnergy Corp.	13,400	529,032
NiSource, Inc.	58,200	1,612,140
TECO Energy, Inc.	13,900	239,775
Xcel Energy, Inc.	34,900	1,001,559

		8,616,448

TOTAL COMMON STOCKS (Cost $116,792,832)		$146,348,868

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750%	33,850	1,413,915
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	215,600

		1,629,515
Financials - 0.1%
Ally Financial, Inc., 7.000% (S)	750	729,727
GMAC Capital Trust I (8.125% to
02/15/2016, then 3 month
LIBOR + 5.785%) 02/15/2040	26,875	713,263

		1,442,990

TOTAL PREFERRED SECURITIES (Cost $3,006,387)		$3,072,505

SHORT-TERM INVESTMENTS - 3.0%
Certificate of Deposit - 0.1%
Svenska Handelsbanken AB 0.835%,
03/18/2013 *	$370,000	$370,000
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 02/28/2013 at
0.010% to be repurchased at $2,261,001
on 03/01/2013, collateralized by
$2,300,000 Federal National Mortgage
Association, 0.500% due 09/28/2015
(valued at $2,308,625,
including interest)	2,261,000	2,261,000

The accompanying notes are an integral part of the financial statements.
217

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds - 2.7%
T. Rowe Price Prime Reserve Investment
Fund, 0.0995% (Y)	28,660,131	$28,660,131

TOTAL SHORT-TERM INVESTMENTS (Cost $31,291,131)		$31,291,131

Total Investments (Spectrum Income Fund)
(Cost $993,304,407) - 99.9%		$1,052,791,937
Other assets and liabilities, net - 0.1%		570,039

TOTAL NET ASSETS - 100.0%		$1,053,361,976

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.4%
Consumer Discretionary - 10.8%
Auto Components - 0.5%
Aisin Seiki Company, Ltd.	10,300	$372,489
American Axle &
Manufacturing Holdings, Inc. (I)(L)	11,352	143,603
BorgWarner, Inc. (I)(L)	20,101	1,495,715
Bridgestone Corp.	37,400	1,149,268
Cheng Shin Rubber Industry Company, Ltd.	106,840	291,373
Cie Generale des Etablissements Michelin	11,140	995,567
Continental AG	7,223	846,603
Cooper Tire & Rubber Company	10,453	264,252
Dana Holding Corp.	24,774	414,469
Delphi Automotive PLC	50,722	2,122,716
Denso Corp.	28,000	1,174,134
Dorman Products, Inc. (L)	4,142	144,804
Drew Industries, Inc.	3,216	116,998
Exide Technologies (I)	14,243	38,171
Federal-Mogul Corp. (I)	3,251	26,268
Fuel Systems Solutions, Inc. (I)	2,594	36,031
Gentex Corp.	30,573	573,244
Gentherm, Inc. (I)	5,103	78,586
GKN PLC	108,463	447,774
Hankook Tire Company, Ltd.	3,416	154,853
Hankook Tire Worldwide Company, Ltd.	504	8,738
Hyundai Mobis	3,279	944,409
Hyundai Wia Corp.	726	105,956
Johnson Controls, Inc.	117,441	3,695,868
Koito Manufacturing Company, Ltd.	5,000	81,446
Magna International, Inc. (L)	6,152	327,212
Mando Corp.	549	65,693
Modine Manufacturing Company (I)	8,014	66,035
Nan Kang Rubber Tire Company, Ltd.	19,994	23,195
NGK Spark Plug Company, Ltd.	8,000	121,448
NHK Spring Company, Ltd.	7,900	68,742
NOK Corp.	5,400	74,405
Nokian Renkaat OYJ	5,362	243,023
Pirelli & C. SpA (L)	16,405	190,562
Spartan Motors, Inc.	6,136	32,459
Standard Motor Products, Inc.	3,395	83,958
Stanley Electric Company, Ltd.	7,300	127,256
Stoneridge, Inc. (I)	4,989	32,179
Sumitomo Rubber Industries, Ltd.	8,600	133,876
Superior Industries International, Inc. (L)	3,803	82,715
Tenneco, Inc. (I)	10,246	363,016
The Goodyear Tire & Rubber Company (I)	42,072	546,095

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Toyoda Gosei Company, Ltd.	2,800	$64,634
Toyota Boshoku Corp.	2,000	27,252
Toyota Industries Corp.	7,900	281,906

		18,678,996
Automobiles - 1.1%
Astra International Tbk PT	1,631,108	1,342,124
Bayerische Motoren Werke AG	21,800	2,011,151
Brilliance China Automotive Holdings, Ltd. (I)	220,000	302,636
Byd Company, Ltd., H Shares (I)(L)	43,994	156,040
China Motor Corp.	23,000	21,553
Daihatsu Motor Company, Ltd.	10,000	203,057
Daimler AG	59,610	3,548,230
Dongfeng Motor Group Company, Ltd.,
H Shares	234,780	344,976
Fiat SpA (I)	61,307	328,538
Ford Motor Company	654,817	8,257,242
Ford Otomotiv Sanayi AS	24,443	288,154
Fuji Heavy Industries, Ltd.	34,000	507,938
Geely Automobile Holdings Company, Ltd.	320,000	175,484
Great Wall Motor Company, Ltd., H Shares	91,250	357,276
Guangzhou Automobile Group Company, Ltd.,
H Shares	179,219	149,191
Harley-Davidson, Inc.	38,859	2,045,149
Honda Motor Company, Ltd.	95,400	3,552,804
Hyundai Motor Company	7,497	1,501,562
Isuzu Motors, Ltd.	67,000	411,775
Kia Motors Corp.	12,586	646,301
Mahindra & Mahindra, Ltd., ADR	1,434	23,202
Mahindra & Mahindra, Ltd., GDR	89,407	1,437,437
Mazda Motor Corp. (I)	152,000	456,941
Mitsubishi Motors Corp. (I)	210,000	230,943
Nissan Motor Company, Ltd.	143,800	1,452,675
Peugeot SA (I)(L)	12,317	92,922
Renault SA	11,769	747,568
Suzuki Motor Corp.	20,500	489,992
Tata Motors, Ltd., ADR (L)	45,832	1,243,880
Thor Industries, Inc. (L)	9,415	353,910
Tofas Turk Otomobil Fabrikasi AS	44,099	273,440
Toyota Motor Corp.	161,900	8,317,141
UMW Holdings BHD	41,600	172,324
Volkswagen AG	1,851	381,454
Winnebago Industries, Inc. (I)(L)	4,962	96,164
Yamaha Motor Company, Ltd.	14,800	176,764
Yulon Motor Company, Ltd.	45,000	81,064

		42,179,002
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,973	94,546
Dah Chong Hong Holdings, Ltd.	77,000	79,200
Genuine Parts Company (L)	26,643	1,892,452
Imperial Holdings, Ltd.	10,860	249,415
Jardine Cycle and Carriage, Ltd.	8,254	344,026
Li & Fung, Ltd.	389,200	520,762
LKQ Corp. (I)	63,656	1,348,871
Pool Corp.	8,004	365,943
VOXX International Corp. (I)	3,369	33,522
Weyco Group, Inc.	1,126	25,966

		4,954,703
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	3,062	119,357
Anhanguera Educacional Participacoes SA	9,100	188,491
Apollo Group, Inc., Class A (I)(L)	17,182	289,860

The accompanying notes are an integral part of the financial statements.
218

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Ascent Capital Group, Inc., Class A (I)	2,419	$165,919
Benesse Holdings, Inc.	3,800	157,531
Bridgepoint Education, Inc. (I)(L)	3,174	32,407
Capella Education Company (I)	2,189	69,304
Career Education Corp. (I)(L)	8,769	28,061
Carriage Services, Inc. (L)	2,951	53,708
Coinstar, Inc. (I)(L)	5,254	268,952
Corinthian Colleges, Inc. (I)(L)	13,868	29,539
DeVry, Inc. (L)	12,230	366,655
Education Management Corp. (I)(L)	5,143	18,309
Grand Canyon Education, Inc. (I)	6,766	162,046
H&R Block, Inc. (L)	46,594	1,158,327
Hillenbrand, Inc.	9,340	230,605
K12, Inc. (I)(L)	4,559	95,055
Kroton Educacional SA (I)	5,400	141,316
Lifelock, Inc. (I)(L)	3,166	36,884
Lincoln Educational Services Corp.	4,457	28,124
Mac-Gray Corp.	1,866	23,176
Matthews International Corp., Class A	10,730	354,090
Regis Corp. (L)	21,966	395,827
Service Corp. International	45,555	707,925
Sotheby’s (L)	25,905	990,348
Steiner Leisure, Ltd. (I)	2,588	122,024
Stewart Enterprises, Inc., Class A (L)	12,888	109,161
Strayer Education, Inc. (L)	4,577	224,685
Universal Technical Institute, Inc.	3,841	44,786

		6,612,472
Hotels, Restaurants & Leisure - 1.6%
Accor SA	8,954	322,255
AFC Enterprises, Inc. (I)	4,217	126,510
Ameristar Casinos, Inc.	5,685	148,947
Bally Technologies, Inc. (I)(L)	8,786	419,532
Berjaya Sports Toto BHD	54,612	74,260
Biglari Holdings, Inc. (I)	211	78,994
BJ’s Restaurants, Inc. (I)(L)	4,212	129,687
Bloomin’ Brands, Inc. (I)(L)	3,188	54,865
Bluegreen Corp. (I)	2,694	26,293
Bob Evans Farms, Inc.	11,017	448,392
Boyd Gaming Corp. (I)(L)	9,682	63,611
Bravo Brio Restaurant Group, Inc. (I)	3,633	54,786
Brinker International, Inc. (L)	15,664	522,864
Buffalo Wild Wings, Inc. (I)(L)	3,121	245,591
Caesars Entertainment Corp. (I)(L)	6,600	82,500
Carnival Corp.	76,576	2,739,124
Carnival PLC	12,710	477,636
CEC Entertainment, Inc.	3,208	97,042
Chipotle Mexican Grill, Inc. (I)	5,409	1,713,517
Churchill Downs, Inc.	2,220	146,476
Chuy’s Holdings, Inc. (I)(L)	1,247	35,552
Compass Group PLC	129,446	1,572,448
Cracker Barrel Old Country Store, Inc.	3,256	245,112
Crown, Ltd.	23,724	290,153
Darden Restaurants, Inc. (L)	22,088	1,022,012
Denny’s Corp. (I)	17,094	96,752
DineEquity, Inc.	2,605	182,063
Domino’s Pizza, Inc.	9,747	464,152
Echo Entertainment Group, Ltd.	44,330	170,290
Fiesta Restaurant Group, Inc. (I)	2,922	66,037
Flight Centre, Ltd. (L)	3,320	110,234
Formosa International Hotels Corp.	2,100	26,111
Galaxy Entertainment Group, Ltd. (I)	141,000	591,083
Genting BHD	177,700	545,409
Genting Malaysia BHD	257,260	307,642

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Genting Singapore PLC	439,400	$555,937
Intercontinental Hotels Group PLC	18,915	548,410
International Game Technology	45,702	728,490
International Speedway Corp., Class A (L)	10,108	304,655
Interval Leisure Group, Inc.	6,743	140,726
Isle of Capri Casinos, Inc. (I)	4,633	30,717
Jack in the Box, Inc. (I)(L)	7,507	237,672
Jamba, Inc. (I)	14,562	40,774
Jollibee Foods Corp.	33,915	105,947
Kangwon Land, Inc.	4,590	139,242
Krispy Kreme Doughnuts, Inc. (I)	10,129	133,703
Life Time Fitness, Inc. (I)(L)	15,774	664,716
Luby’s, Inc. (I)(L)	3,208	26,113
Marcus Corp.	3,549	43,333
Marriott International, Inc., Class A	42,271	1,667,591
Marriott Vacations Worldwide Corp. (I)	4,434	182,947
McDonald’s Corp.	172,431	16,536,133
McDonald’s Holdings Company, Ltd.	3,400	85,187
MGM China Holdings, Ltd.	61,600	149,062
Morgans Hotel Group Company (I)	4,521	22,198
Multimedia Games Holding Company, Inc. (I)	4,690	87,703
Nathan’s Famous, Inc. (I)	610	22,350
Orient-Express Hotels, Ltd., Class A (I)	16,396	169,371
Oriental Land Company, Ltd.	3,000	443,042
Panera Bread Company, Class A (I)	6,052	974,069
Papa John’s International, Inc. (I)	3,062	159,255
Pinnacle Entertainment, Inc. (I)	10,108	141,512
Red Lion Hotels Corp. (I)	2,919	21,046
Red Robin Gourmet Burgers, Inc. (I)(L)	2,555	109,558
Ruby Tuesday, Inc. (I)	11,140	81,768
Ruth’s Hospitality Group, Inc. (I)(L)	6,396	57,948
Sands China, Ltd.	160,452	761,910
Scientific Games Corp., Class A (I)	20,264	182,376
Shangri-La Asia, Ltd.	104,500	243,991
SHFL Entertainment, Inc. (I)	9,465	150,115
Six Flags Entertainment Corp. (L)	6,633	443,151
SJM Holdings, Ltd.	129,384	322,295
Sodexo	5,763	532,976
Sonic Corp. (I)	9,825	110,924
Speedway Motorsports, Inc.	1,905	30,975
Starbucks Corp.	127,712	7,001,172
Starwood Hotels & Resorts Worldwide, Inc.	33,659	2,030,647
Tabcorp Holdings, Ltd.	36,986	119,833
Tatts Group, Ltd.	78,029	253,407
Texas Roadhouse, Inc.	10,748	207,866
The Cheesecake Factory, Inc. (L)	19,798	685,803
The Wendy’s Company (L)	60,306	343,141
Tim Hortons, Inc.	4,448	214,927
Town Sports International Holdings, Inc.	4,395	40,742
TUI Travel PLC	30,914	148,524
Vail Resorts, Inc. (L)	6,042	333,760
Whitbread PLC	12,462	477,099
WMS Industries, Inc. (I)	21,008	526,040
Wyndham Worldwide Corp.	24,091	1,451,242
Wynn Macau, Ltd. (I)	103,550	274,567
Wynn Resorts, Ltd.	13,647	1,595,334
Yum! Brands, Inc.	77,597	5,081,052

		61,872,976
Household Durables - 0.5%
American Greetings Corp., Class A (L)	5,406	87,577
Arcelik AS	86,122	545,589
Bassett Furniture Industries, Inc.	2,101	30,570
Beazer Homes USA, Inc. (I)(L)	4,240	66,017

The accompanying notes are an integral part of the financial statements.
219

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Blyth, Inc. (L)	1,870	$26,722
Casio Computer Company, Ltd. (L)	14,000	110,791
Cavco Industries, Inc. (I)	1,221	55,079
Coway Company, Ltd. (I)	2,670	122,868
CSS Industries, Inc.	1,819	43,674
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	21,600	189,876
D.R. Horton, Inc. (L)	47,959	1,069,486
Electrolux AB	7,879	201,184
Ethan Allen Interiors, Inc.	4,089	114,247
Flexsteel Industries, Inc.	894	20,562
Garmin, Ltd. (L)	18,752	643,944
Haier Electronics Group Company, Ltd. (I)	77,000	139,165
Harman International Industries, Inc.	11,650	494,543
Helen of Troy, Ltd. (I)	5,258	194,967
Hooker Furniture Corp. (L)	1,866	28,009
Hovnanian Enterprises, Inc., Class A (I)(L)	17,926	104,867
Husqvarna AB, B Shares	13,239	81,595
iRobot Corp. (I)	4,633	99,332
Jarden Corp. (I)(L)	15,727	976,804
KB Home (L)	29,550	552,290
La-Z-Boy, Inc.	8,769	160,648
Leggett & Platt, Inc. (L)	24,264	741,993
Lennar Corp., Class A (L)	28,194	1,088,006
LG Electronics, Inc.	5,151	370,943
Libbey, Inc. (I)	3,628	66,574
M/I Homes, Inc. (I)(L)	3,634	83,219
MDC Holdings, Inc.	14,733	566,189
Meritage Homes Corp. (I)	5,146	208,362
Mohawk Industries, Inc. (I)	12,424	1,317,192
MRV Engenharia e Participacoes SA	23,100	148,212
NACCO Industries, Inc., Class A	942	54,721
Newell Rubbermaid, Inc.	49,395	1,152,879
NVR, Inc. (I)	984	993,053
Panasonic Corp.	129,600	930,587
PDG Realty SA Empreendimentos
e Participacoes	82,800	134,277
PIK Group, GDR (I)	484	1,033
PIK Group, GDR (London Exchange) (I)	9,784	20,823
PulteGroup, Inc. (I)(L)	58,388	1,119,882
Rinnai Corp.	1,900	136,411
Sealy Corp. (I)(L)	9,322	20,322
Sekisui Chemical Company, Ltd.	25,000	242,347
Sekisui House, Ltd.	33,000	381,868
Sharp Corp. (L)	58,000	183,561
Skullcandy, Inc. (I)	3,174	19,361
Sony Corp.	58,800	858,682
Standard Pacific Corp. (I)	19,608	159,609
Steinhoff International Holdings, Ltd. (I)	70,541	203,608
Tempur-Pedic International, Inc. (I)	12,762	524,135
The Ryland Group, Inc. (L)	7,505	268,079
Toll Brothers, Inc. (I)(L)	32,061	1,093,921
Tupperware Brands Corp.	11,842	926,400
Universal Electronics, Inc. (I)	2,591	50,628
Whirlpool Corp.	13,371	1,510,254
Zagg, Inc. (I)(L)	4,529	33,198

		21,770,735
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (I)	62,236	16,447,108
Blue Nile, Inc. (I)(L)	2,113	71,694
Expedia, Inc. (L)	15,983	1,020,355
HSN, Inc.	13,768	736,588
Kayak Software Corp. (I)(L)	633	25,238

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Netflix, Inc. (I)	9,540	$1,794,283
Nutrisystem, Inc. (L)	5,134	42,253
Overstock.com, Inc. (I)(L)	2,089	24,274
PetMed Express, Inc.	3,589	45,401
priceline.com, Inc. (I)	8,564	5,888,435
Rakuten, Inc.	43,300	374,107
Shutterfly, Inc. (I)(L)	6,041	261,454
TripAdvisor, Inc. (I)(L)	18,824	855,739
Vitacost.com, Inc. (I)(L)	4,106	30,343

		27,617,272
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	2,169	78,800
Black Diamond, Inc. (I)	3,951	31,529
Brunswick Corp.	15,001	546,636
Callaway Golf Company	11,238	75,519
Giant Manufacturing Company, Ltd.	18,000	99,104
Hasbro, Inc. (L)	19,860	794,797
JAKKS Pacific, Inc. (L)	4,057	49,414
Johnson Outdoors, Inc., Class A (I)	1,187	27,159
LeapFrog Enterprises, Inc. (I)(L)	8,670	74,302
Mattel, Inc.	58,932	2,401,479
Merida Industry Company, Ltd.	14,000	68,454
Namco Bandai Holdings, Inc.	10,500	166,894
Nikon Corp.	20,100	451,570
Polaris Industries, Inc. (L)	13,744	1,200,813
Sankyo Company, Ltd.	2,800	117,872
Sega Sammy Holdings, Inc.	11,800	217,961
Shimano, Inc.	4,300	308,035
Smith & Wesson Holding Corp. (I)(L)	11,035	105,384
Steinway Musical Instruments, Inc. (I)	1,340	30,096
Sturm Ruger & Company, Inc. (L)	3,234	176,609
Yamaha Corp.	8,400	83,544

		7,105,971
Media - 2.6%
AMC Networks, Inc., Class A (I)	12,284	705,102
Arbitron, Inc.	4,476	209,656
Axel Springer AG	2,705	127,516
BEC World PCL	68,700	155,028
Belo Corp., Class A	16,175	139,752
British Sky Broadcasting Group PLC	76,120	982,352
Cablevision Systems Corp., Class A (L)	37,061	518,483
Carmike Cinemas, Inc. (I)	3,106	48,640
CBS Corp., Class B	101,488	4,403,564
Central European Media
Enterprises, Ltd., Class A (I)(L)	6,623	34,638
Cheil Worldwide, Inc. (I)	4,600	101,953
Cinemark Holdings, Inc.	21,899	608,792
Comcast Corp., Class A	456,380	18,159,360
Cumulus Media, Inc., Class A (I)(L)	11,415	37,327
Dentsu, Inc.	10,600	329,568
Digital Generation, Inc. (I)(L)	4,847	37,564
DIRECTV (I)	103,759	4,998,071
Discovery
Communications, Inc., Class A (I)(L)	41,023	3,008,217
DreamWorks Animation
SKG, Inc., Class A (I)(L)	15,357	254,926
Entercom
Communications Corp., Class A (I)(L)	4,668	35,057
Entravision Communications Corp., Class A	5,846	11,692
Eutelsat Communications	8,275	298,206
Fisher Communications, Inc.	1,628	59,862
Gannett Company, Inc. (L)	39,466	792,083

The accompanying notes are an integral part of the financial statements.
220

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Global Mediacom Tbk PT	546,100	$129,778
Global Sources, Ltd. (I)	3,003	23,273
Hakuhodo DY Holdings, Inc.	1,430	108,575
Harte-Hanks, Inc.	7,977	57,993
ITV PLC	264,203	496,796
JCDecaux SA	3,807	103,267
John Wiley & Sons, Inc., Class A (L)	10,048	367,556
Journal Communications, Inc., Class A (I)	7,420	40,587
Jupiter Telecommunications Company, Ltd.	119	157,913
Kabel Deutschland Holding AG	6,176	535,559
Lagardere SCA	7,361	262,018
Lamar Advertising Company, Class A (I)	11,835	547,250
LIN TV Corp., Class A (I)	5,240	59,579
Lions Gate Entertainment Corp. (I)	14,060	294,838
Live Nation Entertainment, Inc. (I)	23,626	250,199
MDC Partners, Inc., Class A	4,601	63,264
Media Nusantara Citra Tbk PT	370,500	112,991
Meredith Corp. (L)	13,799	579,834
Naspers, Ltd.	23,115	1,491,379
National CineMedia, Inc.	9,717	148,184
News Corp., Class A	346,295	9,973,296
Nexstar Broadcasting Group, Inc., Class A	2,098	31,176
Omnicom Group, Inc.	45,368	2,610,021
Outdoor Channel Holdings, Inc.	3,112	23,247
Pearson PLC	57,273	1,001,920
Publicis Groupe SA	11,212	741,130
ReachLocal, Inc. (I)(L)	1,886	23,632
Reading International, Inc., Class A (I)	3,376	18,568
Reed Elsevier NV	23,188	351,875
Reed Elsevier PLC	85,767	923,125
Rentrak Corp. (I)	1,724	36,032
Saga Communications, Inc., Class A	870	38,193
Scholastic Corp. (L)	10,067	303,017
Scripps Networks Interactive, Inc., Class A	14,927	941,147
SES SA	18,922	581,525
Shaw Communications, Inc., Class B (L)	11,267	269,534
Shutterstock, Inc. (I)(L)	981	31,981
Sinclair Broadcast Group, Inc., Class A (L)	8,749	123,186
Singapore Press Holdings, Ltd.	120,000	405,099
The EW Scripps Company, Class A (I)	5,343	57,758
The Interpublic Group of Companies, Inc.	74,090	946,870
The McClatchy Company, Class A (I)(L)	10,360	26,936
The McGraw-Hill Companies, Inc.	47,695	2,220,202
The New York Times Company, Class A (I)	49,050	474,314
The Walt Disney Company	304,358	16,614,903
The Washington Post Company, Class B (L)	773	308,071
Thomson Reuters Corp. (L)	10,764	328,896
Time Warner Cable, Inc. (L)	51,829	4,477,507
Time Warner, Inc.	162,621	8,646,559
Toho Company, Ltd.	6,900	132,625
Valassis Communications, Inc. (L)	15,161	416,776
Viacom, Inc., Class B	79,348	4,638,684
Wolters Kluwer NV	9,903	196,749
World Wrestling
Entertainment, Inc., Class A (L)	4,862	40,500
WPP PLC	89,136	1,425,809

		101,269,105
Multiline Retail - 0.6%
Big Lots, Inc. (I)	16,420	546,786
Canadian Tire Corp., Ltd. (L)	2,411	160,897
Dollar General Corp. (I)	45,100	2,089,934
Dollar Tree, Inc. (I)	39,022	1,763,209
Dollarama, Inc.	2,283	134,157

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Don Quijote Company, Ltd.	3,300	$129,942
Family Dollar Stores, Inc.	16,451	946,755
Far Eastern Department Stores Company, Ltd.	64,480	61,484
Fred’s, Inc., Class A (L)	6,251	84,826
Golden Eagle Retail Group, Ltd.	61,000	125,129
Gordmans Stores, Inc. (I)	1,728	23,000
Harvey Norman Holding, Ltd.	30,176	76,772
Hyundai Department Store Company, Ltd.	752	104,352
Intime Department Store Group Company, Ltd.	92,000	112,294
Isetan Mitsukoshi Holdings, Ltd.	21,640	239,429
J Front Retailing Company, Ltd.	29,000	171,368
J.C. Penney Company, Inc. (L)	24,476	430,043
Kohl’s Corp.	36,343	1,675,412
Lojas Americanas SA	9,500	82,550
Lojas Renner SA	9,000	342,649
Lotte Shopping Company, Ltd.	546	195,419
Macy’s, Inc.	67,888	2,790,197
Marks & Spencer Group PLC	113,976	640,573
Marui Group Company, Ltd.	13,700	116,853
Next PLC	11,763	748,323
Nordstrom, Inc.	26,118	1,416,118
Parkson Holdings BHD	56,499	84,290
Parkson Retail Group, Ltd.	126,500	82,762
PPR	4,773	1,064,613
Saks, Inc. (I)(L)	40,188	458,143
Shinsegae Company, Ltd.	343	71,607
Takashimaya Company, Ltd.	15,000	117,433
Target Corp.	111,773	7,037,228
The Bon-Ton Stores, Inc. (L)	2,307	24,754
Tuesday Morning Corp. (I)	7,141	63,555
Woolworths Holdings, Ltd.	45,767	327,591

		24,540,447
Specialty Retail - 1.9%
Aaron’s, Inc.	15,059	410,960
ABC-MART, Inc. (L)	1,600	55,814
Abercrombie & Fitch Company, Class A	13,665	637,199
Advance Auto Parts, Inc.	15,712	1,199,454
Aeropostale, Inc. (I)(L)	30,505	397,175
American Eagle Outfitters, Inc.	38,594	798,124
Americas Car-Mart, Inc. (I)	1,374	65,622
ANN, Inc. (I)	18,548	524,723
Asbury Automotive Group, Inc. (I)	4,615	155,802
Ascena Retail Group, Inc. (I)	26,984	453,061
AutoNation, Inc. (I)	6,692	292,909
AutoZone, Inc. (I)(L)	6,343	2,411,291
Barnes & Noble, Inc. (I)(L)	12,894	202,952
bebe stores, Inc. (L)	6,999	27,716
Bed Bath & Beyond, Inc. (I)	39,364	2,233,907
Belle International Holdings, Ltd.	417,888	769,622
Best Buy Company, Inc. (L)	45,872	752,760
Big 5 Sporting Goods Corp.	2,985	46,536
Body Central Corp. (I)	2,969	22,891
Brown Shoe Company, Inc. (L)	7,154	117,326
Cabela’s, Inc. (I)(L)	17,770	898,984
CarMax, Inc. (I)(L)	39,298	1,509,436
Chico’s FAS, Inc.	35,643	605,218
Cia Hering	10,400	201,811
Citi Trends, Inc. (I)	2,686	27,639
Conn’s, Inc. (I)(L)	2,852	91,378
Destination Maternity Corp.	2,344	52,482
Destination XL Group, Inc. (I)	7,957	36,125
Dick’s Sporting Goods, Inc. (L)	21,015	1,050,750
Express, Inc. (I)	15,137	280,035

The accompanying notes are an integral part of the financial statements.
221

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Fast Retailing Company, Ltd.	3,100	$850,012
Five Below, Inc. (I)	1,879	74,784
Foot Locker, Inc.	32,281	1,103,687
Francesca’s Holdings Corp. (I)(L)	5,892	149,951
GameStop Corp., Class A (L)	20,812	521,549
Genesco, Inc. (I)(L)	4,096	240,353
GOME Electrical
Appliances Holdings, Ltd. (I)	902,695	100,184
Group 1 Automotive, Inc. (L)	3,819	220,509
Guess?, Inc. (L)	13,135	363,708
h.h.gregg, Inc. (I)(L)	2,881	26,966
Haverty Furniture Companies, Inc.	3,294	60,445
Hennes & Mauritz AB, B Shares	30,157	1,077,584
Hibbett Sports, Inc. (I)(L)	4,414	233,236
Hot Topic, Inc. (L)	7,090	76,572
Hotai Motor Company, Ltd.	15,000	114,534
Inditex SA	6,047	805,798
Jos A. Bank Clothiers, Inc. (I)(L)	4,656	193,224
Kingfisher PLC	167,599	704,403
Kirkland’s, Inc. (I)	2,602	30,287
Limited Brands, Inc. (L)	41,108	1,871,236
Lithia Motors, Inc., Class A	3,603	148,083
Lowe’s Companies, Inc.	193,161	7,369,092
Lumber Liquidators Holdings, Inc. (I)	4,608	272,748
MarineMax, Inc. (I)(L)	3,772	48,847
Mattress Firm Holding Corp. (I)(L)	1,903	52,999
Monro Muffler Brake, Inc. (L)	5,218	193,327
Mr. Price Group, Ltd.	14,659	187,904
New York & Company, Inc. (I)	5,272	22,722
Nitori Holdings Company, Ltd.	2,100	156,201
O’Reilly Automotive, Inc. (I)	19,686	2,002,854
Office Depot, Inc. (I)	109,143	439,846
OfficeMax, Inc. (L)	14,588	174,618
Penske Automotive Group, Inc. (L)	7,152	212,844
PetSmart, Inc.	18,459	1,201,865
Pier 1 Imports, Inc. (L)	16,378	368,014
RadioShack Corp. (L)	16,897	50,691
Rent-A-Center, Inc. (L)	22,561	818,513
Restoration Hardware Holdings, Inc. (I)	929	35,869
Ross Stores, Inc.	38,193	2,213,666
rue21, Inc. (I)(L)	2,611	70,497
Sanrio Company, Ltd.	2,600	102,864
Select Comfort Corp. (I)	9,587	196,821
Shimamura Company, Ltd.	1,300	132,796
Shoe Carnival, Inc.	2,484	48,264
Signet Jewelers, Ltd. (L)	17,345	1,061,861
Sonic Automotive, Inc., Class A (L)	7,241	161,764
Stage Stores, Inc.	5,095	125,796
Staples, Inc. (L)	115,738	1,525,427
Stein Mart, Inc.	4,995	42,507
Systemax, Inc.	2,150	21,393
The Buckle, Inc. (L)	4,607	206,440
The Cato Corp., Class A (L)	4,523	116,060
The Children’s Place Retail Stores, Inc. (I)(L)	4,078	185,386
The Finish Line, Inc., Class A (L)	8,575	155,293
The Foschini Group, Ltd.	12,593	149,283
The Gap, Inc.	51,050	1,680,566
The Home Depot, Inc.	256,794	17,590,389
The Men’s Wearhouse, Inc.	8,501	239,048
The Pep Boys - Manny, Moe & Jack (I)(L)	8,904	99,102
The Wet Seal, Inc., Class A (I)	16,246	47,763
Tiffany & Co. (L)	20,467	1,374,564
Tilly’s, Inc., Class A (I)	1,706	22,656

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
TJX Companies, Inc.	125,248	$5,632,403
Tractor Supply Company	15,085	1,568,689
Truworths International, Ltd.	26,291	271,147
Urban Outfitters, Inc. (I)	18,795	761,573
USS Company, Ltd.	1,320	145,083
Vitamin Shoppe, Inc. (I)(L)	4,899	257,442
West Marine, Inc. (I)	2,889	36,141
Williams-Sonoma, Inc.	18,479	838,947
Winmark Corp. (L)	421	26,026
Yamada Denki Company, Ltd. (L)	5,120	186,088
Zhongsheng Group Holdings, Ltd.	52,500	81,316
Zumiez, Inc. (I)(L)	3,771	86,356

		76,367,178
Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG	14,153	1,289,239
Anta Sports Products, Ltd.	78,000	74,597
Asics Corp.	8,700	136,823
Bosideng International Holdings, Ltd.	258,000	80,200
Burberry Group PLC	31,235	652,151
Carter’s, Inc. (I)	10,873	613,346
Cherokee, Inc.	1,791	25,020
Christian Dior SA	3,463	578,013
Cie Financiere Richemont SA	31,380	2,508,713
Coach, Inc.	48,723	2,354,783
Columbia Sportswear Company (L)	2,002	111,171
Crocs, Inc. (I)	15,217	230,690
Culp, Inc.	1,643	25,812
Daphne International Holdings, Ltd.	84,000	100,996
Deckers Outdoor Corp. (I)(L)	7,552	304,648
Delta Apparel, Inc. (I)(L)	1,477	24,208
Fifth & Pacific Companies, Inc. (I)(L)	18,352	331,988
Formosa Taffeta Company, Ltd.	50,000	48,630
Fossil, Inc. (I)	9,278	953,500
G-III Apparel Group, Ltd. (I)(L)	2,823	103,040
Gildan Activewear, Inc.	3,542	130,243
Hanesbrands, Inc. (I)	20,959	830,815
Hugo Boss AG	1,704	197,554
Iconix Brand Group, Inc. (I)(L)	11,953	282,330
K-Swiss, Inc., Class A (I)	3,350	15,779
Luxottica Group SpA	11,923	552,512
LVMH Moet Hennessy Louis Vuitton SA	16,000	2,749,118
Maidenform Brands, Inc. (I)	3,964	76,069
Movado Group, Inc.	3,008	108,408
NIKE, Inc., Class B	125,358	6,826,997
Oxford Industries, Inc. (L)	2,377	115,546
Perry Ellis International, Inc.	2,108	34,192
Pou Chen Corp.	140,000	142,788
PVH Corp.	14,925	1,818,553
Quiksilver, Inc. (I)	22,263	139,144
Ralph Lauren Corp.	10,527	1,826,119
RG Barry Corp.	1,834	22,632
Ruentex Industries, Ltd.	29,000	70,333
Skechers U.S.A., Inc., Class A (I)	6,261	130,855
Steven Madden, Ltd. (I)	6,569	289,627
The Jones Group, Inc. (L)	13,898	160,383
The Swatch Group AG (Bearer Shares)	1,871	1,059,877
The Swatch Group AG (Swiss Exchange)	2,372	241,137
True Religion Apparel, Inc.	4,421	117,996
Tumi Holdings, Inc. (I)(L)	3,668	86,712
Under Armour, Inc., Class A (I)(L)	16,586	817,358
Unifi, Inc. (I)	2,298	35,987
Vera Bradley, Inc. (I)(L)	3,436	86,587
VF Corp. (L)	15,135	2,440,670

The accompanying notes are an integral part of the financial statements.
222

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. (L)	8,085	$341,187
Yue Yuen Industrial Holdings, Ltd.	52,500	177,767

		32,472,843

		425,441,700
Consumer Staples - 9.3%
Beverages - 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	75,753	1,136,921
Anheuser-Busch InBev NV	29,832	2,796,483
Asahi Group Holdings, Ltd.	24,200	611,172
Beam, Inc.	27,327	1,667,767
Brown-Forman Corp., Class B (L)	26,031	1,708,154
Central European Distribution Corp. (I)(L)	12,845	9,292
Cia de Bebidas das Americas	10,000	440,992
Coca-Cola Amatil, Ltd.	36,488	540,559
Coca-Cola Bottling Company Consolidated	830	54,307
Coca-Cola Enterprises, Inc.	46,342	1,658,117
Coca-Cola Icecek AS	23,380	552,128
Coca-Cola West Company, Ltd.	5,000	85,632
Constellation Brands, Inc., Class A (I)	26,010	1,150,682
Crimson Wine Group, Ltd. (I)	3,403	27,390
Diageo PLC	178,636	5,355,112
Dr. Pepper Snapple Group, Inc.	35,743	1,559,110
Heineken Holding NV	3,966	248,572
Heineken NV	8,041	598,994
Kirin Holdings Company, Ltd.	54,000	783,258
Molson Coors Brewing Company, Class B	26,766	1,183,325
Monster Beverage Corp. (I)	25,606	1,291,311
National Beverage Corp.	1,972	26,385
PepsiCo, Inc.	265,669	20,129,740
Pernod-Ricard SA	13,657	1,772,589
Remy Cointreau SA	1,587	200,492
SABMiller PLC	68,311	3,392,680
The Boston Beer Company, Inc., Class A (I)	1,318	204,857
The Coca-Cola Company	662,473	25,650,955
Treasury Wine Estates, Ltd.	43,258	234,141
Tsingtao Brewery Company, Ltd., H Shares	28,000	175,324

		75,246,441
Food & Staples Retailing - 2.0%
Aeon Company, Ltd.	35,200	395,621
Alimentation Couche Tard, Inc.	3,866	200,263
BIM Birlesik Magazalar AS	38,165	1,808,960
Carrefour SA	37,725	1,025,667
Casey’s General Stores, Inc. (L)	6,379	360,988
Casino Guichard Perrachon SA	3,512	352,484
China Resources Enterprises, Ltd.	106,855	348,748
Colruyt SA	2,699	132,969
Costco Wholesale Corp.	74,268	7,522,606
CP ALL PCL	308,700	489,783
CVS Caremark Corp. (L)	214,117	10,945,661
Delhaize Group SA	3,528	169,487
Distribuidora Internacional
de Alimentacion SA	16,918	131,854
E-Mart Company, Ltd.	1,019	208,063
Empire Company, Ltd.	784	50,366
FamilyMart Company, Ltd.	3,500	147,419
George Weston, Ltd.	1,434	103,665
Harris Teeter Supermarkets, Inc. (L)	17,909	770,087
Ingles Markets, Inc., Class A	2,499	51,379
J Sainsbury PLC	85,345	447,777
Jeronimo Martins SGPS SA (L)	24,366	485,443
Kesko OYJ, B Shares	2,781	86,904

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Koninklijke Ahold NV	32,802	$470,036
Lawson, Inc.	3,500	260,131
Loblaw Companies, Ltd. (L)	3,288	132,221
Magnit OJSC, GDR	10,418	442,084
Massmart Holdings, Ltd.	6,119	126,459
Metcash, Ltd.	52,922	220,155
Metro AG	8,660	267,987
Metro, Inc. (L)	2,917	182,700
Nash Finch Company	2,312	44,321
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,368	28,318
Olam International, Ltd. (L)	118,789	159,763
Pick’n Pay Stores, Ltd.	14,633	72,661
President Chain Store Corp.	35,000	193,724
Pricesmart, Inc. (L)	3,050	226,158
Raia Drogasil SA	14,600	168,320
Rite Aid Corp. (I)	112,787	184,971
Roundy’s, Inc. (L)	2,310	13,236
Safeway, Inc. (L)	41,152	981,887
Seven & I Holdings Company, Ltd. (L)	44,200	1,289,237
Shoppers Drug Mart Corp.	6,076	253,410
Shoprite Holdings, Ltd.	25,479	485,944
Siam Makro PCL	6,300	102,414
Spartan Stores, Inc.	3,947	65,757
Sun Art Retail Group, Ltd.	214,000	298,109
SUPERVALU, Inc. (L)	82,083	325,870
Susser Holdings Corp. (I)(L)	1,897	83,999
Sysco Corp. (L)	100,954	3,246,681
Tesco PLC	565,741	3,168,217
The Andersons, Inc. (L)	3,163	155,240
The Chefs’ Warehouse, Inc. (I)	2,157	38,826
The Kroger Company	88,244	2,577,607
The Pantry, Inc. (I)	4,207	52,335
The Spar Group, Ltd.	10,168	123,089
United Natural Foods, Inc. (I)	18,740	948,619
Village Super Market, Inc., Class A	1,559	51,057
Wal-Mart Stores, Inc.	287,269	20,332,900
Walgreen Company (L)	147,547	6,040,574
Weis Markets, Inc. (L)	1,874	75,822
Wesfarmers, Ltd.	60,580	2,536,749
Whole Foods Market, Inc.	29,633	2,537,177
WM Morrison Supermarkets PLC	160,250	630,606
Woolworths, Ltd.	74,056	2,634,572
Wumart Stores, Inc., H Shares	45,000	88,272

		78,554,409
Food Products - 2.2%
Ajinomoto Company, Inc.	40,000	530,538
Alico, Inc. (L)	692	29,652
Annie’s, Inc. (I)	875	36,715
Archer-Daniels-Midland Company	113,107	3,603,589
Aryzta AG	5,804	333,577
Associated British Foods PLC	26,612	746,448
Astra Agro Lestari Tbk PT	37,220	70,914
B&G Foods, Inc.	8,884	261,190
Barry Callebaut AG	143	139,659
Boulder Brands, Inc. (I)(L)	10,089	85,958
BRF - Brasil Foods SA	47,600	1,032,848
Cal-Maine Foods, Inc.	2,490	100,820
Calavo Growers, Inc.	2,167	61,001
Calbee, Inc.	1,200	102,267
Campbell Soup Company (L)	30,780	1,266,905
Charoen Pokphand Foods PCL	228,300	249,067
Charoen Pokphand Indonesia Tbk PT	635,103	288,953

The accompanying notes are an integral part of the financial statements.
223

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
China Agri-Industries Holdings, Ltd.	198,784	$113,347
China Foods, Ltd.	88,000	57,782
China Mengniu Dairy Company, Ltd.	113,498	316,126
Chiquita Brands International, Inc. (I)	7,952	49,382
CJ CheilJedang Corp.	413	147,133
ConAgra Foods, Inc.	69,993	2,387,461
Danone SA	36,799	2,549,725
Darling International, Inc. (I)(L)	19,917	332,415
DE Master Blenders 1753 NV (I)	20,372	244,845
Dean Foods Company (I)	31,814	528,112
Diamond Foods, Inc. (I)(L)	3,897	60,520
Dole Food Company, Inc. (I)(L)	6,136	68,723
Felda Global Ventures Holdings BHD	117,100	170,144
Flowers Foods, Inc.	24,563	692,185
Fresh Del Monte Produce, Inc.	6,328	165,098
General Mills, Inc.	110,816	5,125,240
Genting Plantations BHD	28,600	78,396
Golden Agri-Resources, Ltd.	553,240	289,613
Green Mountain Coffee Roasters, Inc. (I)(L)	26,389	1,260,339
H.J. Heinz Company	55,072	3,988,865
Hillshire Brands Company	26,183	848,329
Hormel Foods Corp. (L)	23,026	861,403
Indofood Sukses Makmur Tbk PT	390,017	294,578
Ingredion, Inc.	16,396	1,085,415
IOI Corp. BHD	301,300	478,011
J&J Snack Foods Corp.	2,498	172,912
JBS SA (I)	30,900	107,090
John B. Sanfilippo & Son, Inc.	1,478	28,171
Kellogg Company	42,475	2,569,738
Kerry Group PLC	11,159	625,263
Kerry Group PLC (London Exchange)	2,564	143,489
Kikkoman Corp.	12,000	186,478
Kraft Foods Group, Inc.	101,745	4,931,580
Kuala Lumpur Kepong BHD	47,300	316,902
Lancaster Colony Corp.	7,234	529,312
Limoneira Company	1,378	27,160
Lindt & Spruengli AG - PC	55	198,610
Lindt & Spruengli AG - REG	7	298,629
Lotte Confectionery Company, Ltd.	40	67,587
McCormick & Company, Inc., Non-
Voting Shares (L)	22,759	1,530,998
Mead Johnson Nutrition Company	34,869	2,612,037
MEIJI Holdings Company, Ltd.	4,000	172,143
Mondelez International, Inc., Class A	305,211	8,439,084
Nestle SA	194,098	13,545,576
Nippon Meat Packers, Inc.	12,000	187,390
Nisshin Seifun Group, Inc.	14,000	183,598
Nissin Food Products Company, Ltd.	4,400	174,896
Omega Protein Corp. (I)	3,822	31,646
Orion Corp.	189	186,843
Pilgrim’s Pride Corp. (I)(L)	10,386	91,501
Post Holdings, Inc. (I)	11,390	440,337
PPB Group BHD	45,300	181,530
Sanderson Farms, Inc.	3,888	197,238
Saputo, Inc. (L)	4,300	212,821
Seneca Foods Corp., Class A (I)	1,560	47,611
Smithfield Foods, Inc. (I)	26,734	594,564
Snyders-Lance, Inc.	7,535	186,567
Standard Foods Corp.	22,920	66,809
Suedzucker AG	6,143	269,025
Tate & Lyle PLC	35,453	436,591
The Hain Celestial Group, Inc. (I)(L)	6,185	338,629
The Hershey Company	25,684	2,140,505

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
The J.M. Smucker Company	18,628	$1,775,248
Tiger Brands, Ltd.	10,188	343,071
Tingyi Cayman Islands Holding Corp.	180,000	472,330
Tootsie Roll Industries, Inc. (L)	8,377	235,226
Toyo Suisan Kaisha, Ltd.	6,000	175,691
TreeHouse Foods, Inc. (I)	6,003	350,515
Tyson Foods, Inc., Class A (L)	49,294	1,117,495
Uni-President China Holdings, Ltd.	107,000	131,127
Uni-President Enterprises Corp.	261,710	490,861
Unilever NV	54,253	2,099,344
Unilever PLC	91,641	3,645,089
Universal Robina Corp.	81,506	189,986
Want Want China Holdings, Ltd.	543,000	760,583
Wilmar International, Ltd.	144,000	412,883
Yakult Honsha Company, Ltd. (L)	6,200	230,303
Yamazaki Baking Company, Ltd.	9,000	113,729

		86,147,629
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	6,734	58,788
Church & Dwight Company, Inc. (L)	29,924	1,854,091
Colgate-Palmolive Company	76,279	8,728,606
Energizer Holdings, Inc. (L)	13,259	1,218,900
Harbinger Group, Inc. (I)	7,194	61,653
Henkel AG & Company, KGaA	8,961	662,937
Kimberly-Clark Corp.	67,203	6,335,899
LG Household & Health Care, Ltd.	484	276,310
Oil-Dri Corp of America	782	21,521
Orchids Paper Products Company	1,090	23,893
Reckitt Benckiser Group PLC	46,566	3,128,833
Spectrum Brands Holdings, Inc.	3,848	208,138
Svenska Cellulosa AB, B Shares	19,341	472,416
The Clorox Company (L)	22,408	1,882,496
The Procter & Gamble Company	469,599	35,774,052
Unicharm Corp.	7,300	422,838
Unilever Indonesia Tbk PT	132,445	312,537
WD-40 Company	2,695	146,096

		61,590,004
Personal Products - 0.3%
Amorepacific Corp.	168	158,853
AMOREPACIFIC Group	174	67,804
Avon Products, Inc.	74,223	1,451,060
Beiersdorf AG	7,375	642,736
Elizabeth Arden, Inc. (I)	4,266	165,947
Hengan International Group Company, Ltd.	67,500	684,531
Hypermarcas SA (I)	25,900	228,853
Inter Parfums, Inc.	2,904	72,774
Kao Corp.	32,100	1,026,103
L’Oreal SA	15,447	2,306,554
Medifast, Inc. (I)(L)	2,368	54,890
Natura Cosmeticos SA	13,000	335,607
Nature’s Sunshine Products, Inc. (L)	2,271	32,839
Nutraceutical International Corp.	1,902	31,174
Prestige Brands Holdings, Inc. (I)	8,574	203,975
Revlon, Inc., Class A (I)	2,017	45,483
Shiseido Company, Ltd.	22,700	300,560
The Estee Lauder Companies, Inc., Class A	41,230	2,642,843
The Female Health Company (L)	3,805	27,016
USANA Health Sciences, Inc. (I)(L)	1,051	46,549

		10,526,151
Tobacco - 1.4%
Alliance One International, Inc. (I)(L)	15,749	58,744

The accompanying notes are an integral part of the financial statements.
224

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Altria Group, Inc.	347,808	$11,668,958
British American Tobacco Malaysia BHD	10,798	213,096
British American Tobacco PLC	137,933	7,186,512
Gudang Garam Tbk PT	41,482	206,905
Imperial Tobacco Group PLC	70,808	2,567,149
Japan Tobacco, Inc.	53,400	1,684,505
KT&G Corp.	5,540	394,980
Lorillard, Inc.	66,696	2,570,464
Philip Morris International, Inc.	286,914	26,324,360
Reynolds American, Inc.	55,679	2,432,059
Souza Cruz SA	28,200	450,055
Star Scientific, Inc. (I)(L)	25,522	45,174
Swedish Match AB	7,039	230,460
Universal Corp. (L)	8,891	496,029
Vector Group, Ltd. (L)	9,401	150,886

		56,680,336

		368,744,970
Energy - 9.6%
Energy Equipment & Services - 1.6%
AMEC PLC	22,181	351,383
Atwood Oceanics, Inc. (I)	12,198	623,928
Baker Hughes, Inc.	75,508	3,384,269
Basic Energy Services, Inc. (I)(L)	5,430	79,441
Bolt Technology Corp.	1,813	28,283
Bristow Group, Inc.	5,982	348,511
Bumi Armada BHD	108,600	133,149
C&J Energy Services, Inc. (I)	7,520	181,984
Cal Dive International, Inc. (I)(L)	17,447	31,579
Cameron International Corp. (I)	42,373	2,700,008
CARBO Ceramics, Inc. (L)	4,204	381,723
China Oilfield Services, Ltd., H Shares	138,000	293,405
Cie Generale de Geophysique-Veritas (I)	9,683	240,474
Dawson Geophysical Company (I)	1,429	44,156
Diamond Offshore Drilling, Inc. (L)	11,939	831,910
Dresser-Rand Group, Inc. (I)	16,206	999,262
Dril-Quip, Inc. (I)(L)	14,482	1,190,855
Ensco PLC, Class A	39,895	2,399,285
Exterran Holdings, Inc. (I)	10,884	274,603
FMC Technologies, Inc. (I)(L)	40,830	2,119,485
Forum Energy Technologies, Inc. (I)(L)	3,725	99,383
Fugro NV	2,241	106,747
Geospace Technologies Corp. (I)	2,137	207,973
Gulf Islands Fabrication, Inc.	2,587	61,596
Gulfmark Offshore, Inc., Class A	4,576	163,455
Halliburton Company	159,380	6,615,864
Heckmann Corp. (I)(L)	24,228	86,252
Helix Energy Solutions Group, Inc. (I)	38,808	908,495
Helmerich & Payne, Inc. (L)	18,159	1,203,215
Hercules Offshore, Inc. (I)	26,889	182,307
Hornbeck Offshore Services, Inc. (I)	5,928	251,940
ION Geophysical Corp. (I)(L)	22,491	149,340
Key Energy Services, Inc. (I)	25,506	218,841
Lufkin Industries, Inc. (L)	5,686	368,339
Matrix Service Company (I)	4,649	72,338
Mitcham Industries, Inc. (I)	2,340	35,919
Nabors Industries, Ltd.	49,873	835,871
National Oilwell Varco, Inc.	73,320	4,995,292
Natural Gas Services Group, Inc. (I)	2,306	40,263
Newpark Resources, Inc. (I)(L)	15,381	135,507
Noble Corp.	43,404	1,554,731
Oceaneering International, Inc.	23,110	1,469,565
Oil States International, Inc. (I)	11,757	895,296

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Parker Drilling Company (I)	20,396	$97,085
Patterson-UTI Energy, Inc. (L)	31,987	746,577
Petrofac, Ltd.	18,281	403,212
PHI, Inc. (I)	2,267	71,524
Pioneer Energy Services Corp. (I)	10,760	93,935
RigNet, Inc. (I)	2,214	43,439
Rowan Companies PLC, Class A (I)(L)	21,330	737,805
Saipem SpA	18,877	502,565
Sapurakencana Petroleum BHD (I)	202,589	190,109
Schlumberger, Ltd.	228,008	17,750,423
Superior Energy Services, Inc. (I)	33,774	893,322
Technip SA	6,404	693,638
Tenaris SA	33,654	692,699
Tesco Corp. (I)	5,323	67,655
TETRA Technologies, Inc. (I)	13,353	123,248
TGC Industries, Inc.	2,908	27,830
Tidewater, Inc. (L)	10,671	505,058
Transocean, Ltd.	21,376	1,123,662
Unit Corp. (I)	9,257	421,008
Vantage Drilling Company (I)(L)	33,318	54,308
Willbros Group, Inc. (I)	7,102	47,939
WorleyParsons, Ltd.	12,374	335,227

		62,918,490
Oil, Gas & Consumable Fuels - 8.0%
Abraxas Petroleum Corp. (I)(L)	15,253	31,269
Adaro Energy Tbk PT	1,179,745	191,259
Alon USA Energy, Inc.	1,749	34,088
Alpha Natural Resources, Inc. (I)(L)	47,224	376,848
Amyris, Inc. (I)(L)	5,903	17,296
Anadarko Petroleum Corp.	85,833	6,830,590
Apache Corp.	67,202	4,991,093
Apco Oil and Gas International, Inc.	1,882	25,031
Approach Resources, Inc. (I)(L)	5,634	139,442
ARC Resources, Ltd. (L)	9,412	237,296
Arch Coal, Inc. (L)	81,529	426,397
Athabasca Oil Corp. (I)	10,909	107,265
Banpu PCL	7,050	92,739
Baytex Energy Corp. (L)	4,077	170,275
Berry Petroleum Company, Class A (L)	8,867	405,843
BG Group PLC	239,406	4,233,968
Bill Barrett Corp. (I)(L)	18,526	334,394
Bonanza Creek Energy, Inc. (I)	1,694	57,308
Bonavista Energy Corp. (L)	5,837	74,261
BP PLC, ADR	1,339,700	9,022,427
BPZ Resources, Inc. (I)	18,401	45,266
Bumi Resources Tbk PT	1,213,139	102,814
Cabot Oil & Gas Corp.	36,039	2,233,337
Callon Petroleum Company (I)	7,298	39,336
Caltex Australia, Ltd.	8,130	165,553
Cameco Corp.	11,659	248,725
Canadian Natural Resources, Ltd.	33,557	1,025,665
Canadian Oil Sands, Ltd.	15,244	312,049
Carrizo Oil & Gas, Inc. (I)(L)	6,772	159,074
Cenovus Energy, Inc.	22,405	725,433
Chesapeake Energy Corp. (L)	89,040	1,795,046
Chevron Corp.	336,142	39,379,035
China Coal Energy Company, Ltd., H Shares	365,295	361,482
China Petroleum & Chemical Corp., H Shares	1,504,030	1,710,415
China Shenhua Energy Company, Ltd.,
H Shares	303,500	1,147,335
Cimarex Energy Company	18,534	1,247,524
Clayton Williams Energy, Inc. (I)(L)	1,087	43,154
Clean Energy Fuels Corp. (I)(L)	11,312	142,305

The accompanying notes are an integral part of the financial statements.
225

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy, Inc. (I)	10,278	$176,165
CNOOC, Ltd.	1,612,716	3,154,818
Comstock Resources, Inc. (I)(L)	8,195	115,713
ConocoPhillips (L)	208,484	12,081,648
CONSOL Energy, Inc. (L)	39,121	1,257,740
Contango Oil & Gas Company (L)	2,206	85,505
Cosan SA Industria e Comercio	8,700	205,083
Cosmo Oil Company, Ltd.	31,000	73,032
Crescent Point Energy Corp. (L)	11,028	419,732
Crosstex Energy, Inc.	7,112	118,557
CVR Energy, Inc.	2,797	157,135
Delek US Holdings, Inc.	2,909	108,680
Denbury Resources, Inc. (I)	66,466	1,204,364
Devon Energy Corp.	64,689	3,510,025
Diamondback Energy, Inc. (I)	2,496	56,684
Enbridge, Inc. (L)	22,540	1,004,983
Encana Corp. (L)	23,096	415,448
Endeavour International Corp. (I)(L)	8,277	20,941
Energen Corp.	15,452	714,500
Energy XXI Bermuda, Ltd. (L)	13,323	396,093
Enerplus Corp. (L)	6,000	81,513
Eni SpA	180,483	4,104,443
EOG Resources, Inc.	46,523	5,848,406
EPL Oil & Gas, Inc. (I)	4,727	121,626
EQT Corp.	25,696	1,621,161
Evolution Petroleum Corp. (I)	3,389	34,737
Exxaro Resources, Ltd.	7,253	137,824
Exxon Mobil Corp.	783,058	70,122,844
Forest Oil Corp. (I)	45,604	264,503
Formosa Petrochemical Corp.	68,000	190,116
Frontline, Ltd. (I)(L)	9,182	18,731
FX Energy, Inc. (I)	9,693	34,216
Galp Energia SGPS SA	29,739	459,018
GasLog, Ltd.	4,187	53,635
Gazprom OAO, (London Exchange), ADR	93,190	829,928
Gazprom OAO, ADR	152,600	1,355,088
Gevo, Inc. (I)(L)	4,490	8,890
Goodrich Petroleum Corp. (I)(L)	4,596	59,242
Green Plains Renewable Energy, Inc. (I)(L)	4,472	42,350
GS Holdings Corp.	2,482	159,359
Gulfport Energy Corp. (I)	11,086	453,972
Halcon Resources Corp. (I)	18,701	132,777
Harvest Natural Resources, Inc. (I)(L)	6,893	37,291
Hess Corp.	51,034	3,393,761
HollyFrontier Corp.	43,386	2,438,293
Husky Energy, Inc.	9,834	302,387
Idemitsu Kosan Company, Ltd.	1,300	118,181
Imperial Oil, Ltd. (L)	8,540	355,098
Indo Tambangraya Megah Tbk PT	32,828	136,905
Inner Mongolia Yitai Coal Co.	43,400	250,075
Inpex Corp.	131	696,412
IRPC PCL	650,100	92,704
Japan Petroleum Exploration Company, Ltd.	1,800	68,232
JX Holdings, Inc.	130,900	798,888
Kinder Morgan, Inc.	108,613	4,026,284
KiOR, Inc., Class A (I)(L)	4,982	27,451
Knightsbridge Tankers, Ltd. (L)	4,668	32,676
Kodiak Oil & Gas Corp. (I)	44,544	396,442
Kunlun Energy Company, Ltd.	298,000	620,675
LUKOIL OAO, ADR	16,000	1,032,000
LUKOIL OAO, ADR (London Exchange)	8,057	521,546
Lundin Petroleum AB (I)	7,302	165,849
Magnum Hunter Resources Corp. (I)(L)	25,239	97,675

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	121,326	$4,064,421
Marathon Petroleum Corp.	58,254	4,828,092
Matador Resources Company (I)(L)	2,658	20,759
McMoRan Exploration Company (I)	17,072	274,688
MEG Energy Corp. (I)	4,829	155,933
Midstates Petroleum Company, Inc. (I)	4,385	32,712
Miller Energy Resources, Inc. (I)(L)	6,005	23,540
Murphy Oil Corp. (L)	31,708	1,930,383
Neste Oil OYJ	6,003	89,947
Newfield Exploration Company (I)	23,224	536,939
Nexen, Inc.	16,152	443,093
Noble Energy, Inc.	30,552	3,386,078
Nordic American Tankers, Ltd. (L)	8,926	79,798
Northern Oil and Gas, Inc. (I)(L)	23,453	321,541
NovaTek OAO, GDR	4,452	516,751
NovaTek OAO, GDR (London Exchange)	986	114,376
Oasis Petroleum, Inc. (I)	13,474	494,496
Occidental Petroleum Corp.	139,148	11,456,055
OGX Petroleo e Gas Participacoes SA (I)	95,400	151,819
OMV AG	10,290	446,743
Origin Energy, Ltd.	65,225	805,458
Pacific Rubiales Energy Corp.	9,646	236,181
Panhandle Oil and Gas, Inc., Class A (L)	1,032	28,112
PDC Energy, Inc. (I)(L)	5,041	235,112
Peabody Energy Corp.	46,095	993,808
Pembina Pipeline Corp. (L)	8,219	230,650
Pengrowth Energy Trust (L)	17,351	73,863
Penn Virginia Corp. (L)	9,684	39,414
Penn West Petroleum, Ltd. (L)	14,850	144,288
PetroChina Company, Ltd., H Shares	1,891,739	2,594,514
Petroleo Brasileiro SA	212,500	1,555,585
Petronas Dagangan BHD	22,100	168,194
Petroquest Energy, Inc. (I)(L)	9,968	38,277
Phillips 66	107,481	6,767,004
Pioneer Natural Resources Company	21,165	2,662,769
Plains Exploration & Production Company (I)	27,628	1,253,482
PTT Exploration & Production PCL	99,856	528,972
PTT PCL	58,943	691,886
QEP Resources, Inc.	30,591	931,802
Quicksilver Resources, Inc. (I)(L)	45,905	85,383
Range Resources Corp.	27,931	2,145,101
Reliance Industries, Ltd., GDR (S)	14,767	445,963
Reliance Industries, Ltd., GDR
(London Exchange) (S)	116,977	3,535,535
Rentech, Inc.	39,143	106,860
Repsol SA	22,258	472,010
Resolute Energy Corp. (I)	8,493	86,459
REX American Resources Corp. (I)	1,100	25,410
Rex Energy Corp. (I)(L)	7,458	100,534
Rosetta Resources, Inc. (I)	20,159	981,340
Rosneft OAO	12,776	102,320
Rosneft OAO, GDR	49,846	395,718
Royal Dutch Shell PLC, B Shares	187,579	6,328,398
Royal Dutch Shell PLC, Class A	259,035	8,528,520
S-Oil Corp.	2,189	201,130
Sanchez Energy Corp. (I)(L)	2,018	37,353
Santos, Ltd.	59,265	811,065
Sasol, Ltd.	32,018	1,364,839
Scorpio Tankers, Inc. (I)	9,687	82,340
SemGroup Corp., Class A (I)	7,068	325,764
Ship Finance International, Ltd. (L)	8,083	136,684
Showa Shell Sekiyu KK	10,400	75,261
SK Innovation Company, Ltd.	2,929	478,911

The accompanying notes are an integral part of the financial statements.
226

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Company	14,152	$819,118
Solazyme, Inc. (I)(L)	5,754	50,232
Southwestern Energy Company (I)	60,014	2,056,680
Spectra Energy Corp.	114,353	3,320,811
Stone Energy Corp. (I)	8,430	172,394
Suncor Energy, Inc. (L)	45,999	1,393,909
Surgutneftegas OAO, ADR (L)	38,994	368,493
Surgutneftegas OAO, ADR (London Exchange)	8,200	77,470
Surgutneftegas OAO, Class B, ADR	2,000	14,700
Swift Energy Company (I)(L)	7,384	99,832
Synergy Resources Corp. (I)	7,034	46,635
Talisman Energy, Inc.	31,678	397,799
Tambang Batubara Bukit Asam Persero
Tbk PT	67,590	105,656
Targa Resources Corp.	4,818	293,898
Tatneft OAO, ADR	7,091	295,157
Tatneft OAO, ADR (Russian Exchange)	4,429	184,246
Teekay Tankers, Ltd., Class A (L)	11,281	27,977
Tesoro Corp.	24,119	1,356,453
Thai Oil PCL	54,885	129,325
The Williams Companies, Inc.	115,729	4,016,954
TonenGeneral Sekiyu KK	14,000	138,845
Total SA (L)	133,479	6,670,616
Tourmaline Oil Corp. (I)	4,366	155,631
TransCanada Corp. (L)	20,718	965,132
Triangle Petroleum Corp. (I)(L)	7,855	49,251
Tullow Oil PLC	64,758	1,192,860
Tupras Turkiye Petrol Rafinerileri AS	45,017	1,261,342
Ultrapar Participacoes SA	23,400	606,457
Uranerz Energy Corp. (I)(L)	8,459	11,166
Uranium Energy Corp. (I)	15,582	35,994
Vaalco Energy, Inc. (I)(L)	9,913	80,394
Valero Energy Corp.	95,069	4,334,196
Vermilion Energy, Inc. (L)	3,430	177,512
W&T Offshore, Inc.	5,982	88,893
Warren Resources, Inc. (I)	13,838	36,256
Western Refining, Inc. (L)	9,662	346,769
Westmoreland Coal Company (I)	2,278	23,919
Whitehaven Coal, Ltd.	25,998	73,781
Woodside Petroleum, Ltd.	40,416	1,544,082
World Fuel Services Corp.	15,439	587,145
WPX Energy, Inc. (I)(L)	34,210	485,440
Yanzhou Coal Mining Company, Ltd.,
H Shares	171,210	264,215

		316,260,755

		379,179,245
Financials - 18.6%
Capital Markets - 2.0%
3i Group PLC	72,678	352,272
Aberdeen Asset Management PLC	64,905	422,364
Affiliated Managers Group, Inc. (I)	11,094	1,622,276
Ameriprise Financial, Inc.	35,349	2,426,002
Apollo Investment Corp.	77,559	673,988
Arlington Asset Investment Corp., Class A	1,930	49,794
BGC Partners, Inc., Class A	17,459	74,550
BlackRock Kelso Capital Corp.	12,498	130,479
BlackRock, Inc.	21,547	5,165,893
Calamos Asset Management, Inc., Class A	3,775	42,205
Capital Securities Corp.	143,000	54,641
Capital Southwest Corp. (L)	520	60,237
CETIP SA - Mercados Organizados	15,500	187,153
China Everbright, Ltd.	79,784	147,247

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
CI Financial Corp. (L)	5,305	$138,895
CITIC Securities Company, Ltd., H Shares	94,500	239,554
Cohen & Steers, Inc.	3,141	103,559
Cowen Group, Inc., Class A (I)	16,523	43,125
Credit Suisse Group AG	75,804	2,019,111
Daewoo Securities Company, Ltd.	8,263	92,789
Daiwa Securities Group, Inc.	101,000	623,785
Deutsche Bank AG	61,944	2,829,277
Diamond Hill Investment Group, Inc.	528	39,611
Duff & Phelps Corp., Class A	5,444	84,600
E*TRADE Financial Corp. (I)	44,217	473,564
Eaton Vance Corp. (L)	24,670	942,147
Epoch Holding Corp.	2,742	76,639
Evercore Partners, Inc., Class A	4,782	194,627
Federated Investors, Inc., Class B (L)	20,040	465,329
Fidus Investment Corp.	2,256	40,608
Fifth Street Finance Corp.	17,735	189,765
Financial Engines, Inc.	7,860	256,865
Franklin Resources, Inc.	23,700	3,347,625
FXCM, Inc., Class A (L)	4,039	53,113
GAMCO Investors, Inc., Class A (L)	1,133	60,616
GFI Group, Inc.	12,802	44,935
Gladstone Capital Corp. (L)	4,225	38,448
Gladstone Investment Corp.	5,215	39,060
Golub Capital BDC, Inc.	2,854	46,891
Greenhill & Company, Inc. (L)	10,522	639,527
GSV Capital Corp. (I)(L)	3,617	30,130
Hargreaves Lansdown PLC	18,052	237,535
Harris & Harris Group, Inc. (I)	6,511	23,179
Hercules Technology Growth Capital, Inc.	9,012	112,920
HFF, Inc., Class A	5,687	104,413
Horizon Technology Finance Corp.	1,591	23,420
Hyundai Securities Company, Ltd.	6,248	51,222
ICAP PLC	40,442	203,490
ICG Group, Inc. (I)	6,480	84,434
IGM Financial, Inc. (L)	3,475	153,591
INTL. FCStone, Inc. (I)(L)	2,549	45,474
Invesco, Ltd.	76,263	2,043,086
Investec PLC	40,822	296,935
Investec, Ltd.	16,496	117,114
Investment Technology Group, Inc. (I)	6,648	80,507
Janus Capital Group, Inc. (L)	40,094	371,270
Jefferies Group, Inc. (L)	27,407	595,280
Julius Baer Group, Ltd.	13,229	501,431
KCAP Financial, Inc. (L)	4,166	42,327
Knight Capital Group, Inc., Class A (I)	30,749	113,771
Korea Investment Holdings Company, Ltd.	2,060	87,225
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	16,448	21,382
Legg Mason, Inc. (L)	20,133	573,791
Macquarie Group, Ltd.	19,911	762,387
Main Street Capital Corp.	5,102	162,907
Manning & Napier, Inc.	2,559	38,231
MCG Capital Corp.	13,341	60,035
Medallion Financial Corp.	3,736	48,568
Mediobanca SpA	37,738	228,164
Medley Capital Corp. (L)	4,635	69,432
Mirae Asset Securities Company, Ltd.	1,274	50,887
Morgan Stanley	237,360	5,352,468
MVC Capital, Inc.	4,280	54,570
New Mountain Finance Corp.	2,968	45,203
NGP Capital Resources Company	4,469	31,551
Nomura Holdings, Inc.	215,500	1,235,802

The accompanying notes are an integral part of the financial statements.
227

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Northern Trust Corp.	37,478	$1,992,705
Oppenheimer Holdings, Inc., Class A	2,080	39,312
Partners Group Holding AG	1,116	257,595
PennantPark Investment Corp.	11,179	129,676
Piper Jaffray Companies (I)(L)	2,541	98,006
Prospect Capital Corp.	31,880	355,462
Ratos AB	5,801	59,615
Raymond James Financial, Inc.	23,894	1,048,469
Safeguard Scientifics, Inc. (I)(L)	3,714	56,230
Samsung Securities Company, Ltd.	3,104	163,671
SBI Holdings, Inc.	13,064	103,646
Schroders PLC	8,387	253,543
SEI Investments Company	28,883	816,522
Solar Capital, Ltd.	6,538	160,181
Solar Senior Capital, Ltd.	1,893	35,626
State Street Corp.	79,830	4,517,580
Stifel Financial Corp. (I)(L)	10,262	354,435
SWS Group, Inc. (I)	5,567	35,684
T. Rowe Price Group, Inc.	43,773	3,116,200
The Bank of New York Mellon Corp. (L)	200,706	5,447,161
The Charles Schwab Corp.	188,336	3,058,577
The Goldman Sachs Group, Inc.	75,869	11,362,141
THL Credit, Inc.	2,666	40,950
TICC Capital Corp.	7,203	74,407
Triangle Capital Corp.	4,487	135,507
UBS AG	219,459	3,446,897
Virtus Investment Partners, Inc. (I)	1,013	170,194
Waddell & Reed Financial, Inc., Class A (L)	18,306	750,912
Walter Investment Management Corp. (I)	6,036	277,173
Westwood Holdings Group, Inc.	997	41,226
WisdomTree Investments, Inc. (I)	10,172	92,565
Woori Investment & Securities Company, Ltd.	6,820	79,751
Yuanta Financial Holdings Company, Ltd.	523,000	273,033

		77,431,950
Commercial Banks - 6.1%
1st Source Corp.	2,432	57,298
1st United Bancorp, Inc.	4,680	28,454
ABSA Group, Ltd.	15,913	286,376
Access National Corp.	1,706	27,142
Agricultural Bank of China, Ltd., H Shares	1,912,000	986,664
Akbank TAS	644,253	3,131,173
Alliance Financial Corp.	951	42,272
Alliance Financial Group BHD	77,640	108,178
American National Bankshares, Inc.	1,283	25,955
Ameris Bancorp (I)(L)	4,375	60,725
Aozora Bank, Ltd.	65,000	196,990
Arrow Financial Corp. (L)	1,818	44,068
Associated Banc-Corp. (L)	36,765	529,048
Asya Katilim Bankasi AS (I)	180,823	222,214
Australia & New Zealand Banking Group, Ltd.	162,357	4,755,060
Axis Bank, Ltd., GDR	66,999	1,665,032
Axis Bank, Ltd., GDR	1,714	42,764
Banca Monte dei Paschi di Siena SpA (I)(L)	449,115	122,851
Bancfirst Corp.	1,122	44,925
Banco Bilbao Vizcaya Argentaria SA	147,976	1,430,498
Banco Bradesco SA	40,900	727,745
Banco de Sabadell SA (I)	72,065	156,435
Banco do Brasil SA	40,400	537,605
Banco Espirito Santo SA (I)	216,219	258,954
Banco Latinoamericano de
Comercio Exterior SA	4,655	112,558
Banco Popolare SC (I)	123,904	208,579
Banco Popular Espanol SA (I)	131,474	113,227

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Banco Santander Brasil SA	53,300	$387,215
Banco Santander SA	279,756	2,122,423
BancorpSouth, Inc. (L)	33,723	515,962
Bangkok Bank PCL	37,900	278,282
Bangkok Bank PCL (Foreign Shares)	57,548	447,988
Bank Central Asia Tbk PT	992,830	1,127,205
Bank Danamon Indonesia Tbk PT	269,101	175,288
Bank Mandiri Persero Tbk PT	761,728	790,944
Bank Negara Indonesia Persero Tbk PT	602,453	286,538
Bank of Ayudhya PCL	171,000	198,187
Bank of China, Ltd., H Shares	6,720,321	3,182,903
Bank of Communications Company, Ltd.,
H Shares	603,076	476,400
Bank of East Asia, Ltd.	81,093	329,130
Bank of Hawaii Corp. (L)	9,627	465,851
Bank of Kentucky Financial Corp.	1,024	27,361
Bank of Marin Bancorp, Class A	1,114	41,875
Bank of Montreal (L)	18,771	1,168,762
Bank of Nova Scotia (L)	33,653	2,004,658
Bank of the Ozarks, Inc. (L)	4,954	190,184
Bank of the Philippine Islands	57,893	150,931
Bank Pan Indonesia Tbk PT (I)	25,750	2,261
Bank Rakyat Indonesia Persero Tbk PT	896,677	874,640
Bankia SA (I)(L)	26,013	10,879
Banner Corp.	3,277	97,360
Banque Cantonale Vaudoise	122	69,446
Bar Harbor Bankshares	651	23,208
Barclays PLC	819,370	3,810,982
BB&T Corp.	120,162	3,648,118
BBCN Bancorp, Inc. (L)	13,471	166,771
BDO Unibank, Inc. (I)	115,310	280,766
Bendigo and Adelaide Bank, Ltd.	20,894	211,666
BNP Paribas SA	62,908	3,512,459
BOC Hong Kong Holdings, Ltd.	244,000	821,583
Boston Private Financial Holdings, Inc. (L)	13,452	122,817
Bridge Bancorp, Inc.	1,360	28,642
Bridge Capital Holdings (I)	1,467	22,328
Bryn Mawr Bank Corp.	2,226	51,064
BS Financial Group, Inc.	8,035	116,094
BSB Bancorp, Inc. (I)	1,481	19,549
C&F Financial Corp.	718	28,684
CaixaBank (L)	19,283	78,979
Camden National Corp.	522	17,691
Canadian Imperial Bank of Commerce (L)	11,747	947,050
Capital Bank Financial Corp., Class A (I)	1,691	31,284
Capital City Bank Group, Inc. (I)(L)	2,430	27,824
Cardinal Financial Corp.	5,079	80,908
Cathay General Bancorp	28,973	564,684
Centerstate Banks, Inc.	4,492	38,047
Central Pacific Financial Corp. (I)	3,850	59,637
Chang Hwa Commercial Bank	235,710	139,028
Chemical Financial Corp.	4,036	98,842
China Citic Bank Corp., Ltd., H Shares	657,200	420,556
China Construction Bank Corp., H Shares	6,458,196	5,334,528
China Development
Financial Holdings Corp. (I)	717,000	216,050
China Merchants Bank Company, Ltd.,
H Shares	346,355	751,920
China Minsheng Banking Corp., Ltd.,
H Shares	462,500	640,034
Chinatrust Financial Holding Company, Ltd.	658,784	391,689
Chongqing Rural Commercial Bank, H Shares	208,000	117,339
CIMB Group Holdings BHD	415,500	967,217

The accompanying notes are an integral part of the financial statements.
228

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Citizens & Northern Corp.	1,863	$36,329
Citizens Republic Bancorp, Inc. (I)	6,800	140,080
City Holding Company (L)	2,557	96,961
City National Corp. (L)	10,139	575,997
CNB Financial Corp.	2,040	34,374
CoBiz Financial, Inc.	6,547	54,275
Columbia Banking System, Inc. (L)	6,794	135,880
Comerica, Inc. (L)	32,691	1,123,917
Commerce Bancshares, Inc.	16,686	635,570
Commerzbank AG (I)	249,571	458,115
Commonwealth Bank of Australia	95,386	6,546,469
Community Bank Systems, Inc. (L)	6,645	191,841
Community Trust Bancorp, Inc.	2,456	83,823
Credit Agricole SA (I)	62,643	589,259
Cullen/Frost Bankers, Inc. (L)	13,163	797,151
CVB Financial Corp.	15,187	160,982
DBS Group Holdings, Ltd.	129,272	1,569,664
DGB Financial Group, Inc.	6,090	91,284
E.Sun Financial Holding Company, Ltd.	230,050	138,301
Eagle Bancorp, Inc. (I)	3,200	69,440
East West Bancorp, Inc.	30,051	739,255
Enterprise Bancorp, Inc.	1,136	18,051
Enterprise Financial Services Corp.	2,811	39,298
Erste Group Bank AG (I)	15,464	495,608
Farmers National Banc Corp.	3,120	19,500
Fidelity Southern Corp. (I)	1,655	18,375
Fifth Third Bancorp	154,138	2,441,546
Financial Institutions, Inc.	2,290	45,640
First Bancorp North Carolina	2,907	38,779
First BanCorp Puerto Rico (I)(L)	12,442	68,058
First Bancorp, Inc. Maine	1,595	27,641
First Busey Corp.	10,647	47,912
First California Financial Group, Inc. (I)(L)	4,381	35,223
First Commonwealth Financial Corp.	17,813	129,501
First Community Bancshares, Inc.	2,547	39,784
First Connecticut Bancorp, Inc.	3,422	48,969
First Financial Bancorp	10,220	156,673
First Financial Bankshares, Inc. (L)	5,335	237,941
First Financial Corp.	2,100	64,575
First Financial Holding Company, Ltd.	373,040	238,937
First Horizon National Corp. (L)	42,446	451,201
First Interstate Bancsystem, Inc.	3,092	56,491
First Merchants Corp.	5,029	74,781
First Midwest Bancorp, Inc.	12,713	158,913
First Niagara Financial Group, Inc.	75,521	617,762
FirstMerit Corp. (L)	42,044	635,705
FNB Corp.	23,586	267,937
FNB United Corp. (I)(L)	2,266	23,023
Fukuoka Financial Group, Inc.	42,000	190,665
Fulton Financial Corp. (L)	42,643	483,998
German American Bancorp, Inc.	866	18,844
Glacier Bancorp, Inc.	12,389	216,064
Great Southern Bancorp, Inc.	1,899	45,595
Guaranty Bancorp (I)	11,840	23,917
Hana Financial Group, Inc.	11,140	414,034
Hancock Holding Company	31,033	937,197
Hang Seng Bank, Ltd.	50,200	809,516
Hanmi Financial Corp. (I)	5,522	93,819
HDFC Bank, Ltd., ADR (L)	102,891	3,915,003
Heartland Financial USA, Inc.	2,265	53,318
Heritage Commerce Corp. (I)	3,329	22,504
Heritage Financial Corp.	2,405	33,309
Heritage Oaks Bancorp (I)	3,316	18,636

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Home BancShares, Inc.	3,814	$129,104
Hometrust Bancshares, Inc. (I)	3,667	56,655
Hong Leong Bank BHD	48,100	226,888
Hong Leong Financial Group BHD	17,300	80,227
Horizon Bancorp (L)	1,523	30,886
HSBC Holdings PLC	1,288,093	14,272,289
Hua Nan Financial Holdings Company, Ltd.	285,250	167,665
Hudson Valley Holding Corp.	3,070	46,603
Huntington Bancshares, Inc.	146,928	1,032,904
Iberiabank Corp.	4,983	250,147
ICICI Bank, Ltd., ADR	63,036	2,642,469
Independent Bank Corp. - Massachusetts (L)	3,811	120,771
Industrial & Commercial Bank of China, Ltd.,
H Shares	5,826,270	4,187,837
Industrial Bank of Korea	7,110	85,714
International Bancshares Corp.	20,839	421,990
Intesa Sanpaolo RSP	65,319	90,450
Intesa Sanpaolo SpA	712,617	1,157,281
Investors Bancorp, Inc.	7,476	132,101
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
Kasikornbank PCL	49,300	350,064
Kasikornbank PCL, Foreign Shares	80,270	586,268
KB Financial Group, Inc.	17,649	633,516
KBC Groep NV	8,604	319,365
KeyCorp	160,353	1,505,715
Korea Exchange Bank	10,790	75,470
Krung Thai Bank PCL	235,100	200,673
Lakeland Bancorp, Inc.	4,213	40,487
Lakeland Financial Corp.	2,949	72,899
Lloyds Banking Group PLC (I)	2,979,768	2,457,135
M&T Bank Corp. (L)	20,886	2,132,252
MainSource Financial Group, Inc.	3,040	42,560
Malayan Banking BHD	355,233	1,051,773
MB Financial, Inc.	9,348	221,641
Mega Financial Holding Company, Ltd.	474,575	393,804
Mercantile Bank Corp.	1,776	29,588
Merchants Bancshares, Inc.	1,194	34,435
Metro Bancorp, Inc. (I)	2,815	46,870
MetroCorp Bancshares, Inc. (I)	2,497	25,819
Metropolitan Bank & Trust Company	17,000	47,664
Middleburg Financial Corp.	1,372	28,044
MidWestOne Financial Group, Inc.	1,091	25,071
Mitsubishi UFJ Financial Group	744,000	4,114,666
Mizuho Financial Group, Inc. (L)	1,331,100	2,927,652
National Australia Bank, Ltd.	135,983	4,187,990
National Bank Holdings Corp.	1,333	24,114
National Bank of Canada	4,449	338,922
National Bankshares, Inc. (L)	1,196	40,353
National Penn Bancshares, Inc. (L)	21,027	206,065
Natixis	54,368	226,789
NBT Bancorp, Inc. (L)	5,719	117,011
Nedbank Group, Ltd.	11,363	242,539
Nordea Bank AB	80,915	933,033
Northrim BanCorp, Inc.	1,424	30,958
Old National Bancorp (L)	17,180	231,930
OmniAmerican Bancorp, Inc. (I)	2,089	54,439
Oriental Financial Group, Inc. (L)	7,780	119,112
Oversea-Chinese Banking Corp., Ltd.	182,964	1,488,959
Pacific Continental Corp.	3,342	35,525
PacWest Bancorp (L)	5,087	139,028
Park National Corp. (L)	1,955	128,991
Park Sterling Corp. (I)	7,749	44,014
Peapack Gladstone Financial Corp.	1,441	21,226

The accompanying notes are an integral part of the financial statements.
229

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Penns Woods Bancorp, Inc.	869	$35,168
Peoples Bancorp, Inc.	1,890	40,956
Pinnacle Financial Partners, Inc. (I)(L)	5,907	128,241
PNC Financial Services Group, Inc.	90,831	5,666,946
Preferred Bank (I)	1,853	29,870
PrivateBancorp, Inc.	10,303	184,527
Prosperity Bancshares, Inc. (L)	17,278	797,207
Public Bank BHD	88,162	459,100
Raiffeisen Bank International AG (L)	3,117	117,681
Regions Financial Corp.	242,681	1,856,510
Renasant Corp. (L)	4,042	88,964
Republic Bancorp, Inc., Class A (L)	1,910	41,332
Resona Holdings, Inc.	104,700	479,803
RHB Capital BHD	49,916	126,833
Royal Bank of Canada (L)	42,575	2,643,056
Royal Bank of Scotland Group PLC (I)	148,189	725,547
S&T Bancorp, Inc. (L)	5,079	91,727
Sandy Spring Bancorp, Inc.	3,450	66,792
Sberbank of Russia, ADR	58,718	810,513
Sberbank of Russia, ADR	71,300	983,227
SCBT Financial Corp.	2,825	134,527
Seacoast Banking Corp. of Florida (I)	16,418	33,821
Seven Bank, Ltd.	30,600	80,527
Shinhan Financial Group Company, Ltd.	20,573	807,496
Shinsei Bank, Ltd.	86,000	189,106
Siam Commercial Bank PCL	121,068	723,481
Sierra Bancorp	2,606	32,992
Signature Bank (I)(L)	9,889	734,456
Simmons First National Corp., Class A	2,699	67,853
SinoPac Financial Holdings Company, Ltd.	351,320	160,598
Skandinaviska Enskilda Banken AB, Series A	41,595	431,760
Societe Generale SA (I)	44,121	1,695,143
Southside Bancshares, Inc. (L)	3,121	66,696
Southwest Bancorp, Inc. (I)	3,645	47,349
Standard Bank Group, Ltd.	68,689	886,301
Standard Chartered PLC	168,021	4,566,291
State Bank Financial Corp.	5,312	84,461
State Bank of India, GDR	20,241	1,688,754
State Bank of India, GDR (National
India Exchange)	397	33,249
StellarOne Corp.	3,497	53,819
Sterling Bancorp	5,848	59,474
Sterling Financial Corp.	4,733	100,245
Suffolk Bancorp (I)	2,049	28,850
Sumitomo Mitsui Financial Group, Inc.	78,300	3,131,812
Sumitomo Mitsui Trust Holdings, Inc.	178,000	690,861
Sun Bancorp, Inc. (I)(L)	7,889	28,400
SunTrust Banks, Inc.	92,543	2,553,261
Suruga Bank, Ltd.	10,000	146,888
Susquehanna Bancshares, Inc.	31,770	369,485
SVB Financial Group (I)	9,534	639,350
Svenska Handelsbanken AB, Class A	14,638	632,462
Swedbank AB, Class A	24,347	582,867
SY Bancorp, Inc. (L)	2,392	54,179
Synovus Financial Corp.	168,460	427,888
Taishin Financial Holdings Company, Ltd.	376,581	155,223
Taiwan Business Bank (I)	154,600	48,526
Taiwan Cooperative Financial Holding	265,800	153,005
Taylor Capital Group, Inc. (I)(L)	2,907	48,053
TCF Financial Corp. (L)	34,981	480,639
Texas Capital Bancshares, Inc. (I)(L)	6,747	285,128
The Bancorp, Inc. (I)	5,194	66,327
The Bank of Kyoto, Ltd.	17,000	148,491

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
The Bank of Yokohama, Ltd.	65,000	$334,370
The Chiba Bank, Ltd.	39,000	248,562
The Chugoku Bank, Ltd.	9,000	131,897
The First of Long Island Corp.	1,275	36,427
The Gunma Bank, Ltd.	21,000	114,145
The Hachijuni Bank, Ltd.	23,000	123,014
The Hiroshima Bank, Ltd.	27,000	113,265
The Iyo Bank, Ltd.	14,000	119,283
The Joyo Bank, Ltd.	35,000	174,759
The Nishi-Nippon City Bank, Ltd.	39,000	101,933
The Shizuoka Bank, Ltd.	29,000	288,040
The Toronto-Dominion Bank (L)	26,848	2,209,021
Tompkins Financial Corp. (L)	1,915	79,338
TowneBank (L)	4,720	68,629
Trico Bancshares	2,519	42,949
Trustmark Corp. (L)	24,953	571,424
Turkiye Garanti Bankasi AS	826,446	3,952,127
Turkiye Halk Bankasi AS	224,041	2,217,514
Turkiye Is Bankasi, Class C	566,368	2,021,788
Turkiye Vakiflar Bankasi Tao, Class D	271,615	833,761
U.S. Bancorp	322,950	10,973,841
UMB Financial Corp. (L)	5,440	248,010
Umpqua Holdings Corp. (L)	19,157	240,420
UniCredit SpA (I)	286,663	1,457,572
Union First Market Bankshares Corp.	3,700	67,155
Unione di Banche Italiane SCPA	60,414	274,839
United Bankshares, Inc. (L)	8,601	223,626
United Community Banks, Inc. (I)	7,319	78,826
United Overseas Bank, Ltd.	90,214	1,387,320
Univest Corp. of Pennsylvania	1,137	18,863
Valley National Bancorp (L)	42,324	424,510
Virginia Commerce Bancorp, Inc. (I)	4,877	66,132
VTB Bank OJSC, GDR	72,381	262,806
VTB Bank OJSC, GDR (London Exchange)	558	2,024
Washington Banking Company	2,375	32,633
Washington Trust Bancorp, Inc.	2,182	57,692
Webster Financial Corp.	29,350	646,287
Wells Fargo & Company	840,840	29,496,667
WesBanco, Inc.	4,361	102,004
West Coast Bancorp	3,418	80,323
Westamerica Bancorp.	10,575	467,944
Western Alliance Bancorp (I)(L)	12,313	163,763
Westpac Banking Corp.	184,420	5,784,623
Wilshire Bancorp, Inc. (I)	10,908	64,030
Wing Hang Bank, Ltd.	11,670	129,022
Wintrust Financial Corp. (L)	6,138	224,037
Woori Finance Holdings Company, Ltd.	17,060	206,194
Yamaguchi Financial Group, Inc.	11,000	102,727
Yapi ve Kredi Bankasi AS (I)	312,918	883,935
Zions Bancorporation (L)	31,633	763,621

		241,720,907
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	2,510	62,117
AEON Credit Service Company, Ltd. (L)	4,400	102,407
American Express Company	167,211	10,392,164
Asta Funding, Inc.	1,784	17,162
Capital One Financial Corp.	99,903	5,098,050
Cash America International, Inc. (L)	5,006	253,504
Credit Acceptance Corp. (I)	1,336	147,668
Credit Saison Company, Ltd.	9,500	201,777
DFC Global Corp. (I)(L)	7,663	143,145
Discover Financial Services	86,694	3,340,320
Encore Capital Group, Inc. (I)(L)	3,782	111,758

The accompanying notes are an integral part of the financial statements.
230

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Ezcorp, Inc., Class A (I)	8,303	$171,706
First Cash Financial Services, Inc. (I)	4,889	258,677
Green Dot Corp., Class A (I)	4,262	59,753
Nelnet, Inc., Class A	4,150	137,697
Netspend Holdings, Inc. (I)	5,053	80,090
Nicholas Financial, Inc.	2,208	29,918
Portfolio Recovery Associates, Inc. (I)(L)	2,911	340,369
Samsung Card Company, Ltd.	2,217	79,715
SLM Corp.	79,375	1,505,744
World Acceptance Corp. (I)(L)	1,798	141,503

		22,675,244
Diversified Financial Services - 2.5%
African Bank Investments, Ltd.	46,208	147,659
AMMB Holdings BHD	168,800	345,405
ASX, Ltd.	11,180	413,803
Ayala Corp.	16,223	231,224
Bank of America Corp. (L)	1,851,114	20,788,010
BM&F Bovespa SA	129,500	877,334
CBOE Holdings, Inc.	18,691	671,381
Chailease Holding Company, Ltd.	46,000	129,831
Citigroup, Inc.	503,655	21,138,400
CME Group, Inc.	52,678	3,151,198
Deutsche Boerse AG	13,123	813,656
Eurazeo	1,840	100,379
Exor SpA	5,232	146,626
Far East Horizon, Ltd.	127,000	93,535
FBR & Company (I)	1,834	32,393
First Pacific Company, Ltd.	154,000	202,615
FirstRand, Ltd.	187,814	641,514
Fubon Financial Holding Company, Ltd. (I)	364,736	495,237
Groupe Bruxelles Lambert SA	3,132	249,848
HACI Omer Sabanci Holding AS	296,428	1,612,618
Haitong Securities Company, Ltd.,
H Shares (I)	82,400	139,315
Hong Kong Exchanges & Clearing, Ltd.	73,515	1,322,485
Industrivarden AB, C Shares (I)	4,888	86,905
ING Groep NV (I)	125,737	1,008,819
IntercontinentalExchange, Inc. (I)(L)	12,489	1,933,547
Investment AB Kinnevik	7,388	168,539
Investor AB, B Shares	16,806	490,901
JPMorgan Chase & Company	652,883	31,939,036
Leucadia National Corp. (L)	34,025	915,273
London Stock Exchange Group PLC	12,931	260,934
MarketAxess Holdings, Inc.	6,202	242,250
Marlin Business Services Corp.	1,514	28,690
Mitsubishi UFJ Lease &
Finance Company, Ltd.	3,660	169,104
Moody’s Corp. (L)	33,306	1,600,686
MSCI, Inc. (I)	26,149	866,316
NewStar Financial, Inc. (I)(L)	4,103	55,514
NYSE Euronext	41,735	1,555,881
Onex Corp.	3,125	140,909
ORIX Corp.	6,360	707,713
Pargesa Holding SA	1,547	109,711
PHH Corp. (I)(L)	9,511	199,826
PICO Holdings, Inc. (I)	3,985	85,717
Pohjola Bank OYJ	6,806	107,857
Remgro, Ltd.	27,181	512,671
RMB Holdings, Ltd.	44,897	203,216
Singapore Exchange, Ltd.	69,000	422,812
Stellus Capital Investment Corp. (L)	1,590	24,248
The NASDAQ OMX Group, Inc. (L)	20,112	636,746

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Wendel SA	2,206	$242,997

		98,461,284
Insurance - 4.0%
ACE, Ltd.	58,361	4,983,446
Admiral Group PLC	14,317	271,026
Aegon NV	56,933	339,159
Aflac, Inc.	80,534	4,022,673
Ageas	8,045	273,187
AIA Group, Ltd.	717,509	3,129,451
Alleghany Corp. (I)	3,629	1,371,290
Allianz SE	30,322	4,143,680
Alterra Capital Holdings, Ltd.	14,522	444,954
American Equity Investment Life
Holding Company (L)	10,559	146,559
American Financial Group, Inc.	16,233	713,603
American International Group, Inc. (I)	253,553	9,637,550
American Safety Insurance Holdings, Ltd. (I)	1,803	41,523
AMERISAFE, Inc.	3,157	102,981
AMP, Ltd.	173,157	966,965
Amtrust Financial Services, Inc. (L)	4,555	151,454
Aon PLC	54,731	3,343,517
Argo Group International Holdings, Ltd.	4,330	164,453
Arthur J. Gallagher & Company	26,640	1,025,107
Aspen Insurance Holdings, Ltd.	15,204	545,215
Assicurazioni Generali SpA	83,466	1,354,051
Assurant, Inc.	13,518	567,621
Aviva PLC (I)	204,533	1,102,618
AXA SA	110,947	1,918,842
Baldwin & Lyons, Inc., Class B	1,394	32,466
Baloise Holding AG	3,132	280,690
Berkshire Hathaway, Inc., Class B (I)	313,278	32,004,480
Brown & Brown, Inc.	25,257	757,710
Cathay Financial Holdings Company, Ltd.	422,950	541,251
China Life Insurance Company, Ltd. (I)	116,099	112,008
China Life Insurance Company, Ltd., H Shares	668,376	2,003,134
China Pacific Insurance Group Company, Ltd.,
H Shares	211,200	781,235
China Taiping Insurance
Holdings Company, Ltd. (I)	78,000	155,173
Cincinnati Financial Corp.	25,147	1,131,866
Citizens, Inc. (I)(L)	2,542	23,361
CNO Financial Group, Inc. (L)	34,241	374,597
CNP Assurances	9,578	142,321
Delta Lloyd NV	4,110	72,622
Discovery Holdings, Ltd.	18,629	155,261
Donegal Group, Inc., Class A	1,673	24,125
Dongbu Insurance Company, Ltd.	2,070	90,627
Eastern Insurance Holdings, Inc.	1,665	31,002
eHealth, Inc. (I)	3,387	52,600
EMC Insurance Group, Inc.	982	25,277
Employers Holdings, Inc.	5,385	113,139
Enstar Group, Ltd. (I)	1,419	177,857
Everest Re Group, Ltd.	11,074	1,379,931
FBL Financial Group, Inc., Class A	1,888	68,610
Fidelity National Financial, Inc., Class A	45,364	1,131,378
First American Financial Corp.	40,695	988,482
Genworth Financial, Inc., Class A (I)	84,471	721,382
Global Indemnity PLC (I)	1,727	39,894
Great-West Lifeco, Inc. (L)	7,826	207,934
Greenlight Capital Re, Ltd., Class A (I)(L)	4,803	115,176
Hallmark Financial Services, Inc. (I)	2,267	20,539
Hannover Rueckversicherung AG	4,271	334,171
Hanwha Life Insurance Company, Ltd.	8,260	55,154

The accompanying notes are an integral part of the financial statements.
231

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (L)	74,935	$1,769,215
HCC Insurance Holdings, Inc.	21,695	867,800
Hilltop Holdings, Inc. (I)	6,790	87,184
Homeowners Choice, Inc. (L)	1,532	30,885
Horace Mann Educators Corp.	6,764	138,391
Hyundai Marine & Fire
Insurance Company, Ltd.	3,100	89,938
Industrial Alliance Insurance and
Financial Services, Inc.	2,695	96,693
Infinity Property & Casualty Corp.	1,998	112,268
Insurance Australia Group, Ltd.	126,146	733,041
Intact Financial Corp.	3,782	240,251
Kansas City Life Insurance Company	811	30,267
Kemper Corp.	11,623	367,752
Legal & General Group PLC	414,747	1,006,200
Liberty Holdings, Ltd.	5,697	73,638
Lincoln National Corp.	47,233	1,395,263
Loews Corp.	53,404	2,302,246
Maiden Holdings, Ltd.	8,683	87,525
Mapfre SA	19,542	63,632
Marsh & McLennan Companies, Inc.	93,498	3,472,516
Meadowbrook Insurance Group, Inc.	9,059	63,685
Mercury General Corp.	7,762	301,709
MetLife, Inc.	187,385	6,640,924
MMI Holdings, Ltd.	57,879	143,207
Montpelier Re Holdings, Ltd.	8,342	206,214
MS&AD Insurance Group Holdings	29,500	609,945
Muenchener Rueckversicherungs AG	12,188	2,187,766
National Financial Partners Corp. (I)(L)	6,851	134,691
National Interstate Corp.	1,159	38,572
National Western Life Insurance
Company, Class A	408	66,447
NKSJ Holdings, Inc.	21,900	463,499
Old Mutual PLC	341,771	1,047,141
Old Republic International Corp.	51,679	620,665
OneBeacon Insurance Group, Ltd., Class A	4,154	55,539
PICC Property & Casualty Company, Ltd.,
H Shares	236,780	339,959
Ping An Insurance Group Company, H Shares	168,355	1,412,563
Platinum Underwriters Holdings, Ltd.	5,362	283,543
Porto Seguro SA	8,100	107,419
Power Corp. of Canada (L)	9,823	262,518
Power Financial Corp. (L)	6,642	192,127
Primerica, Inc.	17,927	564,163
Principal Financial Group, Inc. (L)	47,398	1,498,251
Protective Life Corp.	16,949	541,012
Prudential Financial, Inc.	79,691	4,428,429
Prudential PLC	180,030	2,671,848
QBE Insurance Group, Ltd.	71,218	968,466
Reinsurance Group of America, Inc.	15,817	909,478
Resolution, Ltd.	93,418	369,538
RLI Corp. (L)	3,485	240,256
RMI Holdings	38,203	96,021
RSA Insurance Group PLC	244,128	446,407
Safety Insurance Group, Inc.	2,138	100,486
Sampo OYJ	20,714	762,929
Samsung Fire & Marine
Insurance Company, Ltd.	1,729	364,042
Samsung Life Insurance Company, Ltd.	2,878	276,328
Sanlam, Ltd.	104,263	522,727
SCOR SE	10,505	297,150
Selective Insurance Group, Inc. (L)	9,402	209,100

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Shin Kong Financial
Holding Company, Ltd. (I)	358,000	$109,347
Sony Financial Holdings, Inc.	9,900	156,261
StanCorp Financial Group, Inc. (L)	9,475	377,200
Standard Life PLC	165,037	880,160
State Auto Financial Corp. (L)	2,694	45,259
Stewart Information Services Corp. (L)	3,097	71,696
Sul America SA	8,100	77,219
Sun Life Financial, Inc. (L)	17,667	493,562
Suncorp Group, Ltd.	77,886	893,434
Swiss Life Holding	1,789	293,144
Swiss Re, Ltd.	20,731	1,651,957
Symetra Financial Corp.	13,678	180,139
T&D Holdings, Inc.	34,300	406,686
The Allstate Corp.	82,745	3,807,925
The Chubb Corp. (L)	44,988	3,780,342
The Dai-ichi Life Insurance Company, Ltd.	502	703,442
The Hanover Insurance Group, Inc.	9,546	407,423
The Navigators Group, Inc. (I)	1,675	94,068
The Phoenix Companies, Inc. (I)(L)	1,123	28,187
The Progressive Corp.	95,556	2,327,744
The Travelers Companies, Inc.	65,513	5,268,555
Tokio Marine Holdings, Inc.	40,600	1,145,841
Torchmark Corp.	16,304	916,122
Tower Group, Inc. (I)(L)	6,081	113,411
United Fire Group, Inc.	3,535	86,890
Unum Group	47,252	1,156,256
Vienna Insurance Group AG	2,435	123,148
W.R. Berkley Corp.	23,561	977,782
XL Group PLC	51,628	1,478,626
Zurich Insurance Group AG	8,777	2,399,231

		158,766,904
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	8,461	227,770
AG Mortgage Investment Trust, Inc.	3,556	93,274
Agree Realty Corp.	2,183	61,277
Alexander’s, Inc.	367	119,092
Alexandria Real Estate Equities, Inc.	13,640	970,350
American Assets Trust, Inc.	5,604	169,409
American Campus Communities, Inc.	22,409	1,012,887
American Capital Mortgage Investment Corp.	5,946	152,812
Anworth Mortgage Asset Corp.	22,892	139,641
Apartment Investment & Management
Company, Class A	24,998	740,441
Apollo Commercial Real Estate Finance, Inc.	3,897	67,223
Apollo Residential Mortgage, Inc.	4,143	92,720
Ares Commercial Real Estate Corp.	1,521	25,903
ARMOUR Residential REIT, Inc. (L)	50,128	335,356
Ascendas Real Estate Investment Trust	146,000	302,425
Ashford Hospitality Trust, Inc.	9,204	108,331
Associated Estates Realty Corp. (L)	8,378	146,447
AvalonBay Communities, Inc.	19,645	2,452,285
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	33,050	698,016
Boston Properties, Inc.	25,910	2,691,531
BRE Properties, Inc.	16,458	800,023
British Land Company PLC	58,807	505,139
Camden Property Trust	18,015	1,245,557
Campus Crest Communities, Inc.	6,661	83,529
CapitaCommercial Trust	158,000	211,740
Capital Shopping Centres Group PLC	38,794	195,468
CapitaMall Trust	179,200	309,954
CapLease, Inc.	11,957	71,503

The accompanying notes are an integral part of the financial statements.
232

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Capstead Mortgage Corp.	16,499	$206,897
Cedar Realty Trust, Inc.	11,053	63,444
CFS Retail Property Trust Group	121,375	258,641
Chatham Lodging Trust	2,834	46,648
Chesapeake Lodging Trust	6,742	145,155
Colonial Properties Trust (L)	14,879	320,791
Colony Financial, Inc.	8,778	194,433
Coresite Realty Corp.	3,429	111,100
Corio NV	2,266	104,272
Corporate Office Properties Trust	17,304	447,654
Cousins Properties, Inc.	15,582	151,457
CreXus Investment Corp.	11,022	146,703
CubeSmart	20,821	306,902
CYS Investments, Inc. (L)	28,619	339,421
DCT Industrial Trust, Inc. (L)	40,833	296,448
Dexus Property Group	279,391	311,110
DiamondRock Hospitality Company	31,865	284,873
Duke Realty Corp.	58,902	951,856
DuPont Fabros Technology, Inc. (L)	10,321	239,034
Dynex Capital, Inc. (L)	9,426	102,084
EastGroup Properties, Inc.	4,725	268,427
Education Realty Trust, Inc.	19,177	209,221
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	236,556	383,916
EPR Properties (L)	7,825	381,782
Equity One, Inc. (L)	22,288	523,991
Equity Residential	55,258	3,041,400
Essex Property Trust, Inc.	7,823	1,165,549
Excel Trust, Inc.	7,665	96,656
Extra Space Storage, Inc.	21,557	807,094
Federal Realty Investment Trust	13,841	1,470,053
Federation Centres	82,499	206,466
FelCor Lodging Trust, Inc. (I)	21,680	108,834
First Industrial Realty Trust, Inc. (I)	16,650	264,236
First Potomac Realty Trust	8,880	125,474
Fonciere Des Regions	1,525	126,198
Franklin Street Properties Corp. (L)	12,622	173,553
Gecina SA	1,294	146,366
Getty Realty Corp. (L)	4,436	88,188
Gladstone Commercial Corp.	2,647	50,187
Glimcher Realty Trust	23,758	267,515
Goodman Group	103,603	491,147
Government Properties Income Trust (L)	7,097	187,787
GPT Group	85,453	341,259
Gramercy Capital Corp. (I)	9,323	35,614
H&R Real Estate Investment Trust	2,764	62,182
Hammerson PLC	50,327	377,022
HCP, Inc.	77,641	3,795,092
Health Care REIT, Inc.	44,600	2,860,644
Healthcare Realty Trust, Inc.	14,550	387,030
Hersha Hospitality Trust	29,786	167,099
Highwoods Properties, Inc. (L)	29,610	1,080,765
Home Properties, Inc.	10,976	685,122
Hospitality Properties Trust	26,479	706,989
Host Hotels & Resorts, Inc. (L)	124,474	2,074,982
Hudson Pacific Properties, Inc.	6,174	139,347
ICADE	1,429	128,186
Inland Real Estate Corp. (L)	13,239	127,889
Invesco Mortgage Capital, Inc.	20,503	430,973
Investors Real Estate Trust (L)	15,804	150,296
iStar Financial, Inc. (I)	14,310	142,957
Japan Prime Realty Investment Corp.	48	141,281
Japan Real Estate Investment Corp.	35	383,954

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Japan Retail Fund Investment Corp.	123	$240,395
JAVELIN Mortgage Investment Corp.	1,628	31,225
Kilroy Realty Corp.	15,808	834,030
Kimco Realty Corp.	70,008	1,524,074
Kite Realty Group Trust	12,138	79,989
Klepierre	6,167	253,477
Land Securities Group PLC	54,564	685,268
LaSalle Hotel Properties	14,733	374,071
Lexington Realty Trust (L)	22,431	257,059
Liberty Property Trust	25,323	982,279
LTC Properties, Inc.	5,166	199,253
Mack-Cali Realty Corp.	17,790	504,880
Medical Properties Trust, Inc. (L)	23,035	334,468
Mirvac Group	210,119	352,114
Mission West Properties, Inc.	3,218	29,541
Monmouth Real Estate
Investment Corp., Class A	7,503	83,733
National Health Investments, Inc. (L)	4,069	263,671
National Retail Properties, Inc. (L)	23,566	811,849
New York Mortgage Trust, Inc. (L)	9,007	63,409
Nippon Building Fund, Inc.	41	458,626
Nomura Real Estate Office Fund, Inc.	17	104,339
NorthStar Realty Finance Corp.	27,792	248,738
Omega Healthcare Investors, Inc. (L)	42,630	1,193,214
One Liberty Properties, Inc.	2,341	50,847
Parkway Properties, Inc.	3,691	62,415
Pebblebrook Hotel Trust	10,241	244,862
Pennsylvania Real Estate Investment Trust	9,482	171,150
PennyMac Mortgage Investment Trust	9,751	247,870
Plum Creek Timber Company, Inc. (L)	27,751	1,345,924
Potlatch Corp.	15,447	679,822
Prologis, Inc.	79,160	3,082,490
PS Business Parks, Inc.	3,064	226,705
Public Storage	24,764	3,744,564
RAIT Financial Trust (L)	9,081	65,746
Ramco-Gershenson Properties Trust	7,933	125,341
Rayonier, Inc. (L)	26,387	1,474,242
Realty Income Corp. (L)	39,805	1,817,098
Redwood Trust, Inc.	13,366	270,795
Regency Centers Corp.	19,358	1,004,293
Resource Capital Corp.	17,129	116,477
Retail Opportunity Investments Corp. (L)	8,842	114,150
RioCan Real Estate Investment Trust	4,478	120,933
RLJ Lodging Trust	17,950	383,951
Rouse Properties, Inc.	3,805	63,201
Ryman Hospitality Properties (L)	5,475	245,006
Sabra Health Care REIT, Inc.	6,350	167,831
Saul Centers, Inc.	1,343	58,770
Segro PLC	52,566	204,154
Select Income REIT	1,868	51,949
Senior Housing Properties Trust (L)	37,812	948,703
Shopping Centres Australasia
Property Group (I)	13,834	23,308
Simon Property Group, Inc.	53,130	8,440,232
SL Green Realty Corp.	19,354	1,579,673
Sovran Self Storage, Inc.	4,809	292,580
Spirit Realty Capital, Inc.	5,628	112,110
STAG Industrial, Inc.	5,215	110,610
Starwood Property Trust, Inc.	22,260	622,167
Stockland	133,399	511,485
Strategic Hotels & Resorts, Inc. (I)	30,894	224,908
Summit Hotel Properties, Inc.	7,546	72,442
Sun Communities, Inc. (L)	5,090	236,838

The accompanying notes are an integral part of the financial statements.
233

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc. (I)	23,159	$262,391
Taubman Centers, Inc.	13,214	1,013,778
Terreno Realty Corp.	2,987	53,467
The Link REIT	156,425	835,967
The Macerich Company (L)	29,259	1,758,758
Two Harbors Investment Corp.	49,371	634,911
UDR, Inc.	53,571	1,278,204
UMH Properties, Inc.	3,406	34,128
Unibail-Rodamco SE	5,830	1,346,549
Universal Health Realty Income Trust	2,043	116,676
Urstadt Biddle Properties, Inc., Class A	4,356	92,042
Ventas, Inc.	50,761	3,592,864
Vornado Realty Trust	29,093	2,333,550
Washington Real Estate Investment Trust (L)	11,106	307,525
Weingarten Realty Investors (L)	23,911	732,872
Western Asset Mortgage Capital Corp.	3,222	69,241
Westfield Group	129,769	1,480,083
Westfield Retail Trust	175,820	569,423
Weyerhaeuser Company	93,007	2,735,336
Whitestone REIT (L)	2,619	38,630
Winthrop Realty Trust	5,478	68,749

		102,442,237
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	4,500	111,538
Agile Property Holdings, Ltd.	125,211	161,257
Alexander & Baldwin, Inc. (I)	9,181	323,447
AV Homes, Inc. (I)	1,994	29,950
Ayala Land, Inc.	464,845	365,851
BR Malls Participacoes SA	30,100	389,290
BR Properties SA	14,000	173,992
Brookfield Asset Management, Inc. (L)	16,768	635,924
Brookfield Office Properties, Inc. (L)	8,293	138,317
CapitaLand, Ltd.	189,500	596,570
CapitaMalls Asia, Ltd.	111,000	185,908
CBRE Group, Inc., Class A (I)	51,817	1,252,417
Central Pattana PCL	49,100	158,567
Cheung Kong Holdings, Ltd.	93,000	1,444,631
China Overseas Land & Investment, Ltd.	368,397	1,122,065
China Resources Land, Ltd.	185,211	542,649
China Vanke Co., Ltd.	119,900	242,965
City Developments, Ltd.	37,000	332,846
Consolidated-Tomoka Land Company (L)	720	24,516
Country Garden Holdings Company, Ltd. (I)	411,467	212,421
Daito Trust Construction Company, Ltd.	4,300	384,964
Daiwa House Industry Company, Ltd.	31,000	568,939
Evergrande Real Estate Group, Ltd.	583,000	284,738
Farglory Land Development Company, Ltd.	23,000	44,141
Forestar Group, Inc. (I)(L)	5,955	103,736
Franshion Properties China, Ltd.	298,000	106,130
Global Logistic Properties, Ltd.	158,000	321,974
Growthpoint Properties, Ltd.	96,094	291,322
Guangzhou R&F Properties Company, Ltd.,
H Shares	83,200	140,668
Hang Lung Properties, Ltd.	154,000	594,320
Henderson Land Development Company, Ltd.	66,751	467,201
Highwealth Construction Corp.	26,000	54,493
Hulic Company, Ltd. (I)	14,500	108,659
Hysan Development Company, Ltd.	46,557	239,960
Immoeast AG (I)	14,582	0
IMMOFINANZ AG	64,933	271,176
Jones Lang LaSalle, Inc.	9,433	911,605
Kennedy-Wilson Holdings, Inc. (L)	7,402	118,950
Keppel Land, Ltd.	59,970	200,931

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Kerry Properties, Ltd.	51,768	$265,705
Lend Lease Corp.	33,273	361,378
Longfor Properties Company, Ltd.	124,000	221,133
Mitsubishi Estate Company, Ltd.	74,000	1,842,875
Mitsui Fudosan Company, Ltd.	50,000	1,271,217
Multiplan Empreendimentos Imobiliarios SA	5,600	160,271
New World Development Company, Ltd.	251,257	459,900
Nomura Real Estate Holdings, Inc.	5,500	98,745
NTT Urban Development Corp.	65	66,168
Poly Property Group Company, Ltd. (I)	183,000	130,203
Redefine Income Fund, Ltd.	165,781	180,781
Ruentex Development Company, Ltd.	38,000	83,772
Shimao Property Holdings, Ltd.	126,500	255,026
Shui On Land, Ltd.	252,459	117,233
Sino Land Company, Ltd.	205,075	373,301
Sino-Ocean Land Holdings, Ltd.	265,858	183,880
SM Prime Holdings, Ltd.	598,471	279,666
SOHO China, Ltd.	190,000	147,798
Sumitomo Realty &
Development Company, Ltd.	21,000	709,793
Sun Hung Kai Properties, Ltd.	104,500	1,615,209
Swire Pacific, Ltd.	47,000	608,757
Swire Properties, Ltd.	86,600	325,130
Swiss Prime Site AG	3,452	277,180
Tejon Ranch Company (I)	2,304	67,507
Thomas Properties Group, Inc.	5,079	26,462
Tokyu Land Corp.	24,000	181,114
UEM Land Holdings BHD (I)	143,355	106,240
UOL Group, Ltd.	38,000	199,396
Wharf Holdings, Ltd.	102,625	899,780
Wheelock and Company, Ltd.	62,000	336,076
Yuexiu Property Company, Ltd.	496,000	172,189
Zillow, Inc., Class A (I)(L)	615	26,420

		25,709,333
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	32,085	313,791
Bank Mutual Corp.	9,512	54,409
BankFinancial Corp.	3,185	25,416
Beneficial Mutual Bancorp, Inc. (I)	5,859	56,188
Berkshire Hills Bancorp, Inc.	4,216	102,449
BofI Holding, Inc. (I)	1,933	65,084
Brookline Bancorp, Inc.	12,262	111,584
Cape Bancorp, Inc.	1,855	16,862
Dime Community Bancshares, Inc.	5,709	81,125
ESB Financial Corp.	1,649	22,641
ESSA Bancorp, Inc.	1,710	18,896
EverBank Financial Corp. (L)	3,766	56,867
Federal Agricultural Mortgage Corp., Class C	1,755	59,231
First Defiance Financial Corp.	2,016	45,400
First Financial Holdings, Inc.	3,129	62,455
First Financial Northwest, Inc. (I)	2,799	22,196
First Pactrust Bancorp, Inc. (L)	2,469	25,357
Flushing Financial Corp.	5,641	89,128
Fox Chase Bancorp, Inc.	2,098	35,079
Franklin Financial Corp.	2,251	40,203
Heritage Financial Group, Inc.	1,972	27,056
Home Bancorp, Inc. (I)	1,293	23,843
Home Federal Bancorp, Inc.	2,383	27,405
Home Loan Servicing Solutions, Ltd.	8,027	181,089
HomeStreet, Inc. (I)	1,601	39,993
Hudson City Bancorp, Inc.	81,645	695,615
Kearny Financial Corp.	3,196	31,928
Meridian Interstate Bancorp, Inc. (I)	1,502	27,171

The accompanying notes are an integral part of the financial statements.
234

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (I)(L)	32,398	$96,546
Nationstar Mortgage Holdings, Inc. (I)(L)	3,266	125,839
New York Community Bancorp, Inc. (L)	94,044	1,269,594
Northfield Bancorp, Inc.	3,843	43,733
Northwest Bancshares, Inc. (L)	16,699	208,571
OceanFirst Financial Corp.	2,888	40,259
Ocwen Financial Corp. (I)	18,156	715,710
Oritani Financial Corp. (L)	7,908	116,327
People’s United Financial, Inc. (L)	59,705	782,136
Peoples Federal Bancshares, Inc.	968	17,308
Provident Financial Holdings, Inc.	1,893	32,370
Provident Financial Services, Inc.	10,129	151,834
Provident New York Bancorp	7,053	63,336
Radian Group, Inc. (L)	22,663	199,661
Rockville Financial, Inc.	5,305	68,222
Roma Financial Corp.	1,595	23,989
SI Financial Group, Inc.	1,622	18,556
Simplicity Bancorp, Inc.	1,995	30,404
Territorial Bancorp, Inc.	1,747	40,740
Tree.com, Inc.	1,273	22,188
TrustCo Bank Corp.	16,959	88,356
United Financial Bancorp, Inc.	3,791	56,675
ViewPoint Financial Group	5,648	117,761
Walker & Dunlop, Inc. (I)	2,071	43,905
Washington Federal, Inc.	22,751	399,280
Westfield Financial, Inc.	5,250	40,898
WSFS Financial Corp.	1,395	66,263

		7,238,922

		734,446,781
Health Care - 10.3%
Biotechnology - 1.5%
Achillion Pharmaceuticals, Inc. (I)	10,198	82,604
Acorda Therapeutics, Inc. (I)(L)	6,820	202,895
Actelion, Ltd.	7,075	364,205
Aegerion Pharmaceuticals, Inc. (I)(L)	4,402	132,588
Affymax, Inc. (I)	6,118	16,274
Agenus, Inc. (I)(L)	4,993	21,370
Alexion Pharmaceuticals, Inc. (I)	33,368	2,894,340
Alkermes PLC (I)	20,655	448,420
Allos Therapeutics, Inc. (I)	12,426	0
Alnylam Pharmaceuticals, Inc. (I)(L)	8,555	202,668
AMAG Pharmaceuticals, Inc. (I)	3,779	62,542
Amgen, Inc.	131,792	12,047,107
Amicus Therapeutics, Inc. (I)(L)	5,891	15,788
Arena Pharmaceuticals, Inc. (I)(L)	36,592	307,007
Arqule, Inc. (I)	11,140	27,404
Array BioPharma, Inc. (I)	20,036	77,940
Astex Pharmaceuticals (I)	16,520	53,855
AVEO Pharmaceuticals, Inc. (I)	7,335	48,924
Biogen Idec, Inc. (I)	40,635	6,759,226
Biotime, Inc. (I)(L)	5,784	24,351
Celgene Corp. (I)	72,647	7,495,717
Celldex Therapeutics, Inc. (I)(L)	10,703	101,893
Cepheid, Inc. (I)(L)	11,048	402,479
Clovis Oncology, Inc. (I)(L)	2,418	45,603
Coronado Biosciences, Inc. (I)(L)	3,323	24,324
CSL, Ltd.	31,235	1,911,959
Cubist Pharmaceuticals, Inc. (I)	10,662	452,389
Curis, Inc. (I)	14,254	38,343
Cytori Therapeutics, Inc. (I)(L)	11,159	28,455
Dendreon Corp. (I)(L)	26,249	151,982
Discovery Laboratories, Inc. (I)	4,978	12,246

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dyax Corp. (I)	17,365	$55,742
Dynavax Technologies Corp. (I)(L)	29,973	61,145
Elan Corp. PLC (I)	32,506	364,459
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	111,530
Emergent Biosolutions, Inc. (I)	4,328	67,041
Enzon Pharmaceuticals, Inc. (L)	7,363	31,145
Exact Sciences Corp. (I)(L)	10,895	116,359
Exelixis, Inc. (I)(L)	31,213	142,331
Genomic Health, Inc. (I)(L)	2,780	79,647
Geron Corp. (I)(L)	23,815	34,770
Gilead Sciences, Inc. (I)	260,249	11,115,235
Grifols SA (I)	4,908	174,408
GTx, Inc. (I)(L)	5,190	23,615
Halozyme Therapeutics, Inc. (I)(L)	15,448	84,346
Idenix Pharmaceuticals, Inc. (I)(L)	15,499	65,251
ImmunoCellular Therapeutics, Ltd. (I)	9,337	23,716
Immunogen, Inc. (I)(L)	14,234	215,930
Immunomedics, Inc. (I)(L)	12,423	28,573
Infinity Pharmaceuticals, Inc. (I)	4,810	198,605
Intercept Pharmaceuticals, Inc. (I)	833	32,504
InterMune, Inc. (I)	13,299	117,962
Ironwood Pharmaceuticals, Inc. (I)(L)	12,878	192,269
Isis Pharmaceuticals, Inc. (I)(L)	17,049	250,620
Keryx Biopharmaceuticals Inc. (I)(L)	12,334	79,308
Kythera Biopharmaceuticals, Inc. (I)	904	23,558
Lexicon Pharmaceuticals, Inc. (I)(L)	36,735	72,368
Ligand Pharmaceuticals, Inc., Class B (I)	3,034	62,318
MannKind Corp. (I)(L)	19,938	51,041
Merrimack Pharmaceuticals, Inc. (I)	1,570	10,048
Momenta Pharmaceuticals, Inc. (I)	8,110	103,321
Neurocrine Biosciences, Inc. (I)(L)	11,490	121,564
NewLink Genetics Corp. (I)(L)	2,347	27,624
Novavax, Inc. (I)	23,050	41,951
NPS Pharmaceuticals, Inc. (I)(L)	14,627	116,723
OncoGenex Pharmaceuticals, Inc. (I)	2,766	32,888
Oncothyreon, Inc. (I)(L)	10,633	22,010
Opko Health, Inc. (I)(L)	18,317	127,120
Orexigen Therapeutics, Inc. (I)	12,500	74,500
Osiris Therapeutics, Inc. (I)(L)	3,047	20,049
PDL BioPharma, Inc. (L)	23,729	169,425
Pharmacyclics, Inc. (I)(L)	9,195	807,137
Progenics Pharmaceuticals, Inc. (I)	7,733	20,415
Prothena Corp. PLC (I)	872	5,380
Raptor Pharmaceutical Corp. (I)(L)	9,287	46,156
Regeneron Pharmaceuticals, Inc. (I)	16,130	2,693,710
Repligen Corp. (I)(L)	5,614	34,975
Rigel Pharmaceuticals, Inc. (I)	14,741	99,060
Sangamo Biosciences, Inc. (I)(L)	9,298	94,747
Seattle Genetics, Inc. (I)(L)	16,080	452,491
SIGA Technologies, Inc. (I)	7,514	32,160
Spectrum Pharmaceuticals, Inc. (L)	10,110	115,254
Sunesis Pharmaceuticals, Inc. (I)(L)	5,527	28,851
Synageva BioPharma Corp. (I)(L)	1,785	89,196
Synergy Pharmaceuticals, Inc. (I)(L)	7,265	39,740
Synta Pharmaceuticals Corp. (I)	6,875	59,056
Targacept, Inc. (I)	5,409	23,421
Theravance, Inc. (I)(L)	10,321	209,413
Threshold Pharmaceuticals, Inc. (I)(L)	7,893	36,545
Trius Therapeutics, Inc. (I)	5,095	26,749
United Therapeutics Corp. (I)(L)	10,118	605,158
Vanda Pharmaceuticals, Inc. (I)	5,600	21,056
Vertex Pharmaceuticals, Inc. (I)	46,438	2,174,227

The accompanying notes are an integral part of the financial statements.
235

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vical, Inc. (I)(L)	13,732	$43,942
XOMA Corp. (I)(L)	14,573	39,493
ZIOPHARM Oncology, Inc. (I)(L)	11,841	52,456

		57,048,705
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (L)	3,681	156,148
Abbott Laboratories	271,477	9,173,208
ABIOMED, Inc. (I)	5,829	93,497
Accuray, Inc. (I)	12,474	53,264
Align Technology, Inc. (I)(L)	12,094	380,235
Analogic Corp. (L)	2,046	151,793
AngioDynamics, Inc. (I)	4,476	55,458
Anika Therapeutics, Inc. (I)	2,309	28,747
Antares Pharma, Inc. (I)(L)	18,367	63,182
ArthroCare Corp. (I)	4,734	165,311
AtriCure, Inc. (I)	3,045	27,040
Atrion Corp.	221	43,369
Baxter International, Inc.	94,355	6,378,398
Becton, Dickinson and Company	33,827	2,978,806
Boston Scientific Corp. (I)	235,807	1,742,614
C.R. Bard, Inc.	13,147	1,299,581
Cantel Medical Corp.	3,559	110,792
Cardiovascular Systems, Inc. (I)(L)	3,074	48,600
CareFusion Corp. (I)	38,114	1,247,852
Cerus Corp. (I)	10,705	35,219
Cie Generale d’Optique
Essilor International SA	13,041	1,342,329
Cochlear, Ltd.	3,575	258,464
Conceptus, Inc. (I)(L)	5,341	119,265
CONMED Corp.	4,746	147,648
Covidien PLC	81,304	5,168,495
CryoLife, Inc.	5,281	32,373
Cyberonics, Inc. (I)	4,662	213,287
Cynosure, Inc., Class A (I)	2,144	60,740
DENTSPLY International, Inc. (L)	24,376	1,009,654
Derma Sciences, Inc. (I)(L)	2,299	28,347
DexCom, Inc. (I)(L)	11,706	174,771
Edwards Lifesciences Corp. (I)	19,822	1,703,304
Elekta AB, Series B	12,791	191,860
Endologix, Inc. (I)	9,480	142,769
Exactech, Inc. (I)	1,787	32,899
Getinge AB, B Shares	6,900	207,740
Globus Medical, Inc., Class A (I)(L)	1,633	23,597
Greatbatch, Inc. (I)	3,944	106,764
Haemonetics Corp. (I)(L)	8,392	346,170
Hansen Medical, Inc. (I)(L)	10,432	22,324
HeartWare International, Inc. (I)(L)	2,366	202,104
Hill-Rom Holdings, Inc.	13,023	426,894
Hologic, Inc. (I)	57,134	1,247,235
ICU Medical, Inc. (I)	2,080	118,061
IDEXX Laboratories, Inc. (I)(L)	11,709	1,078,633
Insulet Corp. (I)(L)	8,168	184,352
Integra LifeSciences Holdings Corp. (I)	3,324	135,420
Intuitive Surgical, Inc. (I)	6,829	3,482,039
Invacare Corp.	5,534	80,298
MAKO Surgical Corp. (I)(L)	6,806	87,049
Masimo Corp. (L)	19,653	390,112
Medtronic, Inc.	173,699	7,809,507
Meridian Bioscience, Inc. (L)	7,091	150,329
Merit Medical Systems, Inc. (I)	7,206	85,896
Natus Medical, Inc. (I)	5,180	65,786
Navidea Biopharmaceuticals, Inc. (I)(L)	17,065	52,390
Neogen Corp. (I)	4,027	188,544

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
NuVasive, Inc. (I)	7,402	$137,455
NxStage Medical, Inc. (I)	9,012	101,115
Olympus Corp. (I)	12,900	282,758
OraSure Technologies, Inc. (I)	9,450	52,542
Orthofix International NV (I)	3,182	118,561
Palomar Medical Technologies, Inc. (I)	3,849	42,493
PhotoMedex, Inc. (I)(L)	2,433	35,887
Quidel Corp. (I)(L)	4,828	114,279
ResMed, Inc. (L)	30,642	1,363,263
Rochester Medical Corp. (I)	2,170	32,029
Rockwell Medical Technologies, Inc. (I)(L)	4,135	18,235
RTI Biologics, Inc. (I)	10,516	38,173
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	148,000	137,613
Smith & Nephew PLC	65,363	700,507
Solta Medical, Inc. (I)	12,959	29,547
Sonova Holding AG	3,035	363,125
Spectranetics Corp. (I)	5,938	107,775
St. Jude Medical, Inc.	52,929	2,170,089
Staar Surgical Company (I)	6,705	36,140
STERIS Corp. (L)	22,179	864,981
Stryker Corp.	49,627	3,170,173
SurModics, Inc. (I)	2,290	58,074
Symmetry Medical, Inc. (I)	6,401	66,762
Sysmex Corp.	4,500	235,628
Teleflex, Inc. (L)	8,766	700,929
Terumo Corp.	9,400	412,489
The Cooper Companies, Inc.	10,257	1,087,857
Thoratec Corp. (I)	12,584	443,083
Tornier BV (I)(L)	2,826	49,116
Unilife Corp. (I)(L)	15,201	38,155
Utah Medical Products, Inc. (L)	623	25,823
Varian Medical Systems, Inc. (I)(L)	18,790	1,327,138
Vascular Solutions, Inc. (I)	2,988	45,358
Volcano Corp. (I)(L)	9,013	195,041
West Pharmaceutical Services, Inc.	5,652	341,494
Wright Medical Group, Inc. (I)(L)	6,605	153,566
Zimmer Holdings, Inc. (L)	29,799	2,233,733

		68,681,549
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I)(L)	4,542	123,633
Accretive Health, Inc. (I)	9,655	92,495
Aetna, Inc.	57,465	2,711,773
Air Methods Corp. (L)	6,530	292,479
Alfresa Holdings Corp.	2,800	137,860
Almost Family, Inc. (L)	1,538	31,667
Amedisys, Inc. (I)(L)	5,245	59,269
AmerisourceBergen Corp. (L)	40,443	1,908,910
Amil Participacoes SA	9,800	155,115
AMN Healthcare Services, Inc. (I)	7,546	106,399
Amsurg Corp. (I)	5,301	160,090
Assisted Living Concepts, Inc., Class A	3,557	42,115
Bangkok Dusit Medical Service PCL	23,700	118,806
Bio-Reference Labs, Inc. (I)(L)	4,109	108,806
BioScrip, Inc. (I)	7,513	82,267
Capital Senior Living Corp. (I)	4,766	109,618
Cardinal Health, Inc.	58,356	2,696,631
Catamaran Corp. (I)	6,365	342,985
Celesio AG	6,188	111,886
Centene Corp. (I)	8,684	390,954
Chemed Corp.	3,164	244,229
Chindex International, Inc. (I)	2,362	25,864
Cigna Corp.	49,101	2,870,444

The accompanying notes are an integral part of the financial statements.
236

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Community Health Systems, Inc.	19,531	$825,380
Corvel Corp. (I)	1,140	54,766
Coventry Health Care, Inc.	23,101	1,047,861
Cross Country Healthcare, Inc. (I)	5,153	29,372
DaVita HealthCare Partners, Inc. (I)	14,397	1,722,169
Diagnosticos da America SA	18,100	124,818
Emeritus Corp. (I)	5,256	149,743
ExamWorks Group, Inc. (I)(L)	5,062	71,678
Express Scripts Holding Company (I)	140,215	7,979,636
Five Star Quality Care, Inc. (I)(L)	7,577	48,038
Fresenius Medical Care AG &
Company KGaA	14,509	993,813
Fresenius SE & Company KGaA	8,606	1,056,646
Gentiva Health Services, Inc. (I)(L)	5,345	56,229
Hanger, Inc. (I)	5,766	171,020
Health Management
Associates, Inc., Class A (I)	54,906	603,417
Health Net, Inc. (I)	17,406	448,030
HealthSouth Corp. (I)	15,934	384,328
Healthways, Inc. (I)	5,799	74,517
Henry Schein, Inc. (I)(L)	18,846	1,681,440
HMS Holdings Corp. (I)(L)	33,084	959,105
Humana, Inc.	27,175	1,854,966
IHH Healthcare BHD (I)	195,209	216,466
IPC The Hospitalist Company, Inc. (I)(L)	2,824	117,761
Kindred Healthcare, Inc. (I)(L)	9,074	102,264
Laboratory Corp. of America Holdings (I)	16,247	1,439,484
Landauer, Inc.	1,595	93,642
LHC Group, Inc. (I)(L)	2,550	51,816
Life Healthcare Group Holdings, Ltd.	59,930	224,433
LifePoint Hospitals, Inc. (I)	10,569	465,987
Magellan Health Services, Inc. (I)	4,551	234,650
McKesson Corp.	40,539	4,302,404
Medipal Holdings Corp.	9,500	122,755
MEDNAX, Inc. (I)(L)	10,671	913,651
Miraca Holdings, Inc.	3,700	178,582
Molina Healthcare, Inc. (I)(L)	5,026	160,380
MWI Veterinary Supply, Inc. (I)(L)	2,158	272,469
National Healthcare Corp.	1,422	65,938
National Research Corp.	482	27,416
Netcare, Ltd.	60,840	134,956
Odontoprev SA	21,200	98,107
Omnicare, Inc. (L)	23,673	882,056
Owens & Minor, Inc. (L)	24,162	735,733
Patterson Companies, Inc.	14,366	522,060
PharMerica Corp. (I)	5,016	71,879
Qualicorp SA (I)	11,400	127,454
Quest Diagnostics, Inc.	27,302	1,533,553
Ramsay Health Care, Ltd.	8,579	280,150
Select Medical Holdings Corp.	6,156	56,881
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	58,200	125,207
Sinopharm Group Company, Ltd., H Shares	73,600	232,297
Skilled Healthcare Group, Inc., Class A (I)(L)	3,668	21,348
Sonic Healthcare, Ltd.	24,078	330,386
Suzuken Company, Ltd.	4,800	166,954
Team Health Holdings, Inc. (I)	4,794	160,551
Tenet Healthcare Corp. (I)	18,287	718,862
The Ensign Group, Inc.	2,962	92,770
The Providence Service Corp. (I)	2,343	40,018
Triple-S Management Corp., Class B (I)	3,056	54,886
UnitedHealth Group, Inc.	175,439	9,377,215
Universal American Corp.	6,456	53,843

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	18,945	$1,096,726
US Physical Therapy, Inc.	2,096	51,604
Vanguard Health Systems, Inc. (I)	5,543	82,424
VCA Antech, Inc. (I)	18,810	413,068
WellCare Health Plans, Inc. (I)	16,513	944,378
WellPoint, Inc. (L)	52,152	3,242,811

		63,899,542
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	36,722	467,104
athenahealth, Inc. (I)(L)	6,026	565,179
Cerner Corp. (I)(L)	25,046	2,190,523
Computer Programs & Systems, Inc. (L)	1,845	96,198
Epocrates, Inc. (I)	3,412	40,091
Greenway Medical Technologies, Inc. (I)(L)	1,475	23,379
HealthStream, Inc. (I)(L)	3,331	71,250
M3, Inc.	45	77,318
MedAssets, Inc. (I)	9,933	183,463
Medidata Solutions, Inc. (I)	3,765	196,232
Merge Healthcare, Inc. (I)	10,911	26,732
Omnicell, Inc. (I)	5,771	103,993
Quality Systems, Inc. (L)	6,807	126,066
Vocera Communications, Inc. (I)(L)	1,256	33,121

		4,200,649
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	12,643	51,457
Agilent Technologies, Inc.	59,844	2,482,329
Bio-Rad Laboratories, Inc., Class A (I)	4,313	531,362
Cambrex Corp. (I)	5,197	59,817
Charles River
Laboratories International, Inc. (I)	10,399	423,655
Covance, Inc. (I)(L)	11,721	780,501
Fluidigm Corp. (I)(L)	4,260	73,528
Furiex Pharmaceuticals, Inc. (I)	1,367	50,661
Harvard Bioscience, Inc. (I)	4,876	28,037
Life Technologies Corp. (I)	29,550	1,717,742
Lonza Group AG	2,994	186,778
Luminex Corp. (I)	7,167	120,979
Mettler-Toledo International, Inc. (I)(L)	6,563	1,396,606
Pacific Biosciences of California, Inc. (I)	7,427	17,082
PAREXEL International Corp. (I)	10,047	348,530
PerkinElmer, Inc.	19,713	673,593
QIAGEN NV (I)	15,693	333,614
Sequenom, Inc. (I)(L)	19,512	80,194
Techne Corp.	7,414	504,078
Thermo Fisher Scientific, Inc.	61,866	4,565,711
Waters Corp. (I)	14,934	1,384,680

		15,810,934
Pharmaceuticals - 5.0%
AbbVie, Inc.	271,477	10,022,931
Actavis, Inc. (I)	21,942	1,868,581
Akorn, Inc. (I)(L)	9,747	134,509
Allergan, Inc.	52,819	5,726,636
Ampio Pharmaceuticals, Inc. (I)(L)	4,983	19,334
Aspen Pharmacare Holdings, Ltd.	17,194	310,814
Astellas Pharma, Inc.	26,000	1,404,721
AstraZeneca PLC	86,946	3,943,569
Auxilium Pharmaceuticals, Inc. (I)	8,303	141,566
AVANIR Pharmaceuticals, Inc., Class A (I)	23,566	64,335
Bayer AG	54,740	5,422,186
BioDelivery Sciences International, Inc. (I)	5,126	19,325
Bristol-Myers Squibb Company	283,503	10,481,106

The accompanying notes are an integral part of the financial statements.
237

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cadence Pharmaceuticals, Inc. (I)(L)	10,633	$52,102
Celltrion, Inc. (I)	5,863	144,658
Chugai Pharmaceutical Company, Ltd.	12,300	265,961
Corcept Therapeutics, Inc. (I)(L)	9,678	15,775
Daiichi Sankyo Company, Ltd.	40,000	715,689
Dainippon Sumitomo Pharma Company, Ltd.	8,600	124,194
Depomed, Inc. (I)	10,003	64,719
Dr. Reddy’s Laboratories, Ltd., ADR (L)	39,441	1,285,777
Eisai Company, Ltd.	14,400	640,924
Eli Lilly & Company	175,389	9,586,763
Endo Health Solutions, Inc. (I)	24,436	757,516
Endocyte, Inc. (I)(L)	5,291	51,058
Forest Laboratories, Inc. (I)	40,206	1,479,581
Forest Laboratories, Inc. (Berlin Exchange) (I)	891	517
GlaxoSmithKline PLC	349,247	7,699,297
Hi-Tech Pharmacal Company, Inc. (L)	1,869	69,172
Hisamitsu Pharmaceutical Company, Inc.	3,500	202,710
Horizon Pharma, Inc. (I)(L)	7,434	15,686
Hospira, Inc. (I)	28,376	835,106
Impax Laboratories, Inc. (I)	11,409	226,240
Jazz Pharmaceuticals PLC (I)	7,023	408,598
Johnson & Johnson (L)	475,959	36,225,239
Kalbe Farma Tbk PT	1,876,810	250,235
Kyowa Hakko Kogyo Company, Ltd.	12,737	133,379
MAP Pharmaceuticals, Inc. (I)(L)	4,812	120,300
Merck & Company, Inc.	522,126	22,310,444
Merck KGaA	4,287	604,355
Mitsubishi Tanabe Pharma Corp.	12,200	173,055
Mylan, Inc. (I)	69,992	2,072,463
Nektar Therapeutics (I)(L)	19,584	181,544
Novartis AG	137,338	9,301,544
Obagi Medical Products, Inc. (I)	3,142	42,354
Omeros Corp. (I)	4,802	26,075
Ono Pharmaceutical Company, Ltd.	4,400	233,298
Optimer Pharmaceuticals, Inc. (I)	8,098	98,148
Orion OYJ	3,866	114,162
Otsuka Holdings Company, Ltd.	20,700	662,713
Pacira Pharmaceuticals, Inc. (I)	3,206	70,083
Pain Therapeutics, Inc.	7,827	22,933
Perrigo Company (L)	15,156	1,715,205
Pfizer, Inc.	1,264,508	34,609,584
Pharmstandard OJSC, GDR (I)	1,827	37,143
Pozen, Inc. (I)	5,198	32,176
Questcor Pharmaceuticals, Inc. (L)	9,128	297,573
Ranbaxy Laboratories, Ltd., GDR (I)	6,234	43,607
Ranbaxy Laboratories, Ltd., GDR
(German Exchange) (I)	40,149	285,355
Ranbaxy Laboratories, Ltd., GDR (National
India Exchange) (I)	40,466	282,675
Repros Therapeutics, Inc. (I)(L)	2,935	34,486
Roche Holdings AG	42,009	9,578,015
Sagent Pharmaceuticals, Inc. (I)(L)	1,721	28,224
Sanofi	74,637	7,047,177
Santarus, Inc. (I)	9,317	123,637
Santen Pharmaceutical Company, Ltd.	4,100	183,484
Sciclone Pharmaceuticals, Inc. (I)	10,065	47,909
ScinoPharm Taiwan, Ltd.	12,000	29,553
Shionogi & Company, Ltd.	17,300	352,474
Shire PLC	39,206	1,226,878
Sihuan Pharmaceutical Holdings Group, Ltd.	157,000	72,696
Taisho Pharmaceutical
Holdings Company, Ltd.	1,900	130,825
Takeda Pharmaceutical Company, Ltd.	45,900	2,373,774

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
The Medicines Company (I)	9,380	$298,378
Tsumura & Company, Ltd.	3,200	112,002
UCB SA	3,751	216,330
Valeant Pharmaceuticals International, Inc. (I)	8,604	580,275
ViroPharma, Inc. (I)(L)	11,154	278,181
Vivus, Inc. (I)(L)	16,923	181,415
XenoPort, Inc. (I)(L)	7,472	57,086
Yuhan Corp.	393	64,782

		197,164,879

		406,806,258
Industrials - 10.7%
Aerospace & Defense - 1.7%
AAR Corp.	7,003	123,043
Aerovironment, Inc. (I)	3,048	67,422
Alliant Techsystems, Inc.	6,996	460,337
American Science & Engineering, Inc.	1,416	88,557
Astronics Corp. (I)(L)	2,339	64,439
AviChina Industry & Technology
Company, Ltd., H Shares	180,000	82,306
B/E Aerospace, Inc. (I)	22,261	1,171,151
BAE Systems PLC	224,865	1,211,475
Bombardier, Inc.	42,670	171,714
CAE, Inc.	6,684	65,333
Cobham PLC	74,229	260,272
Cubic Corp.	2,741	114,409
Curtiss-Wright Corp.	8,005	277,854
DigitalGlobe, Inc. (I)	9,056	236,184
Embraer SA	39,300	331,967
Esterline Technologies Corp. (I)	11,798	813,236
European Aeronautic Defence &
Space Company NV	26,126	1,330,653
Exelis, Inc.	40,176	414,616
Finmeccanica SpA (I)	28,619	140,592
GenCorp, Inc. (I)(L)	10,300	124,115
General Dynamics Corp.	57,001	3,874,358
HEICO Corp. (L)	8,951	388,563
Hexcel Corp. (I)	16,853	459,244
Honeywell International, Inc.	134,543	9,431,464
Huntington Ingalls Industries, Inc.	10,621	510,233
Korea Aerospace Industries, Ltd.	1,270	28,496
Kratos Defense &
Security Solutions, Inc. (I)(L)	7,354	31,107
L-3 Communications Holdings, Inc.	16,154	1,232,066
LMI Aerospace, Inc. (I)	1,868	41,376
Lockheed Martin Corp. (L)	46,128	4,059,264
Meggitt PLC	54,174	373,776
Moog, Inc., Class A (I)	6,285	282,574
National Presto Industries, Inc.	853	64,819
Northrop Grumman Corp.	42,155	2,768,740
Orbital Sciences Corp. (I)	10,261	151,658
Precision Castparts Corp.	24,996	4,664,004
Raytheon Company (L)	56,654	3,091,609
Rockwell Collins, Inc. (L)	24,081	1,447,509
Rolls-Royce Holdings PLC	131,355	2,042,939
Safran SA	14,374	658,382
Singapore Technologies Engineering, Ltd.	112,000	383,713
Taser International, Inc. (I)	8,962	66,767
Teledyne Technologies, Inc. (I)	6,199	456,122
Textron, Inc. (L)	48,403	1,396,427
Thales SA	5,075	178,821
The Boeing Company	116,560	8,963,464
The KEYW Holding Corp. (I)	4,690	68,005

The accompanying notes are an integral part of the financial statements.
238

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Triumph Group, Inc.	10,709	$786,148
United Technologies Corp.	144,822	13,113,632
Zodiac Aerospace	2,121	238,128

		68,803,083
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,727	53,693
Atlas Air Worldwide Holdings, Inc. (I)	4,426	208,863
C.H. Robinson Worldwide, Inc. (L)	27,684	1,578,542
Deutsche Post AG	60,383	1,353,401
Echo Global Logistics, Inc. (I)	2,605	48,583
Expeditors International of Washington, Inc.	35,892	1,394,404
FedEx Corp. (L)	50,168	5,289,212
Forward Air Corp.	4,918	185,507
Hub Group, Inc., Class A (I)	6,162	232,492
Hyundai Glovis Company, Ltd.	639	121,379
Pacer International, Inc. (I)	6,954	28,859
Park-Ohio Holdings Corp. (I)	1,624	33,032
TNT Express NV	10,438	79,051
Toll Holdings, Ltd.	40,385	254,352
United Parcel Service, Inc., Class B	122,887	10,156,611
UTi Worldwide, Inc.	22,224	338,472
XPO Logistics, Inc. (I)(L)	2,994	52,155
Yamato Transport Company, Ltd.	21,400	357,937

		21,766,545
Airlines - 0.2%
Air China, Ltd., H Shares	171,466	139,220
AirAsia BHD	123,246	116,058
Alaska Air Group, Inc. (I)	26,927	1,388,087
All Nippon Airways Company, Ltd.	70,000	143,414
Allegiant Travel Company	2,512	201,688
Cathay Pacific Airways, Ltd.	82,000	153,560
China Airlines, Ltd. (I)	182,000	75,257
China Southern Airlines Company, Ltd.,
H Shares	172,000	94,570
Deutsche Lufthansa AG	16,836	339,622
Eva Airways Corp. (I)	115,000	72,726
Hawaiian Holdings, Inc. (I)(L)	9,390	53,147
International Consolidated
Airlines Group SA (I)	26,531	95,699
Japan Airlines Company, Ltd. (I)	3,400	161,398
JetBlue Airways Corp. (I)(L)	88,298	535,086
Korean Air Lines Company, Ltd. (I)	1,947	79,267
Qantas Airways, Ltd. (I)	67,115	112,751
Republic Airways Holdings, Inc. (I)(L)	8,577	80,710
Ryanair Holdings PLC, ADR	1,330	51,418
Singapore Airlines, Ltd.	11,140	97,805
Singapore Airlines, Ltd. (Board Lot 200)	30,000	263,784
SkyWest, Inc.	8,844	123,816
Southwest Airlines Company	126,746	1,482,928
Spirit Airlines, Inc. (I)	6,965	141,041
Turk Hava Yollari (I)	177,994	737,390
US Airways Group, Inc. (I)(L)	27,372	367,606

		7,108,048
Building Products - 0.2%
AAON, Inc. (L)	3,171	76,294
Ameresco, Inc., Class A (I)	3,797	31,553
American Woodmark Corp. (I)	1,715	55,052
AO Smith Corp.	6,452	461,512
Apogee Enterprises, Inc.	4,833	124,643
Asahi Glass Company, Ltd.	58,000	394,546
Assa Abloy AB, Series B	10,293	407,785

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Builders FirstSource, Inc. (I)(L)	8,036	$48,618
Cie de Saint-Gobain	24,803	986,130
Daikin Industries, Ltd.	13,800	510,974
Fortune Brands Home & Security, Inc. (I)	34,868	1,204,689
Geberit AG	2,095	505,899
Gibraltar Industries, Inc. (I)	5,200	89,180
Griffon Corp.	7,825	88,188
Insteel Industries, Inc. (L)	2,771	44,031
KCC Corp.	200	52,491
Lennox International, Inc.	9,803	579,063
LIXIL Group Corp.	15,700	321,685
Masco Corp.	61,331	1,181,235
NCI Building Systems, Inc. (I)	3,248	53,105
Nortek, Inc. (I)	1,308	94,098
Quanex Building Products Corp. (L)	6,180	123,044
Simpson Manufacturing Company, Inc. (L)	6,702	195,028
Taiwan Glass Industrial Corp.	56,395	53,735
TOTO, Ltd.	16,000	144,584
Trex Company, Inc. (I)	2,509	118,525
Universal Forest Products, Inc.	3,354	136,105
USG Corp. (I)(L)	12,503	352,835

		8,434,627
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	9,046	205,344
ACCO Brands Corp. (I)	19,307	144,803
Acorn Energy, Inc. (L)	3,513	22,870
Aggreko PLC	18,864	484,487
Avery Dennison Corp. (L)	17,105	698,739
Babcock International Group PLC	25,119	408,584
Brambles, Ltd.	92,634	824,013
Casella Waste Systems, Inc., Class A (I)	7,088	33,172
Cenveo, Inc. (I)(L)	10,392	21,823
Cintas Corp. (L)	18,234	800,473
Clean Harbors, Inc. (I)	11,320	582,980
Consolidated Graphics, Inc. (I)	1,353	52,226
Copart, Inc. (I)	22,714	775,456
Corrections Corp. of America	21,429	821,802
Courier Corp.	2,321	29,129
Dai Nippon Printing Company, Ltd.	31,000	272,427
Deluxe Corp. (L)	19,510	774,157
Edenred	10,510	362,964
EnergySolutions, Inc. (I)	13,808	51,366
EnerNOC, Inc. (I)	4,300	70,907
Ennis, Inc.	4,556	71,347
G&K Services, Inc., Class A	3,172	132,177
G4S PLC	98,181	432,129
Healthcare Services Group, Inc. (L)	11,377	274,186
Heritage-Crystal Clean, Inc. (I)(L)	1,536	22,656
Herman Miller, Inc.	22,327	535,848
HNI Corp. (L)	17,333	547,029
InnerWorkings, Inc. (I)	5,425	80,127
Interface, Inc.	9,835	180,079
Iron Mountain, Inc. (L)	28,649	988,391
Kimball International, Inc., Class B	5,601	51,585
Knoll, Inc. (L)	8,114	138,100
McGrath RentCorp. (L)	4,168	122,914
Mine Safety Appliances Company	11,314	530,061
Mobile Mini, Inc. (I)(L)	6,431	173,123
Multi-Color Corp. (L)	2,113	50,987
Multiplus SA	3,500	65,159
Park24 Company, Ltd.	6,000	109,638
Performant Financial Corp. (I)	1,580	20,935
Pitney Bowes, Inc. (L)	34,479	451,675

The accompanying notes are an integral part of the financial statements.
239

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Quad/Graphics, Inc. (L)	4,375	$95,156
R.R. Donnelley & Sons Company (L)	38,615	403,141
Republic Services, Inc. (L)	51,362	1,614,821
Ritchie Brothers Auctioneers, Inc. (L)	2,346	53,119
Rollins, Inc.	14,075	344,978
S1 Corp.	790	50,233
Schawk, Inc.	1,999	21,509
Secom Company, Ltd.	12,500	641,660
Securitas AB, Series B	8,827	81,964
Serco Group PLC	34,429	297,520
Societe BIC SA	1,753	203,905
Standard Parking Corp. (I)	2,700	56,039
Steelcase, Inc., Class A	12,726	180,073
Stericycle, Inc. (I)	14,752	1,415,012
Swisher Hygiene, Inc. (I)	21,165	29,843
Sykes Enterprises, Inc. (I)(L)	6,651	98,834
Team, Inc. (I)	3,350	146,931
Tetra Tech, Inc. (I)	10,607	306,118
The ADT Corp.	39,926	1,912,056
The Brink’s Company	18,181	480,887
The Geo Group, Inc.	11,968	413,375
TMS International Corp., Class A (I)	2,367	32,617
Toppan Printing Company, Ltd.	31,000	208,581
Tyco International, Ltd.	79,986	2,560,352
UniFirst Corp.	2,383	199,076
United Stationers, Inc. (L)	6,866	248,549
US Ecology, Inc.	3,226	80,231
Viad Corp.	3,446	94,627
Waste Connections, Inc. (L)	26,296	899,586
Waste Management, Inc.	74,893	2,795,007

		28,381,668
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	3,534	83,674
AECOM Technology Corp. (I)	23,169	702,252
Aegion Corp. (I)(L)	6,734	161,818
Argan, Inc.	1,812	30,315
Aveng, Ltd.	24,140	87,801
Balfour Beatty PLC	47,529	205,189
Bouygues SA	11,497	324,925
Chicago Bridge & Iron Company NV	1,839	98,527
China Communications Construction
Company, Ltd., H Shares	394,965	372,855
China Railway Construction Corp., H Shares	176,300	184,899
China Railway Group, Ltd., H Shares	358,000	193,045
China State Construction
International Holdings, Ltd.	156,000	218,688
Chiyoda Corp.	9,000	112,270
Comfort Systems USA, Inc.	6,677	83,329
CTCI Corp.	36,000	71,855
Daelim Industrial Company, Ltd.	1,343	119,224
Daewoo Engineering &
Construction Company, Ltd. (I)	4,939	41,329
Doosan Heavy Industries and
Construction Company, Ltd.	2,277	91,867
Dycom Industries, Inc. (I)	5,722	119,876
EMCOR Group, Inc.	11,221	432,794
Ferrovial SA	10,140	158,484
Fluor Corp.	28,598	1,770,216
Furmanite Corp. (I)	7,183	42,883
Gamuda BHD	150,800	187,346
Granite Construction, Inc.	14,134	439,426
Great Lakes Dredge & Dock Corp.	10,310	100,523

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
GS Engineering & Construction Corp.	1,687	$84,837
Hochtief AG (I)	1,978	133,099
Hyundai Development Company	2,710	61,628
Hyundai Engineering &
Construction Company, Ltd.	3,236	203,570
IJM Corp. BHD	106,700	176,985
Jacobs Engineering Group, Inc. (I)	22,340	1,091,086
JGC Corp.	12,000	331,010
Kajima Corp.	51,000	150,476
KBR, Inc.	31,601	960,354
Kinden Corp.	6,000	39,799
Koninklijke Boskalis Westinster NV	2,462	105,232
Larsen & Toubro, Ltd., GDR	16,760	429,894
Larsen & Toubro, Ltd., GDR
(London Exchange)	46,470	1,181,773
Layne Christensen Company (I)(L)	3,449	75,844
Leighton Holdings, Ltd.	8,923	213,818
Malaysia Marine And Heavy Engineering
Holdings BHD	36,833	48,192
MasTec, Inc. (I)(L)	9,219	277,400
Michael Baker Corp.	1,581	38,323
MYR Group, Inc. (I)	3,593	83,394
Northwest Pipe Company (I)	1,751	41,814
Obayashi Corp.	39,000	200,608
Orion Marine Group, Inc. (I)(L)	5,113	48,676
Pike Electric Corp.	3,217	44,845
Primoris Services Corp.	5,222	97,913
Quanta Services, Inc. (I)	36,610	1,039,724
Samsung Engineering Company, Ltd.	1,453	205,670
Shimizu Corp.	36,000	115,689
Skanska AB, Series B	10,412	184,747
SNC-Lavalin Group, Inc.	4,435	200,494
Sterling Construction Company, Inc. (I)	3,295	37,234
Taisei Corp. (L)	62,000	182,904
Tutor Perini Corp. (I)(L)	6,101	103,778
URS Corp.	16,458	695,515
Vinci SA	28,541	1,321,501

		16,643,236
Electrical Equipment - 0.9%
ABB, Ltd.	130,811	2,972,307
Acuity Brands, Inc. (L)	16,219	1,105,000
Alstom SA	12,887	568,938
American Superconductor Corp. (I)	7,572	21,883
AMETEK, Inc.	52,040	2,176,833
AZZ, Inc.	4,265	190,475
Belden, Inc.	7,626	384,045
Brady Corp., Class A	8,217	279,789
Capstone Turbine Corp. (I)	54,606	52,968
Dongfang Electric Corp., Ltd., H Shares	28,600	53,463
Eaton Corp. PLC	79,308	4,914,717
Emerson Electric Company (L)	124,369	7,051,722
Encore Wire Corp.	2,798	91,467
EnerSys, Inc. (I)	8,001	327,081
Franklin Electric Company, Inc. (L)	3,945	256,701
FuelCell Energy, Inc. (I)(L)	27,928	29,604
Fuji Electric Company, Ltd.	31,000	88,568
Furukawa Electric Company, Ltd. (I)	35,000	79,241
Generac Holdings, Inc.	4,148	142,899
General Cable Corp. (I)	10,659	351,107
Global Power Equipment Group, Inc.	3,119	52,337
GS Yuasa Corp. (L)	19,000	82,371
Hubbell, Inc., Class B	11,430	1,061,961
II-VI, Inc. (I)(L)	8,947	155,052

The accompanying notes are an integral part of the financial statements.
240

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Legrand SA	14,608	$671,770
LS Cable, Ltd.	921	74,151
LS Industrial Systems Company, Ltd.	789	48,622
LSI Industries, Inc.	3,307	22,785
Mabuchi Motor Company, Ltd.	1,400	68,829
Mitsubishi Electric Corp.	113,000	920,332
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp. (L)	6,400	375,450
Powell Industries, Inc. (I)	1,547	90,051
Preformed Line Products Company	454	32,152
Prysmian SpA	14,492	315,477
Regal-Beloit Corp.	9,529	736,401
Rockwell Automation, Inc.	23,926	2,161,475
Roper Industries, Inc.	16,898	2,105,660
Schneider Electric SA	32,961	2,536,412
Shanghai Electric Group Company, Ltd.,
H Shares	245,136	98,675
Sumitomo Electric Industries, Ltd.	44,300	515,732
Suzlon Energy, Ltd., GDR (I)	233,237	349,856
Teco Electric & Machinery Company, Ltd.	108,000	86,752
Thermon Group Holdings, Inc. (I)	2,532	51,906
Ushio, Inc.	5,600	61,475
Vicor Corp. (I)	3,950	20,856
Walsin Lihwa Corp. (I)	197,000	68,695
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	41,000	135,440

		34,039,483
Industrial Conglomerates - 2.0%
3M Company	109,331	11,370,424
Aboitiz Equity Ventures, Inc.	160,715	231,629
Alliance Global Group, Inc.	349,969	172,149
Beijing Enterprises Holdings, Ltd.	45,214	344,937
Bidvest Group, Ltd.	17,252	454,722
Carlisle Companies, Inc.	13,474	914,480
Citic Pacific, Ltd.	112,033	171,371
CJ Corp.	713	98,197
Danaher Corp.	99,933	6,155,873
DMCI Holdings, Inc.	69,018	90,803
Doosan Corp.	326	38,857
Enka Insaat ve Sanayi AS	130,762	398,155
Far Eastern New Century Corp.	181,450	202,430
Fraser and Neave, Ltd.	67,000	510,724
General Electric Company	1,801,002	41,819,266
Hopewell Holdings, Ltd.	38,500	169,352
Hutchison Whampoa, Ltd.	142,000	1,531,917
Keppel Corp., Ltd.	102,931	962,431
KOC Holdings AS	228,071	1,197,878
Koninklijke Philips Electronics NV	33,739	954,021
LG Corp.	4,587	278,065
MMC Corp. BHD	73,028	59,315
NWS Holdings, Ltd.	90,230	171,922
Raven Industries, Inc. (L)	6,183	174,546
Reunert, Ltd.	9,787	86,096
Samsung Techwin Company, Ltd.	1,791	107,549
San Miguel Corp.	40,171	122,411
Seaboard Corp.	48	136,944
SembCorp Industries, Ltd.	71,000	302,454
Shanghai Industrial Holdings, Ltd.	47,070	153,443
Siemens AG	54,513	5,665,801
Sime Darby BHD	232,200	691,772
SK Holdings Company, Ltd.	1,257	204,619
SM Investments Corp.	17,566	451,375
Smiths Group PLC	27,106	517,099

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Standex International Corp.	2,095	$112,753
Turkiye Sise ve Cam Fabrikalari AS	163,287	266,988

		77,292,768
Machinery - 2.2%
Accuride Corp. (I)(L)	8,672	35,122
Actuant Corp., Class A (L)	12,208	371,245
AGCO Corp.	20,774	1,069,446
Airtac International Group	4,000	23,559
Alamo Group, Inc.	1,228	43,938
Albany International Corp., Class A	4,725	134,946
Alfa Laval AB	9,854	229,373
Altra Holdings, Inc.	4,593	118,224
Amada Company, Ltd.	20,000	130,426
American Railcar Industries, Inc.	1,649	71,962
Ampco-Pittsburgh Corp. (L)	1,392	26,044
Andritz AG	5,069	357,156
Astec Industries, Inc.	3,340	118,937
Atlas Copco AB, Series A	21,301	619,442
Atlas Copco AB, Series B	11,914	307,975
Barnes Group, Inc.	9,244	245,983
Blount International, Inc. (I)	8,329	125,518
Briggs & Stratton Corp. (L)	8,159	199,569
Cascade Corp. (L)	1,526	98,046
Caterpillar, Inc. (L)	112,312	10,374,259
Chart Industries, Inc. (I)(L)	5,027	364,759
China International Marine Containers
Group Company, Ltd. (I)	54,100	113,324
CIRCOR International, Inc.	2,957	123,248
CLARCOR, Inc.	19,059	971,818
Columbus McKinnon Corp. (I)	3,555	69,749
Commercial Vehicle Group, Inc. (I)	4,582	36,198
Crane Company	10,241	550,761
CSR Corp., Ltd., H Shares	170,000	138,582
Cummins, Inc.	30,358	3,517,581
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,610	127,063
Deere & Company (L)	67,268	5,908,148
Donaldson Company, Inc.	28,896	1,041,123
Doosan Infracore Company, Ltd. (I)	4,760	69,010
Douglas Dynamics, Inc.	4,022	57,193
Dover Corp. (L)	30,745	2,255,146
Dynamic Materials Corp.	2,466	41,675
Energy Recovery, Inc. (I)(L)	8,713	42,868
EnPro Industries, Inc. (I)(L)	3,483	162,064
ESCO Technologies, Inc.	4,486	181,952
FANUC Corp.	11,200	1,727,820
Federal Signal Corp. (I)	10,575	82,485
Fiat Industrial SpA	60,944	741,353
Flow International Corp. (I)	9,558	35,460
Flowserve Corp.	8,585	1,377,893
FreightCar America, Inc.	2,177	45,782
Gardner Denver, Inc.	10,516	746,531
GEA Group AG	11,753	418,177
Graco, Inc. (L)	12,994	754,951
Graham Corp.	1,908	44,437
Greenbrier Companies, Inc. (I)(L)	3,962	80,231
Hardinge, Inc.	2,314	30,267
Harsco Corp.	17,259	413,871
Hino Motors, Ltd.	16,000	168,875
Hitachi Construction
Machinery Company, Ltd.	5,800	133,093
Hiwin Technologies Corp.	10,300	85,902
Hurco Companies, Inc. (I)	1,234	34,700

The accompanying notes are an integral part of the financial statements.
241

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Hyster-Yale Materials Handling, Inc.	1,884	$96,517
Hyster-Yale Materials Handling, Inc., Class B	836	42,828
Hyundai Heavy Industries Company, Ltd.	2,023	398,623
Hyundai Mipo Dockyard	517	55,979
IDEX Corp. (L)	17,703	901,614
IHI Corp.	78,000	218,771
Illinois Tool Works, Inc.	73,229	4,503,584
IMI PLC	22,452	415,324
Ingersoll-Rand PLC	48,078	2,531,307
Invensys PLC	57,336	310,837
ITT Corp. (L)	19,853	522,729
John Bean Technologies Corp.	4,902	90,344
Joy Global, Inc.	18,184	1,151,775
JTEKT Corp.	12,500	124,485
Kadant, Inc. (I)	2,117	51,972
Kawasaki Heavy Industries, Ltd.	83,000	263,918
Kaydon Corp. (L)	5,403	135,129
Kennametal, Inc. (L)	17,054	690,346
Komatsu, Ltd.	54,700	1,378,604
Kone OYJ (L)	7,702	621,396
Kubota Corp.	64,000	772,187
Kurita Water Industries, Ltd.	6,000	119,847
LB Foster Company, Class A	1,590	70,214
Lincoln Electric Holdings, Inc.	17,791	997,186
Lindsay Corp.	2,131	182,094
Lydall, Inc. (I)	3,088	46,505
Makita Corp.	6,500	293,766
MAN SE	2,815	323,095
Melrose Industries PLC	84,658	331,280
Meritor, Inc. (I)	16,668	73,339
Met-Pro Corp.	3,310	32,637
Metso OYJ	6,241	268,161
Middleby Corp. (I)	3,140	468,833
Miller Industries, Inc. (L)	2,125	33,830
Mitsubishi Heavy Industries, Ltd.	180,000	997,516
Mueller Industries, Inc.	3,314	176,239
Mueller Water Products, Inc., Class A	26,568	149,312
Nabtesco Corp.	5,700	105,083
NGK Insulators, Ltd.	15,000	161,721
NN, Inc. (I)(L)	3,349	29,002
Nordson Corp.	12,082	765,999
NSK, Ltd.	24,000	187,058
Oshkosh Corp. (I)	19,562	754,311
PACCAR, Inc. (L)	60,632	2,875,776
Pall Corp.	19,080	1,300,874
Parker Hannifin Corp.	25,621	2,420,672
Pentair, Ltd.	36,117	1,923,953
PMFG, Inc. (I)(L)	4,043	27,371
Proto Labs, Inc. (I)	855	39,749
RBC Bearings, Inc. (I)	3,736	186,202
Rexnord Corp. (I)	4,858	98,957
Samsung Heavy Industries Company, Ltd.	7,811	277,188
Sandvik AB	31,150	505,507
Sauer-Danfoss, Inc.	2,004	108,456
Scania AB, Series B	9,232	191,927
Schindler Holding AG,
Participation Certificates	2,866	443,086
Schindler Holding AG, Registered Shares	945	141,952
SembCorp Marine, Ltd.	60,600	217,926
SKF AB, B Shares	11,738	288,430
SMC Corp.	3,100	537,475
Snap-on, Inc.	10,001	802,780
SPX Corp.	10,881	876,029

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	28,989	$2,281,434
Sulzer AG	1,338	234,028
Sumitomo Heavy Industries, Ltd.	31,000	136,677
Sun Hydraulics Corp.	3,507	97,810
Tennant Company	3,183	148,551
Terex Corp. (I)(L)	23,666	776,481
The Eastern Company	1,451	24,130
The Gorman-Rupp Company	2,416	69,677
The Japan Steel Works, Ltd.	18,000	105,180
The Weir Group PLC	14,954	530,322
THK Company, Ltd.	6,600	123,159
Timken Company	17,038	925,504
Titan International, Inc. (L)	8,042	169,767
Trimas Corp. (I)	5,460	156,647
Trinity Industries, Inc. (L)	16,905	730,972
Twin Disc, Inc. (L)	1,596	38,144
United Tractors Tbk PT	137,137	273,998
Vallourec SA	6,429	342,788
Valmont Industries, Inc.	5,019	790,743
Volvo AB, Series B	43,553	650,190
Wabash National Corp. (I)(L)	11,593	110,597
Wabtec Corp.	10,256	1,002,934
Wartsila OYJ	8,354	385,541
Watts Water Technologies, Inc., Class A	4,670	219,210
WEG SA	15,400	206,096
Weichai Power Company, Ltd., H Shares	41,920	158,525
Woodward, Inc. (L)	24,576	919,880
Xylem, Inc.	31,912	877,580
Yangzijiang Shipbuilding Holdings, Ltd.	123,000	95,899
Zardoya Otis SA	3,745	52,840
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	120,000	158,331

		85,298,502
Marine - 0.1%
China COSCO Holdings Company, Ltd.,
H Shares (I)	213,879	114,552
China Shipping Container Lines
Company, Ltd., H Shares (I)	317,076	94,682
China Shipping Development Company, Ltd.,
H Shares	107,568	59,807
Evergreen Marine Corp., Ltd. (I)	90,000	57,967
Genco Shipping & Trading, Ltd. (I)(L)	5,685	14,610
Hyundai Merchant Marine Company, Ltd. (I)	1,850	30,411
International Shipholding Corp.	1,158	21,203
Kirby Corp. (I)(L)	11,973	909,709
Kuehne & Nagel International AG	2,911	334,555
Matson, Inc.	9,114	234,321
MISC BHD (I)	86,100	147,002
Mitsui O.S.K. Lines, Ltd.	62,000	217,199
Nippon Yusen KK (L)	91,000	228,577
Orient Overseas International, Ltd.	14,500	102,316
Rand Logistics, Inc. (I)(L)	3,533	20,138
U-Ming Marine Transport Corp.	8,000	12,432
Wan Hai Lines, Ltd. (I)	41,000	22,351
Yang Ming Marine Transport Corp. (I)	75,000	35,800

		2,657,632
Professional Services - 0.3%
Acacia Research Corp. (I)	8,446	236,150
Adecco SA	7,760	442,660
ALS, Ltd.	20,347	243,612
Barrett Business Services, Inc.	1,238	54,076
Bureau Veritas SA	3,450	444,322

The accompanying notes are an integral part of the financial statements.
242

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Capita PLC	45,607	$568,787
CBIZ, Inc. (I)	7,094	45,118
CDI Corp.	2,493	41,035
CRA International, Inc. (I)	2,037	45,038
Equifax, Inc.	20,541	1,132,220
Experian PLC	70,292	1,163,841
Exponent, Inc.	2,258	113,510
Franklin Covey Company (I)	2,618	36,181
FTI Consulting, Inc. (I)	15,963	554,555
GP Strategies Corp. (I)	2,569	55,465
Heidrick & Struggles International, Inc.	3,232	43,955
Hudson Global, Inc. (I)(L)	5,142	18,923
Huron Consulting Group, Inc. (I)	3,939	154,369
ICF International, Inc. (I)	3,441	85,130
Insperity, Inc.	3,792	107,503
Intertek Group PLC	11,295	572,250
Kelly Services, Inc., Class A (L)	4,590	81,059
Kforce, Inc.	4,971	72,278
Korn/Ferry International (I)	7,987	147,839
Manpower, Inc.	16,803	917,444
Mistras Group, Inc. (I)	2,691	55,031
Navigant Consulting Company (I)	8,836	112,482
Odyssey Marine Exploration, Inc. (I)(L)	13,623	47,681
On Assignment, Inc. (I)	7,190	157,173
Pendrell Corp. (I)	29,039	41,526
Randstad Holdings NV	3,649	154,656
Resources Connection, Inc.	7,353	89,780
Robert Half International, Inc.	24,172	859,315
RPX Corp. (I)	3,753	44,473
SGS SA	318	805,212
The Advisory Board Company (I)	5,752	292,259
The Corporate Executive Board Company	12,818	693,967
The Dolan Company (I)	5,821	16,939
The Dun & Bradstreet Corp. (L)	7,654	616,912
Towers Watson & Company, Class A	12,238	814,684
TrueBlue, Inc. (I)	6,715	130,204
VSE Corp.	965	22,108
WageWorks, Inc. (I)	1,254	29,607

		12,361,329
Road & Rail - 0.9%
All America Latina Logistica SA	31,800	157,442
Amerco, Inc.	1,463	220,489
Arkansas Best Corp. (L)	4,600	53,084
Asciano, Ltd.	57,588	328,011
Aurizon Holdings, Ltd.	107,861	441,744
Avis Budget Group, Inc. (I)	17,864	417,482
Canadian National Railway Company	12,759	1,294,892
Canadian Pacific Railway, Ltd.	5,088	618,947
Celadon Group, Inc.	3,479	69,336
Central Japan Railway Company, Ltd.	8,300	806,557
ComfortDelGro Corp., Ltd.	134,000	207,355
Con-way, Inc.	11,987	421,343
CSX Corp.	177,137	4,063,523
East Japan Railway Company	19,900	1,468,142
Genesee & Wyoming, Inc., Class A (I)(L)	16,750	1,499,460
Hankyu Hanshin Holdings, Inc.	65,000	356,928
Heartland Express, Inc. (L)	8,093	109,822
J.B. Hunt Transport Services, Inc. (L)	19,502	1,355,779
Kansas City Southern	23,568	2,426,797
Keikyu Corp.	25,000	220,841
Keio Corp.	32,000	255,747
Keisei Electric Railway Company, Ltd.	16,000	152,727
Kintetsu Corp. (L)	94,000	395,447

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Knight Transportation, Inc.	9,536	$149,334
Landstar System, Inc.	9,952	560,198
Localiza Rent a Car SA	9,400	178,274
Marten Transport, Ltd.	2,837	58,726
MTR Corp., Ltd.	95,028	393,442
Nippon Express Company, Ltd.	45,000	197,506
Norfolk Southern Corp.	54,280	3,965,154
Odakyu Electric Railway Company, Ltd.	35,000	369,192
Old Dominion Freight Line, Inc. (I)	11,815	424,749
Quality Distribution, Inc. (I)	4,087	32,246
Roadrunner Transportation Systems, Inc. (I)	2,488	56,677
Ryder Systems, Inc.	8,778	493,324
Saia, Inc. (I)	2,750	88,358
Swift Transportation Company (I)(L)	13,482	182,411
Tobu Railway Company, Ltd.	59,000	323,905
Tokyu Corp.	64,000	383,115
Union Pacific Corp.	80,790	11,077,117
Universal Truckload Services, Inc.	1,003	18,295
Werner Enterprises, Inc. (L)	16,753	385,654
West Japan Railway Company	10,000	441,684
Zipcar, Inc. (I)	4,526	55,353

		37,176,609
Trading Companies & Distributors - 0.5%
Aceto Corp.	4,852	50,509
Aircastle, Ltd.	9,864	132,868
Applied Industrial Technologies, Inc.	7,052	306,127
Barloworld, Ltd.	12,646	129,309
Beacon Roofing Supply, Inc. (I)(L)	7,904	291,658
Brenntag AG	3,517	501,449
Bunzl PLC	22,862	436,755
CAI International, Inc. (I)	2,538	70,049
Daewoo International Corp.	2,305	81,305
DXP Enterprises, Inc. (I)	1,468	91,310
Edgen Group, Inc. (I)	3,017	24,196
Fastenal Company (L)	46,312	2,391,089
Finning International, Inc.	5,081	128,743
GATX Corp.	10,044	500,693
H&E Equipment Services, Inc.	4,920	95,743
Houston Wire & Cable Company	3,541	41,217
ITOCHU Corp.	88,100	1,016,439
Kaman Corp. (L)	4,539	158,411
Marubeni Corp.	97,200	709,473
Mitsubishi Corp.	82,100	1,627,791
Mitsui & Company, Ltd.	101,300	1,500,711
MSC Industrial Direct Company, Inc., Class A	9,945	848,507
Noble Group, Ltd.	282,773	269,546
Rexel SA	6,130	142,162
Rush Enterprises, Inc., Class A (I)(L)	5,674	139,013
Samsung C&T Corp.	6,056	368,899
SeaCube Container Leasing, Ltd.	1,870	42,991
SK Networks Company, Ltd.	5,450	40,075
Sojitz Corp.	72,800	111,465
Sumitomo Corp.	65,500	800,936
TAL International Group, Inc. (L)	4,902	211,031
Textainer Group Holdings, Ltd.	2,302	93,093
Titan Machinery, Inc. (I)(L)	2,866	80,965
Toyota Tsusho Corp.	12,400	315,756
United Rentals, Inc. (I)(L)	19,830	1,059,120
W.W. Grainger, Inc.	10,265	2,324,612
Watsco, Inc. (L)	11,239	875,181
Wolseley PLC	19,118	900,334

		18,909,531

The accompanying notes are an integral part of the financial statements.
243

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	8,860	$155,125
Aeroports de Paris	1,527	129,013
Airports of Thailand PCL	29,000	115,157
Arteris SA	8,600	92,543
Atlantia SpA	23,192	401,369
Beijing Capital International Airport
Company, Ltd., H Shares	165,211	129,761
CCR SA	63,000	631,782
China Merchants Holdings
International Company, Ltd.	98,031	339,653
COSCO Pacific, Ltd.	145,508	233,599
EcoRodovias Infraestrutura e Logistica SA	11,900	103,225
Fraport AG Frankfurt Airport
Services Worldwide	2,364	140,511
Groupe Eurotunnel SA	33,147	280,542
Hutchison Port Holdings Trust	371,100	299,403
International Container Terminal Services, Inc.	63,772	128,613
Jasa Marga Tbk PT	178,854	102,406
Jiangsu Expressway, Ltd., H Shares	96,855	97,806
Kamigumi Company, Ltd.	12,000	103,925
Koninklijke Vopak NV	2,231	160,531
Malaysia Airports Holdings BHD	45,822	81,177
Mitsubishi Logistics Corp.	7,000	113,735
Sydney Airport	10,141	32,840
TAV Havalimanlari Holding AS	60,198	366,212
Transurban Group	78,202	491,435
Wesco Aircraft Holdings, Inc. (L)	2,880	39,168
Zhejiang Expressway Company, Ltd., H Shares	118,282	99,358

		4,868,889

		423,741,950
Information Technology - 14.3%
Communications Equipment - 1.4%
ADTRAN, Inc.	24,202	540,673
Ambient Corp. (L)	394	1,064
Anaren, Inc.	2,298	44,466
Arris Group, Inc.	18,873	327,447
Aruba Networks, Inc. (L)	18,895	470,863
Aviat Networks, Inc.	11,204	39,886
Bel Fuse, Inc., Class B	1,974	32,887
Black Box Corp. (L)	2,849	69,117
CalAmp Corp.	5,146	56,349
Calix, Inc.	6,804	58,310
Ciena Corp. (L)	38,151	581,421
Cisco Systems, Inc.	911,853	19,012,135
Comtech Telecommunications Corp. (L)	3,037	81,331
Digi International, Inc.	4,695	46,293
Emulex Corp.	14,649	94,486
Extreme Networks, Inc.	16,570	57,995
F5 Networks, Inc.	13,577	1,282,076
Finisar Corp. (L)	15,429	226,035
Globecomm Systems, Inc.	4,153	50,417
Harmonic, Inc.	20,173	114,784
Harris Corp.	19,504	937,557
HTC Corp.	44,000	411,271
Infinera Corp. (L)	18,871	122,473
InterDigital, Inc. (L)	15,632	694,061
Ixia	7,156	145,124
JDS Uniphase Corp.	40,181	568,963
Juniper Networks, Inc.	88,549	1,831,193
KVH Industries, Inc. (L)	2,484	33,087
Loral Space & Communications, Inc.	1,837	106,987
Motorola Solutions, Inc.	48,175	2,996,967

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
NETGEAR, Inc. (L)	6,428	$218,873
Nokia OYJ (L)	193,564	704,872
Numerex Corp., Class A	1,954	24,015
Oclaro, Inc.	13,763	18,305
Oplink Communications, Inc.	3,364	51,671
Parkervision, Inc. (L)	13,771	54,946
PC-Tel, Inc.	2,849	19,715
Plantronics, Inc. (L)	16,232	655,124
Polycom, Inc.	37,572	342,281
Procera Networks, Inc.	3,318	38,821
QUALCOMM, Inc.	292,664	19,207,538
Research In Motion, Ltd. (L)	14,429	195,605
Riverbed Technology, Inc. (L)	34,412	525,815
Ruckus Wireless, Inc. (L)	1,448	30,929
ShoreTel, Inc.	8,744	35,501
Sonus Networks, Inc. (L)	36,099	88,443
Symmetricom, Inc.	7,528	37,188
Telefonaktiebolaget LM Ericsson, B Shares	99,005	1,197,497
Tellabs, Inc.	136,057	276,196
Telular Corp.	3,199	31,862
Tessco Technologies, Inc.	1,044	23,772
Ubiquiti Networks, Inc. (L)	1,891	26,039
ViaSat, Inc. (L)	6,290	295,378
ZTE Corp., H Shares	59,696	101,388

		55,237,492
Computers & Peripherals - 2.7%
3D Systems Corp. (L)	11,844	437,754
Acer, Inc.	142,000	127,685
Advantech Company, Ltd.	16,000	71,300
Apple, Inc.	161,562	71,313,467
Asustek Computer, Inc.	41,000	500,399
Avid Technology, Inc.	5,355	37,110
Catcher Technology Company, Ltd.	34,000	155,511
Chicony Electronics Company, Ltd.	28,560	75,331
Clevo Company	28,000	39,254
Compal Electronics, Inc.	247,000	174,377
Cray, Inc.	6,319	122,273
Datalink Corp.	2,978	30,912
Dell, Inc.	250,633	3,496,330
Diebold, Inc. (L)	13,540	382,370
Electronics for Imaging, Inc.	7,902	182,220
EMC Corp.	361,814	8,325,340
Foxconn Technology Company, Ltd.	44,400	122,863
Fujitsu, Ltd.	108,000	496,063
Gemalto NV	4,989	454,334
Hewlett-Packard Company	337,684	6,800,956
Imation Corp.	6,170	21,040
Immersion Corp.	5,275	35,290
Intermec, Inc.	10,213	101,109
Intevac, Inc.	4,722	22,571
Inventec Corp.	140,695	56,140
Lenovo Group, Ltd.	550,564	613,704
Lexmark International, Inc., Class A (L)	13,831	304,559
Lite-On Technology Corp.	122,360	189,552
NCR Corp.	34,246	944,505
NEC Corp.	151,000	372,778
NetApp, Inc.	61,535	2,081,729
OCZ Technology Group, Inc. (L)	12,372	21,404
Pegatron Corp.	94,000	128,311
QLogic Corp.	36,292	413,003
Quanta Computer, Inc.	150,000	322,253
Quantum Corp. (L)	41,284	52,018
SanDisk Corp.	41,527	2,092,546

The accompanying notes are an integral part of the financial statements.
244

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Seagate Technology PLC	57,702	$1,855,696
Silicon Graphics International Corp. (L)	5,484	82,534
Simplo Technology Company, Ltd.	16,900	75,488
STEC, Inc. (L)	6,384	30,771
Super Micro Computer, Inc. (L)	5,002	58,523
Synaptics, Inc. (L)	5,708	198,410
Toshiba Corp.	236,000	1,086,243
Western Digital Corp.	37,654	1,775,763
Wistron Corp.	123,500	137,985
Ya Hsin Industrial Company, Ltd.	18,000	0

		106,419,774
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp.	3,616	33,448
Agilysys, Inc.	2,915	26,847
Amphenol Corp., Class A	27,538	1,951,343
Anixter International, Inc. (L)	4,645	320,133
Arrow Electronics, Inc.	22,694	911,164
AU Optronics Corp.	447,000	195,287
Avnet, Inc.	29,391	1,037,796
Badger Meter, Inc.	2,444	124,057
Benchmark Electronics, Inc.	9,574	166,779
Checkpoint Systems, Inc.	7,016	83,210
Cheng Uei Precision Industry Company, Ltd.	24,139	46,133
Citizen Holdings Company, Ltd.	14,600	79,163
Cognex Corp.	7,226	297,639
Coherent, Inc.	3,970	229,307
Corning, Inc.	253,816	3,200,620
CTS Corp.	5,611	54,988
Daktronics, Inc.	6,306	64,384
Delta Electronics, Inc.	109,000	408,637
DTS, Inc.	3,219	64,058
E Ink Holdings, Inc.	34,000	26,497
Electro Rent Corp.	2,864	46,340
Electro Scientific Industries, Inc.	4,231	46,583
Fabrinet	3,709	60,865
FARO Technologies, Inc. (L)	2,861	121,163
FEI Company (L)	6,322	400,435
FLIR Systems, Inc.	25,767	678,703
FUJIFILM Holdings Corp.	27,100	520,026
GSI Group, Inc.	5,019	48,182
Hamamatsu Photonics KK	4,000	158,720
Hexagon AB	7,272	207,203
Hirose Electric Company, Ltd.	1,700	205,301
Hitachi High-Technologies Corp.	3,400	70,243
Hitachi, Ltd.	271,000	1,519,289
Hon Hai Precision Industry Company, Ltd.	606,500	1,684,990
Hoya Corp.	25,200	483,164
Ibiden Company, Ltd.	6,500	101,677
Ingram Micro, Inc., Class A	32,158	606,500
Innolux Corp.	399,000	221,655
Insight Enterprises, Inc.	7,622	146,495
InvenSense, Inc.	6,109	73,430
Itron, Inc.	8,397	353,262
Jabil Circuit, Inc.	32,127	601,739
KEMET Corp.	8,044	52,045
Key Tronic Corp. (L)	1,981	21,058
Keyence Corp.	2,600	731,990
Kingboard Chemical Holdings, Ltd.	52,500	159,917
Kyocera Corp.	8,900	773,374
Largan Precision Company, Ltd.	6,000	162,144
LG Display Company, Ltd.	11,326	318,016
LG Innotek Company, Ltd.	466	32,464
Littelfuse, Inc.	3,613	239,072

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Maxwell Technologies, Inc. (L)	5,093	$44,564
Measurement Specialties, Inc.	2,577	93,597
Mercury Computer Systems, Inc.	5,568	38,141
Mesa Laboratories, Inc.	491	26,052
Methode Electronics, Inc.	6,483	84,992
Molex, Inc. (L)	23,729	657,531
MTS Systems Corp. (L)	2,699	145,746
Multi-Fineline Electronix, Inc.	1,563	23,883
Murata Manufacturing Company, Ltd.	11,900	765,970
National Instruments Corp.	20,253	609,210
Neonode, Inc.	4,421	23,564
Newport Corp. (L)	6,573	107,469
Nippon Electric Glass Company, Ltd.	20,000	98,336
Omron Corp.	11,500	278,357
OSI Systems, Inc.	3,362	193,752
Park Electrochemical Corp.	3,521	89,081
PC Connection, Inc.	1,758	25,210
Plexus Corp.	5,905	143,846
Power-One, Inc. (L)	11,517	49,062
RealD, Inc. (L)	7,104	82,691
Richardson Electronics, Ltd.	2,248	26,886
Rofin-Sinar Technologies, Inc. (L)	4,832	128,386
Rogers Corp.	2,729	130,201
Samsung Electro-Mechanics Company, Ltd.	2,905	255,264
Samsung SDI Company, Ltd.	1,672	214,345
Sanmina Corp.	13,746	140,759
ScanSource, Inc.	4,657	139,757
Shimadzu Corp.	13,000	82,142
SYNNEX Corp. (L)	4,306	164,188
Synnex Technology International Corp.	75,000	152,610
TDK Corp. (L)	7,200	248,409
TE Connectivity, Ltd.	72,576	2,912,475
Tech Data Corp.	8,087	429,096
TPK Holding Company, Ltd.	13,887	263,629
Trimble Navigation, Ltd.	27,025	1,606,096
Tripod Technology Corp.	25,000	51,930
TTM Technologies, Inc.	9,170	75,194
Unimicron Technology Corp.	72,000	68,950
Universal Display Corp. (L)	6,744	211,627
Vishay Intertechnology, Inc. (L)	28,230	372,354
Vishay Precision Group, Inc.	2,317	32,554
Wintek Corp.	99,000	47,358
WPG Holdings Company, Ltd.	83,000	94,786
Yaskawa Electric Corp.	12,000	108,144
Yokogawa Electric Corp.	11,200	112,248
Zhen Ding Technology Holding, Ltd.	9,350	21,448
Zygo Corp.	2,919	41,800

		31,881,225
Internet Software & Services - 1.7%
Akamai Technologies, Inc.	30,480	1,126,541
Angie’s List, Inc. (L)	6,192	105,636
AOL, Inc.	17,925	661,433
Bankrate, Inc.	7,951	89,449
Blucora, Inc.	6,805	105,478
Carbonite, Inc. (L)	2,102	20,642
comScore, Inc.	6,137	97,824
Constant Contact, Inc. (L)	5,277	74,564
Cornerstone OnDemand, Inc. (L)	5,705	193,171
CoStar Group, Inc. (L)	4,731	476,601
Dealertrack Technologies, Inc.	7,121	209,998
Demand Media, Inc. (L)	5,256	42,574
Demandware, Inc.	1,152	30,470

The accompanying notes are an integral part of the financial statements.
245

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Dena Company, Ltd. (L)	6,000	$168,293
Dice Holdings, Inc. (L)	7,183	69,244
Digital River, Inc.	6,371	90,723
EarthLink, Inc.	18,064	104,952
eBay, Inc.	200,015	10,936,820
Envestnet, Inc.	3,774	57,893
Equinix, Inc.	10,414	2,203,082
ExactTarget, Inc. (L)	1,685	37,576
Google, Inc., Class A	45,713	36,625,256
Gree, Inc. (L)	5,300	64,497
Internap Network Services Corp.	9,357	81,219
IntraLinks Holdings, Inc.	6,565	38,602
Ipass, Inc.	10,212	20,526
j2 Global, Inc. (L)	7,803	278,411
Keynote Systems, Inc.	2,989	45,672
Limelight Networks, Inc.	11,466	24,308
Liquidity Services, Inc. (L)	3,978	135,451
LivePerson, Inc.	9,437	136,553
LogMeIn, Inc. (L)	3,820	68,225
Market Leader, Inc.	4,231	31,479
Millennial Media, Inc.	2,022	18,946
Monster Worldwide, Inc. (L)	45,799	234,491
Move, Inc.	6,712	65,509
NHN Corp.	2,010	486,474
NIC, Inc.	10,999	194,902
Open Text Corp.	1,801	99,145
OpenTable, Inc. (L)	3,806	211,614
Perficient, Inc.	5,551	64,281
QuinStreet, Inc.	5,744	32,913
Rackspace Hosting, Inc. (L)	23,464	1,310,699
RealNetworks, Inc.	4,231	30,759
Responsys, Inc. (L)	6,377	51,462
Saba Software, Inc.	5,308	46,392
SciQuest, Inc.	3,146	60,246
SPS Commerce, Inc.	2,129	79,603
Stamps.com, Inc. (L)	2,300	56,097
support.com, Inc.	9,013	35,151
Tencent Holdings, Ltd.	91,400	3,164,909
The Active Network, Inc. (L)	6,799	31,887
Travelzoo, Inc.	1,381	29,098
Trulia, Inc. (L)	1,227	29,252
United Internet AG	7,160	168,809
United Online, Inc.	15,612	92,111
Unwired Planet, Inc.	16,335	32,833
ValueClick, Inc.	27,842	742,546
VeriSign, Inc. (L)	26,665	1,221,257
VistaPrint NV (L)	5,797	202,895
Vocus, Inc.	3,681	51,681
Web.com Group, Inc. (L)	6,002	102,514
WebMD Health Corp.	8,687	191,983
XO Group, Inc.	4,742	43,389
Yahoo Japan Corp.	860	364,043
Yahoo!, Inc.	178,749	3,809,141
Yelp, Inc.	1,489	33,041
Zix Corp.	11,707	44,018

		67,887,254
IT Services - 2.8%
Accenture PLC, Class A (L)	109,665	8,154,689
Acxiom Corp.	28,875	525,814
Alliance Data Systems Corp. (L)	10,678	1,694,492
Amadeus IT Holding SA, A Shares	8,577	218,978
AtoS	3,551	263,810
Automatic Data Processing, Inc. (L)	83,379	5,116,135

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	26,177	$600,762
CACI International, Inc., Class A (L)	3,774	191,531
Cap Gemini SA	9,287	456,250
Cardtronics, Inc.	7,465	196,777
Cass Information Systems, Inc. (L)	1,775	75,881
CGI Group, Inc.	6,182	163,355
CIBER, Inc.	13,456	59,879
Cielo SA	21,200	636,514
Cognizant Technology
Solutions Corp., Class A	51,557	3,958,031
Computer Sciences Corp.	26,684	1,281,633
Computer Task Group, Inc.	2,757	54,864
Computershare, Ltd.	26,923	279,660
Convergys Corp.	41,617	690,426
CoreLogic, Inc.	20,875	540,871
CSG Systems International, Inc.	5,794	112,462
DST Systems, Inc.	6,568	446,099
Euronet Worldwide, Inc.	8,639	208,545
ExlService Holdings, Inc.	3,975	120,323
Fidelity National Information Services, Inc.	42,803	1,611,533
Fiserv, Inc.	22,924	1,882,290
Forrester Research, Inc.	2,434	66,838
Gartner, Inc.	20,058	998,086
Global Cash Access Holdings, Inc.	11,365	80,692
Global Payments, Inc.	16,893	814,412
Heartland Payment Systems, Inc. (L)	6,537	203,301
Higher One Holdings, Inc. (L)	5,675	50,735
IBM Corp.	182,420	36,635,409
iGATE Corp. (L)	5,606	107,131
Infosys, Ltd., ADR (L)	69,000	3,721,170
Itochu Techno-Science Corp.	1,500	65,519
Jack Henry & Associates, Inc.	18,434	805,934
Lender Processing Services, Inc.	18,173	446,329
Lionbridge Technologies, Inc.	10,235	39,098
Mantech International Corp., Class A (L)	9,096	225,672
Mastercard, Inc., Class A	18,354	9,504,068
MAXIMUS, Inc.	5,687	413,900
ModusLink Global Solutions, Inc.	7,534	21,698
MoneyGram International, Inc.	3,909	63,365
NeuStar, Inc., Class A	14,198	622,582
Nomura Research Institute, Ltd.	6,000	135,865
NTT Data Corp.	72	228,497
Otsuka Corp.	900	91,346
Paychex, Inc. (L)	55,557	1,838,937
PRGX Global, Inc.	4,561	29,647
SAIC, Inc. (L)	48,734	576,036
Sapient Corp. (L)	20,797	233,342
ServiceSource International, Inc. (L)	8,815	55,711
SK C&C Company, Ltd.	1,093	103,859
Syntel, Inc.	2,583	155,393
TeleTech Holdings, Inc.	4,055	75,869
Teradata Corp.	29,044	1,686,295
The Hackett Group, Inc.	5,083	23,534
The Western Union Company	102,461	1,437,528
Total Systems Services, Inc.	27,597	655,705
Unisys Corp. (L)	7,424	170,604
VeriFone Systems, Inc.	23,090	438,017
Virtusa Corp.	3,230	67,669
Visa, Inc., Class A	89,535	14,203,832
WEX, Inc.	14,785	1,109,023
Wipro, Ltd., ADR (L)	157,500	1,512,000

		109,256,252

The accompanying notes are an integral part of the financial statements.
246

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Electronics - 0.2%
Brother Industries, Ltd.	12,900	$134,884
Canon, Inc.	66,500	2,412,228
Konica Minolta Holdings, Inc.	26,500	202,267
Ricoh Company, Ltd.	37,000	396,411
Xerox Corp.	217,028	1,760,097
Zebra Technologies Corp., Class A	10,892	487,090

		5,392,977
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.	6,790	122,492
Advanced Micro Devices, Inc. (L)	103,934	258,796
Advanced Semiconductor Engineering, Inc.	358,095	299,565
Advantest Corp.	8,300	118,984
Alpha & Omega Semiconductor, Ltd.	3,263	26,300
Altera Corp.	55,057	1,950,119
Amkor Technology, Inc. (L)	12,815	51,901
ANADIGICS, Inc.	12,848	27,109
Analog Devices, Inc.	51,757	2,340,452
Applied Materials, Inc.	205,695	2,818,022
Applied Micro Circuits Corp.	11,197	89,016
ARM Holdings PLC	96,837	1,402,552
ASM Pacific Technology, Ltd.	12,300	162,471
ASML Holding NV	10,083	714,838
Atmel Corp.	94,159	640,281
ATMI, Inc.	5,365	117,494
Axcelis Technologies, Inc.	20,568	23,448
Broadcom Corp., Class A	89,116	3,039,747
Brooks Automation, Inc.	11,475	116,012
Cabot Microelectronics Corp. (L)	3,942	134,698
Cavium, Inc. (L)	8,326	307,396
Ceva, Inc.	4,061	61,443
Cirrus Logic, Inc. (L)	10,859	261,050
Cohu, Inc.	3,863	38,862
Cree, Inc.	24,904	1,126,408
Cymer, Inc.	5,187	512,891
Cypress Semiconductor Corp. (L)	28,169	296,620
Diodes, Inc.	6,052	120,616
DSP Group, Inc.	4,424	32,030
Entegris, Inc.	23,209	220,718
Entropic Communications, Inc. (L)	15,180	66,944
Epistar Corp.	50,000	98,156
Exar Corp. (L)	6,455	75,846
Fairchild Semiconductor International, Inc.	27,190	387,729
First Solar, Inc. (L)	20,482	529,460
FormFactor, Inc.	8,871	44,532
GCL-Poly Energy Holdings, Ltd.	669,000	178,898
GSI Technology, Inc.	4,134	26,540
GT Advanced Technologies, Inc. (L)	20,617	58,965
Hermes Microvision, Inc.	2,000	41,186
Hittite Microwave Corp. (L)	5,258	340,824
Infineon Technologies AG	70,669	604,001
Inphi Corp.	4,182	40,398
Integrated Device Technology, Inc.	54,997	373,980
Integrated Silicon Solution, Inc.	5,079	43,172
Intel Corp.	854,617	17,818,764
Intermolecular, Inc.	2,620	25,335
International Rectifier Corp. (L)	26,342	553,709
Intersil Corp., Class A	48,875	414,949
IXYS Corp.	4,531	45,174
Kinsus Interconnect Technology Corp.	15,000	47,548
KLA-Tencor Corp.	28,599	1,566,081
Kopin Corp.	12,320	39,670
Lam Research Corp.	29,427	1,244,762
Lattice Semiconductor Corp.	20,563	96,235

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	39,741	$1,519,696
LSI Corp.	95,046	661,520
LTX-Credence Corp.	8,665	50,257
Macronix International	197,405	56,800
MaxLinear, Inc., Class A	4,246	24,966
MediaTek, Inc.	69,000	776,241
MEMC Electronic Materials, Inc.	88,802	439,570
Micrel, Inc.	8,304	87,358
Microchip Technology, Inc. (L)	33,423	1,218,937
Micron Technology, Inc.	174,764	1,466,270
Microsemi Corp.	14,990	309,244
Mindspeed Technologies, Inc. (L)	6,797	30,247
MKS Instruments, Inc.	8,794	238,669
Monolithic Power Systems, Inc. (L)	5,123	125,975
MoSys, Inc.	6,735	23,370
MStar Semiconductor, Inc.	13,000	98,020
Nanometrics, Inc. (L)	4,115	60,696
NeoPhotonics Corp.	3,226	16,195
Novatek Microelectronics Corp., Ltd.	30,000	126,290
NVE Corp. (L)	870	46,075
NVIDIA Corp.	107,316	1,358,621
OmniVision Technologies, Inc. (L)	8,820	135,916
PDF Solutions, Inc.	4,201	65,284
Pericom Semiconductor Corp.	4,376	30,720
Phison Electronics Corp.	8,000	60,493
Photronics, Inc. (L)	10,700	71,048
PLX Technology, Inc.	8,208	38,988
Power Integrations, Inc. (L)	4,838	202,277
Powertech Technology, Inc.	40,000	58,302
Radiant Opto-Electronics Corp.	26,510	95,752
Rambus, Inc.	19,007	107,199
Realtek Semiconductor Corp.	26,180	62,585
RF Micro Devices, Inc.	106,640	491,610
Richtek Technology Corp.	8,000	49,315
Rohm Company, Ltd.	5,100	180,374
Rubicon Technology, Inc.	3,173	16,373
Rudolph Technologies, Inc. (L)	5,507	60,687
Samsung Electronics Company, Ltd.	5,394	7,666,099
Semtech Corp.	25,085	766,848
Sigma Designs, Inc.	6,137	28,537
Silicon Image, Inc.	14,570	67,168
Silicon Laboratories, Inc.	8,218	341,211
Siliconware Precision Industries Company	174,000	186,549
SK Hynix, Inc.	25,260	614,931
Skyworks Solutions, Inc.	41,617	886,442
Spansion, Inc., Class A	8,219	96,655
STMicroelectronics NV	39,199	311,115
Sumco Corp.	5,600	55,962
SunPower Corp. (L)	6,826	80,137
Supertex, Inc.	1,987	44,886
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,483,000	5,225,939
Teradyne, Inc. (L)	32,263	540,728
Tessera Technologies, Inc.	8,870	158,241
Texas Instruments, Inc.	192,495	6,616,053
Tokyo Electron, Ltd.	9,700	449,679
Transcend Information, Inc.	6,000	17,131
TriQuint Semiconductor, Inc.	28,499	133,945
Ultra Clean Holdings	5,261	31,040
Ultratech, Inc.	4,356	178,509
United Microelectronics Corp.	720,000	270,921
Veeco Instruments, Inc.	6,544	208,819
Volterra Semiconductor Corp.	4,389	67,371

The accompanying notes are an integral part of the financial statements.
247

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	44,820	$1,670,441

		79,372,486
Software - 2.7%
Accelrys, Inc.	9,565	90,485
ACI Worldwide, Inc. (L)	15,118	692,556
Actuate Corp.	8,941	53,735
Adobe Systems, Inc.	85,025	3,341,483
Advent Software, Inc. (L)	12,086	316,653
American Software, Inc., Class A	4,653	37,968
ANSYS, Inc.	19,840	1,503,872
Aspen Technology, Inc.	15,774	485,208
Autodesk, Inc.	38,592	1,417,098
AVG Technologies NV (L)	1,418	22,263
Blackbaud, Inc.	7,711	214,366
BMC Software, Inc.	24,482	980,994
Bottomline Technologies, Inc. (L)	5,967	161,885
BroadSoft, Inc.	4,667	98,007
CA, Inc.	57,584	1,410,232
Cadence Design Systems, Inc. (L)	59,969	849,161
Callidus Software, Inc. (L)	6,841	29,758
Citrix Systems, Inc.	32,068	2,273,621
CommVault Systems, Inc.	12,759	943,528
Compuware Corp.	45,670	530,229
Comverse, Inc.	3,733	102,732
Concur Technologies, Inc. (L)	9,672	678,974
Dassault Systemes SA	3,950	447,419
Digimarc Corp.	1,405	31,374
Ebix, Inc. (L)	4,825	77,345
Electronic Arts, Inc. (L)	52,406	918,677
Ellie Mae, Inc.	4,226	85,788
EPIQ Systems, Inc.	5,470	68,047
ePlus, Inc.	735	33,781
FactSet Research Systems, Inc. (L)	8,721	848,466
Fair Isaac Corp.	13,201	585,332
FleetMatics Group PLC	1,560	37,050
Glu Mobile Inc. (L)	9,936	22,555
Guidance Software, Inc.	2,639	25,889
Guidewire Software, Inc.	3,416	124,855
Imperva, Inc. (L)	1,676	61,174
Infoblox, Inc.	1,389	29,294
Informatica Corp.	23,110	809,081
Interactive Intelligence Group (L)	2,508	104,358
Intuit, Inc.	47,796	3,081,886
Jive Software, Inc.	2,864	47,485
Konami Corp.	5,600	108,762
Manhattan Associates, Inc.	3,417	238,712
Mentor Graphics Corp.	35,990	637,383
MICROS Systems, Inc. (L)	17,184	735,475
Microsoft Corp.	1,300,960	36,166,688
MicroStrategy, Inc., Class A	1,447	147,420
Monotype Imaging Holdings, Inc. (L)	6,315	132,615
NCSoft Corp.	757	99,485
Netscout Systems, Inc.	6,229	158,403
Nexon Company, Ltd.	6,200	55,972
Nintendo Company, Ltd.	6,200	599,073
Oracle Corp.	645,578	22,117,502
Oracle Corp. Japan	2,200	92,534
Pegasystems, Inc.	3,003	82,252
Pervasive Software, Inc.	2,642	24,174
Progress Software Corp.	10,542	237,406
PROS Holdings, Inc.	3,773	98,324
PTC, Inc.	45,648	1,056,295
QLIK Technologies, Inc. (L)	14,492	376,792

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Qualys, Inc.	1,646	$19,522
RealPage, Inc. (L)	6,133	132,841
Red Hat, Inc.	33,203	1,687,044
Rosetta Stone, Inc. (L)	1,976	22,882
Rovi Corp.	22,154	394,120
Salesforce.com, Inc.	22,437	3,796,789
SAP AG	61,269	4,782,468
Seachange International, Inc.	5,070	58,406
SolarWinds, Inc.	13,082	738,610
Solera Holdings, Inc.	14,738	829,749
Sourcefire, Inc. (L)	4,979	267,024
Square Enix Company, Ltd.	3,600	41,353
SS&C Technologies Holdings, Inc.	5,607	141,913
Symantec Corp.	119,176	2,793,485
Synchronoss Technologies, Inc. (L)	4,698	141,739
Synopsys, Inc.	31,938	1,118,788
Take-Two Interactive Software, Inc. (L)	13,284	194,478
Tangoe, Inc. (L)	5,121	70,004
TeleNav, Inc.	3,081	21,906
The Sage Group PLC	87,186	449,773
TIBCO Software, Inc.	33,265	713,534
TiVo, Inc.	21,039	260,673
Totvs SA	8,300	183,452
Trend Micro, Inc.	6,200	175,163
Tyler Technologies, Inc.	5,029	283,636
Ultimate Software Group, Inc.	4,483	440,544
VASCO Data Security International, Inc.	5,075	41,970
Verint Systems, Inc.	8,510	290,787
VirnetX Holding Corp. (L)	7,110	250,485
Websense, Inc.	6,480	97,135

		107,280,204

		562,727,664
Materials - 5.1%
Chemicals - 2.6%
A. Schulman, Inc.	4,982	156,186
ADA-ES, Inc.	1,678	44,584
Agrium, Inc.	4,508	466,821
Air Liquide SA	19,601	2,378,763
Air Products & Chemicals, Inc.	36,557	3,156,331
Air Water, Inc.	9,000	121,810
Airgas, Inc. (L)	12,073	1,210,680
Akzo Nobel NV	7,867	500,946
Albemarle Corp.	19,117	1,244,134
American Vanguard Corp.	4,697	145,748
Arabian American Development Company (L)	4,133	30,419
Arkema SA	3,941	399,084
Asahi Kasei Corp.	75,000	443,175
Ashland, Inc. (L)	15,700	1,224,129
Axiall Corp.	11,503	650,840
Balchem Corp.	4,942	199,311
BASF SE	61,012	5,741,154
Cabot Corp.	12,778	469,975
Calgon Carbon Corp. (L)	9,645	164,544
CF Industries Holdings, Inc.	10,798	2,168,562
Chase Corp.	997	18,783
Cheil Industries, Inc.	2,324	188,714
Chemtura Corp.	16,528	332,543
China BlueChemical, Ltd., H Shares	158,000	100,892
China Petrochemical Development Corp.	107,775	67,282
Croda International PLC	9,660	379,952
Cytec Industries, Inc.	9,764	706,816
Daicel Corp.	18,000	138,366

The accompanying notes are an integral part of the financial statements.
248

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Denki Kagaku Kogyo KK	29,000	$110,368
E.I. du Pont de Nemours & Company	160,150	7,671,185
Eastman Chemical Company	26,341	1,836,758
Ecolab, Inc.	45,276	3,465,878
EMS-Chemie Holding AG	500	140,202
Eternal Chemical Company, Ltd.	40,000	35,128
Ferro Corp.	14,989	76,894
Flotek Industries, Inc. (L)	8,397	117,894
FMC Corp.	23,597	1,421,955
Formosa Chemicals & Fibre Corp.	187,000	477,828
Formosa Plastics Corp.	239,000	606,591
FutureFuel Corp.	3,349	43,905
Givaudan AG	493	589,190
H.B. Fuller Company	8,316	339,875
Hanwha Chemical Corp.	4,174	76,131
Hanwha Corp.	2,440	78,415
Hawkins, Inc. (L)	1,606	63,341
Hitachi Chemical, Ltd.	6,200	84,956
Huabao International Holdings, Ltd.	185,000	103,574
Hyosung Corp.	1,148	59,900
Incitec Pivot, Ltd.	98,474	324,097
Indorama Ventures PCL	97,100	77,389
Innophos Holdings, Inc.	3,697	180,525
Innospec, Inc.	3,929	158,142
International Flavors & Fragrances, Inc.	14,009	1,022,377
Intrepid Potash, Inc. (L)	11,450	225,680
Johnson Matthey PLC	14,488	503,975
JSR Corp.	10,200	207,868
K&S AG	11,614	545,940
Kaneka Corp.	17,000	94,039
Kansai Paint Company, Ltd.	13,000	137,667
KMG Chemicals, Inc.	1,536	30,351
Koninklijke DSM NV	5,116	298,797
Koppers Holdings, Inc.	3,482	144,433
Kraton Performance Polymers, Inc.	5,473	131,571
Kumho Petrochemical Company, Ltd.	679	68,194
Kuraray Company, Ltd.	19,800	269,007
Landec Corp.	4,495	49,490
Lanxess AG	5,695	482,201
LCY Chemical Corp.	30,000	38,536
LG Chem, Ltd.	2,265	617,209
Linde AG	12,400	2,245,451
Lotte Chemical Corp.	839	183,328
LSB Industries, Inc.	3,193	123,729
LyondellBasell Industries NV, Class A (L)	65,199	3,821,965
Minerals Technologies, Inc.	13,481	542,475
Mitsubishi Chemical Holdings Corp.	80,500	377,554
Mitsubishi Gas & Chemicals Company, Inc.	23,000	162,676
Mitsui Chemicals, Inc.	50,000	118,587
Monsanto Company	91,816	9,276,170
Nan Ya Plastics Corp.	286,000	552,230
NewMarket Corp. (L)	2,299	578,589
Nitto Denko Corp.	9,800	575,878
OCI Company, Ltd.	739	117,528
Olin Corp. (L)	30,628	709,344
OM Group, Inc.	5,519	135,436
OMNOVA Solutions, Inc.	8,155	65,322
Orica, Ltd.	22,105	614,238
Oriental Union Chemical Corp.	35,000	38,967
Petronas Chemicals Group BHD	248,845	510,729
PolyOne Corp. (L)	15,097	344,061
Potash Corp. of Saskatchewan, Inc.	25,666	1,029,875
PPG Industries, Inc.	24,534	3,303,748

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	51,031	$5,769,055
PTT Global Chemical PCL	117,893	313,566
Quaker Chemical Corp.	2,185	125,441
RPM International, Inc.	28,332	861,576
Sensient Technologies Corp.	19,057	703,394
Shin-Etsu Chemical Company, Ltd.	24,200	1,487,073
Showa Denko KK	82,000	127,311
Sigma-Aldrich Corp. (L)	20,666	1,592,522
Sika AG	127	314,692
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	210,066	92,552
Solvay SA	2,198	314,172
Spartech Corp.	5,409	53,387
Stepan Company	2,835	173,615
Sumitomo Chemical Company, Ltd.	89,000	262,875
Syngenta AG	5,582	2,363,001
Taiwan Fertilizer Company, Ltd.	49,000	119,520
Taiyo Nippon Sanso Corp.	14,000	98,272
Teijin, Ltd.	54,000	125,166
The Dow Chemical Company	205,966	6,533,242
The Mosaic Company	47,518	2,781,704
The Scotts Miracle-Gro Company, Class A (L)	8,279	366,842
The Sherwin-Williams Company	14,698	2,375,050
Toray Industries, Inc.	87,000	536,357
Tredegar Corp.	4,072	99,683
TSRC Corp.	34,800	71,685
Ube Industries, Ltd.	58,000	122,579
Uralkali OJSC, GDR (London Exchange)	6,892	261,767
Uralkali OSJC, GDR	6,298	239,009
Valspar Corp.	18,081	1,113,970
Yingde Gases	84,500	98,917
Zep, Inc.	3,874	57,955
Zoltek Companies, Inc. (L)	5,026	46,993

		100,888,823
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	109,710	400,700
Asia Cement Corp.	113,190	141,756
BBMG Corp., H Shares	97,000	85,305
Boral, Ltd.	46,384	244,448
China National Building Material
Company, Ltd., H Shares	258,000	392,555
China Resources Cement Holdings, Ltd.	164,000	103,657
China Shanshui Cement Group, Ltd.	162,000	116,250
CRH PLC	57,763	1,250,607
Eagle Materials, Inc.	8,210	527,985
Headwaters, Inc.	10,675	100,452
HeidelbergCement AG	9,434	649,316
Holcim, Ltd.	13,673	1,101,397
Imerys SA	1,796	121,060
Indocement Tunggal Prakarsa Tbk PT	121,720	275,843
James Hardie Industries, Ltd.	26,363	262,591
Lafarge Malayan Cement BHD	31,866	100,522
Lafarge SA	11,755	789,835
Martin Marietta Materials, Inc.	9,832	954,982
PPC, Ltd.	28,444	108,924
Semen Gresik Persero Tbk PT	243,692	437,054
Siam Cement PCL	8,669	135,287
Siam Cement PCL (Foreign Registered Shares)	20,484	326,707
Taiheiyo Cement Corp.	63,000	155,553
Taiwan Cement Corp.	189,000	243,603
Texas Industries, Inc. (L)	3,803	220,764
Ultratech Cement, Ltd., GDR (L)	3,420	117,429

The accompanying notes are an integral part of the financial statements.
249

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company (L)	22,258	$1,133,600

		10,498,182
Containers & Packaging - 0.2%
AEP Industries, Inc.	733	51,698
Amcor, Ltd.	71,370	669,476
Aptargroup, Inc. (L)	14,224	767,243
Ball Corp. (L)	26,424	1,173,490
Bemis Company, Inc.	17,740	662,412
Berry Plastics Group, Inc.	4,941	94,966
Boise, Inc.	17,104	146,923
Graphic Packaging Holding Company	24,960	185,203
Greif, Inc., Class A	6,495	330,401
Myers Industries, Inc.	5,750	84,640
Owens-Illinois, Inc.	28,262	720,681
Packaging Corp. of America	21,032	878,717
Rexam PLC	53,453	416,465
Rock-Tenn Company, Class A	15,228	1,346,917
Sealed Air Corp.	33,407	741,969
Silgan Holdings, Inc.	10,523	451,752
Sonoco Products Company	21,576	685,470
Toyo Seikan Kaisha, Ltd.	8,200	119,053
UFP Technologies, Inc.	948	17,936

		9,545,412
Metals & Mining - 1.8%
A. M. Castle & Company (L)	2,925	48,058
African Rainbow Minerals, Ltd.	5,907	125,286
Agnico-Eagle Mines, Ltd.	5,243	210,279
AK Steel Holding Corp. (L)	23,397	87,739
Alcoa, Inc. (L)	183,289	1,561,622
Allegheny Technologies, Inc.	18,431	561,593
Alumina, Ltd.	142,452	177,818
Aluminum Corp. of China, Ltd., H Shares (L)	344,780	148,562
AMCOL International Corp. (L)	4,321	126,346
Angang Steel Company, Ltd., H Shares (L)	109,012	73,013
Anglo American Platinum, Ltd.	4,003	188,734
Anglo American PLC	97,113	2,833,396
AngloGold Ashanti, Ltd.	22,822	555,615
Antofagasta PLC	26,763	441,449
ArcelorMittal	64,154	957,993
ArcelorMittal South Africa, Ltd.	13,379	42,855
Assore, Ltd.	1,768	66,209
Barrick Gold Corp. (L)	30,190	915,434
BHP Billiton PLC	147,743	4,674,897
BHP Billiton, Ltd.	193,161	7,250,719
Boliden AB	7,741	130,777
Carpenter Technology Corp.	9,469	447,221
Centerra Gold, Inc.	4,458	28,963
Century Aluminum Company	8,981	72,836
China Steel Corp.	730,120	671,684
Cia Siderurgica Nacional SA	53,900	272,305
Cliffs Natural Resources, Inc. (L)	24,473	623,083
Coeur d’Alene Mines Corp.	15,103	287,108
Commercial Metals Company	24,920	406,445
Compass Minerals International, Inc. (L)	7,091	522,749
Daido Steel Company, Ltd.	19,000	101,127
Eldorado Gold Corp.	21,068	207,973
Eregli Demir ve Celik Fabrikalari TAS	347,563	448,372
Eurasian Natural Resources Corp. PLC	15,318	78,699
Evraz PLC	24,981	102,815
Feng Hsin Iron & Steel Company	48,000	83,911
First Quantum Minerals, Ltd.	14,054	261,796
Fortescue Metals Group, Ltd. (L)	86,309	414,848

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Fosun International, Ltd.	162,000	$105,107
Franco-Nevada Corp.	4,496	217,465
Freeport-McMoRan Copper & Gold, Inc.	163,044	5,204,364
Fresnillo PLC	12,932	304,049
General Moly, Inc.	12,075	35,259
Glencore International PLC (L)	266,755	1,564,111
Globe Specialty Metals, Inc. (L)	10,436	149,130
Gold Fields, Ltd.	42,995	363,172
Gold Reserve, Inc.	9,666	25,132
Gold Resource Corp. (L)	5,061	66,299
Goldcorp, Inc.	24,515	800,170
Golden Minerals Company	6,055	17,560
Golden Star Resources, Ltd. (L)	44,046	69,593
Handy & Harman, Ltd.	1,027	16,637
Harmony Gold Mining Company, Ltd.	23,921	149,333
Haynes International, Inc.	2,114	108,871
Hecla Mining Company (L)	47,655	221,119
Hitachi Metals, Ltd.	11,000	102,834
Horsehead Holding Corp.	7,534	79,634
Hyundai Hysco Company, Ltd.	1,960	65,182
Hyundai Steel Company	2,884	225,613
IAMGOLD Corp.	11,665	78,615
Iluka Resources, Ltd. (L)	24,936	266,779
Impala Platinum Holdings, Ltd.	31,625	486,387
Inmet Mining Corp.	1,495	98,434
JFE Holdings, Inc.	29,500	631,702
Jiangxi Copper Company Ltd.	120,925	288,614
Kaiser Aluminum Corp. (L)	3,263	199,826
Kazakhmys PLC	13,514	126,981
Kinross Gold Corp.	34,177	260,159
Kobe Steel, Ltd.	147,000	198,065
Korea Zinc Company, Ltd.	407	141,426
Koza Altin Isletmeleri AS	14,109	334,178
Kumba Iron Ore, Ltd. (L)	5,029	317,155
Maruichi Steel Tube, Ltd.	3,800	92,909
Materion Corp. (L)	3,498	96,755
McEwen Mining, Inc.	36,172	87,898
Mechel, ADR (L)	10,322	56,668
Metals USA Holdings Corp.	1,941	40,256
Midway Gold Corp. (L)	23,385	25,957
Mitsubishi Materials Corp.	60,000	182,430
MMC Norilsk Nickel OJSC, ADR	2,600	45,130
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	2,779	49,214
MMC Norilsk Nickel OJSC, ADR
(Russian Exchange)	17,990	318,423
MMG, Ltd.	104,000	45,965
New Gold, Inc	14,288	127,466
Newcrest Mining, Ltd.	46,398	1,068,129
Newmont Mining Corp.	85,262	3,435,206
Nippon Steel Corp. (L)	454,002	1,228,403
Noranda Aluminum Holding Corp.	6,155	29,298
Northam Platinum, Ltd.	14,759	64,156
Novolipetsk Steel OJSC	5,095	97,854
Novolipetsk Steel OJSC, GDR	2,636	50,585
Nucor Corp.	54,553	2,457,613
Olympic Steel, Inc. (L)	1,753	36,235
Osisko Mining Corp.	13,872	80,306
OZ Minerals, Ltd.	15,303	99,027
Pan American Silver Corp.	4,888	81,005
Paramount Gold and Silver Corp. (L)	22,373	44,970
POSCO	3,249	1,056,292
Randgold Resources, Ltd.	6,219	516,383

The accompanying notes are an integral part of the financial statements.
250

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Company (L)	16,182	$1,077,559
Rio Tinto PLC	94,059	5,056,789
Rio Tinto, Ltd.	25,954	1,768,617
Royal Gold, Inc. (L)	13,928	912,841
RTI International Metals, Inc. (L)	5,143	152,593
Salzgitter AG	3,124	149,061
Schnitzer Steel Industries, Inc., Class A (L)	4,366	124,911
Severstal OAO, GDR	4,568	51,207
Severstal OAO, GDR Reg S	12,241	137,365
Shougang Fushan Resources Group, Ltd.	276,000	121,459
Sibanye Gold, Ltd.	42,995	62,005
Silver Wheaton Corp.	11,073	351,115
Sims Metal Management, Ltd.	11,517	127,206
Steel Dynamics, Inc.	46,955	717,003
Sterlite Industries India, Ltd., ADR	135,788	957,305
Stillwater Mining Company (L)	19,600	255,584
Sumitomo Metal Mining Company, Ltd.	30,000	472,477
SunCoke Energy, Inc.	11,807	194,697
Teck Resources, Ltd.	16,868	522,274
ThyssenKrupp AG	26,464	595,206
Tung Ho Steel Enterprise Corp.	77,000	75,376
Turquoise Hill Resources, Ltd.	10,420	66,587
U.S. Silica Holdings, Inc. (L)	1,986	48,836
Umicore SA	4,329	216,162
United States Steel Corp. (L)	24,780	516,415
Universal Stainless & Alloy	1,283	45,534
US Antimony Corp. (L)	8,114	15,173
Vale SA	93,300	1,781,722
Vedanta Resources PLC	7,385	131,829
Vista Gold Corp.	10,359	19,164
Voestalpine AG	8,321	281,042
Worthington Industries, Inc.	20,034	567,764
Xstrata PLC	147,256	2,597,631
Yamana Gold, Inc.	23,063	339,487
Yamato Kogyo Company, Ltd.	3,300	94,520
Zhaojin Mining Industry Company, Ltd.,
H Shares	80,500	105,582
Zijin Mining Group Company, Ltd., H Shares	541,529	186,027

		71,939,942
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	6,653	184,488
Clearwater Paper Corp.	3,928	190,076
Deltic Timber Corp.	1,825	130,287
Domtar Corp. (L)	7,552	563,077
Duratex SA	17,300	144,647
Fibria Celulose SA	17,800	201,705
International Paper Company	75,422	3,319,322
KapStone Paper and Packaging Corp.	6,809	181,392
Lee & Man Paper Manufacturing, Ltd.	166,000	124,231
Louisiana-Pacific Corp.	52,813	1,107,489
MeadWestvaco Corp.	30,022	1,072,086
Neenah Paper, Inc.	2,728	79,658
Nine Dragons Paper Holdings, Ltd.	144,000	137,369
Nippon Paper Group, Inc. (L)	5,400	93,969
OJI Paper Company, Ltd.	45,000	171,268
P.H. Glatfelter Company (L)	7,087	128,629
Resolute Forest Products	13,570	187,266
Sappi, Ltd.	32,581	103,220
Schweitzer-Mauduit International, Inc.	5,169	190,478
Sino-Forest Corp. (L)	6,600	0
Stora Enso OYJ, Series R (L)	24,872	166,335
UPM-Kymmene OYJ (L)	25,778	300,184

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Wausau Paper Corp. (L)	7,732	$76,315

		8,853,491

		201,725,850
Telecommunication Services - 3.3%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (L)	12,066	72,999
American Tower Corp.	67,901	5,269,118
AT&T, Inc.	975,529	35,031,246
Atlantic Tele-Network, Inc.	1,598	75,106
BCE, Inc. (L)	7,486	337,478
Belgacom SA (L)	5,290	147,627
Bell Aliant, Inc. (L)	1,845	47,661
BT Group PLC	554,689	2,253,207
Cbeyond, Inc.	4,610	32,362
CenturyLink, Inc. (L)	107,216	3,717,179
China Communications Services Corp., Ltd.,
H Shares	214,400	134,955
China Telecom Corp., Ltd., H Shares	1,246,396	644,855
China Unicom Hong Kong, Ltd.	426,416	620,330
Chunghwa Telecom Company, Ltd.	229,000	712,573
Cincinnati Bell, Inc. (L)	33,221	107,968
Cogent Communications Group, Inc.	7,978	200,647
Consolidated
Communications Holdings, Inc. (L)	6,721	112,913
Deutsche Telekom AG	187,199	2,007,952
Elisa OYJ, Class A	6,638	139,242
Fairpoint Communications, Inc. (L)	3,959	33,058
France Telecom SA	115,298	1,113,706
Frontier Communications Corp. (L)	171,481	709,931
General Communication, Inc., Class A	6,528	55,162
Hawaiian Telcom Holdco, Inc.	1,639	31,584
HickoryTech Corp.	2,125	19,954
HKT Trust and HKT, Ltd.	166,000	164,810
IDT Corp., Class B	2,753	27,833
Iliad SA	1,454	277,568
inContact, Inc. (L)	6,453	43,816
Inmarsat PLC	31,892	315,268
Iridium Communications, Inc.	8,834	53,976
Koninklijke KPN NV (L)	30,997	104,871
KT Corp.	1,542	50,894
LG Uplus Corp.	12,267	96,197
Lumos Networks Corp.	2,855	32,604
magicJack VocalTec, Ltd. (L)	2,450	28,053
Nippon Telegraph & Telephone Corp.	25,700	1,178,161
Oi SA	17,001	72,577
ORBCOMM, Inc.	6,974	30,755
PCCW, Ltd.	266,000	127,479
Portugal Telecom SGPS SA (L)	68,807	347,458
Premiere Global Services, Inc.	8,397	89,596
Primus Telecommunications Group, Inc. (L)	2,409	26,475
Rostelecom OJSC, ADR	9,858	238,773
Rostelecom OJSC, ADR	103	2,498
Singapore Telecommunications, Ltd.	175,950	488,025
Singapore Telecommunications, Ltd.
(Singapore Exchange)	396,000	1,091,425
Swisscom AG	1,386	629,980
Tele2 AB, B Shares	9,800	155,724
Telecom Italia SpA	428,643	276,544
Telecom Italia SpA (Italian Exchange)	662,205	489,094
Telefonica Czech Republic AS	4,840	80,032
Telefonica SA	112,067	1,463,782
Telekom Austria AG	14,051	92,862

The accompanying notes are an integral part of the financial statements.
251

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telekom Malaysia BHD	98,918	$170,276
Telekomunikasi Indonesia Persero Tbk PT	827,840	922,597
Telenet Group Holding NV	2,216	113,438
TeliaSonera AB	66,419	454,722
Telstra Corp., Ltd.	262,585	1,230,034
TELUS Corp.	4,563	313,669
Towerstream Corp.	8,872	22,091
Turk Telekomunikasyon AS	189,646	782,383
tw telecom, Inc.	32,415	820,748
Verizon Communications, Inc.	490,155	22,806,912
Vivendi SA	81,646	1,719,083
Vonage Holdings Corp.	26,830	70,831
Windstream Corp. (L)	101,010	867,676
Xl Axiata Tbk PT	215,151	121,377
Ziggo NV	4,100	138,422

		92,260,202
Wireless Telecommunication Services - 0.9%
Advanced Info Service PCL	83,700	582,801
Axiata Group BHD	228,953	474,380
Boingo Wireless, Inc. (L)	3,043	18,501
China Mobile, Ltd.	541,470	5,940,800
Crown Castle International Corp.	50,350	3,514,430
DiGi.Com BHD	279,420	412,756
Far EasTone
Telecommunications Company, Ltd.	100,000	232,133
Globe Telecom, Inc.	2,863	79,218
Indosat Tbk PT	119,850	78,663
KDDI Corp.	15,900	1,193,446
Leap Wireless International, Inc. (L)	9,273	49,611
Maxis BHD	198,260	408,655
MetroPCS Communications, Inc.	54,404	533,159
Millicom International Cellular SA	1,945	152,294
Mobile TeleSystems OJSC, ADR (L)	24,859	514,333
MTN Group, Ltd.	99,829	1,945,101
NTELOS Holdings Corp.	2,889	36,055
NTT DOCOMO, Inc.	896	1,385,748
Philippine Long Distance Telephone Company	3,520	252,799
Reliance Communication, Ltd., GDR (S)	40,149	45,051
Rogers Communications, Inc., Class B (L)	11,507	546,534
Shenandoah Telecommunications Company	4,288	61,790
Sistema JSFC, GDR	2,633	51,765
Sistema JSFC, GDR (London Exchange)	6,570	129,236
SK Telecom Company, Ltd.	476	78,454
Softbank Corp.	55,800	2,066,752
Sprint Nextel Corp.	516,037	2,993,015
StarHub, Ltd.	47,000	159,042
Taiwan Mobile Company, Ltd.	103,000	360,002
Telephone & Data Systems, Inc.	21,651	495,591
Tim Participacoes SA	61,000	266,571
Turkcell Iletisim Hizmetleri AS	276,196	1,830,954
USA Mobility, Inc.	4,118	47,851
Vodacom Group, Ltd.	21,968	289,785
Vodafone Group PLC	3,466,294	8,701,961

		35,929,237

		128,189,439
Utilities - 3.4%
Electric Utilities - 1.7%
Acciona SA	663	40,498
ALLETE, Inc. (L)	6,455	303,385
American Electric Power Company, Inc.	83,341	3,899,525
Centrais Eletricas Brasileiras SA	18,700	65,659

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Cheung Kong Infrastructure Holdings, Ltd.	34,000	$222,547
Chubu Electric Power Company, Inc.	37,800	473,701
Cleco Corp.	23,134	1,024,836
CLP Holdings, Ltd.	118,000	1,016,449
CPFL Energia SA	16,600	169,237
Duke Energy Corp.	120,953	8,375,995
Edison International	55,958	2,687,663
EDP - Energias de Portugal SA	208,729	626,206
EDP - Energias do Brasil SA	16,800	101,934
El Paso Electric Company	6,859	228,748
Electricite de France SA	14,625	276,570
Enel SpA	465,479	1,685,319
Entergy Corp.	30,526	1,900,549
Exelon Corp.	146,722	4,546,915
Federal Grid Company Unified Energy System
JSC, GDR (S)(I)	22,040	68,447
Federal Hydrogenerating Company JSC, ADR	72,684	161,653
FirstEnergy Corp.	71,828	2,835,769
Fortis, Inc. (L)	5,326	173,841
Fortum OYJ	21,894	417,720
Great Plains Energy, Inc.	32,808	716,199
Hawaiian Electric Industries, Inc. (L)	20,881	563,578
Hokkaido Electric Power Company, Inc.	10,200	90,306
Hokuriku Electric Power Company	9,600	110,047
Iberdrola SA	108,080	535,102
IDACORP, Inc.	19,119	892,666
Korea Electric Power Corp. (I)	12,443	375,108
Kyushu Electric Power Company, Inc.	23,900	229,136
Light SA	3,400	33,151
MGE Energy, Inc. (L)	3,653	196,093
NextEra Energy, Inc.	72,685	5,223,871
Northeast Utilities	53,920	2,238,219
NV Energy, Inc.	50,419	996,279
OGE Energy Corp. (L)	21,147	1,224,623
Otter Tail Corp. (L)	6,141	177,413
Pepco Holdings, Inc.	39,406	799,548
Pinnacle West Capital Corp.	18,841	1,053,966
PNM Resources, Inc.	30,503	685,097
Portland General Electric Company	12,578	373,441
Power Assets Holdings, Ltd.	92,500	826,609
PPL Corp. (L)	99,907	3,079,134
Red Electrica Corp. SA	2,886	159,679
Reliance Infrastructure, Ltd., GDR (S)	14,506	335,154
RusHydro JSC	4,805	0
Shikoku Electric Power Company, Inc.	9,400	115,073
SP AusNet	92,950	112,891
SSE PLC	65,935	1,444,107
Tenaga Nasional BHD	242,836	545,391
Terna Rete Elettrica Nazionale SpA	94,136	393,652
The Chugoku Electric Power Company, Inc.	16,800	211,098
The Empire District Electric Company	7,490	160,361
The Kansai Electric Power Company, Ltd.	44,000	379,626
The Southern Company	150,126	6,757,171
Tohoku Electric Power Company, Inc. (I)	25,300	195,644
Tokyo Electric Power Company, Inc. (I)	84,500	190,134
UIL Holdings Corp. (L)	8,533	334,152
Unitil Corp.	2,682	73,433
UNS Energy Corp. (L)	6,767	318,184
Verbund AG, Class A	4,314	89,439
Westar Energy, Inc.	27,084	840,146
Xcel Energy, Inc.	83,748	2,403,568

		66,781,655

The accompanying notes are an integral part of the financial statements.
252

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.4%
AGL Resources, Inc.	20,229	$808,351
APA Group, Ltd.	49,881	312,705
Atmos Energy Corp.	19,327	737,712
Chesapeake Utilities Corp.	1,752	84,149
China Gas Holdings, Ltd.	286,000	277,822
China Resources Gas Group, Ltd.	80,000	186,337
Delta Natural Gas Company, Inc.	1,125	21,983
Enagas SA	5,159	123,597
ENN Energy Holdings, Ltd.	66,000	328,573
GAIL India, Ltd., GDR	36,003	1,327,475
Gas Natural SDG SA	9,087	180,262
Hong Kong & China Gas Company, Ltd.	348,900	977,022
Korea Gas Corp.	1,185	78,298
National Fuel Gas Company	17,856	1,039,041
New Jersey Resources Corp. (L)	6,985	311,252
Northwest Natural Gas Company (L)	4,549	207,207
ONEOK, Inc.	35,142	1,581,039
Osaka Gas Company, Ltd.	109,000	423,100
Perusahaan Gas Negara Persero Tbk PT	897,269	445,239
Petronas Gas BHD	51,499	305,368
Piedmont Natural Gas Company, Inc.	12,046	388,363
Questar Corp.	37,497	881,554
Snam SpA	120,665	572,356
South Jersey Industries, Inc.	5,152	284,081
Southwest Gas Corp.	7,718	349,625
The Laclede Group, Inc. (L)	3,892	158,638
Toho Gas Company, Ltd.	24,000	132,535
Tokyo Gas Company, Ltd.	145,000	700,707
UGI Corp.	24,138	864,623
WGL Holdings, Inc. (L)	19,576	825,520

		14,914,534
Independent Power Producers & Energy Traders - 0.1%
Aboitiz Power Corp.	153,559	145,402
AES Corp.	106,053	1,232,336
Atlantic Power Corp. (L)	19,056	189,988
China Longyuan Power Group Corp., H Shares	239,000	215,979
China Resource Power Holdings, Ltd.	170,532	465,376
Datang International Power Generation
Company, Ltd., H Shares	273,136	118,391
Electric Power Development Company, Ltd.	6,700	172,007
Enel Green Power SpA	123,338	228,167
Energy Development Corp. (I)	662,144	123,441
Genie Energy, Ltd., B Shares	3,723	26,135
Glow Energy PCL	35,300	101,874
Huaneng Power International, Inc., H Shares	292,564	299,854
MPX Energia SA (I)	8,400	44,601
NRG Energy, Inc.	55,352	1,328,448
Ormat Technologies, Inc.	3,203	65,469
Tractebel Energia SA	11,500	203,344
TransAlta Corp. (L)	7,077	105,683

		5,066,495
Multi-Utilities - 1.1%
AGL Energy, Ltd.	32,560	528,564
Alliant Energy Corp.	23,770	1,133,591
Ameren Corp.	41,673	1,408,131
Avista Corp.	9,973	261,193
Black Hills Corp. (L)	16,891	702,497
Canadian Utilities, Ltd.	1,463	110,316
CenterPoint Energy, Inc.	73,413	1,573,241
Centrica PLC	362,783	1,937,800
CH Energy Group, Inc.	2,537	165,235
CMS Energy Corp.	45,326	1,206,125

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Consolidated Edison, Inc. (L)	50,301	$2,967,759
Dominion Resources, Inc. (L)	98,688	5,526,528
DTE Energy Company	29,553	1,974,140
E.ON AG	119,365	1,988,761
GDF Suez	80,071	1,508,759
Integrys Energy Group, Inc.	13,381	756,963
MDU Resources Group, Inc.	40,442	977,079
National Grid PLC	254,485	2,811,446
NiSource, Inc.	53,200	1,473,640
NorthWestern Corp. (L)	6,180	240,896
PG&E Corp.	73,849	3,148,921
Public Service Enterprise Group, Inc. (L)	86,894	2,831,875
RWE AG	32,598	1,197,635
SCANA Corp. (L)	22,637	1,105,591
Sempra Energy	38,630	3,003,869
Suez Environnement Company	17,508	233,545
TECO Energy, Inc. (L)	34,967	603,181
Vectren Corp.	17,590	580,470
Veolia Environnement SA	21,153	265,833
Wisconsin Energy Corp. (L)	39,504	1,631,515
YTL Corp. BHD	427,217	228,104
YTL Power International BHD	191,341	94,125

		44,177,328
Water Utilities - 0.1%
American States Water Company	3,084	163,329
Aqua America, Inc. (L)	29,971	873,055
Artesian Resources Corp., Class A	1,852	41,207
California Water Service Group	6,888	138,173
Cia de Saneamento Basico do Estado de
Sao Paulo (I)	8,300	402,420
Cia de Saneamento de Minas Gerais	4,200	108,851
Connecticut Water Service, Inc. (L)	2,112	63,064
Consolidated Water Company, Ltd.	3,663	33,407
Guangdong Investment, Ltd.	220,780	190,257
Middlesex Water Company	1,080	21,017
Severn Trent PLC	16,520	405,746
SJW Corp.	2,625	69,589
United Utilities Group PLC	47,184	526,831
York Water Company (L)	3,083	56,912

		3,093,858

		134,033,870

TOTAL COMMON STOCKS (Cost $3,417,529,261)		$3,765,037,727

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	3,101	201,497
Hyundai Motor Company, Ltd.	1,068	71,182
Hyundai Motor Company, Ltd., 2nd Preferred	1,762	126,338
Lojas Americanas SA	29,800	271,895
Porsche Automobil Holding SE	10,078	799,025
ProSiebenSat.1 Media AG	6,142	211,652
Volkswagen AG	9,585	2,092,980

		3,774,569
Consumer Staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	7,100	355,825
Companhia de Bebidas das Americas	54,600	2,421,885
Henkel AG & Company KgaA	12,186	1,073,166

		3,850,876

The accompanying notes are an integral part of the financial statements.
253

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Energy - 0.1%
Petroleo Brasileiro SA	302,700	$2,540,086
Financials - 0.2%
Banco Bradesco SA	137,000	2,444,599
Banco do Estado do Rio Grande do Sul SA	12,600	115,217
Itau Unibanco Holding SA	163,200	2,891,494
Itausa - Investimentos Itau SA	180,200	942,240

		6,393,550
Industrials - 0.0%
Marcopolo SA	15,200	101,748
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	999	809,897
Materials - 0.1%
Bradespar SA	17,100	250,962
Braskem SA, A Shares	11,400	83,971
Gerdau SA	63,000	523,568
Klabin SA	33,400	224,590
LG Chem, Ltd.	287	25,368
Metalurgica Gerdau SA	20,700	219,089
Usinas Siderurgicas de Minas Gerais SA (I)	28,500	141,103
Vale SA	146,100	2,697,764

		4,166,415
Telecommunication Services - 0.0%
Oi SA	61,000	226,508
Telefonica Brasil SA	21,200	558,436

		784,944
Utilities - 0.0%
AES Tiete SA	7,100	73,138
Centrais Eletricas Brasileiras SA	16,300	103,265
Cia Paranaense de Energia	7,100	104,021
Companhia Energetica de Minas Gerais	34,300	406,006
Companhia Energetica de Sao Paulo	11,200	103,773
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	6,500	39,242
RWE AG	2,277	81,608

		911,053

TOTAL PREFERRED SECURITIES (Cost $22,387,993)		$23,333,138

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund, Inc. (I)	1,658	30,855

TOTAL INVESTMENT COMPANIES (Cost $27,337)		$30,855

ESCROW CERTIFICATES - 0.0%
Indevus Pharmaceuticals, Inc. (I)	156	0

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	124
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	854	111

TOTAL WARRANTS (Cost $786)		$235

SECURITIES LENDING COLLATERAL - 9.0%
John Hancock Collateral
Investment Trust, 0.2514% (W)(Y)	35,722,976	357,529,837

TOTAL SECURITIES LENDING
COLLATERAL (Cost $357,503,221)		$357,529,837

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
Repurchase Agreement with State Street Corp.
dated 02/28/2013 at 0.010% to be
repurchased at $136,549,038 on 03/01/2013,
collateralized by $134,375,000
U.S. Treasury Notes, 1.500% - 2.000% due
06/30/2016 - 11/15/2021 (valued at
$139,289,844, including interest)	$136,549,000	$136,549,000

TOTAL SHORT-TERM INVESTMENTS (Cost $136,549,000)		$136,549,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $3,933,997,598) - 108.5%		$4,282,480,792
Other assets and liabilities, net - (8.5%)		(334,906,086)

TOTAL NET ASSETS - 100.0%		$3,947,574,706

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 86.5%
U.S. Government - 36.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$45,120,685	$49,055,417
0.625%, 07/15/2021 to 02/15/2043	4,838,132	5,213,154
0.750%, 02/15/2042	5,385,913	5,724,638
1.125%, 01/15/2021	3,988,822	4,697,460
1.250%, 07/15/2020	4,843,386	5,776,871
1.375%, 01/15/2020	955,674	1,137,775
1.750%, 01/15/2028	11,289,521	14,360,621
1.875%, 07/15/2019	1,182,973	1,448,865
2.000%, 01/15/2026	17,353,800	22,542,309
2.125%, 01/15/2019	641,706	784,185
2.375%, 01/15/2025 to 01/15/2027	21,963,212	29,696,331
2.500%, 01/15/2029	12,406,316	17,386,286
3.625%, 04/15/2028	1,135,768	1,775,436
3.875%, 04/15/2029 (F)	2,933,259	4,779,836
U.S. Treasury Notes
0.250%, 12/15/2015	62,300,000	62,168,609
0.375%, 11/15/2015 to 01/15/2016	361,000,000	361,573,407
0.750%, 10/31/2017 to 12/31/2017	101,700,000	101,889,399
0.875%, 01/31/2018 to 07/31/2019	80,300,000	79,378,251
1.000%, 06/30/2019 to 09/30/2019	55,300,000	54,885,286
1.125%, 05/31/2019	13,300,000	13,348,838
1.250%, 10/31/2019	900,000	905,063
1.375%, 01/31/2020	900,000	908,719
1.500%, 08/31/2018 (D)(F)	53,300,000	55,053,090
1.625%, 08/15/2022	19,300,000	18,990,891
1.750%, 05/15/2022 (D)(F)	27,100,000	27,083,063
3.375%, 11/15/2019	3,600,000	4,119,750

		944,683,550
U.S. Government Agency - 49.7%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017 to 09/29/2017	74,900,000	75,720,619
1.250%, 08/01/2019 to 10/02/2019	30,000,000	29,851,411
1.750%, 05/30/2019	2,200,000	2,270,297
2.375%, 01/13/2022	2,100,000	2,182,066
3.750%, 03/27/2019	800,000	920,086
4.000%, TBA (C)	31,000,000	32,930,255
4.000%, 05/01/2029 to 02/01/2042	6,935,208	7,369,327

The accompanying notes are an integral part of the financial statements.
254

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 03/01/2037 to 03/01/2041		$15,983,833	$17,098,327
4.674%, 11/01/2035 (P)		227,570	241,337
5.000%, 02/16/2017		1,600,000	1,874,051
5.500%, 08/23/2017 to 01/01/2040		5,557,230	6,223,941
6.000%, TBA (C)		27,000,000	29,519,229
6.000%, 08/01/2022 to 05/01/2040		28,612,452	31,358,996
Federal National Mortgage Association
0.500%, 03/30/2016		7,000,000	7,004,305
0.875%, 08/28/2017 to 02/08/2018		11,500,000	11,520,049
1.250%, 01/30/2017		6,600,000	6,745,332
2.076%, 11/01/2035 (P)		175,719	182,039
2.310%, 08/01/2022		2,700,000	2,727,357
2.344%, 03/01/2035 (P)		96,040	101,950
2.357%, 11/01/2034 (P)		159,694	166,675
2.468%, 01/01/2035 (P)		158,036	168,351
2.500%, TBA (C)		15,000,000	15,580,226
2.500%, 03/01/2026 to 11/01/2027		23,447,670	24,371,155
2.572%, 05/01/2035 (P)		318,910	334,163
2.783%, 07/01/2034 (P)		164,576	176,637
2.840%, 06/01/2035 (P)		509,999	541,686
2.870%, 09/01/2027		2,000,000	1,936,674
3.000%, TBA (C)		95,000,000	98,846,852
3.000%, 02/01/2027 to 07/01/2027		30,314,259	31,915,215
3.330%, 11/01/2021		97,945	106,676
3.500%, TBA (C)		57,000,000	60,299,496
3.500%, 03/01/2020 to 02/01/2027		23,280,900	24,720,694
4.000%, TBA (C)		155,500,000	165,824,945
4.000%, 01/01/2020 to 11/01/2041		16,259,432	17,360,161
4.500%, TBA (C)		259,000,000	278,839,541
4.500%, 01/01/2018 to 11/01/2041		83,356,282	89,811,290
4.733%, 09/01/2035 (P)		146,737	155,148
5.000%, TBA (C)		10,000,000	10,828,985
5.000%, 02/13/2017 to 03/12/2043		24,799,315	27,250,717
5.375%, 06/12/2017		4,500,000	5,385,339
5.500%, TBA (C)		41,500,000	45,213,820
5.500%, 06/01/2018 to 03/12/2043		92,152,180	100,332,766
6.000%, 10/01/2026 to 06/01/2040		11,796,766	12,973,463

			1,278,981,649

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,202,862,649)			$2,223,665,199

FOREIGN GOVERNMENT
OBLIGATIONS - 10.7%
Canada - 2.4%
Province of British Columbia
4.300%, 06/18/2042	CAD	400,000	446,433
Province of Ontario
1.600%, 09/21/2016		$1,100,000	1,132,814
1.650%, 09/27/2019		2,200,000	2,194,740
2.850%, 06/02/2023	CAD	500,000	484,427
3.000%, 07/16/2018		$1,100,000	1,196,759
3.150%, 06/02/2022	CAD	9,900,000	9,937,920
4.000%, 06/02/2021		7,300,000	7,834,307
4.200%, 03/08/2018 to 06/02/2020		2,000,000	2,170,772
4.300%, 03/08/2017		1,900,000	2,030,499
4.400%, 06/02/2019		2,700,000	2,958,938
4.400%, 04/14/2020		$200,000	234,722
4.600%, 06/02/2039	CAD	1,100,000	1,252,928
4.700%, 06/02/2037		11,100,000	12,722,833
5.500%, 06/02/2018		700,000	797,664

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
2.750%, 08/25/2021		$1,400,000	$1,455,507
3.000%, 09/01/2023	CAD	400,000	388,934
3.500%, 07/29/2020		$700,000	774,894
3.500%, 12/01/2022	CAD	5,400,000	5,520,960
4.250%, 12/01/2021		5,300,000	5,757,714
4.500%, 12/01/2016 to 12/01/2020		2,800,000	3,063,972

			62,357,737
France - 0.2%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)		$4,000,000	4,138,800
Italy - 5.8%
Republic of Italy
2.100%, 09/15/2021	EUR	1,182,874	1,432,864
2.500%, 03/01/2015		17,800,000	23,362,249
3.000%, 11/01/2015		25,500,000	33,660,382
3.500%, 11/01/2017		800,000	1,045,484
3.750%, 08/01/2015 to 08/01/2016		5,900,000	7,923,710
4.000%, 02/01/2017		300,000	404,130
4.250%, 07/01/2014 to 02/01/2015		4,400,000	5,949,612
4.500%, 07/15/2015		33,200,000	45,262,486
4.750%, 09/15/2016 to 06/01/2017		15,000,000	20,658,842
5.250%, 08/01/2017		1,000,000	1,404,233
6.000%, 11/15/2014		4,000,000	5,572,085
Republic of Italy Certiificate of Credit
Zero Coupon 09/30/2014 (Z)		2,200,000	2,787,192

			149,463,269
Mexico - 1.5%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	13,292,739
10.000%, 12/05/2024		232,700,000	26,009,868

			39,302,607
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	755,004
Spain - 0.8%
Junta de Castilla y Leon
6.270%, 02/19/2018	EUR	2,900,000	3,868,752
6.505%, 03/01/2019		3,000,000	4,005,274
Kingdom of Spain
3.000%, 04/30/2015		600,000	789,607
3.150%, 01/31/2016		900,000	1,178,073
3.750%, 10/31/2015		4,300,000	5,726,033
3.800%, 01/31/2017		100,000	131,991
4.000%, 07/30/2015		1,000,000	1,341,692
4.250%, 10/31/2016		600,000	805,733
4.400%, 01/31/2015		1,400,000	1,896,493

			19,743,648

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $274,641,387)			$275,761,065

CORPORATE BONDS - 19.5%
Consumer Discretionary - 1.0%
Banque PSA Finance SA
2.205%, 04/04/2014 (P)(S)		$3,500,000	3,467,436
Daimler Finance North America LLC
1.510%, 09/13/2013 (P)(S)		1,700,000	1,707,550

The accompanying notes are an integral part of the financial statements.
255

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
5.875%, 08/02/2021		$1,600,000	$1,825,360
7.000%, 04/15/2015		5,200,000	5,747,945
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,306,342
8.700%, 10/01/2014		1,000,000	1,109,980
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	5,405,629
Volkswagen International Finance NV
0.918%, 04/01/2014 (P)(S)		5,000,000	5,015,565

			25,585,807
Consumer Staples - 0.2%
CVS Pass-Through Trust
6.943%, 01/10/2030		264,788	327,436
Kraft Foods Group, Inc.
6.125%, 08/23/2018		1,849,000	2,260,428
Mondelez International, Inc.
2.625%, 05/08/2013		3,000,000	3,010,497
6.125%, 02/01/2018		651,000	785,030

			6,383,391
Energy - 1.0%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,000,000	1,281,250
Cameron International Corp.
1.217%, 06/02/2014 (P)		2,400,000	2,414,522
Gazprom OAO
5.092%, 11/29/2015 (S)		400,000	426,600
6.212%, 11/22/2016 (S)		500,000	556,500
9.625%, 03/01/2013		300,000	300,000
10.500%, 03/08/2014		1,000,000	1,088,450
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,823,592
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	750,750
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,167,777
Petroleos Mexicanos
8.000%, 05/03/2019		6,500,000	8,287,500

			26,096,941
Financials - 13.0%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,519,170
Ally Financial, Inc.
3.492%, 02/11/2014 (P)		1,000,000	1,017,260
4.625%, 06/26/2015		1,200,000	1,261,500
5.500%, 02/15/2017		5,500,000	5,963,595
6.750%, 12/01/2014		400,000	430,000
7.500%, 09/15/2020		1,400,000	1,694,000
8.300%, 02/12/2015		6,500,000	7,231,250
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,521,606
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,071,891
5.875%, 05/02/2013		$2,300,000	2,321,103
American International Group, Inc.
5.850%, 01/16/2018		3,300,000	3,882,787
6.250%, 03/15/2037		1,100,000	1,196,250
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,167,630
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,043,464

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco do Brasil SA
5.875%, 01/19/2023 (S)		$400,000	$434,000
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	840,121
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,580,000
4.500%, 04/06/2015 (S)		400,000	412,400
Bank of America Corp.
6.500%, 08/01/2016		7,900,000	9,116,474
Bank of America NA
6.000%, 10/15/2036		1,600,000	1,942,504
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	786,089
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	416,207
2.850%, 06/09/2015 (S)		1,400,000	1,472,800
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,438,780
1.950%, 01/30/2017 (S)		1,100,000	1,144,601
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	963,000
6.500%, 03/10/2021 (S)		1,900,000	2,147,000
BNP Paribas SA
1.205%, 01/10/2014 (P)		6,100,000	6,128,914
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month LIBOR + 1.680%)
06/29/2015 (Q)(S)		7,600,000	7,334,000
BPCE SA
2.375%, 10/04/2013 (S)		600,000	606,124
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	623,250
Citigroup, Inc.
2.293%, 08/13/2013 (P)		400,000	403,217
5.500%, 04/11/2013 to 10/15/2014		18,700,000	19,423,634
5.850%, 07/02/2013		600,000	610,250
8.125%, 07/15/2039		1,700,000	2,524,566
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	1,936,234
Credit Suisse New York
2.200%, 01/14/2014		$1,300,000	1,318,747
Dexia Credit Local
0.781%, 04/29/2014 (P)(S)		7,100,000	7,057,455
DNB Bank ASA
3.200%, 04/03/2017 (S)		2,100,000	2,234,299
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067		4,100,000	4,335,750
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,415,327
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	11,154,374
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	645,265
6.500%, 09/01/2014 (S)		3,000,000	3,202,500
6.625%, 11/15/2013		2,900,000	3,001,500
6.750%, 09/01/2016 (S)		1,300,000	1,469,000
Intesa Sanpaolo SpA
2.688%, 02/24/2014 (P)(S)		3,300,000	3,320,721
JPMorgan Chase & Company
0.434%, 09/26/2013 (P)	EUR	1,700,000	2,221,409

The accompanying notes are an integral part of the financial statements.
256

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)		$1,900,000	$2,084,870
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		3,100,000	3,639,753
6.875%, 04/25/2018		7,500,000	9,093,428
Monumental Global Funding III
5.500%, 04/22/2013 (S)		1,900,000	1,912,681
Morgan Stanley
2.792%, 05/14/2013 (P)		4,100,000	4,117,253
7.300%, 05/13/2019		21,375,000	26,517,768
Murray Street Investment Trust I
4.647%, 03/09/2017		3,800,000	4,161,395
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,635,719
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	314,842
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,531,756
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	608,500
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,768,349
Pricoa Global Funding I
0.510%, 09/27/2013 (P)(S)		2,700,000	2,701,212
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,214,608
5.550%, 04/27/2015		3,500,000	3,857,634
Regions Bank
7.500%, 05/15/2018		2,800,000	3,416,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	6,460,000
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,214,400
Santander US Debt SAU
2.991%, 10/07/2013 (S)		5,700,000	5,734,873
Sberbank of Russia
6.125%, 02/07/2022 (S)		5,000,000	5,644,000
SLM Corp.
0.513%, 06/17/2013 (P)	EUR	2,100,000	2,714,503
5.375%, 05/15/2014		$600,000	626,279
6.250%, 01/25/2016		600,000	649,500
Springleaf Finance Corp.
6.900%, 12/15/2017		2,700,000	2,646,000
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,786,870
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,311,092
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,822,459
The Bear Stearns Companies LLC
7.250%, 02/01/2018		26,400,000	32,916,259
The Goldman Sachs Group, Inc.
0.570%, 05/23/2016 (P)	EUR	1,100,000	1,397,485
1.296%, 02/07/2014 (P)		$11,200,000	11,262,205
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,275,000
Turkiye Garanti Bankasi AS
2.802%, 04/20/2016 (P)(S)		900,000	897,750

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UBS AG
1.301%, 01/28/2014 (P)	$930,000	$936,101
5.875%, 12/20/2017	1,104,000	1,322,016
Vnesheconombank
5.375%, 02/13/2017 (S)	600,000	650,280
5.450%, 11/22/2017 (S)	700,000	769,160
Westpac Banking Corp.
3.585%, 08/14/2014 (S)	1,600,000	1,669,915
Weyerhaeuser Company
7.375%, 03/15/2032	1,700,000	2,118,117

		333,382,050
Health Care - 0.7%
AbbVie, Inc.
1.056%, 11/06/2015 (P)(S)	4,965,000	5,038,894
Amgen, Inc.
6.150%, 06/01/2018	9,100,000	11,035,261
HCA, Inc.
8.500%, 04/15/2019	900,000	996,750

		17,070,905
Industrials - 1.3%
Caterpillar, Inc.
0.459%, 05/21/2013 (P)	8,500,000	8,506,996
General Electric Capital Corp.
7.500%, 08/21/2035	5,100,000	7,242,979
Noble Group, Ltd.
4.875%, 08/05/2015 (S)	1,000,000	1,050,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021	1,900,000	2,104,250
6.350%, 06/30/2021 (S)	12,160,000	13,467,200

		32,371,425
Information Technology - 0.4%
Hewlett-Packard Company
0.568%, 05/24/2013 (P)	9,900,000	9,899,782
Materials - 0.9%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	317,016
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	838,000
CSN Resources SA
6.500%, 07/21/2020	2,600,000	2,804,100
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	654,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017	2,900,000	3,342,250
7.250%, 10/20/2017 (S)	10,400,000	11,986,000
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,768,527
Vale Overseas, Ltd.
4.625%, 09/15/2020	900,000	961,328

		22,671,221
Telecommunication Services - 0.3%
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	3,348,750
Windstream Corp.
8.125%, 08/01/2013	5,000,000	5,131,000

		8,479,750
Utilities - 0.7%
Calpine Construction Finance
Company LP
8.000%, 06/01/2016 (S)	5,000,000	5,275,000

The accompanying notes are an integral part of the financial statements.
257

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	$9,200,000	$10,085,500
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	100,000	116,237
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,184,604	2,304,023

		17,780,760

TOTAL CORPORATE BONDS (Cost $468,784,592)		$499,722,032

TERM LOANS (M) - 0.2%
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017	5,200,000	5,229,250

TOTAL TERM LOANS (Cost $5,180,784)		$5,229,250

MUNICIPAL BONDS - 6.5%
Alabama Public School & College
Authority 5.000%, 12/01/2025	2,900,000	3,403,730
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,381,600
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,184,290
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	26,800,200
California State University
6.434%, 11/01/2030	1,200,000	1,399,200
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,110,290
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	115,618
6.899%, 12/01/2040	2,700,000	3,332,367
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	346,854
6.899%, 12/01/2040	2,600,000	3,208,946
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,177,090
City of San Antonio Texas Water System
Revenue 5.000%, 05/15/2040	21,400,000	23,341,836
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	3,098,290
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,965,894
County of Santa Clara California
5.000%, 08/01/2030	1,900,000	2,219,580
District of Columbia 5.000%, 06/01/2027	1,300,000	1,503,125
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	240,908
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	800,000	774,928
Los Angeles Unified School
District (California)
6.758%, 07/01/2034	2,700,000	3,634,470
4.500%, 07/01/2023	5,000,000	5,666,650
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	10,831,010
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037	2,600,000	2,819,388
5.000%, 06/15/2037	800,000	885,536
5.000%, 06/15/2038	2,900,000	3,291,935

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
New York State Dormitory Authority
5.000%, 03/15/2031		$1,000,000	$1,183,510
North Carolina Turnpike Authority
6.700%, 01/01/2039		300,000	354,648
Pennsylvania Economic Development
Financing Authority
5.000%, 01/01/2022		600,000	699,516
5.000%, 01/01/2023		4,300,000	4,794,758
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,345,000	1,264,448
State of California
7.950%, 03/01/2036		17,300,000	21,685,896
5.000%, 09/01/2029		1,000,000	1,150,140
7.500%, 04/01/2034		2,600,000	3,632,902
5.650%, 04/01/2039 (P)		800,000	803,376
7.550%, 04/01/2039		900,000	1,306,296
7.600%, 11/01/2040		1,600,000	2,340,320
State of Louisiana 3.000%, 05/01/2043 (P)		2,600,000	2,610,296
State of Washington 5.000%, 01/01/2028		4,200,000	4,847,808
State of Washington - Series C
5.000%, 06/01/2041		5,200,000	5,935,072
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		1,500,000	1,275,750
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		3,055,000	2,535,681
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036		200,000	215,492
University of California
6.270%, 05/15/2031		5,300,000	6,116,359

TOTAL MUNICIPAL BONDS (Cost $149,856,754)			$167,486,003

CAPITAL PREFERRED SECURITIES - 0.0%
Financials - 0.0%
State Street Capital Trust IV
1.308%, 06/15/2037 (P)		400,000	321,000

TOTAL CAPITAL PREFERRED SECURITIES (Cost $400,000)			$321,000

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.0%
Commercial & Residential - 4.6%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.473%, 02/25/2045 (P)		131,981	128,995
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B 1.626%, 05/16/2047 (P)(S)	EUR	2,973,795	3,951,711
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.501%, 11/15/2015 (P)(S)		$999,447	1,000,168
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,120,085	1,992,600
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		5,425,780	5,404,077
Series 2011-RR5, Class 12A1,
5.420%, 03/26/2037 (P)(S)		400,000	338,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
3.116%, 11/25/2034 (P)		1,958,194	1,940,120
Series 2004-9, Class 22A1,
3.477%, 11/25/2034 (P)		476,928	478,688

The accompanying notes are an integral part of the financial statements.
258

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.928%, 09/25/2035 (P)		$778,500	$646,962
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	447,238
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		1,000,000	1,153,540
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		4,300,000	5,036,878
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		250,406	246,010
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		550,470	550,740
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		1,000,000	1,104,376
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.482%, 02/25/2037 (P)		5,210,939	3,472,935
Series 2005-62, Class 2A1,
1.171%, 12/25/2035 (P)		6,230,190	4,521,965
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		333,333	282,814
Series 2004-HYB9, Class 1A1,
2.801%, 02/20/2035 (P)		2,186,573	2,085,851
Series 2004-22, Class A3,
2.930%, 11/25/2034 (P)		1,300,946	1,218,219
European Loan Conduit, Series 25X,
Class A 0.376%, 05/15/2019 (P)	EUR	138,149	168,187
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.300%, 12/20/2054 (P)		2,243,985	2,879,244
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.282%, 10/25/2046 (P)		$11	11
Series 2006-AR8, Class 1A1A,
0.282%, 01/25/2047 (P)		189	189
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	105,820
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,595,269
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		1,634,646	1,636,184
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.116%, 11/25/2035 (P)		1,141,987	1,125,068
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.545%, 10/15/2054 (P)(S)	EUR	1,557,549	2,054,371
HomeBanc Mortgage Trust, Series 2005-4,
Class A1 0.472%, 10/25/2035 (P)		$4,738,855	3,886,093
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,355,473

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		$3,000,000	$3,386,559
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	456,657
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.882%, 02/25/2035 (P)		348,570	353,234
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		174,415	164,519
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.641%, 12/15/2030 (P)		1,988,726	1,927,073
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.737%, 07/09/2021 (P)(S)		3,952,325	3,932,204
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.412%, 02/25/2036 (P)		827,594	735,145
Series 2005-3, Class 4A,
0.452%, 11/25/2035 (P)		166,332	158,732
Series 2005-2, Class 3A,
1.202%, 10/25/2035 (P)		407,489	406,311
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,275,272
Morgan Stanley Capital I
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		1,237,820	1,251,395
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	233,758
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.791%, 08/12/2045 (P)(S)		1,000,000	1,149,818
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.582%, 12/25/2035 (P)		2,000,000	1,563,640
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.362%, 02/25/2037 (P)		12,383,567	9,647,802
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.452%, 02/26/2037 (P)(S)		2,761,801	2,350,414
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.332%, 03/25/2037 (P)		2,178,229	1,514,030
Series 2005-AR5, Class A3,
0.452%, 07/19/2035 (P)		1,609,173	1,582,546
Series 2005-AR8, Class A1A,
0.482%, 02/25/2036 (P)		428,030	295,703
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.755%, 10/28/2035 (P)(S)		489,379	452,238
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.402%, 09/25/2036 (P)		12,316,642	11,309,202
Titan Europe PLC, Series, 2007-3X,
Class A1 0.791%, 10/23/2016 (P)	GBP	3,747,928	5,401,505

The accompanying notes are an integral part of the financial statements.
259

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1 0.281%, 06/15/2020 (P)(S)	$5,563,023	$5,492,200
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1 0.472%, 12/25/2045 (P)	2,090,595	1,949,160
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.368%, 05/25/2041 (P)	78,429	77,340
Series 2002-AR17, Class 1A,
1.374%, 11/25/2042 (P)	135,049	128,890
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.619%, 01/25/2035 (P)	1,063,674	1,062,260
Series 2006-AR2, Class 2A1,
2.641%, 03/25/2036 (P)	1,316,667	1,315,201
Series 2006-AR2, Class 2A5,
2.641%, 03/25/2036 (P)	4,104,902	3,935,583
Series 2005-14, Class 1A9,
5.500%, 12/25/2035	1,288,963	1,296,897

		118,613,084
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series 3335, Class FT,
0.351%, 08/15/2019 (P)	1,887,470	1,886,564
Series 3149, Class LF,
0.501%, 05/15/2036 (P)	931,416	931,217
Series 2637, Class F,
0.601%, 06/15/2018 (P)	84,999	85,357
Series T-63, Class 1A1,
1.372%, 02/25/2045 (P)	125,614	120,736
Federal National Mortgage Association
Series 2007-73, Class A1,
0.262%, 07/25/2037 (P)	1,058,305	1,011,838
Series 2005-120, Class NF,
0.302%, 01/25/2021 (P)	1,854,745	1,854,780
Series 2007-30, Class AF,
0.512%, 04/25/2037 (P)	1,099,471	1,101,864
Series 2003-W6, Class F,
0.552%, 09/25/2042 (P)	1,005,168	990,289
Series 2005-75, Class FL,
0.652%, 09/25/2035 (P)	2,234,633	2,248,421
Series 2006-5, Class 3A2,
2.640%, 05/25/2035 (P)	157,367	165,169

		10,396,235

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $126,782,852)		$129,009,319

ASSET BACKED SECURITIES - 0.9%
Access Group, Inc., Series 2008-1,
Class A 1.601%, 10/27/2025 (P)	6,671,663	6,769,049
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.262%, 01/25/2037 (P)	382,830	375,149
Series 2007-HE5, Class 1A1,
0.292%, 06/25/2047 (P)	133,639	132,352
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.302%, 05/25/2037 (P)	774,910	755,594

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.522%, 10/25/2035 (P)		$370,115	$368,230
GSAMP Trust, Series 2007-FM1,
Class A2A 0.272%, 12/25/2036 (P)		304,936	148,759
Hillmark Funding, Series 2006-1A,
Class A1 0.539%, 05/21/2021 (P)(S)		7,100,000	6,863,499
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.262%, 12/25/2036 (P)		457,374	163,387
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.491%, 01/20/2034 (P)		1,539,284	1,532,450
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.262%, 03/25/2047 (P)		527,985	495,828
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.762%, 10/25/2034 (P)		58,753	52,613
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.282%, 05/25/2037 (P)		97,415	96,189
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)	EUR	968,307	1,203,201
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.262%, 12/25/2036 (P)		$498,839	148,174
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,183,553	1,349,384
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.262%, 01/25/2038 (P)		300,372	290,856
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.639%, 12/19/2016 (P)(S)		107,335	106,443
Wood Street CLO BV, Series I, Class A
0.602%, 11/22/2021 (P)	EUR	2,192,841	2,791,128

TOTAL ASSET BACKED SECURITIES (Cost $21,891,807)			$23,642,285

PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Wells Fargo & Company,
Series L, 7.500%		22,070	27,984,760

TOTAL PREFERRED SECURITIES (Cost $19,288,225)			$27,984,760

ESCROW CERTIFICATES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Company (I)		20,000	0

TOTAL ESCROW CERTIFICATES (Cost $0)			$0

SHORT-TERM INVESTMENTS - 1.0%
Commercial Paper - 0.7%
Ford Motor Credit Company LLC
0.960%, 03/05/2013*		$16,300,000	$16,298,261
Itau Unibanco Holding SA
1.012%, 10/31/2013*		2,100,000	2,078,966

			18,377,227
U.S. Government - 0.0%
U.S. Treasury Bill
0.103%, 12/12/2013 (D)*		360,000	359,632

The accompanying notes are an integral part of the financial statements.
260

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.3%
Repurchase Agreement with Bank of
America dated 02/28/2013 at 0.190% to
be repurchased at $1,200,006 on
03/01/2013, collateralized by
$1,224,000 U.S. Treasury Notes,
0.250% due 02/28/2015 (valued at
$1,224,478, including interest)	$1,200,000	$1,200,000
Repurchase Agreement with Morgan
Stanley dated 02/28/2013 at 0.180% to
be repurchased at $2,800,014 on
03/01/2013, collateralized by
$2,797,000 U.S. Treasury Bonds,
3.125% due 11/15/2041 (valued at
$2,880,958, including interest)	2,800,000	2,800,000
Repurchase Agreement with State
Street Corp. dated 02/28/2013 at
0.010% to be repurchased at $3,356,001
on 03/01/2013, collateralized by
$3,120,000 U.S. Treasury Notes,
3.250% due 06/30/2016 (valued at
$3,428,540, including interest)	3,356,000	3,356,000

		7,356,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,092,859)		$26,092,859

Total Investments (Total Return Fund)
(Cost $3,295,781,909) - 131.4%		$3,378,913,772
Other assets and liabilities, net - (31.4%)		(806,654,183)

TOTAL NET ASSETS - 100.0%		$2,572,259,589

SALE COMMITMENTS OUTSTANDING - (0.5)%
Federal National Mortgage Association - (0.5)%
Federal National Mortgage Association
6.000%, TBA (C)	(11,000,000)	(12,057,901)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(12,015,781))		$(12,057,901)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 83.9%
Consumer Discretionary - 26.9%
Allbritton Communications Company
8.000%, 05/15/2018	$2,325,000	$2,525,531
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	3,425,000	3,647,625
American Greetings Corp.
7.375%, 12/01/2021	575,000	581,469
Ameristar Casinos, Inc.
7.500%, 04/15/2021	4,735,000	5,072,369
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,540,000	6,621,750
CCO Holdings LLC
5.250%, 03/15/2021 (S)	230,000	229,425
5.750%, 09/01/2023 (S)	230,000	230,288
6.500%, 04/30/2021	1,000,000	1,065,000
7.000%, 01/15/2019	4,400,000	4,741,000
7.375%, 06/01/2020	1,075,000	1,189,219
8.125%, 04/30/2020	990,000	1,102,613

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cinemark USA, Inc.
5.125%, 12/15/2022 (S)	$850,000	$854,250
7.375%, 06/15/2021	1,975,000	2,192,250
8.625%, 06/15/2019	4,975,000	5,516,031
CityCenter Holdings LLC
7.625%, 01/15/2016	1,275,000	1,372,219
10.750%, 01/15/2017	3,221,044	3,559,254
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,370,125
CSC Holdings LLC
7.875%, 02/15/2018	3,600,000	4,149,000
CSC Holdings, Inc.
7.625%, 07/15/2018	2,585,000	2,972,750
CVR Refining LLC
6.500%, 11/01/2022 (S)	2,050,000	2,065,375
DineEquity, Inc.
9.500%, 10/30/2018	5,602,000	6,358,270
DISH DBS Corp.
5.875%, 07/15/2022	950,000	1,002,250
6.625%, 10/01/2014	800,000	854,000
6.750%, 06/01/2021	400,000	445,000
7.750%, 05/31/2015	2,750,000	3,052,500
7.875%, 09/01/2019	1,000,000	1,183,750
EchoStar DBS Corp.
7.125%, 02/01/2016	3,150,000	3,504,375
Ford Motor Credit Company LLC
7.000%, 10/01/2013	820,000	848,149
8.000%, 12/15/2016	5,350,000	6,411,408
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)	310,000	324,131
6.750%, 06/01/2018	1,975,000	2,271,250
Gray Television, Inc.
7.500%, 10/01/2020	4,640,000	4,848,800
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	6,880,000
Interactive Data Corp.
10.250%, 08/01/2018	3,595,000	4,075,831
KAR Auction Services, Inc.
4.299%, 05/01/2014 (P)	850,000	851,071
Lamar Media Corp.
5.000%, 05/01/2023 (S)	1,060,000	1,066,625
5.875%, 02/01/2022	700,000	759,500
7.875%, 04/15/2018	970,000	1,057,300
9.750%, 04/01/2014	3,370,000	3,652,238
Limited Brands, Inc.
5.625%, 02/15/2022	2,125,000	2,247,188
6.625%, 04/01/2021	625,000	704,688
Lin Television Corp.
6.375%, 01/15/2021 (S)	350,000	374,500
8.375%, 04/15/2018	2,650,000	2,885,188
Local TV Finance LLC
9.250%, 06/15/2015 (S)	4,275,491	4,307,557
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	6,225,000	6,785,250
National Cinemedia LLC
6.000%, 04/15/2022	2,520,000	2,702,700
National CineMedia LLC
7.875%, 07/15/2021	750,000	836,250
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020 (S)	1,650,000	1,724,250
8.875%, 04/15/2017	700,000	770,000
Nielsen Finance LLC
4.500%, 10/01/2020 (S)	1,380,000	1,362,750

The accompanying notes are an integral part of the financial statements.
261

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Nielsen Finance LLC (continued)
7.750%, 10/15/2018	$10,195,000	$11,290,963
Penn National Gaming, Inc.
8.750%, 08/15/2019	1,175,000	1,333,625
Penske Automotive Group Inc
5.750%, 10/01/2022 (S)	170,000	177,863
PVH Corp.
4.500%, 12/15/2022	925,000	912,281
RadioShack Corp.
6.750%, 05/15/2019	2,875,000	2,109,531
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,231,650
Regal Entertainment Group
5.750%, 02/01/2025	675,000	661,500
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,390,000	1,497,725
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (S)	2,485,000	2,435,300
Salem Communications Corp.
9.625%, 12/15/2016	4,105,000	4,541,156
Service Corp. International
4.500%, 11/15/2020	325,000	323,781
6.750%, 04/01/2015 to 04/01/2016	2,916,000	3,218,152
7.000%, 06/15/2017 to 05/15/2019	4,755,000	5,303,938
7.625%, 10/01/2018	1,520,000	1,793,600
8.000%, 11/15/2021	2,340,000	2,784,600
Sotheby’s
5.250%, 10/01/2022 (S)	2,220,000	2,242,200
Speedway Motorsports, Inc.
6.750%, 02/01/2019 (S)	250,000	266,563
6.750%, 02/01/2019	2,223,000	2,370,274
8.750%, 06/01/2016	720,000	762,300
Tempur-Pedic International, Inc.
6.875%, 12/15/2020 (S)	250,000	263,750
The Gap, Inc.
5.950%, 04/12/2021	800,000	905,011
Toys R Us Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,210,250
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,600,000	2,791,750
Videotron, Ltd.
5.000%, 07/15/2022	2,110,000	2,146,925
6.375%, 12/15/2015	1,195,000	1,209,938
9.125%, 04/15/2018	1,985,000	2,094,175
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)	210,000	220,500

		190,303,613
Consumer Staples - 0.6%
B&G Foods, Inc.
7.625%, 01/15/2018	2,275,000	2,439,938
Susser Holdings LLC
8.500%, 05/15/2016	1,890,000	1,989,225

		4,429,163
Energy - 13.1%
Bristow Group, Inc.
6.250%, 10/15/2022	2,975,000	3,198,125
Denbury Resources, Inc.
4.625%, 07/15/2023	500,000	490,625
6.375%, 08/15/2021	150,000	163,875
8.250%, 02/15/2020	5,039,000	5,656,278
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,375,000	1,457,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp.
6.500%, 09/15/2020	$440,000	$490,192
6.950%, 06/01/2028	1,325,000	1,293,730
7.000%, 06/15/2017	5,022,000	5,714,559
7.250%, 06/01/2018	2,600,000	2,975,916
7.800%, 08/01/2031	1,425,000	1,596,392
8.050%, 10/15/2030	700,000	784,634
8.250%, 02/15/2016	400,000	443,876
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	211,484
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (S)	625,000	659,375
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,443,700
Era Group Inc
7.750%, 12/15/2022 (S)	1,645,000	1,677,900
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	4,520,000	4,666,900
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	525,000
8.000%, 09/01/2017	1,725,000	1,834,969
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	375,000	412,500
7.768%, 12/15/2037 (S)	4,285,000	4,531,388
9.625%, 06/01/2019 (S)	3,690,000	4,280,400
Northern Tier Energy LLC
7.125%, 11/15/2020 (S)	580,000	606,100
Oil States International, Inc.
5.125%, 01/15/2023 (S)	960,000	960,000
6.500%, 06/01/2019	4,145,000	4,435,150
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024 (H)	3,005,000	1,262,100
PHI, Inc.
8.625%, 10/15/2018	5,335,000	5,801,813
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	475,000	442,938
6.000%, 01/15/2019 (S)	3,500,000	3,430,000
6.875%, 04/15/2040 (S)	8,150,000	7,141,438
7.500%, 07/15/2038 (S)	3,200,000	2,848,000
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)	1,380,000	1,455,900
7.500%, 11/30/2016	11,320,000	12,508,600
7.500%, 11/30/2016 (S)	1,563,000	1,648,965
Teekay Corp.
8.500%, 01/15/2020	475,000	510,625

		92,560,947
Financials - 10.9%
Ally Financial, Inc.
5.500%, 02/15/2017	1,965,000	2,130,630
6.750%, 12/01/2014	725,000	779,375
8.000%, 03/15/2020 to 11/01/2031	3,750,000	4,699,438
8.300%, 02/12/2015	1,000,000	1,112,500
Aviation Capital Group Corp.
4.625%, 01/31/2018 (S)	195,000	198,061
6.750%, 04/06/2021 (S)	1,358,000	1,470,191
7.125%, 10/15/2020 (S)	885,000	990,181
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,574,000
CIT Group, Inc.
4.250%, 08/15/2017	800,000	828,000
4.750%, 02/15/2015 (S)	3,350,000	3,525,875

The accompanying notes are an integral part of the financial statements.
262

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc. (continued)
5.000%, 05/15/2017	$1,434,000	$1,525,418
5.250%, 04/01/2014 (S)	3,650,000	3,791,438
5.250%, 03/15/2018	600,000	645,000
5.375%, 05/15/2020	100,000	109,000
5.500%, 02/15/2019 (S)	1,425,000	1,549,688
DuPont Fabros Technology LP
8.500%, 12/15/2017	6,150,000	6,680,438
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,918,820
Hub International, Ltd.
8.125%, 10/15/2018 (S)	3,875,000	4,039,688
Inergy Midstream LP
6.000%, 12/15/2020 (S)	975,000	1,009,125
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	1,125,000	1,200,938
6.750%, 09/01/2016 (S)	1,250,000	1,412,500
7.125%, 09/01/2018 (S)	3,675,000	4,295,156
MPT Operating Partnership LP
6.375%, 02/15/2022	550,000	586,438
6.875%, 05/01/2021	2,325,000	2,508,094
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	679,250
5.875%, 03/15/2022 (S)	825,000	866,250
Nuveen Investments, Inc., Class A
5.500%, 09/15/2015	8,929,000	8,661,103
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024	225,000	239,063
6.750%, 10/15/2022	2,950,000	3,252,375
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)	3,685,000	3,643,544
Sabra Health Care LP
8.125%, 11/01/2018	2,665,000	2,878,200
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	500,000
5.750%, 09/15/2016	1,650,000	1,633,500
6.500%, 09/15/2017	1,200,000	1,158,000
6.900%, 12/15/2017	3,800,000	3,724,000

		76,815,277
Health Care - 4.5%
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,404,500
Community Health Systems, Inc.
5.125%, 08/15/2018	940,000	988,175
7.125%, 07/15/2020	1,050,000	1,131,375
DaVita, Inc.
5.750%, 08/15/2022	1,200,000	1,251,000
6.625%, 11/01/2020	1,675,000	1,825,750
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	795,638
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,471,500
6.500%, 09/15/2018 (S)	1,605,000	1,813,650
HCA, Inc.
4.750%, 05/01/2023	375,000	374,063
5.875%, 03/15/2022	125,000	134,688
6.500%, 02/15/2020	3,175,000	3,556,000
7.500%, 11/15/2095	1,000,000	882,500
8.500%, 04/15/2019	3,425,000	3,793,188
Health Management Associates, Inc.
6.125%, 04/15/2016	3,275,000	3,602,500
Healthsouth Corp.
5.750%, 11/01/2024	950,000	954,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Healthsouth Corp. (continued)
7.250%, 10/01/2018	$540,000	$583,200
7.750%, 09/15/2022	450,000	491,625
Hologic, Inc.
6.250%, 08/01/2020 (S)	3,115,000	3,286,325
Mylan, Inc.
7.625%, 07/15/2017 (S)	1,460,000	1,629,580
Tenet Healthcare Corp.
4.750%, 06/01/2020 (S)	1,400,000	1,412,250

		31,382,257
Industrials - 4.5%
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	2,650,000	2,855,375
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	376,250
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,075,000	1,158,313
Corrections Corp. of America
7.750%, 06/01/2017	1,900,000	2,000,938
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	907,719
7.250%, 12/01/2020	180,000	197,473
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,740,730
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)	3,388,000	3,709,860
Interface, Inc.
7.625%, 12/01/2018	225,000	243,281
Iron Mountain, Inc.
5.750%, 08/15/2024	350,000	349,125
8.000%, 06/15/2020	3,750,000	3,951,563
8.375%, 08/15/2021	25,000	27,438
RR Donnelley & Sons Company
7.875%, 03/15/2021	720,000	724,500
The Geo Group, Inc.
6.625%, 02/15/2021	1,525,000	1,675,594
7.750%, 10/15/2017	3,110,000	3,335,475
Titan International, Inc.
7.875%, 10/01/2017	450,000	482,625
TransDigm, Inc.
5.500%, 10/15/2020 (S)	370,000	384,800
7.750%, 12/15/2018	1,610,000	1,766,975
United Rentals North America, Inc.
5.750%, 07/15/2018	5,520,000	5,940,900

		31,828,934
Information Technology - 5.0%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	1,300,000	1,387,750
CDW LLC
12.535%, 10/12/2017	991,000	1,064,086
CyrusOne LP
6.375%, 11/15/2022 (S)	350,000	368,375
Equinix, Inc.
4.875%, 04/01/2020	220,000	223,300
5.375%, 04/01/2023	225,000	225,281
7.000%, 07/15/2021	75,000	82,313
8.125%, 03/01/2018	1,900,000	2,104,250
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	350,000	371,000
7.625%, 07/15/2017	1,700,000	1,829,625
7.875%, 07/15/2020	2,825,000	3,195,781

The accompanying notes are an integral part of the financial statements.
263

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
First Data Corp.
6.750%, 11/01/2020 (S)	$1,450,000	$1,488,063
7.375%, 06/15/2019 (S)	300,000	315,375
11.250%, 03/31/2016	5,785,000	5,719,919
NCR Corp.
4.625%, 02/15/2021 (S)	475,000	470,250
5.000%, 07/15/2022 (S)	3,730,000	3,711,350
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	1,255,000	1,270,688
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	455,813
7.000%, 11/01/2021	500,000	542,500
7.750%, 12/15/2018	2,675,000	2,919,094
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	984,375
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,640,000
6.625%, 11/01/2019 (S)	1,675,000	1,721,063
7.375%, 11/15/2018	2,930,000	3,146,088
7.625%, 11/15/2020	325,000	351,813

		35,588,152
Materials - 2.9%
Ashland, Inc.
3.875%, 04/15/2018 (S)	2,000,000	2,030,000
4.750%, 08/15/2022 (S)	2,140,000	2,177,450
Ball Corp.
5.000%, 03/15/2022	425,000	443,063
6.750%, 09/15/2020	510,000	562,275
7.375%, 09/01/2019	10,000	11,075
Celanese US Holdings LLC
4.625%, 11/15/2022	1,075,000	1,079,031
5.875%, 06/15/2021	345,000	376,913
6.625%, 10/15/2018	1,625,000	1,755,000
Crown Americas LLC
4.500%, 01/15/2023 (S)	775,000	757,563
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,187,500
Koppers, Inc.
7.875%, 12/01/2019	100,000	110,000
Novelis, Inc.
8.375%, 12/15/2017	700,000	764,750
8.750%, 12/15/2020	3,150,000	3,528,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,817,375
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,472,000
Tronox Finance LLC
6.375%, 08/15/2020 (S)	1,545,000	1,535,344

		20,607,339
Telecommunication Services - 11.1%
Cricket Communications, Inc.
7.750%, 05/15/2016	6,450,000	6,772,500
Crown Castle International Corp.
5.250%, 01/15/2023 (S)	3,449,000	3,535,225
7.125%, 11/01/2019	2,155,000	2,359,725
GCI, Inc.
6.750%, 06/01/2021	650,000	617,500
8.625%, 11/15/2019	5,650,000	5,974,875
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020	7,850,000	8,419,125
7.500%, 04/01/2021	1,050,000	1,136,625

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Luxembourg SA
11.250%, 02/04/2017	$840,000	$892,500
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017	750,000	797,813
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	3,245,000	3,395,081
7.875%, 09/01/2018	3,290,000	3,549,088
SBA Communications Corp.
5.625%, 10/01/2019 (S)	190,000	195,700
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	2,401,000	2,497,040
8.250%, 08/15/2019	133,000	146,965
Sprint Capital Corp.
6.875%, 11/15/2028	6,580,000	6,645,800
8.750%, 03/15/2032	11,705,000	13,753,375
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	450,000	558,000
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,478,960
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,146,750
tw telecom holdings, Inc.
5.375%, 10/01/2022	5,855,000	6,103,838
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	2,925,000	3,180,938

		78,157,423
Utilities - 4.4%
AmeriGas Finance LLC
6.750%, 05/20/2020	3,175,000	3,421,063
7.000%, 05/20/2022	1,110,000	1,198,800
AmeriGas Partners LP
6.500%, 05/20/2021	55,000	58,575
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	633,000
Calpine Corp.
7.250%, 10/15/2017 (S)	6,211,000	6,606,951
DPL, Inc.
6.500%, 10/15/2016	1,175,000	1,233,750
Ferrellgas LP
9.125%, 10/01/2017	4,100,000	4,407,500
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	100,000	106,500
7.250%, 04/01/2016 (S)	4,420,000	4,950,400
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,808,000
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	3,349,000	3,608,288
7.500%, 10/01/2018	1,767,000	1,908,360

		30,941,187

TOTAL CORPORATE BONDS (Cost $560,573,550)		$592,614,292

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
2.855%, 12/10/2033 (P)(S)	2,450,000	1,345,621

TOTAL CAPITAL PREFERRED SECURITIES (Cost $987,676) $		1,345,621

The accompanying notes are an integral part of the financial statements.
264

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.0%
Energy - 0.5%
Hornbeck Offshore Services, Inc. (1.625%
Steps down to 1.375% on 11/15/2013)
11/15/2026	$3,800,000	$4,004,440
Materials - 0.5%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	3,320,000	3,330,375

TOTAL CONVERTIBLE BONDS (Cost $6,436,498)		$7,334,815

TERM LOANS (M) - 11.9%
Consumer Discretionary - 5.7%
Advantage Sales & Marketing LLC
8.500%, 06/12/2018	514,286	519,429
Alliance Laundry Systems LLC
9.500%, 12/10/2019	830,288	844,818
Allison Transmission, Inc.
3.198%, 08/07/2017	1,217,407	1,220,071
4.250%, 08/23/2019	1,094,507	1,104,631
CCM Merger, Inc.
6.000%, 03/01/2017	3,318,310	3,343,197
CCO Holdings LLC
2.712%, 09/05/2014	4,900,000	4,897,374
Coinmach Service Corp.
3.210%, 11/20/2014	3,882,776	3,805,121
Crossmark Holdings, Inc.,
TBD-12/21/2020 (T)	120,000	120,000
Federal-Mogul Corp.
2.138%, 12/29/2014	2,459,505	2,290,414
2.139%, 12/28/2015	2,514,776	2,341,885
Focus Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,435,000
HHI Holdings LLC
6.003%, 10/03/2018	2,118,352	2,136,888
KAR Auction Services, Inc.
5.000%, 05/19/2017	1,777,444	1,792,255
Local TV Finance LLC
4.210%, 05/07/2015	5,852,997	5,896,894
Mission Broadcasting, Inc.
4.500%, 12/03/2019	621,094	628,858
Nexstar Broadcasting, Inc.
4.500%, 12/03/2019	1,469,127	1,476,472
Regal Cinemas Corp.
3.236%, 08/23/2017	196,000	196,858
The Goodyear Tire & Rubber Company
4.750%, 04/30/2019	2,250,000	2,269,220
United Surgical Partners International, Inc.
6.000%, 04/03/2019	1,538,394	1,542,882
Wash Multifamily Laundry System,
TBD-02/15/2019 (T)	2,645,000	2,664,838

		40,527,105
Consumer Staples - 0.3%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	1,954,029	1,954,029
Energy - 0.6%
Energy Transfer Equity LP
3.750%, 03/24/2017	775,000	777,261
Tallgrass Operations LLC
5.250%, 11/13/2018	3,396,499	3,438,956

		4,216,217
Financials - 1.4%
Capital Automotive LP
5.250%, 03/10/2017	3,488,106	3,504,092

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
HMSC Holdings, Corp.
2.454%, 04/03/2014	$380,808	$372,240
5.704%, 10/03/2014	2,650,000	2,385,000
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,400,000	3,419,125

		9,680,457
Industrials - 0.1%
Centaur Holdings LLC, TBD-02/15/2020 (T)	355,000	354,556
Information Technology - 0.4%
First Data Corp.
5.202%, 09/24/2018	2,675,052	2,675,052
Materials - 0.1%
Chemtura Corp.
5.500%, 08/27/2016	1,138,350	1,145,109
Telecommunication Services - 0.8%
Crown Castle Operating Company
4.000%, 01/31/2019	198,000	199,100
Level 3 Financing, Inc.
4.750%, 02/01/2016	4,588,500	4,632,091
NTELOS, Inc.
5.750%, 11/08/2019	1,246,875	1,217,782

		6,048,973
Utilities - 2.5%
Texas Competitive Electric Holdings
Company LLC
3.731%, 10/10/2014	24,304,267	17,542,480

TOTAL TERM LOANS (Cost $85,836,236)		$84,143,978

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $695,314)		$33,750

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)	840	15,120

		37,980
Financials - 0.1%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	955,440

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$993,420

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	13,060,145	13,060,145

TOTAL SHORT-TERM INVESTMENTS (Cost $13,060,145)		$13,060,145

Total Investments (U.S. High Yield Bond Fund)
(Cost $668,700,419) - 99.0%		$699,526,021
Other assets and liabilities, net - 1.0%		6,916,599

TOTAL NET ASSETS - 100.0%		$706,442,620

The accompanying notes are an integral part of the financial statements.
265

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.4%
Consumer Discretionary - 11.7%
Auto Components - 0.3%
Johnson Controls, Inc.	13,221	$416,065
Household Durables - 4.9%
Mohawk Industries, Inc. (I)	14,744	1,563,159
Newell Rubbermaid, Inc.	260,976	6,091,180

		7,654,339
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	43,150	3,294,071
Ascena Retail Group, Inc. (I)	93,090	1,562,981
Express, Inc. (I)	99,694	1,844,339
Staples, Inc.	258,291	3,404,275

		10,105,666

		18,176,070
Consumer Staples - 5.6%
Food & Staples Retailing - 1.1%
Sysco Corp.	56,196	1,807,263
Food Products - 3.3%
ConAgra Foods, Inc.	148,914	5,079,457
Personal Products - 1.2%
Avon Products, Inc.	93,859	1,834,943

		8,721,663
Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Murphy Oil Corp.	28,314	1,723,756
Newfield Exploration Company (I)	100,894	2,332,669
Pioneer Natural Resources Company	15,381	1,935,084
The Williams Companies, Inc.	98,306	3,412,201

		9,403,710

		9,403,710
Financials - 19.7%
Capital Markets - 3.5%
Northern Trust Corp.	72,376	3,848,232
Stifel Financial Corp. (I)	45,593	1,574,782

		5,423,014
Commercial Banks - 6.4%
BB&T Corp.	105,489	3,202,646
Comerica, Inc.	101,372	3,485,169
Wintrust Financial Corp.	89,608	3,270,692

		9,958,507
Insurance - 7.9%
ACE, Ltd.	52,835	4,511,581
Marsh & McLennan Companies, Inc.	120,485	4,474,813
Willis Group Holdings PLC	85,352	3,250,204

		12,236,598
Real Estate Investment Trusts - 1.9%
Weingarten Realty Investors	99,500	3,049,675

		30,667,794
Health Care - 8.2%
Health Care Equipment & Supplies - 1.6%
CareFusion Corp. (I)	77,026	2,521,831
Health Care Providers & Services - 5.5%
Brookdale Senior Living, Inc. (I)	117,713	3,258,296
HealthSouth Corp. (I)	156,196	3,767,448

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	27,136	$1,570,903

		8,596,647
Life Sciences Tools & Services - 1.1%
PerkinElmer, Inc.	48,309	1,650,719

		12,769,197
Industrials - 12.2%
Construction & Engineering - 1.8%
Foster Wheeler AG (I)	119,137	2,866,436
Electrical Equipment - 2.3%
The Babcock & Wilcox Company	129,505	3,499,225
Machinery - 5.0%
Ingersoll-Rand PLC	53,316	2,807,087
Snap-on, Inc.	62,441	5,012,139

		7,819,226
Road & Rail - 3.1%
Swift Transportation Company (I)	183,841	2,487,369
Werner Enterprises, Inc.	100,916	2,323,086

		4,810,455

		18,995,342
Information Technology - 11.8%
Communications Equipment - 1.2%
Juniper Networks, Inc. (I)	88,162	1,823,190
Computers & Peripherals - 1.4%
Diebold, Inc.	80,405	2,270,637
Electronic Equipment, Instruments & Components - 2.1%
Flextronics International, Ltd. (I)	489,521	3,255,315
IT Services - 3.0%
Fidelity National Information Services, Inc.	123,268	4,641,040
Office Electronics - 2.7%
Zebra Technologies Corp., Class A (I)	93,308	4,172,734
Software - 1.4%
BMC Software, Inc. (I)	55,330	2,217,073

		18,379,989
Materials - 8.1%
Chemicals - 2.2%
W.R. Grace & Company (I)	48,636	3,481,365
Containers & Packaging - 5.9%
Sealed Air Corp.	265,027	5,886,250
Sonoco Products Company	102,860	3,267,862

		9,154,112

		12,635,477
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
tw telecom, Inc. (I)	163,567	4,141,516
Utilities - 5.5%
Electric Utilities - 2.8%
Edison International	90,202	4,332,402
Multi-Utilities - 2.7%
CenterPoint Energy, Inc.	133,258	2,855,719
Wisconsin Energy Corp.	32,155	1,328,002

		4,183,721

		8,516,123

TOTAL COMMON STOCKS (Cost $100,949,390)		$142,406,881

The accompanying notes are an integral part of the financial statements.
266

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 2.4%
Financials - 1.0%
Health Care REIT, Inc., 6.500%	25,710	1,547,742
Health Care - 1.4%
HealthSouth Corp., 6.500%	1,870	2,146,994

TOTAL PREFERRED SECURITIES (Cost $3,037,185)		$3,694,736

CONVERTIBLE BONDS - 1.4%
Health Care - 1.4%
Brookdale Senior Living, Inc.,
2.750%, 6/15/2018	$1,814,000	$2,190,405

TOTAL CONVERTIBLE BONDS (Cost $1,677,903)		$2,190,405

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
State Street Institutional Liquid Reserves
Fund, 0.1361% (Y)	9,326,413	9,326,413

TOTAL SHORT-TERM INVESTMENTS (Cost $9,326,413)		$9,326,413

Total Investments (Value Fund) (Cost $114,990,891) - 101.2%		$157,618,435
Other assets and liabilities, net - (1.2%)		(1,914,481)

TOTAL NET ASSETS - 100.0%		$155,703,954

Footnotes
Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts

IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield on date of purchase.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of February 28, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of February 28, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.
267

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited)

Certain Funds had the following country concentration as a percentage of total net assets on 2-28-13:

Alpha Opportunities Fund
United States	83.8%
United Kingdom	2.2%
Canada	2.0%
Switzerland	1.9%
Japan	1.6%
China	1.3%
Netherlands	1.3%
France	1.0%
Ireland	0.8%
Hong Kong	0.7%
Other Countries	3.4%

Capital Appreciation Fund
United States	88.6%
Spain	2.0%
Denmark	1.9%
United Kingdom	1.8%
Ireland	1.6%
China	1.3%
Canada	1.3%
Singapore	0.8%
Italy	0.7%

Fundamental Value Fund
United States	80.7%
Switzerland	5.3%
Canada	5.3%
United Kingdom	3.5%
Hong Kong	2.9%
Netherlands	1.6%
Other Countries	0.7%

High Yield Fund
United States	74.4%
Luxembourg	6.3%
Netherlands	2.7%
Ireland	2.3%
United Kingdom	2.1%
France	1.9%
Australia	1.7%
Germany	1.3%
Brazil	1.0%
Venezuela	1.0%
Other Countries	5.3%

Mutual Shares Fund
United States	79.1%
United Kingdom	10.3%
Switzerland	2.8%
France	1.4%
Germany	1.4%
Denmark	1.1%
Israel	0.8%
Netherlands	0.6%
Canada	0.3%
South Korea	0.3%
Other Countries	1.9%

Spectrum Income Fund
United States	71.0%
United Kingdom	2.5%
Japan	2.1%
Germany	1.9%
Luxembourg	1.9%
Mexico	1.8%
Brazil	1.5%
Canada	1.5%
Turkey	1.4%
Netherlands	1.2%
Other Countries	13.2%

Total Return Fund
United States	80.4%
Italy	5.9%
Canada	2.6%
Mexico	2.3%
United Kingdom	1.9%
Cayman Islands	1.3%
France	1.1%
Spain	1.0%
Virgin Islands	0.6%
United Arab Emirates	0.4%
Other Countries	2.5%

Certain Funds had the following industry distribution as a percentage of total net assets on 2-28-13:

Global Real Estate Fund
Retail REITs	24.3%
Real Estate Management & Development	17.2%
Diversified REITs	12.2%
Specialized REITs	11.6%
Office REITs	11.0%
Residential REITs	10.0%
Real Estate Operating Companies	7.9%
Industrial REITs	2.6%
Real Estate Development	1.7%
Short-Term Investments & Other	1.5%

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — February 28, 2013 (Unaudited)

Certain Funds had the following sector distribution as a percentage of total net assets on 2-28-13:

Asia Total Return Bond Fund
Financials	38.5%
Foreign Government Obligations	34.2%
Energy	5.5%
Industrials	3.6%
Consumer Discretionary	3.4%
Consumer Staples	2.7%
Materials	2.3%
Utilities	2.2%
Telecommunication Services	0.4%
Information Technology	0.3%
Other	6.9%

Emerging Markets Debt Fund
Financials	20.8%
Telecommunication Services	12.4%
Industrials	10.8%
Energy	9.8%
Materials	9.3%
Utilities	9.2%
Consumer Discretionary	8.9%
Foreign Government Obligations	5.4%
Consumer Staples	4.7%
Short-Term Investments & Other	8.7%

Fundamental Global Franchise Fund
Consumer Staples	49.8%
Consumer Discretionary	19.3%
Information Technology	16.6%
Industrials	7.4%
Health Care	5.4%
Short-Term Investments & Other	1.5%

Global Bond Fund
Financials	31.0%
Foreign Government Obligations	19.4%
Collateralized Mortgage Obligations	16.1%
U.S. Government	13.7%
U.S. Government Agency	8.9%
Asset Backed Securities	2.2%
Municipal Bonds	1.1%
Consumer Discretionary	0.8%
Term Loans	0.7%
Information Technology	0.3%
Materials	0.3%
Consumer Staples	0.1%
Industrials	0.1%
Purchased Options	0.1%
Short-Term Investments & Other	5.2%

International Growth Opportunities Fund
Financials	20.9%
Consumer Discretionary	18.8%
Information Technology	18.4%
Industrials	16.1%
Materials	10.8%
Consumer Staples	5.6%
Health Care	4.5%
Energy	2.4%
Telecommunication Services	1.1%
Short-Term Investments & Other	1.4%

International Growth Stock Fund
Consumer Discretionary	22.9%
Information Technology	12.4%
Financials	12.0%
Industrials	10.4%
Consumer Staples	9.6%
Health Care	9.2%
Energy	8.4%
Materials	4.8%
Telecommunication Services	1.7%
Utilities	0.9%
Short-Term Investments & Other	7.7%

International Small Cap Fund
Consumer Discretionary	30.4%
Industrials	17.5%
Financials	13.2%
Information Technology	11.4%
Consumer Staples	6.5%
Energy	6.2%
Materials	4.4%
Health Care	2.1%
Utilities	1.0%
Investment Companies	1.0%
Short-Term Investments & Other	6.3%

International Small Company Fund
Industrials	24.6%
Consumer Discretionary	20.1%
Financials	14.2%
Materials	11.0%
Information Technology	9.0%
Consumer Staples	5.9%
Energy	5.7%
Health Care	5.4%
Utilities	1.9%
Telecommunication Services	1.6%
Short-Term Investments & Other	0.6%

International Value Fund
Financials	29.6%
Energy	13.6%
Industrials	11.6%
Health Care	10.7%
Information Technology	9.0%
Telecommunication Services	8.2%
Consumer Discretionary	5.6%
Materials	4.3%
Consumer Staples	3.7%
Utilities	0.1%
Short-Term Investments & Other	3.6%

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

				Alpha
	Active	All Cap	All Cap	Opportunities
Assets	Bond Fund	Core Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$1,874,139,958	$546,116,348	$801,694,746	$1,185,685,818
Investments in affiliated issuers, at value	2,825,296	48,675,896	42,695,127	175,585,557
Repurchase agreements, at value	13,284,000	—	10,887,000	61,500,000
Total investments, at value	1,890,249,254	594,792,244	855,276,873	1,422,771,375
Cash	907	—	975	98,834
Foreign currency, at value	26,332	—	—	15,873
Cash held at broker for futures contracts	132,000	643,666	—	—
Receivable for investments sold	11,590,143	—	6,845,773	18,479,460
Receivable for fund shares sold	82,560	—	—	—
Dividends and interest receivable	14,798,758	845,894	1,249,776	1,750,500
Receivable for securities lending income	3,793	29,142	17,174	129,206
Receivable for futures variation margin	8,750	46,630	—	—
Other assets	3,879	1,312	1,721	2,475
Total assets	1,916,896,376	596,358,888	863,392,292	1,443,247,723

Liabilities

Payable for investments purchased	9,090,678	—	7,017,246	22,706,756
Payable for delayed delivery securities purchased	180,850,345	—	—	—
Payable for fund shares repurchased	2,301,572	4,319,296	5,685,365	4,107,310
Payable upon return of securities loaned	2,824,686	48,677,302	42,702,125	175,593,272
Payable to affiliates
Accounting and legal services fees	40,081	13,542	19,308	31,094
Trustees’ fees	775	313	412	733
Other liabilities and accrued expenses	105,864	45,140	54,382	112,579
Total liabilities	195,214,001	53,055,593	55,478,838	202,551,744
Net assets	$1,721,682,375	$543,303,295	$807,913,454	$1,240,695,979

Net assets consist of

Paid-in capital	$1,624,764,633	$570,113,086	$650,622,197	$1,083,042,771
Undistributed net investment income (loss)	5,513,357	1,699,246	1,123,316	(460,927)
Accumulated undistributed net realized gain (loss) on investments	3,312,699	(112,907,293)	17,191,391	34,687,243
Net unrealized appreciation (depreciation) on investments	88,091,686	84,398,256	138,976,550	123,426,892
Net assets	$1,721,682,375	$543,303,295	$807,913,454	$1,240,695,979
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,799,329,047	$461,777,102	$673,615,483	$1,123,762,525
Investments in affiliated issuers, at cost	$2,824,637	$48,663,516	$42,684,840	$175,577,509
Foreign currency, at cost	$31,891	—	—	$15,873
Securities loaned, unaffiliated issuers, at value	$2,737,015	$47,631,105	$41,865,167	$169,077,677

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$75,588,963	—	$103,410,313	—
Shares outstanding	7,172,259	—	8,418,293	—
Net asset value, offering price and redemption price per share	$10.54	—	$12.28	—

Class NAV
Net assets	$1,646,093,412	$543,303,295	$704,503,141	$1,240,695,979
Shares outstanding	156,310,418	50,733,326	57,674,119	108,494,063
Net asset value, offering price and redemption price per share	$10.53	$10.71	$12.22	$11.44

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Asia		Capital	Capital
	Total Return	Blue Chip	Appreciation	Appreciation
Assets	Bond Fund	Growth Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$377,719,287	$2,225,570,805	$1,861,633,722	$2,031,212,482
Repurchase agreements, at value	—	—	—	4,487,157
Total investments, at value	377,719,287	2,225,570,805	1,861,633,722	2,035,699,639
Cash	21,997,349	—	—	—
Foreign currency, at value	1,292,751	—	—	1,316,504
Receivable for investments sold	—	13,628,249	4,172,582	31,154,612
Receivable for forward foreign currency exchange contracts	228,844	—	—	—
Receivable for fund shares sold	—	—	66,733	—
Dividends and interest receivable	4,784,231	1,644,644	1,404,579	4,988,858
Receivable for securities lending income	—	9,015	9,999	4,193
Receivable due from advisor	232	—	—	—
Other assets	15,117	5,376	4,515	4,208
Total assets	406,037,811	2,240,858,089	1,867,292,130	2,073,168,014

Liabilities

Payable for investments purchased	—	7,986,295	11,244,728	26,197,520
Payable for forward foreign currency exchange contracts	38,083	—	—	—
Payable for fund shares repurchased	—	2,574,587	1,954,857	1,766,306
Written options, at value	—	—	—	3,735,777
Payable to affiliates
Accounting and legal services fees	6,294	53,864	44,433	45,114
Trustees’ fees	535	1,193	980	849
Other liabilities and accrued expenses	68,817	108,485	105,639	103,541
Total liabilities	113,729	10,724,424	13,350,637	31,849,107
Net assets	$405,924,082	$2,230,133,665	$1,853,941,493	$2,041,318,907

Net assets consist of

Paid-in capital	$407,015,407	$1,507,958,162	$1,316,110,156	$1,774,479,326
Undistributed net investment income (loss)	866,964	50,861	286,597	3,484,431
Accumulated undistributed net realized gain (loss) on investments	1,457,847	(174,836,575)	(37,832,841)	44,369,736
Net unrealized appreciation (depreciation) on investments	(3,416,136)	896,961,217	575,377,581	218,985,414
Net assets	$405,924,082	$2,230,133,665	$1,853,941,493	$2,041,318,907
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$381,298,902	$1,328,609,585	$1,286,252,348	$1,815,532,821
Foreign currency, at cost	$1,293,495	—	—	$1,337,307
Premiums received on written options	—	—	—	$2,577,353

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$637,017,858	$428,667,082	—
Shares outstanding	—	24,708,762	31,757,512	—
Net asset value, offering price and redemption price per share	—	$25.78	$13.50	—

Class NAV
Net assets	$405,924,082	$1,593,115,807	$1,425,274,411	$2,041,318,907
Shares outstanding	40,768,938	61,851,309	105,518,900	176,300,725
Net asset value, offering price and redemption price per share	$9.96	$25.76	$13.51	$11.58

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

		Core
		Diversified	Core
		Growth &	Fundamental	Core Global
	Core	Income	Holdings	Diversification
Assets	Bond Fund	Portfolio	Portfolio	Portfolio

Investments in unaffiliated issuers, at value	$776,682,429	$21,737,253	$9,427,244	$25,487,546
Investments in affiliated issuers, at value	—	14,490,585	6,284,834	10,153,931
Total investments, at value	776,682,429	36,227,838	15,712,078	35,641,477
Cash	—	767	2,691	10,947
Receivable for investments sold	7,415,878	—	102,228	134,720
Receivable for delayed delivery securities sold	172,245,053	—	—	—
Receivable for fund shares sold	90,695	10,664	—	—
Dividends and interest receivable	2,545,593	8,868	4,665	11,204
Receivable for securities lending income	1,298	—	—	—
Receivable due from advisor	—	—	—	322
Other assets	1,496	66	34	64
Total assets	958,982,442	36,248,203	15,821,696	35,798,734

Liabilities

Payable for investments purchased	20,756,152	16,124	3,219	19,742
Payable for delayed delivery securities purchased	257,088,839	—	—	—
Payable for fund shares repurchased	576,385	—	102,188	143,491
Payable to affiliates
Accounting and legal services fees	16,584	836	368	834
Trustees’ fees	334	18	8	18
Investment management fees	—	148	154	—
Other liabilities and accrued expenses	65,203	18,513	18,532	18,543
Total liabilities	278,503,497	35,639	124,469	182,628
Net assets	$680,478,945	$36,212,564	$15,697,227	$35,616,106

Net assets consist of

Paid-in capital	$668,947,856	$31,079,054	$13,491,029	$32,171,211
Undistributed net investment income (loss)	362,819	11,682	8,155	15,125
Accumulated undistributed net realized gain (loss) on investments	3,648,989	(3,430)	1,480	229,595
Net unrealized appreciation (depreciation) on investments	7,519,281	5,125,258	2,196,563	3,200,175
Net assets	$680,478,945	$36,212,564	$15,697,227	$35,616,106
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$769,163,148	$17,604,598	$7,606,153	$22,792,366
Investments in affiliated issuers, at cost	—	$13,497,982	$5,909,362	$9,648,936

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$85,071,166	$36,212,564	$15,697,227	$35,616,106
Shares outstanding	6,470,925	3,585,576	1,584,988	3,655,243
Net asset value, offering price and redemption price per share	$13.15	$10.10	$9.90	$9.74

Class NAV
Net assets	$595,407,779	—	—	—
Shares outstanding	45,346,983	—	—	—
Net asset value, offering price and redemption price per share	$13.13	—	—	—

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

			Fundamental
	Emerging		Global
	Markets	Equity-Income	Franchise	Fundamental
Assets	Debt Fund	Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$14,574,967	$1,602,614,124	$400,430,078	$1,084,173,140
Investments in affiliated issuers, at value	—	173,674,729	—	110,724
Repurchase agreements, at value	1,476,000	—	5,852,000	—
Total investments, at value	16,050,967	1,776,288,853	406,282,078	1,084,283,864
Cash	39	—	69	706
Foreign currency, at value	7,428	96,248	—	—
Receivable for investments sold	623,250	1,762,147	—	1,814,175
Receivable for fund shares sold	—	—	—	18,989
Dividends and interest receivable	267,997	5,949,917	995,388	1,406,289
Receivable for securities lending income	—	69,734	—	5,554
Receivable due from advisor	7,309	—	—	—
Other assets	40	3,445	9,405	2,020
Total assets	16,957,030	1,784,170,344	407,286,940	1,087,531,597

Liabilities

Payable for investments purchased	885,847	543,133	—	2,393,357
Payable for fund shares repurchased	—	7,431,356	441,250	1,071,004
Payable upon return of securities loaned	—	173,649,322	—	118,450
Distributions payable	68,421	—	—	—
Payable to affiliates
Accounting and legal services fees	379	37,838	9,770	28,350
Transfer agent fees	4,820	—	57	—
Trustees’ fees	8	831	116	672
Other liabilities and accrued expenses	38,339	82,328	82,713	121,461
Total liabilities	997,814	181,744,808	533,906	3,733,294
Net assets	$15,959,216	$1,602,425,536	$406,753,034	$1,083,798,303

Net assets consist of

Paid-in capital	$14,990,987	$1,376,530,183	$353,883,349	$985,450,301
Undistributed net investment income (loss)	(83,677)	17,046,337	945,282	1,555,690
Accumulated undistributed net realized gain (loss) on investments	370,990	(97,504,716)	2,385,428	(248,330,401)
Net unrealized appreciation (depreciation) on investments	680,916	306,353,732	49,538,975	345,122,713
Net assets	$15,959,216	$1,602,425,536	$406,753,034	$1,083,798,303
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$15,370,446	$1,296,256,431	$356,739,083	$739,041,220
Investments in affiliated issuers, at cost	—	$173,676,107	—	$110,676
Foreign currency, at cost	$7,215	$98,493	—	—
Securities loaned, unaffiliated issuers, at value	—	$169,971,957	—	$40,027

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	$12,766,989	—	$115,515	—
Shares outstanding	1,200,000	—	10,000	—
Net asset value and redemption price per share	$10.64	—	$11.55	—

Class I
Net assets	$3,192,227	—	$115,567	—
Shares outstanding	300,000	—	10,000	—
Net asset value, offering price and redemption price per share	$10.64	—	$11.56	—

Class 1
Net assets	—	$310,911,423	—	—
Shares outstanding	—	18,159,718	—	—
Net asset value, offering price and redemption price per share	—	$17.12	—	—

Class NAV
Net assets	—	$1,291,514,113	$406,521,952	$1,083,798,303
Shares outstanding	—	75,496,696	35,156,046	63,143,844
Net asset value, offering price and redemption price per share	—	$17.11	$11.56	$17.16

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95.5%)[2]	$11.14	—	—	—
Class A (net asset value per share ÷ 95%)[3]	—	—	$12.16	—

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Global	Global Real	Health	Heritage
Assets	Bond Fund	Estate Fund	Sciences Fund	Fund

Investments in unaffiliated issuers, at value	$731,875,648	$522,696,981	$512,191,008	$140,556,901
Investments in affiliated issuers, at value	—	9,889,343	—	—
Repurchase agreements, at value	17,920,000	2,976,000	—	—
Total investments, at value	749,795,648	535,562,324	512,191,008	140,556,901
Cash	17,869	818	—	—
Foreign currency, at value	3,217,017	3,901,541	37,370	—
Cash held at broker for futures contracts	10,000	—	—	—
Receivable for investments sold	21,593,573	12,897,450	1,065,286	1,444,313
Receivable for delayed delivery securities sold	8,611,563	—	—	—
Receivable for forward foreign currency exchange contracts	8,866,714	—	—	18,740
Dividends and interest receivable	4,959,595	884,009	190,504	70,855
Receivable for securities lending income	—	2,892	—	1,537
Swap contracts, at value	6,231,139	—	—	—
Receivable for futures variation margin	459,129	—	—	—
Other assets	350,421	1,202	1,060	304
Total assets	804,112,668	553,250,236	513,485,228	142,092,650

Liabilities

Payable for collateral held by Portfolio	7,885,000	—	—	—
Payable for foreign currency collateral for swap contracts	369,067	—	—	—
Foreign capital gains tax payable	—	—	20,593	—
Payable for investments purchased	1,822,517	11,644,778	282,164	687,408
Payable for delayed delivery securities purchased	40,240,469	—	—	—
Payable for forward foreign currency exchange contracts	8,127,098	—	—	3,082
Payable for fund shares repurchased	898,714	1,203,063	1,879,792	1,045,941
Payable upon return of securities loaned	—	9,888,552	—	—
Written options, at value	4,145,534	—	2,670,965	—
Swap contracts, at value	452,601	—	—	—
Payable to affiliates
Accounting and legal services fees	19,023	12,552	11,140	3,600
Trustees’ fees	400	268	186	90
Other liabilities and accrued expenses	268,843	133,164	71,218	30,991
Total liabilities	64,229,266	22,882,377	4,936,058	1,771,112
Net assets	$739,883,402	$530,367,859	$508,549,170	$140,321,538

Net assets consist of

Paid-in capital	$757,240,780	$668,477,094	$363,583,353	$98,109,941
Undistributed net investment income (loss)	4,812,866	(21,950,033)	(1,737,856)	10,215
Accumulated undistributed net realized gain (loss) on investments	(35,688,856)	(237,804,360)	17,433,293	2,861,377
Net unrealized appreciation (depreciation) on investments	13,518,612	121,645,158	129,270,380	39,340,005
Net assets	$739,883,402	$530,367,859	$508,549,170	$140,321,538
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$743,393,897	$404,010,442	$383,065,960	$101,232,554
Investments in affiliated issuers, at cost	—	$9,885,125	—	—
Foreign currency, at cost	$3,232,942	$3,903,763	$37,982	—
Foreign currency collateral for swap contracts, at cost	($369,067)	—	—	—
Premiums received on written options	$4,235,760	—	$2,838,718	—
Net unamortized upfront payment on swaps	$552,394	—	—	—
Securities loaned, unaffiliated issuers, at value	—	$9,663,567	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$87,407,689	—	—	—
Shares outstanding	7,035,474	—	—	—
Net asset value, offering price and redemption price per share	$12.42	—	—	—

Class NAV
Net assets	$652,475,713	$530,367,859	$508,549,170	$140,321,538
Shares outstanding	52,627,870	62,123,172	34,426,431	18,528,273
Net asset value, offering price and redemption price per share	$12.40	$8.54	$14.77	$7.57

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

			International
			Growth	International
	High Income	High Yield	Opportunities	Growth Stock
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$398,372,902	$990,441,783	$559,376,726	$542,563,442
Investments in affiliated issuers, at value	17,276,360	23,286,570	—	—
Repurchase agreements, at value	19,265,000	4,893,000	—	—
Total investments, at value	434,914,262	1,018,621,353	559,376,726	542,563,442
Cash	756	831	—	—
Foreign currency, at value	1,205,510	1,282,321	926,186	365,036
Cash held at broker for futures contracts	—	50,003	—	—
Cash held at broker for swap contracts	—	2,720,000	—	—
Receivable for investments sold	639,412	10,107,424	2,049,395	—
Receivable for forward foreign currency exchange contracts	313,628	1,731,636	—	—
Receivable for fund shares sold	—	—	—	3,088
Dividends and interest receivable	6,664,312	18,737,632	316,969	915,792
Receivable for securities lending income	—	12,670	—	—
Other assets	1,039	2,244	13,657	1,165
Total assets	443,738,919	1,053,266,114	562,682,933	543,848,523

Liabilities

Payable for investments purchased	8,231,292	4,206,945	799,328	3,258,810
Payable for forward foreign currency exchange contracts	—	58,576	—	—
Payable for fund shares repurchased	599,100	1,630,702	—	—
Payable upon return of securities loaned	—	23,284,363	—	—
Written options, at value	—	265,378	—	—
Swap contracts, at value	—	3,353,128	—	—
Payable for futures variation margin	—	2,263	—	—
Payable to affiliates
Accounting and legal services fees	10,060	24,830	13,554	12,093
Trustees’ fees	207	506	416	204
Other liabilities and accrued expenses	59,366	100,219	259,743	191,329
Total liabilities	8,900,025	32,926,910	1,073,041	3,462,436
Net assets	$434,838,894	$1,020,339,204	$561,609,892	$540,386,087

Net assets consist of

Paid-in capital	$479,014,206	$1,263,270,073	$481,235,700	$488,043,335
Undistributed net investment income (loss)	5,551,716	15,729,296	(574,913)	52,806
Accumulated undistributed net realized gain (loss) on investments	(58,900,936)	(295,311,673)	1,270,386	(18,514,139)
Net unrealized appreciation (depreciation) on investments	9,173,908	36,651,508	79,678,719	70,804,085
Net assets	$434,838,894	$1,020,339,204	$561,609,892	$540,386,087
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$407,150,240	$957,543,944	$479,697,312	$471,747,726
Investments in affiliated issuers, at cost	$18,888,107	$23,286,630	—	—
Foreign currency, at cost	$1,214,120	$1,312,211	$927,273	$366,783
Premiums received on written options	—	$627,848	—	—
Net unamortized upfront payment on swaps	—	($234,379)	—	—
Securities loaned, unaffiliated issuers, at value	—	$22,411,979	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$411,636,858	—	—
Shares outstanding	—	43,183,087	—	—
Net asset value, offering price and redemption price per share	—	$9.53	—	—

Class NAV
Net assets	$434,838,894	$608,702,346	$561,609,892	$540,386,087
Shares outstanding	53,047,671	64,388,175	48,094,289	45,916,809
Net asset value, offering price and redemption price per share	$8.20	$9.45	$11.68	$11.77

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	International	International		Investment
	Small Cap	Small Company	International	Quality
Assets	Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$390,042,344	$283,064,120	$1,480,711,108	$456,053,976
Investments in affiliated issuers, at value	—	—	17,972,873	—
Repurchase agreements, at value	—	—	—	27,700,000
Total investments, at value	390,042,344	283,064,120	1,498,683,981	483,753,976
Cash	109,706	—	376,774	49,485
Foreign currency, at value	6,240,154	1,511,726	—	24,516
Receivable for investments sold	582,514	108,419	18,536,967	601,568
Receivable for forward foreign currency exchange contracts	—	—	—	74,922
Receivable for fund shares sold	—	—	61,647	—
Dividends and interest receivable	840,459	330,990	2,962,231	3,596,658
Receivable for securities lending income	18,889	15,722	32,165	—
Swap contracts, at value	—	—	—	6,114,144
Receivable for futures variation margin	—	—	—	8,752
Other assets	865	666	3,545	1,015
Total assets	397,834,931	285,031,643	1,520,657,310	494,225,036

Liabilities

Payable for collateral held by Portfolio	—	—	—	3,230,000
Foreign capital gains tax payable	—	—	125,427	—
Payable for investments purchased	451,601	82,007	7,307,339	5,179,281
Payable for forward foreign currency exchange contracts	—	—	—	94,886
Payable for fund shares repurchased	235,589	—	360,235	727,320
Payable upon return of securities loaned	—	—	17,946,963	—
Swap contracts, at value	—	—	—	3,616,775
Payable to affiliates
Accounting and legal services fees	8,978	6,377	35,632	11,972
Trustees’ fees	188	128	722	243
Other liabilities and accrued expenses	144,860	84,021	445,159	68,450
Total liabilities	841,216	172,533	26,221,477	12,928,927
Net assets	$396,993,715	$284,859,110	$1,494,435,833	$481,296,109

Net assets consist of

Paid-in capital	$386,155,929	$398,049,925	$1,644,217,503	$458,749,744
Undistributed net investment income (loss)	(1,242,685)	(1,717,453)	38,478	1,420,352
Accumulated undistributed net realized gain (loss) on investments	(73,602,203)	(126,797,972)	(241,837,335)	(133,689)
Net unrealized appreciation (depreciation) on investments	85,682,674	15,324,610	92,017,187	21,259,702
Net assets	$396,993,715	$284,859,110	$1,494,435,833	$481,296,109
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$304,185,446	$267,705,769	$1,388,472,192	$461,377,815
Investments in affiliated issuers, at cost	—	—	$17,968,518	—
Foreign currency, at cost	$6,405,204	$1,536,109	—	$24,516
Net unamortized upfront payment on swaps	—	—	—	$3,569,910
Securities loaned, unaffiliated issuers, at value	—	—	$17,145,825	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$113,240,736	—	$243,996,780	$81,722,103
Shares outstanding	6,876,201	—	16,871,632	6,354,842
Net asset value, offering price and redemption price per share	$16.47	—	$14.46	$12.86

Class NAV
Net assets	$283,752,979	$284,859,110	$1,250,439,053	$399,574,006
Shares outstanding	17,235,746	32,906,076	86,709,957	31,110,514
Net asset value, offering price and redemption price per share	$16.46	$8.66	$14.42	$12.84

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Mid Cap Growth	Mid Cap	Mid Cap Value	Mid Cap Value
Assets	Index Fund	Stock Fund	Equity Fund	Index Fund

Investments in unaffiliated issuers, at value	$40,669,369	$987,367,089	$78,645,558	$37,240,412
Investments in affiliated issuers, at value	5,815,555	5,112,030	7,409,363	4,387,825
Repurchase agreements, at value	—	65,100,000	—	—
Total investments, at value	46,484,924	1,057,579,119	86,054,921	41,628,237
Cash	—	59,254	67,195	—
Receivable for investments sold	134,968	16,256,925	449,579	133,278
Dividends and interest receivable	18,393	376,545	118,884	59,466
Receivable for securities lending income	601	180,034	2,012	989
Other assets	78	2,447	138	82
Total assets	46,638,964	1,074,454,324	86,692,729	41,822,052

Liabilities

Payable for investments purchased	555,778	27,809,940	572,718	188,409
Payable for fund shares repurchased	48,442	2,538,952	691,530	259,919
Payable upon return of securities loaned	5,814,440	5,081,788	7,406,350	4,386,577
Payable for futures variation margin	2,141	—	—	880
Payable to affiliates
Accounting and legal services fees	918	24,358	2,301	839
Trustees’ fees	33	521	56	31
Investment management fees	401	—	—	376
Other liabilities and accrued expenses	25,918	74,053	28,622	25,916
Total liabilities	6,448,071	35,529,612	8,701,577	4,862,947
Net assets	$40,190,893	$1,038,924,712	$77,991,152	$36,959,105

Net assets consist of

Paid-in capital	$30,878,608	$820,596,599	$49,105,044	$29,216,840
Undistributed net investment income (loss)	(31,694)	(488,560)	98,948	77,368
Accumulated undistributed net realized gain (loss) on investments	(700,337)	45,915,368	5,587,214	349,391
Net unrealized appreciation (depreciation) on investments	10,044,316	172,901,305	23,199,946	7,315,506
Net assets	$40,190,893	$1,038,924,712	$77,991,152	$36,959,105
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$30,637,810	$879,567,277	$55,448,377	$29,935,803
Investments in affiliated issuers, at cost	$5,815,428	$5,107,901	$7,406,598	$4,387,388
Securities loaned, unaffiliated issuers, at value	$5,672,074	$4,851,459	$7,218,695	$4,290,506

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$40,190,893	$309,914,982	—	$36,959,105
Shares outstanding	3,014,157	16,514,226	—	3,004,976
Net asset value, offering price and redemption price per share	$13.33	$18.77	—	$12.30

Class NAV
Net assets	—	$729,009,730	$77,991,152	—
Shares outstanding	—	38,694,691	9,062,408	—
Net asset value, offering price and redemption price per share	—	$18.84	$8.61	—

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Mid Value	Mutual Shares	Real Estate	Real Estate
Assets	Fund	Fund	Equity Fund	Securities Fund

Investments in unaffiliated issuers, at value	$631,193,543	$361,001,363	$219,763,854	$553,776,831
Investments in affiliated issuers, at value	—	5,800,385	19,146,883	62,558,134
Repurchase agreements, at value	—	12,000,000	—	4,888,000
Total investments, at value	631,193,543	378,801,748	238,910,737	621,222,965
Cash	—	871,533	—	838
Foreign currency, at value	43,024	1,455,679	—	—
Receivable for investments sold	9,140,688	7,192,458	—	15,960,840
Receivable for forward foreign currency exchange contracts	—	1,063,890	—	—
Dividends and interest receivable	894,188	799,884	223,455	189,481
Receivable for securities lending income	10,987	1,006	2,124	8,159
Other assets	1,448	761	481	1,106
Total assets	641,283,878	390,186,959	239,136,797	637,383,389

Liabilities

Payable for investments purchased	1,772,451	232,926	—	13,378,775
Payable for forward foreign currency exchange contracts	—	61,007	—	—
Payable for fund shares repurchased	3,664,125	101,582	—	362,328
Payable upon return of securities loaned	—	5,800,033	19,162,161	62,591,596
Payable to affiliates
Accounting and legal services fees	14,218	9,627	5,088	12,887
Trustees’ fees	290	218	106	278
Other liabilities and accrued expenses	47,874	78,551	30,468	45,755
Total liabilities	5,498,958	6,283,944	19,197,823	76,391,619
Net assets	$635,784,920	$383,903,015	$219,938,974	$560,991,770

Net assets consist of

Paid-in capital	$512,966,518	$325,486,423	$155,218,715	$441,125,221
Undistributed net investment income (loss)	(1,055,809)	2,925,951	663,912	3,633,890
Accumulated undistributed net realized gain (loss) on investments	6,445,557	1,529,658	(43,899,952)	9,846,523
Net unrealized appreciation (depreciation) on investments	117,428,654	53,960,983	107,956,299	106,386,136
Net assets	$635,784,920	$383,903,015	$219,938,974	$560,991,770
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$513,763,918	$320,019,091	$111,817,012	$452,287,739
Investments in affiliated issuers, at cost	—	$5,800,428	$19,137,426	$62,549,090
Foreign currency, at cost	$43,985	$1,479,255	—	—
Securities loaned, unaffiliated issuers, at value	—	$5,675,382	$18,753,264	$61,131,377

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$560,991,770
Shares outstanding	—	—	—	39,575,740
Net asset value, offering price and redemption price per share	—	—	—	$14.18

Class NAV
Net assets	$635,784,920	$383,903,015	$219,938,974	—
Shares outstanding	45,633,715	31,223,402	22,506,286	—
Net asset value, offering price and redemption price per share	$13.93	$12.30	$9.77	—

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

				Short Term
	Real Return	Redwood	Science &	Government
Assets	Bond Fund	Fund	Technology Fund	Income Fund

Investments in unaffiliated issuers, at value	$805,213,037	$378,206,940	$201,455,508	$222,594,094
Repurchase agreements, at value	1,720,000	189,587,000	14,316,000	4,674,000
Total investments, at value	806,933,037	567,793,940	215,771,508	227,268,094
Cash	62,216	9	635	423
Foreign currency, at value	153,047	—	—	—
Cash held at broker for futures contracts	—	—	—	156,750
Cash collateral for swap contracts	9,000	—	—	—
Receivable for investments sold	3,099,083	—	2,270,999	—
Receivable for forward foreign currency exchange contracts	3,133,513	—	—	—
Receivable for fund shares sold	—	212,372	—	—
Dividends and interest receivable	2,362,368	319,927	171,345	1,139,416
Swap contracts, at value	1,133,038	—	—	—
Receivable for futures variation margin	5,304	—	—	—
Other assets	1,740	963	2,552	469
Total assets	816,892,346	568,327,211	218,217,039	228,565,152

Liabilities

Payable for collateral held by Portfolio	2,828,158	—	—	—
Payable for investments purchased	—	—	5,157,693	—
Payable for delayed delivery securities purchased	—	—	—	2,329,418
Payable for forward foreign currency exchange contracts	802,052	—	—	—
Payable for sale-buybacks	94,831,418	—	—	—
Payable for fund shares repurchased	774,378	—	—	498,896
Written options, at value	802,907	81,479,648	—	—
Payable for futures variation margin	—	—	—	11,875
Swap contracts, at value	1,093,760	—	—	—
Payable to affiliates
Accounting and legal services fees	17,430	11,155	1,094	5,354
Trustees’ fees	357	190	26	99
Investment management fees	—	—	—	68
Other liabilities and accrued expenses	86,170	53,686	9,891	47,327
Total liabilities	101,236,630	81,544,679	5,168,704	2,893,037
Net assets	$715,655,716	$486,782,532	$213,048,335	$225,672,115

Net assets consist of

Paid-in capital	$683,169,171	$456,274,111	$216,644,219	$226,460,891
Undistributed net investment income (loss)	(2,685,220)	(337,517)	86,801	(476,867)
Accumulated undistributed net realized gain (loss) on investments	(3,745,486)	(8,755,876)	(420,183)	(2,512,700)
Net unrealized appreciation (depreciation) on investments	38,917,251	39,601,814	(3,262,502)	2,200,791
Net assets	$715,655,716	$486,782,532	$213,048,335	$225,672,115
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$770,342,362	$531,275,570	$219,033,832	$225,056,373
Foreign currency, at cost	$152,756	—	—	—
Premiums received on written options	$1,601,420	$84,563,092	—	—
Net unamortized upfront payment on swaps	$906,308	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$163,569,262	—	—	—
Shares outstanding	12,844,488	—	—	—
Net asset value, offering price and redemption price per share	$12.73	—	—	—

Class NAV
Net assets	$552,086,454	$486,782,532	$213,048,335	$225,672,115
Shares outstanding	43,874,345	44,550,140	21,670,886	22,572,037
Net asset value, offering price and redemption price per share	$12.58	$10.93	$9.83	$10.00

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

		Small Cap
	Small Cap	Opportunities	Small Cap	Small Company
Assets	Growth Fund	Fund	Value Fund	Growth Fund

Investments in unaffiliated issuers, at value	$143,843,877	$166,218,833	$133,489,295	$113,245,735
Investments in affiliated issuers, at value	219,357	38,218,662	12,542,117	—
Repurchase agreements, at value	2,800,000	—	3,700,000	—
Total investments, at value	146,863,234	204,437,495	149,731,412	113,245,735
Cash	15,905	—	95,141	—
Receivable for investments sold	1,945,841	92,373	467,645	—
Dividends and interest receivable	29,847	116,932	125,164	53,733
Receivable for securities lending income	22,867	7,604	1,563	2,704
Other assets	276	347	269	269
Total assets	148,877,970	204,654,751	150,421,194	113,302,441

Liabilities

Payable for investments purchased	733,163	128,307	239,878	—
Payable for fund shares repurchased	266,575	646,913	1,107,727	1,028,568
Payable upon return of securities loaned	217,300	38,218,686	12,537,943	—
Payable to affiliates
Accounting and legal services fees	3,609	3,844	3,419	2,700
Trustees’ fees	82	88	78	60
Other liabilities and accrued expenses	32,363	39,014	32,525	27,984
Total liabilities	1,253,092	39,036,852	13,921,570	1,059,312
Net assets	$147,624,878	$165,617,899	$136,499,624	$112,243,129

Net assets consist of

Paid-in capital	$118,288,524	$115,072,529	$85,283,835	$74,775,412
Undistributed net investment income (loss)	(543,935)	116,396	39,604	(236,633)
Accumulated undistributed net realized gain (loss) on investments	4,146,355	4,001,468	4,815,443	1,715,558
Net unrealized appreciation (depreciation) on investments	25,733,934	46,427,506	46,360,742	35,988,792
Net assets	$147,624,878	$165,617,899	$136,499,624	$112,243,129
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$120,910,074	$119,800,343	$90,830,211	$77,256,943
Investments in affiliated issuers, at cost	$219,226	$38,209,646	$12,540,459	—
Securities loaned, unaffiliated issuers, at value	$208,690	$37,270,685	$12,232,569	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$58,687,240	—	—
Shares outstanding	—	2,273,664	—	—
Net asset value, offering price and redemption price per share	—	$25.81	—	—

Class NAV
Net assets	$147,624,878	$106,930,659	$136,499,624	$112,243,129
Shares outstanding	16,761,569	4,161,032	7,973,373	6,845,497
Net asset value, offering price and redemption price per share	$8.81	$25.70	$17.12	$16.40

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Small Company	Smaller Company	Spectrum	Strategic Equity
Assets	Value Fund	Growth Fund	Income Fund	Allocation Fund

Investments in unaffiliated issuers, at value	$347,405,033	$106,824,485	$1,050,530,937	$3,788,401,955
Investments in affiliated issuers, at value	65,159,351	23,606	—	357,529,837
Repurchase agreements, at value	—	2,592,000	2,261,000	136,549,000
Total investments, at value	412,564,384	109,440,091	1,052,791,937	4,282,480,792
Cash	—	1,502	218	2,270
Foreign currency, at value	—	—	40,460	1,349,715
Cash held at broker for futures contracts	—	234,250	—	12,700,000
Receivable for investments sold	262,159	1,115,516	6,877,390	253,208
Receivable for delayed delivery securities sold	—	—	2,975,388	—
Receivable for forward foreign currency exchange contracts	—	—	865,119	—
Receivable for fund shares sold	—	—	—	1,097,432
Dividends and interest receivable	192,618	35,534	9,851,075	8,404,792
Receivable for securities lending income	15,261	13,120	1,589	108,938
Swap contracts, at value	—	—	1,489	—
Receivable for futures variation margin	—	1,062	—	—
Other assets	828	208	2,504	12,376
Total assets	413,035,250	110,841,283	1,073,407,169	4,306,409,523

Liabilities

Payable for investments purchased	301,312	1,112,811	11,038,998	833,775
Payable for delayed delivery securities purchased	—	—	6,546,042	—
Payable for forward foreign currency exchange contracts	—	—	755,236	—
Payable for fund shares repurchased	1,756,589	20,854	1,488,378	—
Payable upon return of securities loaned	65,148,827	21,978	—	357,538,342
Swap contracts, at value	—	—	16,515	—
Payable for futures variation margin	—	—	15,857	257,571
Payable to affiliates
Accounting and legal services fees	8,234	2,672	25,789	88,251
Trustees’ fees	188	61	511	1,286
Other liabilities and accrued expenses	38,350	24,799	157,867	115,592
Total liabilities	67,253,500	1,183,175	20,045,193	358,834,817
Net assets	$345,781,750	$109,658,108	$1,053,361,976	$3,947,574,706

Net assets consist of

Paid-in capital	$234,589,156	$91,035,272	$983,188,873	$3,577,462,296
Undistributed net investment income (loss)	(2,786,718)	(202,250)	4,461,198	8,522,885
Accumulated undistributed net realized gain (loss) on investments	(23,263,763)	583,564	6,185,013	10,534,603
Net unrealized appreciation (depreciation) on investments	137,243,075	18,241,522	59,526,892	351,054,922
Net assets	$345,781,750	$109,658,108	$1,053,361,976	$3,947,574,706
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$210,197,347	$91,218,655	$993,304,407	$3,576,494,377
Investments in affiliated issuers, at cost	$65,123,886	$23,606	—	$357,503,221
Foreign currency, at cost	—	—	$40,844	$1,369,530
Net unamortized upfront payment on swaps	—	—	($8,473)	—
Securities loaned, unaffiliated issuers, at value	$63,365,564	$18,261	—	$347,738,141

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$117,384,748	—	—	—
Shares outstanding	3,788,254	—	—	—
Net asset value, offering price and redemption price per share	$30.99	—	—	—

Class NAV
Net assets	$228,397,002	$109,658,108	$1,053,361,976	$3,947,574,706
Shares outstanding	7,376,862	11,710,494	93,947,931	355,672,603
Net asset value, offering price and redemption price per share	$30.96	$9.36	$11.21	$11.10

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Total	U.S. High Yield
Assets	Return Fund	Bond Fund	Value Fund

Investments in unaffiliated issuers, at value	$3,371,557,772	$699,526,021	$157,618,435
Repurchase agreements, at value	7,356,000	—	—
Total investments, at value	3,378,913,772	699,526,021	157,618,435
Cash	879	—	—
Foreign currency, at value	3,828,814	—	—
Cash held at broker for futures contracts	15,000	—	—
Cash collateral for swap contracts	41,000	—	—
Receivable for investments sold	21,772,103	7,808,667	238,355
Receivable for delayed delivery securities sold	36,437,266	—	—
Receivable for forward foreign currency exchange contracts	14,951,232	—	—
Receivable for fund shares sold	107,048	52,296	—
Dividends and interest receivable	14,596,876	11,783,351	290,555
Receivable for securities lending income	—	264	—
Swap contracts, at value	14,623,267	—	—
Receivable for futures variation margin	76,014	—	—
Other assets	6,011	1,643	295
Total assets	3,485,369,282	719,172,242	158,147,640

Liabilities

Payable for collateral held by Portfolio	28,669,177	—	—
Payable for investments purchased	39,913,379	11,853,759	1,048,494
Payable for delayed delivery securities purchased	810,955,938	—	—
Payable for forward foreign currency exchange contracts	4,593,164	—	—
Payable for sale-buybacks	12,224,247	—	—
Payable for fund shares repurchased	2,837,492	797,443	1,357,507
Written options, at value	410,233	—	—
Payable for sale commitments outstanding, at value	12,057,901	—	—
Swap contracts, at value	1,163,247	—	—
Payable to affiliates
Accounting and legal services fees	61,633	16,576	3,857
Trustees’ fees	1,263	330	88
Other liabilities and accrued expenses	222,019	61,514	33,740
Total liabilities	913,109,693	12,729,622	2,443,686
Net assets	$2,572,259,589	$706,442,620	$155,703,954

Net assets consist of

Paid-in capital	$2,477,250,797	$668,567,240	$107,773,770
Undistributed net investment income (loss)	3,027,962	6,136,481	213,348
Accumulated undistributed net realized gain (loss) on investments	(3,349,059)	913,297	5,089,292
Net unrealized appreciation (depreciation) on investments	95,329,889	30,825,602	42,627,544
Net assets	$2,572,259,589	$706,442,620	$155,703,954
Investments in unaffiliated issuers, including repurchase agreements, at cost	$3,295,781,909	$668,700,419	$114,990,891
Foreign currency, at cost	$3,831,730	—	—
Proceeds received on sale commitments outstanding	$12,015,781	—	—
Premiums received on written options	$2,509,761	—	—
Net unamortized upfront payment on swaps	$14,176,558	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$422,033,404	$101,018,109	—
Shares outstanding	29,403,512	7,899,067	—
Net asset value, offering price and redemption price per share	$14.35	$12.79	—

Class NAV
Net assets	$2,150,226,185	$605,424,511	$155,703,954
Shares outstanding	150,271,772	47,372,050	15,521,163
Net asset value, offering price and redemption price per share	$14.31	$12.78	$10.03

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

				Alpha
	Active Bond	All Cap	All Cap	Opportunities
Investment income	Fund	Core Fund	Value Fund	Fund

Dividends	$359,089	$6,682,313	$6,930,884	$9,354,864
Interest	32,182,093	5,914	382	40,726
Securities lending	22,744	262,847	114,310	1,317,364
Less foreign taxes withheld	(15)	(5,576)	(20,859)	(81,557)
Total investment income	32,563,911	6,945,498	7,024,717	10,631,397

Expenses

Investment management fees	5,010,926	2,068,536	3,037,141	5,897,872
Class 1 distribution and service fees	17,763	—	24,658	—
Accounting and legal services fees	116,724	36,965	54,890	84,476
Professional fees	41,972	22,211	24,013	32,111
Custodian fees	83,974	31,912	39,489	121,548
Trustees’ fees	11,170	3,624	5,296	8,286
Registration and filing fees	7,985	1,494	3,047	1,494
Other	10,126	4,794	6,362	9,728
Total expenses before reductions and amounts recaptured	5,300,640	2,169,536	3,194,896	6,155,515
Net expense reductions and amounts recaptured	(28,501)	(9,033)	(13,413)	(20,640)
Total expenses	5,272,139	2,160,503	3,181,483	6,134,875
Net investment income (loss)	27,291,772	4,784,995	3,843,234	4,496,522

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,324,079	47,758,209	35,577,301	83,224,538
Investments in affiliated issuers	35	(738)	3,459	(53,806)
Futures contracts	(60,447)	508,264	—	—
Foreign currency transactions	(1,206)	—	—	(28,778)
	7,262,461	48,265,735	35,580,760	83,141,954

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,312,228	9,277,119	59,367,043	70,830,209
Investments in affiliated issuers	311	1,858	(3,339)	4,542
Futures contracts	399	(3,358)	—	—
Translation of assets and liabilities in foreign currencies	869	—	—	(4,024)
	14,313,807	9,275,619	59,363,704	70,830,727
Net realized and unrealized gain (loss)	21,576,268	57,541,354	94,944,464	153,972,681

Increase (decrease) in net assets from operations	$48,868,040	$62,326,349	$98,787,698	$158,469,203

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

	Asia		Capital	Capital
	Total Return	Blue Chip	Appreciation	Appreciation
Investment income	Bond Fund	Growth Fund	Fund	Value Fund

Dividends	—	$13,703,946	$11,608,356	$12,330,432
Interest	$1,381,191	9,579	28	9,638,340
Securities lending	—	92,535	144,910	44,236
Less foreign taxes withheld	(139,769)	(278)	(55,983)	(18,398)
Total investment income	1,241,422	13,805,782	11,697,311	21,994,610

Expenses

Investment management fees	310,986	8,502,504	6,459,371	7,966,922
Class 1 distribution and service fees	—	153,127	107,632	—
Accounting and legal services fees	6,294	151,269	127,798	136,583
Professional fees	11,319	34,150	31,721	32,153
Custodian fees	50,102	119,710	119,523	78,609
Trustees’ fees	537	14,697	12,422	12,955
Registration and filing fees	4,009	1,494	1,494	24,176
Other	1,067	12,189	10,374	11,492
Total expenses before reductions and amounts recaptured	384,314	8,989,140	6,870,335	8,262,890
Net expense reductions and amounts recaptured	(9,856)	(365,686)	(31,210)	(356,609)
Total expenses	374,458	8,623,454	6,839,125	7,906,281
Net investment income (loss)	866,964	5,182,328	4,858,186	14,088,329

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	450,315	116,366,502	64,224,853	70,452,682
Investments in affiliated issuers	—	27,732	41,177	4,379
Written options	—	—	—	303,936
Foreign currency transactions	1,007,532	2,280	(16,537)	39,055
	1,457,847	116,396,514	64,249,493	70,800,052

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,579,615)	34,557,335	24,745,246	74,146,401
Investments in affiliated issuers	—	(24,669)	(41,601)	(5,046)
Written options	—	—	—	2,673,036
Translation of assets and liabilities in foreign currencies	163,479	(5)	(3,741)	(23,234)
	(3,416,136)	34,532,661	24,699,904	76,791,157
Net realized and unrealized gain (loss)	(1,958,289)	150,929,175	88,949,397	147,591,209

Increase (decrease) in net assets from operations	($1,091,325)	$156,111,503	$93,807,583	$161,679,538

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

		Core
		Diversified	Core	Core
		Growth &	Fundamental	Global
	Core Bond	Income	Holdings	Diversification
Investment income	Fund	Portfolio	Portfolio	Portfolio

Dividends	—	$243,289	$109,912	$304,507
Interest	$6,909,153	—	—	—
Securities lending	3,063	—	—	—
Income distributions received from affiliated underlying funds	—	151,531	66,974	101,113
Total investment income	6,912,216	394,820	176,886	405,620

Expenses

Investment management fees	1,914,987	7,199	3,295	7,331
Class 1 distribution and service fees	20,355	8,451	3,868	8,606
Accounting and legal services fees	45,444	2,349	1,075	2,392
Professional fees	34,277	12,976	12,831	13,455
Custodian fees	39,233	5,973	5,973	5,973
Trustees’ fees	4,372	226	104	232
Registration and filing fees	2,301	1,525	1,532	1,552
Other	5,590	1,834	1,758	1,835
Total expenses before reductions and amounts recaptured	2,066,559	40,533	30,436	41,376
Net expense reductions and amounts recaptured	(11,102)	(19,835)	(20,964)	(20,299)
Total expenses	2,055,457	20,698	9,472	21,077
Net investment income (loss)	4,856,759	374,122	167,414	384,543

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,681,261	14,356	18,467	41,578
Investments in affiliated issuers	766	13,723	12,786	297,859
Capital gain distributions received from unaffiliated underlying funds	—	221,495	119,989	—
Capital gain distributions received from affiliated underlying funds	—	5,925	2,347	202,495
	11,682,027	255,499	153,589	541,932

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,471,652)	836,920	257,065	1,029,614
Investments in affiliated issuers	—	776,410	282,173	293,847
	(9,471,652)	1,613,330	539,238	1,323,461
Net realized and unrealized gain (loss)	2,210,375	1,868,829	692,827	1,865,393

Increase (decrease) in net assets from operations	$7,067,134	$2,242,951	$860,241	$2,249,936

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

			Fundamental
	Emerging		Global
	Markets	Equity-Income	Franchise	Fundamental
Investment income	Debt Fund	Fund	Fund	Value Fund

Dividends	—	$22,898,861	$3,505,303	$14,458,961
Interest	$515,609	36,475	197	39,145
Securities lending	—	379,575	—	108,609
Less foreign taxes withheld	(49)	(120,541)	(76,042)	(102,953)
Total investment income	515,560	23,194,370	3,429,458	14,503,762

Expenses

Investment management fees	57,740	6,090,930	1,529,901	4,000,130
Class A distribution and service fees	19,113	—	163	—
Class 1 distribution and service fees	—	73,243	—	—
Transfer agent fees	14,073	—	162	—
Accounting and legal services fees	1,107	108,277	26,582	73,622
State registration fees	340	—	—	—
Professional fees	34,827	29,250	20,812	25,194
Custodian fees	5,973	77,897	110,918	127,117
Trustees’ fees	107	10,473	2,406	7,275
Registration and filing fees	9,428	1,494	15,746	1,621
Other	2,369	18,239	(6,745)	9,624
Total expenses before reductions and amounts recaptured	145,077	6,409,803	1,699,945	4,244,583
Net expense reductions and amounts recaptured	(43,456)	(262,209)	(6,500)	(17,990)
Total expenses	101,621	6,147,594	1,693,445	4,226,593
Net investment income (loss)	413,939	17,046,776	1,736,013	10,277,169

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	468,672	51,701,511	2,895,268	23,891,564
Investments in affiliated issuers	—	4,337	—	12,754
Foreign currency transactions	(9,196)	(2,327)	(15,089)	989
	459,476	51,703,521	2,880,179	23,905,307

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	163,209	110,633,243	33,185,930	77,805,781
Investments in affiliated issuers	—	2,866	—	(9,491)
Translation of assets and liabilities in foreign currencies	(2,717)	(2,902)	(6,079)	5,791
	160,492	110,633,207	33,179,851	77,802,081
Net realized and unrealized gain (loss)	619,968	162,336,728	36,060,030	101,707,388

Increase (decrease) in net assets from operations	$1,033,907	$179,383,504	$37,796,043	$111,984,557

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

	Global	Global Real	Health	Heritage
Investment income	Bond Fund	Estate Fund	Sciences Fund	Fund

Dividends	$2,980	$7,798,300	$1,658,789	$883,039
Interest	11,230,461	909	11,683	499
Securities lending	—	25,468	—	25,453
Less foreign taxes withheld	(6,405)	(534,370)	(14,767)	(930)
Total investment income	11,227,036	7,290,307	1,655,705	908,061

Expenses

Investment management fees	2,625,263	2,288,443	2,508,324	566,889
Class 1 distribution and service fees	22,878	—	—	—
Accounting and legal services fees	52,130	35,370	33,630	9,270
Professional fees	49,960	27,960	27,266	19,445
Custodian fees	303,780	170,487	55,647	12,005
Trustees’ fees	5,122	3,420	3,150	908
Registration and filing fees	1,494	1,494	8,488	1,494
Interest expense	43,578	—	—	—
Other	26,981	9,220	3,571	2,904
Total expenses before reductions and amounts recaptured	3,131,186	2,536,394	2,640,076	612,915
Net expense reductions and amounts recaptured	(12,711)	(8,643)	(137,659)	(2,267)
Total expenses	3,118,475	2,527,751	2,502,417	610,648
Net investment income (loss)	8,108,561	4,762,556	(846,712)	297,413

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	12,726,579	38,442,134	18,471,385	5,459,605
Investments in affiliated issuers	—	595	—	10,685
Futures contracts	3,078,707	—	—	—
Written options	252,121	—	3,100,788	—
Swap contracts	6,647,809	—	—	—
Foreign currency transactions	(34,680,418)	2,085	(13,510)	(42,432)
	(11,975,202)	38,444,814	21,558,663	5,427,858

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	406,515	12,676,912	35,173,116[1]	4,176,574
Investments in affiliated issuers	—	(312)	—	(10,172)
Futures contracts	705,917	—	—	—
Written options	779,298	—	(1,420,768)	—
Swap contracts	745,439	—	—	—
Translation of assets and liabilities in foreign currencies	(68,977)	(26,909)	(49)	16,736
	2,568,192	12,649,691	33,752,299	4,183,138
Net realized and unrealized gain (loss)	(9,407,010)	51,094,505	55,310,962	9,610,996

Increase (decrease) in net assets from operations	($1,298,449)	$55,857,061	$54,464,250	$9,908,409

1 Net of $20,593 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

			International
			Growth	International
	High	High	Opportunities	Growth
Investment income	Income Fund	Yield Fund	Fund	Stock Fund

Dividends	$2,039,818	$832,128	$2,599,721	$3,305,904
Interest	15,135,374	39,406,252	4,348	39,630
Securities lending	—	91,842	—	—
Interest from affiliated issuers	84,760	—	—	—
Less foreign taxes withheld	(17,740)	—	(143,299)	(213,240)
Total investment income	17,242,212	40,330,222	2,460,770	3,132,294

Expenses

Investment management fees	1,453,913	3,251,677	2,246,038	1,976,824
Class 1 distribution and service fees	—	96,984	—	—
Accounting and legal services fees	29,174	67,451	36,802	34,167
Professional fees	37,844	41,513	33,725	23,320
Custodian fees	31,483	82,494	317,711	233,514
Trustees’ fees	2,792	6,485	3,240	3,130
Registration and filing fees	2,282	2,124	14,279	3,846
Other	3,812	7,177	4,926	4,141
Total expenses before reductions and amounts recaptured	1,561,300	3,555,905	2,656,721	2,278,942
Net expense reductions and amounts recaptured	(7,128)	(16,488)	(9,011)	(8,375)
Total expenses	1,554,172	3,539,417	2,647,710	2,270,567
Net investment income (loss)	15,688,040	36,790,805	(186,940)	861,727

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	9,956,372	8,808,989	2,001,858	(3,777,462)
Investments in affiliated issuers	—	1,271	—	—
Futures contracts	—	7,984	—	—
Written options	—	1,554,120	—	—
Swap contracts	—	(3,868,858)	—	—
Foreign currency transactions	(232,262)	(2,659,636)	11,485	(36,871)
	9,724,110	3,843,870	2,013,343	(3,814,333)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	17,541,270	40,266,066	67,632,196	46,336,117
Investments in affiliated issuers	3,538,088	(788)	—	—
Futures contracts	—	(11,321)	—	—
Written options	—	(316,248)	—	—
Swap contracts	—	(2,076,892)	—	—
Translation of assets and liabilities in foreign currencies	701,154	2,100,257	(2,847)	(6,758)
	21,780,512	39,961,074	67,629,349	46,329,359
Net realized and unrealized gain (loss)	31,504,622	43,804,944	69,642,692	42,515,026

Increase (decrease) in net assets from operations	$47,192,662	$80,595,749	$69,455,752	$43,376,753

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

	International	International	International	Investment
	Small Cap	Small Company	Value	Quality
Investment income	Fund	Fund	Fund	Bond Fund

Dividends	$2,977,741	$2,449,354	$11,359,832	—
Interest	8,556	281	23,590	$6,477,969
Securities lending	140,347	161,019	391,331	176
Less foreign taxes withheld	(268,093)	(123,456)	(651,607)	(3,439)
Total investment income	2,858,551	2,487,198	11,123,146	6,474,706

Expenses

Investment management fees	1,841,839	1,256,254	5,739,471	1,363,599
Class 1 distribution and service fees	26,147	—	59,352	21,515
Accounting and legal services fees	25,498	18,381	99,723	32,738
Professional fees	22,442	23,419	30,683	40,025
Custodian fees	188,941	115,046	645,690	37,684
Trustees’ fees	2,418	1,734	9,408	3,169
Registration and filing fees	2,427	2,718	5,617	1,494
Other	3,904	4,352	8,707	5,694
Total expenses before reductions and amounts recaptured	2,113,616	1,421,904	6,598,651	1,505,918
Net expense reductions and amounts recaptured	(6,241)	(4,500)	(24,415)	(7,991)
Total expenses	2,107,375	1,417,404	6,574,236	1,497,927
Net investment income (loss)	751,176	1,069,794	4,548,910	4,976,779

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,973,611	(513,652)	(54,339,075)	5,042,666
Investments in affiliated issuers	262,438	3,612	6,303	148
Futures contracts	—	—	—	513,765
Swap contracts	—	—	—	(1,048,447)
Foreign currency transactions	(155,841)	(121,653)	116,458	(49,267)
	9,080,208	(631,693)	(54,216,314)	4,458,865

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	50,619,477	39,084,917	235,719,117[1]	(5,087,043)
Investments in affiliated issuers	(3,143)	(3,210)	(2,615)	—
Futures contracts	—	—	—	(145,896)
Swap contracts	—	—	—	281,037
Translation of assets and liabilities in foreign currencies	(170,450)	(33,367)	(89,112)	(46,372)
	50,445,884	39,048,340	235,627,390	(4,998,274)
Net realized and unrealized gain (loss)	59,526,092	38,416,647	181,411,076	(539,409)

Increase (decrease) in net assets from operations	$60,277,268	$39,486,441	$185,959,986	$4,437,370

[1] Net of $5,297 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

	Mid Cap Growth	Mid Cap	Mid Cap Value	Mid Cap Value
Investment income	Index Fund	Stock Fund	Equity Fund	Index Fund

Dividends	$164,560	$4,610,785	$721,976	$459,499
Interest	249	19,996	6,918	123
Securities lending	2,749	1,669,218	12,050	4,264
Less foreign taxes withheld	(441)	(38,428)	(1,275)	—
Total investment income	167,117	6,261,571	739,669	463,886

Expenses

Investment management fees	97,820	4,184,760	326,942	89,034
Class 1 distribution and service fees	9,228	76,100	—	8,399
Accounting and legal services fees	2,566	69,668	5,194	2,335
Professional fees	19,629	25,542	19,278	19,619
Custodian fees	5,973	70,170	8,594	5,973
Trustees’ fees	263	6,723	528	238
Registration and filing fees	1,511	3,094	1,494	1,511
Other	2,652	6,996	2,890	2,597
Total expenses before reductions and amounts recaptured	139,642	4,443,053	364,920	129,706
Net expense reductions and amounts recaptured	(18,750)	(17,028)	(1,270)	(19,673)
Total expenses	120,892	4,426,025	363,650	110,033
Net investment income (loss)	46,225	1,835,546	376,019	353,853

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,422,197	75,779,389	10,999,109	776,196
Investments in affiliated issuers	716	70,326	2,006	384
Futures contracts	46,052	—	—	21,055
Foreign currency transactions	—	25,835	73	—
	1,468,965	75,875,550	11,001,188	797,635

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,815,302	21,597,455	197,750	3,571,743
Investments in affiliated issuers	(768)	(60,466)	(1,475)	(443)
Futures contracts	4,530	—	—	(2,150)
Translation of assets and liabilities in foreign currencies	—	(2,639)	(91)	—
	2,819,064	21,534,350	196,184	3,569,150
Net realized and unrealized gain (loss)	4,288,029	97,409,900	11,197,372	4,366,785

Increase (decrease) in net assets from operations	$4,334,254	$99,245,446	$11,573,391	$4,720,638

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

	Mid Value	Mutual Shares	Real Estate	Real Estate
Investment income	Fund	Fund	Equity Fund	Securities Fund

Dividends	$7,311,269	$3,556,485	$3,206,307	$10,493,513
Interest	61,276	1,264,198	57,420	195
Securities lending	154,370	20,994	14,690	36,998
Less foreign taxes withheld	(17,273)	(34,178)	—	—
Total investment income	7,509,642	4,807,499	3,278,417	10,530,706

Expenses

Investment management fees	3,054,259	1,746,902	922,344	1,880,409
Class 1 distribution and service fees	—	—	—	134,315
Accounting and legal services fees	42,378	26,205	14,652	37,340
Professional fees	25,343	29,538	20,926	23,191
Custodian fees	30,488	64,099	13,703	29,549
Trustees’ fees	4,035	2,567	1,406	3,618
Registration and filing fees	5,257	1,518	1,494	2,467
Other	4,468	4,809	3,113	5,131
Total expenses before reductions and amounts recaptured	3,166,228	1,875,638	977,638	2,116,020
Net expense reductions and amounts recaptured	(163,756)	(18,866)	(44,430)	(9,125)
Total expenses	3,002,472	1,856,772	933,208	2,106,895
Net investment income (loss)	4,507,170	2,950,727	2,345,209	8,423,811

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,477,362	10,576,955	3,289,606	27,393,243
Investments in affiliated issuers	16,452	75	3,558	252
Written options	—	71,171	—	—
Foreign currency transactions	(1,338)	(1,333,279)	—	—
	15,492,476	9,314,922	3,293,164	27,393,495

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	55,304,950	21,211,339	1,229,019	(15,544,014)
Investments in affiliated issuers	(16,872)	(552)	(2,365)	1,439
Translation of assets and liabilities in foreign currencies	(1,021)	1,906,148	—	—
	55,287,057	23,116,935	1,226,654	(15,542,575)
Net realized and unrealized gain (loss)	70,779,533	32,431,857	4,519,818	11,850,920

Increase (decrease) in net assets from operations	$75,286,703	$35,382,584	$6,865,027	$20,274,731

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

				Short Term
	Real Return	Redwood	Science &	Government
Investment income	Bond Fund	Fund	Technology Fund	Income Fund

Dividends	—	$5,108,885	$170,886	—
Interest	$6,031,293	3,847	625	$1,311,146
Less foreign taxes withheld	—	(26,111)	—	—
Total investment income	6,031,293	5,086,621	171,511	1,311,146

Expenses

Investment management fees	2,437,587	2,478,697	78,799	577,571
Class 1 distribution and service fees	42,758	—	—	—
Accounting and legal services fees	48,403	31,322	1,094	14,425
Professional fees	41,188	25,001	2,961	34,087
Custodian fees	66,163	27,040	2,263	14,529
Trustees’ fees	4,669	2,949	26	1,349
Registration and filing fees	2,082	9,191	1,471	2,372
Interest expense	129,114	—	—	—
Other	5,451	3,680	644	2,976
Total expenses before reductions and amounts recaptured	2,777,415	2,577,880	87,258	647,309
Net expense reductions and amounts recaptured	(11,822)	(7,660)	(2,548)	9,750
Total expenses	2,765,593	2,570,220	84,710	657,059
Net investment income (loss)	3,265,700	2,516,401	86,801	654,087

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,696,913	3,490,871	(370,203)	121,383
Futures contracts	312,083	—	—	(96,598)
Written options	167,359	(3,527,243)	—	—
Swap contracts	1,397,710	—	—	—
Foreign currency transactions	(2,517,678)	260	(49,980)	—
	4,056,387	(36,112)	(420,183)	24,785

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,494,637)	24,655,561	(3,262,324)	(462,105)
Futures contracts	(399,637)	—	—	55,035
Written options	766,587	(11,431,760)	—	—
Swap contracts	(668,236)	—	—	—
Translation of assets and liabilities in foreign currencies	3,237,540	(174)	(178)	—
	(558,383)	13,223,627	(3,262,502)	(407,070)
Net realized and unrealized gain (loss)	3,498,004	13,187,515	(3,682,685)	(382,285)

Increase (decrease) in net assets from operations	$6,763,704	$15,703,916	($3,595,884)	$271,802

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

		Small Cap
	Small Cap	Opportunities	Small Cap	Small Company
Investment income	Growth Fund	Fund	Value Fund	Growth Fund

Dividends	$688,182	$1,566,965	$1,445,315	$713,783
Interest	3,227	1,450	4,646	1,724
Securities lending	213,943	57,556	7,937	29,926
Less foreign taxes withheld	(5,605)	(74)	—	—
Total investment income	899,747	1,625,897	1,457,898	745,433

Expenses

Investment management fees	745,927	782,861	679,422	535,934
Class 1 distribution and service fees	—	13,492	—	—
Accounting and legal services fees	9,789	10,882	9,029	7,450
Professional fees	21,997	19,439	21,921	19,098
Custodian fees	10,563	14,874	10,393	8,575
Trustees’ fees	952	1,054	882	722
Registration and filing fees	1,587	1,519	1,494	1,494
Other	2,759	3,499	2,892	2,839
Total expenses before reductions and amounts recaptured	793,574	847,620	726,033	576,112
Net expense reductions and amounts recaptured	(2,394)	(69,772)	(2,208)	(1,822)
Total expenses	791,180	777,848	723,825	574,290
Net investment income (loss)	108,567	848,049	734,073	171,143

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,042,766	7,159,316	6,484,340	3,778,410
Investments in affiliated issuers	9,260	(1,082)	(817)	13,786
Foreign currency transactions	88	4	—	—
	7,052,114	7,158,238	6,483,523	3,792,196

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,870,616	15,565,746	11,370,971	11,060,082
Investments in affiliated issuers	(8,197)	1,973	486	(11,935)
	5,862,419	15,567,719	11,371,457	11,048,147
Net realized and unrealized gain (loss)	12,914,533	22,725,957	17,854,980	14,840,343

Increase (decrease) in net assets from operations	$13,023,100	$23,574,006	$18,589,053	$15,011,486

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

				Strategic
	Small Company	Smaller Company	Spectrum	Equity
Investment income	Value Fund	Growth Fund	Income Fund	Allocation Fund

Dividends	$4,609,858	$535,001	$2,307,706	$39,413,055
Interest	3,225	1,473	19,028,542	8,814
Securities lending	181,530	96,931	26,165	802,714
Less foreign taxes withheld	(2,728)	(891)	(14,163)	(559,609)
Total investment income	4,791,885	632,514	21,348,250	39,664,974

Expenses

Investment management fees	1,712,234	544,452	3,900,053	11,180,697
Class 1 distribution and service fees	27,916	—	—	—
Accounting and legal services fees	22,984	7,065	74,286	241,413
Professional fees	20,677	21,640	41,275	62,996
Custodian fees	23,150	11,182	171,018	39,643
Trustees’ fees	2,226	685	7,230	21,868
Registration and filing fees	1,494	1,545	2,006	60,609
Other	3,701	2,530	8,865	10,971
Total expenses before reductions and amounts recaptured	1,814,382	589,099	4,204,733	11,618,197
Net expense reductions and amounts recaptured	(93,895)	(84,134)	(154,435)	(2,903,332)
Total expenses	1,720,487	504,965	4,050,298	8,714,865
Net investment income (loss)	3,071,398	127,549	17,297,952	30,950,109

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,874,424	5,039,997	21,719,825	(1,949,868)
Investments in affiliated issuers	6,245	34,067	373	(27,606)
Futures contracts	—	101,637	(133,540)	19,751,111
Swap contracts	—	—	(601)	—
Foreign currency transactions	(464)	—	(1,755,904)	53,180
	8,880,205	5,175,701	19,830,153	17,826,817

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	39,719,010	6,381,380	(1,027,899)	294,288,214
Investments in affiliated issuers	(5,224)	(296)	71	21,720
Futures contracts	—	17,539	(30,191)	(323,355)
Swap contracts	—	—	(2,838)	—
Translation of assets and liabilities in foreign currencies	(91)	—	140,353	(69,977)
	39,713,695	6,398,623	(920,504)	293,916,602
Net realized and unrealized gain (loss)	48,593,900	11,574,324	18,909,649	311,743,419

Increase (decrease) in net assets from operations	$51,665,298	$11,701,873	$36,207,601	$342,693,528

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Statements of Operations — February 28, 2013 (Unaudited)

	Total Return	U.S. High Yield	Value
Investment income	Fund	Bond Fund	Fund

Dividends	$829,500	$36,563	$1,405,098
Interest	30,059,594	23,445,143	43,774
Securities lending	—	1,020	—
Total investment income	30,889,094	23,482,726	1,448,872

Expenses

Investment management fees	8,499,081	2,469,531	533,323
Class 1 distribution and service fees	104,357	24,686	—
Accounting and legal services fees	173,947	47,101	10,326
Professional fees	57,692	31,723	21,453
Custodian fees	237,769	37,274	11,886
Trustees’ fees	16,792	4,516	1,006
Registration and filing fees	2,491	3,515	1,494
Interest expense	4,270	—	—
Other	109,539	5,327	3,014
Total expenses before reductions and amounts recaptured	9,205,938	2,623,673	582,502
Net expense reductions and amounts recaptured	(42,476)	(11,509)	(2,525)
Total expenses	9,163,462	2,612,164	579,977
Net investment income (loss)	21,725,632	20,870,562	868,895

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	25,743,447	5,867,464	8,533,162
Investments in affiliated issuers	—	95	—
Futures contracts	414,944	—	—
Written options	2,319,615	—	—
Swap contracts	(1,208,024)	—	—
Foreign currency transactions	(13,401,131)	—	—
	13,868,851	5,867,559	8,533,162

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,017,088)	1,352,508	11,521,061
Futures contracts	(739,519)	—	—
Written options	(116,568)	—	—
Swap contracts	6,715,107	—	—
Translation of assets and liabilities in foreign currencies	17,884,908	—	—
	16,726,840	1,352,508	11,521,061
Net realized and unrealized gain (loss)	30,595,691	7,220,067	20,054,223

Increase (decrease) in net assets from operations	$52,321,323	$28,090,629	$20,923,118

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Statements of Changes in Net Assets

	Active Bond Fund		All Cap Core Fund		All Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$27,291,772	$48,139,822	$4,784,995	$6,896,559	$3,843,234	$6,445,916
Net realized gain (loss)	7,262,461	14,055,352	48,265,735	3,914,721	35,580,760	(15,494,683)
Change in net unrealized appreciation (depreciation)	14,313,807	49,088,501	9,275,619	64,517,894	59,363,704	50,312,644
Increase (decrease) in net assets resulting from
operations	48,868,040	111,283,675	62,326,349	75,329,174	98,787,698	41,263,877
Distributions to shareholders
From net investment income
Class 1	(1,314,058)	(2,073,286)	—	—	(814,420)	(599,946)
Class NAV	(30,516,805)	(52,392,100)	(7,502,202)	(6,346,196)	(6,131,383)	(3,067,352)
From net realized gain
Class 1	(301,392)	(744,251)	—	—	—	(6,697,865)
Class NAV	(6,734,971)	(18,424,921)	—	—	—	(31,467,583)
Total distributions	(38,867,226)	(73,634,558)	(7,502,202)	(6,346,196)	(6,945,803)	(41,832,746)
From Fund share transactions	70,763,521	366,242,491	(41,115,540)	(140,745,461)	(67,166,411)	88,583,510
Total increase (decrease)	80,764,335	403,891,608	13,708,607	(71,762,483)	24,675,484	88,014,641

Net assets

Beginning of period	1,640,918,040	1,237,026,432	529,594,688	601,357,171	783,237,970	695,223,329
End of period	$1,721,682,375	$1,640,918,040	$543,303,295	$529,594,688	$807,913,454	$783,237,970

Undistributed net investment income (loss)	$5,513,357	$10,052,448	$1,699,246	$4,416,453	$1,123,316	$4,225,885

			Asia Total
	Alpha Opportunities Fund		Return Bond Fund	Blue Chip Growth Fund
	Six months			Six months
	ended		Period ended	ended
	2/28/13	Year ended	2/28/13[1]	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$4,496,522	$7,814,059	$866,964	$5,182,328	$3,264,171
Net realized gain (loss)	83,141,954	36,665,845	1,457,847	116,396,514	101,158,875
Change in net unrealized appreciation
(depreciation)	70,830,727	97,227,599	(3,416,136)	34,532,661	201,634,221
Increase (decrease) in net assets resulting
from operations	158,469,203	141,707,503	(1,091,325)	156,111,503	306,057,267
Distributions to shareholders
From net investment income
Class 1	—	—	—	(1,604,735)	(430,922)
Class NAV	(11,185,749)	(3,659,699)	—	(4,846,096)	(1,966,903)
From net realized gain
Class NAV	(58,060,283)	(161,377,730)	—	—	—
Total distributions	(69,246,032)	(165,037,429)	—	(6,450,831)	(2,397,825)
From Fund share transactions	(53,459,223)	(304,637,439)	407,015,407	(84,534,057)	(509,192,072)
Total increase (decrease)	35,763,948	(327,967,365)	405,924,082	65,126,615	(205,532,630)

Net assets

Beginning of period	1,204,932,031	1,532,899,396	—	2,165,007,050	2,370,539,680
End of period	$1,240,695,979	$1,204,932,031	$405,924,082	$2,230,133,665	$2,165,007,050

Undistributed net investment income (loss)	($460,927)	$6,228,300	$866,964	$50,861	$1,319,364

1 Period from 1-16-13 (inception date) to 2-28-13.

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Statements of Changes in Net Assets

			Capital Appreciation
	Capital Appreciation Fund		Value Fund		Core Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$4,858,186	$2,464,011	$14,088,329	$20,566,663	$4,856,759	$12,784,719
Net realized gain (loss)	64,249,493	88,591,339	70,800,052	47,591,171	11,682,027	24,593,791
Change in net unrealized appreciation (depreciation)	24,699,904	104,461,662	76,791,157	159,325,392	(9,471,652)	7,648,018
Increase (decrease) in net assets resulting from
operations	93,807,583	195,517,012	161,679,538	227,483,226	7,067,134	45,026,528
Distributions to shareholders
From net investment income
Class 1	(1,259,790)	(291,271)	—	—	(880,394)	(947,916)
Class NAV	(4,826,845)	(1,551,329)	(27,895,420)	(8,054,487)	(6,349,860)	(16,559,827)
From net realized gain
Class 1	—	—	—	—	(3,036,154)	(521,777)
Class NAV	—	—	(69,562,985)	(1,280,103)	(20,902,954)	(12,672,578)
Total distributions	(6,086,635)	(1,842,600)	(97,458,405)	(9,334,590)	(31,169,362)	(30,702,098)
From Fund share transactions	(83,153,549)	(275,367,401)	24,060,491	1,301,427,590	69,763,652	46,022,794
Total increase (decrease)	4,567,399	(81,692,989)	88,281,624	1,519,576,226	45,661,424	60,347,224

Net assets

Beginning of period	1,849,374,094	1,931,067,083	1,953,037,283	433,461,057	634,817,521	574,470,297
End of period	$1,853,941,493	$1,849,374,094	$2,041,318,907	$1,953,037,283	$680,478,945	$634,817,521

Undistributed net investment income (loss)	$286,597	$1,515,046	$3,484,431	$17,291,522	$362,819	$2,736,314

	Core Diversified Growth		Core Fundamental		Core Global
	& Income Portfolio		Holdings Portfolio		Diversification Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$374,122	$544,200	$167,414	$234,424	$384,543	$603,143
Net realized gain (loss)	255,499	1,709,502	153,589	641,853	541,932	637,201
Change in net unrealized appreciation (depreciation)	1,613,330	948,692	539,238	315,758	1,323,461	525,514
Increase (decrease) in net assets resulting from
operations	2,242,951	3,202,394	860,241	1,192,035	2,249,936	1,765,858
Distributions to shareholders
From net investment income
Class 1	(532,406)	(651,795)	(234,601)	(303,983)	(520,231)	(758,487)
From net realized gain
Class 1	(1,786,990)	(108,549)	(672,149)	(156,099)	(741,087)	(175,965)
Total distributions	(2,319,396)	(760,344)	(906,750)	(460,082)	(1,261,318)	(934,452)
From Fund share transactions	3,622,581	1,747,325	531,853	2,181,031	420,555	3,315,859
Total increase (decrease)	3,546,136	4,189,375	485,344	2,912,984	1,409,173	4,147,265

Net assets

Beginning of period	32,666,428	28,477,053	15,211,883	12,298,899	34,206,933	30,059,668
End of period	$36,212,564	$32,666,428	$15,697,227	$15,211,883	$35,616,106	$34,206,933

Undistributed net investment income (loss)	$11,682	$169,966	$8,155	$75,342	$15,125	$150,813

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Statements of Changes in Net Assets

	Emerging Markets				Fundamental Global
	Debt Fund		Equity-Income Fund		Franchise Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12[1]

From operations
Net investment income (loss)	$413,939	$938,726	$17,046,776	$30,839,061	$1,736,013	$506,648
Net realized gain (loss)	459,476	149,188	51,703,521	21,789,477	2,880,179	542,196
Change in net unrealized appreciation (depreciation)	160,492	306,095	110,633,207	155,362,451	33,179,851	16,359,124
Increase (decrease) in net assets resulting from
operations	1,033,907	1,394,009	179,383,504	207,990,989	37,796,043	17,407,968
Distributions to shareholders
From net investment income
Class A	(328,180)	(766,553)	—	—	(408)	—
Class I	(87,924)	(203,614)	—	—	(644)	—
Class 1	—	—	(5,676,642)	(3,537,110)	—	—
Class NAV	—	—	(24,924,135)	(14,767,373)	(2,337,088)	—
From net realized gain
Class A	(277,644)	(235,210)	—	—	—	—
Class I	(69,411)	(58,710)	—	—	—	—
Total distributions	(763,159)	(1,264,087)	(30,600,777)	(18,304,483)	(2,338,140)	—
From Fund share transactions	—	(19,976)	(85,765,484)	(172,722,400)	(84,820)	353,971,983
Total increase (decrease)	270,748	109,946	63,017,243	16,964,106	35,373,083	371,379,951

Net assets

Beginning of period	15,688,468	15,578,522	1,539,408,293	1,522,444,187	371,379,951	—
End of period	$15,959,216	$15,688,468	$1,602,425,536	$1,539,408,293	$406,753,034	$371,379,951

Undistributed net investment income (loss)	($83,677)	($81,512)	$17,046,337	$30,600,338	$945,282	$1,547,409

	Fundamental Value Fund		Global Bond Fund		Global Real Estate Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$10,277,169	$13,114,916	$8,108,561	$23,031,593	$4,762,556	$10,494,760
Net realized gain (loss)	23,905,307	54,858,220	(11,975,202)	23,818,887	38,444,814	17,763,216
Change in net unrealized appreciation (depreciation)	77,802,081	44,294,056	2,568,192	146,901	12,649,691	30,295,642
Increase (decrease) in net assets resulting from
operations	111,984,557	112,267,192	(1,298,449)	46,997,381	55,857,061	58,553,618
Distributions to shareholders
From net investment income
Class 1	—	—	(2,729,673)	(7,647,632)	—	—
Class NAV	(16,281,768)	(10,765,657)	(20,104,227)	(65,677,790)	(17,850,946)	(17,587,899)
Total distributions	(16,281,768)	(10,765,657)	(22,833,900)	(73,325,422)	(17,850,946)	(17,587,899)
From Fund share transactions	(60,425,474)	(583,451,118)	17,818,645	(67,065,242)	(4,489,060)	(39,514,985)
Total increase (decrease)	35,277,315	(481,949,583)	(6,313,704)	(93,393,283)	33,517,055	1,450,734

Net assets

Beginning of period	1,048,520,988	1,530,470,571	746,197,106	839,590,389	496,850,804	495,400,070
End of period	$1,083,798,303	$1,048,520,988	$739,883,402	$746,197,106	$530,367,859	$496,850,804

Undistributed net investment income (loss)	$1,555,690	$7,560,289	$4,812,866	$19,538,205	($21,950,033)	($8,861,643)

1 Period from 6-29-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Statements of Changes in Net Assets

	Health Sciences Fund		Heritage Fund		High Income Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Period ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12[1]	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	($846,712)	($1,368,705)	$297,413	($429,226)	$15,688,040	$24,274,659
Net realized gain (loss)	21,558,663	12,726,521	5,427,858	9,418,194	9,724,110	(30,418,298)
Change in net unrealized appreciation (depreciation)	33,752,299	95,518,081	4,183,138	8,772,650	21,780,512	47,245,044
Increase (decrease) in net assets resulting from
operations	54,464,250	106,875,897	9,908,409	17,761,618	47,192,662	41,101,405
Distributions to shareholders
From net investment income
Class NAV	—	—	(116,762)	—	(15,216,275)	(25,545,951)
From net realized gain
Class NAV	(16,375,908)	—	(10,860,981)	(35,804,204)	—	—
Total distributions	(16,375,908)	—	(10,977,743)	(35,804,204)	(15,216,275)	(25,545,951)
From Fund share transactions	(5,191,723)	368,776,654	9,745,234	(17,372,628)	(2,992,146)	44,787,967
Total increase (decrease)	32,896,619	475,652,551	8,675,900	(35,415,214)	28,984,241	60,343,421

Net assets

Beginning of period	475,652,551	—	131,645,638	167,060,852	405,854,653	345,511,232
End of period	$508,549,170	$475,652,551	$140,321,538	$131,645,638	$434,838,894	$405,854,653

Undistributed net investment income (loss)	($1,737,856)	($891,144)	$10,215	($170,436)	$5,551,716	$5,079,951

			International Growth		International Growth
	High Yield Fund		Opportunities Fund		Stock Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Period ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12[2]	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$36,790,805	$75,877,185	($186,940)	$446,360	$861,727	$4,779,565
Net realized gain (loss)	3,843,870	(7,630,760)	2,013,343	253,622	(3,814,333)	(14,030,835)
Change in net unrealized appreciation (depreciation)	39,961,074	43,920,699	67,629,349	12,049,370	46,329,359	28,911,505
Increase (decrease) in net assets resulting from
operations	80,595,749	112,167,124	69,455,752	12,749,352	43,376,753	19,660,235
Distributions to shareholders
From net investment income
Class 1	(14,623,183)	(27,154,130)	—	—	—	—
Class NAV	(22,279,799)	(51,604,785)	(867,484)	—	(4,872,079)	(3,544,293)
From net realized gain
Class NAV	—	—	(964,776)	—	—	(27,875)
Total distributions	(36,902,982)	(78,758,915)	(1,832,260)	—	(4,872,079)	(3,572,168)
From Fund share transactions	45,199,528	7,620,775	3,464,090	477,772,958	74,129,677	133,765,666
Total increase (decrease)	88,892,295	41,028,984	71,087,582	490,522,310	112,634,351	149,853,733

Net assets

Beginning of period	931,446,909	890,417,925	490,522,310	—	427,751,736	277,898,003
End of period	$1,020,339,204	$931,446,909	$561,609,892	$490,522,310	$540,386,087	$427,751,736

Undistributed net investment income (loss)	$15,729,296	$15,841,473	($574,913)	$479,511	$52,806	$4,063,158

1 Period from 9-30-11 (inception date) to 8-31-12.
2 Period from 7-19-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Statements of Changes in Net Assets

	International Small		International Small
	Cap Fund		Company Fund		International Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$751,176	$5,411,825	$1,069,794	$3,830,365	$4,548,910	$36,066,275
Net realized gain (loss)	9,080,208	(13,084,705)	(631,693)	(1,222,568)	(54,216,314)	(9,307,426)
Change in net unrealized appreciation (depreciation)	50,445,884	960,499	39,048,340	(9,622,091)	235,627,390	(29,081,807)
Increase (decrease) in net assets resulting from
operations	60,277,268	(6,712,381)	39,486,441	(7,014,294)	185,959,986	(2,322,958)
Distributions to shareholders
From net investment income
Class 1	(1,696,515)	(1,866,834)	—	—	(5,305,304)	(7,970,743)
Class NAV	(4,397,182)	(3,307,547)	(4,447,729)	(3,734,939)	(27,795,127)	(30,571,849)
Total distributions	(6,093,697)	(5,174,381)	(4,447,729)	(3,734,939)	(33,100,431)	(38,542,592)
From Fund share transactions	(5,104,367)	53,210,811	(243,451)	69,847,659	(4,012,698)	235,223,648
Total increase (decrease)	49,079,204	41,324,049	34,795,261	59,098,426	148,846,857	194,358,098

Net assets

Beginning of period	347,914,511	306,590,462	250,063,849	190,965,423	1,345,588,976	1,151,230,878
End of period	$396,993,715	$347,914,511	$284,859,110	$250,063,849	$1,494,435,833	$1,345,588,976

Undistributed net investment income (loss)	($1,242,685)	$4,099,836	($1,717,453)	$1,660,482	$38,478	$28,589,999

	Investment Quality		Mid Cap		Mid Cap
	Bond Fund		Growth Index Fund		Stock Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12[1]	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$4,976,779	$11,368,656	$46,225	$76,059	$1,835,546	($2,666,624)
Net realized gain (loss)	4,458,865	13,175,431	1,468,965	3,210,227	75,875,550	20,702,383
Change in net unrealized appreciation (depreciation)	(4,998,274)	12,407,191	2,819,064	5,414,090	21,534,350	72,296,944
Increase (decrease) in net assets resulting from
operations	4,437,370	36,951,278	4,334,254	8,700,376	99,245,446	90,332,703
Distributions to shareholders
From net investment income
Class 1	(1,123,314)	(2,160,080)	(77,919)	(7,866)	—	—
Class NAV	(5,036,174)	(11,092,498)	—	(40,344)	—	—
From net realized gain
Class 1	(2,167,058)	(23,941)	—	(539,782)	(11,396,409)	(14,613,784)
Class NAV	(9,586,827)	(118,543)	—	(841,787)	(26,530,570)	(23,748,071)
Total distributions	(17,913,373)	(13,395,062)	(77,919)	(1,429,779)	(37,926,979)	(38,361,855)
From Fund share transactions	32,616,116	(17,102,047)	(1,043,972)	(59,820,386)	(21,061,999)	91,308,131
Total increase (decrease)	19,140,113	6,454,169	3,212,363	(52,549,789)	40,256,468	143,278,979

Net assets

Beginning of period	462,155,996	455,701,827	36,978,530	89,528,319	998,668,244	855,389,265
End of period	$481,296,109	$462,155,996	$40,190,893	$36,978,530	$1,038,924,712	$998,668,244

Undistributed net investment income (loss)	$1,420,352	$2,603,061	($31,694)	—	($488,560)	($2,324,106)

1 Class NAV shares were terminated on 4-16-12.

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Statements of Changes in Net Assets

	Mid Cap Value Equity
	Fund		Mid Cap Value Index Fund		Mid Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12[1]	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$376,019	$1,340,935	$353,853	$1,136,792	$4,507,170	$4,548,457
Net realized gain (loss)	11,001,188	16,154,778	797,635	1,439,502	15,492,476	27,836,352
Change in net unrealized appreciation (depreciation)	196,184	(5,854,986)	3,569,150	7,289,923	55,287,057	30,464,857
Increase (decrease) in net assets resulting from
operations	11,573,391	11,640,727	4,720,638	9,866,217	75,286,703	62,849,666
Distributions to shareholders
From net investment income
Class 1	—	—	(721,345)	(475,060)	—	—
Class NAV	(1,109,748)	(1,186,616)	—	(899,785)	(7,337,684)	(4,333,930)
From net realized gain
Class 1	—	—	(427,746)	—	—	—
Class NAV	(15,086,834)	(8,458,566)	—	—	(26,391,979)	(62,568,593)
Total distributions	(16,196,582)	(9,645,182)	(1,149,091)	(1,374,845)	(33,729,663)	(66,902,523)
From Fund share transactions	8,923,964	(60,279,608)	1,355,811	(59,415,221)	(4,974,417)	214,677,340
Total increase (decrease)	4,300,773	(58,284,063)	4,927,358	(50,923,849)	36,582,623	210,624,483

Net assets

Beginning of period	73,690,379	131,974,442	32,031,747	82,955,596	599,202,297	388,577,814
End of period	$77,991,152	$73,690,379	$36,959,105	$32,031,747	$635,784,920	$599,202,297

Undistributed net investment income (loss)	$98,948	$832,677	$77,368	$444,860	($1,055,809)	$1,774,705

					Real Estate Securities
	Mutual Shares Fund		Real Estate Equity Fund		Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$2,950,727	$7,123,927	$2,345,209	$2,311,957	$8,423,811	$7,557,909
Net realized gain (loss)	9,314,922	(1,610,414)	3,293,164	11,488,642	27,393,495	39,189,279
Change in net unrealized appreciation (depreciation)	23,116,935	40,930,093	1,226,654	20,459,820	(15,542,575)	42,118,662
Increase (decrease) in net assets resulting from
operations	35,382,584	46,443,606	6,865,027	34,260,419	20,274,731	88,865,850
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(9,064,714)	(5,686,937)
Class NAV	(8,636,693)	(4,616,129)	(2,633,312)	(2,778,944)	—	—
From net realized gain
Class 1	—	—	—	—	(48,020,137)	(22,723,474)
Class NAV	—	(5,301,809)	—	—	—	—
Total distributions	(8,636,693)	(9,917,938)	(2,633,312)	(2,778,944)	(57,084,851)	(28,410,411)
From Fund share transactions	(18,028,413)	(110,124,205)	9,510,411	(6,183,930)	40,353,273	55,530,107
Total increase (decrease)	8,717,478	(73,598,537)	13,742,126	25,297,545	3,543,153	115,985,546

Net assets

Beginning of period	375,185,537	448,784,074	206,196,848	180,899,303	557,448,617	441,463,071
End of period	$383,903,015	$375,185,537	$219,938,974	$206,196,848	$560,991,770	$557,448,617

Undistributed net investment income (loss)	$2,925,951	$8,611,917	$663,912	$952,015	$3,633,890	$4,274,793

1 Class NAV shares were terminated on 4-16-12.

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Statements of Changes in Net Assets

					Science &
					Technology
	Real Return Bond Fund		Redwood Fund		Fund
	Six months		Six months
	ended		ended		Period ended
	2/28/13	Year ended	2/28/13	Period ended	2/28/13[2]
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12[1]	(Unaudited)

From operations
Net investment income (loss)	$3,265,700	$15,402,976	$2,516,401	$1,447,404	$86,801
Net realized gain (loss)	4,056,387	32,621,439	(36,112)	(2,276,837)	(420,183)
Change in net unrealized appreciation (depreciation)	(558,383)	17,350,601	13,223,627	26,378,187	(3,262,502)
Increase (decrease) in net assets resulting from
operations	6,763,704	65,375,016	15,703,916	25,548,754	(3,595,884)
Distributions to shareholders
From net investment income
Class 1	(3,557,718)	(4,637,617)	—	—	—
Class NAV	(10,918,429)	(17,607,441)	(3,888,334)	(414,661)	—
From net realized gain
Class 1	(4,024,887)	(7,410,735)	—	—	—
Class NAV	(12,386,323)	(28,505,008)	(5,814,949)	(628,020)	—
Total distributions	(30,887,357)	(58,160,801)	(9,703,283)	(1,042,681)	—
From Fund share transactions	57,537,917	33,524,363	52,716,615	403,559,211	216,644,219
Total increase (decrease)	33,414,264	40,738,578	58,717,248	428,065,284	213,048,335

Net assets

Beginning of period	682,241,452	641,502,874	428,065,284	—	—
End of period	$715,655,716	$682,241,452	$486,782,532	$428,065,284	$213,048,335

Undistributed net investment income (loss)	($2,685,220)	$8,525,227	($337,517)	$1,034,416	$86,801

	Short Term Government				Small Cap Opportunities
	Income Fund		Small Cap Growth Fund		Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$654,087	$1,582,267	$108,567	($1,043,618)	$848,049	$213,643
Net realized gain (loss)	24,785	471,554	7,052,114	7,505,599	7,158,238	13,083,495
Change in net unrealized appreciation (depreciation)	(407,070)	52,316	5,862,419	9,639,647	15,567,719	6,669,442
Increase (decrease) in net assets resulting from
operations	271,802	2,106,137	13,023,100	16,101,628	23,574,006	19,966,580
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(261,564)	(136,492)
Class NAV	(1,683,312)	(3,018,767)	—	—	(552,589)	(273,751)
From net realized gain
Class 1	—	—	—	—	(861,085)	—
Class NAV	—	—	(8,882,671)	(33,773,765)	(1,667,655)	—
Total distributions	(1,683,312)	(3,018,767)	(8,882,671)	(33,773,765)	(3,342,893)	(410,243)
From Fund share transactions	38,388,485	50,077,819	5,373,652	5,324,078	(9,723,277)	(15,900,694)
Total increase (decrease)	36,976,975	49,165,189	9,514,081	(12,348,059)	10,507,836	3,655,643

Net assets

Beginning of period	188,695,140	139,529,951	138,110,797	150,458,856	155,110,063	151,454,420
End of period	$225,672,115	$188,695,140	$147,624,878	$138,110,797	$165,617,899	$155,110,063

Undistributed net investment income (loss)	($476,867)	$552,358	($543,935)	($652,502)	$116,396	$82,500

1 Period from 9-29-11 (inception date) to 8-31-12.
2 Period from 2-14-13 (inception date) to 2-28-13.

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Statements of Changes in Net Assets

			Small Company Growth		Small Company Value
	Small Cap Value Fund		Fund		Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$734,073	$1,569,830	$171,143	($102,336)	$3,071,398	$2,777,351
Net realized gain (loss)	6,483,523	11,496,520	3,792,196	9,680,848	8,880,205	8,413,645
Change in net unrealized appreciation (depreciation)	11,371,457	5,238,720	11,048,147	4,390,086	39,713,695	28,564,848
Increase (decrease) in net assets resulting from
operations	18,589,053	18,305,070	15,011,486	13,968,598	51,665,298	39,755,844
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(2,160,242)	(948,971)
Class NAV	(1,674,157)	(562,297)	(185,338)	—	(4,365,207)	(1,910,239)
From net realized gain
Class NAV	(11,908,469)	(10,422,129)	(3,262,621)	—	—	—
Total distributions	(13,582,626)	(10,984,426)	(3,447,959)	—	(6,525,449)	(2,859,210)
From Fund share transactions	5,855,617	(30,265,712)	(4,743,635)	(17,969,718)	(21,391,718)	(44,970,778)
Total increase (decrease)	10,862,044	(22,945,068)	6,819,892	(4,001,120)	23,748,131	(8,074,144)

Net assets

Beginning of period	125,637,580	148,582,648	105,423,237	109,424,357	322,033,619	330,107,763
End of period	$136,499,624	$125,637,580	$112,243,129	$105,423,237	$345,781,750	$322,033,619

Undistributed net investment income (loss)	$39,604	$979,688	($236,633)	($222,438)	($2,786,718)	$667,333

	Smaller Company Growth				Strategic Equity
	Fund		Spectrum Income Fund		Allocation Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12[1]

From operations
Net investment income (loss)	$127,549	($487,570)	$17,297,952	$40,458,333	$30,950,109	$20,704,348
Net realized gain (loss)	5,175,701	5,480,550	19,830,153	16,640,200	17,826,817	(5,466,913)
Change in net unrealized appreciation (depreciation)	6,398,623	5,480,933	(920,504)	28,288,926	293,916,602	57,138,320
Increase (decrease) in net assets resulting from
operations	11,701,873	10,473,913	36,207,601	85,387,459	342,693,528	72,375,755
Distributions to shareholders
From net investment income
Class NAV	—	—	(20,772,681)	(49,987,872)	(42,820,065)	—
From net realized gain
Class NAV	(7,965,416)	(25,396,482)	(695,858)	—	(2,142,972)	—
Total distributions	(7,965,416)	(25,396,482)	(21,468,539)	(49,987,872)	(44,963,037)	—
From Fund share transactions	8,012,586	2,909,997	(20,066,890)	29,198,216	514,647,958	3,062,820,502
Total increase (decrease)	11,749,043	(12,012,572)	(5,327,828)	64,597,803	812,378,449	3,135,196,257

Net assets

Beginning of period	97,909,065	109,921,637	1,058,689,804	994,092,001	3,135,196,257	—
End of period	$109,658,108	$97,909,065	$1,053,361,976	$1,058,689,804	$3,947,574,706	$3,135,196,257

Undistributed net investment income (loss)	($202,250)	($329,799)	$4,461,198	$7,935,927	$8,522,885	$20,392,841

1 Period from 4-13-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Statements of Changes in Net Assets

	Total Return Fund		U.S. High Yield Bond Fund		Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/13	Year ended	2/28/13	Year ended	2/28/13	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/12	(Unaudited)	8/31/12	(Unaudited)	8/31/12

From operations
Net investment income (loss)	$21,725,632	$56,311,300	$20,870,562	$41,126,594	$868,895	$1,693,730
Net realized gain (loss)	13,868,851	66,541,075	5,867,559	5,625,877	8,533,162	19,261,956
Change in net unrealized appreciation (depreciation)	16,726,840	50,982,955	1,352,508	21,919,720	11,521,061	6,281,227
Increase (decrease) in net assets resulting from
operations	52,321,323	173,835,330	28,090,629	68,672,191	20,923,118	27,236,913
Distributions to shareholders
From net investment income
Class 1	(8,927,586)	(9,437,545)	(3,226,707)	(5,527,134)	—	—
Class NAV	(44,846,203)	(50,851,740)	(18,935,155)	(36,671,272)	(1,794,250)	(1,684,667)
From net realized gain
Class 1	(9,652,563)	(1,511,589)	(1,185,065)	(1,081,081)	—	—
Class NAV	(48,056,048)	(8,076,581)	(6,883,096)	(7,013,407)	(17,200,764)	(14,053,155)
Total distributions	(111,482,400)	(69,877,455)	(30,230,023)	(50,292,894)	(18,995,014)	(15,737,822)
From Fund share transactions	187,896,500	56,887,780	49,405,321	115,311,344	8,655,539	(26,418,882)
Total increase (decrease)	128,735,423	160,845,655	47,265,927	133,690,641	10,583,643	(14,919,791)

Net assets

Beginning of period	2,443,524,166	2,282,678,511	659,176,693	525,486,052	145,120,311	160,040,102
End of period	$2,572,259,589	$2,443,524,166	$706,442,620	$659,176,693	$155,703,954	$145,120,311

Undistributed net investment income (loss)	$3,027,962	$35,076,119	$6,136,481	$7,427,781	$213,348	$1,138,703

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Statement of Cash Flows — February 28, 2013 (Unaudited)

Real Return Bond Fund
Cash flows from operating activities

Net increase in net assets from operations	$6,763,704
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(169,034,839)
Long-term investments sold	131,578,762
Increase in short-term investments	(3,134,151)
Net amortization of premium (discount)	1,989,558
Increase in foreign currency	(44,695)
Increase in cash collateral for swap contracts	(9,000)
Increase in receivable for investments sold	(2,770,281)
Increase in unrealized appreciation/depreciation for forward foreign currency exchange contracts	(3,213,148)
Decrease in dividends and interest receivable	32,922
Decrease in unrealized appreciation/depreciation of swap contracts	51,252
Decrease in receivable for futures variation margin	59,896
Decrease in other assets	27,242
Increase in payable for collateral held by Portfolio	2,128,158
Decrease in payable for written options	(533,917)
Increase in payable to affiliates	2,518
Decrease in other liabilities and accrued expenses	(12,169)
Net change in unrealized (appreciation) depreciation on investments	558,383
Net realized gain on investments	(4,696,913)
Net currency gain on investments	(48,363)

Net cash used in operating activities	($40,305,081)

Cash flows from financing activities

Borrowings under sale-buybacks	$882,323,549
Repayments of sale-buybacks	(882,163,785)
Increase in payable for sale-buybacks	11,943,962
Portfolio shares sold	57,651,445
Portfolio shares repurchased	(31,000,885)
Decrease in receivable for Portfolio shares sold	357,896
Increase in payable for Portfolio shares repurchased	350,694

Net cash provided by financing activities	$39,462,876

Effects of foreign exchange rates on cash	$774,357

Net decrease in cash	($67,848)

Cash at beginning of period	$130,064

Cash at end of period	$62,216

Supplemental disclosure of cash flow information:

Cash paid for interest	$129,114

Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	($30,887,357)

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Active Bond Fund

CLASS 1

02-28-2013[3]	10.48	0.17	0.13	0.30	(0.20)	(0.04)	—	(0.24)	10.54	2.88[4]	0.68[5]	0.68[5]	3.21[5]	76	44
08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68	0.68	3.45	65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88	0.69	0.69	5.26	43	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68	0.71	0.71	6.10	33	90
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72	0.72	0.72	4.97	33	133

CLASS NAV

02-28-2013[3]	10.47	0.17	0.13	0.30	(0.20)	(0.04)	—	(0.24)	10.53	2.91[4]	0.63[5]	0.63[5]	3.25[5]	1,646	44
08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63	0.63	3.49	1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83	0.64	0.64	5.30	788	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73	0.66	0.66	6.15	540	90
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88	0.67	0.67	5.02	554	133

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

All Cap Core Fund

CLASS NAV

02-28-2013[3]	9.68	0.09	1.08	1.17	(0.14)	—	—	(0.14)	10.71	12.23[4]	0.82[5]	0.81[5]	1.80[5]	543	88
08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78	0.81	0.81	1.19	530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73	0.81	0.81	1.01	516	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[6]	—	(0.13)	7.21	(20.07)	0.83	0.83	1.52	472	186
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)	0.80	0.80	1.14	711	239

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

All Cap Value Fund

CLASS 1

02-28-2013[3]	10.95	0.05	1.38	1.43	(0.10)	—	—	(0.10)	12.28	13.09[4]	0.85[5]	0.85[5]	0.93[5]	103	30
08-31-2012	10.91	0.10	0.73	0.83	(0.07)	(0.72)	—	(0.79)	10.95	8.04	0.86	0.86	0.89	99	99
08-31-2011	9.78	0.07	1.65	1.72	(0.05)	(0.54)	—	(0.59)	10.91	17.31	0.87	0.87	0.60	101	59
08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70	0.92	0.92	0.25	83	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)	0.96	0.96	0.67	84	75
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)	0.97	0.97	0.73	25	76

CLASS NAV

02-28-2013[3]	10.89	0.06	1.37	1.43	(0.10)	—	—	(0.10)	12.22	13.22[4]	0.80[5]	0.80[5]	0.98[5]	705	30
08-31-2012	10.86	0.10	0.72	0.82	(0.07)	(0.72)	—	(0.79)	10.89	8.04	0.81	0.81	0.96	684	99
08-31-2011	9.74	0.08	1.63	1.71	(0.05)	(0.54)	—	(0.59)	10.86	17.34	0.82	0.82	0.67	594	59
08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77	0.87	0.87	0.32	339	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)	0.91	0.91	0.48	264	75
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)	0.92	0.92	0.78	69	76

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Fund

CLASS NAV

02-28-2013[3]	10.66	0.04	1.38	1.42	(0.10)	(0.54)	—	(0.64)	11.44	13.81[4]	1.01[5]	1.01[5]	0.74[5]	1,241	67
08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01	1.01	0.59	1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	1.02	1.01	0.26	1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01	1.04	1.04	0.28	1,113	171
08-31-2009	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[4]	1.08[5]	1.08[5]	0.42[5]	671	202

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Asia Total Return Bond Fund

CLASS NAV

02-28-2013[3,4]	10.00	0.02	(0.06)	(0.04)	—	—	—	—	9.96	(0.40)[5]	0.89[6]	0.86[6]	1.95[6]	406	3

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. The inception date for Class NAV shares is 1-16-13. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Blue Chip Growth Fund

CLASS 1

02-28-2013[3]	24.09	0.05	1.70	1.75	(0.06)	—	—	(0.06)	25.78	7.30[4]	0.86[5]	0.83[5]	0.44[5]	637	19
08-31-2012	20.63	0.03	3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87	0.86	0.83	0.12	606	27
08-31-2011	16.31	0.01	4.31	4.32	—[6]	—	—	—[6]	20.63	26.51	0.86	0.82	0.03	489	40
08-31-2010	15.60	—[6]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65	0.88	0.84	0.03	405	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)	0.90	0.87	0.19	153	59
08-31-2008	20.98	0.05	(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)	0.89	0.86	0.26	192	44

CLASS NAV

02-28-2013[3]	24.07	0.06	1.71	1.77	(0.08)	—	—	(0.08)	25.76	7.35[4]	0.81[5]	0.78[5]	0.49[5]	1,593	19
08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89	0.81	0.78	0.17	1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70	0.83	0.79	0.05	1,460	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)	0.85	0.82	0.25	1,262	59
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)	0.84	0.81	0.29	1,850	44

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Capital Appreciation Fund

CLASS 1

02-28-2013[3]	12.87	0.03	0.64	0.67	(0.04)	—	—	(0.04)	13.50	5.20[4]	0.79[5]	0.78[5]	0.49[5]	429	23
08-31-2012	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78	0.78	0.11	439	52
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27	0.79	0.79	0.19	321	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)	0.81	0.81	0.32	53	78
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)	0.80	0.80	0.34	61	85

CLASS NAV

02-28-2013[3]	12.89	0.04	0.62	0.66	(0.04)	—	—	(0.04)	13.51	5.17[4]	0.74[5]	0.73[5]	0.54[5]	1,425	23
08-31-2012	11.45	0.02	1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73	0.73	0.15	1,410	52
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31	0.74	0.74	0.20	1,194	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)	0.76	0.76	0.36	1,091	78
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)	0.75	0.75	0.41	973	85

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Capital Appreciation Value Fund

CLASS NAV

02-28-2013[3]	11.22	0.08	0.85	0.93	(0.16)	(0.41)	—	(0.57)	11.58	8.58[4]	0.84[5]	0.80[5]	1.43[5]	2,041	43
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75	0.86	0.83	1.48	1,953	84
08-31-2011[6]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4]	0.92[5]	0.88[5]	1.23[5]	433	44

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 1-6-11.

Core Bond Fund

CLASS 1

02-28-2013[3]	13.64	0.10	0.05	0.15	(0.15)	(0.49)	—	(0.64)	13.15	1.10[4]	0.68[5]	0.67[5]	1.44[5]	85	162
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41	0.68	0.68	1.93	76	362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99	0.69	0.69	3.09	14	496
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71	0.76	0.76	4.20	10	571
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43	0.80	0.80	4.46	4	395

CLASS NAV

02-28-2013[3]	13.62	0.10	0.05	0.15	(0.15)	(0.49)	—	(0.64)	13.13	1.12[4]	0.63[5]	0.62[5]	1.49[5]	595	162
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39	0.63	0.63	2.06	559	362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13	0.64	0.64	3.11	564	496
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69	0.71	0.71	4.29	411	571
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49	0.75	0.75	4.51	267	395

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Core Diversified Growth & Income Portfolio

CLASS 1

02-28-2013[3]	10.15	0.11[4]	0.54	0.65	(0.16)	(0.54)	—	(0.70)	10.10	6.73[5]	0.24[6]	0.12[6,7]	2.21[4,6]	36	7
08-31-2012	9.41	0.17[4]	0.81	0.98	(0.21)	(0.03)	—	(0.24)	10.15	10.66	0.26	0.12[7]	1.75[4]	33	58
08-31-2011	8.84	0.20[4]	0.87	1.07	(0.18)	(0.32)	—	(0.50)	9.41	12.04	0.29	0.12[7]	2.06[4]	28	14
08-31-2010	8.50	0.20[4]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62	0.30	0.11[7]	2.24[4]	23	58
08-31-2009	9.75	0.25[4]	(1.39)[8]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)	1.04	0.06[7]	3.08[4]	12	6
08-31-2008[9]	10.00	0.02[4]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[5]	15.51[6]	0.08[6,7]	1.43[4,6]	1	—[10]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Recognition of net investment income by the Fund affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Funds was as follows: 0.32% – 0.63%, 0.33% – 0.63%, 0.34% – 0.56%, 0.48% –
1.17%, 0.49% – 1.31% and 0.49% – 1.13% for the years ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. 9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Core Fundamental Holdings Portfolio

CLASS 1

02-28-2013[3]	9.94	0.11[4]	0.44	0.55	(0.16)	(0.43)	—	(0.59)	9.90	5.71[5]	0.39[6]	0.12[6,7]	2.16[4,6]	16	9
08-31-2012	9.45	0.16[4]	0.68	0.84	(0.23)	(0.12)	—	(0.35)	9.94	9.12	0.45	0.12[7]	1.72[4]	15	49
08-31-2011	9.09	0.21[4]	0.77	0.98	(0.19)	(0.43)	—	(0.62)	9.45	10.85	0.44	0.12[7]	2.18[4]	12	30
08-31-2010	8.77	0.22[4]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83	0.47	0.11[7]	2.44[4]	12	69
08-31-2009	9.78	0.26[4]	(1.13)[8]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)	1.42	0.06[7]	3.12[4]	8	17
08-31-2008[9]	10.00	0.04[4]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[5]	15.48[6]	0.08[6,7]	2.21[4,6]	1	—[10]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.32% – 0.63%, 0.33% – 0.63%, 0.34% – 0.56%, 0.35%
– 0.56%, 0.37% – 0.51% and 0.32% – 0.50% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio. 9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Core Global Diversification Portfolio

CLASS 1

02-28-2013[3]	9.47	0.11[5]	0.52	0.63	(0.15)	(0.21)	—	(0.36)	9.74	6.72[9]	0.24[6]	0.12[6,7]	2.23[5,6]	36	22
08-31-2012	9.26	0.17[5]	0.32	0.49	(0.23)	(0.05)	—	(0.28)	9.47	5.58	0.25	0.12[7]	1.89[5]	34	53
08-31-2011	8.90	0.21[5]	0.61	0.82	(0.18)	(0.28)	—	(0.46)	9.26	9.20	0.25	0.12[7]	2.18[5]	30	17
08-31-2010	8.54	0.20[5]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91	0.33	0.11[7]	2.26[5]	24	60
08-31-2009	9.51	0.26[5]	(1.07)[8]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)	1.55	0.06[7]	3.33[5]	8	11
08-31-2008[4]	10.00	0.03[5]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[9]	15.70[6]	0.08[6,7]	1.92[5,6]	1	—[10]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. The inception date for Class 1 shares is 7-1-08. 5. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.33%
– 0.63%, 0.34% – 0.56%, 0.35% – 0.56%, 0.37% – 0.79% and 0.33% – 0.71% for the periods ended 2-28-13, 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Funds. 9. Not annualized. 10. Less than 1%.

Emerging Markets Debt Fund

CLASS A

02-28-2013[3]	10.46	0.27	0.41	0.68	(0.27)	(0.23)	—	(0.50)	10.64	6.61[4,5]	1.90[6]	1.35[6]	5.12[6]	13	139
08-31-2012	10.37	0.62	0.31	0.93	(0.64)	(0.20)	—	(0.84)	10.46	9.62[4]	1.99	1.35	6.12	13	191
08-31-2011	10.54	0.61	(0.03)	0.58	(0.68)	(0.07)	—	(0.75)	10.37	5.63[4]	1.82	1.35	5.82	12	123
08-31-2010[7]	10.00	0.34	0.58	0.92	(0.38)	—	—	(0.38)	10.54	9.36[4,5]	1.85	1.25	5.09	13	112

CLASS I

02-28-2013[3]	10.46	0.29	0.41	0.70	(0.29)	(0.23)	—	(0.52)	10.64	6.81[5]	1.51[6]	0.98[6]	5.49[6]	3	139
08-31-2012	10.37	0.66	0.31	0.97	(0.68)	(0.20)	—	(0.88)	10.46	10.06	1.64	0.95	6.52	3	191
08-31-2011	10.54	0.67	(0.04)	0.63	(0.73)	(0.07)	—	(0.80)	10.37	6.12	1.41	0.88	6.28	3	123
08-31-2010[7]	10.00	0.36	0.58	0.94	(0.40)	—	—	(0.40)	10.54	9.62[5]	1.51	0.88	5.47	3	112

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Does not reflect the effect of sales charges, if any. 5. Not annualized. 6. Annualized. 7. The inception date for Class A and Class I shares is 1-4-10.

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Equity-Income Fund

CLASS 1

02-28-2013[3]	15.59	0.17	1.68	1.85	(0.32)	—	—	(0.32)	17.12	11.98[4]	0.86[5]	0.83[5]	2.15[5]	311	8
08-31-2012	13.56	0.31	1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55	0.87	0.84	2.13	286	21
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66	0.89	0.86	1.84	140	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)	0.91	0.88	2.73	139	46
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)	0.89	0.86	2.06	163	30

CLASS NAV

02-28-2013[3]	15.57	0.18	1.68	1.86	(0.32)	—	—	(0.32)	17.11	12.10[4]	0.81[5]	0.78[5]	2.20[5]	1,292	8
08-31-2012	13.55	0.31	1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54	0.82	0.79	2.18	1,254	21
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80	0.84	0.81	1.94	981	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)	0.86	0.83	2.77	633	46
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)	0.84	0.81	2.14	774	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Fundamental Global Franchise Fund

CLASS A

02-28-2013[3]	10.55	0.02	1.02	1.04	(0.04)	—	—	(0.04)	11.55	9.89[4,8]	1.38[5]	1.38[5]	0.41[5]	—[6]	11
08-31-2012[7]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[4,8]	1.48[5]	1.48[5]	0.33[5]	—[6]	2

CLASS I

02-28-2013[3]	10.55	0.04	1.03	1.07	(0.06)	—	—	(0.06)	11.56	10.22[4,8]	0.99[5]	0.99[5]	0.81[5]	—[6]	11
08-31-2012[7]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[4,8]	1.10[5]	1.10[5]	0.71[5]	—[6]	2

CLASS NAV

02-28-2013[3]	10.56	0.05	1.02	1.07	(0.07)	—	—	(0.07)	11.56	10.14[4,8]	0.89[5]	0.89[5]	0.91[5]	407	11
08-31-2012[7]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60[4,8]	0.99[5]	0.99[5]	0.95[5]	371	2

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Class A, Class I and Class NAV shares is 6-29-12. 8. Does not reflect the effect of sales charges, if any.

Fundamental Value Fund

CLASS NAV

02-28-2013[3]	15.70	0.16	1.55	1.71	(0.25)	—	—	(0.25)	17.16	11.00[4]	0.80[5]	0.80[5]	1.94[5]	1,084	4
08-31-2012	14.31	0.15	1.37	1.52	(0.13)	—	—	(0.13)	15.70	10.67	0.79	0.79	1.03	1,049	14
08-31-2011	12.66	0.15	1.66	1.81	(0.16)	—	—	(0.16)	14.31	14.26	0.80	0.80	1.02	1,530	18
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86	0.80	0.80	0.71	1,348	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)	0.81	0.81	1.19	1,299	36
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)	0.80	0.80	0.93	1,533	14

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Global Bond Fund

CLASS 1

02-28-2013[3,4]	12.83	0.13	(0.16)	(0.03)	(0.38)	—	—	(0.38)	12.42	(0.27)[5]	0.88[6]	0.88[6]	2.12[6]	87	34
08-31-2012[4]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86	0.86	2.67	92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42	0.86	0.86	2.31	76	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02	0.87	0.87	3.98	59	448
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73	0.88	0.88	4.28	74	975

CLASS NAV

02-28-2013[3,4]	12.80	0.14	(0.15)	(0.01)	(0.39)	—	—	(0.39)	12.40	(0.16)[5]	0.83[6]	0.83[6]	2.17[6]	652	34
08-31-2012[4]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81	0.81	2.73	654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45	0.81	0.81	2.35	730	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14	0.82	0.82	4.00	586	448
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81	0.83	0.83	4.37	509	975

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 41% and 156% for the periods ended 2-28-13 and 8-31-12, respectively. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005 and $0.02, the ratio of net investment income to average net assets by 0.01% and 0.16% and the ratio of expenses to average net assets by 0.01% and 0.01% for the periods ended 2-28-13 and 8-31-12, respectively. 5. Not annualized. 6. Annualized.

Global Real Estate Fund

CLASS NAV

02-28-2013[3]	7.93	0.08	0.82	0.90	(0.29)	—	—	(0.29)	8.54	11.51[4]	1.00[5]	0.99[5]	1.87[5]	530	52
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)	1.09	1.09	3.30	271	118
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)	1.07	1.07	1.95	608	68

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Health Sciences Fund

CLASS NAV

02-28-2013[3]	13.70	(0.03)	1.58	1.55	—	(0.48)	—	(0.48)	14.77	11.61[4]	1.09[5]	1.03[5]	(0.36)[5]	509	14
08-31-2012[6]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00[4]	1.12[5]	1.06[5]	(0.45)[5]	476	25

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-30-11.

Heritage Fund

CLASS NAV

02-28-2013[3]	7.68	0.02	0.51	0.53	(0.01)	(0.63)	—	(0.64)	7.57	7.43[4]	0.92[5]	0.92[5]	0.45[5]	140	34
08-31-2012	8.89	(0.02)	0.75	0.73	—	(1.94)	—	(1.94)	7.68	11.42	0.91	0.91	(0.27)	132	80
08-31-2011	7.31	(0.01)	1.88	1.87	—	(0.29)	—	(0.29)	8.89	25.44	0.90	0.90	(0.16)	167	102
08-31-2010	6.74	(0.03)	0.60	0.57	—	—	—	—	7.31	8.46	0.92	0.92	(0.37)	215	201
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)	0.98	0.98	(0.31)	223	189
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)	0.98	0.98	(0.52)	114	154

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

High Income Fund

CLASS NAV

02-28-2013[3]	7.60	0.29	0.60	0.89	(0.29)	—	—	(0.29)	8.20	11.87[4]	0.74[5]	0.74[5]	7.47[5]	435	48
08-31-2012	7.32	0.49	0.31	0.80	(0.52)	—	—	(0.52)	7.60	11.67	0.75	0.75	6.74	406	70
08-31-2011	7.82	0.57	(0.52)	0.05	(0.55)	—	—	(0.55)	7.32	0.01	0.73	0.73	6.71	346	55
08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61	0.71	0.71	10.11	509	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)	0.73	0.73	12.15	414	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)	0.72	0.72	8.80	447	53

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

High Yield Fund

CLASS 1

02-28-2013[3]	9.12	0.35	0.41	0.76	(0.35)	—	—	(0.35)	9.53	8.53[4]	0.76[5]	0.76[5]	7.55[5]	412	32
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76	0.76	7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92	0.75	0.75	9.09	82	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66	0.76	0.76	11.73	60	73
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)	0.75	0.75	8.98	43	59

CLASS NAV

02-28-2013[3]	9.05	0.35	0.40	0.75	(0.35)	—	—	(0.35)	9.45	8.51[4]	0.71[5]	0.71[5]	7.60[5]	609	32
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71	0.71	8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99	0.70	0.70	9.15	910	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62	0.71	0.71	12.18	906	73
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)	0.70	0.70	9.04	1,511	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

International Growth Opportunities Fund

CLASS NAV

02-28-2013[3]	10.27	—[4]	1.45	1.45	(0.02)	(0.02)	—	(0.04)	11.68	14.12[5]	1.00[6]	1.00[6]	(0.07)[6]	562	10
08-31-2012[7]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70[5]	1.08[6]	1.08[6]	0.77[6]	491	1

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. The inception date for Class NAV shares is 7-19-12.

International Growth Stock Fund

CLASS NAV

02-28-2013[3]	10.89	0.02	0.97	0.99	(0.11)	—	—	(0.11)	11.77	9.10[4]	0.93[5]	0.92[5]	0.35[5]	540	9
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	—[6]	—	(0.12)	10.89	3.87	0.96	0.96	1.43	428	30
08-31-2011[7]	10.00	0.19	0.43	0.62	(0.01)	—[6]	—	(0.01)	10.61	6.21[4]	0.99[5]	0.99[5]	1.79[5]	278	27

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. The inception date for Class NAV shares is 9-16-10.

International Small Cap Fund

CLASS 1

02-28-2013[3]	14.22	0.03	2.47	2.50	(0.25)	—	—	(0.25)	16.47	17.71[4]	1.19[5]	1.18[5]	0.37[5]	113	9
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22	1.20	1.72	98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73	1.22	1.22	1.00	125	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	1.23	1.23	2.16	116	49
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)	1.18	1.18	1.61	47	29

CLASS NAV

02-28-2013[3]	14.22	0.03	2.47	2.50	(0.26)	—	—	(0.26)	16.46	17.70[4]	1.14[5]	1.13[5]	0.42[5]	284	9
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17	1.15	1.82	250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78	1.17	1.17	1.11	154	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	1.18	1.18	2.43	120	49
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)	1.13	1.13	1.79	295	29

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

International Small Company Fund

CLASS NAV

02-28-2013[3]	7.59	0.03	1.18	1.21	(0.14)	—	—	(0.14)	8.66	16.01[4]	1.08[5]	1.07[5]	0.81[5]	285	4
08-31-2012	8.15	0.14	(0.55)	(0.41)	(0.15)	—	—	(0.15)	7.59	(4.87)	1.09	1.09	1.91	250	9
08-31-2011	7.08	0.14	1.08	1.22	(0.15)	—	—	(0.15)	8.15	17.11	1.09	1.09	1.61	191	14
08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87	1.12	1.12	1.11	151	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)	1.09	1.09	2.03	125	21
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)	1.10	1.10	1.66	404	11

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

International Value Fund

CLASS 1

02-28-2013[3]	12.98	0.04	1.76	1.80	(0.32)	—	—	(0.32)	14.46	13.90[4]	0.96[5]	0.96[5]	0.60[5]	244	12
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97	0.91	2.92	223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)	0.98	0.96	2.04	259	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)	0.98	0.96	2.69	294	26
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)	0.99	0.98	3.07	372	21

CLASS NAV

02-28-2013[3]	12.94	0.04	1.77	1.81	(0.33)	—	—	(0.33)	14.42	13.99[4]	0.91[5]	0.91[5]	0.64[5]	1,250	12
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92	0.86	3.07	1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)	0.93	0.91	2.19	900	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)	0.93	0.91	2.78	854	26
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)	0.94	0.92	2.94	1,053	21

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Investment Quality Bond Fund

CLASS 1

02-28-2013[3]	13.23	0.13	(0.01)	0.12	(0.17)	(0.32)	—	(0.49)	12.86	0.93[4]	0.68[5]	0.68[5]	2.08[5]	82	46
08-31-2012	12.59	0.30	0.69	0.99	(0.35)	—[6]	—	(0.35)	13.23	8.01	0.68	0.68	2.35	87	66
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38	0.71	0.71	3.98	79	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16	0.75	0.75	4.45	64	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—	—	(0.60)	11.62	4.52	0.76	0.76	4.61	54	81

CLASS NAV

02-28-2013[3]	13.22	0.14	(0.03)	0.11	(0.17)	(0.32)	—	(0.49)	12.84	0.87[4]	0.63[5]	0.63[5]	2.12[5]	400	46
08-31-2012	12.57	0.31	0.69	1.00	(0.35)	—[6]	—	(0.35)	13.22	8.16	0.63	0.63	2.39	375	66
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44	0.66	0.66	4.00	261	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23	0.70	0.70	4.47	122	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—	—	(0.61)	11.61	4.57	0.71	0.71	4.66	149	81

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Mid Cap Growth Index Fund

CLASS 1

02-28-2013[3]	11.90	0.02	1.44	1.46	(0.03)	—	—	(0.03)	13.33	12.26[4]	0.76[5]	0.66[5]	0.25[5]	40	21
08-31-2012	11.12	0.01	0.95	0.96	(0.01)	(0.17)	—	(0.18)	11.90	8.77	0.71	0.64	0.10	37	31
08-31-2011	8.82	—[6]	2.32	2.32	(0.02)	—	—	(0.02)	11.12	26.30	0.66	0.65	—[7]	36	56
08-31-2010[8]	10.00	—[6]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4]	0.84[5]	0.65[5]	0.04[5]	—[9]	42

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Less than 0.005%. 8. The inception date for Class 1 shares is 4-30-10. 9. Less than
$500,000.

Mid Cap Stock Fund

CLASS 1

02-28-2013[3]	17.68	0.03	1.76	1.79	—	(0.70)	—	(0.70)	18.77	10.33[4]	0.92[5]	0.92[5]	0.34[5]	310	58
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32	0.93	0.93	(0.23)	279	123
08-31-2009	16.90	—[6]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)	0.94	0.94	0.01	266	159
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)	0.93	0.93	(0.16)	379	125

CLASS NAV

02-28-2013[3]	17.74	0.03	1.77	1.80	—	(0.70)	—	(0.70)	18.84	10.35[4]	0.87[5]	0.87[5]	0.38[5]	729	58
08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—[6]	—	—	—[6]	13.64	9.40	0.88	0.88	(0.18)	508	123
08-31-2009	16.93	—[6]	(4.46)	(4.46)	—[6]	—	—	—[6]	12.47	(26.30)	0.89	0.89	0.04	447	159
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—[6]	(1.33)	—	(1.33)	16.93	(4.90)	0.88	0.88	(0.08)	348	125

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Mid Cap Value Equity Fund

CLASS NAV

02-28-2013[3]	9.41	0.05	1.31	1.36	(0.15)	(2.01)	—	(2.16)	8.61	16.54[4]	0.98[5]	0.97[5]	1.01[5]	78	33
08-31-2012	9.15	0.10	0.84	0.94	(0.08)	(0.60)	—	(0.68)	9.41	11.09	0.94	0.94	1.08	74	52
08-31-2011	7.88	0.06	1.27	1.33	(0.06)	—	—	(0.06)	9.15	16.79	0.93	0.93	0.61	132	61
08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85	0.92	0.92	0.87	149	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)	0.95	0.95	1.61	162	37
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)	0.97	0.97	0.69	91	53

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Mid Cap Value Index Fund

CLASS 1

02-28-2013[3]	11.09	0.12	1.49	1.61	(0.25)	(0.15)	—	(0.40)	12.30	14.83[4]	0.77[5]	0.66[5]	2.11[5]	37	16
08-31-2012	9.93	0.16	1.17	1.33	(0.17)	—	—	(0.17)	11.09	13.52	0.72	0.65	1.54	32	33
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.28	0.66	0.65	1.51	29	41
08-31-2010[6]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[4]	0.83[5]	0.65[5]	1.51[5]	—[7]	39

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 shares is 4-30-10. 7. Less than $500,000.

Mid Value Fund

CLASS NAV

02-28-2013[3]	13.05	0.10	1.54	1.64	(0.17)	(0.59)	—	(0.76)	13.93	12.96[4]	1.04[5]	0.98[5]	1.48[5]	636	16
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05	0.99	1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04	0.99	0.73	389	50
08-31-2010	12.61	0.26[6]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	1.05	1.00	1.93[6]	391	50
08-31-2009[7]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[4]	1.10[5]	1.05[5]	0.64[5]	301	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect special dividend received by the Fund which amounted to $0.18 and 1.35%, respectively. 7. The inception date for Class NAV shares is 1-2-09.

Mutual Shares Fund

CLASS NAV

02-28-2013[3]	11.47	0.09	1.01	1.10	(0.27)	—	—	(0.27)	12.30	9.76[4]	0.99[5]	0.98[5]	1.57[5]	384	14
08-31-2012	10.35	0.19	1.21	1.40	(0.13)	(0.15)	—	(0.28)	11.47	13.92	1.03	1.02	1.80	375	42
08-31-2011[6]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59[4]	1.05[5]	1.05[5]	1.51[5]	449	33

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-16-10.

Real Estate Equity Fund

CLASS NAV

02-28-2013[3]	9.60	0.11	0.18	0.29	(0.12)	—	—	(0.12)	9.77	3.03[4]	0.93[5]	0.89[5]	2.22[5]	220	6
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54	0.92	0.88	1.55	305	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)	0.93	0.90	3.81	209	75
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)	0.91	0.87	2.20	264	27

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Real Estate Securities Fund

CLASS 1

02-28-2013[3]	15.26	0.23	0.33	0.56	(0.26)	(1.38)	—	(1.64)	14.18	4.05[4]	0.79[5]	0.78[5]	3.14[5]	561	60
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)	0.84	0.84	3.30	75	119
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)	0.82	0.82	2.18	113	74

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Real Return Bond Fund

CLASS 1

02-28-2013[3,4]	13.18	0.06	0.06	0.12	(0.27)	(0.30)	—	(0.57)	12.73	0.90[5]	0.84[6]	0.83[6]	0.96[6]	164	17
08-31-2012[4]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81	0.81	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90	0.77	0.77	2.09	94	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99	0.79	0.79	3.59	60	628
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64	0.80	0.80	4.26	46	992

CLASS NAV

02-28-2013[3,4]	13.03	0.06	0.06	0.12	(0.27)	(0.30)	—	(0.57)	12.58	0.94[5]	0.79[6]	0.78[6]	0.93[6]	552	17
08-31-2012[4]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76	0.76	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99	0.72	0.72	2.15	991	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11	0.74	0.74	3.72	1,058	628
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63	0.75	0.75	4.30	819	992

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 128% and 321% for the periods ended 2-28-13 and 8-31-12, respectively. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.01 and $0.02, the ratio of net investment income to average net assets by 0.11% and 0.16% and the ratio of expenses to average net assets by 0.04% and 0.01% for the periods ended 2-28-13 and 8-31-12, respectively. 5. Not annualized. 6. Annualized.

Redwood Fund

CLASS NAV

02-28-2013[3]	10.78	0.06	0.32	0.38	(0.09)	(0.14)	—	(0.23)	10.93	3.58[4]	1.14[5]	1.14[5]	1.12[5]	487	42
08-31-2012[6]	10.00	0.04	0.77	0.81	(0.01)	(0.02)	—	(0.03)	10.78	8.09[4]	1.16[5]	1.16[5]	0.41[5]	428	95

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-29-11.

Science & Technology Fund

CLASS NAV

02-28-2013[3,4]	10.00	—[5]	(0.17)	(0.17)	—	—	—	—	9.83	(1.70)[6]	1.16[7]	1.12[7]	1.15[7]	213	8

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. The inception date for Class NAV shares is 2-14-13. 5. Less than $0.005 per share. 6. Not annualized. 7. Annualized.

Short Term Government Income Fund

CLASS NAV

02-28-2013[3]	10.07	0.03	(0.02)	0.01	(0.08)	—	—	(0.08)	10.00	0.11[5]	0.62[6]	0.63[6]	0.63[6]	226	26
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	0.64	0.63	0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	0.64	0.63[7]	1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78	0.68	0.64	1.22	136	137
08-31-2009[4]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[5]	1.21[6]	0.65[6]	2.02[6]	25	177

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. The inception date for Class NAV shares is 1-2-09. 5. Not annualized. 6. Annualized. 7. Includes the impact of expense recapture which amounted to less than 0.01% of average net assets. See Note 5.

Small Cap Growth Fund

CLASS NAV

02-28-2013[3]	8.59	0.01	0.75	0.76	—	(0.54)	—	(0.54)	8.81	9.39[4]	1.13[5]	1.12[5]	0.15[5]	148	60
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	1.12	1.12	(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	1.12	1.12	(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32	1.13	1.13	(0.75)	149	143
08-31-2009[6]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4]	1.18[5]	1.18[5]	(0.59)[5]	122	214

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-10-08.

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Small Cap Opportunities Fund

CLASS 1

02-28-2013[3]	22.72	0.12	3.48	3.60	(0.12)	(0.39)	—	(0.51)	25.81	16.03[4]	1.12[5]	1.03[5]	1.05[5]	59	10
08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76	1.12	1.03	0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90	1.12	1.04	(0.06)	48	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)	1.21	1.16	0.49	45	98
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)	1.11	1.11	1.62	25	81

CLASS NAV

02-28-2013[3]	22.63	0.13	3.46	3.59	(0.13)	(0.39)	—	(0.52)	25.70	16.06[4]	1.07[5]	0.98[5]	1.10[5]	107	10
08-31-2012	19.94	0.03	2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82	1.07	0.98	0.16	101	30
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93	1.06	0.97	0.16	94	34
08-31-2010	15.07	—[6]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98	1.07	0.99	(0.01)	105	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)	1.16	1.11	0.68	54	98
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)	1.06	1.06	1.68	97	81

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Small Cap Value Fund

CLASS NAV

02-28-2013[3]	16.57	0.09	2.28	2.37	(0.22)	(1.60)	—	(1.82)	17.12	15.12[4]	1.12[5]	1.11[5]	1.13[5]	136	9
08-31-2012	15.81	0.17	1.78	1.95	(0.06)	(1.13)	—	(1.19)	16.57	12.84	1.11	1.11	1.05	126	18
08-31-2011	13.72	0.10	2.75	2.85	(0.10)	(0.66)	—	(0.76)	15.81	20.54	1.11	1.11	0.61	149	16
08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72	1.14	1.14	0.51	131	22
08-31-2009[6]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00[4]	1.32[5]	1.32[5]	0.33[5]	79	9

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 12-16-08.

Small Company Growth Fund

CLASS NAV

02-28-2013[3]	14.76	0.02	2.12	2.14	(0.03)	(0.47)	—	(0.50)	16.40	14.79[4]	1.07[5]	1.07[5]	0.32[5]	112	9
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	1.08	1.08	(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	1.07	1.07	(0.44)	109	46
08-31-2010	9.51	(0.03)	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09	1.11	1.11	(0.31)[6]	116	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)	1.13	1.13	(0.24)	122	58
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)	1.10	1.10	(0.54)	169	38

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.02 and 0.22%, respectively.

Small Company Value Fund

CLASS 1

02-28-2013[3]	27.07	0.26	4.22	4.48	(0.56)	—	—	(0.56)	30.99	16.73[4]	1.13[5]	1.07[5]	1.82[5]	117	3
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	1.13	1.08	0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34	1.12	1.07	0.42	98	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)	1.13	1.08	0.77	101	23
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15	1.12	1.07	0.52	134	22

CLASS NAV

02-28-2013[3]	27.05	0.27	4.22	4.49	(0.58)	—	—	(0.58)	30.96	16.75[4]	1.08[5]	1.02[5]	1.88[5]	228	3
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	1.08	1.03	0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39	1.07	1.02	0.47	251	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)	1.08	1.03	0.84	262	23
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20	1.07	1.02	0.58	418	22

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Smaller Company Growth Fund

CLASS NAV

02-28-2013[3]	9.07	0.01	1.02	1.03	—	(0.74)	—	(0.74)	9.36	11.91[4]	1.16[5]	0.99[5]	0.25[5]	110	42
08-31-2012	10.72	(0.04)	0.86	0.82	—	(2.47)	—	(2.47)	9.07	10.17	1.16	1.02	(0.44)	98	83
08-31-2011	10.84	(0.07)	2.88	2.81	—	(2.93)	—	(2.93)	10.72	24.23	1.14	1.01	(0.54)	110	87
08-31-2010	10.38	(0.05)	0.51	0.46	—	—	—	—	10.84	4.43	1.13	1.00	(0.43)	116	86
08-31-2009[6]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80[4]	1.29[5]	1.17[5]	(0.47)[5]	158	70

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-7-08.

Spectrum Income Fund

CLASS NAV

02-28-2013[3]	11.06	0.18	0.19	0.37	(0.21)	(0.01)	—	(0.22)	11.21	3.38[4]	0.79[5]	0.76[5]	3.24[5]	1,053	38
08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52	0.79	0.76	3.86	1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58	0.79	0.76	4.55	837	79
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85	0.83	0.81	5.27	901	73
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06	0.86	0.83	4.62	1,065	67

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

Strategic Equity Allocation Fund

CLASS NAV

02-28-2013[3]	10.21	0.09	0.94	1.03	(0.13)	(0.01)	—	(0.14)	11.10	10.13[4]	0.67[5]	0.50[5]	1.78[5]	3,948	6
08-31-2012[6]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10[4]	0.68[5]	0.51[5]	1.93[5]	3,135	6

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 4-13-12.

Total Return Fund

CLASS 1

02-28-2013[3,4]	14.70	0.12	0.18	0.30	(0.32)	(0.33)	—	(0.65)	14.35	2.06[5]	0.78[6]	0.77[6]	1.70[6]	422	115
08-31-2012[4]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22	0.77	0.77	1.99	349	379
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65	0.78	0.78	3.81	234	289
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78	0.79	0.79	4.32	160	121

CLASS NAV

02-28-2013[3,4]	14.65	0.12	0.19	0.31	(0.32)	(0.33)	—	(0.65)	14.31	2.15[5]	0.73[6]	0.72[6]	1.74[6]	2,150	115
08-31-2012[4]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22	0.72	0.72	2.02	1,832	379
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75	0.73	0.73	3.91	1,547	289
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93	0.74	0.74	4.37	1,680	121

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-
buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 170% and 274% for the periods ended 2-28-2013 and 8-31-2012, respectively. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005 and $0.005, the ratio of net investment income to average net assets by 0.02% and 0.01% and the ratio of expenses to average net assets by less than 0.005% and 0.005% for the periods ended 2-28-13 and 8-31-12, respectively. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from			From		Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	capital	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid-in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	($)	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

U.S. High Yield Bond Fund

CLASS 1

02-28-2013[3]	12.83	0.39	0.14	0.53	(0.42)	(0.15)	—	(0.57)	12.79	4.23[4]	0.82[5]	0.81[5]	6.12[5]	101	25
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57	0.81	0.81	7.84	52	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40	0.82	0.82	9.59	34	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—[6]	—	(0.94)	12.09	1.25	0.82	0.82	7.43	6	59

CLASS NAV

02-28-2013[3]	12.82	0.39	0.14	0.53	(0.42)	(0.15)	—	(0.57)	12.78	4.26[4]	0.77[5]	0.76[5]	6.17[5]	605	25
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63	0.76	0.76	7.89	697	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46	0.77	0.77	9.56	743	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—[6]	—	(0.94)	12.09	1.31	0.77	0.77	7.48	523	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Value Fund

CLASS NAV

02-28-2013[3]	10.01	0.06	1.32	1.38	(0.13)	(1.23)	—	(1.36)	10.03	14.89[4]	0.78[5]	0.78[5]	1.17[5]	156	13
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40	0.80	0.80	1.02	145	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)	0.87	0.87	1.24	122	59
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)	1.08	0.99	0.79	26	76

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 2-28-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Notes to Financial Statements

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the Funds) fifty-one of which are presented in this report.

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, state registration fees, printing and postage and transfer agent fees for each class may differ. Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments.

The accounting policies of the underlying funds of the Funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 or online at jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C.

Asia Total Return Bond Fund commenced operations on January 16, 2013 and Science & Technology Fund commenced operations on February 14, 2013.

Effective November 2, 2012, International Opportunities Fund was liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Funds’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Small Company Growth Fund are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Value Fund, Mid Cap Growth Index Fund, Real Estate Securities Fund, Redwood Fund, Small Cap Growth Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes, which are categorized as Level 2.

All investments for Small Company Value Fund are categorized as Level 1 under the hierarchy described above, except for preferred securities, which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

All investments for Emerging Markets Debt Fund are categorized as Level 2 under the hierarchy described above.

All investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

318

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the Funds’ investments as of February 28, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Active Bond Fund

U.S. Government & Agency Obligations	$504,116,255	—	$504,116,255	—
Foreign Government Obligations	1,351,343	—	1,351,343	—
Corporate Bonds	705,777,346	—	704,344,307	$1,433,039
Capital Preferred Securities	15,912,603	—	15,912,603	—
Convertible Bonds	524,470	—	524,470	—
Term Loans	4,880,280	—	4,880,280	—
Municipal Bonds	2,948,244	—	2,948,244	—
Collateralized Mortgage Obligations	358,970,135	—	357,002,391	1,967,744
Asset Backed Securities	61,212,127	—	61,212,127	—
Common Stocks	14,957	—	17	14,940
Preferred Securities	12,177,373	$10,779,182	1,105,781	292,410
Escrow Certificates	288,400	—	288,400	—
Securities Lending Collateral	2,825,296	2,825,296	—	—
Short-Term Investments	219,250,425	205,966,425	13,284,000	—

Total Investments in Securities	$1,890,249,254	$219,570,903	$1,666,970,218	$3,708,133
Other Financial Instruments:
Futures	$399	$399	—	—

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$208,457,533	$190,180,937	$18,276,596	—
Consumer Staples	57,757,254	52,474,919	5,282,335	—
Energy	131,408,880	113,707,940	17,700,940	—
Financials	186,674,285	162,963,927	23,710,358	—
Health Care	159,625,307	137,600,944	22,024,363	—
Industrials	167,056,138	149,570,626	17,485,512	—
Information Technology	183,537,339	178,317,116	5,220,223	—
Materials	73,156,130	65,102,465	7,282,891	$770,774
Telecommunication Services	6,090,917	5,842,759	248,158	—
Utilities	11,922,035	11,922,035	—	—
Securities Lending Collateral	175,585,557	175,585,557	—	—
Short-Term Investments	61,500,000	—	61,500,000	—

Total Investments in Securities	$1,422,771,375	$1,243,269,225	$178,731,376	$770,774

Asia Total Return Bond Fund

Foreign Government Obligations
Australia	$30,854,520	—	$30,854,520	—
China	10,357,962	—	10,357,962	—
Indonesia	13,360,073	—	13,360,073	—
Malaysia	18,517,650	—	18,517,650	—
New Zealand	5,600,497	—	5,600,497	—
Philippines	19,384,178	—	19,384,178	—
Singapore	5,559,838	—	5,559,838	—
South Korea	23,916,277	—	23,916,277	—
Thailand	11,049,515	—	11,049,515	—
Corporate Bonds
Australia	10,608,307	—	10,608,307	—
Canada	2,392,970	—	2,392,970	—
Cayman Islands	14,311,539	—	14,311,539	—
China	22,700,795	—	22,700,795	—
Germany	4,456,253	—	4,456,253	—
Hong Kong	29,088,569	—	29,088,569	—
Indonesia	19,924,498	—	19,924,498	—
Japan	4,943,957	—	4,943,957	—
Luxembourg	7,009,298	—	7,009,298	—
Malaysia	19,747,491	—	19,747,491	—
Netherlands	4,291,656	—	4,291,656	—
Philippines	1,040,334	—	1,040,334	—
Singapore	25,491,397	—	25,491,397	—

319

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Asia Total Return Bond Fund (continued)

South Korea	$4,018,372	—	$4,018,372	—
Thailand	8,274,071	—	8,274,071	—
United Kingdom	11,518,073	—	3,234,322	$8,283,751
United States	32,837,796	—	30,160,818	2,676,978
Virgin Islands	10,073,401	—	10,073,401	—
Capital Preferred Securities	6,390,000	—	6,390,000	—

Total Investments in Securities	$377,719,287	—	$366,758,558	$10,960,729
Other Financial Instruments:
Forward Foreign Currency Contracts	$190,761	—	$190,761	—

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$524,833,073	$524,833,073	—	—
Consumer Staples	46,915,262	46,239,023	$676,239	—
Energy	116,002,823	116,002,823	—	—
Financials	167,163,138	167,163,138	—	—
Health Care	283,883,099	283,883,099	—	—
Industrials	316,742,348	316,742,348	—	—
Information Technology	599,828,379	577,670,554	22,157,825	—
Materials	103,400,114	103,400,114	—	—
Telecommunication Services	49,467,052	49,467,052	—	—
Short-Term Investments	17,335,517	17,335,517	—	—

Total Investments in Securities	$2,225,570,805	$2,202,736,741	$22,834,064	—

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$374,911,238	$319,409,373	$55,501,865	—
Consumer Staples	121,384,460	113,933,751	7,450,709	—
Energy	77,761,563	77,761,563	—	—
Financials	60,021,933	60,021,933	—	—
Health Care	334,523,014	334,523,014	—	—
Industrials	175,949,790	175,949,790	—	—
Information Technology	648,072,322	638,471,775	9,600,547	—
Materials	39,968,276	39,968,276	—	—
Telecommunication Services	21,310,356	21,310,356	—	—
Short-Term Investments	7,730,770	7,730,770	—	—

Total Investments in Securities	$1,861,633,722	$1,789,080,601	$72,553,121	—

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$193,692,882	$193,692,882	—	—
Consumer Staples	147,355,521	144,492,218	$2,863,303	—
Energy	63,506,517	63,506,517	—	—
Financials	209,878,076	209,878,076	—	—
Health Care	190,810,932	190,810,932	—	—
Industrials	165,779,129	165,779,129	—	—
Information Technology	190,726,451	190,726,451	—	—
Materials	10,921,655	10,921,655	—	—
Utilities	48,216,694	48,216,694	—	—
Preferred Securities
Consumer Discretionary	5,538,702	5,538,702	—	—
Consumer Staples	1,733,469	—	1,733,469	—
Financials	11,354,450	11,354,450	—	—
Utilities	8,891,695	8,891,695	—	—
Corporate Bonds
Consumer Discretionary	38,108,159	—	38,108,159	—
Consumer Staples	28,511,386	—	28,511,386	—
Energy	49,002,727	—	49,002,727	—
Financials	27,174,279	—	27,174,279	—
Health Care	4,364,245	—	4,364,245	—
Industrials	22,869,420	—	22,869,420	—
Information Technology	1,713,646	—	1,713,646	—
Materials	3,818,685	—	3,818,685	—

320

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Capital Appreciation Value Fund (continued)

Telecommunication Services	$44,024,647	—	$44,024,647	—
Utilities	13,127,816	—	13,127,816	—
Convertible Bonds
Energy	1,208,661	—	1,208,661	—
Industrials	8,022,700	—	8,022,700	—
Information Technology	13,326,406	—	13,326,406	—
Telecommunication Services	363,298	—	363,298	—
Term Loans
Consumer Discretionary	84,899,232	—	84,899,232	—
Consumer Staples	2,173,103	—	2,173,103	—
Energy	986,085	—	986,085	—
Financials	1,615,837	—	1,615,837	—
Health Care	1,714,068	—	1,714,068	—
Industrials	3,784,979	—	3,784,979	—
Telecommunication Services	35,667,369	—	35,667,369	—
Collateralized Mortgage Obligations	103,421,086	—	103,421,086	—
Asset Backed Securities	13,593,049	—	13,593,049	—
Short-Term Investments	283,802,583	$279,315,426	4,487,157	—

Total Investments in Securities	$2,035,699,639	$1,523,124,827	$512,574,812	—
Other Financial Instruments:
Written Options	($3,735,777)	($3,735,777)	—	—

Core Bond Fund

U.S. Government & Agency Obligations	$353,764,608	—	$353,764,608	—
Foreign Government Obligations	9,479,659	—	9,479,659	—
Corporate Bonds	164,537,805	—	164,537,805	—
Municipal Bonds	7,951,516	—	7,951,516	—
Collateralized Mortgage Obligations	60,454,704	—	59,237,544	$1,217,160
Asset Backed Securities	113,182,537	—	107,780,995	5,401,542
Short-Term Investments	67,311,600	$67,311,600	—	—

Total Investments in Securities	$776,682,429	$67,311,600	$702,752,127	$6,618,702

Equity-Income Fund

Common Stocks
Consumer Discretionary	$175,445,344	$170,463,059	$4,982,285	—
Consumer Staples	90,672,628	90,672,628	—	—
Energy	225,719,513	225,719,513	—	—
Financials	320,384,095	320,384,095	—	—
Health Care	117,412,739	117,412,739	—	—
Industrials	221,191,559	221,191,559	—	—
Information Technology	140,504,370	140,504,370	—	—
Materials	75,331,241	75,331,241	—	—
Telecommunication Services	61,679,794	52,654,875	9,024,919	—
Utilities	91,373,592	91,373,592	—	—
Preferred Securities
Consumer Discretionary	8,892,833	8,892,833	—	—
Securities Lending Collateral	173,674,729	173,674,729	—	—
Short-Term Investments	74,006,416	74,006,416	—	—

Total Investments in Securities	$1,776,288,853	$1,762,281,649	$14,007,204	—

Fundamental Global Franchise Fund

Common Stocks
Belgium	$14,433,308	—	$14,433,308	—
China	11,602,813	—	11,602,813	—
France	21,458,040	—	21,458,040	—
Germany	25,586,095	—	25,586,095	—
Ireland	14,635,695	—	14,635,695	—
Netherlands	13,180,026	—	13,180,026	—
Switzerland	26,469,050	—	26,469,050	—
United Kingdom	87,086,547	—	87,086,547	—
United States	185,978,504	$185,978,504	—	—
Short-Term Investments	5,852,000	—	5,852,000	—

Total Investments in Securities	$406,282,078	$185,978,504	$220,303,574	—

321

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$87,679,330	$83,088,986	$4,590,344	—
Consumer Staples	169,451,151	156,928,647	12,522,504	—
Energy	99,609,397	99,609,397	—	—
Financials	400,871,458	362,205,591	38,665,867	—
Health Care	40,531,006	40,531,006	—	—
Industrials	58,652,034	25,884,458	32,767,576	—
Information Technology	108,406,977	108,406,977	—	—
Materials	75,501,262	62,312,395	13,185,660	$3,207
Telecommunication Services	1,837,819	1,837,819	—	—
Convertible Bonds
Materials	291,890	—	—	291,890
Securities Lending Collateral	110,724	110,724	—	—
Short-Term Investments	41,340,816	—	41,340,816	—

Total Investments in Securities	$1,084,283,864	$940,916,000	$143,072,767	$295,097

Global Bond Fund

Foreign Government Obligations	$143,603,467	—	$143,603,467	—
Corporate Bonds	239,408,765	—	239,408,765	—
U.S. Government & Agency Obligations	167,319,755	—	167,319,755	—
Municipal Bonds	8,488,808	—	8,488,808	—
Term Loans	5,006,750	—	5,006,750	—
Collateralized Mortgage Obligations	118,826,826	—	118,826,826	—
Asset Backed Securities	16,115,063	—	15,372,554	$742,509
Preferred Securities	152,892	$152,892	—	—
Purchased Options	736,193	—	736,193	—
Escrow Shares	2,049,000	—	2,049,000	—
Short-Term Investments	48,088,129	—	48,088,129	—

Total Investments in Securities	$749,795,648	$152,892	$748,900,247	$742,509
Other Financial Instruments:
Futures	$1,356,609	$1,356,609	—	—
Forward Foreign Currency Contracts	$739,616	—	$739,616	—
Written Options	($4,145,534)	($22,500)	($4,115,719)	($7,315)
Interest Rate Swaps	$1,248,583	—	$1,248,583	—
Credit Default Swaps	($290,062)	—	($290,062)	—
Currency swaps	$4,820,017	—	$4,820,017	—

Global Real Estate Fund

Common Stocks
Australia	$42,701,915	—	$42,701,915	—
Austria	1,243,345	—	1,243,345	—
Canada	20,815,560	$20,815,560	—	—
China	4,020,330	—	4,020,330	—
Finland	1,424,174	—	1,424,174	—
France	20,066,020	—	20,066,020	—
Germany	7,423,284	—	7,423,284	—
Guernsey, C.I.	191,148	—	191,148	—
Hong Kong	59,091,554	—	59,091,554	—
Italy	589,254	—	589,254	—
Japan	62,708,838	—	62,708,838	—
Jersey, C.I.	1,920,834	—	1,920,834	—
Netherlands	2,530,498	—	2,530,498	—
Norway	2,666,793	—	2,666,793	—
Singapore	23,751,318	—	23,132,520	$618,798
Sweden	3,763,519	—	3,763,519	—
Switzerland	5,176,309	—	5,176,309	—
United Kingdom	24,702,270	—	24,702,270	—
United States	237,910,018	237,910,018	—	—
Securities Lending Collateral	9,889,343	9,889,343	—	—
Short-Term Investments	2,976,000	—	2,976,000	—

Total Investments in Securities	$535,562,324	$268,614,921	$266,328,605	$618,798

322

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Health Sciences Fund

Common Stocks
Consumer Staples	$3,964,311	$1,426,368	$2,537,943	—
Financials	422,416	422,416	—	—
Health Care	479,321,879	445,151,488	34,170,391	—
Industrials	3,360,047	3,360,047	—	—
Information Technology	4,012,991	4,012,991	—	—
Materials	2,465,132	2,465,132	—	—
Preferred Securities
Health Care	311,272	—	—	$311,272
Information Technology	357,884	—	—	357,884
Convertible Bonds	436,079	—	227,126	208,953
Warrants	37,464	—	35,353	2,111
Short-Term Investments	17,501,533	17,501,533	—	—

Total Investments in Securities	$512,191,008	$474,339,975	$36,970,813	$880,220
Other Financial Instruments:
Written Options	($2,670,965)	($2,670,965)	—	—

Heritage Fund

Common Stocks
Consumer Discretionary	$29,598,542	$29,598,542	—	—
Consumer Staples	10,460,278	10,460,278	—	—
Energy	7,797,961	7,797,961	—	—
Financials	9,517,349	9,517,349	—	—
Health Care	19,177,174	17,837,271	$1,339,903	—
Industrials	23,460,505	23,460,505	—	—
Information Technology	25,915,388	25,191,394	723,994	—
Materials	10,172,710	10,172,710	—	—
Telecommunication Services	3,803,201	3,803,201	—	—
Short-Term Investments	653,793	653,793	—	—

Total Investments in Securities	$140,556,901	$138,493,004	$2,063,897	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$15,658	—	$15,658	—

High Income Fund

Corporate Bonds	$273,762,206	—	$262,439,447	$11,322,759
U.S. Government & Agency Obligations	1,949,063	—	1,949,063	—
Foreign Government Obligations	2,652,142	—	2,652,142	—
Capital Preferred Securities	2,086,160	—	2,086,160	—
Convertible Bonds	9,230,943	—	9,185,582	45,361
Term Loans	31,718,526	—	26,493,526	5,225,000
Collateralized Mortgage Obligations	1,071,991	—	420,575	651,416
Asset Backed Securities	6,324,791	—	6,324,791	—
Common Stocks	11,670,975	$6,710,288	1,918,069	3,042,618
Preferred Securities	75,116,584	40,485,364	19,467,120	15,164,100
Escrow Certificates	57,486	—	57,486	—
Warrants	8,395	—	8,395	—
Short-Term Investments	19,265,000	—	19,265,000	—

Total Investments in Securities	$434,914,262	$47,195,652	$352,267,356	$35,451,254
Other Financial Instruments:
Forward Foreign Currency Contracts	$313,628	—	$313,628	—

High Yield Fund

Foreign Government Obligations	$23,180,930	$93,788	$23,087,142	—
Corporate Bonds	877,717,647	—	873,454,525	$4,263,122
Capital Preferred Securities	7,374,265	—	7,374,265	—
Convertible Bonds	1,192,747	—	922,350	270,397
Term Loans	27,265,571	—	27,265,571	—
Common Stocks	36,279,320	13,363,224	11,099,093	11,817,003
Preferred Securities	16,014,188	14,953,238	—	1,060,950
Escrow Certificates	40,500	—	40,500	—
Warrants	1,104,540	217,284	887,256	—
Securities Lending Collateral	23,286,570	23,286,570	—	—

323

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

High Yield Fund (continued)

Purchased Options	$272,075	—	$272,075	—
Short-Term Investments	4,893,000	—	4,893,000	—

Total Investments in Securities	$1,018,621,353	$51,914,104	$949,295,777	$17,411,472
Other Financial Instruments:
Futures	($11,321)	($11,321)	—	—
Forward Foreign Currency Contracts	$1,673,060	—	$1,673,060	—
Written Options	($265,378)	—	($265,378)	—
Credit Default Swaps	($3,353,128)	—	($3,353,128)	—

International Growth Opportunities Fund

Common Stocks
Argentina	$3,330,229	$3,330,229	—	—
Australia	25,832,518	—	$25,832,518	—
Brazil	23,599,621	23,599,621	—	—
Chile	3,203,276	3,203,276	—	—
China	57,125,081	26,782,486	30,342,595	—
Denmark	18,121,758	—	18,121,758	—
France	32,797,646	—	32,797,646	—
Germany	17,629,170	—	17,629,170	—
Hong Kong	20,221,950	—	20,221,950	—
Ireland	3,635,680	—	3,635,680	—
Italy	20,864,675	—	20,864,675	—
Japan	35,593,865	—	35,593,865	—
Luxembourg	939,877	—	939,877	—
Norway	3,128,353	—	3,128,353	—
Peru	8,712,638	8,712,638	—	—
Portugal	4,313,180	—	4,313,180	—
Russia	2,673,565	—	2,673,565	—
Singapore	2,530,746	—	2,530,746	—
South Africa	1,761,499	—	1,761,499	—
South Korea	19,665,241	—	19,665,241	—
Spain	33,546,240	—	33,546,240	—
Sweden	51,133,537	—	51,133,537	—
Switzerland	42,954,715	—	42,954,715	—
Taiwan	4,915,837	—	4,915,837	—
Turkey	14,193,889	—	14,193,889	—
United Kingdom	93,884,836	—	93,884,836	—
Preferred Securities
Germany	7,365,098	—	7,365,098	—
Short-Term Investments	5,702,006	5,702,006	—	—

Total Investments in Securities	$559,376,726	$71,330,256	$488,046,470	—

International Growth Stock Fund

Common Stocks
Australia	$28,779,619	—	$28,779,619	—
Belgium	10,133,594	—	10,133,594	—
Brazil	9,407,079	$9,407,079	—	—
Canada	48,057,328	48,057,328	—	—
China	19,528,175	9,476,161	10,052,014	—
Denmark	5,484,065	—	5,484,065	—
France	25,040,164	—	25,040,164	—
Germany	34,762,334	—	34,762,334	—
Hong Kong	16,878,040	—	16,878,040	—
Ireland	3,017,784	—	3,017,784	—
Israel	9,094,708	9,094,708	—	—
Japan	28,002,325	—	28,002,325	—
Mexico	17,463,848	17,463,848	—	—
Netherlands	12,497,930	—	12,497,930	—
Russia	2,502,903	—	2,502,903	—
Singapore	18,515,422	6,440,307	12,075,115	—
South Korea	15,494,527	—	15,494,527	—
Spain	6,988,338	—	6,988,338	—
Sweden	26,269,153	—	26,269,153	—

324

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

International Growth Stock Fund (continued)

Switzerland	$53,529,776	—	$53,529,776	—
Taiwan	6,064,627	—	6,064,627	—
Turkey	5,435,886	—	5,435,886	—
United Kingdom	89,533,710	—	89,533,710	—
Preferred Securities
Germany	6,199,457	—	6,199,457	—
Short-Term Investments	43,882,650	$43,882,650	—	—

Total Investments in Securities	$542,563,442	$143,822,081	$398,741,361	—

International Small Cap Fund

Common Stocks
Australia	$8,614,402	—	$8,614,402	—
Austria	4,036,942	—	4,036,942	—
Bahamas	5,554,742	$5,554,742	—	—
Belgium	7,141,727	—	7,141,727	—
Canada	37,186,442	37,186,442	—	—
China	15,190,306	—	15,190,306	—
Finland	16,080,262	—	16,080,262	—
France	5,666,968	—	5,666,968	—
Germany	10,700,758	—	10,700,758	—
Greece	3,488,573	—	3,488,573	—
Hong Kong	29,458,758	—	29,458,758	—
Ireland	6,665,231	—	6,665,231	—
Italy	6,261,267	—	6,261,267	—
Japan	50,181,285	—	50,181,285	—
Liechtenstein	2,029,896	—	2,029,896	—
Luxembourg	2,555,552	—	2,555,552	—
Netherlands	19,487,359	—	19,487,359	—
Norway	5,741,105	—	5,741,105	—
Singapore	2,089,501	—	—	$2,089,501
South Korea	43,001,806	—	43,001,806	—
Spain	10,387,193	—	10,387,193	—
Sweden	1,876,757	—	1,876,757	—
Switzerland	13,091,323	2,100,467	10,990,856	—
Taiwan	17,472,534	—	17,472,534	—
Thailand	5,073,392	—	5,073,392	—
Turkey	1,659,994	—	1,659,994	—
United Kingdom	37,226,117	—	37,226,117	—
Investment Companies	4,122,152	4,122,152	—	—
Short-Term Investments	18,000,000	—	18,000,000	—

Total Investments in Securities	$390,042,344	$48,963,803	$338,989,040	$2,089,501

International Small Company Fund

Common Stocks
Australia	$18,255,538	$76,154	$18,149,986	$29,398
Austria	2,522,799	—	2,521,082	1,717
Bahamas	60,925	—	60,925	—
Belgium	3,420,284	—	3,420,284	—
Bermuda	1,226,958	—	1,226,958	—
Canada	26,494,209	26,489,189	5,020	—
Cayman Islands	33,237	33,237	—	—
China	128,921	—	128,921	—
Colombia	24,167	24,167	—	—
Cyprus	375,832	—	375,832	—
Denmark	3,634,220	—	3,634,220	—
Faeroe Islands	36,242	—	36,242	—
Finland	7,139,731	—	7,139,731	—
France	10,173,037	—	10,169,203	3,834
Gabon	68,859	—	68,859	—
Germany	13,969,589	44,386	13,925,203	—
Gibraltar	272,964	—	272,964	—
Greece	2,249,206	—	2,244,563	4,643
Guernsey, C.I.	8,111	8,111	—	—

325

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

International Small Company Fund (continued)

Hong Kong	$7,990,358	$11,590	$7,928,595	$50,173
Ireland	4,310,280	—	4,310,280	—
Isle of Man	22,034	—	22,034	—
Israel	2,654,483	148,074	2,506,409	—
Italy	8,884,682	—	8,884,441	241
Japan	63,445,720	—	63,445,720	—
Jersey, C.I.	379,016	—	379,016	—
Liechtenstein	50,793	—	50,793	—
Luxembourg	753,817	—	753,711	106
Malaysia	29,925	—	29,925	—
Malta	224,741	—	224,741	—
Mauritius	43,749	—	43,749	—
Monaco	43,132	—	43,132	—
Mongolia	16,464	—	16,464	—
Netherlands	5,197,280	—	5,197,280	—
New Zealand	2,542,689	—	2,542,689	—
Norway	3,066,635	—	3,066,635	—
Peru	94,224	—	94,224	—
Portugal	1,420,554	—	1,420,554	—
Russia	38,526	—	38,526	—
Singapore	5,094,878	—	5,094,878	—
South Africa	764	764	—	—
Spain	4,819,140	—	4,818,920	220
Sweden	10,517,993	—	10,516,745	1,248
Switzerland	13,793,229	—	13,793,229	—
United Arab Emirates	62,291	—	62,291	—
United Kingdom	56,756,848	—	56,743,294	13,554
United States	642,401	474,301	168,100	—
Preferred Securities	298	—	298	—
Warrants	250	151	99	—
Rights	13,152	13,152	—	—
Short-Term Investments	58,945	58,945	—	—

Total Investments in Securities	$283,064,120	$27,382,221	$255,576,765	$105,134

International Value Fund

Common Stocks
Australia	$3,041,286	—	$3,041,286	—
Belgium	15,545,858	—	15,545,858	—
Brazil	7,035,894	$7,035,894	—	—
Canada	69,162,506	69,162,506	—	—
China	27,068,322	6,602,280	20,466,042	—
Denmark	4,523,687	—	4,523,687	—
France	228,932,449	—	228,932,449	—
Germany	61,835,147	—	61,835,147	—
Hong Kong	34,087,043	—	34,087,043	—
India	11,479,311	—	11,479,311	—
Ireland	11,745,918	—	11,745,918	—
Italy	24,658,251	—	24,658,251	—
Japan	91,682,119	—	91,682,119	—
Netherlands	148,856,565	—	148,856,565	—
Norway	58,115,951	—	58,115,951	—
Singapore	29,756,528	22,115,107	7,641,421	—
South Korea	118,275,954	33,766,491	84,509,463	—
Spain	17,473,184	—	17,473,184	—
Sweden	17,036,855	—	17,036,855	—
Switzerland	148,405,761	16,299,175	132,106,586	—
Taiwan	27,149,627	—	27,149,627	—
United Kingdom	273,162,800	—	273,162,800	—
United States	11,680,092	11,680,092	—	—
Securities Lending Collateral	17,972,873	17,972,873	—	—
Short-Term Investments	40,000,000	—	40,000,000	—

Total Investments in Securities	$1,498,683,981	$184,634,418	$1,314,049,563	—

326

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$176,945,929	—	$176,945,929	—
Foreign Government Obligations	4,160,078	—	4,160,078	—
Corporate Bonds	218,998,069	—	218,998,069	—
Capital Preferred Securities	359,600	—	359,600	—
Preferred Securities	1,200,585	$1,200,585	—	—
Convertible Bonds	86,791	—	86,791	—
Municipal Bonds	11,798,551	—	11,798,551	—
Term Loans	109,882	—	109,882	—
Collateralized Mortgage Obligations	27,820,554	—	26,832,129	$988,425
Asset Backed Securities	14,573,937	—	14,573,937	—
Short-Term Investments	27,700,000	—	27,700,000	—

Total Investments in Securities	$483,753,976	$1,200,585	$481,564,966	$988,425
Other Financial Instruments:
Futures	($18,393)	($18,393)	—	—
Forward Foreign Currency Contracts	($19,964)	—	($19,964)	—
Interest Rate Swaps	($712,338)	—	($712,338)	—
Credit Default Swaps	$3,209,707	—	$3,209,707	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$232,918,480	$205,678,355	$27,240,125	—
Consumer Staples	29,709,720	29,709,720	—	—
Energy	56,583,668	56,583,668	—	—
Financials	77,977,482	77,977,482	—	—
Health Care	167,865,897	167,865,897	—	—
Industrials	108,277,793	99,379,818	8,897,975	—
Information Technology	247,405,425	247,405,425	—	—
Materials	58,350,344	58,350,344	—	—
Telecommunication Services	8,278,280	8,278,280	—	—
Securities Lending Collateral	5,112,030	5,112,030	—	—
Short-Term Investments	65,100,000	—	65,100,000	—

Total Investments in Securities	$1,057,579,119	$956,341,019	$101,238,100	—

Mid Cap Value Equity Fund

Common Stocks				—
Consumer Discretionary	$7,290,592	$7,290,592	—	—
Consumer Staples	2,184,476	2,184,476	—	—
Energy	7,719,195	7,719,195	—	—
Financials	19,984,052	19,984,052	—	—
Health Care	7,703,957	7,703,957	—	—
Industrials	12,513,528	12,513,528	—	—
Information Technology	6,229,719	6,229,719	—	—
Materials	6,150,586	6,150,586	—	—
Telecommunication Services	596,220	596,220	—	—
Utilities	5,483,854	5,483,854	—	—
Convertible Bonds	383,955	—	$383,955	—
Warrants	105,424	105,424	—	—
Securities Lending Collateral	7,409,363	7,409,363	—	—
Short-Term Investments	2,300,000	—	2,300,000	—

Total Investments in Securities	$86,054,921	$83,370,966	$2,683,955

Mid Cap Value Index Fund

Common Stocks
Consumer Discretionary	$4,769,224	$4,769,224	—	—
Consumer Staples	2,743,466	2,743,466	—	—
Energy	2,449,032	2,449,032	—	—
Financials	9,975,093	9,975,093	—	—
Health Care	1,811,477	1,811,477	—	—
Industrials	3,530,710	3,530,710	—	—
Information Technology	3,681,989	3,681,989	—	—
Materials	2,996,075	2,996,075	—	—
Telecommunication Services	304,468	304,468	—	—
Utilities	4,091,862	4,091,862	—	—

327

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Mid Cap Value Index Fund (continued)

Securities Lending Collateral	$4,387,825	$4,387,825	—	—
Short-Term Investments	887,016	847,022	$39,994	—

Total Investments in Securities	$41,628,237	$41,588,243	$39,994	—
Other Financial Instruments:
Futures	$10,460	$10,460	—	—

Mid Value Fund

Common Stocks
Consumer Discretionary	$51,459,419	$49,868,143	$1,591,276	—
Consumer Staples	63,946,936	63,946,936	—	—
Energy	65,903,512	65,903,512	—	—
Financials	155,565,877	155,041,849	524,028	—
Health Care	44,653,187	44,653,187	—	—
Industrials	54,129,631	54,129,631	—	—
Information Technology	44,870,440	44,870,440	—	—
Materials	50,902,900	48,742,433	2,160,467	—
Telecommunication Services	5,409,868	5,409,868	—	—
Utilities	50,664,045	50,664,045	—	—
Convertible Bonds
Financials	572,048	—	572,048	—
Materials	2,984,555	—	2,984,555	—
Short-Term Investments	40,131,125	40,131,125	—	—

Total Investments in Securities	$631,193,543	$623,361,169	$7,832,374	—

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$32,652,755	$23,912,786	$8,739,969	—
Consumer Staples	60,097,869	42,761,671	17,336,198	—
Energy	43,178,211	33,846,636	9,331,575	—
Financials	58,293,652	50,748,003	7,545,649	—
Health Care	38,277,695	38,277,695	—	—
Industrials	16,207,525	11,816,824	4,390,701	—
Information Technology	39,948,364	38,904,817	1,043,547	—
Materials	14,804,937	9,434,505	5,370,432	—
Telecommunication Services	6,108,741	—	6,108,741	—
Utilities	9,280,196	7,470,051	1,810,145	—
Corporate Bonds
Consumer Discretionary	624,960	—	624,960	—
Energy	439,560	—	439,560	—
Industrials	3,386,225	—	3,386,225	—
Telecommunication Services	544,429	—	544,429	—
Utilities	2,625,000	—	2,625,000	—
Term Loans	7,339,032	—	7,339,032	—
Securities Lending Collateral	5,800,385	5,800,385	—	—
Short-Term Investments	39,192,212	—	39,192,212	—

Total Investments in Securities	$378,801,748	$262,973,373	$115,828,375	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$1,002,883	—	$1,002,883	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$671,811,056	—	$671,811,056	—
Foreign Government Obligations	49,732,957	—	49,732,957	—
Corporate Bonds	32,924,413	—	32,924,413	—
Municipal Bonds	1,564,449	—	1,564,449	—
Term Loans	1,978,794	—	1,978,794	—
Collateralized Mortgage Obligations	22,101,546	—	22,101,546	—
Asset Backed Securities	21,487,746	—	21,487,746	—
Purchased Options	87,936	—	87,936	—
Short-Term Investments	5,244,140	—	5,244,140	—

Total Investments in Securities	$806,933,037	—	$806,933,037	—
Other Financial Instruments:
Futures	$43,994	$43,994	—	—
Forward Foreign Currency Contracts	$2,331,461	—	$2,331,461	—

328

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Real Return Bond Fund (continued)

Written Options	($802,907)	($6,250)	($745,044)	($51,613)
Inflation Swaps	$175,747	$175,747
Interest Rate Swaps	$64,906	—	$64,906	—
Credit Default Swaps	($201,375)	—	($201,375)	—

Science & Technology Fund

Common Stocks
Consumer Discretionary	$11,799,306	$11,799,306	—	—
Health Care	1,305,281	1,305,281	—	—
Industrials	2,147,926	2,147,926	—	—
Information Technology	173,589,198	167,409,172	$6,180,026	—
Materials	939,492	504,645	434,847	—
Telecommunication Services	826,300	—	826,300	—
Investment Companies	1,200,015	1,200,015	—	—
Short-Term Investments	23,963,990	9,647,990	14,316,000	—

Total Investments in Securities	$215,771,508	$194,014,335	$21,757,173	—

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$23,372,061	$23,372,061	—	—
Consumer Staples	4,879,919	4,879,919	—	—
Energy	14,418,174	14,418,174	—	—
Financials	37,789,172	37,788,819	—	$353
Health Care	15,004,490	14,998,866	—	5,624
Industrials	31,670,777	31,670,777	—	—
Information Technology	23,327,420	23,327,420	—	—
Materials	12,111,293	12,111,293	—	—
Telecommunication Services	872,845	872,845	—	—
Utilities	1,109,922	1,109,922	—	—
Securities Lending Collateral	38,218,662	38,218,662	—	—
Short-Term Investments	1,662,760	1,662,760	—	—

Total Investments in Securities	$204,437,495	$204,431,518	—	$5,977

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$14,779,295	$14,779,295	—	—
Consumer Staples	2,493,599	2,493,599	—	—
Energy	7,044,897	7,044,897	—	—
Financials	7,081,736	7,081,736	—	—
Health Care	18,404,106	18,403,847	—	$259
Industrials	23,885,211	23,883,059	$2,152	—
Information Technology	23,734,856	23,734,856	—	—
Materials	4,348,084	4,348,084	—	—
Telecommunication Services	2,910,993	2,910,993	—	—
Warrants	510	510	—	—
Securities Lending Collateral	23,606	23,606	—	—
Short-Term Investments	4,733,198	2,141,198	2,592,000	—

Total Investments in Securities	$109,440,091	$106,845,680	$2,594,152	$259
Other Financial Instruments:
Futures	$43,692	$43,692	—	—

Spectrum Income Fund

U.S. Government & Agency Obligations	$239,861,018	—	$239,861,018	—
Foreign Government Obligations	145,305,367	—	145,305,367	—
Corporate Bonds	407,742,564	—	407,742,564	—
Capital Preferred Securities	1,025,588	—	1,025,588	—
Convertible Bonds	216,000	—	216,000	—
Municipal Bonds	13,074,865	—	13,074,865	—
Term Loans	17,290,017	—	17,290,017	—
Collateralized Mortgage Obligations	26,171,524	—	26,171,524	—
Asset Backed Securities	21,392,490	—	21,392,490	—
Common Stocks	146,348,868	$144,829,650	1,519,218	—
Preferred Securities	3,072,505	2,127,178	945,327	—

329

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

Spectrum Income Fund (continued)

Short-Term Investments	$31,291,131	$28,660,131	$2,631,000	—

Total Investments in Securities	$1,052,791,937	$175,616,959	$877,174,978	—
Other Financial Instruments:
Futures	($51,501)	($51,501)	—	—
Forward Foreign Currency Contracts	$109,883	—	$109,883	—
Interest Rate Swaps	($3,444)	—	($3,444)	—
Credit Default Swaps	($11,582)	—	($11,582)	—

Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$425,441,700	$337,671,890	$87,769,810	—
Consumer Staples	368,744,970	274,005,427	94,739,543	—
Energy	379,179,245	303,872,872	75,306,373	—
Financials	734,446,781	496,950,058	237,467,182	$29,541
Health Care	406,806,258	340,333,526	66,472,215	517
Industrials	423,741,950	325,419,413	97,811,813	510,724
Information Technology	562,727,664	507,853,951	54,873,713	—
Materials	201,725,850	120,546,933	81,178,917	—
Telecommunication Services	128,189,439	80,241,917	47,947,522	—
Utilities	134,033,870	102,547,271	31,486,599	—
Preferred Securities
Consumer Discretionary	3,774,569	271,895	3,502,674	—
Consumer Staples	3,850,876	2,777,710	1,073,166	—
Energy	2,540,086	2,540,086	—	—
Financials	6,393,550	6,393,550	—	—
Industrials	101,748	101,748	—	—
Information Technology	809,897	—	809,897	—
Materials	4,166,415	4,141,047	25,368	—
Telecommunication Services	784,944	784,944	—	—
Utilities	911,053	829,445	81,608	—
Investment Companies	30,855	30,855	—	—
Warrants	235	235	—	—
Securities Lending Collateral	357,529,837	357,529,837	—	—
Short-Term Investments	136,549,000	—	136,549,000	—

Total Investments in Securities	$4,282,480,792	$3,264,844,610	$1,017,095,400	$540,782
Other Financial Instruments:
Futures	$2,619,813	$2,619,813	—	—

Total Return Fund

U.S. Government & Agency Obligations	$2,223,665,199	—	$2,223,665,199	—
Foreign Government Obligations	275,761,065	—	275,761,065	—
Corporate Bonds	499,722,032	—	499,722,032	—
Term Loans	5,229,250	—	5,229,250	—
Municipal Bonds	167,486,003	—	167,486,003	—
Capital Preferred Securities	321,000	—	321,000	—
Collateralized Mortgage Obligations	129,009,319	—	129,009,319	—
Asset Backed Securities	23,642,285	—	23,642,285	—
Preferred Securities	27,984,760	$27,984,760	—	—
Short-Term Investments	26,092,859	—	26,092,859	—

Total Investments in Securities	$3,378,913,772	$27,984,760	$3,350,929,012	—
Sales Commitments Outstanding	($12,057,901)	—	($12,057,901)	—
Other Financial Instruments:
Futures	$626,128	$626,128	—	—
Forward Foreign Currency Contracts	$10,358,068	—	$10,358,068	—
Written Options	($410,233)	—	($369,237)	($40,996)
Interest Rate Swaps	$11,369,754	—	$11,369,754	—
Credit Default Swaps	$2,090,266	—	$2,090,266	—

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-13	Quoted Price	Inputs	Inputs

U.S. High Yield Bond Fund

Corporate Bonds	$592,614,292	—	$592,614,292	—
Capital Preferred Securities	1,345,621	—	1,345,621	—
Convertible Bonds	7,334,815	—	7,334,815	—
Term Loans	84,143,978	—	84,143,978	—
Common Stocks	33,750	—	33,750	—
Preferred Securities	993,420	$955,440	—	$37,980
Short-Term Investments	13,060,145	13,060,145	—	—

Total Investments in Securities	$699,526,021	$14,015,585	$685,472,456	$37,980

Value Fund

Common Stocks
Consumer Discretionary	$18,176,070	$18,176,070	—	—
Consumer Staples	8,721,663	8,721,663	—	—
Energy	9,403,710	9,403,710	—	—
Financials	30,667,794	30,667,794	—	—
Health Care	12,769,197	12,769,197	—	—
Industrials	18,995,342	18,995,342	—	—
Information Technology	18,379,989	18,379,989	—	—
Materials	12,635,477	12,635,477	—	—
Telecommunication Services	4,141,516	4,141,516	—	—
Utilities	8,516,123	8,516,123	—	—
Preferred Securities
Financials	1,547,742	1,547,742	—	—
Health Care	2,146,994	—	$2,146,994	—
Convertible Bonds
Health Care	2,190,405	—	2,190,405	—
Short-Term Investments	9,326,413	9,326,413	—	—

Total Investments in Securities	$157,618,435	$153,281,036	$4,337,399	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

High Income Fund

			Collateralized
	Corporate	Convertible	Mortgage	Common	Preferred	Term	Escrow
	Bonds	Bonds	Obligations	Stocks	Securities	Loan	Certificates	Totals
Balance as of 8-31-12	$10,701,634	—	$641,869	$3,053,941	$11,924,037	—	—	$26,321,481
Realized gain (loss)	45,148	—	—	—	—	—	$163,275	208,423
Change in unrealized appreciation (depreciation)	734,374	($7,251)	75,010	513,839	3,240,063	—	—	4,556,035
Purchases	—	—	1,850	—	—	$5,225,000	—	5,226,850
Sales	(158,397)	—	(67,313)	—	—	—	(163,275)	(388,985)
Transfers into Level 3	—	52,612	—	—	—	—	—	52,612
Transfers out of Level 3	—	—	—	(525,162)	—	—	—	(525,162)
Balance as of 2-28-13	$11,322,759	$45,361	$651,416	$3,042,618	$15,164,100	$5,225,000	—	$35,451,254
Change in unrealized at period end*	$734,374	($7,251)	$75,010	$513,839	$3,240,063	—	—	$4,556,035

High Yield Fund

	Foreign
	Government	Corporate	Common	Preferred	Convertible
	Obligations	Bonds	Stocks	Securities	Bonds	Warrants	Totals
Balance as of 8-31-12	$88,450	$2,046,154	$10,717,582	$954,855	—	$151,410	$13,958,451
Realized gain (loss)	—	(2,195,271)	—	—	—	—	(2,195,271)
Change in unrealized appreciation
(depreciation)	—	2,513,924	1,099,421	106,095	($144,145)	—	3,575,295
Purchases	—	1,898,315	—	—	414,542	—	2,312,857
Sales	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(88,450)	—	—	—	—	(151,410)	(239,860)
Balance as of 2-28-13	—	$4,263,122	$11,817,003	$1,060,950	$270,397	—	$17,411,472
Change in unrealized at period end*	—	$318,873	$1,099,421	$106,095	($144,145)	—	$1,380,244

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

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The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Income Fund’s Level 3 securities are outlined in the table below:

		Valuation	Unobservable
	Fair Value at 2-28-13	Technique	Inputs	Input/Range

Corporate Bonds	$10,391,000	Market Approach	Offered quotes	$97.00-$112.00
				(Weighted Average: $104.19)

	931,759	Market Approach	Market comparable company bond price	$55.08
			Comparability adjustment	(15.00)%

	$11,322,759

Convertible Bonds	$45,361	Market Approach	Market comparable company bond price	$100.43

Term Loans	$5,225,000	Market Approach	Aged transactions	$100.00

Collateralized Mortgage Obligations	$651,416	Market Approach	Offered quotes	$0.71

Common Stocks	$710,460	Market Approach	Offered quotes	$90.00

	2,332,158	Market Approach	Book value multiple	8.00x
			Discount for lack of marketability	10%

	$3,042,618

Preferred Securities	$15,164,100	Market Approach	Offered quotes	$90.00

Increases/decreases in offered quotes, market comparable companies, aged transactions or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that a Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Sale-buybacks Certain Funds may enter into financing transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The following table details the average borrowings under the sale-buybacks and the weighted average interest rate:

		Weighted Average
Fund	Average Borrowing	Interest Rate

Global Bond Fund	$34,849,482	0.125%
Real Return Bond Fund	96,447,279	0.134%
Total Return Fund	19,343,889	0.022%

Term loans (Floating rate loans) Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2013, the High Yield Fund had $451,252 in unfunded loan commitments outstanding.

Security transactions and related investment income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Funds become aware of the dividends. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Funds may need to sell other investments to make distributions.

Real estate investment trusts The Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending The Funds may lend its securities to earn additional income. They receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest their collateral in JHCIT, an affiliate of the Funds, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Funds may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Foreign currency translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes The Funds may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which they invest. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of the principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit The Funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Funds to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft. The current agreement will expire on March 27, 2013 and will be replaced with a new agreement which will enable the Funds to participate in a $300 million unsecured committed line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

In addition, the Funds and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of Operations. Commitment fees for the six months ended February 28, 2013 were as follows:

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FUND	AMOUNT	FUND	AMOUNT

Active Bond Fund	$431	International Value Fund	$392
All Cap Core Fund	268	Investment Quality Bond Fund	245
All Cap Value Fund	285	Mid Cap Growth Index Fund	155
Alpha Opportunities Fund	434	Mid Cap Stock Fund	334
Blue Chip Growth Fund	607	Mid Cap Value Equity Fund	172
Capital Appreciation Fund	521	Mid Cap Value Index Fund	154
Cap Appreciation Value Fund	379	Mid Value Fund	236
Core Bond Fund	277	Mutual Shares Fund	227
Core Diversified Growth & Income Portfolio	149	Real Estate Equity Fund	185
Core Fundamental Holdings Portfolio	146	Real Estate Securities Fund	242
Core Global Diversification Portfolio	149	Real Return Bond Fund	295
Emerging Markets Debt Fund	146	Redwood Fund	167
Equity-Income Fund	448	Short Term Government Income Fund	177
Fundamental Value Fund	436	Small Cap Growth Fund	176
Global Bond Fund	329	Small Cap Opportunities Fund	176
Global Real Estate Fund	248	Small Cap Value Fund	174
Health Sciences Fund	158	Small Company Growth Fund	166
Heritage Fund	179	Small Company Value Fund	215
High Income Fund	222	Smaller Company Growth Fund	166
High Yield Fund	346	Spectrum Income Fund	366
International Growth Stock Fund	206	Strategic Equity Allocation Fund	563
International Small Cap Fund	206	Total Return Fund	656
International Small Cap Fund	206	U.S. High Yield Bond Fund	270
International Small Company Fund	184	Value Fund	178

Expenses Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes Each of the Funds intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Funds have capital loss carryforwards available to offset future net realized capital gains as of August 31, 2012. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The following table details the capital loss carryforward available as of August 31, 2012.

		CAPITAL LOSS CARRYFORWARDS
		EXPIRING AT AUGUST 31		NO EXPIRATION DATE
FUND	2017	2018	2019	SHORT TERM	LONG TERM

All Cap Core Fund	$73,306,672	$82,187,862	—	—	—
All Cap Value Fund	—	—	—	$15,087,491	—
Blue Chip Growth Fund	1,119,982	243,926,708	—	—	—
Capital Appreciation Fund	37,816,334	33,875,518	—	—	—
Equity-Income Fund	31,451,763	91,896,968	—	—	—
Fundamental Global Franchise Fund	—	—	—	494,751	—
Fundamental Value Fund	13,257,844	241,358,537	$112,536	—	—
Global Bond Fund	17,431,095	—	—	—	—
Global Real Estate Fund	32,392,388	207,214,657	—	—	—
High Income Fund	6,152,875	2,712,429	26,790,616	3,572,485	$28,562,141
High Yield Fund	55,249,140	229,714,878	—	601,046	11,197,466
International Growth Stock Fund	—	—	—	5,989,354	4,096,770
International Small Cap Fund	—	67,852,028	—	1,114,038	11,626,002
International Small Company Fund	—	124,137,010	—	340,212	1,033,894
International Value Fund	—	170,587,474	—	—	—
Mutual Shares Fund	—	—	—	7,208,650	—
Real Estate Equity Fund	—	5,700,154	—	—	—
Short Term Government Income Fund	—	—	—	630,986	960,531
Small Company Value Fund	—	20,032,706	—	—	—

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		CAPITAL LOSS CARRYFORWARDS
		EXPIRING AT AUGUST 31		NO EXPIRATION DATE
FUND	2017	2018	2019	SHORT TERM	LONG TERM

Spectrum Income Fund	—	$4,502,585	—	—	—
Strategic Equity Allocation Fund	—	—	—	$1,843,088	$42,809

As of August 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Active Bond Fund	$1,806,118,149	$94,451,940	($10,320,835)	$84,131,105
All Cap Core Fund	516,071,584	81,605,362	(2,884,702)	78,720,660
All Cap Value Fund	719,602,201	139,690,145	(4,015,473)	135,674,672
Alpha Opportunities Fund	1,328,061,678	114,061,768	(19,352,071)	94,709,697
Asia Total Return Bond fund	381,580,868	835,086	(4,696,667)	(3,861,581)
Blue Chip Growth Fund	1,351,090,100	876,534,988	(2,054,283)	874,480,705
Capital Appreciation Fund	1,305,939,785	567,706,843	(12,012,906)	555,693,937
Capital Appreciation Value Fund	1,819,959,557	219,746,360	(4,006,278)	215,740,082
Core Bond Fund	770,396,686	7,986,262	(1,700,519)	6,285,743
Core Diversified Growth & Income Portfolio	31,247,012	4,988,830	(8,004)	4,980,826
Core Fundamental Holdings Portfolio	13,614,218	2,102,672	(4,812)	2,097,860
Core Global Diversification Portfolio	32,633,891	3,016,973	(9,387)	3,007,586
Emerging Markets Debt Fund	15,388,198	834,534	(171,765)	662,769
Equity-Income Fund	1,495,792,044	312,771,522	(32,274,713)	280,496,809
Fundamental Global Franchise Fund	356,739,083	52,512,536	(2,969,541)	49,542,995
Fundamental Value Fund	755,387,902	351,787,187	(22,891,225)	328,895,962
Global Bond Fund	747,259,306	20,720,952	(18,184,610)	2,536,342
Global Real Estate Fund	469,130,678	69,856,638	(3,424,992)	66,431,646
Health Sciences Fund	384,114,305	134,429,780	(6,353,077)	128,076,703
Heritage Fund	102,001,892	39,233,817	(678,808)	38,555,009
High Income Fund	426,681,146	38,190,731	(29,957,615)	8,233,116
High Yield Fund	983,728,619	61,981,720	(27,088,986)	34,892,734
International Growth Opportunities Fund	479,842,740	91,318,660	(11,784,674)	79,533,986
International Growth Stock Fund	476,459,074	73,447,577	(7,343,209)	66,104,368
International Small Cap Fund	307,148,234	106,162,442	(23,268,332)	82,894,110
International Small Company Fund	269,722,662	59,165,707	(45,824,249)	13,341,458
International Value Fund	1,420,196,212	207,114,126	(128,626,357)	78,487,769
Investment Quality Bond Fund	464,834,067	21,106,061	(2,186,152)	18,919,909
Mid Cap Growth Index Fund	36,881,515	10,490,549	(887,140)	9,603,409
Mid Cap Stock Fund	890,706,948	174,627,476	(7,755,305)	166,872,171
Mid Cap Value Equity Fund	65,477,923	20,849,273	(272,275)	20,576,998
Mid Cap Value Index Fund	34,755,405	7,624,012	(751,180)	6,872,832
Mid Value Fund	519,242,118	122,123,597	(10,172,172)	111,951,425
Mutual Shares Fund	326,396,133	61,720,727	(9,315,112)	52,405,615
Real Estate Equity Fund	172,447,401	66,463,336	—	66,463,336
Real Estate Securities Fund	522,308,343	102,100,338	(3,185,716)	98,914,622
Real Return Bond Fund	774,181,476	39,357,834	(6,606,273)	32,751,561
Redwood Fund	531,281,510	49,714,099	(13,201,669)	36,512,430
Science & Technology Fund	219,033,832	1,535,310	(4,797,634)	(3,262,324)
Short Term Government Income Fund	226,260,054	1,310,148	(302,108)	1,008,040
Small Cap Growth Fund	122,785,379	25,359,652	(1,281,797)	24,077,855
Small Cap Opportunities Fund	159,017,268	52,307,099	(6,886,872)	45,420,227
Small Cap Value Fund	103,804,076	47,014,562	(1,087,226)	45,927,336
Small Company Growth Fund	78,586,418	36,476,333	(1,817,016)	34,659,317
Small Company Value Fund	289,824,113	131,811,917	(9,071,646)	122,740,271
Smaller Company Growth Fund	92,583,203	19,392,200	(2,535,312)	16,856,888
Spectrum Income Fund	1,001,856,406	61,688,337	(10,752,806)	50,935,531
Strategic Equity Allocation Fund	3,935,113,181	444,922,302	(97,554,691)	347,367,611
Total Return Fund	3,305,524,061	88,460,107	(15,070,396)	73,389,711
U.S. High Yield Bond Fund	671,242,336	35,598,585	(7,314,900)	28,283,685
Value Fund	117,122,672	43,366,443	(2,870,680)	40,495,763

Distribution of income and gains Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Emerging Markets Debt Fund generally declares dividends daily and pays them monthly. Active Bond Fund, Core Bond Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends quarterly. All other Funds generally declare and pay dividends annually. All Funds generally declare and pay capital gain distributions, if any, annually.

335

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distributions paid by the Funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, character of distributions received from portfolio investments, derivative transactions, straddle loss deferrals, real estate investment trusts, distributions payable, partnerships, characterization of distributions, litigation proceeds, in-kind transactions, tender offer reclasses and amortization and accretion on debt securities.

Statement of cash flows Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in a Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or Cash collateral for swap contracts.

New accounting pronouncement In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

3. DERIVATIVE INSTRUMENTS The Funds may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Funds are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Funds will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Funds will succeed in enforcing them.

The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives, including swaps and forward currency exchange contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Funds is noted in the accompanying Portfolios of investments and/or Statements of Assets and Liabilities. The tables below summarize the collateral pledged to the Funds and posted by the Funds as of February 28, 2013:

Collateral Pledged to Portfolios

					Forward
		Swaps	Swaps		Foreign
	Swaps	(Foreign	(U.S. Treasury		Currency
Portfolio	(USD)	Currency)	Securities)	TBAs	Contracts	Total

Global Bond Fund	$7,350,000	$369,067	—	—	$535,000	$8,254,067
Investment Quality Bond Fund	3,230,000	—	$3,476,000	—	—	6,706,000
Real Return Bond Fund	2,373,158	—	—	—	455,000	2,828,158
Total Return Fund	24,490,152	—	—	$2,089,000	2,090,025	28,669,177

Collateral Pledged by Portfolios for swaps

		U.S. Treasury
Collateral type:	USD	Securities	Total

Portfolio

Global Bond Fund	—	$5,244,932	$5,244,932
Investment Quality Bond Fund	—	981,000	981,000
Real Return Bond Fund	$9,000	1,489,561	1,498,561
Total Return Fund	41,000	16,858,000	16,899,000

Futures A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. Use of long futures contracts subjects the Funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Funds. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at February 28, 2013, and the range of futures contracts notional amounts held by the Funds during the six month ended February 28, 2013. In addition, the tables detail how the Funds used futures contracts during the six months ended February 28, 2013.

336

DERIVATIVE INSTRUMENTS, CONTINUED

Active Bond Fund

The Fund used futures contracts to manage duration. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging up to approximately $10.7 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Active Bond Fund	U.S. Treasury 10-Year Note Futures	80	Long	Jun 2013	$10,523,351	$10,523,750	$399

							$399

All Cap Core Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $5.0 million to $7.6 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	8	Long	Mar 2013	$725,037	$728,160	$3,123
	S&P 500 E-Mini Index Futures	91	Long	Mar 2013	6,842,221	6,885,728	43,507

							$46,630

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund, gain exposure to foreign bond markets and gain exposure to treasuries markets. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $243.3 million to $844.0 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Global Bond Fund	3-Month EURIBOR Futures	18	Long	Sep 2014	$5,849,147	$5,849,417	$270
	3-Month EURIBOR Futures	267	Long	Dec 2014	86,528,710	86,705,345	176,635
	3-Month EURIBOR Futures	341	Long	Mar 2015	110,313,552	110,663,696	350,144
	3-Month EURIBOR Futures	756	Long	Jun 2015	245,007,978	245,132,650	124,672
	3-Month EURIBOR Futures	421	Long	Sep 2015	136,360,952	136,385,387	24,435
	3-Month Pound Sterling LIBOR Futures	79	Long	Dec 2014	14,856,391	14,890,985	34,594
	3-Month Pound Sterling LIBOR Futures	93	Long	Mar 2015	17,470,038	17,517,548	47,510
	German Euro BOBL Futures	235	Long	Mar 2013	39,016,721	39,142,071	125,350
	German Euro BUND Futures	153	Long	Mar 2013	28,478,578	28,961,618	483,040
	U.S. Treasury 5-Year Note Futures	630	Long	Mar 2013	78,504,362	78,356,250	(148,112)
	U.S. Treasury 10-Year Note Futures	210	Long	Mar 2013	27,635,624	27,867,656	232,032
	U.S. Treasury 10-Year Note Futures	150	Long	Jun 2013	19,595,121	19,732,031	136,910
	3-Year Australian Treasury Bond Futures	126	Short	Mar 2013	(14,071,623)	(14,070,772)	851
	10-Year Canada Government Bond Futures	20	Short	Jun 2013	(2,568,457)	(2,598,206)	(29,749)
	U.K. Long Gilt Bond Futures	60	Short	Jun 2013	(10,467,646)	(10,621,475)	(153,829)
	U.S. Treasury 30-Year Bond Futures	38	Short	Jun 2013	(5,415,543)	(5,463,687)	(48,144)

							$1,356,609

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging up to approximately $2.4 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

High Yield Fund	U.S. Treasury 30-Year Bond Futures	17	Short	Jun 2013	($2,432,960)	($2,444,281)	($11,321)

							($11,321)

Investment Quality Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and to gain exposure to treasuries markets. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $23.6 million to $45.3 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	U.S. Treasury 2-Year Note Futures	49	Long	Jun 2013	$10,801,517	$10,802,969	$1,452
	U.S. Treasury 5-Year Note Futures	59	Long	Jun 2013	7,310,581	7,315,078	4,497
	U.S. Treasury 10-Year Note Futures	77	Long	Jun 2013	10,133,921	10,129,109	(4,812)
	German Euro BUND Futures	15	Short	Mar 2013	(2,814,055)	(2,839,374)	(25,319)
	U.S. Treasury Ultra Long Bond Futures	34	Short	Jun 2013	(5,377,789)	(5,372,000)	5,789

							($18,393)

337

DERIVATIVE INSTRUMENTS, CONTINUED

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $299.8 thousand to $1.2 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	11	Long	Mar 2013	$1,199,240	$1,211,870	$12,630

							$12,630

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $199.9 thousand to $881.4 thousand, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	8	Long	Mar 2013	$870,900	$881,360	$10,460

							$10,460

Real Return Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and gain exposure to treasuries markets. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $66.8 million to $83.9 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Real Return Bond Fund	EURIBOR Interest Rate Futures	1	Long	Dec 2015	$322,929	$323,613	$684
	Eurodollar Futures	212	Long	Mar 2016	52,409,797	52,435,550	25,753
	Eurodollar Futures	96	Long	Sep 2015	23,790,443	23,808,000	17,557

							$43,994

Short Term Government Income Fund

The Fund used futures contracts to manage duration. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $15.0 million to $23.6 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Short Term Government Income Fund	U.S. Treasury 5-Year Note Futures	190	Short	Jun 2013	($23,546,101)	($23,557,031)	($10,930)

							($10,930)

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 28, 2013, the Fund held futures contracts with total value ranging from approximately $567.8 thousand to $820.7 thousand, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	8	Long	3/15/2013	$684,462	$728,154	$43,692

							$43,692

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries and foreign bond markets and maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $24.3 million to $34.1 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 2-Year Note Futures	6	Long	Jun 2013	$1,322,929	$1,322,813	($116)
	U.S. Treasury 5-Year Note Futures	8	Long	Jun 2013	991,532	991,875	343
	U.S. Treasury 10-Year Note Futures	27	Long	Jun 2013	3,551,452	3,551,766	314
	Ultra Long U.S. Treasury Bond Futures	16	Long	Jun 2013	2,536,343	2,528,000	(8,343)
	10-Year Government of Canada Bond Futures	12	Short	Jun 2013	(1,540,754)	(1,558,924)	(18,170)
	U.S. Treasury 5-Year Note Futures	10	Short	Jun 2013	(1,236,825)	(1,239,844)	(3,019)
	U.S. Treasury 10-Year Note Futures	172	Short	Jun 2013	(22,605,493)	(22,626,063)	(20,570)
	Ultra Long U.S. Treasury Bond Futures	2	Short	Jun 2013	(314,060)	(316,000)	(1,940)

							($51,501)

338

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Equity Allocation Fund

The Fund used futures contracts as a substitute for securities purchased and to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $100.0 million to $160.6 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Strategic Equity Allocation Fund	Canadian Currency Futures	21	Long	Mar 2013	$2,094,471	$2,037,630	($56,841)
	MSCI EAFE Mini Index Futures	451	Long	Mar 2013	37,561,669	37,408,195	(153,474)
	MSCI Emerging Market Mini Future	286	Long	Mar 2013	15,274,768	14,984,970	(289,798)
	Russell 2000 Mini Index Futures	115	Long	Mar 2013	10,066,257	10,467,300	401,043
	S&P 500 Index Futures	216	Long	Mar 2013	79,527,983	81,718,200	2,190,217
	S&P MidCap 400 E-Mini Index Futures	107	Long	Mar 2013	11,281,611	11,788,190	506,579
	S&P TSE 60 Index Futures	15	Long	Mar 2013	2,123,949	2,146,036	22,087

							$2,619,813

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund, gain exposure to foreign bond markets and gain exposure to treasuries markets. During the six months ended February 28, 2013, the Fund held futures contracts with total values ranging from approximately $445.1 million to $774.5 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Total Return Fund	3 Month EURIBOR Interest Rate Futures	34	Long	Dec 2014	$11,037,605	$11,041,130	$3,525
	3 Month EURIBOR Interest Rate Futures	16	Long	Mar 2015	5,194,723	5,192,431	(2,292)
	3 Month EURIBOR Interest Rate Futures	13	Long	Jun 2015	4,204,031	4,215,244	11,213
	90-Day Eurodollar Futures	15	Long	Sep 2013	3,741,265	3,737,625	(3,640)
	90-Day Eurodollar Futures	19	Long	Dec 2013	4,736,406	4,733,138	(3,268)
	90-Day Eurodollar Futures	38	Long	Dec 2014	9,430,989	9,448,700	17,711
	90-Day Eurodollar Futures	38	Long	Mar 2015	9,443,991	9,441,575	(2,416)
	90-Day Eurodollar Futures	1,288	Long	Jun 2015	319,748,627	319,746,000	(2,627)
	90-Day Eurodollar Futures	209	Long	Sep 2015	51,866,996	51,832,000	(34,996)
	90-Day Eurodollar Futures	947	Long	Dec 2015	234,648,751	234,560,063	(88,688)
	90-Day Eurodollar Futures	262	Long	Mar 2016	64,265,198	64,802,425	537,227
	90-Day Eurodollar Futures	16	Long	Jun 2016	3,943,812	3,951,200	7,388
	90-Day Eurodollar Futures	11	Long	Sep 2016	2,705,150	2,711,775	6,625
	U.S. Treasury 5-Year Note Futures	50	Long	Mar 2013	6,229,116	6,218,750	(10,366)
	U.S. Treasury 10-Year Note Futures	29	Long	Mar 2013	3,782,045	3,848,391	66,346
	U.S. Treasury 10-Year Note Futures	249	Long	Jun 2013	32,632,814	32,755,172	122,358
	German Euro BUND Futures	33	Short	Mar 2013	(6,248,652)	(6,246,624)	2,028

							$626,128

Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at February 28, 2013, and the range of notional contract amounts held by the Funds during the six months ended February 28, 2013. In addition, the tables detail how the Funds used forward foreign currency contracts during the six months ended February 28, 2013.

Asia Total Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the period ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $61.1 million.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Asia Total Return Bond Fund	BUYS

	Australian Dollar	5,900,000	$6,002,247	Royal Bank of Canada	3/28/2013	$13,251

			$6,002,247			$13,251

339

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Asia Total Return Bond Fund,
continued	SELLS

	Australian Dollar	33,560,000	$34,432,560	Royal Bank of Canada	3/28/2013	$215,593
	Indonesian Rupiah	58,350,000,000	6,000,000	Royal Bank of Canada	3/11/2013	(33,251)
	Singapore Dollar	18,180,000	14,675,492	Royal Bank of Canada	3/28/2013	(4,832)

			$55,108,052			$177,510

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging up to $3.6 million, as measured at each quarter end. At February 28, 2013, the Fund held no forward foreign currency contracts.

Global Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $693.4 million to $983.4 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund	BUYS

	Australian Dollar	3,424,000	$3,501,114	Credit Suisse	3/5/2013	($3,935)
	Australian Dollar	1,803,000	1,876,047	Deutsche Bank AG	3/14/2013	(35,781)
	Australian Dollar	252,000	259,315	The Royal Bank of Scotland PLC	4/4/2013	(2,519)
	Brazilian Real	699,153	338,131	UBS AG	4/2/2013	13,869
	Brazilian Real	699,153	352,876	Credit Suisse	6/4/2013	(3,317)
	Canadian Dollar	2,025,000	1,966,611	Credit Suisse	3/5/2013	(3,149)
	Canadian Dollar	6,511,000	6,551,476	Barclays Bank PLC	3/21/2013	(240,582)
	Canadian Dollar	5,457,000	5,400,195	BNP Paribas SA	3/21/2013	(110,908)
	Canadian Dollar	9,403,000	9,516,869	Citibank N.A.	3/21/2013	(402,857)
	Canadian Dollar	1,485,000	1,507,314	HSBC Bank USA	3/21/2013	(67,954)
	Canadian Dollar	404,000	402,600	JPMorgan Chase Bank	3/21/2013	(11,016)
	Canadian Dollar	408,000	406,290	Royal Bank of Canada	3/21/2013	(10,830)
	Canadian Dollar	5,970,000	5,947,694	The Royal Bank of Scotland PLC	3/21/2013	(161,173)
	Canadian Dollar	2,651,000	2,659,288	Westpac Banking Corp.	3/21/2013	(89,763)
	Chilean Peso	11,892,800	24,207	Goldman Sachs	6/5/2013	598
	Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG	8/5/2013	(3,993)
	Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs	8/5/2013	(43,212)
	Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	56,056
	Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(41,313)
	Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(85,015)
	Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs	4/25/2014	(31,308)
	Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank USA	4/25/2014	(27,515)
	Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(51,077)
	Chinese Yuan Renminbi	7,939,353	1,301,000	The Royal Bank of Scotland PLC	4/25/2014	(49,523)
	Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(55,071)
	Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(28,748)
	Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital PLC	9/8/2015	(56,456)
	Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(305,404)
	Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(39,629)
	Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley & Company, Inc.	9/8/2015	(26,647)
	Danish Krone	29,365,000	5,288,728	Barclays Bank PLC	5/15/2013	(142,451)
	Euro	22,107,000	28,896,237	Credit Suisse	3/5/2013	(34,254)
	Euro	2,272,000	2,977,861	Barclays Bank PLC	3/18/2013	(11,366)
	Euro	4,316,000	5,727,600	BNP Paribas SA	3/18/2013	(92,302)
	Euro	32,237,000	42,678,992	Citibank N.A.	3/18/2013	(587,917)
	Euro	6,074,000	8,178,944	Credit Suisse	3/18/2013	(248,268)
	Euro	6,064,000	8,086,948	Deutsche Bank AG	3/18/2013	(169,330)
	Euro	4,780,000	6,386,773	HSBC Bank USA	3/18/2013	(145,642)
	Euro	7,090,000	9,439,336	JPMorgan Chase Bank	3/18/2013	(182,093)
	Euro	4,473,000	5,974,331	Morgan Stanley & Company, Inc.	3/18/2013	(134,043)
	Euro	5,943,000	7,946,991	Royal Bank of Canada	3/18/2013	(187,359)
	Euro	10,092,000	13,528,069	The Royal Bank of Scotland PLC	3/18/2013	(351,187)
	Euro	27,730,000	37,075,759	UBS AG	3/18/2013	(869,365)

340

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	Japanese Yen	366,436,368	$3,984,000	Citibank N.A.	3/5/2013	($30,621)
	Japanese Yen	16,170,000	174,547	Credit Suisse	3/5/2013	(94)
	Japanese Yen	220,497,944	2,413,303	Barclays Bank PLC	3/6/2013	(34,397)
	Japanese Yen	3,705,354,000	39,615,769	BNP Paribas SA	3/14/2013	362,560
	Japanese Yen	6,119,324,000	65,502,099	Credit Suisse	3/14/2013	521,376
	Japanese Yen	627,861,000	6,833,958	HSBC Bank USA	3/14/2013	(59,751)
	Japanese Yen	4,735,623,000	50,658,018	Bank of America N.A.	3/25/2013	439,834
	Japanese Yen	3,461,446,000	36,929,693	BNP Paribas SA	3/25/2013	419,660
	Mexican Peso	7,029,168	552,000	Morgan Stanley & Company, Inc.	3/4/2013	(1,321)
	Mexican Peso	2,741,250	215,000	UBS AG	3/4/2013	(245)
	Mexican Peso	4,137,210	315,000	Bank of America N.A.	4/3/2013	8,149
	Mexican Peso	4,601,662	359,000	Barclays Bank PLC	4/3/2013	427
	Mexican Peso	52,414,219	4,100,043	BNP Paribas SA	4/3/2013	(6,070)
	Mexican Peso	43,368,948	3,229,139	Credit Suisse	4/3/2013	158,326
	Mexican Peso	24,337,056	1,843,507	Deutsche Bank AG	4/3/2013	57,413
	Mexican Peso	110,454,318	8,584,118	HSBC Bank USA	4/3/2013	43,254
	Mexican Peso	39,211,736	3,044,654	JPMorgan Chase Bank	4/3/2013	18,099
	Mexican Peso	140,697,222	10,956,514	Morgan Stanley & Company, Inc.	4/3/2013	33,073
	Mexican Peso	113,520,639	8,787,404	UBS AG	4/3/2013	79,473
	Mexican Peso	6,282,198	491,000	UBS AG	5/6/2013	(1,772)
	Pound Sterling	814,000	1,315,148	Barclays Bank PLC	3/12/2013	(80,324)
	Pound Sterling	185,000	298,035	Citibank N.A.	3/12/2013	(17,393)
	Pound Sterling	2,215,000	3,579,128	Credit Suisse	3/12/2013	(219,010)
	Pound Sterling	3,839,000	6,192,430	HSBC Bank USA	3/12/2013	(368,732)
	Pound Sterling	7,021,000	11,155,177	Royal Bank of Canada	3/12/2013	(504,440)
	Pound Sterling	2,619,000	4,178,244	The Royal Bank of Scotland PLC	3/12/2013	(205,266)
	Pound Sterling	2,413,000	3,876,738	UBS AG	3/12/2013	(216,258)
	Pound Sterling	75,000	117,280	Barclays Bank PLC	3/21/2013	(3,512)
	South African Rand	1,704,045	191,000	Barclays Bank PLC	4/8/2013	(2,837)
	South African Rand	3,696,122	408,750	HSBC Bank USA	4/30/2013	(1,808)
	South African Rand	4,075,845	451,000	UBS AG	4/30/2013	(2,251)
	South African Rand	4,043,936	451,000	JPMorgan Chase Bank	5/6/2013	(6,118)
	Swedish Krona	25,021,000	3,915,833	Barclays Bank PLC	5/15/2013	(53,024)
	Swiss Franc	2,781,000	3,032,831	Barclays Bank PLC	5/15/2013	(63,290)

			$545,143,336			($4,810,639)

	SELLS

	Australian Dollar	1,382,000	$1,412,273	Bank of America N.A.	3/5/2013	$736
	Australian Dollar	2,043,000	2,089,799	UBS AG	3/5/2013	3,135
	Australian Dollar	335,000	341,255	UBS AG	3/6/2013	(879)
	Australian Dollar	3,424,000	3,493,079	Credit Suisse	4/4/2013	3,919
	Australian Dollar	4,322,000	4,393,572	HSBC Bank USA	4/4/2013	(10,677)
	Australian Dollar	22,162,000	22,775,887	JPMorgan Chase Bank	4/4/2013	192,134
	Brazilian Real	699,153	355,622	Credit Suisse	4/2/2013	3,622
	Canadian Dollar	679,581	664,000	Deutsche Bank AG	3/1/2013	5,012
	Canadian Dollar	2,024,387	1,973,000	Barclays Bank PLC	3/5/2013	10,133
	Canadian Dollar	576,000	558,873	Westpac Banking Corp.	3/7/2013	402
	Canadian Dollar	678,000	658,278	Barclays Bank PLC	3/21/2013	1,115
	Canadian Dollar	5,672,000	5,516,558	BNP Paribas SA	3/21/2013	18,879
	Canadian Dollar	2,025,000	1,965,905	Credit Suisse	3/21/2013	3,140
	Canadian Dollar	647,000	655,167	Deutsche Bank AG	3/21/2013	28,051
	Canadian Dollar	14,085,000	13,838,217	HSBC Bank USA	3/21/2013	186,100
	Canadian Dollar	2,153,000	2,164,273	JPMorgan Chase Bank	3/21/2013	77,443
	Chinese Yuan Renminbi	208,560,186	33,239,332	UBS AG	8/5/2013	(6,733)
	Euro	22,108,000	28,904,773	BNP Paribas SA	3/5/2013	41,485
	Euro	1,300,000	1,700,624	UBS AG	3/6/2013	3,386
	Euro	2,931,000	3,843,168	BNP Paribas SA	3/7/2013	16,523
	Euro	644,000	842,224	UBS AG	3/7/2013	1,433
	Euro	23,316,000	30,760,683	Barclays Bank PLC	3/18/2013	317,542
	Euro	1,386,000	1,802,384	BNP Paribas SA	3/18/2013	(7,283)
	Euro	1,341,000	1,750,245	Citibank N.A.	3/18/2013	(667)
	Euro	20,722,000	27,088,089	Credit Suisse	3/18/2013	31,872
	Euro	779,000	1,053,243	Deutsche Bank AG	3/18/2013	36,122
	Euro	19,298,000	25,629,852	JPMorgan Chase Bank	3/18/2013	432,918
	Euro	3,847,000	5,175,230	Royal Bank of Canada	3/18/2013	152,295
	Euro	2,087,000	2,852,365	The Royal Bank of Scotland PLC	3/18/2013	127,420
	Euro	794,000	1,003,536	Bank of America N.A.	5/20/2013	(33,669)

341

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	SELLS

	Euro	2,655,000	$3,404,241	Barclays Bank PLC	5/23/2013	($64,084)
	Euro	879,000	1,119,745	Credit Suisse	5/23/2013	(28,525)
	Euro	982,000	1,242,858	UBS AG	5/23/2013	(39,965)
	Japanese Yen	99,907,011	1,065,000	Credit Suisse	3/4/2013	(12,862)
	Japanese Yen	470,838,972	5,006,092	Morgan Stanley & Company, Inc.	3/4/2013	(73,625)
	Japanese Yen	63,793,750	692,000	Bank of America N.A.	3/5/2013	3,747
	Japanese Yen	63,822,468	692,000	Barclays Bank PLC	3/5/2013	3,437
	Japanese Yen	63,717,976	692,000	Citibank N.A.	3/5/2013	4,565
	Japanese Yen	63,738,736	692,000	Deutsche Bank AG	3/5/2013	4,341
	Japanese Yen	63,787,868	692,000	HSBC Bank USA	3/5/2013	3,811
	Japanese Yen	63,745,656	692,000	UBS AG	3/5/2013	4,266
	Japanese Yen	261,868,000	2,826,880	Credit Suisse	3/14/2013	1,496
	Japanese Yen	656,784,000	7,187,944	Deutsche Bank AG	3/14/2013	101,677
	Japanese Yen	13,311,000	142,485	The Royal Bank of Scotland PLC	3/14/2013	(1,132)
	Mexican Peso	2,741,250	215,000	HSBC Bank USA	3/4/2013	245
	Mexican Peso	7,029,168	552,000	JPMorgan Chase Bank	3/4/2013	1,321
	Mexican Peso	137,753,863	10,736,000	HSBC Bank USA	4/3/2013	(23,687)
	Mexican Peso	244,436,085	18,841,765	Morgan Stanley & Company, Inc.	4/3/2013	(250,664)
	Mexican Peso	185,572,902	14,454,000	UBS AG	4/3/2013	(40,740)
	Mexican Peso	210,691,431	16,036,186	Credit Suisse	4/4/2013	(418,875)
	Mexican Peso	45,277,065	3,446,792	Goldman Sachs	4/4/2013	(89,359)
	Mexican Peso	6,282,198	491,000	HSBC Bank USA	5/6/2013	1,772
	New Zealand Dollar	36,172,000	30,185,534	Bank of America N.A.	3/14/2013	302,131
	Philippine Peso	1,395,310	33,449	Citibank N.A.	3/25/2013	(866)
	Pound Sterling	19,713,000	31,743,706	Bank of America N.A.	3/12/2013	1,839,420
	Pound Sterling	1,458,000	2,302,505	Barclays Bank PLC	3/12/2013	90,744
	Pound Sterling	1,706,000	2,694,345	Citibank N.A.	3/12/2013	106,372
	Pound Sterling	4,968,000	7,846,211	Credit Suisse	3/12/2013	309,839
	Pound Sterling	1,283,000	2,050,099	Deutsche Bank AG	3/12/2013	103,810
	Pound Sterling	178,000	279,468	HSBC Bank USA	3/12/2013	9,445
	Pound Sterling	19,880,000	31,814,537	JPMorgan Chase Bank	3/12/2013	1,656,914
	Pound Sterling	284,000	433,200	The Royal Bank of Scotland PLC	3/12/2013	2,377
	Pound Sterling	2,482,000	4,033,200	UBS AG	3/12/2013	268,049
	South African Rand	1,704,045	191,000	UBS AG	4/8/2013	2,837
	South African Rand	2,406,726	270,000	Citibank N.A.	4/30/2013	5,020
	South African Rand	3,210,264	360,000	Credit Suisse	4/30/2013	6,551
	South African Rand	7,380,898	831,704	HSBC Bank USA	4/30/2013	19,070
	South African Rand	3,135,378	351,000	JPMorgan Chase Bank	4/30/2013	5,796
	South African Rand	3,665,098	408,750	UBS AG	5/6/2013	5,544
	Swiss Franc	2,732,000	3,010,468	Barclays Bank PLC	3/21/2013	95,133

			$438,260,670			$5,550,255

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $1.1 million to $2.0 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Heritage Fund	SELLS

	Canadian Dollar	440,541	$430,380	UBS AG	3/28/2013	$2,321
	Euro	755,770	1,005,060	UBS AG	3/28/2013	16,419
	Pound Sterling	356,157	537,815	Credit Suisse	3/28/2013	(3,082)

			$1,973,255			$15,658

342

DERIVATIVE INSTRUMENTS, CONTINUED

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $11.0 million to $28.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Income Fund	SELLS

	Canadian Dollar	6,200,000	$6,057,941	Bank of Montreal	4/24/2013	$52,812
	Canadian Dollar	10,997,604	10,912,758	Bank of Nova Scotia	4/24/2013	260,816

			$16,970,699			$313,628

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $33.0 million to $51.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Fund	BUYS

	Brazilian Real	405,000	$203,415	Citibank N.A.	3/15/2013	$925
	Pound Sterling	832,493	1,313,341	UBS AG	5/16/2013	(50,885)

			$1,516,756			($49,960)

	SELLS

	Brazilian Real	405,000	$196,650	Citibank N.A.	3/15/2013	($7,691)
	Euro	865,000	1,170,432	JPMorgan Chase Bank	3/15/2013	41,046
	Euro	8,625,646	11,583,651	Citibank N.A.	5/16/2013	317,622
	Euro	23,219,019	31,467,297	UBS AG	5/16/2013	1,137,225
	Pound Sterling	3,743,065	5,911,086	UBS AG	5/16/2013	234,818

			$50,329,116			$1,723,020

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and as a substitute for securities purchased. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $7.9 million to $11.1 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Investment Quality Bond Fund	BUYS

	Brazilian Real	1,855,000	$941,371	UBS AG	3/14/2013	($3,128)
	Norwegian Krone	15,910,000	2,862,374	Morgan Stanley & Company, Inc.	3/27/2013	(84,553)

			$3,803,745			($87,681)

	SELLS

	Brazilian Real	1,855,000	$931,038	UBS AG	3/4/2013	($7,205)
	Brazilian Real	1,855,000	938,656	UBS AG	4/2/2013	3,665
	Swedish Krona	18,117,000	2,877,678	JPMorgan Chase Bank	3/27/2013	71,257

			$4,747,372			$67,717

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $51.4 million to $65.6 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund	BUYS

	Euro	788,501	$1,051,695	Bank of America N.A.	5/17/2013	($19,837)
	Euro	137,815	186,412	Credit Suisse	5/17/2013	(6,062)

343

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund, continued	BUYS

	Euro	239,441	$319,243	Deutsche Bank AG	5/17/2013	($5,902)
	Euro	262,490	348,176	HSBC Bank PLC	5/17/2013	(4,674)
	Japanese Yen	7,722,000	93,879	Bank of America N.A.	4/22/2013	(10,249)
	Japanese Yen	1,728,000	20,970	Credit Suisse	4/22/2013	(2,256)
	Japanese Yen	6,168,000	73,881	Deutsche Bank AG	4/22/2013	(7,080)
	Japanese Yen	7,938,000	89,498	HSBC Bank PLC	4/22/2013	(3,528)
	Pound Sterling	185,000	282,227	State Street Bank and Trust Company	8/19/2013	(1,419)

		25,169,247	$2,465,981			($61,007)

	SELLS

	Euro	32,821	$44,214	Bank of America N.A.	7/17/2013	$1,240
	Euro	3,637,478	4,856,470	Bank of America N.A.	5/17/2013	96,349
	Euro	6,757,557	9,023,670	Barclays Bank PLC Wholesale	7/17/2013	175,762
	Euro	3,637,478	4,855,033	Credit Suisse	5/17/2013	94,912
	Euro	55,346	74,744	Credit Suisse	7/17/2013	2,278
	Euro	30,638	41,370	Deutsche Bank AG	7/17/2013	1,254
	Euro	16,411	22,115	HSBC Bank PLC	7/17/2013	628
	Japanese Yen	2,457,230	27,368	Credit Suisse	4/22/2013	756
	Japanese Yen	5,384,770	61,238	Deutsche Bank AG	4/22/2013	2,921
	Japanese Yen	63,558,000	798,010	HSBC Bank PLC	4/22/2013	109,670
	Pound Sterling	6,283,732	9,739,785	Bank of America N.A.	8/19/2013	201,793
	Pound Sterling	12,460,612	19,289,028	Credit Suisse	8/19/2013	375,233
	Swiss Franc	26,719	29,233	Credit Suisse	8/12/2013	556
	Swiss Franc	26,716	29,214	Deutsche Bank AG	8/12/2013	538

		104,365,508	$48,891,492			$1,063,890

Real Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $92.8 million to $159.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond Fund	BUYS

	Australian Dollar	127,000	$130,686	The Royal Bank of Scotland PLC	4/4/13	($1,270)
	Brazilian Real	6,148,892	2,973,783	UBS AG	4/2/13	121,978
	Euro	8,116,000	10,632,869	Citibank N.A.	4/2/13	(34,904)
	Euro	21,963,000	29,180,042	Goldman Sachs	3/4/13	(506,258)
	Euro	128,000	168,710	The Royal Bank of Scotland PLC	4/2/13	(1,566)
	Pound Sterling	786,000	1,229,093	Barclays Bank PLC	3/21/13	(36,803)
	Pound Sterling	564,000	884,033	Citibank N.A.	3/12/13	(28,454)
	Pound Sterling	1,007,000	1,581,634	Deutsche Bank AG	3/12/13	(54,032)
	Pound Sterling	1,831,000	2,892,364	JPMorgan Chase Bank	3/12/13	(114,768)
	Pound Sterling	470,000	736,979	The Royal Bank of Scotland PLC	3/12/13	(23,997)
	Mexican Peso	10,506,800	800,000	Deutsche Bank AG	4/3/13	20,666
	Mexican Peso	11,629,350	880,791	HSBC Bank USA	4/3/13	27,555
	Mexican Peso	226,665	17,343	JPMorgan Chase Bank	4/3/13	361

			$52,108,327			($631,492)

	SELLS

	Australian Dollar	10,161,000	$10,419,049	JPMorgan Chase Bank	4/4/13	$64,680
	Australian Dollar	10,236,000	10,517,418	UBS AG	4/4/13	86,623
	Canadian Dollar	9,368,000	9,481,446	Citibank N.A.	3/21/13	401,358
	Canadian Dollar	980,000	982,752	Deutsche Bank AG	3/21/13	32,871
	Euro	21,963,000	29,186,082	Goldman Sachs	4/2/13	506,545
	Euro	1,252,000	1,684,672	The Royal Bank of Scotland PLC	3/4/13	50,124
	Euro	20,711,000	27,844,800	UBS AG	3/4/13	805,565
	Pound Sterling	1,285,000	2,076,953	BNP Paribas SA	3/12/13	127,630
	Pound Sterling	7,278,000	11,706,081	Deutsche Bank AG	3/12/13	665,478
	Pound Sterling	90,000	141,803	Morgan Stanley & Company, Inc.	3/12/13	5,274
	Pound Sterling	419,000	673,235	Royal Bank of Canada	3/12/13	37,619
	Pound Sterling	89,000	143,785	The Royal Bank of Scotland PLC	3/12/13	8,774
	Pound Sterling	1,203,000	1,954,851	UBS AG	3/12/13	129,920

344

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond
Fund, continued	SELLS

	Pound Sterling	133,000	$213,786	Westpac Banking Corp.	3/12/13	$12,027
	South African Rand	6,042,279	693,717	HSBC Bank USA	4/30/13	28,465

			$107,720,430			$2,962,953

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $85.7 million to $118.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund	BUYS

	Australian Dollar	1,056,005	$1,084,010	State Street Bank	5/15/2013	($11,211)
	Brazilian Real	4,200,000	2,126,152	Citibank N.A.	3/4/2013	(4,297)
	Brazilian Real	4,200,000	2,131,655	JPMorgan Chase Bank	3/4/2013	(9,800)
	Brazilian Real	536,000	270,161	Credit Suisse	5/15/2013	(1,563)
	Brazilian Real	913,000	459,140	Goldman Sachs	5/15/2013	(1,622)
	Brazilian Real	57,826	29,000	State Street Bank	5/15/2013	(23)
	Canadian Dollar	30,231	29,311	JPMorgan Chase Bank	5/15/2013	(43)
	Canadian Dollar	137,671	134,172	State Street Bank	5/15/2013	(889)
	Chilean Peso	418,458,480	873,654	Credit Suisse	5/15/2013	1,808
	Chilean Peso	282,015,000	587,960	Credit Suisse	5/28/2013	914
	Chinese Yuan Renminbi	1,649,000	262,162	HSBC Bank PLC	3/13/2013	2,751
	Chinese Yuan Renminbi	3,377,000	536,927	Standard Chartered Bank	5/20/2013	3,353
	Colombian Peso	189,817,000	105,645	Bank of America N.A.	5/15/2013	(1,553)
	Czech Koruna	4,518,000	240,003	Bank of America N.A.	5/15/2013	(9,975)
	Danish Krone	473,000	85,277	JPMorgan Chase Bank	5/15/2013	(2,382)
	Euro	319,775	430,542	Citibank N.A.	3/11/2013	(13,040)
	Euro	116,508	153,572	State Street Bank	3/11/2013	(1,458)
	Euro	165,075	223,794	The Royal Bank of Scotland PLC	3/11/2013	(8,270)
	Euro	194,000	255,821	Barclays Capital	5/15/2013	(2,409)
	Euro	1,457,020	1,942,324	State Street Bank	5/15/2013	(39,093)
	Hungarian Forint	1,501,200	6,571	JPMorgan Chase Bank	5/15/2013	8
	Indian Rupee	95,246,360	1,710,386	Deutsche Bank AG	3/18/2013	35,089
	Indian Rupee	33,145,000	597,606	JPMorgan Chase Bank	3/18/2013	9,806
	Indian Rupee	34,865,000	630,071	State Street Bank	4/16/2013	4,895
	Indian Rupee	14,710,000	267,357	JPMorgan Chase Bank	4/22/2013	194
	Indian Rupee	14,605,000	262,208	Standard Chartered Bank	4/22/2013	3,433
	Indian Rupee	3,171,000	56,848	State Street Bank	4/22/2013	827
	Indian Rupee	61,752,000	1,129,262	HSBC Bank PLC	5/15/2013	(11,499)
	Indian Rupee	1,203,655	22,000	JPMorgan Chase Bank	5/15/2013	(213)
	Japanese Yen	77,560,995	830,562	Citibank N.A.	5/15/2013	6,639
	Japanese Yen	132,793,784	1,431,000	State Street Bank	5/15/2013	2,389
	Japanese Yen	784,437,466	8,418,111	The Royal Bank of Scotland PLC	5/15/2013	49,186
	Malaysian Ringgit	3,685,000	1,199,232	HSBC Bank PLC	3/11/2013	(7,417)
	Malaysian Ringgit	156,000	50,779	Standard Chartered Bank	3/21/2013	(358)
	Malaysian Ringgit	189,422	62,000	State Street Bank	3/21/2013	(777)
	Malaysian Ringgit	1,855,000	606,011	Deutsche Bank AG	4/26/2013	(7,869)
	Malaysian Ringgit	130,661	42,000	HSBC Bank PLC	4/26/2013	131
	Malaysian Ringgit	382,000	122,354	JPMorgan Chase Bank	4/26/2013	822
	Malaysian Ringgit	1,400,000	457,442	HSBC Bank PLC	4/29/2013	(6,102)
	Malaysian Ringgit	2,260,000	724,824	HSBC Bank PLC	5/13/2013	3,094
	Malaysian Ringgit	4,189,000	1,346,460	Morgan Stanley & Company, Inc.	5/15/2013	2,583
	Malaysian Ringgit	1,397,000	448,346	Standard Chartered Bank	5/15/2013	1,550
	Mexican Peso	6,875,000	534,443	State Street Bank	3/19/2013	3,353
	Mexican Peso	12,830,000	1,000,572	UBS AG	3/19/2013	3,053
	Mexican Peso	13,114,000	1,022,534	Bank of America N.A.	5/15/2013	(2,129)
	Mexican Peso	3,946,097	307,416	State Street Bank	5/15/2013	(369)
	New Zealand Dollar	351,000	293,558	JPMorgan Chase Bank	5/15/2013	(4,773)
	Nigerian Naira	42,181,000	263,175	Credit Suisse	5/15/2013	(2,526)
	Norwegian Krone	3,300,000	585,511	UBS AG	3/18/2013	(10,962)
	Norwegian Krone	3,015,000	539,045	UBS AG	4/18/2013	(14,728)

345

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund,
continued	BUYS

	Norwegian Krone	6,375,000	$1,160,790	UBS AG	5/6/2013	($52,938)
	Norwegian Krone	13,434,000	2,441,347	HSBC Bank PLC	5/15/2013	(107,617)
	Norwegian Krone	650,798	114,000	JPMorgan Chase Bank	5/15/2013	(943)
	Philippine Peso	21,268,000	524,036	Standard Chartered Bank	5/15/2013	(898)
	Pound Sterling	84,457	128,000	State Street Bank	5/15/2013	78
	Romanian Leu	871,000	261,099	Bank of America N.A.	4/17/2013	(1,527)
	Romanian Leu	3,918,000	1,176,688	Bank of America N.A.	4/26/2013	(10,034)
	Romanian Leu	144,620	43,000	State Street Bank	4/26/2013	63
	Romanian Leu	1,935,000	590,659	Bank of America N.A.	4/29/2013	(14,638)
	Russian Ruble	16,360,000	532,778	Barclays Bank PLC	4/17/2013	(2,598)
	Russian Ruble	60,907,000	2,007,614	Citibank N.A.	4/17/2013	(33,797)
	Russian Ruble	19,045,000	628,258	Credit Suisse	4/17/2013	(11,065)
	Russian Ruble	9,235,000	301,138	Morgan Stanley & Company, Inc.	4/17/2013	(1,859)
	Russian Ruble	2,093,210	68,000	State Street Bank	4/17/2013	(165)
	Singapore Dollar	426,000	343,912	Standard Chartered Bank	5/15/2013	90
	South African Rand	169,223	19,000	State Street Bank	5/15/2013	(406)
	South Korean Won	666,325,000	619,088	Deutsche Bank AG	3/18/2013	(3,969)
	South Korean Won	39,152,880	36,000	HSBC Bank PLC	3/18/2013	144
	South Korean Won	112,999,430	103,620	JPMorgan Chase Bank	3/18/2013	696
	South Korean Won	683,917,000	633,902	Standard Chartered Bank	3/18/2013	(2,542)
	South Korean Won	577,999,000	542,860	Bank of America N.A.	4/17/2013	(9,669)
	South Korean Won	577,999,000	542,860	Merrill Lynch	4/17/2013	(9,669)
	Swedish Krona	4,340,000	688,255	Barclays Capital	5/15/2013	(18,234)
	Swedish Krona	289,610	45,000	State Street Bank	5/15/2013	(289)
	Swiss Franc	780,000	850,543	Goldman Sachs	5/15/2013	(17,662)
	Thailand Baht	29,081,000	972,869	Barclays Capital	5/15/2013	456
	Thailand Baht	12,680,305	423,475	HSBC Bank PLC	5/15/2013	927
	Thailand Baht	17,957,000	599,006	Standard Chartered Bank	5/15/2013	2,005
	Thailand Baht	17,645,000	588,873	HSBC Bank PLC	5/28/2013	1,246
	Thailand Baht	17,645,000	588,952	Standard Chartered Bank	5/28/2013	1,167
	Turkish Lira	1,185,000	654,328	Goldman Sachs	5/15/2013	(1,400)
	Turkish Lira	46,782	25,706	State Street Bank	5/15/2013	70

			$55,184,622			($336,449)

	SELLS

	Australian Dollar	270,000	$281,378	UBS AG	3/11/2013	$5,734
	Australian Dollar	920,000	956,837	Citibank N.A.	4/8/2013	19,611
	Australian Dollar	1,028,000	1,054,904	Bank of America N.A.	5/15/2013	10,556
	Australian Dollar	1,145,450	1,169,881	State Street Bank	5/15/2013	6,215
	Brazilian Real	4,200,000	1,991,465	Citibank N.A.	3/4/2013	(130,390)
	Brazilian Real	4,200,000	2,126,152	JPMorgan Chase Bank	3/4/2013	4,297
	Brazilian Real	14,213,000	7,069,034	HSBC Bank PLC	5/15/2013	(53,319)
	Brazilian Real	4,225,000	2,122,582	JPMorgan Chase Bank	6/4/2013	10,188
	Canadian Dollar	976,000	961,742	Royal Bank of Canada	5/15/2013	16,843
	Canadian Dollar	728,804	715,994	State Street Bank	5/15/2013	10,413
	Canadian Dollar	600,000	587,682	State Street Bank	5/22/2013	6,890
	Euro	492,644	661,138	Citibank N.A.	3/11/2013	17,936
	Euro	152,149	204,909	Deutsche Bank AG	3/11/2013	6,261
	Euro	202,331	264,348	Goldman Sachs	3/11/2013	182
	Euro	8,075,740	10,478,320	HSBC Bank PLC	3/11/2013	(65,469)
	Euro	73,467	96,804	State Street Bank	3/11/2013	885
	Euro	430,000	571,851	UBS AG	4/18/2013	10,284
	Euro	220,000	297,458	Deutsche Bank AG	5/6/2013	10,105
	Euro	1,685,000	2,288,938	Goldman Sachs	5/6/2013	88,076
	Euro	505,000	661,803	State Street Bank	5/6/2013	2,197
	Euro	505,000	668,128	UBS AG	5/6/2013	8,522
	Euro	993,714	1,338,271	Barclays Capital	5/15/2013	40,234
	Euro	472,000	619,441	Goldman Sachs	5/15/2013	2,891
	Euro	293,735	395,648	JPMorgan Chase Bank	5/15/2013	11,957
	Euro	447,000	590,136	Bank of America N.A.	5/15/2013	6,243
	Euro	4,733,695	6,326,836	State Street Bank	5/15/2013	143,453
	Euro	1,018,797	1,334,120	The Royal Bank of Scotland PLC	5/15/2013	3,317
	Hungarian Forint	8,806,000	39,756	Morgan Stanley & Company, Inc.	5/15/2013	1,161
	Hungarian Forint	2,295,000	10,540	State Street Bank	5/15/2013	482

346

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund,
continued	SELLS

	Indian Rupee	32,970,000	$614,653	Deutsche Bank AG	3/18/2013	$10,448
	Indian Rupee	64,355,050	1,179,991	Goldman Sachs	3/18/2013	627
	Indian Rupee	1,943,000	35,678	State Street Bank	4/22/2013	338
	Japanese Yen	82,515,000	1,003,606	UBS AG	3/11/2013	113,341
	Japanese Yen	111,005,286	1,193,064	State Street Bank	5/15/2013	(5,138)
	Japanese Yen	82,120,000	883,411	Standard Chartered Bank	5/20/2013	(3,038)
	Malaysian Ringgit	1,850,000	596,688	Morgan Stanley & Company, Inc.	3/11/2013	(1,646)
	Malaysian Ringgit	345,422	111,331	Morgan Stanley & Company, Inc.	3/21/2013	(313)
	Malaysian Ringgit	1,552,000	499,241	Morgan Stanley & Company, Inc.	4/26/2013	(1,199)
	Malaysian Ringgit	1,684,000	541,392	Deutsche Bank AG	5/15/2013	(931)
	Mexican Peso	8,390,000	650,468	Bank of America N.A.	3/19/2013	(5,838)
	Mexican Peso	1,005,000	79,034	Royal Bank of Canada	3/19/2013	418
	Mexican Peso	4,768,531	372,608	State Street Bank	3/19/2013	(409)
	Mexican Peso	3,933,622	306,519	State Street Bank	5/15/2013	442
	Mexican Peso	3,545,000	276,849	The Royal Bank of Scotland PLC	5/15/2013	1,012
	Polish Zloty	2,087,000	670,156	Bank of America N.A.	5/15/2013	17,501
	Pound Sterling	109,000	174,768	Citibank N.A.	4/10/2013	9,443
	Pound Sterling	200,000	310,527	HSBC Bank PLC	4/10/2013	7,178
	Pound Sterling	146,500	221,868	State Street Bank	4/10/2013	(335)
	Pound Sterling	1,347,402	2,091,983	Goldman Sachs	5/15/2013	48,671
	Pound Sterling	142,581	217,481	JPMorgan Chase Bank	5/15/2013	1,260
	Pound Sterling	113,563	176,063	State Street Bank	5/15/2013	3,847
	Pound Sterling	71,653	113,001	The Royal Bank of Scotland PLC	5/15/2013	4,340
	Pound Sterling	770,000	1,162,059	The Royal Bank of Scotland PLC	5/28/2013	(5,561)
	Russian Ruble	15,720,000	513,524	State Street Bank	4/17/2013	4,085
	South African Rand	2,790,000	313,040	Barclays Bank PLC	4/22/2013	5,536
	South African Rand	2,192,000	244,141	Bank of America N.A.	5/15/2013	3,282
	South Korean Won	71,250,650	66,965	Bank of America N.A.	3/18/2013	1,189
	South Korean Won	102,358,000	95,814	Standard Chartered Bank	3/18/2013	1,322
	South Korean Won	178,763,650	168,000	State Street Bank	3/18/2013	2,974
	South Korean Won	577,965,000	530,779	HSBC Bank PLC	4/17/2013	(2,381)
	Swedish Krona	1,990,718	312,962	State Street Bank	5/15/2013	5,629
	Swiss Franc	530,000	581,121	UBS AG	5/2/2013	15,282
	Turkish Lira	1,709,000	957,208	Goldman Sachs	5/15/2013	15,559
	Turkish Lira	300,000	168,940	Morgan Stanley & Company, Inc.	5/15/2013	3,642

			$63,321,029			$446,332

Total Return Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $755.3 million to $917.7 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund	BUYS

	Brazilian Real	28,760,694	$14,516,072	Credit Suisse	6/4/2013	($136,444)
	Brazilian Real	28,760,694	13,951,525	UBS AG	4/2/2013	528,525
	Euro	221,000	289,535	Citibank N.A.	4/2/2013	(950)
	Euro	1,230,000	1,640,966	Credit Suisse	3/4/2013	(35,140)
	Euro	129,866,000	172,539,968	Goldman Sachs	3/4/2013	(2,993,476)
	Euro	609,000	824,246	Morgan Stanley & Company, Inc.	3/4/2013	(29,166)
	Euro	160,000	210,888	Royal Bank of Scotland PLC	4/2/2013	(1,958)
	Indonesian Rupiah	992,200,000	100,000	Credit Suisse	8/12/2013	716
	Indonesian Rupiah	3,968,000,000	400,000	JPMorgan Chase Bank	8/12/2013	2,781
	Mexican Peso	1,108,000	85,888	Credit Suisse	4/3/2013	656
	Mexican Peso	2,570,495	196,318	Deutsche Bank AG	4/3/2013	4,458
	Mexican Peso	2,058,514	155,907	HSBC Bank USA	4/3/2013	4,880
	Mexican Peso	34,395,412	2,574,841	HSBC Bank USA	4/3/2013	111,718
	Mexican Peso	41,000,000	3,181,377	HSBC Bank USA	4/3/2013	21,053
	Mexican Peso	843,000	64,543	HSBC Bank USA	4/3/2013	1,302
	Mexican Peso	501,194	39,355	HSBC Bank USA	4/3/2013	(207)
	Mexican Peso	40,000,000	3,039,167	JPMorgan Chase Bank	4/3/2013	85,155

347

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	BUYS

	Mexican Peso	160,000,000	$12,010,209	JPMorgan Chase Bank	4/3/2013	$487,081
	Mexican Peso	16,559,014	1,265,496	JPMorgan Chase Bank	4/3/2013	27,897
	Mexican Peso	4,834,703	375,817	JPMorgan Chase Bank	4/3/2013	1,812
	Mexican Peso	1,609,545	122,218	Morgan Stanley & Company, Inc.	4/3/2013	3,501
	Mexican Peso	54,271,224	4,206,159	UBS AG	4/3/2013	32,861
	Mexican Peso	2,442,343	183,098	UBS AG	4/3/2013	7,669
	Mexican Peso	4,784,912	365,121	UBS AG	4/3/2013	8,616
	Mexican Peso	2,335,637	179,581	UBS AG	4/3/2013	2,851

			$232,518,295			($1,863,809)

	SELLS

	Brazilian Real	28,760,694	$14,629,041	Credit Suisse	4/2/2013	$148,992
	Canadian Dollar	1,084,000	1,096,888	Barclays Bank PLC	3/21/2013	46,204
	Canadian Dollar	56,168,000	56,878,987	Royal Bank of Canada	3/21/2013	2,437,230
	Euro	4,200,000	5,276,880	Bank of America N.A.	9/4/2013	(214,618)
	Euro	20,725,000	28,097,536	Barclays Bank PLC	3/4/2013	1,040,022
	Euro	70,000	91,380	BNP Paribas SA	4/2/2013	(27)
	Euro	983,251	1,294,302	BNP Paribas SA	6/21/2013	9,528
	Euro	1,800,000	2,272,005	BNP Paribas SA	8/14/2013	(81,071)
	Euro	900,000	1,137,051	BNP Paribas SA	4/1/2014	(42,061)
	Euro	1,300,000	1,643,889	BNP Paribas SA	6/2/2014	(60,124)
	Euro	900,000	1,138,500	BNP Paribas SA	7/1/2014	(41,477)
	Euro	800,000	1,012,480	BNP Paribas SA	8/1/2014	(36,650)
	Euro	81,217,000	110,245,418	Citibank N.A.	3/4/2013	4,212,604
	Euro	700,000	887,145	Citibank N.A.	4/1/2014	(29,942)
	Euro	1,100,000	1,394,800	Credit Suisse	6/2/2014	(47,057)
	Euro	35,000	47,317	Deutsche Bank AG	3/4/2013	1,623
	Euro	38,000	49,849	Deutsche Bank AG	4/2/2013	228
	Euro	129,866,000	172,575,681	Goldman Sachs	4/2/2013	2,995,173
	Euro	3,898,000	5,139,189	JPMorgan Chase Bank	4/2/2013	49,137
	Euro	8,070,000	10,858,871	Royal Bank of Scotland PLC	3/4/2013	323,086
	Euro	21,658,000	29,117,990	UBS AG	3/4/2013	842,399
	Euro	1,500,000	1,893,555	UBS AG	9/4/2013	(67,694)
	Euro	1,068,822	1,403,871	UBS AG	9/20/2013	6,184
	Japanese Yen	457,537,000	5,140,253	Barclays Bank PLC	4/17/2013	202,600
	Japanese Yen	457,538,000	5,132,169	UBS AG	4/17/2013	194,505
	Mexican Peso	549,348,836	42,133,471	Morgan Stanley & Company, Inc.	4/3/2013	(775,102)
	Pound Sterling	500,000	774,539	Barclays Bank PLC	3/12/2013	16,047
	Pound Sterling	540,000	847,823	HSBC Bank USA	3/12/2013	28,652
	Pound Sterling	644,000	1,008,382	JPMorgan Chase Bank	3/12/2013	31,445
	Pound Sterling	192,000	304,305	JPMorgan Chase Bank	3/12/2013	13,044
	Pound Sterling	12,050,000	19,298,642	JPMorgan Chase Bank	3/12/2013	1,018,997

			$522,822,209			$12,221,877

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended February 28, 2013, the Funds purchased options for the following reasons: Global Bond Fund purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Health Sciences Fund purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. High Yield Fund purchased options to manage against potential credit events and to gain exposure to credit index. Real Return Bond Fund purchased options to gain exposure to manage against anticipated interest rate

348

DERIVATIVE INSTRUMENTS, CONTINUED

changes and to maintain diversity and liquidity of the Fund. The following table summarizes the approximate range of market values of purchased options held by the Funds during the six months ended February 28, 2013, as measured at each quarter end.

Fund	Market Value Range

Global Bond Fund	$2,000 to $736,000
Health Sciences Fund	up to $148,000
High Yield Fund	up to $364,000
Real Return Bond Fund	$88,000 to $451,000

The following tables summarize the Funds’ written options activities during the six months ended February 28, 2013. In addition, the tables detail how the Funds used written option contracts during the period ended February 28, 2013, and the contracts held at February 28, 2013.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Capital Appreciation Value Fund

Outstanding, beginning of period	52,447	$7,333,280
Options written	25,719	3,300,847
Option closed	(17,534)	(2,172,817)
Options exercised	(28,689)	(4,430,543)
Options expired	(11,738)	(1,453,414)
Outstanding, end of period	20,205	$2,577,353

Global Bond Fund

Outstanding, beginning of period	199,500,000	$2,603,355
Options written	344,192,625	2,176,124
Option closed	(104,822,000)	(378,159)
Options exercised	(262)	(165,560)
Options expired	—	—
Outstanding, end of period	438,870,363	$4,235,760

Health Sciences Fund

Outstanding, beginning of period	10,046	$6,134,358
Options written	7,284	4,044,229
Option closed	(4,842)	(3,005,973)
Options exercised	(1,260)	(880,062)
Options expired	(6,066)	(3,453,834)
Outstanding, end of period	5,162	$2,838,718

High Yield Fund

Outstanding, beginning of period	206,774,000	$1,114,941
Options written	199,250,000	1,067,027
Option closed	(41,406,000)	(249,882)
Options exercised	—	—
Options expired	(270,578,000)	(1,304,238)
Outstanding, end of period	94,040,000	$627,848

Real Return Bond Fund

Outstanding, beginning of period	183,300,000	$1,368,750
Options written	305,700,020	1,017,934
Option closed	(231,000,000)	(785,265)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	258,000,020	$1,601,420

Redwood Fund

Outstanding, beginning of period	113,284	$91,766,043
Options written	185,777	132,295,266
Option closed	(126,206)	(107,308,327)
Options exercised	(48,770)	(31,848,538)
Options expired	(1,733)	(341,352)
Outstanding, end of period	122,352	$84,563,092

Total Return Fund

Outstanding, beginning of period	752,300,000	$3,789,811
Options written	587,000,000	1,505,653
Option closed	(710,600,000)	(2,785,703)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	628,700,000	$2,509,761

349

DERIVATIVE INSTRUMENTS, CONTINUED

Options on Securities

Capital Appreciation Value Fund

The Fund used written options to manage against anticipated changes in securities markets and to gain exposure to certain securities markets.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation Value
Fund	CALLS

	Accenture PLC, Class A	$70.00	May 2013	195	$73,513	($101,400)
	Accenture PLC, Class A	75.00	May 2013	194	33,755	(37,830)
	Accenture PLC, Class A	72.50	May 2013	195	50,699	(65,325)
	Altria Group, Inc.	35.00	Jan 2014	1,276	115,576	(116,754)
	Cisco Systems, Inc.	22.00	Jan 2014	1,652	208,230	(188,328)
	General Motors Company	32.00	Jan 2014	341	61,812	(45,524)
	General Motors Company	35.00	Jan 2014	151	14,831	(11,023)
	JPMorgan Chase & Company	45.00	Jan 2014	949	247,683	(574,145)
	JPMorgan Chase & Company	55.00	Jan 2014	1,082	115,230	(156,890)
	Microsoft Corp.	30.00	Jan 2014	1,460	145,997	(149,650)
	Pfizer, Inc.	27.00	Jan 2014	2,638	324,317	(453,736)
	Philip Morris International, Inc.	95.00	Jan 2014	223	65,115	(76,378)
	Philip Morris International, Inc.	97.50	Jan 2014	223	48,613	(55,750)
	The Procter & Gamble Company	75.00	Jan 2014	1,217	126,064	(489,843)
	The Walt Disney Company	57.50	Jan 2014	571	121,904	(161,878)
	The Walt Disney Company	55.00	Jan 2014	571	178,434	(228,400)
	The Williams Companies, Inc.	40.00	Aug 2013	579	39,371	(28,081)
	The Williams Companies, Inc.	40.00	Jan 2014	858	74,644	(84,513)
	U.S. Bancorp	35.00	Jan 2014	2,136	264,982	(350,304)
	U.S. Bancorp	34.00	Jun 2013	611	51,072	(74,848)
	U.S. Bancorp	37.00	Jan 2014	3,083	215,511	(285,177)

				20,205	$2,577,353	($3,735,777)

Health Sciences Fund

The Fund used written options to manage against anticipated changes in securities markets and to maintain diversity and liquidity of the Portfolio.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund	CALLS

	Adriad Pharmaceuticals, Inc.	$25.00	Aug 2013	75	$8,602	($9,000)
	Adriad Pharmaceuticals, Inc.	23.00	May 2013	143	21,048	(12,870)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	15	15,555	(4,875)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	15	12,930	(3,563)
	Allergan, Inc.	115.00	Jul 2013	23	3,841	(5,980)
	Amgen, Inc.	97.50	Jan 2014	69	15,387	(31,740)
	Amgen, Inc.	90.00	Jul 2013	46	11,964	(23,920)
	athenahealth, Inc.	90.00	Mar 2013	89	15,149	(41,830)
	Catamaran Corp.	60.00	Apr 2013	47	10,434	(6,345)
	Celgene Corp.	87.50	Apr 2013	72	18,143	(115,740)
	Celgene Corp.	90.00	Apr 2013	72	8,964	(98,820)
	Celgene Corp.	47.50	Mar 2013	98	17,101	(4,900)
	Covidien PLC	65.00	Jul 2013	92	9,384	(18,630)
	DaVita, Inc.	120.00	Apr 2013	50	9,850	(14,875)
	DaVita, Inc.	120.00	Jul 2013	48	18,095	(27,600)
	Edwards Lifesciences Corp.	110.00	May 2013	22	4,334	(330)
	Eli Lilly & Company	55.00	Apr 2013	13	1,424	(1,404)
	Gilead Sciences, Inc.	42.50	May 2013	194	18,914	(45,784)
	Intuitive Surgical, Inc.	680.00	Jan 2014	18	45,485	(18,720)
	McKesson Corp.	110.00	Aug 2013	45	9,990	(14,400)
	McKesson Corp.	115.00	Aug 2013	23	2,633	(3,680)
	Monsanto Company	100.00	Apr 2013	96	20,024	(36,480)
	Monsanto Company	95.00	Apr 2013	24	11,328	(17,520)
	Regeneron Pharmaceuticals, Inc.	200.00	Sep 2013	69	81,516	(59,685)
	Stryker Corp.	57.50	Jun 2013	142	29,256	(98,690)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jun 2013	96	9,312	(192)
	The Cooper Companies, Inc.	115.00	May 2013	29	7,163	(3,625)
	Valeant Pharmaceuticals International, Inc.	70.00	Apr 2013	143	23,308	(28,957)
	Valeant Pharmaceuticals International, Inc.	65.00	Apr 2013	151	66,855	(70,215)
	Zimmer Holdings, Inc.	80.00	Jan 2014	91	24,751	(28,210)

				2,110	$552,740	($848,580)

350

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund,
continued	PUTS

	Agilent Technologies, Inc.	$45.00	Jan 2014	143	$115,395	($90,090)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	29	72,411	(75,690)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	29	72,121	(87,870)
	Alexion Pharmaceuticals, Inc.	100.00	May 2013	5	7,860	(7,225)
	AmerisourceBergen Corp.	45.00	Jan 2014	24	11,277	(6,180)
	athenahealth, Inc.	70.00	Mar 2013	48	34,555	(240)
	Bristol-Myers Squibb Company	35.00	Jan 2014	183	66,702	(39,437)
	Catamaran Corp.	52.50	Apr 2013	24	16,128	(6,120)
	Centene Corp.	40.00	Jan 2014	48	32,495	(19,200)
	Cerner Corp.	80.00	Jun 2013	28	18,396	(6,370)
	Edwards Lifesciences Corp.	105.00	Aug 2013	18	29,645	(35,010)
	Edwards Lifesciences Corp.	100.00	Jan 2014	24	36,527	(42,840)
	Eli Lilly & Company	55.00	Jan 2014	96	62,113	(42,240)
	Eli Lilly & Company	48.00	Apr 2013	201	100,261	(2,613)
	Express Scripts Holding Company	55.00	Jan 2014	10	7,170	(4,500)
	Forest Laboratories, Inc.	40.00	Jan 2014	285	141,732	(141,075)
	Gilead Sciences, Inc.	35.00	Jan 2014	52	30,861	(8,996)
	Gilead Sciences, Inc.	42.50	Jan 2014	190	121,675	(84,550)
	Gilead Sciences, Inc.	37.50	May 2013	96	42,335	(5,904)
	HCA Holdings, Inc.	32.50	Mar 2013	75	39,546	(375)
	Humana, Inc.	80.00	Jan 2014	19	29,172	(28,785)
	Impax Laboratories, Inc.	25.00	Mar 2013	51	15,657	(26,520)
	Medivation, Inc.	55.00	Jan 2014	168	194,501	(223,020)
	MEDNAX, Inc.	85.00	Aug 2013	24	14,753	(12,000)
	MEDNAX, Inc.	85.00	May 2013	24	15,048	(8,040)
	Merck & Company, Inc.	45.00	Jan 2014	114	60,532	(58,710)
	Nuance Communications, Inc.	25.00	Jan 2014	22	15,554	(15,840)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	43	59,810	(47,515)
	Onyx Pharmaceuticals, Inc.	90.00	Jan 2014	57	94,824	(116,850)
	Perrigo Company	105.00	Aug 2013	10	9,470	(3,300)
	Pfizer, Inc.	27.00	Jan 2014	320	80,174	(62,880)
	Pharmacyclics, Inc.	50.00	Jan 2014	14	16,761	(3,325)
	Pharmacyclics, Inc.	50.00	May 2013	14	11,906	(280)
	Sarepta Therapeutics, Inc.	40.00	Jan 2014	58	105,674	(99,180)
	St. Jude Medical, Inc.	30.00	Jan 2014	29	10,933	(2,755)
	St. Jude Medical, Inc.	45.00	Jan 2014	33	34,633	(22,935)
	Stryker Corp.	60.00	Jan 2014	48	36,455	(15,840)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jan 2014	46	36,661	(38,525)
	The Cooper Companies, Inc.	100.00	May 2013	19	17,543	(4,180)
	Thermo Fisher Scientific, Inc.	65.00	Jun 2013	38	24,585	(5,035)
	UnitedHealth Group, Inc.	60.00	Jan 2014	80	74,443	(74,200)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2014	91	153,286	(159,705)
	ViroPharma, Inc.	30.00	Jan 2014	14	11,445	(9,170)
	WellPoint, Inc.	70.00	Jan 2014	68	75,274	(76,670)
	Zimmer Holdings, Inc.	70.00	Mar 2013	40	27,679	(600)

				3,052	$2,285,978	($1,822,385)

Redwood Fund

The Fund used written options to manage against anticipated changes in securities markets, to gain exposure to certain securities and to maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund	CALLS

	Abercrombie & Fitch Company, Class A	$38.00	May 2013	656	$740,255	($618,280)
	Aetna, Inc.	40.00	Jul 2013	2,867	1,725,806	(2,272,097)
	Akamai Technologies	28.00	Aug 2013	1,030	836,302	(1,017,125)
	Allergan, Inc.	85.00	Jan 2014	1,046	2,567,310	(2,740,520)
	Apple, Inc.	425.00	May 2013	205	1,104,098	(673,425)
	Baxter International, Inc.	52.50	Apr 2013	524	412,363	(792,550)
	Boeing Company	67.50	Aug 2013	949	932,899	(1,022,547)
	Broadcom Corp. Class A	30.00	Jan 2014	2,688	1,881,456	(1,619,520)
	Cameron International Corp.	47.00	Jan 2014	1,704	2,373,424	(3,203,520)
	CBS Corp., Class B	35.00	Jan 2014	1,767	1,516,869	(1,669,815)
	CBS Corp., Class B	25.00	Jan 2014	1,767	1,951,916	(3,260,115)

351

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund, continued	CALLS

	CitiGroup, Inc.	$32.00	Jun 2013	3,736	$3,032,871	($3,848,080)
	Citrix Systems, Inc.	55.00	Jan 2014	927	1,590,661	(1,803,015)
	Coach, Inc.	50.00	Jan 2014	1,492	2,045,430	(649,020)
	Comerica, Inc.	30.00	Jan 2014	3,017	1,767,809	(1,651,807)
	Consol Energy, Inc.	28.00	Jul 2013	1,650	767,170	(886,875)
	Danaher Corp.	47.00	Jan 2014	1,877	1,617,883	(2,946,890)
	EOG Resources, Inc.	97.50	Jan 2014	873	3,349,593	(2,876,535)
	Estee Lauder Companies, Inc., Class A	52.50	Jan 2014	1,576	2,262,181	(2,135,480)
	Express Scripts Holding Company	52.50	May 2013	1,593	670,578	(864,203)
	F5 Networks, Inc.	80.00	Jan 2014	646	1,677,742	(1,421,200)
	Freeport McMoRan Copper & Gold, Inc.	31.00	May 2013	1,163	1,037,339	(257,605)
	HCA Holdings, Inc.	31.00	Sep 2013	4,234	3,501,280	(3,090,820)
	Intel Corp.	20.00	May 2013	2,412	383,408	(314,766)
	Intel Corp.	21.00	May 2013	2,095	194,769	(201,120)
	Juniper Networks, Inc.	17.00	Jul 2013	3,466	1,415,698	(1,481,715)
	Las Vegas Sands Corp.	35.25	Jan 2014	2,998	3,288,645	(5,051,630)
	Lennar Corp., Class A	35.00	Jan 2014	1,504	1,423,447	(1,056,560)
	LyondellBasell Industries, Class A	42.75	Jan 2014	1,656	3,306,895	(2,848,320)
	Mead Johnson Nutrition Company	65.00	Aug 2013	1,427	1,608,140	(1,566,132)
	Microsoft Corp.	26.00	Apr 2013	3,810	1,704,444	(767,715)
	Monster Beverage Corp.	45.00	Mar 2013	1,088	1,298,606	(631,040)
	Morgan Stanley	12.00	Apr 2013	79	42,420	(83,345)
	NetApp, Inc.	28.00	Jun 2013	1,665	1,072,173	(1,140,525)
	Oracle Corp.	30.00	Jan 2014	4,872	3,298,086	(2,837,940)
	Owens Corning	25.00	Jan 2014	2,285	2,529,367	(3,427,500)
	Potash Corp. of Saskatchewan, Inc.	38.00	Mar 2013	1,862	1,154,125	(418,950)
	SanDisk Corp.	35.00	Apr 2013	1,272	1,451,383	(1,968,420)
	Southwestern Energy Company	30.00	Mar 2013	2,192	1,324,258	(953,520)
	TIBCO Software, Inc.	19.00	Aug 2013	1,744	1,115,197	(706,320)
	Tiffany & Company	50.00	May 2013	997	1,018,882	(1,719,825)
	United Rentals, Inc.	27.00	Jan 2014	1,884	3,249,772	(5,105,640)
	United States Steel Corp.	20.00	Jan 2014	3,620	2,200,774	(1,276,050)
	UnitedHealth Group, Inc.	47.00	Jan 2014	1,230	1,585,086	(1,030,125)
	Weight Watchers International, Inc.	45.00	Jul 2013	1,378	2,262,573	(385,840)
	Western Union Company	13.00	Aug 2013	4,070	842,317	(630,850)
	Whole Foods Market, Inc.	73.00	Jan 2014	653	1,816,968	(1,056,227)

				88,246	$78,950,668	($77,981,119)

	PUTS

	American Express Company	$45.00	Jan 2014	3,400	$686,678	($358,700)
	AT&T, Inc.	31.00	Jul 2013	3,261	397,738	(117,396)
	Baxter International, Inc.	62.50	Aug 2013	916	226,212	(229,000)
	Cardinal Health, Inc.	40.00	Jan 2014	2,387	398,530	(328,213)
	Caterpillar, Inc.	80.00	Jan 2014	1,158	598,629	(544,260)
	Cliffs Natural Resources, Inc.	23.00	Jul 2013	2,616	253,674	(449,952)
	Finisar Corp.	11.00	Sep 2013	7,488	666,659	(561,600)
	Google, Inc., Class A	545.00	Jan 2014	351	915,026	(250,965)
	Harman International	35.00	Jul 2013	1,690	202,884	(139,425)
	Hasbro, Inc.	32.50	Jul 2013	2,494	391,455	(93,525)
	Safeway, Inc.	15.00	Jun 2013	5,434	380,190	(54,340)
	United Continental Holdings	20.00	Jan 2014	2,911	494,749	(371,153)

				34,106	$5,612,424	($3,498,529)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	U.S. Treasury 10-Year Note Futures	$132.50	Apr 2013	36	$9,199	($15,750)

				36	$9,199	($15,750)

	PUTS

	Euribor Futures	$99.25	Jun 2013	291	$99,452	($23,745)
	U.S. Treasury 10-Year Note Futures	129.00	Apr 2013	36	14,519	(6,750)

				327	$113,971	($30,495)

352

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	U.S. Treasury 10-Year Note Futures	$132.50	Apr 2013	10	$2,555	($4,375)

				10	$2,555	($4,375)

	PUTS

	U.S. Treasury 10-Year Note Futures	$129.00	Apr 2013	10	$4,033	($1,875)

				10	$4,033	($1,875)

Foreign Currency Options

Global Bond Fund

The Fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	U.S. Dollar versus Mexican Peso	Barclays Bank PLC	$13.40	Apr 2013	USD	1,800,000	$15,210	($3,454)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.40	Apr 2013	USD	2,770,000	22,991	(5,315)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.18	May 2013	USD	1,635,000	15,328	(11,875)
	U.S. Dollar versus South African Rand	Deutsche Bank AG	9.40	May 2013	USD	1,332,000	14,692	(13,921)
	U.S. Dollar versus South African Rand	UBS AG	9.25	Apr 2013	USD	764,000	6,173	(6,123)
	U.S. Dollar versus South African Rand	Morgan Stanley	9.70	Apr 2013	USD	3,934,000	41,209	(16,334)
	U.S. Dollar versus South African Rand	UBS AG	9.30	May 2013	USD	1,635,000	22,138	(20,990)

						13,870,000	$137,741	($78,012)

Real Return Bond Fund

The Fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	U.S. Dollar versus Japanese Yen	BNP Paribas	$97.00	Apr 2013	USD	7,200,000	$48,960	($27,979)

						7,200,000	$48,960	($27,979)

	PUTS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$89.00	Apr 2013	USD	7,200,000	$33,624	($30,456)

						7,200,000	$33,624	($30,456)

Total Return Fund

The Fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$96.00	Mar 2013	USD	2,000,000	$20,280	($8,076)

						2,000,000	$20,280	($8,076)

	PUTS

	U.S. Dollar versus Japanese Yen	BNP Paribas	$86.00	Apr 2013	USD	12,000,000	$36,000	($6,720)

						12,000,000	$36,000	($6,720)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

PAY/
RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	$27,600	($89,472)

353

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund,
continued	CALLS

	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	$58,510	($248,285)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	738,315	(2,313,529)
	5-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	16,800,000	7,724	(5,578)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	13,700,000	6,165	(4,548)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	73,320	(193,414)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	5,700,000	1,710	(1,892)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	10,800,000	39,100	(55,134)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	5,700,000	$26,040	(29,098)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	15,200,000	68,626	(77,596)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	6,300,000	25,590	(32,162)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	14,400,000	66,985	(73,512)

								171,100,000	$1,139,685	($3,124,220)

	PUTS

	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.11%	Apr 2013	EUR	13,700,000	$19,211	($1,538)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	4,400,000	7,729	(1,574)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	6,400,000	10,924	(2,289)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	17,100,000	36,062	(6,117)
	2-Year Interest Rate Swap	HSBC Bank USA	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	1,300,000	2,280	(465)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	95,200	(4)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	311,060	(11)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	1,171,500	(6)
	5-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	16,800,000	25,836	(420)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	13,700,000	16,440	(343)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	86,320	(1)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	5,700,000	7,268	(143)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(393,393)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(243,529)
	10-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	2.48%	Apr 2013	EUR	2,200,000	14,369	(8,039)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	10,800,000	74,410	(47,790)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	5,700,000	41,000	(25,222)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	15,200,000	$88,530	(67,260)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	6,300,000	35,230	(27,878)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	14,400,000	106,225	(63,720)

								250,200,000	$2,793,634	($889,742)

Real Return Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund	CALLS

	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.50%	Apr 2013	USD	8,400,000	$16,843	($6,229)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	64,900	(204,572)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	59,125	(204,572)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	7,000,000	3,335	(2,324)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.75%	Mar 2013	USD	7,900,000	18,170	(103)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	4,500,000	2,025	(1,494)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	0.75%	Mar 2013	USD	14,500,000	34,256	(189)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	2,500,000	750	(830)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	2,000,000	5,125	(62)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,700,000	12,900	(18,888)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,300,000	14,880	(16,846)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,400,000	16,480	(17,357)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	2,100,000	7,510	(10,721)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	5,000,000	23,360	(25,525)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	1,200,000	4,800	(6,126)

								76,500,000	$284,459	($515,838)

	PUTS

	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	6,000,000	$12,451	($2,146)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.11%	Apr 2013	EUR	5,900,000	8,283	(662)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	2,400,000	4,096	(859)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	2,200,000	4,382	(787)
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.50%	Apr 2013	USD	8,400,000	41,515	(27,300)
	2-Year Interest Rate Swap	HSBC BANK USA, N.A.	6-Month EURIBOR	Receive	1.50%	Jul 2013	EUR	2,000,000	3,508	(715)
	5-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.96%	Jun 2013	EUR	4,600,000	19,979	(4,528)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	2.22%	Jul 2013	EUR	4,000,000	20,173	(5,045)

354

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond
Fund, continued	PUTS

	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	$103,400	($1)
	5-Year Interest Rate Swap	Citibank N.A.	6-Month EURIBOR	Receive	2.22%	Jul 2013	EUR	1,100,000	4,957	(1,387)
	5-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.96%	Jun 2013	EUR	900,000	4,247	(886)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	319,125	(2)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(33,682)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	2.22%	Jul 2013	EUR	4,100,000	21,589	(5,171)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	7,000,000	10,720	(175)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	7,900,000	20,540	(8)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	4,500,000	5,400	(113)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	14,500,000	34,256	(15)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	2,500,000	3,188	(63)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	6-Month EURIBOR	Receive	2.22%	Jul 2013	EUR	400,000	2,360	(504)
	7-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.65%	Mar 2013	USD	1,500,000	4,500	(480)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.65%	Mar 2013	USD	2,000,000	5,375	(640)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,700,000	25,740	(16,372)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,300,000	23,900	(14,602)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,400,000	19,500	(15,045)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	2,100,000	12,990	(9,293)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	5,000,000	36,775	(22,125)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	1,200,000	8,040	(5,310)

								139,400,000	$983,789	($167,916)

Total Return Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	21,400,000	$11,201	($7,105)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.85%	Mar 2013	USD	8,700,000	3,915	(2,888)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.75%	Apr 2013	USD	12,000,000	4,800	(876)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.75%	Apr 2013	USD	13,300,000	4,670	(971)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	0.75%	Apr 2013	USD	10,000,000	6,000	(730)
	7-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	8,800,000	12,320	(273)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	24,500,000	24,130	(760)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	20,300,000	18,120	(629)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.50%	May 2013	USD	7,200,000	54,360	(2,642)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	200,000	800	(1,021)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	8,500,000	39,120	(43,393)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	2,300,000	9,660	(11,742)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	14,600,000	72,270	(74,533)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	100,000	400	(511)

								151,900,000	$261,766	($148,074)

	PUTS

	1-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.25%	May 2013	USD	38,000,000	$188,100	($4)
	2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(802)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	13,000,000	27,013	(4,650)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	7,600,000	14,483	(2,719)
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,900,000	5,086	(1,037)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	28,100,000	124,855	(1,658)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.00%	Mar 2013	USD	12,700,000	119,310	(1)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	8,800,000	32,340	(519)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.05%	Mar 2013	USD	11,900,000	29,572	(6,390)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	21,400,000	31,081	(535)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Mar 2013	USD	8,700,000	10,440	(218)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	77,600	(4)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	71,400,000	386,949	(4,213)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.20%	Mar 2013	USD	12,400,000	62,930	(732)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	12,000,000	22,500	(6,504)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	13,300,000	22,355	(7,209)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	10,000,000	12,500	(5,420)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.30%	Apr 2013	USD	5,500,000	14,988	(3,872)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.30%	Apr 2013	USD	12,300,000	29,503	(8,659)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.30%	Apr 2013	USD	5,300,000	17,309	(3,731)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.75%	May 2013	USD	27,200,000	201,790	(7,290)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	4,300,000	21,727	(5,423)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	1,700,000	8,425	(2,144)
	7-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.65%	Mar 2013	USD	5,500,000	16,500	(1,760)
	7-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.65%	Mar 2013	USD	8,800,000	20,680	(2,816)

355

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,
continued	PUTS

	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.65%	Mar 2013	USD	24,500,000	$81,160	($7,840)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.65%	Mar 2013	USD	20,300,000	57,141	(6,496)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	200,000	1,340	(885)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	8,500,000	60,900	(37,613)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	2,300,000	16,100	(10,178)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	14,600,000	103,815	(64,602)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	100,000	670	(443)

								441,600,000	$1,990,665	($206,367)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

High Yield Fund

The Fund used credit default swaptions to manage against potential credit events.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

High Yield Fund	CALLS

	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.19	Buy	103.00%	May 2013	USD	22,200,000	$133,200	($151,156)

								22,200,000	$133,200	($151,156)

	PUTS

	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.19	Sell	96.50%	Mar 2013	USD	49,640,000	$332,588	($12,432)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.19	Sell	98.00%	May 2013	USD	22,200,000	162,060	(101,790)

								71,840,000	$494,648	($114,222)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund

The Fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	$217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	1,700,000	$21,930	($3,399)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] –	Oct 2020	USD	2,000,000	19,600	(3,916)
				(Index Final/Index Initial)) or $0

							3,700,000	$41,530	($7,315)

Real Return Bond Fund

The Fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	23,900,000	$213,520	($46,681)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Jan 2018	USD	900,000	8,730	(2,855)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	2,900,000	21,750	(4,932)
				(Index Final/Index Initial)) or $0

							27,700,000	$244,000	($54,468)

Total Return Fund

The Fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	1,600,000	$12,000	($2,721)
				(Index Final/Index Initial) ) or $0

356

DERIVATIVE INSTRUMENTS, CONTINUED

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,	Floor-OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	4,500,000	$38,060	($8,592)
continued				(Index Final/Index Initial) ) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	11,000,000	98,100	(21,485)
				(Index Final/Index Initial) ) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	4,100,000	52,890	(8,198)
				(Index Final/Index Initial) ) or $0

							21,200,000	$201,050	($40,996)

Swaps Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Funds are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or a Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the contracts held at February 28, 2013, and the range of notional contract amounts held by the Funds during the six months ended February 28, 2013. In addition, the table details how the Funds used interest rate swap contracts during the six months ended February 28, 2013.

Global Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a gain exposure to foreign bond markets. During the six months ended February 28, 2013, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $76.3 million to $156.5 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Barclays Bank PLC	5,700,000	MXN	$486,184	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$1,709	$26,192	$27,901
	Barclays Bank PLC	1,900,000	MXN	138,461	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(208)	4,063	3,855
	Citibank N.A.	200,000	AUD	211,630	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(750)	19,297	18,547
	Deutsche Bank AG	1,500,000	AUD	1,587,224	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(5,056)	144,161	139,105
	HSBC Bank USA	40,600,000	MXN	3,493,059	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	8,483	155,885	164,368
	HSBC Bank USA	18,800,000	MXN	1,617,587	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	7,244	84,781	92,025
	Morgan Stanley Capital Services, Inc.	62,900,000	MXN	5,208,538	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(41,986)	296,635	254,649
	Morgan Stanley Capital Services, Inc.	28,300,000	MXN	2,377,073	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	18,776	119,751	138,527
	Exchange Cleared Swaps

		6,700,000	EUR	8,922,721	EUR-EURIBOR-Reuters	Fixed .75%	Mar 2015	714	17,611	18,325
		82,800,000	GBP	132,475,761	GBP-LIBOR-BBA	Fixed 1.00%	Jun 2015	140,424	250,857	391,281

				$156,518,238				$129,350	$1,119,233	$1,248,583

Investment Quality Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes. During the six months ended February 28, 2013, the Fund held interest rate swaps with total USD notional amounts ranging up to approximately $3.4 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($612,660)	($612,660)
	JPMorgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	—	(99,678)	(99,678)

				$3,405,000				—	($712,338)	($712,338)

357

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a gain exposure to foreign bond markets. During the six months ended February 28, 2013, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $67.7 million to $78.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Goldman Sachs	15,840,431	BRL	$11,875,000	CDI	Fixed 8.300%	Jan 2017	$31,087	($193,420)	($162,333)
	HSBC Bank USA	25,769,954	BRL	15,858,544	CDI	Fixed 8.825%	Jan 2015	190,541	70,483	261,024
	Morgan Stanley Capital Services Inc.	9,208,610	BRL	6,834,910	CDI	Fixed 8.220%	Jan 2017	(725)	(115,155)	(115,880)
	UBS AG	40,586,658	BRL	30,148,824	CDI	Fixed 8.150%	Jan 2017	(62,309)	(506,996)	(569,305)
	Exchange Cleared Swaps

		12,500,000	USD	12,500,000	Fixed 2.750%	3 Month LIBOR	Jun 2043	750,015	(98,615)	651,400

				$77,217,278				$908,609	($843,703)	$64,906

Spectrum Income Fund

The Fund used interest rate swaps to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries markets and maintain diversity and liquidity of the Fund. During the six months ended February 28, 2013, the Fund held interest rate swaps with total USD notional amounts ranging up to approximately $1.9 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank N.A.	1,945,000	USD	$1,945,000	Fixed 0.4565%	3 Month LIBOR	Jul 2014	—	($3,444)	($3,444)

				$1,945,000				—	($3,444)	($3,444)

Total Return Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a gain exposure to foreign bond markets. During the six months ended February 28, 2013, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $172.4 million to $550.4 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	8,700,000	MXN	$673,609	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	($12,181)	$11,059	($1,122)
	Barclays Bank PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	3,564	17,843	21,407
	Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(8,336)	118,719	110,383
	Goldman Sachs	63,000,000	USD	63,000,000	Federal Fund	Fixed 1.000%	Oct 2017	(37,459)	(24,626)	(62,085)
					Effective Rate US
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	34,423	194,787	229,210
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(9,571)	132,534	122,963
	HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.750%	Feb 2018	(36,056)	5,371	(30,685)
	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,273	17,972	19,245
	Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(2,955)	33,391	30,436
	Morgan Stanley Capital Services, Inc.	41,100,000	USD	41,100,000	Federal Fund	Fixed 1.000%	Oct 2017	(74,200)	33,697	(40,503)
					Effective Rate US
	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	76,320	252,724	329,044
	Morgan Stanley Capital Services, Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(52,842)	48,484	(4,358)
	Exchange Cleared Swaps

		170,000,000	USD	170,000,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	11,849,497	(2,990,457)	8,859,040
		245,100,000	USD	245,100,000	3 Month LIBOR	Fixed 1.5%	Mar 2016	1,494,993	291,786	1,786,779

				$550,403,942				$13,226,470	($1,856,716)	$11,369,754

The following are abbreviations for the tables above:

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere’s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

358

DERIVATIVE INSTRUMENTS, CONTINUED

Currency swaps A currency swap is an agreement between a Fund and counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table summarizes the contracts held at February 28, 2013, and the range of notional contract amounts held by the Fund during the six months ended February 28, 2013. In addition, the table details how the Fund used currency swap contracts during the six months ended February 28, 2013.

Global Bond Fund

The Fund used currency swaps to manage against anticipated currency exchange rate changes and as a substitute for securities purchased. During the period ended February 28, 2013, the Fund held currency swaps with total USD notional amounts ranging up to approximately $34.4 million, as measured at each quarter end.

UNAMORTIZED
					NOTIONAL	NOTIONAL	UPFRONT
					AMOUNT OF	AMOUNT OF	PAYMENT	UNREALIZED
				MATURITY	CURRENCY	CURRENCY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	RECEIVE	PAY	DATE*	RECEIVED	DELIVERED	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	BNP Paribas	Floating rate equal to	Floating rate equal to	May 2014	$9,100,000	JPY 728,000,000	—	$1,217,418	$1,217,418
		3 Month USD-LIBOR	3 Month JPY-LIBOR
		based on the notional	less 0.755% based on
		amount of currency	the notional amount of
		delivered	the currency received

	Deutsche Bank AG	Floating rate equal to	Floating rate equal to	Jul 2014	25,284,450	JPY 2,000,000,000	—	3,602,599	3,602,599
		3 Month USD-LIBOR	3 Month JPY-LIBOR
		based on the notional	less 0.6225% based on
		amount of currency	the notional amount of
		delivered	the currency received

							—	$4,820,017	$4,820,017

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The Funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at February 28, 2013, and the range of notional contract amounts held by the Funds during the six months ended February 28, 2013. In addition, the table details how the Funds used credit default swap contracts as a buyer of protection during the six months ended February 28, 2013.

Global Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $16.7 million to $23.6 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Lafarge	2,000,000	USD	$2,000,000	(1.690)%	Sep 2016	—	($1,156)	($1,156)
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	—	(72,021)	(72,021)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$147,620	(137,067)	10,553
	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	184,254	(148,740)	35,514
	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	12,210	12,210
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	9,658	9,658
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	6,856	(7,343)	(487)
	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	—	(1,451)	(1,451)
	Deutsche Bank AG	Bank of America Corp.	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	165,442	(137,635)	27,807
	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	—	(300,040)	(300,040)
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	37,107	(52,314)	(15,207)
	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	(796)	(796)

					$16,700,000			$541,279	($836,695)	($295,416)

359

DERIVATIVE INSTRUMENTS, CONTINUED

High Yield Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $30.8 million to $96.0 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVED		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

High Yield Fund
	BNP Paribas	MARKIT CDX.NA.HY.18	19,710,900	USD	$19,710,900	(5.000)%	Jun 2017	$381,582	($1,320,958)	($939,376)
	BNP Paribas	MARKIT CDX.NA.HY.19	41,800,000	USD	41,800,000	(5.000)%	Dec 2017	(969,728)	(579,431)	(1,549,159)
	Morgan Stanley Capital Services, Inc.	MARKIT CDX.NA.HY.17	15,168,000	USD	15,168,000	(5.000)%	Dec 2016	353,767	(1,218,360)	(864,593)

					$76,678,900			($234,379)	($3,118,749)	($3,353,128)

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $23.0 million to $62.2 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVED		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Macy’s, Inc.	1,385,000	USD	$1,385,000	(1.000)%	Mar 2017	$5,338	($18,316)	($12,978)
	Goldman Sachs	CDX-NAHYS19V1-5Y	12,855,000	USD	12,855,000	(5.000)%	Dec 2017	(110,398)	(366,023)	(476,421)
	Goldman Sachs	CDX-NAIGS19V1-10Y	10,255,000	USD	10,255,000	(1.000)%	Dec 2022	241,929	10,456	252,385
	Goldman Sachs	ABX.HE.AAA.06-1	2,109,394	USD	2,109,394	(0.180)%	Jul 2045	181,722	(124,090)	57,632
	Goldman Sachs	ABX.HE.PENAAA.06-2	453,580	USD	453,580	(0.110)%	May 2046	111,387	(26,106)	85,281
	Goldman Sachs	CMBX.NA.AA.2	935,000	USD	935,000	(0.150)%	Mar 2049	356,681	13,797	370,478
	Goldman Sachs	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	53,678	763	54,441
	Goldman Sachs	CMBX.NA.AM.3	880,000	USD	880,000	(0.500)%	Dec 2049	87,645	1,406	89,051
	Goldman Sachs	CMBX.NA.AM.4	995,000	USD	995,000	(0.500)%	Feb 2051	154,511	(42,629)	111,882
	Goldman Sachs	CMBX.NA.A.1	295,000	USD	295,000	(0.350)%	Oct 2052	131,170	(5,069)	126,101
	Goldman Sachs	CMBX.NA.AA.1	780,000	USD	780,000	(0.250)%	Oct 2052	164,973	11,967	176,940
	JPMorgan Chase Bank	CDX-NAHYS19V1-5Y	2,540,000	USD	2,540,000	(5.000)%	Dec 2017	(57,003)	(37,132)	(94,135)
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-1	1,045,374	USD	1,045,374	(0.090)%	Aug 2037	447,546	(64,770)	382,776
	JPMorgan Chase Bank	ABX.HE.AAA.06-1	687,506	USD	687,506	(0.180)%	Jul 2045	39,200	(20,416)	18,784
	JPMorgan Chase Bank	ABX.HE.PENAAA.06-2	557,752	USD	557,752	(0.110)%	May 2046	143,584	(38,718)	104,866
	JPMorgan Chase Bank	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	57,186	(2,745)	54,441
	JPMorgan Chase Bank	CMBX.NA.AJ.4	140,000	USD	140,000	(0.960)%	Feb 2051	46,538	(1,797)	44,741
	JPMorgan Chase Bank	CMBX.NA.A.1	640,000	USD	640,000	(0.350)%	Oct 2052	290,074	(16,499)	273,575
	JPMorgan Chase Bank	CMBX.NA.AA.1	1,680,000	USD	1,680,000	(0.250)%	Oct 2052	363,758	17,345	381,103
	Morgan Stanley	CDX-NAHYS19V1-5Y	2,190,000	USD	2,190,000	(5.000)%	Dec 2017	(47,906)	(32,954)	(80,860)
	Morgan Stanley	ITRAXX-EUROPES18V1-10Y	8,725,000	EUR	11,621,263	(1.000)%	Dec 2022	420,968	122,415	543,383
	Morgan Stanley	ABX.HE.AAA.06-1	2,697,940	USD	2,697,940	(0.180)%	Jul 2045	161,731	(88,018)	73,713
	Morgan Stanley	ABX.HE.PENAAA.06-2	1,295,634	USD	1,295,634	(0.110)%	May 2046	285,331	(41,731)	243,600
	Morgan Stanley	CMBX.NA.AM.4	520,000	USD	520,000	(0.500)%	Feb 2051	129,141	(70,670)	58,471
	Morgan Stanley	CMBX.NA.AJ.4	885,000	USD	885,000	(0.960)%	Feb 2051	340,775	(57,946)	282,829
	Morgan Stanley	CMBX.NA.AA.1	2,335,000	USD	2,335,000	(0.250)%	Oct 2052	517,968	11,721	529,689
	UBS AG	Everest Reinsurance	600,000	USD	600,000	(1.800)%	Dec 2013	—	(8,531)	(8,531)
		Holdings, Inc.

					$62,248,443			$4,517,527	($874,290)	$3,643,237

Real Return Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $4.6 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,274)	($1,176)	($2,450)
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(14,288)	(14,288)
	Goldman Sachs	RPM International Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(15,051)	(15,051)
	Morgan Stanley Capital Services Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(19,368)	(19,368)

					$4,595,000			($1,274)	($49,883)	($51,157)

360

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund

The Fund used credit default swaps to manage against potential credit events and gain exposure to a security. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $99.2 thousand, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($891)	$2,380	$1,489

					$99,161			($891)	$2,380	$1,489

Total Return Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $19.8 million to $200.4 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Exchange Cleared Swaps

		CDX HY17	4,224,000	USD	$4,224,000	(5.000)%	Dec 2016	$185,210	($425,982)	($240,772)
		CDX.NA.HY.18	8,811,000	USD	8,811,000	(5.000)%	Jun 2017	342,131	(762,038)	(419,907)
		CDX.NA.IG.18	2,300,000	USD	2,300,000	(1.000)%	Jun 2017	1,189	(30,112)	(28,923)
		CDX.NA.IG.19	4,500,000	USD	4,500,000	(1.000)%	Dec 2017	(24,440)	(11,845)	(36,285)

					$19,835,000			$504,090	($1,229,977)	($725,887)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following tables summarize the contracts written at February 28, 2013, and the range of notional contract amounts held by the Funds during the six months ended February 28, 2013. In addition, the tables detail how the Funds used credit default swap contracts as a seller of protection during the six months ended February 28, 2013.

Global Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $3.4 million to $134.1 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Deutsche Bank AG	Commonwealth of Australia	0.28%	2,200,000	USD	$2,200,000	1.000%	Sep 2016	$23,267	$37,770	$61,037
	Deutsche Bank AG	Republic of Italy	2.58%	100,000	USD	100,000	1.000%	Jun 2017	(12,787)	6,643	(6,144)
	HSBC Bank USA	Republic of Italy	2.58%	900,000	USD	900,000	1.000%	Jun 2017	(127,924)	72,625	(55,299)
	UBS AG	Commonwealth of Australia	0.29%	200,000	USD	200,000	1.000%	Dec 2016	(791)	6,551	5,760

						$3,400,000			($118,235)	$123,589	$5,354

361

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $38.8 million to $98.5 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Kohl’s Corp.	1.68%	425,000	USD	$425,000	1.000%	Mar 2017	($11,181)	$742	($10,439)
	Goldman Sachs	CDX-EM.ex-EUS18V1-5Y	2.44%	10,070,000	USD	10,070,000	5.000%	Dec 2017	1,146,311	98,477	1,244,788
	Goldman Sachs	CDX-NAIGS19V1-5Y	0.87%	15,525,000	USD	15,525,000	1.000%	Dec 2017	86,260	38,932	125,192
	Goldman Sachs	ITRAXX-EUROPES18V1-5Y	1.16%	3,725,000	EUR	4,893,904	1.000%	Dec 2017	(45,004)	17,966	(27,038)
	Goldman Sachs	ITRAXX-XOVERS18V1-5Y	4.47%	2,425,000	EUR	3,182,073	5.000%	Dec 2017	76,237	23,156	99,393
	Goldman Sachs	CMBX.NA.AAA.6	Aaa	1,895,000	USD	1,895,000	0.500%	May 2063	(48,848)	(21,200)	(70,048)
	Goldman Sachs	CMBX.NA.BB.6	Ba2	520,000	USD	520,000	5.000%	May 2063	(8,651)	(30,194)	(38,845)
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-2	Ca	240,915	USD	240,915	0.760%	Jan 2038	(147,454)	45,244	(102,210)
	JPMorgan Chase Bank	ABX.HE.AAA.06-2	Caa2	530,446	USD	530,446	0.110%	May 2046	(171,444)	(3,316)	(174,760)
	JPMorgan Chase Bank	CMBX.NA.AJ.2	Ba2	780,000	USD	780,000	1.090%	Mar 2049	(149,673)	24,723	(124,950)
	JPMorgan Chase Bank	CMBX.NA.AAA.3	Aa1	3,310,000	USD	3,310,000	0.080%	Dec 2049	(207,498)	88,575	(118,923)
	JPMorgan Chase Bank	CMBX.NA.AJ.3	B3	655,000	USD	655,000	1.470%	Dec 2049	(218,956)	17,855	(201,101)
	JPMorgan Chase Bank	CMBX.NA.AA.4	Caa2	815,000	USD	815,000	1.650%	Feb 2051	(508,657)	(568)	(509,225)
	JPMorgan Chase Bank	CMBX.NA.BB.6	Ba2	40,000	USD	40,000	5.000%	May 2063	793	(3,781)	(2,988)
	JPMorgan Chase Bank	CMBX.NA.AAA.5	Aa3	754,812	USD	754,812	0.350%	Feb 2051	(74,792)	48,639	(26,153)
	Morgan Stanley Capital Services, Inc.	CDX-NAIGS19V1-5Y	0.87%	32,485,000	USD	32,485,000	1.000%	Dec 2017	56,518	205,353	261,871
	Morgan Stanley Capital Services, Inc.	ITRAXX-EUROPES18V1-5Y	1.16%	12,375,000	EUR	16,482,880	1.000%	Dec 2017	(32,161)	(57,215)	(89,376)
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.1	B3	369,083	USD	369,083	4.420%	Jun 2036	12,034	26,482	38,516
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.2	Ca	1,151,795	USD	1,151,795	4.580%	Dec 2037	(84,754)	112,976	28,222
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.3	B3	880,000	USD	880,000	1.470%	Dec 2049	(273,590)	3,409	(270,181)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.4	Caa2	500,000	USD	500,000	1.650%	Feb 2051	(277,577)	(34,831)	(312,408)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.6	Aaa	1,315,000	USD	1,315,000	0.500%	May 2063	(28,556)	(20,053)	(48,609)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.BB.6	Ba2	1,180,000	USD	1,180,000	5.000%	May 2063	(1,395)	(86,755)	(88,150)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.5	Aa3	464,884	USD	464,884	0.350%	Feb 2051	(35,579)	19,471	(16,108)

						$98,465,792			($947,617)	$514,087	($433,530)

Real Return Bond Fund

The Fund used credit default swaps to gain exposure to a security. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $4.5 million to $14.1 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Deutsche Bank AG	Federative Republic of Brazil	15.51%	4,100,000	USD	$4,100,000	1.000%	Jun 2020	($97,654)	($46,530)	($144,184)
	JPMorgan Chase	Petroleo Brasileiro S/A	16.78%	400,000	USD	400,000	1.000%	Sep 2015	(5,706)	(328)	(6,034)
	Bank, N.A.	Petrobras

						$4,500,000			($103,360)	($46,858)	($150,218)

Spectrum Income Fund

The Fund used credit default swaps to gain exposure to a security. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts up to approximately $100.0 thousand, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase	Arab Republic of Egypt	5.79%	100,000	USD	$100,000	1.000%	Mar 2016	($7,582)	($5,489)	($13,071)
	Bank, N.A.

						$100,000			($7,582)	($5,489)	($13,071)

362

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the six months ended February 28, 2013, the Fund held credit default swaps with total USD notional amounts ranging from approximately $176.0 million to $319.3 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Berkshire Hathaway, Inc.	3.88%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($12,794)	$39,087	$26,293
	Bank of America N.A.	People’s Republic of China	2.67%	2,000,000	USD	2,000,000	1.000%	Jun 2015	14,995	22,945	37,940
	Bank of America N.A.	United Mexican States	6.02%	300,000	USD	300,000	1.000%	Sep 2015	(2,164)	5,813	3,649
	Bank of America N.A.	MetLife, Inc.	6.85%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(34,581)	52,907	18,326
	Bank of America N.A.	Prudential Financial, Inc.	7.07%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(39,191)	63,607	24,416
	Bank of America N.A.	Government of Japan	4.59%	200,000	USD	200,000	1.000%	Mar 2016	1,617	2,085	3,702
	Bank of America N.A.	Republic of Indonesia	9.71%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(19,102)	24,508	5,406
	Bank of America N.A.	Government of Japan	5.63%	5,800,000	USD	5,800,000	1.000%	Mar 2017	(35,417)	147,571	112,154
	Bank of America N.A.	CMBX.NA.AAA Indices	AA	700,000	USD	700,000	0.080%	Dec 2049	(39,944)	14,794	(25,150)
	Barclays Bank PLC	United Mexican States	5.12%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(10,843)	25,297	14,454
	Barclays Bank PLC	CDX.EM.13	25.91%	1,000,000	USD	1,000,000	5.000%	Jun 2015	54,714	9,030	63,744
	Barclays Bank PLC	Federative Republic of Brazil	8.47%	500,000	USD	500,000	1.000%	Jun 2015	(3,181)	5,927	2,746
	Barclays Bank PLC	People’s Republic of China	3.07%	700,000	USD	700,000	1.000%	Mar 2016	4,985	11,241	16,226
	Barclays Bank PLC	United Mexican States	8.87%	900,000	USD	900,000	1.000%	Jun 2017	(9,207)	15,272	6,065
	BNP Paribas	People’s Republic of China	3.07%	300,000	USD	300,000	1.000%	Mar 2016	2,163	4,791	6,954
	BNP Paribas	United States of America	3.14%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(45,280)	35,466	(9,814)
	BNP Paribas	United Mexican States	8.87%	1,700,000	USD	1,700,000	1.000%	Jun 2017	(10,425)	21,882	11,457
	Citibank N.A.	Dell, Inc.	5.92%	4,800,000	USD	4,800,000	1.000%	Sep 2013	5,749	14,758	20,507
	Citibank N.A.	General Electric Capital	1.78%	600,000	USD	600,000	4.325%	Dec 2013	—	25,453	25,453
		Corp.
	Citibank N.A.	United Mexican States	5.12%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(11,065)	25,519	14,454
	Citibank N.A.	People’s Republic of China	2.67%	400,000	USD	400,000	1.000%	Jun 2015	2,934	4,654	7,588
	Citibank N.A.	People’s Republic of China	3.57%	2,000,000	USD	2,000,000	1.000%	Jun 2016	13,231	33,233	46,464
	Citibank N.A.	United Kingdom of Great	3.48%	6,300,000	USD	6,300,000	1.000%	Jun 2016	71,851	76,415	148,266
		Britain and Northern Ireland
	Citibank N.A.	Commonwealth of Australia	3.49%	3,400,000	USD	3,400,000	1.000%	Jun 2017	43,638	57,781	101,419
	Citibank N.A.	Federative Republic of Brazil	8.90%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(7,945)	12,725	4,780
	Citibank N.A.	United Mexican States	6.02%	700,000	USD	700,000	1.000%	Sep 2015	(5,382)	13,896	8,514
	Citibank N.A.	MetLife, Inc.	6.85%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(50,855)	77,806	26,951
	Credit Suisse International	CDX.EM.13	25.91%	600,000	USD	600,000	5.000%	Jun 2015	35,563	2,683	38,246
	Credit Suisse International	Federative Republic of Brazil	8.47%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(26,485)	50,102	23,617
	Credit Suisse International	Federative Republic of Brazil	8.90%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(11,765)	20,847	9,082
	Credit Suisse International	Arcelormittal	26.31%	1,000,000	USD	1,000,000	1.000%	Jun 2016	(32,495)	(17,158)	(49,653)
	Deutsche Bank AG	Berkshire Hathaway, Inc.	1.31%	1,600,000	USD	1,600,000	0.850%	Mar 2013	—	3,319	3,319
	Deutsche Bank AG	CDX.NA.IG.10	0.04%	1,928,998	USD	1,928,998	0.530%	Jun 2013	—	5,197	5,197
	Deutsche Bank AG	United Mexican States	5.12%	700,000	USD	700,000	1.000%	Mar 2015	(6,455)	14,887	8,432
	Deutsche Bank AG	CDX.EM.13	25.91%	5,200,000	USD	5,200,000	5.000%	Jun 2015	292,459	39,010	331,469
	Deutsche Bank AG	Federative Republic of Brazil	8.47%	2,200,000	USD	2,200,000	1.000%	Jun 2015	(10,420)	22,503	12,083
	Deutsche Bank AG	MetLife, Inc.	7.28%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(18,430)	33,786	15,356
	Deutsche Bank AG	United Kingdom of Great	3.23%	700,000	USD	700,000	1.000%	Mar 2016	8,076	7,806	15,882
		Britain and Northern Ireland
	Deutsche Bank AG	People’s Republic of China	3.57%	4,200,000	USD	4,200,000	1.000%	Jun 2016	29,067	68,508	97,575
	Deutsche Bank AG	People’s Republic of China	4.00%	100,000	USD	100,000	1.000%	Sep 2016	376	1,952	2,328
	Deutsche Bank AG	MetLife, Inc.	11.95%	7,700,000	USD	7,700,000	1.000%	Mar 2018	(315,228)	257,272	(57,956)
	Deutsche Bank AG	CMBX.NA.AAA Indices	AA	2,200,000	USD	2,200,000	0.080%	Dec 2049	(126,259)	47,217	(79,042)
	Goldman Sachs	CDX.NA.IG.10	0.04%	2,411,247	USD	2,411,247	0.463%	Jun 2013	—	5,662	5,662
	Goldman Sachs	Berkshire Hathaway, Inc.	3.88%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(7,108)	21,715	14,607
	Goldman Sachs	Federative Republic of Brazil	8.47%	500,000	USD	500,000	1.000%	Jun 2015	(2,971)	5,717	2,746
	Goldman Sachs	United Mexican States	7.59%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,633)	15,151	11,518
	Goldman Sachs	Government of Japan	5.63%	300,000	USD	300,000	1.000%	Mar 2017	(1,734)	7,592	5,858
	Goldman Sachs	CDX.NA.IG.9	1.85%	868,049	USD	868,049	0.548%	Dec 2017	—	15,714	15,714
	Goldman Sachs	CMBX.NA.AAA Indices	AA	300,000	USD	300,000	0.080%	Dec 2049	(11,236)	458	(10,778)
	HSBC Bank USA	CDX.EM.13	25.91%	8,300,000	USD	8,300,000	5.000%	Jun 2015	455,760	73,316	529,076
	HSBC Bank USA	Federative Republic of Brazil	8.47%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(15,974)	23,114	7,140
	HSBC Bank USA	Federative Republic of Brazil	8.90%	700,000	USD	700,000	1.000%	Sep 2015	(3,560)	6,906	3,346
	HSBC Bank USA	United States of America	3.59%	3,300,000	EUR	4,395,599	0.250%	Jun 2017	(5,531)	(12,314)	(17,845)
	JPMorgan Chase Bank	CDX.EM.13	25.91%	1,200,000	USD	1,200,000	5.000%	Jun 2015	67,735	8,758	76,493
	JPMorgan Chase Bank	Federative Republic of Brazil	8.90%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(59,857)	101,923	42,066
	JPMorgan Chase Bank	Government of Japan	4.59%	800,000	USD	800,000	1.000%	Mar 2016	4,157	10,649	14,806
	JPMorgan Chase Bank	State of Qatar	3.45%	2,900,000	USD	2,900,000	1.000%	Mar 2016	(4,150)	68,046	63,896
	JPMorgan Chase Bank	People’s Republic of China	3.57%	4,000,000	USD	4,000,000	1.000%	Jun 2016	27,097	65,832	92,929
	JPMorgan Chase Bank	Federative Republic of Brazil	10.45%	900,000	USD	900,000	1.000%	Sep 2016	(3,800)	4,158	358
	JPMorgan Chase Bank	Federative Republic of Brazil	11.68%	4,400,000	USD	4,400,000	1.000%	Jun 2017	(50,363)	27,937	(22,426)

363

DERIVATIVE INSTRUMENTS, CONTINUED

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	JPMorgan Chase Bank	CDX.NA.IG.9	1.85%	1,928,998	USD	$1,928,998	0.553%	Dec 2017	—	$35,393	$35,393
	Morgan Stanley Capital	Federative Republic of Brazil	4.53%	900,000	USD	900,000	1.660%	Mar 2013	—	7,325	7,325
	Services, Inc.
	Morgan Stanley Capital	CDX.EM.13	25.91%	7,000,000	USD	7,000,000	5.000%	Jun 2015	$405,746	40,463	446,209
	Services, Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	8.47%	500,000	USD	500,000	1.000%	Jun 2015	(2,152)	4,898	2,746
	Services, Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	8.90%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(68,304)	115,628	47,324
	Services, Inc.
	Morgan Stanley Capital	Government of Japan	4.59%	800,000	USD	800,000	1.000%	Mar 2016	(4,791)	19,597	14,806
	Services, Inc.
	Morgan Stanley Capital	United Kingdom of Great	3.48%	1,900,000	USD	1,900,000	1.000%	Jun 2016	21,669	23,046	44,715
	Services, Inc.	Britain and Northern Ireland
	Morgan Stanley Capital	Republic of Indonesia	9.71%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(14,399)	18,604	4,205
	Services, Inc.
	Morgan Stanley Capital	United Mexican States	7.59%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(7,150)	32,281	25,131
	Services, Inc.
	Morgan Stanley Capital	Government of Japan	6.05%	200,000	USD	200,000	1.000%	Jun 2017	(449)	4,203	3,754
	Services, Inc.
	Royal Bank of Scotland PLC	People’s Republic of China	2.67%	900,000	USD	900,000	1.000%	Jun 2015	6,798	10,275	17,073
	Royal Bank of Scotland PLC	United Mexican States	6.02%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(10,867)	33,977	23,110
	Royal Bank of Scotland PLC	People’s Republic of China	3.57%	3,100,000	USD	3,100,000	1.000%	Jun 2016	21,493	50,527	72,020
	Societe Generale Paris	United Kingdom of Great	2.71%	3,200,000	USD	3,200,000	1.000%	Mar 2015	5,489	49,037	54,526
		Britain and Northern Ireland
	UBS AG	Berkshire Hathaway, Inc.	3.88%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(7,292)	21,899	14,607
	UBS AG	People’s Republic of China	3.57%	2,000,000	USD	2,000,000	1.000%	Jun 2016	14,184	32,280	46,464
	UBS AG	United Kingdom of Great	3.48%	1,500,000	USD	1,500,000	1.000%	Jun 2016	17,107	18,194	35,301
		Britain and Northern Ireland
	UBS AG	Republic of Indonesia	9.71%	600,000	USD	600,000	1.000%	Sep 2016	(6,567)	8,372	1,805
	UBS AG	United Mexican States	7.59%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,343)	14,860	11,517
	Exchange Traded Funds								—		—

		CDX.NA.HY.19	B	700,000	USD	700,000	5.000%	Dec 2017	(2,511)	(23,432)	(25,943)

						$175,983,599			$445,998	$2,370,155	$2,816,153

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the Fund held as of February 28, 2013:

Real Return Bond Fund

The Fund used Inflation swaps to manage duration of the Fund and manage against anticipated changes in inflation. During the six months ended February 28, 2013, the Fund held inflation swaps with total USD notional amounts ranging up to approximately $68.9million, as measured at each quarter end.

								UNAMORTIZED
				USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	BNP Paribas	3,400,000	EUR	$4,329,732	FRC-EXT-CPI	Fixed 1.9%	Sep 2016	$3,403	$32,539	$35,942
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.25%	USA-CPI-U	Jul 2017	26,045	(34,064)	(8,019)
	BNP Paribas	6,900,000	EUR	8,788,880	FRC-EXT-CPI	Fixed 1.95%	Sep 2017	—	63,166	63,166
	BNP Paribas	300,000	EUR	400,844	FRC-EXT-CPI	Fixed 2.1%	Jul 2021	(2,549)	2,099	(450)
	BNP Paribas	4,000,000	USD	4,000,000	Fixed 2.5%	USA-CPI-U	Jul 2022	36,170	25,162	61,332
	Citi Bank NA	2,000,000	EUR	2,589,201	FRC-EXT-CPI	Fixed 2%	Jul 2016	5,111	30,530	35,641
	Citi Bank NA	11,100,000	USD	11,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	2,486	(8,624)	(6,138)
	Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.36%	USA-CPI-U	Jan 2017	—	(3,566)	(3,566)
	Deutsche Bank AG	1,600,000	USD	1,600,000	Fixed 2.5%	USA-CPI-U	Jul 2022	12,696	11,837	24,533
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	4,133	(24,136)	(20,003)
	The Royal Bank of	12,100,000	USD	12,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	14,838	(21,529)	(6,691)
	Scotland PLC

				$68,908,657				$102,333	$73,414	$175,747

Fair value of derivative instruments by risk category The table below summarizes the fair value of derivatives held by the Funds at February 28, 2013 by risk category:

364

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$399	—

				$399	—
All Cap Core Fund	Equity contracts	Receivable/payable for futures	Futures†	$46,630	—

				$46,630	—
Asia Total Return Bond Fund	Foreign currency	Receivable/payable for forward	Forward foreign currency	$228,844	($38,083)
	contracts	foreign currency exchange	contracts
		contracts

				$228,844	($38,083)
Capital Appreciation	Equity contracts	Written options, at value	Written options	—	($3,735,777)
Value Fund

				—	($3,735,777)
Global Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$1,736,443	($379,834)
	Interest rate contracts	Written options, at value	Written options	—	(4,067,522)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	1,248,583	—
	Interest rate contracts	Investments in unaffiliated issuers,	Purchased options	—	—
		at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	162,539	(452,601)
	Foreign currency	Written options, at value	Written options	—	(78,012)
	contracts
	Foreign currency	Receivable/payable for forward	Forward foreign currency	8,866,714	(8,127,098)
	contracts	foreign currency exchange	contracts
		contracts
	Interest rate contracts	Investments in unaffiliated issuers,	Purchased options	736,193	—
		at value*
	Foreign currency	Swap contracts, at value	Currency swaps	4,820,017	—
	contracts

				$17,570,489	($13,105,067)
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($2,670,965)

				—	($2,670,965)
Heritage Fund	Foreign currency	Receivable/payable for forward	Forward foreign currency	$18,740	($3,082)
	contracts	foreign currency exchange	contracts
		contracts

				$18,740	($3,082)
High Income Fund	Foreign currency	Receivable/payable for forward	Forward foreign currency	$313,628	—
	contracts	foreign currency exchange	contracts
		contracts

				$313,628	—
High Yield Fund	Credit contracts	Swap contracts, at value	Credit default swaps	—	($3,353,128)
	Credit contracts	Written options, at value	Written options	—	(265,378)
	Credit contracts	Investments in unaffiliated issuers,	Purchased options	$272,075	—
		at value*
	Interest rate contracts	Receivable/payable for futures	Futures†	—	(11,321)
	Foreign currency	Receivable/payable for forward	Forward foreign currency	1,731,636	(58,576)
	contracts	foreign currency exchange	contracts
		contracts

				$2,003,711	($3,688,403)
Investment Quality	Interest rate contracts	Receivable/payable for futures	Futures†	$11,738	($30,131)
Bond Fund	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(712,338)
	Credit contracts	Swap contracts, at value	Credit default swaps	6,114,144	(2,904,437)
	Foreign currency contracts	Receivable/payable for forward	Forward foreign currency	74,922	(94,886)
		foreign currency exchange	contracts
		contracts

				$6,200,804	($3,741,792)
Mid Cap Growth Index Fund	Equity contracts	Receivable/payable for futures	Futures†	$12,630	—

				$12,630	—
Mid Cap Value Index Fund	Equity contracts	Receivable/payable for futures	Futures†	$10,460	—

				$10,460	—
Mutual Shares Fund	Foreign currency	Receivable/payable for forward	Forward foreign currency	$1,063,890	($61,007)
	contracts	foreign currency exchange	contracts
		contracts

				$1,063,890	($61,007)
Real Return Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$43,994	—
	Interest rate contracts	Written options, at value	Written options	—	($744,472)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	1,133,038	(892,385)
	Interest rate contracts	Investments in unaffiliated issuers,	Purchased options	87,936	—
		at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(201,375)
	Foreign currency	Written options, at value	Written options	—	(58,435)
	contracts
	Foreign currency	Receivable/payable for forward	Forward foreign currency	3,133,513	(802,052)
	contracts	foreign currency exchange	contracts
		contracts

				$4,398,481	($2,698,719)

365

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Redwood Fund	Equity contracts	Written options, at value	Written options	—	($81,479,648)

				—	($81,479,648)
Short Term	Interest rate contracts	Receivable/payable for futures	Futures†	—	($10,930)
Government Income
Fund

				—	($10,930)
Smaller Company	Equity contracts	Receivable/payable for futures	Futures†	$43,692	—
Growth Fund

				$43,692	—
Spectrum Income Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$657	($52,158)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(3,444)
	Credit contracts	Swap contracts, at value	Credit default swaps	1,489	(13,071)
	Foreign currency	Receivable/payable for forward	Forward foreign currency	865,119	(755,236)
	contracts	foreign currency exchange	contracts
		contracts

				$867,265	($823,909)
Strategic Equity	Equity contracts	Receivable/payable for futures	Futures†	$3,119,926	($443,272)
Allocation Fund	Foreign currency	Receivable/payable for futures	Futures†	—	(56,841)
	contracts

				$3,119,926	($500,113)
Total Return Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$774,421	($148,293)
	Interest rate contracts	Written options, at value	Written options	—	(395,437)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	11,508,507	(138,753)
	Credit contracts	Swap contracts, at value	Credit default swaps	3,114,760	(1,024,494)
	Foreign currency	Written options, at value	Written options	—	(14,796)
	contracts
	Foreign currency	Receivable/payable for forward	Forward foreign currency	14,951,232	(4,593,164)
	contracts	foreign currency exchange	contracts
		contracts

				$30,348,920	($6,314,937)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.
* Purchased options are included in the Portfolio’s investments

Effect of derivative instruments on the Statements of Operations The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2013:

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	—	($60,447)	—	—	($60,447)

	Total	—	—	($60,447)	—	—	($60,447)
All Cap Core Fund	Equity contracts	—	—	$508,264	—	—	$508,264

	Total	—	—	$508,264	—	—	$508,264
Asia Total Return Bond Fund	Foreign currency contracts	—	—	—	—	$995,154	$995,154

	Total	—	—	—	—	$995,154	$995,154
Capital Appreciation Value Fund	Equity contracts	—	$303,936	—	—	—	$303,936

	Total	—	$303,936	—	—	—	$303,936
Emerging Markets Debt Fund	Foreign currency contracts	—	—	—	—	($8,235)	($8,235)

	Total	—	—	—	—	($8,235)	($8,235)
Global Bond Fund	Interest rate contracts	($11,719)	$45,779	$3,078,707	$3,759,481	—	$6,872,248
	Credit contracts	—	—	—	2,888,328	—	2,888,328
	Foreign currency contracts	(58,600)	206,342	—	—	($38,594,697)	(38,446,955)

	Total	($70,319)	$252,121	$3,078,707	$6,647,809	($38,594,697)	($28,686,379)
Health Sciences Fund	Equity contracts	($6,478)	$3,100,788	—	—	—	$3,094,310

	Total	($6,478)	$3,100,788	—	—	—	$3,094,310
Heritage Fund	Foreign currency contracts	—	—	—	—	($44,842)	($44,842)

	Total	—	—	—	—	($44,842)	($44,842)
High Income Fund	Foreign currency contracts	—	—	—	—	($256,290)	($256,290)

	Total	—	—	—	—	($256,290)	($256,290)
High Yield Fund	Interest rate contracts	—	—	$7,984	—	—	$7,984
	Credit contracts	($2,207,052)	$1,554,120	—	($3,868,858)	—	(4,521,790)
	Foreign currency contracts	—	—	—	—	($2,748,462)	(2,748,462)

	Total	($2,207,052)	$1,554,120	$7,984	($3,868,858)	($2,748,462)	($7,262,268)
Investment Quality Bond Fund	Interest rate contracts	—	—	$513,765	($61,620)	—	$452,145
	Credit contracts	—	—	—	(986,827)	—	(986,827)
	Foreign currency contracts	—	—	—	—	($76,947)	(76,947)

	Total	—	—	$513,765	($1,048,447)	($76,947)	($611,629)
Mid Cap Growth Index Fund	Equity contracts	—	—	$46,052	—	—	$46,052
	Total	—	—	$46,052	—	—	$46,052

366

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total

Mid Cap Value Index Fund	Equity contracts	—	—	$21,055	—	—	$21,055

	Total	—	—	$21,055	—	—	$21,055
Mutual Shares Fund	Equity contracts	—	$71,171	—	—	—	$71,171
	Foreign currency contracts	—	—	—	—	($1,408,771)	(1,408,771)

	Total	—	$71,171	—	—	($1,408,771)	($1,337,600)
Real Return Bond Fund	Interest rate contracts	($69,980)	$138,640	$312,083	$1,254,340	—	$1,635,083
	Credit contracts	—	—	—	143,370	—	143,370
	Foreign currency contracts	—	28,719	—	—	($2,577,999)	(2,549,280)

	Total	($69,980)	$167,359	$312,083	$1,397,710	($2,577,999)	($770,827)
Redwood Fund	Equity contracts	($507,712)	($3,527,243)	—	—	—	($4,034,955)

	Total	($507,712)	($3,527,243)	—	—	—	($4,034,955)
Short Term Government Income
Fund	Interest rate contracts	—	—	($96,598)	—	—	($96,598)

	Total	—	—	($96,598)	—	—	($96,598)
Smaller Company Growth Fund	Equity contracts	—	—	$101,637	—	—	$101,637

	Total	—	—	$101,637	—	—	$101,637
Spectrum Income Fund	Interest rate contracts	—	—	($133,540)	($724)	—	($134,264)
	Credit contracts	—	—	—	1,325	—	1,325
	Foreign currency contracts	—	—	—	—	($2,032,508)	(2,032,508)

	Total	—	—	($133,540)	$601	($2,032,508)	($2,165,447)
Strategic Equity Allocation Fund	Equity contracts	—	—	$19,701,230	—	—	$19,701,230
	Foreign currency contracts	—	—	$49,881	—	—	49,881

	Total	—	—	$19,751,111	—	—	$19,751,111
Total Return Fund	Interest rate contracts	—	$2,319,615	$414,944	$2,942,179	—	$5,676,738
	Credit contracts	—	—	—	(4,150,203)	—	(4,150,203)
	Foreign currency contracts	—	—	—	—	($12,146,443)	(12,146,443)
	Total	—	$2,319,615	$414,944	($1,208,024)	($12,146,443)	($10,619,908)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2013:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	$399	—	—	$399

	Total	—	—	$399	—	—	$399
All Cap Core Fund	Equity contracts	—	—	($3,358)	—	—	($3,358)

	Total	—	—	($3,358)	—	—	($3,358)
Asia Total Return Bond Fund	Foreign currency contracts	—	—	—	—	$190,761	$190,761

	Total	—	—	—	—	$190,761	$190,761
Capital Appreciation Value Fund	Equity contracts	—	$2,673,036	—	—	—	$2,673,036

	Total	—	$2,673,036	—	—	—	$2,673,036
Emerging Markets Debt Fund	Foreign currency contracts	—	—	—	—	($3,319)	($3,319)

	Total	—	—	—	—	($3,319)	($3,319)
Global Bond Fund	Interest rate contracts	$82,240	$719,569	$705,917	($2,404,830)	—	($897,104)
	Credit contracts	—	—	—	(2,124,964)	—	(2,124,964)
	Foreign currency contracts	21,060	59,729	—	5,275,233	($967,110)	4,388,912

	Total	$103,300	$779,298	$705,917	$745,439	($967,110)	$1,366,844
Health Sciences Fund	Equity contracts	($17,548)	($1,420,768)	—	—	—	($1,438,316)

	Total	($17,548)	($1,420,768)	—	—	—	($1,438,316)
Heritage Fund	Foreign currency contracts	—	—	—	—	$16,736	$16,736

	Total	—	—	—	—	$16,736	$16,736
High Income Fund	Foreign currency contracts	—	—	—	—	$731,002	$731,002

	Total	—	—	—	—	$731,002	$731,002
High Yield Fund	Interest rate contracts	—	—	($11,321)	—	—	($11,321)
	Credit contracts	$832,573	($316,248)	—	($2,076,892)	—	(1,560,567)
	Foreign currency contracts	—	—	—	—	$2,151,293	2,151,293

	Total	$832,573	($316,248)	($11,321)	($2,076,892)	$2,151,293	$579,405
Investment Quality Bond Fund	Interest rate contracts	—	—	($145,896)	$263,997	—	$118,101
	Credit contracts	—	—	—	17,040	—	17,040
	Foreign currency contracts	—	—	—	—	($45,108)	(45,108)

	Total	—	—	($145,896)	$281,037	($45,108)	$90,033
Mid Cap Growth Index Fund	Equity contracts	—	—	$4,530	—	—	$4,530
	Total	—	—	$4,530	—	—	$4,530

367

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Mid Cap Value Index Fund	Equity contracts	—	—	($2,150)	—	—	($2,150)

	Total	—	—	($2,150)	—	—	($2,150)
Mutual Shares Fund	Foreign currency contracts	—	—	—	—	$1,961,322	$1,961,322

	Total	—	—	—	—	$1,961,322	$1,961,322
Real Return Bond Fund	Interest rate contracts	$32,544	$742,438	($399,637)	($564,730)	—	($189,385)
	Credit contracts	—	—	—	(103,506)	—	(103,506)
	Foreign currency contracts	—	24,149	—	—	$3,213,148	3,237,297

	Total	$32,544	$766,587	($399,637)	($668,236)	$3,213,148	$2,944,406
Redwood Fund	Equity contracts	—	($11,431,760)	—	—	—	($11,431,760)

	Total	—	($11,431,760)	—	—	—	($11,431,760)
Short Term Government Income
Fund	Interest rate contracts	—	—	$55,035	—	—	$55,035

	Total	—	—	$55,035	—	—	$55,035
Smaller Company Growth Fund	Equity contracts	—	—	$17,539	—	—	$17,539

	Total	—	—	$17,539	—	—	$17,539
Spectrum Income Fund	Interest rate contracts	—	—	($30,191)	($1,182)	—	($31,373)
	Credit contracts	—	—	—	(1,656)	—	(1,656)
	Foreign currency contracts	—	—	—	—	$184,065	184,065

	Total	—	—	($30,191)	($2,838)	$184,065	$151,036
Strategic Equity Allocation Fund	Equity contracts	—	—	($323,355)	—	—	($323,355)

	Total	—	—	($323,355)	—	—	($323,355)
Total Return Fund	Interest rate contracts	—	($158,052)	($739,519)	$4,782,798	—	$3,885,227
	Credit contracts	—	—	—	1,932,309	—	1,932,309
	Foreign currency contracts	—	41,484	—	—	$17,987,749	18,029,233
	Total	—	($116,568)	($739,519)	$6,715,107	$17,987,749	$23,846,769

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Funds. The Advisor and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee The Funds have an investment management agreement with the Advisor under which the Funds pay a monthly management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT Funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

• Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the aggregate net assets between $2.5 billion and $5 billion and c) 0.550% of the excess over $5 billion of aggregate net assets. Prior to October 1, 2012, the advisory fees paid were: 0.600% of the aggregate net assets.

• All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• All Cap Value Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Asia Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average net assets between $250 million and $500 million and c) 0.600% of the excess over $500 million of average net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the Fund.

• Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

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• Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of aggregate net assets between $200 million and $400 million; and c) 0.570% of the excess over $400 million of aggregate net assets.

• Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHVIT for all the funds listed. The monthly management fee paid on these assets is a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million of aggregate net assets.

• Emerging Markets Debt Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average net assets between $250 million and $750 million; and c) 0.675% of the excess over $750 million of average net assets.

• Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of aggregate net assets and b) 0.780% of the excess over $1 billion of aggregate net assets.

• Fundamental Value Fund — a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

• Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of average net assets between $500 million and $750 million; and c) 0.850% of the excess over $750 million of average net assets.

• Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Heritage Fund — a) 0.850% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and c) 0.800% of the excess over $1 billion of aggregate net assets.

• High Income Fund — a) 0.725% of the first $150 million of average net assets; b) 0.675% of average net assets between $150 million and $500 million; c) 0.650% of the average net assets between $500 million and $2.5 billion; and d) 0.600% of the excess over $2.5 billion of average net assets.

• High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

• International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of average net assets between $100 million and $400 million; and c) 0.750% of the excess over $400 million of average net assets.

• International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

• International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of average net assets between $200 million and $500 million; and c) 0.850% of the excess over $500 million of average net assets.

• International Small Company Fund — 0.950% of aggregate net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the Fund, Income Fund, International Small Cap Fund, Mutual Shares Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets of the Fund.

• Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.530% of the first $50 million of average net assets; b) 0.510% of average net assets between $50 million and $100 million; and c) 0.490% of the excess over $100 million of average net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Cap Value Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.850% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.800% of the excess over $1 billion of aggregate net assets.

• Mid Value Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

• Mutual Shares Fund — a) 0.960% of the first $750 million of aggregate net assets and b) 0.920% of the excess over $750 million of aggregate net assets. However, when aggregate net assets of the Fund and the JHVIT Mutual Shares Trust exceed $750 million, then the advisory fee rate is 0.920% of aggregate net assets of the Fund. Prior to October 1, 2012, the advisor fees paid were as follows: a) 0.960% of the first $1 billion of aggregate net assets and b) 0.940% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of average net assets between $250 million and $500 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

• Redwood Fund — If average net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average net assets and b) 1.150% of the excess over $100 million of average net assets. If net assets equal or exceed $200 million, then the following fee schedule shall apply: a) 1.100% of the first $500 million of average net assets and b) 1.050% of the excess over $500 million of average net assets.

• Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets

• Short-Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets and b) 0.550% of the excess over $250 million of aggregate net assets.

• Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

369

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• Small Cap Opportunities Fund — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

• Small Company Growth Fund — Aggregate net assets are the aggregate net assets of the Fund, Small Cap Opportunities Fund, International Growth Stock Fund, Value Fund and the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust. The advisory fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of exceed $1 billion, then the advisory fee rate is 1.000% of aggregate net assets of the Fund.

• Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Smaller Company Growth Fund — a) 1.100% of the first $125 million of aggregate net assets; b) 1.050% of aggregate net assets between $125 million and $375 million; c) 1.000% of aggregate net assets between $375 million and $1 billion and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

• Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.700% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all Portfolios of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC.

• U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

• Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its Funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor

Active Bond Fund	Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management
(US) LLC [1,3]

All Cap Core Fund	QS Investors, LLC

All Cap Value Fund	Lord, Abbett & Company LLC

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences Fund
Mid Value Fund
Real Estate Equity Fund
Science & Technology Fund
Small Company Value Fund
Spectrum Income Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund

Core Diversified Growth & Income Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset
Core Fundamental Holdings Portfolio	Management a division of Manulife Asset Management (US) LLC [1,2,3]
Core Global Diversification Portfolio

Asia Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Emerging Markets Debt Fund
Fundamental Global Franchise Fund
High Income Fund
Short Term Government Income Fund
Strategic Equity Allocation Fund

Fundamental Value Fund	Davis Selected Advisers, L.P.

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Fund	Subadvisor

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
Real Estate Securities Fund

Heritage Fund	American Century Investment Management, Inc.

High Yield Fund	Western Asset Management Company

International Growth Opportunities Fund	Baillie Gifford Overseas Ltd

International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund

International Small Cap Fund	Franklin Templeton Investments Corporation

International Small Company Fund	Dimensional Fund Advisors LP

International Value Fund	Templeton Investment Counsel, LLC

Mid Cap Growth Index Fund	SSgA Fund Management, Inc.
Mid Cap Value Index Fund

Mid Cap Value Equity Fund	Columbia Management Investment Advisers, LLC

Mutual Shares Fund	Franklin Mutual Advisers

Redwood Fund	Allianz Global Investors U.S. LLC (formerly, RCM Capital Management LLC)

Small Cap Opportunities Fund	Dimensional Fund Advisors LP and Invesco Advisers, Inc.

Smaller Company Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1,2]; Frontier Capital
Management Company Asset Management (US) LLC; Perimeter Capital Management LLC

1 An affiliate of the Advisor.
2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
3 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The Funds are not responsible for payment of the subadvisory fees.

Expense reimbursements The Advisor voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds. This expense reduction will continue in effect until terminated by the Advisor.

	Expense limitation		Expense limitation
	as a percentage of		as a percentage of
Fund	average net assets	Fund	average net assets

Active Bond Fund	0.15%	Investment Quality Bond Fund	0.15%
All Cap Core Fund	0.20%	Mid Cap Growth Index Fund	0.08%
All Cap Value Fund	0.20%	Mid Cap Stock Fund	0.20%
Alpha Opportunities Fund	0.20%	Mid Cap Value Equity Fund	0.20%
Blue Chip Growth Fund	0.20%	Mid Cap Value Index Fund	0.08%
Capital Appreciation Fund	0.20%	Mid Value Fund	0.20%
Capital Appreciation Value Fund	0.20%	Mutual Shares Fund	0.20%
Core Bond Fund	0.15%	Real Estate Equity Fund	0.20%
Emerging Markets Debt Fund	0.15%	Real Estate Securities Fund	0.20%
Equity-Income Fund	0.20%	Real Return Bond Fund	0.15%
Fundamental Global Franchise Fund	0.25%	Redwood Fund	0.20%
Fundamental Value Fund	0.20%	Science & Technology Fund	0.20%
Global Bond Fund	0.15%	Small Cap Growth Fund	0.20%
Global Real Estate Fund	0.25%	Small Cap Opportunities Fund	0.20%
Health Sciences Fund	0.20%	Small Cap Value Fund	0.20%
Heritage Fund	0.20%	Small Company Growth Fund	0.20%
High Income Fund	0.15%	Small Company Value Fund	0.20%
High Yield Fund	0.15%	Smaller Company Growth Fund	0.20%
International Growth Opportunities Fund	0.25%	Spectrum Income Fund	0.15%
International Growth Stock Fund	0.25%	Strategic Equity Allocation Fund	0.20%
International Small Cap Fund	0.25%	Total Return Fund	0.15%
International Small Company Fund	0.25%	U.S. High Yield Bond Fund	0.15%
International Value Fund	0.25%	Value Fund	0.20%

371

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and JHVIT. All Funds covered in this report are Participating Funds with the exception of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Mid Cap Growth Index Fund and Mid Cap Value Index Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the Funds.

The Advisor has contractually agreed to reimburse the Asia Total Return Bond Fund for certain fund expenses excluding certain expenses such as advisory fees, transfer agent fees, Rule 12b-1 fees, brokerage commissions, interest, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses that exceed 0.15% of the Fund’s average net assets. The expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the Fund and the Advisor.

The Advisor contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2013, and may terminate anytime thereafter.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Advisor contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the Fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2013, and may terminate anytime thereafter.

The Advisor contractually agreed to waive its advisory fee on International Value Fund, Small Cap Opportunities Fund, Smaller Company Growth Fund and Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for each Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2013 for International Value Fund, Small Cap Opportunities Fund and, Smaller Company Growth Fund and March 26, 2013 for Strategic Equity Allocation Fund, and may terminate anytime thereafter.

The Advisor voluntarily agreed to waive its advisory fee for Mutual Shares Fund for to the following rates: 0.960% of the first $750 million of aggregate net assets and 0.920% in excess over $750 million of aggregate net assets, provided that when aggregate net assets exceed $750 million, the advisory fee is 0.920% on all aggregate net assets. This voluntary waiver was terminated on October 1, 2012.

The Advisor voluntarily agreed to limit Fund expenses for Emerging Markets Debt Fund (excluding taxes, portfolio brokerage commissions, interest, underlying fund expenses, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.35% for Class A shares and 0.98% for Class I shares of the average net assets of those classes. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at anytime.

The Advisor voluntarily agrees to waive 0.05% of its advisory fees otherwise payable on that portion of the Aggregate Net Assets of the Science & Technology Fund between and including $250,000,001 and $500,000,000 that are managed by the subadvisor Allianz Global Investors U.S. LLC (formerly, RCM Capital Management LLC).

For the period ended February 28, 2013, the waivers under these agreements amounted to:

Fund	Class A	Class I	Class 1	Class NAV	Total

Active Bond Fund	—	—	$1,209	$27,292	$28,501
All Cap Core Fund	—	—	—	9,033	9,033
All Cap Value Fund	—	—	1,676	11,737	13,413
Alpha Opportunities Fund	—	—	—	20,640	20,640
Asia Total Return Bond Fund	—	—	—	9,856	9,856
Blue Chip Growth Fund	—	—	102,933	262,753	365,686
Capital Appreciation Fund	—	—	7,302	23,908	31,210
Capital Appreciation Value Fund	—	—	—	356,609	356,609
Core Bond Fund	—	—	1,383	9,719	11,102
Core Diversified Growth & Income Portfolio	—	—	19,835	—	19,835
Core Fundamental Holdings Portfolio	—	—	20,964	—	20,964
Core Global Diversification Portfolio	—	—	20,299	—	20,299
Emerging Markets Debt Fund	$35,140	$8,506	—	—	43,646
Equity-Income Fund	—	—	49,331	212,878	262,209
Fundamental Global Franchise Fund	2	2	—	6,496	6,500
Fundamental Value Fund	—	—	—	17,990	17,990
Global Bond Fund	—	—	1,549	11,162	12,711
Global Real Estate Fund	—	—	—	8,643	8,643
Health Sciences Fund	—	—	—	137,659	137,659
Heritage Fund	—	—	—	2,267	2,267
High Income Fund	—	—	—	7,128	7,128

372

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Fund	Class A	Class I	Class 1	Class NAV	Total

High Yield Fund	—	—	$6,594	$9,894	$16,488
International Growth Opportunities Fund	—	—	—	9,011	9,011
International Growth Stock Fund	—	—	—	8,375	8,375
International Small Cap Fund	—	—	1,779	4,462	6,241
International Small Company Fund	—	—	—	4,500	4,500
International Value Fund	—	—	4,038	20,377	24,415
Investment Quality Bond Fund	—	—	1,454	6,537	7,991
Mid Cap Growth Index Fund	—	—	18,750	—	18,750
Mid Cap Stock Fund	—	—	5,165	11,863	17,028
Mid Cap Value Equity Fund	—	—	—	1,270	1,270
Mid Cap Value Index Fund	—	—	19,673	—	19,673
Mid Value Fund	—	—	—	163,756	163,756
Mutual Shares Fund	—	—	—	18,866	18,866
Real Estate Equity Fund	—	—	—	44,430	44,430
Real Estate Securities Fund	—	—	9,125	—	9,125
Real Return Bond Fund	—	—	2,894	8,928	11,822
Redwood Fund	—	—	—	7,660	7,660
Science & Technology Fund	—	—	—	2,548	2,548
Short Term Government Income Fund	—	—	—	3,533	3,533
Small Cap Growth Fund	—	—	—	2,394	2,394
Small Cap Opportunities Fund	—	—	24,049	45,723	69,772
Small Cap Value Fund	—	—	—	2,208	2,208
Small Company Growth Fund	—	—	—	1,822	1,822
Small Company Value Fund	—	—	31,707	62,188	93,895
Smaller Company Growth Fund	—	—	—	84,134	84,134
Spectrum Income Fund	—	—	—	154,435	154,435
Strategic Equity Allocation Fund	—	—	—	2,903,332	2,903,332
Total Return Fund	—	—	7,077	35,399	42,476
U.S. High Yield Bond Fund	—	—	1,675	9,834	11,509
Value Fund	—	—	—	2,525	2,525

Expense recapture The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that a Fund is below its expense limitation during this period. The table below outlines the amounts of waived or reimbursed expenses subject to potential recovery and the amounts recovered during the six months ended February 28, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts Eligible	Amounts Eligible	Amounts Eligible	Amounts Eligible	Amount recovered
	for recovery	for recovery	for recovery	for recovery	during the period
Fund	through 8-1-13	through 8-1-14	through 8-1-15	through 2-1-16	ended 2-28-13

Asia Total Return Bond Fund	—	—	—	$8,213	—
Core Diversified Growth & Income Fund	$12,027	$30,776	$32,871	14,743	—
Core Fundamental Holdings Fund	14,275	37,119	40,397	18,629	—
Core Global Diversification Fund	14,043	29,491	32,528	15,113	—
Emerging Markets Debt Fund	49,584	75,352	95,209	43,376	$190
Mid Cap Growth Index Fund	29,178	14,658	25,421	18,750	—
Mid Cap Value Index Fund	29,304	14,373	25,942	19,673	—
Short Term Government Income Fund	14,994	5,375	5,809	—	13,283

Amounts recovered by class
Fund	Class A	Class I	Class NAV	Total

Emerging Markets Debt Fund	$176	$14	—	$190
Short Term Government Income Fund	—	—	$13,283	13,283

The net investment management fees incurred for the six months ended February 28, 2013, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to a net annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.59%	Core Diversified Growth & Income Portfolio	0.00%
All Cap Core Fund	0.77%	Core Fundamental Holdings Portfolio	0.00%
All Cap Value Fund	0.77%	Core Global Diversification Portfolio	0.00%
Alpha Opportunities Fund	0.97%	Emerging Markets Debt Fund	0.18%
Asia Total Return Bond	0.69%	Equity-Income Fund	0.75%
Blue Chip Growth Fund	0.75%	Fundamental Global Franchise Fund	0.80%
Capital Appreciation Fund	0.70%	Fundamental Value Fund	0.75%
Capital Appreciation Value Fund	0.77%	Global Bond Fund	0.70%
Core Bond Fund	0.58%	Global Real Estate Fund	0.90%

373

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Fund	Annual Effective Rate	Fund	Annual Effective Rate

Health Sciences Fund	0.98%	Real Estate Securities Fund	0.70%
Heritage Fund	0.85%	Real Return Bond Fund	0.70%
High Income Fund	0.69%	Redwood Fund	1.10%
High Yield Fund	0.67%	Science & Technology Fund	1.01%
International Growth Opportunities Fund	0.84%	Short Term Government Income Fund	0.57%
International Growth Stock Fund	0.80%	Small Cap Growth Fund	1.06%
International Small Cap Fund	1.00%	Small Cap Opportunities Fund	0.91%
International Small Company Fund	0.95%	Small Cap Value Fund	1.04%
International Value Fund	0.80%	Small Company Growth Fund	1.00%
Investment Quality Bond Fund	0.58%	Small Company Value Fund	0.98%
Mid Cap Growth Index Fund	0.43%	Smaller Company Growth Fund	0.91%
Mid Cap Stock Fund	0.83%	Spectrum Income Fund	0.70%
Mid Cap Value Equity Fund	0.87%	Strategic Equity Allocation Fund	0.48%
Mid Cap Value Index Fund	0.41%	Total Return Fund	0.68%
Mid Value Fund	0.95%	U.S. High Yield Bond Fund	0.73%
Mutual Shares Fund	0.92%	Value Fund	0.71%
Real Estate Equity Fund	0.83%

Accounting and legal services Pursuant to a service agreement, the Funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2013 amounted to an annual rate of 0.01% of the Funds’ average daily net assets.

Distribution and service plans The Funds have a distribution agreement with the Distributor. The Funds have adopted distribution and service plans with respect to Class A and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Funds. The Funds pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Funds’ shares.

Class	Rule 12b-1 Fee	Service Fee

Class A	0.30%	—
Class 1	0.05%	—

Sales charges Class A shares of Emerging Markets Debt Fund and Fundamental Global Franchise Fund are assessed up-front sales charges, which resulted in payments to the Distributor. For the six months ended February 28, 2013 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2013, the funds did not pay CDSCs for Class A shares.

Transfer agent fees Emerging Markets Debt Fund and Fundamental Global Franchise Fund have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds: It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses Class level expenses for the six months ended February 28, 2013 were:

				State
		Distribution and	Transfer	registration
Fund	Class	service fees	agent fees	fees

Emerging Markets Debt Fund
	A	$19,113	$12,451	$170
	I	—	1,622	170

	Total	$19,113	$14,073	$340
Fundamental Global Franchise Fund
	A	$163	$107	—
	I	—	55	—
	Total	$163	$162	—

Trustee expenses The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

374

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Interfund Lending Program Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Funds’ activity in this program during the period for which loans were outstanding was as follows:

	Average	Weighted Average
Borrower	Loan Balance	Interest Rate	Interest

Strategic Equity Allocation Fund	$838,419	$33.54	0.96%

6. FUND SHARE TRANSACTIONS Transactions in Fund shares for the period ended February 28, 2013 and the year ended August 31, 2012 were as follows:

Active Bond Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,181,994	$12,459,369	2,128,527	$21,787,759
Distributions reinvested	154,158	1,615,450	280,316	2,817,536
Repurchased	(385,101)	(4,054,324)	(490,852)	(5,000,747)
Net increase	951,051	$10,020,495	1,917,991	$19,604,548

Class NAV shares

Sold	8,682,540	$91,388,586	37,051,903	$377,202,994
Distributions reinvested	3,558,061	37,251,776	7,048,538	70,817,022
Repurchased	(6,450,613)	(67,897,336)	(9,907,311)	(101,382,073)
Net increase	5,789,988	$60,743,026	34,193,130	$346,637,943
Net increase	6,741,039	$70,763,521	36,111,121	$366,242,491

All Cap Core Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	—	—	37,444	$301,796
Distributions reinvested	757,798	$7,502,202	738,789	6,346,196
Repurchased	(4,747,277)	(48,617,742)	(16,566,637)	(147,393,453)
Net decrease	(3,989,479)	($41,115,540)	(15,790,404)	($140,745,461)

All Cap Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	276,835	$3,300,325	606,119	$6,539,155
Distributions reinvested	71,882	814,420	708,525	7,297,811
Repurchased	(962,827)	(11,044,841)	(1,523,542)	(16,427,890)
Net decrease	(614,110)	($6,930,096)	(208,898)	($2,590,924)

Class NAV shares

Sold	182,323	$2,043,249	19,219,522	$212,195,646
Distributions reinvested	544,044	6,131,383	3,372,552	34,534,935
Repurchased	(5,877,590)	(68,410,947)	(14,495,574)	(155,556,147)
Net increase (decrease)	(5,151,223)	($60,236,315)	8,096,500	$91,174,434
Net increase (decrease)	(5,765,333)	($67,166,411)	7,887,602	$88,583,510

Alpha Opportunities Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	207,836	$2,309,428	7,528,269	$79,042,339
Distributions reinvested	6,501,975	69,246,032	17,745,960	165,037,429
Repurchased	(11,289,700)	(125,014,683)	(52,667,843)	(548,717,207)
Net decrease	(4,579,889)	($53,459,223)	(27,393,614)	($304,637,439)

Asia Total Return Bond Fund	Period ended 2/28/13[1]
	Shares	Amount

Class NAV shares
Sold	40,768,938	$407,015,407

Net increase	40,768,938	$407,015,407

[1] Period from 1-16-13 (inception date) to 2-28-13.

Blue Chip Growth Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	862,432	$21,485,165	3,070,319	$69,852,642
Distributions reinvested	65,607	1,604,735	20,848	430,922
Repurchased	(1,395,122)	(34,047,280)	(1,623,857)	(35,347,970)
Net increase (decrease)	(467,083)	($10,957,380)	1,467,310	$34,935,594

Class NAV shares

Sold	1,279,183	$31,041,808	7,382,230	$176,914,725
Distributions reinvested	198,367	4,846,096	95,250	1,966,903
Repurchased	(4,380,127)	(109,464,581)	(33,965,322)	(723,009,294)
Net decrease	(2,902,577)	($73,576,677)	(26,487,842)	($544,127,666)
Net decrease	(3,369,660)	($84,534,057)	(25,020,532)	($509,192,072)

375

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	294,309	$3,879,504	3,941,411	$48,962,980
Distributions reinvested	96,684	1,259,790	25,939	291,271
Repurchased	(2,734,516)	(35,794,273)	(2,280,942)	(27,862,377)
Net increase (decrease)	(2,343,523)	($30,654,979)	1,686,408	$21,391,874

Class NAV shares

Sold	2,713,541	$35,666,916	14,794,453	$189,586,650
Distributions reinvested	370,157	4,826,845	138,081	1,551,329
Repurchased	(7,009,409)	(92,992,331)	(41,701,413)	(487,897,254)
Net decrease	(3,925,711)	($52,498,570)	(26,768,879)	($296,759,275)
Net decrease	(6,269,234)	($83,153,549)	(25,082,471)	($275,367,401)

Capital Appreciation Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,400,126	$15,974,219	129,111,325	$1,297,015,790
Distributions reinvested	8,835,758	97,458,405	926,970	9,334,590
Repurchased	(7,930,369)	(89,372,133)	(443,491)	(4,922,790)
Net increase	2,305,515	$24,060,491	129,594,804	$1,301,427,590

Core Bond Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,117,595	$15,075,723	4,805,005	$64,100,782
Distributions reinvested	296,778	3,916,548	111,270	1,469,694
Repurchased	(530,809)	(7,050,255)	(428,227)	(5,727,138)
Net increase	883,564	$11,942,016	4,488,048	$59,843,338

Class NAV shares

Sold	2,540,298	$34,144,195	4,692,219	$62,333,542
Distributions reinvested	2,067,715	27,252,814	2,221,954	29,232,405
Repurchased	(262,552)	(3,575,373)	(7,853,272)	(105,386,491)
Net increase (decrease)	4,345,461	$57,821,636	(939,099)	($13,820,544)
Net increase	5,229,025	$69,763,652	3,548,949	$46,022,794

Core Diversified Growth & Income Portfolio	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	359,340	$3,669,644	588,457	$5,706,670
Distributions reinvested	238,867	2,319,396	81,494	760,344
Repurchased	(231,690)	(2,366,459)	(476,563)	(4,719,689)
Net increase	366,517	$3,622,581	193,388	$1,747,325

Core Fundamental Holdings Portfolio	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	112,725	$1,129,619	278,755	$2,662,362
Distributions reinvested	94,552	906,750	49,792	460,081
Repurchased	(152,919)	(1,504,516)	(99,446)	(941,412)
Net increase	54,358	$531,853	229,101	$2,181,031

Core Global Diversification Portfolio	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	306,544	$2,967,581	621,520	$5,706,031
Distributions reinvested	133,050	1,261,318	106,308	934,452
Repurchased	(395,223)	(3,808,344)	(363,923)	(3,324,624)
Net increase	44,371	$420,555	363,905	$3,315,859

Emerging Markets Debt Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	—	—	(33)	($353)
Repurchased	—	—	(1,826)	(19,623)
Net increase (decrease)	—	—	(1,859)	($19,976)

376

FUND SHARE TRANSACTIONS, CONTINUED

Equity-Income Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	439,696	$7,218,578	1,226,942	$17,668,892
Distributions reinvested	354,126	5,676,642	255,203	3,537,110
Repurchased	(958,421)	(15,472,394)	(1,869,310)	(27,173,012)
Net decrease	(164,599)	($2,577,174)	(387,165)	($5,967,010)

Class NAV shares

Sold	548,449	$8,724,214	10,003,542	$148,320,422
Distributions reinvested	1,555,813	24,924,135	1,066,236	14,767,373
Repurchased	(7,113,275)	(116,836,659)	(24,230,407)	(329,843,185)
Net decrease	(5,009,013)	($83,188,310)	(13,160,629)	($166,755,390)
Net decrease	(5,173,612)	($85,765,484)	(13,547,794)	($172,722,400)

Fundamental Global Franchise Fund	Six months ended 2/28/13		Period ended 8/31/12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

Class I shares

Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

Class NAV shares

Sold	282,007	$3,106,975	35,159,824	$353,771,983
Distributions reinvested	213,433	2,337,088	—	—
Repurchased	(499,218)	(5,528,883)	—	—
Net increase (decrease)	(3,778)	($84,820)	35,159,824	$353,771,983
Net increase (decrease)	(3,778)	($84,820)	35,179,824	$353,971,983

[1] Period from 6-29-12 (inception date) to 8-31-12.

Fundamental Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	645,768	$10,426,990	4,120,096	$63,323,333
Distributions reinvested	1,012,548	16,281,768	749,176	10,765,657
Repurchased	(5,279,493)	(87,134,232)	(45,059,096)	(657,540,108)
Net decrease	(3,621,177)	($60,425,474)	(40,189,824)	($583,451,118)

Global Bond Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	368,688	$4,762,516	1,374,887	$17,459,457
Distributions reinvested	215,444	2,729,673	638,367	7,647,632
Repurchased	(707,250)	(9,016,993)	(1,367,752)	(17,150,456)
Net increase (decrease)	(123,118)	($1,524,804)	645,502	$7,956,633

Class NAV shares

Sold	4,231,692	$53,549,146	7,780,415	$96,377,184
Distributions reinvested	1,590,524	20,104,227	5,496,049	65,677,790
Repurchased	(4,303,497)	(54,309,924)	(19,058,007)	(237,076,849)
Net increase (decrease)	1,518,719	$19,343,449	(5,781,543)	($75,021,875)
Net increase (decrease)	1,395,601	$17,818,645	(5,136,041)	($67,065,242)

Global Real Estate Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,300,454	$10,751,278	3,651,232	$25,602,371
Distributions reinvested	2,174,293	17,850,946	2,644,797	17,587,899
Repurchased	(4,016,524)	(33,091,284)	(10,963,221)	(82,705,255)
Net decrease	(541,777)	($4,489,060)	(4,667,192)	($39,514,985)

Health Sciences Fund	Six months ended 2/28/13		Period ended 8/31/12[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,127,876	$15,628,920	34,835,063	$370,516,479
Distributions reinvested	1,202,343	16,375,908	—	—
Repurchased	(2,611,553)	(37,196,551)	(127,298)	(1,739,825)
Net increase (decrease)	(281,334)	($5,191,723)	34,707,765	$368,776,654

[1] Period from 9-30-11 (inception date) to 8-31-12.

377

FUND SHARE TRANSACTIONS, CONTINUED

Heritage Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	167,199	$1,257,575	546,519	$4,102,908
Distributions reinvested	1,541,818	10,977,743	5,351,899	35,804,204
Repurchased	(328,950)	(2,490,084)	(7,532,131)	(57,279,740)
Net increase (decrease)	1,380,067	$9,745,234	(1,633,713)	($17,372,628)

High Income Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	399,148	$3,121,764	3,398,880	$24,933,069
Distributions reinvested	1,946,438	15,216,275	3,604,114	25,545,951
Repurchased	(2,699,524)	(21,330,185)	(781,044)	(5,691,053)
Net increase (decrease)	(353,938)	($2,992,146)	6,221,950	$44,787,967

High Yield Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	3,279,862	$30,519,518	4,896,818	$43,424,037
Distributions reinvested	1,591,861	14,623,183	3,159,371	27,154,130
Repurchased	(1,892,653)	(17,590,490)	(4,799,084)	(41,528,194)
Net increase	2,979,070	$27,552,211	3,257,105	$29,049,973

Class NAV shares

Sold	1,313,885	$12,110,587	9,775,613	$85,071,263
Distributions reinvested	2,446,879	22,279,799	6,043,442	51,604,785
Repurchased	(1,817,520)	(16,743,069)	(18,024,413)	(158,105,246)
Net increase (decrease)	1,943,244	$17,647,317	(2,205,358)	($21,429,198)
Net increase	4,922,314	$45,199,528	1,051,747	$7,620,775

International Growth Opportunities Fund	Six months ended 2/28/13		Period ended 8/31/12[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	147,869	$1,658,632	47,785,883	$477,772,958
Distributions reinvested	162,868	1,832,260	—	—
Repurchased	(2,331)	(26,802)	—	—
Net increase	308,406	$3,464,090	47,785,883	$477,772,958

[1] Period from 7-19-12 (inception date) to 8-31-12.

International Growth Stock Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	6,376,519	$71,025,158	14,989,248	$153,186,147
Distributions reinvested	426,627	4,872,079	358,292	3,572,168
Repurchased	(154,261)	(1,767,560)	(2,279,439)	(22,992,649)
Net increase	6,648,885	$74,129,677	13,068,101	$133,765,666

International Small Cap Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	418,657	$6,602,234	299,703	$4,293,383
Distributions reinvested	109,736	1,696,515	144,046	1,866,834
Repurchased	(562,434)	(8,627,595)	(1,678,991)	(23,251,500)
Net decrease	(34,041)	($328,846)	(1,235,242)	($17,091,283)

Class NAV shares

Sold	48,215	$733,362	5,781,987	$79,353,533
Distributions reinvested	284,607	4,397,182	255,409	3,307,547
Repurchased	(658,206)	(9,906,065)	(866,874)	(12,358,986)
Net increase (decrease)	(325,384)	($4,775,521)	5,170,522	$70,302,094
Net increase (decrease)	(359,425)	($5,104,367)	3,935,280	$53,210,811

International Small Company Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	92,354	$733,957	9,887,974	$73,136,076
Distributions reinvested	541,086	4,447,729	532,043	3,734,939
Repurchased	(680,557)	(5,425,137)	(908,306)	(7,023,356)
Net increase (decrease)	(47,117)	($243,451)	9,511,711	$69,847,659

378

FUND SHARE TRANSACTIONS, CONTINUED

International Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	772,096	$11,151,098	482,782	$6,163,488
Distributions reinvested	371,780	5,305,304	651,205	7,970,743
Repurchased	(1,494,541)	(21,038,851)	(2,629,588)	(33,490,891)
Net decrease	(350,665)	($4,582,449)	(1,495,601)	($19,356,660)

Class NAV shares

Sold	1,613,001	$22,364,338	26,521,336	$330,719,959
Distributions reinvested	1,953,277	27,795,127	2,503,837	30,571,849
Repurchased	(3,559,113)	(49,589,714)	(8,467,242)	(106,711,500)
Net increase	7,165	$569,751	20,557,931	$254,580,308
Net increase (decrease)	(343,500)	($4,012,698)	19,062,330	$235,223,648

Investment Quality Bond Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	695,682	$9,111,378	1,770,240	$22,612,872
Distributions reinvested	254,970	3,290,372	172,139	2,184,021
Repurchased	(1,183,208)	(15,344,719)	(1,139,041)	(14,538,734)
Net increase (decrease)	(232,556)	($2,942,969)	803,338	$10,258,159

Class NAV shares

Sold	1,913,612	$25,046,955	3,207,674	$40,942,012
Distributions reinvested	1,133,999	14,623,001	884,788	11,211,041
Repurchased	(311,635)	(4,110,871)	(6,169,936)	(79,513,259)
Net increase (decrease)	2,735,976	$35,559,085	(2,077,474)	($27,360,206)
Net increase (decrease)	2,503,420	$32,616,116	(1,274,136)	($17,102,047)

Mid Cap Growth Index Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	215,481	$2,742,449	521,728	$6,027,804
Distributions reinvested	6,304	77,919	51,039	547,648
Repurchased	(316,139)	(3,864,340)	(673,376)	(7,647,138)
Net decrease	(94,354)	($1,043,972)	(100,609)	($1,071,686)

Class NAV shares[1]

Sold	—	—	191,399	$2,111,941
Distributions reinvested	—	—	82,212	882,131
Repurchased	—	—	(212,342)	(2,439,969)
Redemption-in-kind (Note 12)	—	—	(4,905,032)	(59,302,803)
Net increase (decrease)	—	—	(4,843,763)	($58,748,700)
Net decrease	(94,354)	($1,043,972)	(4,944,372)	($59,820,386)

[1] Class NAV shares were terminated on 4-16-12.

Mid Cap Stock Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	312,004	$5,712,001	716,209	$12,460,465
Distributions reinvested	644,229	11,396,409	967,160	14,613,784
Repurchased	(2,055,160)	(36,900,146)	(4,175,513)	(69,828,603)
Net decrease	(1,098,927)	($19,791,736)	(2,492,144)	($42,754,354)

Class NAV shares

Sold	351,025	$6,259,008	9,329,945	$161,714,348
Distributions reinvested	1,493,838	26,530,570	1,566,496	23,748,071
Repurchased	(1,879,555)	(34,059,841)	(2,921,764)	(51,399,934)
Net increase (decrease)	(34,692)	($1,270,263)	7,974,677	$134,062,485
Net increase (decrease)	(1,133,619)	($21,061,999)	5,482,533	$91,308,131

Mid Cap Value Equity Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	—	—	293,613	$2,601,782
Distributions reinvested	2,052,799	$16,196,582	1,134,727	9,645,182
Repurchased	(819,885)	(7,272,618)	(8,017,998)	(72,526,572)
Net increase (decrease)	1,232,914	$8,923,964	(6,589,658)	($60,279,608)

379

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Value Index Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	196,800	$2,319,222	346,212	$3,687,508
Distributions reinvested	101,600	1,149,091	46,943	475,060
Repurchased	(183,011)	(2,112,502)	(455,803)	(4,790,708)
Net increase (decrease)	115,389	$1,355,811	(62,648)	($628,140)

Class NAV shares[1]

Sold	—	—	251,831	$2,708,123
Distributions reinvested	—	—	89,000	899,785
Repurchased	—	—	(302,223)	(3,093,593)
Redemption-in-kind (Note 12)	—	—	(5,442,066)	(59,301,396)
Net increase (decrease)	—	—	(5,403,458)	($58,787,081)
Net increase (decrease)	115,389	$1,355,811	(5,466,106)	($59,415,221)

[1] Class NAV shares were terminated on 4-16-12.

Mid Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	161,535	$2,121,878	14,373,049	$177,120,927
Distributions reinvested	2,594,589	33,729,663	5,843,015	66,902,523
Repurchased	(3,024,998)	(40,825,958)	(2,338,449)	(29,346,110)
Net increase (decrease)	(268,874)	($4,974,417)	17,877,615	$214,677,340

Mutual Shares Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	163,601	$1,958,435	5,458,223	$59,974,877
Distributions reinvested	745,185	8,636,693	961,041	9,917,938
Repurchased	(2,404,907)	(28,623,541)	(17,079,700)	(180,017,020)
Net decrease	(1,496,121)	($18,028,413)	(10,660,436)	($110,124,205)

Real Estate Equity Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,337,266	$12,570,862	2,177,700	$19,048,205
Distributions reinvested	278,953	2,633,312	338,483	2,778,944
Repurchased	(599,378)	(5,693,763)	(3,171,134)	(28,011,079)
Net increase (decrease)	1,016,841	$9,510,411	(654,951)	($6,183,930)

Real Estate Securities Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,487,132	$21,382,151	4,860,453	$69,531,260
Distributions reinvested	4,175,922	57,084,851	2,170,390	28,410,411
Repurchased	(2,608,501)	(38,113,729)	(3,123,458)	(42,411,564)
Net increase	3,054,553	$40,353,273	3,907,385	$55,530,107

Real Return Bond Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	687,332	$9,066,423	4,180,227	$54,282,826
Distributions reinvested	587,753	7,582,605	954,820	12,048,352
Repurchased	(1,476,145)	(19,039,223)	(1,281,732)	(16,504,240)
Net increase (decrease)	(201,060)	($2,390,195)	3,853,315	$49,826,938

Class NAV shares

Sold	3,792,455	$48,585,022	6,018,997	$76,315,876
Distributions reinvested	1,827,835	23,304,752	3,696,725	46,112,450
Repurchased	(926,006)	(11,961,662)	(10,670,165)	(138,730,901)
Net increase (decrease)	4,694,284	$59,928,112	(954,443)	($16,302,575)
Net increase	4,493,224	$57,537,917	2,898,872	$33,524,363

Redwood Fund	Six months ended 2/28/13		Period ended 8/31/12[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	4,665,027	$50,794,813	40,054,904	$407,294,842
Distributions reinvested	900,119	9,703,283	99,970	1,042,681
Repurchased	(718,928)	(7,781,481)	(450,952)	(4,778,312)
Net increase	4,846,218	$52,716,615	39,703,922	$403,559,211

[1] Period from 9-29-11 (inception date) to 8-31-12.

380

FUND SHARE TRANSACTIONS, CONTINUED

Science & Technology Fund	Period ended 2/28/13[1]
	Shares	Amount
Class NAV shares

Sold	21,670,886	$216,644,219

Net increase	21,670,886	$216,644,219

[1] Period from 2-14-13 (inception date) to 2-28-13.

Short Term Government Income Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,768,460	$37,812,160	7,092,249	$71,329,191
Distributions reinvested	168,185	1,683,312	300,659	3,018,767
Repurchased	(110,692)	(1,106,987)	(2,413,514)	(24,270,139)
Net increase	3,825,953	$38,388,485	4,979,394	$50,077,819

Small Cap Growth Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	553,923	$4,687,103	1,127,123	$9,617,395
Distributions reinvested	1,092,579	8,882,671	4,479,279	33,773,765
Repurchased	(961,636)	(8,196,122)	(4,463,944)	(38,067,082)
Net increase	684,866	$5,373,652	1,142,458	$5,324,078

Small Cap Opportunities Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	139,511	$3,486,358	106,327	$2,247,959
Distributions reinvested	47,369	1,122,649	6,543	136,492
Repurchased	(293,943)	(6,975,699)	(609,808)	(12,981,639)
Net decrease	(107,063)	($2,366,692)	(496,938)	($10,597,188)

Class NAV shares

Sold	—	—	258,798	$5,343,887
Distributions reinvested	94,118	$2,220,244	13,180	273,751
Repurchased	(397,479)	(9,576,829)	(513,335)	(10,921,144)
Net decrease	(303,361)	($7,356,585)	(241,357)	($5,303,506)
Net decrease	(410,424)	($9,723,277)	(738,295)	($15,900,694)

Small Cap Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	34,799	$583,623	404,301	$6,268,191
Distributions reinvested	851,042	13,582,626	708,673	10,984,426
Repurchased	(496,873)	(8,310,632)	(2,923,714)	(47,518,329)
Net increase (decrease)	388,968	$5,855,617	(1,810,740)	($30,265,712)

Small Company Growth Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	65,750	$989,685	290,137	$3,978,228
Distributions reinvested	229,253	3,447,959	—	—
Repurchased	(591,166)	(9,181,279)	(1,537,754)	(21,947,946)
Net decrease	(296,163)	($4,743,635)	(1,247,617)	($17,969,718)

Small Company Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	88,176	$2,627,313	224,024	$5,856,858
Distributions reinvested	75,427	2,160,242	37,288	948,971
Repurchased	(402,103)	(11,587,334)	(856,698)	(22,323,612)
Net decrease	(238,500)	($6,799,779)	(595,386)	($15,517,783)

Class NAV shares

Sold	68,866	$1,930,283	549,975	$13,888,617
Distributions reinvested	152,576	4,365,207	75,147	1,910,239
Repurchased	(720,706)	(20,887,429)	(1,724,283)	(45,251,851)
Net decrease	(499,264)	($14,591,939)	(1,099,161)	($29,452,995)
Net decrease	(737,764)	($21,391,718)	(1,694,547)	($44,970,778)

Smaller Company Growth Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	66,215	$604,254	36,352	$346,555
Distributions reinvested	912,419	7,965,416	3,100,914	25,396,482
Repurchased	(60,934)	(557,084)	(2,597,692)	(22,833,040)
Net increase	917,700	$8,012,586	539,574	$2,909,997

381

FUND SHARE TRANSACTIONS, CONTINUED

Spectrum Income Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	4,026,654	$44,952,196	7,785,652	$83,831,808
Distributions reinvested	1,933,951	21,468,539	4,738,870	49,987,872
Repurchased	(7,720,348)	(86,487,625)	(9,713,078)	(104,621,464)
Net increase (decrease)	(1,759,743)	($20,066,890)	2,811,444	$29,198,216

Strategic Equity Allocation Fund	Six months ended 2/28/13		Period ended 8/31/12[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	56,227,601	$593,377,034	45,761,702	$450,565,131
Issued in reorganization (Note 12)	—	—	261,346,371	2,613,463,712
Distributions reinvested	4,274,053	44,963,037	—	—
Repurchased	(11,816,880)	(123,692,113)	(120,244)	(1,208,341)
Net increase	48,684,774	$514,647,958	306,987,829	$3,062,820,502

[1] Period from 4-13-12 (inception date) to 8-31-12.

Total Return Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,968,978	$28,579,165	3,564,198	$50,710,207
Distributions reinvested	1,290,797	18,580,149	792,934	10,949,134
Repurchased	(1,740,327)	(25,055,095)	(2,194,804)	(30,890,128)
Net increase	1,519,448	$22,104,219	2,162,328	$30,769,213

Class NAV shares

Sold	10,795,231	$155,643,845	19,193,731	$269,208,868
Distributions reinvested	6,474,208	92,902,251	4,282,677	58,928,321
Repurchased	(5,764,563)	(82,753,815)	(21,193,786)	(302,018,622)
Net increase	11,504,876	$165,792,281	2,282,622	$26,118,567
Net increase	13,024,324	$187,896,500	4,444,950	$56,887,780

U.S. High Yield Bond Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	793,522	$10,204,121	2,404,812	$30,093,929
Distributions reinvested	347,358	4,411,772	539,264	6,608,215
Repurchased	(654,086)	(8,375,595)	(918,578)	(11,432,089)
Net increase	486,794	$6,240,298	2,025,498	$25,270,055

Class NAV shares

Sold	1,876,990	$24,051,399	7,241,411	$90,433,861
Distributions reinvested	2,034,337	25,818,251	3,568,047	43,684,679
Repurchased	(523,250)	(6,704,627)	(3,530,184)	(44,077,251)
Net increase	3,388,077	$43,165,023	7,279,274	$90,041,289
Net increase	3,874,871	$49,405,321	9,304,772	$115,311,344

Value Fund	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	74,490	$754,194	331,012	$3,177,315
Distributions reinvested	2,051,297	18,995,014	1,756,453	15,737,822
Repurchased	(1,095,471)	(11,093,669)	(4,681,337)	(45,334,019)
Net increase (decrease)	1,030,316	$8,655,539	(2,593,872)	($26,418,882)

Affiliates of the Trust owned of shares of beneficial interest of the following Funds on February 28, 2013:

Fund	Class	% by Class

Emerging Markets Debt Fund	A	100%
Emerging Markets Debt Fund	I	100%
Fundamental Global Franchise Fund	A	100%
Fundamental Global Franchise Fund	I	100%

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for six months ended February 28, 2013. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 28, 2013:

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$104,220,235	$682,530,510	$162,184,951	$560,534,420
All Cap Core Fund	—	464,103,871	—	505,166,186
All Cap Value Fund	—	236,593,044	—	305,913,106
Alpha Opportunities Fund	—	785,462,549	—	908,728,035
Asia Total Return Bond Fund	—	392,307,083	—	11,203,608
Blue Chip Growth Fund	—	333,373,384	—	418,013,475
Capital Appreciation Fund	—	421,815,051	—	493,790,271
Capital Appreciation Value Fund	—	726,591,003	—	753,699,421

382

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Core Bond Fund	$652,304,506	$499,280,678	$655,619,086	$461,162,771
Core Diversified Growth & Income Portfolio	—	4,269,935	—	2,369,198
Core Fundamental Holdings Portfolio	—	1,425,475	—	1,510,620
Core Global Diversification Portfolio	—	7,634,164	—	7,877,772
Emerging Markets Debt Fund	1,150,996	19,580,632	1,145,576	19,866,683
Equity-Income Fund	—	115,985,953	—	217,036,851
Fundamental Global Franchise Fund	—	40,923,099	—	44,838,730
Fundamental Value Fund	—	38,629,982	—	80,888,673
Global Bond Fund	68,382,556	201,018,171	10,610,873	402,423,927
Global Real Estate Fund	—	265,079,887	—	281,113,092
Health Sciences Fund	—	68,299,519	—	89,882,528
Heritage Fund	—	45,724,575	—	45,255,327
High Income Fund	1,998,336	195,382,391	—	203,151,802
High Yield Fund	—	352,701,910	—	300,337,360
International Growth Opportunities Fund	—	53,776,945	—	53,091,790
International Growth Stock Fund	—	112,296,712	—	40,520,033
International Small Cap Fund	—	31,803,047	—	48,842,521
International Small Company Fund	—	10,976,037	—	15,617,977
International Value Fund	—	166,705,083	—	209,682,297
Investment Quality Bond Fund	195,120,207	96,265,694	109,658,508	97,383,551
Mid Cap Growth Index Fund	—	7,591,032	—	9,498,227
Mid Cap Stock Fund	—	569,825,811	—	659,305,666
Mid Cap Value Equity Fund	—	24,199,623	—	29,971,817
Mid Cap Value Index Fund	—	5,375,129	—	5,446,177
Mid Value Fund	—	90,199,498	—	127,686,055
Mutual Shares Fund	—	46,070,341	—	79,659,253
Real Estate Equity Fund	—	22,593,185	—	11,861,572
Real Estate Securities Fund	—	321,264,587	—	331,343,675
Real Return Bond Fund	106,987,522	62,047,317	84,153,461	47,425,301
Redwood Fund	—	184,046,723	—	165,126,258
Science & Technology Fund	—	210,774,992	—	15,334,947
Short Term Government Income Fund	13,812,885	78,087,991	1,102,866	51,360,609
Small Cap Growth Fund	—	83,519,157	—	87,671,913
Small Cap Opportunities Fund	—	15,610,722	—	28,358,107
Small Cap Value Fund	—	11,366,185	—	15,548,366
Small Company Growth Fund	—	9,612,487	—	15,833,772
Small Company Value Fund	—	8,371,403	—	33,529,720
Smaller Company Growth Fund	—	41,137,466	—	41,789,627
Spectrum Income Fund	34,865,027	360,161,391	47,599,262	363,364,556
Strategic Equity Allocation Fund	—	721,685,712	—	200,897,440
Total Return Fund	951,284,253	3,168,369,209	463,729,712	3,193,771,105
U.S. High Yield Bond Fund	—	216,393,230	—	165,513,328
Value Fund	—	18,993,817	—	26,028,180

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the Funds are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the Funds’ net assets. For the six months ended February 28, 2013, the following Funds had an affiliate ownership of 5% or more of their net assets:

FUND		FUND

Active Bond Fund	95.6%	Heritage Fund	100.0%
All Cap Core Fund	100.0%	High Income Fund	98.9%
All Cap Value Fund	87.2%	High Yield Fund	59.6%
Alpha Opportunities Fund	100.0%	International Growth Opportunities Fund	57.3%
Asia Total Return Bond Fund	99.4%	International Growth Stock Fund	99.0%
Blue Chip Growth Fund	71.4%	International Small Cap Fund	71.5%
Capital Appreciation Fund	67.0%	International Small Company Fund	99.6%
Capital Appreciation Value Fund	99.9%	International Value Fund	71.0%
Core Bond Fund	87.5%	Investment Quality Bond Fund	83.0%
Equity-Income Fund	80.6%	Mid Cap Stock Fund	70.2%
Fundamental Global Franchise Fund	99.9%	Mid Cap Value Equity Fund	100.0%
Fundamental Value Fund	93.3%	Mid Value Fund	100.0%
Global Bond Fund	88.2%	Mutual Shares Fund	100.0%
Global Real Estate Fund	99.5%	Real Estate Equity Fund	100.0%
Health Sciences Fund	100.0%	Real Return Bond Fund	77.1%

383

INVESTMENT BY AFFILIATED FUNDS, CONTINUED

FUND		FUND

Redwood Fund	99.6%	Small Company Value Fund	66.0%
Science & Technology	100.0%	Smaller Company Growth Fund	100.0%
Short Term Government Income Fund	100.0%	Spectrum Income Fund	100.0%
Small Cap Growth Fund	100.0%	Strategic Equity Allocation Fund	100.0%
Small Cap Opportunities Fund	64.6%	Total Return Fund	63.9%
Small Cap Value Fund	100.0%	U.S. High Yield Bond Fund	85.7%
Small Company Growth Fund	100.0%	Value Fund	100.0%

9. INVESTMENT IN AFFILIATED FUNDS Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio invest primarily in underlying funds that are managed by the Advisor and its affiliates. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control: however, the Funds’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2013, the funds did not hold 5% or more of an underlying funds’ net assets.

10. DIRECT PLACEMENT SECURITIES The Funds may hold direct placement securities which are restricted as to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 28, 2013.

						Value as a
		Original		Beginning	Ending	percentage
		Acquisition	Acquisition	share	share	of Fund’s	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 2-28-13

Health Sciences Fund	Castlight Health, Inc. Series D	4/26/2012	$357,884	59,286	59,286	0.10%	$357,884
	Ultragenyx Pharmaceutical, Inc.	12/19/2012	$311,272	—	112,397	0.00%	$311,272
	Purchased: 112,397 shares
High Income Fund	Talmer Bancorp, Inc.	4/30/2010	$1,675,002	279,167	279,167	0.50%	$2,332,158

11. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Funds’ transactions in the securities of these issuers during the six months ended February 28, 2013, is set forth below:

		Beginning	Ending	Realized	Interest	Value as
Fund	Affiliate	Share amount	Share amount	gain (loss)	income	of 2-28-13

High Income Fund	Greektown Superholdings, Inc.,	7,894	7,894	—	—	$710,460
	common stock
	Greektown Superholdings, Inc.,	168,490	168,490	—	—	$15,164,100
	Series A preferred security
	Greektown Superholdings, Inc.	1,304,000	1,304,000	—	$84,760	$1,401,800
	13.0%, 07/01/2015

12. REDEMPTIONS-IN-KIND On April 16, 2012, the following Funds recorded in-kind redemptions of portfolio securities. The redeeming shareholders were fund of funds that are series of the Trust. Each redeeming shareholder received a pro rata share of the securities held by each respective portfolio in the Trust. The redemptions in-kind were effected in connection with the simultaneous subscriptions in-kind of these securities by the Strategic Equity Allocation Fund, a series of the Trust. The Funds affected by this transaction were Mid Cap Growth Index Fund and Mid Cap Value Index Fund. This transaction is a non-taxable event. Below is a summary of the market value of securities and cash redeemed and realized gains generated by the Funds relating to the transaction.

Fund	Market Value of Securities Redeemed	Realized Gain

Mid Cap Growth Index Fund	$59,302,803	$4,757,122
Mid Cap Value Index Fund	59,301,396	320,464

13. OTHER MATTER The Trust has been named as a defendant in two actions captioned Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “Fitz-Simons action”) and Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.) (the “Deutsche Bank action”) that arise out of a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiffs allege that certain parties engaged in misconduct in connection with the LBO, and that the LBO weakened Tribune Company such that on December 8, 2008, it was forced to file for reorganization under Chapter 11 of the federal bankruptcy code.

In the FitzSimons action, the complaint seeks to recover proceeds received by former Tribune Company shareholders through the LBO from a putative defendant class comprised of shareholders other than the insiders, major shareholders and certain other defendants. The sole claim and cause of action as against the former shareholders either as named defendants or as members of the putative defendant class is for fraudulent conveyance pursuant to United States Bankruptcy Code Section 548(a)(1)(A). In the Deutsche Bank action, the complaint asserts state law constructive fraudulent conveyance claims against former Tribune shareholders. In both the FitzSimons action and the Deutsche Bank action, the Trust is alleged to have received proceeds from the LBO in exchange for shares of Tribune Company stock.

The FitzSimons action and Deutsche Bank action have been consolidated with the majority of the other Tribune LBO-related lawsuits in multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On November 6, 2012, the defendants moved to dismiss the lawsuits alleging state law constructive fraudulent conveyance claims, including the Deutsche Bank action. On December 21, 2012, the plaintiffs filed a memorandum in opposition to motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

The potential amounts sought to be recovered from the Equity-Income Fund and the Spectrum Income Fund are unknown, but they include approximately $11,971,400 and $2,091,000, respectively, representing the proceeds that the Funds received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The Funds cannot predict the outcome of these proceedings. The Funds are currently assessing the cases and have not yet determined the effect, if any, on the Funds’ net assets and results of operations. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on each Fund’s net asset value.

384

John Hancock Funds II

Board Consideration of Amendments to Investment Advisory Agreement and New Subadvisory Agreements

JHF II Spectrum Income Fund

At an in-person meeting held on December 10-12, 2012, the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) on behalf of the JHF II Spectrum Income Fund (the “Fund”) between the subadviser to the Fund, T. Rowe Price Associates, Inc. (the “Subadviser”), and T. Rowe Price International Ltd, an affiliate of the Subadviser (the “Sub-Subadviser”). In considering the Sub-Subadvisory Agreement, the Board took into account certain information and materials that the Board received and considered in connection with the approval of the subadvisory agreement with the Subadviser in May 2012. That approval, on which the Board voted at its meeting held in-person on May 24-25, 2012, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of the Fund’s portfolio management team and the Fund’s performance.

The Board, including the Independent Trustees, is responsible for approving John Hancock Investment Management Services, LLC’s (the “Adviser’s”) selection of fund subadvisers and approving the Fund’s subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund are:

(1) the nature, extent and quality of the services to be provided by the subadviser to the Fund;

(2) the investment performance of the Fund and its subadviser;

(3) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with the Trust; and

(5) comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In considering the Sub-Subadvisory Agreement, the Board took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Subadviser to the Fund, as well as the services provided by the Subadviser with respect to other funds in the Trust and in John Hancock Variable Insurance Trust, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadviser to the Fund. The Board took into account that certain personnel at the Subadviser currently providing services to the Fund under the subadvisory agreement would continue to do so under the Sub-Subadvisory Agreement.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also discussed the proposed approval of the Sub-Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to the Sub-Subadvisory Agreement and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed and considered:

(1) information relating to the Sub-Subadviser’s business, including the Subadviser’s current subadvisory services to the Trust and other funds in the John Hancock family of funds; and

(2) the performance of the Fund and the performance of other Trust funds and other funds in the John Hancock family of funds that are managed by the Subadvisor.

With respect to the services to be provided by the Sub-Subadviser, the Board considered, among other information, the Sub-Subadviser’s current level of staffing and its overall resources. The Board took into account the Sub-Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Subadviser’s investment personnel who would provide services to the Fund. The Board considered that the personnel at the Subadviser currently providing services to the Fund would continue to do so under the Sub-Subadvisory Agreement. The Board also took into account its knowledge of the Subadviser’s management and the quality of the performance of the Subadviser’s duties through the Subadviser’s provision of services to other funds in the Trust and John Hancock Variable Insurance Trust and information received during the past year, including among other things, the Subadviser’s compliance program and any disciplinary history. The Board noted that the Subadviser and the Sub-Subadviser share the same compliance policies and procedures. The Board noted the Sub-Subadviser’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amerlioratory actions undertaken, as appropriate. The Board also considered the Sub-Subadviser’s risk assessment and monitoring process. The Board also noted that the Trust’s Chief Compliance Officer and his staff conduct regular, periodic compliance reviews with the Sub-Subadviser and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Subadviser and procedures designed by it to assure compliance with the federal securities laws. The Board also took into account the Sub-Subadviser’s financial condition.

The Board’s decision to approve the Sub-Subadvisory Agreement was based on a number of determinations, including the following:

(1) that the Subadviser currently manages other funds of the Trust and John Hancock Variable Insurance Trust and the Board is generally satisfied with the Subadviser’s management of these funds;

(2) that the personnel of the Subadviser who currently manage the Fund’s assets are expected to continue to manage the Fund and the Board is generally satisfied with their skill and expertise and with the performance of the Fund;

(3) that the Subadviser has supervisory responsibilities over the Sub-Subadviser;

(4) that the Sub-Subadviser’s fee would be paid by the Subadviser, and neither the fee paid to the Subadviser by the Adviser nor the advisory fee paid by the Fund to the Adviser would change; and

385

John Hancock Funds II

Board Consideration of Amendments to Investment Advisory Agreement and New Subadvisory Agreements

(5) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Portfolios.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Sub-Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Sub-Subadvisory Agreement.

386

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Asia Total Return Bond Fund
Science & Technology Fund

At an in-person meeting held on December 10-12, 2012, the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the following new series of the Trust:

Asia Total Return Bond Fund; and
Science & Technology Fund (the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios (the “Advisory Agreement Amendment”);

(b) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) to add the Asia Total Return Bond Fund (the “John Hancock Subadvisory Agreement Amendment”); and

(c) amendments to the subadvisory agreements between the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe”) and between the Adviser and RCM Capital Management LLC (“RCM”) to add the Science & Technology Fund (the “Science & Technology Subadvisory Agreement Amendments”).

John Hancock Asset Management, T. Rowe and RCM are each referred to as a “Subadviser” and collectively as the “Subadvisors.” The John Hancock Subadvisory Agreement Amendment and the Science & Technology Subadvisory Agreement Amendments are each referred to as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements”.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

(2) the investment performance of the Funds and their subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisors and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement Amendment and Subadvisory Agreements

At an in-person meeting held on December 10-12, 2012, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment and the Subadvisory Agreements with respect to the New Portfolios.

In considering the Advisory Agreement Amendment and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the New Portfolios, the Adviser and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third-party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisors regarding the nature, extent and quality of services to be provided by the Adviser and the Subadvisors under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and presentations from the Subadvisors with respect to the Funds they manage. The Board also considered information regarding the Asia Total Return Bond Fund presented at the September 2012 meeting. The Board also noted that RCM and T. Rowe manage a similar fund for John Hancock Variable Insurance Trust (“JHVIT”). The Board noted that John Hancock Asset Management is affiliated with the Adviser, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements and discussed the proposed Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement Amendment

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees took into account their knowledge of JHIMS’s management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of other trusts in the fund complex. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and

387

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

coordination of the services provided by the subadvisers, and is also responsible for monitoring and reviewing the activities of the subadvisers and other third-party service providers. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers when considering approval of advisory and sub-advisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the New Portfolios;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolios; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement Amendment with respect to the New Portfolios;

(2)–(a) considered (a) the performance of other comparable funds or accounts, if any, managed by the Adviser and Subadvisors and the performance of their respective benchmarks and/or peer groups; and (b) the performance of other Trust and JHVIT funds managed by the Adviser and Subadvisors;

(3)–(a) with respect to each Fund (except those listed below) and the New Portfolios, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolios and each of the funds of JHVIT (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds, money market funds and index funds of the Trust and JHVIT.)

(b) reviewed the Trust’s and each New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolios contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the New Portfolios grow; and

(c) The Board also considered the effect of each New Portfolio’s growth in size on its performance and fees. The Board also noted that if a New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios;

(b) considered that JHIMS will also provide administrative services to the New Portfolios on a cost basis pursuant to an administrative services agreement;

(c) noted that John Hancock Asset Management is an affiliate of the Adviser;

(d) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, will provide transfer agency services and distribution services to the New Portfolios, respectively;

(e) noted that JHIMS also will derive reputational and other indirect benefits from providing advisory services to the New Portfolios;

(f) noted that the subadvisory fees for the New Portfolios are paid by JHIMS and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;

(g) took into account the Reimbursement in place; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolios and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with the New Portfolios is reasonable and not excessive.

(5)–reviewed comparative information including, among other data, each Each New Portfolio’s contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolios. In comparing each New Portfolio’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that each New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS will be waiving fees and/or reimbursing expenses with respect to the New Portfolios. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolios, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also noted management’s discussion of each New Portfolio’s anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios are reasonable.

Additional information relating to the New Portfolios’ fees and expenses and performance that the Board considered in approving the Advisory Agreement Amendment is set forth in the table below.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust and other funds in the John Hancock family of funds;

388

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(2) the investment performance of comparable funds or accounts managed by the Subadvisors as set forth in the table below; and

(3) the proposed subadvisory fees for each of the New Portfolios, including any breakpoints, and comparative fee information as set forth in the table below.

With respect to the services to be provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors as well as considered information presented in past meetings. The Board considered the Subadvisors’ current level of staffing and their overall resources, as well as their compensation programs. The Board reviewed the Subadvisors’ history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisors’ investment and compliance personnel who provide services to the New Portfolios. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board noted each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisors’ responsibilities include the development and maintenance of an investment program for the New Portfolios that is consistent with the New Portfolios’ investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by the Subadvisors to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding to any Material Relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreements.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager, and currently sub-advises other funds of the Trust or the fund complex and the Board is generally satisfied with the Subadvisors’ management of these funds, and may reasonably be expected to provide a high quality of investment management services and personnel to the New Portfolios;

(2) The proposed subadvisory fees are (i) competitive and within the range of industry norms and (ii) will be paid by JHIMS out of its advisory fees it receives from the New Portfolios and are a product of arm’s length negotiation between the Adviser and the unaffiliated Subadvisors; and the Board concluded that the subadvisory fees are reasonable for each of the New Portfolios; and

(3) The New Portfolios’ subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios in order to permit shareholders to benefit from economies of scale if the New Portfolios grow.

Additional information relating to the New Portfolios’ fees and expenses and performance that the Board considered for the New Portfolios is set forth below:

Fund
(Subadviser)	Comparable Fund Performance	Estimated Fees and Expenses

Asia Total Return Bond Fund	The MGF Asia Total Return AA Fund, a fund managed	Advisory fees for this fund were higher than its peer
	by Manulife Asset Management in a style similar to the	group median.
(John Hancock Asset Management)	JHF II Asia Total Return Bond Fund, outperformed its
	benchmark index and underperformed its peer group	Subadvisory fees for this fund were higher than its peer
	for the 1-year period ended September 30, 2012.	group median.

Science & Technology Fund	The JHVIT Science & Technology Fund, managed by T.	Advisory fees for this fund were higher than its peer
	Rowe Price and RCM in a style similar to JHF II Science	group median.
(T. Rowe Price/RCM)	& Technology Fund, underperformed its benchmark
	index and peer group for the 1- and 3- year periods	Subadvisory fees for this fund were higher than its peer
	ended September 30, 2012, and outperformed its	group median.
benchmark index and peer group for the 5- year period
ended September 30, 2012. The fund equaled its
benchmark index and underperformed its peer group
for the 10- year period ended September 30, 2012.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement Amendment and the Subadvisory Agreements would be in the best interest of the New Portfolios and their respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement Amendment and the Subadvisory Agreements.

389

John Hancock Funds II

Special Shareholder Meeting (Unaudited)

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

390

John Hancock Funds II

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

391

Management of the Trust

Trustees

James M. Oates,** Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers

Investment Advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston, MA 02210-2805

JHF2SA 2/13
4/13

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
_______________________________
Hugh McHaffie
President
Date: April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President
Date: April 22, 2013

/s/ Charles A. Rizzo
_________________________________
Charles A. Rizzo
Chief Financial Officer
Date: April 22, 2013